UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES
Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II
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(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Address of principal executive offices) (Zip code)

MICHAEL J. LEARY, 601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4490
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Date of fiscal year end: 8/31
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Date of reporting period: 8/31/10
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ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared six annual reports to shareholders for the year ended August 31, 2010 for series of John Hancock Funds with August 31 fiscal year end. The first report applies to the Floating Rate Income Fund, the second report applies to the Strategic Income Opportunities Fund, the third report applies to the Natural Resources Fund, the fourth report applies to 8 Lifecycle Portfolios, the fifth report applies to 8 Retirement Portfolios and the sixth report applies to 58 of the Registrant’s Funds.

Management’s discussion of
Fund performance

By Western Asset Management Company

Bank loans posted double-digit gains for the 12 months ended August 31, 2010. The bulk of the rally in the bank-loan market occurred during the first eight months of the period as improving economic conditions led to lower default rates, and demand for higher-yielding investments such as bank loans surged at the same time that supply was contracting as corporations refinanced their bank debt via the high-yield bond market. The bank-loan market gave back some of its gains in May and June as evidence of a slowdown in the economic recovery led investors to shun riskier assets in favor of high-quality investments such as Treasury securities. Overall, however, the bank-loan market performed well, advancing by more than 12% for the one-year period.

Fund performance

For the year ended August 31, 2010, John Hancock Floating Rate Income Fund’s Class A shares posted a total return of 9.47% at net asset value. The Fund’s return trailed the 12.02% return of its benchmark, the S&P/LSTA Leveraged Performing Loan Index, and the 11.26% average return of the Morningstar bank loan category.

The Fund posted a solid gain for the 12-month period but trailed its benchmark index and Morningstar peer group average. A major detractor to relative performance was the Fund’s emphasis on larger, more-liquid loans, which bore the brunt of the sell-off late in the period as investors shifted out of the bank-loan market. The Fund’s underweight position in CCC-rated securities, which rallied sharply as investors flocked to riskier segments of the market in pursuit of higher yields, also weighed on results. On the positive side, we increased the Fund’s position in the finance industry as valuations became more attractive, and these loans performed well during the latter half of the period. Selected securities among auto makers and gaming companies also contributed to performance.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

The major factor in this Fund’s performance is credit risk. Lower-rated, fixed-income securities have a greater risk of issuers not being able to meet debt obligations and their value will fluctuate more in response to market conditions.

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

6	Floating Rate Income Fund | Annual report

A look at performance

For the period ended August 31, 2010

									SEC 30-day	SEC 30-day
	Average annual total returns (%)				Cumulative total returns (%)				yield (%)	yield (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)				subsidized	unsubsidized[1]

				Since				Since	as of	as of
	1-year	5-year	10-year	inception[2]	1-year	5-year	10-year	inception[2]	8-31-10	8-31-10

Class A	6.18	—	—	2.72	6.18	—	—	7.42	4.60	4.59

Class B	3.52	—	—	2.08	3.52	—	—	5.64	4.06	3.90

Class C	7.65	—	—	3.20	7.65	—	—	8.77	4.02	4.02

Class I3	9.88	—	—	4.28	9.88	—	—	11.83	5.20	5.20

Class 1[3]	9.82	—	—	4.30	9.82	—	—	11.90	5.23	5.23

Class NAV[3]	9.99	—	—	4.37	9.99	—	—	12.08	5.28	5.28

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 3%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, Class 1 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 12-31-10. The net expenses are as follows: Class A — 1.20%, Class B — 1.95%, Class C — 1.95%, Class I — 0.85%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.23%, Class B — 3.86%, Class C — 2.09%, Class I — 0.95%. For the other classes, the net expenses equal the gross expenses and are as follows: Class 1 — 0.80%, Class NAV — 0.75%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

1 Unsubsidized yields reflect what the yields would have been without the effect of reimbursements and waivers.

2 From 1-2-08.

3 For certain types of investors, as described in the Fund’s Class I, Class 1 and Class NAV share prospectuses.

Annual report | Floating Rate Income Fund	7

A look at performance

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index

Class B	1-2-08	$10,847	$10,564	$11,360

Class C2	1-2-08	10,877	10,877	11,360

Class I2,3	1-2-08	11,183	11,183	11,360

Class 1[2,3]	1-2-08	11,190	11,190	11,360

Class NAV[2,3]	1-2-08	11,208	11,208	11,360

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the fund’s Class B, Class C, Class I, Class 1 and Class NAV shares, respectively, as of 8-31-10. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P/LSTA Leveraged Performing Loan Index is a subset of the S&P/LSTA Leveraged Loan Index tracking returns in the leveraged loan market and capturing a broad cross-section of the U.S. leveraged loan market, including dollar-denominated, U.S.-syndicated loans to overseas issuers and excluding those in default.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 The contingent deferred sales charge, if any, is not applicable.

3 For certain types of investors, as described in the Fund’s Class I, Class 1 and Class NAV share prospectuses.

8	Floating Rate Income Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2010 with the same investment held until August 31, 2010.

	Account value	Ending value	Expenses paid during
	on 3-1-10	on 8-31-10	year ended 8-31-10[1]

Class A	$1,000.00	$1,022.80	$6.12

Class B	1,000.00	1,018.90	9.92

Class C	1,000.00	1,019.10	9.72

Class I	1,000.00	1,024.80	4.13

Class 1	1,000.00	1,024.90	3.98

Class NAV	1,000.00	1,025.20	3.73

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Floating Rate Income Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2010, with the same investment held until August 31, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 3-1-10	on 8-31-10	year ended 8-31-10[1]

Class A	$1,000.00	$1,019.20	$6.11

Class B	1,000.00	1,015.40	9.91

Class C	1,000.00	1,015.60	9.70

Class I	1,000.00	1,021.10	4.13

Class 1	1,000.00	1,021.30	3.97

Class NAV	1,000.00	1,021.50	3.72

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.20%, 1.95%, 1.91%, 0.81%, 0.78% and 0.73% for Class A, Class B, Class C, Class I, Class 1 and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	Floating Rate Income Fund | Annual report

Portfolio summary

Top 10 Issuers[1]

Texas Competitive Electric		Ford Motor Company	1.8%
Holdings Company LLC	3.1%
		PanAmSat Corp.	1.7%
Charter Communications
Operating LLC	3.1%	HCA, Inc.	1.7%

Harrah’s Operating Company, Inc.	2.5%	Warner Chilcott Company LLC	1.6%

Univision Communications, Inc.	1.8%	Michaels Stores, Inc.	1.6%

Community Health Systems, Inc.	1.8%

Sector Composition[2,3]

Consumer Discretionary	30%	Utilities	6%

Health Care	15%	Energy	5%

Industrials	12%	Telecommunication Services	4%

Materials	8%	Consumer Staples	2%

Financials	7%	Short-Term Investments & Other	5%

Information Technology	6%

Quality Composition[2,4]

A	1%	CCC & Below	8%

BBB	2%	Equity	2%

BB	26%	Not Rated	9%

B	47%	Short-Term Investments & Other	5%

1 As a percentage of net assets on 8-31-10. Excludes cash and cash equivalents.

2 As a percentage of net assets on 8-31-10.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

4 Ratings are from Moody’s Investor Services, Inc. If not available, we have used S&P ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available. They may have internal ratings similar to those shown. All are as of 8-31-10 and do not reflect subsequent downgrades.

Annual report | Floating Rate Income Fund	11

Fund’s investments

As of 8-31-10

		Maturity
	Rate	date	Par value	Value

Term Loans (M) 79.38%			$1,250,829,136

(Cost $1,237,927,339)

Consumer Discretionary 28.87%				454,931,528

Auto Components 1.72%

Allison Transmission, Inc.	3.040%	08-07-14	$18,317,859	16,878,607

Dana Holding Corp.	4.830	01-30-15	10,470,929	10,274,599

Automobiles 1.91%

Adesa, Inc.	3.020	10-18-13	2,462,028	2,366,624

Ford Motor Company	3.030	12-16-13	28,841,012	27,743,295

Diversified Consumer Services 1.59%

Cengage Learning, Inc.	3.030	07-03-14	28,210,081	24,972,325

Hotels, Restaurants & Leisure 6.64%

CCM Merger, Inc.	8.500	07-13-12	18,797,063	18,603,228

Cedar Fair LP	5.500	12-15-16	4,200,000	4,215,095

Golden Nugget, Inc.	3.270	06-30-14	1,720,805	1,388,475

Harrah’s Operating Company, Inc.	9.500	10-31-16	19,438,734	19,838,317

Harrah’s Operating Company, Inc.	3.500	01-28-15	21,119,753	18,100,579

Las Vegas Sands LLC	3.010	11-23-16	15,901,322	14,427,603

QUIZNO’s Corp.	5.060	05-05-13	14,769,837	12,258,965

Sugarhouse HSP Gaming Prop. Mezz. LP	11.250	09-23-14	7,750,000	7,595,000

VML US Finance LLC	5.040	05-25-12	2,313,700	2,273,625

VML US Finance LLC	5.040	05-27-13	5,988,582	5,884,854

Leisure Equipment & Products 0.18%

Amscan Holdings, Inc.	2.790	05-25-13	3,011,487	2,838,326

Media 12.70%

Advantage Sale & Marketing LLC	5.000	05-05-16	2,992,500	2,968,186

Carmike Cinemas, Inc.	5.500	01-27-16	11,494,104	11,453,058

Charter Communications Operating LLC	7.250	03-06-14	3,478,669	3,553,074

Charter Communications Operating LLC	3.790	09-06-16	34,046,092	32,562,670

Charter Communications Operating LLC	2.260	03-06-14	7,029,662	6,652,697

Citadel Broadcasting Corp.	11.000	06-03-15	14,590,978	15,325,999

CSC Holdings LLC, Inc.	2.020	03-29-16	3,973,938	3,856,850

Dex Media West, Inc.	7.000	10-24-14	17,825,465	15,422,735

Insight Midwest Holdings LLC	2.130	04-07-14	2,068,519	1,968,541

LodgeNet Entertainment Corp.	2.540	04-04-14	6,828,447	6,248,029

Newsday LLC	10.500	08-01-13	17,500,000	18,571,875

Nielsen Finance LLC	4.040	05-01-16	13,134,739	12,605,251

12	Floating Rate Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate	date	Par value	Value

Media (continued)

Regal Cinemas Corp.	4.030%	11-21-16	$4,786,020	$4,726,194

Sinclair Television Group, Inc.	5.500	10-29-15	11,904,620	11,944,298

SuperMedia, Inc.	11.000	12-31-15	12,960,148	10,308,722

Tribune Company (H)	3.460	06-04-14	10,000,000	6,307,140

Tribune Company (H)	3.230	06-07-11	2,462,857	1,514,657

Univision Communications, Inc.	2.510	09-29-14	33,661,292	28,923,465

UPC Broadband Holding BV	4.250	12-30-16	1,934,417	1,857,040

UPC Broadband Holding BV	2.500	12-31-14	3,565,583	3,367,248

Multiline Retail 2.65%

Michaels Stores, Inc.	6.250	06-29-16	26,267,271	25,343,661

Neiman Marcus Group, Inc.	2.460	04-05-13	14,699,617	13,933,561

Savers, Inc.	5.750	03-11-16	2,493,750	2,493,750

Specialty Retail 1.29%

Bass Pro Group LLC	5.060	04-09-15	6,234,375	6,232,349

General Nutrition Centers, Inc.	2.690	09-16-13	8,868,534	8,395,548

Petco Animal Supplies, Inc.	2.630	10-25-13	3,137,837	3,012,324

Sally Holdings LLC	2.510	11-15-13	2,791,651	2,700,422

Textiles, Apparel & Luxury Goods 0.19%

Hanesbrands, Inc.	5.250	12-10-15	1,842,499	1,855,453

Iconix Brand Group, Inc.	2.790	01-02-12	1,203,313	1,167,214

Consumer Staples 2.37%				37,374,405

Food & Staples Retailing 0.47%

Michael Foods, Inc.	4.950	06-29-16	7,454,545	7,459,868

Food Products 1.32%

Bolthouse Farms, Inc.	9.500	08-11-16	11,500,000	11,467,662

Bolthouse Farms, Inc.	5.500	02-11-16	997,500	992,004

Dole Food Company, Inc.	5.500	09-30-10	579,492	580,527

Dole Food Company, Inc.	5.040	03-02-17	2,205,006	2,208,944

Dole Food Company, Inc.	5.020	03-02-17	5,476,683	5,486,464

Household Products 0.58%

Spectrum Brands, Inc.	8.000	06-16-16	9,084,305	9,178,936

Energy 2.81%				44,195,848

Energy Equipment & Services 0.50%

Cie Generale de Geophysique-Veritas	5.500	01-12-16	1,075,666	1,042,051

Hercules Offshore, Inc.	6.000	07-11-13	7,690,725	6,777,452

Oil, Gas & Consumable Fuels 2.31%

AEI Finance Holding LLC	3.530	03-30-14	12,439,933	11,549,707

AEI Finance Holding LLC	3.430	03-30-12	1,504,416	1,396,757

Enterprise GP Holdings LP	2.780	11-10-14	1,979,798	1,940,202

SemGroup Corp.	1.400	11-30-12	5,543,563	5,512,381

Venoco, Inc.	4.310	05-08-14	17,325,424	15,977,298

Financials 2.31%				36,450,845

Diversified Financial Services 0.41%

International Lease Finance Corp.	6.750	03-17-15	6,409,615	6,460,360

See notes to financial statements	Annual report | Floating Rate Income Fund	13

		Maturity
	Rate	date	Par value	Value

Insurance 0.63%

Asurion Corp.	3.310%	07-03-14	$6,453,750	$6,153,470

First American Corp.	4.750	04-12-16	3,750,000	3,754,688

Real Estate Management & Development 1.27%

Realogy Corp.	3.360	10-10-13	2,749,084	2,372,067

Realogy Corp.	3.340	10-10-13	4,488,462	3,872,900

Realogy Corp.	3.300	10-10-13	16,036,678	13,837,360

Health Care 14.90%				234,784,736

Health Care Equipment & Supplies 1.81%

Bausch & Lomb, Inc.	3.590	04-24-15	19,341,550	18,379,308

Bausch & Lomb, Inc.	3.510	04-24-15	3,199,623	3,064,004

Biomet, Inc.	3.500	03-25-15	7,248,786	7,002,494

Health Care Providers & Services 11.46%

Alliance Healthcare Services, Inc.	5.500	06-01-16	4,975,000	4,885,863

Cardinal Health, Inc.	2.510	04-10-14	10,436,075	9,387,250

Community Health Systems, Inc.	2.550	07-25-14	30,110,344	28,389,115

CRC Health Corp.	2.780	02-06-13	25,165,928	22,903,725

Hanger Orthopedic Group, Inc.	2.270	05-28-13	4,891,604	4,738,742

HCA, Inc.	2.780	11-18-13	27,207,967	26,187,532

Health Management Associates, Inc.	2.280	02-28-14	14,846,100	13,884,474

IASIS Healthcare LLC	3.160	03-14-14	773,899	731,334

IASIS Healthcare LLC	2.260	03-14-14	13,857,175	13,095,031

Manor Care	2.760	12-22-14	6,420,010	6,107,035

Multiplan, Inc. (T)	—	08-16-17	16,000,000	15,891,424

Royal Pharma Finance Trust	2.780	04-16-13	7,122,071	7,008,474

Universal Health Services, Inc. (T)	—	07-28-16	16,000,000	15,970,000

Vanguard Health Holding Company I LLC	5.000	01-29-16	11,620,875	11,484,214

Pharmaceuticals 1.63%

Warner Chilcott Company LLC	6.500	02-15-16	3,774,510	3,785,520

Warner Chilcott Company LLC	6.500	02-20-16	1,225,490	1,229,831

Warner Chilcott Company LLC	6.250	04-30-15	3,331,550	3,327,385

Warner Chilcott Company LLC	6.250	04-30-15	9,606,834	9,592,789

Warner Chilcott Company LLC	6.000	10-30-14	7,751,525	7,739,192

Industrials 9.95%				156,747,980

Aerospace & Defense 2.84%

DAE Aviation Holdings, Inc.	4.230	07-31-14	17,491,833	15,808,244

Delos Aircraft, Inc.	7.000	03-17-16	13,700,385	13,774,600

Hawker Beechcraft Acquisition Company LLC	2.630	03-26-14	1,010,285	804,861

Hawker Beechcraft Acquisition Company LLC	2.330	03-26-14	16,942,477	13,497,513

TransDigm, Inc.	2.540	06-23-13	840,000	815,700

Airlines 1.30%

Delta Air Lines, Inc.	8.750	09-27-13	9,184,024	9,247,164

Delta Air Lines, Inc.	2.270	04-30-12	6,240,395	5,967,378

United Airlines, Inc.	2.310	02-03-14	5,825,510	5,261,164

Commercial Services & Supplies 3.61%

Affinion Group, Inc.	5.000	10-10-16	7,481,250	7,196,027

ARAMARK Corp.	3.780	07-26-16	8,766,291	8,497,823

ARAMARK Corp.	3.600	07-26-16	576,513	558,857

14	Floating Rate Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate	date	Par value	Value

Commercial Services & Supplies (continued)

ARAMARK Corp.	2.410%	01-27-14	$4,101,083	$3,876,807

ARAMARK Corp.	2.070	01-27-14	266,669	251,752

Brand Energy Services	2.810	02-07-14	7,641,805	6,963,595

Language Line LLC	5.500	11-04-15	7,960,000	7,800,800

U.S. Investigations Services, Inc.	7.750	02-21-15	6,000,000	5,977,500

U.S. Investigations Services, Inc.	3.540	02-21-15	17,513,818	15,740,544

Industrial Conglomerates 1.32%

Reynolds Group Holdings, Inc.	6.250	05-05-16	3,975,000	3,954,131

Reynolds Group Holdings, Inc.	5.750	05-05-16	17,000,000	16,879,589

Professional Services 0.88%

Fenwal, Inc.	2.550	02-28-14	16,148,119	13,873,931

Information Technology 5.93%				93,494,495

IT Services 0.63%

Fidelity National Information Services, Inc.	5.250	07-18-16	9,970,589	10,018,657

Semiconductors & Semiconductor Equipment 1.81%

Freescale Semiconductor, Inc.	4.560	12-01-16	22,595,228	20,205,082

Sensata Technologies	2.230	04-26-13	8,811,722	8,309,454

Software 3.49%

Aspect Software, Inc.	6.250	04-19-16	7,980,000	7,807,097

Dealer Computer Services, Inc.	5.250	04-21-17	9,203,297	9,103,515

First Data Corp.	3.010	09-24-14	28,378,514	24,196,230

SunGard Data Systems, Inc.	4.040	02-26-16	14,225,913	13,854,460

Materials 4.49%				70,696,709

Chemicals 0.38%

Nalco Company	6.500	05-13-16	5,940,000	5,959,798

Containers & Packaging 2.22%

Berry Plastics Corp.	2.380	04-03-15	21,721,794	19,802,130

Graham Packaging Company	6.750	04-05-14	9,535,266	9,586,346

Graphic Packaging International Corp.	3.280	05-16-14	1,668,936	1,639,103

Graphic Packaging International Corp.	2.520	05-16-14	4,038,574	3,906,759

Metals & Mining 1.19%

Fairmount Minerals, Ltd.	6.750	08-05-16	9,000,000	9,003,753

Global Brass and Copper, Inc. (T)	—	07-29-15	8,000,000	7,760,000

Noranda Aluminium Acquisition Corp.	2.050	05-18-14	2,190,079	2,053,199

Paper & Forest Products 0.70%

Georgia Pacific Corp.	3.790	12-23-14	5,241,682	5,210,562

Georgia-Pacific Corp.	2.500	12-21-12	3,034,720	2,990,234

Georgia-Pacific Corp.	2.330	12-20-12	2,826,255	2,784,825

Telecommunication Services 3.28%				51,723,979

Diversified Telecommunication Services 3.21%

Level 3 Financing, Inc.	11.500	03-13-14	4,000,000	4,317,500

Level 3 Financing, Inc. Tranche A	2.710	03-13-14	8,000,000	7,166,248

PanAmSat Corp.	3.030	01-03-14	28,799,821	27,219,833

Telesat Canada	3.270	10-31-14	12,382,681	11,956,171

See notes to financial statements	Annual report | Floating Rate Income Fund	15

		Maturity
	Rate	date	Par value	Value

Wireless Telecommunication Services 0.07%

MetroPCS Wireless, Inc.	3.810%	11-03-16	$994,593	$975,521

MetroPCS Wireless, Inc.	2.560	11-04-13	91,292	88,706

Utilities 4.47%				70,428,611

Electric Utilities 3.08%

Texas Competitive Electric Holdings
Company LLC	3.940	10-10-14	18,694,832	14,163,672

Texas Competitive Electric Holdings
Company LLC	3.800	10-10-14	45,624,889	34,389,754

Independent Power Producers & Energy Traders 1.39%

New Development Holdings, Inc.	7.000	07-03-17	9,000,000	9,117,324

NRG Energy, Inc.	3.780	08-31-15	2,881,283	2,815,733

NRG Energy, Inc.	2.030	02-01-13	2,127,409	2,075,886

NRG Energy, Inc.	1.930	02-01-13	1,103	1,076

NRG Energy, Inc.	3.780	08-31-15	8,000,233	7,865,166

Corporate Bonds 13.25%				$208,883,490

(Cost $201,027,123)

Consumer Discretionary 0.51%				7,970,384

Hotels, Restaurants & Leisure 0.10%

Harrah’s Operating Company, Inc.	11.250%	06-01-17	$1,500,000	1,605,000

Media 0.35%

CCO Holdings LLC/CCO Holdings Capital
Corp. (S)	8.125	04-30-20	2,300,000	2,420,750

CCO Holdings LLC/CCO Holdings Capital
Corp. (S)	7.875	04-30-18	2,970,000	3,073,950

Multiline Retail 0.06%

The Neiman Marcus Group, Inc., PIK (P)	9.000	10-15-15	859,935	870,684

Consumer Staples 0.06%				1,026,550

Tobacco 0.06%

Alliance One International, Inc.	10.000	07-15-16	980,000	1,026,550

Energy 1.62%				25,489,275

Energy Equipment & Services 0.29%

Hercules Offshore, Inc. (S)	10.500	10-15-17	5,000,000	4,550,000

Oil, Gas & Consumable Fuels 1.33%

Chesapeake Energy Corp.	9.500	02-15-15	6,000,000	6,750,000

Murray Energy Corp. (S)	10.250	10-15-15	6,080,000	6,216,800

OPTI Canada, Inc. (S)	9.000	12-15-12	2,990,000	2,997,475

SandRidge Energy, Inc. (S)	9.875	05-15-16	5,000,000	4,975,000

Financials 4.45%				70,134,574

Consumer Finance 1.68%

Ford Motor Credit Company LLC	12.000	05-15-15	5,400,000	6,381,828

Ford Motor Credit Company LLC	7.500	08-01-12	5,000,000	5,248,980

SLM Corp.	8.000	03-25-20	17,000,000	14,875,340

16	Floating Rate Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate	date	Par value	Value

Diversified Financial Services 2.11%

Ally Financial, Inc. (S)	8.300%	02-12-15	$8,000,000	$8,320,000

Ally Financial, Inc.	6.625	05-15-12	3,000,000	3,052,500

Citigroup, Inc.	6.375	08-12-14	7,500,000	8,206,613

International Lease Finance Corp. (S)	7.125	09-01-18	6,500,000	6,646,250

LBI Escrow Corp. (S)	8.000	11-01-17	6,500,000	6,979,375

Insurance 0.66%

American International Group, Inc.	5.050	10-01-15	10,650,000	10,423,688

Industrials 2.47%				38,901,848

Airlines 0.72%

Continental Airlines, Inc.	9.250	05-10-17	2,500,000	2,675,000

Continental Airlines, Inc.	6.900	01-02-18	1,122,428	1,153,295

Continental Airlines, Inc.	6.545	02-02-19	318,110	326,380

Continental Airlines, Inc.	6.503	06-15-11	1,030,000	1,053,175

United Air Lines, Inc.	10.400	11-01-16	1,939,303	2,152,626

United Air Lines, Inc.	9.750	01-15-17	3,645,109	4,046,071

Electrical Equipment 0.75%

NXP BV / NXP Funding LLC (P)	3.276	10-15-13	12,655,000	11,832,425

Road & Rail 1.00%

Kansas City Southern de Mexico SA de CV	9.375	05-01-12	375,000	383,906

RailAmerica, Inc.	9.250	07-01-17	14,082,000	15,278,970

Information Technology 0.36%				5,664,900

Software 0.36%

Aspect Software, Inc. (S)	10.625	05-15-17	5,520,000	5,664,900

Materials 1.85%				29,219,229

Chemicals 1.13%

Georgia Gulf Corp. (S)	9.000	01-15-17	5,000,000	5,181,250

Ineos Finance PLC (S)	9.000	05-15-15	4,250,000	4,297,813

Lyondell Chemical Company	11.000	05-01-18	7,730,049	8,396,766

Paper & Forest Products 0.72%

Appleton Papers, Inc. (S)	10.500	06-15-15	5,660,000	5,249,650

NewPage Corp.	11.375	12-31-14	7,500,000	6,093,750

Telecommunication Services 0.74%				11,632,500

Wireless Telecommunication Services 0.74%

iPCS, Inc. (P)	2.591	05-01-13	7,000,000	6,545,000

Sprint Capital Corp.	7.625	01-30-11	5,000,000	5,087,500

Utilities 1.19%				18,844,230

Independent Power Producers & Energy Traders 1.19%

Calpine Construction Finance Company LP (S)	8.000	06-01-16	7,000,000	7,350,000

Calpine Corp. (S)	7.875	07-31-20	3,000,000	3,007,500

Calpine Corp. (S)	7.250	10-15-17	8,508,000	8,486,730

See notes to financial statements	Annual report | Floating Rate Income Fund	17

	Shares	Value

Common Stocks 2.11%		$33,209,772

(Cost $26,077,531)

Consumer Discretionary 0.63%		9,881,746

Hotels, Restaurants & Leisure 0.06%

Tropicana Entertainment, Inc. (I)	72,338	922,310

Media 0.57%

Citadel Broadcasting Corp. Class A (I)	53,412	1,228,476

Citadel Broadcasting Corp., Class B (I)	330,926	7,611,298

SuperMedia, Inc. (I)	13,237	119,662

Energy 0.08%		1,353,723

Oil, Gas & Consumable Fuels 0.08%

Express Energy Services LLC (I)	117,715	1,353,723

Industrials 0.01%		103,750

Building Products 0.01%

Nortek, Inc. (I)	2,500	103,750

Materials 1.39%		21,870,553

Chemicals 1.39%

Georgia Gulf Corp. (I)	74,111	963,443

LyondellBasell Industries, Class A (I)(L)	1,019,859	20,907,110

Preferred Stocks 0.50%		$7,811,458

(Cost $7,460,535)

Financials 0.50%		7,811,458

Diversified Financial Services 0.50%

Citigroup Capital XII (8.500% to 3-30-15,
then 3 month LIBOR + 5.870%)	298,375	7,811,458

Short-Term Investments 6.49%		$102,316,252

(Cost $102,316,187)
	Par value	Value

Repurchase Agreement 5.96%		$94,012,567

Bank of America Tri-Party Repurchase Agreement dated 8-31-10 at
0.210% to be repurchased at $88,900,519 on 9-1-10, collateralized by $80,158,000 U.S. Treasury Notes, 3.750% due 11-15-18 (valued
at $90,677,986 including interest)	$88,900,000	88,900,000

Repurchase Agreement with State Street Corp. dated 8-31-10 at
0.010% to be repurchased at $5,112,568 on 9-1-10, collateralized by $4,780,000 U.S. Treasury Notes, 3.125% due 4-30-17 (valued at
$5,216,175, including interest)	5,112,567	5,112,567

18	Floating Rate Income Fund | Annual report	See notes to financial statements

	Yield	Shares	Value

Securities Lending Collateral 0.53%			$8,303,685

John Hancock Collateral Investment Trust (W)(Y)	0.3330%	829,531	8,303,685

Total investments (Cost $1,574,808,715)† 101.73%		$1,603,050,108

Other assets and liabilities, net (1.73%)			($27,225,089)

Total net assets 100.00%		$1,575,825,019

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

PIK  Paid in Kind

(H) Defaulted security. Currently, the issuer is in default with respect to interest payments.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 8-31-10.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(T) All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 8-31-10.

† At 8-31-10, the aggregate cost of investment securities for federal income tax purposes was $1,578,073,994. Net unrealized appreciation aggregated $24,976,114, of which $49,683,087 related to appreciated investment securities and $24,706,973 related to depreciated investment securities.

See notes to financial statements	Annual report | Floating Rate Income Fund	19

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-10

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,472,492,528)
including $8,200,000 of securities loaned (Note 2)	$1,500,733,856
Investments in affiliated issuers, at value (Cost $8,303,620) (Note 2)	8,303,685
Repurchase agreements, at value (Cost $94,012,567) (Note 2)	94,012,567

Total investments, at value (Cost $1,574,808,715)	1,603,050,108

Cash	4,438,301
Receivable for investments sold	57,190,108
Receivable for fund shares sold	2,442,268
Interest receivable	9,355,256
Receivable for securities lending income	629
Receivable due from adviser	645
Other receivables and prepaid assets	41,442

Total assets	1,676,518,757

Liabilities

Payable for investments purchased	89,658,604
Payable for fund shares repurchased	2,074,221
Payable upon return of securities loaned (Note 2)	8,300,000
Distributions payable	385,611
Payable to affiliates
Accounting and legal services fees	19,317
Transfer agent fees	69,293
Trustees’ fees	978
Other liabilities and accrued expenses	185,714

Total liabilities	100,693,738

Net assets

Capital paid-in	$1,520,743,166
Accumulated undistributed net investment income	2,001,320
Accumulated net realized gain on investments	24,839,140
Net unrealized appreciation (depreciation) on investments	28,241,393

Net assets	$1,575,825,019

20	Floating Rate Income Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($267,342,055 ÷ 28,362,004 shares)	$9.43
Class B ($8,956,886 ÷ 950,612 shares)[1]	$9.42
Class C ($94,908,137 ÷ 10,035,431 shares)[1]	$9.46
Class I ($85,541,626 ÷ 9,084,522 shares)	$9.42
Class 1 ($111,898 ÷ 11,895 shares)	$9.41
Class NAV ($1,118,964,417 ÷ 118,823,865 shares)	$9.42

Maximum offering price per share

Class A (net asset value per share ÷ 97%)[2]	$9.72

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charges.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | Floating Rate Income Fund	21

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 8-31-10

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$97,279,260
Dividends	181,408
Securities lending	13,036

Total investment income	97,473,704

Expenses

Investment management fees (Note 4)	9,791,476
Distribution and service fees (Note 4)	1,146,670
Accounting and legal services fees (Note 4)	200,239
Transfer agent fees (Note 4)	381,337
Trustees’ fees (Note 4)	14,785
State registration fees (Note 4)	62,545
Printing and postage fees (Note 4)	49,153
Professional fees	63,648
Custodian fees	181,630
Registration and filing fees	78,788
Other	20,043

Total expenses before reductions and amounts recaptured	11,990,314
Net expense reductions and amounts recaptured (Note 4)	(1,150)

Net expenses	11,989,164

Net investment income	85,484,540

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	45,382,853
Investments in affiliated issuers	(2,508)
45,380,345
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(9,388,381)
Investments in affiliated issuers	(1,498)
(9,389,879)
Net realized and unrealized gain	35,990,466

Increase in net assets from operations	$121,475,006

22	Floating Rate Income Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Portfolio’s net assets has changed during the period. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	8-31-10	8-31-09

Increase (decrease) in net assets

From operations
Net investment income	$85,484,540	$47,994,090
Net realized gain (loss)	45,380,345	(16,329,126)
Change in net unrealized appreciation (depreciation)	(9,389,879)	46,855,398

Increase in net assets resulting from operations	121,475,006	78,520,362

Distributions to shareholders
From net investment income
Class A	(10,427,556)	(2,272,510)
Class B	(274,644)	(50,115)
Class C	(2,665,145)	(429,181)
Class I	(4,335,325)	(694,304)
Class 1	(6,792)	(6,417)
Class NAV	(69,768,491)	(44,954,646)
From net realized gain
Class A	—	(228)
Class B	—	(7)
Class C	—	(39)
Class I	—	(28)
Class 1	—	(2)
Class NAV	—	(12,024)

Total distributions	(87,477,953)	(48,419,501)

From Fund share transactions (Note 5)	403,913,148	583,851,148

Total increase	437,910,201	613,952,009

Net assets

Beginning of year	1,137,914,818	523,962,809

End of year	$1,575,825,019	$1,137,914,818

Accumulated undistributed net investment income	$2,001,320	$1,197,023

See notes to financial statements	Annual report | Floating Rate Income Fund	23

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the beginning of the period.

CLASS A SHARES Period ended	8-31-10	8-31-09	8-31-08[1]

Per share operating performance

Net asset value, beginning of year	$9.13	$9.79	$10.00
Net investment income[2]	0.52	0.56	0.37
Net realized and unrealized gain (loss) on investments	0.33	(0.66)	(0.25)
Total from investment operations	0.85	(0.10)	0.12
Less distributions
From net investment income	(0.55)	(0.56)	(0.33)
From net realized gain	—	—[3]	—
Total distributions	(0.55)	(0.56)	(0.33)
Net asset value, end of year	$9.43	$9.13	$9.79
Total return (%)[4,5,6]	9.47	(0.07)	1.23[7]

Ratios and supplemental data

Net assets, end of year (in millions)	$267	$110	$11
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.20	1.23	1.52[8]
Expenses including reductions and amounts recaptured	1.20[9]	1.20	1.18[8]
Net investment income	5.58	6.16	5.70[8]
Portfolio turnover (%)	57	36[10]	11

 1 The inception date for Class A shares is 1-2-08.
2 Based on the average daily shares outstanding.
3 Less than ($0.005) per share.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Assumes dividend reinvestment (if applicable).
6 Does not reflect the effect of sales charges, if any.
7 Not annualized.
8 Annualized.
9 Includes the impact of expense recapture which amounted to 0.01% of average net assets. See Note 4.
10 The portfolio turnover rate for the year ended 8-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

24	Floating Rate Income Fund | Annual report	See notes to financial statements

CLASS B SHARES Period ended	8-31-10	8-31-09	8-31-08[1]

Per share operating performance

Net asset value, beginning of year	$9.13	$9.79	$10.00
Net investment income[2]	0.45	0.49	0.31
Net realized and unrealized gain (loss) on investments	0.32	(0.65)	(0.24)
Total from investment operations	0.77	(0.16)	0.07
Less distributions
From net investment income	(0.48)	(0.50)	(0.28)
From net realized gain	—	—[3]	—
Total distributions	(0.48)	(0.50)	(0.28)
Net asset value, end of year	$9.42	$9.13	$9.79
Total return (%)[4,5,6]	8.52	(0.80)	0.76[7]

Ratios and supplemental data

Net assets, end of year (in millions)	$9	$3	$1
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	2.08	3.86	4.76[8]
Expenses including reductions and amounts recaptured	1.95[9]	1.95	1.93[8]
Net investment income	4.77	5.53	4.78[8]
Portfolio turnover (%)	57	36[10]	11

1 The inception date for Class B shares is 1-2-08.
2 Based on the average daily shares outstanding.
3 Less than ($0.005) per share.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Assumes dividend reinvestment (if applicable).
6 Does not reflect the effect of sales charges, if any.
7 Not annualized.
8 Annualized.
9 Includes the impact of expense recapture which amounted to less than 0.005% of average net assets. See Note 4.
10 The portfolio turnover rate for the year ended 8-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

CLASS C SHARES Period ended	8-31-10	8-31-09	8-31-08[1]

Per share operating performance

Net asset value, beginning of year	$9.16	$9.80	$10.00
Net investment income[2]	0.45	0.47	0.32
Net realized and unrealized gain (loss) on investments	0.33	(0.62)	(0.24)
Total from investment operations	0.78	(0.15)	0.08
Less distributions
From net investment income	(0.48)	(0.49)	(0.28)
From net realized gain	—	—[3]	—
Total distributions	(0.48)	(0.49)	(0.28)
Net asset value, end of year	$9.46	$9.16	$9.80
Total return (%)[4,5,6]	8.65	(0.69)	0.81[7]

Ratios and supplemental data

Net assets, end of year (in millions)	$95	$23	$2
Ratios (as a percentage of average net assets):
Expenses before reductions before amounts recaptured	1.91	2.09	2.32[8]
Expenses including reductions and amounts recaptured	1.93[9]	1.95	1.95[8]
Net investment income	4.77	5.39	4.96[8]
Portfolio turnover (%)	57	36[10]	11

1 The inception date for Class C shares is 1-2-08.
2 Based on the average daily shares outstanding.
3 Less than ($0.005) per share.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Assumes dividend reinvestment (if applicable).
6 Does not reflect the effect of sales charges, if any.
7 Not annualized.
8 Annualized.
9 Includes the impact of expense recapture which amounted to 0.02% of average net assets. See Note 4.
10 The portfolio turnover rate for the year ended 8-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

See notes to financial statements	Annual report | Floating Rate Income Fund	25

CLASS I SHARES Period ended	8-31-10	8-31-09	8-31-08[1]

Per share operating performance

Net asset value, beginning of year	$9.12	$9.79	$10.00
Net investment income[2]	0.56	0.60	0.37
Net realized and unrealized gain (loss) on investments	0.32	(0.68)	(0.22)
Total from investment operations	0.88	(0.08)	0.15
Less distributions
From net investment income	(0.58)	(0.59)	(0.36)
From net realized gain	—	—[3]	—
Total distributions	(0.58)	(0.59)	(0.36)
Net asset value, end of year	$9.42	$9.12	$9.79
Total return (%)[4,5]	9.88	0.25	1.52[6]

Ratios and supplemental data

Net assets, end of year (in millions)	$86	$40	$1
Ratios (as a percentage of average net assets):
Expenses before reductions before amounts recaptured	0.81	0.95	4.48[7]
Expenses including reductions and amounts recaptured	0.82[8]	0.85	0.82[7]
Net investment income	5.94	6.36	5.78[7]
Portfolio turnover (%)	57	36[9]	11

1 The inception date for Class I shares is 1-2-08.
2 Based on the average daily shares outstanding.
3 Less than ($0.005) per share.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Assumes dividend reinvestment (if applicable).
6 Not annualized.
7 Annualized.
8 Includes the impact of expense recapture which amounted to 0.01% of average net assets. See Note 4.
9 The portfolio turnover rate for the year ended 8-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

CLASS 1 SHARES Period ended	8-31-10	8-31-09	8-31-08[1]

Per share operating performance

Net asset value, beginning of year	$9.12	$9.78	$10.00
Net investment income[2]	0.57	0.59	0.38
Net realized and unrealized gain (loss) on investments	0.31	(0.65)	(0.23)
Total from investment operations	0.88	(0.06)	0.15
Less distributions
From net investment income	(0.59)	(0.60)	(0.37)
From net realized gain	—	—[3]	—
Total distributions	(0.59)	(0.60)	(0.37)
Net asset value, end of year	$9.41	$9.12	$9.78
Total return (%)[4]	9.82[5]	0.40	1.48[6]

Ratios and supplemental data

Net assets, end of year (in thousands)	$112	$102	$102
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	0.78	0.80	0.78[7]
Expenses including reductions and amounts recaptured	0.78	0.80	0.78[7]
Net investment income	6.11	7.13	5.83[7]
Portfolio turnover (%)	57	36[8]	11

1 The inception date for Class 1 shares is 1-2-08.
2 Based on the average daily shares outstanding.
3 Less than ($0.005) per share.
4 Assumes dividend reinvestment (if applicable).
5 Total returns would have been lower had certain expenses not been reduced during the period shown.
6 Not annualized.
7 Annualized.
8 The portfolio turnover rate for the year ended 8-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

26	Floating Rate Income Fund | Annual report	See notes to financial statements

CLASS NAV SHARES Period ended	8-31-10	8-31-09	8-31-08[1]

Per share operating performance

Net asset value, beginning of year	$9.12	$9.79	$10.00
Net investment income[2]	0.58	0.60	0.40
Net realized and unrealized gain (loss) on investments	0.31	(0.67)	(0.24)
Total from investment operations	0.89	(0.07)	0.16
Less distributions
From net investment income	(0.59)	(0.60)	(0.37)
From net realized gain	—	—[3]	—
Total distributions	(0.59)	(0.60)	(0.37)
Net asset value, end of year	$9.42	$9.12	$9.79
Total return (%)[4]	9.99[5]	0.31	1.59[6]

Ratios and supplemental data

Net assets, end of year (in millions)	$1,119	$962	$510
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	0.73	0.75	0.75[7]
Expenses including reductions and amounts recaptured	0.73	0.75	0.75[7]
Net investment income	6.16	7.08	6.16[7]
Portfolio turnover (%)	57	36[8]	11

1 The inception date for Class NAV shares is 1-2-08.
2 Based on the average daily shares outstanding.
3 Less than ($0.005) per share.
4 Assumes dividend reinvestment (if applicable).
5 Total returns would have been lower had certain expenses not been reduced during the period shown.
6 Not annualized.
7 Annualized.
8 The portfolio turnover rate for the year ended 8-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

See notes to financial statements	Annual report | Floating Rate Income Fund	27

Notes to financial statements

Note 1 — Organization

John Hancock Floating Rate Income Fund (the Fund) is a non-diversified series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income.

The Fund may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of Assets and Liabilities. Class A, Class B and Class C are open to all investors. Class I shares are offered to institutions and certain investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to the John Hancock Lifestyle and Lifecycle Funds, and other affiliated John Hancock funds. The Lifestyle and Lifecycle Funds are series of the Trust and operate as “funds of funds” that invest in other series of the Trust and certain other investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, transfer agent fees, state registration fees and printing and postage fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Affiliates of the Fund owned 100% of shares of beneficial interest of Class 1 and Class NAV on August 31, 2010.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

28	Floating Rate Income Fund | Annual report

The following is a summary of the values by input classification of the Fund’s investments as of August 31, 2010, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 8-31-10	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS
Term Loans
Consumer Discretionary	$454,931,528	—	$454,931,528	—
Consumer Staples	37,374,405	—	37,374,405	—
Energy	44,195,848	—	44,195,848	—
Financials	36,450,845	—	36,450,845	—
Health Care	234,784,736	—	234,784,736	—
Industrials	156,747,980	—	156,747,980	—
Information Technology	93,494,495	—	93,494,495	—
Materials	70,696,709	—	70,696,709	—
Telecommunication
Services	51,723,979	—	51,723,979	—
Utilities	70,428,611	—	70,428,611	—

Corporate Bonds
Consumer Discretionary	7,970,384	—	7,970,384	—
Consumer Staples	1,026,550	—	1,026,550	—
Energy	25,489,275	—	25,489,275	—
Financials	70,134,574	—	70,134,574	—
Industrials	38,901,848	—	38,901,848	—
Information Technology	5,664,900	—	5,664,900	—
Materials	29,219,229	—	29,219,229	—
Telecommunication
Services	11,632,500	—	11,632,500	—
Utilities	18,844,230	—	18,844,230	—

Common Stocks
Consumer Discretionary	9,881,746	$119,662	9,762,084	—
Energy	1,353,723	—	1,353,723	—
Industrials	103,750	—	103,750	—
Materials	21,870,553	21,870,553	—	—

Preferred Stocks
Financials	7,811,458	—	7,811,458	—

Short-Term Investments	102,316,252	8,303,685	94,012,567	—

Total Investments in
Securities	$1,603,050,108	$30,293,900	$1,572,756,208	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

PREFERRED STOCK

Balance as of 8-31-09	$1,968,862
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(820,799)
Net purchases (sales)	(1,148,063)
Net transfers in and/out of Level 3	—
Balance as of 8-31-10	—

Annual report | Floating Rate Income Fund	29

During the year ended August 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value (NAV). JHCIT has a floating NAV and invests in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During years of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

30	Floating Rate Income Fund | Annual report

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

The Fund may be subject to foreign earnings and repatriation taxes which are accrued based upon net investment income, net realized gains or net unrealized appreciation.

Securities lending. A Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT. As a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $200 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $300 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the year ended August 31, 2010, the Fund had no significant borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service (12b-1) fees, transfer agent fees, state registration fees and printing and postage fees, if any, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Annual report | Floating Rate Income Fund	31

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has no capital loss carryforward available to offset future net realized capital gains.

As of August 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. The Fund generally declares and pays capital gain distributions, if any, annually. The tax character of distributions for the years ended August 31, 2010, and August 31, 2009, was as follows:

	AUGUST 31, 2010	AUGUST 31, 2009

Ordinary Income	$87,477,953	$48,419,501

Distributions paid by the Fund with respect to each series of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. As of August 31, 2010, the components of distributable earnings on a tax basis included $12,642,957 of undistributed ordinary income and $17,848,393 undistributed long-term capital gain.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Permanent book/tax differences are primarily attributable to defaulted bonds.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.70% of the first $1,100,000,000 of the Fund’s aggregate daily net assets, (b) 0.675% of the

32	Floating Rate Income Fund | Annual report

next $900,000,000 and (c) 0.65% of the Fund’s aggregate net assets in excess of $2,000,000,000. Aggregate net assets include the net assets of the Fund and Floating Rate Income Trust, a series of John Hancock Trust. The Adviser has a subadvisory agreement with Western Asset Management Company. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended August 31, 2010, were equivalent to an annual effective rate of 0.69% of the Fund’s average daily net assets.

Expense reimbursements. The Adviser has voluntarily agreed to waive a portion of its management fee if certain expenses of the Fund exceed 0.15% of average net assets. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses, and extraordinary expenses not incurred in the ordinary course of the Fund’s business, advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage fees, and fees under any agreements or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund. This expense reduction will continue in effect until terminated by the Adviser. The effective date of the voluntary waiver was January 1, 2010.

The Adviser has contractually agreed to limit the Fund’s total expenses, excluding interest and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, to 1.20% for Class A, 1.95% for Class B, 1.95% for Class C and 0.85% for Class I shares of the Fund’s average daily net asset value, on an annual basis. Accordingly, these expense reductions amounted to $2,889 and $7,453 for Class A shares and Class B shares, respectively, for the year ended August 31, 2010. The expense reimbursements and limits will continue in effect until December 31, 2010, and thereafter until terminated by the Adviser on notice to the Trust.

Effective January 1, 2010, the Adviser has contractually agreed to waive a portion of its management fee for certain funds of the Trust and JHT (the Participating Funds), including Floating Rate Income Fund. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Funds that exceeds $85 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Funds in proportion to the daily net assets of each fund. Accordingly, the expense reduction related to this agreement was $14,236.

The Adviser voluntarily waived certain other expenses in the amount of $10,352.

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred. The table below outlines the amounts recovered during the year ended August 31, 2010, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

AMOUNTS ELIGIBLE	AMOUNTS ELIGIBLE	AMOUNT RECOVERED
FOR RECOVERY	FOR RECOVERY	DURING THE PERIOD
THROUGH 8-1-12	THROUGH 8-1-13	ENDED 8-31-10

$14,199	$10,342	$34,560

Accounting and legal services. Pursuant to the Service Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the year ended August 31, 2010, amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Annual report | Floating Rate Income Fund	33

Distribution plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution plans with respect to Class A, Class B, Class C and Class 1 shares pursuant to Rule 12b-1 of the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEES

Class A	0.30%
Class B	1.00%
Class C	1.00%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $730,450 for the year ended August 31, 2010. Of this amount, $135,739 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $593,931 was paid as sales commissions to broker-dealers and $780 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2010, CDSCs received by the Distributor amounted to $13,127 and $23,672 for Class B and Class C shares, respectively.

Transfer agent fees. Prior to July 1, 2010, the Fund had a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees were made up of three components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.015% for Class A, Class B, Class C and Class I shares, based on each class’s average daily net assets.

• The Fund paid a monthly fee based on an annual rate of $17.50 per shareholder account for Class A, Class B, Class C and Class I shares.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

Effective July 1, 2010, the transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Funds and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services received in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock

34	Floating Rate Income Fund | Annual report

affiliated funds and/or classes, based on the relative average daily net assets. Additionally, Class 1 and Class NAV shares do not pay transfer agent fees.

Small account fees. Certain investor accounts that maintain small balances may be charged an annual small accounts fee by Signature Services. The amounts related to these fees are credited by Signature Services to the Fund. For the year ended August 31, 2010, these fees amounted to $580, $60 and $140 for Class A, Class B and Class C shares, respectively.

Class level expense. Class level expenses for the year ended August 31, 2010, were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE FEES

Class A	$547,510	$255,840	$29,121	$32,370
Class B	56,024	11,186	8,544	301
Class C	543,082	77,284	14,327	5,912
Class I	—	37,027	10,553	10,570
Class 1	54	—	—	—
Total	$1,146,670	$381,377	$62,545	$49,153

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its average daily net assets.

Note 5 — Fund share transactions

Transactions in Fund shares for the years ended August 31, 2010, and August 31, 2009, were as follows:

	Year ended 8-31-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount
Class A shares

Sold	23,743,723	$225,255,985	13,256,906	$112,474,192
Distributions reinvested	966,159	9,120,106	205,132	1,763,255
Repurchased	(8,376,626)	(79,041,571)	(2,559,338)	(21,748,219)

Net increase	16,333,256	$155,334,520	10,902,700	$92,489,228

Class B shares

Sold	823,756	$7,798,559	307,142	$2,616,569
Distributions reinvested	19,662	185,396	4,272	36,035
Repurchased	(175,670)	(1,656,948)	(82,017)	(706,874)

Net increase	667,748	$6,327,007	229,397	$1,945,730

Class C shares

Sold	8,204,079	$78,184,629	3,834,786	$31,662,853
Distributions reinvested	203,854	1,930,673	34,380	293,518
Repurchased	(909,045)	(8,586,389)	(1,493,791)	(11,784,118)

Net increase	7,498,888	$71,528,913	2,375,375	$20,172,253

Class I shares

Sold	10,084,734	$95,565,532	4,537,790	$38,156,103
Distributions reinvested	338,995	3,201,997	60,304	529,058
Repurchased	(5,756,424)	(54,676,611)	(236,315)	(1,998,320)

Net increase	4,667,305	$44,090,918	4,361,779	$36,686,841

Annual report | Floating Rate Income Fund	35

	Year ended 8-31-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount
Class 1 shares

Distributions reinvested	722	$6,792	796	$6,419

Net increase	722	$6,792	796	$6,419

Class NAV shares

Sold	17,453,696	$163,858,535	52,232,638	$424,494,327
Distributions reinvested	7,405,238	69,762,722	5,526,484	44,957,932
Repurchased	(11,442,754)	(106,996,259)	(4,480,589)	(36,901,582)

Net increase	13,416,180	$126,624,998	53,278,533	$432,550,677

Net increase	42,584,099	$403,913,148	71,148,580	$583,851,148

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, aggregated $1,159,112,963 and $795,754,168, respectively, for the year ended August 31, 2010.

Note 7 — Investment by affiliated funds

Certain investors in the Fund are affiliated Funds and are managed by the Adviser and its affiliates. The affiliated Funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. For the year ended August 31, 2010, the Fund had an affiliate ownership concentration of 71.0% of the Fund’s net assets.

36	Floating Rate Income Fund | Annual report

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of
John Hancock Floating Rate Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Floating Rate Income Fund (the “Fund”) at August 31, 2010 and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, and the application of alternative procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2010

Annual report | Floating Rate Income Fund	37

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable period ended August 31, 2010.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2010.

Shareholders will be mailed a 2010 Form 1099-DIV in January 2011. This will reflect the total of all distributions that are taxable for calendar year 2010.

38	Floating Rate Income Fund | Annual report

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees of the Advisory Agreement (the Advisory Agreement) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the Subadvisory Agreements) for each of the portfolios (the Funds) of John Hancock Funds II (the Trust) discussed in this annual report.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the Adviser or JHIMS), approving the Adviser’s selection of subadvisers for the portfolios of the Trust and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s manager-of-managers advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arm’s-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (Material Relationships).

Approval of Advisory Agreement

At its meeting on May 27–28, 2010, the Board, including all the Independent Trustees, approved the Advisory Agreement.

In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers, the Board:

Annual report | Floating Rate Income Fund	39

(1) (a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’s personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to continue to perform its services under the Advisory Agreement with respect to the Funds;

(2) — reviewed the investment performance of each of the Funds; the comparative performance of their respective benchmarks, comparable funds as included in a report prepared by an independent third party (i.e., funds having approximately the same investment objective), if any; and JHIMS’s analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds; and concluded that each of the Funds has generally performed well or within a range that the Board deemed competitive except as discussed in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and each of their subadvisers;

(3) (a) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds and each of the funds of John Hancock Trust (except those listed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement): The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $85 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this annual report are each of the funds of funds of the Trust and of John Hancock Trust.)

(b) reviewed the Trust’s advisory fee structure and the incorporation, where applicable, of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arm’s-length negotiations between the Adviser and the subadviser and which in most, but not all, cases contain breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

(4) (a) reviewed the financial statements of JHIMS and considered (i) an analysis presented by JHIMS regarding the net profitability to JHIMS and Manulife Financial of each Fund;

(b) reviewed and considered an analysis presented by JHIMS regarding the profitability of JHIMS’ relationship with each Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund;

40	Floating Rate Income Fund | Annual report

(c) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds;

(d) noted that the subadvisory fees for the Funds are paid by JHIMS and concluded that the advisory fees paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

(e) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provide to each Fund and the entrepreneurial risk that it assumes as Adviser. Based upon its review, the Board concluded that the Adviser and its affiliates’ anticipated level of profitability from their relationship with each Fund was reasonable and not excessive.

(5) — reviewed comparative information prepared by an independent third party with respect to the advisory fee rates and concluded that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that JHIMS is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds and that the Adviser pays the subadvisory fees of the Funds. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered.

In addition, in the case of each Lifestyle Fund, each Lifecycle Fund, the Core Diversified Growth & Income Portfolio, the Core Fundamental Holdings Portfolio, the Core Global Diversification Portfolio, Retirement Distribution Portfolio, Retirement Rising Distribution Portfolio and Alternative Asset Allocation Fund (each a Fund of Funds), the Trustees reviewed the advisory fee to be paid to the Adviser for each Fund of Funds and concluded that the advisory fee to be paid to the Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on May 27–28, 2010, the Board, including all the Independent Trustees, renewed and approved the Subadvisory Agreements.

In making its determination with respect to the factors that it considers, the Board reviewed:

(1) information relating to each subadviser’s business, including current subadvisory services to the Trust;

(2) the historical and current performance of the Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3) the subadvisory fee for each Fund and comparative fee information prepared by an independent third party; and

(4) information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board noted that in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Subadviser out of the subadvisory fee and would not be an expense of the Fund.

Annual report | Floating Rate Income Fund	41

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadviser has extensive experience and demonstrated skills as a manager;

(2) Although not without variation, the current and historical performance of each Fund managed by a Subadviser has generally been in line with or outperformed the current and historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3) The subadvisory fees are generally competitive within the range of industry norms and, with respect to each Subadviser that is not affiliated with the Adviser, are a product of arm’s-length negotiation between the Adviser and the subadviser;

(4) With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow; and

(5) The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate.

(6) The Adviser has entered into an agreement with Western Asset Management Company (WAMCO) regarding the Floating Rate Income Fund in which WAMCO agrees that it will not to serve as investment adviser (including subadviser) to another investment company that is sold to retail investors and is managed in a style similar to the Floating Rate Income Fund for a five-year period ending December 31, 2012 and the Adviser agrees that it will develop a program for the marketing of the fund. In the event WAMCO should advise such an investment company, the agreement would entitle the Adviser to $2 million in liquidated damages due to the fact that the Adviser and the distributor to the Floating Rate Income Fund will make unreimbursed expenditures in the organization and ongoing promotion of the fund. However, WAMCO is not required to pay the Adviser such liquidated damages if the Fund does not reach certain asset levels (which range from $500 million on the first anniversary of the Fund’s commencement to $2 billion on the fourth anniversary of the Fund’s commencement) assuming certain performance requirements are met. The agreement also provides that if WAMCO is terminated as subadviser to the fund, then WAMCO is released from any obligation to pay the Adviser such liquidated damages. Therefore, the Adviser has a financial interest in not having the Board terminate WAMCO as subadviser to the fund for a five-year period.

In addition, in the case of each Fund of Funds, the Trustees reviewed the subadvisory fee to be paid to the subadviser for the Fund of Funds and concluded that the subadvisory fee to be paid to the subadviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

42	Floating Rate Income Fund | Annual report

Appendix A

Performance of
Portfolio	Trust, as of
(Subadviser)	March 31, 2010	Fees and Expenses	Other Comments

JHF II Floating Rate	Benchmark	Subadvisory fees	The Fund com-
Income Fund	Index — The Fund	for this Fund are	menced operations
	underperformed in	equal to the peer	December 31, 2007,
(Western Asset	the one-year period.	group median.	and has limited
Management			performance. In
Company)	Morningstar	Net management	reviewing the Fund,
	Category — The	fees for this Fund	the Board consid-
	Fund modestly	are modestly higher	ered this limited
	underperformed in	than the peer	performance as well
	the one-year period.	group median.	as market conditions
during this period.
Total expenses
		for this Fund are	The Board noted
		higher than the peer	the Fund’s favor-
		group median.	able performance
since inception.

The Board took into
account manage-
ment’s discussion of
the Fund’s expenses,
including the advi-
sory/subadvisory
fee structure.

Annual report | Floating Rate Income Fund	43

Trustees and Officers

This chart provides information about the Trustees and Officers of John Hancock Funds II who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Portfolio and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

Charles L. Bardelis, Born: 1941	2005	207

Director, Island Commuter Corp. (Marine Transport). Trustee of John Hancock Trust (since 1988),
John Hancock Funds II (since 2005) and former Trustee of John Hancock Funds III (2005–2006).

Peter S. Burgess, Born: 1942	2005	207

Consultant (financial, accounting and auditing matters) (since 1999); Certified Public Accountant.
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999). Director of the following publicly traded companies: PMA Capital Corporation (since 2004) and Lincoln Educational
Services Corporation (since 2004). Trustee of John Hancock Trust (since 2005), John Hancock Funds II
(since 2005), and former Trustee of John Hancock Funds III (2005–2006).

Theron S. Hoffman, Born: 1947	2008	207

Chief Executive Officer, T. Hoffman Associates, LLC (since 2003); Director, The Todd Organization
(since 2003); President, Westport Resources Management (2006–2008); Partner/Operating Head &
Senior Managing Director, Putnam Investments (2000–2003); Executive Vice President, Thomson
Corp. (1997–2000) (financial information publishing). Trustee of John Hancock Trust (since 2008) and
John Hancock Funds II (since 2008).

Hassell H. McClellan, Born: 1945	2005	207

Associate Professor, The Graduate School of The Wallace E. Carroll School of Management, Boston
College (since 1984). Trustee of John Hancock Trust (since 2005), John Hancock Funds II (since 2005)
and Trustee of Phoenix Edge Series Funds (since 2008).

James M. Oates, Born: 1946	2005	207

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman, Emerson
Investment Management, Inc. (since 2000); Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital
Markets, Inc.) (financial services company) (since 1997) (Independent Chairman, 1997–2006). Director of the following publicly traded companies: Stifel Financial (since 1996); Investor Financial Services
Corporation (1995–2007); and Connecticut River Bancorp (since 1998); Director of the following
Mutual Funds: Phoenix Mutual Funds (1988–2008); Virtus Funds (since 2008); and Emerson Investment
Management (since 2000). Chairman of the Boards of John Hancock Trust and John Hancock Funds II
(since 2005). Trustee of John Hancock Trust (since 2004), John Hancock Funds II (since 2005) and former
Trustee of John Hancock Funds III (2005–2006).

44	Floating Rate Income Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

Steven M. Roberts, Born: 1944	2008	207

Board of Governors Deputy Director Division of Banking Supervision and Regulation, Federal Reserve
System (2005–2008); Partner, KPMG (1987–2004). Trustee of John Hancock Trust (since 2008) and
John Hancock Funds II (since September 2008).

Non-Independent Trustees[2]

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle,[3] Born: 1959	2005	207

Senior Executive Vice President, John Hancock Financial Services (since 1999, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock
Investment Management Services, LLC (2005–2010); Trustee, John Hancock Trust (since 2005),
John Hancock Funds II (since 2005), and John Hancock retail funds (2005–2010).

Grace K. Fey,[4] Born: 1946	2008	207

Chief Executive Officer, Grace Fey Advisors (since 2007); Director & Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of
John Hancock Trust (since 2008) and John Hancock Funds II (since 2008).

1 Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.

2 Non-Independent Trustees hold positions or are affiliated with the Fund’s investment adviser, subadviser, underwriter or their affiliates.

3 Mr. Boyle is an “interested person” (as defined in the 1940 Act) due to his position with Manulife Financial Corporation (or its affiliates), the ultimate parent of the Adviser.

4 Ms. Fey is an “interested person” (as defined by the 1940 Act) due to a deferred compensation arrangement with her former employer, Frontier Capital Management Company, which is a subadviser of certain funds of John Hancock Funds II and John Hancock Trust.

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Trust
directorships during past 5 years	since

Hugh McHaffie, Born: 1959	2009

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Investment Management Services, LLC, John Hancock Advisers,
LLC and John Hancock Funds, LLC (since 2010); Non-Independent Trustee, John Hancock retail funds (since 2010); President, John Hancock Trust and John Hancock Funds II (since 2009); Senior
Vice President, Individual Business Product Management, MetLife, Inc. (1999–2006).

Annual report | Floating Rate Income Fund	45

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Trust
directorships during past 5 years	since

Thomas M. Kinzler, Born: 1955	2009

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Officer,
John Hancock retail funds, John Hancock Funds II and John Hancock Trust (since 2006); Secretary and
Chief Legal Counsel, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC and John Hancock Funds, LLC (since 2007); Vice President and Associate General Counsel,
Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual Select Funds and
MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2009

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Trust, Chief Compliance Officer, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and
Chief Compliance Officer, MFC Global Investment Management (U.S.), LLC (2005–2008).

Michael J. Leary, Born: 1965	2009

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Treasurer, John Hancock
Funds II and John Hancock Trust (since 2009); Treasurer, John Hancock retail funds (2007–2010); Vice
President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since
2007); Assistant Treasurer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust
(2007–2009); Vice President and Director of Fund Administration, JP Morgan (2004–2007).

Charles A. Rizzo, Born: 1957	2009

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Chief Financial Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (since 2007); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Assistant Treasurer,
Goldman Sachs Mutual Fund Complex (2005–2007); Vice President, Goldman Sachs (2005–2007);
Managing Director and Treasurer, Scudder Funds, Deutsche Asset Management (2003–2005).

John G. Vrysen, Born: 1955	2009

Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock
Funds II and John Hancock Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until
2009); Trustee, John Hancock retail funds (since 2009).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

46	Floating Rate Income Fund | Annual report

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management
James R. Boyle†	Services, LLC
Grace K. Fey†
Charles L. Bardelis*	Subadviser
Peter S. Burgess*	Western Asset Management Company
Theron S. Hoffman
Hassell H. McClellan	Principal distributor
Steven M. Roberts*	John Hancock Funds, LLC

Officers	Custodian
Hugh McHaffie	State Street Bank and Trust Company
President
Transfer agent
Thomas M. Kinzler	John Hancock Signature Services, Inc.
Secretary and Chief Legal Officer
Legal counsel
Francis V. Knox, Jr.	K&L Gates LLP
Chief Compliance Officer
Independent registered
Michael J. Leary	public accounting firm
Treasurer	PricewaterhouseCoopers LLP

Charles A. Rizzo
Chief Financial Officer	The report is certified under the Sarbanes-Oxley
Act, which requires mutual funds and other public
John G. Vrysen	companies to affirm that, to the best of their
Chief Operating Officer	knowledge, the information in their financial reports
is fairly and accurately stated in all material respects.
*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | Floating Rate Income Fund	47

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Floating Rate Income Fund.	3280A 8/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/10

John Hancock
MUTUAL FUNDS

John Hancock
Strategic Income Opportunities Fund

Annual Report
8.31.10

Management’s discussion of
Fund performance

By MFC Global Investment Management (U.S.), LLC

Amid a volatile environment for global equities, global bonds generated solid results during the 12 months ended August 31, 2010, led by the strong performance of fixed-income groups that typically feature the greatest credit risk. For the period, John Hancock Strategic Income Opportunities Fund’s Class NAV shares returned 16.55% at net asset value, outpacing the broad Barclays Capital U.S. Aggregate Bond Index’s gain of 9.18% and the 15.03% return of the average multi-sector bond fund, according to Morningstar, Inc.

The Fund’s outperformance stemmed primarily from sector selection, specifically its out-of-benchmark exposure to high-yield securities and emerging-market bonds, particularly those issued in Asian countries, which outpaced the benchmark, and its underweight in U.S. government securities, which lagged. Within the U.S. Treasury portion of the Fund, its comparatively low overall sensitivity to rising interest rates worked in its favor early on, but detracted more recently as rising rate fears cooled in response to signs the global economy was slowing. Holdings in U.S. Treasury futures on balance also detracted from performance.

The Fund’s concentration in foreign government bonds issued by countries with comparatively sound fiscal policies — including France, Germany, Sweden, Canada, Norway, Australia and New Zealand — generally worked to its advantage. The debt from these countries, which is not included in the Fund’s benchmark index, typically offered a yield advantage over comparable U.S. Treasury securities and outperformed as a result. Some tactical moves among foreign currencies also boosted the Fund’s results. For example, our decisions not to hedge our emerging-market Asian bond holdings proved beneficial as those currencies appreciated. On the other hand, forward foreign currency contracts detracted from performance.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

The major factors in this Fund’s performance are interest rate and credit risk. When interest rates rise, bond prices usually fall. Generally, an increase in the Fund’s average maturity will make it more sensitive to interest-rate risk.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Higher-yielding bonds are riskier than lower-yielding bonds and their value may fluctuate more in response to market conditions. Currency investing is subject to the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund’s investment. The Fund may not be appropriate for all investors.

6	Strategic Income Opportunities Fund | Annual report

A look at performance

For the period ended August 31, 2010

									SEC 30-day	SEC 30-day
	Average annual total returns (%)				Cumulative total returns (%)				yield (%)	yield (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)				subsidized	unsubsidized[1]

				Since				Since	as of	as of
	1-year	5-year	10-year	inception[2]	1-year	5-year	10-year	inception[2]	8-31-10	8-31-10

Class A3	10.66	—	—	6.26	10.66	—	—	30.19	5.57	5.38

Class C3	13.75	—	—	6.01	13.75	—	—	28.84	5.11	4.92

Class I3,4	16.49	—	—	8.17	16.49	—	—	40.66	6.11	6.11

Class NAV[4]	16.55	—	—	8.23	16.55	—	—	40.98	6.19	6.19

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Sales charges are not applicable for Class I and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 12-31-10. The net expenses are as follows: Class A — 1.17% and Class C — 1.87%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.64% and Class C — 3.04%. For all other classes, the net expenses equal the gross expenses and are as follows: Class I — 0.86% and Class NAV — 0.76%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

1 Unsubsidized yields reflect what the yields would have been without the effect of reimbursements and waivers.

2 From 4-28-06.

3 4-28-06 is the inception date for the oldest class of shares, Class NAV shares. The inception date for Class A shares, Class C shares and Class I shares is 1-4-10. The returns prior to this date are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A, Class C and Class I shares, respectively.

4 For certain types of investors, as described in the Fund’s Class I and Class NAV shares prospectuses.

Annual report | Strategic Income Opportunities Fund	7

A look at performance

	Period	Without sales	With maximum
	beginning	charge	sales charge	Index

Class A2	4-28-06	$13,632	$13,019	$13,527

Class C2	4-28-06	12,884	12,884	13,527

Class I2,3	4-28-06	14,066	14,066	13,527

Assuming all distributions were reinvested for the period indicated, the table above shows the value of $10,000 investment in the Fund’s Class A, Class C and Class I shares, respectively, as of 8-31-10. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in different classes and the fee structure of those classes.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment grade debt issue.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value.

2 4-28-06 is the inception date for the oldest class of shares, Class NAV shares. The inception date for Class A shares, Class C shares and Class I shares is 1-4-10. The returns prior to this date are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A, Class C and Class I shares, respectively.

3 For certain types of investors, as described in the Fund’s Class I and Class NAV shares prospectuses.

8	Strategic Income Opportunities Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2010 with the same investment held until August 31, 2010.

	Account value	Ending value	Expenses paid during
	on 3-1-10	on 8-31-10	period ended 8-31-10[1]

Class A	$1,000.00	$1,054.80	$6.06

Class C	1,000.00	1,051.90	9.67

Class I	1,000.00	1,057.30	4.41

Class NAV	1,000.00	1,058.10	3.99

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Strategic Income Opportunities Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2010, with the same investment held until August 31, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 3-1-10	on 8-31-10	period ended 8-31-10[1]

Class A	$1,000.00	$1,019.30	$5.95

Class C	1,000.00	1,015.80	9.50

Class I	1,000.00	1,020.90	4.33

Class NAV	1,000.00	1,021.30	3.92

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.17%, 1.87%, 0.85% and 0.77% for Class A, Class C, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	Strategic Income Opportunities Fund | Annual report

Portfolio summary

Portfolio Composition[1]

Corporate Bonds	54%	Common Stocks	3%

Foreign Government Obligations	22%	Municipal Bonds	2%

Collateralized Mortgage Obligations	4%	Term Loans	2%

Convertible Bonds	4%	Short-Term Investments & Other	5%

Preferred Stocks	4%

Sector Composition[1,2]

Foreign Government	22%	Municipal Bonds	2%

Financials	22%	Consumer Staples	2%

Consumer Discretionary	17%	Health Care	2%

Industrials	6%	Asset Backed Securities	1%

Telecommunication Services	5%	Utilities	1%

Materials	5%	Information Technology	1%

Energy	5%	Short-Term Investments & Other	5%

Collateralized Mortgage Obligations	4%

Quality Composition[1,3]

AAA	18%	B	20%

AA	6%	CCC & Below	14%

A	8%	Equity	3%

BBB	8%	Not Rated	4%

BB	14%	Short-Term Investments & Other	5%

1 As a percentage of net assets on 8-31-10.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of these sectors.

3 Ratings are from Moody’s Investor Services, Inc. If not available, we have used S&P ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available. They may have internal ratings similar to those shown. All are as of 8-31-10 and do not reflect subsequent downgrades.

Annual report | Strategic Income Opportunities Fund	11

Fund’s investments

As of 8-31-10

		Maturity
	Rate	date	Par value	Value

Corporate Bonds 53.77%				$446,225,535

(Cost $432,339,227)

Consumer Discretionary 12.44%				103,204,504

Auto Components 2.25%

Allison Transmission, Inc. (S)	11.000%	11-01-15	$5,340,000	5,740,500

Allison Transmission, Inc., PIK (S)	11.250	11-01-15	4,140,400	4,471,632

Exide Technologies, Series B	10.500	03-15-13	2,165,000	2,205,594

Lear Corp.	8.125	03-15-20	1,500,000	1,556,250

Lear Corp., Escrow Certificates (H)(I)	8.750	12-01-16	940,000	11,750

Tenneco, Inc.	8.625	11-15-14	3,690,000	3,782,250

The Goodyear Tire & Rubber Company	10.500	05-15-16	325,000	360,750

The Goodyear Tire & Rubber Company	8.625	12-01-11	530,000	553,850

Auto Manufacturers 0.11%

Volvo Treasury AB (S)	5.950	04-01-15	850,000	920,304

Automobiles 0.04%

TRW Automotive, Inc. (S)	8.875	12-01-17	340,000	363,375

Food Products 0.16%

JBS Finance II, Ltd. (S)	8.250	01-29-18	1,280,000	1,316,800

Hotels, Restaurants & Leisure 4.14%

Choctaw Resort Development Enterprise (S)	7.250	11-15-19	226,000	155,940

Fontainebleau Las Vegas Holdings LLC (H)(S)	10.250	06-15-15	1,295,000	3,367

Great Canadian Gaming Corp. (S)	7.250	02-15-15	1,570,000	1,575,888

Greektown Superholdings, Inc. (S)	13.000	07-01-15	5,078,000	5,433,460

HRP Myrtle Beach Operations LLC (H)(S)	—	04-01-12	1,685,000	0

Jacobs Entertainment, Inc.	9.750	06-15-14	3,995,000	3,665,413

Landry’s Holdings, Inc. (S)	11.500	06-01-14	1,785,000	1,628,813

Landry’s Restaurants, Inc.	11.625	12-01-15	790,000	819,625

Little Traverse Bay Bands of Odawa Indians (H)(S)	10.250	02-15-14	1,415,000	477,563

Majestic Star Casino LLC (H)	9.500	10-15-10	1,360,000	782,000

Marquee Holdings, Inc.	12.000	08-15-14	1,480,000	1,213,600

Mashantucket Western Pequot Tribe,
Series A (H)(S)	8.500	11-15-15	2,015,000	322,400

MGM Resorts International (S)	9.000	03-15-20	540,000	560,250

Mohegan Tribal Gaming Authority (S)	11.500	11-01-17	255,000	235,875

Mohegan Tribal Gaming Authority	8.000	04-01-12	3,355,000	2,583,350

Mohegan Tribal Gaming Authority	7.125	08-15-14	3,800,000	2,185,000

MTR Gaming Group, Inc.	12.625	07-15-14	2,595,000	2,724,750

12	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

		Maturity
	Rate	date	Par value	Value

Hotels, Restaurants & Leisure (continued)

MTR Gaming Group, Inc., Series B	9.000%	06-01-12	$2,995,000	$2,635,600

Pokagon Gaming Authority (S)	10.375	06-15-14	954,000	989,775

Snoqualmie Entertainment Authority (S)	9.125	02-01-15	1,020,000	897,600

Turning Stone Resort Casino Enterprises (S)	9.125	09-15-14	3,465,000	3,499,650

Waterford Gaming LLC (S)	8.625	09-15-14	1,998,000	1,110,869

Yonkers Racing Corp. (S)	11.375	07-15-16	774,000	832,050

Household Durables 0.08%

Standard Pacific Corp.	8.375	05-15-18	385,000	370,563

Standard Pacific Corp.	6.250	04-01-14	340,000	317,050

Household Products 0.11%

Diversey, Inc.	8.250	11-15-19	440,000	455,400

Revlon Consumer Products Corp.	9.750	11-15-15	400,000	415,500

Media 4.65%

AMC Entertainment, Inc.	8.750	06-01-19	765,000	789,863

AMC Entertainment, Inc.	8.000	03-01-14	5,255,000	5,202,450

Cablevision Systems Corp. (S)	8.625	09-15-17	1,630,000	1,776,700

Cablevision Systems Corp.	8.000	04-15-20	1,300,000	1,387,750

Canadian Satellite Radio Holdings, Inc.	1.500	02-14-16	132,650	90,557

Cinemark USA, Inc.	8.625	06-15-19	500,000	523,750

Clear Channel Communications, Inc.	10.750	08-01-16	3,980,000	2,935,250

Clear Channel Communications, Inc., PIK	11.000	08-01-16	2,800,915	2,037,666

Comcast Corp.	4.950	06-15-16	805,000	889,722

CSC Holdings LLC	8.500	06-15-15	1,450,000	1,573,250

Nexstar Broadcasting, Inc.	7.000	01-15-14	230,000	225,400

Nexstar Broadcasting, Inc., PIK (0.500% until
1-15-11, then pays in cash only at 7.000%) (S)	0.500	01-15-14	698,252	642,392

Radio One, Inc.	8.875	07-01-11	200,000	176,750

Radio One, Inc. (H)	6.375	02-15-13	225,000	189,844

Regal Cinemas Corp.	8.625	07-15-19	295,000	304,588

Regal Entertainment Group	9.125	08-15-18	415,000	425,375

Shaw Communications, Inc. (CAD)(D)	6.500	06-02-14	1,110,000	1,163,650

Shaw Communications, Inc. (CAD)(D)	5.700	03-02-17	610,000	625,605

Sirius XM Radio, Inc. (S)	8.750	04-01-15	$4,100,000	4,223,000

SuperMedia, Inc., Escrow Certificates (H)(I)	8.000	11-15-16	2,015,000	0

Vertis, Inc., Series A, PIK	18.500	10-01-12	2,703,667	2,385,986

Videotron Ltee (CAD)(D)(S)	7.125	01-15-20	1,475,000	1,458,567

XM Satellite Radio, Inc. (S)	13.000	08-01-13	$5,495,000	6,223,088

XM Satellite Radio, Inc. (S)	11.250	06-15-13	3,075,000	3,351,750

Young Broadcasting, Inc. (H)	10.000	03-01-11	680,000	7

Multiline Retail 0.44%

Michaels Stores, Inc.	11.375	11-01-16	2,100,000	2,252,250

Michaels Stores, Inc.	10.000	11-01-14	400,000	417,000

Reynolds Group Issuer, Inc. (S)	8.500	05-15-18	970,000	931,200

Specialty Retail 0.20%

Hillman Group, Inc. (S)	10.875	06-01-18	770,000	809,463

Sonic Automotive, Inc.	9.000	03-15-18	350,000	356,125

Toys R Us Property Company LLC (S)	8.500	12-01-17	495,000	514,800

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	13

		Maturity
	Rate	date	Par value	Value

Textiles, Apparel & Luxury Goods 0.26%

Burlington Coat Factory Warehouse Corp.	11.125%	04-15-14	$780,000	$807,300

Phillips-Van Heusen Corp.	7.375	05-15-20	1,300,000	1,339,000

Consumer Staples 1.99%				16,519,769

Food Products 1.47%

B&G Foods, Inc.	7.625	01-15-18	1,345,000	1,383,669

Bumble Bee Foods LLC (S)	7.750	12-15-15	320,000	338,400

Corp. Pesquera Inca SAC (S)	9.000	02-10-17	1,275,000	1,313,250

Cosan SA Industria e Comercio (Q)(S)	8.250	—	2,725,000	2,765,875

Grupo Bimbo SAB de CV (S)	4.875	06-30-20	1,765,000	1,843,513

TreeHouse Foods, Inc.	7.750	03-01-18	1,000,000	1,057,500

Viterra, Inc. (CAD)(D)	8.500	07-07-14	3,460,000	3,514,024

Household Products 0.52%

Yankee Acquisition Corp.	8.500	02-15-15	$3,515,000	3,558,938

Yankee Acquisition Corp., Series B	9.750	02-15-17	730,000	744,600

Energy 4.17%				34,577,251

Energy Equipment & Services 0.62%

Offshore Group Investments, Ltd. (S)	11.500	08-01-15	3,130,000	3,122,175

PHI, Inc.	7.125	04-15-13	1,000,000	963,750

Weatherford International, Ltd.	9.625	03-01-19	800,000	1,050,282

Oil, Gas & Consumable Fuels 3.55%

Anadarko Petroleum Corp.	6.375	09-15-17	1,030,000	1,022,275

Arch Coal, Inc.	8.750	08-01-16	2,000,000	2,165,000

Atlas Pipeline Partners LP	8.125	12-15-15	1,120,000	1,103,200

Drummond Company, Inc.	7.375	02-15-16	4,610,000	4,615,763

Enterprise Products Operating LLC, Series G	5.600	10-15-14	980,000	1,094,857

Gibson Energy ULC/GEP Midstream
Finance Corp.	10.000	01-15-18	930,000	911,400

Linn Energy LLC (S)	8.625	04-15-20	875,000	923,125

MarkWest Energy Partners LP	8.750	04-15-18	520,000	556,400

MarkWest Energy Partners LP, Series B	8.500	07-15-16	2,650,000	2,769,250

McMoRan Exploration Company	11.875	11-15-14	2,795,000	2,955,713

Niska Gas Storage US LLC (S)	8.875	03-15-18	1,350,000	1,420,875

Overseas Shipholding Group, Inc.	8.125	03-30-18	820,000	838,450

Pan American Energy LLC (S)	7.875	05-07-21	895,000	925,206

Petroleos Mexicanos (S)	6.000	03-05-20	850,000	920,125

RDS Ultra-Deepwater, Ltd. (S)	11.875	03-15-17	2,115,000	2,115,000

Regency Energy Partners LP (S)	9.375	06-01-16	2,510,000	2,723,350

Targa Resources Partners LP	8.250	07-01-16	760,000	790,400

Valero Energy Corp.	6.125	02-01-20	485,000	529,523

Valero Energy Corp.	4.500	02-01-15	485,000	517,460

Williams Partners LP	7.250	02-01-17	460,000	543,672

Financials 18.18%				150,961,136

Capital Markets 1.36%

Macquarie Group, Ltd. (S)	7.300	08-01-14	595,000	674,248

Morgan Stanley (BRL)(D)(S)	10.090	05-03-17	19,600,000	10,630,036

14	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

		Maturity
	Rate	date	Par value	Value

Commercial Banks 4.09%

ANZ National International, Ltd. (SGD)(D)	2.950%	07-27-15	2,750,000	$2,060,435

Banponce Trust I, Series A	8.327	02-01-27	$750,000	562,673

BOM Capital PLC (S)	6.699	03-11-15	860,000	876,082

City National Capital Trust I	9.625	02-01-40	1,735,000	1,828,999

Comerica Capital Trust II (6.576% to 2-20-32,
then 1 month LIBOR + 1.115%)	6.576	02-20-37	1,210,000	1,125,300

Fifth Third Capital Trust IV (6.500% to 4-15-17
then 3 month LIBOR + 1.368%)	6.500	04-15-37	3,345,000	2,885,063

First Midwest Capital Trust I	6.950	12-01-33	1,155,000	948,544

First Tennessee Bank N.A., BKNT	5.050	01-15-15	508,000	499,270

Keycorp Capital VII	5.700	06-15-35	2,515,000	1,794,412

Regions Financial Corpregions Financial Corp.	7.375	12-10-37	2,000,000	1,858,560

Regions Financing Trust II (6.625% to
5/15/2027, then 3 month LIBOR 1.290%)	6.625	05-15-47	5,000,000	3,977,695

Santander Issuances SA (6.500% to 11-15-14,
then 3 month LIBOR + 3.920%) (S)	6.500	08-11-19	1,000,000	1,050,094

Standard Chartered Bank (SGD)(D)	2.220	07-05-13	6,000,000	4,446,755

State Bank of India/London (S)	4.500	07-27-15	$1,400,000	1,445,445

SunTrust Capital VIII (6.100% to 12-15-36,
then 1 month LIBOR + 1.965%)	6.100	12-15-36	2,000,000	1,700,000

Western Alliance Bancorp	10.000	09-01-15	2,155,000	2,132,067

Zions Bancorporation	5.650	05-15-14	3,000,000	2,854,092

Zions Bancorporation	5.500	11-16-15	2,000,000	1,899,502

Consumer Finance 0.28%

Ford Motor Credit Company LLC	8.700	10-01-14	1,100,000	1,201,061

Midwest Gaming Borrower LLC/Midwest
Finance Corp. (S)	11.625	04-15-16	205,000	206,025

SLM Corp., MTN	8.450	06-15-18	1,050,000	963,453

Diversified Financial Services 9.69%

CCM Merger, Inc. (S)	8.000	08-01-13	5,270,000	4,795,700

Corporacion Andina de Fomento	3.750	01-15-16	2,010,000	2,011,288

Council of Europe Development Bank (AUD)(D)	5.250	05-27-13	2,760,000	2,470,734

Crown Castle Towers LLC (S)	4.883	08-15-20	$2,200,000	2,281,156

Daimler Finance North America LLC,
EMTN (EUR)(D)	4.375	03-21-13	3,145,000	4,215,905

Eurofima, Series MTN (AUD)(D)	6.000	01-28-14	3,190,000	2,915,163

European Investment Bank (NOK)(D)	4.250	02-04-15	36,000,000	6,006,050

European Investment Bank, Series EMTN (NZD)(D)	7.000	01-18-12	2,550,000	1,852,453

European Investment Bank, Series MTN (AUD)(D)	5.375	05-20-14	6,465,000	5,818,571

GE Capital Australia Funding Property, Ltd.,
MTN (AUD)(D)	6.500	11-15-11	2,870,000	2,560,043

General Electric Capital Corp.,
Series GMTN (NZD)(D)	7.625	12-10-14	10,890,000	8,131,497

Inter-American Development Bank,
Series INTL (NZD)(D)	7.250	05-24-12	9,930,000	7,317,185

Inter-American Development Bank,
Series MPLE (CAD)(D)	4.250	12-02-12	495,000	492,243

Inter-American Development Bank,
Series MTN (AUD)(D)	5.375	05-27-14	5,000,000	4,519,388

International Bank for Reconstruction &
Development (NZD)(D)	5.375	12-15-14	7,930,000	5,761,837

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	15

		Maturity
	Rate	date	Par value	Value

Diversified Financial Services (continued)

International Finance Corp., Series MTN (AUD)(D)	7.500%	02-28-13	2,515,000	$2,379,529

Kreditanstalt Fuer Wiederaufbau (AUD)(D)	5.750	05-13-15	7,100,000	6,424,448

Kreditanstalt Fuer Wiederaufbau, EMTN (IDR)(D)	7.000	10-22-12	47,700,000,000	5,324,274

Local TV Finance LLC, PIK (S)	9.250	06-15-15	$277,830	243,101

Nationstar Mortgage/Nationstar Capital Corp. (S)	10.875	04-01-15	925,000	763,125

Odebrecht Finance, Ltd. (S)	7.500	10-18-17	970,000	1,052,450

Orascom Telecom Finance SCA (S)	7.875	02-08-14	755,000	717,250

Susquehanna Capital II	11.000	03-23-40	415,000	429,525

TAM Capital, Inc.	7.375	04-25-17	1,205,000	1,212,531

Volkswagen Financial Services AG,
Series EMTN (EUR)(D)	5.375	01-25-12	565,000	751,382

Insurance 0.73%

Liberty Mutual Group, Inc. (10.750% to
6-15-38, then 3 month LIBOR + 7.120%) (S)	10.750	06-15-58	$1,930,000	2,147,125

MetLife, Inc.	6.400	12-15-36	3,385,000	3,080,350

Symetra Financial Corp. (8.300% to 10-15-17,
then 3 month LIBOR + 4.177%) (S)	8.300	10-15-37	905,000	796,400

Investment Companies 0.73%

Hongkong Land Treasury SG, GMTN (SGD)(D)	3.860	12-29-17	2,500,000	1,943,186

Temasek Financial I, Ltd., GMTN (SGD)(D)	3.265	02-19-20	5,250,000	4,083,536

Real Estate 0.10%

ProLogis International Funding SA (EUR)(D)	7.625	10-23-14	710,000	863,758

Real Estate Investment Trusts 0.10%

Dupont Fabros Technology LP	8.500	12-15-17	$790,000	835,425

Real Estate Management & Development 1.10%

Capitamalls Asia Treasury, Ltd. (SGD)(D)	3.950	08-24-17	4,750,000	3,509,074

Realogy Corp.	10.500	04-15-14	$2,395,000	1,951,925

Realogy Corp., PIK	11.000	04-15-14	3,815,688	3,081,168

Sable International Finance, Ltd. (S)	7.750	02-15-17	585,000	602,550

Health Care 1.52%				12,614,352

Health Care Providers & Services 1.29%

Bioscrip, Inc.	10.250	10-01-15	700,000	707,875

Community Health Systems, Inc.	8.875	07-15-15	2,240,000	2,324,000

Hanger Orthopedic Group, Inc.	10.250	06-01-14	1,880,000	1,974,000

HCA, Inc.	9.125	11-15-14	460,000	483,000

HCA, Inc.	8.500	04-15-19	3,500,000	3,836,875

Sun Healthcare Group, Inc.	9.125	04-15-15	1,325,000	1,382,969

Pharmaceuticals 0.23%

Catalent Pharma Solutions, Inc., PIK	9.500	04-15-15	1,908,018	1,905,633

Industrials 4.54%				37,667,588

Aerospace & Defense 0.56%

Bombardier, Inc. (S)	7.750	03-15-20	730,000	784,750

Colt Defense LLC (S)	8.750	11-15-17	425,000	302,813

Hawker Beechcraft Acquisition Company LLC	8.500	04-01-15	2,025,000	1,554,188

Kratos Defense & Security Solutions, Inc.	10.000	06-01-17	1,010,000	1,042,825

PharmaNet Development Group, Inc. (S)	10.875	04-15-17	940,000	932,950

16	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

		Maturity
	Rate	date	Par value	Value

Airlines 1.71%

Delta Air Lines, Inc. (S)	12.250%	03-15-15	$910,000	$999,863

Delta Air Lines, Inc. (S)	9.500	09-15-14	2,190,000	2,348,775

Delta Air Lines, Inc.	6.821	08-10-22	1,324,470	1,354,271

Global Aviation Holdings, Ltd. (S)	14.000	08-15-13	3,015,000	3,195,900

United Air Lines, Inc.	12.750	07-15-12	733,488	817,839

United Air Lines, Inc. (S)	12.000	11-01-13	2,400,000	2,568,000

United Air Lines, Inc.	10.400	11-01-16	765,001	849,151

United Air Lines, Inc. (S)	9.875	08-01-13	385,000	409,063

United Air Lines, Inc.	9.750	01-15-17	1,489,450	1,653,290

Building Materials 0.10%

Rearden G Holdings EINS GmbH (S)	7.875	03-30-20	490,000	515,113

Voto-Votorantim Overseas Trading
Operations NV (S)	6.625	09-25-19	330,000	352,275

Commercial Services & Supplies 0.46%

ARAMARK Corp.	8.500	02-01-15	1,855,000	1,912,969

Garda World Security Corp. (S)	9.750	03-15-17	1,820,000	1,879,150

Containers & Packaging 0.45%

Owens-Brockway Glass Container, Inc.	7.375	05-15-16	3,500,000	3,762,500

Electrical Equipment 0.15%

Baldor Electric Company	8.625	02-15-17	520,000	549,900

Coleman Cable, Inc.	9.000	02-15-18	700,000	698,250

Industrial Conglomerates 0.29%

Grupo KUO SAB de CV (S)	9.750	10-17-17	1,175,000	1,266,063

Hutchison Whampoa International, Ltd. (S)	4.625	09-11-15	850,000	898,258

Smiths Group PLC (S)	7.200	05-15-19	190,000	230,023

Machinery 0.07%

American Railcar Industries, Inc.	7.500	03-01-14	440,000	436,150

Mueller Water Products, Inc.	7.375	06-01-17	210,000	176,925

Marine 0.14%

Navios Maritime Holdings, Inc.	9.500	12-15-14	1,125,000	1,122,188

Road & Rail 0.61%

Avis Budget Car Rental LLC	9.625	03-15-18	825,000	862,125

Kansas City Southern de Mexico SA de CV (S)	8.000	02-01-18	945,000	1,004,063

RailAmerica, Inc.	9.250	07-01-17	972,000	1,054,620

Western Express, Inc. (S)	12.500	04-15-15	2,205,000	2,133,338

Information Technology 0.58%				4,785,551

Electronic Equipment, Instruments & Components 0.09%

Freescale Semiconductor, Inc. (S)	9.250	04-15-18	745,000	746,863

Internet & Catalog Retail 0.12%

GXS Worldwide, Inc. (S)	9.750	06-15-15	990,000	950,400

IT Services 0.07%

Equinix, Inc.	8.125	03-01-18	555,000	579,975

Software 0.30%

First Data Corp. (S)	8.875	08-15-20	1,175,000	1,177,938

Vangent, Inc.	9.625	02-15-15	1,450,000	1,330,375

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	17

		Maturity
	Rate	date	Par value	Value

Materials 4.63%				$38,416,635

Chemicals 1.02%

American Pacific Corp.	9.000%	02-01-15	$1,645,000	1,626,494

Berry Plastics Corp.	8.875	09-15-14	955,000	909,638

Berry Plastics Corp.	8.250	11-15-15	1,680,000	1,684,200

Braskem Finance, Ltd. (S)	7.000	05-07-20	1,605,000	1,677,225

Ferro Corp.	7.875	08-15-18	665,000	678,300

Lumena Resources Corp. (S)	12.000	10-27-14	1,935,000	1,785,038

Nova Chemicals Corp.	6.500	01-15-12	125,000	127,813

Containers & Packaging 1.16%

Ball Corp.	6.750	09-15-20	580,000	610,450

Ball Corp.	6.625	03-15-18	195,000	200,363

Cascades, Inc.	7.875	01-15-20	545,000	559,988

Graham Packaging Company LP	9.875	10-15-14	375,000	381,563

Graham Packaging Company LP (S)	8.250	01-01-17	850,000	839,375

Graphic Packaging International, Inc.	9.500	08-15-13	2,491,000	2,534,593

Graphic Packaging International, Inc.	9.500	06-15-17	1,505,000	1,602,825

Sealed Air Corp.	7.875	06-15-17	2,065,000	2,231,724

U.S. Corrugated, Inc.	10.000	06-12-13	715,000	643,500

Metals & Mining 1.52%

CII Carbon LLC (S)	11.125	11-15-15	5,410,000	5,531,725

CSN Islands XI Corp (S)	6.875	09-21-19	510,000	548,250

Essar Steel Algoma, Inc. (S)	9.375	03-15-15	1,145,000	1,130,688

Gerdau Holdings, Inc. (S)	7.000	01-20-20	790,000	872,950

OI European Group BV (EUR)(D)(S)	6.875	03-31-17	410,000	519,573

Rio Tinto Finance USA, Ltd.	9.000	05-01-19	$1,150,000	1,571,975

Rio Tinto Finance USA, Ltd.	7.125	07-15-28	1,465,000	1,828,852

Teck Resources, Ltd.	10.750	05-15-19	505,000	627,463

Paper & Forest Products 0.93%

Abitibi-Consolidated Company of Canada (H)(S)	13.750	04-01-11	1,371,389	1,511,957

Clearwater Paper Corp.	10.625	06-15-16	195,000	219,375

NewPage Corp.	11.375	12-31-14	5,330,000	4,330,625

NewPage Corp.	10.000	05-01-12	400,000	133,000

PE Paper Escrow GmbH (S)	12.000	08-01-14	210,000	237,038

Pope & Talbot, Inc. (H)	8.375	06-01-13	1,500,000	150

Verso Paper Holdings LLC	11.500	07-01-14	510,000	538,050

Verso Paper Holdings LLC	9.125	08-01-14	750,000	721,875

Telecommunication Services 5.13%				42,613,231

Communications Equipment 0.09%

SingTel Group Treasury Pte, Ltd. (SGD)(D)	3.488	04-08-20	1,000,000	784,014

Diversified Telecommunication Services 2.72%

AT&T, Inc.	6.700	11-15-13	$1,240,000	1,436,175

Axtel SAB de CV (S)	9.000	09-22-19	1,255,000	1,135,775

Axtel SAB de CV (S)	7.625	02-01-17	2,715,000	2,443,500

CCH II LLC / CCH II Capital Corp.	13.500	11-30-16	5,418,017	6,420,350

Cincinnati Bell, Inc.	8.750	03-15-18	1,305,000	1,246,275

Citizens Communications Company	7.125	03-15-19	710,000	699,350

18	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

		Maturity
	Rate	date	Par value	Value

Diversified Telecommunication Services (continued)

Frontier Communications Corp.	8.500%	04-15-20	$1,245,000	$1,321,256

Intelsat Bermuda, Ltd.	11.250	02-04-17	4,060,000	4,202,100

Level 3 Financing, Inc.	10.000	02-01-18	280,000	241,500

West Corp.	11.000	10-15-16	3,295,000	3,459,750

Wireless Telecommunication Services 2.32%

American Tower Corp.	7.000	10-15-17	1,310,000	1,514,688

Bakrie Telecom Pte, Ltd. (S)	11.500	05-07-15	2,000,000	1,980,000

CC Holdings GS V LLC (S)	7.750	05-01-17	870,000	948,300

Digicel Group, Ltd. (S)	8.875	01-15-15	680,000	685,100

Digicel Group, Ltd. (S)	8.250	09-01-17	1,945,000	2,020,369

Nextel Communications, Inc.	7.375	08-01-15	2,940,000	2,910,600

NII Capital Corp.	10.000	08-15-16	695,000	779,269

NII Capital Corp.	8.875	12-15-19	910,000	982,800

SBA Tower Trust (S)	5.101	04-15-17	1,495,000	1,632,572

Sprint Capital Corp.	8.750	03-15-32	2,360,000	2,274,450

Sprint Capital Corp.	8.375	03-15-12	3,305,000	3,495,038

Utilities 0.59%				4,865,518

Electric Utilities 0.53%

Appalachian Power Company	5.000	06-01-17	900,000	987,571

Texas Competitive Electric Holdings Company
LLC, Series A	10.250	11-01-15	3,600,000	2,295,000

United Maritime Group LLC/United Maritime
Group Finance Corp.	11.750	06-15-15	1,100,000	1,080,750

Independent Power Producers & Energy Traders 0.06%

Listrindo Capital BV (S)	9.250	01-29-15	455,000	502,197

Convertible Bonds 3.71%				$30,790,939

(Cost $27,629,843)

Consumer Discretionary 1.94%				16,104,773

Automobiles 1.20%

Ford Motor Company	4.250%	11-15-16	$5,595,000	7,763,063

TRW Automotive, Inc. (S)	3.500	12-01-15	1,605,000	2,196,844

Household Durables 0.08%

D.R. Horton, Inc.	2.000	05-15-14	660,000	704,550

Media 0.66%

XM Satellite Radio, Inc. (S)	7.000	12-01-14	5,580,000	5,440,316

Consumer Staples 0.13%				1,111,600

Tobacco 0.13%

Alliance One International, Inc.	5.500	07-15-14	1,120,000	1,111,600

Energy 0.16%				1,329,863

Oil, Gas & Consumable Fuels 0.16%

Chesapeake Energy Corp.	2.500	05-15-37	660,000	543,675

Chesapeake Energy Corp.	2.250	12-15-38	1,050,000	786,188

Financials 0.38%				3,165,987

Capital Markets 0.12%

Janus Capital Group, Inc.	3.250	07-15-14	955,000	996,781

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	19

		Maturity
	Rate	date	Par value	Value

Real Estate Investment Trusts 0.25%

Annaly Capital Management, Inc.	4.000%	02-15-15	$1,440,000	$1,531,800

ProLogis	3.250	03-15-15	600,000	577,500

Thrifts & Mortgage Finance 0.01%

The PMI Group, Inc.	4.500	04-15-20	75,000	59,906

Health Care 0.34%				2,772,465

Biotechnology 0.13%

Gilead Sciences, Inc. (S)	1.000	05-01-14	455,000	447,606

Mannkind Corp. (S)	5.750	08-15-15	560,000	564,721

Health Care Equipment & Supplies 0.08%

Teleflex, Inc.	3.875	08-01-17	690,000	674,475

Health Care Providers & Services 0.13%

Laboratory Corp. of America Holdings	—	09-11-21	1,105,000	1,085,663

Industrials 0.53%				4,381,251

Airlines 0.30%

Continental Airlines, Inc.	4.500	01-15-15	910,000	1,198,925

UAL Corp.	4.500	06-30-21	1,265,000	1,274,488

Containers & Packaging 0.11%

Owens-Brockway Glass Container, Inc. (S)	3.000	06-01-15	950,000	901,313

Trading Companies & Distributors 0.12%

United Rentals, Inc.	4.000	11-15-15	815,000	1,006,525

Telecommunication Services 0.23%				1,925,000

Wireless Telecommunication Services 0.23%

NII Holdings, Inc.	2.750	08-15-25	1,925,000	1,925,000

Municipal Bonds 2.30%				$19,086,236

(Cost $17,790,557)

California 1.29%				10,753,525
Bay Area Toll Authority	7.043%	04-01-50	$1,110,000	1,255,921

California State Public Works Board, Series G2	8.361	10-01-34	1,965,000	2,301,958

County of Siskiyou	6.100	06-01-37	760,000	775,914

Los Angeles Department Of Water & Power	5.516	07-01-27	3,000,000	3,095,010

Palo Alto Unified School District	5.862	07-01-27	500,000	531,675

State of California	7.300	10-01-39	1,690,000	1,863,124

State of California	6.200	10-01-19	845,000	929,923

District of Columbia 0.19%				1,583,862
Metropolitan Washington Airports Authority	8.000	10-01-47	1,505,000	1,583,862

Florida 0.13%				1,067,020
Florida Governmental Utility Authority	7.084	10-01-40	1,000,000	1,067,020

Nevada 0.07%				551,507
County Of Clark NV	6.000	07-01-28	530,000	551,507

New York 0.12%				981,397
City of New York	5.206	10-01-31	990,000	981,397

Pennsylvania 0.21%				1,776,030
Pennsylvania Turnpike Commission	5.511	12-01-45	1,775,000	1,776,030

20	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

		Maturity
	Rate	date	Par value	Value

Washington 0.29%				$2,372,895
King County Public Hospital District No 1	8.000%	06-15-40	$2,250,000	2,372,895

Foreign Government Obligations 21.81%				$180,964,242

(Cost $174,198,688)

Australia 1.71%				14,159,571
New South Wales Treasury Corp.,
Series 12 (AUD)(D)	6.000%	05-01-12	10,571,000	9,623,077

New South Wales Treasury Corp.,
Series 14 (AUD)(D)	5.500	08-01-14	4,950,000	4,536,494

Brazil 1.87%				15,517,438
Federative Republic of Brazil (BRL)(D)	10.250	01-10-28	24,775,000	15,517,438

Canada 5.03%				41,792,431
Canada Housing Trust (CAD)(D)	4.600	09-15-11	5,545,000	5,386,089

Government of Canada (CAD)(D)	4.000	06-01-16	5,480,000	5,650,359

Government of Canada (CAD)(D)	2.500	06-01-15	11,710,000	11,266,132

Ontario School Boards Financing Corp.,
Series 01A2 (CAD)(D)	6.250	10-19-16	3,815,000	4,192,940

Province of Ontario (CAD)(D)	4.750	06-02-13	4,610,000	4,676,274

Province of Ontario, Series GMTN (NZD)(D)	6.250	06-16-15	11,020,000	8,170,159

Province of Quebec (CAD)(D)	5.250	10-01-13	2,370,000	2,450,478

Chile 0.14%				1,166,134
Republic of Chile	3.875	08-05-20	$1,125,000	1,166,134

Colombia 0.01%				122,650
Republic of Colombia	10.000	01-23-12	110,000	122,650

Germany 1.10%				9,097,981
Federal Republic of Germany, Series 02 (EUR)(D)	5.000	07-04-12	2,240,000	3,068,003

Federal Republic of Germany, Series 08 (EUR)(D)	3.750	01-04-19	2,568,000	3,702,709

Federal Republic of Germany, Series 152 (EUR)(D)	3.500	04-12-13	1,710,000	2,327,269

Indonesia 0.94%				7,790,200
Republic of Indonesia (IDR)(D)	14.250	06-15-13	12,500,000,000	1,629,373

Republic of Indonesia (IDR)(D)	10.000	07-15-17	12,500,000,000	1,530,292

Republic of Indonesia (IDR)(D)	9.500	06-15-15	26,000,000,000	3,089,859

Republic of Indonesia (S)	5.875	03-13-20	$1,365,000	1,540,676

Malaysia 0.40%				3,346,946
Government of Malaysia (MYR)(D)	3.835	08-12-15	10,300,000	3,346,946

Mexico 0.27%				2,219,100
Government of Mexico	8.125	12-30-19	$360,000	478,800

Government of Mexico	5.875	02-17-14	550,000	612,700

Government of Mexico	5.625	01-15-17	520,000	583,700

Government of Mexico, Series A, MTN	6.375	01-16-13	490,000	543,900

New Zealand 0.58%				4,783,197
Government of New Zealand,
Series 1217 (NZD)(D)	6.000	12-15-17	6,410,000	4,783,197

Norway 1.21%				10,042,703
Government of Norway (NOK)(D)	5.000	05-15-15	34,377,000	6,089,444

Government of Norway (NOK)(D)	4.500	05-22-19	22,073,000	3,953,259

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	21

		Maturity
	Rate	date	Par value	Value

Philippines 1.67%				$13,876,186
Republic of the Philippines (PHP)(D)	7.750%	02-18-20	230,000,000	5,391,690

Republic of the Philippines (PHP)(D)	7.000	01-27-16	365,000,000	8,484,496

Singapore 0.44%				3,617,062
Republic of Singapore (SGD)(D)	3.250	09-01-20	4,405,000	3,617,062

South Korea 2.58%				21,381,690
Korea Development Bank	4.375	08-10-15	$485,000	514,553

Korea Development Bank (SGD)(D)	2.440	05-25-12	2,500,000	1,870,074

Republic of Korea, Series 1809 (KRW)(D)	5.750	09-10-18	20,780,000,000	18,997,063

Sweden 2.57%				21,305,776
Kingdom of Sweden (SEK)(D)	3.750	08-12-17	59,875,000	8,995,892

Kingdom of Sweden, Series 1047 (SEK)(D)	5.000	12-01-20	44,615,000	7,529,843

Swedish Export Credit Company,
Series GMTN (NZD)(D)	7.625	06-30-14	6,240,000	4,780,041

Turkey 0.19%				1,574,913
Republic of Turkey	6.750	05-30-40	$1,435,000	1,574,913

Ukraine 0.06%				509,850
Government of Ukraine (S)	6.580	11-21-16	515,000	509,850

United Kingdom 1.04%				8,660,414
United Kingdom Gilt (GBP)(D)	3.750	09-07-20	5,271,000	8,660,414

Term Loans (M) 2.07%				$17,136,702

(Cost $16,167,962)

Consumer Discretionary 0.65%				5,380,009

Media 0.43%

Citadel Broadcasting Corp. (T)	—	06-03-15	$1,387,649	1,457,552

Dex Media West, Inc.	7.000%	10-24-14	642,391	555,801

SuperMedia, Inc.	11.000	12-31-15	1,907,620	1,517,354

Multiline Retail 0.22%

Michaels Stores, Inc.	1.000	10-31-13	1,960,681	1,849,302

Financials 0.05%				385,075

Real Estate Management & Development 0.05%

Realogy Corp.	13.500	10-15-17	365,000	385,075

Health Care 0.06%				482,141

Health Care Equipment & Supplies 0.06%

Bausch & Lomb, Inc. (EUR)(D)	8.334	04-24-15	399,750	482,141

Industrials 1.02%				8,482,778

Airlines 0.57%

Delta Airlines, Inc.	3.529	04-30-14	$3,427,543	3,150,484

US Airways Group, Inc.	2.762	03-21-14	1,920,000	1,601,144

Trading Companies & Distributors 0.16%

Bourland & Leverich Supply Company LLC	11.000	08-13-15	1,360,000	1,312,400

Transportation Infrastructure 0.29%

Swift Transportation Company, Inc. (T)	—	05-10-14	2,500,000	2,418,750

22	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

		Maturity
	Rate	date	Par value	Value

Materials 0.29%				$2,406,699

Paper & Forest Products 0.29%

AbitibiBowater, Inc.	11.000%	03-30-11	$2,460,000	2,406,699

Collateralized Mortgage Obligations 4.15%				$34,470,176

(Cost $32,498,944)

Commercial & Residential 3.71%				30,771,865
American Home Mortgage Assets,
Series 2006-6, Class XP IO	2.925%	12-25-46	$15,209,837	711,718

American Tower Trust,
Series 2007-1A, Class C (S)	5.615	04-15-37	430,000	457,459

Bear Stearns Mortgage Funding Trust,
Series 2006-AR1, Class 2A1 (P)	0.484	08-25-36	753,821	436,364

Countrywide Alternative Loan Trust,
Series 2006-OA12, Class X IO	2.821	09-20-46	9,303,226	363,426

Downey Savings & Loan Association Mortgage
Loan Trust,
Series 2005-AR2, Class X2 IO	2.240	03-19-45	31,050,229	1,208,953

First Horizon Alternative Mortgage Securities,
Series 2006-RE1, Class A1	5.500	05-25-35	1,377,032	1,189,407

Global Tower Partners Acquisition Partners LLC,
Series 2007-1A, Class G (S)	7.874	05-15-37	565,000	600,555

Greenpoint Mortgage Funding Trust,
Series 2005-AR4, Class 4A2 (P)	0.624	10-25-45	1,614,351	374,447

Greenpoint Mortgage Funding Trust,
Series 2006-AR1, Class A2A (P)	0.634	02-25-36	974,435	281,069

Greenwich Capital Commercial Funding Corp.,
Series 2006-GG7, Class A4 (P)	6.085	07-10-38	3,310,000	3,604,098

GSR Mortgage Loan Trust,
Series 2005-AR6, Class 3A1 (P)	2.845	09-25-35	2,746,950	2,475,389

Harborview Corp. Net Interest Margin Notes,
Series 2007-3A, Class N1 (I)(S)	6.654	05-19-37	12,135	0

Harborview Mortgage Loan Trust,
Series 2005-8, Class 1X IO	2.284	09-19-35	9,782,302	369,893

Harborview Mortgage Loan Trust,
Series 2006-SB1, Class A1A IO	1.236	12-19-36	1,788,559	869,595

Harborview Mortgage Loan Trust,
Series 2007-3, Class ES IO	0.350	05-19-47	20,764,837	136,010

Harborview Mortgage Loan Trust,
Series 2007-4, Class ES IO	0.350	07-19-47	23,636,378	132,836

Harborview Mortgage Loan Trust,
Series 2007-6, Class ES IO	0.342	08-19-37	16,329,960	105,492

IndyMac Index Mortgage Loan Trust,
Series 2005-AR18, Class 1X IO	2.211	10-25-36	26,388,124	891,919

IndyMac Index Mortgage Loan Trust,
Series 2005-AR18, Class 2X IO	1.918	10-25-36	27,547,605	859,485

JPMorgan Chase Commercial Mortgage
Securities Corp.,
Series 2006-LDP7, Class AM (P)	6.063	04-15-45	2,790,000	2,607,557

LB–UBS Commercial Mortgage Trust,
Series 2007-C2, Class A3	5.430	02-15-40	2,895,000	2,982,360

Morgan Stanley Capital I,
Series 2007-IQ13, Class A4	5.364	03-15-44	2,725,000	2,793,420

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	23

		Maturity
	Rate	date	Par value	Value

Commercial & Residential (continued)

Morgan Stanley Mortgage Loan Trust,
Series 2004-9, Class 1A (P)	6.028%	11-25-34	$1,840,265	$1,848,285

Washington Mutual, Inc.,
Series 2005-AR13, Class X IO	1.553	10-25-45	57,639,956	1,909,324

Washington Mutual, Inc.,
Series 2005-AR13, Class B1 (P)	0.864	10-25-45	1,905,654	196,879

Washington Mutual, Inc.,
Series 2005-AR6, Class B1 (P)	0.864	04-25-45	3,102,259	424,460

Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR5, Class 1A1 (P)	5.093	04-25-35	3,016,589	2,941,465

U.S. Government Agency 0.44%				3,698,311
Federal National Mortgage Association,
Series 398, Class C3 IO	4.500	05-25-39	4,474,789	669,201

Federal National Mortgage Association,
Series 402, Class 3 IO	4.000	11-25-39	2,990,555	476,709

Federal National Mortgage Association,
Series 402, Class 4 IO	4.000	10-25-39	5,300,693	1,113,161

Federal National Mortgage Association,
Series 402, Class 7 IO	4.500	11-25-39	7,805,355	1,439,240

Asset Backed Securities 0.89%				$7,407,958

(Cost $6,738,055)

Asset Backed Securities 0.89%				7,407,958
DB Master Finance LLC,
Series 2006-1, Class-A2 (S)	5.779%	06-20-31	$1,050,000	1,041,380

DB Master Finance LLC,
Series 2006-1, Class-M1	8.285	06-20-31	1,000,000	931,090

Dominos Pizza Master Issuer LLC,
Series 2007-1, Class M1	7.629	04-25-37	2,875,000	2,566,387

Dominos Pizza Master Issuer LLC,
Series 2007-1, Class A2 (S)	5.261	04-25-37	2,818,000	2,740,171

Lehman XS Trust,
Series 2005-5N, Class 3A2 (P)	0.624	11-25-35	425,195	128,930

			Shares	Value

Preferred Stocks 3.59%				$29,831,818

(Cost $28,935,567)

Consumer Discretionary 0.90%				7,493,779

Auto Components 0.12%

Lear Corp., Series A (I)			13,596	1,001,481

Hotels, Restaurants & Leisure 0.78%

Greektown Superholdings, Inc. (I)(N)			58,712	6,492,298

Energy 0.14%				1,173,640

Oil, Gas & Consumable Fuels 0.14%

Apache Corp., 6.000%, Series D			21,722	1,173,640

Financials 2.55%				21,164,399

Commercial Banks 0.63%

First Michigan Bank (N)(R)			372,222	1,833,100

Wells Fargo & Company, 7.500%, Series L			3,435	3,390,345

24	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

	Shares	Value
Diversified Financial Services 1.72%

Bank of America Corp., 7.250%, Series L	5,062	$4,808,900

Citigroup Capital XII (8.500% to 3-30-15, then 3 month LIBOR + 5.870%)	257,710	6,746,848

Citigroup, Inc., 7.500%	23,480	2,687,286

Insurance 0.20%

Hartford Financial Services Group, Inc., 7.250%	75,800	1,697,920

Common Stocks 2.71%		$22,498,833

(Cost $21,632,159)

Consumer Discretionary 1.43%		11,870,890

Auto Components 0.51%

Lear Corp. (I)	56,890	4,190,517

Hotels, Restaurants & Leisure 0.04%

Greektown Superholdings, Inc. (I)	3,048	337,044

Media 0.88%

Charter Communications, Inc., Class A (I)	84,100	2,859,400

Citadel Broadcasting Corp. (I)	80,918	1,861,106

Dex One Corp. (I)	5,821	49,595

Sirius XM Radio, Inc. (I)	2,586,901	2,473,336

SuperMedia, Inc. (I)	11,050	99,892

Vertis Holdings, Inc. (I)	325	0

Energy 0.18%		1,473,816

Oil, Gas & Consumable Fuels 0.18%

OGX Petroleo e Gas Participacoes SA (I)	123,965	1,473,816

Financials 0.76%		6,272,417

Capital Markets 0.28%

Apollo Investment Corp.	78,707	753,226

Ares Capital Corp.	105,779	1,580,338

Commercial Banks 0.04%

Ameris Bancorp (I)	45,098	353,568

Real Estate Investment Trusts 0.36%

Homburg Invest, Inc., Class A (I)	294,126	2,978,910

Thrifts & Mortgage Finance 0.08%

Viewpoint Financial Group	67,375	606,375

Materials 0.33%		2,761,890

Chemicals 0.15%

LyondellBasell Industries, Class A (I)	32,502	666,291

LyondellBasell Industries, Class B (I)	29,788	610,356

Containers & Packaging 0.04%

Pactiv Corp. (I)	10,680	342,614

Paper & Forest Products 0.14%

Smurfit-Stone Container Corp. (I)	66,548	1,142,629

Telecommunication Services 0.01%		119,820

Diversified Telecommunication Services 0.01%

Chunghwa Telecom Company, Ltd., ADR	5,825	119,820

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	25

			Notional Par	Value

Options Purchased 0.31%				$2,604,387

(Cost $5,414,959)

Call Options 0.17%				1,421,766
Over the Counter Purchase Call on the AUD vs. USD
(Expiration Date: 4-26-11; Strike Price: $0.98;
Counterparty: UBS Securities LLC) (I)			25,700,000	185,049

Over the Counter Purchase Call on the AUD vs. USD
(Expiration Date: 5-17-11; Strike Price: $0.94;
Counterparty: UBS Securities LLC) (I)			27,500,000	448,011

Over the Counter Purchase Call on the CAD vs. USD
(Expiration Date: 2-24-11; Strike Price: $1.00;
Counterparty: RBC Dominion Securities) (I)			50,600,000	554,829

Over the Counter Purchase Call on the CAD vs. USD
(Expiration Date: 9-22-10; Strike Price: $0.97;
Counterparty: State Street Bank & Trust) (I)			22,600,000	13,989

Over the Counter Purchase Call on the NZD vs. USD
(Expiration Date: 2-22-11; Strike Price $0.75;
Counterparty: UBS Securities LLC) (I)			27,500,000	219,888

Put Options 0.14%				1,182,621

Over the Counter Purchase Put on the USD vs. CAD
(Expiration Date: 11-16-10; Strike Price: $0.97;
Counterparty: RBC Dominion Securities) (I)			27,400,000	38,935

Over the Counter Purchase Put on the EUR vs. USD
(Expiration Date 11-4-10; Strike Price $1.25;
Counterparty: State Street Bank & Trust) (I)			27,100,000	537,082

Over the Counter Purchase Put on the EUR vs. USD
(Expiration Date: 5-19-11; Strike Price $1.10;
Counterparty: RBC Dominion Securities) (I)			27,500,000	417,949

Over the Counter Purchase Put on the EUR vs. USD
(Expiration Date: 11-11-10; Strike Price: $1.18;
Counterparty: State Street Bank & Trust) (I)			27,400,000	182,850

Over the Counter Purchase Put on the JPY vs. USD
(Expiration Date: 9-14-10; Strike Price: $97.00;
Counterparty: Royal Bank of Scotland) (I)			64,500,000	5,805

Short-Term Investments 4.09%				$33,938,646

(Cost $33,938,646)

Repurchase Agreement 0.00%				38,704
Repurchase Agreement with State Street Corp. dated 8-31-10 at
0.010% to be repurchased at $38,704 on 9-1-10, collateralized by $40,000 U.S. Treasury Notes, 3.125% due 4-30-17 (valued at
$43,650, including interest).			$38,704	38,704

		Maturity
	Yield*	date	Par value	Value

Short-Term Securities 4.09%				33,899,942

Federal Home Loan Bank, Discount Notes	0.102%	09-01-10	$13,900,000	13,900,000

U.S. Treasury Bill	0.093	09-02-10	20,000,000	19,999,942

Total investments (Cost $797,284,607)† 99.40%				$824,955,472

Other assets and liabilities, net 0.60%				$4,957,828

Total net assets 100.00%				$829,913,300

26	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

Notes to Schedule of Investments

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

Currency abbreviations
AUD — Australian Dollar	KRW — South Korean Won
BRL — Brazilian Real	MYR — Malaysian Ringgit
CAD — Canadian Dollar	NOK — Norwegian Krone
EUR — Euro	NZD — New Zealand Dollar
GBP — Pound Sterling	PHP — Philippine Peso
IDR — Indonesian Rupiah	SEK — Swedish Krona
JPY — Japanese Yen	SGD — Singapore Dollar

ADR  American Depositary Receipts

BKNT  Bank Note

EMTN  European Medium Term Note

GMTN  Global Medium Term Note

IO  Interest Only Security — Interest Tranche of Stripped Mortgage Pool

LIBOR  London Interbank Offered Rate

MTN  Medium-Term Note

PIK  Paid In Kind

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(H) Defaulted security. Currently, the issuer is in default with respect to interest payments.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(N) Variable rate preferred stock.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

			Value as a percentage
Issuer, Description	Acquisition date	Acquisition cost	of Fund’s net assets	Value as of 8-31-10

First Michigan Bank	4-30-10	$2,233,332	0.22%	$1,833,100

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $162,296,873 or 19.56% of the Fund’s net assets as of 8-31-10.

(T) All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

† At 8-31-10, the aggregate cost of investment securities for federal income tax purposes was $798,858,211. Net unrealized appreciation aggregated $26,097,261, of which $54,955,906 related to appreciated investment securities and $28,858,645 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of net assets on 8-31-10:

United States	54%
Canada	7%
Brazil	4%
Australia	4%
Sweden	3%
Germany	3%
South Korea	3%
United Kingdom	2%
New Zealand	2%
Singapore	2%
Philippines	2%
Cayman Islands	2%
Other Countries	7%
Short-Term Investments & Other	5%

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	27

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-10

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $797,284,607)	$824,955,472
Foreign currency, at value (Cost $1,394,641)	1,355,335
Cash held at broker for futures contracts	850,500
Receivable for investments sold	4,716,418
Receivable for forward foreign currency exchange contracts (Note 3)	16,211,716
Receivable for fund shares sold	5,897,175
Dividends and interest receivable	13,522,678
Receivable due from adviser	566
Other receivables and prepaid assets	15,633

Total assets	867,525,493

Liabilities

Due to custodian	2,488
Payable for investments purchased	15,059,482
Payable for forward foreign currency exchange contracts (Note 3)	21,410,755
Payable for fund shares repurchased	654,993
Payable for futures variation margin (Note 3)	139,219
Distributions payable	115,942
Payable to affiliates
Accounting and legal services fees	9,883
Transfer agent fees	27,471
Trustees’ fees	224
Other liabilities and accrued expenses	191,736

Total liabilities	37,612,193

Net assets

Capital paid-in	$805,300,226
Undistributed net investment income	9,213,630
Accumulated net realized loss on investments, futures contracts, written
options and foreign currency transactions	(6,913,127)
Net unrealized appreciation on investments, futures contracts, written
options and translation of assets and liabilities in foreign currencies	22,312,571

Net assets	$829,913,300

28	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($119,917,271 ÷ 11,383,282 shares)	$10.53
Class C ($37,771,957 ÷ 3,585,610 shares)[1]	$10.53
Class I ($39,642,538 ÷ 3,762,711 shares)	$10.54
Class NAV ($632,581,534 ÷ 60,070,827 shares)	$10.53

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$11.03

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	29

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 8-31-10

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$48,211,258
Dividends	929,260
Less foreign taxes withheld	(112,022)

Total investment income	49,028,496

Expenses

Investment management fees (Note 5)	3,970,045
Distribution and service fees (Note 5)	159,711
Accounting and legal services fees (Note 5)	82,947
Transfer agent fees (Note 5)	63,063
Trustees’ fees (Note 5)	5,797
State registration fees (Note 5)	3,278
Printing and postage fees (Note 5)	8,972
Professional fees	61,310
Custodian fees	229,112
Registration and filing fees	54,282
Other	163,143

Total expenses before reductions and amounts recaptured	4,801,660
Net expense reductions and amounts recaptured (Note 5)	(38,181)

Total expenses	4,763,479

Net investment income	44,265,017

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	14,397,816
Futures contracts (Note 3)	(4,510,008)
Written options (Note 3)	1,258,377
Foreign currency transactions	(4,061,228)
7,084,957
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	32,689,758
Futures contracts (Note 3)	228,385
Written options (Note 3)	(402,748)
Translation of assets and liabilities in foreign currencies	(1,601,150)
30,914,245
Net realized and unrealized gain	37,999,202

Increase in net assets from operations	$82,264,219

30	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	8-31-10	8-31-09

Increase (decrease) in net assets

From operations
Net investment income	$44,265,017	$31,136,381
Net realized gain	7,084,957	6,254,691
Change in net unrealized appreciation (depreciation)	30,914,245	838,904

Increase in net assets resulting from operations	82,264,219	38,229,976

Distributions to shareholders
From net investment income
Class A	(1,559,010)	—
Class C	(463,422)	—
Class I	(767,957)	—
Class NAV	(41,644,611)	(46,773,982)
From net realized gain
Class NAV	—	(3,769,121)

Total distributions	(44,435,000)	(50,543,103)

From Fund share transactions (Note 6)	341,592,467	(593,277)

Total increase (decrease)	379,421,686	(12,906,404)

Net assets

Beginning of year	450,491,614	463,398,018

End of year	$829,913,300	$450,491,614

Undistributed net investment income	$9,213,630	$8,880,952

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	31

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the beginning of the period.

CLASS A SHARES Period ended	8-31-10[1]

Per share operating performance

Net asset value, beginning of period	$10.25
Net investment income[2]	0.43
Net realized and unrealized gain on investments	0.33
Total from investment operations	0.76
Less distributions
From net investment income	(0.48)
Total distributions	(0.48)
Net asset value, end of period	$10.53
Total return (%)[3,4]	7.53[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	$120
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.26[7]
Expenses including reductions and amounts recaptured	1.17[7]
Net investment income	6.33[7]
Portfolio turnover (%)	49[8]

1 The inception date for Class A shares is 1-4-10.
2 Based on the average daily shares outstanding.
3 Assumes dividend reinvestment (if applicable).
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the period shown.
6 Not annualized.
7 Annualized.
8 Portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

CLASS C SHARES Period ended	8-31-10[1]

Per share operating performance

Net asset value, beginning of period	$10.25
Net investment income[2]	0.38
Net realized and unrealized gain on investments	0.33
Total from investment operations	0.71
Less distributions
From net investment income	(0.43)
Total distributions	(0.43)
Net asset value, end of period	$10.53
Total return (%)[3,4]	6.99[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	$38
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.99[7]
Expenses including reductions and amounts recaptured	1.87[7]
Net investment income	5.63[7]
Portfolio turnover (%)	49[8]

1 The inception date for Class C shares is 1-4-10.
2 Based on the average daily shares outstanding.
3 Assumes dividend reinvestment (if applicable).
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the period shown.
6 Not annualized.
7 Annualized.
8 Portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

32	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

CLASS I SHARES Period ended	8-31-10[1]

Per share operating performance

Net asset value, beginning of period	$10.25
Net investment income[2]	0.46
Net realized and unrealized gain on investments	0.33
Total from investment operations	0.79
Less distributions
From net investment income	(0.50)
Total distributions	(0.50)
Net asset value, end of period	$10.54
Total return (%)[3]	7.83[4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	$40
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	0.85[6]
Expenses including reductions and amounts recaptured	0.85[6]
Net investment income	6.69[6]
Portfolio turnover (%)	49[7]

1 The inception date for Class I shares is 1-4-10.
2 Based on the average daily shares outstanding.
3 Assumes dividend reinvestment (if applicable).
4 Total returns would have been lower had certain expenses not been reduced during the period shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

CLASS NAV SHARES Period ended	8-31-10	8-31-09	8-31-08	8-31-07	8-31-06[1]

Per share operating performance

Net asset value, beginning of year	$9.76	$10.02	$10.06	$10.06	$10.00
Net investment income[2]	0.80	0.69[3]	0.62	0.51	0.14
Net realized and unrealized gain (loss) on investments	0.77	0.17	(0.25)	(0.12)	(0.01)
Total from investment operations	1.57	0.86	0.37	0.39	0.13
Less distributions
From net investment income	(0.80)	(1.04)	(0.41)	(0.39)	(0.07)
From net realized gain	—	(0.08)	—	—	—
Total distributions	(0.80)	(1.12)	(0.41)	(0.39)	(0.07)
Net asset value, end of year	$10.53	$9.76	$10.02	$10.06	$10.06
Total return (%)[4]	16.55[6]	10.67	3.67	4.01	1.37[5]

Ratios and supplemental data

Net assets, end of year (in millions)	$633	$450	$463	$423	$281
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	0.79	0.83[3]	0.76	0.78	0.86[7]
Expenses including reductions and amounts recaptured	0.79	0.83[3]	0.76	0.78	0.86[7]
Net investment income	7.75	7.81[3]	6.03	5.15	4.18[7]
Portfolio turnover (%)	49	55	55[8]	97[8]	65

1 The inception date for Class NAV shares is 4-28-06.
2 Based on the average daily shares outstanding.
3 Includes tax expense, which was 0.07% of average net assets. This expense decreased the net investment income by $0.01 per share and the net investment income ratio by 0.07%.
4 Assumes dividend reinvestment (if applicable).
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Annualized.
8 The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows:
61% for the year ended 8-31-08 and 106% for the year ended 8-31-07. The year ended 8-31-06 includes the effect of TBA transactions.

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	33

Notes to financial statements

Note 1 — Organization

John Hancock Strategic Income Opportunities Fund (the Fund) is a diversified series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek to maximize total return consisting of current income and capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statement of Assets and Liabilities. Class A and Class C are open to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to the John Hancock Lifestyle and Lifecycle Funds, and other affiliated John Hancock funds. The Lifestyle and Lifecycle Funds are series of the Trust and operate as “funds of funds” that invest in other series of the Trust and certain other investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, transfer agent fees, registration fees and printing and postage fees for each class may differ.

Affiliates of the Fund owned 100% of shares of beneficial interest of Class NAV on August 31, 2010.

Effective December 31, 2009, the Fund changed its name from Strategic Income Fund to Strategic Income Opportunities Fund.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

34	Strategic Income Opportunities Fund | Annual report

The following is a summary of the values by input classification of the Fund’s investments as of August 31, 2010, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
INVESTMENTS IN SECURITIES	VALUE AT 8-31-10	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds	$446,225,535	—	$435,530,554	$10,694,981
Convertible Bonds	30,790,939	—	30,790,939	—
Municipal Bonds	19,086,236	—	19,086,236	—
Foreign Government
Obligations	180,964,242	—	180,964,242	—
Term Loans	17,136,702	—	17,136,702	—
Collateralized Mortgage
Obligations	34,470,176	—	32,212,869	2,257,307
Asset Backed Securities	7,407,958	—	7,407,958	—
Preferred Stocks	29,831,818	$13,758,091	6,746,848	9,326,879
Common Stocks	22,498,833	20,300,684	1,861,105	337,044
Options Purchased	2,604,387	—	2,604,387	—
Short-Term Investments	33,938,646	—	33,938,646	—

Total investments in
securities	$824,955,472	$34,058,775	$768,280,486	$22,616,211
Other Financial Instruments
Futures	(99,127)	(99,127)	—	—
Forward Foreign Currency
Contracts	(5,199,039)	—	(5,199,039)	—
Totals	$819,657,306	$33,959,648	$763,081,447	$22,616,211

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

						COLLAT-
		CON-				ERALIZED	ASSET
	CORPORATE	VERTIBLE	TERM	PREFERRED	COMMON	MORTGAGE	BACKED	OPTIONS		WRITTEN
	BONDS	BONDS	LOANS	STOCK	STOCK	OBLIGATIONS	SECURITIES	PURCHASED	TOTALS	OPTIONS

Balance as of
8-31-09	$4,890,092	$1,956,150	$273,915	—	—	$8,760,225	$914,500	$203,591	$16,998,473	($340,874)

Accrued
discounts/
premiums	63,508	—	—	—	—	10	—	—	63,518	—

Realized gain
(loss)	(739,839)	—	—	($57)	—	1,963,636	—	(927,742)	295,998	743,622

Change in
unrealized
appreciation
(depreciation)	1,223,513	—	5,590	271,557	($111)	(730,036)	—	724,151	1,494,664	(402,748)

Net purchases
(sales)	3,738,222	—	(279,505)	9,055,379	337,155	(3,880,574)	—	—	8,970,677	—

Net transfers
in and/out of
Level 3	1,519,485	(1,956,150)	—	—	—	(3,855,954)	(914,500)	—	(5,207,119)	—

Balance as of
8-31-10	$10,694,981	—	—	$9,326,879	$337,044	$2,257,307	—	—	$22,616,211	—

During the year ended August 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt

Annual report | Strategic Income Opportunities Fund	35

obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

The Fund may be subject to foreign earnings and repatriation taxes which are accrued based upon net investment income, net realized gains or net unrealized appreciation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Stripped securities. Stripped mortgage backed securities are financial instruments that derive their value from other instruments so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully receive its initial investment in an

36	Strategic Income Opportunities Fund | Annual report

IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal because the counterparty or issuer has defaulted on its obligation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $200 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $300 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on its relative average net assets. For the year ended August 31, 2010, the Fund had no significant borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, transfer agent fees, state registration fees and printing and postage fees, if any, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $7,801,949 available to offset future net realized capital gains as of August 31, 2010. Net capital losses of $3,335,571 that are a result of security transactions occurring after October 31, 2009, are treated as occurring on September 1, 2010, the first day of the Fund’s next taxable year. The loss carryforward expires as follows:

CAPITAL LOSS CARRYFORWARD EXPIRING AT AUGUST 31
2015	2016	2017	2018

$570,632	$1,198,513	$3,209,592	$2,823,212

As of August 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are paid annually. The tax character of distributions for the years ended August 31, 2010, and August 31, 2009, was as follows: ordinary income of $44,435,000 and $50,543,103, respectively.

Annual report | Strategic Income Opportunities Fund	37

Distributions paid by the Fund with respect to each series of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. As of August 31, 2010, the components of distributable earnings on a tax basis included $9,829,402 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Permanent book/tax differences are primarily attributable to foreign currency transactions and amortization and accretion on debt securities.

Note 3 — Derivative instruments

The Fund may invest in derivatives, including futures contracts, forward foreign currency contracts and written and purchased options in order to meet its investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

For more information regarding the Fund’s use of derivatives, please refer to the Fund’s Prospectuses and Statement of Additional Information.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the Fund’s initial investment.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) is recorded by the Fund.

During the year ended August 31, 2010, the Fund used futures contracts to manage duration of the fund. The following table summarizes the contracts held at August 31, 2010. The absolute value range of futures contracts notional amounts held by the Fund during the year ended August 31, 2010, was $0 to $95.2 million, as measured at each quarter end.

OPEN	NUMBER OF				UNREALIZED
CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	DEPRECIATION

U.S. Treasury 10-Year	405	Short	Dec 2010	($50,878,125)	($99,127)
Note Futures

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The

38	Strategic Income Opportunities Fund | Annual report

forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the year ended August 31, 2010, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. The following table summarizes the contracts held at August 31, 2010. The absolute value range of forward foreign currency contracts notional amounts held by the Fund during the year ended August 31, 2010, was $774.5 million to $1.8 billion, as measured at each quarter end.

		PRINCIPAL
	PRINCIPAL	AMOUNT			UNREALIZED
	AMOUNT COVERED	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	BY CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys
AUD	4,350,000	$3,856,253	Bank of Montreal	9-30-10	$1,128
AUD	27,150,000	24,253,297	Canadian Imperial Bank of	9-30-10	(177,918)
			Commerce
AUD	17,100,000	14,823,477	J Aron & Company NY	9-30-10	340,022
AUD	30,400,000	27,507,842	Royal Bank of Canada	9-30-10	(550,511)
AUD	21,250,000	18,378,912	Standard Chartered Bank	9-30-10	464,617
AUD	14,000,000	12,396,720	State Street Bank And Trust	9-30-10	17,840
			Company
CAD	151,465,605	146,825,000	Bank of Montreal	9-30-10	(4,844,320)
CAD	44,349,303	42,875,329	Canadian Imperial Bank of	9-30-10	(1,303,224)
			Commerce
CAD	32,362,855	31,177,611	J Aron & Company NY	9-30-10	(841,350)
CAD	67,542,058	64,804,589	Royal Bank of Canada	9-30-10	(1,492,081)
CAD	41,916,630	40,472,500	Royal Bank of Scotland PLC	9-30-10	(1,180,730)
CAD	21,043,620	20,400,000	Standard Chartered Bank	9-30-10	(674,152)
CHF	25,662,180	24,444,828	Royal Bank of Canada	9-30-10	838,420
EUR	3,496,177	4,511,537	Bank of Montreal	9-30-10	(81,188)
EUR	2,500,000	3,206,748	Canadian Imperial Bank of	9-30-10	(38,753)
			Commerce
EUR	12,100,000	15,947,014	J Aron & Company NY	9-30-10	(613,918)
EUR	31,500,000	40,424,486	Royal Bank of Scotland PLC	9-30-10	(507,750)
GBP	2,275,000	3,455,840	Bank of Montreal	9-30-10	32,539
GBP	45,300,000	70,608,213	Canadian Imperial Bank of	9-30-10	(1,147,319)
			Commerce
GBP	17,000,000	25,947,939	J Aron & Company NY	9-30-10	119,063
GBP	6,850,000	10,405,495	State Street Bank And Trust	9-30-10	97,973
			Company
JPY	1,848,336,150	21,044,020	J Aron & Company NY	9-30-10	964,079
NZD	14,000,000	9,958,171	Canadian Imperial Bank of	9-30-10	(217,538)
			Commerce
NZD	23,000,000	16,188,048	J Aron & Company NY	9-30-10	(185,579)
NZD	24,400,000	17,611,676	Royal Bank of Scotland PLC	9-30-10	(635,144)
NZD	32,900,000	23,656,223	UBS AG	9-30-10	(765,736)
SEK	144,040,448	20,328,617	J Aron & Company NY	9-30-10	(849,464)
		$755,510,385			($13,230,994)

Annual report | Strategic Income Opportunities Fund	39

		PRINCIPAL
	PRINCIPAL	AMOUNT			UNREALIZED
	AMOUNT COVERED	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	BY CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Sells
AUD	4,034,599	$3,455,840	Bank of Montreal	9-30-10	($121,858)
AUD	28,811,621	25,446,220	J Aron & Company NY	9-30-10	(102,610)
AUD	21,250,000	18,812,625	Standard Chartered Bank	9-30-10	(30,904)
AUD	12,164,847	10,405,495	State Street Bank And Trust	9-30-10	(381,735)
			Company
AUD	10,955,740	9,377,347	Toronto Dominion Bank	9-30-10	(337,703)
AUD	22,950,000	20,805,093	UBS AG	9-30-10	454,082
CAD	88,271,693	85,850,000	Bank of Montreal	9-30-10	3,105,967
CAD	62,046,162	60,298,053	Canadian Imperial Bank of	9-30-10	2,137,283
			Commerce
CAD	26,919,330	25,947,939	J Aron & Company NY	9-30-10	714,324
CAD	27,904,190	26,744,828	Royal Bank of Canada	9-30-10	588,025
CAD	41,800,185	40,424,486	Royal Bank of Scotland PLC	9-30-10	1,241,869
CAD	20,996,394	20,400,000	Standard Chartered Bank	9-30-10	718,421
CAD	2,486,744	2,378,260	UBS AG	9-30-10	47,238
CHF	25,655,040	24,154,589	Royal Bank of Canada	9-30-10	(1,121,623)
EUR	31,500,000	40,472,499	Royal Bank of Scotland PLC	9-30-10	555,764
EUR	35,229,864	43,429,263	State Street Bank And Trust	9-30-10	(1,213,949)
			Company
EUR	3,980,000	5,054,321	UBS AG	9-30-10	10,874
GBP	5,231,525	7,966,338	Bank of Montreal	9-30-10	(55,438)
GBP	19,122,031	28,662,203	Bank of Nova Scotia	9-30-10	(658,622)
GBP	54,212,325	83,708,365	Canadian Imperial Bank of	9-30-10	581,729
			Commerce
GBP	39,750,000	62,284,628	J Aron & Company NY	9-30-10	1,333,843
GBP	2,540,844	3,960,185	State Street Bank And Trust	9-30-10	64,174
			Company
JPY	1,848,336,150	20,728,461	Toronto Dominion Bank	9-30-10	(1,279,638)
NZD	4,500,000	3,192,300	Canadian Imperial Bank of	9-30-10	61,382
			Commerce
NZD	11,900,000	8,476,763	J Aron & Company NY	9-30-10	197,225
NZD	13,500,000	9,579,150	Morgan Stanley &	9-30-10	186,397
			Company, Inc.
NZD	8,700,000	6,264,000	Standard Chartered Bank	9-30-10	210,892
NZD	48,258,017	33,858,307	State Street Bank And Trust	9-30-10	282,334
			Company
NZD	24,000,000	17,542,440	UBS AG	9-30-10	844,212
		$749,679,998			$8,031,955

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona

Options. There are two types of options, a put option and a call option. Options are traded either over-the-counter or by means of an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s

40	Strategic Income Opportunities Fund | Annual report

exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange, movements in underlying security values, and for written options, potential losses in excess of the Fund’s initial investment.

Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid.

During the year ended August 31, 2010, the Fund used purchased and written options to manage against anticipated currency exchange rate changes. The Fund held purchased options contracts during the year ended August 31, 2010, with market values ranging from $42,000 to $5.1 million, as measured at each quarter end.

The following table summarizes the Fund’s written options activities during the year ended August 31, 2010. There were no open contracts held at August 31, 2010.

	PAR VALUE OF
	CONTRACTS	PREMIUMS

Outstanding, beginning of period	47,750,000	$743,622
Options written	59,200,000	514,755
Options closed	(10,450,000)	(274,835)
Options expired	(96,500,000)	(983,542)
Outstanding, end of period	—	—

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at August 31, 2010 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Interest rate	Receivable/payable for	Futures	—	($99,127)†
contracts	futures;
Net unrealized appreciation
(depreciation) on
investments

Foreign exchange	Receivable/payable for	Forward	$18,816,103	(21,410,755)
contracts	forward foreign currency	foreign
	exchange contracts;	currency
	Investments in unaffiliated	contracts/
	issuers at value*	Purchased
options

Total			$18,816,103	($21,509,882)

* Purchased options are included in the Fund’s investments.

† Reflects cumulative appreciation/depreciation of futures as disclosed in Note 3. Only the year end variation margin is separately disclosed in the Statement of Assets and Liabilities.

Annual report | Strategic Income Opportunities Fund	41

Effect of derivative instruments on the Statement of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2010:

	STATEMENT OF	INVESTMENTS			FOREIGN
	OPERATIONS	IN UNAFFILIATED	WRITTEN		CURRENCY
RISK	LOCATION	ISSUERS[1]	OPTIONS	FUTURES	TRANSACTIONS[2]	TOTAL

Interest rate	Net realized	—	—	($4,510,008)	—	($4,510,008)
contracts	gain (loss)

Foreign	Net realized	($588,612)	$1,258,377	—	($4,810,009)	(4,140,244)
exchange	gain (loss)
contracts

Equity	Net realized	(698,490)	—	—	—	(698,490)
contracts	gain (loss)

Total		($1,287,102)	$1,258,377	($4,510,008)	($4,810,009)	($9,348,742)

1 Realized gain/loss associated with purchased options is included in this caption on the Statement of Operations.

2 Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of Operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2010:

					TRANSLATION
					OF ASSETS
	STATEMENT OF	INVESTMENTS			AND LIABILITIES
	OPERATIONS	IN UNAFFILIATED	WRITTEN		IN FOREIGN
RISK	LOCATION	ISSUERS[1]	OPTIONS	FUTURES	CURRENCIES[2]	TOTAL

Interest rate	Change in	—	—	$228,385	—	$228,385
contracts	unrealized
	appreciation
	(depreciation)

Foreign	Change in	($1,244,711)	($402,748)	—	($1,385,753)	(3,033,212)
exchange	unrealized
contracts	appreciation
	(depreciation)

Equity	Change in	685,490	—	—	—	685,490
contracts	unrealized
	appreciation
	(depreciation)
Total		($559,221)	($402,748)	$228,385	($1,385,753)	($2,119,337)

1 Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of Operations.

2 Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of Operations.

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

42	Strategic Income Opportunities Fund | Annual report

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser), serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.725% of the first $500,000,000 of the Fund’s aggregate daily net assets and (b) 0.650% of the Fund’s aggregate net assets in excess of $500,000,000. Aggregate net assets include the net assets of the Fund and Strategic Income Opportunities Trust, a series of John Hancock Trust. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended August 31, 2010, were equivalent to an annual effective rate of 0.68% of the Fund’s average daily net assets.

Expense reimbursements. Effective October 1, 2009, the Adviser has voluntarily agreed to waive a portion of its management fee if certain expenses of the Fund exceed 0.15% of average net assets. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses, and extraordinary expenses not incurred in the ordinary course of the Fund’s business, advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage fees, and fees under any agreements or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund. This expense reduction will continue in effect until terminated by the Adviser.

The Adviser has contractually agreed to limit the Fund’s total expenses, excluding brokerage commissions, interest and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, to 1.17% for Class A shares, 1.87% for Class C shares and 0.90% for Class I shares, of the Fund’s average daily net asset value, on an annual basis. Accordingly, these expense reductions amounted to $22,793 and $9,505 for Class A shares and Class C shares, respectively, for the year ended August 31, 2010. The expense reimbursements and limits will continue in effect until December 31, 2010, and thereafter until terminated by the Adviser.

Effective January 1, 2010, the Adviser has contractually agreed to waive a portion of its management fee for certain funds of the Trust and John Hancock Trust (JHT) (the Participating Funds), including Strategic Income Opportunities Fund. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Funds that exceeds $85 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Funds in proportion to the daily net assets of each fund. Accordingly, the expense reduction related to this agreement was $5,883.

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred. The table below outlines the amounts recovered during the year ended August 31, 2010, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNT RECOVERED
RECOVERY THROUGH	RECOVERY THROUGH	DURING THE PERIOD
8-1-12	8-1-13	ENDED 8-31-10

—	$32,298	—

Annual report | Strategic Income Opportunities Fund	43

Accounting and legal services. Pursuant to the investment management contract, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the year ended August 31, 2010, amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares: 0.30% for Class A shares and 1.00% for Class C shares.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $637,906 for the year ended August 31, 2010. Of this amount, $77,129 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $558,793 was paid as sales commissions to broker-dealers and $1,984 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class C shares are subject to contingent deferred sales charges (CDSC). Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2010, CDSCs received by the Distributor amounted to $4,632 for Class C shares.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services” or “Transfer Agent”), an affiliate of the Adviser. Prior to July 1, 2010, the transfer agent fees were made up of three components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.015% for Class A, Class C and Class I shares, based on each class’s average daily net assets.

• The Fund paid a monthly fee based on an annual rate of $17.50 per shareholder account for Class A, Class C and Class I shares.

• Signature Services was reimbursed for certain out-of-pocket expenses.

Effective July 1, 2010, the transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services received in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets. Additionally, Class NAV shares do not pay transfer agent fees.

44	Strategic Income Opportunities Fund | Annual report

Class level expenses. Class level expenses for the year ended August 31, 2010, were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE FEES

Class A	$75,361	$41,405	$1,294	$4,169
Class C	84,350	15,153	902	1,954
Class I	—	6,505	1,082	2,849
Total	$159,711	$63,063	$3,278	$8,972

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its average daily net assets.

Note 6 — Fund share transactions

Transactions in Fund shares for the years ended August 31, 2010, and August 31, 2009, were as follows:

	Year ended 8-31-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount
Class A shares[1]

Sold	11,884,462	$124,922,370	—	—
Distributions reinvested	122,745	1,289,419	—	—
Repurchased	(623,925)	(6,586,345)	—	—

Net increase	11,383,282	$119,625,444	—	—

Class C shares[1]

Sold	3,719,926	$39,098,609	—	—
Distributions reinvested	39,240	412,276	—	—
Repurchased	(173,556)	(1,827,161)	—	—

Net increase	3,585,610	$37,683,724	—	—

Class I shares[1]

Sold	4,503,364	$47,506,161	—	—
Distributions reinvested	65,422	686,826	—	—
Repurchased	(806,075)	(8,446,399)	—	—

Net increase	3,762,711	$39,746,588	—	—

Class NAV shares

Sold	11,439,481	$118,864,611	9,406,740	$80,801,442
Distributions reinvested	4,025,102	41,644,611	5,963,797	50,543,103
Repurchased	(1,565,272)	(15,972,511)	(15,435,882)	(131,937,822)

Net increase (decrease)	13,899,311	$144,536,711	(65,345)	($593,277)

Net increase (decrease)	32,630,914	$341,592,467	(65,345)	($593,277)

1The inception date for Class A, Class C and Class I shares is 1-4-10.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $575,902,495 and $273,633,896, respectively, for the year ended August 31, 2010.

Note 8 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. For the year ended August 31, 2010, the Fund had an affiliate ownership concentration of 76.2% of the Fund’s net assets.

Annual report | Strategic Income Opportunities Fund	45

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Strategic Income Opportunities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Strategic Income Opportunities Fund (the “Fund”), formerly the John Hancock Strategic Income Fund, at August 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2010

46	Strategic Income Opportunities Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable period ended August 31, 2010.

With respect to the ordinary dividends paid by the Fund for the fiscal period ended August 31, 2010, 1.53% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2010.

Shareholders will be mailed a 2010 Form 1099-DIV in January 2011. This will reflect the total of all distributions that are taxable for calendar year 2010.

Annual report | Strategic Income Opportunities Fund	47

Evaluation of Advisory and Subadvisory Agreement by the Board of Trustees

This section describes the evaluation by the Board of Trustees of the Advisory Agreement (the Advisory Agreement) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the Subadvisory Agreements) for each of the portfolios (the Funds) of John Hancock Funds II (the Trust) discussed in this annual report.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the Adviser or JHIMS), approving the Adviser’s selection of subadvisers for the portfolios of the Trust and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s manager-of-managers advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arm’s-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (Material Relationships).

Approval of Advisory Agreement

At its meeting on May 27–28, 2010, the Board, including all the Independent Trustees, approved the Advisory Agreement.

In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers, the Board:

48	Strategic Income Opportunities Fund | Annual report

(1) (a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’s personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to continue to perform its services under the Advisory Agreement with respect to the Funds;

(2) — reviewed the investment performance of each of the Funds; the comparative performance of their respective benchmarks, comparable funds as included in a report prepared by an independent third party (i.e., funds having approximately the same investment objective), if any; and JHIMS’s analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds; and concluded that each of the Funds has generally performed well or within a range that the Board deemed competitive except as discussed in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and each of their subadvisers;

(3) (a) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds and each of the funds of John Hancock Trust (except those listed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement): The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $85 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this annual report are each of the funds of funds of the Trust and of John Hancock Trust.)

(b) reviewed the Trust’s advisory fee structure and the incorporation, where applicable, of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arm’s-length negotiations between the Adviser and the subadviser and which in most, but not all, cases contain breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

(4) (a) reviewed the financial statements of JHIMS and considered (i) an analysis presented by JHIMS regarding the net profitability to JHIMS and Manulife Financial of each Fund;

(b) reviewed and considered an analysis presented by JHIMS regarding the profitability of JHIMS’ relationship with each Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund;

(c) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds;

Annual report | Strategic Income Opportunities Fund	49

(d) noted that the subadvisory fees for the Funds are paid by JHIMS and concluded that the advisory fees paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

(e) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provide to each Fund and the entrepreneurial risk that it assumes as Adviser. Based upon its review, the Board concluded that the Adviser and its affiliates’ anticipated level of profitability from their relationship with each Fund was reasonable and not excessive.

(5) — reviewed comparative information prepared by an independent third party with respect to the advisory fee rates and concluded that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that JHIMS is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds and that the Adviser pays the subadvisory fees of the Funds. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered.

In addition, in the case of each Lifestyle Fund, each Lifecycle Fund, the Core Diversified Growth & Income Portfolio, the Core Fundamental Holdings Portfolio, the Core Global Diversification Portfolio, Retirement Distribution Portfolio, Retirement Rising Distribution Portfolio and Alternative Asset Allocation Fund (each a Fund of Funds), the Trustees reviewed the advisory fee to be paid to the Adviser for each Fund of Funds and concluded that the advisory fee to be paid to the Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on May 27–28, 2010, the Board, including all the Independent Trustees, renewed and approved the Subadvisory Agreements.

In making its determination with respect to the factors that it considers, the Board reviewed:

(1) information relating to each subadviser’s business, including current subadvisory services to the Trust;

(2) the historical and current performance of the Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3) the subadvisory fee for each Fund and comparative fee information prepared by an independent third party; and

(4) information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board noted that in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Subadviser out of the subadvisory fee and would not be an expense of the Fund.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

50	Strategic Income Opportunities Fund | Annual report

(1) The Subadviser has extensive experience and demonstrated skills as a manager;

(2) Although not without variation, the current and historical performance of each Fund managed by a Subadviser has generally been in line with or outperformed the current and historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3) The subadvisory fees are generally competitive within the range of industry norms and, with respect to each Subadviser that is not affiliated with the Adviser, are a product of arm’s-length negotiation between the Adviser and the subadviser;

(4) With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow; and

(5) The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate.

In addition, in the case of each Fund of Funds, the Trustees reviewed the subadvisory fee to be paid to the subadviser for the Fund of Funds and concluded that the subadvisory fee to be paid to the subadviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

Annual report | Strategic Income Opportunities Fund	51

Appendix A

Performance of
Portfolio	Trust, as of
(Subadviser)	March 31, 2010	Fees and Expenses	Other Comments

JHF II	Benchmark	Subadvisory fees for	The Board noted
Strategic Income	Index — The Fund	this Fund are slightly	that although the
Opportunities	outperformed in the	lower than the peer	total expenses of
(formerly, Strategic	one- and three-year	group median.	the Fund are higher
Income)	periods.		than the peer group
		Net management	median, the higher
(MFC Global	Morningstar	fees for this Fund are	total expenses were
Investment	Category — The	higher than the peer	due in part to cer-
Management (U.S.))	Fund modestly	group median.	tain nonrecurring
	outperformed in the		expenses during
	one-year period, and	Total expenses	2009 and the over-
	outperformed in the	for this Fund are	all performance
	three-year period.	higher than the peer	of the Fund has
		group median.	been favorable.

The Board took into
account manage-
ment’s discussion of
the Fund’s expenses,
including the advi-
sory/subadvisory
fee structure.

52	Strategic Income Opportunities Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers of John Hancock Funds II who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Portfolio and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

Charles L. Bardelis, Born: 1941	2005	207

Director, Island Commuter Corp. (Marine Transport). Trustee of John Hancock Trust (since 1988),
John Hancock Funds II (since 2005) and former Trustee of John Hancock Funds III (2005–2006).

Peter S. Burgess, Born: 1942	2005	207

Consultant (financial, accounting and auditing matters) (since 1999); Certified Public Accountant.
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999). Director of the following publicly traded companies: PMA Capital Corporation (since 2004) and Lincoln Educational
Services Corporation (since 2004). Trustee of John Hancock Trust (since 2005), John Hancock Funds II
(since 2005), and former Trustee of John Hancock Funds III (2005–2006).

Theron S. Hoffman, Born: 1947	2008	207

Chief Executive Officer, T. Hoffman Associates, LLC (since 2003); Director, The Todd Organization
(since 2003); President, Westport Resources Management (2006–2008); Partner/Operating Head &
Senior Managing Director, Putnam Investments (2000–2003); Executive Vice President, Thomson
Corp. (1997–2000) (financial information publishing). Trustee of John Hancock Trust (since 2008) and
John Hancock Funds II (since 2008).

Hassell H. McClellan, Born: 1945	2005	207

Associate Professor, The Graduate School of The Wallace E. Carroll School of Management, Boston
College (since 1984). Trustee of John Hancock Trust (since 2005), John Hancock Funds II (since 2005)
and Trustee of Phoenix Edge Series Funds (since 2008).

James M. Oates, Born: 1946	2005	207

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman, Emerson
Investment Management, Inc. (since 2000); Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital
Markets, Inc.) (financial services company) (since 1997) (Independent Chairman, 1997–2006). Director of the following publicly traded companies: Stifel Financial (since 1996); Investor Financial Services
Corporation (1995–2007); and Connecticut River Bancorp (since 1998); Director of the following
Mutual Funds: Phoenix Mutual Funds (1988–2008); Virtus Funds (since 2008); and Emerson Investment
Management (since 2000). Chairman of the Boards of John Hancock Trust and John Hancock Funds II
(since 2005). Trustee of John Hancock Trust (since 2004), John Hancock Funds II (since 2005) and former
Trustee of John Hancock Funds III (2005–2006).

Annual report | Strategic Income Opportunities Fund	53

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

Steven M. Roberts, Born: 1944	2008	207

Board of Governors Deputy Director Division of Banking Supervision and Regulation, Federal Reserve
System (2005–2008); Partner, KPMG (1987–2004). Trustee of John Hancock Trust (since 2008) and
John Hancock Funds II (since September 2008).

Non-Independent Trustees[2]

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle,[3] Born: 1959	2005	207

Senior Executive Vice President, John Hancock Financial Services (since 1999, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock
Investment Management Services, LLC (2005–2010); Trustee, John Hancock Trust (since 2005),
John Hancock Funds II (since 2005), and John Hancock retail funds (2005–2010).

Grace K. Fey,[4] Born: 1946	2008	207

Chief Executive Officer, Grace Fey Advisors (since 2007); Director & Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of
John Hancock Trust (since 2008) and John Hancock Funds II (since 2008).

1 Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.

2 Non-Independent Trustees hold positions or are affiliated with the Fund’s investment adviser, subadviser, underwriter or their affiliates.

3 Mr. Boyle is an “interested person” (as defined in the 1940 Act) due to his position with Manulife Financial Corporation (or its affiliates), the ultimate parent of the Adviser.

4 Ms. Fey is an “interested person” (as defined by the 1940 Act) due to a deferred compensation arrangement with her former employer, Frontier Capital Management Company, which is a subadviser of certain funds of John Hancock Funds II and John Hancock Trust.

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Trust
directorships during past 5 years	since

Hugh McHaffie, Born: 1959	2009

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Investment Management Services, LLC, John Hancock Advisers,
LLC and John Hancock Funds, LLC (since 2010); Non-Independent Trustee, John Hancock retail funds (since 2010); President, John Hancock Trust and John Hancock Funds II (since 2009); Senior
Vice President, Individual Business Product Management, MetLife, Inc. (1999–2006).

54	Strategic Income Opportunities Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Trust
directorships during past 5 years	since

Thomas M. Kinzler, Born: 1955	2009

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Officer,
John Hancock retail funds, John Hancock Funds II and John Hancock Trust (since 2006); Secretary and
Chief Legal Counsel, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC and John Hancock Funds, LLC (since 2007); Vice President and Associate General Counsel,
Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual Select Funds and
MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2009

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Trust, Chief Compliance Officer, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and
Chief Compliance Officer, MFC Global Investment Management (U.S.), LLC (2005–2008).

Michael J. Leary, Born: 1965	2009

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Treasurer, John Hancock
Funds II and John Hancock Trust (since 2009); Treasurer, John Hancock retail funds (2007–2010); Vice
President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since
2007); Assistant Treasurer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust
(2007–2009); Vice President and Director of Fund Administration, JP Morgan (2004–2007).

Charles A. Rizzo, Born: 1957	2009

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Chief Financial Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (since 2007); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Assistant Treasurer,
Goldman Sachs Mutual Fund Complex (2005–2007); Vice President, Goldman Sachs (2005–2007);
Managing Director and Treasurer, Scudder Funds, Deutsche Asset Management (2003–2005).

John G. Vrysen, Born: 1955	2009

Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock
Funds II and John Hancock Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until
2009); Trustee, John Hancock retail funds (since 2009).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

Annual report | Strategic Income Opportunities Fund	55

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management
James R. Boyle†	Services, LLC
Grace K. Fey†
Charles L. Bardelis*	Subadviser
Peter S. Burgess*	MFC Global Investment
Theron S. Hoffman	Management (U.S.), LLC
Hassell H. McClellan
Steven M. Roberts*	Principal distributor
John Hancock Funds, LLC
Officers
Hugh McHaffie	Custodian
President	State Street Bank and Trust Company

Thomas M. Kinzler	Transfer agent
Secretary and Chief Legal Officer	John Hancock Signature Services, Inc.

Francis V. Knox, Jr.	Legal counsel
Chief Compliance Officer	K&L Gates LLP

Michael J. Leary	Independent registered
Treasurer	public accounting firm
PricewaterhouseCoopers LLP
Charles A. Rizzo
Chief Financial Officer
The report is certified under the Sarbanes-Oxley
John G. Vrysen	Act, which requires mutual funds and other public
Chief Operating Officer	companies to affirm that, to the best of their
knowledge, the information in their financial reports
*Member of the Audit Committee	is fairly and accurately stated in all material respects.
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

56	Strategic Income Opportunities Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Strategic Income Opportunities Fund.	3560A 8/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/10

John Hancock
MUTUAL FUNDS

John Hancock
Natural Resources Fund

Annual Report
8.31.10

Management’s discussion of
Fund performance

By Wellington Management Company, LLP

On June 30, 2010, James A. Bevilacqua retired as a portfolio manager for the Fund, which will continue to be managed by Jay Bhutani and John C. O’Toole, CFA.

After a deep and difficult recession, prices of natural resource equities rebounded in the second half of 2009 as economic conditions stabilized and commodity prices bounced back. Natural resource equities subsequently opened 2010 on a negative note amid rising risk aversion and concerns that the global economy could slip back into recession. For the 12-month period ended August 31, 2010, John Hancock Natural Resources Fund’s Class NAV shares posted a total return of 5.45% at net asset value. In the same period, the MSCI World Index returned 2.07%, the MSCI World Energy Index returned –2.52%, the MSCI World Metals & Mining Index returned 12.84%, the MSCI World Paper & Forest Product Index returned 6.86% and a blend of 60% MSCI World Energy/30% MSCI World Metals & Mining/10% MSCI World Paper & Forest Product indexes returned 3.06%. The Fund underperformed its Morningstar, Inc. natural resources peer group, which returned an average 5.02%. Strong stock selection within the oil and gas and metals and mining industries drove relative performance during the period. Our underweight to the outperforming paper and forest product area hurt relative results.

Top contributors within the metals and mining industry included diversified Brazilian metals and mining company Vale SA and India-based diversified mining company Vedanta Resources PLC, which both benefited from rising metals prices and rebounding demand. We sold Vedanta late in the period. Our position in diversified international mining company Rio Tinto PLC detracted most from relative results after the company reported weaker-than-expected production due to unfavorable weather in Australia and Canada. In the oil and gas industry, our underweight to both Exxon Mobil Corp. and BP PLC contributed to relative performance as these companies came under pressure after the oil well disaster prompted a moratorium on deepwater drilling in the Gulf of Mexico. Shares of exploration and production companies EOG Resources, Inc. and Canadian Natural Resources, Ltd. gained after they boosted their production outlooks. Our overweight to producers EQT Corp. and CONSOL Energy, Inc. detracted on falling natural gas prices.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

6	Natural Resources Fund | Annual report

A look at performance

For the period ended August 31, 2010

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since				Since
	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

Class A2	–0.37	—	—	3.36	–0.37	—	—	17.52

Class I2,3	5.30	—	—	5.20	5.30	—	—	28.04

Class 1[3]	5.43	—	—	5.26[1]	5.43	—	—	28.40[1]

Class NAV[3]	5.45	—	—	5.30[1]	5.45	—	—	28.68[1]

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable for Class I, Class 1 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 12-31-10. The net expenses are as follows: Class A — 1.60%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.94%. The net expenses equal the gross expenses and are as follows: Class I — 1.16%, Class 1 — 1.11%, Class NAV — 1.06%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

1 From 10-15-05.

2 10-15-05 is the inception date for the oldest class of shares, Class NAV shares. The inception date for Class A shares and Class I shares is 1-4-10. The returns prior to this date are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A and Class I shares.

3 For certain types of investors, as described in the Fund’s Class I, Class 1 and Class NAV share prospectuses.

Annual report | Natural Resources Fund	7

A look at performance

			With
	Period	Without	maximum
	beginning	sales charge	sales charge	Index 1	Index 2	Index 3	Index 4

Class A3	10-15-05	$12,373	$11,752	$11,626	$9,951	$15,999	$8,130

Class I2,3	10-15-05	12,804	12,804	11,626	9,951	15,999	8,130

Class 1[2]	10-15-05	12,840	12,840	11,626	9,951	15,999	8,130

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable for Class I, Class 1 and Class NAV shares.

60% MSCI World Energy/30% MSCI World Metals & Mining/10% MSCI Paper & Forest Products Combined Index — Index 1 — is comprised of 60% MSCI World Energy Index, 30% MSCI World Metals & Mining Index and 10% MSCI World Paper & Forest Products Index.

MSCI World Energy Index (gross of foreign withholding tax on dividends) — Index 2 — consists of all the companies in the Energy sector of the MSCI World Index.

MSCI World Metals & Mining Index (gross of foreign withholding tax on dividends) — Index 3 — consists of all the companies in the Metals & Mining industry of the MSCI World Index.

MSCI World Paper & Forest Products Index (gross of foreign withholding tax on dividends) — Index 4 — consists of all the companies in the Paper & Forest industry of the MSCI World Index.

The fund has added the returns of separate indexes to show the individual returns of broad-based securities market indexes.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value.

2 For certain types of investors, as described in the Fund’s Class I, Class 1 and Class NAV share prospectuses.

3 10-15-05 is the inception date for the oldest class of shares, Class NAV shares. The inception date for Class A shares and Class I shares is 1-4-10. The returns prior to this date are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A and Class I shares.

4 Since inception returns for the index begin on the month end closest to the actual inception date of the fund.

8	Natural Resources Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2010 with the same investment held until August 31, 2010.

	Account value	Ending value	Expenses paid during
	on 3-1-10	on 8-31-10	period ended 8-31-10[1]

Class A	$1,000.00	$942.90	$7.84

Class I	1,000.00	944.00	6.32

Class 1	1,000.00	944.90	5.39

Class NAV	1,000.00	945.00	5.20

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Natural Resources Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2010, with the same investment held until August 31, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 3-1-10	on 8-31-10	period ended 8-31-10[1]

Class A	$1,000.00	$1,017.10	$8.13

Class I	1,000.00	1,018.70	6.56

Class 1	1,000.00	1,019.70	5.60

Class NAV	1,000.00	1,019.90	5.40

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.60%, 1.30%, 1.10% and 1.06% for Class A, Class I, Class 1 and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	Natural Resources Fund | Annual report

Portfolio summary

Top 10 Holdings[1]

Exxon Mobil Corp.	5.9%	Canadian Natural Resources, Ltd.	3.3%

ENI SpA	4.4%	EOG Resources, Inc.	3.1%

Suncor Energy, Inc.	4.1%	Rio Tinto PLC	3.0%

BG Group PLC	3.9%	Chevron Corp.	2.9%

BP PLC	3.8%	Rio Tinto PLC, SADR	2.6%

Sector Composition[2,3]

Energy	69%	Utilities	1%

Materials	25%	Short-Term Investments & Other	5%

1 As a percentage of net assets on 8-31-10. Excludes cash and cash equivalents.

2 As a percentage of net assets on 8-31-10.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | Natural Resources Fund	11

Fund’s investments

As of 8-31-10

	Shares	Value

Common Stocks 94.98%		$670,856,509

(Cost $674,760,843)

Energy 68.61%		484,599,960

Oil, Gas & Consumable Fuels 68.61%

BG Group PLC	1,724,181	27,776,256

BP PLC, SADR (L)	767,527	26,732,965

Cameco Corp.	157,100	3,833,396

Cameco Corp. (Toronto Stock Exchange)	719,722	17,539,625

Canadian Natural Resources, Ltd.	727,566	23,402,742

Chesapeake Energy Corp.	688,200	14,231,976

Chevron Corp.	275,100	20,401,416

China Shenhua Energy Company, Ltd., Class H	3,773,500	13,763,243

ConocoPhillips	75,728	3,970,419

CONSOL Energy, Inc.	533,986	17,194,349

Denbury Resources, Inc. (I)	394,000	5,807,560

Devon Energy Corp.	225,900	13,617,252

EnCana Corp.	510,854	14,012,735

ENI SpA, SADR (L)	782,400	31,022,160

EOG Resources, Inc. (L)	249,169	21,645,311

Exxon Mobil Corp.	700,805	41,459,624

Gazprom OAO, SADR	4,856	99,305

Gazprom OAO, SADR (London Exchange)	660,798	13,586,120

Hess Corp.	263,700	13,250,925

MEG Energy Corp. (I)	222,700	6,524,263

Noble Energy, Inc.	141,764	9,892,292

Peabody Energy Corp.	288,600	12,352,080

PetroChina Company, Ltd., ADR (L)	96,500	10,496,305

Petroleo Brasileiro SA, ADR (L)	188,096	6,273,002

Reliance Industries, Ltd., GDR (S)	211,879	8,239,933

Repsol YPF SA, SADR	800,400	18,233,112

Rosneft Oil Company, GDR (S)	1,873,379	11,794,794

Southwestern Energy Company (I)	413,600	13,532,992

Suncor Energy, Inc. (L)	950,941	28,813,151

The Williams Companies, Inc.	421,100	7,634,543

Total SA, SADR (L)	336,062	15,677,292

Ultra Petroleum Corp. (I)(L)	302,200	11,788,822

12	Natural Resources Fund | Annual report	See notes to financial statements

		Shares	Value

Materials 24.84%			$175,411,832

Metals & Mining 24.84%

Alumina, Ltd.		10,056,548	15,345,189

Anglo American PLC		456,853	16,333,467

Anglo Platinum, Ltd. (I)		210,260	17,350,773

AngloGold Ashanti, Ltd., SADR (L)		306,741	12,972,077

Barrick Gold Corp.		213,956	10,004,583

BHP Billiton PLC		488,805	13,677,324

Freeport-McMoRan Copper & Gold, Inc.		207,600	14,943,048

Gold Fields, Ltd.		682,169	9,727,796

Newcrest Mining, Ltd. (L)		370,111	12,281,097

Rio Tinto PLC		425,489	21,466,473

Rio Tinto PLC, SADR (L)		368,500	18,583,455

Vale SA, SADR (L)		538,804	12,726,550

Utilities 1.53%			$10,844,717

Gas Utilities 1.53%

EQT Corp.		332,660	10,844,717

Warrants 1.35%			$9,520,224

(Cost $12,301,427)

NMDC, Ltd. MS ACC (Expiration date: 3-25-15) (I)		1,863,272	9,520,224

		Par value	Value

Short-Term Investments 21.45%			$151,458,306

(Cost $151,459,367)

Repurchase Agreement 3.46%			24,400,000

Bank of New York Tri-Party Repurchase
Agreement dated 8-31-10 at 0.250% to
be repurchased at $24,400,169 on 9-1-10,
collateralized by $24,400,000 Federal
National Mortgage Association, 5.500% due
8-1-40 (valued at $24,888,000, including interest)		$24,400,000	24,400,000

	Yield	Shares

Securities Lending Collateral 17.99%			127,058,306

John Hancock Collateral Investment Trust (W)(Y)	0.3330%	12,693,011	127,058,306

Total investments (Cost $838,521,637)† 117.78%			$831,835,039

Other assets and liabilities, net (17.78%)			($125,551,536)

Total net assets 100.00%			$706,283,503

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

See notes to financial statements	Annual report | Natural Resources Fund	13

Notes to Schedule of Investments

ADR  American Depositary Receipts

GDR  Global Depositary Receipts

SADR  Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 8-31-10.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 8-31-10.

† At 8-31-10, the aggregate cost of investment securities for federal income tax purposes was $849,337,244. Net unrealized depreciation aggregated $17,502,205, of which $37,971,659 related to appreciated investment securities and $55,473,864 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of net assets on 8-31-10:

United States	33%
United Kingdom	18%
Canada	15%
South Africa	6%
Italy	4%
Australia	4%
Russia	3%
China	3%
Brazil	3%
Spain	3%
Other Countries	3%
Short-Term Investments and Other	5%

14	Natural Resources Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-10

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $711,462,270) including
$123,853,496 of securities loaned (Note 2)	$704,776,733
Investments in affiliated issuers, at value (Cost $127,059,367) (Note 2)	127,058,306

Total investments, at value (Cost $838,521,637)	831,835,039
Cash	79,901
Foreign currency, at value (Cost $65,335)	64,748
Receivable for fund shares sold	54,562
Dividends and interest receivable	2,193,531
Receivable for securities lending income	18,791
Other receivables and prepaid assets	5,111

Total assets	834,251,683

Liabilities

Payable for fund shares repurchased	803,115
Payable upon return of securities loaned (Note 2)	127,025,122
Payable to affiliates
Accounting and legal services fees	9,144
Transfer agent fees	609
Trustees’ fees	444
Other liabilities and accrued expenses	129,746

Total liabilities	127,968,180

Net assets

Capital paid-in	$734,222,628
Undistributed net investment income	2,889,820
Accumulated net realized gain (loss) on investments and foreign
currency transactions	(24,130,894)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	(6,698,051)

Net assets	$706,283,503

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($3,080,386 ÷ 168,000 shares)	$18.34
Class I ($1,073,113 ÷ 58,426 shares)	$18.37
Class 1 ($153,644,884 ÷ 8,301,529 shares)	$18.51
Class NAV ($548,485,120 ÷ 29,823,217 shares)	$18.39

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[1]	$19.31

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales, the offering price is reduced.

See notes to financial statements	Annual report | Natural Resources Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 8-31-10

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$13,186,738
Securities lending	373,681
Interest	39,976
Less foreign taxes withheld	(903,240)

Total investment income	12,697,155

Expenses

Investment management fees (Note 4)	7,766,765
Distribution and service fees (Note 4)	86,582
Accounting and legal services fees (Note 4)	109,817
Transfer agent fees (Note 4)	3,350
Trustees’ fees (Note 4)	8,217
State registration fees (Note 4)	1,461
Printing and postage fees (Note 4)	1,885
Professional fees	41,825
Custodian fees	260,735
Registration and filing fees	39,122
Other	11,884

Total expenses	8,331,643
Net expense reduction and amount recaptured (Note 4)	(10,682)

Net expenses	8,320,961

Net investment income	4,376,194

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	20,922,881
Investments in affiliated issuers	(564)
Foreign currency transactions	(233,369)
20,688,948
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	11,547,171
Investments in affiliated issuers	(1,825)
Translation of assets and liabilities in foreign currencies	(12,400)
11,532,946
Net realized and unrealized gain	32,221,894

Increase in net assets from operations	$36,598,088

16	Natural Resources Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	8-31-10	8-31-09

Increase (decrease) in net assets

From operations
Net investment income	$4,376,194	$5,342,827
Net realized gain (loss)	20,688,948	(43,082,431)
Change in net unrealized appreciation (depreciation)	11,532,946	(102,199,200)

Increase (decrease) in net assets resulting from operations	36,598,088	(139,938,804)

Distributions to shareholders
From net investment income
Class 1	(998,904)	(903,381)
Class NAV	(3,812,968)	(3,140,924)
From net realized gain
Class 1	—	(28,207,156)
Class NAV	—	(90,071,704)

Total distributions	(4,811,872)	(122,323,165)

From Fund share transactions (Note 5)	6,008,992	259,991,565

Total increase (decrease)	37,795,208	(2,270,404)

Net assets

Beginning of year	$668,488,295	$670,758,699

End of year	$706,283,503	$668,488,295

Undistributed net investment income	$2,889,820	$3,558,867

See notes to financial statements	Annual report | Natural Resources Fund	17

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	8-31-10[1]

Per share operating performance

Net asset value, beginning of period	$20.70
Net investment income[2]	0.05
Net realized and unrealized loss on investments	(2.41)
Total from investment operations	(2.36)
Net asset value, end of period	$18.34
Total return (%)[3,4]	–11.40[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.81[7]
Expenses net of fee waivers and credits	1.60[7]
Net investment income	0.41[7]
Portfolio turnover (%)	70[8]

1 The inception date for Class A shares is 1-4-10.
2 Based on the average daily shares outstanding.
3 Assumes dividend reinvestment (if applicable).
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown
7 Annualized.
8 Portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

CLASS I SHARES Period ended	8-31-10[1]

Per share operating performance

Net asset value, beginning of period	$20.70
Net investment income[2]	0.10
Net realized and unrealized loss on investments	(2.43)
Total from investment operations	(2.33)
Net asset value, end of period	$18.37
Total return (%)[3]	–11.26[4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.54[6]
Expenses net of fee waivers and credits	1.30[6]
Net investment income	0.82[6]
Portfolio turnover (%)	70[7]

1 The inception date for Class I shares is 1-4-10.
2 Based on the average daily shares outstanding.
3 Assumes dividend reinvestment (if applicable).
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Annualized.
7 Portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

18	Natural Resources Fund | Annual report	See notes to financial statements

CLASS 1 SHARES Period ended	8-31-10	8-31-09	8-31-08	8-31-07	8-31-06[1]

Per share operating performance

Net asset value, beginning of period	$17.66	$35.15	$42.52	$35.71	$28.70
Net investment income[2]	0.10	0.18	0.18	0.22	0.34
Net realized and unrealized gain (loss) on investments	0.87	(11.42)	3.88	8.52	6.70
Total from investment operations	0.97	(11.24)	4.06	8.74	7.04
Less distributions
From net investment income	(0.12)	(0.19)	(0.23)	(0.34)	(0.03)
From net realized gain	—	(6.06)	(11.20)	(1.59)	—
Total distributions	(0.12)	(6.25)	(11.43)	(1.93)	(0.03)
Net asset value, end of period	$18.51	$17.66	$35.15	$42.52	$35.71
Total return (%)[3]	5.43[4]	(27.25)	7.02	25.57	24.55[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$154	$139	$171	$111	$81
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11	1.11	1.11	1.14	1.12[6]
Expenses net of fee waivers and credits	1.11	1.11	1.11	1.14	1.12[6]
Net investment income	0.52	1.06	0.44	0.58	1.13[6]
Portfolio turnover (%)	70	22[7]	34	54	71

1 The inception date for Class 1 shares is 10-15-05.
2 Based on the average daily shares outstanding.
3 Assumes dividend reinvestment (if applicable).
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 The portfolio turnover rate for the year ended 8-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

CLASS NAV SHARES Period ended	8-31-10	8-31-09	8-31-08	8-31-07	8-31-06[1]

Per share operating performance

Net asset value, beginning of period	$17.55	$35.01	$42.39	$35.60	$28.60
Net investment income[2]	0.11	0.18	0.19	0.24	0.33
Net realized and unrealized gain (loss) on investments	0.86	(11.37)	3.88	8.48	6.71
Total from investment operations	0.97	(11.19)	4.07	8.72	7.04
Less distributions
From net investment income	(0.13)	(0.21)	(0.25)	(0.34)	(0.04)
From net realized gain	—	(6.06)	(11.20)	(1.59)	—
Total distributions	(0.13)	(6.27)	(11.45)	(1.93)	(0.04)
Net asset value, end of period	$18.39	$17.55	$35.01	$42.39	$35.60
Total return (%)[3]	5.45[4]	(27.20)	7.08	25.61	24.62[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$548	$529	$500	$731	$692
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06	1.06	1.06	1.09	1.07[6]
Expenses net of fee waivers and credits	1.06	1.06	1.06	1.09	1.07[6]
Net investment income	0.58	1.10	0.45	0.64	1.11[6]
Portfolio turnover (%)	70	22[7]	34	54	71

1 The inception date for Class NAV shares is 10-15-05.
2 Based on the average daily shares outstanding.
3 Assumes dividend reinvestment (if applicable).
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 The portfolio turnover rate for the year ended 8-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

See notes to financial statements	Annual report | Natural Resources Fund	19

Notes to financial statements

Note 1 — Organization

John Hancock Natural Resources Fund (the Fund) is a non-diversified series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term total return.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, transfer agent fees, state registration fees and printing and postage fees for each class may differ.

Affiliates of the Fund owned 2% and 100% of shares of beneficial interest of Class I and Class NAV, respectively, on August 31, 2010.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20	Natural Resources Fund | Annual report

The following is a summary of the values by input classification of the Fund’s investments as of August 31, 2010, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 8-31-10	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Energy	$484,599,960	$402,975,745	$81,624,215	—
Materials	175,411,832	69,229,713	106,182,119	—
Utilities	10,844,717	10,844,717	—	—

Warrants
Materials	9,520,224	—	9,520,224	—

Short-Term Investments
Repurchase Agreement	24,400,000	—	24,400,000	—
Securities Lending
Collateral	127,058,306	127,058,306	—	—

Total Investments in
Securities	$831,835,039	$610,108,481	$221,726,558	—

During the year ended August 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value. JHCIT has a floating net asset value and invests in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund.

Annual report | Natural Resources Fund	21

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $200 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $300 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the year ended August 31, 2010, the Fund had no significant borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the year to which they relate and adjustments are made when actual amounts are known.

22	Natural Resources Fund | Annual report

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $10,883,164 available to offset future net realized capital gains as of August 31, 2010. Net capital losses of $2,432,123, that are a result of security transactions occurring after October 31, 2009, are treated as occurring on September 1, 2010, the first day of the Fund’s next taxable year. The loss carryforward expires as follows: August 31, 2017 — $3,213,814 and August 31, 2018 — $7,669,350.

As of August 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually. The tax character of distributions for the years ended August 31, 2010 and August 31, 2009 was as follows:

	AUGUST 31, 2010	AUGUST 31, 2009

Ordinary Income	$4,811,872	$8,780,904
Long-Term Capital Gain	—	$113,542,261

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. As of August 31, 2010, the components of distributable earnings on a tax basis included $2,889,820 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to foreign currency transactions.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Annual report | Natural Resources Fund	23

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of MFC.

Management fee. Effective May 3, 2010, the Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 1.000% of the first $1,000,000,000 of the Fund’s aggregate net assets, (b) 0.975% of the next $1,000,000,000 and (c) 0.950% of the Fund’s aggregate net assets in excess of $2,000,000,000. Aggregate net assets include the net assets of the Fund and the Natural Resources Trust, a series of John Hancock Trust. The Adviser has a subadvisory agreement with Wellington Management Company, LLP. The Fund is not responsible for payment of the subadvisory fees.

Prior to May 3, 2010, the Fund had an investment management contract with the Adviser under which the Fund paid a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 1.05% of the first $50,000,000 of the Fund’s aggregate net assets and (b) 1.00% of the Fund’s aggregate net assets in excess of $50,000,000.

The investment management fees incurred for the year ended August 31, 2010, were equivalent to an annual effective rate of 1.00% of the Fund’s average daily net assets.

Effective October 1, 2009, the Adviser has voluntarily agreed to waive a portion of its management fee if certain expenses of the Fund exceed 0.20% of average net assets. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses, and extraordinary expenses not incurred in the ordinary course of the Fund’s business, advisory fees, Rule 12b-1 fees, service fees, transfer agency fees, blue sky fees, printing and postage fees, and fees under any agreements or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund. This expense reduction will continue in effect until terminated by the Adviser.

Effective January 1, 2010, the Adviser contractually agreed to waive a portion of the management fee for certain funds of the Trust. The waiver equals, on an annualized basis 0.01% of that portion of the aggregate net assets of all the participating funds that exceeds $85 billion. The amount of the reimbursement is calculated daily and allocated among all the funds in proportion of the daily net assets of each Fund.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for Class A and Class I shares. This agreement excluded taxes, portfolio brokerage commissions, interest, overdraft, litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.60% and 1.30% for Class A and Class I shares, respectively. The fee waivers and/or reimbursements will continue in effect until December 31, 2010.

Accordingly, the expense reductions above related to the Trust and class level waivers amounted to $2,360, $939, $1,596 and $5,787 for Class A, Class I, Class 1 and Class NAV shares, respectively, for the year ended August 31, 2010.

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred. The table below outlines the amounts recovered during the year ended August 31, 2010, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

24	Natural Resources Fund | Annual report

AMOUNTS ELIGIBLE FOR	AMOUNT RECOVERED
RECOVERY THROUGH	DURING THE PERIOD
8-1-13	ENDED 8-31-10

$3,278	—

Accounting and legal services. Pursuant to the Service Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the year ended August 31, 2010 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. Accordingly, the Fund may pay up to 0.30% and 0.05% for Class A and Class 1 shares, respectively, for distribution and service fees, expressed as an annual percentage of average daily net assets.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $18,960 for the year ended August 31, 2010. Of this amount, $3,057 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $14,911 was paid as sales commissions to broker-dealers and $992 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. Class 1 and Class NAV shares do not pay transfer agent fees. Prior to July 1, 2010, the transfer agent fees were made up of three components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.05% and 0.04% for Class A Class I shares, respectively, based on each class’s average daily net assets.

• The Fund paid a monthly fee based on an annual rate of $16.50 per shareholder account for Class A and Class I shares.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

Effective July 1, 2010, the transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Funds and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services received in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Annual report | Natural Resources Fund	25

Class level expenses. Class level expenses for the year ended August 31, 2010 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE FEES

Class A	$3,298	$2,780	$764	$1,309
Class I	—	570	697	576
Class 1	83,284	—	—	—
Total	$86,582	$3,350	$1,461	$1,885

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its average daily net assets.

Note 5 — Fund share transactions

Transactions in Fund shares for the years ended August 31, 2010 and August 31, 2009 were as follows:

	Year ended 8-31-10[1]		Year ended 8-31-09
	Shares	Amount	Shares	Amount
Class A shares

Sold	187,368	$3,755,265	—	—
Repurchased	(19,368)	(367,536)	—	—

Net increase	168,000	$3,387,729	—	—

Class I shares

Sold	58,426	$1,216,167	—	—
Repurchased	—	(8)	—	—

Net increase	58,426	$1,216,159	—	—

Class 1 shares

Sold	1,591,445	$32,465,155	2,207,942	$36,500,607
Distributions reinvested	48,775	998,904	2,086,777	29,110,537
Repurchased	(1,211,785)	(23,348,764)	(1,288,566)	(24,276,561)

Net increase	428,435	$10,115,295	3,006,153	$41,334,583

Class NAV shares

Sold	5,546,181	$106,543,381	12,644,849	$187,071,901
Distributions reinvested	187,461	3,812,968	6,725,298	93,212,628
Repurchased	(6,072,363)	(119,066,540)	(3,479,311)	(61,627,547)

Net increase (decrease)	(338,721)	($8,710,191)	15,890,836	$218,656,982

Net increase	316,140	$6,008,992	18,896,989	$259,991,565

1 The inception date for Class A and Class I shares is 1-4-10.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $512,787,666 and $514,678,430, respectively, for the year ended August 31, 2010.

Note 7 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. For the year ended August 31, 2010, the Fund had an affiliate fund ownership concentration of 78% of the Fund’s net assets.

26	Natural Resources Fund | Annual report

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of
John Hancock Natural Resources Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Natural Resources Fund (the “Fund”) at August 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2010

Annual report | Natural Resources Fund	27

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable period ended August 31, 2010.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended August 31, 2010, 67.21% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2010.

Shareholders will be mailed a 2010 Form 1099-DIV in January 2011. This will reflect the total of all distributions that are taxable for calendar year 2010.

28	Natural Resources Fund | Annual report

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees of the Advisory Agreement (the Advisory Agreement) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the Subadvisory Agreements) for each of the portfolios (the Funds) of John Hancock Funds II (the Trust) discussed in this annual report.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the Adviser or JHIMS), approving the Adviser’s selection of subadvisers for the portfolios of the Trust and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s manager-of-managers advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arm’s-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (Material Relationships).

Approval of Advisory Agreement

At its meeting on May 27–28, 2010, the Board, including all the Independent Trustees, approved the Advisory Agreement.

Annual report | Natural Resources Fund	29

In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers, the Board:

(1) (a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’s personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to continue to perform its services under the Advisory Agreement with respect to the Funds;

(2) — reviewed the investment performance of each of the Funds; the comparative performance of their respective benchmarks, comparable funds as included in a report prepared by an independent third party (i.e., funds having approximately the same investment objective), if any; and JHIMS’s analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds; and concluded that each of the Funds has generally performed well or within a range that the Board deemed competitive except as discussed in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and each of their subadvisers;

(3) (a) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds and each of the funds of John Hancock Trust (except those listed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement): The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $85 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this annual report are each of the funds of funds of the Trust and of John Hancock Trust.)

(b) reviewed the Trust’s advisory fee structure and the incorporation, where applicable, of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arm’s-length negotiations between the Adviser and the subadviser and which in most, but not all, cases contain breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

(4) (a) reviewed the financial statements of JHIMS and considered (i) an analysis presented by JHIMS regarding the net profitability to JHIMS and Manulife Financial of each Fund;

30	Natural Resources Fund | Annual report

(b) reviewed and considered an analysis presented by JHIMS regarding the profitability of JHIMS’ relationship with each Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund;

(c) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds;

(d) noted that the subadvisory fees for the Funds are paid by JHIMS and concluded that the advisory fees paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

(e) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provide to each Fund and the entrepreneurial risk that it assumes as Adviser. Based upon its review, the Board concluded that the Adviser and its affiliates’ anticipated level of profitability from their relationship with each Fund was reasonable and not excessive.

(5) — reviewed comparative information prepared by an independent third party with respect to the advisory fee rates and concluded that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that JHIMS is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds and that the Adviser pays the subadvisory fees of the Funds. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered.

In addition, in the case of each Lifestyle Fund, each Lifecycle Fund, the Core Diversified Growth & Income Portfolio, the Core Fundamental Holdings Portfolio, the Core Global Diversification Portfolio, Retirement Distribution Portfolio, Retirement Rising Distribution Portfolio and Alternative Asset Allocation Fund (each a Fund of Funds), the Trustees reviewed the advisory fee to be paid to the Adviser for each Fund of Funds and concluded that the advisory fee to be paid to the Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on May 27–28, 2010, the Board, including all the Independent Trustees, renewed and approved the Subadvisory Agreements.

In making its determination with respect to the factors that it considers, the Board reviewed:

(1) information relating to each subadviser’s business, including current subadvisory services to the Trust;

(2) the historical and current performance of the Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

Annual report | Natural Resources Fund	31

(3) the subadvisory fee for each Fund and comparative fee information prepared by an independent third party; and

(4) information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board noted that in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Subadviser out of the subadvisory fee and would not be an expense of the Fund.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadviser has extensive experience and demonstrated skills as a manager;

(2) Although not without variation, the current and historical performance of each Fund managed by a Subadviser has generally been in line with or outperformed the current and historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3) The subadvisory fees are generally competitive within the range of industry norms and, with respect to each Subadviser that is not affiliated with the Adviser, are a product of arm’s-length negotiation between the Adviser and the subadviser;

(4) With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow; and

(5) The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate.

In addition, in the case of each Fund of Funds, the Trustees reviewed the subadvisory fee to be paid to the subadviser for the Fund of Funds and concluded that the subadvisory fee to be paid to the subadviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

32	Natural Resources Fund | Annual report

Appendix A

Performance of
Portfolio	Trust, as of
(Subadviser)	March 31, 2010	Fees and Expenses	Other Comments

JHF II Natural	Benchmark Index —	Subadvisory fees for	The Board took
Resources Fund	The Fund slightly	this Fund are slightly	into account
	outperformed in the	higher than the peer	management’s
(Wellington	one-year period and	group median.	discussion of the
Management	outperformed in the		Fund’s performance.
Company, LLP)	three-year period.	Net management
		fees for this Fund	The Board also
	Morningstar	are slightly higher	took into account
	Category — The	than the peer	management’s
	Fund slightly out-	group median.	discussion of the
	performed in the		Fund’s expenses,
	one-year period,	Total expenses for	including the
	and slightly under-	this Fund are slightly	advisory/subadvisory
	performed in the	higher than the peer	fee structure.
	three-year period.	group median.
The Board also noted
that the advisory and
subadvisory fees for
the Trust had been
reduced effective
May 3, 2010.

Annual report | Natural Resources Fund	33

Trustees and Officers

This chart provides information about the Trustees and Officers of John Hancock Funds II who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Portfolio and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

Charles L. Bardelis, Born: 1941	2005	207

Director, Island Commuter Corp. (Marine Transport). Trustee of John Hancock Trust (since 1988),
John Hancock Funds II (since 2005) and former Trustee of John Hancock Funds III (2005–2006).

Peter S. Burgess, Born: 1942	2005	207

Consultant (financial, accounting and auditing matters) (since 1999); Certified Public Accountant.
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999). Director of the following publicly traded companies: PMA Capital Corporation (since 2004) and Lincoln Educational
Services Corporation (since 2004). Trustee of John Hancock Trust (since 2005), John Hancock Funds II
(since 2005), and former Trustee of John Hancock Funds III (2005–2006).

Theron S. Hoffman, Born: 1947	2008	207

Chief Executive Officer, T. Hoffman Associates, LLC (since 2003); Director, The Todd Organization
(since 2003); President, Westport Resources Management (2006–2008); Partner/Operating Head &
Senior Managing Director, Putnam Investments (2000–2003); Executive Vice President, Thomson
Corp. (1997–2000) (financial information publishing). Trustee of John Hancock Trust (since 2008) and
John Hancock Funds II (since 2008).

Hassell H. McClellan, Born: 1945	2005	207

Associate Professor, The Graduate School of The Wallace E. Carroll School of Management, Boston
College (since 1984). Trustee of John Hancock Trust (since 2005), John Hancock Funds II (since 2005)
and Trustee of Phoenix Edge Series Funds (since 2008).

James M. Oates, Born: 1946	2005	207

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman, Emerson
Investment Management, Inc. (since 2000); Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital
Markets, Inc.) (financial services company) (since 1997) (Independent Chairman, 1997–2006). Director of the following publicly traded companies: Stifel Financial (since 1996); Investor Financial Services
Corporation (1995–2007); and Connecticut River Bancorp (since 1998); Director of the following
Mutual Funds: Phoenix Mutual Funds (1988–2008); Virtus Funds (since 2008); and Emerson Investment
Management (since 2000). Chairman of the Boards of John Hancock Trust and John Hancock Funds II
(since 2005). Trustee of John Hancock Trust (since 2004), John Hancock Funds II (since 2005) and former
Trustee of John Hancock Funds III (2005–2006).

34	Natural Resources Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

Steven M. Roberts, Born: 1944	2008	207

Board of Governors Deputy Director Division of Banking Supervision and Regulation, Federal Reserve
System (2005–2008); Partner, KPMG (1987–2004). Trustee of John Hancock Trust (since 2008) and
John Hancock Funds II (since September 2008).

Non-Independent Trustees[2]

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle,[3] Born: 1959	2005	207

Senior Executive Vice President, John Hancock Financial Services (since 1999, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock
Investment Management Services, LLC (2005–2010); Trustee, John Hancock Trust (since 2005),
John Hancock Funds II (since 2005), and John Hancock retail funds (2005–2010).

Grace K. Fey,[4] Born: 1946	2008	207

Chief Executive Officer, Grace Fey Advisors (since 2007); Director & Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of
John Hancock Trust (since 2008) and John Hancock Funds II (since 2008).

1 Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.
2 Non-Independent Trustees hold positions or are affiliated with the Fund’s investment adviser, subadviser, underwriter or their affiliates.
3 Mr. Boyle is an “interested person” (as defined in the 1940 Act) due to his position with Manulife Financial Corporation (or its affiliates), the ultimate parent of the Adviser.
4 Ms. Fey is an “interested person” (as defined by the 1940 Act) due to a deferred compensation arrangement with her former employer, Frontier Capital Management Company, which is a subadviser of certain funds of John Hancock Funds II and John Hancock Trust.

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Trust
directorships during past 5 years	since

Hugh McHaffie, Born: 1959	2009

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Investment Management Services, LLC, John Hancock Advisers,
LLC and John Hancock Funds, LLC (since 2010); Non-Independent Trustee, John Hancock retail funds (since 2010); President, John Hancock Trust and John Hancock Funds II (since 2009); Senior
Vice President, Individual Business Product Management, MetLife, Inc. (1999–2006).

Annual report | Natural Resources Fund	35

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Trust
directorships during past 5 years	since

Thomas M. Kinzler, Born: 1955	2009

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Officer,
John Hancock retail funds, John Hancock Funds II and John Hancock Trust (since 2006); Secretary and
Chief Legal Counsel, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC and John Hancock Funds, LLC (since 2007); Vice President and Associate General Counsel,
Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual Select Funds and
MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2009

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Trust, Chief Compliance Officer, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and
Chief Compliance Officer, MFC Global Investment Management (U.S.), LLC (2005–2008).

Michael J. Leary, Born: 1965	2009

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Treasurer, John Hancock
Funds II and John Hancock Trust (since 2009); Treasurer, John Hancock retail funds (2007–2010); Vice
President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since
2007); Assistant Treasurer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust
(2007–2009); Vice President and Director of Fund Administration, JP Morgan (2004–2007).

Charles A. Rizzo, Born: 1957	2009

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Chief Financial Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (since 2007); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Assistant Treasurer,
Goldman Sachs Mutual Fund Complex (2005–2007); Vice President, Goldman Sachs (2005–2007);
Managing Director and Treasurer, Scudder Funds, Deutsche Asset Management (2003–2005).

John G. Vrysen, Born: 1955	2009

Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock
Funds II and John Hancock Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until
2009); Trustee, John Hancock retail funds (since 2009).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

36	Natural Resources Fund | Annual report

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management
James R. Boyle†	Services, LLC
Grace K. Fey†
Charles L. Bardelis*	Subadviser
Peter S. Burgess*	Wellington Management Company, LLP
Theron S. Hoffman
Hassell H. McClellan	Principal distributor
Steven M. Roberts*	John Hancock Funds, LLC

Officers	Custodian
Hugh McHaffie	State Street Bank and Trust Company
President
Transfer agent
Thomas M. Kinzler	John Hancock Signature Services, Inc.
Secretary and Chief Legal Officer
Legal counsel
Francis V. Knox, Jr.	K&L Gates LLP
Chief Compliance Officer
Independent registered
Michael J. Leary	public accounting firm
Treasurer	PricewaterhouseCoopers LLP

Charles A. Rizzo
Chief Financial Officer	The report is certified under the Sarbanes-Oxley
Act, which requires mutual funds and other public
John G. Vrysen	companies to affirm that, to the best of their
Chief Operating Officer	knowledge, the information in their financial reports
is fairly and accurately stated in all material respects.
*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | Natural Resources Fund	37

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Natural Resources Fund.	3540A 8/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/10

John Hancock
MUTUAL FUNDS

# John Hancock
# Lifecycle Portfolios

**Annual Report**
8.31.10

John Hancock

Lifecycle 2045 Portfolio

Goal and strategy

To seek high total return until the Portfolio’s target retirement date. Under normal market conditions, the Portfolio invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2045.

Asset Allocation

Equity	% of Total

Emerging Markets	9%

International Large Cap	13%

International Small Cap	2%

Large Blend	3%

Natural Resources	3%

Real Estate	1%

Small Growth	1%

Small Value	1%

U.S. Large Cap	47%

U.S. Mid Cap	9%

U.S. Small Cap	5%

Fixed Income	% of Total

Bank Loan	1%

Currency	1%

Global Bond	1%

High Yield Bond	1%

Intermediate Bond	1%

Multi-Sector Bond	1%

As a percentage of net assets on 8-31-10

Portfolio results

For the 12 months ended August 31, 2010, John Hancock Lifecycle 2045 Portfolio’s Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares returned 6.00%, 5.88%, 5.83%, 6.17%, 6.55% and 6.38%, respectively, at net asset value. In comparison, the Portfolio’s benchmark index, the S&P 500 Index, returned 4.91% and the average target date 2041–2045 portfolio returned 5.47%, according to Morningstar, Inc.1

Performance review

The Portfolio posted solid returns during the period, outperforming its benchmark and its Morningstar peer group. Strong performance was primarily due to allocations to U.S. mid-cap equities, U.S. small-cap equities and emerging-market equities, all of which outperformed the S&P 500 Index by a significant margin. These results were partially offset by exposure to international large-cap equities, which were negatively impacted by the strong relative performance of the U.S. dollar (as foreign currencies depreciate versus the U.S. dollar, overseas investments are worth less, translating into smaller gains for U.S. investors). Exposure to global natural resource equities and international small-cap equities also weighed on relative performance, though to a lesser extent. However, both asset classes posted positive absolute returns.

Within equity asset classes, manager selection detracted slightly from results. In particular, several of our U.S. large-cap managers struggled to keep pace with their respective benchmarks. For example, Large Cap Value Fund (BlackRock) trailed its benchmark due to poor stock selection in the industrials and financial sectors. On the growth side, Capital Appreciation Fund (Jennison) lagged due to negative stock selection in the health care and financial sectors. On a positive note, several of our non-U.S. managers posted exceptionally strong results. International Small Cap Fund (Templeton) topped its benchmark due to strong stock selection across a variety of sectors, while Emerging Markets Value Fund (DFA) benefited from an overweight to smaller-cap stocks.

Overall, the Portfolio produced strong positive results for the one-year period, with a variety of asset classes contributing to performance. In our view, maintaining broad diversification — from both an asset class and manager perspective — remains a prudent approach. This is especially true in the current market environment, which has been driven more by global macroeconomic news than by fundamentals. If this market action continues, the long-term relative value of asset classes may be further obscured, leading to opportunities we will look to pursue.

1Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

This commentary reflects the views of the portfolio management team through the end of the Portfolio’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

4	Lifecycle 2045 Portfolio | Annual report

	Class R1[2]	Class R3[2]	Class R4[2]	Class R5[2]	Class 1[2]

Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Ending balance	$8,759	$8,780	$8,881	$8,987	$8,979

Index	8,288	8,288	8,288	8,288	8,288

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 shares, respectively, as of 8-31-10. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Performance chart

Total returns with maximum sales charge for the period ended August 31, 2010.

	Class A	Class R1[2]	Class R3[2]	Class R4[2]	Class R5[2]	Class 1[2]

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns — 1 year	0.68%	5.88%	5.83%	6.17%	6.55%	6.38%

Average annual total returns — Since inception	–4.48%	–3.39%	–3.33%	–3.04%	–2.74%	–2.76%

Cumulative returns — 1 year	0.68%	5.88%	5.83%	6.17%	6.55%	6.38%

Cumulative returns — Since inception	–16.17%	–12.41%	–12.20%	–11.19%	–10.13%	–10.21%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 12-31-10. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A —1.43%, Class R1 — 1.59%, Class R3 — 1.49%, Class R4 — 1.24% and Class R5 — 0.94%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 2.70%, Class R1 — 6.07%, Class R3 — 7.31%, Class R4 — 6.89% and Class R5 —8.20%. For Class 1, the net expenses equal the gross expenses and are as follows: Class 1 — 0.99%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did. Since inception performance is calculated with an opening price on the inception date of the Portfolio.

1 NAV represents net asset value and POP represents public offering price.

2 For certain types of investors as described in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

Annual report | Lifecycle 2045 Portfolio	5

John Hancock

Lifecycle 2040 Portfolio

Goal and strategy

To seek high total return until the Portfolio’s target retirement date. Under normal market conditions, the Portfolio invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2040.

Asset Allocation

Equity	% of Total

Emerging Markets	9%

International Large Cap	13%

International Small Cap	2%

Large Blend	3%

Natural Resources	3%

Real Estate	1%

Small Growth	1%

Small Value	1%

U.S. Large Cap	47%

U.S. Mid Cap	9%

U.S. Small Cap	5%

Fixed Income	% of Total

Bank Loan	1%

Currency	1%

Global Bond	1%

High Yield Bond	1%

Intermediate Bond	1%

Multi-Sector Bond	1%

As a percentage of net assets on 8-31-10

Portfolio results

For the 12 months ended August 31, 2010, John Hancock Lifecycle 2040 Portfolio’s Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares returned 6.00%, 5.75%, 5.97%, 6.18%, 6.56% and 6.52%, respectively, at net asset values. In comparison, the Portfolio’s benchmark index, the S&P 500 Index, returned 4.91% and the average target date 2036–2040 portfolio returned 6.06%, according to Morningstar, Inc.1

Performance review

The Portfolio posted solid returns during the period, outperforming its benchmark and in line with its Morningstar peer group. Strong performance was primarily due to allocations to U.S. mid-cap equities, U.S. small-cap equities and emerging-market equities, all of which outperformed the S&P 500 Index by a significant margin. These results were partially offset by exposure to international large-cap equities, which were negatively impacted by the strong relative performance of the U.S. dollar (as foreign currencies depreciate versus the U.S. dollar, overseas investments are worth less, translating into smaller gains for U.S. investors). Exposure to global natural resource equities and international small-cap equities also weighed on relative performance, though to a lesser extent. However, both asset classes posted positive absolute returns.

Within equity asset classes, manager selection detracted slightly from results. In particular, several of our U.S. large-cap managers struggled to keep pace with their respective benchmarks. For example, Large Cap Value Fund (BlackRock) trailed its benchmark due to poor stock selection in the industrials and financial sectors. On the growth side, Capital Appreciation Fund (Jennison) lagged due to negative stock selection in the health care and financial sectors. On a positive note, several of our non-U.S. managers posted exceptionally strong results. International Small Cap Fund (Templeton) topped its benchmark due to strong stock selection across a variety of sectors, while Emerging Markets Value Fund (DFA) benefited from an overweight to smaller-cap stocks.

Overall, the Portfolio produced strong positive results for the one-year period, with a variety of asset classes contributing to performance. In our view, maintaining broad diversification — from both an asset class and manager perspective — remains a prudent approach. This is especially true in the current market environment, which has been driven more by global macroeconomic news than by fundamentals. If this market action continues, the long-term relative value of asset classes may be further obscured, leading to opportunities we will look to pursue.

1Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

This commentary reflects the views of the portfolio management team through the end of the Portfolio’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

6	Lifecycle 2040 Portfolio | Annual report

	Class R1[2]	Class R3[2]	Class R4[2]	Class R5[2]	Class 1[2]

Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Ending balance	$8,768	$8,790	$8,891	$8,996	$8,989

Index	8,288	8,288	8,288	8,288	8,288

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 shares, respectively, as of 8-31-10. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Performance chart

Total returns with maximum sales charge for the period ended August 31, 2010.

	Class A	Class R1[2]	Class R3[2]	Class R4[2]	Class R5[2]	Class 1[2]

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns — 1 year	0.69%	5.75%	5.97%	6.18%	6.56%	6.52%

Average annual total returns — Since inception	–4.43%	–3.36%	–3.30%	–3.01%	–2.72%	–2.74%

Cumulative returns — 1 year	0.69%	5.75%	5.97%	6.18%	6.56%	6.52%

Cumulative returns — Since inception	–15.98%	–12.32%	–12.10%	–11.09%	–10.04%	–10.11%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 12-31-10. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A —1.43%, Class R1 — 1.58%, Class R3 — 1.48%, Class R4 — 1.23% and Class R5 — 0.93%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 2.41%, Class R1 — 5.37%, Class R3 — 2.76%, Class R4 — 7.59% and Class R5 — 3.34%. For Class 1, the net expenses equal the gross expenses and are as follows: Class 1 — 0.98%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did. Since inception performance is calculated with an opening price on the inception date of the Portfolio.

1 NAV represents net asset value and POP represents public offering price.

2 For certain types of investors as described in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

Annual report | Lifecycle 2040 Portfolio	7

John Hancock

Lifecycle 2035 Portfolio

Goal and strategy

To seek high total return until the Portfolio’s target retirement date. Under normal market conditions, the Portfolio invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2035.

Asset Allocation

Equity	% of Total

Emerging Markets	9%

International Large Cap	13%

International Small Cap	2%

Large Blend	3%

Natural Resources	3%

Real Estate	1%

Small Growth	1%

Small Value	1%

U.S. Large Cap	47%

U.S. Mid Cap	9%

U.S. Small Cap	5%

Fixed Income	% of Total

Bank Loan	1%

Currency	1%

Global Bond	1%

High Yield Bond	1%

Intermediate Bond	1%

Multi-Sector Bond	1%

As a percentage of net assets on 8-31-10

Portfolio results

For the 12 months ended August 31, 2010, John Hancock Lifecycle 2035 Portfolio’s Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares returned 6.00%, 5.74%, 5.91%, 6.43%, 6.55% and 6.38%, respectively, at net asset value. In comparison, the Portfolio’s benchmark index, the S&P 500 Index, returned 4.91% and the average target date 2031–2035 portfolio returned 5.75%, according to Morningstar, Inc.1

Performance review

The Portfolio posted solid returns during the period, outperforming its benchmark and its Morningstar peer group. Strong performance was primarily due to allocations to U.S. mid-cap equities, U.S. small-cap equities and emerging-market equities, all of which outperformed the S&P 500 Index by a significant margin. These results were partially offset by exposure to international large-cap equities, which were negatively impacted by the strong relative performance of the U.S. dollar (as foreign currencies depreciate versus the U.S. dollar, overseas investments are worth less, translating into smaller gains for U.S. investors). Exposure to global natural resource equities and international small-cap equities also weighed on relative performance, though to a lesser extent. However, both asset classes posted positive absolute returns.

Within equity asset classes, manager selection detracted slightly from results. In particular, several of our U.S. large-cap managers struggled to keep pace with their respective benchmarks. For example, Large Cap Value Fund (BlackRock) trailed its benchmark due to poor stock selection in the industrials and financial sectors. On the growth side, Capital Appreciation Fund (Jennison) lagged due to negative stock selection in the health care and financial sectors. On a positive note, several of our non-U.S. managers posted exceptionally strong results. International Small Cap Fund (Templeton) topped its benchmark due to strong stock selection across a variety of sectors, while Emerging Markets Value Fund (DFA) benefited from an overweight to smaller-cap stocks.

Overall, the Portfolio produced strong positive results for the one-year period, with a variety of asset classes contributing to performance. In our view, maintaining broad diversification — from both an asset class and manager perspective — remains a prudent approach. This is especially true in the current market environment, which has been driven more by global macroeconomic news than by fundamentals. If this market action continues, the long-term relative value of asset classes may be further obscured, leading to opportunities we will look to pursue.

1Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

This commentary reflects the views of the portfolio management team through the end of the Portfolio’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

8	Lifecycle 2035 Portfolio | Annual report

	Class R1[2]	Class R3[2]	Class R4[2]	Class R5[2]	Class 1[2]

Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Ending balance	$8,765	$8,794	$8,909	$8,993	$8,986

Index	8,288	8,288	8,288	8,288	8,288

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 shares, respectively, as of 8-31-10. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Performance chart

Total returns with maximum sales charge for the period ended August 31, 2010.

	Class A	Class R1[2]	Class R3[2]	Class R4[2]	Class R5[2]	Class 1[2]

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns — 1 year	0.70%	5.74%	5.91%	6.43%	6.55%	6.38%

Average annual total returns — Since inception	–4.46%	–3.37%	–3.29%	–2.96%	–2.72%	–2.74%

Cumulative returns — 1 year	0.70%	5.74%	5.91%	6.43%	6.55%	6.38%

Cumulative returns — Since inception	–16.10%	–12.35%	–12.06%	–10.91%	–10.07%	–10.14%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 12-31-10. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A —1.42%, Class R1 — 1.57%, Class R3 — 1.52%, Class R4 — 1.22% and Class R5 — 0.92%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 2.09%, Class R1 — 5.29%, Class R3 — 5.27%, Class R4 — 10.07% and Class R5 — 7.98%. For Class 1, the net expenses equal the gross expenses and are as follows: Class 1 — 0.97%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did. Since inception performance is calculated with an opening price on the inception date of the Portfolio.

1 NAV represents net asset value and POP represents public offering price.

2 For certain types of investors as described in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

Annual report | Lifecycle 2035 Portfolio	9

John Hancock

Lifecycle 2030 Portfolio

Goal and strategy

To seek high total return until the Portfolio’s target retirement date. Under normal market conditions, the Portfolio invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2030.

Asset Allocation

Equity	% of Total

Emerging Markets	9%

International Large Cap	11%

International Small Cap	2%

Large Blend	3%

Natural Resources	3%

Real Estate	2%

Small Growth	1%

Small Value	1%

U.S. Large Cap	45%

U.S. Mid Cap	8%

U.S. Small Cap	5%

Fixed Income	% of Total

Bank Loan	1%

Currency	1%

Global Bond	1%

High Yield Bond	2%

Intermediate Bond	2%

Multi-Sector Bond	2%

Treasury Inflation-
Protected Securities	1%

As a percentage of net assets on 8-31-10

Portfolio results

For the 12 months ended August 31, 2010, John Hancock Lifecycle 2030 Portfolio’s Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares returned 6.31%, 6.06%, 6.10%, 6.37%, 6.76% and 6.72%, respectively, at net asset value. In comparison, the S&P 500 Index returned 4.91%, the Barclays Capital U.S. Aggregate Bond Index returned 9.18% and a blended index — 90% S&P 500 Index/10% Barclays Capital U.S. Aggregate Bond Index — returned 5.48% over the same period. At the same time, the average target date 2026–2030 portfolio returned 6.61%, according to Morningstar, Inc.1

Performance review

The Portfolio posted solid returns during the period, outperforming the blended index and in line with its Morningstar peer group. Strong performance was primarily due to allocations to U.S. mid-cap equities, U.S. small-cap equities and emerging-market equities, all of which outperformed the S&P 500 Index by a significant margin. The Portfolio’s fixed-income allocations also benefited performance, as the high-yield bond and multi-sector bond asset classes outperformed the Barclays Capital U.S. Aggregate Bond Index. These results were partially offset by exposure to international large-cap equities, which were negatively impacted by the strong relative performance of the U.S. dollar (as foreign currencies depreciate versus the U.S. dollar, overseas investments are worth less, translating into smaller gains for U.S. investors). Exposure to international small-cap equities also weighed on relative performance, despite posting positive absolute returns.

Within equity asset classes, manager selection detracted slightly from results. In particular, several of our U.S. large-cap managers struggled to keep pace with their respective benchmarks. For example, Large Cap Value Fund (BlackRock) trailed its benchmark due to poor stock selection in the industrials and financial sectors. On the growth side, Capital Appreciation Fund (Jennison) lagged due to negative stock selection in the health care and financial sectors. On a positive note, several of our non-U.S. managers posted exceptionally strong results. International Small Cap Fund (Templeton) topped its benchmark due to strong stock selection across a variety of sectors, while Emerging Markets Value Fund (DFA) benefited from an overweight to smaller-cap stocks.

Overall, the Portfolio produced strong positive results for the one-year period, with a variety of asset classes contributing to performance. In our view, maintaining broad diversification — from both an asset class and manager perspective — remains a prudent approach. This is especially true in the current market environment, which has been driven more by global macroeconomic news than by fundamentals. If this market action continues, the long-term relative value of asset classes may be further obscured, leading to opportunities we will look to pursue.

1Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

This commentary reflects the views of the portfolio management team through the end of the Portfolio’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

10	Lifecycle 2030 Portfolio | Annual report

	Class R1[2]	Class R3[2]	Class R4[2]	Class R5[2]	Class 1[2]

Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Ending balance	$8,754	$8,782	$8,881	$8,981	$8,976

Index 1	8,288	8,288	8,288	8,288	8,288

Index 2	12,979	12,979	12,979	12,979	12,979

Index 3	8,724	8,724	8,724	8,724	8,724

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 shares, respectively, as of 8-31-10. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

Barclays Capital U.S. Aggregate Bond Index — Index 2 — is an unmanaged index of dollar-denominated and non-convertible investment grade debt issues.

90% S&P 500 Index/10% Barclays Capital U.S. Aggregate Bond Index Blend — Index 3 — is comprised of 90% S&P 500 Index and 10% Barclays Capital U.S. Aggregate Bond Index.

The Portfolio has added the returns of separate indexes to show the individual returns of broad-based securities market indexes.

Performance chart

Total returns with maximum sales charge for the period ended August 31, 2010.

	Class A	Class R1[2]	Class R3[2]	Class R4[2]	Class R5[2]	Class 1[2]

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns — 1 year	0.98%	6.06%	6.10%	6.37%	6.76%	6.72%

Average annual total returns — Since inception	–4.43%	–3.40%	–3.32%	–3.04%	–2.76%	–2.77%

Cumulative returns — 1 year	0.98%	6.06%	6.10%	6.37%	6.76%	6.72%

Cumulative returns — Since inception	–15.97%	–12.46%	–12.18%	–11.19%	–10.19%	–10.24%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 12-31-10. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A —1.41%, Class R1 — 1.56%, Class R3 — 1.51%, Class R4 — 1.21% and Class R5 — 0.91%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.86%, Class R1 — 3.84%, Class R3 — 3.89%, Class R4 — 6.23% and Class R5 — 2.41%. For Class 1, the net expenses equal the gross expenses and are as follows: Class 1 — 0.96%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did. Since inception performance is calculated with an opening price on the inception date of the Portfolio.

1 NAV represents net asset value and POP represents public offering price.

2 For certain types of investors as described in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

Annual report | Lifecycle 2030 Portfolio	11

John Hancock

Lifecycle 2025 Portfolio

Goal and strategy

To seek high total return until the Portfolio’s target retirement date. Under normal market conditions, the Portfolio invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2025.

Asset Allocation

Equity	% of Total

Emerging Markets	8%

International Large Cap	10%

International Small Cap	2%

Large Blend	3%

Natural Resources	2%

Real Estate	2%

Small Value	1%

U.S. Large Cap	42%

U.S. Mid Cap	8%

U.S. Small Cap	4%

Fixed Income	% of Total

Bank Loan	2%

Currency	1%

Global Bond	1%

High Yield Bond	4%

Intermediate Bond	5%

Multi-Sector Bond	4%

Treasury Inflation-
Protected Securities	1%

As a percentage of net assets on 8-31-10

Portfolio results

For the 12 months ended August 31, 2010, John Hancock Lifecycle 2025 Portfolio’s Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares returned 7.02%, 6.91%, 6.82%, 7.35%, 7.48% and 7.44%, respectively, at net asset value. In comparison, the S&P 500 Index returned 4.91%, the Barclays Capital U.S. Aggregate Bond Index returned 9.18% and a blended index — 90% S&P 500 Index/10% Barclays Capital U.S. Aggregate Bond Index — returned 5.48% over the same period. At the same time, the average target date 2021–2025 portfolio returned 6.65%, according to Morningstar, Inc.1

Performance review

The Portfolio posted strong returns during the period, outperforming the blended index and its Morningstar peer group. Strong performance was primarily due to allocations to U.S. mid-cap equities, emerging-market equities and real estate equities, all of which outperformed the S&P 500 Index by a significant margin. The Portfolio’s fixed-income allocations also benefited performance, as the high-yield bond and multi-sector bond asset classes outperformed the Barclays Capital U.S. Aggregate Bond Index. These results were partially offset by exposure to international large-cap equities, which were negatively impacted by the strong relative performance of the U.S. dollar (as foreign currencies depreciate versus the U.S. dollar, overseas investments are worth less, translating into smaller gains for U.S. investors). Exposure to international small-cap equities also weighed on relative performance, despite posting positive absolute returns.

Within equity asset classes, manager selection detracted slightly from results. In particular, several of our U.S. large-cap managers struggled to keep pace with their respective benchmarks. For example, Large Cap Value Fund (BlackRock) trailed its benchmark due to poor stock selection in the industrials and financial sectors. On the growth side, Capital Appreciation Fund (Jennison) lagged due to negative stock selection in the health care and financial sectors. On a positive note, several of our non-U.S. managers posted exceptionally strong results. International Small Cap Fund (Templeton) topped its benchmark due to strong stock selection across a variety of sectors, while Emerging Markets Value Fund (DFA) benefited from an overweight to smaller-cap stocks.

Overall, the Portfolio produced strong positive results for the one-year period, with a variety of asset classes contributing to performance. In our view, maintaining broad diversification — from both an asset class and manager perspective — remains a prudent approach. This is especially true in the current market environment, which has been driven more by global macroeconomic news than by fundamentals. If this market action continues, the long-term relative value of asset classes may be further obscured, leading to opportunities we will look to pursue.

1Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

This commentary reflects the views of the portfolio management team through the end of the Portfolio’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

12	Lifecycle 2025 Portfolio | Annual report

	Class R1[2]	Class R3[2]	Class R4[2]	Class R5[2]	Class 1[2]

Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Ending balance	$8,976	$8,994	$9,105	$9,196	$9,203

Index 1	8,288	8,288	8,288	8,288	8,288

Index 2	12,979	12,979	12,979	12,979	12,979

Index 3	8,724	8,724	8,724	8,724	8,724

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 shares, respectively, as of 8-31-10. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

Barclays Capital U.S. Aggregate Bond Index — Index 2 — is an unmanaged index of dollar-denominated and non-convertible investment grade debt issues.

90% S&P 500 Index/10% Barclays Capital U.S. Aggregate Bond Index Blend — Index 3 — is comprised of 90% S&P 500 Index and 10% Barclays Capital U.S. Aggregate Bond Index.

The Portfolio has added the returns of separate indexes to show the individual returns of broad-based securities market indexes.

Performance chart

Total returns with maximum sales charge for the period ended August 31, 2010.

	Class A	Class R1[2]	Class R3[2]	Class R4[2]	Class R5[2]	Class 1[2]

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns — 1 year	1.72%	6.91%	6.82%	7.35%	7.48%	7.44%

Average annual total returns — Since inception	–3.80%	–2.77%	–2.72%	–2.41%	–2.16%	–2.14%

Cumulative returns — 1 year	1.72%	6.91%	6.82%	7.35%	7.48%	7.44%

Cumulative returns — Since inception	–13.84%	–10.24%	–10.06%	–8.95%	–8.04%	–7.97%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 12-31-10. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A —1.40%, Class R1 — 1.55%, Class R3 — 1.50%, Class R4 — 1.20% and Class R5 — 0.90%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.77%, Class R1 — 4.06%, Class R3 — 2.90%, Class R4 — 8.43% and Class R5 — 5.06%. For Class 1, the net expenses equal the gross expenses and are as follows: Class 1 — 0.95%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did. Since inception performance is calculated with an opening price on the inception date of the Portfolio.

1 NAV represents net asset value and POP represents public offering price.

2 For certain types of investors as described in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

Annual report | Lifecycle 2025 Portfolio	13

John Hancock

Lifecycle 2020 Portfolio

Goal and strategy

To seek high total return until the Portfolio’s target retirement date. Under normal market conditions, the Portfolio invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2020.

Asset Allocation

Equity	% of Total

Emerging Markets	6%

International Large Cap	8%

International Small Cap	1%

Large Blend	2%

Natural Resources	2%

Real Estate	3%

U.S. Large Cap	39%

U.S. Mid Cap	6%

U.S. Small Cap	3%

Fixed Income	% of Total

Bank Loan	4%

Currency	1%

Global Bond	2%

High Yield Bond	7%

Intermediate Bond	8%

Multi-Sector Bond	6%

Treasury Inflation-
Protected Securities	2%

As a percentage of net assets on 8-31-10

Portfolio results

For the 12 months ended August 31, 2010, John Hancock Lifecycle 2020 Portfolio’s Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares returned 7.91%, 7.92%, 7.96%, 8.11%, 8.50% and 8.45%, respectively, at net asset value. In comparison, the S&P 500 Index returned 4.91%, the Barclays Capital U.S. Aggregate Bond Index returned 9.18% and a blended index — 80% S&P 500 Index/20% Barclays Capital U.S. Aggregate Bond Index — returned 6.02% over the same period. At the same time, the average target date 2016–2020 portfolio returned 7.52%, according to Morningstar, Inc.1

Performance review

The Portfolio posted strong returns during the period, outperforming the blended index and its Morningstar peer group. Strong performance was primarily due to allocations to U.S. mid-cap equities, emerging-market equities and real estate equities, all of which outperformed the S&P 500 Index by a significant margin. The Portfolio’s fixed-income allocations generated solid positive absolute returns. Exposure to non-investment-grade bonds, such as high-yield bonds and bank loans, aided performance — they outperformed the Barclays Capital U.S. Aggregate Bond Index. These results were partially offset by exposure to international large-cap equities, which were negatively impacted by the strong relative performance of the U.S. dollar (as foreign currencies depreciate versus the U.S. dollar, overseas investments are worth less, translating into smaller gains for U.S. investors). On the fixed-income side, exposure to global bonds also weighed on relative performance to some extent, despite posting positive absolute returns.

Within equity asset classes, manager selection detracted slightly from results. In particular, several of our U.S. large-cap managers struggled to keep pace with their respective benchmarks. For example, Large Cap Value Fund (BlackRock) trailed its benchmark due to poor stock selection in the industrials and financial sectors. On the growth side, Capital Appreciation Fund (Jennison) lagged due to negative stock selection in the health care and financial sectors. On a positive note, several of our managers posted exceptionally strong results. Value & Restructuring Fund (Columbia) topped its benchmark due to its overweight to materials, as well as strong stock selection in that sector, while Emerging Markets Value Fund (DFA) benefited from an overweight to smaller-cap stocks. Within our fixed-income managers, High Income Fund (MFC Global (U.S.)) was a standout, posting strong absolute returns and outpacing the high-yield bond index. We sold this position during the year.

Overall, the Portfolio produced strong positive results for the one-year period, with a variety of asset classes contributing to performance. In our view, maintaining broad diversification — from both an asset class and manager perspective — remains a prudent approach. This is especially true in the current market environment, which has been driven more by global macroeconomic news than by fundamentals. If this market action continues, the long-term relative value of asset classes may be further obscured, leading to opportunities we will look to pursue.

1Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

This commentary reflects the views of the portfolio management team through the end of the Portfolio’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

14	Lifecycle 2020 Portfolio | Annual report

	Class R1[2]	Class R3[2]	Class R4[2]	Class R5[2]	Class 1[2]

Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Ending balance	$9,355	$9,373	$9,466	$9,581	$9,588

Index 1	8,288	8,288	8,288	8,288	8,288

Index 2	12,979	12,979	12,979	12,979	12,979

Index 3	9,170	9,170	9,170	9,170	9,170

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 shares, respectively, as of 8-31-10. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

Barclays Capital U.S. Aggregate Bond Index — Index 2 — is an unmanaged index of dollar-denominated and non-convertible investment grade debt issues.

80% S&P 500 Index/20% Barclays Capital U.S. Aggregate Bond Index Blend — Index 3 — is comprised of 80% S&P 500 Index and 20% Barclays Capital U.S. Aggregate Bond Index.

The Portfolio has added the returns of separate indexes to show the individual returns of broad-based securities market indexes.

Performance chart

Total returns with maximum sales charge for the period ended August 31, 2010.

	Class A	Class R1[2]	Class R3[2]	Class R4[2]	Class R5[2]	Class 1[2]

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns — 1 year	2.57%	7.92%	7.96%	8.11%	8.50%	8.45%

Average annual total returns — Since inception	–2.82%	–1.72%	–1.67%	–1.42%	–1.11%	–1.09%

Cumulative returns — 1 year	2.57%	7.92%	7.96%	8.11%	8.50%	8.45%

Cumulative returns — Since inception	–10.43%	–6.45%	–6.27%	–5.34%	–4.19%	–4.12%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 12-31-10. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A —1.38%, Class R1 — 1.53%, Class R3 — 1.48%, Class R4 — 1.18% and Class R5 — 0.88%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.63%, Class R1 — 2.88%, Class R3 — 3.06%, Class R4 — 8.02% and Class R5 — 2.73%. For Class 1, the net expenses equal the gross expenses and are as follows: Class 1 — 0.93%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did. Since inception performance is calculated with an opening price on the inception date of the Portfolio.

1 NAV represents net asset value and POP represents public offering price.

2 For certain types of investors as described in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

Annual report | Lifecycle 2020 Portfolio	15

John Hancock

Lifecycle 2015 Portfolio

Goal and strategy

To seek high total return until the Portfolio’s target retirement date. Under normal market conditions, the Portfolio invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2015.

Asset Allocation

Equity	% of Total

Emerging Markets	5%

International Large Cap	7%

Large Blend	2%

Natural Resources	2%

Real Estate	3%

U.S. Large Cap	34%

U.S. Mid Cap	4%

U.S. Small Cap	1%

Fixed Income	% of Total

Bank Loan	4%

Currency	1%

Global Bond	3%

High Yield Bond	9%

Intermediate Bond	13%

Multi-Sector Bond	9%

Treasury Inflation-
Protected Securities	3%

As a percentage of net assets on 8-31-10

Portfolio results

For the 12 months ended August 31, 2010, John Hancock Lifecycle 2015 Portfolio’s Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares returned 8.82%, 8.69%, 8.74%, 9.01%, 9.41% and 9.36%, respectively, at net asset value. In comparison, the S&P 500 Index returned 4.91%, the Barclays Capital U.S. Aggregate Bond Index returned 9.18% and a blended index — 70% S&P 500 Index/30% Barclays Capital U.S. Aggregate Bond Index — returned 6.54% over the same period. At the same time, the average target date 2011–2015 portfolio returned 7.75%, according to Morningstar, Inc.1

Performance review

The Portfolio posted strong returns during the period, outperforming the blended index and its Morningstar peer group. Strong performance was primarily due to allocations to U.S. mid-cap equities, emerging-market equities and real estate equities, all of which outperformed the S&P 500 Index by a significant margin. The Portfolio’s fixed-income allocations also benefited performance, as the high-yield bond, bank loan and multi-sector bond asset classes outperformed the Barclays Capital U.S. Aggregate Bond Index. These results were partially offset by exposure to international large-cap equities, which were negatively impacted by the strong relative performance of the U.S. dollar (as foreign currencies depreciate versus the U.S. dollar, overseas investments are worth less, translating into smaller gains for U.S. investors). On the fixed-income side, exposure to global bonds also weighed on relative performance, despite posting positive absolute returns.

Within equity asset classes, manager selection detracted slightly from results. In particular, several of our U.S. large-cap managers struggled to keep pace with their respective benchmarks. For example, Large Cap Value Fund (BlackRock) trailed its benchmark due to poor stock selection in the industrials and financial sectors. On the growth side, Capital Appreciation Fund (Jennison) lagged due to negative stock selection in the health care and financial sectors. On a positive note, several of our managers posted exceptionally strong results. Value & Restructuring Fund (Columbia) topped its benchmark due to its overweight to materials, as well as strong stock selection in that sector, while Emerging Markets Value Fund (DFA) benefited from an overweight to smaller-cap stocks. Among our fixed-income managers, High Income Fund (MFC Global (U.S.)) was a standout, outperforming the high-yield bond index. We sold this position during the year.

Overall, the Portfolio produced strong positive results for the one-year period, with a variety of asset classes contributing to performance. In our view, maintaining broad diversification — from both an asset class and manager perspective — remains a prudent approach. This is especially true in the current market environment, which has been driven more by global macroeconomic news than by fundamentals. If this market action continues, the long-term relative value of asset classes may be further obscured, leading to opportunities we will look to pursue.

1Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

This commentary reflects the views of the portfolio management team through the end of the Portfolio’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

16	Lifecycle 2015 Portfolio | Annual report

	Class R1[2]	Class R3[2]	Class R4[2]	Class R5[2]	Class 1[2]

Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Ending balance	$9,664	$9,683	$9,789	$9,907	$9,913

Index 1	8,288	8,288	8,288	8,288	8,288

Index 2	12,979	12,979	12,979	12,979	12,979

Index 3	9,625	9,625	9,625	9,625	9,625

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 shares, respectively, as of 8-31-10. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

Barclays Capital U.S. Aggregate Bond Index — Index 2 — is an unmanaged index of dollar-denominated and non-convertible investment grade debt issues.

70% S&P 500 Index/30% Barclays Capital U.S. Aggregate Bond Index Blend — Index 3 — is comprised of 70% S&P 500 Index and 30% Barclays Capital U.S. Aggregate Bond Index.

The Portfolio has added the returns of separate indexes to show the individual returns of broad-based securities market indexes.

Performance chart

Total returns with maximum sales charge for the period ended August 31, 2010.

	Class A	Class R1[2]	Class R3[2]	Class R4[2]	Class R5[2]	Class 1[2]

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns — 1 year	3.37%	8.69%	8.74%	9.01%	9.41%	9.36%

Average annual total returns — Since inception	–1.97%	–0.89%	–0.84%	–0.55%	–0.24%	–0.23%

Cumulative returns — 1 year	3.37%	8.69%	8.74%	9.01%	9.41%	9.36%

Cumulative returns — Since inception	–7.37%	–3.36%	–3.17%	–2.11%	–0.93%	–0.87%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 12-31-10. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A —1.37%, Class R1 — 1.52%, Class R3 — 1.47%, Class R4 — 1.17% and Class R5 — 0.87%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.79%, Class R1 — 5.89%, Class R3 — 3.35%, Class R4 — 6.10% and Class R5 — 5.80%. For Class 1, the net expenses equal the gross expenses and are as follows: Class 1 — 0.92%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did. Since inception performance is calculated with an opening price on the inception date of the Portfolio.

1 NAV represents net asset value and POP represents public offering price.

2 For certain types of investors as described in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

Annual report | Lifecycle 2015 Portfolio	17

John Hancock

Lifecycle 2010 Portfolio

Goal and strategy

To seek high total return until the Portfolio’s target retirement date. Under normal market conditions, the Portfolio invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2010.

Asset Allocation

Equity	% of Total

Emerging Markets	4%

International Large Cap	5%

Large Blend	2%

Natural Resources	1%

Real Estate	3%

U.S. Large Cap	29%

U.S. Mid Cap	3%

U.S. Small Cap	1%

Fixed Income	% of Total

Bank Loan	4%

Currency	1%

Global Bond	4%

High Yield Bond	10%

Intermediate Bond	18%

Multi-Sector Bond	12%

Treasury Inflation-
Protected Securities	3%

As a percentage of net assets on 8-31-10

Portfolio results

For the 12 months ended August 31, 2010, John Hancock Lifecycle 2010 Portfolio’s Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares returned 9.60%, 9.36%, 9.39%, 9.79%, 10.08% and 10.04%, respectively, at net asset value. In comparison, the S&P 500 Index returned 4.91%, the Barclays Capital U.S. Aggregate Bond Index returned 9.18% and a blended index — 60% S&P 500 Index/40% Barclays Capital U.S. Aggregate Bond Index — returned 7.00% over the same period. At the same time, the average target date 2000–2010 portfolio returned 8.04%, according to Morningstar, Inc.1

Performance review

The Portfolio posted strong returns during the period, outperforming the blended index and its Morningstar peer group. Strong performance was primarily due to allocations to U.S. mid-cap equities, emerging-market equities and real estate equities, all of which outperformed the S&P 500 Index by a significant margin. The Portfolio’s fixed-income allocations also benefited performance, as the high-yield bond, bank loan and multi-sector bond asset classes outperformed the Barclays Capital U.S. Aggregate Bond Index. These results were partially offset by exposure to international large-cap equities, which were negatively impacted by the strong relative performance of the U.S. dollar (as foreign currencies depreciate versus the U.S. dollar, overseas investments are worth less, translating into smaller gains for U.S. investors). On the fixed-income side, exposure to global bonds also weighed on relative performance, despite posting positive absolute returns.

Within equity asset classes, manager selection detracted slightly from results. In particular, several of our U.S. large-cap managers struggled to keep pace with their respective benchmarks. For example, Large Cap Value Fund (BlackRock) trailed its benchmark due to poor stock selection in the industrials and financial sectors. On the growth side, Capital Appreciation Fund (Jennison) lagged due to negative stock selection in the health care and financial sectors. On a positive note, several of our managers posted exceptionally strong results. Value & Restructuring Fund (Columbia) topped its benchmark due to its overweight to materials, as well as strong stock selection in that sector, while Emerging Markets Value Fund (DFA) benefited from an overweight to smaller-cap stocks. Within our fixed-income managers, High Income Fund (MFC Global (U.S.)) was a standout, outperforming the high-yield bond index. We sold this position during the year.

Overall, the Portfolio produced strong positive results for the one-year period, with a variety of asset classes contributing to performance. In our view, maintaining broad diversification — from both an asset class and manager perspective —remains a prudent approach. This is especially true in the current market environment, which has been driven more by global macroeconomic news than by fundamentals. If this market action continues, the long-term relative value of asset classes may be further obscured, leading to opportunities we will look to pursue.

1Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

This commentary reflects the views of the portfolio management team through the end of the Portfolio’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

18	Lifecycle 2010 Portfolio | Annual report

	Class R1[2]	Class R3[2]	Class R4[2]	Class R5[2]	Class 1[2]

Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Ending balance	$9,998	$10,029	$10,148	$10,259	$10,261

Index 1	8,288	8,288	8,288	8,288	8,288

Index 2	12,979	12,979	12,979	12,979	12,979

Index 3	10,087	10,087	10,087	10,087	10,087

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 shares, respectively, as of 8-31-10. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

Barclays Capital U.S. Aggregate Bond Index — Index 2 — is an unmanaged index of dollar-denominated and non-convertible investment grade debt issues.

60% S&P 500 Index/40% Barclays Capital U.S. Aggregate Bond Index Blend — Index 3 — is comprised of 60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index.

The Portfolio has added the returns of separate indexes to show the individual returns of broad-based securities market indexes.

Performance chart

Total returns with maximum sales charge for the period ended August 31, 2010.

	Class A	Class R1[2]	Class R3[2]	Class R4[2]	Class R5[2]	Class 1[2]

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns — 1 year	4.13%	9.36%	9.39%	9.79%	10.08%	10.04%

Average annual total returns — Since inception	–1.09%	0.00%	0.07%	0.38%	0.67%	0.67%

Cumulative returns — 1 year	4.13%	9.36%	9.39%	9.79%	10.08%	10.04%

Cumulative returns — Since inception	–4.11%	–0.02%	0.29%	1.48%	2.59%	2.61%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 12-31-10. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A —1.37%, Class R1 — 1.52%, Class R3 — 1.47%, Class R4 — 1.17% and Class R5 — 0.87%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.95%, Class R1 — 10.67%, Class R3 — 3.07%, Class R4 — 12.66% and Class R5 — 6.59%. For Class 1, the net expenses equal the gross expenses and are as follows: Class 1 — 0.92%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did. Since inception performance is calculated with an opening price on the inception date of the Portfolio.

1 NAV represents net asset value and POP represents public offering price.

2 For certain types of investors as described in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

Annual report | Lifecycle 2010 Portfolio	19

Your expenses

As a shareholder of a John Hancock Funds II Lifecycle Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Portfolio expenses. In addition to the operating expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which the Portfolio invests. Because the underlying funds have varied operating expenses and transaction costs and the Portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (March 1, 2010 through August 31, 2010).

Actual expenses:

The first line of each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

20	Lifecycle Portfolios | Annual report

Shareholder expense example chart

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period[1]	Annualized
	3-1-10	8-31-10	3-1-10–8-31-10	Expense Ratio[2]

Lifecycle 2045 Portfolio

Class A — Actual	$1,000.00	$972.40	$2.98	0.60%
Class A — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	3.06	0.60%

Class R1 — Actual	1,000.00	971.20	3.73	0.75%
Class R1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.82	0.75%

Class R3 — Actual	1,000.00	971.20	3.23	0.65%
Class R3 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	3.31	0.65%

Class R4 — Actual	1,000.00	972.50	1.99	0.40%
Class R4 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	2.04	0.40%

Class R5 — Actual	1,000.00	974.90	0.50	0.10%
Class R5 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.51	0.10%

Class 1 — Actual	1,000.00	973.70	0.75	0.15%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.77	0.15%

Lifecycle 2040 Portfolio

Class A — Actual	$1,000.00	$972.50	$2.98	0.60%
Class A — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	3.06	0.60%

Class R1 — Actual	1,000.00	971.20	3.73	0.75%
Class R1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.82	0.75%

Class R3 — Actual	1,000.00	972.40	3.23	0.65%
Class R3 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	3.31	0.65%

Class R4 — Actual	1,000.00	973.70	1.99	0.40%
Class R4 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	2.04	0.40%

Class R5 — Actual	1,000.00	974.90	0.50	0.10%
Class R5 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.51	0.10%

Class 1 — Actual	1,000.00	973.70	0.75	0.15%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.77	0.15%

Lifecycle 2035 Portfolio

Class A — Actual	$1,000.00	$971.40	$2.98	0.60%
Class A — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	3.06	0.60%

Class R1 — Actual	1,000.00	971.30	3.73	0.75%
Class R1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.82	0.75%

Class R3 — Actual	1,000.00	971.40	3.48	0.70%
Class R3 — Hypothetical (5% annualized return before expenses)	1,000.00	1,025.20	3.57	0.70%

Class R4 — Actual	1,000.00	975.00	1.99	0.40%
Class R4 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	2.04	0.40%

Class R5 — Actual	1,000.00	975.00	0.50	0.10%
Class R5 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.51	0.10%

Class 1 — Actual	1,000.00	973.80	0.75	0.15%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.77	0.15%

Annual report | Lifecycle Portfolios	21

Shareholder expense example chart, continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period[1]	Annualized
	3-1-10	8-31-10	3-1-10–8-31-10	Expense Ratio[2]

Lifecycle 2030 Portfolio

Class A — Actual	$1,000.00	$974.80	$2.94	0.59%
Class A — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	3.01	0.59%

Class R1 — Actual	1,000.00	973.60	3.68	0.74%
Class R1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.77	0.74%

Class R3 — Actual	1,000.00	974.80	3.43	0.69%
Class R3 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.52	0.69%

Class R4 — Actual	1,000.00	976.00	1.94	0.39%
Class R4 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.99	0.39%

Class R5 — Actual	1,000.00	977.20	0.45	0.09%
Class R5 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	0.46	0.09%

Class 1 — Actual	1,000.00	976.00	0.70	0.14%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.71	0.14%

Lifecycle 2025 Portfolio

Class A — Actual	$1,000.00	$981.00	$2.95	0.59%
Class A — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	3.01	0.59%

Class R1 — Actual	1,000.00	981.00	3.69	0.74%
Class R1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.77	0.74%

Class R3 — Actual	1,000.00	979.80	3.44	0.69%
Class R3 — Hypothetical (5% annualized return before expenses)	1,000.00	1,025.20	3.52	0.69%

Class R4 — Actual	1,000.00	982.20	1.95	0.39%
Class R4 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.99	0.39%

Class R5 — Actual	1,000.00	983.40	0.45	0.09%
Class R5 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	0.46	0.09%

Class 1 — Actual	1,000.00	983.40	0.70	0.14%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.71	0.14%

Lifecycle 2020 Portfolio

Class A — Actual	$1,000.00	$989.50	$2.96	0.59%
Class A — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	3.01	0.59%

Class R1 — Actual	1,000.00	989.50	3.71	0.74%
Class R1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.77	0.74%

Class R3 — Actual	1,000.00	989.50	3.46	0.69%
Class R3 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.52	0.69%

Class R4 — Actual	1,000.00	990.70	1.96	0.39%
Class R4 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.99	0.39%

Class R5 — Actual	1,000.00	991.90	0.45	0.09%
Class R5 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	0.46	0.09%

Class 1 — Actual	1,000.00	991.90	0.70	0.14%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.71	0.14%

22	Lifecycle Portfolios | Annual report

Shareholder expense example chart, continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period[1]	Annualized
	3-1-10	8-31-10	3-1-10–8-31-10	Expense Ratio[2]

Lifecycle 2015 Portfolio

Class A — Actual	$1,000.00	$1,001.20	$2.98	0.59%
Class A — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	3.01	0.59%

Class R1 — Actual	1,000.00	1,000.00	3.73	0.74%
Class R1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.77	0.74%

Class R3 — Actual	1,000.00	1,000.00	3.48	0.69%
Class R3 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.52	0.69%

Class R4 — Actual	1,000.00	1,002.30	1.97	0.39%
Class R4 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.99	0.39%

Class R5 — Actual	1,000.00	1,003.50	0.45	0.09%
Class R5 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	0.46	0.09%

Class 1 — Actual	1,000.00	1,003.50	0.71	0.14%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.71	0.14%

Lifecycle 2010 Portfolio

Class A — Actual	$1,000.00	$1,011.30	$3.04	0.60%
Class A — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	3.06	0.60%

Class R1 — Actual	1,000.00	1,009.00	3.80	0.75%
Class R1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.82	0.75%

Class R3 — Actual	1,000.00	1,010.10	3.55	0.70%
Class R3 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.57	0.70%

Class R4 — Actual	1,000.00	1,011.30	2.03	0.40%
Class R4 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	2.04	0.40%

Class R5 — Actual	1,000.00	1,013.50	0.51	0.10%
Class R5 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.51	0.10%

Class 1 — Actual	1,000.00	1,012.40	0.76	0.15%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.77	0.15%

1 Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184) and divided by 365 (to reflect the one-half year period)

2 The Portfolios’ expense ratios do not include fees and expenses indirectly incurred by the underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolios. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Year	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle
ended	2045	2040	2035	2030	2025	2020	2015	2010
8-31-10	0.48%–1.17%	0.48%–1.17%	0.48%–1.17%	0.48%–1.17%	0.48%–1.17%	0.48%–1.17%	0.48%–1.17%	0.48%–1.13%

Annual report | Lifecycle Portfolios	23

Portfolio’s investments

Investment companies

Underlying Funds’ Investment Managers

American Century Investment
Management, Inc.	(American Century)

BlackRock Investment Management LLC	(BlackRock)

Columbia Management Investment
Advisers, LLC	(Columbia)

Davis Selected Advisers, L.P.	(Davis)

Declaration Management &	(Declaration)
Research LLC

Deutsche Investment Management
Americas Inc.	(Deutsche)

Dimensional Fund Advisors LP	(DFA)

First Quadrant L.P.	(First Quadrant)

Franklin Templeton Investments Corp.	(Templeton)

Frontier Capital Management Company, LLC	(Frontier)

Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)

Invesco Advisers, Inc.	(Invesco)

Jennison Associates LLC	(Jennison)
Lord Abbett	(Lord Abbett)

Marsico Capital Management, LLC	(Marsico)

MFC Global Investment Management	(MFC Global U.S.)
(U.S.), LLC

MFC Global Investment Management	(MFC Global U.S.A.)
(U.S.A.) Limited

Pacific Investment Management Company LLC	(PIMCO)

Perimeter Capital Management LLC	(Perimeter)

SSgA Funds Management, Inc.	(SSgA)

Stone Harbor Investment Partners LP	(Stone Harbor)

T. Rowe Price Associates, Inc.	(T. Rowe Price)

Wellington Management Company, LLP	(Wellington)

Wells Capital Management, Incorporated	(Wells Capital)

Western Asset Management Company	(WAMCO)

Lifecycle 2045 Portfolio

As of 8-31-10

	Shares	Value

Affiliated Investment Companies — 99.99%

EQUITY 93.11%

John Hancock Funds II (G)

All Cap Value, Class NAV (Lord Abbett)	329,744	$3,211,704

Alpha Opportunities, Class NAV (Wellington)	899,898	9,313,942

Blue Chip Growth, Class NAV (T. Rowe Price)	955,630	15,576,764

Capital Appreciation, Class NAV (Jennison)	1,707,979	15,576,764

Emerging Markets Value, Class NAV (DFA)	2,604,024	28,175,538

Equity-Income, Class NAV (T. Rowe Price)	520,168	6,262,823

Fundamental Value, Class NAV (Davis)	735,698	9,313,942

Heritage, Class NAV (American Century) (I)	459,276	3,357,307

Index 500, Class NAV (MFC Global U.S.A.) (A)	10,307,336	80,603,371

International Equity Index, Class NAV (SSgA)	1,616,649	24,799,393

International Opportunities, Class NAV (Marsico)	450,202	5,384,419

International Small Cap, Class NAV (Templeton)	286,669	3,930,232

International Small Company, Class NAV (DFA)	519,099	3,675,222

International Value, Class NAV (Templeton)	418,372	5,267,299

Large Cap Value, Class NAV (BlackRock)	551,498	8,487,556

Mid Cap Growth Index, Class NAV (SSgA) (I)	546,208	4,817,556

Mid Cap Stock, Class NAV (Wellington)	494,471	6,744,577

Mid Cap Value Equity, Class NAV (Columbia)	326,061	2,569,363

Mid Cap Value Index, Class NAV (SSgA) (I)	558,234	4,817,556

Mid Value, Class NAV (T. Rowe Price)	370,233	4,853,755

Natural Resources, Class NAV (Wellington)	480,271	8,832,186

Real Estate Equity, Class NAV (T. Rowe Price)	283,004	1,969,709

Small Cap Growth, Class NAV (Wellington)	252,322	2,248,193

Small Cap Index, Class NAV (MFC Global U.S.A.) (A) 495,538		5,138,726

Small Cap Value, Class NAV (Wellington)	210,680	2,890,534

Small Company Growth, Class NAV (Invesco)	216,162	2,261,051

Small Company Value, Class NAV (T. Rowe Price)	191,078	3,854,045

Smaller Company Growth, Class NAV
(Frontier/MFC Global U.S.A. (A)/Perimeter) (I)	207,398	2,248,193

Value & Restructuring, Class NAV (Columbia)	996,118	9,114,480

Value, Class NAV (Invesco)	299,111	2,569,363

John Hancock Funds III (G)

International Core, Class NAV (GMO)	210,144	5,261,999

John Hancock Investment Trust (G)

Small Cap Intrinsic Value, Class NAV
(MFC Global U.S.) (A)	250,680	2,587,022

FIXED INCOME 6.88%

John Hancock Funds II (G)

Currency Strategies, Class NAV (First Quadrant) (I)	177,342	1,776,964

Floating Rate Income, Class NAV (WAMCO)	277,475	2,613,813

Global Bond, Class NAV (PIMCO)	129,953	1,658,197

Global High Yield, Class NAV (Stone Harbor)	77,744	818,646

Global Real Estate, Class NAV (Deutsche)	361,675	2,441,307

High Yield, Class NAV (WAMCO)	223,250	1,951,205

Multi-Sector Bond, Class NAV (Stone Harbor)	111,695	1,149,338

Real Return Bond, Class NAV (PIMCO)	88,140	1,142,296

Spectrum Income, Class NAV (T. Rowe Price)	124,204	1,307,872

Strategic Income Opportunities, Class NAV
(MFC Global U.S.) (A)	126,160	1,328,462

Total Bond Market, Class NAV (Declaration) (A)	425,103	4,557,100

U.S. High Yield Bond, Class NAV (Wells Capital)	89,355	1,127,655

Total investments
(Cost $303,713,420) 99.99%		$317,587,439
Other assets and liabilities, net 0.01%		16,895

TOTAL NET ASSETS 100.00%		$317,604,334

Percentages are stated as a percent of net assets.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund’s subadviser is shown parenthetically.

(I) Non-income producing.

See notes to financial statements

24	Lifecycle Portfolios | Annual report

Lifecycle 2040 Portfolio

As of 8-31-10

	Shares	Value

Affiliated Investment Companies — 100.01%

EQUITY 93.04%

John Hancock Funds II (G)

All Cap Value, Class NAV (Lord Abbett)	329,179	$3,206,202

Alpha Opportunities, Class NAV (Wellington)	903,544	9,351,682

Blue Chip Growth, Class NAV (T. Rowe Price)	952,824	15,531,024

Capital Appreciation, Class NAV (Jennison)	1,701,322	15,516,054

Emerging Markets Value, Class NAV (DFA)	2,646,379	28,633,826

Equity-Income, Class NAV (T. Rowe Price)	519,709	6,257,291

Fundamental Value, Class NAV (Davis)	735,392	9,310,064

Heritage, Class NAV (American Century) (I)	466,939	3,413,321

Index 500, Class NAV (MFC Global U.S.A.) (A)	10,475,507	81,918,463

International Equity Index, Class NAV (SSgA)	1,646,501	25,257,321

International Opportunities, Class NAV (Marsico)	459,609	5,496,920

International Small Cap, Class NAV (Templeton)	293,500	4,023,888

International Small Company, Class NAV (DFA)	530,014	3,752,496

International Value, Class NAV (Templeton)	428,568	5,395,668

Large Cap Value, Class NAV (BlackRock)	562,538	8,657,454

Mid Cap Growth Index, Class NAV (SSgA) (I)	553,488	4,881,768

Mid Cap Stock, Class NAV (Wellington)	494,417	6,743,845

Mid Cap Value Equity, Class NAV (Columbia)	326,415	2,572,152

Mid Cap Value Index, Class NAV (SSgA) (I)	558,143	4,816,774

Mid Value, Class NAV (T. Rowe Price)	366,513	4,804,982

Natural Resources, Class NAV (Wellington)	482,729	8,877,388

Real Estate Equity, Class NAV (T. Rowe Price)	285,291	1,985,628

Small Cap Growth, Class NAV (Wellington)	252,410	2,248,973

Small Cap Index, Class NAV (MFC Global U.S.A.) (A)	498,764	5,172,186

Small Cap Value, Class NAV (Wellington)	210,934	2,894,019

Small Company Growth, Class NAV (Invesco)	219,466	2,295,616

Small Company Value, Class NAV (T. Rowe Price)	192,317	3,879,033

Smaller Company Growth, Class NAV
(Frontier/MFC Global U.S.A. (A)/Perimeter) (I)	208,641	2,261,668

Value & Restructuring, Class NAV (Columbia)	1,010,451	9,245,630

Value, Class NAV (Invesco)	301,886	2,593,203

John Hancock Funds III (G)

International Core, Class NAV (GMO)	214,899	5,381,066

John Hancock Investment Trust (G)

Small Cap Intrinsic Value, Class NAV
(MFC Global U.S.) (A)	254,631	2,627,788

FIXED INCOME 6.97%

John Hancock Funds II (G)

Currency Strategies, Class NAV (First Quadrant) (I)	180,120	1,804,801

Floating Rate Income, Class NAV (WAMCO)	282,139	2,657,750

Global Bond, Class NAV (PIMCO)	138,570	1,768,150

Global High Yield, Class NAV (Stone Harbor)	83,958	884,075

Global Real Estate, Class NAV (Deutsche)	364,598	2,461,037

High Yield, Class NAV (WAMCO)	225,584	1,971,600

Multi-Sector Bond, Class NAV (Stone Harbor)	119,099	1,225,530

Real Return Bond, Class NAV (PIMCO)	88,946	1,152,744

Spectrum Income, Class NAV (T. Rowe Price)	133,281	1,403,453

Strategic Income Opportunities, Class NAV
(MFC Global U.S.) (A)	128,201	1,349,955

Total Bond Market, Class NAV (Declaration) (A)	428,496	4,593,479

U.S. High Yield Bond, Class NAV (Wells Capital)	89,870	1,134,158

Total investments
(Cost $311,206,473) 100.01%		$321,410,125

Other assets and liabilities, net (0.01%)		(42,907)

TOTAL NET ASSETS 100.00%		$321,367,218

Percentages are stated as a percent of net assets.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund’s subadviser is shown parenthetically.

(I) Non-income producing.

Lifecycle 2035 Portfolio

As of 8-31-10

	Shares	Value

Affiliated Investment Companies — 100.01%

EQUITY 93.26%

John Hancock Funds II (G)

All Cap Value, Class NAV (Lord Abbett)	437,800	$4,264,177

Alpha Opportunities, Class NAV (Wellington)	1,206,800	12,490,378

Blue Chip Growth, Class NAV (T. Rowe Price)	1,267,234	20,655,911

Capital Appreciation, Class NAV (Jennison)	2,264,192	20,649,432

Emerging Markets Value, Class NAV (DFA)	3,507,502	37,951,171

Equity-Income, Class NAV (T. Rowe Price)	691,201	8,322,057

Fundamental Value, Class NAV (Davis)	977,260	12,372,116

Heritage, Class NAV (American Century) (I)	624,351	4,564,007

Index 500, Class NAV (MFC Global U.S.A.) (A)	13,932,188	108,949,710

International Equity Index, Class NAV (SSgA)	2,184,526	33,510,633

International Opportunities, Class NAV (Marsico)	606,588	7,254,792

International Small Cap, Class NAV (Templeton)	387,431	5,311,686

International Small Company, Class NAV (DFA)	701,976	4,969,987

International Value, Class NAV (Templeton)	565,946	7,125,261

Large Cap Value, Class NAV (BlackRock)	736,107	11,328,690

Mid Cap Growth Index, Class NAV (SSgA) (I)	732,761	6,462,953

Mid Cap Stock, Class NAV (Wellington)	657,965	8,974,643

Mid Cap Value Equity, Class NAV (Columbia)	433,565	3,416,496

Mid Cap Value Index, Class NAV (SSgA) (I)	744,994	6,429,301

Mid Value, Class NAV (T. Rowe Price)	487,149	6,386,522

Natural Resources, Class NAV (Wellington)	641,191	11,791,511

Real Estate Equity, Class NAV (T. Rowe Price)	371,434	2,585,181

Small Cap Growth, Class NAV (Wellington)	336,109	2,994,731

Small Cap Index, Class NAV (MFC Global U.S.A.) (A)	662,766	6,872,886

Small Cap Value, Class NAV (Wellington)	280,538	3,848,980

Small Company Growth, Class NAV (Invesco)	288,341	3,016,045

Small Company Value, Class NAV (T. Rowe Price)	255,554	5,154,524

Smaller Company Growth, Class NAV
(Frontier/MFC Global (A) U.S.A./Perimeter) (I)	277,957	3,013,056

Value & Restructuring, Class NAV (Columbia)	1,342,633	12,285,089

Value, Class NAV (Invesco)	401,270	3,446,908

John Hancock Funds III (G)

International Core, Class NAV (GMO)	283,957	7,110,282

John Hancock Investment Trust (G)

Small Cap Intrinsic Value, Class NAV
(MFC Global U.S.) (A)	334,987	3,457,063

FIXED INCOME 6.75%

John Hancock Funds II (G)

Currency Strategies, Class NAV (First Quadrant) (I)	239,469	2,399,481

Floating Rate Income, Class NAV (WAMCO)	343,044	3,231,476

Global Bond, Class NAV (PIMCO)	168,834	2,154,318

Global High Yield, Class NAV (Stone Harbor)	102,294	1,077,159

Global Real Estate, Class NAV (Deutsche)	478,737	3,231,476

High Yield, Class NAV (WAMCO)	300,717	2,628,267

Multi-Sector Bond, Class NAV (Stone Harbor)	146,552	1,508,022

Real Return Bond, Class NAV (PIMCO)	116,360	1,508,022

Spectrum Income, Class NAV (T. Rowe Price)	163,671	1,723,454

Strategic Income Opportunities, Class NAV
(MFC Global U.S.) (A)	163,671	1,723,454

Total Bond Market, Class NAV (Declaration) (A)	562,695	6,032,089

U.S. High Yield Bond, Class NAV (Wells Capital)	118,983	1,501,559

Total investments
(Cost $414,198,571) 100.01%		$425,684,956

Other assets and liabilities, net (0.01%)		(38,373)

TOTAL NET ASSETS 100.00%		$425,646,583

Percentages are stated as a percent of net assets.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund’s subadviser is shown parenthetically.

(I) Non-income producing.

See notes to financial statements

Annual report | Lifecycle Portfolios	25

Lifecycle 2030 Portfolio

As of 8-31-10

	Shares	Value

Affiliated Investment Companies — 100.01%

EQUITY 89.69%

John Hancock Funds II (G)

All Cap Value, Class NAV (Lord Abbett)	570,738	$5,558,988

Alpha Opportunities, Class NAV (Wellington)	1,530,736	15,843,114

Blue Chip Growth, Class NAV (T. Rowe Price)	1,619,950	26,405,189

Capital Appreciation, Class NAV (Jennison)	2,895,306	26,405,189

Emerging Markets Value, Class NAV (DFA)	4,387,174	47,469,219

Equity-Income, Class NAV (T. Rowe Price)	901,078	10,848,983

Fundamental Value, Class NAV (Davis)	1,279,396	16,197,149

Heritage, Class NAV (American Century) (I)	808,986	5,913,686

Index 500, Class NAV (MFC Global U.S.A.) (A)	17,733,311	138,674,496

International Equity Index, Class NAV (SSgA)	2,757,770	42,304,184

International Opportunities, Class NAV (Marsico)	732,745	8,763,625

International Small Cap, Class NAV (Templeton)	468,123	6,417,967

International Small Company, Class NAV (DFA)	857,673	6,072,325

International Value, Class NAV (Templeton)	681,232	8,576,705

Large Cap Value, Class NAV (BlackRock)	931,825	14,340,784

Mid Cap Growth Index, Class NAV (SSgA) (I)	895,587	7,899,073

Mid Cap Stock, Class NAV (Wellington)	815,645	11,125,392

Mid Cap Value Equity, Class NAV (Columbia)	530,569	4,180,884

Mid Cap Value Index, Class NAV (SSgA) (I)	905,099	7,811,002

Mid Value, Class NAV (T. Rowe Price)	637,003	8,351,109

Natural Resources, Class NAV (Wellington)	787,246	14,477,451

Real Estate Equity, Class NAV (T. Rowe Price)	577,973	4,022,690

Small Cap Growth, Class NAV (Wellington)	377,994	3,367,928

Small Cap Index, Class NAV (MFC Global U.S.A.) (A) 840,868		8,719,806

Small Cap Value, Class NAV (Wellington)	331,853	4,553,023

Small Company Growth, Class NAV (Invesco)	328,625	3,437,414

Small Company Value, Class NAV (T. Rowe Price)	278,906	5,625,528

Smaller Company Growth, Class NAV
(Frontier/MFC Global U.S.A. (A)/Perimeter) (I)	311,889	3,380,874

Value & Restructuring, Class NAV (Columbia)	1,717,423	15,714,425

Value, Class NAV (Invesco)	496,523	4,265,128

John Hancock Funds III (G)

International Core, Class NAV (GMO)	340,167	8,517,783

John Hancock Investment Trust (G)

Small Cap Intrinsic Value, Class NAV
(MFC Global U.S.) (A)	410,011	4,231,310

FIXED INCOME 10.32%

John Hancock Funds II (G)

Currency Strategies, Class NAV (First Quadrant) (I)	311,993	3,126,169

Floating Rate Income, Class NAV (WAMCO)	777,995	7,328,709

Global Bond, Class NAV (PIMCO)	273,203	3,486,073

Global High Yield, Class NAV (Stone Harbor)	220,532	2,322,206

Global Real Estate, Class NAV (Deutsche)	763,788	5,155,571

High Yield, Class NAV (WAMCO)	597,667	5,223,609

Multi-Sector Bond, Class NAV (Stone Harbor)	338,389	3,482,027

Real Return Bond, Class NAV (PIMCO)	264,188	3,423,876

Spectrum Income, Class NAV (T. Rowe Price)	358,368	3,773,620

Strategic Income Opportunities, Class NAV
(MFC Global U.S.) (A)	358,343	3,773,351

Total Bond Market, Class NAV (Declaration) (A)	1,231,300	13,199,539

U.S. High Yield Bond, Class NAV (Wells Capital)	253,565	3,199,995

Total investments
(Cost $541,930,029) 100.01%		$556,967,168

Other assets and liabilities, net (0.01%)		(42,235)

TOTAL NET ASSETS 100.00%		$556,924,933

Percentages are stated as a percent of net assets.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund’s subadviser is shown parenthetically.

(I) Non-income producing.

Lifecycle 2025 Portfolio

As of 8-31-10

	Shares	Value

Affiliated Investment Companies — 100.01%

EQUITY 81.24%

John Hancock Funds II (G)

All Cap Value, Class NAV (Lord Abbett)	666,221	$6,488,989

Alpha Opportunities, Class NAV (Wellington)	1,703,904	17,635,403

Blue Chip Growth, Class NAV (T. Rowe Price)	1,789,459	29,168,188

Capital Appreciation, Class NAV (Jennison)	3,198,266	29,168,188

Emerging Markets Value, Class NAV (DFA)	4,574,087	49,491,625

Equity-Income, Class NAV (T. Rowe Price)	1,001,363	12,056,407

Fundamental Value, Class NAV (Davis)	1,393,894	17,646,699

Heritage, Class NAV (American Century) (I)	783,286	5,725,819

Index 500, Class NAV (MFC Global U.S.A.) (A)	19,652,678	153,683,943

International Equity Index, Class NAV (SSgA)	2,972,053	45,591,290

International Opportunities, Class NAV (Marsico)	544,510	6,512,345

International Small Cap, Class NAV (Templeton)	434,965	5,963,374

International Small Company, Class NAV (DFA)	832,050	5,890,911

International Value, Class NAV (Templeton)	540,213	6,801,282

Large Cap Value, Class NAV (BlackRock)	1,102,136	16,961,870

Mid Cap Growth Index, Class NAV (SSgA) (I)	943,867	8,324,904

Mid Cap Stock, Class NAV (Wellington)	833,879	11,374,107

Mid Cap Value Equity, Class NAV (Columbia)	536,885	4,230,657

Mid Cap Value Index, Class NAV (SSgA) (I)	955,084	8,242,375

Mid Value, Class NAV (T. Rowe Price)	644,088	8,443,995

Natural Resources, Class NAV (Wellington)	798,313	14,680,975

Real Estate Equity, Class NAV (T. Rowe Price)	866,486	6,030,743

Small Cap Growth, Class NAV (Wellington) (I)	328,899	2,930,494

Small Cap Index, Class NAV (MFC Global U.S.A.) (A) 759,080		7,871,656

Small Cap Value, Class NAV (Wellington)	261,311	3,585,190

Small Company Growth, Class NAV (Invesco)	286,853	3,000,486

Small Company Value, Class NAV (T. Rowe Price)	260,170	5,247,628

Smaller Company Growth, Class NAV
(Frontier/MFC Global U.S.A. (A)/Perimeter) (I)	272,404	2,952,862

Value & Restructuring, Class NAV (Columbia)	1,966,568	17,994,099

Value, Class NAV (Invesco)	492,999	4,234,865

John Hancock Funds III (G)

International Core, Class NAV (GMO)	268,974	6,735,111

John Hancock Investment Trust (G)

Small Cap Intrinsic Value, Class NAV
(MFC Global U.S.) (A)	410,061	4,231,826

FIXED INCOME 18.77%

John Hancock Funds II (G)

Currency Strategies, Class NAV (First Quadrant) (I)	363,939	3,646,673

Floating Rate Income, Class NAV (WAMCO)	1,639,044	15,439,799

Global Bond, Class NAV (PIMCO)	608,662	7,766,531

Global High Yield, Class NAV (Stone Harbor)	479,224	5,046,224

Global Real Estate, Class NAV (Deutsche)	1,239,424	8,366,110

High Yield, Class NAV (WAMCO)	1,469,041	12,839,415

Multi-Sector Bond, Class NAV (Stone Harbor)	751,897	7,737,021

Real Return Bond, Class NAV (PIMCO)	591,258	7,662,702

Spectrum Income, Class NAV (T. Rowe Price)	766,072	8,066,743

Strategic Income Opportunities, Class NAV
(MFC Global U.S.) (A)	749,091	7,887,924

Total Bond Market, Class NAV (Declaration) (A)	2,129,851	22,831,998

Total Return, Class NAV (PIMCO)	404,161	6,062,421

U.S. High Yield Bond, Class NAV (Wells Capital)	699,618	8,829,174

Total investments
(Cost $630,352,855) 100.01%		$651,081,041

Other assets and liabilities, net (0.01%)		(48,290)

TOTAL NET ASSETS 100.00%		$651,032,751

Percentages are stated as a percent of net assets.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund’s subadviser is shown parenthetically.

(I) Non-income producing.

See notes to financial statements

26	Lifecycle Portfolios | Annual report

Lifecycle 2020 Portfolio

As of 8-31-10

	Shares	Value

Affiliated Investment Companies — 100.01%

EQUITY 68.94%

John Hancock Funds II (G)

All Cap Value, Class NAV (Lord Abbett)	507,061	$4,938,770

Alpha Opportunities, Class NAV (Wellington)	1,513,443	15,664,137

Blue Chip Growth, Class NAV (T. Rowe Price)	1,697,955	27,676,663

Capital Appreciation, Class NAV (Jennison)	2,898,381	26,433,231

Emerging Markets Value, Class NAV (DFA)	3,801,010	41,126,923

Equity-Income, Class NAV (T. Rowe Price)	797,247	9,598,852

Fundamental Value, Class NAV (Davis)	1,238,745	15,682,507

Heritage, Class NAV (American Century) (I)	630,624	4,609,863

Index 500, Class NAV (MFC Global U.S.A.) (A)	18,052,066	141,167,158

International Equity Index, Class NAV (SSgA)	2,497,082	38,305,232

International Opportunities, Class NAV (Marsico)	340,592	4,073,476

International Small Cap, Class NAV (Templeton)	261,678	3,587,605

International Small Company, Class NAV (DFA)	506,057	3,582,883

International Value, Class NAV (Templeton)	337,354	4,247,285

Large Cap Value, Class NAV (BlackRock)	989,746	15,232,191

Mid Cap Growth Index, Class NAV (SSgA) (I)	742,559	6,549,373

Mid Cap Stock, Class NAV (Wellington)	645,973	8,811,077

Mid Cap Value Equity, Class NAV (Columbia)	414,714	3,267,946

Mid Cap Value Index, Class NAV (SSgA) (I)	756,283	6,526,724

Mid Value, Class NAV (T. Rowe Price)	522,735	6,853,060

Natural Resources, Class NAV (Wellington)	658,680	12,113,132

Real Estate Equity, Class NAV (T. Rowe Price)	966,008	6,723,415

Small Cap Growth, Class NAV (Wellington)	513,759	4,577,589

Small Cap Index, Class NAV (MFC Global U.S.A.) (A) 855,620		8,872,784

Small Company Value, Class NAV (T. Rowe Price)	228,051	4,599,791

Value & Restructuring, Class NAV (Columbia)	1,787,530	16,355,901

Value, Class NAV (Invesco)	383,210	3,291,775

John Hancock Funds III (G)

International Core, Class NAV (GMO)	170,151	4,260,573

John Hancock Investment Trust (G)

Small Cap Intrinsic Value, Class NAV
(MFC Global U.S.) (A)(I)	318,189	3,283,712

FIXED INCOME 31.07%

John Hancock Funds II (G)

Active Bond, Class NAV
(MFC Global U.S./Declaration) (A)	594,948	6,068,472

Currency Strategies, Class NAV (First Quadrant) (I)	363,804	3,645,312

Floating Rate Income, Class NAV (WAMCO)	2,537,941	23,907,401

Global Bond, Class NAV (PIMCO)	1,043,648	13,316,955

Global High Yield, Class NAV (Stone Harbor)	928,227	9,774,235

Global Real Estate, Class NAV (Deutsche)	1,480,306	9,992,064

High Yield, Class NAV (WAMCO)	2,498,131	21,833,668

Multi-Sector Bond, Class NAV (Stone Harbor)	1,347,661	13,867,432

Real Return Bond, Class NAV (PIMCO)	1,203,430	15,596,452

Spectrum Income, Class NAV (T. Rowe Price)	1,282,899	13,508,926

Strategic Income Opportunities, Class NAV
(MFC Global U.S.) (A)	1,140,441	12,008,843

Total Bond Market, Class NAV (Declaration) (A)	2,517,721	26,989,974

Total Return, Class NAV (PIMCO)	1,244,730	18,670,950

U.S. High Yield Bond, Class NAV (Wells Capital)	1,153,359	14,555,388

Total investments
(Cost $623,621,213) 100.01%		$655,749,700

Other assets and liabilities, net (0.01%)		(55,784)

TOTAL NET ASSETS 100.00%		$655,693,916

Percentages are stated as a percent of net assets.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund’s subadviser is shown parenthetically.

(I) Non-income producing.

Lifecycle 2015 Portfolio

As of 8-31-10

	Shares	Value

Affiliated Investment Companies — 100.01%

EQUITY 56.55%

John Hancock Funds II (G)

All Cap Value, Class NAV (Lord Abbett)	337,654	$3,288,749

Alpha Opportunities, Class NAV (Wellington)	942,450	9,754,359

Blue Chip Growth, Class NAV (T. Rowe Price)	969,650	15,805,303

Capital Appreciation, Class NAV (Jennison)	1,731,367	15,790,068

Emerging Markets Value, Class NAV (DFA)	2,015,892	21,811,952

Equity-Income, Class NAV (T. Rowe Price)	510,765	6,149,611

Fundamental Value, Class NAV (Davis)	786,583	9,958,138

Heritage, Class NAV (American Century) (I)	311,468	2,276,834

Index 500, Class NAV (MFC Global U.S.A.) (A)	10,848,077	84,831,961

International Equity Index, Class NAV (SSgA)	1,344,530	20,625,093

International Opportunities, Class NAV (Marsico)	312,780	3,740,844

International Small Cap, Class NAV (Templeton)	42,844	587,395

International Small Company, Class NAV (DFA)	112,903	799,355

International Value, Class NAV (Templeton)	277,531	3,494,113

Large Cap Value, Class NAV (BlackRock)	430,471	6,624,943

Mid Cap Growth Index, Class NAV (SSgA) (I)	384,568	3,391,891

Mid Cap Stock, Class NAV (Wellington)	316,144	4,312,203

Mid Cap Value Equity, Class NAV (Columbia)	204,442	1,611,001

Mid Cap Value Index, Class NAV (SSgA) (I)	394,533	3,404,816

Mid Value, Class NAV (T. Rowe Price)	262,995	3,447,870

Natural Resources, Class NAV (Wellington)	400,664	7,368,203

Real Estate Equity, Class NAV (T. Rowe Price)	663,674	4,619,169

Small Cap Growth, Class NAV (Wellington)	306,266	2,728,826

Small Cap Index, Class NAV (MFC Global U.S.A.) (A) 620,487		6,434,455

Small Company Value, Class NAV (T. Rowe Price)	136,318	2,749,533

Value & Restructuring, Class NAV (Columbia)	820,860	7,510,873

Value, Class NAV (Invesco)	188,169	1,616,370

John Hancock Funds III (G)

International Core, Class NAV (GMO)	139,553	3,494,400

FIXED INCOME 43.46%

John Hancock Funds II (G)

Active Bond, Class NAV
(MFC Global U.S./Declaration) (6A)	452,638	4,616,911

Currency Strategies, Class NAV (First Quadrant) (I)	252,325	2,528,293

Floating Rate Income, Class NAV (WAMCO)	1,966,794	18,527,201

Global Bond, Class NAV (PIMCO)	1,212,120	15,466,651

Global High Yield, Class NAV (Stone Harbor)	918,197	9,668,615

Global Real Estate, Class NAV (Deutsche)	1,026,482	6,928,753

High Yield, Class NAV (WAMCO)	2,046,693	17,888,094

Multi-Sector Bond, Class NAV (Stone Harbor)	1,394,703	14,351,492

Real Return Bond, Class NAV (PIMCO)	997,481	12,927,350

Spectrum Income, Class NAV (T. Rowe Price)	1,336,194	14,070,125

Strategic Income Opportunities, Class NAV
(MFC Global U.S.) (A)	1,337,282	14,081,577

Total Bond Market, Class NAV (Declaration) (A)	3,876,138	41,552,196

Total Return, Class NAV (PIMCO)	759,482	11,392,227

U.S. High Yield Bond, Class NAV (Wells Capital)	1,145,265	14,453,239

Total investments
(Cost $431,107,933) 100.01%		$456,681,052

Other assets and liabilities, net (0.01%)		(47,532)

TOTAL NET ASSETS 100.00%		$456,633,520

Percentages are stated as a percent of net assets.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund’s subadviser is shown parenthetically.

(I) Non-income producing.

See notes to financial statements

Annual report | Lifecycle Portfolios	27

Lifecycle 2010 Portfolio

As of 8-31-10

	Shares	Value

Affiliated Investment Companies — 100.03%

EQUITY 47.11%

John Hancock Funds II (G)

All Cap Value, Class NAV (Lord Abbett)	360,804	$3,514,235

Alpha Opportunities, Class NAV (Wellington)	792,288	8,200,185

Blue Chip Growth, Class NAV (T. Rowe Price)	823,480	13,422,722

Capital Appreciation, Class NAV (Jennison)	1,470,371	13,409,784

Emerging Markets Value, Class NAV (DFA)	1,494,694	16,172,586

Equity-Income, Class NAV (T. Rowe Price)	454,430	5,471,334

Fundamental Value, Class NAV (Davis)	647,724	8,200,185

Index 500, Class NAV (MFC Global U.S.A.) (A)	9,379,296	73,346,096

International Equity Index, Class NAV (SSgA)	1,170,748	17,959,272

International Opportunities, Class NAV (Marsico)	204,800	2,449,409

International Small Company, Class NAV (DFA)	115,637	818,712

International Value, Class NAV (Templeton)	186,749	2,351,171

Large Cap Value, Class NAV (BlackRock)	384,788	5,921,886

Mid Cap Growth Index, Class NAV (SSgA) (I)	670,708	5,915,648

Mid Cap Stock, Class NAV (Wellington)	167,035	2,278,354

Mid Cap Value Index, Class NAV (SSgA) (I)	688,291	5,939,947

Mid Value, Class NAV (T. Rowe Price)	174,089	2,282,307

Natural Resources, Class NAV (Wellington)	305,340	5,615,195

Real Estate Equity, Class NAV (T. Rowe Price)	665,162	4,629,527

Small Cap Growth, Class NAV (Wellington)	255,639	2,277,744

Small Cap Index, Class NAV (MFC Global U.S.A.) (A)	509,187	5,280,271

Small Company Value, Class NAV (T. Rowe Price)	114,243	2,304,277

Value & Restructuring, Class NAV (Columbia)	673,952	6,166,662

John Hancock Funds III (G)

International Core, Class NAV (GMO)	93,509	2,341,458

FIXED INCOME 52.92%

John Hancock Funds II (G)

Active Bond, Class NAV
(MFC Global U.S./Declarati6on) (A)	316,955	$3,232,942

Currency Strategies, Class NAV (First Quadrant) (I)	256,281	2,567,932

Floating Rate Income, Class NAV (WAMCO)	2,071,456	19,513,111

Global Bond, Class NAV (PIMCO)	1,339,217	17,088,405

Global High Yield, Class NAV (Stone Harbor)	942,270	9,922,100

Global Real Estate, Class NAV (Deutsche)	1,028,784	6,944,290

High Yield, Class NAV (WAMCO)	2,066,324	18,059,673

Multi-Sector Bond, Class NAV (Stone Harbor)	1,713,781	17,634,803

Real Return Bond, Class NAV (PIMCO)	1,193,822	15,471,935

Spectrum Income, Class NAV (T. Rowe Price)	1,688,287	17,777,665

Strategic Income Opportunities,Class NAV
(MFC Global U.S.) (A)	1,687,080	17,764,949

Total Bond Market, Class NAV (Declaration) (A)	6,703,873	71,865,518

Total Return, Class NAV (PIMCO)	523,429	7,851,429

U.S. High Yield Bond, Class NAV (Wells Capital)	1,363,076	17,202,020

Total investments
(Cost $443,066,707) 100.03%		$459,165,739

Other assets and liabilities, net (0.03%)		(149,497)

TOTAL NET ASSETS 100.00%		$459,016,242

Percentages are stated as a percent of net assets.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund’s subadviser is shown parenthetically.

(I) Non-income producing.

See notes to financial statements

28	Lifecycle Portfolios | Annual report

Financial statements

Statements of assets and liabilities 8-31-10

These Statements of Assets and Liabilities are the Portfolios’ balance sheets. They show the value of what each Portfolio owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share for each Portfolio. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

	Lifecycle	Lifecycle	Lifecycle
	2045 Portfolio	2040 Portfolio	2035 Portfolio
Assets

Investments in affiliated funds, at value (Note 7)	$317,587,439	$321,410,125	$425,684,956
Receivable for investments sold	—	16,749	604,300
Receivable for fund shares sold	713,433	363,141	18,112
Dividends and interest receivable	28,646	29,180	38,053
Receivable due from adviser	137	146	144
Other assets	19,322	19,791	19,715

Total assets	318,348,977	321,839,132	426,365,280

Liabilities

Payable for investments purchased	488,606	30,111	39,237
Payable for fund shares repurchased	200,970	388,110	619,510
Payable to affiliates (Note 4)
Accounting and legal services fees	3,997	4,057	5,392
Transfer agent fees	1,210	1,473	1,853
Trustees’ fees	106	110	145
Distribution and service fees	492	984	1,070
Other liabilities and accrued expenses	49,262	47,069	51,490

Total liabilities	744,643	471,914	718,697

Net assets

Capital paid-in	$323,106,940	$330,786,293	$442,464,946
Undistributed net investment income	116,438	117,112	173,149
Accumulated undistributed net realized loss on investments	(19,493,063)	(19,739,839)	(28,477,897)
Net unrealized appreciation (depreciation) on investments	13,874,019	10,203,652	11,486,385

Net assets	$317,604,334	$321,367,218	$425,646,583

Investments in affiliated funds, at cost	$303,713,420	$311,206,473	$414,198,571

Net asset value per share

The Portfolios have an unlimited number of shares authorized with no par value.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A: Net assets	$6,025,965	$6,842,960	$8,882,714
Shares outstanding	742,942	843,108	1,090,964
Net asset value and redemption price per share	$8.11	$8.12	$8.14

Class R1: Net assets	$721,053	$1,189,772	$1,453,367
Shares outstanding	89,028	146,832	178,736
Net asset value, offering price and redemption price per share	$8.10	$8.10	$8.13

Class R3: Net assets	$569,656	$1,546,567	$1,166,562
Shares outstanding	70,287	190,957	143,359
Net asset value, offering price and redemption price per share	$8.10	$8.10	$8.14

Class R4: Net assets	$283,333	$156,284	$573,628
Shares outstanding	34,852	19,231	70,163
Net asset value, offering price and redemption price per share	$8.13	$8.13	$8.18

Class R5: Net assets	$217,703	$456,068	$281,154
Shares outstanding	26,682	55,889	34,342
Net asset value, offering price and redemption price per share	$8.16	$8.16	$8.19

Class 1: Net assets	$309,786,624	$311,175,567	$413,289,158
Shares outstanding	37,998,608	38,178,258	50,494,722
Net asset value, offering price and redemption price per share	$8.15	$8.15	$8.18

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[1]	$8.54	$8.55	$8.57

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

See notes to financial statements	Annual report | Lifecycle Portfolios	29

F I N A N C I A L    S T A T E M E N T S

Statements of assets and liabilities 8-31-10 Continued

	Lifecycle	Lifecycle	Lifecycle
	2030 Portfolio	2025 Portfolio	2020 Portfolio
Assets

Investments in affiliated funds, at value (Note 7)	$556,967,168	$651,081,041	$655,749,700
Receivable for fund shares sold	249,564	462,870	565,574
Dividends and interest receivable	80,138	167,895	278,430
Receivable due from adviser	158	162	165
Other assets	19,739	19,576	19,709

Total assets	557,316,767	651,731,544	656,613,578

Liabilities

Payable for investments purchased	173,921	424,372	748,453
Payable for fund shares repurchased	151,275	205,410	100,497
Payable to affiliates (Note 4)
Accounting and legal services fees	7,028	8,196	8,203
Transfer agent fees	2,917	2,897	3,611
Trustees’ fees	191	223	222
Distribution and service fees	1,278	1,467	1,734
Other liabilities and accrued expenses	55,224	56,228	56,942

Total liabilities	391,834	698,793	919,662

Net assets

Capital paid-in	$581,162,340	$680,410,405	$674,697,542
Undistributed net investment income	708,749	2,088,551	3,849,947
Accumulated undistributed net realized loss on investments	(39,983,295)	(52,194,391)	(54,982,060)
Net unrealized appreciation (depreciation) on investments	15,037,139	20,728,186	32,128,487

Net assets	$556,924,933	$651,032,751	$655,693,916

Investments in affiliated funds, at cost	$541,930,029	$630,352,855	$623,621,213

Net asset value per share

The Portfolios have an unlimited number of shares authorized with no par value.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A: Net assets	$14,722,875	$14,514,677	$18,527,842
Shares outstanding	1,810,794	1,753,874	2,173,462
Net asset value and redemption price per share	$8.13	$8.28	$8.52

Class R1: Net assets	$1,811,957	$1,771,386	$1,859,334
Shares outstanding	223,611	214,810	218,604
Net asset value, offering price and redemption price per share	$8.10	$8.25	$8.51

Class R3: Net assets	$1,615,220	$1,936,774	$2,817,477
Shares outstanding	199,214	234,732	331,049
Net asset value, offering price and redemption price per share	$8.11	$8.25	$8.51

Class R4: Net assets	$106,227	$660,466	$151,306
Shares outstanding	13,087	79,893	17,772
Net asset value, offering price and redemption price per share	$8.12	$8.27	$8.51

Class R5: Net assets	$723,777	$830,596	$667,989
Shares outstanding	89,056	100,442	78,270
Net asset value, offering price and redemption price per share	$8.13	$8.27	$8.53

Class 1: Net assets	$537,944,877	$631,318,852	$631,669,968
Shares outstanding	66,225,362	76,372,154	74,054,580
Net asset value, offering price and redemption price per share	$8.12	$8.27	$8.53

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[1]	$8.56	$8.72	$8.97

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

30	Lifecycle Portfolios | Annual report	See notes to financial statements

F I N A N C I A L    S T A T E M E N T S

Statements of assets and liabilities 8-31-10 Continued

	Lifecycle	Lifecycle
	2015 Portfolio	2010 Portfolio
Assets

Investments in affiliated funds, at value (Note 7)	$456,681,052	$459,165,739
Receivable for investments sold	277,567	1,227,483
Receivable for fund shares sold	14,810	10,030
Dividends and interest receivable	266,993	307,306
Receivable due from adviser	152	140
Other assets	19,758	19,557

Total assets	457,260,332	460,730,255

Liabilities

Payable for investments purchased	275,704	317,254
Payable for fund shares repurchased	291,274	1,325,804
Payable to affiliates (Note 4)
Accounting and legal services fees	5,692	5,764
Transfer agent fees	2,600	1,810
Trustees’ fees	153	189
Distribution and service fees	1,059	598
Other liabilities and accrued expenses	50,330	62,594

Total liabilities	626,812	1,714,013

Net assets

Capital paid-in	$471,769,798	$463,569,983
Undistributed net investment income	4,082,871	5,507,116
Accumulated undistributed net realized loss on investments	(44,792,268)	(26,159,889)
Net unrealized appreciation (depreciation) on investments	25,573,119	16,099,032

Net assets	$456,633,520	$459,016,242

Investments in affiliated funds, at cost	$431,107,933	$443,066,707

Net asset value per share

The Portfolios have an unlimited number of shares authorized with no par value.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A: Net assets	$13,255,418	$9,537,580
Shares outstanding	1,530,725	1,062,336
Net asset value and redemption price per share	$8.66	$8.98

Class R1: Net assets	$1,267,013	$410,812
Shares outstanding	146,576	45,875.43
Net asset value, offering price and redemption price per share	$8.64	$8.95

Class R3: Net assets	$1,780,000	$1,441,034
Shares outstanding	205,923	160,764
Net asset value, offering price and redemption price per share	$8.64	$8.96

Class R4: Net assets	$64,448	$71,106
Shares outstanding	7,447	7,916
Net asset value, offering price and redemption price per share	$8.65	$8.98

Class R5: Net assets	$272,593	$261,060
Shares outstanding	31,426	29,045
Net asset value, offering price and redemption price per share	$8.67	$8.99

Class 1: Net assets	$439,994,048	$447,294,650
Shares outstanding	50,751,813	49,731,803
Net asset value, offering price and redemption price per share	$8.67	$8.99

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[1]	$9.12	$9.45

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

See notes to financial statements	Annual report | Lifecycle Portfolios	31

F I N A N C I A L    S T A T E M E N T S

Statements of operations For the year ended 8-31-10

These Statements of Operations summarize the Portfolios’ investment income earned and expenses directly incurred in operating each Portfolio. They also show net gains (losses) for the period stated.

	Lifecycle	Lifecycle	Lifecycle
	2045 Portfolio	2040 Portfolio	2035 Portfolio
Investment income

Income distributions received from affiliated underlying funds	$3,981,754	$4,177,532	$5,673,640

Expenses

Investment management fees (Note 4)	171,617	178,112	238,848
Distribution and service fees (Note 4)	154,685	171,532	221,365
Transfer agent fees (Note 4)	20,959	21,036	23,652
Accounting and legal services fees (Note 4)	40,666	39,468	52,862
State registration fees (Note 4)	23,877	23,663	23,684
Professional fees	33,669	33,872	35,648
Printing and postage fees (Note 4)	1,512	1,848	2,240
Custodian fees	12,000	12,000	12,000
Trustees’ fees (Note 4)	2,954	3,067	4,027
Registration and filing fees	23,683	22,768	24,796
Other	6,984	6,966	6,792

Total expenses before reductions and amounts recaptured	492,606	514,332	645,914

Net expense reductions and amounts recaptured (Note 4)	(46,985)	(46,214)	(48,104)

Total expenses	445,621	468,118	597,810

Net investment income	3,536,133	3,709,414	5,075,830

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in affiliated underlying funds	(3,178,481)	(3,874,796)	(6,264,370)
Capital gain distributions received from affiliated underlying funds	887,197	932,801	1,269,457
	(2,291,284)	(2,941,995)	(4,994,913)
Change in net unrealized appreciation (depreciation) of
Investments in affiliated underlying funds	7,646,002	9,004,898	13,677,597
	7,646,002	9,004,898	13,677,597
Net realized and unrealized gain	5,354,718	6,062,903	8,682,684

Increase in net assets from operations	$8,890,851	$9,772,317	$13,758,514

32	Lifecycle Portfolios | Annual report	See notes to financial statements

F I N A N C I A L    S T A T E M E N T S

Statements of operations For the year ended 8-31-10 Continued

	Lifecycle	Lifecycle	Lifecycle
	2030 Portfolio	2025 Portfolio	2020 Portfolio
Investment income

Income distributions received from affiliated underlying funds	$7,970,815	$11,490,494	$14,077,778

Expenses

Investment management fees (Note 4)	310,893	366,921	358,638
Distribution and service fees (Note 4)	295,449	345,711	354,143
Transfer agent fees (Note 4)	32,656	31,435	36,770
Accounting and legal services fees (Note 4)	69,133	82,064	81,151
State registration fees (Note 4)	24,368	24,072	23,897
Professional fees	37,735	39,494	39,391
Printing and postage fees (Note 4)	3,691	4,118	4,827
Custodian fees	12,000	12,000	12,000
Trustees’ fees (Note 4)	5,166	6,111	6,046
Registration and filing fees	27,592	25,453	29,341
Other	8,454	9,005	8,982

Total expenses before reductions and amounts recaptured	827,137	946,384	955,186
Net expense reductions and amounts recaptured (Note 4)	(52,954)	(52,479)	(48,326)

Total expenses	774,183	893,905	906,860

Net investment income	7,196,632	10,596,589	13,170,918

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in affiliated underlying funds	(8,925,464)	(10,024,892)	(14,533,875)
Capital gain distributions received from affiliated underlying funds	1,674,073	2,029,791	1,961,951
	(7,251,391)	(7,995,101)	(12,571,924)
Change in net unrealized appreciation (depreciation) of
Investments in affiliated underlying funds	19,429,008	26,121,187	34,423,179
	19,429,008	26,121,187	34,423,179
Net realized and unrealized gain	12,177,617	18,126,086	21,851,255

Increase in net assets from operations	$19,374,249	$28,722,675	$35,022,173

See notes to financial statements	Annual report | Lifecycle Portfolios	33

F I N A N C I A L    S T A T E M E N T S

Statements of operations For the year ended 8-31-10 Continued

	Lifecycle	Lifecycle
	2015 Portfolio	2010 Portfolio
Investment income

Income distributions received from affiliated underlying funds	$12,190,785	$14,784,472

Expenses

Investment management fees (Note 4)	241,662	246,768
Distribution and service fees (Note 4)	244,980	235,891
Transfer agent fees (Note 4)	26,867	18,051
Accounting and legal services fees (Note 4)	56,696	57,543
State registration fees (Note 4)	24,131	23,982
Professional fees	36,272	35,186
Printing and postage fees	3,027	1,559
Custodian fees	12,000	12,000
Trustees’ fees (Note 4)	4,323	4,184
Registration and filing fees	18,704	33,523
Other	8,052	4,843

Total expenses before reductions and amounts recaptured	676,714	673,530
Net expense reductions and amounts recaptured (Note 4)	(32,340)	(28,037)

Total expenses	644,374	645,493

Net investment income	11,546,411	14,138,979

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in affiliated underlying funds	(12,513,402)	(7,911,987)
Capital gain distributions received from affiliated underlying funds	1,604,587	1,445,483
	(10,908,815)	(6,466,504)
Change in net unrealized appreciation (depreciation) of
Investments in affiliated underlying funds	28,937,745	18,381,694
	28,937,745	18,381,694
Net realized and unrealized gain	18,028,930	11,915,190
Increase in net assets from operations	$29,575,341	$26,054,169

34	Lifecycle Portfolios | Annual report
See notes to financial statements

F I N A N C I A L    S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Portfolios’ net assets have changed during the last two periods. They reflect income less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Portfolio share transactions.

	Lifecycle 2045 Portfolio		Lifecycle 2040 Portfolio

	Year ended 8-31-10	Year ended 8-31-09	Year ended 8-31-10	Year ended 8-31-09

Increase (decrease) in net assets

From operations
Net investment income	$3,536,133	$1,644,829	$3,709,414	$1,855,589
Net realized loss	(2,291,284)	(15,334,198)	(2,941,995)	(14,656,814)
Change in net unrealized appreciation	7,646,002	15,715,759	9,004,898	11,901,094
(depreciation)

Increase (decrease) in net assets	8,890,851	2,026,390	9,772,317	(900,131)
resulting from operations

Distributions to shareholders
From net investment income
Class A	(46,943)	(10,458)	(61,244)	(14,342)
Class B	—	(420)	—	(386)
Class C	—	(336)	—	(577)
Class R	—	(493)	—	(486)
Class R1	(5,561)	(1,521)	(9,129)	(2,070)
Class R2	—	(3,979)	—	(5,309)
Class R3	(3,590)	(1,386)	(13,716)	(8,513)
Class R4	(1,521)	(1,846)	(518)	(1,802)
Class R5	(2,586)	(2,184)	(7,740)	(7,914)
Class 1	(3,415,896)	(1,616,815)	(3,556,663)	(1,817,532)
From net realized gain
Class A	(16,183)	(12,824)	(21,053)	(18,725)
Class B	—	(3,336)	—	(2,792)
Class C	—	(2,669)	—	(4,170)
Class R	—	(1,802)	—	(1,780)
Class R1	(2,179)	(2,924)	(3,564)	(4,167)
Class R2	—	(5,193)	—	(7,363)
Class R3	(1,290)	(2,241)	(4,910)	(14,509)
Class R4	(451)	(2,021)	(153)	(2,106)
Class R5	(635)	(1,806)	(1,903)	(7,037)
Class 1	(865,520)	(1,284,357)	(900,289)	(1,554,222)

Total distributions	(4,362,355)	(2,958,611)	(4,580,882)	(3,475,802)

From Portfolio share transactions	117,893,478	94,759,108	111,915,589	92,043,643
(Note 5)

Total increase	122,421,974	93,826,887	117,107,024	87,667,710

Net assets

Beginning of year	195,182,360	101,355,473	204,260,194	116,592,484

End of year	$317,604,334	$195,182,360	$321,367,218	$204,260,194

Undistributed net investment	$116,438	$56,428	$117,112	$56,790
income

See notes to financial statements	Annual report | Lifecycle Portfolios	35

F I N A N C I A L    S T A T E M E N T S

Statements of changes in net assets Continued

	Lifecycle 2035 Portfolio		Lifecycle 2030 Portfolio

	Year ended 8-31-10	Year ended 8-31-09	Year ended 8-31-10	Year ended 8-31-09

Increase (decrease) in net assets

From operations
Net investment income	$5,075,830	$2,639,001	$7,196,632	$3,689,045
Net realized loss	(4,994,913)	(20,692,683)	(7,251,391)	(29,686,745)
Change in net unrealized appreciation	13,677,597	14,096,384	19,429,008	17,612,315
(depreciation)

Increase (decrease) in net assets	13,758,514	(3,957,298)	19,374,249	(8,385,385)
resulting from operations

Distributions to shareholders
From net investment income
Class A	(77,692)	(21,990)	(131,642)	(38,779)
Class B	—	(728)	—	(1,280)
Class C	—	(473)	—	(1,395)
Class R	—	(427)	—	(705)
Class R1	(9,922)	(2,143)	(14,717)	(3,713)
Class R2	—	(9,865)	—	(13,991)
Class R3	(6,502)	(1,970)	(7,729)	(3,975)
Class R4	(1,545)	(1,116)	(816)	(2,853)
Class R5	(5,264)	(2,251)	(14,368)	(12,166)
Class 1	(4,898,225)	(2,538,747)	(6,495,521)	(3,515,669)
From net realized gain
Class A	(26,515)	(33,645)	(44,054)	(52,607)
Class B	—	(7,217)	—	(7,892)
Class C	—	(4,692)	—	(8,601)
Class R	—	(2,020)	—	(2,620)
Class R1	(3,841)	(5,243)	(5,562)	(7,828)
Class R2	—	(16,273)	—	(20,586)
Class R3	(2,409)	(4,039)	(2,799)	(7,146)
Class R4	(455)	(1,540)	(236)	(3,553)
Class R5	(1,287)	(2,340)	(3,476)	(11,595)
Class 1	(1,233,609)	(2,515,920)	(1,616,531)	(3,176,478)

Total distributions	(6,267,266)	(5,172,639)	(8,337,451)	(6,893,432)

From Portfolio share transactions	137,948,628	122,773,760	182,686,736	150,736,677
(Note 5)

Total increase	145,439,876	113,643,823	193,723,534	135,457,860

Net assets

Beginning of year	280,206,707	166,562,884	363,201,399	227,743,539

End of year	$425,646,583	$280,206,707	$556,924,933	$363,201,399

Undistributed net investment	$173,149	$96,504	$708,749	$177,163
income

36	Lifecycle Portfolios | Annual report	See notes to financial statements

F I N A N C I A L    S T A T E M E N T S

Statements of changes in net assets Continued

	Lifecycle 2025 Portfolio		Lifecycle 2020 Portfolio

	Year ended 8-31-10	Year ended 8-31-09	Year ended 8-31-10	Year ended 8-31-09

Increase (decrease) in net assets

From operations
Net investment income	$10,596,589	$6,080,983	$13,170,918	$7,769,827
Net realized loss	(7,995,101)	(40,257,370)	(12,571,924)	(37,796,929)
Change in net unrealized appreciation	26,121,187	22,174,850	34,423,179	22,924,031
(depreciation)

Increase (decrease) in net assets	28,722,675	(12,001,537)	35,022,173	(7,103,071)
resulting from operations

Distributions to shareholders
From net investment income
Class A	(167,876)	(55,614)	(265,885)	(87,934)
Class B	—	(3,718)	—	(12,077)
Class C	—	(4,283)	—	(12,203)
Class R	—	(1,370)	—	(2,983)
Class R1	(19,923)	(4,877)	(35,124)	(15,191)
Class R2	—	(14,054)	—	(25,119)
Class R3	(12,254)	(6,133)	(16,382)	(14,569)
Class R4	(4,099)	(1,929)	(1,576)	(2,851)
Class R5	(11,407)	(4,829)	(18,259)	(15,829)
Class 1	(9,127,164)	(5,650,644)	(10,678,662)	(6,927,950)
From net realized gain
Class A	(46,480)	(57,069)	(57,599)	(69,552)
Class B	—	(8,816)	—	(16,145)
Class C	—	(10,155)	—	(16,315)
Class R	—	(2,651)	—	(3,567)
Class R1	(6,092)	(6,834)	(8,230)	(14,881)
Class R2	—	(15,422)	—	(20,842)
Class R3	(3,619)	(7,734)	(3,738)	(13,309)
Class R4	(1,008)	(1,874)	(310)	(2,166)
Class R5	(2,401)	(3,812)	(3,165)	(10,298)
Class 1	(1,968,640)	(4,249,654)	(1,887,701)	(4,340,643)

Total distributions	(11,370,963)	(10,111,472)	(12,976,631)	(11,624,424)

From Portfolio share transactions	192,468,570	174,762,244	196,721,121	169,005,348
(Note 5)

Total increase	209,820,282	152,649,235	218,766,663	150,277,853

Net assets

Beginning of year	441,212,469	288,563,234	436,927,253	286,649,400

End of year	$651,032,751	$441,212,469	$655,693,916	$436,927,253

Undistributed net investment	$2,088,551	$834,691	$3,849,947	$1,694,496
income

See notes to financial statements	Annual report | Lifecycle Portfolios	37

F I N A N C I A L    S T A T E M E N T S

Statements of changes in net assets Continued

	Lifecycle 2015 Portfolio		Lifecycle 2010 Portfolio

	Year ended 8-31-10	Year ended 8-31-09	Year ended 8-31-10	Year ended 8-31-09

Increase (decrease) in net assets

From operations
Net investment income	$11,546,411	$7,831,264	$14,138,979	$4,957,500
Net realized loss	(10,908,815)	(29,816,099)	(6,466,504)	(16,389,205)
Change in net unrealized appreciation	28,937,745	15,259,424	18,381,694	6,795,537
(depreciation)

Increase (decrease) in net assets	29,575,341	(6,725,411)	26,054,169	(4,636,168)
resulting from operations

Distributions to shareholders
From net investment income
Class A	(244,190)	(87,624)	(140,404)	(71,326)
Class B	—	(14,400)	—	(5,143)
Class C	—	(18,512)	—	(18,242)
Class R	—	(3,070)	—	(2,294)
Class R1	(20,263)	(6,036)	(8,771)	(3,341)
Class R2	—	(28,173)	—	(29,996)
Class R3	(28,413)	(13,585)	(20,105)	(21,549)
Class R4	(860)	(5,383)	(1,430)	(3,198)
Class R5	(4,495)	(11,672)	(4,780)	(5,241)
Class 1	(9,397,695)	(6,936,637)	(9,970,848)	(4,437,873)
From net realized gain
Class A	(47,258)	(51,765)	(24,119)	(35,183)
Class B	—	(12,116)	—	(3,387)
Class C	—	(15,577)	—	(12,012)
Class R	—	(2,395)	—	(1,409)
Class R1	(4,166)	(4,128)	(1,619)	(1,847)
Class R2	—	(17,153)	—	(15,066)
Class R3	(5,723)	(8,853)	(3,621)	(11,451)
Class R4	(154)	(3,075)	(225)	(1,523)
Class R5	(727)	(5,935)	(667)	(2,261)
Class 1	(1,546,352)	(3,438,900)	(1,415,580)	(1,885,039)

Total distributions	(11,300,296)	(10,684,989)	(11,592,169)	(6,567,381)

From Portfolio share transactions	122,608,205	109,133,693	286,012,763	41,148,342
(Note 5)

Total increase	140,883,250	91,723,293	300,474,763	29,944,793

Net assets

Beginning of year	315,750,270	224,026,977	158,541,479	128,596,686

End of year	$456,633,520	$315,750,270	$459,016,242	$158,541,479

Undistributed net investment	$4,082,871	$2,232,533	$5,507,116	$1,514,823
income

38	Lifecycle Portfolios | Annual report	See notes to financial statements

Financial highlights

These Financial Highlights show how each Portfolio’s net asset value for a share has changed since the end of the previous period.

Lifecycle 2045 Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3,14]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

08-31-2010	7.76	0.07	0.40	0.47	(0.09)	(0.03)	—	(0.12)	8.11	6.00[4]	0.85	0.60[5,6]	0.87	6,026	19
08-31-2009	9.56	0.06	(1.69)	(1.63)	(0.08)	(0.09)	—	(0.17)	7.76	(16.60)[4]	1.90	0.63[5]	0.86	3,488	22
08-31-2008	10.94	0.05	(1.21)	(1.16)	(0.06)	(0.16)	—	(0.22)	9.56	(10.83)[4]	1.61	0.66[5,7]	0.44	1,874	16
08-31-2007[8]	10.00	(0.04)	1.22	1.18	(0.06)	(0.18)	—	(0.24)	10.94	11.97[4,9]	1.94[10,11]	0.62[10,11]	(0.45)[10]	1,348	5

CLASS R1

08-31-2010	7.75	0.07	0.39	0.46	(0.08)	(0.03)	—	(0.11)	8.10	5.88[4]	1.65	0.75[5,12]	0.78	721	19
08-31-2009	9.52	0.06	(1.69)	(1.63)	(0.05)	(0.09)	—	(0.14)	7.75	(16.72)[4]	5.27	0.86[5]	0.87	616	22
08-31-2008	10.92	0.01	(1.19)	(1.18)	(0.06)	(0.16)	—	(0.22)	9.52	(11.05)[4]	12.47	0.89[5,7]	0.08	181	16
08-31-2007[8]	10.00	(0.01)	1.16	1.15	(0.05)	(0.18)	—	(0.23)	10.92	11.68[4,9]	16.68[10,11]	0.87[10,11]	(0.09)[10]	113	5

CLASS R3

08-31-2010	7.76	0.07	0.39	0.46	(0.09)	(0.03)	—	(0.12)	8.10	5.83[4]	2.47	0.65[5,12]	0.84	570	19
08-31-2009	9.53	0.06	(1.68)	(1.62)	(0.06)	(0.09)	—	(0.15)	7.76	(16.58)[4]	6.51	0.76[5]	0.95	259	22
08-31-2008	10.93	0.03	(1.21)	(1.18)	(0.06)	(0.16)	—	(0.22)	9.53	(11.04)[4]	10.48	0.81[5,7]	0.28	283	16
08-31-2007[8]	10.00	—[13]	1.16	1.16	(0.05)	(0.18)	—	(0.23)	10.93	11.80[4,9]	16.45[10,11]	0.80[10,11]	(0.03)[10]	118	5

CLASS R4

08-31-2010	7.78	0.07	0.42	0.49	(0.11)	(0.03)	—	(0.14)	8.13	6.17[4]	3.79	0.40[5,12]	0.82	283	19
08-31-2009	9.57	0.08	(1.70)	(1.62)	(0.08)	(0.09)	—	(0.17)	7.78	(16.35)[4]	6.09	0.48[5]	1.10	324	22
08-31-2008	10.95	0.06	(1.21)	(1.15)	(0.07)	(0.16)	—	(0.23)	9.57	(10.76)[4]	14.15	0.52[5,7]	0.55	142	16
08-31-2007[8]	10.00	0.02	1.17	1.19	(0.06)	(0.18)	—	(0.24)	10.95	12.06[4,9]	16.32[10,11]	0.52[10,11]	0.26[10]	112	5

CLASS R5

08-31-2010	7.80	0.13	0.39	0.52	(0.13)	(0.03)	—	(0.16)	8.16	6.55[4]	3.49	0.10[5,12]	1.50	218	19
08-31-2009	9.61	0.11	(1.72)	(1.61)	(0.11)	(0.09)	—	(0.20)	7.80	(16.12)[4]	7.40	0.19[5]	1.60	216	22
08-31-2008	10.97	0.08	(1.20)	(1.12)	(0.08)	(0.16)	—	(0.24)	9.61	(10.47)[4]	12.02	0.24[5,7]	0.72	161	16
08-31-2007[8]	10.00	0.05	1.16	1.21	(0.06)	(0.18)	—	(0.24)	10.97	12.32[4,9]	16.02[10,11]	0.23[10,11]	0.55[10]	112	5

CLASS 1

08-31-2010	7.80	0.11	0.39	0.50	(0.12)	(0.03)	—	(0.15)	8.15	6.38[4]	0.16	0.15[5]	1.32	309,787	19
08-31-2009	9.61	0.10	(1.70)	(1.60)	(0.12)	(0.09)	—	(0.21)	7.80	(16.06)[4]	0.19	0.19[5]	1.40	190,278	22
08-31-2008	10.97	0.06	(1.18)	(1.12)	(0.08)	(0.16)	—	(0.24)	9.61	(10.47)[4]	0.24	0.20[5]	0.59	97,667	16
08-31-2007[8]	10.00	(0.01)	1.23	1.22	(0.07)	(0.18)	—	(0.25)	10.97	12.32[4,9]	0.64[10,11]	0.20[10,11]	(0.15)[10]	23,187	5

See notes to financial statements	Annual report | Lifecycle Portfolios	39

Financial highlights

Continued

Lifecycle 2045 Portfolio continued

1 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2 Based on the average daily shares outstanding.
3 Assumes dividend reinvestment (if applicable).
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48%–1.17%, 0.49%–1.31% and 0.49%–1.13% for the periods ended 8-31-10, 8-31-09 and 8-31-08, respectively.
6 Includes small account fee credits of 0.02% of average net assets.
7 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
8 The inception date for Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares is 10-30-06.
9 Not annualized.
10 Annualized.
11 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
12 Includes the impact of expense recapture which amounted to 0.08%, 0.07%, 0.17% and 0.17% of average net assets for Class R1, Class R3, Class R4 and Class R5 shares, respectively, for the year ended 8-31-10. See Note 4.
13 Less than $0.005 per share.
14 Does not reflect the effect of sales charges, if any.

Lifecycle 2040 Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3,14]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

08-31-2010	7.77	0.08	0.39	0.47	(0.09)	(0.03)	—	(0.12)	8.12	6.00[4]	0.74	0.60[5,11,12]	0.91	6,843	20
08-31-2009	9.56	0.06	(1.67)	(1.61)	(0.08)	(0.10)	—	(0.18)	7.77	(16.33)[4]	1.61	0.63[5]	0.90	4,434	20
08-31-2008	10.96	0.05	(1.22)	(1.17)	(0.07)	(0.16)	—	(0.23)	9.56	(10.92)[4]	2.15	0.65[5,6]	0.49	1,257	16
08-31-2007[7]	10.00	(0.02)	1.20	1.18	(0.05)	(0.17)	—	(0.22)	10.96	11.99[4,8]	3.15[9,10]	0.62[9,10]	(0.18)[9]	584	3

CLASS R1

08-31-2010	7.76	0.06	0.39	0.45	(0.08)	(0.03)	—	(0.11)	8.10	5.75	1.34	0.75[5,11]	0.70	1,190	20
08-31-2009	9.53	0.07	(1.69)	(1.62)	(0.05)	(0.10)	—	(0.15)	7.76	(16.54)[4]	4.57	0.85[5]	0.98	728	20
08-31-2008	10.94	0.01	(1.20)	(1.19)	(0.06)	(0.16)	—	(0.22)	9.53	(11.05)[4]	9.48	0.89[5,6]	0.09	200	16
08-31-2007[7]	10.00	(0.01)	1.17	1.16	(0.05)	(0.17)	—	(0.22)	10.94	11.70[4,8]	16.61[9,10]	0.87[9,10]	(0.09)[9]	112	3

CLASS R3

08-31-2010	7.75	0.08	0.39	0.47	(0.09)	(0.03)	—	(0.12)	8.10	5.97[4]	1.25	0.65[5,11]	0.90	1,547	20
08-31-2009	9.53	0.08	(1.70)	(1.62)	(0.06)	(0.10)	—	(0.16)	7.75	(16.52)[4]	1.96	0.76[5]	1.14	1,271	20
08-31-2008	10.95	0.01	(1.21)	(1.20)	(0.06)	(0.16)	—	(0.22)	9.53	(11.14)[4]	5.48	0.83[5,6]	0.06	1,181	16
08-31-2007[7]	10.00	(0.01)	1.18	1.17	(0.05)	(0.17)	—	(0.22)	10.95	11.82[4,8]	15.59[9,10]	0.80[9,10]	(0.07)[9]	141	3

CLASS R4

08-31-2010	7.78	0.04	0.45	0.49	(0.11)	(0.03)	—	(0.14)	8.13	6.18[4]	6.62	0.40[5,11]	0.53	156	20
08-31-2009	9.58	0.08	(1.69)	(1.61)	(0.09)	(0.10)	—	(0.19)	7.78	(16.28)[4]	6.79	0.48[5]	1.21	253	20
08-31-2008	10.97	0.04	(1.20)	(1.16)	(0.07)	(0.16)	—	(0.23)	9.58	(10.76)[4]	11.68	0.53[5,6]	0.40	173	16
08-31-2007[7]	10.00	0.02	1.17	1.19	(0.05)	(0.17)	—	(0.22)	10.97	12.07[4,8]	16.23[9,10]	0.52[9,10]	0.26[9]	112	3

CLASS R5

08-31-2010	7.80	0.14	0.38	0.52	(0.13)	(0.03)	—	(0.16)	8.16	6.56[4]	1.52	0.10[5,11]	1.64	456	20
08-31-2009	9.62	0.12	(1.73)	(1.61)	(0.11)	(0.10)	—	(0.21)	7.80	(16.05)[4]	2.54	0.19[5]	1.80	561	20
08-31-2008	10.99	0.05	(1.18)	(1.13)	(0.08)	(0.16)	—	(0.24)	9.62	(10.48)[4]	7.95	0.24[5,6]	0.48	633	16
08-31-2007[7]	10.00	0.05	1.17	1.22	(0.06)	(0.17)	—	(0.23)	10.99	12.33[4,8]	15.71[9,10]	0.23[9,10]	0.53[9]	115	3

40	Lifecycle Portfolios | Annual report
See notes to financial statements

Financial highlights

Continued

Lifecycle 2040 Portfolio continued
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3,14]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS 1

08-31-2010	7.79	0.11	0.40	0.51	(0.12)	(0.03)	—	(0.15)	8.15	6.52[4]	0.16	0.15[5]	1.34	311,176	20
08-31-2009	9.62	0.10	(1.71)	(1.61)	(0.12)	(0.10)	—	(0.22)	7.79	(16.09)[4]	0.18	0.18[5]	1.46	197,012	20
08-31-2008	10.99	0.06	(1.19)	(1.13)	(0.08)	(0.16)	—	(0.24)	9.62	(10.48)[4]	0.22	0.20[5]	0.61	111,814	16
08-31-2007[7]	10.00	(0.01)	1.23	1.22	(0.06)	(0.17)	—	(0.23)	10.99	12.34[4,8]	0.62[9,10]	0.20[9,10]	(0.16)[9]	25,954	3

1 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2 Based on the average daily shares outstanding.
3 Assumes dividend reinvestment (if applicable).
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48%–1.17%, 0.49%–1.31% and 0.49%–1.13% for the periods ended 8-31-10, 8-31-09 and 8-31-08, respectively.
6 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
7 The inception date for Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares is 10-30-06.
8 Not annualized.
9 Annualized.
10 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
11 Includes the impact of expense recapture which amounted to 0.01%, 0.03%, less than 0.005%, 0.31% and 0.05% of average net assets for Class A, Class R1, Class R3, Class R4 and Class R5 shares, respectively, for the year ended 8-31-10. See Note 4.
12 Includes small account fee credits of 0.01% of average net assets.
13 Does not reflect the effect of sales charges, if any.

Lifecycle 2035 Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3,14]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

08-31-2010	7.79	0.07	0.40	0.47	(0.09)	(0.03)	—	(0.12)	8.14	6.00[4]	0.70	0.60[5,12,13]	0.88	8,883	20
08-31-2009	9.61	0.07	(1.70)	(1.63)	(0.08)	(0.11)	—	(0.19)	7.79	(16.39)[4]	1.29	0.62[5]	1.06	5,950	20
08-31-2008	11.02	0.02	(1.20)	(1.18)	(0.08)	(0.15)	—	(0.23)	9.61	(10.93)[4]	1.80	0.64[5,6]	0.20	2,132	14
08-31-2007[7]	10.00	(0.02)	1.20	1.18	(0.04)	(0.12)	—	(0.16)	11.02	11.92[4,8]	2.47[9,10]	0.62[9,10]	(0.20)[9]	610	4

CLASS R1

08-31-2010	7.79	0.06	0.39	0.45	(0.08)	(0.03)	—	(0.11)	8.13	5.74[4]	1.32	0.75[5,12]	0.75	1,453	20
08-31-2009	9.58	0.08	(1.71)	(1.63)	(0.05)	(0.11)	—	(0.16)	7.79	(16.50)[4]	4.49	0.84[5]	1.13	647	20
08-31-2008	11.00	—[11]	(1.19)	(1.19)	(0.08)	(0.15)	—	(0.23)	9.58	(11.06)[4]	10.40	0.88[5,6]	(0.02)	177	14
08-31-2007[7]	10.00	—[11]	1.15	1.15	(0.03)	(0.12)	—	(0.15)	11.00	11.62[4,8]	16.29[9,10]	0.86[9,10]	0.01[9]	112	4

CLASS R3

08-31-2010	7.79	0.05	0.42	0.47	(0.09)	(0.03)	—	(0.12)	8.14	5.91[4]	1.53	0.70[5,12]	0.59	1,167	20
08-31-2009	9.59	0.06	(1.69)	(1.63)	(0.06)	(0.11)	—	(0.17)	7.79	(16.47)[4]	4.47	0.77[5]	0.84	451	20
08-31-2008	11.01	0.02	(1.21)	(1.19)	(0.08)	(0.15)	—	(0.23)	9.59	(11.05)[4]	9.94	0.81[5,6]	0.24	278	14
08-31-2007[7]	10.00	0.01	1.15	1.16	(0.03)	(0.12)	—	(0.15)	11.01	11.74[4,8]	16.22[9,10]	0.79[9,10]	0.08[9]	112	4

See notes to financial statements	Annual report | Lifecycle Portfolios	41

Financial highlights

Continued

Lifecycle 2035 Portfolio continued
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3,14]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS R4

08-31-2010	7.81	0.04	0.47	0.51	(0.11)	(0.03)	—	(0.14)	8.18	6.43[4]	2.65	0.40[5,12]	0.47	574	20
08-31-2009	9.63	0.07	(1.69)	(1.62)	(0.09)	(0.11)	—	(0.20)	7.81	(16.24)[4]	9.27	0.47[5]	1.06	182	20
08-31-2008	11.03	0.04	(1.20)	(1.16)	(0.09)	(0.15)	—	(0.24)	9.63	(10.77)[4]	11.02	0.52[5,6]	0.41	219	14
08-31-2007[7]	10.00	0.03	1.16	1.19	(0.04)	(0.12)	—	(0.16)	11.03	12.00[4,8]	15.92[9,10]	0.50[9,10]	0.36[9]	112	4

CLASS R5

08-31-2010	7.83	0.16	0.36	0.52	(0.13)	(0.03)	—	(0.16)	8.19	6.55[4]	2.52	0.10[5,12]	1.93	281	20
08-31-2009	9.67	0.11	(1.72)	(1.61)	(0.12)	(0.11)	—	(0.23)	7.83	(16.01)[4]	7.18	0.17[5]	1.61	199	20
08-31-2008	11.05	0.08	(1.21)	(1.13)	(0.10)	(0.15)	—	(0.25)	9.67	(10.49)[4]	11.07	0.23[5,6]	0.78	149	14
08-31-2007[7]	10.00	0.06	1.15	1.21	(0.04)	(0.12)	—	(0.16)	11.05	12.26[4,8]	15.08[9,10]	0.22[9,10]	0.62[9]	119	4

CLASS 1

08-31-2010	7.83	0.12	0.39	0.51	(0.13)	(0.03)	—	(0.16)	8.18	6.38[4]	0.15	0.15[5]	1.36	413,289	20
08-31-2009	9.68	0.10	(1.72)	(1.62)	(0.12)	(0.11)	—	(0.23)	7.83	(16.02)[4]	0.17	0.17[5]	1.49	272,778	20
08-31-2008	11.05	0.07	(1.19)	(1.12)	(0.10)	(0.15)	—	(0.25)	9.68	(10.40)[4]	0.19	0.19[5]	0.66	161,263	14
08-31-2007[7]	10.00	(0.01)	1.23	1.22	(0.05)	(0.12)	—	(0.17)	11.05	12.27[4,8]	0.45[9,10]	0.20[9,10]	(0.06)[9]	39,674	4

1 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2 Based on the average daily shares outstanding.
3 Assumes dividend reinvestment (if applicable).
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48%–1.17%, 0.49%–1.31% and 0.49%–1.13% for the periods ended 8-31-10, 8-31-09 and 8-31-08, respectively.
6 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
7 The inception date for Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares is 10-30-06.
8 Not annualized.
9 Annualized.
10 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
11 Less than $0.005 per share.
12 Includes the impact of expense recapture which amounted to 0.01%, 0.03%, 0.03%, 0.12% and 0.12% of average net assets for Class A, Class R1, Class R3, Class R4 and Class R5 shares, respectively, for the year ended 8-31-10. See Note 4.
13 Includes small account fee credits of 0.01% of average net assets.
14 Does not reflect the effect of sales charges, if any.

42	Lifecycle Portfolios | Annual report
See notes to financial statements

Financial highlights

Continued

Lifecycle 2030 Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3,14]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

08-31-2010	7.76	0.09	0.40	0.49	(0.09)	(0.03)	—	(0.12)	8.13	6.31[4]	0.66	0.59[5,11]	1.04	14,723	21
08-31-2009	9.57	0.08	(1.70)	(1.62)	(0.08)	(0.11)	—	(0.19)	7.76	(16.36)[4]	1.06	0.61[5]	1.13	9,351	23
08-31-2008	10.91	0.04	(1.18)	(1.14)	(0.07)	(0.13)	—	(0.20)	9.57	(10.66)[4]	1.33	0.63[5,6]	0.43	3,345	10
08-31-2007[7]	10.00	(0.02)	1.14	1.12	(0.06)	(0.15)	—	(0.21)	10.91	11.38[4,8]	2.02[9,10]	0.63[9,10]	(0.23)[9]	1,135	3

CLASS R1

08-31-2010	7.74	0.07	0.40	0.47	(0.08)	(0.03)	—	(0.11)	8.10	6.06[4]	1.16	0.74[5,11]	0.81	1,812	21
08-31-2009	9.52	0.07	(1.69)	(1.62)	(0.05)	(0.11)	—	(0.16)	7.74	(16.52)[4]	3.04	0.83[5]	1.04	1,245	23
08-31-2008	10.88	—[12]	(1.17)	(1.17)	(0.06)	(0.13)	—	(0.19)	9.52	(10.92)[4]	8.40	0.88[5,6]	0.02	320	10
08-31-2007[7]	10.00	0.01	1.08	1.09	(0.06)	(0.15)	—	(0.21)	10.88	10.98[4,8]	16.24[9,10]	0.86[9,10]	0.12[9]	112	3

CLASS R3

08-31-2010	7.75	0.06	0.42	0.48	(0.09)	(0.03)	—	(0.12)	8.11	6.10[4]	1.39	0.69[5,11]	0.67	1,615	21
08-31-2009	9.53	0.08	(1.69)	(1.61)	(0.06)	(0.11)	—	(0.17)	7.75	(16.38)[4]	3.09	0.76[5]	1.12	609	23
08-31-2008	10.88	0.08	(1.24)	(1.16)	(0.06)	(0.13)	—	(0.19)	9.53	(10.83)[4]	4.24	0.78[5,6]	0.76	676	10
08-31-2007[7]	10.00	0.02	1.07	1.09	(0.06)	(0.15)	—	(0.21)	10.88	11.00[4,8,13]	16.18[9,10]	0.79[9,10]	0.19[9]	112	3

CLASS R4

08-31-2010	7.76	0.06	0.44	0.50	(0.11)	(0.03)	—	(0.14)	8.12	6.37[4]	5.08	0.39[5,11]	0.76	106	21
08-31-2009	9.55	0.10	(1.69)	(1.59)	(0.09)	(0.11)	—	(0.20)	7.76	(16.08)[4]	5.43	0.45[5]	1.52	360	23
08-31-2008	10.91	0.08	(1.22)	(1.14)	(0.09)	(0.13)	—	(0.22)	9.55	(10.66)[4]	14.83	0.49[5,6]	0.79	115	10
08-31-2007[7]	10.00	0.04	1.08	1.12	(0.06)	(0.15)	—	(0.21)	10.91	11.36[4,8,13]	15.88[9,10]	0.50[9,10]	0.47[9]	111	3

CLASS R5

08-31-2010	7.76	0.15	0.38	0.53	(0.13)	(0.03)	—	(0.16)	8.13	6.76[4]	0.96	0.09[5,11]	1.82	724	21
08-31-2009	9.57	0.12	(1.71)	(1.59)	(0.11)	(0.11)	—	(0.22)	7.76	(15.88)[4]	1.61	0.17[5]	1.77	979	23
08-31-2008	10.93	0.04	(1.15)	(1.11)	(0.12)	(0.13)	—	(0.25)	9.57	(10.41)[4]	6.18	0.24[5,6]	0.42	1,002	10
08-31-2007[7]	10.00	0.07	1.08	1.15	(0.07)	(0.15)	—	(0.22)	10.93	11.62[4,8,13]	15.57[9,10]	0.22[9,10]	0.76[9]	112	3

CLASS 1

08-31-2010	7.75	0.12	0.41	0.53	(0.13)	(0.03)	—	(0.16)	8.12	6.72[4]	0.15	0.14[5]	1.48	537,945	21
08-31-2009	9.57	0.11	(1.70)	(1.59)	(0.12)	(0.11)	—	(0.23)	7.75	(15.90)	0.16	0.16[5]	1.58	350,658	23
08-31-2008	10.93	0.08	(1.19)	(1.11)	(0.12)	(0.13)	—	(0.25)	9.57	(10.41)	0.18	0.18[5]	0.75	219,711	10
08-31-2007[7]	10.00	0.01	1.14	1.15	(0.07)	(0.15)	—	(0.22)	10.93	11.63[4,8]	0.38[9,10]	0.20[9,10]	0.12[9]	50,070	3

1 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2 Based on the average daily shares outstanding.
3 Assumes dividend reinvestment (if applicable).
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: and 0.48%–1.17%, 0.49%–1.31% and 0.49%–1.13% for the periods ended 8-31-10, 8-31-09 and 8-31-08, respectively.
6 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
7 The inception date for Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares is 10-30-06.
8 Not annualized.
9 Annualized.
10 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
11 Includes the impact of expense recapture which amounted to 0.01%, 0.01%, 0.02%, 0.22% and 0.02% of average net assets for Class A, Class R1, Class R3, Class R4 and Class R5 shares, respectively, for the year ended 8-31-10. See Note 4.
12 Less than $0.005 per share.
13 The Adviser made a payment to the Portfolio of $1,696. Excluding this payment, total returns would have been 11.00%, 11.26% and 11.52% for Class R3, Class R4 and Class R5, respectively. There was no effect to the total returns for Class A, Class R1 and Class 1.
14 Does not reflect the effect of sales charges, if any.

See notes to financial statements	Annual report | Lifecycle Portfolios	43

Financial highlights

Continued

Lifecycle 2025 Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3,14]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

08-31-2010	7.87	0.12	0.44	0.56	(0.12)	(0.03)	—	(0.15)	8.28	7.02[4]	0.64	0.59[5,12]	1.37	14,515	22
08-31-2009	9.57	0.11	(1.58)	(1.47)	(0.12)	(0.11)	—	(0.23)	7.87	(14.74)[4]	0.98	0.61[5]	1.59	9,419	25
08-31-2008	10.85	0.05	(1.12)	(1.07)	(0.08)	(0.13)	—	(0.21)	9.57	(10.08)[4]	1.49	0.62[5,6]	0.52	3,604	9
08-31-2007[7]	10.00	0.02	1.03	1.05	(0.07)	(0.13)	—	(0.20)	10.85	10.57[4,8]	2.25[10,11]	0.63[10,11]	0.19[10]	661	3

CLASS R1

08-31-2010	7.84	0.11	0.44	0.55	(0.11)	(0.03)	—	(0.14)	8.25	6.91[4]	1.21	0.74[5,12]	1.33	1,771	22
08-31-2009	9.52	0.09	(1.57)	(1.48)	(0.09)	(0.11)	—	(0.20)	7.84	(15.01)[4]	3.27	0.82[5]	1.40	1,197	25
08-31-2008	10.83	0.03	(1.14)	(1.11)	(0.07)	(0.13)	—	(0.20)	9.52	(10.42)[4]	8.37	0.87[5,6]	0.27	285	9
08-31-2007[7]	10.00	0.03	0.99	1.02	(0.06)	(0.13)	—	(0.19)	10.83	10.28[4,8]	16.14[10,11]	0.87[10,11]	0.35[10]	111	3

CLASS R3

08-31-2010	7.85	0.08	0.46	0.54	(0.11)	(0.03)	—	(0.14)	8.25	6.82[4]	1.26	0.69[5,12]	0.97	1,937	22
08-31-2009	9.53	0.06	(1.53)	(1.47)	(0.10)	(0.11)	—	(0.21)	7.85	(14.87)[4]	2.11	0.75[5]	0.87	1,381	25
08-31-2008	10.84	0.13	(1.24)	(1.11)	(0.07)	(0.13)	—	(0.20)	9.53	(10.41)[4]	5.37	0.78[5,6]	1.22	456	9
08-31-2007[7]	10.00	0.03	1.00	1.03	(0.06)	(0.13)	—	(0.19)	10.84	10.40[4,8]	14.43[10,11]	0.81[10,11]	0.34[10]	186	3

CLASS R4

08-31-2010	7.85	0.11	0.47	0.58	(0.13)	(0.03)	—	(0.16)	8.27	7.35[4]	2.10	0.39[5,12]	1.32	660	22
08-31-2009	9.55	0.11	(1.58)	(1.47)	(0.12)	(0.11)	—	(0.23)	7.85	(14.68)[4]	7.64	0.45[5]	1.56	260	25
08-31-2008	10.86	0.09	(1.17)	(1.08)	(0.10)	(0.13)	—	(0.23)	9.55	(10.16)[4]	11.76	0.49[5,6]	0.90	207	9
08-31-2007[7]	10.00	0.06	0.99	1.05	(0.06)	(0.13)	—	(0.19)	10.86	10.65[4,8]	15.77[10,11]	0.52[10,11]	0.70[10]	111	3

CLASS R5

08-31-2010	7.86	0.17	0.42	0.59	(0.15)	(0.03)	—	(0.18)	8.27	7.48[4]	1.20	0.09[5,12]	1.97	831	22
08-31-2009	9.57	0.14	(1.59)	(1.45)	(0.15)	(0.11)	—	(0.26)	7.86	(14.38)[4]	4.27	0.16[5]	2.08	339	25
08-31-2008	10.88	0.09	(1.14)	(1.05)	(0.13)	(0.13)	—	(0.26)	9.57	(9.91)[4]	7.87	0.21[5,6]	0.92	285	9
08-31-2007[7]	10.00	0.09	0.99	1.08	(0.07)	(0.13)	—	(0.20)	10.88	10.91[4,8,9]	15.34[10,11]	0.23[10,11]	0.98[10]	113	3

CLASS 1

08-31-2010	7.86	0.16	0.43	0.59	(0.15)	(0.03)	—	(0.18)	8.27	7.44[4]	0.14	0.14[5]	1.83	631,319	22
08-31-2009	9.58	0.14	(1.59)	(1.45)	(0.16)	(0.11)	—	(0.27)	7.86	(14.37)[4]	0.16	0.16[5]	2.08	428,618	25
08-31-2008	10.88	0.11	(1.15)	(1.04)	(0.13)	(0.13)	—	(0.26)	9.58	(9.81)[4]	0.17	0.17[5,6]	1.08	280,532	9
08-31-2007[7]	10.00	0.04	1.04	1.08	(0.07)	(0.13)	—	(0.20)	10.88	10.93[4,8]	0.31[10,11]	0.20[10,11]	0.39[10]	67,149	3

1 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2 Based on the average daily shares outstanding.
3 Assumes dividend reinvestment (if applicable).
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48%–1.17% , 0.49%–1.31% and 0.49%–1.13% for the periods ended 8-31-10, 8-31-09 and 8-31-08, respectively.
6 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
7 The inception date for Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares is 10-30-06.
8 Not annualized.
9 The Adviser made a payment to the Portfolio of $2,707. Excluding this payment, total returns would have been 10.91% for Class R5. There was no effect to the total returns for Class A, Class R1, Class R3, Class R4 and Class 1.
10 Annualized.
11 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
12 Includes the impact of expense recapture which amounted to 0.01%, 0.01%, 0.01%, 0.08% and 0.04% of average net assets for Class A, Class R1, Class R3, Class R4 and Class R5 shares, respectively, for the year ended 8-31-10. See Note 4.
13 Does not reflect the effect of sales charges, if any.

44	Lifecycle Portfolios | Annual report	See notes to financial statements

Financial highlights

Continued

Lifecycle 2020 Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3,14]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

08-31-2010	8.06	0.17	0.47	0.64	(0.15)	(0.03)	—	(0.18)	8.52	7.91[4]	0.63	0.59[5,6]	1.92	18,528	23
08-31-2009	9.65	0.14	(1.45)	(1.31)	(0.16)	(0.12)	—	(0.28)	8.06	(12.75)[4]	0.86	0.61[5]	2.06	13,067	26
08-31-2008	10.80	0.12	(1.05)	(0.93)	(0.11)	(0.11)	—	(0.22)	9.65	(8.82)[4]	1.15	0.62[5,7]	1.18	4,285	10
08-31-2007[8]	10.00	0.04	0.94	0.98	(0.07)	(0.11)	—	(0.18)	10.80	9.87[4,9]	1.59[11,12]	0.64[11,12]	0.49[11]	1,491	7

CLASS R1

08-31-2010	8.04	0.15	0.49	0.64	(0.14)	(0.03)	—	(0.17)	8.51	7.92[4]	1.12	0.74[5,6]	1.77	1,859	23
08-31-2009	9.61	0.15	(1.47)	(1.32)	(0.13)	(0.12)	—	(0.25)	8.04	(13.00)[4]	2.11	0.83[5]	2.14	1,675	26
08-31-2008	10.78	0.08	(1.04)	(0.96)	(0.10)	(0.11)	—	(0.21)	9.61	(9.07)[4]	9.71	0.86[5,7]	0.77	250	10
08-31-2007[8]	10.00	0.07	0.88	0.95	(0.06)	(0.11)	—	(0.17)	10.78	9.58[4,9,10]	16.14[11,12]	0.87[11,12]	0.74[11]	110	7

CLASS R3

08-31-2010	8.04	0.12	0.52	0.64	(0.14)	(0.03)	—	(0.17)	8.51	7.96[4]	1.17	0.69[5,6]	1.38	2,817	23
08-31-2009	9.62	0.16	(1.48)	(1.32)	(0.14)	(0.12)	—	(0.26)	8.04	(12.97)[4]	2.29	0.76[5]	2.37	895	26
08-31-2008	10.78	0.15	(1.10)	(0.95)	(0.10)	(0.11)	—	(0.21)	9.62	(8.98)[4]	3.97	0.78[5,7]	1.48	825	10
08-31-2007[8]	10.00	0.07	0.88	0.95	(0.06)	(0.11)	—	(0.17)	10.78	9.59[4,9]	15.58[11,12]	0.80[11,12]	0.80[11]	126	7

CLASS R4

08-31-2010	8.05	0.16	0.50	0.66	(0.17)	(0.03)	—	(0.20)	8.51	8.11[4]	5.26	0.39[5,6]	1.90	151	23
08-31-2009	9.64	0.16	(1.46)	(1.30)	(0.17)	(0.12)	—	(0.29)	8.05	(12.68)[4]	7.25	0.45[5]	2.24	255	26
08-31-2008	10.80	0.16	(1.08)	(0.92)	(0.13)	(0.11)	—	(0.24)	9.64	(8.72)[4]	13.87	0.48[5,7]	1.50	138	10
08-31-2007[8]	10.00	0.10	0.88	0.98	(0.07)	(0.11)	—	(0.18)	10.80	9.85[4,9]	15.75[11,12]	0.52[11,12]	1.09[11]	110	7

CLASS R5

08-31-2010	8.06	0.21	0.48	0.69	(0.19)	(0.03)	—	(0.22)	8.53	8.50[4]	0.93	0.09[5,6]	2.44	668	23
08-31-2009	9.66	0.20	(1.48)	(1.28)	(0.20)	(0.12)	—	(0.32)	8.06	(12.38)[4]	1.96	0.16[5]	2.92	759	26
08-31-2008	10.82	0.19	(1.08)	(0.89)	(0.16)	(0.11)	—	(0.27)	9.66	(8.47)[4]	6.46	0.21[5,7]	1.83	758	10
08-31-2007[8]	10.00	0.10	0.90	1.00	(0.07)	(0.11)	—	(0.18)	10.82	10.11[4,9]	8.22[11,12]	0.23[11,12]	1.08[11]	272	7

CLASS 1

08-31-2010	8.06	0.20	0.49	0.69	(0.19)	(0.03)	—	(0.22)	8.53	8.45[4]	0.14	0.14[5]	2.30	631,670	23
08-31-2009	9.67	0.19	(1.48)	(1.29)	(0.20)	(0.12)	—	(0.32)	8.06	(12.38)[4]	0.16	0.16[5]	2.67	420,276	26
08-31-2008	10.82	0.15	(1.03)	(0.88)	(0.16)	(0.11)	—	(0.27)	9.67	(8.38)[4]	0.17	0.17[5,7]	1.49	276,252	10
08-31-2007[8]	10.00	0.07	0.93	1.00	(0.07)	(0.11)	—	(0.18)	10.82	10.22[4,9,10]	0.32[11,12]	0.20[11,12]	0.78[11]	64,901	7

1 Recognition ofnet investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2 Based on the average daily shares outstanding.
3 Assumes dividend reinvestment (if applicable).
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48%–1.17%, 0.49%–1.25% and 0.49%–1.13% for the periods ended 8-31-10, 8-31-09 and 8-31-08, respectively.
6 Includes the impact of expense recapture which amounted to 0.02%, less than 0.005%, 0.01%, 0.28% and 0.02% of average net assets for Class A, Class R1, Class R3, Class R4 and Class R5 shares, respectively, for the year ended 8-31-10. See Note 4.
7 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
8 The inception date for Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares is 10-30-06.
9 Not annualized.
10 The Adviser made a payment to the Portfolio of $2,881. Excluding this payment, total returns would have been 9.48% for Class R1 shares. There was no effect to the total returns for Class A, Class R3, Class R4, Class R5 and Class 1.
11 Annualized.
12 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
13 Does not reflect the effect of sales charges, if any.

See notes to financial statements	Annual report | Lifecycle Portfolios	45

Financial highlights

Continued

Lifecycle 2015 Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3,14]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

08-31-2010	8.17	0.22	0.50	0.72	(0.19)	(0.04)	—	(0.23)	8.66	8.82[4]	0.64	0.59[5,11]	2.49	13,255	26
08-31-2009	9.66	0.21	(1.36)	(1.15)	(0.21)	(0.13)	—	(0.34)	8.17	(10.91)[4]	1.03	0.61[5]	2.96	8,596	28
08-31-2008	10.65	0.18	(0.92)	(0.74)	(0.14)	(0.11)	—	(0.25)	9.66	(7.16)[4]	1.43	0.63[5,6]	1.74	2,776	10
08-31-2007[7]	10.00	0.07	0.76	0.83	(0.09)	(0.09)	—	(0.18)	10.65	8.37[4,8]	2.19[9,10]	0.63[9,10]	0.86[9]	836	9

CLASS R1

08-31-2010	8.15	0.20	0.51	0.71	(0.18)	(0.04)	—	(0.22)	8.64	8.69[4]	1.36	0.74[5,11]	2.32	1,267	26
08-31-2009	9.62	0.20	(1.35)	(1.15)	(0.19)	(0.13)	—	(0.32)	8.15	(11.15)[4]	5.13	0.83[5]	2.79	762	28
08-31-2008	10.63	0.16	(0.93)	(0.77)	(0.13)	(0.11)	—	(0.24)	9.62	(7.41)[4]	8.84	0.86[5,6]	1.61	207	10
08-31-2007[7]	10.00	0.11	0.69	0.80	(0.08)	(0.09)	—	(0.17)	10.63	8.08[4,8,12]	16.47[9,10]	0.87[9,10]	1.21[9]	108	9

CLASS R3

08-31-2010	8.15	0.21	0.50	0.71	(0.18)	(0.04)	—	(0.22)	8.64	8.74[4]	1.29	0.69[5,11]	2.40	1,780	26
08-31-2009	9.63	0.20	(1.36)	(1.16)	(0.19)	(0.13)	—	(0.32)	8.15	(11.12)[4]	2.59	0.77[5]	2.81	763	28
08-31-2008	10.63	0.15	(0.91)	(0.76)	(0.13)	(0.11)	—	(0.24)	9.63	(7.32)[4]	6.20	0.81[5,6]	1.48	693	10
08-31-2007[7]	10.00	0.11	0.69	0.80	(0.08)	(0.09)	—	(0.17)	10.63	8.10[4,8]	16.38[9,10]	0.80[9,10]	1.28[9]	108	9

CLASS R4

08-31-2010	8.16	0.24	0.50	0.74	(0.21)	(0.04)	—	(0.25)	8.65	9.01[4]	7.11	0.39[5,11]	2.74	64	26
08-31-2009	9.65	0.21	(1.35)	(1.14)	(0.22)	(0.13)	—	(0.35)	8.16	(10.83)[4]	5.34	0.46[5]	3.00	355	28
08-31-2008	10.65	0.21	(0.94)	(0.73)	(0.16)	(0.11)	—	(0.27)	9.65	(7.06)[4]	12.64	0.50[5,6]	2.02	172	10
08-31-2007[7]	10.00	0.14	0.69	0.83	(0.09)	(0.09)	—	(0.18)	10.65	8.35[4,8]	16.08[9,10]	0.52[9,10]	1.56[9]	108	9

CLASS R5

08-31-2010	8.17	0.25	0.52	0.77	(0.23)	(0.04)	—	(0.27)	8.67	9.41[4]	3.42	0.09[5,11]	2.81	273	26
08-31-2009	9.67	0.36	(1.48)	(1.12)	(0.25)	(0.13)	—	(0.38)	8.17	(10.53)[4]	5.04	0.20[5]	4.98	103	28
08-31-2008	10.67	0.18	(0.88)	(0.70)	(0.19)	(0.11)	—	(0.30)	9.67	(6.81)[4]	5.09	0.22[5,6]	1.81	464	10
08-31-2007[7]	10.00	0.16	0.69	0.85	(0.09)	(0.09)	—	(0.18)	10.67	8.61[4,8]	15.77[9,10]	0.23[9,10]	1.84[9]	109	9

CLASS 1

08-31-2010	8.17	0.25	0.52	0.77	(0.23)	(0.04)	—	(0.27)	8.67	9.36[4]	0.14	0.14[5]	2.88	439,994	26
08-31-2009	9.68	0.25	(1.37)	(1.12)	(0.26)	(0.13)	—	(0.39)	8.17	(10.54)[4]	0.16	0.16[5]	3.51	305,171	28
08-31-2008	10.68	0.21	(0.91)	(0.70)	(0.19)	(0.11)	—	(0.30)	9.68	(6.80)[4]	0.18	0.18[5]	2.12	216,679	10
08-31-2007[7]	10.00	0.10	0.76	0.86	(0.09)	(0.09)	—	(0.18)	10.68	8.72[4,8]	0.36[9,10]	0.20[9,10]	1.19[9]	55,723	9

1 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2 Based on the average daily shares outstanding.
3 Assumes dividend reinvestment (if applicable).
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48%–1.17%, 0.49%–1.18% and 0.49%–1.13% for the periods ended 8-31-10, 8-31-09 and 8-31-08, respectively.
6 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
7 The inception date for Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares is 10-30-06.
8 Not annualized.
9 Annualized.
10 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
11 Includes the impact of expense recapture which amounted to 0.02%, 0.03%, 0.02%, 0.34% and 0.17% of average net assets for Class A, Class R1, Class R3, Class R4 and Class R5 shares, respectively, for the year ended 8-31-10. See Note 4.
12 The Adviser made a payment to the Portfolio of $6,640. Excluding this payment, total return would have been 7.98% for Class R1. There was no effect to the total returns for Class A, Class R3, Class R4, Class R5 and Class 1.
13 Does not reflect the effect of sales charges, if any.

46	Lifecycle Portfolios | Annual report	See notes to financial statements

Financial highlights

Continued

Lifecycle 2010 Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3,14]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

08-31-2010	8.38	0.26	0.54	0.80	(0.17)	(0.03)	—	(0.20)	8.98	9.60[4]	0.63	0.60[5,6]	2.89	9,538	48
08-31-2009	9.69	0.28	(1.20)	(0.92)	(0.26)	(0.13)	—	(0.39)	8.38	(8.53)[4]	1.22	0.64[5]	3.75	5,637	31
08-31-2008	10.54	0.23	(0.83)	(0.60)	(0.16)	(0.09)	—	(0.25)	9.69	(5.87)[4]	1.61	0.65[5,7]	2.28	2,050	14
08-31-2007[8]	10.00	0.12	0.57	0.69	(0.09)	(0.06)	—	(0.15)	10.54	6.99[4,9]	2.45[10,11]	0.63[10,11]	1.42[10]	665	17

CLASS R1

08-31-2010	8.36	0.26	0.52	0.78	(0.16)	(0.03)	—	(0.19)	8.95	9.36[4]	1.80	0.75[5,6]	2.95	411	48
08-31-2009	9.66	0.25	(1.19)	(0.94)	(0.23)	(0.13)	—	(0.36)	8.36	(8.82)[4]	9.94	0.87[5]	3.39	286	31
08-31-2008	10.52	0.23	(0.85)	(0.62)	(0.15)	(0.09)	—	(0.24)	9.66	(6.02)[4]	14.92	0.87[5,7]	2.30	126	14
08-31-2007[8]	10.00	0.15	0.52	0.67	(0.09)	(0.06)	—	(0.15)	10.52	6.70[4,9]	16.89[10,11]	0.87[10,11]	1.70[10]	107	17

CLASS R3

08-31-2010	8.37	0.25	0.54	0.79	(0.17)	(0.03)	—	(0.20)	8.96	9.39[4]	1.32	0.70[5,6]	2.79	1,441	48
08-31-2009	9.67	0.26	(1.19)	(0.93)	(0.24)	(0.13)	—	(0.37)	8.37	(8.69)[4]	2.34	0.79[5]	3.48	1,260	31
08-31-2008	10.53	0.26	(0.88)	(0.62)	(0.15)	(0.09)	—	(0.24)	9.67	(6.02)[4]	3.95	0.82[5,7]	2.64	795	14
08-31-2007[8]	10.00	0.16	0.52	0.68	(0.09)	(0.06)	—	(0.15)	10.53	6.82[4,9,12]	16.81[10,11]	0.80[10,11]	1.77[10]	107	17

CLASS R4

08-31-2010	8.38	0.30	0.52	0.82	(0.19)	(0.03)	—	(0.22)	8.98	9.79[4]	8.52	0.40[5,6]	3.31	71	48
08-31-2009	9.69	0.29	(1.20)	(0.91)	(0.27)	(0.13)	—	(0.40)	8.38	(8.40)[4]	11.93	0.49[5]	3.82	116	31
08-31-2008	10.55	0.26	(0.85)	(0.59)	(0.18)	(0.09)	—	(0.27)	9.69	(5.76)[4]	12.38	0.53[5,7]	2.56	205	14
08-31-2007[8]	10.00	0.18	0.52	0.70	(0.09)	(0.06)	—	(0.15)	10.55	7.08[4,9,12]	16.51[10,11]	0.52[10,11]	2.06[10]	107	17

CLASS R5

08-31-2010	8.39	0.32	0.52	0.84	(0.21)	(0.03)	—	(0.24)	8.99	10.08[4]	3.13	0.10[5,6]	3.54	261	48
08-31-2009	9.71	0.31	(1.20)	(0.89)	(0.30)	(0.13)	—	(0.43)	8.39	(8.11)[4]	5.86	0.20[5]	4.12	207	31
08-31-2008	10.57	0.24	(0.80)	(0.56)	(0.21)	(0.09)	—	(0.30)	9.71	(5.51)[4]	10.30	0.25[5,7]	2.41	498	14
08-31-2007[8]	10.00	0.21	0.52	0.73	(0.10)	(0.06)	—	(0.16)	10.57	7.33[4,9,12]	16.20[10,11]	0.23[10,11]	2.34[10]	107	17

CLASS 1

08-31-2010	8.39	0.31	0.53	0.84	(0.21)	(0.03)	—	(0.24)	8.99	10.04[4]	0.15	0.15[5]	3.45	447,295	48
08-31-2009	9.72	0.30	(1.20)	(0.90)	(0.30)	(0.13)	—	(0.43)	8.39	(8.15)[4]	0.19	0.19[5]	4.10	151,035	31
08-31-2008	10.57	0.26	(0.81)	(0.55)	(0.21)	(0.09)	—	(0.30)	9.72	(5.41)[4]	0.21	0.20[5]	2.61	121,337	14
08-31-2007[8]	10.00	0.16	0.57	0.73	(0.10)	(0.06)	—	(0.16)	10.57	7.34[4,9]	0.56[10,11]	0.20[10,11]	1.78[10]	25,428	17

1 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2 Based on the average daily shares outstanding.
3 Assumes dividend reinvestment (if applicable).
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48%–1.13%, 0.49%–1.09% and 0.49%–1.13% for the periods ended 8-31-10, 8-31-09 and 8-31-08, respectively.
6 Includes the impact of expense recapture which amounted to 0.02%, 0.14%, 0.02%, 0.46% and 0.16% of average net assets for Class A, Class R1, Class R3, Class R4 and Class R5 shares, respectively, for the year ended 8-31-10. See Note 4.
7 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
8 The inception date for Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares is 10-30-06.
9 Not annualized.
10 Annualized.
11 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
12 The Adviser made a payment to the Portfolio of $4,286. Excluding this payment, total returns would have been 6.72%, 6.97% and 7.23% for Class R3, Class R4 and Class R5, respectively. There was no effect to the total returns for Class A, Class R1 and Class 1.
13 Does not reflect the effect of sales charges, if any.

See notes to financial statements	Annual report | Lifecycle Portfolios	47

Notes to financial statements

Note 1 — Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is a series company which means it has several funds, each with a stated investment objective that it pursues through separate investment policies. The Trust currently offers multiple investment funds, eight of which (collectively, Lifecycle Portfolios or the Portfolios, and individually the Portfolio) are presented in this report. The Lifecycle Portfolios are a series of the Trust and operate as “funds of funds” that invest in Class NAV shares of underlying funds of the Trust, John Hancock Funds III (JHF III) and also in other affiliated funds of the John Hancock funds complex. Each Portfolio is diversified for purposes of the Investment Company Act of 1940, as amended (1940 Act).

The Portfolios may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of Assets and Liabilities. Class A shares are open to all investors. Class R1, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees and transfer agent fees for each class may differ. Effective at the close of business on August 21, 2009, Class R converted into Class R1 and Class B, Class C and Class R2 converted into Class A.

The accounting policies of the underlying funds of the Portfolios are outlined in the underlying funds’ shareholder reports, available without charge by calling 1-800-344-1029, at jhfunds.com and on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Portfolios:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Portfolios’ own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2010, all investments for the Portfolios are categorized as Level 1 under the hierarchy discussed above.

During the year ended August 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Portfolios use the following valuation techniques. Investments by the Portfolios in underlying affiliated funds and/or other investment companies are valued at their respective net asset values each business day.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Income and capital gain distributions from underlying funds are recorded on ex-date.

Line of credit. The Portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Portfolio to make properly authorized payments. The Portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Portfolio property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Portfolios and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the year ended August 31, 2010, the Portfolios had no significant borrowings under the line of credit.

48	Lifecycle Portfolios | Annual report

Expenses. The majority of expenses are directly attributable to an individual portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the Portfolio level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Portfolios intend to qualify as regulated investment companies by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Portfolios have a capital loss carryforward available to offset future net realized capital gains. The following table details the capital loss carryforward available as of August 31, 2010:

Capital Loss Carryforwards
Expiring at August 31

Portfolio	2017	2018

Lifecycle 2045	$699,374	$4,989,470
Lifecycle 2040	825,392	5,318,488
Lifecycle 2035	1,230,606	8,731,058
Lifecycle 2030	1,619,728	14,237,264
Lifecycle 2025	1,882,836	22,990,976
Lifecycle 2020	1,054,048	23,229,183
Lifecycle 2015	562,494	22,163,126
Lifecycle 2010	176,244	10,481,813

As of August 31, 2010, the Portfolios had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The cost of investments owned on August 31, 2010, including short-term investments, for federal income tax purposes, was as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation
Portfolio	Aggregate Cost	Appreciation	Depreciation	(Depreciation)

Lifecycle 2045	$315,785,031	$18,760,295	($16,957,887)	$1,802,408
Lifecycle 2040	322,511,107	17,290,637	(18,391,619)	(1,100,982)
Lifecycle 2035	428,947,762	22,173,203	(25,436,009)	(3,262,806)
Lifecycle 2030	562,560,524	29,587,821	(35,181,177)	(5,593,356)
Lifecycle 2025	653,261,506	38,595,937	(40,776,402)	(2,180,465)
Lifecycle 2020	648,930,940	42,025,495	(35,206,735)	6,818,760
Lifecycle 2015	448,302,364	28,813,673	(20,434,985)	8,378,688
Lifecycle 2010	455,450,300	19,052,373	(15,336,934)	3,715,439

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Portfolios generally declare and pay dividends and capital gain distributions, if any, at least annually.

During the year ended August 31, 2010, the tax character of distributions paid were as follows:

	Ordinary	Long Term
Portfolio	Income	Capital Gains	Total

Lifecycle 2045	$4,362,355	—	$4,362,355
Lifecycle 2040	4,580,882	—	4,580,882
Lifecycle 2035	6,267,266	—	6,267,266
Lifecycle 2030	8,337,451	—	8,337,451
Lifecycle 2025	11,370,963	—	11,370,963
Lifecycle 2020	12,976,631	—	12,976,631
Lifecycle 2015	11,300,296	—	11,300,296
Lifecycle 2010	11,592,169	—	11,592,169

Annual report | Lifecycle Portfolios	49

During the year ended August 31, 2009, the tax character of distributions paid was as follows:

	Ordinary	Long Term
Portfolio	Income	Capital Gains	Total

Lifecycle 2045	$1,996,382	$962,229	$2,958,611
Lifecycle 2040	2,318,546	1,157,256	3,475,802
Lifecycle 2035	3,129,842	2,042,797	5,172,639
Lifecycle 2030	4,339,839	2,553,593	6,893,432
Lifecycle 2025	7,203,403	2,908,069	10,111,472
Lifecycle 2020	9,213,352	2,411,072	11,624,424
Lifecycle 2015	8,921,945	1,763,044	10,684,989
Lifecycle 2010	5,712,057	855,324	6,567,381

Distributions paid by the Portfolios with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. Net capital losses that are a result of security transactions occurring after October 31, 2009 (post-October deferral), are treated as occurring on September 1, 2010, the first day of the Portfolios’ next taxable year. As of August 31, 2010, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed Long	Capital Loss	Post-October
Portfolio	Ordinary Income	Term Capital Gains	Carryforward	Deferral

Lifecycle 2045	$116,438	—	$5,688,844	$1,732,608
Lifecycle 2040	117,112	—	6,143,880	2,291,325
Lifecycle 2035	173,149	—	9,961,664	3,767,042
Lifecycle 2030	708,749	—	15,856,992	3,495,808
Lifecycle 2025	2,088,551	—	24,873,812	4,411,928
Lifecycle 2020	3,849,947	—	24,283,231	5,389,102
Lifecycle 2015	4,082,871	—	22,725,620	4,872,217
Lifecycle 2010	5,507,116	—	10,658,057	3,118,239

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Portfolios’ financial statements as a return of capital. Short term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. For the year ended August 31, 2010, the Portfolios had no material permanent book/tax differences.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of MFC.

Management fee. The Portfolios pay the Adviser a management fee for its services to the Portfolios. The management fee has two components: (a) a fee on net assets invested in affiliated funds (Affiliated Fund Assets) and (b) a fee on net assets not invested in affiliated funds (Other Assets). Affiliated funds are any funds of the Trust, John Hancock Trust (JHT) and John Hancock Funds III (JHF III) excluding John Hancock Money Market Trust B, John Hancock 500 Index Trust B, John Hancock International Equity Index Trust B and John Hancock Total Bond Market Trust B. The fee on assets invested in Affiliated Fund Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios and is equivalent to the sum of: (a) 0.06% of the first $7.5 billion of aggregate net assets and (b) 0.05% of the excess over $7.5 billion of aggregate net assets. The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios and is equivalent to the sum of: (a) 0.51% of the first $7.5 billion of aggregate net assets and (b) 0.50% of the excess over $7.5 billion of aggregate net assets and is applied to the Other Assets of the Portfolios.

MFC Global Investment Management (U.S.A.) Limited acts as subadviser to the Lifecycle Portfolios. The Portfolios are not responsible for the payment of subadvisory fees. The investment management fees incurred for the year ended August 31, 2010 were equivalent to an annual effective rate of each Portfolio’s average daily net assets as follows:

50	Lifecycle Portfolios | Annual report

Annual
Portfolio	Effective Rate

Lifecycle 2045	0.06%
Lifecycle 2040	0.06%
Lifecycle 2035	0.06%
Lifecycle 2030	0.06%
Lifecycle 2025	0.06%
Lifecycle 2020	0.06%
Lifecycle 2015	0.06%
Lifecycle 2010	0.06%

Expense reimbursements. Effective January 1, 2010, the Adviser voluntarily agreed to waive a portion of its management fee if certain expenses of the Lifecycle Portfolios exceed 0.10% of average net assets. Expenses excluded from this waiver are taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolios’ business, advisory fees, Rule 12b-1 fees, printing fees, transfer agent fees, state registration fees, service fees and underlying fund expenses. This expense reduction will continue in effect until terminated by the Adviser. Prior to January 1, 2010 the Adviser contractually waived expenses exceeding 0.09% of average net assets.

The Adviser has voluntarily agreed to waive its advisory fee or reimburse the Portfolios so that the aggregate advisory fee retained by the Adviser with respect to both the Portfolios and the underlying investments does not exceed 0.51% of the Lifecycle Portfolios’ first $7.5 billion of average daily net assets and 0.50% of the Portfolios’ average daily net assets in excess of $7.5 billion. This voluntary waiver may terminate at any time.

The Adviser has contractually agreed to waive fees and/or reimburse certain class specific expenses, including 12b-1 fees, transfer agent fees, service fees, state registration fees, and printing and postage fees for Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares, to the extent that the above expenses for each class exceed 0.50%, 0.65%, 0.60% (0.55% for Lifecycle 2045 and Lifecycle 2040), 0.30%, 0.00% and 0.05%, respectively, of the average daily net assets attributable to the classes. This expense fee waiver and/or reimbursement will continue in effect until December 31, 2010.

For the year ended August 31, 2010, the expense reductions related to these plans amounted to the following and are reflected as a reduction of total expenses in the Statements of Operations:

			Expense Reimbursement by Class

Portfolio	Class A	Class R1	Class R3	Class R4	Class R5	Class 1	Total

Lifecycle 2045	$11,201	$6,299	$7,380	$6,731	$6,877	$9,210	$47,698
Lifecycle 2040	8,584	6,815	8,520	6,736	7,110	9,470	47,235
Lifecycle 2035	8,785	6,941	7,363	6,767	6,937	12,807	49,600
Lifecycle 2030	10,124	7,390	7,488	6,828	7,418	15,395	54,643
Lifecycle 2025	8,068	7,768	8,275	6,938	7,512	16,241	54,802
Lifecycle 2020	9,124	8,647	7,703	6,752	7,698	12,186	52,110
Lifecycle 2015	7,136	6,573	8,062	6,608	6,756	—	35,135
Lifecycle 2010	4,366	5,460	7,807	6,637	6,822	—	31,092

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred. The table below outlines the amounts recovered during the year ended August 31, 2010, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

	Amounts eligible for	Amounts eligible for	Amount recovered
	recovery through	recovery through	during the year
Portfolio	August 1, 2012	August 1, 2013	ended August 31, 2010

Lifecycle 2045	$39,904	$38,266	$1,453
Lifecycle 2040	40,457	37,444	1,381
Lifecycle 2035	39,028	36,422	1,956
Lifecycle 2030	40,527	38,713	1,949
Lifecycle 2025	38,568	38,062	2,763
Lifecycle 2020	36,400	39,458	4,104
Lifecycle 2015	36,659	35,135	3,075
Lifecycle 2010	34,858	31,092	3,195

Accounting and legal services. Pursuant to the service agreement, the Portfolios reimburse the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Portfolio, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the year ended August 31, 2010 amounted to an annual rate of 0.01% of each Portfolio’s average daily net assets.

Annual report | Lifecycle Portfolios	51

Distribution and service plans. The Trust has a distribution agreement with the Distributor. The Portfolios have adopted distribution and service plans with respect Class A, Class R1, Class R3, Class R4 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Portfolios. In addition, under a service plan for Class R1, Class R3, Class R4 and Class R5 shares, the Portfolios pay for certain other services. The Portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Portfolios’ shares:

Class	12b-1 Fees	Service Fee

A	0.30%	—
R1	0.50%	0.25%
R3	0.50%	0.15%
R4	0.25%	0.10%
R5	—	0.05%
1	0.05%	—

Sales charges. Class A shares are assessed up-front sales charges of up to 5% of the net asset value of such shares. The following summarizes the net up-front sales charges received by the Distributor during the year ended August 31, 2010:

	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle
	2045	2040	2035	2030	2025	2020	2015	2010

Net sales charges	$39,594	$31,688	$31,614	$48,975	$46,437	$106,072	$55,726	$27,025

Retained for printing
prospectuses, advertising
and sales literature	5,423	4,264	4,421	6,737	7,101	16,959	8,469	3,942

Sales commission to
unrelated broker-dealers	33,752	27,340	27,138	41,699	38,677	88,639	47,203	23,083

Sales commission to
affiliated sales personnel	419	84	55	539	659	474	54	—

Transfer agent fees. The Portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. Class 1 shares do not pay transfer agent fees. Prior to July 1, 2010, the transfer agent fees were made up of three components:

• The Portfolios paid a monthly transfer agent fee at an annual rate of 0.05% for Class A, Class R1, Class R3, Class R4 and Class R5 shares, based on each class’s average daily net assets.

• The Portfolios paid a monthly fee based on an annual rate of $16.50 per shareholder account for Class A, Class R1, Class R3, Class R4 and Class R5 shares.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

Effective July 1, 2010, the transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Portfolios and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services received in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Certain investor accounts that maintain small balances may be charged an annual small accounts fee by Signature Services. The amounts related to these fees are credited by Signature Services to the Portfolios. For the year ended August 31, 2010, these fees were as follows for Class A of the Portfolios:

Small account
Portfolio	fees

Lifecycle 2045	$740
Lifecycle 2040	360
Lifecycle 2035	460
Lifecycle 2030	260
Lifecycle 2025	440
Lifecycle 2020	320
Lifecycle 2015	280
Lifecycle 2010	140

52	Lifecycle Portfolios | Annual report

Class level expenses. Class level expenses for the year ended August 31, 2010 were:

		Distribution and	Transfer	State registration	Printing and
Portfolio	Share class	service fees	agent fees	fees	postage fees

Lifecycle 2045	Class A	$14,755	$17,951	$2,344	$1,310
	Class R1	4,805	1,420	3,665	44
	Class R3	2,423	791	5,921	101
	Class R4	641	387	5,921	27
	Class R5	84	410	6,026	30
	Class 1	131,977	—	—	—
	Total	$154,685	$20,959	$23,877	$1,512

Lifecycle 2040	Class A	$18,453	$17,060	$2,167	$1,414
	Class R1	7,931	1,671	3,682	272
	Class R3	8,922	1,306	5,938	52
	Class R4	351	398	5,938	31
	Class R5	243	601	5,938	79
	Class 1	135,632	—	—	—
	Total	$171,532	$21,036	$23,663	$1,848

Lifecycle 2035	Class A	$23,918	$20,107	$2,254	$1,875
	Class R1	8,498	1,673	3,651	149
	Class R3	5,096	1,016	5,915	102
	Class R4	908	406	5,915	40
	Class R5	136	450	5,949	74
	Class 1	182,809	—	—	—
	Total	$221,365	$23,652	$23,684	$2,240

Lifecycle 2030	Class A	$38,220	$28,418	$2,867	$3,082
	Class R1	12,533	1,933	3,671	237
	Class R3	6,286	1,204	5,927	108
	Class R4	487	380	5,927	144
	Class R5	419	721	5,976	120
	Class 1	237,504	—	—	—
	Total	$295,449	$32,656	$24,368	$3,691

Lifecycle 2025	Class A	$39,720	$26,986	$2,423	$3,266
	Class R1	12,331	1,872	3,688	444
	Class R3	9,152	1,417	5,944	156
	Class R4	1,267	515	5,944	49
	Class R5	301	645	6,073	203
	Class 1	282,940	—	—	—
	Total	$345,711	$31,435	$24,072	$4,118

Lifecycle 2020	Class A	$48,876	$31,999	$2,448	$3,927
	Class R1	17,110	2,242	3,652	419
	Class R3	9,556	1,412	5,921	82
	Class R4	444	323	5,921	85
	Class R5	417	794	5,955	314
	Class 1	277,740	—	—	—
	Total	$354,143	$36,770	$23,897	$4,827

Lifecycle 2015	Class A	$34,504	$23,160	$2,673	$2,617
	Class R1	7,404	1,666	3,680	215
	Class R3	8,357	1,295	5,926	180
	Class R4	325	323	5,926	—
	Class R5	69	423	5,926	15
	Class 1	194,321	—	—	—
	Total	$244,980	$26,867	$24,131	$3,027

Lifecycle 2010	Class A	$24,146	$15,250	$2,401	$1,269
	Class R1	2,922	1,052	3,707	126
	Class R3	7,825	1,098	5,973	83
	Class R4	265	262	5,964	22
	Class R5	106	389	5,937	59
	Class 1	200,627	—	—	—
	Total	$235,891	$18,051	$23,982	$1,559

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Portfolio based on its average daily net assets.

Annual report | Lifecycle Portfolios	53

Note 5 — Portfolio share transactions
Transactions in Portfolio shares for the years ended August 31, 2010 and 2009 were as follows:

Lifecycle 2045 Portfolio
		Year ended 8-31-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class A shares

Sold	615,309	$5,200,175	229,021	$1,543,975
Exchanged from Class B, C and R2	—	—	170,233	1,335,003
Distributions reinvested	6,800	57,727	3,299	19,894
Repurchased	(328,646)	(2,768,708)	(149,241)	(1,077,278)

Net increase	293,463	$2,489,194	253,312	$1,821,594

Class B shares

Sold	—	—	13,970	$102,558
Exchanged for Class A	—	—	(38,259)	(297,616)
Distributions reinvested	—	—	621	3,746
Repurchased	—	—	(5,449)	(29,624)

Net decrease	—	—	(29,117)	($220,936)

Class C shares

Sold	—	—	14,614	$116,420
Exchanged for Class A	—	—	(34,573)	(268,750)
Distributions reinvested	—	—	480	2,897
Repurchased	—	—	(508)	(3,272)

Net decrease	—	—	(19,987)	($152,705)

Class R shares

Sold	—	—	19,637	$133,997
Exchanged for Class R1	—	—	(34,994)	(272,677)
Distributions reinvested	—	—	380	2,295
Repurchased	—	—	(3,318)	(21,063)

Net decrease	—	—	(18,295)	($157,448)

Class R1 shares

Sold	47,140	$399,030	29,624	$207,566
Exchanged from Class R	—	—	34,911	272,677
Distributions reinvested	851	7,224	639	3,855
Repurchased	(38,444)	(322,049)	(4,672)	(32,120)

Net increase	9,547	$84,205	60,502	$451,978

Class R2 shares

Sold	—	—	76,052	$499,397
Exchanged for Class A	—	—	(98,209)	(768,637)
Distributions reinvested	—	—	1,518	9,174
Repurchased	—	—	(22,159)	(149,381)

Net decrease	—	—	(42,798)	($409,447)

Class R3 shares

Sold	48,669	$410,489	15,308	$101,575
Distributions reinvested	575	4,880	601	3,627
Repurchased	(12,379)	(105,218)	(12,221)	(106,986)

Net increase (decrease)	36,865	$310,151	3,688	($1,784)

Class R4 shares

Sold	34,149	$285,691	29,331	$192,923
Distributions reinvested	232	1,972	640	3,867
Repurchased	(41,238)	(350,111)	(3,056)	(20,000)

Net increase (decrease)	(6,857)	($62,448)	26,915	$176,790

Class R5 shares

Sold	15,636	$132,820	11,408	$78,765
Distributions reinvested	378	3,221	661	3,990
Repurchased	(17,088)	(145,151)	(1,080)	(6,920)

Net increase (decrease)	(1,074)	($9,110)	10,989	$75,835

Class 1 shares

Sold	13,333,976	$112,872,892	13,894,735	$91,138,785
Distributions reinvested	503,104	4,281,416	480,327	2,901,172
Repurchased	(243,726)	(2,072,822)	(133,787)	(864,726)

Net increase	13,593,354	$115,081,486	14,241,275	$93,175,231

Net increase	13,925,298	$117,893,478	14,486,484	$94,759,108

54	Lifecycle Portfolios | Annual report

Lifecycle 2040 Portfolio

		Year ended 8-31-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class A shares

Sold	553,478	$4,696,018	307,579	$2,081,884
Exchanged from Class B, C and R2	—	—	201,887	1,579,502
Distributions reinvested	9,078	77,167	4,650	28,038
Repurchased	(290,352)	(2,444,233)	(74,687)	(486,334)

Net increase	272,204	$2,328,952	439,429	$3,203,090

Class B shares

Sold	—	—	20,105	$126,508
Exchanged for Class A	—	—	(41,499)	(322,722)
Distributions reinvested	—	—	528	3,178
Repurchased	—	—	(4,740)	(34,298)

Net decrease	—	—	(25,606)	($227,334)

Class C shares

Sold	—	—	43,613	$267,683
Exchanged for Class A	—	—	(66,426)	(516,364)
Distributions reinvested	—	—	782	4,706
Repurchased	—	—	(2,802)	(17,490)

Net decrease	—	—	(24,833)	($261,465)

Class R shares

Sold	—	—	31,048	$205,810
Exchanged for Class R1	—	—	(41,538)	(323,657)
Distributions reinvested	—	—	376	2,266
Repurchased	—	—	(4,823)	(32,106)

Net decrease	—	—	(14,937)	($147,687)

Class R1 shares

Sold	84,668	$710,905	36,395	$238,132
Exchanged from Class R	—	—	41,423	323,657
Distributions reinvested	1,204	10,222	597	3,598
Repurchased	(32,932)	(280,281)	(5,513)	(33,458)

Net increase	52,940	$440,846	72,902	$531,929

Class R2 shares

Sold	—	—	43,242	$280,858
Exchanged for Class A	—	—	(94,651)	(740,416)
Distributions reinvested	—	—	2,102	12,672
Repurchased	—	—	(25,467)	(173,260)

Net decrease	—	—	(74,774)	($620,146)

Class R3 shares

Sold	64,175	$548,337	79,740	$527,333
Distributions reinvested	2,197	18,626	3,824	23,022
Repurchased	(39,426)	(333,861)	(43,415)	(279,770)

Net increase	26,946	$233,102	40,149	$270,585

Class R4 shares

Sold	19,356	$161,950	13,824	$88,979
Distributions reinvested	79	671	648	3,908
Repurchased	(32,682)	(278,122)	(74)	(496)

Net increase (decrease)	(13,247)	($115,501)	14,398	$92,391

Class R5 shares

Sold	16,133	$136,205	19,850	$131,531
Distributions reinvested	1,133	9,643	2,475	14,951
Repurchased	(33,309)	(284,648)	(16,221)	(95,430)

Net increase (decrease)	(16,043)	($138,800)	6,104	$51,052

Class 1 shares

Sold	12,737,782	$107,770,765	13,144,771	$86,196,741
Distributions reinvested	523,731	4,456,952	559,163	3,371,754
Repurchased	(358,387)	(3,060,727)	(54,593)	(417,267)

Net increase	12,903,126	$109,166,990	13,649,341	$89,151,228

Net increase	13,225,926	$111,915,589	14,081,831	$92,043,643

Annual report | Lifecycle Portfolios	55

Lifecycle 2035 Portfolio
		Year ended 8-31-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class A shares

Sold	682,001	$5,784,280	366,112	$2,458,929
Exchanged from Class B, C and R2	—	—	264,955	2,079,523
Distributions reinvested	11,496	97,951	8,529	51,600
Repurchased	(366,084)	(3,082,871)	(97,826)	(627,225)

Net increase	327,413	$2,799,360	541,770	$3,962,827

Class B shares

Sold	—	—	23,555	$146,705
Exchanged for Class A	—	—	(70,038)	(546,825)
Distributions reinvested	—	—	1,313	7,945
Repurchased	—	—	(13,027)	(81,697)

Net decrease	—	—	(58,197)	($473,872)

Class C shares

Sold	—	—	32,575	$211,238
Exchanged for Class A	—	—	(55,314)	(431,814)
Distributions reinvested	—	—	799	4,837
Repurchased	—	—	(12,472)	(76,564)

Net decrease	—	—	(34,412)	($292,303)

Class R shares

Sold	—	—	31,214	$206,628
Exchanged for Class R1	—	—	(32,327)	(252,793)
Distributions reinvested	—	—	404	2,447
Repurchased	—	—	(7,579)	(50,054)

Net decrease	—	—	(8,288)	($93,772)

Class R1 shares

Sold	115,678	$974,919	47,818	$361,428
Exchanged from Class R	—	—	32,236	252,793
Distributions reinvested	1,208	10,295	534	3,229
Repurchased	(21,235)	(180,033)	(15,988)	(102,152)

Net increase	95,651	$805,181	64,600	$515,298

Class R2 shares

Sold	—	—	63,296	$419,564
Exchanged for Class A	—	—	(140,202)	(1,100,884)
Distributions reinvested	—	—	4,320	26,138
Repurchased	—	—	(71,182)	(460,363)

Net decrease	—	—	(143,768)	($1,115,545)

Class R3 shares

Sold	103,934	$920,694	28,944	$193,354
Distributions reinvested	1,046	8,911	993	6,009
Repurchased	(19,511)	(161,512)	(1,053)	(6,658)

Net increase	85,469	$768,093	28,884	$192,705

Class R4 shares

Sold	64,666	$543,914	15,000	$100,049
Distributions reinvested	234	2,000	438	2,656
Repurchased	(18,081)	(154,540)	(14,870)	(122,851)

Net increase	46,819	$391,374	568	($20,146)

Class R5 shares

Sold	21,746	$184,911	15,553	$104,010
Distributions reinvested	767	6,551	758	4,591
Repurchased	(13,528)	(117,952)	(6,389)	(42,503)

Net increase	8,985	$73,510	9,922	$66,098

Class 1 shares

Sold	15,642,153	$132,953,340	17,516,859	$116,193,783
Distributions reinvested	718,013	6,131,834	834,103	5,054,667
Repurchased	(709,259)	(5,974,064)	(173,716)	(1,215,980)

Net increase	15,650,907	$133,111,110	18,177,246	$120,032,470

Net increase	16,215,244	$137,948,628	18,578,325	$122,773,760

56	Lifecycle Portfolios | Annual report

Lifecycle 2030 Portfolio

		Year ended 8-31-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class A shares

Sold	1,039,354	$8,780,466	517,759	$3,514,857
Exchanged from Class B, C and R2	—	—	496,321	3,881,343
Distributions reinvested	19,967	169,321	14,663	88,422
Repurchased	(452,839)	(3,801,415)	(174,060)	(1,183,846)

Net increase	606,482	$5,148,372	854,683	$6,300,776

Class B shares

Sold	—	—	97,976	$670,934
Exchanged for Class A	—	—	(142,045)	(1,107,266)
Distributions reinvested	—	—	1,516	9,160
Repurchased	—	—	(12,470)	(93,808)

Net decrease	—	—	(55,023)	($520,980)

Class C shares

Sold	—	—	101,600	$690,300
Exchanged for Class A	—	—	(142,763)	(1,114,055)
Distributions reinvested	—	—	1,551	9,370
Repurchased	—	—	(11,889)	(86,715)

Net decrease	—	—	(51,501)	($501,100)

Class R shares

Sold	—	—	75,532	$500,822
Exchanged for Class R1	—	—	(77,815)	(606,314)
Distributions reinvested	—	—	551	3,325
Repurchased	—	—	(22,361)	(176,204)

Net decrease	—	—	(24,093)	($278,371)

Class R1 shares

Sold	138,227	$1,167,552	59,596	$406,778
Exchanged from Class R	—	—	77,741	606,314
Distributions reinvested	2,364	19,999	1,912	11,513
Repurchased	(77,739)	(647,135)	(12,104)	(91,401)

Net increase	62,852	$540,416	127,145	$933,204

Class R2 shares

Sold	—	—	138,277	$956,649
Exchanged for Class A	—	—	(212,775)	(1,660,022)
Distributions reinvested	—	—	5,744	34,577
Repurchased	—	—	(71,156)	(462,320)

Net decrease	—	—	(139,910)	($1,131,116)

Class R3 shares

Sold	144,501	$1,289,717	35,638	$240,343
Distributions reinvested	1,244	10,528	1,847	11,121
Repurchased	(25,209)	(209,507)	(29,722)	(238,267)

Net increase	120,536	$1,090,738	7,763	$13,197

Class R4 shares

Sold	24,351	$200,278	33,652	$213,678
Distributions reinvested	125	1,052	1,064	6,406
Repurchased	(57,773)	(490,394)	(334)	(1,826)

Net increase (decrease)	(33,297)	($289,064)	34,382	$218,258

Class R5 shares

Sold	18,700	$158,417	52,792	$333,340
Distributions reinvested	2,112	17,844	3,960	23,761
Repurchased	(57,940)	(482,361)	(35,278)	(232,575)

Net increase (decrease)	(37,128)	($306,100)	21,474	$124,526

Class 1 shares

Sold	20,763,933	$174,430,494	21,292,383	$139,783,901
Distributions reinvested	960,006	8,112,052	1,115,358	6,692,147
Repurchased	(719,662)	(6,040,172)	(138,463)	(897,765)

Net increase	21,004,277	$176,502,374	22,269,278	$145,578,283

Net increase	21,723,722	$182,686,736	23,044,198	$150,736,677

Annual report | Lifecycle Portfolios	57

Lifecycle 2025 Portfolio

		Year ended 8-31-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class A shares

Sold	1,031,898	$8,786,408	546,527	$3,715,152
Exchanged from Class B, C and R2	—	—	394,887	3,126,927
Distributions reinvested	24,161	206,578	17,730	108,862
Repurchased	(499,056)	(4,254,465)	(138,705)	(931,494)

Net increase	557,003	$4,738,521	820,439	$6,019,447

Class B shares

Sold	—	—	66,594	$424,209
Exchanged for Class A	—	—	(129,323)	(1,020,540)
Distributions reinvested	—	—	2,030	12,487
Repurchased	—	—	(9,291)	(59,775)

Net decrease	—	—	(69,990)	($643,619)

Class C shares

Sold	—	—	50,775	$355,007
Exchanged for Class A	—	—	(105,394)	(831,711)
Distributions reinvested	—	—	2,235	13,748
Repurchased	—	—	(19,653)	(130,661)

Net decrease	—	—	(72,037)	($593,617)

Class R shares

Sold	—	—	57,997	$397,066
Exchanged for Class R1	—	—	(64,033)	(505,063)
Distributions reinvested	—	—	655	4,021
Repurchased	—	—	(9,375)	(61,014)

Net decrease	—	—	(14,756)	($164,990)

Class R1 shares

Sold	121,272	$1,013,931	81,791	$586,872
Exchanged from Class R	—	—	63,986	505,063
Distributions reinvested	2,426	20,696	1,245	7,634
Repurchased	(61,427)	(514,339)	(24,434)	(156,018)

Net increase	62,271	$520,288	122,588	$943,551

Class R2 shares

Sold	—	—	73,262	$487,756
Exchanged for Class A	—	—	(161,546)	(1,274,676)
Distributions reinvested	—	—	4,816	29,476
Repurchased	—	—	(95,137)	(673,953)

Net decrease	—	—	(178,605)	($1,431,397)

Class R3 shares

Sold	153,167	$1,372,116	161,475	$1,015,788
Distributions reinvested	1,861	15,873	2,262	13,867
Repurchased	(96,177)	(806,005)	(35,703)	(214,461)

Net increase	58,851	$581,984	128,034	$815,194

Class R4 shares

Sold	74,305	$623,508	22,725	$153,992
Distributions reinvested	599	5,107	621	3,803
Repurchased	(28,067)	(240,673)	(11,951)	(106,001)

Net increase	46,837	$387,942	11,395	$51,794

Class R5 shares

Sold	65,484	$562,114	35,934	$227,122
Distributions reinvested	1,621	13,808	1,414	8,641
Repurchased	(9,738)	(84,129)	(24,077)	(159,502)

Net increase	57,367	$491,793	13,271	$76,261

Class 1 shares

Sold	21,764,113	$185,303,827	24,268,616	$164,106,191
Distributions reinvested	1,302,324	11,095,804	1,620,343	9,900,298
Repurchased	(1,253,189)	(10,651,589)	(622,833)	(4,316,869)

Net increase	21,813,248	$185,748,042	25,266,126	$169,689,620

Net increase	22,595,577	$192,468,570	26,026,465	$174,762,244

58	Lifecycle Portfolios | Annual report

Lifecycle 2020 Portfolio
		Year ended 8-31-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class A shares

Sold	1,106,502	$9,631,140	843,398	$5,840,412
Exchanged from Class B, C and R2	—	—	567,982	4,597,659
Distributions reinvested	36,016	313,343	24,115	152,168
Repurchased	(591,138)	(5,166,543)	(257,578)	(1,776,958)

Net increase	551,380	$4,777,940	1,177,917	$8,813,281

Class B shares

Sold	—	—	89,162	$596,442
Exchanged for Class A	—	—	(194,540)	(1,572,500)
Distributions reinvested	—	—	4,351	27,498
Repurchased	—	—	(32,084)	(236,191)

Net decrease	—	—	(133,111)	($1,184,751)

Class C shares

Sold	—	—	111,994	$801,109
Exchanged for Class A	—	—	(170,215)	(1,374,827)
Distributions reinvested	—	—	3,553	22,452
Repurchased	—	—	(63,252)	(451,361)

Net decrease	—	—	(117,920)	($1,002,627)

Class R shares

Sold	—	—	46,005	$302,437
Exchanged for Class R1	—	—	(49,389)	(398,486)
Distributions reinvested	—	—	1,038	6,550
Repurchased	—	—	(19,700)	(127,322)

Net decrease	—	—	(22,046)	($216,821)

Class R1 shares

Sold	149,086	$1,297,068	147,687	$1,170,558
Exchanged from Class R	—	—	49,324	398,486
Distributions reinvested	4,412	38,336	3,791	23,881
Repurchased	(143,206)	(1,235,213)	(18,534)	(121,897)

Net increase	10,292	$100,191	182,268	$1,471,028

Class R2 shares

Sold	—	—	158,681	$1,104,503
Exchanged for Class A	—	—	(204,215)	(1,650,332)
Distributions reinvested	—	—	7,295	45,961
Repurchased	—	—	(119,590)	(847,189)

Net decrease	—	—	(157,829)	($1,347,057)

Class R3 shares

Sold	242,749	$2,189,044	42,845	$295,131
Distributions reinvested	2,315	20,120	4,425	27,878
Repurchased	(25,340)	(222,329)	(21,774)	(141,477)

Net increase	219,724	$1,986,835	25,496	$181,532

Class R4 shares

Sold	15,427	$131,350	16,780	$115,799
Distributions reinvested	218	1,886	796	5,017
Repurchased	(29,567)	(257,564)	(232)	(1,537)

Net increase (decrease)	(13,922)	($124,328)	17,344	$119,279

Class R5 shares
Sold	19,493	$170,180	16,798	$115,596
Distributions reinvested	2,468	21,424	4,154	26,127
Repurchased	(37,846)	(323,919)	(5,257)	(30,146)

Net increase (decrease)	(15,885)	($132,315)	15,695	$111,577

Class 1 shares

Sold	21,928,840	$190,462,834	22,631,842	$156,559,554
Distributions reinvested	1,447,738	12,566,363	1,791,509	11,268,593
Repurchased	(1,489,992)	(12,916,399)	(833,821)	(5,768,240)

Net increase	21,886,586	$190,112,798	23,589,530	$162,059,907

Net increase	22,638,175	$196,721,121	24,577,344	$169,005,348

Annual report | Lifecycle Portfolios	59

Lifecycle 2015 Portfolio
		Year ended 8-31-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class A shares

Sold	982,395	$8,620,078	496,481	$3,592,049
Exchanged from Class B, C and R2	—	—	460,316	3,769,840
Distributions reinvested	32,236	280,452	20,774	133,990
Repurchased	(536,500)	(4,704,780)	(212,468)	(1,467,009)

Net increase	478,131	$4,195,750	765,103	$6,028,870

Class B shares

Sold	—	—	45,711	$308,201
Exchanged for Class A	—	—	(129,739)	(1,060,260)
Distributions reinvested	—	—	4,076	26,402
Repurchased	—	—	(13,948)	(96,432)

Net decrease	—	—	(93,900)	($822,089)

Class C shares

Sold	—	—	117,378	$838,380
Exchanged for Class A	—	—	(147,565)	(1,205,250)
Distributions reinvested	—	—	4,146	26,826
Repurchased	—	—	(53,252)	(353,757)

Net decrease	—	—	(79,293)	($693,801)

Class R shares

Sold	—	—	54,171	$363,720
Exchanged for Class R1	—	—	(51,647)	(421,825)
Distributions reinvested	—	—	846	5,465
Repurchased	—	—	(20,997)	(140,771)

Net decrease	—	—	(17,627)	($193,411)

Class R1 shares

Sold	73,160	$637,498	40,523	$286,908
Exchanged from Class R	—	—	51,584	421,825
Distributions reinvested	2,544	22,131	1,140	7,367
Repurchased	(22,528)	(200,099)	(21,359)	(151,325)

Net increase	53,176	$459,530	71,888	$564,775

Class R2 shares

Sold	—	—	188,699	$1,321,711
Exchanged for Class A	—	—	(184,129)	(1,504,330)
Distributions reinvested	—	—	7,027	45,326
Repurchased	—	—	(136,323)	(949,176)

Net decrease	—	—	(124,726)	($1,086,469)

Class R3 shares

Sold	152,720	$1,340,981	57,679	$408,695
Distributions reinvested	3,928	34,136	3,473	22,438
Repurchased	(44,318)	(392,219)	(39,547)	(263,835)

Net increase	112,330	$982,898	21,605	$167,298

Class R4 shares

Sold	10,366	$88,218	27,727	$195,515
Distributions reinvested	117	1,014	1,311	8,458
Repurchased	(46,506)	(408,668)	(3,377)	(23,477)

Net increase (decrease)	(36,023)	($319,436)	25,661	$180,496

Class R5 shares

Sold	41,145	$358,609	8,051	$59,632
Distributions reinvested	601	5,222	2,734	17,607
Repurchased	(22,979)	(195,788)	(46,068)	(289,507)

Net increase (decrease)	18,767	$168,043	(35,283)	($212,268)

Class 1 shares

Sold	14,323,995	$125,315,257	14,997,929	$106,432,784
Distributions reinvested	1,259,384	10,944,047	1,611,108	10,375,537
Repurchased	(2,179,027)	(19,137,884)	(1,640,803)	(11,608,029)

Net increase	13,404,352	$117,121,420	14,968,234	$105,200,292

Net increase	14,030,733	$122,608,205	15,501,662	$109,133,693

60	Lifecycle Portfolios | Annual report

Lifecycle 2010 Portfolio
		Year ended 8-31-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class A shares

Sold	750,166	$6,743,177	292,785	$2,223,749
Exchanged from Class B, C and R2	—	—	289,387	2,428,586
Distributions reinvested	17,738	158,050	15,125	101,640
Repurchased	(378,130)	(3,410,476)	(136,259)	(940,575)

Net increase	389,774	$3,490,751	461,038	$3,813,400

Class B shares

Sold	—	—	22,919	$163,095
Exchanged for Class A	—	—	(39,224)	(328,622)
Distributions reinvested	—	—	1,266	8,530
Repurchased	—	—	(8,127)	(60,309)

Net decrease	—	—	(23,166)	($217,306)

Class C shares

Sold	—	—	75,643	$534,756
Exchanged for Class A	—	—	(154,022)	(1,291,223)
Distributions reinvested	—	—	3,652	24,615
Repurchased	—	—	(27,255)	(207,624)

Net decrease	—	—	(101,982)	($939,476)

Class R shares

Sold	—	—	6,771	$47,094
Exchanged for Class R1	—	—	(17,574)	(147,035)
Distributions reinvested	—	—	551	3,703
Repurchased	—	—	(272)	(2,275)

Net decrease	—	—	(10,524)	($98,513)

Class R1 shares

Sold	38,909	$339,193	4,910	$35,868
Exchanged from Class R	—	—	17,555	147,035
Distributions reinvested	1,166	10,364	772	5,188
Repurchased	(28,389)	(259,365)	(2,129)	(14,370)

Net increase	11,686	$90,192	21,108	$173,721

Class R2 shares

Sold	—	—	33,248	$245,028
Exchanged for Class A	—	—	(96,489)	(808,741)
Distributions reinvested	—	—	6,716	45,062
Repurchased	—	—	(178,344)	(1,417,832)

Net decrease	—	—	(234,869)	($1,936,483)

Class R3 shares

Sold	61,960	$554,425	66,834	$531,367
Distributions reinvested	2,666	23,726	4,911	33,000
Repurchased	(54,421)	(474,078)	(3,423)	(23,484)

Net increase	10,205	$104,073	68,322	$540,883

Class R4 shares

Sold	1,389	$11,991	5,894	$43,791
Distributions reinvested	186	1,655	704	4,721
Repurchased	(7,488)	(67,079)	(13,926)	(122,010)

Net decrease	(5,913)	($53,433)	(7,328)	($73,498)

Class R5 shares

Sold	14,502	$130,065	8,201	$64,370
Distributions reinvested	613	5,447	1,120	7,502
Repurchased	(10,749)	(96,077)	(35,976)	(287,506)

Net increase (decrease)	4,366	$39,435	(26,655)	($215,634)

Class 1 shares

Sold	40,808,353	$364,072,860	6,471,288	$47,546,820
Distributions reinvested	1,280,813	11,386,428	942,312	6,322,912
Repurchased	(10,356,889)	(93,117,543)	(1,898,895)	(13,768,484)

Net increase	31,732,277	$282,341,745	5,514,705	$40,101,248

Net increase	32,142,395	$286,012,763	5,660,649	$41,148,342

Annual report | Lifecycle Portfolios	61

Note 6 — Purchase and sale of securities

The following summarizes the purchases and sales of the affiliated underlying funds for the year ended August 31, 2010:

	Purchases		Sales and Maturities
	U.S.	Other	U.S.	Other
Portfolio	Government	Issuers	Government	Issuers

Lifecycle 2045	—	$169,748,485	—	$51,860,745
Lifecycle 2040	—	167,114,438	—	55,154,874
Lifecycle 2035	—	213,185,117	—	75,181,840
Lifecycle 2030	—	284,362,533	—	101,167,754
Lifecycle 2025	—	319,850,054	—	126,146,397
Lifecycle 2020	—	332,272,417	—	133,353,578
Lifecycle 2015	—	226,947,835	—	102,426,804
Lifecycle 2010	—	486,949,381	—	196,861,052

Note 7 — Investment in affiliated underlying funds

The Portfolios invest primarily in affiliated underlying funds that are managed by the Adviser and affiliates. The Portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Portfolios’ investment may represent a significant portion of each underlying fund’s net assets. For the year ended August 31, 2010, the following Portfolios held 5% or more of an affiliated underlying fund’s net assets:

		Percent of Underlying
Portfolio	Affiliate-Class NAV	Funds’ Net Assets

Lifecycle 2045	John Hancock Funds II International Equity Index	6.58%
	John Hancock Funds II Mid Cap Growth Index	9.98%
	John Hancock Funds II Mid Cap Value Index	10.02%
	John Hancock Funds II Small Cap Index	7.31%

Lifecycle 2040	John Hancock Funds II International Equity Index	6.70%
	John Hancock Funds II Mid Cap Growth Index	10.11%
	John Hancock Funds II Mid Cap Value Index	10.02%
	John Hancock Funds II Small Cap Index	7.36%

Lifecycle 2035	John Hancock Funds II Index 500	5.99%
	John Hancock Funds II International Equity Index	8.90%
	John Hancock Funds II Mid Cap Growth Index	13.38%
	John Hancock Funds II Mid Cap Value Index	13.37%
	John Hancock Funds II Small Cap Index	9.78%

Lifecycle 2030	John Hancock Funds II Index 500	7.63%
	John Hancock Funds II International Equity Index	11.23%
	John Hancock Funds II Mid Cap Growth Index	16.36%
	John Hancock Funds II Mid Cap Value Index	16.25%
	John Hancock Funds II Small Cap Index	12.41%

Lifecycle 2025	John Hancock Funds II Index 500	8.45%
	John Hancock Funds II International Equity Index	12.10%
	John Hancock Funds II Mid Cap Growth Index	17.24%
	John Hancock Funds II Mid Cap Value Index	17.15%
	John Hancock Funds II Small Cap Index	11.20%

Lifecycle 2020	John Hancock Funds II Index 500	7.76%
	John Hancock Funds II International Equity Index	10.17%
	John Hancock Funds II Mid Cap Growth Index	13.56%
	John Hancock Funds II Mid Cap Value Index	13.58%
	John Hancock Funds II Small Cap Index	12.63%
	John Hancock Funds II Total Bond Market	5.15%

Lifecycle 2015	John Hancock Funds II International Equity Index	5.47%
	John Hancock Funds II Mid Cap Growth Index	7.02%
	John Hancock Funds II Mid Cap Value Index	7.08%
	John Hancock Funds II Small Cap Index	9.16%
	John Hancock Funds II Total Bond Market	7.93%

Lifecycle 2010	John Hancock Funds II Mid Cap Growth Index	12.25%
	John Hancock Funds II Mid Cap Value Index	12.36%
	John Hancock Funds II Small Cap Index	7.51%
	John Hancock Funds II Total Bond Market	13.72%

62	Lifecycle Portfolios | Annual report

Auditors report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Funds II:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios identified in Note 5, which are part of John Hancock Funds II (the “Trust”), at August 31, 2010 and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2010

Annual report | Lifecycle Portfolios	63

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Portfolios, if any, paid during its taxable year ended August 31, 2010.

Dividend Received Deduction Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Portfolio’s dividend distribution that qualifies under tax law. The percentage of the Portfolio’s fiscal 2010 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Dividend Received
Portfolio	Deduction

Lifecycle 2045	40.12%
Lifecycle 2040	40.19%
Lifecycle 2035	40.04%
Lifecycle 2030	36.79%
Lifecycle 2025	30.59%
Lifecycle 2020	23.89%
Lifecycle 2015	18.26%
Lifecycle 2010	16.85%

Qualified Dividend Income The Portfolios hereby designate the maximum amount allowable of their net taxable income as quali-fied dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2010.

Shareholders will be mailed a 2010 Form 1099-DIV in January 2011. This will reflect the total of all distributions that are taxable for the calendar year 2010.

64	Lifecycle Portfolios | Annual report

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees of the Advisory Agreement (the Advisory Agreement) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the Subadvisory Agreements) for each of the portfolios (the Funds) of John Hancock Funds II (the Trust) discussed in this annual report.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the Adviser or JHIMS), approving the Adviser’s selection of subadvisers for the portfolios of the Trust and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affili-ated with the Adviser, the Board believes that, in view of the Trust’s manager-of-managers advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvi-sory fees at arm’s-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvis-ers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (Material Relationships).

Approval of Advisory Agreement

At its meeting on May 27-28, 2010, the Board, including all the Independent Trustees, approved the Advisory Agreement.

In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers, the Board:

(1) (a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’s personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to continue to perform its services under the Advisory Agreement with respect to the Funds;

(2) — reviewed the investment performance of each of the Funds; the comparative performance of their respective benchmarks, comparable funds as included in a report prepared by an independent third party (i.e., funds having approximately the same investment objective), if any; and JHIMS’s analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds; and concluded that each of the Funds has generally performed well or within a range that the Board deemed competitive except as discussed in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and each of their subadvisers;

Annual report | Lifecycle Portfolios	65

(3) (a) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds and each of the funds of John Hancock Trust (except those listed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement): The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $85 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this annual report are each of the funds of funds of the Trust and of John Hancock Trust.)

(b) reviewed the Trust’s advisory fee structure and the incorporation, where applicable, of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a subadviser that is not affili-ated with the Adviser have subadvisory fees which are the product of arm’s-length negotiations between the Adviser and the subadviser and which in most, but not all, cases contain breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

(4) (a) reviewed the financial statements of JHIMS and considered (i) an analysis presented by JHIMS regarding the net profitabil-ity to JHIMS and Manulife Financial of each Fund;

(b) reviewed and considered an analysis presented by JHIMS regarding the profitability of JHIMS’ relationship with each Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund;

(c) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds;

(d) noted that the subadvisory fees for the Funds are paid by JHIMS and concluded that the advisory fees paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

(e) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provide to each Fund and the entrepreneurial risk that it assumes as Adviser. Based upon its review, the Board concluded that the Adviser and its affiliates’ anticipated level of profitability from their relationship with each Fund was reasonable and not excessive.

(5) — reviewed comparative information prepared by an independent third party with respect to the advisory fee rates and concluded that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds.

In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that JHIMS is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds and that the Adviser pays the subadvisory fees of the Funds. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered.

In addition, in the case of each Lifestyle Fund, each Lifecycle Fund, the Core Diversified Growth & Income Portfolio, the Core Fundamental Holdings Portfolio, the Core Global Diversification Portfolio, Retirement Distribution Portfolio, Retirement Rising Distribution Portfolio and Alternative Asset Allocation Fund (each a Fund of Funds), the Trustees reviewed the advisory fee to be paid to the Adviser for each Fund of Funds and concluded that the advisory fee to be paid to the Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on May 27–28, 2010, the Board, including all the Independent Trustees, renewed and approved the Subadvisory Agreements.

In making its determination with respect to the factors that it considers, the Board reviewed:

(1) information relating to each subadviser’s business, including current subadvisory services to the Trust;

(2) the historical and current performance of the Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3) the subadvisory fee for each Fund and comparative fee information prepared by an independent third party; and

(4) information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

66	Lifecycle Portfolios | Annual report

The Board noted that in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Subadviser out of the subadvisory fee and would not be an expense of the Fund.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadviser has extensive experience and demonstrated skills as a manager;

(2) Although not without variation, the current and historical performance of each Fund managed by a Subadviser has generally been in line with or outperformed the current and historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3) The subadvisory fees are generally competitive within the range of industry norms and, with respect to each Subadviser that is not affiliated with the Adviser, are a product of arm’s-length negotiation between the Adviser and the subadviser;

(4) With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow; and

(5) The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate.

In addition, in the case of each Fund of Funds, the Trustees reviewed the subadvisory fee to be paid to the subadviser for the Fund of Funds and concluded that the subadvisory fee to be paid to the subadviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

Annual report | Lifecycle Portfolios	67

Appendix A

Performance of Trust
Portfolio (Subadviser)	as of March 31, 2010	Fees and Expenses	Other Comments

JHF II Lifecycle 2010	Benchmark Index — The	Subadvisory fees for this	The Board took into account
	Portfolio outperformed for	Portfolio are lower than the	management’s discussion
(MFC Global Investment	the one-year period and	peer group median.	of the Portfolio’s expenses,
Management (U.S.A.)	underperformed for the		including the advisory/sub-
Limited)	three-year period.	Net management fees for	advisory fee structure and the
		this Portfolio are higher than	peer group.
	Morningstar Category —	the peer group median.
The Portfolio outperformed
	for the one-year and three-	Total expenses for this
	year periods.	Portfolio are higher than the
peer group median

JHF II Lifecycle 2015	Benchmark Index — The	Subadvisory fees for this	The Board took into account
	Portfolio outperformed for	Portfolio are lower than the	management’s discussion
(MFC Global Investment	the one-year period and	peer group median.	of the Portfolio’s expenses,
Management (U.S.A.)	modestly underperformed		including the advisory/sub-
Limited)	for the three-year period.	Net management fees for	advisory fee structure and the
		this Portfolio are higher than	peer group.
	Morningstar Category —	the peer group median.
The Portfolio outperformed
	for the one-year and three-	Total expenses for this
	year periods.	Portfolio are modestly
higher than the peer
group median.

JHF II Lifecycle 2020	Benchmark Index — The	Subadvisory fees for this	The Board took into account
	Portfolio outperformed for	Portfolio are lower than the	management’s discussion
(MFC Global Investment	the one-year period and	peer group median.	of the Portfolio’s expenses,
Management (U.S.A.)	modestly outperformed for		including the advisory/sub-
Limited)	the three-year period.	Net management fees for	advisory fee structure and the
		this Portfolio are higher than	peer group.
	Morningstar Category —	the peer group median.
The Portfolio outperformed
	for the one-year and three-	Total expenses for this
	year periods.	Portfolio are higher than the
peer group median.

JHF II Lifecycle 2025	Benchmark Index — The	Subadvisory fees for this	The Board took into account
	Portfolio outperformed for	Portfolio are lower than the	management’s discussion
(MFC Global Investment	the one-year period and	peer group median.	of the Portfolio’s expenses,
Management (U.S.A.)	modestly outperformed for		including the advisory/sub-
Limited)	the three-year period.	Net management fees for	advisory fee structure and the
		this Portfolio are higher than	peer group
	Morningstar Category —	the peer group median.
The Portfolio outperformed
	for the one-year period and	Total expenses for this
	modestly outperformed for	Portfolio are higher than the
	the three-year period.	peer group median.

JHF II Lifecycle 2030	Benchmark Index — The	Subadvisory fees for this	The Board took into account
	Portfolio outperformed for	Portfolio are lower than the	management’s discussion
(MFC Global Investment	the one-year period and	peer group median.	of the Portfolio’s expenses,
Management (U.S.A.)	slightly underperformed for		including the advisory/sub-
Limited)	the three-year period.	Net management fees for	advisory fee structure and the
		this Portfolio are higher than	peer group.
	Morningstar Category —	the peer group median.
The Portfolio outperformed
	for the one-year period and	Total expenses for this
	modestly outperformed for	Portfolio are higher than the
	the three-year period.	peer group median.

68	Lifecycle Portfolios | Annual report

Performance of Trust
Portfolio (Subadviser)	as of March 31, 2010	Fees and Expenses	Other Comments

JHF II Lifecycle 2035	Benchmark Index — The	Subadvisory fees for this	The Board took into account
	Portfolio modestly outper-	Portfolio are lower than the	management’s discussion
(MFC Global Investment	formed for the one-year	peer group median.	of the Portfolio’s expenses,
Management (U.S.A.)	period and outperformed		including the advisory/sub-
Limited)	for the three-year period.	Net management fees for	advisory fee structure and the
		this Portfolio are higher than	peer group.
	Morningstar Category —	the peer group median.
The Portfolio modestly
	outperformed for the	Total expenses for this
	one-year period and	Portfolio are the peer
	outperformed for the	group median.
three-year period.

JHF II Lifecycle 2040	Benchmark Index — The	Subadvisory fees for this	The Board took into account
	Portfolio modestly outper-	Portfolio are lower than the	management’s discussion
(MFC Global Investment	formed for the one-year	peer group median.	of the Portfolio’s expenses,
Management (U.S.A.)	period and outperformed		including the advisory/sub-
Limited)	for the three-year period.	Net management fees for	advisory fee structure and the
		this Portfolio are higher than	peer group.
	Morningstar Category —	the peer group median.
The Portfolio modestly
	outperformed for the	Total expenses for this
	one-year period and	Portfolio are higher than the
	outperformed for the	peer group median.
three-year period.

JHF II Lifecycle 2045	Benchmark Index — The	Subadvisory fees for this	The Board took into account
	Portfolio modestly outper-	Portfolio are lower than the	management’s discussion
(MFC Global Investment	formed for the one-year	peer group median.	of the Portfolio’s expenses,
Management (U.S.A.)	period and outperformed		including the advisory/sub-
Limited)	for the three-year period.	Net management fees for	advisory fee structure and the
		this Portfolio are higher than	peer group.
	Morningstar Category —	the peer group median.
The Portfolio modestly
	outperformed for the	Total expenses for this
	one-year period and	Portfolio are higher than the
	outperformed for the	peer group median.
three-year period.

Annual report | Lifecycle Portfolios	69

Trustees and Officers

This chart provides information about the Trustees and Officers of John Hancock Funds II who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Portfolio and execute policies formulated by the Trustees.

Independent Trustees

		Number of
Name, Year of Birth		John Hancock
Position(s) held with Fund	Trustee of	funds overseen
Principal occupation(s) and other directorships during past 5 years	Trust since[1]	by Trustee

Charles L. Bardelis, Born: 1941	2005	207

Director, Island Commuter Corp. (Marine Transport). Trustee of John Hancock Trust (since 1988),
John Hancock Funds II (since 2005) and former Trustee of John Hancock Funds III (2005–2006).

Peter S. Burgess, Born: 1942	2005	207

Consultant (financial, accounting and auditing matters) (since 1999); Certified Public
Accountant. Partner, Arthur Andersen (independent public accounting firm) (prior to 1999).
Director of the following publicly traded companies: PMA Capital Corporation (since 2004)
and Lincoln Educational Services Corporation (since 2004). Trustee of John Hancock Trust
(since 2005), John Hancock Funds II (since 2005), and former Trustee of John Hancock
Funds III (2005–2006).

Theron S. Hoffman, Born: 1947	2008	207

Chief Executive Officer, T. Hoffman Associates, LLC (since 2003); Director, The Todd
Organization (since 2003); President, Westport Resources Management (2006–2008);
Partner/Operating Head & Senior Managing Director, Putnam Investments (2000–2003);
Executive Vice President, Thomson Corp. (1997–2000) (financial information publishing).
Trustee of John Hancock Trust (since 2008) and John Hancock Funds II (since 2008).

Hassell H. McClellan, Born: 1945	2005	207

Associate Professor, The Graduate School of The Wallace E. Carroll School of Management,
Boston College (since 1984). Trustee of John Hancock Trust (since 2005), John Hancock
Funds II (since 2005) and Trustee of Phoenix Edge Series Funds (since 2008).

James M. Oates, Born: 1946	2005	207

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman,
Emerson Investment Management, Inc. (since 2000); Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (since 1997) (Independent
Chairman, 1997–2006). Director of the following publicly traded companies: Stifel Financial
(since 1996); Investor Financial Services Corporation (1995–2007); and Connecticut
River Bancorp (since 1998); Director of the following Mutual Funds: Phoenix Mutual
Funds (1988–2008); Virtus Funds (since 2008); and Emerson Investment Management
(since 2000). Chairman of the Boards of John Hancock Trust and John Hancock
Funds II (since 2005). Trustee of John Hancock Trust (since 2004), John Hancock Funds II
(since 2005) and former Trustee of John Hancock Funds III (2005–2006).

Steven M. Roberts, Born: 1944	2008	207

Board of Governors Deputy Director Division of Banking Supervision and Regulation,
Federal Reserve System (2005–2008); Partner, KPMG (1987–2004). Trustee of
John Hancock Trust (since 2008) and John Hancock Funds II (since September 2008).

70	Lifecycle Portfolios | Annual report

Non-Independent Trustees[2]

		Number of
Name, Year of Birth		John Hancock
Position(s) held with Fund	Trustee of	funds overseen
Principal occupation(s) and other directorships during past 5 years	Trust since[1]	by Trustee

James R. Boyle,[3] Born: 1959	2005	207

Senior Executive Vice President, John Hancock Financial Services (since 1999, including prior positions); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds,
LLC, and John Hancock Investment Management Services, LLC (2005–2010); Trustee,
John Hancock Trust (since 2005), John Hancock Funds II (since 2005), and John Hancock retail funds (2005–2010).

Grace K. Fey,[4] Born: 1946	2008	207

Chief Executive Officer, Grace Fey Advisors (since 2007); Director & Executive
Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary
Trust (since 2009). Trustee of John Hancock Trust (since 2008) and John Hancock
Funds II (since 2008).

1 Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.
2 Non-Independent Trustees hold positions or are affiliated with the Fund’s investment adviser, subadviser, underwriter or their affiliates.
3 Mr. Boyle is an “interested person” (as defined in the 1940 Act) due to his position with Manulife Financial Corporation (or its affiliates), the ultimate parent of the Adviser.
4 Ms. Fey is an “interested person” (as defined by the 1940 Act) due to a deferred compensation arrangement with her former employer, Frontier Capital Management Company, which is a subadviser of certain funds of John Hancock Funds II and John Hancock Trust.

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Trust
directorships during past 5 years	since

Hugh McHaffie, Born: 1959	2009

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions); Chairman and Director, John Hancock Investment Management Services, LLC, John Hancock Advisers, LLC and
John Hancock Funds, LLC (since 2010); Non-Independent Trustee, John Hancock retail funds (since 2010);
President, John Hancock Trust and John Hancock Funds II (since 2009); Senior Vice President, Individual
Business Product Management, MetLife, Inc. (1999–2006).

Thomas M. Kinzler, Born: 1955	2009

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Officer,
John Hancock retail funds, John Hancock Funds II and John Hancock Trust (since 2006); Secretary and
Chief Legal Counsel, John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC
and John Hancock Funds, LLC (since 2007); Vice President and Associate General Counsel, Massachusetts
Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML Series Investment
Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual Select Funds and MassMutual Premier
Funds (2004–2006).

Annual report | Lifecycle Portfolios	71

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of Trust
Principal occupation(s) and other directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2009

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Trust, Chief Compliance Officer, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, MFC Global Investment Management (U.S.), LLC (2005–2008).

Michael J. Leary, Born: 1965	2009

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Treasurer, John Hancock Funds II and John Hancock Trust (since 2009); Treasurer John Hancock retail funds (2007–2010); Vice President,
John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007);
Assistant Treasurer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (2007–
2009); Vice President and Director of Fund Administration, JP Morgan (2004–2007).

Charles A. Rizzo, Born: 1957	2009

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Chief Financial Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (since 2007); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Assistant Treasurer,
Goldman Sachs Mutual Fund Complex (2005–2007); Vice President, Goldman Sachs (2005–2007);
Managing Director and Treasurer, Scudder Funds, Deutsche Asset Management (2003–2005).

John G. Vrysen, Born: 1955	2009

Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and
Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC
and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock Funds II and
John Hancock Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009); Trustee,
John Hancock retail funds (since 2009).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

72	Lifecycle Portfolios | Annual report

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management Services, LLC
James R. Boyle†
Grace K. Fey†	Subadviser
Charles L. Bardelis*	MFC Global Investment Management
Peter S. Burgess*	(U.S.A.) Limited
Theron S. Hoffman
Hassell H. McClellan	Principal distributor
Steven M. Roberts*	John Hancock Funds, LLC
Custodian
Officers	State Street Bank and Trust Company
Hugh McHaffie
President	Transfer agent
John Hancock Signature Services, Inc.
Thomas M. Kinzler	Legal counsel
Secretary and Chief Legal Officer	K&L Gates LLP

Francis V. Knox, Jr.	Independent registered
Chief Compliance Officer	public accounting firm

Charles A. Rizzo	PricewaterhouseCoopers LLP
Chief Financial Officer

Michael J. Leary	The report is certified under the Sarbanes-Oxley Act, which
Treasurer	requires mutual funds and other public companies to affirm
that, to the best of their knowledge, the information in
John G. Vrysen	their financial reports is fairly and accurately stated in all
Chief Operating Officer	material respects.

*Member of the Audit Committee
†Non-Independent Trustee

The Portfolio’s proxy voting policies and procedures, as well as the Portfolio’s proxy voting record, if any, for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Portfolio’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Portfolio’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
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Lifecycle Portfolios | Annual report	73

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This report is for the information of the shareholders of John Hancock Lifecycle Portfolios.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus. LC00A 8/10
10/10

John Hancock
Retirement Portfolios

Annual Report
8.31.10

John Hancock Retirement Portfolios

Table of Contents

Shareholder expense example	Page 3
Portfolio of investments	Page 5
Financial statements	Page 9
Financial highlights	Page 15
Notes to financial statements	Page 17
Trustees and Officers	Page 28
More information	Page 33

2

Shareholder Expense Example

As a shareholder of a John Hancock Funds II Retirement Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Portfolio expenses. In addition to the operating expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which the Portfolio invests. Because the underlying funds have varied operating expenses and transaction costs and the Portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the commencement of operations and held for the entire period (April 30, 2010 through August 31, 2010).

Actual expenses:

The first line of each Portfolio in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each Portfolio in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Shareholder expense example chart

			Expenses Paid
	Beginning	Ending	During Period	Annualized
	Account Value	Account Value	4-30-10 —	Expense
	4-30-10	8-31-10	8-31-10	Ratio[3]
Retirement 2045 Portfolio
Class 1 — Actual[1]	$1,000.00	$912.00	$0.52	0.16%
Class 1 — Hypothetical (5% annualized return before expenses) [2]	$1,000.00	$1,024.40	$0.82	0.16%
Retirement 2040 Portfolio
Class 1 — Actual[1]	$1,000.00	$912.00	$0.52	0.16%
Class 1 — Hypothetical (5% annualized return before expenses) [2]	$1,000.00	$1,024.40	$0.82	0.16%
Retirement 2035 Portfolio
Class 1 — Actual[1]	$1,000.00	$915.00	$0.52	0.16%
Class 1 — Hypothetical (5% annualized return before expenses) [2]	$1,000.00	$1,024.40	$0.82	0.16%
Retirement 2030 Portfolio
Class 1 — Actual[1]	$1,000.00	$925.00	$0.52	0.16%
Class 1 — Hypothetical (5% annualized return before expenses) [2]	$1,000.00	$1,024.40	$0.82	0.16%
Retirement 2025 Portfolio
Class 1 — Actual[1]	$1,000.00	$940.00	$0.53	0.16%
Class 1 — Hypothetical (5% annualized return before expenses) [2]	$1,000.00	$1,024.40	$0.82	0.16%
Retirement 2020 Portfolio
Class 1 — Actual[1]	$1,000.00	$970.00	$0.54	0.16%
Class 1 — Hypothetical (5% annualized return before expenses) [2]	$1,000.00	$1,024.40	$0.82	0.16%
Retirement 2015 Portfolio
Class 1 — Actual[1]	$1,000.00	$1,003.00	$0.54	0.16%
Class 1 — Hypothetical (5% annualized return before expenses) [2]	$1,000.00	$1,024.40	$0.82	0.16%
Retirement 2010 Portfolio
Class 1 — Actual[1]	$1,000.00	$1,037.00	$0.55	0.16%
Class 1 — Hypothetical (5% annualized return before expenses) [2]	$1,000.00	$1,024.40	$0.82	0.16%

1 Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (124) and divided by 365 (to reflect the period).

2 Expenses are equal to the annualized expense ratio, multiplied by the average account value over the six month period, multiplied by the number of days in the period (184) and divided by 365 (to reflect the period).

3 The Portfolios’ expense ratios do not include fees and expenses indirectly incurred by the underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolios. The range of expense ratios of the underlying funds held by the Portfolios was 0.48% - 0.56% for the period ended 8-31-10.

4

Portfolio of Investments
As of August 31, 2010

Retirement 2045 Portfolio
	Shares	Value

INVESTMENT COMPANIES - 100.05%

Affiliated Investment Companies - 100.05%

Equity (G) - 80.16%		$19,635

John Hancock Funds II:
Index 500, Class NAV (MFC
Global U.S.A.) (A)	1,606	12,559
International Equity Index, Class
NAV (SSgA)	301	4,619
Mid Cap Index, Class NAV (MFC
Global U.S.A.) (A)	85	1,368
Small Cap Index, Class NAV (MFC
Global U.S.A.) (A)	105	1,089

Fixed Income (G) - 19.89%		4,871

John Hancock Funds II:
Total Bond Market, Class NAV
(Declaration) (A)	454	4,871

Total investments (Retirement 2045 Portfolio)
(Cost $26,846) - 100.05%		$24,506

Other assets and liabilities, net - (0.05%)		(13)

TOTAL NET ASSETS - 100.00%		$24,493

Retirement 2040 Portfolio
	Shares	Value

INVESTMENT COMPANIES - 100.05%

Affiliated Investment Companies - 100.05%

Equity (G) - 80.16%		$19,635

John Hancock Funds II:
Index 500, Class NAV (MFC
Global U.S.A.) (A)	1,606	12,559
International Equity Index, Class
NAV (SSgA)	301	4,619
Mid Cap Index, Class NAV (MFC
Global U.S.A.) (A)	85	1,368
Small Cap Index, Class NAV (MFC
Global U.S.A.) (A)	105	1,089

Fixed Income (G) - 19.89%		4,871

John Hancock Funds II:
Total Bond Market, Class NAV
(Declaration) (A)	454	4,871

Total investments (Retirement 2040 Portfolio)
(Cost $26,846) - 100.05%		$24,506

Other assets and liabilities, net - (0.05%)		(13)

TOTAL NET ASSETS - 100.00%		$24,493

See notes to financial statements	5

Portfolio of Investments
As of August 31, 2010

Retirement 2035 Portfolio
	Shares	Value

INVESTMENT COMPANIES - 100.05%

Affiliated Investment Companies - 100.05%

Equity (G) – 78.01%		$19,173

John Hancock Funds II:
Index 500, Class NAV (MFC
Global U.S.A.) (A)	1,571	12,287
International Equity Index, Class
NAV (SSgA)	292	4,486
Mid Cap Index, Class NAV (MFC
Global U.S.A.) (A)	84	1,339
Small Cap Index, Class NAV (MFC
Global U.S.A.) (A)	102	1,061

Fixed Income (G) – 22.04%		5,419

John Hancock Funds II:
Total Bond Market, Class NAV
(Declaration) (A)	505	5,419

Total investments (Retirement 2035 Portfolio)
(Cost $26,852) - 100.05%		$24,592

Other assets and liabilities, net - (0.05%)		(13)

TOTAL NET ASSETS - 100.00%		$24,579

Retirement 2030 Portfolio
	Shares	Value

INVESTMENT COMPANIES - 100.05%

Affiliated Investment Companies - 100.05%

Equity (G) – 71.59%		$17,780

John Hancock Funds II:
Index 500, Class NAV (MFC
Global U.S.A.) (A)	1,467	11,468
International Equity Index, Class
NAV (SSgA)	267	4,091
Mid Cap Index, Class NAV (MFC
Global U.S.A.) (A)	78	1,248
Small Cap Index, Class NAV (MFC
Global U.S.A.) (A)	94	973

Fixed Income (G) – 28.46%		7,068

John Hancock Funds II:
Total Bond Market, Class NAV
(Declaration) (A)	659	7,068

Total investments (Retirement 2030 Portfolio)
(Cost $26,867) - 100.05%		$24,848

Other assets and liabilities, net - (0.05%)		(13)

TOTAL NET ASSETS - 100.00%		$24,835

See notes to financial statements	6

Portfolio of Investments
As of August 31, 2010

Retirement 2025 Portfolio
	Shares	Value

INVESTMENT COMPANIES - 100.06%

Affiliated Investment Companies - 100.06%

Equity (G) – 62.17%		$15,684

John Hancock Funds II:
Index 500, Class NAV (MFC
Global U.S.A.) (A)	1,301	10,173
International Equity Index, Class
NAV (SSgA)	233	3,581
Mid Cap Index, Class NAV (MFC
Global U.S.A.) (A)	71	1,129
Small Cap Index, Class NAV (MFC
Global U.S.A.) (A)	77	801

Fixed Income (G) – 37.89%		9,558

John Hancock Funds II:
Total Bond Market, Class NAV
(Declaration) (A)	892	9,558

Total investments (Retirement 2025 Portfolio)
(Cost $26,891) - 100.06%		$25,242

Other assets and liabilities, net - (0.06%)		(14)

TOTAL NET ASSETS - 100.00%		$25,228

Retirement 2020 Portfolio
	Shares	Value

INVESTMENT COMPANIES - 100.05%

Affiliated Investment Companies - 100.05%

Equity (G) – 44.46%		$11,565

John Hancock Funds II:
Index 500, Class NAV (MFC
Global U.S.A.) (A)	959	7,496
International Equity Index, Class
NAV (SSgA)	177	2,708
Mid Cap Index, Class NAV (MFC
Global U.S.A.) (A)	56	900
Small Cap Index, Class NAV (MFC
Global U.S.A.) (A)	44	461

Fixed Income (G) – 55.59%		14,461

John Hancock Funds II:
Total Bond Market, Class NAV
(Declaration) (A)	1,349	14,461

Total investments (Retirement 2020 Portfolio)
(Cost $26,938) - 100.05%		$26,026

Other assets and liabilities, net - (0.05%)		(14)

TOTAL NET ASSETS - 100.00%		$26,012

See notes to financial statements	7

Portfolio of Investments
As of August 31, 2010

Retirement 2015 Portfolio
	Shares	Value

INVESTMENT COMPANIES - 100.05%

Affiliated Investment Companies - 100.05%

Equity (G) – 25.62%		$6,889

John Hancock Funds:
Index 500, Class NAV (MFC
Global U.S.A.) (A)	601	4,696
International Equity Index, Class
NAV (SSgA)	112	1,717
Mid Cap Index, Class NAV (MFC
Global U.S.A.) (A)	18	290
Small Cap Index, Class NAV (MFC
Global U.S.A.) (A)	18	186

Fixed Income (G) – 74.43%		20,013

John Hancock Funds:
Total Bond Market, Class NAV
(Declaration) (A)	1,867	20,013

Total investments (Retirement 2015 Portfolio)
(Cost $26,991) - 100.05%		$26,902

Other assets and liabilities, net - (0.05%)		(14)

TOTAL NET ASSETS - 100.00%		$26,888

Retirement 2010 Portfolio
	Shares	Value

INVESTMENT COMPANIES - 100.05%

Affiliated Investment Companies - 100.05%

Equity (G) – 7.16%		$1,989

John Hancock Funds II:
Index 500, Class NAV (MFC
Global U.S.A.) (A)	188	1,465
International Equity Index, Class
NAV (SSgA)	34	524

Fixed Income (G) – 92.89%		25,805

John Hancock Funds II:
Total Bond Market, Class NAV
(Declaration) (A)	2,407	25,805

Total investments (Retirement 2010 Portfolio)
(Cost $27,048) - 100.05%		$27,794

Other assets and liabilities, net - (0.05%)		(14)

TOTAL NET ASSETS - 100.00%		$27,780

Percentages are stated as a percent of net assets.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund’s subadviser is shown parenthetically. The Investment Managers are as follows:

Declaration Management & Research LLC	(Declaration)
MFC Global Investment Management (U.S.A.) Limited	(MFC Global U.S.A.)
SSgA Funds Management, Inc.	(SSgA)

See notes to financial statements	8

Retirement Portfolios

Statements of Assets and Liabilities — August 31, 2010

	Retirement	Retirement	Retirement	Retirement
	2045 Portfolio	2040 Portfolio	2035 Portfolio	2030 Portfolio
Assets

Investments in affiliated funds, at value (Note 7) $	24,506	$24,506	$24,592	$24,848
Net receivable from affiliates (Note 7)	27,482	27,482	27,482	27,482

Total assets	51,988	51,988	52,074	52,330

Liabilities

Payable to affiliates (Note 4)
Trustees' fees	119	119	119	119
Other liabilities and accrued expenses	27,376	27,376	27,376	27,376

Total liabilities	27,495	27,495	27,495	27,495

Net assets

Capital paid-in	$26,797	$26,797	$26,797	$26,797
Undistributed net investment income	36	36	42	57
Net unrealized appreciation (depreciation) on
investments	(2,340)	(2,340)	(2,260)	(2,019)

Net assets	$24,493	$24,493	$24,579	$24,835

Investments in affiliated funds, at cost	$26,846	$26,846	$26,852	$26,867

Net asset value per share

The Portfolios have an unlimited number of
shares authorized with no par value. Net asset
value is calculated by dividing the net assets of
each class of shares by the number of
outstanding shares in the class.

Class 1
Net assets	$24,493	$24,493	$24,579	$24,835
Shares outstanding	2,687	2,687	2,686	2,686
Net asset value, offering price and redemption
price per share	$9.12	$9.12	$9.15	$9.25

See notes to financial statements
9

Retirement Portfolios

Statements of Assets and Liabilities — August 31, 2010

	Retirement	Retirement	Retirement	Retirement
	2025 Portfolio	2020 Portfolio	2015 Portfolio	2010 Portfolio
Assets

Investments in affiliated funds, at value (Note 7) $	25,242	$26,026	$26,902	$27,794
Net receivable from affiliates (Note 7)	27,482	27,482	27,481	27,481

Total assets	52,724	53,508	54,383	55,275

Liabilities

Payable to affiliates (Note 4)
Trustees' fees	119	119	119	119
Other liabilities and accrued expenses	27,377	27,377	27,376	27,376

Total liabilities	27,496	27,496	27,495	27,495

Net assets

Capital paid-in	$26,797	$26,797	$26,797	$26,797
Undistributed net investment income	80	127	180	237
Net unrealized appreciation (depreciation) on
investments	(1,649)	(912)	(89)	746

Net assets	$25,228	$26,012	$26,888	$27,780

Investments in affiliated funds, at cost	$26,891	$26,938	$26,991	$27,048

Net asset value per share

The Portfolios have an unlimited number of
shares authorized with no par value. Net asset
value is calculated by dividing the net assets of
each class of shares by the number of
outstanding shares in the class.

Class 1
Net assets	$25,228	$26,012	$26,888	$27,780
Shares outstanding	2,685	2,683	2,681	2,680
Net asset value, offering price and redemption
price per share	$9.40	$9.70	$10.03	$10.37

See notes to financial statements	10

Retirement Portfolios

Statements of Operations — August 31, 2010[1]

	Retirement	Retirement	Retirement	Retirement
	2045 Portfolio	2040 Portfolio	2035 Portfolio	2030 Portfolio
Investment income

Income distributions received from affiliated
underlying funds	$47	$47	$52	$68

Total investment income	47	47	52	68

Expenses

Investment management fees (Note 4)	5	5	5	5
Class 1 distribution and service fees (Note 4)	4	4	4	4
Accounting and legal services fees (Note 4)	1	1	1	1
Professional fees	20,543	20,543	20,543	20,543
Custodian fees	4,000	4,000	4,000	4,000
Trustees' fees (Note 4)	1,048	1,048	1,048	1,048
Registration and filing fees	2,082	2,082	2,082	2,082
Other	706	706	705	706

Total expenses before reductions and
amounts recaptured	28,389	28,389	28,388	28,389

Net expense reductions and amounts
recaptured (Note 4)	(28,375)	(28,375)	(28,375)	(28,375)

Total expenses	14	14	13	14

Net investment income	33	33	39	54

Realized and unrealized gain (loss)

Change in net unrealized appreciation
(depreciation) of
Investments in affiliated underlying funds	(2,340)	(2,340)	(2,260)	(2,019)

Net unrealized loss	(2,340)	(2,340)	(2,260)	(2,019)

Decrease in net assets from operations	$(2,307)	$(2,307)	$(2,221)	$(1,965)

[1] Period from 4-30-10 (inception date) to 8-31-10.

See notes to financial statements	11

Retirement Portfolios

Statements of Operations — August 31, 2010[1]

	Retirement	Retirement	Retirement	Retirement
	2025 Portfolio	2020 Portfolio	2015 Portfolio	2010 Portfolio
Investment income

Income distributions received from affiliated
underlying funds	$91	$138	$191	$248

Total investment income	91	138	191	248

Expenses

Investment management fees (Note 4)	5	5	5	5
Class 1 distribution and service fees (Note 4)	4	4	5	5
Accounting and legal services fees (Note 4)	1	1	1	1
Professional fees	20,543	20,544	20,545	20,546
Custodian fees	4,000	4,000	4,000	4,000
Trustees' fees (Note 4)	1,048	1,048	1,048	1,048
Registration and filing fees	2,082	2,082	2,082	2,082
Other	707	706	705	705

Total expenses before reductions and
amounts recaptured	28,390	28,390	28,391	28,392

Net expense reductions and amounts
recaptured (Note 4)	(28,376)	(28,376)	(28,377)	(28,378)

Total expenses	14	14	14	14

Net investment income	77	124	177	234

Realized and unrealized gain (loss)

Change in net unrealized appreciation
(depreciation) of

Investments in affiliated underlying funds	(1,649)	(912)	(89)	746

Net unrealized gain (loss)	(1,649)	(912)	(89)	746

Increase (decrease) in net assets from
operations	$(1,572)	$(788)	$88	$980

1Period from 4-30-10 (inception date) to 8-31-10.

See notes to financial statements	12

Retirement Portfolios

Statements of Changes in Net Assets

	Retirement	Retirement
	2045 Portfolio	2040 Portfolio

	Period ended	Period ended
	8/31/10[1]	8/31/10[1]

Increase in net assets

From operations
Net investment income	$33	$33
Change in net unrealized appreciation
(depreciation)	(2,340)	(2,340)

Decrease in net assets resulting from
operations	(2,307)	(2,307)

From Portfolio share transactions (Note 5)	26,800	26,800

Total increase	24,493	24,493

Net assets

Beginning of period	—	—

End of period	$24,493	$24,493

Undistributed net investment income	$36	$36

	Retirement	Retirement
	2035 Portfolio	2030 Portfolio

	Period ended	Period ended
	8/31/10[1]	8/31/10[1]

Increase in net assets

From operations
Net investment income	$39	$54
Change in net unrealized appreciation
(depreciation)	(2,260)	(2,019)

Decrease in net assets resulting from
operations	(2,221)	(1,965)

From Portfolio share transactions (Note 5)	26,800	26,800

Total increase	24,579	24,835

Net assets

Beginning of period	—	—

End of period	$24,579	$24,835

Undistributed net investment income	$42	$57

[1] Period from 4-30-10 (inception date) to 8-31-10.

See notes to financial statements	13

Retirement Portfolios

Statements of Changes in Net Assets

	Retirement	Retirement
	2025 Portfolio	2020 Portfolio

	Period ended	Period ended
	8/31/10[1]	8/31/10[1]

Increase in net assets

From operations
Net investment income	$77	$124
Change in net unrealized appreciation
(depreciation)	(1,649)	(912)

Decrease in net assets resulting from
operations	(1,572)	(788)

From Portfolio share transactions (Note 5)	26,800	26,800

Total increase	25,228	26,012

Net assets

Beginning of period	—	—

End of period	$25,228	$26,012

Undistributed net investment income	$80	$127

	Retirement	Retirement
	2015 Portfolio	2010 Portfolio

	Period ended	Period ended
	8/31/10[1]	8/31/10[1]

Increase in net assets

From operations
Net investment income	$177	$234
Change in net unrealized appreciation
(depreciation)	(89)	746

Increase in net assets resulting from
operations	88	980

From Portfolio share transactions (Note 5)	26,800	26,800

Total increase	26,888	27,780

Net assets

Beginning of period	—	—

End of period	$26,888	$27,780

Undistributed net investment income	$180	$237

[1] Period from 4-30-10 (inception date) to 8-31-10.

See notes to financial statements	14

Financial Highlights

Per share operating performance for a share outstanding during the period										Ratios and supplemental data

		Income (loss) from
		investment
		operations			Less distributions					Ratios to average net assets

			Net real-									Expenses	Expenses
			ized and									before	including
	Net	Net	unrealized	Total from					Net asset		Net	reductions	reductions
	asset value,	investment	gain (loss)	investment	From net	From net	From		value,		assets,	and	and	Net
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total	end of	amounts	amounts	investment	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return	period	recaptured	recaptured	income	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)	(in ‘000’s)	(%)	(%)	(loss) (%)	(%)

Retirement 2045 Portfolio

CLASS 1

08-31-2010[2]	10.00	0.01[3]	(0.89)	(0.88)	—	—	—	—	9.12	(8.80)[4,5,6]	24	336.54[7]	0.16[7,8]	0.39 [3,7]	0

Retirement 2040 Portfolio

CLASS 1

08-31-2010[2]	10.00	0.01[3]	(0.89)	(0.88)	—	—	—	—	9.12	(8.80)[4,5,6]	24	336.54[7]	0.16[7,8]	0.39 [3,7]	0

Retirement 2035 Portfolio

CLASS 1

08-31-2010[2]	10.00	0.01[3]	(0.86)	(0.85)	—	—	—	—	9.15	(8.50)[4,5,6]	25	335.74[7]	0.16[7,8]	0.46 [3,7]	0

Retirement 2030 Portfolio

CLASS 1

08-31-2010[2]	10.00	0.02[3]	(0.77)	(0.75)	—	—	—	—	9.25	(7.50)[4,5,6]	25	333.40[7]	0.16[7,8]	0.63 [3,7]	0

Retirement 2025 Portfolio

CLASS 1

08-31-2010[2]	10.00	0.03[3]	(0.63)	(0.60)	—	—	—	—	9.40	(6.00)[4,5,6]	25	329.87[7]	0.16[7,8]	0.89 [3,7]	0

Retirement 2020 Portfolio

CLASS 1

08-31-2010[2]	10.00	0.05[3]	(0.35)	(0.30)	—	—	—	—	9.70	(3.00)[4,5,6]	26	323.16[7]	0.16[7,8]	1.41 [3,7]	0

Retirement 2015 Portfolio

CLASS 1

08-31-2010[2]	10.00	0.07[3]	(0.04)	0.03	—	—	—	—	10.03	0.30[4,5,6]	27	315.94[7]	0.16[7,8]	1.96 [3,7]	0

Retirement 2010 Portfolio

CLASS 1

08-21-2010[2]	10.00	0.09[3]	0.28	0.37	—	—	—	—	10.37	3.70[4,5,6]	28	308.90[7]	0.16[7,8]	2.55 [3,7]	0

See notes to financial statements	15

1 Based on the average daily shares outstanding.

2 The inception date for Class 1 shares is 4-30-10.

3 Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolios invest.

4 Not annualized.

5 Assumes dividend reinvestment (if applicable) .

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Annualized.

8 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows: 0.48% - 0.56% for the period ended 8-31-10.

See notes to financial statements	16

Retirement Portfolios
Notes to financial statements

Note 1 - Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is a series company which means it has several funds, each with a stated investment objective that it pursues through separate investment policies. The Trust currently offers multiple investment funds, eight of which (collectively, Retirement Portfolios or the Portfolios, and individually the Portfolio) are presented in this report. The Retirement Portfolios are a series of the Trust and operate as “funds of funds” that invest in Class NAV shares of underlying funds of the Trust, John Hancock Funds III (JHF III) and also in other affiliated funds of the John Hancock funds complex. Each Portfolio is diversified for purposes of the Investment Company Act of 1940, as amended (1940 Act).

Class 1 shares are offered to certain affiliates of Manulife Financial Corporation (MFC). The Portfolios commenced operations on April 30, 2010.

Affiliates of the Portfolios owned 100% of shares of beneficial interest of the Portfolios on August 31, 2010.

The accounting policies of the underlying funds of the Portfolios are outlined in the underlying funds’ shareholder reports, available without charge by calling 1-800-344-1029, at www.jhfunds.com and on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 - Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Portfolios:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Portfolios’ own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2010, all investments for the Portfolios are categorized as Level 1 under the hierarchy discussed above.

During the period ended August 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

Investments by the Portfolios in underlying affiliated funds and/or other investment companies are valued at their respective net asset values each business day.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Income and capital gain distributions from underlying funds are recorded on ex-date.

Expenses. The majority of expenses are directly attributable to an individual portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The Portfolios intend to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

17

For federal income tax purposes, the Portfolios have no capital loss carryforward available to offset future net realized capital gains as of August 31, 2010.

As of August 31, 2010, the Portfolios had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Portfolios’ federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

The cost of investments owned on August 31, 2010, including short-term investments, for federal income tax purposes, was as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation
Portfolio	Aggregate Cost	Appreciation	Depreciation	(Depreciation)

Retirement 2045	$26,846	$190	$(2,530)	$(2,340)
Retirement 2040	26,846	190	(2,530)	(2,340)
Retirement 2035	26,852	211	(2,471)	(2,260)
Retirement 2030	26,867	275	(2,294)	(2,019)
Retirement 2025	26,891	372	(2,021)	(1,649)
Retirement 2020	26,938	564	(1,476)	(912)
Retirement 2015	26,991	777	(866)	(89)
Retirement 2010	27,048	1,015	(269)	746

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Portfolios generally declare and pay dividends and capital gain distributions, if any, annually.

As of August 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary
Portfolio	Income

Retirement 2045	$36
Retirement 2040	36
Retirement 2035	42
Retirement 2030	57
Retirement 2025	80
Retirement 2020	127
Retirement 2015	180
Retirement 2010	237

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Portfolios’ financial statements as a return of capital. Short term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. For the period ended August 31, 2010, the Portfolios had no material permanent book/tax differences.

Note 3 - Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 – Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of MFC.

18

Management fee. The Portfolios pay the Adviser a management fee for its services to the Portfolios. The management fee has two components: (a) a fee on net assets invested in affiliated funds (Affiliated Fund Assets) and (b) a fee on net assets not invested in affiliated funds (Other Assets). Affiliated funds are any funds of The Trust, John Hancock Trust (JHT) and John Hancock Funds III (JHF III) excluding John Hancock Money Market Trust B, John Hancock 500 Index Trust B, John Hancock International Equity Index Trust B and John Hancock Total Bond Market Trust B. The fee on assets invested in Affiliated Fund Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios and is equivalent to the sum of: (a) 0.06% of the first $7.5 billion of aggregate net assets and (b) 0.05% of the excess over $7.5 billion of aggregate net assets. The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios and is equivalent to the sum of: (a) 0.51% of the first $7.5 billion of aggregate net assets and (b) 0.50% of the excess over $7.5 billion of aggregate net assets and is applied to the Other Assets of the Portfolios.

MFC Global Investment Management (U.S.A.) Limited acts as subadviser to the Retirement Portfolios. The Portfolios are not responsible for the payment of subadvisory fees. The investment management fees incurred for the period ended August 31, 2010 were equivalent to an annual effective rate of 0.06% of each Portfolio’s average daily net assets.

Expense reimbursements. The Adviser has contractually agreed to waive other fund level expenses excluding advisory fees, 12b-1 fees, service fees, transfer agent fees, blue sky fees, printing fees, taxes, brokerage commissions, interest expenses, acquired fund fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The waivers are such that these expenses will not exceed 0.05% of average net assets. This expense limitation shall continue in effect until April 30, 2011 and thereafter until terminated by the Adviser.

For the period ended August 31, 2010, the expense reductions related to the above plan amounted to the following and are reflected as a reduction of total expenses in the Statements of Operations:

Portfolio	Expense Reductions

Retirement 2045	$28,375
Retirement 2040	28,375
Retirement 2035	28,375
Retirement 2030	28,375
Retirement 2025	28,376
Retirement 2020	28,376
Retirement 2015	28,377
Retirement 2010	28,378

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements, for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred. The table below outlines the amounts recovered during the period ended August 31, 2010, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

	Amounts eligible for	Amount recovered
	recovery through August	during the period ended
Portfolio	1, 2013	August 31, 2010

Retirement 2045	$28,375	-
Retirement 2040	28,375	-
Retirement 2035	28,375	-
Retirement 2030	28,375	-
Retirement 2025	28,376	-
Retirement 2020	28,376	-
Retirement 2015	28,377	-
Retirement 2010	28,378	-

Accounting and legal services. Pursuant to the service agreement, the Portfolios reimburse the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Portfolio, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each Portfolio based on its relative net assets at the time the expense was incurred. The

19

accounting and legal services fees incurred for the period ended August 31, 2010 amounted to an annual rate of 0.01% of each Portfolio’s average daily net assets.

Distribution and service plans. The Trust has a distribution agreement with the Distributor. The Portfolios have adopted distribution and service plans with respect to Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Portfolios. Accordingly, the Fund may pay up to 0.05% for Class 1 shares for distribution and service fees, expressed as an annual percentage of average daily net assets.

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Portfolio based on its average daily net assets.

Note 5 - Portfolio share transactions

Transactions in Portfolio shares for the period ended August 31, 2010 were as follows:

Retirement 2045 Portfolio

	Period ended
	8-31-10

	Shares	Amount
Class 1 shares
Sold	2,687	$26,800

Net increase	2,687	$26,800

Retirement 2040 Portfolio

	Period ended
	8-31-10

	Shares	Amount
Class 1 shares
Sold	2,687	$26,800

Net increase	2,687	$26,800

Retirement 2035 Portfolio

	Period ended
	8-31-10

	Shares	Amount
Class 1 shares
Sold	2,686	$26,800

Net increase	2,686	$26,800

Retirement 2030 Portfolio

	Period ended
	8-31-10

	Shares	Amount
Class 1 shares
Sold	2,686	$26,800

Net increase	2,686	$26,800

Retirement 2025 Portfolio

	Period ended
	8-31-10

	Shares	Amount
Class 1 shares
Sold	2,685	$26,800

Net increase	2,685	$26,800

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Retirement 2020 Portfolio

	Period ended
	8-31-10

	Shares	Amount
Class 1 shares
Sold	2,683	$26,800

Net increase	2,683	$26,800

Retirement 2015 Portfolio

	Period ended
	8-31-10

	Shares	Amount
Class 1 shares
Sold	2,681	$26,800

Net increase	2,681	$26,800

Retirement 2010 Portfolio

	Period ended
	8-31-10

	Shares	Amount
Class 1 shares
Sold	2,680	$26,800

Net increase	2,680	$26,800

Note 6 – Purchase and sale of securities

The following summarizes the purchases of the affiliated underlying funds for the period ended August 31, 2010:

Portfolio	Other Issuers

Retirement 2045	$26,846
Retirement 2040	26,846
Retirement 2035	26,852
Retirement 2030	26,867
Retirement 2025	26,891
Retirement 2020	26,938
Retirement 2015	26,991
Retirement 2010	27,048

Note 7 – Investment in affiliated underlying funds

The Portfolios invest primarily in affiliated underlying funds that are managed by the Adviser and affiliates. The Portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Portfolios’ investment may represent a significant portion of each underlying fund’s net assets. For the period ended August 31, 2010, the Portfolios did not hold 5% or more of an affiliated underlying fund’s net assets. For the period ended August 31, 2010, the net receivable due from affiliates on the Statements of Assets and Liabilities was related to certain cancelled securities transactions of affiliated underlying funds.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Funds II:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios (identified in Note 4) which are part of John Hancock Funds II (the “Trust”) at August 31, 2010, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period from April 30, 2010 (commencement of operations) through August 31, 2010, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2010 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2010

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John Hancock Funds II

EVALUATION OF ADVISORY AND SUBADVISORY
AGREEMENTS BY THE BOARD OF TRUSTEES

At its meeting on March 19, 2010, the Board, including all of the Independent Trustees, approved the following new funds (the “New Portfolios” or “Funds”), each a series of John Hancock Funds II (the “Trust”):

New Portfolios

Retirement 2050 Portfolio
Retirement 2045 Portfolio
Retirement 2040 Portfolio
Retirement 2035 Portfolio
Retirement 2030 Portfolio
Retirement 2025 Portfolio
Retirement 2020 Portfolio
Retirement 2015 Portfolio
Retirement 2010 Portfolio (collectively, the “Retirement Portfolios”)

     This section describes the evaluation by the Board of Trustees of:

(a) an amendment (the “Advisory Agreement Amendment”) to the advisory agreement between John Hancock Funds II (the “Trust”) and John Hancock Investment Management, LLC (the “Adviser” or “JHIMS”) to add the New Portfolios.

(b) an amendment to the subadvisory agreement between the Adviser and MFC Global Investment Management (U.S.A.), LLC (“MFC Global (U.S.A.)” or the “Subadviser”) to add the Retirement Portfolios (the “Subadvisory Agreement Amendments”).

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s Adviser, John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”), approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust (the “Funds”) and approving the Trust’s advisory and subadvisory agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the Subadvisers to the Funds;

2. the investment performance of the Funds and their Subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any Subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements with Subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those Subadvisers that are not affiliated with the Adviser from

23

their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers any other material business relationships that unaffiliated Subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain Subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on March 19, 2010, the Board, including all the Independent Trustees, approved the Advisory Agreement Amendment.

In approving the Advisory Agreement Amendment, and with reference to the factors that it regularly considers, the Board:

(1) -- (a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the Subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’s personnel,
(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and
(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to perform its services under the Advisory Agreement with respect to the New Portfolios;

(2) – (a) reviewed the advisory fee structure for the New Portfolios and the incorporation of the subadvisory fee breakpoints (as described below under “Approval of Subadvisory Agreements” below) and concluded that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of the New Portfolios to benefit from economies of scale if the assets of such funds grow;

(b) reviewed the Trust’s advisory fee structure and the incorporation, where applicable, of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a Subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the Subadviser and which in many, but not all, cases contain breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

(3) -- (a) reviewed and considered an analysis presented by JHIMS regarding the anticipated profitability of JHIMS’s and its affiliates’ relationship with the New Portfolios and whether JHIMS has the financial ability to provide a high level of services to the New Portfolios,
(b) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the New Portfolios, and
(c) noted that the subadvisory fees for the New Portfolios are paid by JHIMS and concluded that the advisory fees to be paid by the Trust with respect to the New Portfolios is not unreasonable in light of such information; and
(d) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Portfolios and the entrepreneurial risk that it assumes as Adviser. Based upon its review, the Board concluded that the Adviser and its affiliates’ anticipated level of profitability, if any, from their relationship with each of the New Portfolios was reasonable and not excessive.

(4) -- (a) reviewed comparative information with respect to the advisory fee rates and concluded that anticipated advisory fees for the New Portfolios are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that the Adviser pays the subadvisory fees of each New Portfolio. The Board also took into account the level and quality of services expected to be provided by JHIMS with respect to the New Portfolios, as well as the other factors considered, including JHIMS’s experience managing other funds of funds within the John Hancock fund complex.

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In addition, the Trustees reviewed the advisory fee to be paid to the Adviser for the Retirement Portfolios, each a fund of funds, and concluded that the advisory fee to be paid to the Adviser with respect to the Retirement Portfolios is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Retirement Portfolios and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the Retirement Portfolios and those of its underlying portfolios.

Additional information that the Board considered in approving the Advisory Agreement Amendment is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on March 19, 2010, the Board, including all the Independent Trustees, approved the Subadvisory Agreement Amendments.

In making its determination with respect to the factors that it considers, the Board reviewed:

(1) information relating to the Subadviser’s business, including current subadvisory services to the Trust;
(2) the proposed subadvisory fee for the New Portfolios and comparative fee information as set forth in Appendix A; and
(3) information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated Subadvisers.

The Board’s decision to approve the Subadvisory Agreement Amendments was based on a number of determinations, including the following:

(1) The Subadviser has extensive experience and demonstrated skills as a manager;

(2) The subadvisory fees are generally competitive within the range of industry norms and, with respect to each Subadviser that is not affiliated with the Adviser, are a product of arms-length negotiation between the Adviser and the Subadviser;

(3) Subadvisory breakpoints are reflected as breakpoints in the advisory fees for the New Portfolios in order to permit shareholders to benefit from economies of scale if those Funds grow.

In addition, in the case of each Retirement Portfolio, the Trustees reviewed the subadvisory fee to be paid to the Subadviser for each Retirement Portfolio and concluded that the subadvisory fee to be paid to the Subadviser with respect to the Retirement Portfolio is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Retirement Portfolios and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a fund of funds and those of its underlying portfolios.

Additional information that the Board considered for a particular Fund is set forth below.

Trust/Fund	Comparable	Estimated Fees and Expenses	Other Comments
(Subadviser)	Trust/Fund	as of December 31, 2009
Performance
as of December 31,
2009

JHF II Retirement	There is no comparable	Advisory fees for this Fund were	The Board noted that the
2045	performance for this	lower than its peer group	Fund’s peer group is small.
	portfolio.	median.
(MFC Global U.S.A.)			The Board further noted that
		Subadvisory fees for this Fund	the subadviser manages
		were lower than its peer group	several other JHT and JHF II
		median.	asset allocation funds and
that it is generally satisfied
with the performance of
these funds.

JHF II Retirement	There is no comparable	Subadvisory fees for this Fund	The Board noted that the
2040	performance for this	were lower than its peer group	Fund’s peer group is small.

25

	portfolio.	median
(MFC Global U.S.A.)			The Board further noted that
		Advisory fees for this Fund were	the subadviser manages
		lower than its peer group	several other JHT and JHF II
		median	asset allocation funds and
that it is generally satisfied
with the performance of
these funds.

JHF II Retirement	There is no comparable		The Board noted that the
2035	performance for this	Subadvisory fees for this Fund	Fund’s peer group is small.
	portfolio.	were lower than its peer group
(MFC Global U.S.A.)		median	The Board further noted that
the subadviser manages
		Advisory fees for this Fund were	several other JHT and JHF II
		lower than its peer group	asset allocation funds and
		median	that it is generally satisfied
with the performance of
these funds.

JHF II Retirement	There is no comparable	Advisory fees for this Fund were	The Board noted that the
2030	performance for this	lower than its peer group	Fund’s peer group is small.
	portfolio.	median.
(MFC Global U.S.A.)			The Board further noted that
		Subadvisory fees for this Fund	the subadviser manages
		were lower than its peer group	several other JHT and JHF II
		median.	asset allocation funds and
that it is generally satisfied
with the performance of
these funds.

JHF II Retirement	There is no comparable	Advisory fees for this Fund were	The Board noted that the
2025	performance for this	lower than its peer group	Fund’s peer group is small.
	portfolio.	median.
(MFC Global U.S.A.)			The Board further noted that
		Subadvisory fees for this Fund	the subadviser manages
		were lower than its peer group	several other JHT and JHF II
		median.	asset allocation funds and
that it is generally satisfied
with the performance of
these funds.

JHF II Retirement	There is no comparable	Advisory fees for this Fund were	The Board noted that the
2020	performance for this	lower than its peer group	Fund’s peer group is small.
	portfolio.	median.
(MFC Global U.S.A.)			The Board further noted that
		Subadvisory fees for this Fund	the subadviser manages
		were lower than its peer group	several other JHT and JHF II
		median.	asset allocation funds and
that it is generally satisfied
with the performance of
these funds.

JHF II Retirement	There is no comparable	Subadvisory fees for this Fund	The Board noted that the
2015	performance for this	were lower than its peer group	Fund’s peer group is small.
	portfolio.	median
(MFC Global U.S.A.)			The Board further noted that
		Advisory fees for this Fund were	the subadviser manages
		lower than its peer group	several other JHT and JHF II
		median	asset allocation funds and
that it is generally satisfied
with the performance of
these funds.

26

JHF II Retirement	There is no comparable	Advisory fees for this Fund were	The Board noted that the
2010	performance for this	lower than its peer group	Fund’s peer group is small.
	portfolio.	median.
(MFC Global U.S.A.)			The Board further noted that
		Subadvisory fees for this Fund	the subadviser manages
		were lower than its peer group	several other JHT and JHF II
		median.	asset allocation funds and
that it is generally satisfied
with the performance of
these funds.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Portfolio and execute polices formulated by the Trustees.

JHF II Independent Trustees

Name	Year	Position(s) held with Fund	Trustee of	Number of
	of	Principal occupation(s) and other	Trust Since[1]	John
	Birth	Directorships during the past 5 years		Hancock
				funds
				overseen
				by Trustee

Charles L. Bardelis	1941	Director, Island Commuter Corp. (Marine	2005	207
		Transport).

		Trustee of John Hancock Trust (since
		1988), John Hancock Funds II (since
		2005) and former Trustee of John
		Hancock Funds III (2005–2006).

Peter S. Burgess	1942	Consultant (financial, accounting and	2005	207
		auditing matters) (since 1999); Certified
		Public Accountant. Partner, Arthur
		Andersen (independent public
		accounting firm) (prior to 1999).

		Director of the following publicly
		traded companies: PMA Capital
		Corporation (since 2004) and Lincoln
		Educational Services Corporation
		(since 2004).

		Trustee of John Hancock Trust (since
		2005), John Hancock Funds II (since
		2005), and former Trustee of John
		Hancock Funds III (2005–2006).

Theron S. Hoffman	1947	Chief Executive Officer, T. Hoffman	2008	207
		Associates, LLC (since 2003); Director,
		The Todd Organization (since 2003);
		President, Westport Resources
		Management (2006–2008);
		Partner/Operating Head & Senior
		Managing Director, Putnam
		Investments (2000–2003); Executive
		Vice President, Thomson Corp. (1997–
		2000) (financial information publishing).

		Trustee of John Hancock Trust (since
		2008) and John Hancock Funds II (since

1 Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.

28

		2008).

Hassell H.	1945	Associate Professor, The Graduate	2005	207
McClellan		School of The Wallace E. Carroll School
		of Management, Boston College (since
		1984).

		Trustee of John Hancock Trust (since
		2005), John Hancock Funds II (since
		2005) and Trustee of Phoenix Edge
		Series Funds (since 2008).

James M. Oates	1946	Managing Director, Wydown Group	2005	207
		(financial consulting firm) (since 1994);
		Chairman, Emerson Investment
		Management, Inc. (since 2000);
		Chairman, Hudson Castle Group, Inc.
		(formerly IBEX Capital Markets, Inc.)
		(financial services company) (since
		1997) (Independent Chairman, 1997–
		2006).

		Director of the following publicly traded
		companies: Stifel Financial (since 1996);
		Investor Financial Services Corporation
		(1995–2007); and Connecticut River
		Bancorp (since 1998); Director of the
		following Mutual Funds: Phoenix Mutual
		Funds (1988–2008); Virtus Funds (since
		2008); and Emerson Investment
		Management (since 2000).

		Chairman of the Boards of John
		Hancock Trust and John Hancock
		Funds II (since 2005).

		Trustee of John Hancock Trust (since
		2004), John Hancock Funds II (since
		2005) and former Trustee of John
		Hancock Funds III (2005–2006).

Steven M. Roberts	1944	Board of Governors Deputy Director	2008	207
		Division of Banking Supervision and
		Regulation, Federal Reserve System
		(2005-2008); Partner, KPMG (1987-
		2004).

		Trustee of John Hancock Trust (since
		2008) and John Hancock Funds II (since
		September 2008).

Non-Independent Trustees2

2 Non-Independent Trustees hold positions or are affiliated with the Portfolios’ investment adviser, subadviser, underwriter or their affiliates.

29

James R. Boyle[3]	1959	Senior Executive Vice President, John	2005	207
		Hancock Financial Services (since 1999,
		including prior positions); Chairman and
		Director, John Hancock Advisers, LLC,
		John Hancock Funds, LLC, and John
		Hancock Investment Management
		Services, LLC (2005 - 2010); Trustee,
		John Hancock Trust (since 2005), John
		Hancock Funds II (since 2005), and John
		Hancock retail funds (2005 - 2010).

Grace K. Fey[4]	1946	Chief Executive Officer, Grace Fey	2008	207
		Advisors (since 2007); Director &
		Executive Vice President, Frontier Capital
		Management Company (1988-2007);
		Director, Fiduciary Trust (since 2009).

		Trustee of John Hancock Trust (since
		2008) and John Hancock Funds II (since
		2008).

Principal Officers who are not Trustees

Hugh McHaffie	1959	Executive Vice President, John Hancock	2009
President		Financial Services (since 2006);
		Chairman and Director, John Hancock
		Investment Management Services, LLC,
		John Hancock Advisers, LLC and John
		Hancock Funds, LLC (since 2010); Non-
		Independent Trustee, John Hancock
		retail funds (since 2010); President,
		John Hancock Trust and John Hancock
		Funds II (since 2009); Senior Vice
		President, Individual Business Product
		Management, MetLife, Inc. (1999–2006).

Thomas M. Kinzler	1955	Vice President, John Hancock Financial	2009
Secretary and Chief Legal		Services (since 2006); Secretary and
Officer		Chief Legal Officer, John Hancock retail
		funds, John Hancock Funds II and John
		Hancock Trust (since 2006); Secretary
		and Chief Legal Counsel, John Hancock
		Advisers, LLC, John Hancock
		Investment Management Services, LLC
		and John Hancock Funds, LLC (since
		2007); Vice President and Associate
		General Counsel, Massachusetts Mutual

3 Mr. Boyle is an “interested person” (as defined by the 1940 Act) due to his position with Manulife Financial Corporation (or its affiliates), the ultimate parent of the Adviser.

4 Ms. Fey is an “interested person” (as defined by the 1940 Act) due to a deferred compensation arrangement with her former employer, Frontier Capital Management Company, which is a subadviser of certain funds of John Hancock Funds II and John Hancock Trust.

30

		Life Insurance Company (1999–2006);
		Secretary and Chief Legal Counsel,
		MML Series Investment Fund (2000–
		2006); Secretary and Chief Legal
		Counsel, MassMutual Select Funds and
		MassMutual Premier Funds (2004–
		2006).

Francis V. Knox, Jr.	1947	Vice President, John Hancock Financial	2009
Chief Compliance Officer		Services (since 2005); Chief Compliance
		Officer, John Hancock retail funds, John
		Hancock Funds II, John Hancock Trust,
		Chief Compliance Officer, John Hancock
		Advisers, LLC and John Hancock
		Investment Management Services, LLC
		(since 2005); Vice President and Chief
		Compliance Officer, MFC Global
		Investment Management (U.S.), LLC
		(2005–2008).

Michael J. Leary	1965	Assistant Vice President, John Hancock	2009
Treasurer		Financial Services (since 2007);
		Treasurer, John Hancock retail funds
		(2009 – 2010); Treasurer, John Hancock
		Funds II and John Hancock Trust (since
		2009); Vice President, John Hancock
		Advisers, LLC and John Hancock
		Investment Management Services, LLC
		(since 2007); Assistant Treasurer, John
		Hancock retail funds, John Hancock
		Funds II and John Hancock Trust
		(2007–2009); Vice President and
		Director of Fund Administration, JP
		Morgan (2004-2007).

Charles A. Rizzo	1957	Vice President, John Hancock Financial	2009
Chief Financial Officer		Services (since 2008); Chief Financial
		Officer, John Hancock retail funds, John
		Hancock Funds II and John Hancock
		Trust (since 2007); Senior Vice
		President, John Hancock Advisers, LLC
		and John Hancock Investment
		Management Services, LLC (since
		2008); Assistant Treasurer, Goldman
		Sachs Mutual Fund Complex (2005–
		2007); Vice President, Goldman Sachs
		(2005–2007); Managing Director and
		Treasurer, Scudder Funds, Deutsche
		Asset Management (2003–2005).

John G. Vrysen	1955	Senior Vice President, John Hancock	2009
Chief Operating Officer		Financial Services (since 2006);
		Director, Executive Vice President and
		Chief Operating Officer, John Hancock
		Advisers, LLC, John Hancock
		Investment Management Services, LLC

31

and John Hancock Funds, LLC (since
2005); Chief Operating Officer, John
Hancock Funds II and John Hancock
Trust (since 2007); Chief Operating
Officer, John Hancock retail funds (until
2009); Trustee, John Hancock retail
funds (since 2009).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

32

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management Services, LLC
James R. Boyle†
Grace K. Fey†	Investment subadviser
Charles L. Bardelis*	MFC Global Investment Management (U.S.A.) Limited
Peter S. Burgess*
Theron S. Hoffman	Principal distributor
Hassell H. McClellan	John Hancock Funds, LLC
Steven M. Roberts*
*Member of the Audit Committee	Custodian
†Non-Independent Trustee	State Street Bank and Trust Company

Officers	Transfer agent
Hugh McHaffie	John Hancock Signature Services, Inc.
President
Legal counsel
Thomas M. Kinzler	K&L Gates LLP
Secretary and Chief Legal Officer
Independent registered public accounting firm
Francis V. Knox, Jr.	PricewaterhouseCoopers LLP
Chief Compliance Officer
Charles A. Rizzo	The report is certified under the Sarbanes-Oxley Act, which
Chief Financial Officer	requires mutual funds and other public companies to affirm
that, to the best of their knowledge, the information in
Michael J. Leary	their financial reports is fairly and accurately stated in all
Treasurer	material respects.
John G. Vrysen
Chief Operating Officer

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record, if any, for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

33

JOHN HANCOCK

# Funds II

**8.31.2010** **Annual Report**

John Hancock
MUTUAL FUNDS

John Hancock Funds II

Annual Report — Table of Contents

Manager’s Commentary and Fund Performance (See below for each Fund’s page #)	3
Shareholder Expense Examples	62
Portfolio of Investments (See below for each Fund’s page #)	68
Statements of Assets and Liabilities	342
Statements of Operations	357
Statements of Changes in Net Assets	372
Financial Highlights	382
Notes to Financial Statements	396
Report of Independent Registered Public Accounting Firm	471
Tax Information	472
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees	474
Appendix A	478
Trustees and Officers Information	496
For More Information	499

Manager’s Commentary &		Portfolio of	Manager’s Commentary &		Portfolio of
Fund	Fund Performance	Investments	Fund	Fund Performance	Investments

Active Bond Fund	4	68	Investment Quality Bond Fund	33	194
All Cap Core Fund	5	83	Large Cap Fund	34	204
All Cap Value Fund	6	86	Large Cap Value Fund	35	205
Alpha Opportunities Fund	7	88	Mid Cap Growth Index Fund	36	207
Alternative Asset Allocation Fund	8	92	Mid Cap Index Fund	37	211
Blue Chip Growth Fund	9	93	Mid Cap Stock Fund	38	215
Capital Appreciation Fund	10	95	Mid Cap Value Equity Fund	39	217
Core Bond Fund	11	96	Mid Cap Value Index Fund	40	219
Core Diversified Growth & Income Portfolio	12	103	Mid Value Fund	41	223
Core Fundamental Holdings Portfolio	13	103	Optimized Value Fund	42	225
Core Global Diversification Portfolio	14	104	Real Estate Equity Fund	43	227
Emerging Markets Debt Fund	15	104	Real Estate Securities Fund	44	228
Emerging Markets Value Fund	16	106	Real Return Bond Fund	45	228
Equity-Income Fund	17	120	Short Term Government Income Fund	46	232
Fundamental Value Fund	18	122	Small Cap Growth Fund	47	233
Global Agribusiness Fund	19	124	Small Cap Index Fund	48	235
Global Bond Fund	20	125	Small Cap Opportunities Fund	49	251
Global Infrastructure Fund	21	131	Small Cap Value Fund	50	262
Global Real Estate Fund	22	132	Small Company Growth Fund	51	264
Global Timber Fund	23	134	Small Company Value Fund	52	266
Heritage Fund (formerly Vista Fund)	24	134	Smaller Company Growth Fund	53	268
High Income Fund	25	136	Spectrum Income Fund	54	279
High Yield Fund	26	139	Strategic Bond Fund	55	306
Index 500 Fund	27	146	Total Bond Market Fund	56	312
International Equity Index Fund	28	151	Total Return Fund	57	321
International Opportunities Fund	29	167	U.S. High Yield Bond Fund	58	328
International Small Cap Fund	30	168	U.S. Multi Sector Fund	59	333
International Small Company Fund	31	169	Value Fund	60	336
International Value Fund	32	192	Value & Restructuring Fund	61	337

2

John Hancock Funds II

Manager’s Commentary and Fund Performance

Fund Performance

In the following pages we have set forth information regarding the performance of each Fund of the John Hancock Funds II (the Trust). There are several ways to evaluate a Fund’s historical performance. One can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. With respect to all performance information presented, it is important to understand that past performance does not guarantee future results. Return and principal fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance Tables

The Performance Tables show two types of total return information: cumulative and average annual total returns. A cumulative total return is an expression of a Fund’s total change in share value in percentage terms over a set period of time —one, five and ten years (or since the Fund’s inception if less than the applicable period). An average annual total return takes the Fund’s cumulative total return for a time period greater than one year and shows what would have happened if the Fund had performed at a constant rate each year. The tables show all cumulative and average annual total returns, net of fees and expenses of the Trust, but do not reflect the expenses of any insurance company separate accounts (including a possible contingent deferred sales charge) that may invest in the Funds as applicable. If these were included, performance would be lower.

Graph — Change in Value of $10,000 Investment and Comparative Indices

The performance graph for each Fund shows the change in value of a $10,000 investment over the life or ten-year period of each Fund, whichever is shorter. Each Fund’s performance is compared with the performance of one or more broad-based securities indices as a “benchmark.” All performance information includes the reinvestment of dividends and capital gain distributions, as well as the deduction of ongoing management fees and Fund operating expenses. The benchmarks used for comparison are unmanaged and include reinvestment of dividends and capital gains distributions, if any, but do not reflect any fees or expenses. Funds that invest in multiple asset classes are compared with a customized benchmark. This benchmark is comprised of a set percentage allocation from each of the asset classes in which the Fund invests.

Portfolio Manager’s Commentary

Finally, we have provided a commentary by each portfolio manager regarding each Fund’s performance during the period ended August 31, 2010. The views expressed are those of the portfolio manager as of August 31, 2010, and are subject to change based on market and other conditions. Information about a Fund’s holdings, asset allocation or country diversifica-tion is historical and is no indication of future fund composition, which will vary. Information provided in this report should not be considered a recommendation to purchase or sell securities. The Funds are not insured by the FDIC, are not a deposit or other obligation of, or guaranteed by banks and are subject to investment risks including loss of principal amount invested. For a more detailed discussion of the risks associated with the Funds, see the Trust prospectus.

“Standard & Poor’s,” “Standard & Poor’s 500,” “S&P 500” and “S&P MidCap 400 Index” are trademarks of The McGraw-Hill Companies, Inc. “Russell 1000,” “Russell 2000,” “Russell 3000” and “Russell Midcap” are trademarks of Frank Russell Company. “Wilshire 5000” is a trademark of Wilshire Associates. “Morgan Stanley European Australian Far East Free”, “EAFE” and “MSCI” are trademarks of Morgan Stanley & Co. Incorporated. “Barclays Capital” is a registered trademark of Barclays Bank PLC. ”Lipper“ is a registered trademark of Reuters S.A. None of the Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

3

Active Bond Fund

Subadviser: Declaration Management & Research, LLC and MFC Global Investment Management (U.S.), LLC
Portfolio Managers: Peter Farley, James E. Shallcross, Barry Evans, Howard C. Greene and Jeffrey N. Givens

INVESTMENT OBJECTIVE & POLICIES  *  The Fund seeks income and capital appreciation by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified mix of debt securities and instruments.

Sector Weighting*	% of Total
Mortgage Securities	33.43
Financial	22.45
Government	8.04
Energy	5.80
Communications	4.98
Consumer, Non-cyclical	4.56
Utilities	3.99
Consumer, Cyclical	3.49
Industrial	2.72
Asset Backed Securities	2.04
Basic Materials	1.74
Technology	0.22
Diversified	0.18
Short-Term Investments & Net Other Assets	6.36

* Top Sectors as a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $13,594.

PORTFOLIO MANAGERS’ COMMENTARY

Performance   *  For the year ended August 31, 2010, the Active Bond Fund Class NAV returned +15.83%, outperforming the +9.18% return of its benchmark, the Barclays Capital U.S. Aggregate Bond Index.

MFC Commentary

Environment  *  U.S. bonds posted solid gains during the 12-month period despite a dramatic change in the economic and market environment. For much of the period, the U.S. economy was in the midst of a significant turnaround as manufacturing activity increased, retail sales strengthened, job growth turned positive, and housing prices began to recover. In this environment, corporate bonds generated double-digit returns for the 12 months, with high-yield corporate securities returning more than 20%. Commercial mortgage-backed securities also produced robust returns, recovering from a sizable decline during the economic trough. In contrast, Treasury bonds trailed as investors generally leaned toward riskier securities and the federal government boosted issuance of Treasury securities to fund a growing budget deficit. In the last few months of the period, market sentiment shifted back toward risk aversion as a sovereign debt crisis in Europe and signs of sluggish economic activity weighed on investor confidence. Consequently, demand for Treasury bonds increased amid a flight to quality, while corporate bonds lagged.

The portfolio’s outperformance of its benchmark index resulted from an overweight position in corporate bonds, which comprised more than half of the portfolio throughout the 12-month period. We also maximized our exposure to high-yield corporate bonds, which were trading at very attractive valuations when the period began and rallied sharply over the last 12 months. Within the portfolio’s investment-grade corporate holdings, we reduced our exposure to industrial and utility securities and shifted more heavily into finance-related bonds, a strategy that proved favorable as financials were among the better performers within the corporate bond market. While maintaining an overweight position in corporate bonds, we limited our exposure to residential mortgage-backed securities issued by government agencies such as Fannie Mae and Freddie Mac. Unattractive yields and higher refinancing activity led us to sustain our underweight position, which turned out to be a prudent decision as mortgage-backed securities underperformed. In contrast, we added to the portfolio’s position in commercial mortgage-backed securities, which rallied sharply during the period. We continue to favor this segment of the fixed-income market and are maintaining the portfolio’s overweight position.

Declaration Commentary

Environment  *  The past year witnessed a transition from markets enthusiastically pricing rapid economic recovery to settling much lower in view of very slow economic growth, if not a double-dip recession. Equity markets were up as much as 20%, peaking in April, before reversing significantly. Equity markets finished up roughly 5% for the 12-month period. In similar fashion, interest rates peaked in April 2010 before finishing signifi-cantly lower for the period. Initial fears of inflation and near consensus on rising rates were replaced by an economy too anemic to produce inflation, expectations of near-zero short rates for years to come and ever lower forecasts for 10-year rates in 2011.

The American consumer remains restrained due to economic uncertainty and the recent experience of financial crisis. The unemployment rate, which peaked in the fourth quarter of 2009, is still at historically very high levels. The regulatory uncertainty for banking was clarified to some degree by the repayment of TARP funds and finalized legislation, which may lead to increased lending activity. Corporate balance sheets are in good shape overall as companies have been able to fund at historically low levels, and credit spreads tightened for the period by roughly 50 basis points (0.50%). Management needs to see solid signs of demand before deploying funds into expansion.

The portfolio added exposure to commercial mortgage-backed securities at wide spread levels. Outperformance was also delivered by maintaining elevated exposure to corporates, with particular overweights of banking, insurance and REITS. Exposure to Agency MBS was decreased, which added to performance, as MBS underperformed.

The U.S. economy may persist in an extremely slow recovery, likely avoiding recession. Consumers are demonstrating a willingness to buy smaller electronics and back-to-school spending was up, but not to robust levels. Unemployment will remain at elevated levels as many businesses used the recession to make long-term reductions to their head count. The Fed will keep rates low until we have sure signs of economic acceleration. We expect rates to stay at current levels or lower well into 2011. Credit concerns going forward will be concentrated in state and local government finances. We continue to see value in Corporates, Commercial Mortgage Backed Securities and select Asset-Backed Securities sectors.

PERFORMANCE TABLE[1]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Active Bond Fund Class 1 (began 10/15/05)	15.88%	—	—	6.49%	—	—	35.94%
Active Bond Fund Class NAV (began 10/27/05)	15.83%	—	—	6.65%	—	—	36.65%
Barclays Capital U.S. Aggregate Bond Index (began 10/15/05)[2,3,4]	9.18%	—	—	6.46%	—	—	35.74%
Barclays Capital U.S. Aggregate Bond Index (began 10/27/05)[2,3,4]	9.18%	—	—	6.58%	—	—	36.20%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

3 Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 – 0.71% and Class NAV – 0.66%.

4

All Cap Core Fund

Subadviser: QS Investors, LLC
Portfolio Managers: Robert Wang and Russell Shtern

INVESTMENT OBJECTIVE & POLICIES  *  To seek long-term growth of capital by investing in common stocks and other equity securities within all asset classes (small-, mid- and large-cap) of those within the Russell 3000 Index.

Sector Weighting*	% of Total
Information Technology	18.09
Financials	17.11
Health Care	13.67
Energy	10.37
Industrials	10.32
Consumer Discretionary	9.45
Consumer Staples	7.18
Utilities	4.57
Telecommunication Services	3.62
Materials	3.56
Short-Term Investments & Net Other Assets	2.06

* Top Sectors as a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  *  For the year ended August 31, 2010, the All Cap Core Fund Class NAV returned +0.73%, underperforming the +5.64% return of the Russell 3000 Index.

Environment  *  The first half of the period was pretty much smooth sailing for U.S. equity markets. From August 31, 2009 to April 30, 2010, the S&P 500 Index posted a +17.8% return, reinforcing the notion that the economy was recovering at full speed. As the second quarter got well underway, negative news started to travel the globe. With Greece and the rest of Europe already battling a financial debt crisis and the Euro slumping, the explosion of the Deepwater Horizon oil rig put additional strain on the economy. Meanwhile, negative economic news started to flood the markets. Volatility spiked in May and June and the S&P 500 Index fell more than 11%. A July rally in equity markets was followed by another market decline in August, with a flight to more defensive industries as volatility edged higher.

With economic news generally disappointing, concerns of the economy falling back into recession were rising, prompting the Federal Reserve to reaffirm that it will continue its expansionary monetary policy through additional quantitative easing as necessary. The Fed also maintained interest rates within the zero to 0.25% range.

The fund underperformed its benchmark during the period. Stocks within the Materials, Energy, and Health Care Equipment & Services industry groups contributed most to relative performance. The largest detractors from relative performance on the industry level were Technology Hardware & Equipment, Software & Services and Capital Goods.

PERFORMANCE TABLE[1]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

All Cap Core Fund Class NAV (began 4/28/06)	0.73%	—	—	–5.25%	—	—	–20.87%
Russell 3000 Index[2,3,4]	5.64%	—	—	–2.89%	—	—	–11.96%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

3 Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

4 It is not possible to invest directly in an index.

Prior to August 1, 2010, the Fund was advised by Deutsche Investment Management Americas, Inc. After August 1, 2010 the Fund has been managed by QS Investors, LLC. In addition, Russell Shtern replaced James Francis on the Portfolio Management team.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class NAV, the net expense equals the gross expense and is 0.83%.

5

All Cap Value Fund

Subadviser: Lord, Abbett & Co. LLC
Portfolio Managers: Robert P. Fetch and Deepak Khana

INVESTMENT OBJECTIVE & POLICIES   *  To seek capital appreciation by investing in equity securities of U.S. and multinational companies in all capitalization ranges that are believed to be undervalued.

Sector Weighting*	% of Total
Financials	21.34
Energy	16.03
Health Care	13.82
Information Technology	12.30
Industrials	11.73
Materials	9.51
Consumer Discretionary	9.26
Consumer Staples	2.86
Utilities	1.37
Short-Term Investments & Net Other Assets	1.78

* Top Sectors as a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $11,140.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  *  For the year ended August 31, 2010, the All Cap Value Fund Class NAV returned +5.77%, outperforming the +5.08% return of the Russell 3000 Value Index.

Environment  *  During the period, large-, mid-and small-cap stocks within the Russell 3000 Value Index all advanced, with mid-caps showing the strongest gains. The portfolio’s weighting in large-cap stocks at period end was 63.4% versus 70.7% for the benchmark. Exposure to mid-cap stocks was 29.0% versus 20.3%, and the small-cap allocation was 4.8% of the portfolio versus 9.0%.

Industrials was the portfolio’s best contributing sector relative to the benchmark index. A commercial vehicle parts manufacturer benefited from a recovery in European truck production levels, as well as from higher sales and profits in emerging markets. Stock selection within the Consumer Discretionary sector also aided relative performance.

Stock selection within the Financials sector was the largest detractor from relative performance. The portfolio was also hurt moderately by our underweight within the defensive Utilities, Telecommunication Services and Consumer Staples sectors, each of which outperformed the broader market.

We continue to find attractively valued, high-quality companies with leading market positions in the products and/or services they sell. Information Technology is now the portfolio’s largest overweight sector relative to the benchmark index, as we have added to positions in the IT services and semiconductors areas. Materials is also now a sizable sector overweight, focused primarily in the areas of metals & mining and chemicals. The Financials sector remains a large underweight, with most of that underweight in diversified financial services, insurance and real estate investment trusts (REITs). Within Financials, we are emphasizing investments in the capital markets and commercial banks areas. We continue to find few attractive stock ideas within the more defensive parts of the market. As a result, the Utilities sector remains a significant underweight and we have no representation in Telecommunication Services. We also remain underweight in the Consumer Staples sector, specifically in the household products and the food & staples retailing areas.

PERFORMANCE TABLE[1]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

All Cap Value Fund Class 1 (began 10/15/05)	5.70%	—	—	2.24%	—	—	11.40%
All Cap Value Fund Class NAV (began 10/15/05)	5.77%	—	—	2.29%	—	—	11.67%
Russell 3000 Value Index[2,3,4]	5.08%	—	—	–1.06%	—	—	–5.05%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

3 Russell 3000 Value Index is an unmanaged index that measures the performance of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or Russell 2000 Value indices.

4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 – 0.96% and Class NAV – 0.91%.

6

Alpha Opportunities Fund

Subadviser: Wellington Management Company, LLP
Portfolio Managers: Kent Stahl, CFA and Gregg Thomas, CFA

INVESTMENT OBJECTIVE & POLICIES  *   To seek long-term total return by employing a “multiple sleeve structure” which means the Fund has several components that are managed separately in different investment styles. The Fund seeks to obtain its objective by combining these different components into a single fund. For purposes of the Fund, “total return” means growth of capital and investment income (dividends and interest).

Sector Weighting*	% of Total
Information Technology	18.82
Consumer Discretionary	15.83
Industrials	14.14
Health Care	10.84
Financials	10.46
Energy	7.67
Materials	6.94
Consumer Staples	6.68
Telecommunication Services	1.11
Utilities	1.09
Investment Companies	1.00
Short Term Investments & Net Other Assets	5.42

* Top Sectors as a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  *  For the year ended August 31, 2010, the Alpha Opportunities Fund Class NAV returned +5.01%, underperforming the +5.64% return of the Russell 3000 Index.

Environment  *  Early in the period, the U.S. economy showed signs of life as it emerged from a deep and difficult recession. Low interest rates, better-than-expected corporate earnings and improving economic data provided a favorable backdrop for equities early in the period. Global equities struggled late in the period, however, as concerns surfaced that the global economy could slip back into recession. Fears over sovereign debt and solvency troubles in the euro zone, slowing economic expansion in China and the United States, and uncertainty about the sustainability of corporate earnings growth combined to send global equities down during the second half of the period.

Contributing to relative performance during the period was strong security selection within the Industrials, Consumer Staples and Health Care sectors. An overweight allocation to Consumer Discretionary and an underweight to Financials and Energy also aided results. Relative contributors included a health care information services firm, an airline and an integrated oil company.

Security selection within Consumer Discretionary and Financials detracted from relative performance during the period. Relative detractors from performance included a pharmaceutical company, a printing and imaging manufacturer, and a marine engine and boat manufacturer. An out-of-benchmark position within a diversi-fied financial services firm also detracted from performance.

PERFORMANCE TABLE[1]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Alpha Opportunities Fund Class NAV (began 10/7/08)	5.01%	—	—	7.26%	—	—	14.25%
Russell 3000 Index[2,3,4]	5.64%	—	—	2.91%	—	—	5.60%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

3 Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class NAV, the net expense equals the gross expense and is 1.08%.

7

Alternative Asset Allocation Fund

Subadviser: MFC Global Investment Management (U.S.A.) Limited
Portfolio Managers: Steve Orlich and Scott Warlow

INVESTMENT OBJECTIVE & POLICIES  *   To seek long-term growth of capital by investing in “alternative asset classes”. The Fund will allocate its assets among other funds in the John Hancock Funds complex and other investment companies, including ETFs, that emphasize alternative or non-traditional asset categories or investment categories. Alternative or non-traditional asset categories generally have a low correlation with the broad U.S. stock and bond market.

Sector Weighting*	% of Total
Equity
Real Estate	17.25
Emerging Markets	12.90
International Small Cap	7.81
Exchange Traded Funds	7.72
Natural Resources	5.38
Fixed Income
Treasury Inflation- Protected Securities	13.29
Bank Loan	12.93
Global Bond	11.33
High Yield Bond	8.06
Net Other Assets	3.33

* Top Sectors as a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  *  For the year ended August 31, 2010, the Alternative Asset Allocation Fund Class A returned +6.51%, compared to the +5.62% of the Combined Index.

Environment  *  Global stocks ended the highly volatile 12-month period in positive territory. After several sharp swings — including both a gain and a decline of more than 15% — the S&P 500 Index posted a return of +4.91%. Throughout the period, the market was whipsawed by positive response to corporate earnings reports and negative reaction to weak economic headlines. Non-U.S. equities, as measured by the MSCI EAFE Index, fell 1.93%. Currency movements muted the returns of international stocks for U.S. investors during the period, as foreign currencies depreciated versus the U.S. dollar.

U.S. bonds outperformed U.S. stocks during the 12-month period, as the Barclays Capital U.S. Aggregate Bond Index returned +9.18%. Riskier areas of the fixed income market fared best, continuing a rally that began after their dismal performance in 2008. High-yield bonds and bank loans returned +21.98% and +12.07%, respectively. U.S. Treasury yields stayed steady for most of the period, and then fell in dramatic fashion during the last three months, as investors fled to the safest areas of the fixed-income market. The yield on the 10-year Treasury dropped from 3.38% to 2.47%, its lowest level since the Federal Reserve began keeping records in 1962.

The portfolio benefited from allocations to emerging market equities and global real estate, both of which outperformed the S&P 500 Index. On the fixed income side, the portfolio’s results were buoyed by bank loans and high-yield bonds, which significantly outpaced the Barclays Capital U.S. Aggregate Bond Index. These positives were partially offset by allocations to international small-cap equities, global natural resources and commodities, which all underperformed the S&P 500 Index, as well as allocations to TIPS, global bonds and cash, which lagged the Barclay’s Capital U.S. Aggregate Bond Index.

International Small Company (DFA) and International Small Cap (Templeton) added to performance by outpacing the MSCI EAFE Small Cap Index. Additionally, Emerging Market Value (DFA) and Natural Resources (Wellington) aided the portfolio’s results by outperforming their respective benchmarks. On the fixed income side, Global Bond (PIMCO), Real Return Bond (PIMCO) and High Income (MFC Global U.S.) all surpassed their benchmarks, adding to performance. Conversely, Global Real Estate (Deutsche), Floating Rate Income (WAMCO), and U.S. High Yield Bond (Wells Capital) all underperformed their benchmarks, detracting from the portfolio’s overall results.

PERFORMANCE TABLE[2,6]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Alternative Asset Allocation Fund Class A (began 1/2/09)	6.51%	—	—	20.56%	—	—	36.55%
MSCI World Index[3,5,7]	2.07%	—	—	13.34%	—	—	23.19%
Barclays Capital U.S. Aggregate Bond Index[3,5,8]	9.18%	—	—	8.31%	—	—	14.22%
Combined Index[3,4,5]	5.62%	—	—	11.67%	—	—	20.18%

1 NAV represents net asset value and POP represents public offering price.

2 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

3 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

4 The Combined Index represents 55% of the MSCI World Index and 45% Barclays Capital U.S. Aggregate Bond Index.

5 It is not possible to invest directly in an index.

6 Since inception, a portion of the Alternative Asset Allocation Fund expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

7 MSCI World Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

8 Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues. Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5.00%.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses are as follows: Class A – 1.59%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A – 7.82%

8

Blue Chip Growth Fund

Subadviser: T. Rowe Price Associates, Inc.
Portfolio Manager: Larry J. Puglia

INVESTMENT OBJECTIVE & POLICIES  *  To provide long-term growth of capital with current income as a secondary objective. The Fund invests at least 80% of its net assets in common stocks of large- and medium-sized blue chip growth companies that are considered well established in their industries and have the potential for above-average earnings growth.

Sector Weighting*	% of Total
Information Technology	31.13
Consumer Discretionary	21.54
Industrials	13.15
Financials	13.08
Health Care	7.48
Energy	6.34
Materials	2.81
Telecommunication Services	1.90
Consumer Staples	1.61
Short-Term Investments & Net Other Assets	0.96

* Top Sectors as a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $10,043.

PORTFOLIO MANAGER’S COMMENTARY

Performance  *   For the year ended August 31, 2010, the Blue Chip Growth Fund Class NAV returned +4.70%, compared to the +4.91% return of the S&P 500 Index.

Environment  *  Major U.S. stock indices fell sharply over the past few months as worries about the strength of the global economic recovery returned, reversing the optimism about a recovery that started last March. Overseas, concerns about Europe’s widening sovereign debt crisis and China’s moves to cool an overheated housing market contributed to heightened risk aversion and financial markets turmoil. A recent batch of downbeat U.S. economic data and a stubbornly high jobless rate raised fears that the economic recovery was losing steam. Efforts to overhaul the financial industry and possible policy changes in energy after the Gulf of Mexico oil spill fed uncertainty in both sectors.

Overall, on a relative basis, the Fund’s stock selection led contributions, while group weightings detracted. Beneficial stock picks in the information technology sector were far and away the greatest contributor to relative returns. Among them, a Chinese search engine company increased not only in number of customers, but also amount spent per customer, benefiting from its new marketing service and Google’s effective departure from the Chinese market. Information Technology stocks are the greatest allocation in the portfolio, with holdings concentrated in the computers and peripherals and Internet software and services industries. Overweighting Consumer Discretionary stocks was also successful, as the sector was the benchmark’s strongest performer. Detrimental equity choices among financials detracted from relative performance.

PERFORMANCE TABLE[1,3]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Blue Chip Growth Fund Class 1 (began 10/15/05)	4.65%	—	—	0.09%	—	—	0.43%
Blue Chip Growth Fund Class NAV (began 10/15/05)	4.70%	—	—	0.14%	—	—	0.67%
S&P 500 Index[2,4,5]	4.91%	—	—	–0.40%	—	—	–1.93%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

3 Since inception, a portion of the Blue Chip Growth Fund expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

4 S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

5 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 – 0.90% and Class NAV – 0.85%.

9

Capital Appreciation Fund

Subadviser: Jennison Associates LLC
Portfolio Managers: Michael Del Balso, Kathleen A. McCarragher and Spiros Segalas

INVESTMENT OBJECTIVE & POLICIES  *  To seek long-term growth of capital by investing at least 65% of the Fund’s total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that are believed to have above-average growth prospects.

Sector Weighting*	% of Total
Information Technology	38.16
Consumer Discretionary	20.62
Health Care	13.74
Industrials	8.92
Consumer Staples	7.24
Financials	4.90
Energy	4.65
Short-Term Investments & Net Other Assets	1.77

* Top Sectors as a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $10,010.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  *   For the year ended August 31, 2010, the Capital Appreciation Fund Class NAV returned +3.31% compared to the +6.14% return of the Russell 1000 Growth Index.

Environment  *  Early in the period, signs of economic stabilization led to a resurgence in the U.S. equity market. Distressed sale prices, low interest rates, increased mortgage credit, and first-time homebuyers’ tax credits stimulated housing activity. Stimulus measures also revitalized car sales, and declines in retail sales and corporate revenue moderated. Early in 2010, recovery seemed to be gaining momentum, as manufacturing activity increased and employment showed signs of reaching a turning point. Corporate profits improved largely on workforce and inventory reductions. Favorable interest rate and liquidity conditions contributed to a continued rally, as well. Clouds began to gather into the year, however, as the pace of improvement decelerated. Markets grappled with the effects of reduced stimulus in the housing sector, persistently sub-par job growth and lagging confidence indicators. On the other hand, wages increased, private sector payrolls grew and corporate earnings expanded. Markets rose and fell with changes in Washington policy developments, including legislation to overhaul the health care system and financial regulatory legislation that expands federal banking and securities regulation to place a wider range of financial companies under government oversight.

Stock selection was a strong contributor to returns in the Information Technology, Consumer Discretionary and Industrials sectors. Technology holdings benefited from strong demand for new personal electronic devices, increased interest in cloud computing and greater business spending on data-storage networks. In Consumer Discretionary, an Internet retailer benefited from the secular shift to e-commerce. In Industrials, a top performer gained on solid results in its truck, components, distribution, and power-generation businesses.

Stock selection detracted from relative returns in Financials, Health Care, Materials, Energy and Consumer Staples. One Financials holding languished as low interest rates reduced yields on its margin loans and cash balances. A key Health Care holding lost ground after reducing its earnings guidance, citing weakness in its blood plasma business. Energy holdings declined on weak energy prices.

PERFORMANCE TABLE[1]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Capital Appreciation Fund Class 1 (began 10/15/05)	3.27%	—	—	0.02%	—	—	0.10%
Capital Appreciation Fund Class NAV (began 10/15/05)	3.31%	—	—	0.08%	—	—	0.37%
Russell 1000 Growth Index[2,3,4]	6.14%	—	—	0.59%	—	—	2.93%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

3 Russell 1000 Growth Index is an unmanaged index composed of the Russell 1000 securities that have a greater-than-average growth orientation.

4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 – 0.81% and Class NAV – 0.76%.

10

Core Bond Fund

Subadviser: Wells Capital Management, Inc.
Portfolio Managers: Thomas O’Connor and Troy Ludgood

INVESTMENT OBJECTIVE & POLICIES  *  The Fund seeks total return consisting of income and capital appreciation by investing at least 80% of its net assets in a broad range of investment grade debt securities, including U.S. Government obligations, corporate bonds, mortgage-backed and other asset-backed securities and money market instruments.

Sector Weighting*	% of Total
Mortgage Securities	68.97
Government	19.05
Financials	8.30
Asset Backed Securities	5.39
Communications	3.14
Energy	2.26
Utilities	1.76
Consumer, Non-Cyclical	1.49
Basic Materials	0.84
Diversified	0.37
Consumer, Cyclical	0.25
Technology	0.24
Industrial	0.22
Short-Term Investments & Net Other Assets	(12.28)

* Top Sectors as a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $13,688.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  *   For the year ended August 31, 2010, the Core Bond Fund Class NAV returned +10.13%, outperforming the +9.18% return of the Barclays Capital U.S. Aggregate Bond Index.

Environment  *  The spread rally witnessed throughout 2009, continued through April 2010, with each subsector of the Barclays Capital U.S. Aggregate Bond Index outperforming Treasuries. Flows into investment-grade bonds remained strong as investors continued pulling funds out of money markets. The commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS) sectors were the star performers during the period, outperforming because of limited supply, light dealer inventories and steady demand. Corporates also outperformed, as solid fundamentals, mutual fund demand and historically cheap valuations continued to entice investors. Agency Mortgage Backed Securities outperformed, supported by the Federal Reserve purchase program and a drop in implied volatility.

The tone of the market turned markedly negative in May 2010, as weaker-than-expected macroeconomic data, sovereign default fears and uncertainty around financial regulatory reform took center stage over stronger-than-expected first quarter corporate earnings and positive year-over-year economic comparisons.

Although there was no stated change in monetary policy, market expectations priced in the expectation that the Fed would remain on hold for some time. Disinflation became a much larger market theme, given the weaker economic numbers and the high unemployment and under-utilized manufacturing capacity. Many asset classes experienced heightened volatility with the market’s return to risk aversion translating into weaker equity prices and lower bond yields.

Throughout the period, the Fund maintained risk-adjusted overweights to CMBS, ABS and the credit sector. Additionally on a risk-adjusted basis, the Fund was underweight to both agency debt and Treasuries but had neutral exposure to agency mortgage-backed securities relative to the benchmark.

Consistent with our investment process, security selection was the largest contributor to performance, along with relative value trading, especially in pass-through mortgage-backed securities, CMBS and corporate debt. The Fund’s sector overweights to CMBS, ABS and credit also contributed to results. The Fund’s largest performance detractor during the period was its underweight and security selection in agency securities.

PERFORMANCE TABLE[1]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Core Bond Fund Class 1 (began 10/15/05)	9.99%	—	—	6.64%	—	—	36.88%
Core Bond Fund Class NAV (began 10/15/05)	10.13%	—	—	6.71%	—	—	37.26%
Barclays Capital U.S. Aggregate Bond Index[2,3,4]	9.18%	—	—	6.46%	—	—	35.74%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

3 Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 – 0.76% and Class NAV – 0.71%.

11

Core Diversified Growth & Income Portfolio

Subadviser: MFC Global Investment Management (U.S.A.) Limited
Portfolio Managers: Bob Boyda, Steve Medina and Bruce Speca

INVESTMENT OBJECTIVE & POLICIES  *  To seek long-term growth of capital and income by investing in other funds and other investment companies. Under normal market conditions, the Portfolio will generally invest between 65% and 75% of its assets in equity securities, which include securities held by the underlying funds, and between 25% and 35% of its assets in fixed-income securities, which include securities held by the underlying funds.

Sector Weighting*	% of Total
Equity
U.S. Large Cap	31.28
Large Value	16.00
Energy	8.02
International Large Cap	4.39
International	3.60
International Mid Cap	2.99
Diversified	2.98
Fixed Income
Government	18.50
Intermediate Bond	12.34
Net Other Assets	(0.10)

* Top Sectors as a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  *   For the year ended August 31, 2010, the Core Diversified Growth & Income Portfolio Class 1 returned +6.62%, compared to the +4.91% return of the S&P 500 Index, the +9.18% return of the Barclays Capital U.S. Aggregate Bond Index and the +6.53% of the Combined Index.

Environment  *  Global stocks ended the highly volatile period in positive territory. After several sharp swings — including both a gain and a decline of more than 15% — the S&P 500 Index posted a return of +4.91%. Throughout the period, the market was impacted by positive response to corporate earnings reports and negative reaction to weak economic headlines.

Globally, small-cap stocks outperformed large-caps. The MSCI Small Cap World Index returned +4.45%, while the MSCI World Index — which includes larger-cap companies — returned +2.07%. The MSCI EAFE Index, which does not include exposure to North American companies, fell 1.93% during the period. Emerging market equities posted the strongest performance, gaining 11.89%. During the period, currency movements muted the returns of international stocks for U.S. investors, as foreign currencies depreciated versus the U.S. dollar.

U.S. bonds outperformed U.S. equities during the 12-month period, as the Barclays Capital U.S. Aggregate Bond Index returned +9.18%. Riskier areas of the fixed-income market fared best, continuing a rally that began after their dismal performance in 2008. High-yield bonds returned +21.98%. U.S. Treasury yields stayed steady for most of the period, and then fell in dramatic fashion during the last three months, as investors fled to the safest areas of the fixed-income market. The yield on the 10-year Treasury dropped from 3.38% to 2.47%, its lowest level since 1962.

Exposure to international large-cap equities and global small- and large-caps detracted from results, as broad international benchmarks under-performed the S&P 500 Index. These negatives were partially offset by exposure to emerging market equities, which surpassed the S&P 500 Index. Exposure to high yield bonds and global bonds, which topped the Barclays Capital U.S. Aggregate Bond Index, also boosted relative returns. Our active managers produced mixed results, resulting in a net negative impact to returns. American Funds New Perspective Fund and Capital World Growth and Income Fund both added to results by outperforming the MSCI World Index. In addition, American Funds EuroPacific Growth Fund, Washington Mutual Investors, and The Bond Fund of America had a positive impact, as all three outpaced their benchmarks. Conversely, Income Fund of America trailed the Barclays Capital U.S. Aggregate Bond Index due to its more conservative posture. Additionally, The Investment Company of America and American New World lagged their respective benchmarks, causing a relative drag on performance. The Bond Fund of America, Income Fund of America and American New World were sold in 2009.

PERFORMANCE TABLE[1,7]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Core Diversified Growth & Income Portfolio Class 1
(began 7/1/08)	6.62%	—	—	–3.75%	—	—	–7.97%
S&P 500 Index[2,4,6]	4.91%	—	—	–6.58%	—	—	–13.73%
Barclays Capital U.S. Aggregate Bond Index[2,5,6]	9.18%	—	—	8.29%	—	—	18.87%
Combined Index[2,3,6]	6.53%	—	—	–1.81%	—	—	–3.89%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Portfolio.

3 The Combined Index represents 70% S&P 500 and 30% Barclays Capital U.S. Aggregate Bond Index.

4 S&P 500 Index is an unmanaged index that includes 500 widely traded Common Stocks.

5 Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

6 It is not possible to invest directly in an index.

7 Since inception, a portion of the Core Diversified Growth & Income Portfolio expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class 1, the net expense is 0.59% and the gross expense is 1.48%.

12

Core Fundamental Holdings Portfolio

Subadviser: MFC Global Investment Management (U.S.A.) Limited
Portfolio Managers: Bob Boyda, Steve Medina and Bruce Speca

INVESTMENT OBJECTIVE & POLICIES  *  To seek long-term growth of capital by investing in other funds and other investment companies. Under normal market conditions, the Portfolio will generally invest between 55% and 65% of its assets in equity securities, which include securities held by the underlying funds, and between 35% and 45% of its assets in fixed-income securities, which include securities held by the underlying funds.

Sector Weighting*	% of Total
Equity
U.S. Large Cap	25.65
Large Value	13.99
International	7.78
Energy	6.99
International Large Cap	5.17
Fixed Income
Government	24.36
Intermediate Bond	16.24
Net Other Assets	(0.18)

* Top Sectors as a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  *   For the year ended August 31, 2010, the Core Fundamental Holdings Portfolio Class 1 returned +6.83%, compared to the +4.91% return of the S&P 500 Index, the +9.18% return of the Barclays Capital U.S. Aggregate Bond Index and the +7.00% return of the Combined Index.

Environment  *  Global stocks ended the highly volatile 12-month period in positive territory. For example, after several sharp swings — including both a gain and a decline of more than 15% —the S&P 500 Index posted a return of +4.91%. Throughout the period, the market was whipsawed by positive response to corporate earnings reports and negative reaction to weak economic headlines.

Non-U.S. equities, as measured by the MSCI EAFE Index, fell 1.93%. Currency movements muted the returns of international stocks for U.S. investors during the period, as foreign currencies depreciated versus the U.S. dollar.

U.S. bonds outperformed U.S. stocks during the 12-month period, as the Barclays Capital U.S. Aggregate Bond Index returned +9.18%. Riskier areas of the fixed-income market fared best, continuing a rally that began after their dismal performance in 2008. High-yield bonds and bank loans returned +21.98% and +12.07%, respectively. U.S. Treasury yields stayed steady for most of the period, and then fell in dramatic fashion during the last three months, as investors fled to the safest areas of the fixed-income market. The yield on the 10-year Treasury dropped from 3.38% to 2.47%, its lowest level since the Federal Reserve began keeping records in 1962.

From an asset allocation standpoint, exposure to international large-cap equities, which underper-formed the S&P 500 Index, detracted from results. Our active managers produced mixed results, resulting in a net neutral impact to returns. On the positive side, American EuroPa-cific Growth Fund beat the MSCI EAFE Index, helped by an underweight to Financials as well as strong stock picking in that sector. American Washington Mutual Investors also topped its benchmark, the Russell 1000 Index, due to an underweight in Financials, an overweight to Industrials, and stock selection in Health Care. These results were offset by exposure to The Growth Fund of America and The Investment Company of America, which underperformed their benchmarks. The former was weighed down by a sizable cash position, which held back returns in a rising equity market. Finally, Income Fund of America underperformed the Barclays Capital U.S. Aggregate Bond Index due to its more conservative posture and was sold during the period.

PERFORMANCE TABLE[1,7]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Core Fundamental Holdings Portfolio Class 1 (began 7/1/08)	6.83%	—	—	–2.12%	—	—	–4.55%
S&P 500 Index[2,4,6]	4.91%	—	—	–6.58%	—	—	–13.73%
Barclays Capital U.S. Aggregate Bond Index[2,5,6]	9.18%	—	—	8.29%	—	—	18.87%
Combined Index[2,3,6]	7.00%	—	—	–0.27%	—	—	–0.59%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Portfolio.

3 The Combined Index represents 60% S&P 500 and 40% Barclays Capital U.S. Aggregate Bond Index.

4 S&P 500 Index is an unmanaged index that includes 500 widely traded Common Stocks.

5 Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

6 It is not possible to invest directly in an index.

7 Since inception, a portion of the Core Fundamental Holdings Portfolio expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class 1, the net expense is 0.60% and the gross expense is 1.87%.

13

Core Global Diversification Portfolio

Subadviser: MFC Global Investment Management (U.S.A.) Limited
Portfolio Managers: Bob Boyda, Steve Medina and Bruce Speca

INVESTMENT OBJECTIVE & POLICIES  *  To seek long-term growth of capital by investing in other funds and other investment companies. Under normal market conditions, the Portfolio will generally invest a significant portion of its assets in securities, which include securities held by the underlying funds, of issuers located in a number of different countries throughout the world, excluding the U.S. and will generally invest between 65% and 75% of its assets in equity securities, which include securities held by the underlying funds, and between 25% and 35% of its assets in fixed-income securities, which include securities held by the underlying funds.

Sector Weighting*	% of Total
Equity
International	18.49
International Large Cap	16.89
U.S. Large Cap	8.92
International Mid Cap	6.86
Diversified	6.86
Large Value	6.54
Fixed Income
Government	21.31
Intermediate Bond	14.21
Net Other Assets	(0.08)

* Top Sectors as a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  *   For the year ended August 31, 2010, the Core Diversification Portfolio Class 1 returned +6.91%, compared to the +2.07% return of the MSCI World Index, the +9.18% return of the Barclays Capital U.S. Aggregate Bond Index and the +4.88% return of the Combined Index.

Environment  *   Global stocks ended the highly volatile 12-month period in positive territory. For example, after several sharp swings — including both a gain and a decline of more than 15% — the S&P 500 Index posted a return of +4.91%. Throughout the period, the market was whipsawed by positive response to corporate earnings reports and negative reaction to weak economic headlines.

On a global basis, small-cap stocks outperformed large-cap stocks. The MSCI Small Cap World Index returned +4.45%, while the MSCI World Index — which includes larger-cap companies — returned +2.07%. The MSCI EAFE Index, which does not include exposure to North American companies, fell 1.93% during the period. Emerging market equities posted the strongest performance, gaining 11.89%. During the period, currency movements muted the returns of international stocks for U.S. investors, as foreign currencies depreciated versus the U.S. dollar.

U.S. bonds outperformed U.S. equities during the 12-month period, as the Barclays Capital U.S. Aggregate Bond Index returned +9.18%. Riskier areas of the fixed-income market fared best, continuing a rally that began after their dismal performance in 2008. High-yield bonds returned +21.98%. U.S. Treasury yields stayed steady for most of the period, and then fell in dramatic fashion during the last three months, as investors fled to the safest areas of the fixed-income market. The yield on the 10-year Treasury dropped from 3.38% to 2.47%, its lowest level since 1962.

The portfolio was helped by exposure to U.S. large-cap stocks and emerging market equities, both of which outperformed the MSCI World Index. Exposure to high yield bonds, which topped the Barclays Capital U.S. Aggregate Bond Index, also boosted returns. These positives were partially offset by allocations to international large-cap equities and world small-cap equities, both of which underperformed the MSCI World Index. In general, our active managers added to results. American New Perspective Fund and American Capital World Growth and Income Fund both added to results by outperforming the MSCI World Index, while American EuroPacific Growth Fund contributed positively by beating the MSCI EAFE Index. Conversely, Income Fund of America underperformed the Barclays Capital U.S. Aggregate Bond Index due to its more conservative posture and was sold during the period. Additionally, The Investment Company of America lagged its benchmark, causing a relative drag on performance.

PERFORMANCE TABLE[1,7]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Core Global Diversification Portfolio Class 1 (began 7/1/08)	6.91%	—	—	–3.09%	—	—	–6.58%
MSCI World Index[2,4,6]	2.07%	—	—	–8.79%	—	—	–18.11%
Barclays Capital U.S. Aggregate Bond Index[2,5,6]	9.18%	—	—	8.29%	—	—	18.87%
Combined Index[2,3,6]	4.88%	—	—	–2.46%	—	—	–5.26%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Portfolio.

3 The Combined Index represents 65% MSCI World Index and 35% Barclays Capital U.S. Aggregate Bond Index.

4 MSCI World Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

5 Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

6 It is not possible to invest directly in an index.

7 Since inception, a portion of the Core Global Diversification Portfolio expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class 1, the net expense is 0.64% and the gross expense is 2.04%.

14

Emerging Markets Debt Fund

Subadviser: MFC Global Investment Management (U.S.), LLC
Portfolio Manager: John F. Iles

INVESTMENT OBJECTIVE & POLICIES  *  To seek total return with an emphasis on current income as well as capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in fixed-income debt securities and debt instruments of emerging markets issuers.

Sector Weighting*	% of Total
Government	36.69
Consumer, Non-cyclical	11.13
Communications	8.69
Energy	8.38
Consumer, Cyclical	7.34
Financial	6.22
Basic Materials	4.36
Utilities	2.41
Diversified	1.70
Industrial	1.65
Short-Term Investments & Net Other Assets	11.43

* Top Sectors as a percentage of net assets.

** A $10,000 investment at net asset value in Class I on 1/4/10 (commencement of operations) would have been valued at $10,962.

PORTFOLIO MANAGER’S COMMENTARY

Performance  *  From its inception on January 4, 2010 to August 31, 2010, the Emerging Markets Debt Class A returned +4.45%, compared to the +12.48% return for the same period of the JP Morgan EMBI Global Diversified Index.

Environment  *  Emerging market debt generally posted solid returns from January through August 2010, thanks largely to a flood of cash from investors in developing countries seeking to ride the nations’ rapid growth and find higher-yielding alternatives to developed market debt. Emerging market government-backed bonds performed particularly well. Unlike the United States and other developed nations whose governments borrowed heavily for stimulus spending, countries in South America and Asia have smaller debt burdens and higher bond yields. That said, Emerging Market sovereign debt came under some pressure toward the end of the period when the ongoing fallout from European debt woes, coupled with signs of slowing economic growth in developed nations, prompted investors to shun riskier assets. Corporate and high yield debt from emerging markets posted solid returns, but lagged their sovereign debt counterparts.

During the period, sector allocation was the main detractor from the fund’s performance relative to the Index. The portfolio was underweight in emerging market sovereign debt and overweight in corporate and high-yield bonds, which worked against it because government-backed securities generally outpaced corporate and high-yield bonds. Furthermore, performance was hurt by the fund’s significant underweighting in Venezuelan government debt, which rallied strongly and outpaced the Index, as hedge funds and other short-term investors looking for a quick profit pushed prices higher. The fund also lost ground by underweighting a top-performing Venezuelan oil company, one of the benchmark’s largest individual components. Aiding the Fund’s performance was advantageous security selection among corporate and high-yield bonds.

We’re comfortable with the portfolio’s current allocation, with its overweighting in emerging market corporate and high-yield bonds and its underweight in sovereign debt. We expect default rates among corporates and high-yield companies to be muted over the next six months or so, and we believe they offer attractive levels of yield. At the same time, we think that the sovereign debt of emerging market governments is too richly valued, trading at prices and yields that are in line with risk-free Treasury securities. We don’t foresee that the global economy will slump back into recession. Rather, we believe economic growth will remain positive but subdued.

PERFORMANCE TABLE[2,6]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Emerging Markets Debt Fund Class A (began 1/4/10)	—	—	—	—	—	—	4.45%
Emerging Markets Debt Fund Class I (began 1/4/10)	—	—	—	—	—	—	9.62%
JP Morgan EMBI Global Diversified Index[3,4,5]	—	—	—	—	—	—	12.48%

1 NAV represents net asset value and POP represents public offering price.

2 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
3 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

4 The JP Morgan EMBI Global Diversified Index is a uniquely weighted index that tracks total returns for U.S. dollar-denominated Brady bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

5 It is not possible to invest directly in an index.

6 Since inception, a portion of the Emerging Markets Debt Fund expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower. Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.50%.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual until at least December 31, 2010. The net expenses are as follows: Class A – 1.35%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A – 1.81%.

15

Emerging Markets Value Fund

Subadviser: Dimensional Fund Advisors LP
Portfolio Manager: Karen E. Umland

INVESTMENT OBJECTIVE & POLICIES  *  To seek long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies associated with emerging markets as designated from time to time by the Investment Committee of the subadviser.

Sector Weighting*	% of Total
Financials	30.81
Materials	17.91
Energy	12.27
Industrials	11.76
Consumer Discretionary	8.98
Information Technology	7.47
Consumer Staples	6.12
Telecommunication Services	1.96
Utilities	1.47
Health Care	0.49
Short-Term Investments & Net Other Assets	0.76

* Top Sectors as a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance  *  For the year ended August 31, 2010, the Emerging Markets Value Fund Class NAV returned +20.43%, outperforming the +18.32% return of the MSCI Emerging Markets Index.

Environment  *  Emerging markets had positive returns for the year, based on the MSCI Emerging Markets Index. However, there was a significant amount of variation in performance at the country and asset class level. For instance, the difference in performance between the best-performing market, Colombia, and the worst-performing market, the Czech Republic, was more than 70%. In general, markets in Latin America, which has strongly recovered from the global economic contraction, were the top performers, while heavily indebted countries in Eastern Europe were at the bottom.

Using the MSCI Emerging Markets indices as proxies, value stocks had mixed performance relative to their growth counterparts: large-cap value stocks trailed large-cap growth stocks, while small-cap value stocks outperformed small-cap growth. Along the market capitalization dimension, small-cap stocks outperformed large-caps in emerging markets for the year ended August 31, 2010. The U.S. dollar depreciated against most emerging markets currencies in Asia and Latin America and appreciated against most emerging markets currencies in Eastern Europe. Overall, changes in currency exchange rates had a positive impact on the dollar-denominated returns of emerging markets equities over the year. The portfolio’s smaller exposure to China and its larger exposure to Chile added to relative performance. Composition differences within countries, especially in Taiwan and South Korea, also contributed.

The Fund’s underweight to growth stocks, which generally outperformed value stocks during the period, hurt relative performance. On the other hand, composition differences from the benchmark, especially among deep value stocks, had a positive and stronger impact on relative performance. Our underweight to the largest stocks, which underperformed relative to the smaller market capitalization segments, contributed to relative performance. Composition differences between the Fund and the index within those segments, especially among the smallest stocks, also helped.

Our underweight to the Telecommunication Services sector, which underperformed relative to most sectors, and other differences in allocation across sectors aided relative performance. Overall, composition differences within sectors, especially among Financial stocks, contributed to relative performance.

PERFORMANCE TABLE[1]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Emerging Markets Value Fund Class NAV (began 5/1/07)	20.43%	—	—	4.88%	—	—	17.22%
MSCI Emerging Markets Index[2,3,4]	18.32%	—	—	2.68%	—	—	9.23%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

3 MSCI Emerging Markets Index is an unmanaged index designed to measure the performance of developing markets.

4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class NAV, the net expense equals the gross expense and is 1.07%.

16

Equity-Income Fund

Subadviser: T. Rowe Price Associates, Inc.
Portfolio Manager: Brian C. Rogers

INVESTMENT OBJECTIVE & POLICIES  *  To provide substantial dividend income and also long-term capital appreciation. The Fund invests at least 80% of its net assets in equity securities, with at least 65% in common stocks of well-established companies paying above-average dividends.

Sector Weighting*	% of Total
Financials	18.97
Consumer Discretionary	14.49
Industrials	13.48
Energy	12.86
Utilities	8.79
Materials	6.65
Health Care	5.85
Information Technology	5.40
Telecommunication Services	4.57
Consumer Staples	4.35
Short-Term Investments & Net Other Assets	4.59

* Top Sectors as a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $10,009.

PORTFOLIO MANAGER’S COMMENTARY

Performance  *   For the year ended August 31, 2010, the Equity-Income Fund Class NAV returned +3.80%, underperforming the +4.96% return of the Russell 1000 Value Index.

Environment  *  Markets were volatile in recent months, due to concerns about European sovereign debt, the potential for a slowdown in China and the slow pace of a U.S. economic recovery. Short-term signals, including low inflation and interest rates and rising corporate profits, were positive, and yet investors remained concerned about long-term challenges such as high unemployment, fiscal deficits, and the likelihood of rising taxes. In this environment, the Russell 1000 Value Index posted a positive return, with almost all sectors showing gains. Consumer Discretionary was the leading sector, and Materials, Industrials and Business Services, and Telecommunications Services were among the other high performers. Financials and Information Technology were the only market segments to post negative returns.

Broadly speaking, stock selection dragged on relative returns, while sector allocation helped. Stock selection in Materials did the most to hold back relative returns. A provider of infrastructure materials missed its projections due to weak construction markets, a trend that seems likely to hold for the medium term.

Information Technology hurt as well, due to poor stock choices. Consumer confidence concerns weighed down shares of a computer maker, as investors worried that the company was not positioning itself to capitalize on the coming corporate upgrade cycle. Our stock holdings in Energy also detracted, partly due to investor concerns in the wake of the Gulf oil spill.

A sizable underweight to Financials contributed to relative results. We did well to eliminate exposure to an investment bank that came under pressure from a Securities and Exchange Commission (SEC) civil action.

In Health Care, our stock holdings outperformed. Key contributors were our underweight to a pharmaceutical firm that faced challenges meeting its financial targets and successfully integrating an acquisition.

PERFORMANCE TABLE[1,3]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Equity-Income Fund Class 1 (began 10/15/05)	3.66%	—	—	0.02%	—	—	0.09%
Equity-Income Fund Class NAV (began 10/15/05)	3.80%	—	—	0.07%	—	—	0.33%
Russell 1000 Value Index[2,4,5]	4.96%	—	—	–1.12%	—	—	–5.34%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

3 Since inception, a portion of the Equity-Income Fund expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

4 Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

5 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: For Class 1 – 0.91% and Class NAV – 0.86%.

17

Fundamental Value Fund

Subadviser: Davis Selected Advisers, L.P.
Portfolio Managers: Christopher C. Davis and Kenneth Charles Feinberg

INVESTMENT OBJECTIVE & POLICIES  * To seek growth of capital. The Fund invests primarily in common stocks of U.S. companies with market capitalization of at least $10 billion.

Sector Weighting*	% of Total
Financials	28.68
Consumer Staples	16.09
Energy	14.92
Health Care	11.24
Materials	7.01
Information Technology	6.49
Consumer Discretionary	6.03
Industrials	5.36
Telecommunication Services	0.36
Short-Term Investments & Net Other Assets	3.82

* Top Sectors as a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  *  For the year ended August 31, 2010, the Fundamental Value Fund Class NAV returned +3.86%, underperforming the +4.91% return of the S&P 500 Index.

Environment  * All sectors within the index, except for Financials, turned in positive performance. The strongest performing sectors were Consumer Discretionary, Industrials and Telecommunication Services. The weakest sectors were Financials — which were negative — and Energy and Health Care.

Consumer Discretionary companies turned in the strongest performance over the 12-month period and were the most important contributors to the Fund’s absolute performance. The Fund’s Consumer Discretionary holdings underperformed the corresponding benchmark sector and had a lower average weighting, causing this sector to detract from performance.

The Fund had more invested in Financials than any other sector over the period and these companies contributed significantly to the Fund’s performance. The Fund’s financial companies outperformed the corresponding sector within the index but the Fund was overweighted in this weaker sector.

Industrial companies were the most important detractors from performance. The Fund’s industrial stocks underperformed the corresponding sector within the Index and the portfolio was underweighted in this strong sector.

The Fund held approximately 19% of its assets in foreign companies (including American Depositary Receipts) at August 31, 2010. As a whole, these companies outperformed the Fund’s domestic holdings.

PERFORMANCE TABLE[1]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Fundamental Value Fund Class NAV (began 10/15/05)	3.86%	—	—	–1.20%	—	—	–5.74%
S&P 500 Index[2,3,4]	4.91%	—	—	–0.40%	—	—	–1.93%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

3 S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class NAV, the net expense equals the gross expense and is 0.81%.

18

Global Agribusiness Fund

Subadviser: MFC Global Investment Management (U.S.A.) Limited
Portfolio Managers: Jennifer Dowty, Noman Ali and Robert Lutzko

INVESTMENT OBJECTIVE & POLICIES  *  To seek long-term capital appreciation by investing in equities and equity-related securities of companies involved in the agribusiness sector.

Sector Weighting*	% of Total
Materials	47.96
Consumer Staples	39.15
Industrials	12.90
Net Other Assets	(0.01)

* Top Sectors as a percentage of net assets.

** A $10,000 investment at net asset value in Class I on 1/2/09 (commencement of operations) would have been valued at $12,251.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  *  For the year ended August 31, 2010, the Global Agribusiness Fund Class A returned +0.88%. From September 1, 2009 to March 31, 2010 the fund returned 11.07% compared to the MSCI World Agriculture & Food Chain Sector Capped Custom Index of 12.06%. Subsequent to the benchmark change from April 1, 2010 to August 31, 2010, DAX Global Agribusiness Index returned –4.09% and the fund returned –4.40% during the same period.

Environment  * Global equity markets continued to rally in the latter half of 2009 and through the first quarter of 2010. We saw better-than-expected earnings from companies, improved consumer confidence and signs of robust economic growth. However, things turned in the second quarter of 2010 when concerns over a European debt crisis and the fear of a double-dip recession stemmed by slow employment growth and weaker-than-expected U.S. economic data weighed heavily on investor confidence. Adding to this, investors worried about the Chinese government’s policy to cool an overheated economy, as a slowdown in China could lead to reduced global economic growth. Investors grew hesitant to invest in equity markets, and volatility spiked.

There were major changes to the Fund within the year. As of April 1, 2010 the benchmark changed from MSCI World Agriculture & Food Chain Sector Capped Custom Index to DAX Global Agribusiness Index. Further, there have been multi-billion dollar mergers and acquisitions in the Agribusiness sector. For example, Cadbury PLC was acquired by Kraft Foods for over US$20 billion, Terra Industries was taken over by CF Industries for over US$4.5 billion, and BHP Billiton Ltd. acquired Atha-basca Potash in March 2010 and is now seeking to acquire Potash Corp of Saskatchewan for over US$40 billion. The Fund benefited from the active consolidation in the sector due to our positioning in the targets when the acquisitions were announced. However, the gains were more than offset by stock selection within the Packaged Foods and Meats sector. In particular, Japanese packaged-food producers underperformed during the period and the Fund’s overweight position negatively affected performance.

In the near term, we expect volatility to remain high due to continued fears of a possible double-dip recession. However, we remain optimistic for fertilizers and agricultural chemicals, as we believe their strong fundamentals will drive long-term outperformance. Grain prices have been recovering. We expect to see all grain prices rise due to tight inventory and low yields caused by unforeseen events such as the Russian drought and soybean diseases in key U.S. growing regions putting downward pressure on supply. Higher grain prices should help fertilizer companies. We expect grain prices to rise over time, driven by demand in developed and developing countries. We remain disciplined in our investment process and seek to maintain overweight positions in stocks and sectors with superior quantitative ranking backed by strong fundamentals.

PERFORMANCE TABLE[2,6]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Global Agribusiness Fund Class A (began 1/2/09)	0.88%	—	—	9.02%	—	—	15.48%
Global Agribusiness Fund Class I (began 1/2/09)	6.67%	—	—	12.96%	—	—	22.51%
DAX Global Agribusiness Index[3,5,7]	15.48%	—	—	33.63%	—	—	62.09%
MSCI World Agriculture & Food Chain Sector Capped Custom
Index[3,4,5]	8.62%	—	—	18.73%	—	—	33.10%

1 NAV represents net asset value and POP represents public offering price.

2 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

3 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

4 MSCI World Agriculture & Food Chain Sector Capped Custom Index is an equity-based index designed to measure the performance of the various components of the agriculture and food industries — from production through to distribution. The sector capped weighting scheme applies one-third of the index weight at each Quarterly Index Review to both the Agricultural Products and the Fertilizers & Agricultural Chemicals Sub-Industries. The remaining third is split between the Food Distributors and Packaged Foods & Meats Sub-Industries.

5 It is not possible to invest directly in an index.

6 Since inception, a portion of the Global Agribusiness Fund expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

7 DAX Global Agribusiness Index is comprised of the securities of 44 companies from around the world that are engaged in various sectors of the Agribusiness industry. This index has replaced the MSCI World Agriculture & Food Chain Sector Capped Custom Index as the Fund’s primary benchmark because it more closely reflects the portfolio holdings of the Fund.

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5.00%.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual until at least December 31, 2010. For Class A, the net expense is 1.45% and the gross expense is 4.72%. For Class I, the net expense is 1.00% and the gross expense is 4.42%.

19

Global Bond Fund

Subadviser: Pacific Investment Management Company LLC
Portfolio Manager: Scott Mather

INVESTMENT OBJECTIVE & POLICIES  *  To seek maximum total return, consistent with preservation of capital and prudent investment management. The Fund invests at least 80% of its net assets in fixed-income instruments, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

Sector Weighting*	% of Total
Government	52.28
Financial	29.14
Mortgage Securities	11.32
Asset Backed Securities	1.24
Communications	1.10
Consumer, Cyclical	0.91
Industrial	0.72
Consumer, Non-cyclical	0.52
Basic Materials	0.49
Technology	0.28
Energy	0.05
Short-Term Investments & Net Other Assets	1.95

* Top Sectors as a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $13,604.

PORTFOLIO MANAGER’S COMMENTARY

Performance  *   For the year ended August 31, 2010, Global Bond Fund Class NAV returned +12.45% compared to the +6.33% return of the JP Morgan Global Government Bond Unhedged Index.

Environment  *  During the latter half of 2009, fiscal and monetary initiatives were major factors behind enhanced stability. The U.S. economy expanded in the third quarter and final quarter of 2009 amid a modest recovery in consumer spending and a slower rate of inventory draw-down by businesses. Politics affected fixed income markets around the world as 2010 began. Policymakers wrestled with how long to sustain stimulus programs designed to mitigate the global recession but which threatened to undermine public finances or stoke inflation. Earlier in 2010, investors sought the relative safety of U.S. bonds amid concerns about sovereign debt risk, especially in Greece and other

Eurozone economies. As the first quarter closed, sentiment shifted as awareness grew that the U.S. could have sovereign debt challenges of its own over the longer run.

Volatility spiked across global financial markets during the second quarter of 2010. Investor con-fidence was shaken by a range of macroeconomic events, including the European debt crisis and signs that the U.S. and Chinese economies might be slowing. Yields fell sharply as heightened uncertainty drove a flight to higher quality assets. In the U.S., concerns centered on the waning effects of policy stimulus, as unemployment remained stubbornly high, consumer confi-dence appeared to weaken and housing sales fell after special tax credits for home buyers expired. Europe was perhaps the biggest problem amid growing budget shortfalls in Greece, Spain and Portugal.

Tactical portfolio positioning during the year in the U.S., Eurozone, and Australia was positive as yields rose during the latter half of 2009 and fell during 2010. However, below-index duration in Japan detracted from performance as yields fell. In the U.S. and Europe, the portfolio’s yield curve steepening bias detracted from performance as the yield curve flattened. Exposure to the corporate sector and a focus on financials significantly added to returns as the financial sector outperformed. A small allocation to high-yield bonds during the latter half of 2009 also added to returns as the sector outperformed like-duration Treasuries. Exposure to agency mortgage-backed securities (MBS) and senior non-agency MBS and commercial MBS added to returns as spreads in these sectors tightened. Finally, futures and forward foreign currency contracts investments contributed to performance.

PERFORMANCE TABLE[1]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Global Bond Fund Class 1 (began 10/15/05)	12.42%	—	—	6.51%	—	—	36.04%
Global Bond Fund Class NAV (began 10/15/05)	12.45%	—	—	6.58%	—	—	36.49%
JP Morgan Global Government Bond Unhedged Index[2,3,4]	6.33%	—	—	6.97%	—	—	39.31%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

3 JP Morgan Global Government Bond Unhedged Index is an unmanaged index which measures the performance of leading government bond markets based on total return in U.S. currency. By including only traded issues, the Index provides a realistic measure of market performance for international investors. It is calculated by JP Morgan, and reflects reinvestment of all applicable dividends, capital gains and interest.

4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 – 0.86% and Class NAV – 0.81%.

20

Global Infrastructure Fund

Subadviser: MFC Global Investment Management (U.S.A.) Limited
Portfolio Managers: Jennifer Dowty, Noman Ali and Robert Lutzko

INVESTMENT OBJECTIVE & POLICIES  *  To seek long-term capital appreciation by investing in equities and equity-related securities of companies involved in the infrastructure sector.

Sector Weighting*	% of Total
Utilities	39.70
Industrials	35.15
Energy	26.04
Net Other Assets	(0.89)

* Top Sectors as a percentage of net assets.

** A $10,000 investment at net asset value in Class I on 1/2/09 (commencement of operations) would have been valued at $10,861.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  *  For the year ended August 31, 2010, the Global Infrastructure Fund Class A returned –1.33%. From September 1, 2009 to March 31, 2010 the fund returned 12.15% compared to the MSCI World Infrastructure Sector Capped Custom Index of 8.07%. Subsequent to the benchmark change from April 1, 2010 to August 31, 2010, S&P Global Infrastructure Index returned –4.57% and the fund returned –7.38% during the same period.

Environment  *  Global equity markets rallied in the latter half of 2009 and through the first quarter of 2010. We saw better-than-expected earnings from companies, improved consumer confi-dence and signs of robust economic growth. However, things turned in the second quarter of 2010 when concerns over a European debt crisis and the fear of a double-dip recession stemmed by slow employment growth and weaker-than-expected U.S. economic data weighed heavily on investor confidence. Adding to this, investors worried about the Chinese government’s policy to cool its overheated economy, as a slowdown in China could lead to reduced global economic growth. Investors grew hesitant to invest in equity markets, and volatility spiked.

The fund’s performance was helped by stock selection within Utilities and Telecommunication Services. Companies from emerging markets performed especially well in the Telecommunication Services sector and the fund’s overweight position helped performance. Our overweight position in North American utilities further boosted results. However, some of the gains were offset by the Energy sector, as volatility in the price of crude oil spiked in the second quarter of 2010, fueled by global economic concerns.

The Fund’s benchmark changed from the MSCI World Infrastructure Sector Capped Custom Index to the S&P Global Infrastructure Index as of April 1, 2010.

At period end, the Fund was overweight in Energy and underweight in Utilities and Industrials. We maintain a positive outlook on Energy stocks, as we believe that a U.S. double-dip recession is unlikely and the fear is already reflected in energy prices. Therefore, signs of sustainable global economic growth should be a positive catalyst to Energy stocks. We remain underweight in Australia and Japan due to rich valuation and overweight in U.S. Utilities. We are cautious in European and Australian utilities due to recent changes in regulatory, political and environmental policies.

Mounting global fiscal deficits and the European debt crisis remain a concern. We may see further weakness in prices, as austerity measures to cut fiscal deficits replace fiscal stimulus plans. However, demand for infrastructure is resilient, as contracted stimulus spending continues to roll out and needs still exist in developed and developing countries. Even as austerity measures are put in place, we maintain a positive long-term outlook.

PERFORMANCE TABLE[2,6]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Global Infrastructure Fund Class A (began 1/2/09)	–1.33%	—	—	1.45%	—	—	2.43%
Global Infrastructure Fund Class I (began 1/2/09)	4.28%	—	—	5.08%	—	—	8.61%
S&P Global Infrastructure Index[3,5,7]	4.82%	—	—	10.46%	—	—	18.02%
MSCI World Infrastructure Sector Capped Custom Index[3,4,5]	5.76%	—	—	7.26%	—	—	12.39%

1 NAV represents net asset value and POP represents public offering price.

2 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

3 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

4 MSCI World Infrastructure Sector Capped Custom Index is a free float-adjusted market capitalization-weighted index comprised of listed infrastructure companies based on the Global Industry Classification System (GICST). The capped weighting is designed to reduce excessive concentration in large sectors, without over-inflating a small sector.

5 It is not possible to invest directly in an index.

6 Since inception, a portion of the Global Infrastructure Fund expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

7 S&P Global Infrastructure Index provides liquid and tradable exposure to 75 companies from around the world that represent the listed infrastructure universe. This index has replaced the MSCI World Infrastructure Sector Capped Custom Index as the Fund’s primary benchmark because it more closely reflects the portfolio holdings of the Fund.

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5.00%.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual until at least December 31, 2010. For Class A, the net expense is 1.45% and the gross expense is 5.69%. For Class I, the net expense is 1.00% and the gross expense is 5.39%.

21

Global Real Estate Fund

Subadviser: Deutsche Investment Management Americas Inc.
Portfolio Managers: John F. Robertson, Daniel Ekins, John Hammond, William Leung and John W. Vojticek

INVESTMENT OBJECTIVE & POLICIES  *  The Fund seeks a combination of long-term capital appreciation and current income by primarily investing in equity securities of U.S. REITs, foreign entities with tax-transparent structures similar to REITs, and U.S. and foreign real estate operating companies.

Sector Weighting*	% of Total
Financials	98.67
Health Care	0.22
Industrials	0.09
Net Other Assets	1.02

* Top Sectors as a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  *  For the year ended August 31, 2010, the Global Real Estate Fund Class NAV returned +12.84%, underperforming the +14.66% return of the EPRA/NAREIT Global Index.

Environment  *  Global real estate stocks cooled off to start the period but still delivered positive returns. They were led by the Americas, due to improvement in the debt capital markets, and by the U.K. on the back of continued improvement in capital values supported by property transactions. This positive performance continued in early 2010 partly due to improving credit markets and expectations for a turnaround in operating results. Property companies continued to actively improve their balance sheets, issuing roughly $6.6 billion of equity and $12.4 billion of debt in the first quarter of 2010. However, restrictive policy measures in China started to weigh on stocks in Asia ex Japan and then the rest of the globe. Markets slumped as a result of a resurgence in credit market concerns emanating from Europe, slowing U.S. growth indicators, fiscal contractions in Europe and Chinese tightening measures. A rebound came in July from views that European banks were better off than initially feared, backed up by surprisingly strong regional economic data. This more than offset mixed data from other parts of the world, but the rebound was short-lived. Evidence continues to build that global economic growth is slowing, following the rebound that was driven by government stimulus and businesses rebuilding inventory. Both drivers are winding down, and the hand-off to consumers to drive growth from here on has not gone smoothly, particularly in developed economies.

For the 12-month period, the EPRA/NAREIT Global Index returned +14.66% in U.S. dollars. The portfolio underperformed the benchmark. Overall, our stock selection had a slightly positive impact on performance. Stock selection was very strong in the Americas, and also positive in the UK. Stock selection was weak in Japan, while all other stock selection had a relatively neutral effect. Overall, regional selection had a negative effect on results. Our allocations to Asia ex Japan and Europe ex UK had a roughly neutral effect, while other regional allocations all had a slightly negative effect on performance.

PERFORMANCE TABLE[1]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Global Real Estate Fund Class NAV (began 4/28/06)	12.84%	—	—	–4.44%	—	—	–17.91%
EPRA/NAREIT Global Index[2,3,4]	14.66%	—	—	–2.23%	—	—	–9.33%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

3 EPRA/NAREIT Global Index is an unmanaged index. Designed to track the performance of listed real estate companies and REITs worldwide, the series acts as a performance measure of the overall market and is also suitable for use as the basis for investment products such as derivatives and Exchange Traded Funds (ETFs).

4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class NAV, the net expense equals the gross expense and is 1.09%.

22

Global Timber Fund

Subadviser: MFC Global Investment Management (U.S.A.) Limited
Portfolio Managers: Jennifer Dowty, Noman Ali and Robert Lutzko

INVESTMENT OBJECTIVE & POLICIES  *  To seek long-term capital appreciation by investing in equities and equity-related securities of companies involved in the timber sector.

Sector Weighting*	% of Total
Materials	81.56
Financials	14.37
Consumer Staples	1.97
Net Other Assets	2.10

* Top Sectors as a percentage of net assets.

** A $10,000 investment at net asset value in Class I on 1/2/09 (commencement of operations) would have been valued at $12,469.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  *  For the year ended August 31, 2010, the Global Timber Fund Class A returned +3.09%, underperforming the +16.27% return of the S&P Global Timber & Forestry Index.

Environment  *  Global equity markets rallied in the latter half of 2009 and through the first quarter of 2010. We saw better-than-expected earnings from companies, improved consumer confidence and signs of robust economic growth. However, things turned in the second quarter of 2010 when concerns over a European debt crisis and the fear of a double-dip recession stemmed by slow employment growth and weaker-than-expected U.S. economic data weighed heavily on investor confidence. Adding to this, investors worried about the Chinese government’s policy to cool its overheated economy, as a slowdown in China could lead to reduced global economic growth. Investors grew uneasy and volatility spiked.

Paper and packaging input costs were affected by macroeconomic issues, including the earthquake in Chile. Because Chile represents 8% of the global pulp market, input costs have risen and squeezed the earnings of the associated companies. However, we believe the near-term challenges will be overcome through an improving global economic environment.

The Fund underperformed its benchmark during the year largely because of our overweight positions in two Canadian forest product companies during the second quarter of 2010, as the price of lumber fell 40% from its peak in April 2010 to the end of June.

The portfolio remains underweight in U.S. timber REITs, while overweight in paper products. We have seen some signs of stabilization, but U.S. housing starts and building permits remain particularly low.

Although it has been a tough year, our outlook for the timber industry remains positive. We maintain a bright outlook on cyclical sectors in the near term, while consistently monitoring housing sectors for a robust sign of recovery. Therefore, we maintain a cautious outlook on timber REIT stocks while being overweight in paper packaging and paper products.

Geographically, we are overweight in Brazilian pulp producers due to their cost advantage stemming from access to Eucalyptus. Even though we believe that pulp prices have peaked following the Chilean earthquake, we expect commodity prices to remain above their historical average as we see more industry consolidation. In the near-term, the demand for paper products driven by the developing market should push up prices, especially for containerboard and wood-free paper.

PERFORMANCE TABLE[2,6]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Global Timber Fund Class A (began 1/2/09)	3.09%	—	—	10.16%	—	—	17.50%
Global Timber Fund Class I (began 1/2/09)	9.08%	—	—	14.16%	—	—	24.69%
S&P Global Timber & Forestry Index[3,4,5]	16.27%	—	—	21.58%	—	—	38.47%

1 NAV represents net asset value and POP represents public offering price.

2 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

3 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

4 S&P Global Timber & Forestry Index is comprised of 25 of the largest publicly traded companies engaged in the ownership, management or the upstream supply chain of forests and timberlands.

5 It is not possible to invest directly in an index.

6 Since inception, a portion of the Global Timber Fund expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5.00%.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual until at least December 31, 2010. For Class A, the net expense is 1.45% and the gross expense is 5.30%. For Class I, the net expense is 1.00% and the gross expense is 5.00%.

23

Heritage Fund

(formerly Vista Fund)

Subadviser: American Century Investment Management, Inc.
Portfolio Managers: David Hollond and Greg Walsh

INVESTMENT OBJECTIVE & POLICIES  *  To seek long-term capital growth. Under normal market conditions the Fund invests in common stocks of companies that are medium sized and smaller at the time of purchase, but may purchase other types of securities as well.

Sector Weighting*	% of Total
Information Technology	26.57
Consumer Discretionary	18.69
Industrials	16.84
Health Care	12.58
Financials	6.26
Energy	5.11
Telecommunication Services	3.98
Materials	3.24
Consumer Staples	3.24
Utilities	0.56
Short-Term Investments & Net Other Assets	2.93

* Top Sectors as a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  *  For the year ended August 31, 2010, the Heritage Fund Class NAV returned +8.46%, underperforming the +11.58% return of the Russell Midcap Growth Index.

Environment  *  The U.S. stock market advanced for the 12-month period. Although concerns about European sovereign debt and the health of the global financial system created market uncertainty and high levels of volatility, signs of a stabilizing economy and improving corporate earnings buoyed markets. In this market environment, mid-cap stocks solidly outperformed small-and large-capitalization issues. Among mid-cap stocks, value shares outpaced their growth-oriented counterparts.

Although the Fund delivered positive returns for the period, its performance lagged benchmark returns. Holdings in the Consumer Discretionary sector accounted for most of the portfolio’s underperformance relative to its benchmark. Within the sector, positions in the specialty retail industry group generally delivered weaker returns while they were held in the portfolio than for the entire reporting period, leading to underperfor-mance relative to the benchmark. Similarly, the household durable industry contributed to under-performance relative to the benchmark.

The Financials and Information Technology sectors were also sources of underperformance relative to the benchmark. In the Financials sector, a detrimental overweight and poor stock choices in the capital markets industry hurt relative returns. In the Information Technology sector, an overweight allocation to the computers and peripherals group detracted from relative performance. Overweight stakes in select electronics equipment and semiconductor companies also weighed on relative returns.

The Energy sector was a source of absolute and relative gains for the portfolio. Advantageous positions in the oil, gas and consumable fuels industry included stakes in two onshore oil drillers that benefited from a rotation toward onshore oil drillers in the wake of the disastrous oil spill in the Gulf of Mexico.

PERFORMANCE TABLE[1]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Heritage Fund Class NAV (began 10/29/05)	8.46%	—	—	–0.50%	—	—	–2.39%
Russell Midcap Growth Index[2,3,4]	11.58%	—	—	1.22%	—	—	6.04%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

3 Russell Midcap Growth Index is an unmanaged index that contains those stocks from the Russell MidCap Index with a greater than average growth orientation.

4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class NAV, the net expense equals the gross expense and is 0.98%.

24

High Income Fund

Subadviser: MFC Global Investment Management (U.S.), LLC
Portfolio Managers: Arthur N. Calavritinos, John F. Iles, Dennis F. McCafferty and Joseph Rizzo

INVESTMENT OBJECTIVE & POLICIES  *  To seek high current income with capital appreciation as a secondary goal. Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. and foreign fixed-income securities that, at the time of investment, are rated BB/Ba or lower or are unrated equivalents (“junk bonds”) as rated by S&P and Moody’s.

Sector Weighting*	% of Total
Consumer, Cyclical	52.94
Communications	18.56
Industrials	8.71
Basic Materials	7.37
Financials	6.18
Asset Backed Securities	1.31
Consumer, Non-Cyclical	0.80
Utilities	0.31
Energy	0.31
Mortgage Securities	0.16
Short-Term Investments & Net Other Assets	3.35

* Top Sectors as a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  *   For the year ended August 31, 2010, the High Income Fund Class NAV returned +38.61%, outperforming the +21.92% return of the BofA Merrill Lynch U.S. High Yield Master II Constrained Index.

Environment  *  The year ended August 31, 2010, was a tale of two periods in the high-yield market, which surged ahead before giving back some of those gains beginning in May. In general, the most distressed, lowest-priced and lowest-rated bonds outperformed. This theme extended to sector performance, where Financial sector bonds that were at the epicenter of the late 2008 credit crisis rebounded most sharply in the last 12 months. The more traditionally defensive, less economically sensitive segments of the market-such as Utilities-lagged, but even those bonds managed double-digit gains for the year.

The supply and demand backdrop also improved dramatically. Demand was so strong that bond deals were heavily oversubscribed and it allowed for new bond issuance to run at a record annualized pace through the first eight months of 2010.

However, the market stumbled in May as the European debt crisis intensified and investors began to worry about the strength of the economic recovery in the United States. For the full year, the spread (or difference in yield) over Treasuries fell by about 220 basis points (2.20%) to finish the fiscal year at 690 basis points. When credit spreads decline, lower-rated, higher-yielding assets outperform Treasuries. For the full year, the BofA Merrill Lynch U.S. High Yield Master II Constrained Index gained almost 22%.

In a period of such strong relative and absolute results, contributions to Fund performance came from a broad range of industries, including airlines, cable and media, and finance-related businesses, among others. Few positions detracted meaningfully from performance for the fiscal year.

Some of the biggest contributions came from the Fund’s airline holdings, which benefited from signs of economic recovery, better pricing and improvements in revenue per passenger seat miles flown. Few positions detracted meaningfully from performance during the fiscal year. The leading detractors were bond positions in paper products and packaging companies.

PERFORMANCE TABLE[1]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

High Income Fund Class NAV (began 4/28/06)	38.61%	—	—	5.78%	—	—	27.64%
BofA Merrill Lynch U.S. High Yield Master II Constrained Index[2,3,4]	21.92%	—	—	7.96%	—	—	39.44%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

3 BofA Merrill Lynch U.S. High Yield Master II Constrained Index is an unmanaged index composed of U.S. currency high-yield bonds issued by U.S. and non-U.S. issuers.

4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class NAV, the net expense equals the gross expense and is 0.73%.

25

High Yield Fund

Subadviser: Western Asset Management Company
Portfolio Manager: S. Kenneth Leech, Steven A. Walsh, Mike Buchanan, Keith J. Gardner

INVESTMENT OBJECTIVE & POLICIES  *  To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing at least 80% of its net assets (plus any borrowings for investment purposes) primarily at the time of investment in high yield securities, mortgage-backed securities, loan assignments or participations and convertible securities.

Sector Weighting*	% of Total
Financials	17.22
Consumer, Cyclical	14.36
Consumer, Non-Cyclical	13.10
Communications	11.81
Energy	11.69
Industrials	8.96
Basic Materials	6.40
Utilities	5.00
Government	3.85
Technology	1.58
Diversified	0.65
Short-Term Investments & Net Other Assets	5.38

* Top Sectors as a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $13,926.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  *   For the year ended August 31, 2010, the High Yield Fund Class NAV returned +21.99%, outperforming the +20.68% return of the Citigroup High Yield Index.

Environment  *  The Citigroup High Yield Index generated returns of 20.68% for the year ending August 31, 2010. The index’s yield declined by 286 basis points (2.86%) to 8.46% while the index option adjusted spread (OAS) finished the period at 680 basis points, narrowing by 169 basis points from a year ago. The high yield market outperformed U.S. Treasuries (8.13% return), equities (4.91%) and all other spread sectors, with the one exception being commercial mortgage-backed securities. The risk spectrum performed in line with the market rally, as CCC rated securities outperformed, returning 23.79% versus 19.95% for BB-rated securities. Financials were the top-performing sub-sector, returning 38.73%, followed by transportation (26.32%). Underperformers included utilities (12.77%), media cable (15.39%) and energy (15.65%). Fundamental trends continued to improve over the period. Whereas earnings growth earlier in the period was fuelled by increased efficiencies and cost cutting, corporations recently reported solid top-line revenue growth while continuing to strengthen their balance sheets and build their cash positions. Default rates also continued to decline. According to Moody’s, the trailing 12-month issuer-weighted default rate ended the period at 5.1%, and is expected to end the calendar year at 2.9%, down sharply from 13.2% a year ago.

Adding to relative outperformance was our bias towards lower quality issues versus the Index.

The Fund maintained an overweight to CCC-rated issuers through the period, an area of the market that benefited from strong demand as investors looked to take advantage of historically high yields. Sector allocation within the Fund had a mixed impact on relative returns. Adding to the Fund’s returns were an overweight to the Transportation sector and underweight to Utilities. An underweight to Financials and an overweight to Energy offset these positions. Although we added to our Financial position over the period to bring the Fund closer to a neutral weighting, the relative underweight clearly detracted from returns. Of the Fund’s top 10 overweight positions, five outperformed the Index while five of the portfolio’s top 10 underweights also outperformed the Index.

PERFORMANCE TABLE[1]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

High Yield Fund Class 1 (began 10/15/05)	21.92%	—	—	7.02%	—	—	39.26%
High Yield Fund Class NAV (began 10/15/05)	21.99%	—	—	7.07%	—	—	39.57%
Citigroup High Yield Index[2,3,4]	20.68%	—	—	7.30%	—	—	41.38%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

3 Citigroup High Yield Index is an unmanaged index which measures the performance of below-investment grade debt issued by corporations domiciled in the U.S. or Canada.

4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 – 0.76% and Class NAV – 0.71%.

26

Index 500 Fund

Subadviser: MFC Global Investment Management (U.S.A.) Limited
Portfolio Managers: Carson Jen and Narayan Ramani

INVESTMENT OBJECTIVE & POLICIES  *  To approximate the aggregate total return of a broad-based U.S. domestic equity market index by investing at least 80% of the Fund’s net assets in (a) common stocks that are included in the S&P 500 Index and (b) securities that are believed as a group to behave in a manner similar to the Index.

Sector Weighting*	% of Total
Information Technology	17.90
Financials	15.59
Consumer Staples	11.54
Health Care	11.43
Energy	10.88
Industrials	10.33
Consumer Discretionary	10.05
Utilities	3.59
Materials	3.54
Telecommunication Services	3.19
Short-Term Investments & Net Other Assets	1.96

* Top Sectors as a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  *  For the year ended August 31, 2010, Index 500 Fund Class NAV returned +4.46% compared to the +4.91% return of the S&P 500 Index.

Environment  *   For the year, U.S. economic growth, as measured by the gross domestic product (GDP), was around 3%. Unemployment remained relatively stable throughout the year, decreasing to 9.6% at the end of August 2010, from 9.7% a year earlier. Since August 2009, total nonfarm payroll increased by 229,000. In August, the Conference Board’s confidence index rose to 53.5 from a five-month low of 51 in July. The BP Gulf oil spill was a major contributing factor to this decline in consumer confidence.

The consumer price index (CPI) rose by 1.1% for the year. The cost of living rose during August 2010 in the U.S., mainly due to higher energy and food prices. The core CPI rate, however, rose 0.9% from a year earlier. Home purchases slowed to a 3.83 million annual pace, the lowest since comparable records began in 1999. Sales of existing homes declined by 20.6% from August 2009 to August 2010.

For the year, Consumer Discretionary was the best performing sector, returning 15.33%, followed by Industrials, with a return of 11.92%. Financials and Energy were the worst performers, returning –7.65% and –1.83%, respectively.

Over the long term, high unemployment levels and the possibility of a double dip in economic growth from expiring government stimulus programs remain the highest risks to a more permanent recovery. The contraction of government spending underway in Europe due to the debt crisis and early signs of slowing growth in China threaten the demand for American exports.

PERFORMANCE TABLE[1]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Index 500 Fund Class NAV (began 10/27/06)	4.46%	—	—	–5.22%	—	—	–18.65%
S&P 500 Index[2,3,4]	4.91%	—	—	–4.97%	—	—	–17.81%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

3 S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class NAV, the net expense equals the gross expense and is 0.49%.

27

International Equity Index Fund

Subadviser: SSgA Funds Management, Inc.
Portfolio Managers: Karl Schneider and Thomas Coleman

INVESTMENT OBJECTIVE & POLICIES  *  The Fund seeks to track the performance of a broad-based equity index of foreign companies, primarily in developed countries and, to a lesser extent, in emerging market countries. The Fund primarily invests in securities listed in the Morgan Stanley Capital International All Country World excluding U.S. Index.

Sector Weighting*	% of Total
Financials	24.55
Materials	11.26
Energy	9.93
Industrials	9.86
Consumer Staples	8.50
Consumer Discretionary	8.34
Information Technology	6.34
Health Care	6.07
Telecommunication Services	5.99
Utilities	4.52
Short-Term Investments & Net Other Assets	4.64

* Top Sectors as a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  *  For the year ended August 31, 2010, the International Equity Index Fund Class NAV returned +2.31% underperforming the +2.85% return of the MSCI AC World Ex-U.S. Index.

Environment  * Global financial markets enjoyed impressive resilience near the end of 2009 through to the end of the first quarter of 2010. Keeping the underpinnings firm were ongoing accommodation from major central banks, continued healing of credit conditions, ample indications that economic recovery was still progressing nicely and plenty of solid reports on corporate earnings.

Amid growing concern that the pace of recovery was faltering and that western governments lacked the gumption to foster economic resilience, global equity markets suffered a devastating second quarter of 2010. Moderation in a number of leading indicators captured considerable attention, but hardly seemed severe enough to unleash the steady distribution that took hold from mid-April onward. Credit conditions worsened through May and June, with particular angst in Europe, and the mere suggestion of softening profit prospects and tighter money brought a stark interruption to the sustained appreciation of risky assets that had taken hold after March 2009.

Developed market countries were split fairly evenly in terms of positive and negative returns, while nearly every emerging market country posted gains over the past year. Emerging markets as a group once again outperformed developed market countries +18.0% versus –3.5%. On a regional basis, Latin America was the clear winner, with a return of +23%, versus +4% for Asia Pacific and –2% for Europe.

Seven out of 10 sectors had annual gains. Consumer Staples +16% and Materials +12% were the best performing sectors, while Financials –4% and Utilities –3% had the lowest returns.

By utilizing a passive, replication investment style, the fund owns largely the same stocks and sectors in approximately the same weights as the MSCI AC World Ex-U.S. Index. As such, we expect the fund to have returns similar to those of the underlying benchmark.

PERFORMANCE TABLE[1]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

International Equity Index Fund Class NAV
(began 10/29/05)	2.31%	—	—	2.75%	—	—	14.02%
MSCI AC World Ex-U.S. Index[3,4,5]	2.85%	—	—	3.43%	—	—	17.73%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Current subadviser has managed the fund since October 29, 2005.

3 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

4 MSCI AC World Ex-U.S. Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets excluding U.S.

5 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class NAV, the net expense equals the gross expense and is 0.58%.

28

International Opportunities Fund

Subadviser: Marsico Capital Management, LLC
Portfolio Manager: James G. Gendelman

INVESTMENT OBJECTIVE & POLICIES  *  To seek long-term growth of capital by investing at least 65% of its total assets in common stocks of foreign companies that are selected for their long-term growth potential.

Sector Weighting*	% of Total
Consumer Discretionary	21.81
Financials	18.23
Industrials	12.00
Information Technology	11.93
Consumer Staples	9.87
Energy	7.48
Materials	6.40
Health Care	4.77
Telecommunication Services	3.03
Utilities	1.25
Short-Term Investments & Net Other Assets	3.23

* Top Sectors as a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $10,796.

PORTFOLIO MANAGER’S COMMENTARY

Performance  *   For the year ended August 31, 2010, the International Opportunities Fund Class NAV returned +0.89%, outperforming the –1.93% return of the MSCI EAFE Index.

Environment  *  International equities trended lower for the 12-month period ended August 31, 2010, saddled by a variety of macroeconomic data points that suggested the global economic recovery overall could be losing steam. Developed international equity markets, as represented by the MSCI EAFE Index, fell by 1.93% in U.S. dollar terms during the period. Sector performance in the MSCI EAFE Index was mixed. Six sectors posted strong returns, while four had negative returns. The Consumer Staples sector posted a double-digit gain and was the strongest-performing sector of the Index. Financials was the weakest-performing sector, with a decline of 11%.

Stock selection in the Energy sector was a signifi-cant positive contributor. Positions in two Brazil-based oil and gas exploration companies were among the largest individual contributors in the period. Positions in the Consumer Discretionary sector provided a boost to performance as well. Stock selection in the software & services and banks industry groups also proved advantageous.

Stock selection in the capital goods industry was the largest performance detractor. Positions in two wind turbine manufacturers and a power generation and rail infrastructure company hurt results. Although active currency management is not a central facet of the Fund’s investment process, currency fluctuations may at times affect its performance. For the period, currency fluctua-tions had a material, negative effect on results relative to the benchmark, as the portfolio was underweighted in Japan and Australia, as those country’s currencies appreciated substantially versus the U.S. dollar and other major currencies.

PERFORMANCE TABLE[1]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

International Opportunities Fund Class 1 (began 10/15/05)	0.76%	—	—	1.58%	—	—	7.96%
International Opportunities Fund Class NAV (began 10/15/05)	0.89%	—	—	1.65%	—	—	8.33%
MSCI EAFE Index[2,3,4]	–1.93%	—	—	1.14%	—	—	5.69%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

3 MSCI EAFE Index (Europe, Australia, Far East) (gross of foreign withholding taxes on dividends) is a free-float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. As of June 2007, the MSCI EAFE Gross Index consisted of 21 developed market country indices.

4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 – 1.03% and Class NAV – 0.98%.

29

International Small Cap Fund

Subadviser: Franklin Templeton Investment Corp.
Portfolio Manager: Bradley Radin

INVESTMENT OBJECTIVE & POLICIES  *  To seek long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investments of smaller companies outside the U.S., including emerging markets, which have total stock market capitalizations or annual revenues of $4 billion or less.

Sector Weighting*	% of Total
Consumer Discretionary	28.44
Financials	18.63
Industrials	16.88
Information Technology	9.49
Consumer Staples	4.65
Materials	4.28
Health Care	3.78
Energy	1.73
Utilities	1.36
Telecommunication Services	1.08
Short-Term Investments & Net Other Assets	9.68

* Top Sectors as a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $12,100.

PORTFOLIO MANAGER’S COMMENTARY

Performance  *  For the year ended August 31, 2010, the International Small Cap Fund Class NAV returned +14.78%, compared to the +11.26% return of the S&P/Citigroup Global ex-U.S. <$2 Billion Index.

Environment  *  During the period, international small-cap stocks outperformed most other asset classes as a muted global economic recovery took hold. Economic policy remained supportive, with authorities in most regions more focused on encouraging growth than containing inflation. Although investor sentiment recovered somewhat from period lows, we believed equity valuations among smaller companies did not appear to fully reflect the improving economic background.

Several holdings performed well during the period under review, helping the Fund outperform its benchmark index. For example, a Hong Kong retailer and distributor announced operating results that were well above expectations due to sharply improved profit margins and an unexpected special dividend.

Shares of a leading global metals and mining firm benefited as demand for industrial minerals improved and iron ore contract prices rose. New management has focused on divesting non-core assets, a successful cost reduction program and turning around its U.S. operations.

Despite solid overall results, the Fund held some underperformers during the year. One example was a large U.K.-based retailer of computer software, video games, consoles and related products. We believe it is a fundamentally strong company with a solid balance sheet. However, the company reported weak operating results during the year. Although sales of the most popular new games were strong, competition from supermarkets hurt the company’s profit margins, and sales of less heavily supported games were weaker than expected.

Another detractor was a Swedish designer and installer of corporate security systems. Weak economic conditions led to a drop in sales growth, but a large-scale restructuring program has left the company well positioned going forward, in our view.

PERFORMANCE TABLE[1]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

International Small Cap Fund Class 1 (began 10/15/05)	14.73%	—	—	3.98%	—	—	21.00%
International Small Cap Fund Class NAV (began 10/15/05)	14.78%	—	—	4.05%	—	—	21.36%
S&P/Citigroup Global ex-U.S. <$2 Billion Index[2,3,4]	11.26%	—	—	5.77%	—	—	31.46%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

3 S&P/Citigroup Global ex-U.S. <$2 Billion Index is an unmanaged index which follows an objective, free float-weighted, rules based methodology, capturing the broad investable opportunity set.

4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 – 1.23% and Class NAV – 1.18%.

30

International Small Company Fund

Subadviser: Dimensional Fund Advisors LP
Portfolio Manager: Karen E. Umland

INVESTMENT OBJECTIVE & POLICIES  *  The Fund seeks long-term capital appreciation by investing at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small cap companies. The Fund will primarily invest its assets in equity securities of non-U.S. small companies of developed markets but may also invest in emerging markets.

Sector Weighting*	% of Total
Industrial	23.17
Consumer, Cyclical	16.31
Consumer, Non-cyclical	16.05
Financial	13.22
Basic Materials	11.75
Energy	6.19
Communications	5.64
Technology	4.27
Utilities	1.32
Diversified	1.31
Short-Term Investments & Net Other Assets	0.77

* Top Sectors as a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance  *   For the year ended August 31, 2010, the International Small Company Fund Class NAV returned +3.87%, outperforming the +2.11% return of the MSCI EAFE Small Cap Index.

Environment  * Developed ex-US equity markets had a slightly negative return for the year ended August 31, 2010 based on the MSCI World ex-U.S. Index. However, there was a lot of variation in performance at the country and asset class level. Based on MSCI World ex-US Investible Market Indexes for instance, the difference in performance between the best-performing developed market, Singapore, and the weakest one, Greece, was almost 70%. In general, heavily indebted countries in Europe were the worst performers, while commodity-rich nations such as Australia and Canada and markets in the Asia Pacific region did much better. Small-cap stocks outperformed large-caps during the year, especially in Canada. The U.S. dollar appreciated against most European currencies and depreciated against the Japanese yen, Australian dollar, Swiss franc and Canadian dollar. Overall, changes in currency reduced the dollar-denominated returns of developed market equities for the year ended August 31, 2010.

The primary driver of the portfolio’s relative outperformance versus its benchmark was the inclusion of Canadian securities. The benchmark does not contain Canada, which was one of the best performing countries for the period. Canadian securities made up 10% of the portfolio and gained 36.3% for the period, contributing 2.9% to relative performance. Differences in composition among other regions had a minimal impact on relative performance.

Within the small-cap universe, the smallest stocks underperformed for the period. As a result, the Fund’s larger allocation than the Index to the smallest stocks within the small-cap universe hurt relative performance. Composition differences within the market capitalization segments, however, had a positive and stronger effect on the Fund’s relative performance.

Allocation differences across sectors contributed mildly to relative performance, whereas composition differences within sectors, especially in the Materials and Consumer Discretionary sectors, had a strong positive impact.

PERFORMANCE TABLE[1]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

International Small Company Fund Class NAV (began 4/28/06)	3.87%	—	—	–3.59%	—	—	–14.70%
MSCI EAFE Small Cap Index[2,3,4]	2.11%	—	—	–4.68%	—	—	–18.81%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

3 MSCI EAFE Small Cap Index (gross of foreign withholding taxes on dividends) is an unmanaged index that is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada and targets 40% of the eligible small cap universe in each industry group of each country represented by the MSCI EAFE Index. As of June 2007 the MSCI EAFE Index consisted of 21 developed market country indices.

4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class NAV, the net expense equals the gross expense and is 1.09%.

31

International Value Fund

Subadviser: Templeton Investment Counsel, LLC
Portfolio Managers: Tucker Scott, Cindy Sweeting, and Antonio Docal

INVESTMENT OBJECTIVE & POLICIES  *  To seek long-term growth of capital. The Fund invests at least 80% of its total assets in equity securities of companies located outside the U.S., including emerging markets.

Sector Weighting*	% of Total
Financials	16.97
Telecommunication Services	15.42
Information Technology	13.91
Consumer Discretionary	12.00
Industrials	11.85
Health Care	10.81
Energy	9.32
Utilities	2.73
Consumer Staples	2.33
Materials	0.73
Short-Term Investments & Net Other Assets	3.93

* Top Sectors as a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $10,693.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  *  For the year ended August 31, 2010, the International Value Fund Class NAV returned –0.93%, compared to the –1.93% return of the MSCI EAFE Index.

Environment  *  The fiscal year encompassed a transition between two different market environments. The first several months were defined by the stabilizing global financial system and the ongoing recovery in stock prices and economic variables. Yet, as 2010 progressed, the market began to reflect growing concerns about the state of sovereign finances and the sustainability of the global economic recovery. These economic concerns — rather than underlying business fundamentals — influenced markets during the year. Although the market environment wasn’t helpful to the Fund’s style of bottom-up, fundamental value investing, the portfolio nonetheless performed better than the international market as measured by the MSCI EAFE Index.

The Fund’s two largest overweighted sectors were also two of its top performers relative to the benchmark: Telecommunication Services and Information Technology. In recent years we have selectively found significant values among stocks with high free cash-flow yields and globally diver-sified revenue streams trading at what we considered depressed valuations.

The Fund’s major underweighted sectors relative to the benchmark – Consumer Staples and Materials – were significant detractors from performance. The non-discretionary nature of Consumer Staples buoyed the sector during a period of increasing economic uncertainty, yet we didn’t find abundant values and our resulting underweighting detracted from relative returns. Despite an overall gain in absolute terms, our underweighting also hurt relative performance in the Materials sector, where we believed commodities prices reflected speculative interest more than fundamental demand.

From a geographic perspective, the Fund’s underweighting in Japan and an overweighting in Norway helped relative results. Conversely, an underweighting and stock selection in Australia hurt relative performance.

According to our analysis, we continued to uncover bargains across sectors and regions, with a particular concentration in previously high-flying Technology, Media and Telecommunications sectors and the somewhat beleaguered global Health Care sector. We found some of the best values among globally oriented multinational corporations with strong balance sheets and good earnings growth prospects under various economic conditions.

PERFORMANCE TABLE[1,3]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

International Value Fund Class 1 (began 10/15/05)	–0.97%	—	—	1.38%	—	—	6.93%
International Value Fund Class NAV (began 10/15/05)	–0.93%	—	—	1.44%	—	—	7.25%
MSCI EAFE Index[2,4,5]	–1.93%	—	—	1.14%	—	—	5.69%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

3 Since inception, a portion of the International Value Fund expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

4 MSCI EAFE Index (gross of foreign withholding taxes on dividends) (Europe, Australia, Far East) is a free-float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. As of June 2007, the MSCI EAFE Index consisted of 21 developed market country indices.

5 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual until at least December 31, 2010. The net expenses are as follows: Class 1 – 0.96% and Class NAV – 0.91%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class 1 – 0.98% and Class NAV – 0.93%.

32

Investment Quality Bond Fund

Subadviser: Wellington Management Company, LLP
Portfolio Managers: Thomas L. Pappas, CFA, Christopher A. Jones, CFA, LT Hill and Campe Goodman

INVESTMENT OBJECTIVE & POLICIES  *   To provide a high level of current income consistent with the maintenance of principal and liquidity. The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds rated investment grade at the time of investment. The Fund will tend to focus on corporate bonds and U.S. government bonds with intermediate to longer term maturities.

Sector Weighting*	% of Total
Government	26.14
Financials	22.14
Communications	9.83
Mortgage Securities	9.60
Consumer, Non-cyclical	6.44
Utilities	5.37
Energy	3.25
Consumer, cyclical	2.36
Basic Materials	1.24
Industrials	1.14
Technology	0.85
Asset Backed Securities	0.66
Short-Term Investments & Net Other Assets	10.98

* Top Sectors as a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $13,504.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  *   For the year ended August 31, 2010, the Investment Quality Bond Fund Class NAV returned +11.44%, compared to the +7.72% return of the Barclays Capital Government Bond Index the +12.87% return of the Barclays Capital Credit Bond Index and the +10.28 of the 50% Barclays Capital Government Bond Index/50% Barclays Capital Credit Bond Index.

Environment  * Signs of market and global economic stabilization continued into the second half of 2009. Macroeconomic releases remained supportive of an economic recovery and the risk premia for fixed-income assets decreased. Demand for fixed-income, especially corporate bonds and high yield, remained strong as investors took advantage of attractive valuations of fixed income assets following the financial crisis in 2008.

However, rising sovereign risk out of Europe and lackluster U.S. economic releases earlier this year led to concerns regarding the sustainability of the economic recovery. Riskier fixed-income assets gave back some of their gains as investors believed high unemployment, falling U.S. home sales and negative headlines about the condition of state and local budgets would be a drag on growth and the recovery. Overall, for the year ending August 31, 2010, fixed-income sectors posted positive returns relative to the duration-equivalent Treasuries.

Contributing to relative results were the Fund’s allocations to investment grade corporate bonds and commercial mortgage-backed securities (CMBS), and, to a lesser extent, high-yield corporate bonds and agency mortgage-backed securities. CMBS yield spreads tightened materially during the period, as demand remained robust and the outlook for commercial real estate improved. Within the credit sector, an overweight to Financials, in particular to the debt of insurance companies and REITS, added to relative returns. The fund’s exposure to non-dollar rates also contributed to performance as U.K. rates rose more than the Australian rates and our long Australia and short UK position outperformed.

The Fund held an underweight to U.S. Agencies, as we believed more attractive opportunities existed in other sectors; the Fund’s underweight positioning detracted from relative performance.

PERFORMANCE TABLE[1]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Investment Quality Bond Fund Class 1 (began 10/15/05)	11.38%	—	—	6.35%	—	—	35.04%
Investment Quality Bond Fund Class NAV (began 10/15/05)	11.44%	—	—	6.41%	—	—	35.42%
Barclays Government Bond Index[2,4,5]	7.72%	—	—	6.35%	—	—	35.07%
Barclays Credit Bond Index[2,4,6]	12.87%	—	—	6.71%	—	—	37.29%
50% Barclays Gov’t Bond Index/50% Barclays Credit
Bond Index[2,3,4]	10.28%	—	—	6.58%	—	—	36.49%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund. The Fund has added the returns of separate indexes to show the individual returns of broad-based securities market indexes.

3 Barclays Capital Government Bond Index and Barclays Capital Credit Bond Index Blend-A blended index is used combining 50% of the Barclays Capital Government Bond Index which is an unmanaged index that represents securities issued by the U.S. Government (i.e. securities in the Treasury and Agency indices); and 50% Barclays Capital Credit Bond Index, which is an unmanaged index of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC registered.

4 It is not possible to invest directly in an index.

5 Barclays Capital Government Bond Index is an unmanaged index that represents securities issued by the U.S. Government (i.e. securities in the Treasury and Agency indices).

6 Barclays Capital Credit Bond Index is and unmanaged index of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity and quality requirements.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 – 0.72% and Class NAV – 0.67%.

33

Large Cap Fund

Subadviser: UBS Global Asset Management (Americas) Inc.
Portfolio Managers: John Leonard, Thomas Cole and Thomas Digenan

INVESTMENT OBJECTIVE & POLICIES  *  To seek to maximize total return, consisting of capital appreciation and current income. The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. large-capitalization companies as in the Russell 1000 Index.

Sector Weighting*	% of Total
Information Technology	17.97
Financials	12.78
Health Care	13.59
Consumer Discretionary	13.44
Energy	10.89
Industrials	10.65
Consumer Staples	6.88
Utilities	5.02
Materials	2.91
Telecommunication Services	2.32
Investment Companies	1.51
Short-Term Investments & Net Other Assets	2.04

* Top Sectors as a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $9,068.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  *  For the year ended August 31, 2010, the Large Cap Fund Class NAV returned +4.67%, underperforming the +5.55% return of the Russell 1000 Index.

Environment  *  After posting solid results during much of the first eight months of the period, the U.S. equity market, as measured by the Russell 1000 Index, then faltered and declined during three of the last four months, triggered by concerns regarding the sovereign debt crisis in Europe, financial reform legislation and data that indicated that economic growth was moderating. While the equity market rallied sharply in July, it moved lower in August amid another bout of disappointing economic news and fears of a double-dip recession.

The portfolio modestly underperformed the benchmark. Overall, industry allocation detracted from relative performance. Underweights to Consumer Staples, Information Technology and Telecommunication Services were detractors while an underweight to Financials and overweights to Consumer Discretionary and Industrials contributed to relative performance.

Overall, stock selection was slightly negative for performance during the fiscal year. Stock selection in the Financials, Utilities and Consumer Discretionary sectors detracted from results, but stock picking was positive in the Technology, Energy and Health Care sectors.

Uncertainty about future economic growth, its source and its magnitude has caused market participants to become less willing to pay for future earnings. The slowdown in China’s growth, the turmoil in European finances, continued high unemployment in the United States and other factors have heightened investors’ concerns. As a result, stocks and sectors within the portfolio that we believe were attractively valued have generally underperformed in recent months. In particular, stocks whose future revenue and earnings are tied to the world growth path have suffered the most. We believe that our future earnings forecasts are conservative. Therefore, unless the world economies decelerate drastically, we expect the companies that we hold will be able to meet our forecasts. Corporate executives tell us that demand is improving, not deteriorating, in contrast to some reports to the contrary. Also, cost and inventory controls are very strong; therefore, we believe that very little growth is needed for our forecasts to be met. We still find the market attractively priced and we are finding excellent bottom-up investment opportunities.

PERFORMANCE TABLE[1]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Large Cap Fund Class 1 (began 10/15/05)	4.63%	—	—	–1.98%	—	—	–9.32%
Large Cap Fund Class NAV (began 10/15/05)	4.67%	—	—	–1.94%	—	—	–9.12%
Russell 1000 Index[2,3,4]	5.55%	—	—	–0.18%	—	—	–0.90%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

3 Russell 1000 Index is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index.

4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 – 0.86% and Class NAV – 0.81%.

34

Large Cap Value Fund

Subadviser: BlackRock Investment Management, LLC
Portfolio Managers: Robert C. Doll, Jr. and Daniel Hanson

INVESTMENT OBJECTIVE & POLICIES  *  To seek long-term growth of capital by investing primarily in a diversified portfolio of equity securities of large-cap companies located in the U.S. At least 80% of the Fund’s net assets (plus any borrowings for investment purposes) are invested in equity securities of large-capitalization companies in the Russell 1000 Value Index.

Sector Weighting*	% of Total
Financials	16.93
Health Care	13.28
Consumer Discretionary	12.25
Industrials	12.02
Utilities	10.30
Information Technology	9.16
Materials	6.87
Energy	6.05
Consumer Staples	5.36
Telecommunication Services	4.82
Short-Term Investments & Net Other Assets	2.96

* Top Sectors as a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $8,135.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  *  For the year ended August 31, 2010, the Large Cap Value Fund Class NAV returned –2.62%, compared to the +4.96% return of the Russell 1000 Value Index.

Environment  *  The Russell 1000 Value Index gained nearly 5.0% for the year ended August 31, 2010. The period was tumultuous. Consistent and aggressive global government policies managed to override structural debt concerns to begin a reflationary process, and a modest cyclical recovery struggled against structural problems facing most of the developed world, including heavy debt in Europe.

Detracting from Fund performance relative to the benchmark was stock selection in Industrials combined with an underweight in Consumer Discretionary. In Industrials, the portfolio’s machinery holdings detracted from performance. This underperformance was largely a result of timing. We were underweight in the industry in the early part of the period as our emphasis on higher-quality, cash flow generating businesses with sound balance sheets kept us from purchasing many of the names that outperformed. Later in the period, we increased the portfolio’s weighting in machinery, which hindered performance as the market traded lower due to global growth concerns, despite trading at what we continue to believe were attractive valuations. Earlier in the period, we maintained an underweight in Consumer Discretionary based on our view that other areas, such as Energy, offered more attractive and lower risk exposure to an economic recovery. We subsequently increased our weighting in Consumer Discretionary with investments in cable & media and specialty retailers, which we believe offer attractive leverage to a consumer recovery, given attractive cash flow profiles, company-specific fundamental drivers and low expectations.

In contrast, Health Care was a source of positive performance, as favorable stock selection more than offset the negative effects of an overweight in the sector. Providers and services was the strongest industry for the portfolio, and we continue to favor it as we anticipate the reform legislation passed earlier this year will inevitably drive more volumes through the services/ distribution channel. More broadly, though reform legislation will likely continue to pose some headline risk (particularly as implementation gets underway), continued improvement in underlying fundamentals and attractive valuations support our positioning in the sector.

At period-end, we maintained the portfolio’s pro-cyclical bias and used weakness toward the end of the fiscal year to boost that exposure. Our largest sector overweights were in Consumer Discretionary and Materials, while the largest underweights were in Financials and Consumer Staples.

PERFORMANCE TABLE[1]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Large Cap Value Fund Class 1 (began 10/15/05)	–2.67%	—	—	–4.14%	—	—	–18.65%
Large Cap Value Fund Class NAV (began 10/15/05)	–2.62%	—	—	–4.09%	—	—	–18.43%
Russell 1000 Value Index[2,3,4]	4.96%	—	—	–1.12%	—	—	–5.34%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

3 Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 – 0.91% and Class NAV – 0.86%.

35

Mid Cap Growth Index Fund

Subadviser: SSgA Funds Management, Inc.
Portfolio Managers: John Tucker, CFA and Kristin Carcio

INVESTMENT OBJECTIVE & POLICIES   *   Seeks to approximate the aggregate total return of a mid-cap U.S. domestic equity market index. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the MSCI U.S. Mid Growth Index and (b) securities (which may or may not be included in the MSCI U.S. Mid Growth Index) that the subadviser believes as a group will behave in a manner similar to the index.

Sector Weighting*	% of Total
Consumer Discretionary	21.34
Information Technology	20.59
Health Care	16.13
Industrials	13.97
Energy	9.68
Materials	6.03
Financials	5.52
Consumer Staples	3.28
Telecommunication Services	1.36
Utilities	0.96
Short-Term Investments & Net Other Assets	1.14

* Top Sectors as a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 4/30/10 (commencement of operations) would have been valued at $8,820.

PORTFOLIO MANAGER’S COMMENTARY

Performance  *  For the period from the Fund’s inception on April 30, 2010 to August 31, 2010, the Mid Cap Growth Index Fund Class NAV returned –11.80%, compared to the –10.20% return of the MSCI U.S. Mid Growth Index.

Environment  *  After a choppy April and traumatic May, U.S. equities endured persistently high jobless claims and downbeat reports on consumer confidence in June, keeping buyers on the defensive, and the S&P 500 Index closed the first half of 2010 at its lowest levels since November.

Riskier segments fared worse throughout the summer; as a result, the loss for the S&P 500 Index was less severe than the damage to benchmarks focused away from the largest U.S. companies. The Russell 2000 Index of smaller stocks surrendered all of its July gains and then some, shedding 7.4% in August, and falling back into the red by 3.0% on a year-to-date basis. Mid-Cap names held up slightly better, as the S&P MidCap 400 Index dipped by 4.9% in August. Even though its year-to-date gain has now eroded to a thin 0.2%, the S&P 400 Index is the only broad U.S. index that remains in positive territory over the first eight months of 2010.

Year-to-date, value styles retained a modest advantage across index providers and capitalization tiers. Despite heroic gains for several popular names, the Technology sector as a whole has underperformed significantly in 2010, acting as a drag on growth benchmarks.

All 10 sectors had negative returns from May through August 2010. Energy (–17%) and Financials (–17%) led the downward charge. Materials (–2.65%) and Consumer Staples (–3.21%) were the best performing sectors.

By utilizing a passive, replication investment style, the Fund owns largely the same stocks and sectors in approximately the same weights as the MSCI U.S. Mid Growth Index. As such, we expect the Fund to have returns similar to those of the underlying benchmark.

PERFORMANCE TABLE[1]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Mid Cap Growth Index Fund Class 1 (began 4/30/10)	—	—	—	–11.80%	—	—	–11.80%
Mid Cap Growth Index Fund Class NAV (began 4/30/10)	—	—	—	–11.80%	—	—	–11.80%
MSCI U.S. Mid Growth Index[2,3,4]	—	—	—	–10.20%	—	—	–10.20%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

3 MSCI U.S. Mid Growth Index (gross of foreign withholding taxes on dividends) is an unmanaged index designed to measure the performance of Mid-Cap securities.

4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 – 0.65% and Class NAV – 0.60%.

36

Mid Cap Index Fund

Subadviser: MFC Global Investment Management (U.S.A.) Limited
Portfolio Managers: Carson Jen and Narayan Ramani

INVESTMENT OBJECTIVE & POLICIES  *  The Fund seeks to approximate the aggregate total return of a mid-capitalization U.S. domestic equity market index by investing at least 80% of its net assets (plus any borrowings for investment purposes) in (a) common stocks that are included in the S&P MidCap 400 Index and (b) securities that are believed as a group to behave in a manner similar to the index.

Sector Weighting*	% of Total
Financials	20.32
Information Technology	14.90
Industrials	14.21
Consumer Discretionary	13.17
Health Care	11.31
Materials	6.50
Utilities	6.44
Energy	5.61
Consumer Staples	4.08
Telecommunication Services	0.78
Short-Term Investments & Net Other Assets	2.68

* Top Sectors as a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  *  For the year ended August 31, 2010, the Mid Cap Index Fund Class NAV returned +11.33% compared to the +11.87% return of the S&P MidCap 400 Index.

Environment  *  For the year, U.S. economic growth, as measured by the gross domestic product (GDP), was around 3%. Unemployment remained relatively stable throughout the year, decreasing to 9.6% at the end of August 2010, from 9.7% a year earlier. Since August 2009, total nonfarm payroll increased by 229,000. In August, the Conference Board’s confidence index rose to 53.5 from a five-month low of 51 in July. The BP Gulf oil spill was a major contributing factor to this decline in consumer confidence.

The consumer price index (CPI) rose by 1.1% for the year. The cost of living rose during August 2010 in the U.S., mainly due to higher energy and food prices. The core CPI rate, however, rose 0.9% from a year earlier. Home purchases slowed to a 3.83 million annual pace, the slowest since comparable records began in 1999. Sales of existing homes declined by 20.6% from August 2009 to August 2010.

For the year, Materials was the best performing sector, returning 18.55%, followed by Consumer Staples, with a return of 11.92%. Industrials and Consumer Discretionary were the worst performers, returning 7.59% and 6.99%, respectively.

Over the long term, high unemployment levels and the possibility of a double dip in economic growth from expiring government stimulus programs remain the highest risks to a more permanent recovery. The contraction of government spending underway in Europe due to the debt crisis and early signs of slowing growth in China threaten the demand for American exports.

PERFORMANCE TABLE[1]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Mid Cap Index Fund Class NAV (began 10/29/05)	11.33%	—	—	1.86%	—	—	9.31%
S&P MidCap 400 Index[2,3,4]	11.87%	—	—	2.41%	—	—	12.22%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

3 S&P MidCap 400 Index is an unmanaged index of 400 domestic stocks of medium-sized companies.

4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class NAV, the net expense equals the gross expense and is 0.50%.

37

Mid Cap Stock Fund

Subadviser: Wellington Management Company, LLP
Portfolio Managers: Michael T. Carmen, CFA and Mario E. Abularach, CFA

INVESTMENT OBJECTIVE & POLICIES  *  To seek long-term growth of capital by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential.

Sector Weighting*	% of Total
Information Technology	29.42
Consumer Discretionary	21.97
Industrials	17.84
Health Care	14.16
Financials	5.09
Consumer Staples	2.27
Energy	1.89
Telecommunication Services	1.13
Materials	0.52
Short-Term Investments & Net Other Assets	5.71

* Top Sectors as a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $11,011.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  *  For the year ended August 31, 2010, the Mid Cap Stock Fund Class NAV returned +9.40%, underperforming the +11.58% return of the Russell Midcap Growth Index.

Environment  *  Early in the period, the U.S. economy showed signs of life as it emerged from a deep and difficult recession. Low interest rates, better-than-expected corporate earnings and improving economic data provided a favorable backdrop for equities early in the period. Global equities struggled late in the period, however, as concerns surfaced that the global economy could slip back into recession. Fears over sovereign debt and solvency troubles in the eurozone, slowing economic expansion in China and the United States, and uncertainty about the sustainability of corporate earnings growth combined to send global equities down during the second half of the period.

The Fund’s underperformance during the period was largely the result of stock selection, particularly in the Information Technology, Financials, Materials and Consumer Discretionary sectors.

Results from sector allocation were positive for the period, as the Fund benefited from avoiding exposure to the Utilities sector and an underweight to the Financials sector. Stock selection was positive within the Industrials and Consumer Staples sectors.

PERFORMANCE TABLE[1]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Mid Cap Stock Fund Class 1 (began 10/15/05)	9.32%	—	—	1.99%	—	—	10.11%
Mid Cap Stock Fund Class NAV (began 10/15/05)	9.40%	—	—	2.04%	—	—	10.37%
Russell MidCap Growth Index[2,3,4]	11.58%	—	—	1.57%	—	—	7.90%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

3 Russell MidCap Growth Index is an unmanaged index that contains those stocks from the Russell MidCap Index with a greater than average growth orientation.

4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 – 0.94% and Class NAV – 0.89%.

38

Mid Cap Value Equity Fund

Subadviser: Columbia Management Investment Advisers, LLC
Portfolio Managers: Steve Schroll, Laton Spahr and Paul Stocking

INVESTMENT OBJECTIVE & POLICIES  *  To seek long-term growth of capital. The Fund invests at least 80% of its net assets in equity securities of medium-sized companies.

Sector Weighting*	% of Total
Financials	20.02
Industrials	16.12
Energy	11.76
Information Technology	11.10
Consumer Discretionary	10.50
Health Care	8.97
Materials	8.87
Utilities	4.85
Consumer Staples	3.17
Telecommunication Services	2.63
Short-Term Investments & Net Other Assets	2.01

* Top Sectors as a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  *  For the year ended August 31, 2010, the Mid Cap Value Equity Fund Class NAV returned +7.85%, underperforming the +13.01% return of the Russell Midcap Value Index.

Environment  *  During the 12-month period, the market continued its run-up through the first quarter of 2010. After the market peaked in April 2010, volatility returned in fits and starts through the end of the fiscal year.

An underweight in the Financials and Consumer Discretionary sectors detracted from relative performance. Coming into 2010, we believed that these U.S.-centric industries would struggle. However, both sectors were strong performers through the market’s peak in April and the portfolio’s lack of exposure was costly.

Also detracting from performance was an overweight and weak stock selection in the Technology sector, which fared poorly during the period.

Stock selection within the Industrials sector boosted performance, as did an overweight allocation to the sector. Several airline holdings helped lift performance relative to the benchmark. The Telecommunications sector performed well during the period and the portfolio’s modest overweight and positive stock selection helped.

There is very little visibility on the outcome of the macroeconomic factors weighing on stocks. Additionally, there is an almost uniform, pessimistic and risk-averse sentiment in the market, driven by concern over macroeconomic factors. We believe this environment presents an opportunity to strengthen our positions and weightings in key holdings. We anticipate that global growth will re-accelerate later in the year and are positioning the portfolio accordingly.

PERFORMANCE TABLE[1]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Mid Cap Value Equity Fund Class NAV (began 4/28/06)	7.85%	—	—	–3.34%	—	—	–13.71%
Russell Midcap Value Index[2,3,4]	13.01%	—	—	–1.99%	—	—	–8.34%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

3 Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class NAV, the net expense equals the gross expense and is 0.95%.

39

Mid Cap Value Index Fund

Subadviser: SSgA Funds Management, Inc.
Portfolio Managers: John Tucker, CFA and Payal Gurta

INVESTMENT OBJECTIVE & POLICIES  *  Seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the MSCI U.S. Mid Value Index and (b) securities (which may or may not be included in the MSCI U.S. Mid Value Index) that the subadviser believes as a group will behave in a manner similar to the index.

Sector Weighting*	% of Total
Financials	30.05
Utilities	12.14
Consumer Discretionary	10.39
Information Technology	9.72
Industrials	8.58
Materials	7.35
Consumer Staples	5.76
Energy	5.71
Health Care	4.34
Telecommunication Services	1.97
Short-Term Investments & Net Other Assets	3.99

* Top Sectors as a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 4/30/10 (commencement of operations) would have been valued at $8,630.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  *   For the period from the Fund’s inception on April 30, 2010 to August 31, 2010, the Mid Cap Value Index Fund Class NAV returned –13.70%, compared to the –12.11% return of the MSCI U.S. Mid Value Index.

Environment  *  After a choppy April and traumatic May, U.S. equities endured persistently high jobless claims and downbeat reports on consumer confidence in June, keeping buyers on the defensive, and the S&P 500 Index closed the first half of 2010 at its lowest levels since November.

Riskier segments fared worse throughout the summer; as a result, the loss for the S&P 500 Index was less severe than the damage to benchmarks focused away from the largest U.S. companies. The Russell 2000 Index of smaller stocks surrendered all of its July gains and then some, shedding 7.4% in August, and falling back into the red by 3.0% on a year-to-date basis. Mid-cap names held up slightly better, as the S&P Midcap 400 Index dipped by 4.9% in August. Even though its year-to-date gain has now eroded to a thin 0.2%, the S&P 400 Index is the only broad U.S. index that remains in positive territory over the first eight months of 2010.

Year-to-date, value styles retained a modest advantage across index providers and capitalization tiers. Despite heroic gains for several popular names, the Technology sector as a whole has underperformed significantly in 2010, acting as a drag on growth benchmarks.

All 10 sectors had negative returns from May through August 2010. Information Technology –20% and Consumer Discretionary –19% led the downward charge. Utilities –1% and Telecommunication Services –5% were the best performers.

By utilizing a passive, replication investment style, the Fund owns largely the same stocks and sectors in approximately the same weights as the MSCI U.S. Mid Value Index. As such, we expect the fund to have returns similar to those of the underlying benchmark.

PERFORMANCE TABLE[1]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Mid Cap Value Index Fund Class 1 (began 4/30/10)	—	—	—	–13.70%	—	—	–13.70%
Mid Cap Value Index Fund Class NAV (began 4/30/10)	—	—	—	–13.70%	—	—	–13.70%
MSCI U.S. Mid Value Index[2,3,4]	—	—	—	–12.11%	—	—	–12.11%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

3 MSCI U.S. Mid Value Index (gross of foreign withholding taxes on dividends) is an unmanaged index designed to measure the performance of Mid-Cap securities.

4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 – 0.65% and Class NAV – 0.60%.

40

Mid Value Fund

Subadviser: T. Rowe Price Associates, Inc.
Portfolio Manager: David J. Wallack

INVESTMENT OBJECTIVE & POLICIES  *   The Fund seeks long-term capital appreciation by investing at least 80% of its net assets in companies with market capitalizations that are within the S&P MidCap 400 Index and the Russell MidCap Value Index.

Sector Weighting*	% of Total
Financials	21.35
Consumer Discretionary	15.83
Utilities	9.14
Consumer Staples	8.62
Energy	8.50
Industrials	8.00
Information Technology	7.20
Materials	5.52
Health Care	4.49
Telecommunication Services	2.06
Short-Term Investments & Net Other Assets	9.29

* Top Sectors as a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance  *  For the year ended August 31, 2010, the Mid Value Fund Class NAV returned +7.28%, underperforming the +13.01% return of the Russell Midcap Value Index.

Environment  *  Volatility returned to equity markets amid a wide range of concerns, including sovereign debt problems in Europe, the potential for a slowdown in China and weak economic growth in the U.S. In the U.S. in particular, investors faced mixed signals. Long-term challenges in the form of high unemployment and large fiscal deficits mixed with considerable positive signs, such as low inflation and interest rates and rising corporate profits. In this environment, mid-cap value stocks outperformed their mid-cap growth counterparts as well as their small-cap and large-cap value peers.

Broadly speaking, stock selection caused the underperformance against the benchmark. Financials, Utilities and Consumer Discretionary detracted, while Consumer Staples and Energy boosted relative returns.

Financials proved to be the greatest detractor due to weak stock choices. A real estate development firm that focuses primarily on Northwest Florida suffered in the wake of the Gulf oil spill, but we believe investors overreacted and that management has a sound long-term business plan. An asset manager faced considerable skepticism about its attempt to shift from a U.S.-centered to a more global firm. Falling commercial real estate and construction loans held back a trust company.

Our stock holdings in Utilities also underper-formed, most notably an independent power producer that faced an environment of unfavorable pricing and increased competition.

In Consumer Discretionary, stock selection hurt relative results as well. A weak environment for casino clients hurt a gaming firm, while a for-profit education company suffered from increased federal scrutiny.

Consumer Staples was an area of relative strength as a result of stock choices. A cosmetics company benefited from strong product launches, strength in emerging markets and cost controls, all of which contributed to top-line growth.

Stock selection in Energy also helped. An independent oil and gas exploration and production company increased its production and has a large inventory of proven drill sites.

PERFORMANCE TABLE[1,5]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Mid Value Fund Fund Class NAV (began 1/2/09 )	7.28%	—	—	19.89%	—	—	35.28%
Russell Midcap Value Index[2,3,4]	13.01%	—	—	20.55%	—	—	36.53%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

3 Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

4 It is not possible to invest directly in an index.

5 Since inception, a portion of the Mid Value Fund expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class NAV, the net expense equals the gross expense and is 1.10%.

41

Optimized Value Fund

Subadviser: MFC Global Investment Management (U.S.A.) Limited Portfolio Managers: Brett Hryb and Harpreet Singh

INVESTMENT OBJECTIVE & POLICIES  *  To seek long-term capital appreciation. Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of U.S. Companies with the potential for long-term growth of capital, with a market capitalization range, at the time of investment, equal to that of the Fund’s benchmark, the Russell 1000 Value Index.

Sector Weighting*	% of Total
Financials	21.59
Consumer Discretionary	15.18
Health Care	13.83
Consumer Staples	9.26
Information Technology	8.90
Industrials	8.30
Energy	7.70
Telecommunication Services	7.15
Utilities	5.23
Materials	1.92
Short-Term Investments & Net Other Assets	0.94

* Top Sectors as a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $8,586.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  *  For the year ended August 31, 2010, the Optimized Value Fund Class NAV returned +2.93%, underperforming the +4.96% return of the Russell 1000 Value Index.

Environment  *  The Fund benefited from strong sector selection, while stock selection was weak. Our underweight of the Financials sector and our overweight of REITs added to performance. Our underweight in Utilities hurt performance as investors were drawn to this sector, which has traditionally been known for higher than average dividend yields.

Drilling down further, stock selection was strong in Health Care and Technology, while selection was weak in the Consumer Services, Energy, Materials and Capital Goods sectors. In Technology, the Fund benefited from strong selection in the software and systems industries while being selective and largely avoiding semiconductors. In Health Care, the Fund had strong selection within large-cap pharmaceutical names, avoiding many of the stocks that underperformed during the year. The Fund also avoided most of the device makers that also showed poor performance.

The Energy sector was hurt by the explosion of BP’s Macondo well in the Gulf of Mexico. Our overweight in the oil service industry hurt performance as this group faced an incredible amount of scrutiny in the weeks and months following the disaster.

After plunging to lows in March of 2009, the stock market rallied hard on the belief that the U.S. economy had hit the bottom and was on the road to recovery. The past 12 months have seen that initial excitement abate somewhat as the pace of recovery has slowed.

In the United States, economic data has shown persistent weakness for both the housing and employment markets. U.S. unemployment still stands just under 10%. Despite strong balance sheets, U.S. corporations remain reluctant to begin hiring again. On the housing front, despite an uptick in activity tied to a first-time home-buyer tax credit, inventory levels remain high.

The inflation picture so far has remained tame, although there are some concerns that we may actually see deflation before inflation starts to rise again. This lack of pricing power along with the anemic growth in the United States has kept the Federal Reserve on the sidelines with respect to interest rates, with no rate increases forecast for the foreseeable future.

PERFORMANCE TABLE[1]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Optimized Value Fund Class 1 (began 10/15/05)	2.87%	—	—	–3.08%	—	—	–14.14%
Optimized Value Fund Class NAV (began 10/15/05)	2.93%	—	—	–3.02%	—	—	–13.90%
Russell 1000 Value Index[2,3,4]	4.96%	—	—	–1.12%	—	—	–5.34%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

3 Russell 1000 Value index is an unmanaged index containing those securities in the Russell 1000 index with less than average growth orientation.

4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 – 0.79% and Class NAV – 0.73%.

42

Real Estate Equity Fund

Subadviser: T. Rowe Price Associates, Inc.
Portfolio Manager: David M. Lee

INVESTMENT OBJECTIVE & POLICIES  *  The Fund seeks long-term growth through a combination of capital appreciation and current income by investing at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of real estate companies.

Sector Weighting*	% of Total
Financials	92.43
Consumer Discretionary	4.31
Short-Term Investments & Net Other Assets	3.26

* Top Sectors as a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance  *   For the year ended August 31, 2010, the Real Estate Equity Fund Class NAV returned +33.54%, compared to the +33.33% return of the Wilshire Real Estate Securities Index.

Environment  *  All major subsectors posted positive returns over the 12 months ended August 31, 2010, primarily from improving fundamentals in commercial real estate. Real estate investment trusts (REITs) exhibited access to capital markets, and equity offerings were well received. Positive developments in credit markets led to attractive refinancing opportunities for real estate companies. However, recovery efforts still faced obstacles, including rolling leases, maturing debt, and anemic job growth.

Apartments were the best-performing group, with steady occupancy rates and rapid rent stabilization. Demand was robust as home ownership levels decreased. Regional mall stocks benefited from the bidding for General Growth Properties and the potential for merger and acquisition activity.

Lodging names performed well as travel demand improved, especially business travel. The ability for hotels to rapidly re-price room rates should make this an appealing sector as recovery takes hold. Office stocks were productive as occupancy trends stabilized. Investors anticipate a shift in sentiment when companies begin to expand again. Shopping center REITs also managed gains, though prolonged unemployment and weakness in housing still present formidable headwinds.

The portfolio outperformed its benchmark, and REITs produced solid gains despite concerns over long-term sustainability of the economic recovery. Stock selection in the office segment was the largest contributor to relative performance. Stock selection and an overweight to regional malls also aided results. Lack of exposure to the office and industrial segment also helped returns. An overweight and stock selection in other real estate was the most significant detractor from relative performance.

PERFORMANCE TABLE[1,3]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Real Estate Equity Fund Class NAV (began 4/28/06)	33.54%	—	—	–3.02%	—	—	–12.46%
Wilshire Real Estate Securities Index[2,4,5]	33.33%	—	—	–2.61%	—	—	–10.83%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the index may begin on the month-end closest to the actual inception date of the Fund.

3 Since inception, a portion of the Real Estate Equity Fund expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

4 Wilshire RESI Index is an unmanaged index consisting of actively traded real estate investment trusts. Prior to April 1, 2009, the Index was named the Dow Jones Wilshire REIT Index.

5 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class NAV, the net expense equals the gross expense and is 0.93%.

43

Real Estate Securities Fund

Subadviser: Deutsche Investment Management Americas Inc.
Portfolio Managers: Jerry W. Ehlinger, John F. Robertson and John W. Vojticek

INVESTMENT OBJECTIVE & POLICIES  *  To seek a combination of long-term capital appreciation and current income by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of REITs and real estate companies.

Sector Weighting*	% of Total
Financials	98.60
Health Care	0.47
Short-Term Investments & Net Other Assets	0.93

* Top Sectors as a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  *  For the year ended August 31, 2010, the Real Estate Securities Fund Class 1 returned +33.94%, compared to the +33.36% return of the Morgan Stanley REIT Index.

Environment  *  REITs performed strongly over the last twelve months due to bottoming fundamentals but more importantly strength in debt capital markets. Specifically the early months of the reporting period witnessed meaningful compression in corporate borrowing spreads and increased appetite by insurance companies to provide first mortgages on commercial real estate. As we entered calendar year 2010 concerns regarding big government and Obama’s plans to tax banks coupled with lending curbs in China resulted in a pullback in REIT equities. However, strong economic data during March coupled with news of increased private market transactions in real estate at low initial yields fueled optimism in forward growth expectations. This momentum continued and REITs started the second quarter in 2010 with strong performance on the back of the long awaited increase in job growth and stronger than expected economic data. This economic strength was short lived as subsequent reports on U.S. employment and housing failed to meet consensus expectations. Additionally, sovereign credit issues facing Europe and their impact on funding markets tempered the economic outlook being priced into global markets and market participants became wary of the possibility of a double dip recession. The reporting period ended mixed as the EU austerity measures were generally accepted by the market and earnings for both the broader equity markets and REITs came in strong relative to consensus. That said concerns continue to linger over a lack of jobs coupled with what appears to be the possible beginning of another let down in the housing market and therefore at the end of the period equity markets were pricing in a material slowing in GDP in the quarters and year ahead.

For the twelve-month period, the Morgan Stanley REIT Index returned +33.36% and the portfolio slightly outperformed the benchmark. Overall, stock selection had a positive impact on performance. Stock selection was very strong in the Office and Hotels sectors, and this was more than enough to offset weak selection in Health Care, Regional Malls, and Retail sectors. Selection in Apartments was also positive while the remaining stock selection had a roughly neutral effect on performance. Overall, sector selection had a positive effect and was a primary driver of outperformance. Our underweight position to the underperforming Retail and Industrial sectors and overweight positions to the outperforming Regional Mall and Apartment sectors benefited performance. This more than offset negative section allocation to the Health Care and Hotels sectors while other sector allocations had a roughly neutral effect on performance.

PERFORMANCE TABLE[1]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Real Estate Securities Fund Class 1 (began 10/15/05)	33.94%	—	—	2.58%	—	—	13.26%
Morgan Stanley REIT Index[2,3,4]	33.36%	—	—	2.22%	—	—	11.29%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

3 Morgan Stanley REIT Index is an unmanaged index consisting of the most actively traded real estate investment trusts.

4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class 1, the net expense equals the gross expense and is 0.84%.

44

Real Return Bond Fund

Subadviser: Pacific Investment Management Company LLC
Portfolio Manager: Mihir Worah

INVESTMENT OBJECTIVE & POLICIES  *  The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations or derivatives based thereon.

Sector Weighting*	% of Total
Government	98.40
Financial	16.84
Mortgage Securities	9.29
Asset Backed Securities	2.21
Energy	0.99
Consumer, Non-cyclical	0.80
Communications	0.54
Basic Materials	0.10
Consumer, Cyclical	0.10
Short-Term Investments & Net Other Assets	(29.27)

* Top Sectors as a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $13,275.

PORTFOLIO MANAGER’S COMMENTARY

Performance  *   For the year ended August 31, 2010, the Real Return Bond Fund Class NAV returned +11.99% outperforming the +10.52% return for the Barclays Capital Global Real U.S. TIPS Index.

Environment  *   During the latter half of 2009, fiscal and monetary initiatives were major factors behind enhanced stability. The U.S. economy expanded in the third and final quarters of 2009 amid a modest recovery in consumer spending and a slower rate of inventory drawdown by businesses. Policymakers wrestled with how long to sustain stimulus programs designed to mitigate the global recession but which threatened to undermine public finances or stoke inflation. Earlier in 2010, investors sought the relative safety of U.S. bonds amid concern about sovereign debt risk, especially in Greece and other Eurozone economies. As the first quarter closed, sentiment shifted as awareness grew that the

U.S. could have sovereign debt challenges of its own over the longer run.

Volatility spiked across global financial markets during the second quarter of 2010. Investor con-fidence was shaken by a range of macroeconomic events, including the European debt crisis and signs that the U.S. and Chinese economies might be slowing. Yields fell sharply as heightened uncertainty drove a flight to higher quality assets. In the U.S., concerns centered on the waning effects of policy stimulus, as unemployment remained stubbornly high, consumer confi-dence appeared to weaken and housing sales fell after special tax credits for home buyers expired. Europe was perhaps the biggest problem with growing budget shortfalls in Greece, Spain and Portugal.

In the U.S., the portfolio was positioned for yield curve steepening via money market futures, which added to performance when these instruments rallied. However, curve positioning in Europe was slightly negative as the European yield curve flattened. Overweight nominal duration in the U.S. added to returns as U.S. yields fell over the year. In the U.S., an underweight to Treasury Inflation Protected Securities (TIPS) detracted from performance as real interest rates fell along with nominal rates. Exposure to the corporate sector and a focus on financials added to returns. Exposure to agency mortgage-backed securities (MBS) added to performance. Additionally, small exposures to senior non-agency MBS and commercial MBS added to returns as spreads in these sectors tightened. An allocation to emerging market debt contributed as emerging market spreads continued to tighten.

PERFORMANCE TABLE[1]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Real Return Bond Fund Class 1 (began 10/15/05)	11.90%	—	—	5.98%	—	—	32.75%
Real Return Bond Fund Class NAV (began 10/15/05)	11.99%	—	—	6.03%	—	—	33.04%
Barclays Capital Global Real U.S. TIPS Index[2,3,4]	10.52%	—	—	5.78%	—	—	31.54%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

3 Barclays Capital Global Real U.S.TIPS Index is an unmanaged index that consists of Inflation-Protection securities issued by the U.S.Treasury.

4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 – 0.79% and Class NAV – 0.74%.

45

Short Term Government Income Fund

Subadviser: MFC Global Investment Management (U.S.), LLC
Portfolio Managers: Jeff Given and Howard Greene

INVESTMENT OBJECTIVE & POLICIES  *  To seek a high level of current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in obligations issued or guaranteed by the U.S. government and its agencies, authorities or instrumentalities (U.S. government securities). Under normal circumstances, the Fund’s dollar-weighted average maturity is not more than 3 years. Maintaining a stable share price is a secondary goal.

Sector Weighting*	% of Total
Mortgage Securities	54.98
Government	43.05
Short-Term Investments & Net Other Assets	1.97

* Top Sectors as a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  *  For the year ended August 31, 2010, the Short Term Government Income Fund Class NAV returned +3.78%, underperforming the +4.32% return of its benchmark, the Bar-clays U.S. Government 1–5 Year Index.

Environment  *  Short-term U.S. government securities advanced for the 12-month period, though market leadership changed. For much of the period, the U.S. economy was in the midst of a significant turnaround as manufacturing activity increased, retail sales strengthened, job growth turned positive and housing prices began to recover. With inflation remaining benign, short-term Treasury securities were relatively stable, but the Federal Reserve’s purchases of government agency and mortgage-backed securities boosted these segments of the short-term government bond market. Market conditions shifted in the last several months of the period as a sovereign debt crisis in Europe and signs of sluggish economic activity weighed on investor confidence, sparking a flight to quality that provided a lift to all maturity segments of the Treasury market. At the same time, the Fed ended its purchase program in the agency and mortgage markets, but these securities remained on a positive performance trajectory thanks to the flight to quality.

The portfolio’s performance was primarily helped by its overweight position in short-term government agency securities, which comprised more than 60% of the portfolio (versus 23% of the index). Agency securities outperformed other segments of the short-term government bond market during the period. Within the portfolio’s government agency holdings, we emphasized callable agency securities, which offered higher yields and superior performance. The portfolio’s corresponding underweight position in short-term Treasury securities also proved favorable as  these securities lagged, though this positioning was a drag on performance in the last few months of the period as Treasuries outperformed.

The remainder of the portfolio was invested in a variety of mortgage-backed securities, which added value over the past 12 months. These securities — which included adjustable-rate mortgages, 15-year and 30-year fixed-rate mortgages with higher coupons, and front-end collateralized mortgage obligations — provided a substantial yield advantage over short-term Treasury securities.

The primary negative factor affecting portfolio performance was its duration (a measure of interest rate sensitivity). The portfolio maintained a relatively short duration versus its benchmark index and this detracted from performance as the market rallied.

PERFORMANCE TABLE[1,5]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Short Term Government Income Fund Class NAV (began 1/2/09)	3.78%	—	—	3.11%	—	—	5.23%
Barclays Capital U.S. Govt 1-5 Yr Index[2,3,4]	4.32%	—	—	2.94%	—	—	4.95%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

3 The Barclays Capital U.S. Govt 1–5 Yr Index is an unmanaged index of securities issued by the U.S. government with maturities of one to five years.

4 It is not possible to invest directly in an index.

5 Since inception, a portion of the Short Term Government Income Fund expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class NAV, the net expenses are 0.65%. Had the fee waivers and expense limitations not been in place, the gross expenses would be 1.21% for Class NAV.

46

Small Cap Growth Fund

Subadviser: Wellington Management Company, LLP
Portfolio Manager: Steven Angeli, CFA

INVESTMENT OBJECTIVE & POLICIES  *  To seek long-term capital appreciation by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies.

Sector Weighting*	% of Total
Information Technology	26.47
Health Care	19.30
Consumer Discretionary	18.29
Industrials	17.97
Consumer Staples	3.52
Energy	2.87
Materials	2.60
Financials	1.42
Investment Companies	1.09
Telecommunication Services	0.96
Short-Term Investments & Net Other Assets	5.51

* Top Sectors as a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance  *  For the year ended August 31, 2010, the Small Cap Growth Fund Class NAV returned +6.32%, underperforming the +7.16% return of the Russell 2000 Growth Index.

Environment  *  Early in the period, the U.S. economy showed signs of life as it emerged from a deep and difficult recession. Low interest rates, better-than-expected corporate earnings and improving economic data provided a favorable backdrop for equities early in the period. Global equities struggled late in the period, however, as concerns surfaced that the global economy could slip back into a recession. Fears over sovereign debt and solvency troubles in the eurozone, slowing economic expansion in China and the United States, and uncertainty about the sustainability of corporate earnings growth combined to send global equities down during the second half of the period.

Security selection was the driver of underperformance in the Fund during the period, particularly in the Consumer Discretionary, Information Technology and Financials sectors. Detractors in the Fund included a customer contact center service provider, a weight loss products and services provider, and an online advertising distributor.

Security selection within the Health Care, Consumer Staples and Energy sectors was additive, along with an overweight to Consumer Discretionary and an underweight to Health Care. Top contributors to relative performance included a pharmacy benefit management and health care information technology provider, a nutritional supplement distributor, and a specialty coffee manufacturer and distributor.

At the end of the period, the portfolio was most overweight to the Industrials and Consumer Discretionary sectors. The Financials and Materials sectors were the Fund’s largest underweights. By the end of the period, the Fund’s exposure to the Health Care sector had increased from an underweight to a neutral position, while exposure to the Consumer Discretionary sector decreased.

PERFORMANCE TABLE[1]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Small Cap Growth Fund Class NAV (began 9/10/08)	6.32%	—	—	–5.68%	—	—	–10.90%
Russell 2000 Growth Index[2,3,4]	7.16%	—	—	–5.27%	—	—	–10.14%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

3 Russell 2000 Growth Index in an unmanaged index that contains these securities from the Russell 2000 Index with a greater than average growth orientation.

4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class NAV, the net expense equals the gross expense and is 1.16%.

47

Small Cap Index Fund

Subadviser: MFC Global Investment Management (U.S.A.) Limited
Portfolio Managers: Carson Jen and Narayan Ramani

INVESTMENT OBJECTIVE & POLICIES  *  The Fund seeks to approximate the aggregate total return of a small-cap U.S. domestic equity market index by investing at least 80% of its net assets (plus any borrowings for investment purposes) in (a) common stocks that are included in the Russell 2000 Index and (b) securities that are believed as a group to behave in a manner similar to the Index.

Sector Weighting*	% of Total
Financials	21.15
Information Technology	17.68
Industrials	14.86
Consumer Discretionary	13.12
Health Care	12.70
Energy	5.28
Materials	5.14
Utilities	3.41
Consumer Staples	3.18
Telecommunication Services	1.01
Short-Term Investments & Net Other Assets	2.47

* Top Sectors as a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  *  For the year ended August 31, 2010, the Small Cap Index Fund Class NAV returned +6.24% compared to the +6.60% return of the Russell 2000 Index.

Environment  *  For the year, U.S. economic growth, as measured by the gross domestic product (GDP), was around 3%. Unemployment remained relatively stable throughout the year, decreasing to 9.6% at the end of August 2010, from 9.7% a year earlier. Since August 2009, total nonfarm payroll increased by 229,000. In August, the Conference Board’s confidence index rose to 53.5 from a five-month low of 51 in July. The BP Gulf oil spill was a major contributing factor to this decline in consumer confidence.

The consumer price index (CPI) rose by 1.1% for the year. The cost of living rose during August 2010 in the U.S., mainly due to higher energy and food prices. The core CPI rate, however, rose 0.9% from a year earlier. Home purchases slowed to a 3.83 million annual pace, the slowest since comparable records began in 1999. Sales of existing homes declined by 20.6% from August 2009 to August 2010.

For the year, Technology was the best performing sector, returning 13.04%, followed by Energy with a return of 9.83%. Financial Services and Health Care were the worst performers, returning –0.17% and –0.62%, respectively.

Longer-term high unemployment levels and the possibility of a double dip in economic growth from expiring government stimulus programs remain the highest risks to a more permanent recovery. The contraction of government spending underway in Europe due to the debt crisis and early signs of slowing growth in China threaten the demand for American exports.

PERFORMANCE TABLE[1,3]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Small Cap Index Fund Class NAV (began 10/29/05)	6.24%	—	—	–0.21%	—	—	–1.03%
Russell 2000 Index[2,4,5]	6.60%	—	—	0.23%	—	—	1.13%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

3 Since inception, a portion of the Small Cap Index Fund expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

4 Russell 2000 Index is an unmanaged index composed of 2,000 U.S. small capitalization stocks.

5 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class NAV, the net expense equals the gross expense and is 0.55%.

48

Small Cap Opportunities Fund

Subadviser: Dimensional Fund Advisors LP and Invesco Advisers, Inc.
Portfolio Managers: Juliet S. Ellis, Juan R. Hartsfield, Clay Manley and Stephen Clark

INVESTMENT OBJECTIVE & POLICIES  *  To seek long-term capital appreciation by investing primarily in equity securities of small-capitalization companies.

Sector Weighting*	% of Total
Financials	21.61
Industrials	17.15
Consumer Discretionary	15.98
Information Technology	14.76
Health Care	9.54
Energy	7.64
Materials	5.71
Consumer Staples	3.72
Telecommunication Services	1.43
Utilities	1.01
Short-Term Investments & Net Other Assets	1.45

* Top Sectors as a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $8,181.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  *   For the year ended August 31, 2010, the Small Cap Opportunities Fund Class NAV returned +6.98%, outperforming the +6.60% return of the Russell 2000 Index.

DFA Commentary

Environment  *  Based on Russell indices, the U.S. equity market had positive but below-average returns in the one-year period to August 31, 2010. From September 2009 to April 2010 returns for the broad market were strongly positive. However, from May to August, the market saw a sharp reversal, as investors reacted to weak U.S. economic data and the sovereign debt problems of Europe by moving away from equities and other risky assets. Although deep value stocks outperformed growth stocks and the rest of the value universe, using the Russell indices as proxies, value stocks underperformed their growth counterparts in the 12-month period to August 2010. Using Russell indices, small-caps outperformed large-cap stocks. Volatility and performance differences between the best and worst performing stocks within industry sectors and asset classes was moderate until May 2010, when it began to rise again, although they were nowhere near the extraordinarily high levels reached during the financial crisis. As a result, small differences in portfolio weightings between different strategies or between strategies and benchmarks may have produced large performance differences in the last four months of the period.

The portfolio’s greater exposure than the Index to deep value stocks and smaller exposure to growth stocks contributed to relative performance. Overall, composition differences within the different value and growth segments also aided relative performance.

Differences in allocation across the market capitalization segments detracted from relative performance. However, composition differences within market capitalization segments more than offset that.

The Fund’s exclusion of REITs, the best-performing sector during the period, and other differences in sector allocation hurt relative performance. However, composition differences within sectors, especially among Consumer Discretionary stocks, outweighed that.

Invesco Commentary

Environment  *  The U.S. economy provided signs of improvement during the Fund’s fiscal year, potentially indicating that the economy has transitioned from a contraction phase into an expansionary phase. Nevertheless, the pace of recovery remained modest and the transition from government stimulus-induced growth to private economic recovery was uncertain.

The Federal Reserve’s federal funds target rate remained low — ranging from zero to 0.25%. Real gross domestic product (GDP) registered positive growth during the reporting period with quarterly increases of 5.0%, 3.7% and 1.6% for the fourth quarter of 2009, and first and second quarters of 2010, respectively. Inflation, measured by the seasonally adjusted Consumer Price Index (CPI), remained relatively benign. While labor markets improved as layoffs moderated, new hiring remained quite weak. After climbing steadily throughout 2009, unemployment fell slightly during the first half of 2010 to a rate of 9.5% nationwide as of July.

The Fund outperformed the benchmark by the widest margin in the Health Care sector, driven by stock selection. Several of the Fund’s holdings were among the leading contributors to performance during the period. The Fund also outperformed in the Materials, Energy and Financials sectors. The key contributors were stock selection in the Materials sector, an overweight position and stock selection in the Energy sector, and an underweight position in the Financials sector.

Some of this outperformance was offset by under-performance in Industrials, Information Technology, Utilities, Consumer Discretionary and Telecommunications. The Fund underperformed by the widest margin in the Industrials sector, driven by stock selection and an overweight position.

At period end, the largest overweight positions versus the Russell 2000 Index were in the capital goods, consumer services, food/beverage/tobacco and transportation industry groups. The largest underweight positions were in the real estate, utilities, retailing and materials industry groups.

PERFORMANCE TABLE[1,5]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Small Cap Opportunities Fund Class 1 (began 10/15/05)	6.90%	—	—	–4.03%	—	—	–18.19%
Small Cap Opportunities Fund Class NAV (began 10/15/05)	6.98%	—	—	–3.98%	—	—	–17.97%
Russell 2000 Index[2,3,4]	6.60%	—	—	0.31%	—	—	1.51%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

3 Russell 2000 Index is an unmanaged index composed of 2,000 U.S. Small Capitalization Stocks.

4 It is not possible to invest directly in an index.

5 Since inception, a portion of the Small Cap Opportunities Fund expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses are as follows: Class 1 – 1.08% and Class NAV are 1.03%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class 1 – 1.13% and Class NAV – 1.08%.

49

Small Cap Value Fund

Subadviser: Wellington Management Company, LLP
Portfolio Managers: Timothy McCormack, CFA and Shaun Pedersen

INVESTMENT OBJECTIVE & POLICIES  *  To seek long-term capital appreciation by investing in, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

Sector Weighting*	% of Total
Financials	24.73
Industrials	18.79
Consumer Discretionary	16.77
Information Technology	8.76
Health Care	7.77
Utilities	5.93
Consumer Staples	5.26
Energy	5.22
Materials	4.89
Short-Term Investments & Net Other Assets	1.88

* Top Sectors as a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  *  For the year ended August 31, 2010, the Small Cap Value Fund Class NAV returned +11.72%, outperforming the +6.06% return of the Russell 2000 Value Index.

Environment  *  The U.S. economy showed signs of life early in the period as it emerged from a deep and difficult recession. Low interest rates, better-than-expected corporate earnings and improving economic data provided a favorable backdrop for equities. Stocks struggled late in the period, however, as concerns surfaced that the world economy could slip back into recession. Fears over sovereign debt and solvency troubles in the eurozone, slowing economic expansion in China and the United States and uncertainty about the sustainability of corporate earnings growth combined to send equities down during the second half of the period.

Consistent with our bottom-up investment process, security selection drove outperformance in the Fund during the period, particularly in the Financials, Consumer Staples, Information Technology and Consumer Discretionary sectors. Top contributors to relative performance included a nutritional supplement distributor, a private equity firm and an independent oil and gas company.

Weaker security selection within the Materials and Health Care sectors detracted from relative results. Among the top relative detractors were a diversified industrial manufacturer, a casual dining company and a specialty department store retailer. Sector positioning, which is driven by bottom-up stock decisions, also detracted, primarily due to residual cash exposure in a generally rising market.

At the end of the period, stock-by-stock decisions resulted in overweights to the Consumer Discretionary and Industrials sectors. The Financials and Energy sectors were the Fund’s largest underweights.

PERFORMANCE TABLE[1]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Small Cap Value Fund Class NAV (began 12/16/08)	11.72%	—	—	21.58%	—	—	39.65%
Russell 2000 Value Index[2,3,4]	6.06%	—	—	17.20%	—	—	31.17%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

3 Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class NAV, the net expenses are 1.14%. Had the fee waivers and expense limitations not been in place, the gross expenses for Class NAV would be 1.32%.

50

Small Company Growth Fund

Subadviser: Invesco Advisers, Inc.
Portfolio Managers: Juliet S. Ellis, Juan R. Hartsfield and Clay Manley

INVESTMENT OBJECTIVE & POLICIES  *   To seek long-term growth of capital by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in securities of small-capitalization companies. The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of investment no larger than the largest capitalization company included in the Russell 2000 Growth Index.

Sector Weighting*	% of Total
Information Technology	25.50
Health Care	19.71
Consumer Discretionary	17.38
Industrials	13.80
Financials	8.47
Energy	4.84
Consumer Staples	2.56
Materials	2.11
Telecommunication Services	1.19
Utilities	1.10
Short-Term Investments & Net Other Assets	3.34

* Top Sectors as a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  *   For the year ended August 31, 2010, the Small Company Growth Fund Class NAV returned +10.09%, outperforming the +7.16% return of the Russell 2000 Growth Index.

Environment  *  The U.S. economy provided signs of improvement during the Fund’s fiscal year, potentially indicating that the economy has transitioned from a contraction phase into an expansionary phase. Nevertheless, the pace of recovery remained modest and the transition from government stimulus-induced growth to private economic recovery was uncertain.

The Federal Reserve’s federal funds target rate remained low — ranging from zero to 0.25%. Real gross domestic product (GDP) registered positive growth during the reporting period with quarterly increases of 5.0%, 3.7% and 1.6% for the fourth quarter of 2009, and first and second quarters of 2010, respectively. Inflation, as measured by the seasonally adjusted Consumer Price Index (CPI), remained relatively benign. While labor markets improved as layoffs moderated, new hiring remained quite weak. After climbing steadily throughout 2009, unemployment fell slightly during the first half of 2010 to a rate of 9.5% nationwide as of July.

During the period, the fund posted positive returns and outperformed benchmark, the Russell 2000 Growth Index. The Fund outperformed by the widest margin in the Health Care sector, driven by stock selection and an underweight position. Health Care was one of the weakest performing sectors in the Russell 2000 Growth Index during the reporting period. In this environment, the Fund’s holdings generally held up better than those of the benchmark index.

The Fund outperformed in the Consumer Discretionary and Information Technology sectors, both driven by stock selection. Several of the Fund’s holdings were among the leading contributors to fund performance during the year. Some of this outperformance was offset by underperformance in other sectors, including Energy, Consumer Staples, Financials and Materials. The Fund underperformed by the widest margin in the Energy sector, driven by stock selection.

At period end, the largest overweight positions versus the Russell 2000 Growth Index were in banks, consumer services, software/services and insurance industry groups. The largest underweights were in the materials, technology hardware/equipment, capital goods and commercial and professional services industry groups.

PERFORMANCE TABLE[1]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Small Company Growth Fund Class NAV (began 10/29/05)	10.09%	—	—	1.79%	—	—	8.98%
Russell 2000 Growth Index[2,3,4]	7.16%	—	—	0.42%	—	—	2.05%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

3 Russell 2000 Growth Index is an unmanaged index that contains those securities from the Russell 2000 Index with a greater than average growth orientation.

4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class NAV, the net expense equals the gross expense and is 1.13%.

51

Small Company Value Fund

Subadviser: T. Rowe Price Associates, Inc.
Portfolio Manager: Preston G. Athey

INVESTMENT OBJECTIVE & POLICIES  *  To seek long-term growth of capital by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000 Value Index at the time of purchase. The Fund invests in small companies whose common stocks are believed to be undervalued.

Sector Weighting*	% of Total
Industrials	24.15
Financials	23.22
Consumer Discretionary	10.71
Materials	10.08
Information Technology	9.06
Energy	7.49
Health Care	6.15
Utilities	4.58
Consumer Staples	1.14
Investment Companies	1.09
Telecommunication Services	0.35
Short-Term Investments & Net Other Assets	1.98

* Top Sectors as a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $10,632.

PORTFOLIO MANAGER’S COMMENTARY

Performance  *  For the year ended August 31, 2010, the Small Company Value Fund Class NAV returned +3.39%, underperforming the +6.06% return of the Russell 2000 Value Index.

Environment  *  Stocks have been volatile this year, rallying strongly in the first four months of 2010 and then stalling. Despite the recent uptick in risk aversion, we believe that the economy and financial markets are on the path to recovery. Over the medium term, we believe this pullback presents an opportunity, as valuations look increasingly attractive. We remain optimistic about the economic environment and believe equities are still reasonably valued. In this challenging environment, the Russell 2000 Value Index posted a positive return for the one-year period, trailing its small-cap growth counterpart but outpacing its large-cap value peer. All sectors posted a positive return, except Telecommunications Services.

Broadly speaking, stock selection drove the Fund’s underperformance while sector allocation was somewhat helpful. Financials and Energy were the greatest contributors, while Consumer Discretionary and Health Care stocks hurt performance.

The greatest detractor was stock selection in Consumer Discretionary, where tighter federal regulation of the for-profit education industry held back a holding in that industry, while a discount fashion retailer suffered from disappointing sales trends in a difficult consumer spending environment.

However, stock selection in Financials was a key contributor to relative returns. Among our strongest holdings was a finance company that specializes in investing in U.S. middle-market companies. It recently merged to form the largest business development company by market capitalization in the country. Energy was another area of strength, due to positive stock choices. An independent oil and gas company experienced strong production growth, leading to higher-than-expected earnings and significant returns for the year.

PERFORMANCE TABLE[1,3]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Small Company Value Fund Class 1 (began 10/15/05)	3.34%	—	—	1.26%	—	—	6.32%
Small Company Value Fund Class NAV (began 10/15/05)	3.39%	—	—	1.31%	—	—	6.57%
Russell 2000 Value Index[2,4,5]	6.06%	—	—	–0.33%	—	—	–1.58%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

3 Since inception, a portion of the Small Company Value Fund expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

4 Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

5 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses are as follows: Class 1 – 1.14% and Class NAV – 1.08%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class 1 – 1.14% and Class NAV –1.09%.

52

Smaller Company Growth Fund

Subadviser: Frontier Capital Management Company, MFC Global Investment Management (U.S.A.) Limited, Perimeter Capital Management, LLC
Portfolio Managers: Michael Cavarreta, Christopher Scarpa, Carson Jen, Narayan Ramani, Mark Garfinkel and James Behre

INVESTMENT OBJECTIVE & POLICIES  *  To seek long-term capital appreciation by investing, under normal market conditions, at least 80% of its assets (plus any borrowings for investment purposes) in small-cap equity securities.

Sector Weighting*	% of Total
Information Technology	21.95
Industrials	21.57
Consumer Discretionary	17.76
Health Care	15.22
Energy	8.21
Financials	3.72
Materials	3.42
Telecommunication Services	3.34
Consumer Staples	1.32
Utilities	0.31
Short-Term Investments & Net Other Assets	3.18

* Top Sectors as a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  *  For the year ended August 31, 2010, the Smaller Company Growth Fund Class NAV returned +4.43%, compared to the +7.16% return of the Russell 2000 Growth Index.

Frontier Commentary

Environment  *  The past 12 months have been turbulent for stocks. The producer durables sector contributed the most to performance. A sector overweight resulted in slightly negative sector selection, but that was more than offset by strong stock selection. Three of the top 10 names in the portfolio were producer durable stocks. The single largest detractor from the Fund’s performance was the Technology sector. Our underweight position resulted in slightly negative sector selection, but weak stock picking was more costly, as two of the bottom 10 Fund holdings were in Technology.

We lost relative ground in the second quarter when volatility not seen since early 2009 returned to the market, as a renewed bout of heightened fear set the mood for much of the period. Relative performance was set back by our performance within both the Financial and Technology sectors, but it was somewhat offset by positive contributions from our Health Care, Consumer Discretionary and Energy investments. The abrupt correction in the markets hurt a financial holding while the marked slowdown in consumer spending affected our investment in a women’s specialty retailer. These setbacks were balanced by our investment focus within Health Care on proprietary technologies and product innovation.

While the risk of a double-dip recession is open to debate, it is clear that economic growth will slow, resulting in a more challenged earnings environment. As earnings momentum decelerates, market leadership is likely to transition from cyclical, more volatile companies to more secular growers with a higher degree of earnings visibility. We remain focused on owning companies capable of growing earnings on a secular basis through market share gains, above average revenue growth, innovative products or long-term margin expansion opportunity. Additionally, we believe companies with appealing recurring business characteristics will be well rewarded in the foreseeable low-growth environment.

In summary, we remain focused on companies that show sustained earnings improvement even amid a slow-growth environment. Given our strict discipline of not overpaying for growth, the recent correction in stock prices has given us many more opportunities to select from.

Perimeter Commentary

Environment  *   The fiscal year began with the continuation of the market’s rebound, which began in March 2009. As this upward trajectory continued, the Fund’s performance was hurt by the low-quality, low-priced nature of the rally. Most quality characteristics used to evaluate stocks were “upside down” during the first part of the year, meaning the better the quality, the worse the performance. The first half of the year also saw a high correlation in returns, with most stocks moving in the same direction regardless of fundamentals, making stock selection challenging. In early 2010, the headwinds of the market’s low-quality rally began to subside and the Fund benefited from its broad diversification.

Our underweight in the Health Care sector earlier in the year, along with strong stock selection within the sector later on, contributed to the Fund’s return. The passage of health care reform helped remove much of the uncertainty surrounding the sector. The Fund’s underweight in Health Care is typical due to our general aversion to biotechnology companies, as these firms generally do not possess the earnings growth characteristics we seek.

Our overweight in the Consumer Discretionary sector over the past year also rewarded the portfolio, as these stocks benefited from a recovery in retail sales and an increase in overall consumer confidence from the previous year. Consumer Discretionary was our most overweight sector and, combined with successful stock selection, our greatest contributor to performance.

Weaker selection within the Information Technology sector detracted from performance. Technology holdings were hurt by disappointing earnings releases from select companies throughout the year.

We believe that a key factor driving stock market returns over the past year was the wide variance in valuation levels between stocks. Higher quality, more fairly valued stocks underperformed in the first three quarters, while the cheapest and lowest quality stocks performed the best. Valuation spreads have narrowed as the market has normalized and we believe that the market will focus on companies that can deliver growth in the coming year. Based on our experience, earnings growth and strong fundamental performance will be paramount to stock selection in this environment, which should favor our quality, growth-oriented investment process.

MFC Commentary

Environment  *   For the year, U.S. economic growth, as measured by the gross domestic product (GDP), was around 3%. Unemployment remained relatively stable throughout the year, decreasing to 9.6% at the end of August 2010, from 9.7% a year earlier. Since August 2009, total nonfarm payroll increased by 229,000. In August, the Conference Board’s confidence index rose to 53.5 from a five-month low of 51 in July. The BP Gulf oil spill was a major contributing factor to this decline in consumer confidence.

The consumer price index (CPI) rose by 1.1% for the year. The cost of living rose during August 2010 in the U.S., mainly due to higher energy and food prices. The core CPI rate, however, rose 0.9% from a year earlier. Home purchases slowed to a 3.83 million annual pace, the lowest in the past decade. The pace of existing home sales was the slowest since comparable records began in 1999. Sales of existing homes declined by 20.6% from August 2009 to August 2010.

Longer-term high unemployment levels and the possibility of a double dip in economic growth from expiring government stimulus programs remain the highest risks to a more permanent recovery. The contraction of government spending in Europe that is underway due to the debt crisis and early signs of slowing growth in China threaten the demand for American exports.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Smaller Company Growth Fund Class NAV (began 10/7/08)	4.43%	—	—	4.33%	—	—	8.40%
Russell 2000 Growth Index[3,4,5]	7.16%	—	—	4.90%	—	—	9.52%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception, a portion of the Smaller Company Growth Fund expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

3 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

4 Russell 2000 Growth Index is an unmanaged index that contains those securities from the Russell 2000 Index with a greater than average growth orientation.

5 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses for Class NAV are 1.05%. Had the fee waivers and expense limitations not been in place, the gross expenses for Class NAV would be 1.17%

53

Spectrum Income Fund

Subadviser: T. Rowe Price Associates, Inc.
Portfolio Managers: Edmund M. Notzon III, Daniel O. Shackelford, Mark J. Vaselkiv, Ian Kelson, Brian Rogers and Andrew McCormick

INVESTMENT OBJECTIVE & POLICIES  *  To seek a high level of current income with moderate share price fluctuation. The Fund seeks to maintain broad exposure primarily to domestic and international fixed-income markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments over time. The Fund diversifies its assets widely among various income and equity market segments.

Sector Weighting*	% of Total
Mortgage Securities	18.50
Financial	17.72
Government	17.65
Communications	7.81
Energy	6.67
Consumer, Non-cyclical	6.42
Consumer, Cyclical	5.97
Industrial	4.99
Utilities	3.75
Basic Materials	3.25
Asset Backed Securities	1.97
Technology	1.35
Diversified	0.26
Short-Term Investments & Net Other Assets	3.69

* Top Sectors as a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  *   For the year ended August 31, 2010, the Spectrum Income Fund Class NAV returned +10.58% outperforming the +9.18% return of the Barclays Capital U.S. Aggregate Bond Index.

Environment  *  U.S. stocks produced solid results in the 12-month period ended August 31, 2010, despite a sharp correction during the second quarter of 2010. The remarkable rally that started in March 2009 was disrupted by a Greek debt crisis and the possibility that contagion would lead to slower economic growth in Europe and the United States. Concerns about tighter monetary policy and lending practices in China, along with slowing U.S. economic data, weighed on investor sentiment.

U.S. bonds produced strong returns over the last year. Despite some weakness in recent months, high-yield bonds significantly outperformed, as income-seeking investors favored securities with a yield advantage. In the investment-grade universe, long-term Treasuries, investment-grade corporate bonds, and asset-backed securities produced the strongest returns, while shorter-term government securities, agency mortgage-backed issues and municipal bonds lagged. The Barclays Capital U.S. Aggregate Bond Index, which measures the performance of U.S. dollar-denominated investment-grade taxable bonds, returned 9.18% for the full year.

Non-U.S. bond returns were positive over the period. Despite a return of risk aversion in the last few months, emerging markets debt produced strong returns as investors continued to seek bonds offering an income advantage. High-quality bonds issued in developed markets produced mild gains. While good returns in local currency terms were driven by coupon payments and price appreciation, a stronger dollar versus many currencies, with the exception of the yen, in recent months considerably reduced returns to U.S. investors in dollar terms.

The portfolio outperformed primarily due to our out-of-benchmark allocation to high-yield bonds, as the Credit Suisse High Yield Index significantly outperformed the Barclays Capital U.S. Aggregate Bond Index. The inclusion of emerging markets bonds also boosted relative performance. Security selection contributed to results as most underlying sectors outperformed their respective benchmarks for the period. Our overweight allocation to short-term bonds hampered performance, as the Barclays Capital 1–3 Year Government/Credit Index lagged the Barclays Capital U.S. Aggregate Bond Index.

PERFORMANCE TABLE[1,3]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Spectrum Income Fund Class NAV (began 10/29/05)	10.58%	—	—	6.35%	—	—	34.81%
Barclays Capital U.S. Aggregate Bond Index[2,4,5]	9.18%	—	—	6.43%	—	—	35.32%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

3 Since inception, a portion of the Spectrum Income Fund expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

4 Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

5 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class NAV, the net expense equals the gross expense and is 0.80%.

54

Strategic Bond Fund

Subadviser: Western Asset Management Company
Portfolio Managers: S. Kenneth Leech, Steven A. Walsh, Keith J. Gardner, Mark Lindbloom and Mike Buchanan

INVESTMENT OBJECTIVE & POLICIES  *  To seek a high level of total return consistent with preservation of capital by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in fixed-income securities.

Sector Weighting*	% of Total
Mortgage Securities	32.78
Government	15.60
Financial	14.38
Energy	8.58
Asset Backed Securities	5.98
Communications	5.00
Consumer, Cyclical	4.52
Consumer, Non-cyclical	4.07
Basic Materials	1.56
Utilities	1.44
Technology	1.09
Industrial	0.31
Options Purchased	0.01
Short-Term Investments & Net Other Assets	4.68

* Top Sectors as a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $12,813.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  *   For the year ended August 31, 2010, the Strategic Bond Fund Class NAV returned +18.34%, outperforming the +9.18% return of the Barclays Capital U.S. Aggregate Bond Index.

Environment  *   Mixed economic data and increased fears over global sovereign risk caused U.S. Treasury yields to fall across the yield curve. The yield curve bull flattened, as the two-year Treasury yield fell by 50 basis points (0.50%) to 0.47%, the 10-year fell 93 basis points to 2.47% and the 30-year yield decreased 66 basis points to 3.52%. The Federal Reserve reiterated that rates would be kept low for an extended period. The economic recovery has largely been driven by businesses rather than consumers to date, and the market seems to be ignoring the strong underlying trends in corporate health in favor of a multitude of headline risks. In 2009, spreads tightened and investment grade credit outperformed. In 2010, concerns regarding European sovereign risk and the possibility of a double-dip recession led spreads to widen and asset values to slip. Investors were less willing to take risks, leading to mixed results across sectors. Nonagency residential mortgages continued a positive streak and generated both positive total and excess returns, as prices increased and as the rate of principal pay-downs remained steady.

We managed the Fund by using our fundamental, value-oriented investment philosophy and allocated assets across multiple fixed-income sectors. At the beginning of 2010, as spreads continued to contract, we decided to reduce the risk in the Fund as the compensation was no longer sufficient to bear the risk, given asset prices and economic conditions. This decision led to reducing high yield corporate exposure by more than 10%. Allocation to the high-yield corporate sector was the largest contributor to outperformance, as asset values rose and spreads narrowed during the year. Exposure to non-agency mortgage-backed securities also contributed to outperformance. These securities continued to recover value as volatility generally decreased and liquidity improved. The Fund’s exposure to investment grade credit, with a focus on Financials, was a minor contributor. Our tactical duration and yield curve allocation contributed to performance as the yield curve bull flattened.

PERFORMANCE TABLE[1]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Strategic Bond Fund Class 1 (began 10/15/05)	18.23%	—	—	5.21%	—	—	28.13%
Strategic Bond Fund Class NAV (began 10/15/05)	18.34%	—	—	5.26%	—	—	28.42%
Barclays Capital U.S. Aggregate Bond Index[2,3,4]	9.18%	—	—	6.46%	—	—	35.74%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

3 Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 – 0.79% and Class NAV – 0.74%.

55

Total Bond Market Fund

Subadviser: Declaration Management and Research, LLC
Portfolio Managers: Peter Farley and James E. Shallcross

INVESTMENT OBJECTIVE & POLICIES  *  The Fund seeks to track the performance of the Barclays Capital U.S. Aggregate Bond Index by investing at least 80% of its net assets (plus any borrowings for investments purposes) listed in this index.

Sector Weighting*	% of Total
Mortgage Securities	45.34
Government	27.59
Financial	9.51
Consumer, Non-cyclical	3.04
Communications	2.91
Energy	2.67
Utilities	2.01
Industrial	1.55
Consumer, Cyclical	0.82
Basic Materials	0.74
Technology	0.52
Asset Backed Securities	0.17
Short-Term Investments & Net Other Assets	3.13

* Top Sectors as a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  *  For the year ended August 31, 2010, the Total Bond Market Fund Class NAV returned +8.43%, compared to the +9.18% return of the Barclays Capital U.S. Aggregate Bond Index.

Environment  *  The past year witnessed a transition from markets enthusiastically pricing rapid economic recovery to settling much lower in view of very slow economic growth, if not a double-dip recession. Equity markets were up as much as 20%, peaking in April, before reversing signifi-cantly. Equity markets finished up roughly 5% for the 12-month period. In similar fashion, interest rates peaked in April 2010 before finishing significantly lower for the period. Initial fears of inflation and near consensus on rising rates were replaced by an economy too anemic to produce inflation, and expectations of near-zero short rates for years to come.

Consumers remained restrained due to economic uncertainty and the recent financial crisis. The unemployment rate remained elevated. Corporate balance sheets were in good shape overall, as companies have been able to fund at historically low levels and credit spreads tightened for the period by roughly 50 basis points (0.50%). Management needs to see solid signs of demand, however, before deploying funds into expansion rather than just buybacks or cash hoarding.

The portfolio underperformed the benchmark slightly due to security selection in corporates and commercial mortgage-backed securities (CMBS). This underperformance came in late 2009 and early 2010, as the portfolio was being ramped up in the higher beta securities of these two sectors. Security selection in these sectors has been positive for performance since the first quarter of 2010. Trading and yield curve positioning have not contributed significantly to tracking error. During the period, the portfolio had sizable inflows, which introduced transaction costs when facing bid/ask spreads in credit sectors.

The U.S. economy will persist in a slow recovery, likely avoiding recession. Consumers are demonstrating a willingness to buy smaller electronics and back-to-school spending was up, but not to robust levels. Unemployment will probably remain elevated, as many businesses used the recession to make long-term reductions to their head count. The Federal Reserve will likely keep rates low until we have sure signs of economic acceleration. We expect rates to stay at current levels or lower well into 2011. Credit concerns going forward will be concentrated in state and local government finances. We continue to see value in corporates, CMBS and select asset-backed securities sectors.

PERFORMANCE TABLE[1]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Total Bond Market Fund Class NAV (began 10/27/06)	8.43%	—	—	6.47%	—	—	27.28%
Barclays Capital U.S. Aggregate Bond Index[2,3,4]	9.18%	—	—	7.07%	—	—	30.07%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

3 Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual until at least December 31, 2010. For Class NAV, the net expense equals the gross expense and is 0.53%.

56

Total Return Fund

Subadviser: Pacific Investment Management Company, LLC
Portfolio Manager: William H. Gross

INVESTMENT OBJECTIVE & POLICIES  *  To seek maximum total return, consistent with preservation of capital and prudent investment management, by investing at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements.

Sector Weighting*	% of Total
Government	37.85
Mortgage Securities	29.86
Financial	23.36
Consumer, Non-cyclical	1.70
Asset Backed Securities	1.63
Energy	1.14
Communications	0.90
Basic Materials	0.42
Technology	0.09
Diversified	0.05
Consumer, Cyclical	0.01
Short-Term Investments & Net Other Assets	2.99

* Top Sectors as a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $14,650.

PORTFOLIO MANAGER’S COMMENTARY

Performance  *  For the year ended August 31, 2010, the Total Return Fund Class NAV returned +12.22% compared to the +9.18% return of the Barclays Capital U.S. Aggregate Bond Index.

Environment  *  During the latter half of 2009, fiscal and monetary initiatives were major factors behind enhanced stability. The U.S. economy expanded in the third and final quarters of 2009 amid a modest recovery in consumer spending and a slower rate of inventory drawdown by businesses. Politics affected fixed-income markets around the world as 2010 began. Policymakers wrestled with how long to sustain stimulus programs designed to mitigate the global recession but which also threatened to undermine public finances or stoke inflation. Earlier in 2010, investors sought the relative safety of U.S. bonds amid concerns about sovereign debt risk, especially in Greece and other Eurozone economies. As the first quarter closed, sentiment shifted as awareness grew that the U.S. could have sovereign debt challenges of its own over the longer run.

Volatility spiked across global financial markets during the second quarter of 2010. Investor con-fidence was shaken by a range of macroeconomic events, including the European debt crisis and signs that the U.S. and Chinese economies might be slowing. Yields fell sharply as heightened uncertainty drove a flight to higher quality assets. In the U.S., concerns centered on the waning effects of policy stimulus, as unemployment remained stubbornly high, consumer confi-dence appeared to weaken and housing sales fell after special tax credits for home buyers expired. Europe was perhaps the biggest problem amid growing budget shortfalls in Greece, Spain and Portugal.

Tactical portfolio positioning in the U.S. and the Eurozone was positive as yields rose during the latter part of 2009 and fell during second quarter 2010. In the U.S., the portfolio was positioned for yield curve steepening via money market futures, which added to performance as these instruments rallied over the fiscal year. However, curve positioning in Europe was slightly negative as the European yield curve flattened. An underweight to the corporate sector slightly detracted from performance. A slight underweight to agency mortgage-backed securities (MBS) detracted modestly from performance as agency MBS outperformed like-duration Treasuries. However, agency MBS security selection and exposure to senior non-agency MBS and commercial MBS more than offset the negative returns, as spreads in these sectors tightened. An allocation to emerging market debt added to returns, as did an allocation to high-yield bonds. Finally, investments in futures contracts were contributors to performance.

PERFORMANCE TABLE[1]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Total Return Fund Class 1 (began 10/15/05)	12.22%	—	—	8.14%	—	—	46.50%
Total Return Fund Class NAV (began 10/15/05)	12.22%	—	—	8.20%	—	—	46.89%
Barclays Capital U.S. Aggregate Bond Index[2,3,4]	9.18%	—	—	6.46%	—	—	35.74%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

3 Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 – 0.78% and Class NAV – 0.73%.

57

U.S. High Yield Bond Fund

Subadviser: Wells Capital Management, Incorporated
Portfolio Managers: Phil Susser and Niklas Nordenfelt

INVESTMENT OBJECTIVE & POLICIES  *   The Fund seeks total return with a high level of current income by investing at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. corporate debt securities that are below investment grade, including preferred and other convertible securities in below investment grade debt securities. The Fund also invests in corporate debt securities that are investment grade, and may buy preferred and other convertible securities and bank loans that are investment grade.

Sector Weighting*	% of Total
Communications	21.80
Consumer, Non-cyclical	17.97
Consumer, Cyclical	14.77
Financial	12.42
Energy	7.83
Utilities	6.95
Industrial	4.23
Technology	2.96
Basic Materials	2.12
Diversified	0.17
Asset Backed Securities	0.15
Short-Term Investments & Net Other Assets	8.63

* Top Sectors as a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $14,175.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  *   For the year ended August 31, 2010, the U.S. High Yield Bond Fund Class NAV returned +16.63%, compared to the +21.92% return of the BofA Merrill Lynch U.S. High Yield Master II Constrained Index.

Environment  *  The positive market forces that began in early 2009 continued unabated through April 2010: strong equity market, declining default rates, easing of systemic risks, strong technicals and effective cost cutting by corporations. On a practical level, the highly liquid conditions that the credit markets experienced during this period played out through easy refinancing conditions, the terming out of debt and the ability to amend/extend existing terms. All of these situations effectively reduced near-term default risk, helping to create an environment of tighter and tighter spreads. Risk aversion returned to the markets in May 2010, as European sovereign default fears, financial regulatory reform, and evidence of a U.S. economic soft patch all weighed on the markets.

The Fund performed exceptionally well but lagged its benchmark. For most of the period, the broader performance theme was simply the more risk, the more exposure to highly leveraged companies and the more exposure to lower-priced bonds, the better the performance. The fund lagged the benchmark return as portfolio strategy was more focused on absolute portfolio risk rather than relative risk versus the benchmark. The high-yield market has become increasingly concentrated in lower quality issues (triple-C and distressed securities, for example). The Fund’s lower-than-benchmark exposure to these securities hurt relative performance, as those types of securities generated outsized returns in the very favorable risk-taking environment. Over the last several months as the market has become more risk averse and Treasury yields have fallen, the Fund’s lower interest-rate sensitivity has held back performance relative to the benchmark.

PERFORMANCE TABLE[1]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

US High Yield Bond Fund Class 1 (began 10/15/05)	16.57%	—	—	7.41%	—	—	41.75%
US High Yield Bond Fund Class NAV (began 10/15/05)	16.63%	—	—	7.47%	—	—	42.13%
BofA Merrill Lynch U.S. High Yield Master II Constrained
Index[2,3,4]	21.92%	—	—	7.86%	—	—	45.05%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

3 BofA Merrill Lynch U.S. High Yield Master II Constrained Index is an unmanaged index composed of U.S. currency high-yield bonds issued by U.S. and non-U.S. issuers.

4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 – 0.82% and Class NAV – 0.77%.

58

U.S. Multi Sector Fund

Subadviser: Grantham, Mayo, Van Otterloo & Co. LLC
Portfolio Managers: Sam Wilderman and Tom Hancock

INVESTMENT OBJECTIVE & POLICIES  *  The Fund seeks long-term capital appreciation, and invests at least 80% of its net assets (plus any borrowings for investment purposes) in investments tied economically to the U.S. The Fund seeks to achieve its objective by outperforming its benchmark, the Russell 3000 Index.

Sector Weighting*	% of Total
Information Technology	28.38
Health Care	25.21
Consumer Staples	20.15
Energy	7.47
Industrials	5.66
Consumer Discretionary	5.18
Financials	2.81
Telecommunication Services	1.51
Materials	0.93
Utilities	0.07
Short-Term Investments & Net Other Assets	2.63

* Top Sectors as a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  *  For the year ended August, 31, 2010, the U.S. Multi Sector Fund Class NAV returned +1.92%, compared to the +5.64% return of the Russell 3000 Index.

Environment  *  Equity markets began the 12-month period in the midst of a strong rally off the market’s 2009 bottom. But as hopes percolated for another year of strong gains in 2010, confidence fell, taking the market with it. The immediate cause of the market’s mid-2010 decline was Europe’s continued sovereign credit woes and worries that troubles in faraway markets could spread quickly around the globe. Stocks ended the period having climbed and then descended a sizable hill — the S&P 500 Index was up more than 20% for the period at its peak, only to give back most of those gains in the Europe-induced sell-off to finish the period up less than 6%. In both the brighter and darker days of the last 12 months, investors have been engaged in a constant struggle over the direction of the global economy and its impact on stock markets. At the market’s high points, investors speculated that the worst of the 2008-2009 global recession had passed and better things were ahead, while at low points, worries of a double-dip recession dominated. And while the period finished with the market posting a moderate gain, uncertainty remained the watchword in markets and economies around the globe.

Our momentum discipline is designed to identify stocks that have performed well recently and appear poised to continue outperforming. Momentum added to relative returns during the period due to a combination of thematic picks, such as cyclical companies outperforming off the market bottom, and individual stories –– companies delivering strong operating and stock performance.

Sector weightings adding to relative returns included an overweight position in Consumer Staples and an underweight in Financials while sector weightings detracting from relative returns included an underweight in Consumer Discretionary and an overweight in Health Care. Stock selection in Information Technology and Energy were among the leading detractors. An overweight in IT also hurt. However, we benefited modestly from being underweight in Energy.

PERFORMANCE TABLE[1]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

U.S. Multi Sector Fund Class NAV (began 10/29/05)	1.92%	—	—	–1.79%	—	—	–8.38%
Russell 3000 Index[2,3,4]	5.64%	—	—	–0.41%	—	—	–1.99%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

3 Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class NAV, the net expense equals the gross expenses and is 0.81%.

59

Value Fund

Subadviser: Invesco Advisers, Inc.
Portfolio Managers: Tom Copper and John Mazanec

INVESTMENT OBJECTIVE & POLICIES  *  To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risks, by investing in equity securities of companies with capitalizations similar to the market capitalization of companies in the Russell Midcap Value Index

Sector Weighting*	% of Total
Financials	19.09
Industrials	13.63
Consumer Discretionary	10.00
Materials	9.83
Health Care	9.75
Consumer Staples	9.46
Information Technology	7.89
Utilities	7.48
Energy	7.44
Short-Term Investments & Net Other Assets	5.43

* Top Sectors as a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  *  For the year ended August 31, 2010, the Value Fund Class NAV returned +11.40%, compared to the +13.01% return of the Russell Midcap Value Index.

Environment  *  Entering the period, the U.S. economy finally began to show signs that the long economic contraction was moderating, as equity markets reversed direction beginning in March 2009. This stock market rally persisted through the first quarter of 2010 but came to a halt in the second quarter, ending it in negative territory.

At the beginning of the 12-month period covered by this report, riskier assets were outperforming securities considered safe havens, like U.S. Treasuries. This continued through mid-April 2010. However, renewed credit problems overseas and a market correction in May and June created a more uncertain environment, prompting many investors to favor safety over risk. Although recent market volatility presented challenges, it also created some investment opportunities, as fundamentally sound companies became more attractively valued.

All sectors of the Fund, except Financials, posted positive performance for the reporting period, as equity markets rallied through the first quarter of 2010. The Information Technology sector was the largest contributor to Fund performance relative to its benchmark.

The largest detractor from the Fund’s relative performance was the Financials sector. In general, financial stocks performed strongly. However, the Fund was underweight the Financials sector relative to its benchmark and our financial stocks did not appreciate as much as those of the index. In general, we focused on what we believed were lower-risk financial companies with stronger balance sheets and less credit risk given the systemic risk in most financial stocks. This strategy has the potential to provide some measure of protection in times of uncertainty. The downside, however, is that the Fund didn’t own many of the financial stocks that appreciated the most over the past year as the economy began to recover. Many of these top-performing stocks were the ones that fell most dramatically in early 2009.

An overweight position and weak stock selection in the Health Care sector, most notably, the healthcare equipment and service industry, also detracted from the Fund’s relative performance.

Equity markets experienced a strong recovery over the past year. We believe that market volatility and the market correction that began in the second quarter of 2010, have created opportunities to invest in companies with attractive valuations and strong fundamentals.

PERFORMANCE TABLE[1]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Value Fund Class NAV (began 10/27/06)	11.40%	—	—	–1.57%	—	—	–5.91%
Russell Midcap Value Index[2,3,4]	13.01%	—	—	–3.84%	—	—	–13.99%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

3 Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap Companies with lower price-to-book ratios and lower forecasted growth values.

4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual until at least December 31, 2010. For Class NAV, the net expense equals the gross expense and is 0.87%.

60

Value & Restructuring Fund

Subadviser: Columbia Management Investment Advisers, LLC
Portfolio Managers: David J. Williams, Guy Pope and Nicholas Smith

INVESTMENT OBJECTIVE & POLICIES  *  To seek long-term capital appreciation by investing at least 65% of the Fund’s total assets in common stocks of U.S. and foreign companies believed to benefit from restructuring efforts or industry consolidation. The Fund may invest in companies that have market capitalizations of any size.

Sector Weighting*	% of Total
Energy	21.30
Financials	16.88
Industrials	15.67
Materials	13.23
Information Technology	8.45
Consumer Staples	6.50
Health Care	6.35
Consumer Discretionary	5.92
Telecommunication Services	4.38
Short-Term Investments & Net Other Assets	1.32

* Top Sectors as a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  *  For the year ended August 31, 2010, the Value and Restructuring Fund Class NAV returned +6.56%, outperforming the +4.91% return of the S&P 500 Index.

Environment  *  Over the past year markets entered a trading range cycling between optimism and pessimism every few weeks. Earnings rebounded nicely for many companies and global growth reappeared, albeit at a lower level than expected. The Fund’s focus on higher-quality names with exposure to positive international trends helped it outpace the S&P 500 Index.

We slightly reduced the portfolio’s number of holdings and added several new positions. Positive contributions came from several international holdings. Detractors included investment banks, which struggled as global markets remained lackluster. Weakness in U.S. natural gas prices also caused a couple of holdings to lose value. In an effort to increase the portfolio yield while dampening overall volatility, we wrote covered call options against positions in the portfolio. This reflected our view that the market would be range-bound, and has resulted in a net positive, albeit negligible, return to date. We also added convertible securities to further enhance that effort.

Uncertainty about the sustainability of economic improvement pervades the market, holding the S&P 500 Index at current trading levels. This is unlikely to continue much longer, as U.S. elections force policymakers to choose a direction. Should policy turn business-friendly, combined with an economic recovery and strong corporate profits, we could see a fair rally in the near future. In the meantime, we remain shy of holding companies with direct exposure to U.S. government rulemaking.

Earnings growth and stock performance continue to be enhanced by emerging market exposure.

The fund holds a combination of direct investments and U.S.-based companies with global market subsidiaries in emerging-market countries. We believe companies associated with global growth will likely be rewarded with higher market values over time. The fund’s overweight positions in Energy and Materials reflect this view and will benefit from this growth.

The risk of a double-dip recession remains and it would be painful for the equity markets. The Federal Reserve’s enormous liquidity injections have lowered bond yield and increased the attractiveness of stocks relative to other financial assets. Trading at around 10 times forward price/ earnings, we believe that the portfolio is particularly well positioned, given its emphasis on value and exposure to the corporate restructuring theme.

PERFORMANCE TABLE[1]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Period Ended August 31, 2010	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Value & Restructuring Fund Class NAV (began 10/29/05)	6.56%	—	—	–0.56%	—	—	–2.70%
S&P 500 Index[2,3,4]	4.91%	—	—	–0.62%	—	—	–2.99%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.

3 S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class NAV, the net expense equals the gross expense and is 0.87%.

61

John Hancock Funds II

Shareholder Expense Examples

As a shareholder of John Hancock Funds II, you incur ongoing costs, such as management fees, distribution (12b-1) fees and other expenses. In the case of Alternative Asset Allocation Fund, Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio and Core Global Diversification Portfolio, in addition to the operating expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the operating expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied operating expenses and transaction costs and the Fund may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Fund will vary. If these indirect expenses were included, your expenses paid during the period would have been higher.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 through August 31, 2010).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	3/1/2010–	Expense
	3/1/2010	8/31/2010	8/31/2010	Ratio

Active Bond Fund
Class 1 — Actual	$1,000.00	$1,070.90	$3.60	0.69%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.52	0.69%
Class NAV — Actual	1,000.00	1,070.10	3.34	0.64%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	3.26	0.64%

All Cap Core Fund
Class NAV — Actual	$1,000.00	$931.30	$3.89	0.80%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	4.08	0.80%

All Cap Value Fund
Class 1 — Actual	$1,000.00	$946.80	$4.51	0.92%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.69	0.92%
Class NAV — Actual	1,000.00	947.50	4.27	0.87%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.43	0.87%

Alpha Opportunities Fund
Class NAV — Actual	$1,000.00	$950.40	$5.11	1.04%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	5.30	1.04%

62

John Hancock Funds II

Shareholder Expense Examples

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	3/1/2010–	Expense
	3/1/2010	8/31/2010	8/31/2010	Ratio

Alternative Asset Allocation Fund
Class A — Actual	$1,000.00	$1,032.40	$4.10	0.80%[2]
Class A — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	4.08	0.80%[2]

Blue Chip Growth Fund
Class 1 — Actual	$1,000.00	$948.80	$4.13	0.84%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	4.28	0.84%
Class NAV — Actual	1,000.00	949.30	3.88	0.79%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	4.02	0.79%

Capital Appreciation Fund
Class 1 — Actual	$1,000.00	$931.50	$3.89	0.80%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	4.08	0.80%
Class NAV — Actual	1,000.00	931.60	3.60	0.74%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.77	0.74%

Core Bond Fund
Class 1 — Actual	$1,000.00	$1,058.90	$3.58	0.69%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.52	0.69%
Class NAV — Actual	1,000.00	1,059.20	3.32	0.64%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	3.26	0.64%

Core Diversified Growth & Income Portfolio
Class 1 — Actual	$1,000.00	$992.10	$0.65	0.13%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.66	0.13%[2]

Core Fundamental Holdings Portfolio
Class 1 — Actual	$1,000.00	$1,003.30	$0.66	0.13%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.66	0.13%[2]

Core Global Diversification Portfolio
Class 1 — Actual	$1,000.00	$1,010.20	$0.66	0.13%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.66	0.13%[2]

Emerging Markets Debt Fund
Class A — Actual	$1,000.00	$1,085.60	$6.73	1.28%
Class A — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.51	1.28%
Class I — Actual	1,000.00	1,087.30	4.63	0.88%
Class I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.48	0.88%

Emerging Markets Value Fund
Class NAV — Actual	$1,000.00	$1,056.60	$5.60	1.08%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.50	1.08%

Equity-Income Fund
Class 1 — Actual	$1,000.00	$965.50	$4.21	0.85%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	4.33	0.85%
Class NAV — Actual	1,000.00	966.30	3.96	0.80%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	4.08	0.80%

Fundamental Value Fund
Class NAV — Actual	$1,000.00	$944.80	$3.92	0.80%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	4.08	0.80%

Global Agribusiness Fund
Class A — Actual	$1,000.00	$988.40	$7.27	1.45%
Class A — Hypothetical (5% annualized return before expenses)	1,000.00	1,017.90	7.38	1.45%
Class I — Actual	1,000.00	990.10	5.02	1.00%
Class I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	5.09	1.00%

Global Bond Fund
Class 1 — Actual	$1,000.00	$1,072.10	$4.54	0.87%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.43	0.87%
Class NAV — Actual	1,000.00	1,072.30	4.28	0.82%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	4.18	0.82%

63

John Hancock Funds II

Shareholder Expense Examples

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	3/1/2010–	Expense
	3/1/2010	8/31/2010	8/31/2010	Ratio

Global Infrastructure Fund
Class A — Actual	$1,000.00	$967.00	$7.19	1.45%
Class A — Hypothetical (5% annualized return before expenses)	1,000.00	1,017.90	7.38	1.45%
Class I — Actual	1,000.00	968.90	4.96	1.00%
Class I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	5.09	1.00%

Global Real Estate Fund
Class NAV — Actual	$1,000.00	$1,061.30	$5.35	1.03%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	5.24	1.03%

Global Timber Fund
Class A — Actual	$1,000.00	$986.40	$7.26	1.45%
Class A — Hypothetical (5% annualized return before expenses)	1,000.00	1,017.90	7.38	1.45%
Class I — Actual	1,000.00	988.80	5.01	1.00%
Class I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	5.09	1.00%

Heritage Fund (formerly, Vista Fund)
Class NAV — Actual	$1,000.00	$982.50	$4.50	0.90%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.58	0.90%

High Income Fund
Class NAV — Actual	$1,000.00	$1,044.30	$3.66	0.71%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.62	0.71%

High Yield Fund
Class 1 — Actual	$1,000.00	$1,064.20	$3.85	0.74%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.77	0.74%
Class NAV — Actual	1,000.00	1,064.90	3.59	0.69%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.52	0.69%

Index 500 Fund
Class NAV — Actual	$1,000.00	$957.20	$2.37	0.48%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.45	0.48%

International Equity Index Fund
Class NAV — Actual	$1,000.00	$987.80	$2.81	0.56%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.85	0.56%

International Opportunities Fund
Class 1 — Actual	$1,000.00	$990.90	$5.02	1.00%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	5.09	1.00%
Class NAV — Actual	1,000.00	990.90	4.77	0.95%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.84	0.95%

International Small Cap Fund
Class 1 — Actual	$1,000.00	$1,065.20	$6.25	1.20%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	6.11	1.20%
Class NAV — Actual	1,000.00	1,064.40	5.98	1.15%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.85	1.15%

International Small Company Fund
Class NAV — Actual	$1,000.00	$1,001.40	$5.60	1.11%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.65	1.11%

International Value Fund
Class 1 — Actual	$1,000.00	$971.50	$4.87	0.98%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.99	0.98%
Class NAV — Actual	1,000.00	971.50	4.62	0.93%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.74	0.93%

Investment Quality Bond Fund
Class 1 — Actual	$1,000.00	$1,068.90	$3.65	0.70%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.57	0.70%
Class NAV — Actual	1,000.00	1,069.20	3.44	0.66%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	3.36	0.66%

64

John Hancock Funds II

Shareholder Expense Examples

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	3/1/2010–	Expense
	3/1/2010	8/31/2010	8/31/2010	Ratio

Large Cap Fund
Class 1 — Actual	$1,000.00	$936.90	$4.10	0.84%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	4.28	0.84%
Class NAV — Actual	1,000.00	937.70	3.86	0.79%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	4.02	0.79%

Large Cap Value Fund
Class 1 — Actual	$1,000.00	$911.60	$4.24	0.88%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.48	0.88%
Class NAV — Actual	1,000.00	911.70	4.00	0.83%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	4.23	0.83%

Mid Cap Growth Index Fund
Class 1 — Actual[3]	$1,000.00	$882.00	$2.11	0.66%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	3.36	0.66%
Class NAV — Actual[3]	1,000.00	882.00	1.92	0.60%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	3.06	0.60%

Mid Cap Index Fund
Class NAV — Actual	$1,000.00	$982.20	$2.45	0.49%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.50	0.49%

Mid Cap Stock Fund
Class 1 — Actual	$1,000.00	$954.40	$4.53	0.92%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.69	0.92%
Class NAV — Actual	1,000.00	954.50	4.29	0.87%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.43	0.87%

Mid Cap Value Equity Fund
Class NAV — Actual	$1,000.00	$956.30	$4.59	0.93%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.74	0.93%

Mid Cap Value Index Fund
Class 1 — Actual[3]	$1,000.00	$863.00	$2.06	0.65%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	3.31	0.65%
Class NAV — Actual[3]	1,000.00	863.00	1.90	0.60%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	3.06	0.60%

Mid Value Fund
Class NAV — Actual	$1,000.00	$963.30	$5.00	1.01%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	5.14	1.01%

Optimized Value Fund
Class 1 — Actual	$1,000.00	$950.80	$3.69	0.75%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.82	0.75%
Class NAV — Actual	1,000.00	951.70	3.44	0.70%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.57	0.70%

Real Estate Equity Fund
Class NAV — Actual	$1,000.00	$1,141.00	$4.69	0.87%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.43	0.87%

Real Estate Securities Fund
Class 1 — Actual	$1,000.00	$1,146.10	$4.33	0.80%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	4.08	0.80%

Real Return Bond Fund
Class 1 — Actual	$1,000.00	$1,065.10	$4.06	0.78%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.97	0.78%
Class NAV — Actual	1,000.00	1,065.20	3.80	0.73%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.72	0.73%

Short Term Government Income Fund
Class NAV — Actual	$1,000.00	$1,019.40	$3.26	0.64%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	3.26	0.64%

65

John Hancock Funds II

Shareholder Expense Examples

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	3/1/2010–	Expense
	3/1/2010	8/31/2010	8/31/2010	Ratio

Small Cap Growth Fund
Class NAV — Actual	$1,000.00	$941.90	$5.58	1.14%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.80	1.14%

Small Cap Index Fund
Class NAV — Actual	$1,000.00	$962.90	$2.62	0.53%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.70	0.53%

Small Cap Opportunities Fund
Class 1 — Actual	$1,000.00	$959.60	$5.14	1.04%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	5.30	1.04%
Class NAV — Actual	1,000.00	960.60	4.94	1.00%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	5.09	1.00%

Small Cap Value Fund
Class NAV — Actual	$1,000.00	$980.00	$5.69	1.14%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.80	1.14%

Small Company Growth Fund
Class NAV — Actual	$1,000.00	$996.20	$5.58	1.11%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.65	1.11%

Small Company Value Fund
Class 1 — Actual	$1,000.00	$943.90	$5.24	1.07%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.45	1.07%
Class NAV — Actual	1,000.00	943.80	5.00	1.02%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	5.19	1.02%

Smaller Company Growth Fund
Class NAV — Actual	$1,000.00	$936.10	$4.93	1.01%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	5.14	1.01%

Spectrum Income Fund
Class NAV — Actual	$1,000.00	$1,043.30	$3.91	0.76%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.87	0.76%

Strategic Bond Fund
Class 1 — Actual	$1,000.00	$1,080.80	$4.14	0.79%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	4.02	0.79%
Class NAV — Actual	1,000.00	1,080.30	3.83	0.73%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.72	0.73%

Total Bond Market Fund
Class NAV — Actual	$1,000.00	$1,055.80	$2.69	0.52%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.65	0.52%

Total Return Fund
Class 1 — Actual	$1,000.00	$1,063.40	$4.00	0.77%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.92	0.77%
Class NAV — Actual	1,000.00	1,063.70	3.75	0.72%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.67	0.72%

U.S. High Yield Bond Fund
Class 1 — Actual	$1,000.00	$1,052.50	$4.24	0.82%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	4.18	0.82%
Class NAV — Actual	1,000.00	1,053.70	3.99	0.77%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.92	0.77%

U.S. Multi Sector Fund
Class NAV — Actual	$1,000.00	$941.00	$3.91	0.80%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	4.08	0.80%

Value Fund
Class NAV — Actual	$1,000.00	$976.10	$3.98	0.80%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	4.08	0.80%

66

John Hancock Funds II

Shareholder Expense Examples

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	3/1/2010–	Expense
	3/1/2010	8/31/2010	8/31/2010	Ratio

Value & Restructuring Fund
Class NAV — Actual	$1,000.00	$945.20	$4.12	0.84%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	4.28	0.84%

1 Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 365 (to reflect the one-half year period).

2 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Fund	Range

Alternative Asset Allocation Fund	0.70% – 1.17%
Core Diversified Growth & Income Portfolio	0.35% – 0.56%
Core Fundamental Holdings Portfolio	0.35% – 0.56%
Core Global Diversification Portfolio	0.35% – 0.56%

3 The inception date for Mid Cap Growth Index Fund and Mid Cap Value Index Fund is 4-30-10. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (124), and divided by 365 (to reflect the one-half year period).

67

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Active Bond Fund
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 24.83%
U.S. Treasury Bond - 1.11%
4.375%, 05/15/2040		$8,005,000	$9,252,019
U.S. Treasury Notes - 6.65%
1.250%, 08/31/2015		6,615,000	6,587,093
1.875%, 06/30/2015		5,785,000	5,944,088
2.125%, 05/31/2015		5,450,000	5,667,564
2.250%, 01/31/2015		5,415,000	5,664,599
2.375%, 02/28/2015 to 07/31/2017		15,980,000	16,596,492
2.500%, 04/30/2015		5,035,000	5,324,905
2.625%, 08/15/2020		6,445,000	6,530,596
3.500%, 05/15/2020		2,740,000	2,986,819

			55,302,156
Federal Home Loan Bank - 0.05%
5.375%, 05/18/2016		370,000	440,882
Federal Home Loan Mortgage Corp. - 1.01%
1.625%, 06/28/2013		1,845,000	1,862,480
4.000%, TBA		3,750,000	3,877,549
6.500%, 06/01/2037 to 09/01/2039		2,413,784	2,625,544

			8,365,573
Federal National Mortgage Association - 15.58%
1.800%, 03/15/2013		1,075,000	1,081,580
2.050%, 01/28/2013		3,500,000	3,516,699
2.285%, 05/01/2035 (P)		931,007	965,521
2.682%, 07/01/2033 (P)		1,937	2,032
3.000%, 10/29/2014		765,000	768,195
4.000%, TBA		19,390,000	20,082,814
4.000%, 06/01/2024 to 07/01/2025		17,099,682	17,989,741
4.375%, 03/15/2013		20,000	21,778
4.919%, 12/01/2038 (P)		471,457	501,042
5.000%, TBA		10,760,000	11,427,454
5.000%, 05/01/2018 to 02/01/2040		23,738,428	25,289,663
5.500%, 02/01/2018 to 05/01/2037		30,067,615	32,334,338
5.548%, 01/01/2036 (P)		735,250	760,232
5.761%, 04/01/2036 (P)		481,916	500,660
6.000%, 09/01/2022 to 02/01/2036		12,812,521	13,982,508
6.250%, 05/15/2029		157,000	207,771
6.500%, 02/01/2036		32,427	35,439
7.000%, 12/01/2012 to 06/01/2032		30,045	32,549
7.500%, 09/01/2029 to 08/01/2031		3,248	3,697

			129,503,713
Government National Mortgage Association - 0.43%
4.500%, 04/15/2039		3,170,696	3,372,438
5.000%, 04/15/2035		63,051	68,236
5.500%, 03/15/2035		69,976	76,093
6.000%, 03/15/2033 to 06/15/2033		26,339	28,996
6.500%, 09/15/2028 to 08/15/2031		4,951	5,544
7.000%, 04/15/2029		1,975	2,208
8.000%, 10/15/2026		1,878	2,166

			3,555,681

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $197,889,583)			$206,420,024

FOREIGN GOVERNMENT
OBLIGATIONS - 0.02%
Argentina - 0.01%
Republic of Argentina
zero coupon 12/15/2035	ARS	393,449	8,985
1.180%, 12/31/2038 (P)		177,218	21,805
5.830%, 12/31/2033 (P)		87,005	29,516

			60,306

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Honduras - 0.00%
Central American Bank for
Economic Integration
6.750%, 04/15/2013 (S)		$12,000	13,076
Japan - 0.00%
Government of Japan
1.500%, 09/20/2014	JPY	1,350,000	16,895
Mexico - 0.01%
Government of Mexico
8.000%, 12/19/2013 to 12/07/2023	MXN	406,700	33,970
Panama - 0.00%
Republic of Panama
8.875%, 09/30/2027		$6,000	8,565
9.375%, 04/01/2029		1,000	1,520

			10,085
Sweden - 0.00%
Kingdom of Sweden
5.250%, 03/15/2011	SEK	30,000	4,151

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $138,305)			$138,483

CORPORATE BONDS - 49.88%
Basic Materials - 1.74%
Alcan, Inc.
5.000%, 06/01/2015		6,000	6,543
Alcoa, Inc.
5.720%, 02/23/2019		150,000	151,500
Allegheny Technologies, Inc.
9.375%, 06/01/2019		450,000	546,274
American Pacific Corp.
9.000%, 02/01/2015		700,000	692,125
ArcelorMittal
9.850%, 06/01/2019		875,000	1,099,845
Boise Paper Holdings LLC
8.000%, 04/01/2020		150,000	152,625
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)		695,000	726,275
CII Carbon LLC
11.125%, 11/15/2015 (S)		930,000	950,925
Corporacion Nacional del Cobre
5.500%, 10/15/2013 (S)		209,000	231,251
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)		375,000	398,965
International Paper Company
7.950%, 06/15/2018		865,000	1,048,487
9.375%, 05/15/2019		530,000	686,665
Mosaic Company
7.625%, 12/01/2016 (S)		775,000	843,408
PE Paper Escrow GmbH
12.000%, 08/01/2014 (S)		115,000	129,806
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033		520,000	606,238
Solutia, Inc.
7.875%, 03/15/2020		530,000	553,850
Sterling Chemicals, Inc.
10.250%, 04/01/2015		305,000	298,900
Teck Resources, Ltd.
10.750%, 05/15/2019		1,735,000	2,155,738
The Dow Chemical Company
5.700%, 05/15/2018		700,000	760,024
U.S. Corrugated, Inc.
10.000%, 06/12/2013		110,000	99,000

The accompanying notes are an integral part of the financial statements.	68

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Basic Materials (continued)
Vale Overseas, Ltd.
6.875%, 11/10/2039		$695,000	$797,075
Verso Paper Holdings LLC, Series B
9.125%, 08/01/2014		760,000	731,500
Westvaco Corp.
7.950%, 02/15/2031		725,000	824,263

			14,491,282
Communications - 4.93%
America Movil SAB de CV
5.000%, 03/30/2020		745,000	812,177
AT&T Wireless Services, Inc.
8.750%, 03/01/2031		209,000	304,426
AT&T, Inc.
5.100%, 09/15/2014		16,000	17,988
5.600%, 05/15/2018		500,000	580,040
5.625%, 06/15/2016		12,000	13,912
6.300%, 01/15/2038		500,000	573,747
6.450%, 06/15/2034		580,000	658,843
Axtel SAB de CV
9.000%, 09/22/2019 (S)		290,000	262,450
BellSouth Corp.
6.000%, 11/15/2034		820,000	883,037
6.550%, 06/15/2034		420,000	479,598
British Telecommunications PLC
5.950%, 01/15/2018		10,000	10,956
Cablevision Systems Corp.
8.625%, 09/15/2017 (S)		320,000	348,800
CCH II LLC / CCH II Capital Corp.
13.500%, 11/30/2016		508,588	602,677
CCO Holdings LLC/CCO Holdings
Capital Corp.
8.125%, 04/30/2020 (S)		290,000	305,225
Citizens Communications Company
6.250%, 01/15/2013		906,000	937,710
9.000%, 08/15/2031		900,000	915,750
Clear Channel Worldwide Holdings, Inc.
9.250%, 12/15/2017		880,000	913,000
COX Communications, Inc.
4.625%, 06/01/2013		340,000	365,547
5.450%, 12/15/2014		218,000	245,661
6.750%, 03/15/2011		209,000	215,739
Crown Castle International Corp.
7.125%, 11/01/2019		390,000	404,625
CSC Holdings, Inc.
7.875%, 02/15/2018		705,000	757,875
Deutsche Telekom International
Finance BV
6.750%, 08/20/2018		870,000	1,062,050
7.125%, 07/11/2011	EUR	1,000	1,327
8.750%, 06/15/2030		$227,000	318,890
Digicel Group, Ltd.
8.875%, 01/15/2015 (S)		1,030,000	1,037,725
12.000%, 04/01/2014 (S)		645,000	736,913
DirecTV Holdings LLC
6.350%, 03/15/2040		410,000	452,565
DIRECTV Holdings LLC
7.625%, 05/15/2016		1,335,000	1,471,838
Embarq Corp.
7.995%, 06/01/2036		1,270,000	1,315,095
Equinix, Inc.
8.125%, 03/01/2018		335,000	350,075
Expedia, Inc.
5.950%, 08/15/2020 (S)		545,000	556,581

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
France Telecom SA
7.750%, 03/01/2011	$20,000	$20,699
Frontier Communications Corp.
8.250%, 05/01/2014	460,000	496,800
8.500%, 04/15/2020	1,005,000	1,066,556
Grupo Televisa SA
6.625%, 01/15/2040	515,000	584,740
Inmarsat Finance PLC
7.375%, 12/01/2017 (S)	230,000	235,750
Intelsat Jackson Holdings SA
11.500%, 06/15/2016	435,000	468,713
News America Holdings, Inc.
6.750%, 01/09/2038	2,000	2,312
7.750%, 12/01/2045	9,000	11,734
News America, Inc.
6.650%, 11/15/2037	865,000	1,004,709
NII Capital Corp.
8.875%, 12/15/2019	975,000	1,053,000
10.000%, 08/15/2016	560,000	627,900
Qwest Corp.
7.875%, 09/01/2011	380,000	401,375
SBA Telecommunications, Inc.
8.000%, 08/15/2016	305,000	325,206
SBA Tower Trust
5.101%, 04/15/2017 (S)	640,000	698,894
Singapore Telecommunications, Ltd.
6.375%, 12/01/2011 (S)	9,000	9,564
Sprint Capital Corp.
6.875%, 11/15/2028	900,000	751,500
8.375%, 03/15/2012	207,000	218,903
8.750%, 03/15/2032	685,000	660,169
Telcordia Technologies, Inc.
11.000%, 05/01/2018 (S)	160,000	157,000
Telecom Italia Capital SA
6.175%, 06/18/2014	695,000	762,091
7.200%, 07/18/2036	650,000	700,131
Time Warner Cable, Inc.
6.550%, 05/01/2037	550,000	628,121
6.750%, 07/01/2018	1,770,000	2,113,419
Time Warner Companies, Inc.
7.570%, 02/01/2024	34,000	42,561
Time Warner Entertainment Company LP
8.375%, 03/15/2023 to 07/15/2033	870,000	1,142,127
Time 04/15/2031Warner, Inc.
7.625%,	9,000	11,231
Verizon Communications, Inc.
6.100%, 04/15/2018	910,000	1,072,680
6.900%, 04/15/2038	450,000	557,204
Verizon of New York, Inc., Series A
6.875%, 04/01/2012	15,000	16,208
Viacom, Inc.
6.875%, 04/30/2036	760,000	905,659
7.875%, 07/30/2030	605,000	742,201
Videotron Ltee
7.125%, 01/15/2020 (S)	600,000	593,316
Vivendi SA
5.750%, 04/04/2013 (S)	2,515,000	2,721,227
West Corp.
11.000%, 10/15/2016	1,035,000	1,086,750
XM Satellite Radio, Inc.
11.250%, 06/15/2013 (S)	190,000	207,100
13.000%, 08/01/2013 (S)	860,000	973,950

		40,984,342

The accompanying notes are an integral part of the financial statements.	69

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Cyclical - 3.48%
Allison Transmission, Inc.
11.000%, 11/01/2015 (S)	$850,000	$913,750
AMC Entertainment, Inc.
8.000%, 03/01/2014	945,000	935,550
8.750%, 06/01/2019	310,000	320,075
America West Airlines 2000-1 Pass
Through Trust
8.057%, 07/02/2020	313,820	313,035
Burlington Coat Factory Warehouse Corp.
11.125%, 04/15/2014	890,000	921,150
Cinemark USA, Inc.
8.625%, 06/15/2019	395,000	413,763
Continental Airlines, Inc.
5.983%, 04/19/2022	849,681	870,074
6.545%, 02/02/2019	64,097	65,763
6.648%, 09/15/2017	146,078	148,269
8.307%, 04/02/2018	167,600	160,896
CVS Caremark Corp.
6.125%, 08/15/2016	515,000	606,153
CVS Caremark Corp. (6.302% to
06/01/2012, then 3 month LIBOR
+ 2.065%)
06/01/2037	1,135,000	1,041,363
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	363,273	453,481
Darden Restaurants, Inc.
6.800%, 10/15/2037	835,000	986,973
Delphi Corp.
6.197%, 11/15/2033 (H)	2,000	0
Delta Air Lines, Inc.
6.200%, 07/02/2018	340,000	349,350
6.718%, 01/02/2023	902,315	866,223
6.821%, 08/10/2022	629,733	643,902
9.500%, 09/15/2014 (S)	605,000	648,863
Exide Technologies, Series B
10.500%, 03/15/2013	885,000	901,594
Greektown Superholdings, Inc.
13.000%, 07/01/2015 (S)	465,000	497,550
Hillman Group, Inc.
10.875%, 06/01/2018 (S)	380,000	399,475
HRP Myrtle Beach Operations LLC
04/01/2012 (H)(S)	140,000	0
International Game Technology
5.500%, 06/15/2020	295,000	314,027
Jacobs Entertainment, Inc.
9.750%, 06/15/2014	1,165,000	1,068,888
Levi Strauss & Company
7.625%, 05/15/2020	755,000	768,213
Libbey Glass, Inc.
10.000%, 02/15/2015 (S)	130,000	138,125
Little Traverse Bay Bands of
Odawa Indians
10.250%, 02/15/2014 (H)(S)	460,000	155,250
Macy’s Retail Holdings, Inc.
8.375%, 07/15/2015	700,000	791,000
Marriott International, Inc.
4.625%, 06/15/2012	26,000	26,962
MGM Resorts International
9.000%, 03/15/2020 (S)	175,000	181,563
Mohegan Tribal Gaming Authority
7.125%, 08/15/2014	555,000	319,125
MTR Gaming Group, Inc.
12.625%, 07/15/2014	325,000	341,250

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
MTR Gaming Group, Inc., Series B
9.000%, 06/01/2012	$585,000	$514,800
Newell Rubbermaid, Inc.
4.700%, 08/15/2020	575,000	603,019
Niska Gas Storage US LLC
8.875%, 03/15/2018 (S)	920,000	968,300
Northwest Airlines, Inc.
6.264%, 11/20/2021	789,922	750,426
7.027%, 11/01/2019	298,678	294,198
Phillips-Van Heusen Corp.
7.375%, 05/15/2020	140,000	144,200
Pokagon Gaming Authority
10.375%, 06/15/2014 (S)	665,000	689,938
Regal Cinemas Corp.
8.625%, 07/15/2019	145,000	149,713
Regal Entertainment Group
9.125%, 08/15/2018	175,000	179,375
Royal Caribbean Cruises, Ltd.
7.000%, 06/15/2013	835,000	852,744
Target Corp.
7.000%, 01/15/2038	500,000	656,586
Tenneco, Inc.
7.750%, 08/15/2018 (S)	350,000	357,000
8.625%, 11/15/2014	605,000	620,125
Toys R Us Property Company LLC
8.500%, 12/01/2017 (S)	275,000	286,000
Turning Stone Resort Casino Enterprises
9.125%, 09/15/2014 (S)	915,000	924,150
United Air Lines, Inc.
9.750%, 01/15/2017	590,070	654,978
9.875%, 08/01/2013 (S)	150,000	159,375
10.400%, 11/01/2016	287,485	319,108
Volvo Treasury AB
5.950%, 04/01/2015 (S)	710,000	768,724
Waterford Gaming LLC
8.625%, 09/15/2014 (S)	185,000	102,858
Whirlpool Corp.
8.600%, 05/01/2014	590,000	707,432
Yum! Brands, Inc.
6.250%, 03/15/2018	405,000	481,929
6.875%, 11/15/2037	965,000	1,195,526

		28,942,159
Consumer, Non-cyclical - 4.51%
ACCO Brands Corp.
10.625%, 03/15/2015	200,000	220,000
Allergan, Inc.
5.750%, 04/01/2016	400,000	476,236
Alliance One International, Inc.
10.000%, 07/15/2016	1,080,000	1,131,300
Altria Group, Inc.
8.500%, 11/10/2013	1,405,000	1,672,942
Anheuser-Busch Companies, Inc.
6.500%, 02/01/2043	10,000	11,901
Anheuser-Busch InBev Worldwide, Inc.
4.125%, 01/15/2015	700,000	750,060
ARAMARK Corp.
8.500%, 02/01/2015	920,000	948,750
B&G Foods, Inc.
7.625%, 01/15/2018	360,000	370,350
BioScrip, Inc.
10.250%, 10/01/2015	530,000	535,963
Bumble Bee Foods LLC
7.750%, 12/15/2015 (S)	280,000	296,100

The accompanying notes are an integral part of the financial statements.	70

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Bunge Ltd. Finance Corp.
5.100%, 07/15/2015	$345,000	$363,029
5.350%, 04/15/2014	775,000	822,335
8.500%, 06/15/2019	555,000	671,522
Cargill, Inc.
6.125%, 09/15/2036 (S)	665,000	773,243
Catalent Pharma Solutions, Inc., PIK
9.500%, 04/15/2015	781,137	780,161
Cigna Corp.
6.150%, 11/15/2036	500,000	549,804
Clorox Company
5.000%, 03/01/2013	600,000	655,090
5.950%, 10/15/2017	500,000	592,088
Corp. Pesquera Inca SAC
9.000%, 02/10/2017 (S)	435,000	448,050
Coventry Health Care, Inc.
5.875%, 01/15/2012	225,000	234,065
6.300%, 08/15/2014	420,000	447,909
Covidien International Finance SA
6.000%, 10/15/2017	610,000	725,862
ERAC USA Finance Company
6.375%, 10/15/2017 (S)	750,000	870,301
Garda World Security Corp.
9.750%, 03/15/2017 (S)	240,000	247,800
General Mills, Inc.
5.650%, 09/10/2012	421,000	459,935
5.700%, 02/15/2017	245,000	291,939
Gentiva Health Services, Inc.
11.500%, 09/01/2018 (S)	120,000	124,200
Grupo Bimbo SAB de CV
4.875%, 06/30/2020 (S)	710,000	741,583
HCA, Inc.
8.500%, 04/15/2019	440,000	482,350
Interactive Data Corp.
10.250%, 08/01/2018 (S)	165,000	171,188
Inverness Medical Innovations, Inc.
7.875%, 02/01/2016	605,000	592,900
JBS Finance II, Ltd.
8.250%, 01/29/2018 (S)	560,000	576,100
Kraft Foods, Inc.
5.625%, 11/01/2011	219,000	230,727
6.125%, 02/01/2018	580,000	678,738
Kroger Company
6.800%, 12/15/2018	920,000	1,125,488
7.000%, 05/01/2018	580,000	705,495
Life Technologies Corp.
6.000%, 03/01/2020	785,000	896,680
Lorillard Tobacco Company
6.875%, 05/01/2020	855,000	903,351
McCormick & Company, Inc.
5.750%, 12/15/2017	1,000,000	1,175,097
Medco Health Solutions, Inc.
7.125%, 03/15/2018	935,000	1,151,232
Merck & Company, Inc.
5.300%, 12/01/2013	218,000	245,856
Nabisco, Inc.
7.550%, 06/15/2015	229,000	275,772
Philip Morris International, Inc.
4.875%, 05/16/2013	300,000	328,026
5.650%, 05/16/2018	1,235,000	1,438,547
Ralcorp Holdings Corp.
4.950%, 08/15/2020	395,000	416,561
Revlon Consumer Products Corp.
9.750%, 11/15/2015	685,000	711,544

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Reynolds American, Inc.
7.250%, 06/01/2013	$930,000	$1,046,400
SABMiller PLC
6.500%, 07/15/2018 (S)	470,000	563,452
Science Applications International Corp.
5.500%, 07/01/2033	825,000	844,793
Seminole Indian Tribe of Florida
6.535%, 10/01/2020 (S)	405,000	356,999
Smithfield Foods, Inc.
7.000%, 08/01/2011	18,000	18,383
10.000%, 07/15/2014 (S)	470,000	524,638
SUPERVALU, Inc.
7.500%, 11/15/2014	500,000	500,000
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	208,000	221,450
Tesco PLC
6.150%, 11/15/2037 (S)	570,000	691,594
Teva Pharmaceutical Finance
Company LLC
5.550%, 02/01/2016	170,000	197,712
6.150%, 02/01/2036	170,000	209,092
United Rentals North America, Inc.
7.000%, 02/15/2014	760,000	748,600
10.875%, 06/15/2016	295,000	327,450
UnitedHealth Group, Inc.
4.875%, 02/15/2013	225,000	240,569
5.375%, 03/15/2016	15,000	17,053
5.800%, 03/15/2036	115,000	123,161
WellPoint, Inc.
5.000%, 12/15/2014	208,000	230,866
5.800%, 08/15/2040	235,000	251,792
6.375%, 06/15/2037	415,000	468,706
Wyeth
5.500%, 03/15/2013	670,000	743,425
Yankee Acquisition Corp.
8.500%, 02/15/2015	865,000	875,813

		37,520,118
Diversified - 0.18%
Hutchison Whampoa International, Ltd.
5.750%, 09/11/2019 (S)	680,000	750,730
Voto-Votorantim, Ltd.
6.750%, 04/05/2021 (S)	665,000	708,225

		1,458,955
Energy - 5.75%
Anadarko Finance Company
7.500%, 05/01/2031	1,500,000	1,446,510
Anadarko Petroleum Corp.
6.375%, 09/15/2017	785,000	779,113
6.450%, 09/15/2036	1,600,000	1,390,946
8.700%, 03/15/2019	500,000	550,191
Apache Corp.
6.900%, 09/15/2018	455,000	570,852
Arch Coal, Inc.
8.750%, 08/01/2016	255,000	276,038
BJ Services Company
6.000%, 06/01/2018	880,000	1,034,719
CenterPoint Energy Resources Corp.
6.000%, 05/15/2018	1,000,000	1,122,619
7.875%, 04/01/2013	235,000	270,946
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	10,000	11,545
DCP Midstream LLC
9.750%, 03/15/2019 (S)	595,000	790,632

The accompanying notes are an integral part of the financial statements.	71

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Devon Energy Corp.
5.625%, 01/15/2014	$400,000	$449,122
Devon Financing Corp.
6.875%, 09/30/2011	205,000	218,038
7.875%, 09/30/2031	1,060,000	1,449,035
Drummond Company, Inc.
7.375%, 02/15/2016	775,000	775,969
Duke Capital LLC
6.750%, 02/15/2032	511,000	596,942
El Paso Pipeline Partners Operating
Company LLC
6.500%, 04/01/2020	540,000	576,692
Enbridge Energy Partners LP
6.500%, 04/15/2018	600,000	707,803
7.500%, 04/15/2038	600,000	756,723
EnCana Corp.
6.500%, 08/15/2034	1,000,000	1,146,070
Energy Transfer Partners LP
5.950%, 02/01/2015	305,000	336,074
6.700%, 07/01/2018	1,000,000	1,133,270
7.500%, 07/01/2038	1,440,000	1,682,257
8.500%, 04/15/2014	375,000	442,880
9.700%, 03/15/2019	505,000	652,844
Enterprise Products Operating LLC
6.300%, 09/15/2017	820,000	946,540
6.875%, 03/01/2033	209,000	243,142
Enterprise Products Operating LLC
(7.000% to 06/01/2017, then 3 month
LIBOR + 2.778%)
06/01/2067	965,000	887,800
Enterprise Products Operating LLC
(7.034% to 01/15/2018, then higher of
7.034% or 3 month LIBOR + 2.680%)
01/15/2068	705,000	682,969
Gibson Energy ULC
10.000%, 01/15/2018	525,000	514,500
Kinder Morgan Energy Partners LP
5.800%, 03/15/2035	208,000	210,449
6.950%, 01/15/2038	540,000	618,903
7.300%, 08/15/2033	212,000	249,946
7.750%, 03/15/2032	200,000	245,337
Linn Energy LLC
8.625%, 04/15/2020 (S)	345,000	363,975
Marathon Oil Corp.
6.800%, 03/15/2032	760,000	895,541
MarkWest Energy Partners LP, Series B
8.500%, 07/15/2016	685,000	715,825
McMoRan Exploration Company
11.875%, 11/15/2014	530,000	560,475
Motiva Enterprises LLC
6.850%, 01/15/2040 (S)	480,000	596,841
Nexen, Inc.
5.875%, 03/10/2035	212,000	221,314
6.400%, 05/15/2037	625,000	686,858
NGPL PipeCo LLC
7.119%, 12/15/2017 (S)	1,000,000	1,064,878
Noble Holding International, Ltd.
6.200%, 08/01/2040	500,000	561,009
NuStar Logistics LP
4.800%, 09/01/2020	365,000	370,775
7.650%, 04/15/2018	750,000	902,757
ONEOK Partners LP
6.150%, 10/01/2016	1,203,000	1,387,804
6.650%, 10/01/2036	1,245,000	1,381,802

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Pan American Energy LLC
7.875%, 05/07/2021 (S)	$225,000	$232,594
Petro-Canada
6.050%, 05/15/2018	396,000	461,758
Plains All American Pipeline LP
8.750%, 05/01/2019	500,000	635,707
Ras Laffan Liquefied Natural Gas
Company, Ltd. III
5.838%, 09/30/2027 (S)	605,000	674,363
Regency Energy Partners LP
9.375%, 06/01/2016 (S)	615,000	667,275
Salton Sea Funding Corp., Series F
7.475%, 11/30/2018	179,954	198,594
Spectra Energy Capital LLC
6.200%, 04/15/2018	1,515,000	1,769,682
Suncor Energy, Inc.
6.100%, 06/01/2018	760,000	887,705
Talisman Energy, Inc.
6.250%, 02/01/2038	1,150,000	1,275,680
Texas Eastern Transmission LP
6.000%, 09/15/2017 (S)	685,000	808,218
Texas Gas Transmission LLC
5.500%, 04/01/2013 (S)	1,000,000	1,082,624
Thermon Industries, Inc.
9.500%, 05/01/2017 (S)	155,000	158,875
TransCanada Pipelines, Ltd.
7.125%, 01/15/2019	400,000	514,288
Transocean, Inc.
6.800%, 03/15/2038	1,550,000	1,484,137
Valero Logistics Operations LP
6.050%, 03/15/2013	248,000	265,306
Weatherford International, Ltd.
6.500%, 08/01/2036	600,000	625,402
Williams Partners LP
7.250%, 02/01/2017	1,485,000	1,755,116
Woodside Finance, Ltd.
4.500%, 11/10/2014 (S)	797,941	848,352

		47,822,946
Financial - 22.36%
Aflac, Inc.
6.900%, 12/17/2039	535,000	595,484
8.500%, 05/15/2019	640,000	802,132
Allfirst Preferred Capital Trust
2.026%, 07/15/2029 (P)	310,000	231,380
Allied World Assurance Holdings, Ltd.
7.500%, 08/01/2016	990,000	1,116,239
AMB Property LP
6.625%, 12/01/2019	770,000	860,430
American Express Bank FSB
6.000%, 09/13/2017	805,000	915,721
American Express Company
7.000%, 03/19/2018	2,180,000	2,609,342
American Express Credit Corp., Series C
7.300%, 08/20/2013	950,000	1,088,307
American Honda Finance Corp.
7.625%, 10/01/2018 (S)	1,215,000	1,542,788
American International Group, Inc.
5.450%, 05/18/2017	1,000,000	960,000
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058	700,000	600,250
Assurant, Inc.
5.625%, 02/15/2014	209,000	223,033

The accompanying notes are an integral part of the financial statements.	72

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Assurant, Inc. (continued)
6.750%, 02/15/2034	$550,000	$592,876
Astoria Depositor Corp., Series B
8.144%, 05/01/2021 (S)	600,000	594,000
AvalonBay Communities, Inc.
5.500%, 01/15/2012	319,000	336,477
AXA SA (6.379% to 12/13/36, then
3 month LIBOR + 2.256%)
(Q)(S)	885,000	716,850
BAC Capital Trust XIII (0.937% to
03/15/2012, then 3 month LIBOR
+ 0.400%)
(Q)	640,000	406,952
BAC Capital Trust XIV (5.630% to
03/15/2012, then 3 month LIBOR
+ 0.400%)
(Q)	275,000	187,000
BAC Capital Trust XV
1.338%, 06/01/2056 (P)	925,000	571,632
Banco Santander Chile
5.375%, 12/09/2014 (S)	5,000	5,381
Bank of America Corp.
4.500%, 04/01/2015	600,000	621,773
5.650%, 05/01/2018	565,000	587,497
5.750%, 12/01/2017	849,000	898,802
7.625%, 06/01/2019	685,000	802,290
Beaver Valley Funding
9.000%, 06/01/2017	1,920,000	2,154,221
Biomed Realty LP
6.125%, 04/15/2020 (S)	280,000	302,583
Bosphorus Financial Services, Ltd.
2.176%, 02/15/2012 (P)(S)	140,625	137,990
Boston Properties LP
6.250%, 01/15/2013	215,000	235,696
BP Capital Markets PLC
4.750%, 03/10/2019	1,000,000	981,751
BPCE SA (12.500% to 09/30/2019, then
3 month LIBOR + 12.980%)
(Q)(S)	255,000	284,807
Brandywine Operating Partnership LP
7.500%, 05/15/2015	735,000	822,905
BRE Properties, Inc.
5.500%, 03/15/2017	1,430,000	1,515,081
Camden Property Trust
5.000%, 06/15/2015	216,000	232,185
Capital One Bank USA NA
8.800%, 07/15/2019	425,000	538,646
Capital One Financial Corp.
6.150%, 09/01/2016	1,020,000	1,106,919
6.750%, 09/15/2017	550,000	652,258
Capmark Financial Group, Inc.
5.875%, 05/10/2012 (H)	1,300,000	445,328
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	870,000	1,009,136
5.500%, 03/15/2016	405,000	471,213
7.150%, 02/15/2019	450,000	579,868
Chuo Mitsui Trust & Banking
Company, Ltd. (5.506% to 04/15/15,
then 3 month LIBOR + 2.490%)
(Q)(S)	500,000	485,542
Citigroup, Inc.
5.000%, 09/15/2014	1,500,000	1,541,259
5.625%, 08/27/2012	219,000	229,660
5.850%, 12/11/2034	685,000	678,793
6.125%, 11/21/2017 to 05/15/2018	3,350,000	3,619,756

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Citigroup, Inc. (continued)
6.375%, 08/12/2014	$1,495,000	$1,635,851
8.500%, 05/22/2019	1,030,000	1,260,270
CME Group, Inc.
5.750%, 02/15/2014	645,000	731,327
CNA Financial Corp.
6.000%, 08/15/2011	280,000	290,828
6.500%, 08/15/2016	2,070,000	2,236,161
7.350%, 11/15/2019	605,000	674,965
Colonial Properties Trust
6.250%, 06/15/2014	211,000	217,052
Comerica Capital Trust II (6.576% to
2/20/32, then 1 month LIBOR
+ 1.115%)
02/20/2037	700,000	651,000
Commonwealth Bank of Australia
5.000%, 03/19/2020 (S)	710,000	761,547
ConocoPhillips Canada Funding Company
5.950%, 10/15/2036	1,000,000	1,178,434
Corporacion Andina de Fomento
5.200%, 05/21/2013	214,000	229,947
6.875%, 03/15/2012	20,000	21,474
Credit Suisse First Boston USA, Inc.
6.500%, 01/15/2012	209,000	224,293
Credit Suisse New York
4.375%, 08/05/2020	885,000	890,034
5.300%, 08/13/2019	405,000	445,324
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)	1,210,000	1,254,636
6.113%, 01/15/2020 (S)	495,000	550,943
Developers Diversified Realty Corp.
5.375%, 10/15/2012	500,000	499,351
7.500%, 04/01/2017	795,000	800,414
Dexus Property Group
7.125%, 10/15/2014 (S)	840,000	922,428
Discover Bank
7.000%, 04/15/2020	455,000	486,772
Discover Financial Services
10.250%, 07/15/2019	1,095,000	1,378,992
Dresdner Bank AG
7.250%, 09/15/2015	281,000	317,583
Duke Realty LP
5.950%, 02/15/2017	1,505,000	1,613,784
6.250%, 05/15/2013	1,000,000	1,080,787
6.750%, 03/15/2020	660,000	737,699
8.250%, 08/15/2019	465,000	546,700
Endurance Specialty Holdings, Ltd.
7.000%, 07/15/2034	800,000	784,582
ERP Operating LP
5.125%, 03/15/2016	670,000	728,842
5.750%, 06/15/2017	775,000	875,019
6.625%, 03/15/2012	748,000	801,917
Financial Security Assurance
Holdings, Ltd. (6.400% to 12/15/2036,
then 1 month LIBOR + 2.215%)
12/15/2066 (S)	795,000	516,750
Ford Motor Credit Company LLC
7.500%, 08/01/2012	220,000	230,955
Foundation Re II, Ltd.
7.119%, 11/26/2010 (P)(S)	250,000	246,700
General Electric Capital Corp.
5.450%, 01/15/2013	261,000	283,255
5.625%, 05/01/2018	605,000	667,342
General Electric Capital Corp., GMTN
6.000%, 08/07/2019	660,000	742,256

The accompanying notes are an integral part of the financial statements.	73

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
General Electric Capital Corp., MTN
0.856%, 08/15/2036 (P)	$820,000	$615,174
Genworth Financial, Inc.
6.515%, 05/22/2018	600,000	600,561
Genworth Financial, Inc. (6.150% to
11/15/2016, then 3 month
LIBOR 2.003%)
11/15/2066	500,000	350,000
GTP Towers Issuer LLC
4.436%, 02/15/2015 (S)	645,000	683,613
8.112%, 02/15/2015 (S)	600,000	635,417
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	345,000	363,169
6.800%, 06/15/2018 (S)	1,450,000	1,584,775
Hartford Financial Services Group, Inc.
4.625%, 07/15/2013	8,000	8,395
6.300%, 03/15/2018	985,000	1,057,473
6.625%, 03/30/2040	300,000	297,097
HBOS PLC (5.375% to 11/01/2013, then
3 month LIBOR + 1.703%)
(Q)(S)	22,000	16,280
HCP, Inc.
6.300%, 09/15/2016	1,000,000	1,075,884
Health Care REIT, Inc.
6.000%, 11/15/2013	215,000	235,602
6.200%, 06/01/2016	680,000	754,827
Healthcare Realty Trust, Inc.
6.500%, 01/17/2017	827,000	894,217
8.125%, 05/01/2011	360,000	374,668
Horace Mann Educators Corp.
6.850%, 04/15/2016	335,000	360,069
Hospitality Properties Trust
6.750%, 02/15/2013	1,212,000	1,291,710
HRPT Properties Trust
6.650%, 01/15/2018	640,000	686,369
HSBC Finance Corp.
5.000%, 06/30/2015	645,000	695,723
5.500%, 01/19/2016	1,000,000	1,094,405
HSBC Holdings PLC
6.500%, 09/15/2037	435,000	502,614
Hyundai Capital Services, Inc.
6.000%, 05/05/2015 (S)	715,000	778,969
International Lease Finance Corp.
6.375%, 03/25/2013	540,000	521,775
7.125%, 09/01/2018 (S)	525,000	536,813
Jefferies Group, Inc.
6.450%, 06/08/2027	550,000	554,424
6.875%, 04/15/2021	470,000	499,532
8.500%, 07/15/2019	2,545,000	2,954,465
JPMorgan Chase & Company
3.700%, 01/20/2015	811,000	848,931
6.000%, 01/15/2018	1,280,000	1,453,864
6.300%, 04/23/2019	1,267,000	1,457,040
6.750%, 02/01/2011	218,000	223,445
JPMorgan Chase & Company, Series 1
(7.900% to 04/30/18, then 3 month
LIBOR + 3.470%)
(Q)	980,000	1,030,686
JPMorgan Chase Capital XX
6.550%, 09/29/2036	250,000	249,219
JPMorgan Chase Capital XXIII (1.250%
to 05/15/2047, then 3 month LIBOR
+ 2.030%)
05/15/2047	915,000	656,047

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Kimco Realty Corp.
5.700%, 05/01/2017	$690,000	$752,902
6.875%, 10/01/2019	545,000	626,748
LBI Escrow Corp.
8.000%, 11/01/2017 (S)	150,000	161,063
Lehman Brothers Holdings, Inc.
3.375%, 01/26/2017 (H)	1,120,000	232,400
Liberty Mutual Group, Inc.
6.500%, 03/15/2035 (S)	683,000	627,549
7.300%, 06/15/2014 (S)	380,000	418,694
7.500%, 08/15/2036 (S)	2,325,000	2,348,822
7.800%, 03/15/2037 (S)	1,255,000	1,104,400
Liberty Property LP
5.500%, 12/15/2016	1,565,000	1,686,045
Lincoln National Corp.
8.750%, 07/01/2019	3,865,000	4,938,229
Lincoln National Corp. (6.050% to
04/20/17, then 3 month LIBOR
+ 2.040%)
04/20/2067	885,000	743,400
Lincoln National Corp. (7.000% to
4/20/17 month LIBOR + 2.040%)
05/17/2066	555,000	505,050
Lloyds TSB Bank PLC
5.800%, 01/13/2020 (S)	270,000	278,354
Lloyds TSB Group PLC (6.267% to
11/01/2016, then 3 month
LIBOR +1.035%)
(H)(Q)(S)	545,000	354,931
Lloyds TSB Group PLC (6.413% to
10/01/2035, then 3 month LIBOR
+ 1.496%)
(H)(Q)(S)	555,000	356,588
Mack-Cali Realty LP
7.750%, 08/15/2019	625,000	760,391
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)	580,000	609,446
7.300%, 08/01/2014 (S)	440,000	498,604
Markel Corp.
6.800%, 02/15/2013	325,000	349,512
Massachusetts Mutual Life
Insurance Company
8.875%, 06/01/2039 (S)	220,000	313,247
MBNA Capital
1.266%, 02/01/2027 (P)	23,000	15,856
Mellon Capital IV (6.244% to 06/20/2012,
then 3 month LIBOR + 0.565%)
(Q)	400,000	342,000
Merrill Lynch & Company, Inc.
0.767%, 06/05/2012 (P)	472,000	462,871
1.016%, 05/02/2017 (P)	1,000,000	894,100
6.875%, 04/25/2018	2,340,000	2,576,197
7.750%, 05/14/2038	1,695,000	1,939,521
MetLife, Inc.
5.875%, 02/06/2041	271,875	297,403
6.750%, 06/01/2016	495,000	587,904
Metropolitan Life Global Funding I
5.125%, 04/10/2013 (S)	405,000	441,162
Morgan Stanley
0.975%, 10/18/2016 (P)	830,000	723,913
5.500%, 07/24/2020	700,000	705,765
5.625%, 09/23/2019	1,000,000	1,018,377
5.950%, 12/28/2017	290,000	308,427
6.000%, 04/28/2015	1,000,000	1,090,350
7.300%, 05/13/2019	820,000	932,625

The accompanying notes are an integral part of the financial statements.	74

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Morgan Stanley (continued)
10.090%, 05/03/2017 (S)	BRL	2,700,000	$1,464,342
Morgan Stanley, MTN
6.625%, 04/01/2018		$140,000	153,902
National City Bank, Series BKNT
0.907%, 06/07/2017 (P)		860,000	770,925
Nationstar Mortgage/Nationstar
Capital Corp.
10.875%, 04/01/2015 (S)		720,000	594,000
Nelnet, Inc. (7.400% to 09/29/2011, then
3 month LIBOR + 3.375%)
09/29/2036		505,000	435,808
New York Life Insurance Company
6.750%, 11/15/2039 (S)		910,000	1,163,075
Northern Trust Corp.
6.500%, 08/15/2018		550,000	676,492
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)		873,000	874,798
Pacific Life Insurance Company
9.250%, 06/15/2039 (S)		940,000	1,211,959
PNC Financial Services Group, Inc.
(8.250% to 05/21/2013 then 3 month
LIBOR + 4.220%)
(Q)		760,000	792,482
PNC Preferred Funding Trust I (6.113% to
03/15/2012, then 3 month LIBOR
+ 1.223%)
(Q)(S)		1,200,000	871,109
ProLogis
5.625%, 11/15/2015 to 11/15/2016		1,550,000	1,491,328
5.750%, 04/01/2016		755,000	736,051
6.625%, 05/15/2018		1,335,000	1,306,261
7.625%, 08/15/2014		760,000	821,093
Prudential Financial, Inc.
4.750%, 04/01/2014		227,000	243,496
6.200%, 01/15/2015		555,000	623,952
Prudential Financial, Inc., MTN
7.375%, 06/15/2019		1,380,000	1,679,733
QBE Insurance Group, Ltd.
9.750%, 03/14/2014 (S)		301,000	366,477
Rabobank Nederland NV (11.000% to
06/30/19, then 3 month LIBOR
+ 10.868%)
(Q)(S)		782,000	1,024,662
Realty Income Corp.
5.950%, 09/15/2016		560,000	626,019
Reckson Operating Partnership LP
7.750%, 03/15/2020 (S)		290,000	293,408
Regions Financial Corp.
7.750%, 11/10/2014		960,000	1,035,374
Santander Issuances SA (6.500% to
11/15/14, then 3 month LIBOR
+ 3.920%)
08/11/2019 (S)		400,000	420,038
Schwab Capital Trust I (7.500% to
11/15/2017, then 3 month LIBOR
+ 2.375%)
11/15/2037		1,435,000	1,450,627
Silicon Valley Bank
6.050%, 06/01/2017		415,000	426,841
Simon Property Group LP
4.375%, 03/01/2021		2,200,000	2,224,860
5.750%, 12/01/2015		530,000	600,686
5.875%, 03/01/2017		595,000	677,201
10.350%, 04/01/2019		330,000	463,794

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
SLM Corp.
0.798%, 01/27/2014 (P)	$1,840,000	$1,501,755
SLM Corp., MTN
8.450%, 06/15/2018	875,000	802,877
Sovereign Bank
2.353%, 04/01/2014 (P)	85,000	81,779
Sovereign Capital Trust VI
7.908%, 06/13/2036	295,000	287,765
StanCorp Financial Group, Inc. (6.900%
to 06/01/2017, then 3 month LIBOR
+ 0.251%)
06/01/2067	650,000	560,855
Standard Chartered PLC
6.400%, 09/26/2017 (S)	1,000,000	1,120,010
Standard Chartered PLC (6.409% to
01/30/2017, then 3 month LIBOR
+ 1.510%)
(Q)(S)	715,000	649,594
State Bank of India
4.500%, 07/27/2015 (S)	505,000	521,393
State Street Capital Trust IV
1.537%,	1,315,000	972,151
SunTrust Capital VIII (6.100% to
12/15/36, then 1 month LIBOR
+ 1.965%)
12/15/2036	414,000	351,900
SunTrust Preferred Capital I (5.853% to
12/15/2011, then 3 month LIBOR
+ 0.645%)
(Q)	102,000	69,360
Symetra Financial Corp.
6.125%, 04/01/2016 (S)	350,000	361,008
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	1,025,000	1,286,920
Teco Finance, Inc.
6.572%, 11/01/2017	622,000	730,278
The Bear Stearns Companies LLC
0.489%, 11/28/2011 (P)	640,000	640,035
7.250%, 02/01/2018	380,000	460,844
The Goldman Sachs Capital I
6.345%, 02/15/2034	2,000,000	1,867,428
The Goldman Sachs Capital II (5.793% to
06/01/2012, then 3 month LIBOR
+ 0.768%)
(Q)	760,000	610,850
The Goldman Sachs Group, Inc.
5.375%, 03/15/2020	300,000	309,856
5.500%, 11/15/2014	447,000	489,022
5.950%, 01/18/2018	1,500,000	1,624,326
6.000%, 05/01/2014	645,000	714,517
6.150%, 04/01/2018	1,360,000	1,485,854
6.750%, 10/01/2037	720,000	737,170
7.500%, 02/15/2019	460,000	536,781
The Royal Bank of Scotland Group PLC
4.875%, 03/16/2015	680,000	709,725
The Travelers Companies, Inc. (6.250% to
03/15/2017, then 3 month LIBOR
+ 2.215%)
03/15/2037	2,500,000	2,398,648
Transatlantic Holdings, Inc.
5.750%, 12/14/2015	575,000	601,913
TuranAlem Finance BV
7.875%, 06/02/2010 (H)	12,000	5,790

The accompanying notes are an integral part of the financial statements.	75

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
UBS AG
5.875%, 12/20/2017	$550,000	$620,973
Unum Group
7.125%, 09/30/2016	785,000	883,890
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	935,000	1,036,424
USB Capital IX (6.189% to 04/15/2011,
then 3 month LIBOR + 1.020%)
(Q)	2,025,000	1,579,500
USB Realty Corp. (6.091% to 01/15/12,
then 3 month LIBOR + 1.147%)
(Q)(S)	500,000	357,500
Vita Capital III, Ltd., Series B-I
1.633%, 01/01/2011 (P)(S)	870,000	866,781
Vornado Realty Trust
4.250%, 04/01/2015	2,240,000	2,302,238
W.R. Berkley Corp.
5.125%, 09/30/2010	900,000	901,373
5.600%, 05/15/2015	335,000	352,404
6.150%, 08/15/2019	14,000	14,870
Wachovia Bank NA
5.850%, 02/01/2037	645,000	671,756
Wachovia Bank NA, Series BKNT
6.600%, 01/15/2038	645,000	732,983
Waddell & Reed Financial, Inc.
5.600%, 01/15/2011	400,000	406,988
WEA Finance LLC / WCI Finance LLC
5.400%, 10/01/2012 (S)	610,000	654,825
5.700%, 10/01/2016 (S)	1,000,000	1,117,390
WEA Finance LLC / WT Finance
Australia Property, Ltd.
6.750%, 09/02/2019 (S)	495,000	579,297
Wells Fargo Bank NA
5.750%, 05/16/2016	820,000	916,213
Wells Fargo Capital XIII, Series GMTN
(7.700% to 03/26/2013, then 3 month
US LIBOR + 3.890%)
(Q)	1,000,000	1,022,500
Westpac Banking Corp.
4.875%, 11/19/2019	905,000	963,736
White Mountains Re Group, Ltd. (7.506%
to 06/30/2017, then 3 month LIBOR
+ 3.200%)
(Q)(S)	1,540,000	1,209,947
Willis North America, Inc.
7.000%, 09/29/2019	970,000	1,070,644
XL Capital, Ltd. (6.500% to 4/15/2017,
then 3 month LIBOR + 2.458%)
(Q)	275,000	207,295

		185,835,269
Industrial - 2.72%
Aircastle, Ltd.
9.750%, 08/01/2018 (S)	295,000	298,688
Altra Holdings, Inc.
8.125%, 12/01/2016	385,000	392,700
BAE Systems Asset Trust
6.664%, 09/15/2013 (S)	27,504	29,704
Ball Corp.
6.750%, 09/15/2020	620,000	652,550
BE Aerospace, Inc.
8.500%, 07/01/2018	500,000	535,000
Bombardier, Inc.
7.750%, 03/15/2020 (S)	495,000	532,125

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrial (continued)
Case New Holland, Inc.
7.750%, 09/01/2013	$635,000	$666,750
CMA CGM SA
7.250%, 02/01/2013 (S)	565,000	468,950
Coleman Cable, Inc.
9.000%, 02/15/2018	380,000	379,050
Colt Defense LLC
8.750%, 11/15/2017 (S)	500,000	356,250
Commercial Metals Company
7.350%, 08/15/2018	650,000	704,873
CSX Corp.
7.375%, 02/01/2019	727,000	919,175
Eaton Corp.
4.900%, 05/15/2013	450,000	491,812
Embraer Overseas, Ltd.
6.375%, 01/15/2020	690,000	759,000
GATX Corp.
8.750%, 05/15/2014	765,000	902,831
General Electric Company
5.000%, 02/01/2013	247,000	267,681
5.250%, 12/06/2017	605,000	678,802
Graphic Packaging International, Inc.
9.500%, 06/15/2017	345,000	367,425
Kansas City Southern de Mexico SA
de CV
8.000%, 02/01/2018 (S)	560,000	595,000
9.375%, 05/01/2012	120,000	122,850
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017	375,000	387,188
L-3 Communications Corp., Series B
6.375%, 10/15/2015	820,000	839,475
Masco Corp.
5.850%, 03/15/2017	705,000	684,853
7.125%, 03/15/2020	490,000	496,907
Navios Maritime Holdings, Inc.
9.500%, 12/15/2014	700,000	698,250
Odebrecht Finance, Ltd.
7.000%, 04/21/2020 (S)	435,000	463,275
Parker Hannifin Corp.
5.500%, 05/15/2018	1,000,000	1,173,039
RailAmerica, Inc.
9.250%, 07/01/2017	518,000	562,030
Severstal Columbus LLC
10.250%, 02/15/2018 (S)	225,000	234,281
Solo Cup Company
10.500%, 11/01/2013	170,000	171,913
Terex Corp.
10.875%, 06/01/2016	500,000	552,500
Textron, Inc.
5.600%, 12/01/2017	725,000	782,717
Trimas Corp.
9.750%, 12/15/2017 (S)	150,000	154,875
Tyco Electronics Group SA
6.550%, 10/01/2017	730,000	853,829
7.125%, 10/01/2037	501,000	612,073
Tyco International Finance SA
8.500%, 01/15/2019	400,000	534,519
Union Pacific Corp.
5.700%, 08/15/2018	785,000	916,469
USG Corp.
6.300%, 11/15/2016	1,000,000	870,000
Voto-Votorantim Overseas Trading
Operations NV
6.625%, 09/25/2019 (S)	620,000	661,850

The accompanying notes are an integral part of the financial statements.	76

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrial (continued)
Western Express, Inc.
12.500%, 04/15/2015 (S)	$820,000	$793,350

		22,564,609
Technology - 0.22%
Fiserv, Inc.
6.800%, 11/20/2017	630,000	721,324
Magnachip Semiconductor SA
10.500%, 04/15/2018 (S)	290,000	299,425
Oracle Corp.
5.375%, 07/15/2040 (S)	775,000	842,681

		1,863,430
Utilities - 3.99%
AES Eastern Energy LP
9.000%, 01/02/2017	1,481,183	1,518,212
AES Gener SA
7.500%, 03/25/2014	218,000	243,728
Allegheny Energy Supply Company LLC
5.750%, 10/15/2019 (S)	715,000	739,336
American Electric Power Company, Inc.
5.250%, 06/01/2015	210,000	236,820
American Water Capital Corp.
6.085%, 10/15/2017	600,000	685,133
Appalachian Power Company
5.800%, 10/01/2035	39,000	41,546
7.000%, 04/01/2038	425,000	534,540
Aquila, Inc.
11.875%, 07/01/2012	720,000	828,133
Arizona Public Service Company
5.500%, 09/01/2035	222,000	225,791
BVPS II Funding Corp.
8.890%, 06/01/2017	260,000	308,343
CenterPoint Energy Houston Electric LLC
6.950%, 03/15/2033	10,000	12,500
CenterPoint Energy, Inc.
6.500%, 05/01/2018	1,000,000	1,154,652
CMS Energy Corp.
6.250%, 02/01/2020	1,325,000	1,350,949
Commonwealth Edison Company
5.800%, 03/15/2018	2,235,000	2,625,486
Constellation Energy Group, Inc.
7.600%, 04/01/2032	246,000	304,482
Dominion Resources, Inc.
5.000%, 03/15/2013	575,000	626,237
5.700%, 09/17/2012	207,000	225,569
Dominion Resources, Inc. (6.300% to
09/30/2011, then 3 month LIBOR
+ 2.300%)
09/30/2066	800,000	752,000
DTE Energy Company
7.625%, 05/15/2014	435,000	511,005
Enel Finance International SA
6.250%, 09/15/2017 (S)	565,000	632,194
Enersis SA
7.375%, 01/15/2014	12,000	13,580
FirstEnergy Corp.
6.450%, 11/15/2011	9,000	9,452
7.375%, 11/15/2031	676,000	749,704
FirstEnergy Solutions Corp.
4.800%, 02/15/2015	655,000	698,528
FPL Group Capital, Inc. (6.350% to
10/31/2016, then 3 month LIBOR +
2.068% )
10/01/2066	650,000	607,750

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Indiantown Cogeneration LP, Series A-9
9.260%, 12/15/2010	$13,603	$13,698
Ipalco Enterprises, Inc.
8.625%, 11/14/2011	420,000	441,000
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	2,220,000	2,523,130
ITC Holdings Corp.
5.500%, 01/15/2020 (S)	710,000	786,980
5.875%, 09/30/2016 (S)	170,000	189,712
Michigan Consolidated Gas Company
5.700%, 03/15/2033	14,000	15,671
Midwest Generation LLC, Series B
8.560%, 01/02/2016	808,726	788,508
National Grid PLC
6.300%, 08/01/2016	485,000	568,622
Nevada Power Company
6.650%, 04/01/2036	530,000	644,454
NRG Energy, Inc.
8.250%, 09/01/2020 (S)	540,000	543,375
Pacific Gas & Electric Company
4.200%, 03/01/2011	246,000	250,357
8.250%, 10/15/2018	455,000	600,707
Peco Energy Company
5.350%, 03/01/2018	1,000,000	1,158,567
PNPP II Funding Corp.
9.120%, 05/30/2016	193,000	208,861
PSEG Power LLC
5.000%, 04/01/2014	214,000	233,840
8.625%, 04/15/2031	214,000	298,339
Public Service Company of New Mexico
7.950%, 05/15/2018	1,000,000	1,097,774
San Diego Gas & Electric
Company, Series FFF
6.125%, 09/15/2037	1,000,000	1,259,081
Sempra Energy
6.500%, 06/01/2016	885,000	1,053,143
Sierra Pacific Power Company, Series M
6.000%, 05/15/2016	840,000	969,373
Southern Union Company (7.200% to
11/01/2011, then 3 month LIBOR
+ 3.018%)
11/01/2066	610,000	550,525
SPI Electricity & Gas Australia
Holdings Pty, Ltd.
6.150%, 11/15/2013 (S)	16,000	17,168
Texas Competitive Electric Holdings
Company LLC, Series A
10.250%, 11/01/2015	1,110,000	707,625
TransAlta Corp.
6.650%, 05/15/2018	580,000	676,603
United Energy Distribution Property, Ltd.
4.700%, 04/15/2011 (S)	96,000	98,071
Veolia Environnement
6.000%, 06/01/2018	600,000	691,367
Virginia Electric and Power Company
6.000%, 01/15/2036	620,000	741,264
Waterford 3 Funding Corp.
8.090%, 01/02/2017	405,049	423,535

		33,187,020

TOTAL CORPORATE BONDS (Cost $383,333,286)		$414,670,130

The accompanying notes are an integral part of the financial statements.	77

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS - 0.11%
Consumer, Cyclical - 0.05%
US Airways Group, Inc.
7.250%, 05/15/2014	$190,000	$408,500
Financial - 0.06%
Corporate Office Properties LP
4.250%, 04/15/2030 (S)	485,000	475,906

TOTAL CONVERTIBLE BONDS (Cost $667,438)		$884,406

MUNICIPAL BONDS - 0.23%
District of Columbia - 0.15%
George Washington University
5.095%, 09/15/2032	1,175,000	1,216,724
New Jersey - 0.08%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	540,000	686,772

TOTAL MUNICIPAL BONDS (Cost $1,767,699)		$1,903,496

COLLATERALIZED MORTGAGE
OBLIGATIONS - 16.28%
Commercial & Residential - 15.33%
American Home Mortgage Assets
Series 2006-6, Class A1A,
0.454%, 12/25/2046 (P)	440,470	238,343
Series 2006-6, Class XP IO,
2.582%, 12/25/2046	6,667,546	311,996
American Home Mortgage Investment
Trust, Series 2004-4, Class 5A
2.750%, 02/25/2045 (P)	440,103	406,643
American Tower Trust
Series 2007-1A, Class C,
5.615%, 04/15/2037	1,265,000	1,345,779
Series 2007-1A, Class D,
5.957%, 04/15/2037 (S)	1,345,000	1,430,220
Banc of America Commercial
Mortgage, Inc.
Series 2005-5, Class XC IO,
0.091%, 10/10/2045 (S)	74,095,712	298,169
Series 2004-4, Class A3,
4.128%, 07/10/2042	2,570	2,568
Series 2005-2, Class A4,
4.783%, 07/10/2043 (P)	1,684,504	1,760,589
Series 2005-2, Class AJ,
4.953%, 07/10/2043 (P)	50,846	44,264
Series 2006-1, Class AM,
5.421%, 09/10/2045 (P)	1,600,000	1,592,228
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	2,140,000	2,277,524
Banc of America Funding Corp.
Series 2007-E, Class 4A1,
5.723%, 07/20/2047 (P)	304,526	210,289
Series 2006-B, Class 6A1,
5.816%, 03/20/2036 (P)	363,330	258,763
Banc of America Large Loan, Inc.
Series 2006-BIX1, Class C,
0.456%, 10/15/2019 (P)(S)	1,000,000	878,919
Series 2005-MIB1, Class B,
0.536%, 03/15/2022 (P)(S)	895,000	836,767
Series 2005-MIB1, Class E,
0.676%, 03/15/2022 (P)(S)	490,000	403,057
Bear Stearns Alt-A Trust,
Series 2005-3, Class B2
2.736%, 04/25/2035 (P)	177,314	7,538

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Asset Backed Securities,
Inc., Series 2003-AC4, Class A
5.500%, 09/25/2033	$7,002	$7,147
Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2005-PWR8, Class X1 IO,
0.253%, 06/11/2041 (S)	63,280,081	981,866
Series 2004-PWR6, Class X1 IO,
0.285%, 11/11/2041 (S)	55,358,726	816,608
Series 2004-T16, Class X1 IO,
0.333%, 02/13/2046 (S)	494,489	8,112
Series 2004-PWR5, Class X1 IO,
0.347%, 07/11/2042 (S)	418,369	6,940
Series 2006-T24, Class AY IO,
0.607%, 10/12/2041 (S)	26,954,986	298,580
Series 2006-BBA7, Class G,
0.716%, 03/15/2019 (P)(S)	1,700,000	1,242,650
Series 2004-PWR5, Class X2 IO,
1.004%, 07/11/2042	179,249,445	2,465,737
Series 2005-T20, Class AJ,
5.297%, 10/12/2042 (P)	2,800,000	2,588,361
Series 2006-PW14, Class D,
5.412%, 12/11/2038 (S)	1,075,000	348,133
Series 2005-PWR8, Class E,
5.460%, 06/11/2041 (P)(S)	665,000	356,418
Series 2005-T18, Series G,
5.460%, 02/13/2042 (P)(S)	1,000,000	247,576
Bear Stearns Mortgage Funding Trust
Series 2006-AR4, Class A1,
0.474%, 12/25/2036 (P)	1,587,016	896,434
Series 2006-AR1, Class 2A1,
0.484%, 08/25/2036	331,013	191,613
Chase Commercial Mortgage Securities
Corp., Series 2000-2, Class C
7.928%, 07/15/2032 (P)	4,111	4,104
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.919%, 03/15/2049 (P)	1,395,000	1,530,062
Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2005-CD1, Class A4,
5.396%, 07/15/2044 (P)	590,000	646,980
Series 2005-CD1, Class C,
5.396%, 07/15/2044 (P)	245,000	165,465
Series 2006-CD2, Class AM,
5.593%, 01/15/2046 (P)	1,000,000	933,907
Commercial Mortgage Pass
Through Certificates
Series 2003-LB1A, Class A2,
4.084%, 06/10/2038	424,859	443,134
Series 2007-C9, Class A4,
6.010%, 12/10/2049 (P)	1,895,000	2,051,413
Countrywide Home Loan Mortgage Pass
Through Trust,
Series 2004-HYB2, Class 4A
2.741%, 07/20/2034 (P)	989,308	973,694
Credit Suisse First Boston Mortgage
Securities Corp.
Series 2005-C1, Class AX IO,
0.197%, 02/15/2038 (S)	82,581,940	821,814
Series 2004-C4, Class A4,
4.283%, 10/15/2039	160,860	162,840
Series 2005-C1, Class A3,
4.813%, 02/15/2038	646,090	665,686

The accompanying notes are an integral part of the financial statements.	78

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Credit Suisse First Boston Mortgage Securities
Corp. (continued)
Series 2005-C4, Class AJ,
5.190%, 08/15/2038 (P)	$2,000,000	$1,781,233
Series 2001-CKN5, Class A4,
5.435%, 09/15/2034	210,367	216,500
Series 2002-CKN2, Class A3,
6.133%, 04/15/2037	144,746	152,696
Series 2001-CP4, Class A4,
6.180%, 12/15/2035	1,097,889	1,122,669
Credit Suisse Mortgage
Capital Certificates
Series 2006-TFLA, Class A2,
0.436%, 04/15/2021 (P)(S)	1,335,000	1,232,923
Series 2006-TFLA, Class B,
0.506%, 04/15/2021 (P)(S)	870,000	798,177
First Horizon Alternative
Mortgage Securities
Series 2004-AA5, Class B1,
2.230%, 12/25/2034 (P)	125,564	11,371
Series 2004-AA2, Class 2A1,
2.344%, 08/25/2034 (P)	1,378,851	1,128,230
Series 2006-RE1, Class A1,
5.500%, 05/25/2035	633,654	547,317
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class XC IO,
0.294%, 06/10/2048 (S)	1,367,995	17,107
Series 2005-C1, Class XP IO,
0.651%, 06/10/2048	35,107,655	286,264
Series 2005-C1, Class AJ,
4.826%, 06/10/2048 (P)	1,175,000	1,107,546
Series 2005-C2, Class C,
5.133%, 05/10/2043 (P)	43,737	30,904
Series 2002-2A, Class A3,
5.349%, 08/11/2036	164,809	174,386
Series 2001-3, Class A2,
6.070%, 06/10/2038	22,214	23,088
Global Tower Partners Acquisition
Partners LLC, Series 2007-1A, Class F
7.050%, 05/15/2037 (S)	210,000	212,113
GMAC Commercial Mortgage Securities,
Inc., Series 2003-C2, Class B
5.675%, 05/10/2040 (P)	1,655,000	1,763,412
Greenpoint Mortgage Funding Trust
Series 2005-AR4, Class 4A2,
0.624%, 10/25/2045	457,954	106,222
Series 2006-AR1, Class A2A,
0.634%, 02/25/2036	729,886	210,530
Greenwich Capital Commercial
Funding Corp.
Series 2005-GG3, Class XC IO,
0.447%, 08/10/2042 (S)	53,111,095	838,061
Series 2002-C1, Class A2,
4.112%, 01/11/2017	109,718	111,994
Series 2007-GG9, Class A4,
5.444%, 03/10/2039	1,980,000	2,074,227
Series 2007-GG9, Class C,
5.554%, 03/10/2039 (P)	730,000	249,272
Series 2007-GG9, Class F,
5.633%, 03/10/2039 (P)	450,000	92,046
GS Mortgage Securities Corp. II
Series 2005-GG4, Class XC IO,
0.335%, 07/10/2039 (S)	1,860,072	32,720

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
GS Mortgage Securities Corp. II (continued)
Series 2004-GG2, Class E,
5.763%, 08/10/2038 (P)	$800,000	$657,908
Series 2007-GG10, Class A4,
6.002%, 08/10/2045 (P)	3,060,000	3,163,206
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1,
2.845%, 09/25/2035	1,286,457	1,159,279
Series 2004-14, Class 3A2,
3.518%, 12/25/2034 (P)	288,936	190,656
Series 2004-9, Class B1,
3.648%, 08/25/2034 (P)	278,980	111,538
Series 2006-AR1, Class 3A1,
5.336%, 01/25/2036 (P)	590,000	516,438
Harborview Mortgage Loan Trust
Series 2007-6, Class ES IO,
0.342%, 08/19/2037	8,164,980	52,746
Series 2007-3, Class ES IO,
0.350%, 05/19/2047	10,382,418	68,005
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	11,818,189	66,418
Series 2005-16, Class 2A1B,
0.597%, 01/19/2036 (P)	276,514	72,510
Series 2006-SB1, Class A1A,
1.236%, 12/19/2036	557,047	270,836
Series 2005-11, Class X IO,
2.265%, 08/19/2045	3,315,782	120,754
Series 2005-8, Class 1X IO,
2.284%, 09/19/2035	4,092,760	154,758
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO,
1.918%, 10/25/2036	11,585,409	361,465
Series 2005-AR18, Class 1X IO,
2.211%, 10/25/2036	9,234,727	312,134
Series 2005-AR5, Class B1,
2.752%, 05/25/2035 (P)	289,024	8,675
Series 2004-AR13, Class B1,
5.296%, 01/25/2035	178,916	18,175
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2005-LDP2, Class A3,
4.697%, 07/15/2042	2,145,000	2,205,956
Series 2005-LDP2, Class A4,
4.738%, 07/15/2042	1,830,000	1,953,974
Series 2005-LDP3, Class A4B,
4.996%, 08/15/2042 (P)	1,650,000	1,624,006
Series 2005-LDP4, Class B,
5.129%, 10/15/2042 (P)	215,000	173,480
Series 2005-CB11, Class A3,
5.197%, 08/12/2037	1,175,000	1,212,213
Series 2007-LDPX, Class A2S,
5.305%, 01/15/2049	670,000	672,124
Series 2005-LDP5, Class A4,
5.360%, 12/15/2044 (P)	2,025,000	2,220,722
Series 2002-C1, Class A3,
5.376%, 07/12/2037	421,734	445,595
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	500,000	467,420
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	1,820,000	1,905,725
Series 2006-LDP8, Class A3B,
5.447%, 05/15/2045	845,000	890,984
Series 2007-LDPX Class AM,
5.464%, 01/15/2049 (P)	2,000,000	1,710,028

The accompanying notes are an integral part of the financial statements.	79

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2006-LDP8, Class AJ,
5.480%, 05/15/2045 (P)	$1,200,000	$957,808
Series 2005-LDP5, Class AJ,
5.481%, 12/15/2044 (P)	1,225,000	1,106,880
Series 2005-LDP5, Class G,
5.515%, 12/15/2044 (P)(S)	600,000	308,445
Series 2007-LD11, Class A4,
6.006%, 06/15/2049 (P)	800,000	819,341
Series 2006-LDP7, Class AM,
6.063%, 04/15/2045	2,630,000	2,458,020
JPMorgan Mortgage Trust
Series 2006-A7, Class 2A5,
5.760%, 01/25/2037 (P)	529,628	70,865
Series 2005-S2, Class 2A16,
6.500%, 09/25/2035	148,311	138,937
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class XCL IO,
0.336%, 02/15/2040 (S)	587,976	11,813
Series 2004-C1, Class XCL IO,
0.416%, 01/15/2036 (S)	23,751,005	572,297
Series 2005-C1, Class A2,
4.310%, 02/15/2030	102,780	103,151
Series 2005-C5, Class A2,
4.885%, 09/15/2030	55,193	56,691
Series 2005-C5, Class AJ,
5.057%, 09/15/2040 (P)	1,000,000	905,675
Series 2007-C2, Class A3,
5.430%, 02/15/2040	2,430,000	2,503,328
Series 2005-C2, Class E,
5.456%, 04/15/2040 (P)	740,000	453,118
Series 2007-C7, Class A3,
5.866%, 09/15/2045 (P)	1,990,000	2,085,414
Series 2006-C4, Class A4,
6.080%, 06/15/2038 (P)	1,713,000	1,875,872
Series 2002-C1, Class A4,
6.462%, 03/15/2031	29,348	31,109
Mastr Adjustable Rate Mortgages Trust
Series 2004-8, Class 5A1,
2.849%, 08/25/2034 (P)	524,877	494,493
Series 2004-13, Class 2A1,
2.961%, 04/21/2034 (P)	826,699	816,436
Merrill Lynch Floating Trust
Series 2006-1, Class A2,
0.406%, 06/15/2022 (P)(S)	1,670,000	1,490,162
Series 2006-1, Class D,
0.476%, 06/15/2022 (P)(S)	750,000	606,799
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class XC IO,
0.158%, 07/12/2038 (S)	200,639,212	1,029,119
Series 2006-C2, Class X IO,
0.560%, 08/12/2043 (S)	20,364,394	353,389
Series 2008-C1, Class X IO,
0.703%, 02/14/2051 (S)	32,977,177	740,888
Series 2004-KEY2, Class A4,
4.864%, 08/12/2039 (P)	31,988	33,465
Series 2005-CKI1, Class A6,
5.404%, 11/12/2037 (P)	500,000	549,489
Series 2005-LC1, Class AJ,
5.500%, 01/12/2044 (P)	800,000	740,293
Series 2008-C1, Class A4,
5.690%, 02/12/2051	1,080,000	1,145,146

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Merrill Lynch Mortgage Trust (continued)
Series 2006-C1, Class AM,
5.838%, 05/12/2039 (P)	$1,000,000	$914,961
Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2007-5, Class A4,
5.378%, 08/12/2048	1,000,000	977,517
Series 2006-2, Class A4,
6.103%, 06/12/2046 (P)	2,135,000	2,365,189
MLCC Mortgage Investors, Inc.
Series 2007-3, Class M1,
5.516%, 09/25/2037 (P)	267,674	115,784
Series 2007-3, Class M2,
5.516%, 09/25/2037 (P)	156,913	65,000
Series 2007-3, Class M3,
5.516%, 09/25/2037 (P)	64,612	24,687
Series 2006-3, Class 2A1,
6.066%, 10/25/2036 (P)	2,772,673	2,568,030
Morgan Stanley Capital I
Series 2005-T17, Class X1 IO,
0.244%, 12/13/2041 (S)	1,341,628	18,375
Series 2005-IQ9, Class X1 IO,
0.337%, 07/15/2056 (S)	603,810	18,025
Series 2007-SRR3, Class A,
0.566%, 12/20/2049 (P)(S)	1,000,000	44,600
Series 2007-SRR3, Class B,
0.666%, 12/20/2049 (P)(S)	1,000,000	37,500
Series 2004-T13, Class A2,
3.940%, 09/13/2045	4,148	4,156
Series 2005-HQ6, Class A2A,
4.882%, 08/13/2042	1,532,760	1,560,063
Series 2005-IQ10, Class A4A,
5.230%, 09/15/2042 (P)	660,000	718,524
Series 2007-IQ13, Class A4,
5.364%, 03/15/2044	1,975,000	2,024,589
Series 2005-HQ7, Class A2,
5.376%, 11/14/2042 (P)	415,000	432,509
Series 2005-HQ7, Class AJ,
5.376%, 11/14/2042 (P)	1,500,000	1,378,224
Series 2005-HQ7, Class A4,
5.376%, 11/14/2042 (P)	1,295,000	1,423,174
Series 2006-IQ12, Class E,
5.538%, 12/15/2043 (P)	1,045,000	181,188
Series 2007-T27, Class A4,
5.802%, 06/11/2042 (P)	275,000	302,543
Series 2006-IQ11, Class AJ,
5.944%, 10/15/2042 (P)	5,300,000	4,429,963
Series 2006-IQ11, Class AM,
5.944%, 10/15/2042 (P)	2,300,000	2,294,996
Series 2006-T23, Class A4,
5.981%, 08/12/2041 (P)	630,000	702,691
Series 2007-IQ15, Class A4,
6.075%, 06/11/2049 (P)	1,765,000	1,861,742
Provident Funding Mortgage Loan Trust,
Series 2005-1, Class B1
2.980%, 05/25/2035 (P)	302,007	81,730
Residential Accredit Loans, Inc.
Series 2005-QO4, Class X IO,
2.433%, 12/25/2045	9,763,458	332,990
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	10,733	10,704
Salomon Brothers Mortgage Securities VII
Series 2001-C1, Class A3,
6.428%, 12/18/2035	18,214	18,518

The accompanying notes are an integral part of the financial statements.	80

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Salomon Brothers Mortgage Securities
VII (continued)
Series 2000-C3, Class A2,
6.592%, 12/18/2033	$20,838	$20,832
Sequoia Mortgage Trust,
Series 2005-3, Class A1
0.466%, 05/20/2035 (P)	4,530	3,738
Structured Asset Securities Corp.,
Series 2003-6A, Class B1
2.857%, 03/25/2033 (P)	435,442	300,142
Thornburg Mortgage Securities Trust,
Series 2004-1, Class II2A
2.085%, 03/25/2044 (P)	2,256,428	2,138,374
Timberstar Trust, Series 2006-1A, Class A
5.668%, 10/15/2036 (S)	900,000	1,003,899
Wachovia Bank Commercial
Mortgage Trust
Series 2005-C17, Class XC IO,
0.157%, 03/15/2042 (S)	71,967,946	540,717
Series 2005-C19, Class AJ,
4.793%, 05/15/2044	37,517	33,052
Series 2005-C16, Class C,
4.985%, 10/15/2041 (P)	1,700,000	1,444,921
Series 2006-C29, Class AJ,
5.368%, 11/15/2048 (P)	1,000,000	771,406
Series 2005-C22, Class E,
5.515%, 12/15/2044 (P)	915,000	439,755
WAMU Commercial Mortgage
Securities Trust
Series 2006-SL1, Class A,
5.419%, 11/23/2043 (P)(S)	754,201	703,642
Series 2007-SL3, Class A,
6.109%, 03/23/2045 (P)(S)	490,221	481,221
Washington Mutual Mortgage Pass-
Through, Series 2005-1, Class 6A1
6.500%, 03/25/2035	14,060	13,842
Washington Mutual, Inc.
Series 2005-AR6, Class B1,
0.864%, 04/25/2045	930,678	127,338
Series 2005-AR13, Class B1,
0.864%, 10/25/2045	818,565	84,568
Series 2005-AR19, Class B1,
0.964%, 12/25/2045 (P)	492,881	57,674
Series 2006-AR4, Class 1A1B,
1.326%, 05/25/2046 (P)	466,501	209,214
Series 2005-AR13, Class X IO,
1.553%, 10/25/2045	28,452,043	942,474
Series 2005-AR1, Class X IO,
1.574%, 01/25/2045	18,399,583	552,392
Series 2005-AR12, Class 1A2,
4.500%, 10/25/2035 (P)	642,376	620,823
Series 2005-6, Class 1CB,
6.500%, 08/25/2035	181,790	133,074
Wells Fargo Mortgage Backed
Securities Trust
Series 2005-AR5, Class 1A1,
5.093%, 04/25/2035	1,090,931	1,063,763
Series 2006-AR15, Class A3,
5.466%, 10/25/2036 (P)	537,105	151,214

		127,472,156

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency - 0.95%
Federal Home Loan Mortgage Corp.
Series 3630, Class BI IO,
4.000%, 05/15/2027	$730,512	$76,122
Series 3623, Class LI IO,
4.500%, 01/15/2025	1,183,020	108,893
Series 2005-3019, Class MD,
4.750%, 01/15/2031	221,258	227,513
Series 3581, Class IO,
6.000%, 10/15/2039	1,120,274	170,762
Series T-41, Class 3A,
7.398%, 07/25/2032 (P)	2,857	3,314
Federal National Mortgage Association
Series 2003-18, Class EX,
4.000%, 06/25/2017	562,703	578,940
Series 2010-14, Class AI IO,
4.000%, 08/25/2027	2,116,082	287,771
Series 2010-36, Class BI IO,
4.000%, 03/25/2028	2,235,739	249,370
Series 402, Class 4 IO,
4.000%, 10/25/2039	2,987,186	627,317
Series 402, Class 3 IO,
4.000%, 11/25/2039	1,684,615	268,536
Series 2010-72, Class CA,
4.500%, 01/25/2028	2,101,462	2,248,104
Series 2009-109, Class IW IO,
4.500%, 04/25/2038	1,765,982	228,288
Series 398, Class C3 IO,
4.500%, 05/25/2039	2,528,830	378,185
Series 401, Class C2 IO,
4.500%, 06/25/2039	1,739,302	266,010
Series 402, Class 7 IO,
4.500%, 11/25/2039	3,044,946	561,462
Series 2009-47, Class EI IO,
5.000%, 08/25/2019	1,730,019	193,336
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	2,801,203	384,542
Series 2009-78, Class IB IO,
5.000%, 06/25/2039	3,735,007	528,713
Series 2001-50, Class BA,
7.000%, 10/25/2041	991	1,081
Series 2002-W3, Class A5,
7.500%, 11/25/2041	29,276	32,969
Government National Mortgage
Association, Series 2010-78,
Class AI IO
4.500%, 04/20/2039	2,905,340	479,041

		7,900,269

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $133,350,345)		$135,372,425

ASSET BACKED SECURITIES - 2.04%
Aegis Asset Backed Securities Trust,
Series 2004-3, Class A1
0.624%, 09/25/2034 (P)	607,263	548,781
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	405	409
Anthracite, Ltd.
Series 2002-CIBA, Class A,
0.714%, 05/24/2017 (P)(S)	525,826	494,276
Series 2002-2A, Class B,
5.488%, 12/24/2037 (S)	600,000	539,244

The accompanying notes are an integral part of the financial statements.	81

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Arbor Realty Mortgage Securities
Series 2006-1A, Class C,
1.098%, 01/26/2042 (P)(S)	$370,000	$29,600
Series 2006-1A, Class F,
1.548%, 01/26/2042 (P)(S)	615,000	44,372
Argent Securities,
Series 2004-W1, Class M3
1.714%, 03/25/2034 (P)	8,282	2,908
Bank of America Auto Trust,
Series 2009-1A, Class A4
3.520%, 06/15/2016 (S)	655,000	687,011
Bayview Financial Acquisition Trust,
Series 2006-A, Class 2A3
0.610%, 02/28/2041 (P)	530,722	435,355
BMW Vehicle Lease Trust,
Series 2009-1, Class A4
3.660%, 08/15/2013	845,000	867,372
Capital Trust Re CDO, Ltd.,
Series 2005-1A, Class B
0.736%, 03/20/2050 (P)(S)	400,000	42,000
Carrington Mortgage Loan Trust,
Series 2006-NC4, Class A5
0.324%, 10/25/2036 (P)	198,228	167,462
Cedarwoods Credit CDO, Ltd.,
Series 2007-2A, Class B
0.644%, 02/25/2052 (P)(S)	1,000,000	71,560
Countrywide Asset-Backed Certificates,
Series 2006-3, Class 2A2
0.444%, 06/25/2036 (P)	907,546	757,368
Credit-Based Asset Servicing
and Securitization
Series 2006-CB2, Class AF2,
5.501%, 12/25/2036	447,341	313,923
Series 2006-MH1, Class B1,
6.250%, 10/25/2036 (S)	460,000	345,503
Crest, Ltd.
Series 2002-IGA, Class A,
0.938%, 07/28/2017 (P)(S)	679,751	645,763
Series 2003-1A, Class B1,
1.249%, 05/28/2038 (P)(S)	600,000	419,808
CW Capital Cobalt, Ltd.,
Series 2005-1A, Class A1
0.598%, 05/25/2045 (P)(S)	323,194	108,679
DB Master Finance LLC
Series 2006-1, Class -A2,
5.779%, 06/20/2031	2,325,000	2,305,912
Series 2006-1, Class -M1,
8.285%, 06/20/2031	175,000	162,941
Dillon Read CMBS CDO, Ltd.,
Series 2006-1A, Class A3
1.238%, 12/05/2046 (H)(P)(S)	975,000	0
Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2,
5.261%, 04/25/2037	1,155,000	1,123,100
Series 2007-1, Class M1,
7.629%, 04/25/2037	1,465,000	1,307,742
Hertz Vehicle Financing LLC,
Series 2009-2A, Class A2
5.290%, 03/25/2016 (S)	860,000	947,312
Highland Park CDO, Ltd.,
Series 2006-1A, Class A2
0.718%, 11/25/2051 (P)(S)	1,230,000	285,422
JER CDO, Series 2006-2A, Class AFL
0.594%, 03/25/2045 (H)(P)(S)	645,951	113,041

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Lehman XS Trust
Series 2005-7N, Class 1A1B,
0.564%, 12/25/2035 (P)	$646,049	$203,091
Series 2005-5N, Class 3A2,
0.624%, 11/25/2035	495,227	150,166
LNR CDO, Ltd.,
Series 2006-1A, Class BFL
0.810%, 05/28/2043 (H)(P)(S)	700,000	0
N-Star Real Estate CDO, Ltd.
Series 2005-4A, Class A,
0.612%, 07/27/2040 (P)(S)	699,887	454,926
Series 2006-7A, Class B,
0.644%, 06/22/2051 (P)(S)	900,000	45,000
Series 2006-8A, Class E,
1.061%, 02/01/2041 (P)(S)	475,000	28,500
Newcastle CDO, Ltd.,
Series 2005-7A, Class 2FL
0.764%, 12/24/2050 (P)(S)	570,000	11,400
Novastar Home Equity Loan,
Series 2004-4, Class M3
1.344%, 03/25/2035 (P)	1,650,000	1,491,161
Prima Capital, Ltd.,
Series 2006-CR1A, Class A1
7.000%, 12/25/2048	621,379	541,203
RAIT Preferred Funding, Ltd.,
Series 2007-2A, Class B
1.064%, 06/25/2045 (P)(S)	685,000	143,549
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3,
4.499%, 08/25/2035	55,599	53,799
Series 2005-2, Class AF4,
4.934%, 08/25/2035	335,000	277,765
Residential Asset Securities Corp.,
Series 2005-KS4, Class M1
0.674%, 05/25/2035 (P)	845,000	775,932
Wells Fargo Home Equity Trust,
Series 2004-2, Class AI5
4.890%, 05/25/2034 (P)	49,000	48,804

TOTAL ASSET BACKED SECURITIES (Cost $25,334,786)		$16,992,160

COMMON STOCKS - 0.00%
Consumer Discretionary - 0.00%
Hotels, Restaurants & Leisure - 0.00%
Greektown Superholdings, Inc. (I)(S)	166	18,356

TOTAL COMMON STOCKS (Cost $18,356)		$18,356

PREFERRED STOCKS - 0.25%
Consumer Discretionary - 0.04%
Hotels, Restaurants & Leisure - 0.04%
Greektown Superholdings,
Inc., Series A (I)(N)(S)	3,249	359,270
Consumer Staples - 0.05%
Food & Staples Retailing - 0.05%
Ocean Spray Cranberries, Inc.,
Series A 6.250% (S)	5,034	384,000
Energy - 0.05%
Oil, Gas & Consumable Fuels - 0.05%
Apache Corp., Series D 6.000%	7,312	395,067
Financials - 0.06%
Diversified Financial Services - 0.06%
Bank of America Corp.,
Series MER 8.625%	20,775	533,710

The accompanying notes are an integral part of the financial statements.	82

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)
Telecommunication Services - 0.05%
Wireless Telecommunication Services - 0.05%
Telephone & Data Systems, Inc.,
Series A 7.600%	16,000	$405,760

TOTAL PREFERRED STOCKS (Cost $2,037,300)		$2,077,807

SHORT-TERM INVESTMENTS - 9.47%
Short-Term Securities* - 9.47%
State Street Institutional US Government
Money Market Fund, 0.1195% (Y)	$37,410,564	37,410,564
Federal Home Loan Bank Discount Notes,
0.100%, 09/01/2010	41,300,000	41,300,000

		78,710,564

TOTAL SHORT-TERM INVESTMENTS (Cost $78,710,564)		$78,710,564

Total Investments (Active Bond Fund)
(Cost $823,247,662) - 103.11%		$857,187,851
Other assets and liabilities, net - (3.11%)		(25,879,844)

TOTAL NET ASSETS - 100.00%		$831,308,007

All Cap Core Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.93%
Consumer Discretionary - 9.45%
Auto Components - 0.61%
Autoliv, Inc.	34,000	$1,840,760
Drew Industries, Inc. (I)	4,100	78,433
Fuel Systems Solutions, Inc. (I)(L)	14,700	476,721
Lear Corp. (I)	7,500	552,450
Standard Motor Products, Inc. (L)	24,000	206,400

		3,154,764
Distributors - 0.06%
Core-Mark Holding Company, Inc. (I)(L)	11,300	292,557
Diversified Consumer Services - 0.56%
Apollo Group, Inc., Class A (I)	8,100	344,088
Career Education Corp. (I)(L)	120,700	2,115,871
CPI Corp. (L)	8,300	181,023
Education Management Corp. (I)(L)	32,100	259,047

		2,900,029
Hotels, Restaurants & Leisure - 1.45%
International Speedway Corp., Class A	10,700	244,923
Marcus Corp.	13,200	145,200
McDonald’s Corp.	95,500	6,977,230
Ruth’s Hospitality Group, Inc. (I)(L)	40,800	133,416

		7,500,769
Household Durables - 0.33%
Blyth, Inc.	13,300	506,996
Helen of Troy, Ltd. (I)	6,900	153,560
Whirlpool Corp.	13,900	1,030,824

		1,691,380
Internet & Catalog Retail - 0.81%
Liberty Media Corp. - Interactive, Class A (I)	190,700	2,011,885
priceline.com, Inc. (I)	7,500	2,186,100

		4,197,985

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Equipment & Products - 0.09%
Jakks Pacific, Inc. (I)(L)	31,100	$463,390
Media - 2.27%
CBS Corp., Class B	126,300	1,745,466
Comcast Corp., Class A	270,100	4,624,112
Dex One Corp. (I)	24,700	210,444
Liberty Media Corp. - Starz, Series A
(Tracking Stock) (I)	2,700	161,298
Madison Square Garden, Inc., Class A (I)	17,700	346,655
Scholastic Corp.	18,600	435,798
The Walt Disney Company	127,800	4,165,002

		11,688,775
Multiline Retail - 0.90%
Dillard’s, Inc., Class A (L)	103,800	2,270,106
Macy’s, Inc.	18,300	355,752
Sears Holdings Corp. (I)(L)	24,300	1,504,170
The Bon-Ton Stores, Inc. (I)(L)	22,500	142,875
Tuesday Morning Corp. (I)	94,100	349,111

		4,622,014
Specialty Retail - 1.78%
Aaron, Inc., Class B (L)	8,300	135,207
Advance Auto Parts, Inc.	33,000	1,797,510
DSW, Inc., Class A (I)(L)	28,300	672,125
Express, Inc. (I)	4,500	61,245
Hot Topic, Inc. (L)	121,700	631,623
O’Reilly Automotive, Inc. (I)	47,400	2,240,598
Shoe Carnival, Inc. (I)	13,900	229,767
Signet Jewelers, Ltd. (I)	6,800	179,792
Stage Stores, Inc.	43,700	487,692
The Finish Line, Inc., Class A	75,800	1,000,560
TJX Companies, Inc.	44,500	1,766,205

		9,202,324
Textiles, Apparel & Luxury Goods - 0.59%
Coach, Inc.	40,100	1,437,184
Perry Ellis International, Inc. (I)	10,100	185,436
VF Corp.	20,300	1,433,586

		3,056,206

		48,770,193
Consumer Staples - 7.18%
Beverages - 0.33%
Molson Coors Brewing Company	34,700	1,511,532
The Coca-Cola Company	3,700	206,904

		1,718,436
Food & Staples Retailing - 0.93%
The Andersons, Inc. (L)	16,700	598,361
Wal-Mart Stores, Inc.	29,500	1,479,130
Whole Foods Market, Inc. (I)(L)	67,700	2,355,283
Winn-Dixie Stores, Inc. (I)(L)	59,400	389,664

		4,822,438
Food Products - 4.42%
Archer-Daniels-Midland Company	211,900	6,522,282
Corn Products International, Inc.	39,200	1,337,896
Fresh Del Monte Produce, Inc. (I)(L)	28,200	619,554
Sanderson Farms, Inc.	7,300	313,973
Smart Balance, Inc. (I)	105,900	385,476
The Hershey Company (L)	75,300	3,499,191
The J.M. Smucker Company	61,700	3,608,216
Tyson Foods, Inc., Class A	398,400	6,525,792

		22,812,380

The accompanying notes are an integral part of the financial statements.	83

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products - 1.34%
Central Garden & Pet Company, Class A (I)	30,400	$283,936
Energizer Holdings, Inc. (I)	23,300	1,469,065
Kimberly-Clark Corp.	26,200	1,687,280
The Procter & Gamble Company	58,122	3,468,140

		6,908,421
Personal Products - 0.07%
Elizabeth Arden, Inc. (I)	10,300	168,611
Medifast, Inc. (I)	4,700	125,584
Prestige Brands Holdings, Inc. (I)	8,100	59,940

		354,135
Tobacco - 0.09%
Alliance One International, Inc. (I)(L)	22,000	77,000
Altria Group, Inc.	16,300	363,816

		440,816

		37,056,626
Energy - 10.37%
Energy Equipment & Services - 2.92%
National Oilwell Varco, Inc.	183,600	6,901,524
Oil States International, Inc. (I)	59,324	2,445,929
Patterson-UTI Energy, Inc.	187,200	2,763,072
Rowan Companies, Inc. (I)	89,783	2,308,321
SEACOR Holdings, Inc. (I)	7,900	621,493

		15,040,339
Oil, Gas & Consumable Fuels - 7.45%
Anadarko Petroleum Corp.	12,800	588,672
Chevron Corp.	164,300	12,184,488
ConocoPhillips	145,866	7,647,754
Energy Partners, Ltd. (I)	9,700	106,021
Exxon Mobil Corp.	111,600	6,602,256
GMX Resources, Inc. (I)(L)	97,800	415,650
Marathon Oil Corp.	192,700	5,875,423
Tesoro Corp. (L)	153,500	1,723,805
Valero Energy Corp.	210,900	3,325,893

		38,469,962

		53,510,301
Financials - 17.10%
Capital Markets - 0.48%
American Capital, Ltd. (I)	69,034	350,002
Morgan Stanley	62,700	1,548,063
State Street Corp.	16,400	575,312

		2,473,377
Commercial Banks - 4.22%
CapitalSource, Inc.	57,400	289,870
CIT Group, Inc. (I)	35,400	1,298,472
Fifth Third Bancorp	400,900	4,429,945
KeyCorp	492,100	3,626,777
PNC Financial Services Group, Inc.	53,000	2,700,880
Popular, Inc. (I)	48,500	124,160
PrivateBancorp, Inc.	14,400	150,624
Regions Financial Corp.	32,500	208,975
SunTrust Banks, Inc.	252,000	5,667,480
Wells Fargo & Company	139,400	3,282,870

		21,780,053
Consumer Finance - 2.32%
American Express Company	7,400	295,038
Capital One Financial Corp.	187,100	7,083,606
Discover Financial Services	296,800	4,306,568
Nelnet, Inc., Class A	4,900	107,359

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Finance (continued)
The Student Loan Corp.	9,000	$167,850

		11,960,421
Diversified Financial Services - 3.76%
Citigroup, Inc. (I)	1,700,100	6,324,372
JPMorgan Chase & Company	264,886	9,631,255
PHH Corp. (I)(L)	109,600	2,028,696
The NASDAQ OMX Group, Inc. (I)	79,400	1,422,054

		19,406,377
Insurance - 4.46%
ACE, Ltd.	10,600	566,782
Allied World Assurance Company
Holdings, Ltd. (L)	58,023	2,922,619
American National Insurance Company	2,100	160,776
Argo Group International Holdings, Ltd.	12,100	368,687
Aspen Insurance Holdings, Ltd.	41,100	1,167,240
Assurant, Inc.	59,000	2,157,040
Chubb Corp.	136,700	7,534,904
Everest Re Group, Ltd.	11,400	902,196
First American Financial Corp.	24,100	357,403
Flagstone Reinsurance Holdings SA	7,000	70,490
Maiden Holdings, Ltd.	7,700	56,441
PartnerRe, Ltd.	7,000	521,150
Prudential Financial, Inc.	100,500	5,082,285
Stewart Information Services Corp. (L)	22,100	230,503
United Fire & Casualty Company	6,100	123,403
Wesco Financial Corp.	200	72,508
XL Group PLC	41,300	739,683

		23,034,110
Real Estate Investment Trusts - 0.99%
Agree Realty Corp.	10,800	256,500
Ashford Hospitality Trust, Inc. (I)(L)	133,700	1,073,611
CommonWealth REIT	26,400	636,768
FelCor Lodging Trust, Inc. (I)	50,400	200,592
Getty Realty Corp. (L)	10,300	255,749
Hospitality Properties Trust	91,200	1,782,960
LTC Properties, Inc.	4,900	120,932
Parkway Properties, Inc.	12,600	184,212
PS Business Parks, Inc.	2,600	146,302
Rayonier, Inc.	3,500	165,550
Resource Capital Corp. (L)	21,900	129,648
Winthrop Realty Trust	12,100	165,770

		5,118,594
Thrifts & Mortgage Finance - 0.87%
Federal Agricultural Mortgage
Corp., Class C (L)	22,700	248,111
Flagstar Bancorp, Inc. (I)	38,900	88,692
NewAlliance Bancshares, Inc.	21,300	260,712
People’s United Financial, Inc.	270,000	3,434,400
The PMI Group, Inc. (I)(L)	156,800	482,944

		4,514,859

		88,287,791
Health Care - 13.67%
Biotechnology - 2.66%
Amgen, Inc. (I)	125,600	6,410,624
Biogen Idec, Inc. (I)	91,700	4,933,460
Cephalon, Inc. (I)(L)	38,200	2,162,502
Martek Biosciences Corp. (I)(L)	9,900	216,018

		13,722,604
Health Care Equipment & Supplies - 0.48%
Boston Scientific Corp. (I)	476,700	2,474,073

The accompanying notes are an integral part of the financial statements.	84

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services - 6.41%
Aetna, Inc.	86,000	$2,297,920
AmerisourceBergen Corp.	112,200	3,060,816
Cardinal Health, Inc.	166,500	4,988,340
Coventry Health Care, Inc. (I)	199,327	3,856,977
Health Net, Inc. (I)	24,500	585,060
Healthspring, Inc. (I)	16,600	344,616
Humana, Inc. (I)	75,100	3,589,029
Kindred Healthcare, Inc. (I)	31,300	367,775
UnitedHealth Group, Inc.	217,100	6,886,412
Universal American Financial Corp.	17,500	241,675
WellPoint, Inc. (I)	138,400	6,875,712

		33,094,332
Pharmaceuticals - 4.12%
Bristol-Myers Squibb Company	106,800	2,785,344
Eli Lilly & Company	38,600	1,295,416
Endo Pharmaceuticals Holdings, Inc. (I)	112,800	3,064,776
Forest Laboratories, Inc. (I)	247,600	6,757,004
Hi-Tech Pharmacal Company, Inc. (I)(L)	4,100	71,135
Johnson & Johnson	6,980	398,000
King Pharmaceuticals, Inc. (I)	13,000	113,230
Medicis Pharmaceutical Corp., Class A (L)	90,600	2,491,500
Par Pharmaceutical Companies, Inc. (I)	90,700	2,391,759
Questcor Pharmaceuticals, Inc. (I)(L)	53,600	519,384
Viropharma, Inc. (I)	111,500	1,398,210

		21,285,758

		70,576,767
Industrials - 10.32%
Aerospace & Defense - 2.46%
Ceradyne, Inc. (I)	26,200	572,208
Cubic Corp.	4,000	152,760
Ducommun, Inc.	8,800	168,960
General Dynamics Corp.	72,800	4,067,336
Northrop Grumman Corp.	126,509	6,846,667
United Technologies Corp.	13,800	899,898

		12,707,829
Air Freight & Logistics - 2.10%
FedEx Corp.	31,500	2,458,575
United Parcel Service, Inc., Class B	131,600	8,396,080

		10,854,655
Airlines - 0.30%
Republic Airways Holdings, Inc. (I)	73,600	517,408
Skywest, Inc.	80,200	1,021,748

		1,539,156
Building Products - 0.08%
Apogee Enterprises, Inc.	9,600	86,784
Armstrong World Industries, Inc. (I)(L)	3,700	145,410
Gibraltar Industries, Inc. (I)	21,500	163,400

		395,594
Commercial Services & Supplies - 0.17%
Consolidated Graphics, Inc. (I)	9,000	357,390
M&F Worldwide Corp. (I)	11,100	257,520
Tetra Tech, Inc. (I)	14,400	261,360

		876,270
Construction & Engineering - 0.61%
Dycom Industries, Inc. (I)	45,000	361,800
EMCOR Group, Inc. (I)	78,500	1,785,090
Great Lakes Dredge & Dock Corp.	62,300	314,304
Layne Christensen Company (I)	16,700	415,329
Northwest Pipe Company (I)	11,700	174,915

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
URS Corp. (I)	3,400	$121,278

		3,172,716
Industrial Conglomerates - 2.03%
3M Company	108,900	8,554,095
Carlisle Companies, Inc.	43,200	1,211,760
General Electric Company	40,400	584,992
Standex International Corp.	4,300	101,179

		10,452,026
Machinery - 1.28%
Alamo Group, Inc.	3,000	58,500
CNH Global NV (I)	7,700	216,755
Deere & Company	9,400	594,738
Eaton Corp.	46,500	3,230,820
NACCO Industries, Inc., Class A	3,700	286,898
Oshkosh Corp. (I)	10,900	271,192
Timken Company	7,309	239,077
Trinity Industries, Inc. (L)	43,709	748,298
Watts Water Technologies, Inc., Class A	31,400	943,256

		6,589,534
Marine - 0.25%
Genco Shipping & Trading, Ltd. (I)(L)	84,700	1,273,888
Professional Services - 0.03%
School Specialty, Inc. (I)(L)	12,800	166,784
Road & Rail - 0.49%
AMERCO, Inc. (I)	2,100	169,701
Norfolk Southern Corp.	39,400	2,114,992
Ryder Systems, Inc.	6,700	257,079

		2,541,772
Trading Companies & Distributors - 0.52%
Aircastle, Ltd.	121,900	952,039
WW Grainger, Inc. (L)	16,300	1,724,377

		2,676,416

		53,246,640
Information Technology - 18.09%
Communications Equipment - 2.60%
Comtech Telecommunications Corp. (I)(L)	17,700	360,549
EchoStar Corp., Class A (I)	24,000	447,840
Juniper Networks, Inc. (I)	3,000	81,600
Motorola, Inc. (I)	591,700	4,455,501
QUALCOMM, Inc.	134,200	5,141,202
Tellabs, Inc.	412,900	2,931,590

		13,418,282
Computers & Peripherals - 3.45%
Apple, Inc. (I)	33,939	8,259,734
Hewlett-Packard Company	149,200	5,741,216
Imation Corp. (I)	7,500	64,200
Lexmark International, Inc., Class A (I)(L)	42,500	1,487,075
Novatel Wireless, Inc. (I)(L)	61,500	357,315
SanDisk Corp. (I)(L)	47,500	1,578,900
STEC, Inc. (I)(L)	30,100	335,916

		17,824,356
Electronic Equipment, Instruments & Components - 2.57%
Arrow Electronics, Inc. (I)	129,556	2,964,241
Avnet, Inc. (I)	38,482	881,238
AVX Corp.	12,800	159,104
Ingram Micro, Inc., Class A (I)	115,931	1,745,921
Multi-Fineline Electronix, Inc. (I)	13,900	289,676
Rofin-Sinar Technologies, Inc. (I)	2,800	57,120
Smart Modular Technologies (WWH), Inc. (I)	40,100	188,069

The accompanying notes are an integral part of the financial statements.	85

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Tech Data Corp. (I)(L)	141,394	$5,118,463
Vishay Intertechnology, Inc. (I)	242,900	1,867,901

		13,271,733
Internet Software & Services - 1.57%
AOL, Inc. (I)	151,200	3,359,664
Earthlink, Inc.	38,700	331,272
IAC/InterActiveCorp (I)	173,900	4,310,981
KIT Digital, Inc. (I)	12,000	103,080

		8,104,997
IT Services - 3.70%
Computer Sciences Corp.	153,661	6,117,244
CoreLogic, Inc.	95,200	1,644,104
International Business Machines Corp.	89,806	11,066,793
Total Systems Services, Inc.	16,700	237,140

		19,065,281
Semiconductors & Semiconductor Equipment - 1.51%
Fairchild Semiconductor International, Inc. (I)	120,500	931,465
Integrated Silicon Solution, Inc. (I)	36,900	244,647
Intel Corp.	164,300	2,911,396
KLA-Tencor Corp.	12,200	341,722
Micron Technology, Inc. (I)(L)	354,500	2,291,843
Photronics, Inc. (I)(L)	53,400	229,620
SunPower Corp., Class A (I)(L)	78,100	844,261

		7,794,954
Software - 2.69%
Microsoft Corp.	590,693	13,869,472

		93,349,075
Materials - 3.56%
Chemicals - 2.48%
Cytec Industries, Inc.	21,114	1,001,437
E.I. Du Pont de Nemours & Company	168,100	6,853,437
Innophos Holdings, Inc.	2,600	75,842
Lubrizol Corp.	31,800	2,967,258
Minerals Technologies, Inc.	8,800	471,680
OM Group, Inc. (I)	37,100	949,760
Stepan Company	8,600	476,870

		12,796,284
Construction Materials - 0.04%
Headwaters, Inc. (I)(L)	68,000	208,760
Containers & Packaging - 0.35%
Boise, Inc. (I)	262,500	1,806,000
Metals & Mining - 0.34%
Coeur d’Alene Mines Corp. (I)(L)	76,200	1,307,592
Kaiser Aluminum Corp. (L)	12,600	465,192

		1,772,784
Paper & Forest Products - 0.35%
Clearwater Paper Corp. (I)	10,800	733,968
International Paper Company	46,236	945,988
KapStone Paper and Packaging Corp. (I)	9,800	111,622

		1,791,578

		18,375,406
Telecommunication Services - 3.62%
Diversified Telecommunication Services - 3.38%
AT&T, Inc.	500,071	13,516,919
Verizon Communications, Inc.	133,700	3,945,486

		17,462,405

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.24%
Telephone & Data Systems, Inc.	32,100	$927,369
United States Cellular Corp. (I)(L)	5,439	228,003
USA Mobility, Inc.	3,900	56,004

		1,211,376

		18,673,781
Utilities - 4.57%
Electric Utilities - 2.56%
Duke Energy Corp. (L)	422,500	7,262,775
Progress Energy, Inc. (L)	138,200	5,930,162

		13,192,937
Independent Power Producers & Energy Traders - 1.21%
NRG Energy, Inc. (I)(L)	308,300	6,264,656
Multi-Utilities - 0.80%
Ameren Corp.	147,700	4,145,939

		23,603,532

TOTAL COMMON STOCKS (Cost $508,972,374)		$505,450,112

SHORT-TERM INVESTMENTS - 10.80%
Short-Term Securities* - 1.72%
State Street Institutional Liquid
Reserves, 0.2807%	$8,888,621	8,888,621
Securities Lending Collateral - 9.08%
John Hancock Collateral Investment
Trust, 0.3330% (W)(Y)	4,680,301	46,850,280

TOTAL SHORT-TERM INVESTMENTS (Cost $55,724,535)		$55,738,901

Total Investments (All Cap Core Fund)
(Cost $564,696,909) - 108.73%		$561,189,013
Other assets and liabilities, net - (8.73%)		(45,054,130)

TOTAL NET ASSETS - 100.00%		$516,134,883

All Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.22%
Consumer Discretionary - 9.26%
Auto Components - 0.21%
Tenneco, Inc. (I)	35,516	$877,956
Automobiles - 1.69%
Ford Motor Company (I)(L)	630,800	7,121,732
Hotels, Restaurants & Leisure - 0.90%
Carnival Corp.	85,676	2,671,378
Marriott International, Inc., Class A (L)	35,817	1,146,502

		3,817,880
Household Durables - 1.03%
Fortune Brands, Inc.	96,867	4,338,673
Internet & Catalog Retail - 0.06%
NutriSystem, Inc. (L)	15,133	265,735
Media - 4.82%
Omnicom Group, Inc.	267,088	9,350,751
The Interpublic Group of Companies, Inc. (I)	810,423	6,912,908
The Walt Disney Company	89,117	2,904,323
Viacom, Inc., Class B	36,123	1,134,985

		20,302,967

The accompanying notes are an integral part of the financial statements.	86

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail - 0.23%
J. Crew Group, Inc. (I)	31,729	$967,417
Textiles, Apparel & Luxury Goods - 0.32%
VF Corp.	19,049	1,345,240

		39,037,600
Consumer Staples - 2.86%
Food Products - 2.86%
Archer-Daniels-Midland Company	296,698	9,132,364
Bunge, Ltd. (L)	55,500	2,941,500

		12,073,864

		12,073,864
Energy - 16.03%
Electric Utilities - 1.11%
Nextera Energy, Inc.	87,040	4,676,659
Energy Equipment & Services - 3.11%
Halliburton Company	228,225	6,438,227
Superior Energy Services, Inc. (I)(L)	92,214	1,982,601
Weatherford International, Ltd. (I)	314,176	4,684,364

		13,105,192
Oil, Gas & Consumable Fuels - 11.81%
Anadarko Petroleum Corp.	58,500	2,690,415
Apache Corp.	19,427	1,745,516
Chevron Corp.	75,459	5,596,039
El Paso Corp.	650,235	7,406,177
Exxon Mobil Corp.	338,950	20,052,282
Forest Oil Corp. (I)	30,571	798,515
QEP Resources, Inc.	48,141	1,397,533
Southwestern Energy Company (I)	124,437	4,071,579
The Williams Companies, Inc.	332,813	6,033,900

		49,791,956

		67,573,807
Financials - 21.34%
Capital Markets - 8.76%
Affiliated Managers Group, Inc. (I)	69,376	4,454,633
Franklin Resources, Inc.	53,225	5,136,745
Invesco, Ltd. (L)	120,606	2,182,969
Lazard, Ltd., Class A	225,949	7,063,166
Morgan Stanley	27,600	681,444
Raymond James Financial, Inc. (L)	21,623	499,059
State Street Corp.	198,314	6,956,855
The Charles Schwab Corp.	191,563	2,444,344
The Goldman Sachs Group, Inc.	54,817	7,506,640

		36,925,855
Commercial Banks - 6.84%
City National Corp. (L)	97,444	4,720,187
Commerce Bancshares, Inc.	82,411	2,944,545
Cullen/Frost Bankers, Inc. (L)	100,676	5,159,645
KeyCorp	541,815	3,993,177
Signature Bank (I)(L)	44,900	1,640,646
SunTrust Banks, Inc. (L)	47,909	1,077,473
TCF Financial Corp. (L)	138,292	1,974,810
Wells Fargo & Company	245,972	5,792,641
Zions Bancorporation (L)	83,258	1,534,445

		28,837,569
Consumer Finance - 0.40%
Capital One Financial Corp. (L)	44,812	1,696,582
Diversified Financial Services - 2.17%
Bank of America Corp.	411,973	5,129,064

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
JPMorgan Chase & Company	110,240	$4,008,326

		9,137,390
Insurance - 3.17%
Aflac, Inc.	72,100	3,406,725
Berkshire Hathaway, Inc., Class B (I)	57,646	4,541,352
Chubb Corp.	59,977	3,305,932
MetLife, Inc.	55,366	2,081,762

		13,335,771

		89,933,167
Health Care - 13.82%
Biotechnology - 3.17%
Amgen, Inc. (I)	221,688	11,314,956
Human Genome Sciences, Inc. (I)(L)	56,263	1,636,691
Onyx Pharmaceuticals, Inc. (I)(L)	18,392	443,063

		13,394,710
Health Care Equipment & Supplies - 2.48%
Kinetic Concepts, Inc. (I)(L)	42,621	1,360,462
The Cooper Companies, Inc. (L)	105,531	4,257,121
Wright Medical Group, Inc. (I)(L)	117,180	1,554,979
Zimmer Holdings, Inc. (I)	69,434	3,275,202

		10,447,764
Health Care Providers & Services - 4.33%
AmerisourceBergen Corp.	42,152	1,149,907
Healthspring, Inc. (I)	29,636	615,243
Humana, Inc. (I)	66,196	3,163,507
McKesson Corp.	77,713	4,511,240
Patterson Companies, Inc. (L)	45,647	1,154,413
UnitedHealth Group, Inc.	174,800	5,544,656
Universal Health Services, Inc., Class B	67,105	2,107,097

		18,246,063
Pharmaceuticals - 3.84%
Abbott Laboratories	107,295	5,293,935
Teva Pharmaceutical Industries, Ltd., SADR	55,827	2,823,730
Warner Chilcott, Class A PLC	163,626	4,650,251
Watson Pharmaceuticals, Inc. (I)	79,162	3,409,507

		16,177,423

		58,265,960
Industrials - 11.73%
Aerospace & Defense - 1.93%
Hexcel Corp. (I)(L)	130,600	2,228,036
United Technologies Corp.	90,726	5,916,242

		8,144,278
Electrical Equipment - 0.05%
AMETEK, Inc.	4,749	204,160
Industrial Conglomerates - 1.85%
3M Company	99,298	7,799,858
Machinery - 7.31%
Eaton Corp.	92,257	6,410,016
EnPro Industries, Inc. (I)	67,504	1,843,534
Kaydon Corp. (L)	25,060	812,195
Kennametal, Inc.	102,220	2,575,944
Pall Corp.	124,280	4,249,133
Parker Hannifin Corp.	70,225	4,154,511
RBC Bearings, Inc. (I)	43,097	1,262,311
Robbins & Myers, Inc.	82,122	1,943,007
WABCO Holdings, Inc. (I)	214,067	7,548,002

		30,798,653

The accompanying notes are an integral part of the financial statements.	87

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail - 0.59%
Heartland Express, Inc. (L)	13,823	$201,263
Kansas City Southern (I)(L)	68,734	2,307,400

		2,508,663

		49,455,612
Information Technology - 12.30%
Computers & Peripherals - 0.52%
EMC Corp. (I)	120,100	2,190,623
Electronic Equipment, Instruments & Components - 0.11%
Plexus Corp. (I)	20,954	482,361
IT Services - 5.09%
Accenture PLC, Class A	141,915	5,194,089
Fiserv, Inc. (I)	42,600	2,131,278
MasterCard, Inc., Class A	19,970	3,961,249
The Western Union Company	133,778	2,097,639
VeriFone Holdings, Inc. (I)(L)	333,150	8,055,567

		21,439,822
Semiconductors & Semiconductor Equipment - 3.14%
Broadcom Corp., Class A	30,575	916,333
Intel Corp.	351,959	6,236,713
Micron Technology, Inc. (I)(L)	407,332	2,633,401
National Semiconductor Corp.	239,759	3,023,361
Xilinx, Inc.	17,175	414,776

		13,224,584
Software - 3.44%
Adobe Systems, Inc. (I)	176,132	4,889,424
Intuit, Inc. (I)	100,999	4,322,757
Microsoft Corp.	225,958	5,305,494

		14,517,675

		51,855,065
Materials - 9.51%
Chemicals - 2.34%
Air Products & Chemicals, Inc.	115,000	8,513,450
Monsanto Company	25,600	1,347,840

		9,861,290
Metals & Mining - 7.17%
Agnico Eagle Mines, Ltd. (L)	45,112	2,930,927
Barrick Gold Corp.	226,849	10,607,459
Newmont Mining Corp.	90,727	5,563,380
Nucor Corp. (L)	74,024	2,722,603
Reliance Steel & Aluminum Company	131,132	4,884,667
United States Steel Corp. (L)	82,212	3,494,832

		30,203,868

		40,065,158
Utilities - 1.37%
Electric Utilities - 0.72%
PPL Corp.	112,205	3,047,487
Gas Utilities - 0.65%
EQT Corp.	83,776	2,731,098

		5,778,585

TOTAL COMMON STOCKS (Cost $398,631,337)		$414,038,818

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 12.82%
Repurchase Agreement - 0.64%
Repurchase Agreement with State Street Corp.
dated 08/31/2010 at 0.010% to be
repurchased at $2,696,001 on 09/01/2010,
collateralized by $2,745,000 U.S. Treasury
Notes, 0.625% due 07/31/2012 (valued at
$2,751,863, including interest)	$2,696,000	$2,696,000
Securities Lending Collateral - 12.18%
John Hancock Collateral Investment
Trust, 0.3330% (W)(Y)	5,128,020	51,331,992

TOTAL SHORT-TERM INVESTMENTS (Cost $54,007,877)		$54,027,992

Total Investments (All Cap Value Fund)
(Cost $452,639,214) - 111.04%		$468,066,810
Other assets and liabilities, net - (11.04%)		(46,548,597)

TOTAL NET ASSETS - 100.00%		$421,518,213

Alpha Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.44%
Consumer Discretionary - 15.69%
Auto Components - 1.44%
BorgWarner, Inc. (I)(L)	13,500	$589,275
Johnson Controls, Inc.	48,610	1,289,623
Magna International, Inc. Class A	19,470	1,514,182
Modine Manufacturing Company (I)	831,397	8,264,086
Tenneco, Inc. (I)	175,820	4,346,270

		16,003,436
Automobiles - 0.67%
Daimler AG (I)	127,405	6,175,026
Ford Motor Company (I)(L)	114,300	1,290,447

		7,465,473
Distributors - 0.18%
Jardine Cycle and Carriage, Ltd.	12,000	287,595
LKQ Corp. (I)	94,000	1,748,400

		2,035,995
Diversified Consumer Services - 0.28%
Apollo Group, Inc., Class A (I)	21,710	922,241
Educomp Solutions, Ltd.	68,281	792,339
ITT Educational Services, Inc. (I)(L)	27,350	1,456,661

		3,171,241
Hotels, Restaurants & Leisure - 1.21%
Chipotle Mexican Grill, Inc. (I)	1,500	226,245
Genting BHD	372,740	1,117,195
Kangwon Land, Inc.	43,420	796,118
Las Vegas Sands Corp. (I)(L)	60,100	1,702,633
McDonald’s Corp.	54,450	3,978,117
REXLot Holdings, Ltd.	15,119,390	1,287,769
Starbucks Corp.	23,600	542,564
Starwood Hotels & Resorts Worldwide, Inc.	9,700	453,281
Wyndham Worldwide Corp.	89,500	2,075,505
Wynn Macau, Ltd. (I)	203,200	352,175
Wynn Resorts, Ltd. (L)	12,300	991,503

		13,523,105
Household Durables - 2.03%
Jarden Corp.	233,222	6,283,001

The accompanying notes are an integral part of the financial statements.	88

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
KB Home (L)	100,690	$1,038,114
Pulte Group, Inc. (I)(L)	224,630	1,803,779
Stanley Black & Decker, Inc.	118,280	6,344,539
Tempur-Pedic International, Inc. (I)(L)	239,400	6,415,920
Toll Brothers, Inc. (I)(L)	40,250	695,520

		22,580,873
Internet & Catalog Retail - 0.30%
NetFlix, Inc. (I)(L)	12,990	1,630,505
priceline.com, Inc. (I)	5,900	1,719,732

		3,350,237
Leisure Equipment & Products - 1.18%
Brunswick Corp. (L)	724,860	9,212,971
Eastman Kodak Company (I)(L)	1,112,800	3,883,672

		13,096,643
Media - 2.61%
CBS Corp., Class B	649,993	8,982,903
Comcast Corp., Class A	398,049	6,814,599
Comcast Corp., Special Class A	106,360	1,709,205
DIRECTV, Class A (I)	32,900	1,247,568
Focus Media Holding, Ltd., ADR (I)(L)	34,580	660,132
SuperMedia, Inc., Escrow Certificates (I)(L)	91,580	827,883
Time Warner Cable, Inc.	10,700	552,227
Virgin Media, Inc. (L)	394,760	8,214,956

		29,009,473
Multiline Retail - 1.12%
Dollar Tree, Inc. (I)	47,590	2,157,255
Family Dollar Stores, Inc.	163,220	6,984,184
Nordstrom, Inc. (L)	61,400	1,775,688
Target Corp.	29,550	1,511,778

		12,428,905
Specialty Retail - 3.62%
Abercrombie & Fitch Company, Class A (L)	36,250	1,254,250
Home Depot, Inc.	157,411	4,377,600
Lowe’s Companies, Inc.	602,897	12,238,809
OfficeMax, Inc. (I)	52,740	513,688
Ross Stores, Inc.	86,500	4,292,995
Staples, Inc. (L)	431,030	7,659,403
The Children’s Place Retail Stores, Inc. (I)(L)	66,040	2,883,306
The Gap, Inc.	64,240	1,085,014
Urban Outfitters, Inc. (I)(L)	195,830	5,937,566

		40,242,631
Textiles, Apparel & Luxury Goods - 1.05%
Carter’s, Inc. (I)	52,003	1,161,747
Hanesbrands, Inc. (I)	438,778	10,504,345

		11,666,092

		174,574,104
Consumer Staples - 6.68%
Beverages - 1.35%
Anheuser-Busch InBev NV	38,748	2,012,947
Dr. Pepper Snapple Group, Inc.	68,870	2,535,793
PepsiCo, Inc.	162,619	10,436,887

		14,985,627
Food & Staples Retailing - 1.08%
C.P. Seven Eleven PCL	212,600	169,835
CVS Caremark Corp.	235,245	6,351,615
Wal-Mart Stores, Inc.	110,395	5,535,205

		12,056,655

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products - 3.06%
Archer-Daniels-Midland Company	131,730	$4,054,649
Danone SA	26,755	1,434,217
General Mills, Inc.	109,148	3,946,792
Green Mountain Coffee Roasters, Inc. (I)(L)	354,500	10,925,690
Kraft Foods, Inc., Class A	281,330	8,425,834
Nestle SA	56,160	2,904,450
PureCircle, Ltd. (I)(L)	664,626	1,875,016
Tingyi (Cayman Islands) Holding Corp.	186,000	469,982

		34,036,630
Household Products - 0.28%
Clorox Company	14,100	913,962
The Procter & Gamble Company	37,500	2,237,625

		3,151,587
Tobacco - 0.91%
Altria Group, Inc.	90,240	2,014,157
Philip Morris International, Inc.	146,750	7,548,820
Reynolds American, Inc.	9,100	496,314

		10,059,291

		74,289,790
Energy - 7.67%
Electric Utilities - 0.19%
Nextera Energy, Inc.	40,180	2,158,871
Energy Equipment & Services - 1.20%
Baker Hughes, Inc.	29,200	1,097,336
Cameron International Corp. (I)	74,800	2,751,144
National Oilwell Varco, Inc.	65,710	2,470,039
Noble Corp.	95,030	2,957,334
Schlumberger, Ltd.	75,724	4,038,361

		13,314,214
Oil, Gas & Consumable Fuels - 6.28%
Alpha Natural Resources, Inc. (I)	14,671	544,734
Anadarko Petroleum Corp.	301,330	13,858,167
BG Group PLC	305,534	4,922,100
Cameco Corp. (Toronto Stock Exchange)	163,420	3,982,545
Chesapeake Energy Corp.	41,210	852,223
Chevron Corp.	61,200	4,538,592
Cobalt International Energy, Inc. (I)	235,850	1,924,536
ConocoPhillips	64,100	3,360,763
CONSOL Energy, Inc.	289,486	9,321,449
EOG Resources, Inc.	27,600	2,397,612
Exxon Mobil Corp.	137,077	8,109,475
Inpex Corp.	180	814,589
Karoon Gas Australia, Ltd. (I)	288,598	1,709,124
Marathon Oil Corp.	87,780	2,676,412
Massey Energy Company	51,610	1,483,788
Occidental Petroleum Corp.	67,881	4,960,743
Overseas Shipholding Group, Inc. (L)	36,835	1,186,087
Venoco, Inc. (I)(L)	134,030	2,372,331
Whiting Petroleum Corp. (I)(L)	9,700	822,948

		69,838,218

		85,311,303
Financials - 10.46%
Capital Markets - 3.16%
Ameriprise Financial, Inc.	229,400	9,997,252
Invesco, Ltd.	246,970	4,470,157
TD Ameritrade Holding Corp. (I)	180,620	2,638,858
The Goldman Sachs Group, Inc.	29,287	4,010,562
UBS AG (I)	507,858	8,547,250

The accompanying notes are an integral part of the financial statements.	89

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
UBS AG, (Swiss Exchange) (I)	327,160	$5,505,318

		35,169,397
Commercial Banks - 2.49%
BanColombia SA (L)	35,310	2,267,961
Bank Rakyat Indonesia Tbk PT	131,000	134,661
Barclays PLC	317,260	1,458,143
PNC Financial Services Group, Inc.	67,763	3,453,202
Standard Chartered PLC (I)	123,488	3,294,826
Wells Fargo & Company	725,614	17,088,210

		27,697,003
Consumer Finance - 0.10%
Shriram Transport Finance Company	75,502	1,150,839
Diversified Financial Services - 0.96%
Bank of America Corp.	323,864	4,032,107
Great American Group, Inc. (I)	471,600	330,120
JPMorgan Chase & Company	126,406	4,596,122
PHH Corp. (I)(L)	95,010	1,758,635

		10,716,984
Insurance - 2.99%
ACE, Ltd.	210,782	11,270,514
Assured Guaranty, Ltd.	73,200	1,130,940
Chubb Corp.	85,950	4,737,564
Genworth Financial, Inc., Class A (I)	192,750	2,087,483
Hartford Financial Services Group, Inc.	83,846	1,690,335
Marsh & McLennan Companies, Inc.	169,000	4,008,680
MetLife, Inc.	25,600	962,560
Principal Financial Group, Inc.	124,700	2,874,335
Unum Group	223,900	4,489,195

		33,251,606
Real Estate Investment Trusts - 0.33%
Annaly Capital Management, Inc.	30,700	533,566
AvalonBay Communities, Inc.	7,300	768,106
HCP, Inc.	22,600	795,972
Public Storage	2,600	254,852
Ventas, Inc.	15,800	798,058
Vornado Realty Trust	5,600	453,936

		3,604,490
Real Estate Management & Development - 0.04%
BR Malls Participacoes SA	30,950	484,626
Thrifts & Mortgage Finance - 0.39%
MGIC Investment Corp. (I)(L)	212,220	1,532,228
Radian Group, Inc. (L)	353,360	2,236,769
The PMI Group, Inc. (I)(L)	198,340	610,887

		4,379,884

		116,454,829
Health Care - 10.84%
Biotechnology - 0.67%
Amgen, Inc. (I)	29,200	1,490,368
Celgene Corp. (I)	47,540	2,449,261
Momenta Pharmaceuticals, Inc. (I)	87,700	1,267,265
Novavax, Inc. (I)(L)	839,570	1,687,536
Regeneron Pharmaceuticals, Inc. (I)	24,820	545,544

		7,439,974
Health Care Equipment & Supplies - 0.91%
Covidien PLC	15,340	542,116
HeartWare International, Inc. (I)	10,010	648,248
Medtronic, Inc.	245,871	7,740,019

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Thoratec Corp. (I)(L)	37,630	$1,211,686

		10,142,069
Health Care Providers & Services - 2.22%
Aetna, Inc.	169,810	4,537,323
CIGNA Corp.	118,950	3,832,569
Medco Health Solutions, Inc. (I)	48,000	2,087,040
UnitedHealth Group, Inc.	449,250	14,250,210

		24,707,142
Health Care Technology - 0.63%
SXC Health Solutions Corp. (I)	89,722	6,980,372
Life Sciences Tools & Services - 0.88%
Pharmaceutical Product Development, Inc.	377,550	8,672,324
Thermo Fisher Scientific, Inc. (I)	27,800	1,170,936

		9,843,260
Pharmaceuticals - 5.53%
Allergan, Inc.	21,200	1,302,104
Bristol-Myers Squibb Company	128,770	3,358,322
Elan Corp. PLC (I)(L)	831,735	3,642,999
Eli Lilly & Company	238,813	8,014,564
Johnson & Johnson	77,203	4,402,115
King Pharmaceuticals, Inc. (I)	4,410	38,411
MAP Pharmaceuticals, Inc. (I)(L)	43,920	474,995
Merck & Company, Inc.	210,028	7,384,584
Pfizer, Inc.	1,093,725	17,423,039
Roche Holdings AG	28,942	3,931,457
Salix Pharmaceuticals, Ltd. (I)(L)	32,500	1,230,450
Teva Pharmaceutical Industries, Ltd., SADR	150,130	7,593,575
UCB SA	97,632	2,779,161

		61,575,776

		120,688,593
Industrials - 14.14%
Aerospace & Defense - 3.88%
BE Aerospace, Inc. (I)	169,190	4,559,671
European Aeronautic Defence &
Space Company (I)	139,410	3,060,147
General Dynamics Corp.	130,514	7,291,817
Lockheed Martin Corp.	71,900	4,998,488
Northrop Grumman Corp.	119,380	6,460,846
Precision Castparts Corp.	13,730	1,553,961
Rolls-Royce Group PLC (I)	288,859	2,448,508
Safran SA	111,537	2,732,995
The Boeing Company	85,800	5,244,954
TransDigm Group, Inc.	18,850	1,091,227
Triumph Group, Inc.	15,610	1,036,192
Zodiac SA	46,199	2,767,965

		43,246,771
Air Freight & Logistics - 1.17%
Expeditors International of Washington, Inc.	120,800	4,782,472
United Parcel Service, Inc., Class B	129,842	8,283,920

		13,066,392
Airlines - 2.44%
AirAsia BHD (I)	2,646,260	1,406,697
Allegiant Travel Company (L)	27,520	1,035,578
AMR Corp. (I)(L)	284,280	1,736,951
Cathay Pacific Airways, Ltd.	440,500	1,086,894
Copa Holdings SA, Class A	51,050	2,490,219
Delta Air Lines, Inc. (I)	773,825	8,094,210
Deutsche Lufthansa AG (I)	66,771	1,047,041
JetBlue Airways Corp. (I)(L)	168,190	960,365
UAL Corp. (I)(L)	290,230	6,149,974

The accompanying notes are an integral part of the financial statements.	90

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines (continued)
US Airways Group, Inc. (I)(L)	344,570	$3,114,913
		27,122,842
Building Products - 0.25%
Ameresco, Inc., Class A (I)	96,000	1,169,280
Masco Corp.	150,350	1,577,172

		2,746,452
Commercial Services & Supplies - 1.28%
Corrections Corp. of America (I)	422,690	9,430,214
Republic Services, Inc.	21,300	626,859
SYKES Enterprises, Inc. (I)	110,650	1,323,374
Waste Management, Inc. (L)	86,983	2,878,267

		14,258,714
Electrical Equipment - 0.26%
Regal-Beloit Corp.	51,680	2,858,938
Industrial Conglomerates - 1.19%
3M Company	68,404	5,373,134
Beijing Enterprises Holdings, Ltd.	104,500	738,947
General Electric Company	176,700	2,558,616
Smiths Group PLC	19,818	348,284
Tyco International, Ltd.	114,050	4,251,784

		13,270,765
Machinery - 3.32%
ArvinMeritor, Inc. (I)(L)	695,320	9,087,832
Atlas Copco AB, Series A	20,521	310,794
Deere & Company	9,900	626,373
Flowserve Corp.	31,200	2,788,656
Illinois Tool Works, Inc.	91,900	3,791,794
Ingersoll-Rand PLC (L)	462,282	15,038,033
Navistar International Corp. (I)	61,400	2,571,432
Pall Corp.	5,900	201,721
Terex Corp. (I)(L)	116,960	2,129,842
United Tractors Tbk PT	189,000	384,430

		36,930,907
Road & Rail - 0.19%
J.B. Hunt Transport Services, Inc.	64,940	2,126,136
Trading Companies & Distributors - 0.16%
Beacon Roofing Supply, Inc. (I)	89,920	1,252,586
Mitsui & Company, Ltd.	38,520	503,379

		1,755,965

		157,383,882
Information Technology - 18.82%
Communications Equipment - 3.26%
Aruba Networks, Inc. (I)	110,840	2,036,131
Cisco Systems, Inc. (I)	300,180	6,018,609
CommScope, Inc. (I)	30,590	573,563
F5 Networks, Inc. (I)	26,290	2,298,535
HUGHES Telematics, Inc. (I)	28,605	61,501
Nokia Oyj	68,320	584,819
Polycom, Inc. (I)	285,195	8,122,354
QUALCOMM, Inc.	403,670	15,464,598
Riverbed Technology, Inc. (I)	29,660	1,137,758

		36,297,868
Computers & Peripherals - 3.51%
Apple, Inc. (I)	100,342	24,420,233
EMC Corp. (I)	244,230	4,454,755
Hewlett-Packard Company	68,520	2,636,650
Lexmark International, Inc., Class A (I)(L)	54,670	1,912,903
NetApp, Inc. (I)(L)	56,530	2,286,073
Netezza Corp. (I)	71,370	1,388,860

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
QLogic Corp. (I)	101,030	$1,504,842
Seagate Technology PLC (I)	46,710	473,172

		39,077,488
Electronic Equipment, Instruments & Components - 0.63%
Flextronics International, Ltd. (I)(L)	63,320	312,168
Jabil Circuit, Inc.	166,380	1,705,395
Power-One, Inc. (I)(L)	74,350	756,883
Samsung SDI Company, Ltd.	5,320	744,357
Sanmina-SCI Corp. (I)	383,800	3,465,714

		6,984,517
Internet Software & Services - 3.10%
Akamai Technologies, Inc. (I)(L)	40,530	1,867,217
Baidu, Inc., SADR (I)	32,350	2,537,211
E-Access, Ltd. (L)	1,371	997,488
eBay, Inc. (I)	574,630	13,354,401
Equinix, Inc. (I)(L)	20,340	1,855,211
Google, Inc., Class A (I)	5,200	2,340,104
GSI Commerce, Inc. (I)	284,410	6,476,016
IAC/InterActiveCorp (I)	47,950	1,188,681
Monster Worldwide, Inc. (I)(L)	203,508	2,244,693
Support.com, Inc. (I)	152,310	578,778
VistaPrint NV (I)	33,290	1,021,337

		34,461,137
IT Services - 1.57%
Alliance Data Systems Corp. (I)(L)	24,800	1,393,512
Automatic Data Processing, Inc.	180,543	6,970,765
Cognizant Technology Solutions
Corp., Class A (I)	19,100	1,100,256
Teradata Corp. (I)	8,700	284,838
The Western Union Company	495,298	7,766,273

		17,515,644
Semiconductors & Semiconductor Equipment - 2.88%
Analog Devices, Inc.	140,800	3,925,504
ARM Holdings PLC	138,751	772,767
Broadcom Corp., Class A	128,900	3,863,133
GT Solar International, Inc. (I)	129,690	1,002,504
Intel Corp.	61,000	1,080,920
Maxim Integrated Products, Inc. (L)	431,670	6,850,603
Micron Technology, Inc. (I)	400,860	2,591,560
OmniVision Technologies, Inc. (I)(L)	53,000	1,086,500
Samsung Electronics Company, Ltd.	696	440,072
Skyworks Solutions, Inc. (I)(L)	413,950	7,393,147
Texas Instruments, Inc.	95,877	2,208,047
Xilinx, Inc. (L)	31,800	767,970

		31,982,727
Software - 3.87%
Adobe Systems, Inc. (I)	243,453	6,758,255
Cadence Design Systems, Inc. (I)(L)	84,970	577,796
Citrix Systems, Inc. (I)	53,130	3,078,352
Concur Technologies, Inc. (I)(L)	22,820	1,067,291
Informatica Corp. (I)(L)	66,910	2,151,826
Microsoft Corp.	126,673	2,974,282
Oracle Corp.	600,590	13,140,909
Red Hat, Inc. (I)	119,300	4,121,815
Rovi Corp. (I)(L)	97,550	4,244,401
Salesforce.com, Inc. (I)	10,400	1,142,752
VMware, Class A (I)(L)	48,620	3,820,073

		43,077,752

		209,397,133

The accompanying notes are an integral part of the financial statements.	91

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Materials - 6.94%
Chemicals - 3.74%
A. Schulman, Inc.	66,830	$1,214,301
CF Industries Holdings, Inc.	50,620	4,682,350
Georgia Gulf Corp. (I)	72,820	946,660
Huabao International Holdings, Ltd.	829,910	1,199,047
Incitec Pivot, Ltd.	450,983	1,357,700
Methanex Corp.	92,120	1,966,762
Monsanto Company	90,380	4,758,507
Potash Corp. of Saskatchewan, Inc.	9,830	1,447,468
PPG Industries, Inc.	29,297	1,928,622
The Dow Chemical Company	290,340	7,075,586
The Mosaic Company	190,208	11,157,601
The Sherwin-Williams Company	54,477	3,834,091

		41,568,695
Containers & Packaging - 1.25%
Owens-Illinois, Inc. (I)	386,186	9,677,821
Rexam PLC	911,430	4,232,672

		13,910,493
Metals & Mining - 1.95%
Andean Resources, Ltd. (I)	144,551	641,184
AngloGold Ashanti, Ltd. (L)	81,330	3,439,446
Barrick Gold Corp.	53,220	2,488,567
CGA Mining, Ltd. (I)	150,880	291,474
Detour Gold Corp. (I)	87,070	2,600,628
Freeport-McMoRan Copper & Gold, Inc.	33,990	2,446,600
Fronteer Gold, Inc. (I)	92,830	688,799
Goldcorp, Inc.	45,450	2,009,799
Rio Tinto PLC, SADR (L)	24,700	1,245,621
Teck Resoucres, Ltd., Class B	16,180	540,088
Titanium Metals Corp. (I)(L)	49,580	898,390
Vale SA, SADR (L)	56,580	1,513,515
Vallar PLC (I)	112,126	1,655,135
Xstrata PLC	81,530	1,272,481

		21,731,727

		77,210,915
Telecommunication Services - 1.11%
Diversified Telecommunication Services - 0.63%
AT&T, Inc.	205,500	5,554,665
BCE, Inc.	21,900	684,156
Verizon Communications, Inc.	25,800	761,358

		7,000,179
Wireless Telecommunication Services - 0.48%
American Tower Corp., Class A (I)	43,100	2,019,666
Crown Castle International Corp. (I)	28,700	1,180,144
SBA Communications Corp., Class A (I)(L)	59,340	2,124,372

		5,324,182

		12,324,361
Utilities - 1.09%
Electric Utilities - 0.56%
Cia Energetica de Minas Gerais, ADR (L)	111,490	1,841,815
PPL Corp.	104,760	2,845,282
Southern Company	42,000	1,540,980

		6,228,077
Gas Utilities - 0.38%
UGI Corp.	152,650	4,213,132
Multi-Utilities - 0.15%
Ameren Corp.	34,200	959,994

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities (continued)
Dominion Resources, Inc.	18,200	$778,232

		1,738,226

		12,179,435

TOTAL COMMON STOCKS (Cost $1,069,828,970)		$1,039,814,345

PREFERRED STOCKS - 0.14%
Consumer Discretionary - 0.14%
Automobiles - 0.14%
Volkswagen AG (N)	15,270	1,515,398

TOTAL PREFERRED STOCKS (Cost $1,431,182)		$1,515,398

INVESTMENT COMPANIES - 1.00%
Investment Companies - 1.00%
Consumer Staples Select Sector SPDR Fund	60,800	1,609,984
IPATH S&P 500 VIX Mid-term
Futures ETN (I)	13,700	1,264,373
IPATH S&P 500 VIX Short-term
Futures ETN (I)(L)	70,700	1,550,451
Ishares Barclays 20+ Year Treasury
Bond Fund (L)	17,800	1,932,368
SPDR S&P Midcap 400 ETF Trust (L)	27,200	3,569,728
SPDR Trust Series 1 (L)	11,700	1,233,999

		11,160,903

TOTAL INVESTMENT COMPANIES (Cost $10,773,062)		$11,160,903

SHORT-TERM INVESTMENTS - 19.39%
Repurchase Agreement - 5.63%
Deutsche Bank Tri-Party Repurchase
Agreement dated 08/31/2010 at 0.250% to
be repurchased at $62,700,435 on
09/01/2010 collateralized by
$62,700,000 Federal Home Loan Mortgage
Corp., 5.50% due 08/01/2040 (valued at
$63,954,000 including interest)	$62,700,000	62,700,000
Securities Lending Collateral - 13.76%
John Hancock Collateral Investment
Trust, 0.3330% (W)(Y)	15,293,254	153,087,001

TOTAL SHORT-TERM INVESTMENTS (Cost $215,780,401)		$215,787,001

Total Investments (Alpha Opportunities Fund)
(Cost $1,297,813,615) - 113.97%		$1,268,277,647
Other assets and liabilities, net - (13.97%)		(155,433,139)

TOTAL NET ASSETS - 100.00%		$1,112,844,508

Alternative Asset Allocation Fund
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 96.67%
Affiliated Investment Companies - 88.94%
Equity (G) - 43.34%
Global Real Estate, Class NAV (Deutsche)	36,715	$247,825
John Hancock Funds II Emerging Markets
Value, Class NAV (DFA)	17,138	185,433
John Hancock Funds II International Small
Cap, Class NAV (Templeton)	4,195	57,513

The accompanying notes are an integral part of the financial statements.	92

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Alternative Asset Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
Equity (G) (continued)
John Hancock Funds II International Small
Company, Class NAV (DFA)	7,731	$54,732
John Hancock Funds II Natural
Resources, Class NAV (Wellington)	4,203	77,288

		622,791
Fixed Income (G) - 45.60%
John Hancock Funds II Global
Bond, Class NAV (PIMCO)	12,755	162,750
John Hancock Funds II Floating Rate
Income, Class NAV (WAMCO)	19,721	185,775
John Hancock Funds II High Income,
Class NAV (MFC Global U.S.) (A)	5,480	42,856
John Hancock Funds II High
Yield, Class NAV (WAMCO)	3,335	29,145
John Hancock Funds II U.S. High Yield Bond,
Class NAV (Wells Capital)	3,472	43,821
Real Return Bond, Class NAV (PIMCO)	14,736	190,973

		655,320

		1,278,111
Unaffiliated Investment Companies - 7.73%
Equity - 7.73%
PowerShares DB Commodity Index
Tracking Fund (I)	5,000	111,000

		111,000

TOTAL INVESTMENT COMPANIES (Cost $1,060,344)		$1,389,111

Total Investments (Alternative Asset Allocation Fund)
(Cost $1,060,344) - 96.67%		$1,389,111
Other assets and liabilities, net - 3.33%		47,878

TOTAL NET ASSETS - 100.00%		$1,436,989

Blue Chip Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.04%
Consumer Discretionary - 21.54%
Auto Components - 0.29%
Johnson Controls, Inc.	201,700	$5,351,101
Hotels, Restaurants & Leisure - 6.28%
Carnival Corp.	476,400	14,854,152
Las Vegas Sands Corp. (I)(L)	138,600	3,926,538
Marriott International, Inc., Class A (L)	805,485	25,783,575
McDonald’s Corp.	318,000	23,233,080
Starbucks Corp.	1,151,000	26,461,490
Starwood Hotels & Resorts
Worldwide, Inc. (L)	316,600	14,794,718
Wynn Macau, Ltd.	1,926,800	3,339,420
Wynn Resorts, Ltd. (L)	56,800	4,578,647

		116,971,620
Household Durables - 0.17%
Stanley Black & Decker, Inc.	58,300	3,127,212
Internet & Catalog Retail - 5.34%
Amazon.com, Inc. (I)	620,811	77,495,836
Liberty Media Corp. - Interactive, Class A (I)	945,700	9,977,135
priceline.com, Inc. (I)(L)	41,700	12,154,716

		99,627,687

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Equipment & Products - 0.34%
Mattel, Inc.	305,200	$6,406,148
Media - 3.64%
Discovery Communications, Inc., Series C (I)	505,800	17,096,040
Omnicom Group, Inc.	224,300	7,852,743
The McGraw-Hill Companies, Inc.	9,900	273,735
The Walt Disney Company	770,600	25,113,854
Time Warner, Inc.	585,233	17,545,285

		67,881,657
Multiline Retail - 1.34%
Dollar Tree, Inc. (I)	45,450	2,060,249
Kohl’s Corp. (I)	489,370	22,990,603

		25,050,852
Specialty Retail - 2.51%
Bed Bath & Beyond, Inc. (I)	399,200	14,359,224
CarMax, Inc. (I)(L)	63,100	1,257,583
Lowe’s Companies, Inc.	843,200	17,116,960
O’Reilly Automotive, Inc. (I)(L)	276,200	13,055,974
The Gap, Inc.	55,800	942,462

		46,732,203
Textiles, Apparel & Luxury Goods - 1.63%
Coach, Inc. (L)	308,200	11,045,888
NIKE, Inc., Class B	217,800	15,246,000
Polo Ralph Lauren Corp.	54,600	4,135,404

		30,427,292

		401,575,772
Consumer Staples - 1.61%
Beverages - 0.80%
PepsiCo, Inc.	230,866	14,816,980
The Coca-Cola Company	1,900	106,248

		14,923,228
Food Products - 0.04%
General Mills, Inc.	19,100	690,656
Household Products - 0.77%
The Procter & Gamble Company	241,928	14,435,844

		30,049,728
Energy - 6.34%
Energy Equipment & Services - 3.64%
Cameron International Corp. (I)	324,300	11,927,754
FMC Technologies, Inc. (I)(L)	218,200	13,495,670
McDermott International, Inc. (I)	263,000	3,371,660
Schlumberger, Ltd.	732,708	39,075,318

		67,870,402
Oil, Gas & Consumable Fuels - 2.70%
EOG Resources, Inc.	343,300	29,822,471
Exxon Mobil Corp.	9,562	565,688
Peabody Energy Corp.	265,300	11,354,840
Range Resources Corp. (L)	64,800	2,190,888
Southwestern Energy Company (I)	18,900	618,408
Suncor Energy, Inc.	150,300	4,548,078
Ultra Petroleum Corp. (I)	30,500	1,189,805

		50,290,178

		118,160,580
Financials - 13.08%
Capital Markets - 6.03%
Ameriprise Financial, Inc.	282,889	12,328,303
Credit Suisse Group AG	87,300	3,814,297
Franklin Resources, Inc.	435,035	41,985,228

The accompanying notes are an integral part of the financial statements.	93

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Invesco, Ltd.	594,100	$10,753,210
Morgan Stanley	264,000	6,518,160
Northern Trust Corp.	235,611	10,871,092
State Street Corp.	179,629	6,301,385
TD Ameritrade Holding Corp. (I)	56,900	831,309
The Bank of New York Mellon Corp.	15,739	381,986
The Charles Schwab Corp.	297,014	3,789,899
The Goldman Sachs Group, Inc.	108,424	14,847,583

		112,422,452
Commercial Banks - 1.64%
PNC Financial Services Group, Inc.	5,900	300,664
U.S. Bancorp	590,700	12,286,560
Wells Fargo & Company	763,100	17,971,005

		30,558,229
Consumer Finance - 2.03%
American Express Company	950,048	37,878,414
Diversified Financial Services - 2.95%
CME Group, Inc.	200	49,616
IntercontinentalExchange, Inc. (I)	172,650	16,498,434
JPMorgan Chase & Company	799,100	29,055,276
NYSE Euronext	335,500	9,306,770

		54,910,096
Insurance - 0.43%
Prudential Financial, Inc.	160,000	8,091,200

		243,860,391
Health Care - 7.48%
Biotechnology - 1.57%
Amgen, Inc. (I)	7,400	377,696
Celgene Corp. (I)	511,100	26,331,872
Vertex Pharmaceuticals, Inc. (I)(L)	75,300	2,510,502

		29,220,070
Health Care Equipment & Supplies - 1.24%
Becton, Dickinson & Company	1,900	129,561
Intuitive Surgical, Inc. (I)(L)	18,750	4,969,313
Medtronic, Inc.	146	4,596
St. Jude Medical, Inc. (I)	210,764	7,286,111
Stryker Corp. (L)	247,121	10,673,156

		23,062,737
Health Care Providers & Services - 3.06%
Cardinal Health, Inc.	30,600	916,776
Express Scripts, Inc. (I)	857,500	36,529,500
McKesson Corp.	335,500	19,475,775
Medco Health Solutions, Inc. (I)	1,900	82,612
WellPoint, Inc. (I)	228	11,327

		57,015,990
Health Care Technology - 0.12%
Cerner Corp. (I)(L)	32,200	2,345,770
Life Sciences Tools & Services - 0.07%
Life Technologies Corp. (I)	13,300	568,841
Thermo Fisher Scientific, Inc. (I)	18,800	791,856

		1,360,697
Pharmaceuticals - 1.42%
Allergan, Inc.	340,200	20,895,084
Shire PLC, ADR (L)	86,800	5,615,960

		26,511,044

		139,516,308

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials - 13.15%
Aerospace & Defense - 2.38%
Honeywell International, Inc.	56,900	$2,224,221
Precision Castparts Corp.	230,200	26,054,036
United Technologies Corp.	247,600	16,145,996

		44,424,253
Air Freight & Logistics - 1.54%
Expeditors International of Washington, Inc.	440,900	17,455,231
FedEx Corp.	144,400	11,270,420

		28,725,651
Electrical Equipment - 1.72%
Emerson Electric Company	461,400	21,524,310
Rockwell Automation, Inc. (L)	206,700	10,570,638

		32,094,948
Industrial Conglomerates - 1.58%
3M Company	375,500	29,495,525
Machinery - 3.65%
Danaher Corp. (L)	1,639,474	59,562,090
Deere & Company	89,300	5,650,011
Eaton Corp.	7,600	528,048
Illinois Tool Works, Inc.	56,900	2,347,694

		68,087,843
Road & Rail - 0.83%
Union Pacific Corp.	211,700	15,441,398
Trading Companies & Distributors - 1.45%
Fastenal Company (L)	399,900	18,103,473
WW Grainger, Inc. (L)	83,500	8,833,465

		26,936,938

		245,206,556
Information Technology - 31.13%
Communications Equipment - 3.90%
Cisco Systems, Inc. (I)	761,482	15,267,714
Juniper Networks, Inc. (I)	1,014,379	27,591,108
QUALCOMM, Inc.	780,323	29,894,174

		72,752,996
Computers & Peripherals - 7.94%
Apple, Inc. (I)	556,400	135,411,068
EMC Corp. (I)	585,200	10,674,047
Hewlett-Packard Company	48,400	1,862,432

		147,947,547
Electronic Equipment, Instruments & Components - 0.43%
Corning, Inc.	507,500	7,957,600
Internet Software & Services - 8.62%
Akamai Technologies, Inc. (I)(L)	256,000	11,793,920
Baidu, Inc., SADR (I)(L)	305,300	23,944,679
eBay, Inc. (I)	362,462	8,423,617
Google, Inc., Class A (I)	209,384	94,226,988
Tencent Holdings, Ltd.	1,214,500	22,333,225

		160,722,429
IT Services - 5.77%
Accenture PLC, Class A	331,600	12,136,560
Automatic Data Processing, Inc.	118,767	4,585,594
Fiserv, Inc. (I)	218,500	10,931,555
International Business Machines Corp.	126,700	15,613,240
MasterCard, Inc., Class A	127,860	25,362,310
The Western Union Company	466,100	7,308,448
Visa, Inc., Class A (L)	458,400	31,620,432

		107,558,139

The accompanying notes are an integral part of the financial statements.	94

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 3.42%
Altera Corp. (L)	418,200	$10,316,994
Broadcom Corp., Class A	546,200	16,369,615
First Solar, Inc. (I)(L)	5,600	715,960
Intel Corp.	99,000	1,754,280
Marvell Technology Group, Ltd. (I)	1,067,190	17,011,009
Xilinx, Inc. (L)	731,775	17,672,366

		63,840,224
Software - 1.05%
Adobe Systems, Inc. (I)	225	6,246
Autodesk, Inc. (I)	140,500	3,898,875
Intuit, Inc. (I)	132,400	5,666,720
Microsoft Corp.	339,166	7,963,618
Salesforce.com, Inc. (I)	18,600	2,043,768

		19,579,227

		580,358,162
Materials - 2.81%
Chemicals - 2.73%
Ecolab, Inc.	1,900	90,060
Monsanto Company	49,504	2,606,385
Praxair, Inc.	466,200	40,107,186
The Mosaic Company	25,700	1,507,562
The Sherwin-Williams Company	95,200	6,700,175

		51,011,368
Metals & Mining - 0.08%
Freeport-McMoRan Copper & Gold, Inc.	19,800	1,425,204

		52,436,572
Telecommunication Services - 1.90%
Wireless Telecommunication Services - 1.90%
American Tower Corp., Class A (I)	753,562	35,311,915

TOTAL COMMON STOCKS (Cost $1,582,438,837)		$1,846,475,984

SHORT-TERM INVESTMENTS - 10.76%
Short-Term Securities* - 0.83%
T. Rowe Price Reserve Investment
Fund, 0.3098%	$13,630,898	13,630,898
State Street Institutional US Government
Money Market Fund, 0.1195% (Y)	1,850,031	1,850,009

		15,480,907
Securities Lending Collateral - 9.93%
John Hancock Collateral Investment
Trust, 0.3330% (W)(Y)	18,504,893	185,235,833

TOTAL SHORT-TERM INVESTMENTS (Cost $200,647,766)		$200,716,740

Total Investments (Blue Chip Growth Fund)
(Cost $1,783,086,603) - 109.80%		$2,047,192,724
Other assets and liabilities, net - (9.80%)		(182,734,607)

TOTAL NET ASSETS - 100.00%		$1,864,458,117

Capital Appreciation Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.22%
Consumer Discretionary - 20.62%
Auto Components - 0.75%
Johnson Controls, Inc.	429,349	$11,390,629

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 2.92%
Marriott International, Inc., Class A (L)	771,906	$24,708,711
Starbucks Corp.	847,759	19,489,979

		44,198,690
Internet & Catalog Retail - 3.81%
Amazon.com, Inc. (I)	462,629	57,749,978
Media - 3.05%
The Walt Disney Company (L)	1,416,054	46,149,200
Multiline Retail - 3.37%
Dollar General Corp. (I)(L)	700,009	19,117,246
Target Corp.	624,144	31,931,207

		51,048,453
Specialty Retail - 1.59%
Staples, Inc. (L)	780,969	13,877,819
Tiffany & Company (L)	259,012	10,264,646

		24,142,465
Textiles, Apparel & Luxury Goods - 5.13%
Coach, Inc.	472,472	16,933,396
Lululemon Athletica, Inc. (I)	28,201	931,197
NIKE, Inc., Class B	564,721	39,530,470
Polo Ralph Lauren Corp. (L)	268,583	20,342,476

		77,737,539

		312,416,954
Consumer Staples - 7.24%
Food & Staples Retailing - 2.18%
Costco Wholesale Corp.	291,454	16,481,724
Whole Foods Market, Inc. (I)(L)	477,348	16,606,937

		33,088,661
Food Products - 3.96%
Kraft Foods, Inc., Class A	759,573	22,749,211
Mead Johnson Nutrition Company	284,896	14,868,722
Unilever PLC	813,029	21,486,904
Unilever PLC, SADR (L)	31,867	846,388

		59,951,225
Household Products - 1.10%
Colgate-Palmolive Company	225,120	16,622,861

		109,662,747
Energy - 4.65%
Energy Equipment & Services - 2.63%
Schlumberger, Ltd.	746,931	39,833,830
Oil, Gas & Consumable Fuels - 2.02%
Occidental Petroleum Corp.	419,331	30,644,709

		70,478,539
Financials - 4.90%
Capital Markets - 3.46%
Morgan Stanley	618,029	15,259,136
The Charles Schwab Corp.	1,324,225	16,897,111
The Goldman Sachs Group, Inc.	147,669	20,221,793

		52,378,040
Diversified Financial Services - 1.44%
JPMorgan Chase & Company	601,441	21,868,395

		74,246,435
Health Care - 13.74%
Biotechnology - 2.74%
Celgene Corp. (I)	574,244	29,585,051

The accompanying notes are an integral part of the financial statements.	95

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc. (I)(L)	357,870	$11,931,386

		41,516,437
Health Care Equipment & Supplies - 1.57%
Alcon, Inc.	146,796	23,810,311
Health Care Providers & Services - 2.95%
Express Scripts, Inc. (I)	598,001	25,474,843
Medco Health Solutions, Inc. (I)	439,911	19,127,330

		44,602,173
Life Sciences Tools & Services - 0.80%
Illumina, Inc. (I)(L)	282,409	12,112,522
Pharmaceuticals - 5.68%
Abbott Laboratories	558,065	27,534,927
Allergan, Inc.	268,717	16,504,598
Mylan, Inc. (I)(L)	529,210	9,081,244
Shire PLC, ADR (L)	152,653	9,876,649
Teva Pharmaceutical Industries, Ltd., SADR	457,092	23,119,713

		86,117,131

		208,158,574
Industrials - 8.92%
Aerospace & Defense - 4.66%
Precision Castparts Corp.	236,048	26,715,913
The Boeing Company	357,116	21,830,501
United Technologies Corp.	338,960	22,103,582

		70,649,996
Air Freight & Logistics - 0.62%
C.H. Robinson Worldwide, Inc.	74,322	4,830,187
Expeditors International of Washington, Inc.	114,876	4,547,941

		9,378,128
Construction & Engineering - 0.44%
Quanta Services, Inc. (I)(L)	371,072	6,657,032
Industrial Conglomerates - 1.03%
Koninklijke Philips Electronics NV	561,544	15,674,328
Machinery - 1.15%
Ingersoll-Rand PLC (L)	534,288	17,380,389
Road & Rail - 1.02%
Union Pacific Corp.	211,942	15,459,049

		135,198,922
Information Technology - 38.15%
Communications Equipment - 5.63%
Cisco Systems, Inc. (I)	1,669,412	33,471,711
Juniper Networks, Inc. (I)	1,188,939	32,339,141
QUALCOMM, Inc.	509,791	19,530,093

		85,340,945
Computers & Peripherals - 8.66%
Apple, Inc. (I)	312,928	76,157,287
Hewlett-Packard Company	560,507	21,568,309
NetApp, Inc. (I)	828,311	33,496,897

		131,222,493
Electronic Equipment, Instruments & Components - 1.11%
Agilent Technologies, Inc. (I)	623,926	16,827,284
Internet Software & Services - 4.65%
Baidu, Inc., SADR (I)	242,244	18,999,197
Google, Inc., Class A (I)	86,113	38,752,572
Tencent Holdings, Ltd.	647,191	11,901,080
Tencent Holdings, Ltd., ADR (L)	41,993	769,732

		70,422,581

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services - 7.51%
International Business Machines Corp.	296,015	$36,477,928
MasterCard, Inc., Class A	189,123	37,514,438
Visa, Inc., Class A (L)	577,256	39,819,119

		113,811,485
Semiconductors & Semiconductor Equipment - 3.25%
Broadcom Corp., Class A	569,475	17,067,166
Intel Corp.	1,091,660	19,344,215
Marvell Technology Group, Ltd. (I)	808,843	12,892,957

		49,304,338
Software - 7.34%
Adobe Systems, Inc. (I)	1,087,475	30,188,306
Microsoft Corp.	956,624	22,461,532
Salesforce.com, Inc. (I)(L)	289,288	31,786,965
SolarWinds, Inc. (I)(L)	29,782	429,456
VMware, Class A (I)(L)	335,778	26,382,079

		111,248,338

		578,177,464

TOTAL COMMON STOCKS (Cost $1,357,989,159)		$1,488,339,635

SHORT-TERM INVESTMENTS - 15.60%
Short-Term Securities* - 1.22%
State Street Institutional Investment Treasury
Money Market Fund, 0.0344% (Y)	$18,415,269	18,415,269
Securities Lending Collateral - 14.38%
John Hancock Collateral Investment
Trust, 0.3330% (W)(Y)	21,774,438	217,964,297

TOTAL SHORT-TERM INVESTMENTS (Cost $236,305,000)		$236,379,566

Total Investments (Capital Appreciation Fund)
(Cost $1,594,294,159) - 113.82%		$1,724,719,201
Other assets and liabilities, net - (13.82%)		(209,435,455)

TOTAL NET ASSETS - 100.00%		$1,515,283,746

Core Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 60.62%
U.S. Treasury Bonds - 3.41%
3.875%, 08/15/2040	$2,582,000	$2,750,233
4.250%, 05/15/2039	1,033,000	1,169,066
4.375%, 11/15/2039 to 05/15/2040	6,046,000	6,987,801
4.625%, 02/15/2040	6,051,000	7,271,602
5.375%, 02/15/2031	1,172,000	1,539,532

		19,718,234
U.S. Treasury Notes - 12.67%
0.750%, 08/15/2013	7,981,000	7,990,976
1.250%, 08/31/2015	14,070,000	14,010,642
1.750%, 07/31/2015	5,070,000	5,176,571
1.875%, 04/30/2014 to 06/30/2015	7,642,000	7,885,365
2.625%, 08/15/2020	10,688,000	10,829,947
2.750%, 02/15/2019	727,000	755,853
3.125%, 04/30/2017	1,010,000	1,090,642
3.500%, 05/15/2020	10,220,000	11,140,618
3.625%, 02/15/2020	10,636,000	11,709,577

The accompanying notes are an integral part of the financial statements.	96

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
4.500%, 05/15/2017	$2,289,000	$2,672,408

		73,262,599
Federal Home Loan Mortgage Corp. - 8.26%
4.500%, TBA	5,000,000	5,244,112
5.000%, 09/01/2023	1,723,209	1,834,141
5.500%, TBA	3,182,000	3,396,039
5.500%, 11/01/2018 to 04/01/2038	13,851,151	14,925,638
5.614%, 10/01/2038 (P)	223,937	239,233
5.691%, 03/01/2036 (P)	27,260	29,126
5.717%, 03/01/2036 (P)	166,424	177,814
5.846%, 11/01/2037 (P)	90,046	96,208
5.880%, 03/01/2037 (P)	307,838	328,906
5.901%, 05/01/2037 (P)	3,963,031	4,234,251
5.950%, 01/01/2037 (P)	47,142	50,368
6.000%, TBA	3,956,000	4,252,082
6.000%, 05/01/2020 to 03/01/2036	7,262,141	7,958,223
6.080%, 04/01/2037 (P)	348,417	372,261
6.142%, 06/01/2037 (P)	118,389	126,491
6.500%, 07/01/2034 to 08/01/2038	4,171,409	4,544,942

		47,809,835
Federal National Mortgage Association - 34.13%
3.500%, 07/01/2025	427,028	444,930
4.500%, TBA	28,900,000	30,308,421
5.000%, TBA	500,000	531,016
5.000%, 10/01/2023	4,502,868	4,794,147
5.500%, TBA	6,500,000	6,956,054
5.500%, 01/01/2019 to 10/25/2040	59,220,376	63,854,553
5.538%, 02/01/2039 (P)	545,619	579,670
5.673%, 10/01/2037 (P)	201,777	213,822
5.838%, 02/01/2037 (P)	143,865	153,711
5.841%, 09/01/2037 (P)	518,601	550,835
5.853%, 12/01/2037 (P)	1,036,856	1,107,816
5.877%, 10/01/2037 (P)	151,777	162,164
5.887%, 01/01/2037 (P)	161,459	172,509
5.894%, 04/01/2037 (P)	184,362	196,980
5.904%, 01/01/2037 (P)	224,050	239,384
5.905%, 09/01/2037 (P)	196,424	209,867
5.921%, 07/01/2037 (P)	382,914	409,120
5.924%, 03/01/2037 (P)	252,749	270,046
5.928%, 07/01/2037 (P)	390,260	416,969
5.976%, 07/01/2037 (P)	230,881	246,682
5.996%, 12/01/2036 (P)	101,657	108,614
6.000%, TBA	10,569,000	11,378,282
6.000%, 11/01/2023 to 07/01/2037	54,810,394	60,078,409
6.004%, 11/01/2037 (P)	170,491	182,159
6.019%, 10/01/2037 (P)	128,754	137,565
6.031%, 10/01/2037 (P)	179,319	190,885
6.042%, 09/01/2037 (P)	88,609	94,673
6.250%, 05/15/2029	935,000	1,237,361
6.266%, 09/01/2037 (P)	178,449	192,706
6.298%, 10/01/2036 (P)	146,035	156,029
6.500%, TBA	500,000	544,297
6.500%, 10/01/2037 to 11/01/2037	5,104,971	5,585,023
7.000%, 06/01/2035 to 01/01/2039	1,802,468	1,997,871
7.250%, 05/15/2030	2,516,000	3,707,130

		197,409,700
Government National Mortgage Association - 2.15%
4.000%, 07/20/2040 (P)	1,339,483	1,416,717
3.000%, 08/20/2040 to 10/20/2040 (P)	1,930,000	1,996,485
3.500%, 08/20/2040 to 11/20/2040 (P)	2,032,000	2,126,230
4.500%, TBA	5,500,000	5,813,672

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Government National Mortgage Association (continued)
6.500%, 12/15/2032	$968,044	$1,082,717

		12,435,821

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $345,646,102)		$350,636,189

FOREIGN GOVERNMENT
OBLIGATIONS - 2.41%
Canada - 0.55%
Province of Ontario
4.100%, 06/16/2014	1,495,000	1,644,652
Province of Quebec
3.500%, 07/29/2020	1,470,000	1,523,098

		3,167,750
Chile - 0.24%
Republic of Chile
3.875%, 08/05/2020	1,345,000	1,394,177
Norway - 0.21%
Kingdom of Norway
2.750%, 05/05/2015 (S)	1,182,000	1,237,719
Poland - 0.12%
Republic of Poland
3.875%, 07/16/2015	660,000	680,042
Qatar - 0.41%
Government of Qatar
4.000%, 01/20/2015 (S)	2,245,000	2,357,250
Russia - 0.12%
Government of Russia
3.625%, 04/29/2015 (S)	700,000	695,625
South Korea - 0.42%
Export-Import Bank of Korea
5.500%, 10/17/2012	535,000	570,121
5.875%, 01/14/2015	965,000	1,080,332
Korea Development Bank
4.375%, 08/10/2015	715,000	758,568

		2,409,021
Sweden - 0.34%
Svensk Exportkredit AB
3.250%, 09/16/2014	1,876,000	1,992,199

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $13,312,989)		$13,933,783

CORPORATE BONDS - 18.87%
Basic Materials - 0.84%
Rio Tinto Finance USA, Ltd.
5.875%, 07/15/2013	760,000	845,974
9.000%, 05/01/2019	715,000	977,359
Southern Copper Corp.
6.750%, 04/16/2040	649,000	701,542
The Dow Chemical Company
4.850%, 08/15/2012	955,000	1,007,889
5.900%, 02/15/2015	590,000	653,251
8.550%, 05/15/2019	351,000	440,256
Vale Overseas, Ltd.
6.875%, 11/10/2039	201,000	230,521

		4,856,792
Communications - 3.14%
America Movil SAB de CV
5.000%, 10/16/2019 (S)	783,000	843,919
6.125%, 03/30/2040	184,000	208,578

The accompanying notes are an integral part of the financial statements.	97

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
American Tower Corp.
5.050%, 09/01/2020	$352,000	$355,283
AT&T, Inc.
2.500%, 08/15/2015	625,000	631,808
British Sky Broadcasting Group PLC
9.500%, 11/15/2018 (S)	670,000	926,867
British Telecommunications PLC
9.875%, 12/15/2030	350,000	480,768
Cisco Systems, Inc.
4.450%, 01/15/2020	1,260,000	1,387,630
5.500%, 01/15/2040	471,000	528,217
Comcast Cable Communications
Holdings, Inc.
8.375%, 03/15/2013	934,000	1,085,227
Comcast Corp.
6.400%, 03/01/2040	620,000	708,445
DIRECTV Holdings LLC
6.000%, 08/15/2040	668,000	702,185
DirecTV Holdings LLC / DirecTV Financing
Company, Inc.
4.600%, 02/15/2021	501,000	510,425
France Telecom SA
7.750%, 03/01/2011	530,000	548,527
Frontier Communications Corp.
8.125%, 10/01/2018	370,000	392,200
8.250%, 04/15/2017	565,000	597,488
8.500%, 04/15/2020	490,000	520,013
Grupo Televisa SA
6.625%, 01/15/2040	503,000	571,115
Omnicom Group, Inc.
4.450%, 08/15/2020	414,000	424,702
Qwest Corp.
7.500%, 10/01/2014	835,000	929,981
Rogers Cable, Inc.
5.500%, 03/15/2014	190,000	211,983
Rogers Communications, Inc.
6.375%, 03/01/2014	1,445,000	1,652,821
Telefonica Emisiones SAU
5.134%, 04/27/2020	1,015,000	1,094,204
5.984%, 06/20/2011	640,000	664,045
Thomson Reuters Corp.
5.950%, 07/15/2013	460,000	517,397
Time Warner, Inc.
6.100%, 07/15/2040	905,000	986,240
Verizon Wireless Capital LLC
8.500%, 11/15/2018	515,000	694,769

		18,174,837
Consumer, Cyclical - 0.25%
Wal-Mart Stores, Inc.
4.875%, 07/08/2040	1,385,000	1,455,685
Consumer, Non-cyclical - 1.49%
Altria Group, Inc.
9.700%, 11/10/2018	704,000	931,784
10.200%, 02/06/2039	330,000	478,126
Anheuser-Busch InBev Worldwide, Inc.
4.125%, 01/15/2015	1,435,000	1,537,623
CareFusion Corp.
4.125%, 08/01/2012	520,000	544,471
Coventry Health Care, Inc.
5.950%, 03/15/2017	880,000	880,852
Kraft Foods, Inc.
5.375%, 02/10/2020	740,000	822,990
6.500%, 02/09/2040	345,000	410,429

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Life Technologies Corp.
4.400%, 03/01/2015	$556,000	$588,741
6.000%, 03/01/2020	411,000	469,472
PepsiCo, Inc.
5.500%, 01/15/2040	370,000	431,707
Pfizer, Inc.
5.350%, 03/15/2015	236,000	272,091
WellPoint, Inc.
6.375%, 06/15/2037	609,000	687,813
WM Wrigley Jr. Company
3.700%, 06/30/2014 (S)	545,000	564,860

		8,620,959
Diversified - 0.37%
Hutchison Whampoa International, Ltd.
4.625%, 09/11/2015 (S)	2,015,000	2,129,400
Energy - 2.26%
Anadarko Petroleum Corp.
6.375%, 09/15/2017	1,304,000	1,294,220
Energy Transfer Partners LP
9.000%, 04/15/2019	860,000	1,076,395
Hess Corp.
5.600%, 02/15/2041	424,000	438,279
Husky Energy, Inc.
5.900%, 06/15/2014	520,000	580,711
Kinder Morgan Energy Partners LP
6.550%, 09/15/2040	288,000	322,106
Noble Holding International, Ltd.
6.200%, 08/01/2040	627,000	703,505
Petro-Canada
6.800%, 05/15/2038	290,000	349,161
Petrobras International Finance Company
6.875%, 01/20/2040	956,000	1,056,305
Petroleos Mexicanos
5.500%, 01/21/2021 (S)	195,000	202,878
Plains All American Pipeline LP / PAA
Finance Corp.
3.950%, 09/15/2015	790,000	823,633
Ras Laffan Liquefied Natural Gas
Company, Ltd. III
5.500%, 09/30/2014 (S)	945,000	1,044,283
Rockies Express Pipeline LLC
3.900%, 04/15/2015 (S)	1,686,000	1,676,071
Shell International Finance BV
3.100%, 06/28/2015	1,398,000	1,463,962
Suncor Energy, Inc.
6.500%, 06/15/2038	685,000	798,763
Valero Energy Corp.
9.375%, 03/15/2019	960,000	1,224,039

		13,054,311
Financial - 8.30%
Achmea Hypotheekbank NV
3.200%, 11/03/2014 (S)	2,360,000	2,493,385
American Express Company
7.250%, 05/20/2014	805,000	936,467
Bank of America Corp.
3.700%, 09/01/2015	980,000	978,171
5.625%, 07/01/2020	1,400,000	1,443,393
6.000%, 09/01/2017	625,000	673,676
7.375%, 05/15/2014	1,030,000	1,176,019
Bank of Montreal
2.850%, 06/09/2015 (S)	835,000	876,192
Canadian Imperial Bank of Commerce
2.600%, 07/02/2015 (S)	530,000	543,678

The accompanying notes are an integral part of the financial statements.	98

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Capital One Bank USA NA
8.800%, 07/15/2019	$795,000	$1,007,585
Cie de Financement Foncier
2.125%, 04/22/2013 (S)	700,000	708,954
Citigroup Funding, Inc.
1.875%, 10/22/2012	1,735,000	1,777,449
Citigroup, Inc.
4.750%, 05/19/2015	1,135,000	1,169,258
5.375%, 08/09/2020	330,000	333,298
6.375%, 08/12/2014	693,000	758,291
Credit Suisse New York
3.500%, 03/23/2015	1,040,000	1,078,771
6.000%, 02/15/2018	815,000	888,840
FIH Erhvervsbank A/S
2.000%, 06/12/2013 (S)	1,375,000	1,395,598
Hartford Financial Services Group, Inc.
5.500%, 03/30/2020	705,000	710,037
HCP, Inc.
6.000%, 01/30/2017	190,000	202,096
6.300%, 09/15/2016	119,000	128,030
6.700%, 01/30/2018	315,000	346,210
Health Care Property, Inc.
5.650%, 12/15/2013	915,000	979,654
HSBC Bank USA NA
4.875%, 08/24/2020	1,210,000	1,251,135
HSBC Holdings PLC
6.800%, 06/01/2038	1,080,000	1,281,972
Itau Unibanco Holding SA
6.200%, 04/15/2020 (S)	905,000	959,108
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,035,000	1,167,627
JPMorgan Chase Capital XXV
6.800%, 10/01/2037	1,025,000	1,047,364
Kilroy Realty LP
6.625%, 06/01/2020 (S)	450,000	463,104
Kreditanstalt Fuer Wiederaufbau
1.375%, 07/15/2013	1,235,000	1,251,316
Lazard Group LLC
6.850%, 06/15/2017	1,315,000	1,399,935
7.125%, 05/15/2015	1,060,000	1,142,311
Liberty Mutual Group, Inc.
7.500%, 08/15/2036 (S)	623,000	629,383
Morgan Stanley
5.500%, 01/26/2020 to 07/24/2020	1,445,000	1,460,992
5.950%, 12/28/2017	475,000	505,182
NIBC Bank NV
2.800%, 12/02/2014 (S)	1,620,000	1,685,931
Nordea Bank AB
3.700%, 11/13/2014 (S)	1,555,000	1,632,879
Qatari Diar Finance QSC
5.000%, 07/21/2020 (S)	1,375,000	1,446,790
Reckson Operating Partnership LP
7.750%, 03/15/2020 (S)	516,000	522,065
Tanger Properties LP
6.125%, 06/01/2020	480,000	528,216
The Goldman Sachs Group, Inc.
3.700%, 08/01/2015	1,566,000	1,585,329
6.000%, 06/15/2020	587,000	632,802
6.750%, 10/01/2037	443,000	453,564
US Bank NA, MTN
5.920%, 05/25/2012	648,019	678,495
WEA Finance LLC
7.125%, 04/15/2018 (S)	330,000	392,013
7.500%, 06/02/2014 (S)	541,000	629,021

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
WEA Finance LLC / WCI Finance LLC
5.400%, 10/01/2012 (S)	$706,000	$757,880
Westpac Banking Corp.
2.250%, 11/19/2012	1,370,000	1,393,722
3.000%, 08/04/2015	1,801,000	1,821,892
4.875%, 11/19/2019	630,000	670,888

		47,995,968
Industrial - 0.22%
Burlington Northern Santa Fe LLC
5.750%, 05/01/2040	1,123,000	1,265,669
Technology - 0.24%
Adobe Systems, Inc.
4.750%, 02/01/2020	705,000	759,290
Oracle Corp.
5.375%, 07/15/2040 (S)	591,000	642,612

		1,401,902
Utilities - 1.76%
Commonwealth Edison Company
4.000%, 08/01/2020	490,000	519,910
Dominion Resources, Inc.
8.875%, 01/15/2019	1,270,000	1,730,990
DPL, Inc.
6.875%, 09/01/2011	1,055,000	1,110,969
Duke Energy Corp.
6.300%, 02/01/2014	925,000	1,058,926
Exelon Generation Company LLC
6.250%, 10/01/2039	520,000	582,373
FirstEnergy Solutions Corp.
6.050%, 08/15/2021	880,000	932,468
6.800%, 08/15/2039	495,000	509,311
Midamerican Energy Holdings Company
6.500%, 09/15/2037	490,000	596,219
Nevada Power Company
8.250%, 06/01/2011	1,425,000	1,499,951
PacifiCorp
6.250%, 10/15/2037	490,000	607,899
Progress Energy, Inc.
6.850%, 04/15/2012	475,000	515,181
Southern California Edison Company
4.500%, 09/01/2040	525,000	527,261

		10,191,458

TOTAL CORPORATE BONDS (Cost $102,909,976)		$109,146,981

MUNICIPAL BONDS - 0.56%
California - 0.27%
Los Angeles Community College District
6.750%, 08/01/2049	980,000	1,105,440
Los Angeles Unified School District
6.758%, 07/01/2034	405,000	462,170

		1,567,610
Nevada - 0.15%
County of Clark
6.820%, 07/01/2045	735,000	848,469
Texas - 0.14%
North Texas Tollway Authority
6.718%, 01/01/2049	735,000	811,212

TOTAL MUNICIPAL BONDS (Cost $2,927,928)		$3,227,291

The accompanying notes are an integral part of the financial statements.	99

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 24.43%
Commercial & Residential - 10.03%
Asset Securitization Corp.,
Series 1996-D3, Class A2
7.779%, 10/13/2026 (P)	$543,265	$561,958
Banc of America Commercial Mortgage, Inc.
Series 2004-6, Class A3,
4.512%, 12/10/2042	264,000	270,753
Series 2005-4, Class A5A,
4.933%, 07/10/2045	793,000	835,924
Series 2002-2, Class B,
5.271%, 07/11/2043	229,000	237,030
Series 2005-6, Class A4,
5.350%, 09/10/2047 (P)	987,000	1,089,306
Series 2006-5, Class A4,
5.414%, 09/10/2047	1,574,000	1,666,434
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	504,000	536,389
Series 2002-PB2, Class B,
6.309%, 06/11/2035	143,000	150,336
Series 2002-2, Class E,
7.634%, 09/15/2032 (P)	208,000	207,369
Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2003-T12, Class A3,
4.240%, 08/13/2039 (P)	83,367	85,373
Series 2002-PBW1, Class A2,
4.720%, 11/11/2035 (P)	246,000	258,086
Series 2005-PWR7, Class A2,
4.945%, 02/11/2041	383,782	392,885
Series 2005-PW10, Class A4,
5.405%, 12/11/2040 (P)	332,000	361,442
Series 2004-PWR4, Class A3,
5.468%, 06/11/2041 (P)	316,000	342,341
Series 2007-PW6, Class A1,
5.593%, 06/11/2040	253,253	260,372
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2006-CD3, Class A5
5.617%, 10/15/2048	523,000	561,449
Commercial Mortgage Asset Trust,
Series 1999-C1, Class A4
6.975%, 01/17/2032 (P)	1,083,000	1,184,639
Commercial Mortgage Pass
Through Certificates
Series 2004-LB2A, Class A4,
4.715%, 03/10/2039	441,000	462,353
Series 2001-J2A, Class B,
6.304%, 07/16/2034 (S)	854,000	941,492
Credit Suisse First Boston Mortgage
Securities Corp.
Series 2002-CKS4, Class A4,
4.485%, 11/15/2036	6,789	6,825
Series 2003-CPN1, Class A2,
4.597%, 03/15/2035	472,000	497,710
Series 2005-C1, Class A3,
4.813%, 02/15/2038	103,181	106,311
Series 2005-C2, Class A4,
4.832%, 04/15/2037	713,000	742,890
Series 2005-C1, Class A4,
5.014%, 02/15/2038 (P)	656,000	697,588
Series 2002-CKS4, Class A2,
5.183%, 11/15/2036	739,000	781,906
Series 2003-C4, Class B,
5.253%, 08/15/2036 (P)	597,000	625,249

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Credit Suisse Mortgage Capital Certificates
Series 2007-C1, Class AAB,
5.336%, 02/15/2040	$354,000	$366,566
Series 2007-C2, Class A2,
5.448%, 01/15/2049 (P)	506,000	518,797
Series 2006-C4, Class A3,
5.467%, 09/15/2039	693,000	719,144
Series 2007-C5, Class A3,
5.694%, 09/15/2040 (P)	698,000	725,209
Developers Diversified Realty Corp.,
Series 2009-DDR1, Class A
3.807%, 10/14/2022 (S)	959,771	1,011,678
First Union National Bank Commercial
Mortgage, Series 2001-C4, Class B
6.417%, 12/12/2033	188,000	195,912
GE Capital Commercial Mortgage Corp.
Series 2001-3, Class A1,
5.560%, 06/10/2038	118,962	119,872
Series 2002-1A, Class A3,
6.269%, 12/10/2035	252,000	266,401
GMAC Commercial Mortgage Securities, Inc.
Series 2004-C2, Class A4,
5.301%, 08/10/2038 (P)	409,000	439,187
Series 2003-C2, Class A2,
5.659%, 05/10/2040 (P)	303,000	331,222
Series 2003-C2, Class D,
5.675%, 05/10/2040 (P)	233,000	236,265
Series 2001-C2, Class B,
6.790%, 04/15/2034	128,000	132,305
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1, Class A6,
5.135%, 06/10/2036 (P)	517,000	549,817
Series 2005-GG5, Class A5,
5.224%, 04/10/2037 (P)	1,086,000	1,158,307
GS Mortgage Securities Corp. II,
Series 2004-C1, Class A2
4.319%, 10/10/2028	319,071	319,003
Impac Funding LLC, Series 2010-1, Class A1
5.314%, 01/25/2051 (S)	1,591,113	1,631,384
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2010-C1, Class A1,
3.853%, 06/15/2043 (S)	1,224,140	1,279,489
Series 2003-CB7, Class A4,
4.879%, 01/12/2038 (P)	320,000	341,855
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	223,000	239,758
Series 2008-C2, Class A1,
5.017%, 02/12/2051	3,248	3,261
Series 2006-LDP9, Class A2,
5.134%, 05/15/2047	952,000	1,015,517
Series 2002-CIB5, Class A2,
5.161%, 10/12/2037	149,000	158,611
Series 2002-C2, Class B,
5.211%, 12/12/2034 (P)	170,000	177,526
Series 2007-LDPX, Class A2S,
5.305%, 01/15/2049	2,133,000	2,139,762
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	694,000	722,761
Series 2005-LDP5, Class A4,
5.360%, 12/15/2044 (P)	2,232,000	2,447,729
Series2004-C2, Class A3,
5.404%, 05/15/2041 (P)	701,000	747,345

The accompanying notes are an integral part of the financial statements.	100

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2004-CB9, Class A4,
5.539%, 06/12/2041 (P)	$234,000	$250,748
Series 2009-IWST, Class A2,
5.633%, 12/05/2027 (S)	1,600,000	1,831,615
Series 2007-LD11, Class ASB,
6.006%, 06/15/2049 (P)	509,000	542,197
Series 2007-LD12, Class A3,
6.188%, 02/15/2051 (P)	1,819,000	1,908,941
Series 2001-CIB2, Class D,
6.847%, 04/15/2035 (P)	301,000	303,850
JPMorgan Commercial Mortgage Finance
Corp., Series 2000-C10, Class C
7.911%, 08/15/2032 (P)	213,743	213,594
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A3
6.132%, 07/15/2044 (P)	300,000	321,975
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A4,
4.367%, 03/15/2036	605,000	621,434
Series 2002-C4, Class A4,
4.563%, 09/15/2026	206,596	212,188
Series 2004-C1, Class A4,
4.568%, 01/15/2031	316,000	331,028
Series 2004-C7, Class A5,
4.628%, 10/15/2029	232,000	242,240
Series 2002-C4, Class A5,
4.853%, 09/15/2031	516,000	545,904
Series 2003-C8, Class A4,
5.124%, 11/15/2032 (P)	164,000	178,113
Series 2007-C1, Class AAB,
5.403%, 02/15/2040	161,000	172,449
Series 2002-C2, Class A4,
5.594%, 06/15/2031	842,000	893,847
Series 2008-C1, Class A2,
6.324%, 04/15/2041 (P)	2,190,000	2,429,674
Series 2008-C1, Class AAB,
6.324%, 04/15/2041 (P)	419,000	463,292
Series 2001-C2, Class A2,
6.653%, 11/15/2027	310,568	316,127
Merrill Lynch Mortgage Trust
Series 2005-MCP1, Class A4,
4.747%, 06/12/2043 (P)	128,000	138,079
Series 2004-KEY2, Class A4,
4.864%, 08/12/2039 (P)	1,036,000	1,083,830
Series 2005-CIP1, Class A3A,
4.949%, 07/12/2038 (P)	338,000	358,604
Series 2003-KEY1, Class A4,
5.236%, 11/12/2035 (P)	1,060,000	1,144,640
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2006-4, Class A3
5.172%, 12/12/2049 (P)	626,000	647,353
Morgan Stanley Capital I
Series 2003-IQ4, Class A2,
4.070%, 05/15/2040	394,000	410,849
Series 2005-T17, Class A4,
4.520%, 12/13/2041	57,318	58,791
Series 2005-IQ9, Class A5,
4.700%, 07/15/2056	668,000	707,727
Series 2004-HQ3, Class A4,
4.800%, 01/13/2041	281,000	297,959
Series 2004-IQ8, Class A4,
4.900%, 06/15/2040	703,000	728,832

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Morgan Stanley Capital I (continued)
Series 2004-HQ4, Class A7,
4.970%, 04/14/2040	$2,379,000	$2,463,223
Series 2003-T11, Class A4,
5.150%, 06/13/2041	469,000	504,805
Series 2005-HQ5, Class A4,
5.168%, 01/14/2042	539,000	582,352
Series 2004-T15, Class A4,
5.270%, 06/13/2041 (P)	382,000	410,227
Series 2007-HQ13, Class A1,
5.357%, 12/15/2044	834,241	846,541
Series 2008-T29, Class A3,
6.458%, 01/11/2043 (P)	170,000	185,417
Morgan Stanley Dean Witter Capital I
Series 2001-TOP3, Class B,
6.550%, 07/15/2033	258,000	268,740
Series 2002-HQ, Class B,
6.640%, 04/15/2034	232,000	246,947
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 2A1S
0.374%, 02/25/2047 (P)	63,038	50,121
Nomura Asset Securities Corp.,
Series 1998-D6, Class A2
7.319%, 03/15/2030 (P)	879,000	988,853
PNC Mortgage Acceptance Corp.,
Series 2001-C1, Class A2
6.360%, 03/12/2034	358,787	365,179
Prudential Mortgage Capital Funding LLC,
Series 2001-ROCK, Class B
6.760%, 05/10/2034	234,000	241,680
Salomon Brothers Mortgage Securities VII,
Inc., Series 2000-C2, Class C
7.153%, 07/18/2033 (P)	97,544	97,260
Sequoia Mortgage Trust,
Series 2010-H1, Class A1
3.750%, 02/25/2040 (P)	482,199	482,357
Wachovia Bank Commercial Mortgage Trust
Series 2003-C8, Class A3,
4.445%, 11/15/2035	197,000	201,489
Series 2005-C18, Class A4,
4.935%, 04/15/2042	105,000	113,583
Series 2004-C11, Class A4,
5.030%, 01/15/2041	379,000	391,228
Series 2002-C1, Class A4,
6.287%, 04/15/2034	347,000	368,015

		58,022,990
U.S. Government Agency - 14.40%
Federal Home Loan Mortgage Corp.
Series 2727, Class PW,
3.570%, 06/15/2029	47,896	48,595
Series 2003-2676, Class CY,
4.000%, 09/15/2018	282,000	301,929
Series 2004-2765, Class CT,
4.000%, 03/15/2019	193,000	207,997
Series 2004-2875, Class HB,
4.000%, 10/15/2019	202,000	219,176
Series 3704, Class CA,
4.000%, 12/15/2036	18,943,000	20,253,045
Series 3631, Class PA,
4.000%, 02/15/2040	1,784,149	1,857,400
Series 2003-2694, Class QG,
4.500%, 01/15/2029	77,000	79,550

The accompanying notes are an integral part of the financial statements.	101

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 3598, Class MA,
4.500%, 11/15/2038	$899,633	$940,623
Series 2009-K003, Class AAB,
4.768%, 05/25/2018	648,000	711,277
Series 2002-2542, Class ES,
5.000%, 12/15/2017	65,000	69,990
Series 2590, Class BY,
5.000%, 03/15/2018	73,000	81,370
Series 2934, Class CI,
5.000%, 01/15/2034	566,000	620,427
Series 3455, Class A,
5.000%, 06/15/2038	10,164,753	10,637,242
Series 2693, Class QG,
5.500%, 07/15/2032	2,293,034	2,402,602
Series 2686, Class WG,
5.500%, 07/15/2032	1,367,085	1,438,496
Series 2957, Class PT,
5.500%, 11/15/2033	1,161,000	1,247,081
Series 2007-80, Class PB,
5.500%, 05/25/2034	1,037,000	1,118,579
Series 2005-3028, Class PG,
5.500%, 09/15/2035	151,431	166,214
Series 2005-3035, Class PA,
5.500%, 09/15/2035	193,913	214,679
Series 3325, Class JL,
5.500%, 06/15/2037	451,557	484,562
Series 2479, Class PG,
6.000%, 08/15/2032	968,868	1,059,589
Series 2980, Class QA,
6.000%, 05/15/2035	290,047	318,523
Federal National Mortgage Association
Series 2003-108, Class BE,
4.000%, 11/25/2018	337,000	363,952
Series 2003-125, Class AY,
4.000%, 12/25/2018	84,000	90,287
Series 2004-3, Class HT,
4.000%, 02/25/2019	114,000	122,652
Series 2010-15, Class KA,
4.000%, 03/25/2039	1,314,987	1,354,768
Series 2009-M2, Class A3,
4.001%, 01/25/2019	1,147,000	1,244,556
Series 2007-39, Class NA,
4.250%, 01/25/2037	9,716	10,206
Series 2007-30, Class MA,
4.250%, 02/25/2037	3,068	3,225
Series 2009-M1, Class A2,
4.287%, 07/25/2019	1,064,000	1,143,482
Series 2010-M3, Class A3,
4.332%, 03/25/2020 (P)	4,300,000	4,638,726
Series 2010-M1, Class A2,
4.450%, 09/25/2019	371,000	406,193
Series 2002-94, Class HQ,
4.500%, 01/25/2018	287,000	309,200
Series 2004-81, Class KE,
4.500%, 11/25/2019	150,000	161,410
Series 2007-113, Class DB,
4.500%, 12/25/2022	351,000	394,438
Series 3652, Class AP,
4.500%, 03/15/2040	3,614,180	3,848,910
Series 2010-54, Class EA,
4.500%, 06/25/2040	2,955,859	3,100,859
Series 2003-3, Class HJ,
5.000%, 02/25/2018	330,000	359,358

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2009-78, Class J,
5.000%, 09/25/2019	$1,362,651	$1,470,087
Series 207-74, Class A,
5.000%, 04/25/2034	386,430	405,235
Series 2005-65, Class WK,
5.500%, 11/25/2031	1,060,000	1,115,187
Series 2004-60, Class PA,
5.500%, 04/25/2034	195,156	210,136
Series 2005-58, Class MA,
5.500%, 07/25/2035	156,918	173,781
Series 2009-71, Class JT,
6.000%, 06/25/2036	62,118	67,281
Series 2007-77, Class MH,
6.000%, 12/25/2036	6,402,005	6,760,992
Series 2009-88, Class B,
6.000%, 11/25/2039	2,597,329	2,776,222
Series 2001-81, Class HE,
6.500%, 01/25/2032	5,523,418	6,193,173
FHLMC Multifamily Structured Pass
Through Certificates
Series K007, Class A1,
3.342%, 12/25/2019	1,032,064	1,087,325
Series K005, Class A2,
4.317%, 11/25/2019	648,000	707,446
Government National Mortgage Association,
Series 2006-37, Class JG
5.000%, 07/20/2036	254,000	279,524

		83,277,557

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $138,023,194)		$141,300,547

ASSET BACKED SECURITIES - 5.39%
Ally Master Owner Trust,
Series 2010-4, Class A
1.332%, 08/15/2017 (P)	2,604,000	2,603,830
American Express Credit Account
Master Trust
Series 2007-8, Class A,
0.576%, 05/15/2015 (P)	491,000	491,783
Series 2009-2, Class A,
1.526%, 03/15/2017 (P)	819,000	850,927
Capital One Multi-Asset Execution Trust
Series 2007-A4, Class A4,
0.306%, 03/16/2015 (P)	1,000,000	994,170
Series 2006-A5, Class A5,
0.336%, 01/15/2016 (P)	667,000	661,171
Series 2006-A12, Class A,
0.336%, 07/15/2016 (P)	1,642,000	1,622,530
Series 2005-A1, Class A1,
0.346%, 01/15/2015 (P)	843,000	839,305
Series 2005-A10, Class A,
0.356%, 09/15/2015 (P)	525,000	521,285
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AHL1, Class A2A
0.304%, 12/25/2036 (P)	75,893	71,190
Discover Card Master Trust
Series 2007-A2, Class A2,
0.877%, 06/15/2015 (P)	2,360,000	2,358,122
Series 2009-A1, Class A1,
1.576%, 12/15/2014 (P)	762,000	775,588

The accompanying notes are an integral part of the financial statements.	102

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Discover Card Master Trust (continued)
Series 2009-A2, Class A,
1.576%, 02/17/2015 (P)	$6,305,000	$6,420,214
Harley-Davidson Motorcycle Trust
Series 2009-4, Class A4,
2.400%, 07/15/2014	134,000	136,140
Series 2009-1, Class A4,
4.550%, 01/15/2017	132,000	139,983
MBNA Credit Card Master Note Trust,
Series 2002-A3, Class A3
0.516%, 09/15/2014 (P)	411,000	410,859
MBNA Master Credit Card Trust,
Series 2001-B, Class A
0.536%, 08/15/2013 (P)	382,000	382,184
Morgan Stanley ABS Capital I,
Series 2007-HE2, Class A2A
0.304%, 01/25/2037 (P)	32,674	32,143
Morgan Stanley Capital I,
Series 2003-IQ6, Class A4
4.970%, 12/15/2041	659,000	709,211
Morgan Stanley Home Equity Loans,
Series 2007-1, Class A1
0.314%, 12/25/2036 (P)	28,711	27,841
Nelnet Student Loan Trust,
Series 2008-3, Class A4
1.968%, 11/25/2024 (P)	2,921,000	3,030,538
SLC Student Loan Trust,
Series 2008-1, Class A4A
2.137%, 12/15/2032 (P)	4,522,000	4,699,221
SLM Student Loan Trust
Series 2008-4, Class A4,
2.148%, 07/25/2022 (P)	1,100,000	1,150,805
Series 2008-5, Class A4,
2.198%, 07/25/2023 (P)	2,127,000	2,219,913

TOTAL ASSET BACKED SECURITIES (Cost $31,125,777)		$31,148,953

SHORT-TERM INVESTMENTS - 11.13%
Short-Term Securities - 11.13%
State Street Institutional Liquid Reserves Fund,
0.2807% (Y)	64,369,989	64,369,989

TOTAL SHORT-TERM INVESTMENTS (Cost $64,369,989)		$64,369,989

Total Investments (Core Bond Fund)
(Cost $698,315,955) - 123.41%		$713,763,733
Other assets and liabilities, net - (23.41%)		(135,383,044)

TOTAL NET ASSETS - 100.00%		$578,380,689

TBA SALE COMMITMENTS OUTSTANDING
Federal National Mortgage Association - (1.76)%
5.500%, TBA	$(5,500,000)	(5,873,830)
6.000%, TBA	(4,000,000)	(4,306,875)

		(10,180,705)

TBA SALE COMMITMENTS OUTSTANDING
(Proceeds $(10,202,266))		$(10,180,705)

Core Diversified Growth & Income Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.10%
Affiliated Investment Companies - 40.00%
Equity (G) - 27.66%
John Hancock Funds II Index 500, Class NAV
(MFC Global U.S.A.) (A)	678,253	$5,303,936
John Hancock Funds II International Equity
Index, Class NAV (SSgA)	65,163	999,604

		6,303,540
Fixed Income (G) - 12.34%
John Hancock Funds II Total Bond
Market, Class NAV (Declaration) (A)	262,264	2,811,471

		2,811,471

		9,115,011
Unaffiliated Investment Companies - 60.10%
Equity - 41.59%
American Funds Capital World Growth and
Income Fund, Class R5	21,742	681,611
American Funds EuroPacific Growth
Fund, Class R5	22,767	819,595
American Funds New Perspective
Fund, Class R5	28,060	678,776
American Funds The Growth Fund of
America, Class R5	71,441	1,824,593
American Funds The Investment Company of
America, Class R5	151,936	3,644,951
American Funds Washington Mutual Investors
Fund, Class R5	77,466	1,828,202

		9,477,728
Fixed Income - 18.51%
American Funds U.S. Government Securities
Fund, Class R5	285,664	4,216,405

		4,216,405

		13,694,133

TOTAL INVESTMENT COMPANIES (Cost $22,184,622)		$22,809,144

Total Investments (Core Diversified Growth & Income
Portfolio) (Cost $22,184,622) - 100.10%		$22,809,144
Other assets and liabilities, net - (0.10%)		(21,765)

TOTAL NET ASSETS - 100.00%		$22,787,379

Core Fundamental Holdings Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.19%
Affiliated Investment Companies - 40.07%
Equity (G) - 23.83%
John Hancock Funds II Index 500, Class NAV
(MFC Global U.S.A.) (A)	286,880	$2,243,403
John Hancock Funds II International Equity
Index, Class NAV (SSgA)	40,570	622,344

		2,865,747
Fixed Income (G) - 16.24%
John Hancock Funds II Total Bond
Market, Class NAV (Declaration) (A)	182,206	1,953,253

		1,953,253

		4,819,000

The accompanying notes are an integral part of the financial statements.	103

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Core Fundamental Holdings Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
Unaffiliated Investment Companies - 60.12%
Equity - 35.76%
American Funds EuroPacific Growth
Fund, Class R5	26,008	$936,278
American Funds The Growth Fund of
America, Class R5	32,940	841,276
American Funds The Investment Company of
America, Class R5	70,136	1,682,551
American Funds Washington Mutual Investors
Fund, Class R5	35,647	841,278
Fixed Income - 24.36%
American Funds U.S. Government Securities
Fund, Class R5	198,496	2,929,801

		7,231,184

TOTAL INVESTMENT COMPANIES (Cost $11,490,731)		$12,050,184

Total Investments (Core Fundamental Holdings Portfolio)
(Cost $11,490,731) - 100.19%		$12,050,184
Other assets and liabilities, net - (0.19%)		(23,119)

TOTAL NET ASSETS - 100.00%		$12,027,065

Core Global Diversification Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.09%
Affiliated Investment Companies - 40.02%
Equity (G) - 25.81%
John Hancock Funds II Index 500, Class NAV
(MFC Global U.S.A.) (A)	277,380	$2,169,111
John Hancock Funds II International Equity
Index, Class NAV (SSgA)	267,656	4,105,841

		6,274,952
Fixed Income (G) - 14.21%
John Hancock Funds II Total Bond
Market, Class NAV (Declaration) (A)	322,229	3,454,297

		3,454,297

		9,729,249
Unaffiliated Investment Companies - 60.07%
Equity - 38.76%
American Funds Capital World Growth and
Income Fund, Class R5	53,218	1,668,397
American Funds EuroPacific Growth
Fund, Class R5	124,874	4,495,456
American Funds New Perspective
Fund, Class R5	68,927	1,667,342
American Funds The Investment Company of
America, Class R5	66,306	1,590,682

		9,421,877

Core Global Diversification Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
Fixed Income - 21.31%
American Funds U.S. Government Securities
Fund, Class R5	351,038	$5,181,327

		5,181,327

		14,603,204

TOTAL INVESTMENT COMPANIES (Cost $24,258,730)		$24,332,453

Total Investments (Core Global Diversification Portfolio)
(Cost $24,258,730) - 100.09%		$24,332,453
Other assets and liabilities, net - (0.09%)		(22,641)

TOTAL NET ASSETS - 100.00%		$24,309,812

Emerging Markets Debt Fund
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 34.14%
Argentina - 1.99%
City of Buenos Aires,
12.500%, 04/06/2015 (S)	$300,000	314,250

		314,250
Bahrain - 1.66%
Kingdom of Bahrain,
5.500%, 03/31/2020 (S)	250,000	262,828

		262,828
Brazil - 4.35%
Federative Republic of Brazil
5.875%, 01/15/2019	250,000	288,750
8.875%, 10/14/2019	100,000	137,250
10.250%, 06/17/2013	100,000	124,300
11.000%, 08/17/2040	100,000	137,050

		687,350
Chile - 0.98%
Republic of Chile,
3.875%, 08/05/2020	150,000	155,484

		155,484
Colombia - 1.93%
Republic of Colombia,
8.250%, 12/22/2014	250,000	305,000

		305,000
Indonesia - 5.21%
Republic of Indonesia
5.875%, 03/13/2020 (S)	200,000	225,740
6.625%, 02/17/2037 (S)	250,000	303,750
7.250%, 04/20/2015 (S)	250,000	295,000

		824,490
Mexico - 2.06%
Government of Mexico,
5.125%, 01/15/2020	300,000	325,500

		325,500
Panama - 1.86%
Republic of Panama,
7.250%, 03/15/2015	250,000	294,500

		294,500

The accompanying notes are an integral part of the financial statements.	104

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Emerging Markets Debt Fund (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Peru - 1.96%
Republic of Peru,
7.125%, 03/30/2019	$250,000	$310,000

		310,000
Philippines - 1.50%
Republic of Philippines,
6.500%, 01/20/2020	200,000	237,500

		237,500
South Africa - 1.79%
Republic of South Africa,
6.500%, 06/02/2014	250,000	283,750

		283,750
Turkey - 3.67%
Republic of Turkey
9.500%, 01/15/2014	250,000	298,750
11.500%, 01/23/2012	250,000	281,250

		580,000
Ukraine - 3.14%
Government of Ukraine
6.580%, 11/21/2016 (S)	250,000	247,500
6.750%, 11/14/2017 (S)	250,000	248,400

		495,900
Uruguay - 2.04%
Republic of Uruguay,
8.000%, 11/18/2022	250,000	322,500

		322,500

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $5,042,519)		$5,399,052

CORPORATE BONDS - 51.73%
Argentina - 2.29%
Pan American Energy LLC
7.875%, 05/07/2021 (S)	350,000	361,814

		361,814
Bermuda - 0.66%
Digicel, Ltd.
8.250%, 09/01/2017 (S)	100,000	103,875

		103,875
Brazil - 4.92%
BFF International, Ltd.
7.250%, 01/28/2020 (S)	250,000	266,561
Cosan SA Industria e Comercio
8.250%, (Q)(S)	250,000	253,750
JBS Finance II, Ltd.
8.250%, 01/29/2018 (S)	250,000	257,188

		777,499
Canada - 1.33%
Bombardier, Inc.
7.750%, 03/15/2020 (S)	100,000	107,500
Garda World Security Corp.
9.750%, 03/15/2017 (S)	100,000	103,250

		210,750
Cayman Islands - 13.81%
Aes Dominicana Energia Finance SA
11.000%, 12/13/2015 (S)	100,000	104,875
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	150,000	156,750
7.250%, 06/05/2018 (S)	250,000	268,750

Emerging Markets Debt Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cayman Islands (continued)
Cosan Finance, Ltd.
7.000%, 02/01/2017 (S)	$250,000	$275,000
Gol Finance
7.500%, 04/03/2017	250,000	249,063
Offshore Group Investments, Ltd.
11.500%, 08/01/2015 (S)	300,000	299,250
RDS Ultra-Deepwater, Ltd.
11.875%, 03/15/2017 (S)	250,000	250,000
Sable International Finance, Ltd.
7.750%, 02/15/2017 (S)	300,000	309,000
TAM Capital 2, Inc.
9.500%, 01/29/2020 (S)	250,000	270,625

		2,183,313
India - 0.98%
State Bank of India
4.500%, 07/27/2015 (S)	150,000	154,869

		154,869
Indonesia - 1.64%
Bumi Capital Pte, Ltd.
12.000%, 11/10/2016 (S)	250,000	260,000

		260,000
Luxembourg - 1.66%
Mobile Telesystems Finance SA
8.000%, 01/28/2012 (S)	250,000	263,438

		263,438
Mexico - 7.86%
America Movil SAB de CV
5.000%, 10/16/2019	250,000	269,451
Desarrolladora Homex SAB de CV
9.500%, 12/11/2019 (S)	250,000	276,875
Grupo Bimbo SAB de CV
4.875%, 06/30/2020 (S)	150,000	156,671
Grupo KUO SAB de CV
9.750%, 10/17/2017 (S)	250,000	269,375
Petroleos Mexicanos
6.000%, 03/05/2020 (S)	250,000	270,625

		1,242,997
Netherlands - 3.79%
Indosat Palapa Company BV
7.375%, 07/29/2020 (S)	300,000	323,250
Listrindo Capital BV
9.250%, 01/29/2015 (S)	250,000	275,933

		599,183
Peru - 2.28%
Corp. Pesquera Inca SAC
9.000%, 02/10/2017 (S)	350,000	360,500

		360,500
Russia - 1.61%
BOM Capital PLC
6.699%, 03/11/2015 (S)	250,000	254,675

		254,675
United States - 8.90%
BioScrip, Inc.
10.250%, 10/01/2015	100,000	101,124
Equinix, Inc.
8.125%, 03/01/2018	100,000	104,500
Ferro Corp.
7.875%, 08/15/2018	100,000	102,000

The accompanying notes are an integral part of the financial statements.	105

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Emerging Markets Debt Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
United States (continued)
Interactive Data Corp.
10.250%, 08/01/2018 (S)	$150,000	$155,625
Lear Corp.
8.125%, 03/15/2020	100,000	103,750
Linn Energy LLC
8.625%, 04/15/2020 (S)	150,000	158,250
NewPage Corp.
11.375%, 12/31/2014	200,000	162,500
Niska Gas Storage US LLC
8.875%, 03/15/2018 (S)	150,000	157,875
Overseas Shipholding Group, Inc.
8.125%, 03/30/2018	150,000	153,375
Regal Entertainment Group
9.125%, 08/15/2018	100,000	102,500
TreeHouse Foods, Inc.
7.750%, 03/01/2018	100,000	105,750

		1,407,249

TOTAL CORPORATE BONDS (Cost $7,716,104)		$8,180,162

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 2.55%
United States - 2.55%
U.S. Treasury Notes
1.000%, 04/30/2012	400,000	403,688

		403,688

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $400,188)		$403,688

PREFERRED STOCKS - 0.16%
United States - 0.16%
Apache Corp., Series D 6.000%	455	24,584

		24,584

TOTAL PREFERRED STOCKS (Cost $22,750)		$24,584

SHORT-TERM INVESTMENTS - 8.85%
Short-Term Securities* - 8.85%
Federal Home Loan Bank Discount Notes,
0.100%, 09/01/2010	$1,400,000	1,400,000

		1,400,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,400,000)		$1,400,000

Total Investments (Emerging Markets Debt Fund)
(Cost $14,581,561) - 97.43%		$15,407,486
Other assets and liabilities, net - 2.57%		406,446

TOTAL NET ASSETS - 100.00%		$15,813,932

Emerging Markets Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.80%
Bermuda - 0.10%
Central European Media Enterprises, Ltd. (I)	76,522	$1,624,325
Brazil - 11.26%
Banco ABC Brasil SA	101,700	802,019
Banco Alfa de Investimento SA	10,300	41,874
Banco do Brasil SA	126,094	2,044,787
Banco Santander Brasil SA, ADR (L)	1,778,142	22,369,026

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Bematech SA	83,600	$410,324
BM&F BOVESPA SA	4,517,500	32,924,698
BR Malls Participacoes SA	330,000	5,167,260
Brasil Ecodiesel Industria e Comercio de
Biocombustiveis e Oleos Vegetais SA (I)	1,152,700	571,017
Braskem SA	18,250	327,405
BRF - Brasil Foods SA (L)	923,550	12,458,690
Brookfield Incorporacoes SA	338,300	1,745,195
Camargo Correa Desenvolvimento
Imobiliario SA	122,200	417,480
Cia Providencia Industria e Comercio SA	39,900	169,256
Companhia Brasileira de Distribuicao Grupo
Pao de Acucar, ADR	33,280	2,343,578
Cosan SA Industria e Comercio	312,500	4,072,954
CR2 Empreendimentos Imobiliarios SA	7,600	24,407
Empresa Brasileira de Aeronautica SA	32,692	201,038
Empresa Brasileira de Aeronautica
SA, ADR (L)	175,929	4,361,280
Even Construtora e Incorporadora SA	223,200	1,047,213
EZ Tec Empreendimentos e Participacoes SA	107,600	656,169
Fertilizantes Heringer SA (I)	61,700	260,677
Fibria Celulose SA, SADR (I)(L)	227,992	3,479,158
Gafisa SA	521,522	3,593,120
Gafisa SA, ADR (L)	28,800	396,576
General Shopping Brasil SA (I)	55,120	296,275
Gerdau SA	234,900	2,324,590
Gerdau SA, SADR (L)	1,192,088	15,997,823
Grendene SA	240,600	1,037,063
Guararapes Confeccoes SA	1,000	45,779
Helbor Empreendimentos SA	40,000	376,940
Iguatemi Empresa de Shopping Centers SA	73,200	1,408,774
Industrias Romi SA	138,700	1,002,984
Inepar SA Industria E Construcoes (I)	5,900	15,890
Inpar SA (I)	402,300	682,621
JBS SA	1,045,050	4,433,095
JHSF Participacoes SA	335,500	571,186
Kroton Educacional SA (I)	81,713	660,683
Log-in Logistica Intermodal SA (I)	90,600	444,682
Magnesita Refratarios SA (I)	246,500	1,527,072
Marfrig Frigorificos e Comercio de
Alimentos SA	265,065	2,565,754
Metalfrio Solutions SA	16,800	105,033
Minerva SA (I)	70,800	276,145
MPX Energia SA (I)	68,000	1,120,137
Paranapanema SA (I)	361,900	1,267,294
Perdigao SA	18,975	254,441
Petroleo Brasileiro SA	63,388	1,067,986
Petroleo Brasileiro SA, ADR (L)	311,700	10,395,195
Petroleo Brasileiro SA, SADR (L)	397,489	11,749,775
Porto Seguro SA	186,076	2,267,346
Profarma Distribuidora de Produtos
Farmaceuticos SA	25,000	199,288
Rodobens Negocios Imobiliarios SA	59,600	509,039
Rossi Residencial SA	121,400	1,047,928
Santos Brasil Participacoes SA	16,157	153,635
Sao Carlos Empreendimentos e
Participacoes SA	79,700	794,164
Sao Martinho SA	109,400	1,071,419
SLC Agricola SA	49,500	450,961
Springs Global Participacoes SA	102,367	237,812
Sul America SA	269,700	2,633,654
Tecnisa SA	41,600	230,947
TPI - Triunfo Participacoes e Investimentos SA	69,590	256,369
TRISUL SA	28,507	108,590
Ultrapar Participacoes SA, ADR (L)	85,952	4,776,345

The accompanying notes are an integral part of the financial statements.	106

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Usinas Siderurgicas de Minas Gerais SA	183,250	$4,814,315

		179,064,230
Chile - 2.54%
Almendral SA	744,630	87,334
Cementos Bio-Bio SA	2,795	7,417
Centros Comerciales Sudamericanos SA	800,000	4,794,752
Cia General de Electricidad	397,095	2,668,087
Cintac SA (I)	78,352	54,202
CorpBanca SA, SADR (L)	6,431	387,468
Cristalerias de Chile SA	62,943	838,322
Empresas CMPC SA	229,606	10,501,491
Empresas Copec SA	271,719	4,726,252
Empresas Iansa SA (I)	4,487,121	405,852
Enersis SA, SADR	459,633	10,111,926
GASCO SA	229,623	1,524,582
Industrias Forestales SA	150,246	37,931
Inversiones Aguas Metropolitanas SA	878,087	1,221,868
Madeco SA	5,095,600	303,376
Masisa SA (I)	6,326,453	1,031,248
Ripley Corp SA	755,256	957,714
Socovesa SA	954,921	537,208
Vina San Pedro Tarapaca SA	16,425,632	147,914

		40,344,944
China - 8.24%
Angang Steel Company, Ltd., Class H (L)	1,692,000	2,425,089
Anhui Tianda Oil Pipe Company, Ltd.	294,000	98,804
Anton Oilfield Services Group	934,000	90,404
Asia Cement China Holdings Corp.	377,000	160,920
Bank of China, Ltd. Class H	86,595,136	43,686,741
Bank of Communications
Company, Ltd., Class H	111,789	119,184
Baoye Group Company, Ltd.	508,000	305,625
Beijing Capital International Airport
Company, Ltd., Class H	3,036,000	1,469,122
Beijing Capital Land, Ltd.	1,438,000	437,982
Beijing Jingkelong Company, Ltd.	76,000	91,428
Beijing North Star Company (L)	1,284,000	332,844
Bosideng International Holdings, Ltd.	1,708,000	555,604
BYD Electronic International Company, Ltd.	1,098,000	526,558
Catic Shenzhen Holdings, Ltd. (I)	140,000	61,017
China Aoyuan Property Group, Ltd.	1,555,000	236,720
China BlueChemical, Ltd.	1,868,000	1,220,023
China Citic Bank Corp, Ltd.	5,894,000	3,855,622
China Coal Energy Company, Series H	4,250,000	6,009,276
China Communications
Construction Company, Ltd.	6,549,445	5,813,738
China Communications Services
Corp., Ltd., Class H	2,634,000	1,313,921
China Construction Bank Corp.	282,000	233,951
China Huiyuan Juice Group, Ltd.	593,500	429,581
China Molybdenum Company, Ltd.	1,743,000	994,985
China Nickel Resources Holding
Company, Ltd. (I)	886,000	143,268
China Petroleum & Chemical Corp. (L)	191,199	15,144,873
China Qinfa Group, Ltd. (I)	400,000	121,278
China Railway Construction Corp.	2,909,835	3,723,406
China Rare Earth Holdings, Ltd. (I)	1,272,000	318,896
China Resources Microelectronics Ltd (I)	4,505,000	188,240
China Shanshui Cement Group, Ltd.	260,000	142,408
China Shipping Container Lines
Company, Ltd. (I)	5,018,850	1,744,451
China Shipping Development
Company, Ltd. (L)	1,928,000	2,565,949

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
China Singyes Solar
Technologies Holdings, Ltd.	10,000	$5,019
China Unicom, Ltd.	2,814,000	3,893,461
China Zhongwang Holdings, Ltd. (L)	2,411,000	1,428,282
Chongqing Iron & Steel Company, Ltd. (I)	886,000	211,877
Chongqing Machinery &
Electric Company, Ltd.	764,000	194,835
Country Garden Holdings Company	6,303,000	1,896,268
DaChan Food Asia, Ltd.	655,000	129,681
Dalian Port PDA Company, Ltd.	1,324,000	523,425
Dongyue Group	822,000	204,712
First Tractor Company	424,000	292,252
Golden Meditech Holdings, Ltd. (I)	1,420,000	242,822
Great Wall Motor Company, Ltd. (L)	632,000	1,361,370
Great Wall Technology Company, Ltd.	616,000	274,395
Greentown China Holdings, Ltd.	1,029,000	1,109,743
Guangshen Railway Company, Ltd.	110,000	38,006
Guangshen Railway Company, Ltd. (L)	41,700	718,074
Guangzhou Automobile Group
Company, Ltd. (I)	3,086,857	3,623,076
Guangzhou Pharmaceutical Company, Ltd.	376,000	336,937
Hainan Meilan International
Airport Company, Ltd.	235,000	253,778
Haitian International Holdings, Ltd.	32,000	25,430
Hidili Industry International Development, Ltd.	1,623,000	1,330,629
Honghua Group, Ltd. (I)	1,377,000	159,332
Hunan Non Ferrous Metal Corp., Ltd. (I)	2,694,000	796,641
Jingwei Textile Machinery Company, Ltd. (I)	168,000	54,404
Kasen International Holdings, Ltd. (I)	240,000	58,678
KWG Property Holding, Ltd.	1,486,487	1,016,101
Lingbao Gold Company, Ltd.	446,000	163,987
Maanshan Iron & Steel Company, Ltd.	2,574,000	1,313,882
NetDragon Websoft, Inc.	217,500	98,081
Qingling Motors Company, Ltd.	1,170,000	308,366
Qunxing Paper Holdings Company, Ltd. (I)	562,179	206,134
Regent Manner International, Ltd.	248,000	122,824
Scud Group, Ltd.	306,000	31,958
Semiconductor Manufacturing International
Corp., SADR (I)(L)	223,803	716,170
Semiconductor Manufacturing
International Corp. (I)	14,639,000	939,350
Shandong Chenming Paper Holdings, Ltd.	343,500	257,221
Shandong Molong Petroleum
Machinery Company, Ltd.	41,600	48,009
Shandong Xinhua
Pharmaceutical Company, Ltd.	126,000	50,986
Shanghai Forte Land Company	1,195,405	345,794
Shanghai Jin Jiang International Hotels
Group Company, Ltd.	896,000	218,320
Shanghai Prime Machinery Company, Ltd.	1,124,000	203,652
Shimao Property Holdings, Ltd., GDR	2,408,000	3,932,000
Shui On Land, Ltd. (L)	4,656,250	2,072,939
Sichuan Xinhua Winshare
Chainstore Company, Ltd.	628,000	324,617
SinoCom Software Group, Ltd.	157,000	21,193
Sinotrans Shipping, Ltd.	1,347,500	530,131
Sinotrans, Ltd., Class H	2,507,000	617,108
SPG Land Holdings, Ltd.	330,925	143,388
Sunny Optical Technology
Group Company, Ltd.	239,000	48,340
Tiangong International Company, Ltd.	145,000	67,460
Tianneng Power International, Ltd.	750,000	269,046
Travelsky Technology, Ltd.	994,000	857,940
Uni-President China Holdings, Ltd.	64,000	38,014
Weiqiao Textile Company	695,500	456,771

The accompanying notes are an integral part of the financial statements.	107

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Wuyi International
Pharmaceutical Company, Ltd.	525,000	$44,717
Xiamen International Port Company, Ltd.	1,446,000	265,703
Xingda International Holdings, Ltd.	1,029,000	780,573
Xinjiang Xinxin Mining
Industry Company, Ltd.	1,190,000	610,421
Zhejiang Glass Company, Ltd. (I)	172,000	54,837
Zhong An Real Estate, Ltd.	531,200	129,076

		131,030,144
Czech Republic - 0.36%
Pegas Nonwovens SA	30,079	655,912
Telefonica O2 Czech Republic AS	85,666	1,922,281
Unipetrol AS (I)	278,126	3,189,257

		5,767,450
Hong Kong - 5.44%
AMVIG Holdings, Ltd.	666,000	428,127
Asian Union New Media Group, Ltd.	5,481,250	34,621
Avic International Holding Hk, Ltd. (I)	1,648,000	77,338
Beijing Development Hong Kong, Ltd. (I)	350,000	69,177
Beijing Enterprises Holdings, Ltd.	797,000	5,635,799
Brilliance China Automotive Holdings, Ltd. (I)	2,906,000	1,236,738
Central China Real Estate, Ltd.	511,000	118,494
Centron Telecom International Holdings, Ltd.	455,400	98,247
Chaoda Modern Agriculture Holdings, Ltd.	3,681,656	2,769,197
China Aerospace International Holdings, Ltd.	2,697,400	323,968
China Agri-Industries Holdings, Ltd.	1,450,000	1,763,628
China Chengtong Development Group, Ltd. (I)	932,000	61,381
China Energine International Holdings, Ltd. (I)	42,000	4,212
China Everbright, Ltd.	1,191,000	2,645,507
China Grand Forestry Resources Group, Ltd.	7,372,000	209,474
China Haidian Holdings, Ltd.	1,188,000	153,034
China Merchants Holdings
International Company, Ltd.	1,709,542	5,785,243
China Mining Resources Group, Ltd. (I)	6,340,000	173,140
China Pharmaceutical Group, Ltd.	1,286,000	660,693
China Properties Group, Ltd. (I)	947,000	244,274
China Resources Enterprises, Ltd.	1,108,000	4,628,510
China Resources Land, Ltd.	78,000	149,789
China State Construction
International Holdings, Ltd.	574,000	295,727
China Travel International Investment Hong
Kong, Ltd. (I)	4,678,000	1,022,459
China Unicom Hong Kong, Ltd. (L)	641,621	8,892,867
China Zenith Chemical Group, Ltd. (I)	1,270,000	32,330
Citic Pacific, Ltd.	1,704,923	3,495,156
CITIC Resources Holdings, Ltd. (I)	4,270,000	919,694
Clear Media, Ltd. (I)	54,000	29,991
Coastal Greenland, Ltd. (I)	1,290,000	68,831
Cosco International Holdings, Ltd.	1,105,040	605,768
COSCO Pacific, Ltd.	2,420,000	3,192,415
Coslight Technology International Group, Ltd.	108,000	79,840
Dynasty Fine Wines Group, Ltd.	352,000	150,474
Embry Holdings, Ltd.	103,000	60,489
Fosun International	2,386,500	1,819,492
Franshion Properties China, Ltd.	4,960,000	1,431,455
FU JI Food & Catering Services
Holdings, Ltd. (I)	410,000	0
Fushan International Energy Group, Ltd.	4,368,000	2,296,122
GCL Poly Energy Holdings, Ltd. (I)	1,699,000	392,907
Global Bio-Chem Technology Group
Company, Ltd. (I)	3,077,200	468,619
Goldbond Group Holdings, Ltd.	100,000	5,977
Goldlion Holdings, Ltd.	130,000	49,553

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
GZI Transportation, Ltd.	718,106	$369,293
Harbin Power Equipment Company, Ltd.	1,056,000	1,012,854
Heng Tai Consumables Group, Ltd.	2,440,000	272,922
HKC Holdings, Ltd. (I)	4,638,423	288,369
Hong Kong Energy Holdings, Ltd. (I)	54,637	3,723
Hopson Development Holdings, Ltd. (L)	1,210,000	1,436,920
Hua Han Bio-Pharmaceutical Holdings Ltd	604,000	189,486
Inspur International, Ltd.	1,940,000	160,408
Ju Teng International Holdings, Ltd.	1,110,000	583,780
Kai Yuan Holdings, Ltd. (I)	8,600,000	294,177
Kingboard Chemical Holdings, Ltd.	852,975	4,030,331
Kingway Brewery Holdings, Ltd. (I)	800,000	222,154
Lai Fung Holdings, Ltd.	3,147,000	103,169
Loudong General Nice Resources China
Holdings, Ltd. (I)	678,000	91,761
MIN XIN Holdings, Ltd.	90,000	39,673
Minmetals Land, Ltd. (I)	1,374,000	254,395
Minmetals Resources, Ltd. (I)	1,240,000	529,378
Nan Hai Corp., Ltd. (I)	25,350,000	182,918
Neo-China Land Group Holdings, Ltd. (I)	341,500	127,533
New World China Land, Ltd.	1,503,000	496,329
Poly Hong Kong Investment, Ltd. (L)	2,155,500	2,310,385
Pou Sheng International Holdings, Ltd. (I)	1,065,000	147,112
Prosperity International Holdings HK, Ltd.	1,860,000	106,415
Qin Jia Yuan Media Services Company, Ltd.	481,176	75,648
REXLot Holdings, Ltd.	5,800,000	494,005
Samson Holding, Ltd.	1,028,000	186,355
Shanghai Industrial Holdings, Ltd.	803,000	3,924,818
Shanghai Zendai Property, Ltd.	3,460,000	142,303
Shenzhen International Holdings, Ltd.	13,565,000	891,665
Shenzhen Investment, Ltd.	2,790,000	976,543
Shougang Concord Century Holdings, Ltd.	222,000	22,320
Shougang Concord International Enterprises
Company, Ltd. (I)	5,152,000	752,410
Silver Grant International	2,208,000	598,988
Sim Technology Group, Ltd.	730,000	151,094
Sino Union Petroleum & Chemical
International, Ltd. (I)	3,390,000	288,657
Sino-Ocean Land Holdings, Ltd. (L)	4,681,139	3,301,428
Sinofert Holdings, Ltd. (I)	2,892,000	1,516,380
Sinolink Worldwide Holdings, Ltd.	2,614,000	387,466
Sinomedia Holding, Ltd.	391,000	104,262
Sinopec Kantons Holdings, Ltd.	620,000	297,313
Sinotruk Hong Kong, Ltd.	762,500	725,429
Soho China, Ltd.	3,133,000	2,009,991
Solargiga Energy Holdings, Ltd. (I)	337,000	65,950
SRE Group, Ltd.	3,164,000	314,372
TAK Sing Alliance Holdings, Ltd.	168,000	20,938
TCC International Holdings, Ltd.	372,000	129,132
TCL Multimedia Technology Holdings, Ltd.	785,200	244,658
Tian An China Investment, Ltd.	993,000	668,710
Tomson Group, Ltd.	429,443	168,976
TPV Technology, Ltd.	440,000	263,031
Truly International Holdings, Ltd.	198,000	246,756
United Energy Group, Ltd. (I)	256,000	21,718
Wasion Group Holdings, Ltd.	2,000	1,466
Xiwang Sugar Holdings Company, Ltd.	603,020	162,818
Yip’s Chemical Holdings, Ltd.	152,000	148,429
Yorkey Optical International Cayman, Ltd.	44,000	8,162
Yuexiu Property Company, Ltd. (I)	6,164,000	1,395,208

		86,541,641
Hungary - 0.17%
Danubius Hotel and Spa PLC (I)	951	17,176
Egis Gyogyszergyar Nyrt.	13,495	1,205,593

The accompanying notes are an integral part of the financial statements.	108

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hungary (continued)
Fotex Holding SE Company, Ltd.	125,334	$220,419
MOL Magyar Olaj & Gazipari Rt. (I)	4,233	391,071
OTP Bank Rt. (I)(L)	38,764	821,719
Raba Jarmuipari Holding Nyilvanosan
Mukodo Rt. (I)	11,794	45,092

		2,701,070
India - 11.06%
Aban Offshore, Ltd. (I)	21,138	344,266
ABG Shipyard, Ltd.	16,236	79,383
ACC, Ltd.	39,341	733,072
Aditya Birla Nuvo, Ltd.	56,676	983,261
Ador Welding, Ltd.	5,167	22,418
Aftek, Ltd. (I)	28,741	8,045
Alembic, Ltd.	38,000	47,683
Allahabad Bank	273,562	1,227,007
Alok Industries, Ltd.	676,920	273,184
Ambuja Cements, Ltd.	684,511	1,831,704
Amtek Auto, Ltd.	149,007	561,166
Anant Raj Industries, Ltd.	125,918	341,412
Andhra Bank	215,172	694,113
Ansal Properties & Infrastructure, Ltd.	83,467	153,484
Apollo Hospitals Enterprise, Ltd.	34,396	591,283
Apollo Tyres, Ltd.	154,850	237,232
Aptech, Ltd. (I)	18,472	55,125
Arvind, Ltd. (I)	213,458	187,191
Ashapura Minechem, Ltd. (I)	5,400	6,124
Ashok Leyland, Ltd.	1,150,653	1,812,861
Bajaj Auto Finance, Ltd.	15,115	197,780
Bajaj Finserv, Ltd.	24,676	253,181
Bajaj Hindusthan, Ltd.	135,981	330,765
Bajaj Holdings and Investment, Ltd.	56,364	896,666
Balaji Telefilms, Ltd.	11,528	12,737
Balkrishna Industries, Ltd.	3,316	47,980
Ballarpur Industries, Ltd.	487,134	363,958
Balmer Lawrie & Company, Ltd.	7,980	115,564
Balrampur Chini Mills, Ltd.	348,925	623,420
Bank Of Baroda	60,136	1,028,545
Bank Of India	179,113	1,683,745
Bank of Maharashtra	190,589	272,588
BASF India, Ltd.	1,501	16,197
BEML, Ltd.	27,755	595,501
Bhushan Steel, Ltd.	16,585	638,260
Binani Cement, Ltd.	55,588	91,349
Birla Corp., Ltd.	41,760	323,163
Bombay Rayon Fashions, Ltd.	91,929	502,496
Brigade Enterprises, Ltd.	7,596	22,477
Cairn India, Ltd. (I)	638,212	4,505,469
Canara Bank	141,988	1,539,151
Central Bank Of India	185,359	709,899
Century Textile & Industries, Ltd.	32,699	334,953
Chambal Fertilizers & Chemicals, Ltd.	224,870	317,322
Cholamandalam DBS Finance, Ltd.	8,951	30,147
City Union Bank, Ltd.	128,137	119,796
Corp Bank	30,114	363,654
Cranes Software International, Ltd.	3,000	569
Dalmia Cement Bharat, Ltd.	18,693	80,955
DCM Shriram Consolidated, Ltd.	26,804	29,090
Deepak Fertilizers &
Petrochemicals Corp., Ltd.	55,776	188,369
Development Credit Bank, Ltd. (I)	184,559	192,944
Dishman Pharmaceuticals & Chemicals, Ltd.	6,120	24,750
DLF, Ltd.	264,611	1,707,610
Dredging Corp. Of India, Ltd.	15,333	173,610
Edelweiss Capital, Ltd.	186,380	196,368

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Eicher Motors, Ltd.	8,358	$223,958
EID Parry India, Ltd.	40,945	341,412
Elder Pharmaceuticals, Ltd.	3,200	27,237
Electrosteel Castings, Ltd.	166,782	171,538
Escorts, Ltd.	108,529	443,492
Essar Shipping Ports & Logistics, Ltd. (I)	97,795	204,990
Essel Propack, Ltd. (I)	89,057	90,060
Eveready Industries India, Ltd.	21,000	32,209
Everest Kanto Cylinder, Ltd.	53,022	122,320
Federal Bank, Ltd.	274,293	1,979,173
Federal-mogul Goetze India, Ltd. (I)	8,130	25,851
Finolex Cables, Ltd.	89,396	107,601
Finolex Industries, Ltd.	73,666	154,964
Firstsource Solutions, Ltd. (I)	43,965	23,401
Gammon India, Ltd.	75,158	333,601
Gateway Distriparks, Ltd.	70,842	154,168
Geodesic, Ltd.	40,000	81,190
Geojit BNP Paribas Financial Services, Ltd.	72,565	47,421
Gitanjali Gems, Ltd.	50,394	205,847
Graphite India, Ltd.	81,467	160,397
Grasim Industries, Ltd.	70,103	3,003,190
Great Eastern Shipping Company, Ltd.	124,722	786,369
Great Offshore, Ltd.	45,068	360,128
Gujarat Alkalies & Chemicals, Ltd. (I)	54,680	134,240
Gujarat Ambuja Exports, Ltd.	15,000	8,144
Gujarat Flourochemicals, Ltd.	32,948	143,247
Gujarat Narmada Valley
Fertilizers Company, Ltd.	70,214	180,213
Gujarat State Fertilisers & Chemicals, Ltd.	41,832	257,919
Gulf Oil Corp, Ltd.	44,106	77,971
HBL Power Systems, Ltd. (I)	104,569	57,616
HCL Infosystems, Ltd.	148,100	355,117
HCL Technologies, Ltd.	139,835	1,133,188
HEG, Ltd.	17,873	120,016
Heidelbergcement India, Ltd. (I)	87,352	87,003
Hexaware Technologies, Ltd.	43,836	63,041
Himatsingka Seide, Ltd.	4,000	3,601
Hindalco Industries, Ltd.	1,937,113	6,902,088
Hinduja TMT, Ltd.	5,652	52,139
Hotel Leela Venture, Ltd.	161,732	176,857
Housing Development &
Infrastructure, Ltd. (I)	170,105	913,605
ICICI Bank, Ltd.	10,162	212,103
ICICI Bank, Ltd., SADR (L)	736,341	30,418,247
ICSA India, Ltd.	3,930	10,438
Idea Cellular, Ltd. (I)	814,805	1,243,960
IFCI, Ltd.	799,536	999,518
India Cements, Ltd.	437,401	994,541
India Glycols, Ltd.	14,305	34,748
India Infoline, Ltd.	254,359	506,023
Indiabulls Financial Services, Ltd.	341,835	1,016,019
Indiabulls Real Estate, Ltd. (I)	462,449	1,637,475
Indian Bank	92,080	491,852
Indian Hotels Company, Ltd.	708,519	1,551,272
Indian Overseas Bank	261,467	692,441
Industrial Development Bank of India, Ltd.	391,102	1,012,543
Infomedia 18, Ltd. (I)	19,250	11,038
Infotech Enterprises, Ltd.	4,000	13,341
Infrastructure Development
Finance Company, Ltd.	96,658	365,567
ING Vysya Bank, Ltd.	77,939	575,339
Ingersoll-Rand India, Ltd.	6,375	57,015
Ispat Industries, Ltd. (I)	585,760	232,372
IVRCL Assets & Holdings, Ltd. (I)	19,557	51,557
IVRCL Infrastructures & Projects, Ltd.	344,812	1,151,760

The accompanying notes are an integral part of the financial statements.	109

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Jammu & Kashmir Bank, Ltd.	27,988	$457,788
JB Chemicals & Pharmaceuticals, Ltd.	21,800	48,280
JBF Industries, Ltd.	49,341	151,706
Jet Airways India, Ltd. (I)	32,379	496,931
Jindal Poly Films, Ltd.	7,769	145,442
Jindal Saw, Ltd.	213,210	912,311
Jindal Stainless, Ltd. (I)	78,009	176,044
JK Cement, Ltd.	11,404	39,857
JK Lakshmi Cement, Ltd.	70,257	88,838
JK Tyre & Industries, Ltd.	14,533	51,987
JM Financial, Ltd.	244,712	165,034
JSW Steel, Ltd.	146,919	3,533,487
Jubilant Organosys, Ltd. (I)	29,000	208,728
Kalpataru Power Transmission, Ltd.	4,410	92,253
Karnataka Bank, Ltd.	155,196	561,516
Karur Vysya Bank, Ltd.	25,481	407,000
Kesoram Industries, Ltd.	33,435	209,076
Kirloskar Brothers, Ltd.	4,757	24,728
KSB Pumps, Ltd.	3,942	45,883
KSK Energy Ventures, Ltd. (I)	23,584	77,646
Lakshmi Machine Works, Ltd.	1,969	89,228
Lakshmi Vilas Bank, Ltd.	49,297	121,937
Madhucon Projects, Ltd.	34,342	111,600
Madras Cements, Ltd.	106,301	230,651
Mahanagar Telephone Nigam, ADR (L)	81,577	214,548
Maharashtra Seamless, Ltd. (I)	62,316	498,598
Mahindra Lifespace Developers, Ltd.	22,771	222,850
Manaksia, Ltd. (I)	35,648	74,601
Mangalam Cement, Ltd.	14,461	46,679
Mastek, Ltd.	11,271	57,998
McLeod Russel India, Ltd.	21,007	104,726
Mercator Lines, Ltd.	212,137	213,361
Merck, Ltd.	2,868	42,434
Monnet Ispat & Energy, Ltd.	29,475	309,195
Moser Baer India, Ltd. (I)	335,661	439,132
MRF, Ltd.	1,922	309,395
Mukand, Ltd.	28,732	45,572
Nagarjuna Construction Company, Ltd.	246,877	813,021
Nagarjuna Fertilizers & Chemicals, Ltd.	229,114	142,870
Nahar Spinning Mills, Ltd.	6,600	15,871
National Aluminium Company, Ltd.	134,091	1,130,759
National Organic Chemical Industries, Ltd.	80,241	35,380
NIIT Technologies, Ltd.	18,577	71,647
NIIT, Ltd.	51,346	72,566
Nirma, Ltd.	55,922	233,317
Noida Toll Bridge Company, Ltd. (I)	193,534	144,563
OCL India, Ltd.	1,500	4,235
Omaxe, Ltd. (I)	105,584	289,304
Orbit Corp. Ltd.	51,823	130,280
Orchid Chemicals & Pharmaceuticals, Ltd.	56,302	223,771
Orient Paper & Industries, Ltd.	82,674	96,565
Oriental Bank of Commerce	124,848	1,124,212
Panacea Biotec, Ltd. (I)	26,548	105,589
Pantaloon Retail India, Ltd.	800	7,737
Parsvnath Developers, Ltd. (I)	48,481	140,774
Patni Computer Systems, Ltd.	70,484	679,276
Patni Computer Systems, Ltd., ADR	28,382	542,096
Peninsula Land, Ltd.	89,370	114,242
Petronet LNG, Ltd.	22,340	51,279
Plethico Pharmaceuticals, Ltd.	5,976	50,253
Polaris Software Lab, Ltd.	39,735	138,641
Prism Cement, Ltd.	71,827	80,678
Provogue India, Ltd. (I)	90,931	117,922
PSL, Ltd.	15,269	40,435
PTC India, Ltd.	316,575	804,245

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Punj Lloyd, Ltd.	224,909	$506,011
Punjab National Bank, Ltd. (I)	5,000	125,322
Rajesh Exports, Ltd.	43,299	85,890
Raymond, Ltd. (I)	43,363	331,432
REI Agro, Ltd.	164,589	66,603
REI Six Ten Retail, Ltd.	7,790	14,494
Reliance Capital, Ltd.	122,106	1,971,028
Reliance Communications, Ltd.	907,725	3,004,068
Reliance Industries, Ltd.	691,540	13,480,146
Reliance Industries, Ltd., ADR (S)	34,905	1,364,436
Reliance Industries, Ltd., GDR (S)	242,076	9,413,932
Reliance Mediaworks, Ltd. (I)	19,015	77,275
Reliance Power, Ltd. (I)	695,041	2,242,721
Resurgere Mines & Minerals India, Ltd. (I)	35,806	53,663
Rolta India, Ltd.	140,629	489,268
RPG Itochu Finance, Ltd.	1,085	6,027
Ruchi Soya Industries, Ltd.	153,126	417,967
S Kumars Nationwide, Ltd. (I)	142,150	232,542
SEAMEC, Ltd.	14,000	44,450
Shiv-vani Oil & Gas Exploration
Services, Ltd. (I)	20,192	186,495
Shree Renuka Sugars, Ltd.	616,529	835,264
Sicagen India, Ltd. (I)	4,881	2,269
Sical Logistics, Ltd. (I)	4,881	6,751
Sobha Developers, Ltd.	50,121	352,636
Sonata Software, Ltd.	23,000	20,885
South Indian Bank, Ltd.	161,441	672,980
SREI Infrastructure Finance, Ltd.	163,456	306,482
SRF, Ltd.	37,385	211,389
State Bank of India	97,357	5,730,805
State Bank of India, GDR	4,501	529,993
Sterling Biotech, Ltd.	83,551	188,807
Sterlite Industries India, Ltd. (L)	528,754	6,810,352
Sundaram Finance, Ltd.	8,650	88,630
Suzlon Energy, Ltd. (I)	534,875	524,807
Syndicate Bank, Ltd.	230,001	528,549
Tamilnadu Newsprint & Papers, Ltd.	39,187	114,136
Tanla Solutions, Ltd.	86,834	42,124
Tata Chemicals, Ltd.	121,519	1,023,588
Tata Communications, Ltd., ADR (I)(L)	63,085	889,499
Tata Investment Corp., Ltd.	11,273	124,436
Tata Steel, Ltd.	495,543	5,498,910
Tata Tea, Ltd.	607,990	1,562,930
Teledata Marine Solutions Pte, Ltd.	23,607	17,188
Teledata Technology Solutions	23,607	702
Time Technoplast, Ltd. (I)	110,114	124,126
Triveni Engineering & Industries, Ltd.	89,471	183,930
Tube Investments of India, Ltd.	22,473	61,077
UCO Bank	198,438	470,012
Uflex, Ltd.	4,422	14,885
Ultratech Cement, Ltd.	40,058	772,931
Unichem Laboratories, Ltd.	4,690	42,062
Union Bank of India, Ltd.	213,838	1,497,602
United Phosphorus, Ltd.	3,115	12,156
Unity Infraprojects, Ltd.	31,689	72,664
Usha Martin, Ltd.	161,870	288,627
UTV Software Communications, Ltd. (I)	20,932	224,636
Vardhman Textiles, Ltd.	8,267	54,541
Varun Shipping Company, Ltd.	62,246	53,946
Videocon Industries, Ltd.	139,150	757,187
Vijaya Bank	167,219	280,420
Vimta Labs, Ltd. (I)	7,251	4,947
Walchandnagar Industrie	28,717	130,772
Wockhardt, Ltd. (I)	60,840	284,725
Zuari Industries, Ltd.	9,847	146,402

The accompanying notes are an integral part of the financial statements.	110

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Zylog Systems, Ltd.	553	$6,417

		175,857,248
Indonesia - 2.87%
AKR Corporindo Tbk Pt	2,347,500	319,350
Aneka Tambang Tbk PT	6,947,000	1,592,839
Astra Graphia Tbk PT	606,500	28,633
Bakrie & Brothers Tbk PT (I)	136,839,261	758,041
Bakrie Sumatera Plantations Tbk PT	20,885,000	637,136
Bakrie Telecom Tbk PT (I)	34,369,000	622,101
Bakrieland Development Tbk PT	45,156,000	561,294
Bank Bukopin Tbk PT	3,572,000	272,370
Bank Danamon Indonesia Tbk PT	4,060,000	2,414,337
Bank Negara Indonesia Persero Tbk PT	8,059,000	3,105,498
Bank Pan Indonesia Tbk PT (I)	9,754,000	1,212,368
Barito Pacific Tbk PT (I)	3,118,500	368,887
Berlian Laju Tanker Tbk PT (I)	11,916,666	315,997
Bhakti Investama Tbk PT (I)	22,152,800	249,877
Budi Acid Jaya Tbk PT	2,039,000	50,931
Bumi Resources Tbk PT	36,653,430	6,765,701
Central Proteinaprima Tbk PT (I)	30,464,500	178,707
Charoen Pokphand Indonesia Tbk PT	1,095,084	781,012
Ciputra Development Tbk PT (I)	19,442,500	723,677
Ciputra Surya Tbk PT (I)	1,437,500	90,992
Darma Henwa Tbk PT (I)	20,860,500	143,528
Davomas Abadi Tbk PT (I)	8,435,500	70,854
Elnusa PT	2,863,500	91,774
Energi Mega Persada Tbk PT (I)	40,739,638	408,091
Gajah Tunggal Tbk PT	2,601,000	494,331
Global Mediacom Tbk PT	15,311,000	533,394
Gozco Plantations Tbk PT	4,676,000	186,056
Gudang Garam Tbk PT	1,285,924	5,613,705
Indah Kiat Pulp and Paper Corp. Tbk PT (I)	6,340,000	1,419,087
Indika Energy Tbk PT	1,908,000	678,293
Indofood Sukses Makmur Tbk PT	8,050,000	4,060,086
International Nickel Indonesia Tbk PT	5,169,000	2,441,219
Japfa Comfeed Indonesia Tbk Pt	61,500	16,900
Kawasan Industri Jababeka Tbk PT (I)	15,626,500	202,074
Lippo Karawaci Tbk PT (I)	20,596,500	1,142,646
Matahari Putra Prima Tbk PT	3,136,000	320,344
Medco Energi Internasional Tbk PT	4,015,500	1,372,401
Mitra Adiperkasa Tbk PT	866,000	113,271
Mitra International Resources (I)	5,235,500	159,898
Panin Financial Tbk PT (I)	30,756,000	554,175
Panin Insurance Tbk PT (I)	1,443,000	65,435
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	1,000,000	1,033,339
Polychem Indonesia Tbk PT (I)	1,930,000	34,983
Ramayana Lestari Sentosa Tbk PT	2,105,000	195,890
Sampoerna Agro PT	1,330,000	399,803
Samudera Indonesia Tbk PT (I)	74,500	29,478
Selamat Sempurna Tbk PT	1,188,000	102,493
Sentul City Tbk PT (I)	14,266,000	163,974
Sorini Agro Asia Corporindo Tbk PT	659,500	168,189
Summarecon Agung Tbk PT	12,822,500	1,310,661
Suryainti Permata Tbk PT (I)	1,802,000	17,751
Timah Tbk PT	238,000	62,898
Trias Sentosa Tbk PT	1,000,000	21,165
Trimegah Securities Tbk PT	1,540,500	18,924
Truba Alam Manunggal Engineering PT (I)	19,436,000	155,104
Tunas Baru Lampung Tbk PT	302,000	12,351
Tunas Ridean Tbk PT	6,050,000	449,524
Wijaya Karya PT	4,669,000	304,501

		45,618,338

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Israel - 0.01%
Electra Real Estate, Ltd. (I)	1	$4
Mivtach Shamir Holdings, Ltd. (I)	6,548	193,830

		193,834
Malaysia - 3.58%
Affin Holdings BHD	1,046,800	1,019,740
AirAsia BHD	1,519,200	807,575
Al Aqar KPJ	29,082	10,316
Alliance Financial Group BHD	1,817,500	1,764,828
AMDB BHD (I)	180,000	21,830
AMMB Holdings BHD	3,884,450	6,972,216
Ann Joo Resources BHD	374,700	305,212
APM Automotive Holdings BHD	154,800	216,467
Asas Dunia BHD (I)	94,000	21,580
Asia Pacific Land BHD (I)	282,100	29,074
Bandar Raya Developments BHD	1,190,700	878,481
Berjaya Assets BHD (I)	458,500	83,635
Berjaya Corp. BHD	318,850	40,642
Berjaya Corp. BHD (Kuala Lumpur Exchange)	4,170,900	1,252,575
Berjaya Land BHD	210,200	290,790
Berjaya Media BHD (I)	79,700	10,656
BIMB Holdings BHD	743,200	297,051
Boustead Holdings BHD	818,460	1,107,517
Cahya Mata Sarawak BHD	235,100	176,291
CSC Steel Holdings BHD	205,100	112,070
Dijaya Corp. BHD	16,900	5,626
DNP Holdings BHD	529,900	239,982
DRB-Hicom BHD	1,777,900	615,956
Eastern & Oriental BHD (I)	1,323,700	448,125
Eastern Pacific Industrial Corp. BHD	155,700	97,902
ECM Libra Financial Group BHD	1,230,619	268,732
Encorp BHD	114,800	37,012
EON Capital BHD (I)	633,500	1,407,657
Esso Malaysia BHD	89,000	76,614
Evergreen Fibreboard BHD	474,300	231,265
General Corp. BHD	242,500	124,998
Globetronics Technology BHD	172,980	66,753
Glomac BHD	108,200	46,418
Goldis BHD (I)	268,500	120,106
Hap Seng Consolidated BHD	524,000	471,249
Hap Seng Plantations Holdings BHD	455,800	348,815
Hong Leong Credit BHD	534,400	1,475,128
Hong Leong Industries BHD	52,000	81,586
Hunza Properties BHD	102,400	43,902
Hwang-DBS Malaysia BHD	69,400	36,499
IGB Corp. BHD	1,989,800	1,162,253
IJM Corp. BHD	2,707,180	4,277,027
IJM Land BHD	389,800	277,328
Insas BHD (I)	478,504	74,273
Integrated Logistics BHD	175,560	52,610
Jaks Resources BHD (I)	413,200	88,751
Jaya Tiasa Holdings BHD (I)	56,700	63,126
Jerneh Asia BHD	51,300	51,658
K&N Kenanga Holdings BHD	154,200	33,462
Keck Seng BHD	190,400	342,630
Kian Joo Can Factory BHD	332,000	150,862
Kim Loong Resources BHD	37,800	24,676
Kinsteel BHD	653,200	179,683
KLCC Property Holdings BHD	1,299,200	1,359,184
KNM Group BHD (I)	4,403,900	671,647
KSL Holdings BHD	155,066	74,402
KUB Malaysia BHD	592,900	86,134
Kulim Malaysia BHD	411,200	1,100,169
Kumpulan Hartanah Selangor BHD (I)	410,900	49,140
Kumpulan Perangsang Selangor BHD	137,400	60,004

The accompanying notes are an integral part of the financial statements.	111

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
Landmarks BHD	819,100	$305,276
LBS Bina Group BHD	210,000	33,323
Leader Universal Holdings BHD	490,700	127,444
Lion Corp. BHD (I)	812,793	72,178
Lion Diversified Holdings BHD	863,200	116,929
Lion Industries Corp. BHD	1,085,100	551,676
MAA Holdings BHD (I)	139,500	28,784
MBM Resources BHD	5,000	5,039
MEASAT Global BHD (I)	277,000	359,725
Mega First Corp. BHD	193,700	102,532
Melewar Industrial Group BHD (I)	62,200	13,809
MK Land Holdings BHD (I)	656,100	61,093
MMC Corp. BHD	1,962,100	1,571,142
MNRB Holdings BHD (I)	18,000	15,474
MTD ACPI Engineering BHD	88,100	13,445
Muhibbah Engineering M BHD	859,000	233,442
Mulpha International BHD (I)	4,066,000	516,145
Naim Holdings BHD	228,400	238,135
NCB Holdings BHD	29,600	33,807
Nylex Malaysia BHD (I)	55,510	13,345
Oriental Holdings BHD	510,720	835,629
OSK Holdings BHD	1,295,625	533,935
OSK Property Holdings BHD	80,236	14,275
OSK Ventures International BHD (I)	157,045	21,699
Panasonic Manufacturing Malaysia BHD	8,100	51,083
Paramount Corp. BHD	24,400	34,125
Pelikan International Corp. BHD	415,200	145,873
PJ Development Holdings BHD	297,900	67,100
PPB Group BHD	1,088,600	5,889,501
Protasco BHD	141,500	47,317
Proton Holdings BHD (I)	656,100	952,693
QSR Brands BHD	83,100	116,345
Ranhill BHD	382,200	94,289
RCE Capital BHD	327,700	65,043
Resorts World BHD	2,211,300	2,116,688
RHB Capital BHD	827,700	1,742,960
Scomi Group BHD (I)	2,062,900	257,520
Selangor Dredging BHD	328,000	70,332
Selangor Properties BHD	18,300	19,057
Shangri-La Hotels BHD	24,100	20,804
Shell Refining Company Federation of
Malaya BHD	150,600	514,029
SHL Consolidated BHD	185,100	75,499
Sino Hua-an International BHD (I)	429,900	46,218
Sunrise BHD	495,650	313,433
Sunway City BHD	519,300	639,315
Sunway Holdings, Inc. BHD	370,700	186,544
Suria Capital Holdings BHD	286,100	139,706
TA Ann Holdings BHD	246,100	430,296
TA Enterprise BHD	2,443,400	494,211
TA Global BHD	1,466,040	171,449
Talam Corp. BHD (I)	1,080,000	31,995
TDM BHD	150,700	97,163
Tebrau Teguh BHD (I)	548,034	113,281
Time.com BHD (I)	1,972,700	308,405
Titan Chemicals Corp.	1,472,700	1,054,424
Tradewinds Corp. BHD (I)	660,000	158,630
Tradewinds Malaysia BHD	82,400	96,469
Unico-Desa Plantations BHD	149,600	46,796
Unisem M BHD	894,920	553,990
United Malacca BHD	83,200	272,813
VS Industry BHD	166,897	68,367
WTK Holdings BHD	477,500	158,595
YNH Property BHD	967,196	518,685
YTL Cement BHD	53,800	68,157

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
YTL Corp. BHD	376,800	$882,071
Zelan BHD (I)	600,800	114,628

		56,906,070
Mexico - 5.41%
Alfa SA de CV	856,200	5,828,911
Alsea SAB de CV	483,850	454,180
Axtel SAB de CV (I)	1,028,937	538,657
Bolsa Mexicana de Valores SA de CV	731,140	1,146,059
Carso Infraestructura y Construccion SA
de CV (I)	1,270,680	741,264
Cemex SAB de CV, SADR (I)(L)	2,348,027	18,197,209
Coca-Cola Femsa SAB de CV, SADR (L)	40,521	3,041,911
Coca-Cola Femsa SAB de CV, Series L	73,868	554,203
Consorcio ARA SA de CV	2,181,685	1,266,096
Controladora Comercial Mexicana SAB
De CV (I)	546,510	463,312
Corp. GEO SA de CV (I)	842,752	2,170,824
Desarrolladora Homex SA de CV (I)(L)	21,844	607,482
Desarrolladora Homex SA de CV (I)	235,000	1,089,061
Dine SA de CV (I)	103,700	47,924
Embotelladoras Arca SA de CV	1,329,781	5,037,278
Empresas ICA SA de CV (I)(L)	372,278	3,395,175
Empresas ICA Sociedad Controladora SA
de CV (I)	25,600	58,572
Fomento Economico Mexicano SA de CV	48,851	2,379,044
GMD Resorts SAB de CV (I)	69,300	16,276
Gruma SAB de CV, Class B (I)	330,964	460,863
Gruma SAB de CV, SADR (I)	14,776	80,677
Grupo Aeroportuario del Centro Norte SAB
de CV	14,736	174,622
Grupo Aeroportuario del Centro Norte SAB
de CV	334,400	501,623
Grupo Aeroportuario del Pacifico SA de CV	137,142	3,894,833
Grupo Aeroportuario del Sureste SA de
CV, ADR (L)	60,450	2,510,489
Grupo Aeroportuario del Sureste SA de
CV, Class B	27,200	113,153
Grupo Carso SA de CV	1,648,645	7,288,092
Grupo Cementos de Chihuahua SA de CV (I)	57,000	172,735
Grupo Famsa SAB de CV (I)	543,338	600,992
Grupo Financiero Banorte SA de CV	2,763,470	9,888,229
Grupo Financiero Inbursa SA de CV	40,100	145,946
Grupo Industrial Maseca SA de CV	2,600	2,324
Grupo Industrial Saltillo SAB De CV (I)	100,600	77,359
Grupo Kuo SAB de CV (I)	164,700	184,672
Grupo Mexicano de Desarrollo (I)	69,300	49,300
Grupo Simec SAB de CV (I)	429,400	1,005,557
Industrias CH SA de CV (I)	496,760	1,749,277
Maxcom Telecomunicaciones SAB de CV (I)	105,143	50,105
Organizacion Soriana SA de CV	2,969,559	7,311,747
Qualitas Compania de Seguros SA de CV	364,900	240,513
Sare Holding SAB de CV, Class B (I)	595,900	116,928
Urbi Desarrollos Urbanos SA de CV (I)	1,258,000	2,325,500

		85,978,974
Philippines - 0.65%
Ayala Corp.	45,000	342,826
China Banking Corp.	19,518	169,180
Empire East Land Holdings, Inc. (I)	5,890,000	60,949
Filinvest Development Corp.	404,000	33,015
Filinvest Land, Inc.	28,408,750	718,139
First Philippine Holdings Corp.	546,800	714,460
Lopez Holdings Corp. (I)	4,119,000	470,055
Megaworld Corp.	23,269,000	948,950

The accompanying notes are an integral part of the financial statements.	112

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Philippines (continued)
Metropolitan Bank & Trust Company	1,329,500	$1,875,022
Philippine National Bank (I)	740,400	675,243
Rizal Commercial Banking Corp.	553,700	305,709
Robinsons Land Corp.	3,450,500	1,075,225
Security Bank Corp.	197,018	326,188
Union Bank of Philippines	416,700	415,048
Universal Robina Corp.	2,161,100	1,639,192
Vista Land & Lifescapes, Inc.	9,526,000	567,916

		10,337,117
Poland - 1.45%
Agora SA	92,656	730,901
Asseco Poland SA PDA	96,906	1,685,417
ATM SA (I)	1,309	3,602
Bank BPH SA (I)	23,715	405,440
Bank Handlowy w Warszawie SA	33,968	835,573
Bank Millennium SA (I)	783,960	1,092,068
Bioton SA (I)	6,393,772	424,166
Bomi SA (I)	12,423	45,171
Ciech SA (I)	34,746	306,792
Comarch SA (I)	2,909	68,993
Dom Maklerski IDM SA (I)	151,287	129,490
Echo Investment SA (I)	671,909	973,739
Emperia Holding SA	4,908	129,836
Fabryki Mebli Forte SA	23,417	105,098
Firma Oponiarska Debica SA	7,943	162,452
Gant Development SA (I)	16,797	107,375
Grupa Kety SA	23,810	798,292
Grupa Lotos SA (I)	123,912	1,164,107
Impexmetal SA (I)	74,550	89,170
KGHM Polska Miedz SA	5,019	169,314
Kopex SA (I)	75,475	422,744
Kredyt Bank SA (I)	59,632	273,285
LC Corp. SA (I)	425,367	224,119
MCI Management SA (I)	26,839	59,539
Mostostal-Export SA (I)	22,387	13,011
Netia SA (I)	376,393	571,219
Orbis SA (I)	61,821	734,902
Pekaes SA (I)	6,381	17,451
Pfleiderer Grajewo SA (I)	6,153	23,428
Pol-Aqua SA (I)	4,966	29,666
Polnord SA	21,127	240,567
Polska Grupa Farmaceutyczna SA (I)	8,974	117,730
Polski Koncern Naftowy Orlen SA (I)	766,761	9,394,317
Sygnity SA (I)	28,494	120,723
Synthos SA (I)	1,964,944	1,229,231
Zaklady Azotowe Pulawy SA	5,249	126,969
Zaklady Azotowe w Tarnowie-
Moscicach SA (I)	3,000	16,558

		23,042,455
Russia - 4.84%
Gazprom OAO, SADR	1,366,762	27,950,283
Gazprom OAO, SADR (London Exchange)	1,621,321	33,334,637
Lukoil OAO	288,612	15,297,736
Surgutneftegaz, SADR	28,932	270,436

		76,853,092
South Africa - 7.76%
ABSA Group, Ltd.	437,199	7,308,675
Adcorp Holdings, Ltd.	6,348	24,516
Aeci, Ltd.	187,934	1,730,028
Afgri, Ltd.	711,723	622,465
African Bank Investments, Ltd.	874,834	3,834,245
Allied Electronics Corp., Ltd.	95,427	327,422
Argent Industrial, Ltd. (I)	106,615	133,002

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Aveng, Ltd.	799,096	$4,111,089
Avusa, Ltd.	22,043	61,812
Barloworld, Ltd.	462,183	2,679,217
Basil Read Holdings, Ltd.	47,708	74,914
Bell Equipment, Ltd. (I)	83,308	103,168
Blue Label Telecoms, Ltd.	69,609	44,330
Business Connexion Group, Ltd.	50,364	37,677
Cadiz Holdings, Ltd.	77,052	34,482
Caxton & CTP Publishers & Printers, Ltd.	251,225	408,967
Ceramic Industries, Ltd.	1,781	28,977
Cipla Medpro South Africa, Ltd.	639,904	536,733
DataTec, Ltd.	402,175	1,891,843
Distribution And Warehousing
Network, Ltd. (I)	2,976	3,187
Eqstra Holdings, Ltd. (I)	160,739	130,692
Esorfranki, Ltd.	141,184	43,038
Freeworld Coatings, Ltd.	26,940	37,232
Gold Fields, Ltd. (L)	1,695,930	23,878,694
Gold Reef Resorts, Ltd.	22,165	51,938
Grindrod, Ltd.	754,033	1,581,901
Group Five, Ltd.	38,985	176,336
Harmony Gold Mining Company, Ltd. (L)	979,631	9,972,644
Health PLS (I)	218,165	380,125
Hulamin, Ltd. (I)	180,390	249,225
Iliad Africa, Ltd.	288,559	293,702
Imperial Holdings, Ltd.	332,645	4,594,633
Investec, Ltd.	551,796	4,136,358
JD Group, Ltd.	383,014	2,260,910
Kap International Holdings, Ltd. (I)	90,584	26,408
Keaton Energy Holdings, Ltd. (I)	23,640	15,380
Lewis Group, Ltd.	177,361	1,485,678
Merafe Resources, Ltd.	2,372,276	397,617
Metair Investments, Ltd.	120,919	163,846
Metorex, Ltd. (I)	411,488	200,421
Metropolitan Holdings, Ltd.	1,314,350	2,835,773
Mittal Steel South Africa, Ltd.	327,596	3,649,178
Mondi, Ltd.	338,606	2,469,377
Mustek, Ltd.	29,272	14,016
Mvelaphanda Group, Ltd. (I)	652,148	434,831
Nampak, Ltd.	645,874	1,559,892
Nedbank Group, Ltd.	379,144	7,201,754
Northam Platinum, Ltd.	195,797	1,066,175
Nu-World Holdings, Ltd.	9,429	21,735
Omnia Holdings, Ltd. (I)	103,899	816,615
Peregrine Holdings, Ltd.	219,538	327,047
Pioneer Foods, Ltd.	6,498	38,210
PSG Group, Ltd.	183,733	757,786
Raubex Group, Ltd.	41,003	106,639
Sanlam, Ltd.	4,166,056	13,102,575
Sappi, Ltd. (I)	189,700	896,754
Sappi, Ltd., SADR (I)	420,583	1,989,358
Sentula Mining, Ltd. (I)	279,554	94,503
Simmer and Jack Mines, Ltd. (I)	1,293,825	168,121
Standard Bank Group, Ltd.	50,986	720,560
Steinhoff International Holdings, Ltd. (I)	2,528,288	6,430,793
Super Group, Ltd. (I)	4,394,323	368,935
Telkom SA, Ltd.	636,376	2,895,511
Tiger Wheels, Ltd.	14,267	0
Trans Hex Group, Ltd. (I)	25,075	13,252
Trencor, Ltd.	225,876	1,086,477
Value Group, Ltd.	267,946	134,410
Zeder Investments, Ltd.	67,475	18,932

		123,292,736

The accompanying notes are an integral part of the financial statements.	113

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea - 13.23%
Aekyung Petrochemical Company, Ltd.	4,450	$102,638
Artone Paper Manufacturing Company, Ltd. (I)	3,004	9,510
Asia Cement Company, Ltd.	4,430	162,770
Asia Paper Manufacturing Company, Ltd.	2,000	18,247
Asiana Airlines, Inc. (I)	21,100	147,230
AUK Corp.	5,400	18,342
BNG Steel Company, Ltd. (I)	10,210	89,699
Boryung Pharmaceutical Company, Ltd.	3,576	45,551
Busan Bank	236,450	2,522,741
Byucksan Engineering & Construction
Company, Ltd. (I)	6,140	8,985
Chin Hung International, Inc. (I)	156,375	60,050
Chokwang Leather Company, Ltd.	2,300	18,553
Chong Kun Dang Pharm Corp.	17,370	319,610
Choongwae Pharma Corp.	9,279	125,233
Chosun Refractories Company, Ltd.	1,160	52,975
CJ Corp.	23,106	1,702,218
Crown Confectionery Company, Ltd.	630	60,982
D.I Corp (I)	8,700	11,309
Dae Chang Industrial Company, Ltd.	70,350	93,098
Dae Dong Industrial Company, Ltd.	13,000	49,043
Dae Han Flour Mills Company, Ltd.	1,742	206,837
Dae Won Kang Up Company, Ltd.	53,489	110,950
Daeduck Electronics Company, Ltd.	58,880	322,948
Daeduck GDS Company, Ltd.	20,450	149,898
Daegu Bank	199,280	2,323,500
Daehan Steel Company, Ltd.	12,720	89,011
Daehan Synthetic Fiber Company, Ltd.	130	6,971
Daekyo Company, Ltd.	62,070	281,403
Daelim Industrial Company, Ltd.	44,586	2,816,959
Daesang Corp. (I)	33,120	198,621
Daesang Holdings Company, Ltd.	1,950	4,835
Daesung Group Holdings Company, Ltd.	489	44,951
Daesung Holdings Company, Ltd.	10,786	69,581
Daesung Industrial Company, Ltd. (I)	1,393	56,759
Daewoo Engineering &
Construction Company, Ltd.	193,480	1,593,082
Daewoo Motor Sales Corp. (I)	53,167	149,400
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	114,575	2,231,845
Daewoong Company, Ltd.	620	9,075
Daishin Securities Company, Ltd.	67,580	816,578
Daiyang Metal Company, Ltd. (I)	6,490	5,405
Daou Technology, Inc.	48,110	310,158
DCM Corp.	1,930	13,525
Digital Power Communications Company, Ltd.	14,000	14,350
Dong Ah Tire & Rubber Company, Ltd.	3,100	20,951
Dong Wha Pharmaceutical Company, Ltd.	31,730	128,439
Dong-Il Corp.	1,497	72,150
Dongbang Transport Logistics Company, Ltd.	5,650	11,307
Dongbu Corp.	16,730	93,905
Dongbu HiTek Company, Ltd. (I)	41,060	305,063
Dongbu Securities Company, Ltd.	32,619	157,547
Dongbu Steel Company, Ltd.	34,373	281,796
Dongil Industries Company, Ltd.	1,795	100,796
Dongil Paper Manufacturing Company, Ltd.	13,000	13,478
Dongil Rubber Belt Company, Ltd.	16,520	110,932
Dongkuk Steel Mill Company, Ltd.	59,740	1,193,875
Dongwon F&B Company, Ltd.	2,185	84,279
Dongyang Engineering & Construction Corp.	1,469	13,296
Dongyang Mechatronics Corp.	24,424	164,511
Doosan Industrial Development Company, Ltd.	44,670	181,877
Eagon Industries Company, Ltd. (I)	480	3,026
Eugene Investment & Securities
Company, Ltd. (I)	761,320	461,640

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
F&F Company, Ltd.	5,100	$17,799
Fursys, Inc.	2,670	61,906
Gaon Cable Company, Ltd.	1,218	26,049
Global & Yuasa Battery Company, Ltd.	7,610	167,302
GS Engineering & Construction Corp.	39,530	2,830,201
GS Holdings Corp.	88,360	3,634,935
Gwangju Shinsegae Company, Ltd.	813	105,853
Hae In Corp.	1,846	5,869
Halla Climate Control Company, Ltd.	11,850	179,059
Halla Engineering & Construction Corp.	17,931	195,016
Han Kuk Carbon Company, Ltd.	25,580	134,733
Hana Financial Group, Inc.	341,710	8,818,468
Handok Pharmaceuticals Company, Ltd.	1,000	12,105
Handsome Company, Ltd.	20,098	318,956
Hanil Cement Manufacturing Company, Ltd.	8,549	402,780
Hanil Construction Company, Ltd. (I)	1,470	2,790
Hanjin Heavy Industries &
Construction Company, Ltd.	49,246	1,178,736
Hanjin Heavy Industries & Construction
Holdings Company, Ltd.	15,080	152,391
Hanjin Shipping Company, Ltd. (I)	21,932	553,951
Hanjin Shipping Holdings Company, Ltd. (I)	12,269	155,802
Hanjin Transportation Company, Ltd.	12,470	336,012
Hankook Cosmetics Company, Ltd. (I)	4,914	13,914
Hankook Cosmetics Company, Ltd.	1,386	9,145
Hankuk Electric Glass Company, Ltd.	3,370	106,714
Hankuk Glass Industries, Inc.	1,820	41,457
Hankuk Paper Manufacturing Company, Ltd.	3,690	90,874
Hanshin Construction Company, Ltd.	3,010	20,335
Hansol Chemical Company, Ltd.	3,500	36,715
Hansol CSN Company, Ltd.	48,270	85,631
Hansol Paper Company, Inc.	55,950	631,450
Hanwha Chemical Corp.	129,080	2,898,698
Hanwha Securities Company, Ltd.	79,911	478,237
Hanwha Timeworld Company, Ltd.	1,700	22,101
Hanyang Securities Company, Ltd.	12,220	91,829
Heung-A Shipping Company, Ltd.	51,105	41,923
Hite Holdings Company, Ltd.	10,200	174,614
HMC Investment Securities Company, Ltd. (I)	22,150	313,529
Honam Petrochemical Corp.	20,533	3,229,397
Hotel Shilla Company, Ltd.	6,742	158,703
HS R&A Company, Ltd.	2,200	33,151
Husteel Company, Ltd.	5,310	75,619
Hwacheon Machine Tool Company, Ltd.	730	23,620
HwaSung Industrial Company, Ltd. (I)	3,530	12,986
Hyosung Corp.	35,945	3,203,593
Hyundai Cement Company, Ltd.	2,370	15,806
Hyundai Development Company	91,527	2,096,349
Hyundai DSF Company, Ltd.	2,800	20,804
Hyundai Elevator Company, Ltd.	3,641	146,256
Hyundai H & S Company, Ltd.	51,830	506,594
Hyundai Hysco Company, Ltd.	41,680	648,787
Hyundai Mipo Dockyard Company, Ltd.	17,062	2,291,505
Hyundai Motor Company, Ltd.	184,718	21,764,406
Hyundai Pharmaceutical
Industrial Company, Ltd.	9,400	13,581
Hyundai Securities Company, Ltd.	194,107	2,341,847
Hyundai Steel Company	78,472	7,116,152
Il Dong Pharmaceutical Company, Ltd.	4,520	131,894
Iljin Diamond Company, Ltd. (I)	712	29,249
Iljin Electric Company, Ltd.	20,200	195,100
Iljin Holdings Company, Ltd.	15,328	52,284
Ilshin Spinning Company, Ltd.	800	56,725
Ilsung Pharmaceutical Company, Ltd.	1,470	84,177
Industrial Bank of Korea	297,030	3,619,129

The accompanying notes are an integral part of the financial statements.	114

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Inzi Controls Company, Ltd.	6,490	$20,251
IS Dongseo Company, Ltd.	12,840	152,275
ISU Chemical Company, Ltd.	10,720	161,827
Isupetasys Company, Ltd.	27,200	64,322
Jahwa Electronics Company, Ltd.	13,850	73,032
Jeil Mutual Savings Bank (I)	1,850	7,925
Jeil Pharmaceutical Company	9,400	101,664
Jeonbuk Bank, Ltd.	67,072	346,823
Joongang Construction Company, Ltd. (I)	2,700	5,988
KB Financial Group, Inc., ADR (L)	469,542	19,129,141
KC Green Holdings Company, Ltd.	8,240	30,887
KC Tech Company, Ltd.	4,128	17,342
KCC Corp.	8,006	1,995,115
KCTC	1,100	20,233
Keangnam Enterprises, Ltd. (I)	11,908	76,799
Keyang Electric Machinery Company, Ltd.	18,120	36,367
KG Chemical Corp.	9,920	88,744
Kia Motors Corp.	67,637	1,741,931
KIC, Ltd. (I)	6,540	28,221
KISCO Corp.	5,176	115,640
KISCO Holdings Company, Ltd.	1,771	73,561
Kishin Corp.	14,380	62,701
KISWIRE, Ltd.	7,629	241,928
Kolon Corp.	5,560	150,223
Kolon Engineering &
Construction Company, Ltd.	27,010	89,817
Korea Airport Service Company, Ltd.	2,700	87,876
Korea Cast Iron Pipe Industries Company, Ltd.	6,600	20,042
Korea Circuit Company, Ltd. (I)	5,500	18,394
Korea Development Corp. (I)	2,330	6,901
Korea Development Financing Corp.	1,960	52,278
Korea Electric Terminal Company, Ltd.	7,230	113,867
Korea Exchange Bank	470,120	4,989,776
Korea Express Company, Ltd. (I)	10,550	516,129
Korea Flange Company, Ltd. (I)	1,830	15,145
Korea Green Paper Manufacturing
Company, Ltd. (I)	3,607	4,736
Korea Investment Holdings Company, Ltd.	61,617	1,628,252
Korea Kumho Petrochemical
Company, Ltd. (I)	3,053	158,941
Korea Line Corp. (I)	12,952	514,200
Korea Mutual Savings Bank (I)	870	6,279
Korean Petrochemical
Industrial Company, Ltd.	3,614	210,107
KP Chemical Corp.	43,550	444,585
KPX Chemcial Company, Ltd.	1,601	61,105
KTB Network Corp. (I)	85,390	250,103
Kukdo Chemical Company, Ltd.	4,840	145,178
Kumho Electric Company, Ltd.	4,510	145,981
Kumho Industrial Company, Ltd. (I)	36,950	107,238
Kumho Investment Bank	99,870	77,069
Kumho Tire Company, Inc. (I)	11,860	50,010
Kumkang Industrial Company, Ltd.	1,400	9,916
Kunsul Chemical Industrial Company, Ltd.	850	10,308
Kwang Dong Pharmaceutical Company, Ltd.	64,720	156,253
Kyeryong Construction
Industrial Company, Ltd.	8,060	88,607
Kyobo Securities Company, Ltd.	28,118	197,342
Kyung Nong Corp.	11,060	37,825
Kyung-in Synthetic Corp.	28,920	85,235
Kyungbang, Ltd. (I)	716	68,803
Lee Ku Industrial Company, Ltd.	8,740	11,969
LG Display Company, Ltd., ADR (L)	869,518	12,242,813
LG Electronics, Inc.	110,239	8,882,739
LG Telecom, Ltd.	351,380	2,194,188

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Livart Furniture Company, Ltd.	4,180	$27,962
Lotte Chilsung Beverage Company, Ltd.	1,027	637,986
Lotte Confectionery Company, Ltd.	1,124	1,155,821
Lotte Midopa Company, Ltd.	22,960	223,598
Lotte Samkang Company, Ltd.	1,151	232,290
Lotte Shopping Company, Ltd.	17,871	5,787,865
Manho Rope & Wire, Ltd.	1,400	18,785
Meritz Securities Company, Ltd. (I)	304,933	246,345
Moorim P&P Company, Ltd. (I)	1,040	6,133
Moorim Paper Company, Ltd.	12,870	87,074
Motonic Corp.	8,630	55,576
Namkwang Engr & Construction (I)	36,410	99,854
Namyang Dairy Products Company, Ltd.	790	328,909
Nexen Corp.	2,062	85,414
NH Investment & Securities Company, Ltd.	39,380	297,569
NK Company, Ltd.	10,990	68,929
Nong Shim Company, Ltd.	2,920	518,867
Nong Shim Holdings Company, Ltd.	1,340	67,942
On*Media Corp. (I)	92,630	207,140
Ottogi Corp.	1,779	204,740
Pacific Corp.	4,614	655,566
Pang Rim Company, Ltd.	950	9,780
PaperCorea, Inc. (I)	2,900	17,763
Poonglim Industrial Company, Ltd. (I)	5,520	9,344
Poongsan Corp.	20,019	631,768
Poongsan Holdings Corp.	5,340	133,333
POSCP Coated & Color Steel Company, Ltd.	2,620	64,659
Pulmuone Company, Ltd.	1,122	38,784
Pumyang Construction Company, Ltd.	2,342	9,010
Pusan City Gas Company, Ltd.	7,810	136,148
S&T Daewoo Company, Ltd. (I)	7,570	164,721
S&T Dynamics Company, Ltd.	32,889	567,273
S&T Holdings Company, Ltd.	6,620	75,918
Saehan Media Company, Ltd. (I)	6,266	31,730
Saeron Automotive Corp.	7,580	30,568
Sajo Industries Company, Ltd.	800	22,188
Sajodaerim Corp. (I)	2,420	37,544
Sam Kwang Glass Industrial Company, Ltd.	720	34,194
Sam Lip General Foods Company, Ltd.	3,850	30,171
Sam Young Electronics Company, Ltd.	13,690	139,131
Sam Yung Trading Company, Ltd.	4,666	18,593
Sambu Construction Company, Ltd.	6,896	76,405
Samho International Company, Ltd. (I)	6,780	15,701
Samick Musical Instruments Company, Ltd.	8,830	7,382
Samick THK Company, Ltd.	8,760	33,711
Samjin Pharmaceutical Company, Ltd.	4,290	39,097
Samsung Corp.	82,485	3,888,563
Samsung SDI Company, Ltd.	18,761	2,624,978
Samwhan Corp.	11,350	79,822
Samyang Corp.	7,861	357,018
Samyang Genex Company, Ltd.	2,350	124,588
Samyang Tongsang Company, Ltd.	690	13,325
Savezone I&C Corp. (I)	16,880	36,734
SBS Media Holdings Company, Ltd.	45,890	111,090
Seah Besteel Corp.	16,520	302,845
SeAH Holdings Corp.	1,133	78,455
SeAH Steel Corp.	2,632	88,073
Sebang Company, Ltd.	12,800	168,680
Sejong Industrial Company, Ltd.	10,790	107,462
SGWICUS Corp. (I)	48,000	11,036
SH Chemical Company, Ltd. (I)	31,743	10,181
Shin Poong Pharmaceutical Company, Ltd.	1,880	44,742
Shinhan Engineering & Construction
Company, Ltd. (I)	3,177	16,179

The accompanying notes are an integral part of the financial statements.	115

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Shinhan Financial Group
Company, Ltd., SADR (L)	223,250	$17,109,880
Shinhan Financial Group Company, Ltd.	68,840	2,630,889
Shinsegae Engineering &
Construction Company, Ltd.	1,110	11,013
Shinsung FA Company, Ltd.	3,222	10,365
Shinwon Corp.	32,300	37,798
Shinyoung Securities Company, Ltd.	7,980	238,528
Silla Company, Ltd.	12,407	131,347
Sindoh Company, Ltd.	5,604	234,109
SJM Company, Ltd.	4,204	10,844
SJM Corp.	3,925	22,229
SK Energy Company, Ltd.	20,692	2,208,187
SK Gas Company, Ltd.	2,662	87,304
SK Holdings Company, Ltd.	44,250	3,402,302
SK Networks Company, Ltd.	137,360	1,133,509
SKC Company, Ltd.	32,040	827,719
SL Corp.	7,450	69,506
Solomon Mutual Savings Bank (I)	3,600	8,341
Ssangyong Cement Industrial
Company, Ltd. (I)	26,280	127,834
STX Corp. (I)	40,313	728,795
STX Pan Ocean Company, Ltd.	163,980	1,570,720
STX Shipbuilding Company, Ltd.	74,600	827,083
Suheung Capsule Company, Ltd.	9,580	59,478
Sung Bo Chemicals Company, Ltd.	410	9,370
Sungjee Construction Company, Ltd. (I)	2,210	1,272
Sungshin Cement Company, Ltd. (I)	5,760	17,539
Sunjin Company, Ltd. (I)	1,010	28,079
Tae Kyung Industrial Company, Ltd.	14,930	56,230
Taegu Department Store Company, Ltd.	9,670	94,968
Taekwang Industrial Company, Ltd.	613	472,268
Taeyoung Engineering & Construction, Ltd.	62,140	254,550
Taihan Electric Wire Company, Ltd. (I)	63,180	378,016
Tec & Company (I)	57,230	11,200
Telcoware Company, Ltd.	4,000	23,359
The Basic House Company, Ltd. (I)	2,330	29,912
Trybrands, Inc. (I)	30,360	17,962
TS Corp.	2,887	92,394
Uangel Corp.	7,990	29,935
Unid Company, Ltd.	3,910	159,829
Union Steel Company, Ltd. (I)	5,560	101,600
Wiscom Company, Ltd.	3,680	13,043
Woongjin Holdings Company, Ltd. (I)	59,460	521,655
Woori Finance Holdings Company, Ltd.	48,660	548,149
Woori Finance Holdings
Company, Ltd., ADR (L)	6,046	204,657
Woori Financial Company, Ltd.	11,600	82,853
Woori Investment & Securities Company, Ltd.	137,390	2,018,706
YESCO Company, Ltd.	1,480	29,310
Yoosung Enterprise Company, Ltd.	10,176	19,207
Youlchon Chemical Company, Ltd.	18,290	140,188
Young Poong Corp.	298	148,878
Youngone Corp.	18,824	150,622
Youngone Holdings Company, Ltd.	7,006	168,963
YuHwa Securities Company, Ltd.	3,240	41,879

		210,310,259
Taiwan - 12.97%
Accton Technology Corp.	834,000	421,111
Achem Technology Corp.	282,000	181,440
Action Electronics Company, Ltd. (I)	360,000	118,042
AGV Products Corp. (I)	753,505	285,675
Allis Electric Company, Ltd.	208,000	74,170
Alpha Networks, Inc.	380,000	261,843

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Altek Corp. (I)	153,000	$224,689
AmTRAN Technology Company, Ltd.	763,000	573,286
Apex Science & Engineering	42,640	18,938
Arima Communication Corp. (I)	523,000	180,266
Arima Optoelectronics Corp. (I)	233,134	54,336
Asia Cement Corp.	3,704,740	3,320,578
Asia Optical Company, Inc. (I)	367,000	519,466
Asia Polymer Corp.	404,400	343,994
Asustek Computer, Inc.	366,828	2,439,574
AU Optronics Corp. (I)(L)	1,610,452	13,865,992
Audix Corp.	159,200	140,164
Aurora Systems Corp.	114,000	89,031
Avision, Inc.	277,916	135,295
Bank of Kaohsiung, Ltd. (I)	564,680	209,125
BES Engineering Corp.	2,588,200	606,028
Biostar Microtech International Corp.	86,000	47,989
C Sun Manufacturing, Ltd. (I)	175,729	118,398
Cameo Communications, Inc.	331,090	152,282
Capital Securities Corp.	1,601,695	701,012
Carnival Industrial Corp. (I)	446,000	141,230
Catcher Technology Company, Ltd. (I)	258,000	571,105
Cathay Chemical Works, Inc.	73,000	28,284
Cathay Real Estate
Development Company, Ltd.	1,529,000	707,487
Central Reinsurance Company, Ltd.	330,535	154,892
Chain Qui Development Company, Ltd.	165,000	122,926
Champion Building Materials Company, Ltd.	408,871	321,605
Chang Hwa Commercial Bank, Ltd.	3,782,000	2,153,758
Charoen Pokphand Enterprise.	300,000	160,508
Cheng Loong Corp.	1,633,000	653,016
Cheng Uei Precision Industry Company, Ltd.	568,780	915,663
Chia Hsin Cement Corp.	869,611	408,763
Chien Kuo Construction Company, Ltd.	396,160	199,943
Chien Shing Stainless Steel Company, Ltd. (I)	181,000	35,180
Chin-Poon Industrial Company, Ltd.	650,642	464,665
China Airlines, Ltd. (I)	703,961	420,271
China Chemical &
Pharmaceutical Company, Ltd.	175,000	136,258
China Development Financial Holdings Corp.	19,364,698	5,306,748
China General Plastics Corp.	588,000	199,008
China Manmade Fibers Corp. (I)	2,062,000	686,553
China Metal Products Company, Ltd.	446,248	462,784
China Motor Company, Ltd.	1,144,905	677,447
China Petrochemical Development Corp. (I)	3,005,780	1,766,423
China Steel Structure Company, Ltd.	191,000	136,369
China Synthetic Rubber Corp.	661,937	606,220
China Wire & Cable Company, Ltd. (I)	483,000	164,509
Chinatrust Financial Holding Company, Ltd.	87,823	49,273
Ching Feng Home Fashions Company, Ltd. (I)	108,780	33,797
Chun Yu Works & Company, Ltd. (I)	405,000	121,246
Chun Yuan Steel Industrial Company, Ltd.	652,980	296,493
Chung Hsin Electric & Machinery
Manufacturing Corp.	623,000	338,610
Chung Hung Steel Corp. (I)	237,321	105,422
Chung Hwa Pulp Corp. (I)	737,000	329,450
Chunghwa Picture Tubes, Ltd. (I)	5,416,320	838,925
CMC Magnetics Corp. (I)	5,073,000	1,243,242
Collins Company, Ltd.	213,400	96,130
Compal Communications, Inc.	63,000	49,354
Compal Electronics, Inc.	506,895	568,834
Compeq Manufactuing Company, Ltd. (I)	1,703,000	437,000
Continental Holdings Corp. (I)	875,000	311,608
Coxon Precise Industrial Company, Ltd.	127,000	236,703
CSBC Corp. Taiwan	26,197	21,529
D-Link Corp.	1,042,770	847,602

The accompanying notes are an integral part of the financial statements.	116

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Da Cin Construction Company, Ltd.	235,000	$124,181
Darfon Electronics Corp.	351,950	377,304
De Licacy Industrial Company	150,000	65,750
Delpha Construction Company, Ltd.	316,005	122,524
DFI, Inc.	35,000	34,996
Dynamic Electronics Company, Ltd.	306,000	210,153
E.Sun Financial Holding Company, Ltd.	6,371,120	2,843,617
Eastern Media International Corp. (I)	1,233,053	301,437
Eclat Textile Company, Ltd.	177,072	195,293
Edom Technology Company, Ltd.	157,000	75,244
Elitegroup Computer Systems Company, Ltd.	1,162,576	387,148
Enlight Corp. (I)	164,799	6,121
Entie Commercial Bank (I)	237,000	98,554
Eternal Chemical Company, Ltd.	283,471	276,280
EVA Airways Corp. (I)	606,419	432,822
Everest Textile Company, Ltd. (I)	374,000	76,553
Evergreen International Storage &
Transport Corp.	719,320	555,359
Evergreen Marine Corp. (I)	2,404,000	1,596,448
Everspring Industry Company, Ltd. (I)	277,000	86,008
Evertop Wire Cable Corp. (I)	98,275	20,582
Excel Cell Electronic Company, Ltd.	29,000	16,781
Far Eastern Department Stores Company, Ltd.	619,100	609,751
Far Eastern International Bank	2,561,017	1,065,942
Federal Corp.	631,527	389,109
First Copper Technology Company, Ltd.	411,000	164,766
First Financial Holding Company, Ltd.	10,474,309	6,030,226
First Hotel	56,000	56,622
First Insurance Company, Ltd.	364,165	152,132
Forhouse Corp.	47,000	39,118
Formosa Oilseed Processing (I)	185,000	79,603
Formosa Taffeta Company, Ltd.	1,516,000	1,128,641
Formosan Rubber Group, Inc.	767,000	559,193
Formosan Union Chemical (I)	386,754	194,958
Froch Enterprise Company, Ltd. (I)	229,000	107,142
FSP Technology, Inc.	359,637	415,751
FU I Industrial Company, Ltd. (I)	159,000	40,626
Fullerton Technology Company, Ltd.	120,300	117,095
Fwusow Industry Company, Ltd.	378,290	145,390
Gamma Optical Company, Ltd. (I)	118,000	90,739
Getac Technology Corp.	623,000	318,095
Giantplus Technology Company, Ltd. (I)	345,000	178,005
Gigabyte Technology Company, Ltd.	1,027,719	837,116
Gold Circuit Electronics, Ltd.	822,071	268,207
Goldsun Development &
Construction Company, Ltd.	2,307,978	1,024,558
Gordon Auto Body Parts Company, Ltd. (I)	134,184	46,976
Grand Pacific Petrochemical Corp.	1,398,000	618,672
Great China Metal Industry Company, Ltd.	303,000	292,818
Great Wall Enterprise Company, Ltd.	139,650	125,628
GTM Corp. (I)	247,000	152,811
Hannstar Board Corp. (I)	333,000	252,919
HannStar Display Corp. (I)	9,425,000	1,717,748
Hey Song Corp.	803,000	569,936
Hitron Technology, Inc.	7,522	4,312
Ho Tung Chemical Corp. (I)	739,555	370,208
Hocheng Group Corp. (I)	444,000	150,545
Hold-Key Electric Wire & Cable
Company, Ltd. (I)	245,640	143,337
Holystone Enterprise Company, Ltd.	58,962	67,272
Hong Ho Precision Textile Company (I)	25,000	13,135
Hong TAI Electric Industrial Company, Ltd.	350,000	158,080
Hsin Kuang Steel Company, Ltd.	420,153	356,298
Hsing TA Cement Company, Ltd.	227,000	68,126
Hua Eng Wire & Cable Company, Ltd.	1,053,000	335,669

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Hua Nan Financial Holdings Company, Ltd.	1,835,700	$1,073,571
Hung Ching Development Company, Ltd.	203,000	114,300
Hung Sheng Construction Company, Ltd.	903,100	479,583
Hwa Fong Rubber Company, Ltd. (I)	584,770	211,060
Ichia Technologies, Inc.	512,300	215,412
InnoLux Display Corp. (I)	11,428,758	11,738,279
Inotera Memories, Inc.	4,137,165	1,998,962
Inventec Appliances Corp.	297,000	212,607
Inventec Company, Ltd.	3,814,089	1,869,721
Jui Li Enterprise Company, Ltd. (I)	66,950	16,772
K Laser Technology, Inc.	82,214	54,754
Kang Na Hsiung Enterprise Company, Ltd.	195,000	125,886
Kaulin Manufacturing Company, Ltd.	204,490	194,045
KEE TAI Properties Company, Ltd.	612,719	288,351
Kindom Construction Company, Ltd.	561,000	457,839
King Yuan Electronics Company, Ltd. (I)	2,216,706	894,016
King’s Town Bank (I)	1,379,000	592,802
Kinko Optical Company, Ltd. (I)	3,648	3,097
Kinpo Electronics, Inc. (I)	2,091,724	608,407
Kwong Fong Industries Corp. (I)	933,000	241,515
L&K Engineering Company, Ltd.	222,000	206,107
Lan Fa Textile Company, Ltd. (I)	257,874	89,334
Lead Data, Inc. (I)	428,173	78,667
Lealea Enterprise Company, Ltd.	1,165,435	510,109
LEE CHI Enterprises Company, Ltd.	233,000	105,688
Lelon Electronics Corp. (I)	162,000	106,435
Leofoo Development Company, Ltd. (I)	132,000	79,826
Li Peng Enterprise Company, Ltd. (I)	448,864	195,074
Lian Hwa Food Corp.	90,000	66,967
Lien Hwa Industrial Corp.	927,954	555,695
Lingsen Precision Industries, Ltd.	562,101	353,388
Lite-on It Corp.	485,764	455,592
Lite-On Semiconductor Corp. (I)	434,810	243,764
Lite-On Technology Corp.	4,301,072	4,959,963
Long Bon International Company, Ltd.	316,000	121,663
Long Chen Paper Company, Ltd.	661,476	212,091
Lucky Cement Corp.	225,000	53,018
Macronix International Company, Ltd.	428,694	228,542
Marketech International Corp.	207,000	101,292
Masterlink Securities Corp	1,599,780	570,121
Mayer Steel Pipe Corp.	143,859	99,136
Mega Financial Holding Company, Ltd.	16,087,000	9,732,821
Meiloon Industrial Company, Ltd.	299,231	163,894
Mercuries & Associates, Ltd.	339,150	211,134
Micro-Star International Company, Ltd.	1,752,488	854,807
Microelectronics Technology (I)	104,000	57,898
Mitac International	2,182,916	812,045
Mobiletron Electronics Company, Ltd.	67,000	47,820
Mosel Vitelic, Inc. (I)	411,109	186,317
Mustek Systems, Inc. (I)	40,151	4,994
Nantex Industry Company, Ltd.	90,000	59,052
Nien Hsing Textile Company, Ltd.	690,000	432,085
Optimax Technology Corp. (I)	170,816	39,175
Orient Semiconductor Electronics, Ltd. (I)	676,000	171,708
Oriental Union Chemical Corp.	183,000	138,986
Pacific Construction Company, Ltd. (I)	267,000	37,730
Pegatron Corp. (I)	987,321	1,237,220
Phihong Technology Company, Ltd.	135,573	178,011
Plotech Company, Ltd.	146,000	90,543
Polaris Securities Company, Ltd.	3,426,214	1,526,249
Pou Chen Corp.	4,126,448	3,333,861
President Securities Corp.	1,125,960	563,580
Prince Housing Development Corp.	550,000	312,303
Prodisc Technology, Inc. (I)	540,000	7,071
Promate Electronic Company, Ltd.	90,000	66,421

The accompanying notes are an integral part of the financial statements.	117

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Qisda Corp. (I)	378,000	$212,532
Quintain Steel Company, Ltd. (I)	427,750	136,793
Radiant Opto-Electronics Corp.	781,990	1,013,289
Ralec Electronic Corp.	80,259	150,562
Rechi Precision Company, Ltd. (I)	354,000	153,370
Rexon Industrial Corp., Ltd. (I)	291,000	88,487
Ritek Corp. (I)	4,849,428	1,279,231
Sampo Corp. (I)	1,763,000	267,493
Sanyang Industrial Company, Ltd. (I)	1,217,481	589,972
Sesoda Corpsesoda Corp.	25,000	27,944
Sheng Yu Steel Company, Ltd.	188,000	126,490
Shihlin Electric & Engineering Corp.	453,000	501,075
Shin Kong Financial Holding
Company, Ltd. (I)	10,535,000	3,507,982
Shinkong Insurance Company, Ltd.	284,000	234,082
Shinkong Synthetic Fibers Corp. (I)	2,445,000	940,576
Shuttle, Inc. (I)	63,985	45,358
Sigurd Microelectronics Corp.	513,326	381,215
Silicon Integrated Systems Corp.	1,101,000	619,887
Sinbon Electronics Company, Ltd.	137,000	101,923
Sincere Navigation Corp.	4,000	4,541
Sinkang Industries, Ltd.	24,000	13,023
Sinon Corp.	625,150	267,467
SinoPac Holdings Company, Ltd.	12,570,000	4,415,426
Siward Crystal Technology Company, Ltd. (I)	65,301	31,020
Solomon Technology Corp. (I)	235,036	97,553
Southeast Cement Company, Ltd.	390,000	144,450
Spirox Corp.	172,369	133,411
Springsoft, Inc.	348,000	362,286
Stark Technology, Inc.	148,000	112,576
Sunplus Technology Company, Ltd. (I)	858,000	599,405
Supreme Electronics Company, Ltd.	267,000	169,917
Sweeten Construction Company, Ltd.	62,000	32,341
Ta Chen Stainless Pipe Company, Ltd.	823,900	514,320
Ta Chong Bank Company, Ltd. (I)	3,528,000	883,666
Ta Ya Electric Wire & Cable Company, Ltd.	983,571	253,676
Tah Hsin Industrial Company, Ltd.	105,000	72,460
Taichung Commercial Bank	1,881,072	603,337
Tainan Enterprises Company, Ltd.	121,800	169,774
Tainan Spinning Company, Ltd.	2,023,680	923,707
Taishin Financial Holdings Company, Ltd. (I)	9,128,326	3,737,810
Taisun Enterprise Company, Ltd.	228,800	112,629
Taita Chemical Company, Ltd. (I)	410,790	143,246
Taiwan Business Bank (I)	4,628,000	1,344,876
Taiwan Cement Corp.	5,937,782	5,438,579
Taiwan Cogeneration Corp	563,680	297,535
Taiwan Cooperative Bank	7,522,902	4,706,616
Taiwan Fu Hsing Industrial Company, Ltd.	189,000	113,651
Taiwan Glass Industrial Corp.	900,334	871,582
Taiwan International Securities Corp. (I)	644,000	239,390
Taiwan Kolin Company, Ltd. (I)	400,000	0
Taiwan Land Development Corp. (I)	231,060	101,463
Taiwan Mask Corp.	521,000	186,470
Taiwan Nano Electro-optical Technology
Company, Ltd. (I)	175,000	92,227
Taiwan Paiho, Ltd.	472,394	409,770
Taiwan Pulp & Paper Corp. (I)	460,000	211,748
Taiwan Sakura Corp.	93,016	78,388
Taiwan Sogo Shin Kong	232,000	159,723
Taiwan Styrene Monomer Corp. (I)	1,000,479	410,170
Taiwan Tea Corp. (I)	967,723	565,869
Taiyen Biotech Company, Ltd.	395,000	259,181
Tatung Company, Ltd. (I)	8,590,000	1,439,208
Teapo Electronic Corp. (I)	471,000	105,420
Teco Electric & Machinery Company, Ltd.	3,382,000	1,634,231

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Tex-Ray Industrial Company, Ltd. (I)	90,000	$32,500
Ton Yi Industrial Corp.	1,235,000	574,266
Tong Yang Industry Company, Ltd.	125,209	131,525
Topco Scientific Company, Ltd.	87,720	101,627
Tsann Kuen Enterprise Company, Ltd.	2,868	5,050
Tung Ho Steel Enterprise Corp.	1,141,138	983,060
Twinhead International Corp. (I)	224,000	30,255
TYC Brother Industrial Company, Ltd.	264,593	166,572
Tycoons Group Enterprise Company, Ltd. (I)	915,000	172,237
TZE Shin International Company, Ltd. (I)	215,671	91,010
U-Tech Media Corp. (I)	301,000	118,603
Unimicron Technology Corp.	362,855	570,739
Union Bank of Taiwan (I)	1,168,142	303,973
Unitech Electronics Company, Ltd.	211,039	108,311
Unitech Printed Circuit Board Corp. (I)	617,950	248,263
United Microelectronics Corp.	25,364,979	10,310,148
Universal Cement Corp.	929,808	462,928
Universal Microelectronics Company, Ltd. (I)	127,000	63,825
Unizyx Holding Corp. (I)	671,000	364,672
UPC Technology Corp.	1,110,357	654,244
USI Corp.	1,084,160	671,668
Ve Wong Corp.	165,200	129,519
Wah Lee Industrial Corp.	38,000	56,659
Walsin Lihwa Corp. (I)	5,122,000	2,417,836
Walsin Technology Corp. (I)	864,262	439,394
Walton Advanced Engineering, Inc.	383,662	164,415
Wan Hai Lines, Ltd. (I)	129,920	83,202
Waterland Financial Holding Company	3,516,848	1,059,573
WEI Chih Steel Industrial Company, Ltd. (I)	110,000	32,440
Weikeng Industrial Company, Ltd.	213,000	142,586
Wellypower Optronics Corp.	235,000	195,118
Winbond Electronics Corp. (I)	5,386,000	1,359,287
Wintek Corp. (I)	1,838,000	2,287,496
WT Microelectronics Company, Ltd.	167,000	190,865
WUS Printed Circuit Company, Ltd. (I)	556,000	334,838
Yageo Corp. (I)	3,881,000	1,522,824
Yang Ming Marine Transport Corp. (I)	2,239,015	1,329,126
Yeun Chyang Industrial Company, Ltd.	448,000	308,884
Yi Jinn Industrial Company, Ltd. (I)	219,800	59,242
Yieh Phui Enterprise Company, Ltd. (I)	1,769,145	654,869
Yuanta Financial Holdings Company, Ltd.	5,525,000	3,124,472
Yuen Foong Yu Paper
Manufacturing Company, Ltd.	1,819,445	730,743
Yulon Motor Company, Ltd.	1,548,900	2,261,714
Yung Chi Paint & Varnish
Manufacturing Company, Ltd.	92,850	124,031
Yungtay Engineering Company, Ltd.	686,000	823,129
Zenitron Corp.	256,000	144,602
Zig Sheng Industrial Company, Ltd.	557,179	256,732

		206,260,634
Thailand - 2.53%
Asian Property Development PCL	736,800	155,388
Bangchak Petroleum PCL	1,001,000	479,789
Bangkok Bank PCL, NVDR	1,911,400	9,353,766
Bangkok Expressway PCL	708,800	428,066
Bangkok Insurance PCL	8,050	59,163
Bangkokland PCL (I)	16,323,800	511,178
Bank of Ayudhya PCL	6,378,800	4,469,076
Cal-Comp Electronics Thailand PCL	3,042,400	363,591
Central Plaza Hotel PCL	991,800	180,644
Delta Electronics Thailand PCL	382,600	351,486
Eastern Water Resources Development &
Management PCL	140,000	24,605
Esso Thailand PCL	2,335,900	485,169

The accompanying notes are an integral part of the financial statements.	118

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thailand (continued)
G J Steel PCL	24,328,200	$186,572
G Steel PCL (I)	12,662,700	230,636
Hemaraj Land & Development PCL	674,700	43,550
IRPC PCL	17,021,400	2,186,484
Italian-Thai Development PCL (I)	3,859,370	421,762
Jasmine International PCL	6,601,900	280,573
KGI Securities Thailand PCL	1,922,600	89,695
Kiatnakin Finance PCL	481,100	499,625
Krung Thai Bank PCL	8,017,400	3,689,106
Krungthai Card PCL (I)	126,000	52,743
Loxley PCL (I)	988,200	82,100
MBK PCL	86,100	261,368
Padaeng Industry PCL	183,200	132,885
Polyplex PCL	408,000	219,025
Power Line Engineering PCL (I)	492,400	28,951
Pranda Jewelry PCL	214,300	43,826
Precious Shipping PCL	882,400	510,351
PTT Aromatics & Refining PCL	2,525,300	1,888,226
PTT Chemical PCL	713,700	2,417,389
Regional Container Lines PCL (I)	829,300	405,441
Saha-Union PCL	252,000	314,044
Sahaviriya Steel Industries PCL (I)	11,119,900	668,011
Sansiri PCL	1,342,100	244,447
SC Asset Corp. PCL	168,200	74,708
Seamico Securities PCL (I)	421,400	26,258
Tata Steel Thailand PCL (I)	7,517,600	444,402
Thai Airways International PCL	1,345,000	1,611,679
Thai Carbon Black PCL	174,100	178,022
Thai Oil PCL	1,737,300	2,442,601
Thai Plastic & Chemical PCL	691,800	402,325
Thai Stanley Electric PCL	14,400	78,684
Thaicom PCL	811,700	208,793
Thanachart Captial PCL	1,234,600	1,361,039
Thoresen Thai Agencies PCL	608,670	470,676
Total Access Communication PCL	78,500	116,640
TPI Polene PCL	1,778,440	727,402
Vanachai Group PCL	1,124,200	238,886
Vinythai PCL	100,000	28,279

		40,169,125
Turkey - 2.33%
Adana Cimento Sanayi	183,047	65,785
Adana Cimento Sanayii Turk Anonim
Sirketi, Class A	24,657	80,223
Advansa Sasa Polyester Sanayi AS (I)	140,873	67,042
Akcansa Cimento AS	113,818	561,133
Aksa Akrilik Kimya Sanayi AS	173,463	302,882
Aksigorta AS	290,218	358,343
Alarko Holding AS	207,987	440,127
Altinyildiz Mensucat Ve Konfeksiyon
Fabrikalari AS (I)	20,356	95,605
Anadolu Cam Sanayi AS (I)	205,846	327,737
Anadolu Isuzu Otomotiv Sanayi AS (I)	7,282	28,800
Anadolu Sigorta AS	549,997	402,597
Arcelik AS	301,918	1,429,426
Ayen Enerji AS	20,072	39,878
Aygaz AS	201,651	875,702
Bati Cimento AS	14,755	71,332
BatiSoke AS (I)	24,824	24,982
Bolu Cimento Sanayii AS	137,486	140,225
Borusan Mannesmann Boru Sanayi AS	15,924	188,149
Cemtas Celik Makina (I)	81,516	44,137
Cimsa Cimento Sanayi ve Ticaret	125,463	775,551
Deva Holding AS (I)	174,734	326,531
Dogan Gazetecilik AS (I)	62,235	111,262

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Turkey (continued)
Dogan Sirketler Grubu Holdings AS	1,991,109	$1,298,819
Dogus Otomotiv Servis ve Ticaret AS (I)	105,253	570,874
Eczacibasi Ilac Sanayi AS	368,380	580,938
EGE Seramik Sanayi ve Ticaret AS (I)	26,340	24,764
Eregli Demir ve Celik Fabrikalari (I)	1,043,084	3,013,514
Gentas Genel Metal Sanayi ve Ticaret AS	46,226	40,481
Global Yatirim Holding AS (I)	508,853	222,615
Goldas Kuyumculuk Sanayi AS (I)	54,847	35,390
Goodyear Lastikleri Turk AS (I)	17,513	225,294
GSD Holding AS (I)	559,767	380,272
Gunes Sigorta AS (I)	31,526	38,738
HACI Omer Sabanci Holding AS	207,798	936,738
Hurriyet Gazetecilik AS	513,859	468,857
Ihlas Ev Aletleri (I)	221,809	142,081
Ihlas Holding AS (I)	798,884	381,023
Izmir Demir Celik Sanayi AS (I)	107,008	164,480
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS (I)	418,488	287,018
KOC Holdings AS	1,280,354	4,976,251
Kordsa Global Endustriyel Iplik ve Kord Bezi
Sanayi ve Ticaret Anonim Sirketi AS (I)	316,320	645,576
Marmaris Marti Otel Isletmeleri AS (I)	159,875	134,325
Menderes Tekstil Sanayi ve Ticaret AS (I)	126,374	47,874
Mutlu Aku ve Malzemeleri Sanayi AS (I)	28,331	42,616
Net Turizm Ticaret ve Sanayi AS (I)	196,636	138,544
Nortel Networks Netas Telekomunikasyon AS	14,863	519,546
Park Elektrik Madencilik Sanayi Ve
Ticaret AS (I)(L)	103,846	163,168
Parsan Makina Parcalari Sanayi AS (I)	28,857	26,385
Petkim Petrokimya Holding AS (I)	952,737	1,360,961
Pinar Entegre Et ve Un Sanayi AS	36,324	160,868
Pinar Sut Mamulleri Sanayii AS	40,679	264,471
Sanko Pazarlama Ithalat Ihracat AS (I)	20,076	50,052
Sarkuysan Elektrolitik Bakir AS	91,563	205,674
Sekerbank TAS	474,925	477,885
Selcuk Ecza Deposu Ticaret Ve Sanayi
A.S.selcuk Ecza Deposu Ticaret V	156,361	225,962
Soda Sanayii AS (I)	40,000	44,646
Tekfen Holding AS	92,888	338,979
Tekstil Bankasi AS (I)	140,973	95,562
Trakya Cam Sanayi AS (I)	547,451	905,405
Turcas Petrolculuk AS	93,599	338,624
Turk Ekonomi Bankasi AS (I)	521,636	762,901
Turk Hava Yollari AS (I)	430,423	1,350,482
Turk Sise ve Cam Fabrikalari AS (I)	820,847	1,223,006
Turkiye Sinai Kalkinma Bankasi AS	785,487	1,119,028
Turkiye Vakiflar Bankasi Tao	1,727,269	4,690,519
Ulker Gida Sanayi ve Ticaret AS	213,853	601,147
Usas Ucak Servisi AS (I)	18,304	21,433
Vestel Beyaz Esya Sanayi ve Ticaret AS	100,000	233,520
Vestel Elektronik Sanayi ve Tracaret AS (I)	239,841	353,324

		37,088,079

TOTAL COMMON STOCKS (Cost $1,326,570,716)		$1,538,981,765

PREFERRED STOCKS - 2.43%
Brazil - 2.42%
Banco Daycoval SA	101,100	558,389
Banco do Estado do Rio Grande do Sul	294,300	2,594,029
Banco Industrial e Comercial SA	171,700	1,407,818
Banco Panamericano SA	166,300	765,098
Banco Pine SA	63,600	455,928
Banco Sofisa SA	83,200	204,654
Bardella SA Industrias Mecanicas	916	90,231
Companhia de Ferro Ligas Da Bahia	107,276	732,378

The accompanying notes are an integral part of the financial statements.	119

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)
Brazil (continued)
Companhia de Tecidos Norte de Minas SA	170,600	$422,554
Confab Industrial SA	518,387	1,756,244
Forjas Taurus SA	27,486	72,618
Inepar SA	14,897	40,291
Inepar SA Industria E Construcoes (I)	31,100	83,228
Klabin SA (N)	242,150	675,607
Marcopolo SA	19,800	124,014
Metalurgica Gerdau SA	336,600	5,399,016
Parana Banco SA	5,000	29,181
Petroleo Brasileiro SA	86,444	1,282,694
Sao Paulo Alpargatas SA	188,000	909,893
Suzano Papel e Celulose SA (N)	421,750	3,832,672
Telemar Norte Leste SA (I)	62,700	1,589,055
Uniao de Industrias Petroquimicas SA (I)	1,223,810	439,004
Universo Online SA	87,100	480,569
Usinas Siderurgicas de Minas Gerais SA	582,350	14,599,784

		38,544,949
Malaysia - 0.01%
TA Global BHD	1,466,040	133,143

TOTAL PREFERRED STOCKS (Cost $27,343,501)		$38,678,092

RIGHTS - 0.01%
Korea Mutual Savings Bank (Expiration Date:
09/09/2010, Strike Price: KRW 6,010.00) (I)	149	271
Omnia Holdings, Ltd. (Expiration Date:
09/10/2010, Strike Price: ZAR 5,000.00) (I)	43,978	47,705
Taihan Electric Wire Company, Ltd.
(Expiration Date: 09/30/2010, Strike
Price: KRW 5,000.00) (I)	54,759	98,200

TOTAL RIGHTS (Cost $146,309)		$146,176

WARRANTS - 0.01%
HKC Holdings, Ltd. (Expiration Date:
05/26/2011, Strike Price: HKD 0.313) (I)	25,556	164
HKC Holdings, Ltd. (Expiration Date:
06/09/2011, Strike Price: HKD 0.50) (I)	421,674	2,710
Kingboard Chemical Holdings, Ltd.
(Expiration Date: 10/31/2012, Strike Price:
HKD 40.00) (I)	58,797	25,851
Sansiri PCL (Expiration Date: 01/20/2015,
Strike Price: THB 5.20) (I)	551,050	25,004

TOTAL WARRANTS (Cost $0)		$53,729

SHORT-TERM INVESTMENTS - 9.14%
Short-Term Securities* - 0.53%
State Street Institutional Liquid Reserves
Fund, 0.280%	8,526,097	8,526,097
Securities Lending Collateral - 8.61%
John Hancock Collateral Investment
Trust, 0.3330% (W)(Y)	13,669,531	136,833,378

TOTAL SHORT-TERM INVESTMENTS (Cost $145,302,980)		$145,359,475

Total Investments (Emerging Markets Value Fund)
(Cost $1,499,363,506) - 108.39%		$1,723,219,237
Other assets and liabilities, net - (8.39%)		(133,323,288)

TOTAL NET ASSETS - 100.00%		$1,589,895,949

Equity-Income Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.41%
Consumer Discretionary - 14.49%
Automobiles - 0.46%
Harley-Davidson, Inc. (I)(L)	213,800	$5,199,616
Distributors - 0.49%
Genuine Parts Company	131,450	5,511,699
Diversified Consumer Services - 0.28%
H&R Block, Inc. (L)	248,000	3,186,800
Hotels, Restaurants & Leisure - 1.03%
Marriott International, Inc., Class A (L)	271,140	8,679,191
MGM Resorts International (I)(L)	323,000	2,910,230

		11,589,421
Household Durables - 2.40%
D.R. Horton, Inc. (L)	199,700	2,048,922
Fortune Brands, Inc.	341,200	15,282,348
Whirlpool Corp. (L)	128,500	9,529,560

		26,860,830
Leisure Equipment & Products - 0.87%
Mattel, Inc.	465,200	9,764,548
Media - 5.65%
Cablevision Systems Corp., Class A	328,700	8,247,083
Comcast Corp., Class A	299,600	5,129,152
Madison Square Garden, Inc., Class A (I)	64,625	1,265,681
The McGraw-Hill Companies, Inc.	387,600	10,717,140
The New York Times Company, Class A (I)(L)	480,300	3,448,554
The Walt Disney Company (L)	430,600	14,033,254
Time Warner, Inc.	565,966	16,967,661
WPP PLC	355,123	3,509,216

		63,317,741
Multiline Retail - 0.40%
Macy’s, Inc.	232,000	4,510,080
Specialty Retail - 2.91%
Bed Bath & Beyond, Inc. (I)	266,100	9,571,617
Home Depot, Inc. (L)	645,800	17,959,698
Tiffany & Company (L)	127,000	5,033,010

		32,564,325

		162,505,060
Consumer Staples - 4.35%
Food Products - 3.22%
Archer-Daniels-Midland Company	118,500	3,647,430
Campbell Soup Company (L)	59,000	2,198,340
Kraft Foods, Inc., Class A	227,200	6,804,640
McCormick & Company, Inc. (Non
Voting shares)	134,100	5,346,567
The Hershey Company (L)	390,200	18,132,594

		36,129,571
Household Products - 1.13%
Kimberly-Clark Corp.	196,300	12,641,720

		48,771,291
Energy - 12.86%
Energy Equipment & Services - 1.41%
Baker Hughes, Inc.	92,300	3,468,634
Schlumberger, Ltd.	232,100	12,377,893

		15,846,527
Oil, Gas & Consumable Fuels - 11.45%
Anadarko Petroleum Corp.	221,100	10,168,389
BP PLC, SADR (L)	261,792	9,118,215
Chevron Corp.	397,460	29,475,634
ConocoPhillips	132,400	6,941,732

The accompanying notes are an integral part of the financial statements.	120

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	410,824	$24,304,348
Murphy Oil Corp.	282,000	15,103,920
Royal Dutch Shell PLC, ADR (L)	394,300	20,917,615
Spectra Energy Corp.	253,500	5,156,190
Sunoco, Inc. (L)	213,600	7,194,048

		128,380,091

		144,226,618
Financials - 18.97%
Capital Markets - 1.72%
Legg Mason, Inc. (L)	362,600	9,184,658
The Bank of New York Mellon Corp.	415,100	10,074,477

		19,259,135
Commercial Banks - 4.93%
KeyCorp	642,000	4,731,540
Marshall & Ilsley Corp. (L)	432,500	2,832,875
Regions Financial Corp.	598,400	3,847,712
SunTrust Banks, Inc.	388,200	8,730,618
U.S. Bancorp	761,800	15,845,440
Wells Fargo & Company	821,100	19,336,905

		55,325,090
Consumer Finance - 3.53%
American Express Company	615,700	24,547,959
Capital One Financial Corp.	206,100	7,802,946
SLM Corp. (I)	653,500	7,221,175

		39,572,080
Diversified Financial Services - 5.41%
Bank of America Corp.	1,673,522	20,835,349
JPMorgan Chase & Company	920,114	33,455,345
NYSE Euronext (L)	229,100	6,355,234

		60,645,928
Insurance - 3.38%
Chubb Corp.	101,600	5,600,192
Lincoln National Corp.	328,198	7,666,705
Marsh & McLennan Companies, Inc.	529,900	12,569,228
Sun Life Financial, Inc. (L)	276,800	6,485,424
The Progressive Corp.	110,400	2,185,920
The Travelers Companies, Inc.	69,249	3,391,816

		37,899,285

		212,701,518
Health Care - 5.85%
Biotechnology - 0.54%
Amgen, Inc. (I)	119,200	6,083,968
Health Care Equipment & Supplies - 0.33%
Beckman Coulter, Inc. (L)	81,000	3,696,840
Pharmaceuticals - 4.98%
Bristol-Myers Squibb Company	397,400	10,364,192
Eli Lilly & Company	292,500	9,816,300
Johnson & Johnson	219,300	12,504,486
Merck & Company, Inc.	371,100	13,047,876
Pfizer, Inc.	634,488	10,107,394

		55,840,248

		65,621,056
Industrials - 13.48%
Aerospace & Defense - 3.24%
Honeywell International, Inc.	299,200	11,695,728
ITT Corp.	174,300	7,407,750
Lockheed Martin Corp.	96,300	6,694,776

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
The Boeing Company	172,300	$10,532,699

		36,330,953
Air Freight & Logistics - 1.17%
United Parcel Service, Inc., Class B	205,500	13,110,900
Building Products - 0.71%
Masco Corp.	535,100	5,613,199
USG Corp. (I)(L)	196,800	2,395,056

		8,008,255
Commercial Services & Supplies - 0.64%
Avery Dennison Corp.	221,400	7,199,928
Electrical Equipment - 1.07%
Cooper Industries PLC	173,700	7,311,033
Emerson Electric Company	100,600	4,692,990

		12,004,023
Industrial Conglomerates - 4.23%
3M Company	248,400	19,511,820
General Electric Company	1,924,500	27,866,760

		47,378,580
Machinery - 2.42%
Deere & Company	130,900	8,282,043
Eaton Corp.	61,900	4,300,812
Illinois Tool Works, Inc.	314,300	12,968,018
Pall Corp.	46,000	1,572,740

		27,123,613

		151,156,252
Information Technology - 5.40%
Communications Equipment - 0.36%
Cisco Systems, Inc. (I)	201,500	4,040,075
Computers & Peripherals - 0.43%
Dell, Inc. (I)	408,000	4,802,160
Internet Software & Services - 0.61%
eBay, Inc. (I)	296,300	6,886,012
IT Services - 0.72%
Computer Sciences Corp.	203,100	8,085,411
Semiconductors & Semiconductor Equipment - 1.73%
Analog Devices, Inc.	347,800	9,696,664
Applied Materials, Inc.	533,500	5,543,065
Intel Corp.	232,100	4,112,812

		19,352,541
Software - 1.55%
Electronic Arts, Inc. (I)	245,700	3,744,468
Microsoft Corp.	582,400	13,674,752

		17,419,220

		60,585,419
Materials - 6.65%
Chemicals - 2.98%
E.I. Du Pont de Nemours & Company	296,400	12,084,228
International Flavors & Fragrances, Inc.	211,700	9,672,573
Monsanto Company	221,600	11,667,240

		33,424,041
Construction Materials - 0.71%
Vulcan Materials Company (L)	216,200	7,947,512
Metals & Mining - 1.25%
Alcoa, Inc. (L)	325,100	3,319,271

The accompanying notes are an integral part of the financial statements.	121

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Nucor Corp.	289,000	$10,629,420

		13,948,691
Paper & Forest Products - 1.71%
International Paper Company	588,725	12,045,314
MeadWestvaco Corp.	267,300	5,816,448
Weyerhaeuser Company (L)	83,700	1,314,090

		19,175,852

		74,496,096
Telecommunication Services - 4.57%
Diversified Telecommunication Services - 3.89%
AT&T, Inc.	885,273	23,928,929
Qwest Communications International, Inc. (L)	1,629,900	9,208,935
Verizon Communications, Inc.	354,952	10,474,634

		43,612,498
Wireless Telecommunication Services - 0.68%
Sprint Nextel Corp. (I)	630,100	2,570,808
Vodafone Group PLC	2,065,783	4,989,135

		7,559,943

		51,172,441
Utilities - 8.79%
Electric Utilities - 5.15%
Duke Energy Corp.	478,200	8,220,258
Entergy Corp. (L)	114,200	9,003,528
Exelon Corp.	302,200	12,305,584
FirstEnergy Corp. (L)	146,475	5,350,732
Pinnacle West Capital Corp.	165,100	6,579,235
PPL Corp.	250,800	6,811,729
Progress Energy, Inc.	220,900	9,478,819

		57,749,885
Independent Power Producers & Energy Traders - 0.68%
Constellation Energy Group, Inc.	169,500	4,971,435
NRG Energy, Inc. (I)(L)	131,800	2,678,176

		7,649,611
Multi-Utilities - 2.96%
CenterPoint Energy, Inc.	206,400	3,052,656
NiSource, Inc.	592,100	10,267,015
PG&E Corp.	170,900	7,991,284
TECO Energy, Inc. (L)	162,700	2,746,375
Xcel Energy, Inc.	407,700	9,095,785

		33,153,115

		98,552,611

TOTAL COMMON STOCKS (Cost $1,110,774,561)		$1,069,788,362

SHORT-TERM INVESTMENTS - 15.56%
Short-Term Securities* - 4.05%
State Street Institutional US Government
Money Market Fund, 0.1195% (Y)	$1,164,452	1,164,450
T. Rowe Price Reserve Investment
Fund, 0.3098%	44,305,111	44,305,111

		45,469,561

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Securities Lending Collateral - 11.51%
John Hancock Collateral Investment
Trust, 0.3330% (W)(Y)	12,891,685	$129,047,059

TOTAL SHORT-TERM INVESTMENTS (Cost $174,513,624)		$174,516,620

Total Investments (Equity-Income Fund)
(Cost $1,285,288,185) - 110.97%		$1,244,304,982
Other assets and liabilities, net - (10.97%)		(123,015,650)

TOTAL NET ASSETS - 100.00%		$1,121,289,332

Fundamental Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.88%
Consumer Discretionary - 5.34%
Automobiles - 1.26%
Harley-Davidson, Inc. (L)	700,246	$17,029,983
Diversified Consumer Services - 0.00%
H&R Block, Inc.	1,951	25,070
Household Durables - 0.15%
Hunter Douglas NV	59,727	2,040,244
Internet & Catalog Retail - 0.28%
Liberty Media Corp. - Interactive, Class A (I)	351,270	3,705,899
Media - 1.42%
Grupo Televisa SA, SADR	307,799	5,691,204
Liberty Media Corp. - Starz, Series A
(Tracking Stock) (I)	27,801	1,660,832
News Corp., Class A	534,359	6,716,893
The Walt Disney Company	155,650	5,072,634

		19,141,563
Specialty Retail - 2.23%
Bed Bath & Beyond, Inc. (I)	534,027	19,208,951
CarMax, Inc. (I)	544,045	10,842,817

		30,051,768

		71,994,527
Consumer Staples - 16.09%
Beverages - 4.26%
Diageo PLC, SADR	314,141	20,576,236
Heineken Holding NV	445,915	17,131,844
The Coca-Cola Company	352,235	19,696,981

		57,405,061
Food & Staples Retailing - 7.64%
Costco Wholesale Corp.	1,131,310	63,975,581
CVS Caremark Corp.	1,446,910	39,066,570

		103,042,151
Food Products - 1.38%
Mead Johnson Nutrition Company	123,430	6,441,812
Nestle SA	44,285	2,290,306
The Hershey Company	106,139	4,932,279
Unilever NV - NY Shares	186,246	4,989,530

		18,653,927
Household Products - 1.54%
The Procter & Gamble Company	347,354	20,726,613
Personal Products - 0.18%
Natura Cosmeticos SA	99,200	2,389,273

The accompanying notes are an integral part of the financial statements.	122

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco - 1.09%
Philip Morris International, Inc.	285,756	$14,699,289

		216,916,314
Energy - 14.92%
Energy Equipment & Services - 0.79%
Schlumberger, Ltd.	37,600	2,005,208
Transocean, Ltd. (I)	168,691	8,586,372

		10,591,580
Oil, Gas & Consumable Fuels - 14.13%
Canadian Natural Resources, Ltd.	963,270	30,911,334
China Coal Energy Company, Series H	7,543,189	10,665,672
Devon Energy Corp.	692,361	41,735,521
EOG Resources, Inc.	604,378	52,502,317
Occidental Petroleum Corp.	608,077	44,438,267
OGX Petroleo e Gas Participacoes SA (I)	860,000	10,224,512

		190,477,623

		201,069,203
Financials - 28.68%
Capital Markets - 6.58%
Ameriprise Financial, Inc.	285,606	12,446,709
GAM Holding, Ltd. (I)	571,266	7,102,911
Julius Baer Group, Ltd.	734,372	25,787,678
The Bank of New York Mellon Corp.	1,432,428	34,765,028
The Charles Schwab Corp.	48,500	618,860
The Goldman Sachs Group, Inc.	57,991	7,941,288

		88,662,474
Commercial Banks - 4.40%
Wells Fargo & Company	2,518,861	59,319,177
Consumer Finance - 4.43%
American Express Company	1,496,530	59,666,651
Diversified Financial Services - 0.78%
JPMorgan Chase & Company	42,526	1,546,245
Moody’s Corp. (L)	424,672	8,977,566

		10,523,811
Insurance - 11.04%
Aon Corp.	40,250	1,458,660
Berkshire Hathaway, Inc. Class A (I)	343	40,705,525
Fairfax Financial Holdings, Ltd.	16,819	6,608,454
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	7,153	2,836,716
Loews Corp. (L)	1,210,572	42,539,500
Markel Corp. (I)	4,259	1,395,759
The Progressive Corp.	1,931,945	38,252,511
Transatlantic Holdings, Inc.	314,404	14,987,639

		148,784,764
Real Estate Management & Development - 1.45%
Brookfield Asset Management, Inc., Class A	357,630	9,169,633
Hang Lung Group, Ltd.	1,741,000	10,452,949

		19,622,582

		386,579,459
Health Care - 11.24%
Health Care Equipment & Supplies - 1.56%
Baxter International, Inc.	181,636	7,730,428
Becton, Dickinson & Company	195,576	13,336,327

		21,066,755
Health Care Providers & Services - 1.60%
Express Scripts, Inc. (I)	504,652	21,498,175

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals - 8.08%
Johnson & Johnson	627,480	$35,778,910
Merck & Company, Inc.	1,017,551	35,777,093
Pfizer, Inc.	1,598,525	25,464,503
Roche Holdings AG	87,600	11,899,511

		108,920,017

		151,484,947
Industrials - 5.36%
Commercial Services & Supplies - 1.64%
Iron Mountain, Inc.	1,090,476	22,114,853
Electrical Equipment - 0.49%
ABB, Ltd., SADR (I)	340,897	6,603,175
Industrial Conglomerates - 0.74%
Tyco International, Ltd.	268,011	9,991,450
Marine - 1.12%
China Shipping Development Company, Ltd.	3,266,700	4,347,607
Kuehne & Nagel International AG	102,869	10,714,354

		15,061,961
Professional Services - 0.12%
Dun & Bradstreet Corp.	23,786	1,567,497
Transportation Infrastructure - 1.25%
China Merchants Holdings
International Company, Ltd.	4,476,274	15,148,111
COSCO Pacific, Ltd.	543,324	716,742
LLX Logistica SA (I)	202,800	1,027,712

		16,892,565

		72,231,501
Information Technology - 6.49%
Computers & Peripherals - 1.23%
Hewlett-Packard Company	429,260	16,517,925
Electronic Equipment, Instruments & Components - 0.87%
Agilent Technologies, Inc. (I)	433,160	11,682,325
Internet Software & Services - 1.05%
Google, Inc., Class A (I)	31,485	14,168,880
IT Services - 0.29%
Visa, Inc., Class A	57,050	3,935,309
Semiconductors & Semiconductor Equipment - 1.57%
Texas Instruments, Inc.	921,065	21,212,127
Software - 1.48%
Activision Blizzard, Inc.	688,167	7,356,505
Microsoft Corp.	535,330	12,569,548

		19,926,053

		87,442,619
Materials - 6.40%
Chemicals - 1.13%
Air Products & Chemicals, Inc.	21,000	1,554,630
Monsanto Company	114,644	6,036,007
Potash Corp. of Saskatchewan, Inc.	32,863	4,839,077
Praxair, Inc.	32,500	2,795,975

		15,225,689
Construction Materials - 0.66%
Martin Marietta Materials, Inc. (L)	75,686	5,540,215
Vulcan Materials Company	90,188	3,315,311

		8,855,526
Containers & Packaging - 2.33%
Sealed Air Corp.	1,533,218	31,446,301

The accompanying notes are an integral part of the financial statements.	123

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining - 1.13%
BHP Billiton PLC	273,885	$7,663,616
Rio Tinto PLC (I)	148,946	7,514,519

		15,178,135
Paper & Forest Products - 1.15%
Sino-Forest Corp. (I)(S)	901,481	15,529,804

		86,235,455
Telecommunication Services - 0.36%
Wireless Telecommunication Services - 0.36%
America Movil SAB de CV,
Series L, ADR (L)	105,463	4,917,740

TOTAL COMMON STOCKS (Cost $1,187,109,960)		$1,278,871,765

CORPORATE BONDS - 1.12%
Basic Materials - 0.43%
Sealed Air Corp.
12.000%, 02/14/2014	5,000,000	5,830,960
Consumer, Cyclical - 0.69%
Harley-Davidson, Inc.
15.000%, 02/01/2014	7,000,000	9,309,846

TOTAL CORPORATE BONDS (Cost $12,000,000)		$15,140,806

CONVERTIBLE BONDS - 0.18%
Basic Materials - 0.18%
Sino-Forest Corp.
5.000%, 08/01/2013 (S)	2,107,900	2,384,562

TOTAL CONVERTIBLE BONDS (Cost $2,095,018)		$2,384,562

SHORT-TERM INVESTMENTS - 4.92%
Short-Term Securities* - 4.04%
Intesa Funding LLC, 0.2100%, 09/01/2010	$10,000,000	10,000,000
Societe Generale North America, Inc.
0.2300%, 09/01/2010	44,493,000	44,493,000
Securities Lending Collateral - 0.88%
John Hancock Collateral Investment
Trust, 0.3330% (W)(Y)	1,181,485	11,826,786

TOTAL SHORT-TERM INVESTMENTS (Cost $66,319,920)		$66,319,786

Total Investments (Fundamental Value Fund)
(Cost $1,267,524,898) - 101.10%		$1,362,716,919
Other assets and liabilities, net - (1.10%)		(14,876,922)

TOTAL NET ASSETS - 100.00%		$1,347,839,997

Global Agribusiness Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.98%
Argentina - 0.45%
Cresud SA, SADR	800	$11,056
Australia - 0.16%
Metcash, Ltd.	1,000	3,911
Brazil - 1.20%
BRF - Brasil Foods SA	600	8,094
Cosan Ltd.	2,000	21,080

		29,174

Global Agribusiness Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada - 23.99%
AG Growth International, Inc.	1,600	$58,202
Agrium, Inc.	1,600	111,312
Alliance Grain Traders, Inc.	1,100	29,069
Colabor Group, Inc.	500	5,833
GLG Life Tech Corp. (I)	750	5,170
MagIndustries Corp. (I)	34,500	11,162
Potash Corp. of Saskatchewan, Inc.	2,150	316,588
Potash One, Inc. (I)	4,000	12,754
Viterra, Inc. (I)	4,505	35,487

		585,577
Chile - 0.52%
Sociedad Quimica y Minera de Chile SA, ADR,
B Shares	300	12,795
China - 1.02%
China Agritech, Inc. (I)	900	13,680
Want Want China Holdings, Ltd.	14,000	11,339

		25,019
Germany - 0.74%
Suedzucker AG	1,000	18,168
Indonesia - 3.51%
Charoen Pokphand Indonesia Tbk PT	42,000	29,954
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	54,000	55,800

		85,754
Ireland - 1.31%
Glanbia PLC	7,500	31,896
Italy - 0.79%
Parmalat SpA	8,000	19,186
Japan - 0.50%
Komatsu, Ltd.	600	12,228
Malaysia - 0.22%
PPB Group BHD	1,000	5,410
Netherlands - 1.40%
CNH Global NV (I)	800	22,520
Nutreco Holding NV	200	11,581

		34,101
Norway - 4.63%
Yara International ASA, ADR	2,800	112,980
Singapore - 15.60%
Golden Agri-Resources, Ltd.	146,250	60,598
Indofood Agri Resources, Ltd. (I)	24,000	40,951
Olam International, Ltd.	38,300	75,360
Wilmar International, Ltd.	44,000	203,813

		380,722
Switzerland - 7.36%
Syngenta AG, ADR	3,900	179,556
United Kingdom - 0.46%
Tate & Lyle PLC	1,800	11,269
United States - 36.12%
AGCO Corp. (I)	400	13,220
Archer-Daniels-Midland Company	3,500	107,730
Bunge, Ltd.	1,400	74,200
CF Industries Holdings, Inc.	1,197	110,723
Corn Products International, Inc.	1,200	40,956
Deere & Company	3,300	208,791
Del Monte Foods Company	1,200	15,648
General Mills, Inc.	500	18,080
Intrepid Potash, Inc. (I)	1,100	24,695

The accompanying notes are an integral part of the financial statements.	124

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Global Agribusiness Fund (continued)
		Shares or
		Principal
		Amount	Value

COMMON STOCKS (continued)
United States (continued)
Monsanto Company		1,900	$100,035
Smithfield Foods, Inc. (I)		200	3,226
The Mosaic Company		2,800	164,248

			881,552

TOTAL COMMON STOCKS (Cost $2,120,089)			$2,440,354

WARRANTS - 0.03%
Golden Agri-Resources, Ltd. (Expiration Date:
07/23/2012, Strike Price: SGD 0.54) (I)		8,500	658

TOTAL WARRANTS (Cost $0)			$658

Total Investments (Global Agribusiness Fund)
(Cost $2,120,089) - 100.01%			$2,441,012
Other assets and liabilities, net - (0.01%)			(305)

TOTAL NET ASSETS - 100.00%			$2,440,707

Global Bond Fund
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 8.95%
Treasury Inflation Protected Securities (D) - 1.19%
2.000%, 01/15/2026		$3,624,126	$3,970,118
3.625%, 04/15/2028		4,177,777	5,581,903

			9,552,021
U.S. Treasury Bonds - 1.14%
4.250%, 05/15/2039		2,200,000	2,489,782
4.500%, 08/15/2039		3,200,000	3,769,501
6.875%, 08/15/2025 (F)		2,000,000	2,943,124

			9,202,407
U.S. Treasury Notes - 6.08%
2.375%, 07/31/2017		3,600,000	3,710,250
2.500%, 06/30/2017 (F)		36,400,000	37,856,000
2.750%, 05/31/2017		1,700,000	1,794,960
3.625%, 08/15/2019 to 02/15/2020		5,100,000	5,615,917

			48,977,127
Federal Home Loan Mortgage Corp. - 0.07%
0.326%, 02/01/2011 (P)		279,000	279,061
0.607%, 03/09/2011 (P)		286,000	286,280

			565,341
Federal National Mortgage Association - 0.47%
1.602%, 11/01/2042 to 10/01/2044 (P)		2,843,896	2,832,124
2.344%, 11/01/2035 (P)		373,083	377,017
5.123%, 09/01/2035 (P)		256,990	274,239
5.170%, 07/01/2035 (P)		288,003	307,713

			3,791,093

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $68,985,160)			$72,087,989

FOREIGN GOVERNMENT
OBLIGATIONS - 43.17%
Canada - 3.39%
Canada Housing Trust No. 1
4.050%, 03/15/2011 (S)	CAD	6,900,000	6,576,337
4.600%, 09/15/2011		2,700,000	2,622,622

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Canada (continued)
Government of Canada
2.000%, 12/01/2014	CAD	2,300,000	$2,172,506
2.500%, 06/01/2015		2,100,000	2,020,399
3.500%, 06/01/2020		1,900,000	1,892,784
4.000%, 06/01/2016		1,400,000	1,443,522
4.250%, 06/01/2018		3,400,000	3,582,092
Province of Ontario
4.100%, 06/16/2014		$200,000	220,020
4.700%, 06/02/2037	CAD	1,300,000	1,281,969
6.200%, 06/02/2031		400,000	470,423
Province of Quebec
12/01/2038		3,700,000	3,777,168
12/01/2036		1,100,000	1,234,680

			27,294,522
France - 4.48%
Government of France
01/12/2011	EUR	13,100,000	16,755,702
04/25/2018		3,600,000	5,161,288
10/25/2018		4,000,000	5,830,112
Societe Financement de
l’Economie Francaise
05/20/2012		200,000	258,703
06/11/2012 (S)		$5,500,000	5,651,734
05/05/2014 (S)		2,300,000	2,464,832

			36,122,371
Germany - 25.26%
Federal Republic of Germany
03/11/2011	EUR	14,500,000	18,451,940
12/10/2010		17,700,000	22,542,709
01/04/2020		1,400,000	1,953,198
3.500%, 04/08/2011 to 07/04/2019		12,600,000	16,501,215
01/04/2019		11,000,000	15,860,514
01/04/2018		16,300,000	23,775,266
4.250%, 07/04/2017 to 07/04/2018		33,200,000	49,246,944
07/04/2034		3,500,000	6,016,677
07/04/2011		2,600,000	3,418,342
01/04/2011		14,800,000	19,060,831
01/04/2031		5,600,000	10,198,527
01/04/2030		8,400,000	16,429,132

			203,455,295
Japan - 2.97%
Government of Japan
zero coupon, 10/25/2010	JPY	2,010,000,000	23,921,804

			23,921,804
Netherlands - 1.42%
Kingdom of Netherlands
4.000%, 01/15/2011 to 07/15/2019	EUR	5,500,000	7,912,558
07/15/2017		2,400,000	3,553,634

			11,466,192
United Kingdom - 5.65%
Government of United Kingdom
01/22/2015	GBP	16,100,000	25,874,017
4.250%, 06/07/2032 to 09/07/2039		3,700,000	6,095,509
4.500%, 03/07/2019 to 12/07/2042		3,600,000	6,241,026
12/07/2038		4,100,000	7,322,967

			45,533,519

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $344,708,632)			$347,793,703

The accompanying notes are an integral part of the financial statements.	125

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS - 33.10%
Australia - 6.60%
Bank of Queensland, Ltd.
10/22/2012 (P)	AUD	2,500,000	2,234,351
10/22/2012		1,000,000	899,179
Bank of Scotland PLC/Australia, MTN
5.520%, 07/24/2012 (P)		2,900,000	2,589,959
Citigroup Pty, Ltd.
06/18/2012		2,000,000	1,796,186
06/18/2012 (P)		5,500,000	4,900,745
Commonwealth Bank of Australia
09/17/2014 (P)(S)		$4,200,000	4,184,956
12/10/2012 (P)(S)		3,000,000	2,998,650
07/12/2013 (P)(S)		5,400,000	5,375,365
12/10/2012 (S)		3,400,000	3,517,497
02/20/2014	AUD	2,500,000	2,192,713
ING Bank Australia, Ltd.
5.500%, 10/08/2012		3,400,000	3,055,573
Macquarie Bank, Ltd.
3.300%, 07/17/2014 (S)		$5,200,000	5,533,393
National Australia Bank, Ltd.
3.375%, 07/08/2014 (S)		3,400,000	3,637,935
Suncorp-Metway, Ltd., Series TD
5.328%, 09/11/2013 (P)	AUD	6,100,000	5,429,956
Westpac Banking Corp.
12/09/2014 (S)		$1,200,000	1,242,343
09/10/2014 (S)		3,400,000	3,573,298

			53,162,099
Canada - 1.00%
Canadian Imperial Bank of Commerce
5.250%, 09/16/2010	EUR	3,000,000	3,806,758
Citigroup Finance Canada, Inc., MTN
5.500%, 05/21/2013	CAD	300,000	294,286
Falconbridge, Ltd.
7.350%, 06/05/2012		$3,000,000	3,246,549
Rio Tinto Alcan, Inc.
6.450%, 03/15/2011		700,000	720,614

			8,068,207
Cayman Islands - 0.31%
Foundation Re II, Ltd.
7.119%, 11/26/2010 (P)(S)		400,000	394,720
MUFG Capital Finance 5, Ltd. (6.299%
to 01/25/2017, then 6 month
GBPLIBOR + 2.060%)
	GBP	1,513,000	2,070,969

			2,465,689
Denmark - 0.12%
Nykredit Realkredit A/S
4.000%, 01/01/2011	DKK	500,000	85,745
Realkredit Danmark A/S
2.000%, 01/01/2011		5,000,000	852,856

			938,601
France - 5.59%
BNP Paribas Home Loan Covered
Bonds SA
07/23/2013	EUR	2,100,000	2,761,027
01/24/2011		1,300,000	1,665,877
05/28/2013		1,700,000	2,337,659
Cie de Financement Foncier
07/23/2012 (S)		$700,000	702,649
02/17/2012	EUR	4,200,000	5,373,904
04/22/2013 (S)		$4,000,000	4,051,164
01/09/2013	EUR	2,600,000	3,520,318

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
France (continued)
Dexia Credit Local
0.778%, 01/12/2012 (P)(S)		$3,300,000	3,281,969
2.375%, 09/23/2011 (S)		2,800,000	2,835,204
2.625%, 01/21/2014	EUR	2,500,000	3,259,520
2.750%, 01/10/2014 (S)		$3,300,000	3,367,525
Dexia Municipal Agency
4.750%, 06/06/2011	EUR	600,000	780,019
Lafarge SA
6.500%, 07/15/2016		$2,000,000	2,152,234
Societe Generale Societe de
Credit Fonciere
4.000%, 07/07/2016	EUR	2,000,000	2,779,007
Valeo SA
3.750%, 06/24/2013		1,200,000	1,517,872
Vivendi SA
5.750%, 04/04/2013 (S)		$4,300,000	4,652,596

			45,038,544
Germany - 1.50%
Kreditanstalt Fuer Wiederaufbau
1.250%, 06/17/2013	EUR	6,500,000	8,290,933
Kreditanstalt Fuer Wiederaufbau, MTN
5.500%, 06/05/2014	AUD	4,200,000	3,787,572

			12,078,505
Ireland - 0.79%
German Postal Pensions
Securitisation PLC
2.750%, 01/18/2011	EUR	5,000,000	6,377,121

			6,377,121
Netherlands - 3.75%
ABN Amro Bank NV
3.250%, 01/18/2013		2,500,000	3,287,840
3.750%, 01/12/2012		200,000	261,348
Achmea Hypotheekbank NV
0.804%, 11/03/2014 (P)(S)		$2,300,000	2,293,335
3.200%, 11/03/2014 (S)		700,000	739,563
Fortis Bank Nederland Holding NV
3.375%, 05/19/2014	EUR	2,400,000	3,231,905
ING Bank NV
3.375%, 03/03/2014		1,800,000	2,423,450
3.900%, 03/19/2014 (S)		$1,100,000	1,198,423
LeasePlan Corp. NV
3.000%, 05/07/2012 (S)		1,400,000	1,447,622
3.250%, 05/22/2014	EUR	1,100,000	1,471,550
NIBC Bank NV
3.500%, 04/07/2014		4,000,000	5,407,743
Rabobank Nederland NV (11.000% to
06/30/19, then 3 month LIBOR
+ 10.868%)
(Q)(S)		$3,275,000	4,291,265
Scotland International Finance No 2 BV
4.250%, 05/23/2013 (S)		4,200,000	4,140,709

			30,194,753
New Zealand - 0.39%
Westpac Securities NZ, Ltd.
3.450%, 07/28/2014 (S)		3,000,000	3,181,521

			3,181,521
Norway - 0.74%
DnB NOR Boligkreditt
4.500%, 05/16/2011	EUR	1,700,000	2,201,708

The accompanying notes are an integral part of the financial statements.	126

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Norway (continued)
Kommunalbanken AS
2.000%, 01/14/2013		$3,700,000	$3,802,531

			6,004,239
South Korea - 0.19%
Export-Import Bank of Korea
5.750%, 05/22/2013	EUR	1,100,000	1,507,041

			1,507,041
Sweden - 0.31%
Stadshypotek AB
2.750%, 04/30/2015		1,300,000	1,694,853
Swedbank Hypotek AB
4.625%, 05/23/2011		600,000	778,073

			2,472,926
United Kingdom - 2.88%
Bank of Scotland PLC
4.500%, 09/10/2010 to 10/23/2013		1,900,000	2,416,545
Barclays Bank PLC
03/05/2012 (S)		$100,000	102,500
06/12/2021 (S)		800,000	1,068,440
BP Capital Markets PLC
04/11/2011 (P)		300,000	297,373
12/14/2011		100,000	99,077
LBG Capital No.1 PLC
7.375%, 03/12/2020	EUR	200,000	223,163
Lloyds TSB Bank PLC
1.534%, 04/02/2012 (P)(S)		$1,900,000	1,922,772
Lloyds TSB Bank PLC (12.000% to
12/16/2024, then 3 month LIBOR
+ 11.750%)
		2,600,000	2,861,803
Nationwide Building Society
4.625%, 09/13/2012	EUR	1,400,000	1,855,908
Pearson Dollar Finance Two PLC
6.250%, 05/06/2018 (S)		$1,000,000	1,152,795
Royal Bank of Scotland PLC
05/11/2012 (S)		2,400,000	2,460,607
04/23/2012		7,800,000	8,038,976
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)		300,000	319,399
XL Capital Finance Europe PLC
6.500%, 01/15/2012		400,000	418,753

			23,238,111
United States - 8.93%
Altria Group, Inc.
9.250%, 08/06/2019		2,000,000	2,622,752
American General Finance Corp., MTN
6.900%, 12/15/2017		2,000,000	1,550,000
American International Group, Inc.
8.250%, 08/15/2018		1,800,000	1,944,000
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058		2,600,000	2,229,500
American International Group, Inc.,
Series A3 (4.875% to 03/15/2017, then
3 month EURIBOR + 1.730%)
03/15/2067	EUR	500,000	380,175
American International Group,
Inc., Series 1
0.635%, 10/18/2011 (P)		$200,000	194,754

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
American International Group, Inc.,
Series REGS (8.000% to 05/22/2018,
then 3 month EURIBOR + 4.450%)
05/22/2038	EUR	1,150,000	$1,213,234
Autozone, Inc.
5.875%, 10/15/2012		$500,000	538,892
BA Covered Bond Issuer
4.125%, 04/05/2012	EUR	4,800,000	6,241,794
Boston Scientific Corp.
6.000%, 06/15/2011		$700,000	721,364
Capital One Financial Corp., MTN
5.700%, 09/15/2011		600,000	624,653
CBS Corp.
8.875%, 05/15/2019		1,800,000	2,340,382
Citigroup, Inc.
03/05/2014 (P)	EUR	3,500,000	4,140,437
08/15/2017		$2,800,000	3,000,925
11/21/2017		3,400,000	3,674,802
CNA Financial Corp.
6.000%, 08/15/2011		1,000,000	1,038,672
D.R. Horton, Inc.
02/15/2015		1,800,000	1,732,500
04/15/2011		800,000	814,000
International Lease Finance Corp.
6.750%, 09/01/2016 (S)		4,100,000	4,192,250
Intuit, Inc.
5.750%, 03/15/2017		2,000,000	2,261,824
Jones Apparel Group, Inc.
5.125%, 11/15/2014		600,000	600,000
JPMorgan Chase & Company
6.000%, 01/15/2018		1,500,000	1,703,747
Lehman Brothers Holdings, Inc.
01/24/2013 (H)		3,600,000	778,500
05/02/2018 (H)		4,200,000	913,500
Loews Corp.
5.250%, 03/15/2016		200,000	224,668
Masco Corp.
6.125%, 10/03/2016		700,000	703,742
Merrill Lynch & Company, Inc.
05/30/2014 (P)	EUR	600,000	710,810
09/14/2018 (P)		1,500,000	1,557,458
05/21/2013		1,900,000	2,632,614
Morgan Stanley
10/18/2016 (P)		$600,000	523,310
03/01/2013 (P)	EUR	1,100,000	1,321,914
04/13/2016 (P)		200,000	223,712
Motorola, Inc.
6.000%, 11/15/2017		$700,000	779,654
Nationwide Health Properties, Inc.
6.500%, 07/15/2011		600,000	625,153
Norfolk Southern Corp.
5.257%, 09/17/2014		2,000,000	2,233,312
Sabre Holdings Corp.
7.350%, 08/01/2011		700,000	720,125
Sara Lee Corp.
6.250%, 09/15/2011		500,000	526,368
Sealed Air Corp.
5.625%, 07/15/2013 (S)		700,000	747,073
SLM Corp.
0.737%, 03/15/2011 (P)		1,300,000	1,287,290
Southwest Airlines Company
5.125%, 03/01/2017		500,000	523,450
Sprint Capital Corp.
8.750%, 03/15/2032		200,000	192,750

The accompanying notes are an integral part of the financial statements.	127

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
Sprint Nextel Corp.
6.000%, 12/01/2016		$1,000,000	$933,750
State Street Capital Trust IV
1.537%, 06/15/2037 (P)		200,000	147,856
The Bear Stearns Companies LLC
7.250%, 02/01/2018		4,400,000	5,336,087
WM Covered Bond Program
3.875%, 09/27/2011	EUR	3,500,000	4,514,929

			71,918,682

TOTAL CORPORATE BONDS (Cost $265,690,921)			$266,646,039

MUNICIPAL BONDS - 0.70%
California - 0.53%
Golden State Tobacco
Securitization Corp.
5.000%, 06/01/2038		4,300,000	4,059,630
5.125%, 06/01/2047		300,000	201,969

			4,261,599
New York - 0.02%
New York City Municipal Water Finance
Authority, Series 1289
7.429%, 12/15/2013		130,000	143,533

			143,533
Ohio - 0.15%
Buckeye Tobacco Settlement
Financing Authority
5.875%, 06/01/2047		1,700,000	1,235,441

			1,235,441
Puerto Rico - 0.00%
Puerto Rico Sales Tax Financing Corp.
Zero Coupon 08/01/2054		500,000	34,025

			34,025

TOTAL MUNICIPAL BONDS (Cost $6,314,036)			$5,674,598

TERM LOANS (M) - 0.11%
United States - 0.11%
Ford Motor Company
3.258%, 12/15/2013		897,588	863,425

TOTAL TERM LOANS (Cost $897,588)			$863,425

COLLATERALIZED MORTGAGE
OBLIGATIONS - 10.78%
Commercial & Residential - 10.23%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.881%, 09/25/2035 (P)		130,039	95,596
American Home Mortgage
Investment Trust
Series 2007-1, Class GA2,
0.504%, 05/25/2047 (P)		393,873	61,536
Series 2004-3, Class 5A,
2.712%, 10/25/2034 (P)		373,314	320,802
Atomium Mortgage Finance BV,
Series 2003-I, Class A
0.853%, 07/01/2034 (P)	EUR	359,825	448,221
Banc of America Funding Corp.
Series 2006-A, Class 1A1,
4.223%, 02/20/2036 (P)		$1,328,660	1,217,609
Series 2006-J, Class 4A1,
5.945%, 01/20/2047 (P)		200,305	144,717

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
BCAP LLC Trust,
Series 2006-AA2, Class A1
0.434%, 01/25/2037 (P)	$2,174,651	$1,178,147
Bear Stearns Adjustable Rate
Mortgage Trust
Series 2005-5, Class A2,
2.400%, 08/25/2035 (P)	1,094,456	1,024,585
Series 2003-5, Class 1A2,
2.703%, 08/25/2033 (P)	64,989	62,134
Series 2005-2, Class A1,
2.760%, 03/25/2035 (P)	1,813,770	1,658,359
Series 2005-2, Class A2,
2.934%, 03/25/2035 (P)	457,968	428,166
Series 2004-2, Class 22A,
3.047%, 05/25/2034 (P)	321,384	294,102
Series 2003-9, Class 2A1,
3.403%, 02/25/2034 (P)	25,988	21,799
Series 2003-7, Class 6A,
4.023%, 10/25/2033 (P)	156,244	157,810
Series 2004-2, Class 23A,
4.620%, 05/25/2034 (P)	119,963	110,851
Series 2005-9, Class A1,
4.625%, 10/25/2035 (P)	2,347,796	2,044,662
Series 2005-4, Class 3A1,
5.342%, 08/25/2035 (P)	618,156	563,693
Bear Stearns Alt-A Trust
Series 2006-8, Class 3A1,
0.424%, 02/25/2034 (P)	84,181	63,690
Series 2005-7, Class 22A1,
2.983%, 09/25/2035 (P)	1,760,470	1,331,258
Series 2005-9, Class 24A1,
4.663%, 11/25/2035 (P)	877,798	490,217
Series 2006-6, Class 31A1,
5.385%, 11/25/2036 (P)	2,089,046	1,270,332
Series 2006-6, Class 32A1,
5.436%, 11/25/2036 (P)	1,575,626	965,096
Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
3.948%, 01/26/2036 (P)	924,813	620,814
Bella Vista Mortgage Trust,
Series 2005-2, Class 2A1
0.516%, 05/20/2045 (P)	695,677	384,681
Citigroup Mortgage Loan Trust, Inc.
Series 2005-12, Class 2A1,
1.064%, 08/25/2035 (P)(S)	1,118,107	737,987
Series 2005-6, Class A1,
2.510%, 08/25/2035 (P)	603,056	560,664
Series 2005-6, Class A2,
2.560%, 08/25/2035 (P)	652,068	606,795
Series 2005-11, Class 1A1,
2.650%, 12/25/2035 (P)	352,627	315,350
Series 2005-11, Class A2A,
2.650%, 12/25/2035 (P)	1,567,864	1,453,835
Commercial Mortgage Pass Through
Certificates,
Series 2006-CN2A, Class A2FL
0.520%, 02/05/2019 (P)(S)	2,600,000	2,316,680
Countrywide Alternative Loan Trust
Series 2007-OA7, Class A1A,
0.444%, 05/25/2047 (P)	2,144,704	1,162,211
Series 2006-OA19, Class A1,
0.446%, 02/20/2047 (P)	2,146,086	1,138,542
Series 2006-OA1, Class 2A1,
0.476%, 03/20/2046 (P)	1,314,629	727,217

The accompanying notes are an integral part of the financial statements.	128

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Countrywide Alternative Loan Trust (continued)
Series 2005-81, Class A1,
0.544%, 02/25/2037 (P)		$3,982,218	$2,232,045
Series 2007-11T1, Class A12,
0.614%, 05/25/2037 (P)		530,109	267,376
Series 2005-56, Class 2A3,
1.886%, 11/25/2035 (P)		109,111	61,032
Series 2005-56, Class 2A2,
2.426%, 11/25/2035 (P)		109,186	62,514
Series 2005-21CB, Class A3,
5.250%, 06/25/2035		208,168	169,410
Series 2007-7T2, Class A9,
6.000%, 04/25/2037		303,217	201,076
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037		234,771	160,361
Countrywide Home Loan Mortgage Pass
Through Trust
Series 2004-25, Class 1A1,
0.594%, 02/25/2035 (P)		247,827	181,362
Series 2004-25, Class 2A1,
0.604%, 02/25/2035 (P)		293,360	200,257
Series 2005-R2, Class 1AF1,
0.604%, 06/25/2035 (P)(S)		113,481	96,445
Series 2004-12, Class 12A1,
2.949%, 08/25/2034 (P)		781,600	630,435
Series 2004-12, Class 11A1,
2.985%, 08/25/2034 (P)		76,232	54,003
Series 2004-22, Class A3,
3.510%, 11/25/2034 (P)		265,343	224,986
Series 2005-HYB9, Class 5A1,
5.250%, 02/20/2036 (P)		554,532	352,046
Series 2005-HYB9, Class 3A2A,
5.250%, 02/20/2036 (P)		560,777	410,795
Credit Suisse First Boston Mortgage
Securities Corp.
Series 2003-AR18, Class 2A3,
2.500%, 07/25/2033 (P)		24,327	22,655
Series 2003-AR20, Class 2A1,
2.682%, 08/25/2033 (P)		276,772	267,306
Crusade Global Trust
Series 2004-2, Class A2,
1.035%, 11/19/2037 (P)		728,154	898,016
Series 2005-2, Class A2,
4.910%, 08/14/2037 (P)		3,455,462	2,980,515
Delphinus BV, Series 2001-II, Class A1
1.179%, 11/28/2031 (P)	EUR	521,464	654,788
Dutch Mortgage Portfolio Loans BV,
Series III, Class A
1.144%, 11/20/2035 (P)		881,709	1,088,581
First Flexible PLC, Series 7, Class A
0.850%, 09/15/2033 (P)	GBP	630,230	880,746
First Horizon Asset Securities, Inc.
Series 2003-AR2, Class 2A1,
2.838%, 07/25/2033 (P)		$71,673	68,964
Series 2003-AR4, Class 2A1,
2.916%, 12/25/2033 (P)		148,343	142,705
Series 2005-AR3, Class 2A1,
2.923%, 08/25/2035 (P)		126,949	120,269
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.626%, 11/15/2031 (P)		369,805	331,658

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
German Residential Asset
Note Distributor PLC,
Series 2006-1, Class A
1.101%, 07/20/2016 (P)	EUR	1,200,892	$1,301,292
GMAC Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
3.289%, 06/25/2034 (P)		$19,916	17,006
Great Hall Mortgages PLC
Series 2007-1, Class A2B,
0.857%, 03/18/2039 (P)	GBP	1,963,001	2,093,919
Series 2006-1, Class A2B,
0.877%, 06/18/2038 (P)		1,889,608	2,063,656
Greenpoint Mortgage Funding Trust,
Series 2006-AR6, Class A1A
0.344%, 10/25/2046 (P)		$643,808	585,777
Greenpoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
2.952%, 10/25/2033 (P)		18,751	15,753
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
2.140%, 03/25/2033 (P)		122,383	119,046
GSRPM Mortgage Loan Trust,
Series 2003-1, Class A2
0.964%, 01/25/2032 (P)		161,663	147,416
Harborview Mortgage Loan Trust
Series 2006-12, Class 2A11,
0.357%, 01/19/2038 (P)		40,334	40,285
Series 2006-12, Class 2A2A,
0.457%, 01/19/2038 (P)		1,972,273	1,252,654
Series 2006-1, Class 2A1A,
0.507%, 03/19/2036 (P)		1,370,214	780,062
Series 2005-4, Class 3A1,
2.958%, 07/19/2035 (P)		41,681	33,480
Series 2003-1, Class A,
3.002%, 05/19/2033 (P)		242,329	244,179
Immeo Residential Finance PLC,
Series 2007-2, Class A
0.879%, 12/15/2016 (P)	EUR	1,262,930	1,372,711
Indymac Index Mortgage Loan Trust,
Series 2004-AR11, Class 2A
2.770%, 12/25/2034 (P)		$78,761	57,811
JPMorgan Alternative Loan Trust,
Series 2006-A6, Class 2A1
5.500%, 11/25/2036 (P)		437,540	394,368
JPMorgan Mortgage Trust
Series 2007-A1, Class 5A6,
3.322%, 07/25/2035 (P)		521,891	403,953
Series 2003-A2, Class 3A1,
4.203%, 11/25/2033 (P)		175,637	173,303
Series 2006-A1, Class 3A2,
5.455%, 02/25/2036 (P)		1,186,830	1,082,112
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
0.716%, 12/15/2030 (P)		739,067	687,840
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A3A2,
0.514%, 08/25/2036 (P)		162,361	104,884
Series 2003-C, Class A1,
0.924%, 06/25/2028 (P)		547,466	517,976
Series 2005-2, Class 1A,
2.009%, 10/25/2035 (P)		887,697	797,392
Series 2003-A2, Class 1A1,
2.570%, 02/25/2033 (P)		111,001	104,471

The accompanying notes are an integral part of the financial statements.	129

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Merrill Lynch/Countrywide Commercial
Mortgage Trust,
Series 2007-8, Class A3
6.181%, 08/12/2049 (P)		$2,000,000	$2,150,583
Newgate Funding PLC,
Series 2007-3X, Class A1
1.330%, 12/15/2050 (P)	GBP	1,632,292	2,421,441
Puma Finance, Ltd.
Series 2006-G5, Class A1,
0.409%, 02/21/2038 (P)(S)		$1,009,428	952,153
Series 2005-P11, Class BA,
4.767%, 08/22/2037 (P)	AUD	306,130	265,256
Series 2004-P10, Class BA,
5.120%, 07/12/2036 (P)		353,248	307,264
Residential Accredit Loans, Inc.
Series 2007-QO2, Class A1,
0.414%, 02/25/2047 (P)		$498,438	244,076
Series 2006-QO6, Class A1,
0.444%, 06/25/2046 (P)		2,224,635	869,107
Series 2006-QO3, Class A1,
0.474%, 04/25/2046 (P)		1,354,044	563,071
Residential Asset Securitization Trust
Series 2006-R1, Class A2,
0.664%, 01/25/2046 (P)		603,405	280,355
Series 2005-A15, Class 5A1,
5.750%, 02/25/2036		281,979	213,317
Residential Funding Mortgage Securities
I, Series 2005-SA4, Class 1A21
3.704%, 09/25/2035 (P)		171,987	123,875
RMAC Securities PLC,
Series 2006-NS1X, Class A2A
0.881%, 06/12/2044 (P)	GBP	1,126,103	1,518,276
Sequoia Mortgage Trust,
Series 5, Class A
0.617%, 10/19/2026 (P)		$218,876	185,091
Structured Adjustable Rate Mortgage
Loan Trust
Series 2004-19, Class 2A1,
1.770%, 01/25/2035 (P)		739,814	399,551
Series 2004-4, Class 3A2,
2.575%, 04/25/2034 (P)		347,785	298,297
Series 2004-1, Class 4A2,
2.784%, 02/25/2034 (P)		839,083	792,373
Series 2004-1, Class 4A1,
2.784%, 02/25/2034 (P)		152,561	144,408
Series 2004-12, Class 7A1,
5.210%, 09/25/2034 (P)		540,695	498,268
Structured Asset Mortgage Investments,
Inc., Series 2006-AR3, Class 12A1
0.484%, 05/25/2036 (P)		1,760,826	982,691
Structured Asset Securities Corp.,
Series 2006-11, Class A1
2.886%, 10/25/2035 (P)(S)		442,183	355,497
Superannuation Members Home Loans
Global Fund, Series 2004-7, Class A1
0.677%, 03/09/2036 (P)		792,486	761,809
Swan
Series 2006-1E, Class A1,
0.478%, 05/12/2037 (P)		1,312,069	1,274,578
Series 2006-1E, Class A2,
4.923%, 05/12/2037 (P)		1,180,862	1,023,479
Series 2010-1, Class A,
5.890%, 04/25/2041 (P)		2,662,472	2,359,029

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Thornburg Mortgage Securities Trust,
Series 2006-5, Class A1
0.384%, 10/25/2046 (P)		$1,325,146	$1,298,920
Torrens Trust, Series 2007-1, Class A
5.032%, 10/19/2038 (P)	AUD	1,842,146	1,618,463
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR6, Class 2A1A,
0.494%, 04/25/2045 (P)		488,849	397,808
Series 2005-AR13, Class A1A1,
0.554%, 10/25/2045 (P)		170,366	136,325
Series 2005-AR2, Class 2A1A,
0.574%, 01/25/2045 (P)		275,119	226,674
Series 2003-R1, Class A1,
0.804%, 12/25/2027 (P)		846,522	760,781
Series 2006-AR19, Class 1A,
1.126%, 01/25/2047 (P)		574,042	332,173
Series 2006-AR17, Class 1A1A,
1.196%, 12/25/2046 (P)		434,685	290,330
Series 2006-AR3, Class A1A,
1.386%, 02/25/2046 (P)		971,980	729,317
Series 2002-AR17, Class 1A,
1.586%, 11/25/2042 (P)		328,832	282,571
Series 2003-AR5, Class A7,
2.700%, 06/25/2033 (P)		103,630	98,238
Series 2003-AR9, Class 1A6,
2.766%, 09/25/2033 (P)		3,452,229	3,437,989
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.310%, 07/25/2046 (P)		406,756	187,026
Wells Fargo Mortgage Backed
Securities Trust
Series 2004-S, Class A1,
2.917%, 09/25/2034 (P)		300,899	301,548
Series 2006-AR2, Class 2A1,
4.632%, 03/25/2036 (P)		2,484,037	2,225,936

			82,437,794
U.S. Government Agency - 0.55%
Federal Home Loan Mortgage Corp.
Series 2004-2895, Class F,
0.626%, 06/15/2031 (P)		282,668	282,909
Series T-63, Class 1A1,
1.602%, 02/25/2045 (P)		260,898	252,115
Federal National Mortgage Association
Series 2005-120, Class NF,
0.364%, 01/25/2021 (P)		201,816	201,668
Series 2006-15, Class FC,
0.394%, 03/25/2036 (P)		548,211	497,720
Series 2006-16, Class FC,
0.564%, 03/25/2036 (P)		1,744,209	1,744,084
Series 2003-W6, Class F,
0.614%, 09/25/2042 (P)		571,705	556,188
Series 2004-W2, Class 5AF,
0.614%, 03/25/2044 (P)		398,745	367,348
Series 2006-5, Class 3A2,
2.741%, 05/25/2035 (P)		540,131	536,529

			4,438,561

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $103,903,852)			$86,876,355

The accompanying notes are an integral part of the financial statements.	130

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES - 1.24%
Access Group, Series 2008-1, Class A
1.797%, 10/27/2025 (P)		$2,331,782	$2,390,468
Bumper 2 SA, Series 2009-3, Class A
2.229%, 06/20/2022 (P)	EUR	1,151,074	1,465,036
Countrywide Asset-Backed Certificates
Series 2007-2, Class 2A1,
0.314%, 08/25/2037 (P)		306,960	297,007
Series 2006-25, Class 2A1,
0.334%, 06/25/2047 (P)		436,213	423,909
First Franklin Mortgage Loan Asset
Backed Certificates,
Series 2006-FF15, Class A3
0.314%, 11/25/2036 (P)		319,955	318,253
Ford Auto Securitization Trust,
Series 2009-R1A, Class A2
4.817%, 10/15/2012 (S)	CAD	1,000,000	969,081
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.544%, 10/25/2034 (P)		$134,514	111,972
Magnolia Funding, Ltd.
Series 2010-1A, Class A1,
3.000%, 04/20/2017 (S)		859,363	1,086,818
Series 2010-1A, Class A2,
3.000%, 04/20/2017 (S)		600,000	741,201
Mid-State Trust, Series 1995-4, Class A
8.330%, 04/01/2030		$1,118,587	1,137,728
Nelnet Student Loan Trust,
Series 2008-4, Class A1
1.028%, 04/27/2015 (P)		211,583	211,809
SACO I, Inc., Series 2005-10, Class 1A
0.524%, 06/25/2036 (P)		312,920	113,847
SC Germany Auto,
Series 2007-1, Class A
0.719%, 08/11/2015 (P)	EUR	222,449	281,116
SLM Student Loan Trust,
Series 2003-6, Class A4
0.737%, 12/17/2018 (P)		$334,992	334,062
Wells Fargo Home Equity Trust,
Series 2005-2, Class AI1A
0.494%, 10/25/2035 (P)		109,834	109,304

TOTAL ASSET BACKED SECURITIES (Cost $10,296,878)			$9,991,611

PREFERRED STOCKS - 0.01%
United States - 0.01%
SLM Corp. (N)		6,200	103,540

			103,540

TOTAL PREFERRED STOCKS (Cost $69,750)			$103,540

SHORT-TERM INVESTMENTS - 1.02%
Repurchase Agreement - 0.56%
Morgan Stanley Tri-Party Repurchase
Agreement dated 08/31/2010 at
0.260% to be repurchased at
$3,000,022 on 09/01/2010,
collateralized by $3,100,000 Federal
National Mortgage Association,
2.900% due 08/09/2017 (valued at
$3,113,191, including interest)		$3,000,000	3,000,000

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Repurchase Agreement with State Street
Corp. dated 08/31/2010 at 0.010% to
be repurchased at $1,489,000 on
09/01/2010, collateralized by
$1,520,000 U.S. Treasury Bills., zero
coupon due 01/06/2011 (valued
at $1,519,240)	$1,489,000	$1,489,000

		4,489,000
Short-Term Securities* - 0.46%
Federal Home Loan Mortgage Corp.
Discount Notes, 0.250%, 10/13/2010	2,020,000	2,019,411
U.S. Treasury Bill, 0.190%, 01/06/2011	230,000	229,845
U.S. Treasury Bill, 0.228%, 12/16/2010	750,000	749,575
U.S. Treasury Bill, 0.266%, 10/21/2010	690,000	689,866

		3,688,697

TOTAL SHORT-TERM INVESTMENTS (Cost $8,177,697)		$8,177,697

Total Investments (Global Bond Fund)
(Cost $809,044,514) - 99.08%		$798,214,957
Other assets and liabilities, net - 0.92%		7,376,620

TOTAL NET ASSETS - 100.00%		$805,591,577

Global Infrastructure Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 100.88%
Bahamas - 0.43%
Petrominerales, Ltd.	400	$9,284
Bermuda - 2.43%
Frontline, Ltd.	400	10,600
Knightsbridge Tankers, Ltd.	800	14,000
Ship Finance International, Ltd.	1,600	28,016

		52,616
Brazil - 2.25%
Cia Energetica de Minas Gerais, ADR	1,755	28,993
Companhia de Saneamento Basico de Estado de
Sao Paulo, ADR	516	19,608

		48,601
Canada - 12.88%
ATCO, Ltd.	380	18,263
Canwel Building Materials Group, Ltd.	5,000	19,975
Enbridge, Inc.	1,200	59,700
Pacific Rubiales Energy Corp. (I)	1,000	23,585
Petrobank Energy & Resources, Ltd. (I)	400	13,872
SNC-Lavalin Group, Inc.	900	41,651
The Churchill Corp. (I)	900	16,196
TransCanada Corp.	2,400	85,536

		278,778
China - 0.82%
Jiangsu Expressway, Ltd.	18,000	17,633
France - 3.03%
Bouygues SA	300	12,129
GDF Suez	304	9,379
Groupe Eurotunnel SA	2,000	14,800
Societe Des Autoroutes Paris-Rhin-Rhone	300	20,485

The accompanying notes are an integral part of the financial statements.	131

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Global Infrastructure Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Vinci SA	200	$8,737

		65,530
Germany - 8.82%
Bilfinger Berger AG	200	11,887
E.ON AG, SADR	3,413	95,905
EnBW Energie Baden-Wuerttemberg AG	154	6,899
Fraport AG, ADR	300	15,572
RWE AG	932	60,702

		190,965
Hong Kong - 3.04%
China Merchants Holdings
International Company, Ltd.	13,000	43,993
COSCO Pacific, Ltd.	8,000	10,553
GZI Transportation, Ltd.	22,000	11,314

		65,860
Italy - 9.69%
Autostrade SpA	6,930	130,152
Enel SpA	16,788	79,654

		209,806
Japan - 1.59%
Kyowa Exeo Corp.	900	7,850
NEC Networks & System Integration Corp.	700	8,721
Nippon Densetsu Kogyo Company, Ltd.	1,950	17,876

		34,447
Netherlands - 4.66%
Imtech NV	600	16,811
Koninklijke Vopak NV	2,100	84,107

		100,918
Portugal - 0.85%
EDP - Energias de Portugal SA, SADR	608	18,465
Singapore - 3.49%
Sia Engineering Company, Ltd.	16,000	48,731
Singapore Airport Terminal Services, Ltd.	13,000	26,787

		75,518
South Korea - 0.48%
Samchully Company, Ltd.	120	10,467
Spain - 3.22%
Abertis Infraestructuras SA	4,226	69,742
Thailand - 3.98%
Bangkok Expressway PCL	26,000	15,702
Electricity Generating PCL	10,141	30,317
Ratchaburi Electricity Generating Holding PCL	32,442	40,170

		86,189
United Kingdom - 4.83%
Balfour Beatty PLC	5,500	20,147
BBA Aviation PLC	15,000	40,678
Centrica PLC	8,739	43,630

		104,455
United States - 34.39%
Ameren Corp.	2,387	67,003
Chevron Corp.	300	22,248
Cleco Corp.	1,578	44,705
ConocoPhillips	300	15,729
Constellation Energy Group, Inc.	332	9,738
Dominion Resources, Inc.	1,567	67,005
DTE Energy Company	465	21,785
El Paso Corp.	4,000	45,560
El Paso Electric Company (I)	2,110	48,425

Global Infrastructure Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
El Paso Pipeline Partners LP	900	$28,179
Fluor Corp.	400	17,864
Foster Wheeler AG (I)	500	10,665
Gran Tierra Energy, Inc. (I)	6,000	37,699
Pinnacle West Capital Corp.	1,965	78,305
PPL Corp.	1,260	34,222
Public Service Enterprise Group, Inc.	801	25,600
Southern Union Company	1,000	22,500
Spectra Energy Corp.	4,300	87,464
Swift Energy Company (I)	400	10,780
The Williams Companies, Inc.	2,700	48,951

		744,427

TOTAL COMMON STOCKS (Cost $2,228,584)		$2,183,701

Total Investments (Global Infrastructure Fund)
(Cost $2,228,584) - 100.88%		$2,183,701
Other assets and liabilities, net - (0.88%)		(19,144)

TOTAL NET ASSETS - 100.00%		$2,164,557

Global Real Estate Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.99%
Australia - 7.94%
CFS Gandel Retail Trust	1,655,082	$2,852,388
Charter Hall Group, Ltd.	1,433,390	744,795
Charter Hall Office REIT	847,696	1,852,501
Commonwealth Property Office Fund	1,607,112	1,353,551
Dexus Property Group	1,563,811	1,157,400
FKP Property Group, Ltd.	88,760	60,265
General Property Trust, Ltd.	892,898	2,371,732
Goodman Group	5,395,296	3,064,162
ING Industrial Fund	1,339,115	543,300
Mirvac Group, Ltd.	2,375,359	2,846,496
Stockland	1,339,184	4,703,761
Westfield Group	1,270,471	14,171,374

		35,721,725
Austria - 0.00%
Immofinanz AG (I)(L)	140,000	0
Brazil - 0.26%
Aliansce Shopping Centers SA	172,700	1,175,098
Canada - 3.90%
Allied Properties Real Estate Investment Trust	92,350	1,810,020
Boardwalk Real Estate Investment Trust	101,600	4,248,459
Chartwell Seniors Housing Real Estate
Investment Trust (S)	143,350	1,139,971
Chartwell Seniors Housing Real Estate
Investment Trust	328,050	2,608,772
First Capital Realty, Inc. (S)	45,600	629,467
First Capital Realty, Inc.	257,410	3,553,313
InnVest Real Estate Investment Trust	594,600	3,529,627

		17,519,629
China - 0.97%
Agile Property Holdings, Ltd.	2,374,000	2,788,479
Shimao Property Holdings, Ltd., GDR	969,500	1,583,087

		4,371,566

The accompanying notes are an integral part of the financial statements.	132

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Finland - 0.17%
Technopolis Oyj (I)	170,000	$750,515
France - 3.55%
Fonciere Des Regions	29,000	2,704,792
Klepierre SA	136,000	4,139,535
Unibail-Rodamco SE	48,500	9,113,237

		15,957,564
Germany - 0.15%
Alstria Office Real Estate Investment Trust	60,278	650,842
Guernsey, C.I. - 0.09%
Camper & Nicholsons Marina
Investments, Ltd. (I)	1,200,000	414,086
Hong Kong - 16.70%
China Overseas Land & Investment, Ltd.	4,373,452	9,373,908
China Resources Land, Ltd.	1,129,000	2,168,100
Hang Lung Properties, Ltd.	954,592	4,264,917
Henderson Land Development Company, Ltd.	1,160,000	7,069,520
Hong Kong Land Holdings, Ltd.	1,645,000	8,827,661
Hysan Development Company, Ltd.	1,404,000	4,494,783
Kerry Properties, Ltd.	1,045,803	5,247,197
Sun Hung Kai Properties, Ltd.	1,593,173	22,438,715
The Link	1,312,000	3,845,730
Wharf Holdings, Ltd.	1,369,000	7,366,426

		75,096,957
Italy - 0.22%
Immobiliare Grande Distribuzione (I)	700,000	1,009,515
Japan - 9.12%
Aeon Mall Company, Ltd.	149,000	3,414,055
Daikyo, Inc. (I)(L)	1,356,000	1,914,085
Japan Real Estate Investment Corp.	518	4,605,236
Mitsubishi Estate Company, Ltd.	502,000	7,528,849
Mitsui Fudosan Company, Ltd.	771,000	12,558,577
Nippon Building Fund, Inc.	170	1,439,768
Sumitomo Realty &
Development Company, Ltd.	499,000	9,558,726

		41,019,296
Jersey, C.I. - 0.60%
LXB Retail Properties PLC (I)	1,250,000	1,744,528
Max Property Group PLC (I)	625,000	972,492

		2,717,020
Luxembourg - 0.32%
ProLogis European Properties (I)	240,000	1,417,270
Malta - 0.00%
BGP Holdings PLC (I)	4,606,148	6
Netherlands - 1.99%
Corio NV	53,500	3,069,852
Eurocommercial Properties NV	66,000	2,533,615
Wereldhave NV	40,500	3,333,673

		8,937,140
Norway - 0.28%
Norwegian Property ASA (I)	855,000	1,236,805
Philippines - 0.52%
Megaworld Corp.	57,534,300	2,346,348
Singapore - 4.14%
Capitaland, Ltd.	2,913,500	8,442,190
CapitaMall Trust	3,228,000	4,614,971
Keppel Land, Ltd.	1,197,000	3,435,490
Suntec Real Estate Investment Trust	2,019,000	2,114,141

		18,606,792

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa - 0.29%
South African Property Opportunities PLC (I)	1,400,000	$1,288,267
Sweden - 0.29%
Kungsleden Abkungsleden AB	200,000	1,303,268
United Kingdom - 5.69%
Big Yellow Group PLC	330,000	1,471,440
Capital & Regional PLC (I)	1,100,000	551,813
Conygar Investment Company PLC (I)	350,000	581,063
Derwent Valley Holdings PLC	78,998	1,703,170
Development Securities PLC	360,000	1,396,899
Great Portland Estates PLC	315,000	1,522,834
Hansteen Holdings PLC	800,000	789,526
Land Securities Group PLC	527,500	4,946,955
Metric Property Investments PLC (I)	625,000	938,067
NR Nordic and Russia Properties, Ltd.	1,000,000	342,158
Primary Health Properties PLC	120,000	577,053
Quintain Estates & Development PLC (I)	1,600,000	921,481
Safestore Holdings, Ltd.	827,000	1,542,122
Segro PLC	1,020,000	4,213,975
Songbird Estates PLC (I)	400,000	927,027
Terrace Hill Group PLC (I)	1,800,000	476,135
Unite Group PLC (I)	930,000	2,681,393

		25,583,111
United States - 41.80%
American Campus Communities, Inc.	89,950	2,679,611
AvalonBay Communities, Inc. (L)	95,478	10,046,195
Boston Properties, Inc. (L)	132,900	10,818,060
Brandywine Realty Trust	360,400	3,960,796
BRE Properties, Inc.	113,600	4,643,968
Camden Property Trust	34,300	1,569,568
CBL & Associates Properties, Inc.	113,500	1,384,700
Cogdell Spencer, Inc.	243,450	1,504,521
Colonial Properties Trust	240,600	3,815,916
CommonWealth REIT	119,537	2,883,232
Developers Diversified Realty Corp. (L)	361,775	3,747,989
Digital Realty Trust, Inc. (L)	184,600	10,941,242
Equity Residential	100,850	4,621,956
Extra Space Storage, Inc.	176,000	2,691,040
Glimcher Realty Trust	301,450	1,790,613
HCP, Inc.	174,250	6,137,085
Home Properties, Inc. (L)	86,550	4,370,775
Host Hotels & Resorts, Inc.	810,154	10,637,322
Hudson Pacific Properties, Inc. (I)	34,150	563,475
Kimco Realty Corp.	421,550	6,285,311
LTC Properties, Inc.	93,300	2,302,644
Medical Properties Trust, Inc.	162,250	1,596,540
Nationwide Health Properties, Inc.	125,093	4,812,328
Pebblebrook Hotel Trust (I)	80,100	1,420,974
Post Properties, Inc.	166,650	4,232,910
ProLogis	556,300	6,035,855
PS Business Parks, Inc.	34,175	1,923,027
Public Storage	131,700	12,909,234
Ramco-Gershenson Properties Trust	157,100	1,640,124
Regency Centers Corp. (L)	188,230	6,862,866
Senior Housing Properties Trust	286,963	6,743,631
Simon Property Group, Inc.	283,373	25,631,080
SL Green Realty Corp.	151,475	9,130,913
Strategic Hotels & Resorts, Inc. (I)	414,500	1,479,765
Sun Healthcare Group, Inc. (I)	121,650	985,365
Washington Real Estate Investment Trust	168,775	5,171,266

		187,971,897

TOTAL COMMON STOCKS (Cost $378,943,968)		$445,094,717

The accompanying notes are an integral part of the financial statements.	133

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 7.52%
Repurchase Agreement - 0.99%
Repurchase Agreement with State Street Corp.
dated 08/31/2010 at 0.010% to be
repurchased at $4,478,001 on 09/01/2010,
collateralized by $4,435,000 Federal National
Mortgage Association, 6.250% due
02/01/2011 (valued at $4,568,050,
including interest)	4,478,000	$4,478,000
Securities Lending Collateral - 6.53%
John Hancock Collateral Investment
Trust, 0.3330% (W)(Y)	2,931,732	29,346,931

TOTAL SHORT-TERM INVESTMENTS (Cost $33,813,195)		$33,824,931

Total Investments (Global Real Estate Fund)
(Cost $412,757,163) - 106.51%		$478,919,648
Other assets and liabilities, net - (6.51%)		(29,259,889)

TOTAL NET ASSETS - 100.00%		$449,659,759

Global Timber Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 89.62%
Australia - 0.99%
Gunns, Ltd. (I)	43,489	$24,500
Brazil - 7.72%
Duratex SA	13,305	134,849
Fibria Celulose SA, SADR (I)	3,727	56,874

		191,723
Canada - 10.91%
Canfor Corp. (I)	9,031	68,938
Domtar Corp.	949	56,959
Fortress Paper, Ltd. (I)	2,301	64,735
West Fraser Timber Company, Ltd.	2,317	80,417

		271,049
Finland - 10.01%
M-real OYJ (I)	10,156	35,770
Stora Enso OYJ, Series R	6,376	49,089
UPM-Kymmene OYJ	11,977	163,756

		248,615
Hong Kong - 9.00%
Lee & Man Paper Manufacturing, Ltd.	65,588	45,785
Sino-Forest Corp. (I)(S)	10,310	177,610

		223,395
Japan - 7.02%
Nippon Paper Group, Inc.	4,269	110,735
Oji Paper Company, Ltd.	13,452	63,637

		174,372
Portugal - 3.94%
Portucel - Empresa Produtora de Pasta e
Papel SA	35,472	97,743
South Korea - 2.95%
Hansol Paper Company, Inc.	6,500	73,359
Sweden - 2.65%
Svenska Cellulosa AB	4,954	65,687
United States - 34.43%
Boise, Inc. (I)	10,069	69,275

Global Timber Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Clearwater Paper Corp. (I)	538	$36,562
KapStone Paper and Packaging Corp. (I)	4,599	52,383
Kimberly-Clark Corp.	760	48,944
MeadWestvaco Corp.	2,640	57,446
Packaging Corp. of America	2,191	48,837
Plum Creek Timber Company, Inc.	3,250	112,028
Potlatch Corp.	2,479	83,047
Rayonier, Inc.	3,422	161,861
Schweitzer-Mauduit International, Inc.	876	47,164
Sonoco Products Company	3,103	97,589
Weyerhaeuser Company	2,551	40,051

		855,187

TOTAL COMMON STOCKS (Cost $1,999,647)		$2,225,630

PREFERRED STOCKS - 8.29%
Brazil - 8.29%
Klabin SA (N)	32,080	89,504
Suzano Papel e Celulose SA (N)	12,815	116,457

		205,961

TOTAL PREFERRED STOCKS (Cost $188,135)		$205,961

Total Investments (Global Timber Fund)
(Cost $2,187,782) - 97.91%		$2,431,591
Other assets and liabilities, net - 2.09%		51,985

TOTAL NET ASSETS - 100.00%		$2,483,576

Heritage Fund (formerly, Vista Fund)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.07%
Consumer Discretionary - 18.69%
Automobiles - 0.50%
Bayerische Motoren Werke (BMW) AG	20,400	$1,069,094
Hotels, Restaurants & Leisure - 5.71%
Starwood Hotels & Resorts
Worldwide, Inc. (L)	41,300	1,929,949
Chipotle Mexican Grill, Inc. (I)	9,600	1,447,968
Home Inns & Hotels Management,
Inc., ADR (I)	38,300	1,607,068
Ctrip.com International, Ltd., ADR (I)	64,000	2,591,360
Las Vegas Sands Corp. (I)(L)	82,600	2,340,058
Royal Caribbean Cruises, Ltd. (I)(L)	97,600	2,397,056

		12,313,459
Household Durables - 0.64%
Whirlpool Corp. (L)	18,700	1,386,792
Internet & Catalog Retail - 3.22%
NetFlix, Inc. (I)(L)	14,000	1,757,280
priceline.com, Inc. (I)(L)	17,800	5,188,344

		6,945,624
Leisure Equipment & Products - 0.48%
Polaris Industries, Inc. (L)	19,400	1,034,602
Media - 0.74%
Imax Corp. (I)(L)	113,400	1,602,342
Multiline Retail - 1.25%
Dollar Tree, Inc. (I)	59,200	2,683,536

The accompanying notes are an integral part of the financial statements.	134

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Heritage Fund (formerly, Vista Fund) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail - 5.07%
Williams-Sonoma, Inc. (L)	109,000	$2,829,640
PetSmart, Inc.	71,800	2,289,702
AutoZone, Inc. (I)	5,000	1,048,900
O’Reilly Automotive, Inc. (I)(L)	100,600	4,755,362

		10,923,604
Textiles, Apparel & Luxury Goods - 1.08%
Fossil, Inc. (I)	23,900	1,135,011
Lululemon Athletica, Inc. (I)(L)	36,000	1,188,720

		2,323,731

		40,282,784
Consumer Staples - 3.24%
Food & Staples Retailing - 2.04%
Costco Wholesale Corp.	18,700	1,057,485
Whole Foods Market, Inc. (I)(L)	96,200	3,346,798

		4,404,283
Food Products - 1.20%
Mead Johnson Nutrition Company	49,400	2,578,186

		6,982,469
Energy - 5.11%
Energy Equipment & Services - 2.85%
Dril-Quip, Inc. (I)	20,700	1,094,409
FMC Technologies, Inc. (I)(L)	36,400	2,251,340
Core Laboratories NV (L)	35,400	2,794,122

		6,139,871
Oil, Gas & Consumable Fuels - 2.26%
Concho Resources, Inc. (I)	46,800	2,734,056
Pioneer Natural Resources Company	36,800	2,127,776

		4,861,832

		11,001,703
Financials - 6.26%
Commercial Banks - 0.97%
Comerica, Inc.	60,900	2,095,569
Consumer Finance - 1.60%
Discover Financial Services	162,700	2,360,777
AmeriCredit Corp. (I)(L)	44,300	1,072,060

		3,432,837
Insurance - 0.55%
Genworth Financial, Inc., Class A (I)	109,900	1,190,217
Real Estate Investment Trusts - 1.72%
Digital Realty Trust, Inc. (L)	29,900	1,772,173
AvalonBay Communities, Inc.	18,300	1,925,526

		3,697,699
Real Estate Management & Development - 1.42%
CB Richard Ellis Group, Inc., Class A (I)	186,500	3,062,330

		13,478,652
Health Care - 12.58%
Biotechnology - 2.45%
Celgene Corp. (I)	20,900	1,076,768
Alexion Pharmaceuticals, Inc. (I)	47,700	2,693,619
United Therapeutics Corp. (I)(L)	32,500	1,502,150

		5,272,537
Health Care Equipment & Supplies - 3.47%
Masimo Corp. (L)	47,500	1,081,100
C.R. Bard, Inc.	42,500	3,265,275
Intuitive Surgical, Inc. (I)(L)	3,200	848,096

Heritage Fund (formerly, Vista Fund) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Varian Medical Systems, Inc. (I)(L)	43,000	$2,289,320

		7,483,791
Health Care Providers & Services - 1.65%
Express Scripts, Inc. (I)	83,400	3,552,840
Health Care Technology - 1.68%
SXC Health Solutions Corp. (I)	46,500	3,617,700
Life Sciences Tools & Services - 1.80%
Illumina, Inc. (I)(L)	42,600	1,827,114
Life Technologies Corp. (I)	48,200	2,061,514

		3,888,628
Pharmaceuticals - 1.53%
Salix Pharmaceuticals, Ltd. (I)	25,200	954,072
Shire PLC, ADR	36,200	2,342,140

		3,296,212

		27,111,708
Industrials - 16.84%
Aerospace & Defense - 3.15%
Precision Castparts Corp.	16,100	1,822,198
BE Aerospace, Inc. (I)	128,500	3,463,075
TransDigm Group, Inc.	25,800	1,493,562

		6,778,835
Air Freight & Logistics - 1.44%
Atlas Air Worldwide Holdings, Inc. (I)	16,500	715,110
Expeditors International of Washington, Inc.	60,300	2,387,277

		3,102,387
Airlines - 1.27%
Delta Air Lines, Inc. (I)	118,200	1,236,372
UAL Corp. (I)(L)	70,700	1,498,133

		2,734,505
Building Products - 0.30%
Lennox International, Inc.	15,200	644,328
Commercial Services & Supplies - 0.89%
Stericycle, Inc. (I)(L)	29,200	1,912,600
Electrical Equipment - 1.97%
American Superconductor Corp. (I)(L)	39,000	1,048,710
Rockwell Automation, Inc.	21,100	1,079,054
Cooper Industries PLC	50,500	2,125,545

		4,253,309
Machinery - 3.76%
AGCO Corp. (I)	31,700	1,047,685
ArvinMeritor, Inc. (I)(L)	77,400	1,011,618
Cummins, Inc.	55,600	4,137,196
Flowserve Corp.	9,600	858,048
Bucyrus International, Inc.	18,300	1,052,067

		8,106,614
Road & Rail - 1.70%
J.B. Hunt Transport Services, Inc.	65,800	2,154,292
Kansas City Southern (I)(L)	45,000	1,510,650

		3,664,942
Trading Companies & Distributors - 2.36%
Fastenal Company (L)	80,500	3,644,235
MSC Industrial Direct Company, Inc., Class A	32,500	1,448,525

		5,092,760

		36,290,280

The accompanying notes are an integral part of the financial statements.	135

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Heritage Fund (formerly, Vista Fund) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 26.57%
Communications Equipment - 3.67%
JDS Uniphase Corp. (I)	113,800	$1,045,822
F5 Networks, Inc. (I)	78,600	6,871,998

		7,917,820
Computers & Peripherals - 5.19%
Apple, Inc. (I)	18,600	4,526,682
Lexmark International, Inc., Class A (I)(L)	119,100	4,167,309
NetApp, Inc. (I)	61,300	2,478,972

		11,172,963
Electronic Equipment, Instruments & Components - 2.65%
Amphenol Corp., Class A	32,600	1,327,472
Dolby Laboratories, Inc., Class A (I)	43,400	2,405,228
Agilent Technologies, Inc. (I)	73,100	1,971,507

		5,704,207
Internet Software & Services - 4.56%
Baidu, Inc., SADR (I)	44,600	3,497,978
Equinix, Inc. (I)(L)	24,200	2,207,282
VeriSign, Inc. (I)(L)	71,300	2,076,969
WebMD Health Corp. (I)	40,100	2,042,694

		9,824,923
IT Services - 1.49%
Cognizant Technology Solutions
Corp., Class A (I)	55,800	3,214,359
Semiconductors & Semiconductor Equipment - 3.68%
ARM Holdings PLC	223,300	1,243,658
Cavium Networks, Inc. (I)(L)	53,900	1,301,146
Cypress Semiconductor Corp. (I)(L)	176,000	1,862,960
Analog Devices, Inc.	41,000	1,143,080
Veeco Instruments, Inc. (I)(L)	71,700	2,382,591

		7,933,435
Software - 5.33%
Intuit, Inc. (I)	53,000	2,268,400
Rovi Corp. (I)(L)	41,400	1,801,314
Salesforce.com, Inc. (I)(L)	35,100	3,856,788
Citrix Systems, Inc. (I)	61,403	3,557,690

		11,484,192

		57,251,899
Materials - 3.24%
Chemicals - 1.75%
Albemarle Corp.	68,900	2,762,201
Ecolab, Inc.	21,200	1,004,880

		3,767,081
Metals & Mining - 1.49%
Titanium Metals Corp. (I)(L)	49,500	896,940
Cliffs Natural Resources, Inc.	38,000	2,325,220

		3,222,160

		6,989,241
Telecommunication Services - 3.98%
Wireless Telecommunication Services - 3.98%
NII Holdings, Inc. (I)	100,300	3,635,876
SBA Communications Corp., Class A (I)(L)	137,888	4,936,390

		8,572,266

		8,572,266

Heritage Fund (formerly, Vista Fund) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Utilities - 0.56%
Gas Utilities - 0.56%
National Fuel Gas Company	27,900	$1,199,142

TOTAL COMMON STOCKS (Cost $198,818,426)		$209,160,144

SHORT-TERM INVESTMENTS - 23.63%
Short-Term Securities* - 0.69%
State Street Institutional US Government
Money Market Fund, 0.1195% (Y)	$1,492,928	1,492,928
Securities Lending Collateral - 22.94%
John Hancock Collateral Investment
Trust, 0.3330% (W)(Y)	4,937,596	$49,425,831

TOTAL SHORT-TERM INVESTMENTS (Cost $50,897,742)		$50,918,759

Total Investments (Heritage Fund (formerly, Vista Fund))
(Cost $249,716,168) - 120.70%		$260,078,903
Other assets and liabilities, net - (20.70%)		(44,601,821)

TOTAL NET ASSETS - 100.00%		$215,477,082

High Income Fund
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 41.95%
Basic Materials - 6.29%
Abitibi-Consolidated of Canada, Inc.
6.000%, 06/20/2013 (H)	$1,620,000	$141,750
7.750%, 06/15/2011 (H)	2,051,000	179,463
8.375%, 04/01/2015 (H)	2,850,000	249,375
15.500%, 12/31/2049 (H)(S)	360,000	224,100
Abitibi-Consolidated, Inc.
7.400%, 04/01/2018 (H)	500,000	44,375
7.500%, 04/01/2028 (H)	347,000	30,796
American Pacific Corp.
9.000%, 02/01/2015	7,485,000	7,400,794
CII Carbon LLC
11.125%, 11/15/2015 (S)	15,290,000	15,634,025
NewPage Corp.
10.000%, 05/01/2012	7,010,000	2,330,825
11.375%, 12/31/2014	2,105,000	1,710,313
PE Paper Escrow GmbH
12.000%, 08/01/2014 (S)	755,000	852,206
Pope & Talbot, Inc.
8.375%, 06/01/2013 (H)	2,200,000	220
Sappi Papier Holding AG
7.500%, 06/15/2032 (S)	3,435,000	2,825,288
Verso Paper Holdings LLC
11.500%, 07/01/2014	385,000	406,175

		32,029,705
Communications - 12.07%
Canadian Satellite Radio Holdings, Inc.
1.500%, 02/14/2016	534,184	364,676
8.000%, 09/10/2014	1,700,000	1,117,061
12.750%, 02/15/2014	4,980,000	4,506,900
18.000%, 09/14/2014	535,800	521,610
CCH II LLC / CCH II Capital Corp.
13.500%, 11/30/2016	6,065,082	7,187,122
Charter Communications, Inc.
10.875%, 09/15/2014 (S)	2,680,000	3,001,600

The accompanying notes are an integral part of the financial statements.	136

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
Clear Channel Communications, Inc., PIK
11.000%, 08/01/2016	$10,559,396	$7,681,961
Digicel Group, Ltd.
8.875%, 01/15/2015 (S)	695,000	700,213
Digicel, Ltd.
8.250%, 09/01/2017 (S)	580,000	602,475
Intelsat Bermuda, Ltd.
11.250%, 02/04/2017	2,470,000	2,556,450
Muzak Holdings LLC, PIK
10.000%, 01/01/2011	838,409	287,851
15.000%, 07/31/2014	1,926,178	1,483,157
Vertis, Inc., PIK
13.500%, 04/01/2014	1,029,901	393,937
Vertis, Inc., Series A, PIK
18.500%, 10/01/2012	4,885,281	4,311,260
XM Satellite Radio, Inc.
11.250%, 06/15/2013 (S)	2,000,000	2,180,000
13.000%, 08/01/2013 (S)	21,680,000	24,552,600
Young Broadcasting, Inc.
10.000%, 03/01/2011 (H)	4,745,000	47

		61,448,920
Consumer, Cyclical - 20.81%
Alaska Airlines, Inc.
7.379%, 05/23/2016	5,935,372	5,223,127
Alaska Airlines, Inc., Series D
9.500%, 04/12/2012	54,629	54,629
Allison Transmission, Inc.
11.000%, 11/01/2015 (S)	4,840,000	5,203,000
Allison Transmission, Inc., PIK
11.250%, 11/01/2015 (S)	13,025,500	14,067,540
American Airlines, Inc.
10.320%, 07/30/2014 (S)	747,692	675,540
Exide Technologies, Series B
10.500%, 03/15/2013	9,000,000	9,168,750
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)	20,530,000	53,378
Fontainebleau Las Vegas Holdings LLC, PIK
12.500%, 06/01/2022 (H)	3,813,380	0
GOL Finance
8.750%, (Q)(S)	3,470,000	3,326,863
Greektown Superholdings, Inc.
13.000%, 07/01/2015 (S)	14,804,000	15,840,275
Lear Corp.
8.125%, 03/15/2020	940,000	975,250
Little Traverse Bay Bands of Odawa Indians
10.250%, 02/15/2014 (H)(S)	7,335,000	2,475,563
Majestic Star Casino LLC
9.500%, 10/15/2010 (H)	25,769,000	14,817,175
9.750%, 01/15/2011 (H)	4,515,000	457,144
Marquee Holdings, Inc.
12.000%, 08/15/2014	820,000	672,400
Mashantucket Western Pequot Tribe, Series A
8.500%, 11/15/2015 (H)(S)	20,952,000	3,352,320
MGM Resorts International
11.125%, 11/15/2017	1,035,000	1,156,613
Mohegan Tribal Gaming Authority
6.125%, 02/15/2013	780,000	608,400
6.875%, 02/15/2015	1,075,000	607,375
7.125%, 08/15/2014	3,960,000	2,277,000
MTR Gaming Group, Inc.
12.625%, 07/15/2014	4,810,000	5,050,500
MTR Gaming Group, Inc., Series B
9.000%, 06/01/2012	17,664,000	15,544,320
Northwest Airlines, Inc., Escrow Certificates

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
zero coupon 01/16/2017 (I)	$4,470,000	$0
6.625%, 02/15/2023 (I)	15,690,000	31,380
7.625%, 11/15/2023 (I)	8,745,000	17,490
8.700%, 03/15/2049 (I)	2,055,000	4,110
8.875%, 06/01/2049 (I)	6,360,000	12,720
9.875%, 03/15/2037 (I)	7,045,000	14,090
10.000%, 02/01/2049 (I)	3,115,000	6,230
SuperMedia, Inc.
8.000%, 11/15/2016 (I)	18,405,000	0
Travelport LLC
9.000%, 03/01/2016 (S)	1,140,000	1,128,600
9.875%, 09/01/2014	1,450,000	1,482,625
United Air Lines, Inc.
12.750%, 07/15/2012	1,486,800	1,657,782

		105,962,189
Consumer, Non-cyclical - 0.80%
Great Atlantic & Pacific Tea Company
11.375%, 08/01/2015 (S)	1,975,000	1,426,938
MSX International, Inc.
12.500%, 04/01/2012 (S)	1,185,000	983,550
North Atlantic Trading Company
10.000%, 03/01/2012 (S)	1,376,750	1,227,028
Quebecor World, Inc., Escrow Certificates
4.875%, 11/15/2049 (I)(S)	365,000	21,900
6.125%, 11/15/2013 (I)	3,255,000	195,300
6.500%, 08/01/2049 (I)	560,000	33,600
9.750%, 01/15/2049 (I)(S)	3,155,000	189,300

		4,077,616
Energy - 0.17%
Dominion Petroleum Acquisitions
8.500%, 10/01/2011 (R)	948,612	887,962
Financial - 1.46%
MBIA Insurance Corp. (14.00% to 01/15/2013,
then 3 month LIBOR + 11.26%)
01/15/2033 (S)	3,190,000	1,435,500
Nationstar Mortgage/Nationstar Capital Corp.
10.875%, 04/01/2015 (S)	1,570,000	1,295,250
Realogy Corp.
10.500%, 04/15/2014	1,200,000	978,000
Realogy Corp., PIK
11.000%, 04/15/2014	4,584,281	3,701,807

		7,410,557
Industrial - 0.04%
USG Corp.
9.750%, 08/01/2014 (S)	195,000	202,069
Utilities - 0.31%
Energy Future Holdings Corp.
10.875%, 11/01/2017	197,000	117,215
Energy Future Intermediate Holding
Company LLC
10.000%, 12/01/2020	512,000	492,176
Texas Competitive Electric Holdings Company
LLC, PIK
10.500%, 11/01/2016	1,715,250	994,845

		1,604,236

TOTAL CORPORATE BONDS (Cost $246,959,787)		$213,623,254

CONVERTIBLE BONDS - 17.19%
Communications - 3.30%
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)	17,265,000	16,832,805

The accompanying notes are an integral part of the financial statements.	137

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS (continued)
Consumer, Cyclical - 13.12%
AMR Corp.
6.250%, 10/15/2014	$5,000,000	$4,687,500
Continental Airlines, Inc.
5.000%, 06/15/2023	2,190,000	2,548,613
Ford Motor Company
4.250%, 11/15/2016	7,335,000	10,177,313
Saks, Inc.
2.000%, 03/15/2024	2,795,000	2,543,450
UAL Corp.
4.500%, 06/30/2021	20,301,000	20,453,258
6.000%, 10/15/2029	6,125,000	15,764,219
US Airways Group, Inc.
7.000%, 09/30/2020	3,420,000	3,424,275
7.250%, 05/15/2014	3,350,000	7,202,500

		66,801,128
Financial - 0.77%
Janus Capital Group, Inc.
3.250%, 07/15/2014	3,260,000	3,402,625
The PMI Group, Inc.
4.500%, 04/15/2020	625,000	499,219

		3,901,844

TOTAL CONVERTIBLE BONDS (Cost $64,132,628)		$87,535,777

TERM LOANS (M) - 10.23%
Basic Materials - 0.06%
AbitibiBowater, Inc.
11.000%, 03/30/2011	338,226	330,898
Communications - 3.13%
Citadel Broadcasting Corp.
11.000%, 06/03/2015	1,875,682	1,970,169
Clear Channel Communications, Inc.
3.910%, 01/28/2016	3,036,164	2,415,016
Muzak Holdings LLC
12.750%, 02/01/2014	3,368,490	3,435,859
RH Donnelley, Inc.
9.000%, 10/24/2014	3,398,951	2,912,901
SuperMedia, Inc.
11.000%, 12/31/2015	5,700,194	4,534,031
The Star Tribune Company
8.000%, 09/28/2014	436,456	392,811
8.000%, 09/29/2014	290,971	261,874

		15,922,661
Consumer, Cyclical - 6.90%
East Valley Tourist Development Authority
12.000%, 08/06/2012	793,997	686,807
Fontainebleau Las Vegas Resorts LLC
- 06/06/2014 (H)	1,618,638	331,484
Fontainebleau Las Vegas Resorts LLC
- 06/06/2014 (H)	757,938	155,220
Harrah’s Operating Company, Inc.
3.500%, 01/28/2015	26,190,000	22,446,009
US Airways Group, Inc.
2.760%, 03/21/2014	13,819,636	11,524,596

		35,144,116
Financial - 0.14%
Realogy Corp.
13.500%, 10/15/2017	675,000	712,125

TOTAL TERM LOANS (Cost $52,257,161)		$52,109,800

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.16%
Commercial & Residential - 0.16%
GS Mortgage Securities Corp., Net Interest
Margin Notes, Series 2006-3, Class OS
- 10/26/2037 (I)	$5,000	$0
Harborview Mortgage Loan Trust,
Series 2006-BU1, Class R, Net Interest
Margin Notes
- 02/19/2046 (I)	161,449,387	2
Harborview Mortgage Loan Trust
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	36,742,411	237,356
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	53,181,850	298,882
Series 2007-3, Class ES IO,
0.350%, 05/19/2047	46,720,882	306,022
Lehman XS, Net Interest Margin Notes
Series 2007-GPM8, Class A3,
9.000%, 01/28/2047 (I)(S)	317,665	0
Series 2007-GPM8, Class A4,
9.000%, 01/28/2047 (I)(S)	470,000	0
RALI Asset Holdings Corp., Net Interest
Margin Notes, Series 2006, Class Q04
- 11/21/2037 (I)	170	0

		842,262

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $8,371,637)		$842,262

ASSET BACKED SECURITIES - 1.31%
DB Master Finance LLC, Series 2006-1,
Class -M1
8.285%, 06/20/2031 (S)	2,370,000	2,206,683
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class M1
7.629%, 04/25/2037 (S)	4,990,000	4,454,355

TOTAL ASSET BACKED SECURITIES (Cost $6,792,576)		$6,661,038

COMMON STOCKS - 14.96%
Consumer Discretionary - 8.14%
Auto Components - 1.36%
Federal Mogul Corp. (I)	31,002	474,176
Lear Corp. (I)	87,301	6,430,592

		6,904,768
Hotels, Restaurants & Leisure - 1.01%
Trump Entertainment Resorts, Inc. (I)	175,055	4,259,088
Greektown Superholdings, Inc. (I)(S)	7,894	872,908
Fontainebleau Resorts LLC, Class A (I)	65,203	0

		5,131,996
Media - 5.77%
Citadel Broadcasting Corp. (I)	76,719	1,764,534
Charter Communications, Inc., Class A (I)	368,879	12,541,886
Dex One Corp. (I)	63,334	539,606
Comcast Corp., Special Class A	172,469	2,771,577
Citadel Broadcasting Corp., Class B	32,657	751,119
Sirius XM Radio, Inc. (I)	6,726,931	6,431,619
Time Warner Cable, Inc.	29,999	1,548,248
Vertis Holdings, Inc. (I)	48,700	0
Canadian Satellite Radio Holdings,
Inc., Class A (I)	577,161	1,547,972
Canadian Satellite Radio Holdings, Inc. (I)	338,511	907,902
SuperMedia, Inc., Escrow Certificates (I)	42,791	386,831

The accompanying notes are an integral part of the financial statements.	138

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
The Star Tribune Company (I)	11,462	$194,854

		29,386,148

		41,422,912
Energy - 0.14%
Oil, Gas & Consumable Fuels - 0.14%
Dominion Petroleum, Ltd., GDR (I)	15,339,792	705,776
Financials - 0.27%
Commercial Banks - 0.27%
First Michigan Bank (I)(R)	279,167	1,374,827
Industrials - 5.40%
Airlines - 5.31%
US Airways Group, Inc. (I)	234,532	2,120,169
Delta Air Lines, Inc. (I)	2,288,221	23,934,792
UAL Corp. (I)	47,000	995,930

		27,050,891
Commercial Services & Supplies - 0.09%
Quad/Graphics, Inc. (I)	11,119	469,111

		27,520,002
Materials - 1.01%
Chemicals - 0.06%
American Pacific Corp. (I)	70,200	328,536
Paper & Forest Products - 0.95%
Smurfit-Stone Container Corp. (I)	277,811	4,770,015
Tembec, Inc. (I)	25,800	40,889

		4,810,904

		5,139,440
Telecommunication Services - 0.00%
Diversified Telecommunication Services - 0.00%
Muzak Holdings LLC (I)	28,560	0

TOTAL COMMON STOCKS (Cost $114,042,851)		$76,162,957

PREFERRED STOCKS - 10.78%
Consumer Discretionary - 3.97%
Auto Components - 0.62%
Lear Corp. Series A (N)	42,986	3,166,349
Hotels, Restaurants & Leisure - 3.35%
Greektown Superholdings,
Inc., Series A (I)(N)(S)	154,240	17,055,662

		20,222,011
Financials - 3.54%
Commercial Banks - 0.81%
Zions Bancorporation, Series E (N)	35,050	942,144
Wells Fargo & Company, Series L 7.500%	3,247	3,204,789

		4,146,933
Diversified Financial Services - 0.36%
Bank of America Corp., Series L 7.250%	1,906	1,810,700
Pliant Corp., PIK, 13.000% (I)	685	103

		1,810,803
Insurance - 0.24%
Hartford Financial Services Group,
Inc. 7.250%	54,785	1,227,184
Real Estate Investment Trusts - 2.13%
iStar Financial, Inc., Series E 7.875%	310,545	4,204,779
iStar Financial, Inc., Series F 7.800%	198,032	2,637,786
iStar Financial, Inc., Series G 7.650%	79,317	1,031,914

High Income Fund (continued)
		Shares or
		Principal
		Amount	Value

PREFERRED STOCKS (continued)
Real Estate Investment Trusts (continued)
iStar Financial, Inc., Series I 7.500%		232,232	$2,967,925

			10,842,404

			18,027,324
Industrials - 3.27%
Airlines - 3.27%
Continental Airlines Finance Trust II 6.000%		515,074	16,643,329

TOTAL PREFERRED STOCKS (Cost $42,511,351)			$54,892,664

WARRANTS - 0.07%
Charter Communications, Inc., Class A
(Expiration Date: 11-30-14, Strike
Price: $46.86) (I)		43,795	306,565
New Gold, Inc. (Expiration Date: 06/28/2017;
Strike Price: CAD 15.00) (I)		44,388	62,439
The Star Tribune Company (Expiration Date:
09/28/2013; Strike Price $151.23) (I)		4,835	0

TOTAL WARRANTS (Cost $175,185)			$369,004

RIGHTS - 0.00%
Abitibi-Consolidated of Canada (Expiration
Date: 09/10/2010, Strike Price: $ 1.00) (I)		412,071	0

TOTAL RIGHTS (Cost $-)			$0

SHORT-TERM INVESTMENTS - 4.22%
Repurchase Agreement - 0.02%
Repurchase Agreement with State Street Corp.
dated 08/31/2010 at 0.010% to be
repurchased at $72,077 on 09/01/2010,
collateralized by $70,000 U.S. Treasury
Notes, 3.125% due 04/30/2017 (valued at
$76,388, including interest).		$72,077	72,077
Short-Term Securities* - 4.20%
Federal Home Loan Bank Discount Notes,
0.100%, 09/01/2010		21,400,000	21,400,000

TOTAL SHORT-TERM INVESTMENTS (Cost $21,472,077)			$21,472,077

Total Investments (High Income Fund)
(Cost $556,715,253) - 100.87%			$513,668,833
Other assets and liabilities, net - (0.87%)			(4,407,404)

TOTAL NET ASSETS - 100.00%			$509,261,429

High Yield Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 3.85%
Argentina - 0.76%
Republic of Argentina
zero coupon 12/15/2035	ARS	13,923,990	$1,312,249
7.000%, 03/18/2004 to 10/03/2015 (H)		$75,500,000	441,533
7.625%, 08/11/2007 (H)	ARS	75,000,000	19,205
7.820%, 12/31/2033	EUR	4,847,163	4,100,165
8.000%, 02/26/2008 to 10/30/2009 (H)	ARS	75,040,137	34,158
8.125%, 10/04/2004 to 04/21/2008 (H)	EUR	80,000	30,632
8.500%, 02/23/2005 (H)		78,000	15,268
8.750%, 06/02/2017		$1,578,592	1,424,679
9.000%, 06/20/2003 to 05/26/2009 (H)	EUR	80,000	34,469

The accompanying notes are an integral part of the financial statements.	139

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Argentina (continued)
Republic of Argentina (continued)
9.250%, 10/21/2002 (H)		$40,000	$17,417
9.500%, 03/04/2004 (H)		40,000	21,290
9.750%, 11/26/2003 (H)		40,000	14,041
10.000%, 02/22/2007 (H)		40,000	15,207
11.750%, 05/20/2011 to 11/13/2026 (H) DEM		156,000	30,525

			7,510,838
Brazil - 1.03%
Federative Republic of Brazil
10.000%, 01/01/2012 to 01/01/2017	BRL	18,070,000	10,210,279

			10,210,279
Indonesia - 0.57%
Republic of Indonesia
9.750%, 05/15/2037	IDR	11,122,000,000	1,262,585
10.250%, 07/15/2022 to 07/15/2027		24,033,000,000	2,968,582
11.000%, 09/15/2025		11,174,000,000	1,470,304

			5,701,471
Russia - 0.02%
Government of Russia
7.500%, 03/31/2030		$174,800	207,592
Turkey - 0.96%
Republic of Turkey
6.750%, 05/30/2040		2,160,000	2,370,600
6.875%, 03/17/2036		5,696,000	6,322,560
7.000%, 09/26/2016 to 06/05/2020		681,000	785,036

			9,478,196
Venezuela - 0.51%
Republic of Venezuela
zero coupon 04/15/2020		305,000	80,825
5.750%, 02/26/2016		4,667,000	3,126,890
7.650%, 04/21/2025		949,000	548,048
8.500%, 10/08/2014		339,000	279,675
9.375%, 01/13/2034		1,588,000	1,022,672

			5,058,110

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $37,700,311)			$38,166,486

CORPORATE BONDS - 81.79%
Basic Materials - 5.89%
Appleton Papers, Inc.
11.250%, 12/15/2015 (S)		7,603,000	5,664,235
Ashland, Inc.
9.125%, 06/01/2017		4,730,000	5,404,025
CF Industries, Inc.
6.875%, 05/01/2018		420,000	442,050
7.125%, 05/01/2020		1,800,000	1,930,500
Evraz Group SA
8.875%, 04/24/2013		3,770,000	3,937,688
9.500%, 04/24/2018 (S)		710,000	790,763
Georgia Gulf Corp.
9.000%, 01/15/2017 (S)		2,535,000	2,626,894
Georgia-Pacific LLC
8.250%, 05/01/2016 (S)		2,055,000	2,250,225
GTL Trade Finance, Inc.
7.250%, 10/20/2017		3,379,000	3,716,900
Ineos Finance PLC
9.000%, 05/15/2015 (S)		2,480,000	2,507,900
Kerling PLC
10.625%, 01/28/2017 (S)		2,021,000	2,605,958

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Basic Materials (continued)
Lyondell Chemical Company
11.000%, 05/01/2018	$914,433	$993,303
NewPage Corp.
11.375%, 12/31/2014	5,755,000	4,675,938
Rio Tinto Finance USA, Ltd.
9.000%, 05/01/2019	1,005,000	1,373,770
Ryerson Holding Corp.
Zero Coupon 02/01/2015 (S)	6,000,000	2,685,000
Solutia, Inc.
7.875%, 03/15/2020	2,420,000	2,528,900
8.750%, 11/01/2017	2,120,000	2,268,400
Vale Overseas, Ltd.
6.875%, 11/21/2036	547,000	623,650
8.250%, 01/17/2034	1,442,000	1,869,735
Vedanta Resources PLC
8.750%, 01/15/2014 (S)	2,870,000	2,991,975
Verso Paper Holdings LLC
11.500%, 07/01/2014	4,835,000	5,100,925
Verso Paper Holdings LLC, Series B
9.125%, 08/01/2014	310,000	298,375
11.375%, 08/01/2016	1,370,000	1,096,000

		58,383,109
Communications - 11.35%
Axtel SAB de CV
7.625%, 02/01/2017 (S)	4,930,000	4,444,004
9.000%, 09/22/2019	98,000	88,690
Cablevision Systems Corp.
7.750%, 04/15/2018	1,680,000	1,768,200
8.000%, 04/15/2020	420,000	448,350
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)	100,000	109,000
CCO Holdings LLC/CCO Holdings
Capital Corp.
7.875%, 04/30/2018 (S)	400,000	414,000
8.125%, 04/30/2020 (S)	4,050,000	4,262,625
Cengage Learning Acquisitions, Inc.
13.250%, 07/15/2015 (S)(P)	4,150,000	3,984,000
Cincinnati Bell Telephone Company LLC
6.300%, 12/01/2028	2,115,000	1,565,100
CMP Susquehanna Corp.
3.654%, 05/15/2014	192,000	72,000
Cricket Communications, Inc.
7.750%, 05/15/2016	2,140,000	2,209,550
DISH DBS Corp.
7.750%, 05/31/2015	70,000	73,150
7.875%, 09/01/2019	4,415,000	4,602,638
Globo Comunicacoes e Participacoes SA
7.250%, 04/26/2022 (S)	1,838,000	1,948,280
GXS Worldwide, Inc.
9.750%, 06/15/2015 (S)	1,600,000	1,536,000
Hawaiian Telcom Communications, Inc.
12.500%, 05/01/2015 (H)	3,360,000	336
Inmarsat Finance PLC
7.375%, 12/01/2017 (S)	4,870,000	4,991,750
Intelsat Intermediate Holding
Company, Ltd. (Zero Coupon Steps up
to 9.500% on 08/02/2010)
02/01/2015	515,000	534,313
Intelsat Jackson Holdings SA
11.500%, 06/15/2016	15,215,000	16,394,136
Intelsat Jackson Holdings, Ltd.
8.500%, 11/01/2019 (S)	2,625,000	2,775,938
Inventiv Health, Inc.
10.000%, 08/15/2018 (S)	1,040,000	1,016,600

The accompanying notes are an integral part of the financial statements.	140

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
Level 3 Financing, Inc.
9.250%, 11/01/2014	$1,934,000	$1,704,338
10.000%, 02/01/2018	2,000,000	1,725,000
Net Servicos de Comunicacao SA
7.500%, 01/27/2020	1,380,000	1,561,125
NetFlix, Inc.
8.500%, 11/15/2017	2,855,000	3,111,950
Nielsen Finance LLC (Zero Coupon Steps
up to 12.500% on 08/01/2011)
08/01/2016	5,760,000	5,709,600
Qwest Communications International, Inc.
8.000%, 10/01/2015 (S)	425,000	456,875
Sprint Capital Corp.
6.875%, 11/15/2028	1,000,000	835,000
8.375%, 03/15/2012	2,000,000	2,115,000
8.750%, 03/15/2032	14,650,000	14,118,937
Sun Media Corp.
7.625%, 02/15/2013	1,370,000	1,370,000
True Move Company, Ltd.
10.375%, 08/01/2014 (S)	1,580,000	1,647,150
10.750%, 12/16/2013	7,300,000	7,709,438
TW Telecom Holdings, Inc.
8.000%, 03/01/2018	3,670,000	3,816,800
UBS Luxembourg SA for OJSC
Vimpel Communications
8.250%, 05/23/2016	3,600,000	3,852,000
Univision Communications, Inc.
12.000%, 07/01/2014 (S)	1,320,000	1,430,550
UPC Holding BV
9.875%, 04/15/2018 (S)	1,455,000	1,515,019
Valor Telecommunications Enterprise
Company LLC
7.750%, 02/15/2015	2,930,000	3,017,900
VIP Finance Ireland, Ltd. for OJSC
Vimpel Communications
8.375%, 04/30/2013 (S)	580,000	614,800
Virgin Media Finance PLC
9.125%, 08/15/2016	1,225,000	1,309,219
Windstream Corp.
8.625%, 08/01/2016	1,625,000	1,677,813
World Access, Inc.
13.250%, 01/15/2008 (J)	1,445,473	0

		112,537,174
Consumer, Cyclical - 12.18%
Air Canada
9.250%, 08/01/2015 (S)	1,250,000	1,225,000
Boyd Gaming Corp.
7.125%, 02/01/2016	1,470,000	1,234,800
CCM Merger, Inc.
8.000%, 08/01/2013 (S)	4,315,000	3,926,650
Choctaw Resort Development Enterprise
7.250%, 11/15/2019 (S)	837,000	577,530
CKE Restaurants, Inc.
11.375%, 07/15/2018 (S)	1,550,000	1,511,250
Continental Airlines, Inc.
6.750%, 09/15/2015 (S)	1,790,000	1,772,100
7.339%, 04/19/2014	5,009,513	4,959,418
Cooper-Standard Automotive, Inc.
8.500%, 05/01/2018 (S)	2,070,000	2,116,575
Delta Air Lines, Inc.
8.021%, 08/10/2022	472,245	462,328
9.500%, 09/15/2014 (S)	1,435,000	1,539,038
9.750%, 12/17/2016	1,273,320	1,336,986

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
12.000%, 10/15/2015 (S)	$3,705,000	$3,538,275
El Pollo Loco, Inc.
11.750%, 12/01/2012 to 11/15/2013	7,870,000	6,106,038
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)	3,000,000	7,800
Harrah’s Operating Company, Inc.
5.625%, 06/01/2015	6,688,000	4,330,480
10.750%, 02/01/2016	6,574,000	5,111,285
11.250%, 06/01/2017	4,200,000	4,494,000
Inn of the Mountain Gods
Resort & Casino
12.000%, 11/15/2010 (H)	8,366,000	3,660,125
Landry’s Restaurants, Inc.
11.625%, 12/01/2015	2,040,000	2,116,500
MGM Resorts International
6.625%, 07/15/2015	260,000	205,725
6.750%, 09/01/2012 to 04/01/2013	9,580,000	8,670,850
8.500%, 09/15/2010	230,000	230,000
10.375%, 05/15/2014	460,000	501,400
Michaels Stores, Inc.
11.375%, 11/01/2016	1,800,000	1,930,500
Michaels Stores, Inc. (Zero Coupon Steps
up to 13.00% on 11/01/2011)
11/01/2016	7,680,000	7,219,200
Mohegan Tribal Gaming Authority
6.125%, 02/15/2013	920,000	717,600
7.125%, 08/15/2014	2,900,000	1,667,500
8.000%, 04/01/2012	2,903,000	2,235,310
11.500%, 11/01/2017 (S)	1,155,000	1,068,375
Motors Liquidation Company
7.200%, 01/15/2011 (H)	9,575,000	2,968,250
8.375%, 07/15/2033 (H)	10,025,000	3,208,000
NCL Corp, Ltd.
11.750%, 11/15/2016	4,770,000	5,270,850
Oxford Industries, Inc.
11.375%, 07/15/2015	5,525,000	6,160,375
Phillips-Van Heusen Corp.
7.375%, 05/15/2020	2,370,000	2,441,100
Pinnacle Entertainment, Inc.
7.500%, 06/15/2015	140,000	135,450
8.625%, 08/01/2017	2,825,000	2,959,188
8.750%, 05/15/2020	500,000	482,500
QVC, Inc.
7.375%, 10/15/2020 (S)	3,445,000	3,496,675
Regal Entertainment Group
9.125%, 08/15/2018	910,000	932,750
Sbarro, Inc.
10.375%, 02/01/2015	3,120,000	2,028,000
Snoqualmie Entertainment Authority
4.428%, 02/01/2014 (S)(P)	2,315,000	1,909,875
9.125%, 02/01/2015 (S)	570,000	501,600
Station Casinos, Inc.
6.000%, 04/01/2012 (H)	5,610,000	14,586
6.500%, 02/01/2014 (H)	500,000	500
6.625%, 03/15/2018 (H)	1,705,000	4,263
7.750%, 08/15/2016 (H)	6,180,000	14,832
Suburban Propane Partners LP
7.375%, 03/15/2020	2,540,000	2,647,950
SuperMedia, Inc.
8.000%, 11/15/2016 (I)	6,615,000	0
Tenneco, Inc.
7.750%, 08/15/2018 (S)	980,000	999,600

The accompanying notes are an integral part of the financial statements.	141

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
The Neiman Marcus Group, Inc.
7.125%, 06/01/2028	$3,355,000	$3,053,050
The Neiman Marcus Group, Inc., PIK
9.000%, 10/15/2015 (P)	3,029,177	3,067,042
United Air Lines, Inc.
9.875%, 08/01/2013 (S)	1,030,000	1,094,375
Wynn Las Vegas LLC / Wynn Las Vegas
Capital Corp.
7.750%, 08/15/2020 (S)	2,920,000	2,949,200

		120,812,649
Consumer, Non-cyclical - 12.23%
ACCO Brands Corp.
10.625%, 03/15/2015	3,540,000	3,894,000
Alliance One International, Inc.
10.000%, 07/15/2016	3,415,000	3,577,213
Altegrity, Inc.
11.750%, 05/01/2016 (S)	5,180,000	4,953,375
American Greetings Corp.
7.375%, 06/01/2016	6,270,000	6,340,176
American Renal Holdings
8.375%, 05/15/2018 (S)	2,410,000	2,410,000
Ashtead Capital, Inc.
9.000%, 08/15/2016 (S)	2,620,000	2,656,025
Bankrate, Inc.
11.750%, 07/15/2015 (S)	1,650,000	1,707,750
Biomet, Inc.
10.000%, 10/15/2017	1,060,000	1,150,100
11.625%, 10/15/2017	800,000	880,000
Biomet, Inc., PIK
10.375%, 10/15/2017 (P)	1,230,000	1,337,625
Bumble Bee Foods LLC
7.750%, 12/15/2015 (S)	3,670,000	3,881,025
Ceridian Corp., PIK
12.250%, 11/15/2015 (P)	2,758,350	2,510,099
Cott Beverages USA, Inc.
8.125%, 09/01/2018 (S)	1,200,000	1,234,500
CRC Health Corp.
10.750%, 02/01/2016	9,970,000	9,334,413
Del Monte Corp.
7.500%, 10/15/2019	475,000	503,500
FMC Finance III SA
6.875%, 07/15/2017	3,130,000	3,263,025
Garda World Security Corp.
9.750%, 03/15/2017 (S)	1,500,000	1,548,750
H&E Equipment Services, Inc.
8.375%, 07/15/2016	2,585,000	2,533,300
HCA, Inc.
6.300%, 10/01/2012	1,840,000	1,872,200
HCA, Inc., PIK
9.625%, 11/15/2016	7,023,000	7,540,946
Hertz Holdings Netherlands BV
8.500%, 07/31/2015 (S)	630,000	830,302
Interactive Data Corp.
10.250%, 08/01/2018 (S)	1,800,000	1,867,500
Michael Foods, Inc.
9.750%, 07/15/2018 (S)	960,000	1,008,000
Multiplan, Inc.
9.875%, 09/01/2018 (S)	2,420,000	2,429,075
NES Rentals Holdings, Inc.
12.250%, 04/15/2015 (S)	2,870,000	2,339,050
Omnicare, Inc.
7.750%, 06/01/2020	1,780,000	1,780,000
RSC Equipment Rental, Inc.
10.000%, 07/15/2017 (S)	1,805,000	1,967,450

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Service Corp. International
7.500%, 04/01/2027	$690,000	$628,763
Smithfield Foods, Inc.
10.000%, 07/15/2014 (S)	1,290,000	1,439,963
Sotheby’s
7.750%, 06/15/2015	2,110,000	2,141,650
Spectrum Brands, Inc.
9.500%, 06/15/2018 (S)	3,210,000	3,378,525
Stonemor Operating LLC
10.250%, 12/01/2017 (S)	5,680,000	5,978,200
Tenet Healthcare Corp.
10.000%, 05/01/2018	3,611,000	4,062,375
The Geo Group, Inc.
7.750%, 10/15/2017 (S)	3,355,000	3,455,650
Trico Shipping AS
13.875%, 11/01/2014 (S)	3,410,000	2,983,750
U.S. Oncology Holdings, Inc., PIK
6.643%, 03/15/2012	8,063,000	7,518,748
U.S. Oncology, Inc.
9.125%, 08/15/2017	3,290,000	3,405,150
Universal Hospital Services, Inc.
4.134%, 06/01/2015 (P)	1,580,000	1,346,950
Universal Hospital Services, Inc., PIK
8.500%, 06/01/2015	1,855,000	1,864,275
Vanguard Health Holding Company
II LLC
8.000%, 02/01/2018	3,000,000	2,943,750
Viskase Companies, Inc.
9.875%, 01/15/2018 (S)	4,760,000	4,819,500

		121,316,648
Diversified - 0.65%
Express LLC/Express Finance Corp.
8.750%, 03/01/2018 (S)	2,830,000	2,929,050
Leucadia National Corp.
8.125%, 09/15/2015	2,100,000	2,236,500
Smurfit Kappa Funding PLC
7.750%, 04/01/2015	1,275,000	1,275,000

		6,440,550
Energy - 10.25%
Adaro Indonesia PT
7.625%, 10/22/2019 (S)	920,000	982,100
Basic Energy Services, Inc.
11.625%, 08/01/2014	3,950,000	4,305,500
Belden & Blake Corp.
8.750%, 07/15/2012	8,260,000	7,970,900
Berry Petroleum Company
10.250%, 06/01/2014	1,840,000	2,028,600
Chesapeake Energy Corp.
6.625%, 08/15/2020	740,000	742,775
7.250%, 12/15/2018	2,260,000	2,361,700
Cie Generale de Geophysique-Veritas
7.500%, 05/15/2015	1,690,000	1,673,100
7.750%, 05/15/2017	530,000	526,025
9.500%, 05/15/2016	720,000	759,600
Complete Production Services, Inc.
8.000%, 12/15/2016	2,485,000	2,516,063
Consol Energy, Inc.
8.250%, 04/01/2020 (S)	2,680,000	2,844,150
Corral Petroleum Holdings AB, PIK
2.000%, 09/18/2011 (P)(S)	5,560,883	5,129,915
Crosstex Energy LP/Crosstex Energy
Finance Corp.
8.875%, 02/15/2018	1,860,000	1,920,450

The accompanying notes are an integral part of the financial statements.	142

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Denbury Resources, Inc.
8.250%, 02/15/2020	$2,690,000	$2,871,575
Dynegy-Roseton Danskammer, Series B
7.670%, 11/08/2016	3,290,000	2,993,900
El Paso Corp.
7.375%, 12/15/2012	225,000	238,711
Enterprise Products Operating LLC
(7.034% to 01/15/2018, then higher of
7.034% or 3 month LIBOR + 2.680%)
01/15/2068	3,350,000	3,245,313
Enterprise Products Operating LLC
(8.375% to 08/01/16, then 3 month
LIBOR + 3.708%)
08/01/2066	1,140,000	1,174,200
Hercules Offshore, Inc.
10.500%, 10/15/2017 (S)	1,980,000	1,801,800
International Coal Group, Inc.
9.125%, 04/01/2018	2,740,000	2,897,550
KazMunaiGaz Finance Sub BV
8.375%, 07/02/2013 (S)	2,160,000	2,354,400
Key Energy Services, Inc.
8.375%, 12/01/2014	4,157,000	4,292,103
Linn Energy LLC
8.625%, 04/15/2020 (S)	2,890,000	3,048,950
Mariner Energy, Inc.
8.000%, 05/15/2017	5,000	5,525
MarkWest Energy Partners LP, Series B
8.750%, 04/15/2018	1,640,000	1,754,800
Murray Energy Corp.
10.250%, 10/15/2015 (S)	4,390,000	4,488,775
OPTI Canada, Inc.
8.250%, 12/15/2014	3,765,000	2,936,700
9.000%, 12/15/2012 (S)	2,110,000	2,115,275
Parker Drilling Company
9.125%, 04/01/2018 (S)	3,110,000	3,110,000
Peabody Energy Corp.
7.375%, 11/01/2016	1,700,000	1,853,000
7.875%, 11/01/2026	2,610,000	2,685,038
Penn Virginia Resource Partners LP
8.250%, 04/15/2018	1,190,000	1,201,900
Petrobras International Finance Company
6.875%, 01/20/2040	1,175,000	1,298,283
Petrohawk Energy Corp.
7.875%, 06/01/2015	1,390,000	1,442,125
Plains Exploration & Production Company
8.625%, 10/15/2019	1,690,000	1,766,050
10.000%, 03/01/2016	3,675,000	4,024,125
Quicksilver Resources, Inc.
8.250%, 08/01/2015	275,000	280,500
9.125%, 08/15/2019	120,000	128,700
11.750%, 01/01/2016	3,764,000	4,328,600
Range Resources Corp.
8.000%, 05/15/2019	510,000	545,700
SandRidge Energy, Inc., PIK
8.625%, 04/01/2015 (P)	4,395,000	4,202,719
Stone Energy Corp.
6.750%, 12/15/2014	3,855,000	3,508,050
The Griffin Coal Mining
Company Pty, Ltd.
9.500%, 12/01/2016 (H)(S)	150,000	87,750
Transocean, Inc.
6.625%, 04/15/2011	1,070,000	1,070,075

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Whiting Petroleum Corp.
7.000%, 02/01/2014	$133,000	$137,655

		101,650,725
Financial - 14.62%
AAC Group Holding Corp.
10.250%, 10/01/2012 (P)(S)	240,000	235,200
Ally Financial, Inc.
zero coupon 12/01/2012 to 06/15/2015	12,080,000	8,595,600
7.500%, 09/15/2020 (S)	2,620,000	2,593,800
8.300%, 02/12/2015 (S)	820,000	852,800
American International Group, Inc.
8.250%, 08/15/2018	3,170,000	3,423,600
Ashton Woods USA LLC (Zero Coupon
steps up to 11.000% on 06/30/2012)
06/30/2015 (S)	1,638,000	872,235
Astoria Depositor Corp., Series B
8.144%, 05/01/2021 (S)	3,250,000	3,217,500
Bank of America Corp., (8.125% to
05/15/2018, then 3 month LIBOR
+ 3.640%)
(Q)	1,000,000	1,020,100
CIT Group, Inc.
7.000%, 05/01/2015 to 05/01/2017	14,547,710	13,718,015
Credit Agricole SA (8.375% to
10/13/2019, then 3 month LIBOR
+ 6.982%)
(Q)(S)	2,240,000	2,338,000
Ford Motor Credit Company LLC
12.000%, 05/15/2015	15,520,000	18,341,846
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)	5,285,000	5,919,200
GMAC International Finance BV
7.500%, 04/21/2015	1,650,000	2,059,599
Host Hotels & Resorts LP
6.375%, 03/15/2015	350,000	351,750
ICICI Bank, Ltd. (6.375% to 04/30/2017,
then 6 month LIBOR + 2.280%)
04/30/2022 (S)	964,000	955,212
ICICI Bank, Ltd. (6.375% to 04/30/2017,
then 6 month LIBOR + 2.280%)
04/30/2022	1,573,000	1,545,473
International Lease Finance Corp.
5.625%, 09/20/2013	3,720,000	3,492,150
5.875%, 05/01/2013	1,110,000	1,057,275
6.375%, 03/25/2013	5,180,000	5,005,175
8.750%, 03/15/2017 (S)	2,370,000	2,390,738
8.875%, 09/01/2017	3,610,000	3,637,075
Landry’s Holdings, Inc.
11.500%, 06/01/2014 (S)	510,000	465,375
LBI Escrow Corp.
8.000%, 11/01/2017 (S)	3,595,000	3,860,131
Lehman Brothers Holdings, Inc.
5.250%, 02/06/2012 (H)	3,125,000	656,250
Lukoil International Finance BV
6.356%, 06/07/2017	2,350,000	2,452,813
MBNA Capital A, Series A
8.278%, 12/01/2026	360,000	369,000
Midwest Gaming Borrower LLC/Midwest
Finance Corp.
11.625%, 04/15/2016 (S)	770,000	773,850
NB Capital Trust II
7.830%, 12/15/2026	2,430,000	2,436,075
Offshore Group Investments, Ltd.
11.500%, 08/01/2015 (S)	4,860,000	4,847,850

The accompanying notes are an integral part of the financial statements.	143

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Petroplus Finance, Ltd.
6.750%, 05/01/2014 (S)	$1,745,000	$1,561,775
7.000%, 05/01/2017 (S)	2,950,000	2,507,500
Realogy Corp.
10.500%, 04/15/2014	7,520,000	6,128,800
RSHB Capital SA for OJSC Russian
Agricultural Bank
6.299%, 05/15/2017	1,704,000	1,770,750
7.125%, 01/14/2014	2,790,000	2,983,288
7.175%, 05/16/2013	1,291,000	1,379,479
9.000%, 06/11/2014 (S)	1,170,000	1,330,875
Russian Agricultural Bank (HSBC
Bank PLC)
8.900%, 12/20/2010	52,153,000	1,682,822
Santander Finance Preferred SA
Unipersonal (10.500% until 09/29/2014,
then 3 month LIBOR + 7.673%)
(Q)	1,500,000	1,770,749
SLM Corp.
8.000%, 03/25/2020	8,230,000	7,201,415
SLM Corp., MTN
8.450%, 06/15/2018	3,110,000	2,853,655
Smurfit Kappa Treasury Funding, Ltd.
7.500%, 11/20/2025	2,280,000	2,083,350
TNK-BP Finance SA
6.625%, 03/20/2017	1,966,000	2,064,300
7.500%, 07/18/2016	1,575,000	1,745,238
7.875%, 03/13/2018 (S)	1,128,000	1,269,790
Wind Acquisition Holdings Finance
SA, PIK
12.250%, 07/15/2017 (S)	8,881,654	9,192,512

		145,009,985
Industrial - 8.04%
Ball Corp.
6.625%, 03/15/2018	660,000	678,150
Berry Plastics Corp.
9.500%, 05/15/2018 (P)(S)	5,000,000	4,600,000
DAE Aviation Holdings, Inc.
11.250%, 08/01/2015 (S)	10,270,000	10,347,025
Freedom Group, Inc.
10.250%, 08/01/2015 (S)	4,125,000	4,300,313
Graham Packaging Company LP
9.875%, 10/15/2014	770,000	783,475
Gulfmark Offshore, Inc.
7.750%, 07/15/2014	3,610,000	3,501,700
Kansas City Southern de Mexico SA
de CV
7.375%, 06/01/2014	1,370,000	1,407,675
8.000%, 02/01/2018 (S)	10,755,000	11,427,188
Kansas City Southern Railway
8.000%, 06/01/2015	265,000	282,888
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017	2,220,000	2,292,150
Mueller Water Products, Inc.
8.750%, 09/01/2020 (S)	1,130,000	1,138,475
NXP BV/NXP Funding LLC
9.750%, 08/01/2018 (S)	6,380,000	6,571,400
Odebrecht Finance, Ltd.
7.500%, 10/18/2017 (S)	3,240,000	3,515,400
Overseas Shipholding Group, Inc.
8.125%, 03/30/2018	3,180,000	3,251,550
Radnor Holdings, Inc.
11.000%, 03/15/2010 (H)	2,350,000	0

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrial (continued)
RailAmerica, Inc.
9.250%, 07/01/2017	$4,560,000	$4,947,600
Rearden G Holdings EINS GmbH
7.875%, 03/30/2020 (S)	600,000	630,750
Solo Cup Company
10.500%, 11/01/2013	3,310,000	3,347,238
Syncreon Global Ireland Ltd. / Syncreon
Global Finance US, Inc.
9.500%, 05/01/2018 (S)	3,500,000	3,421,250
Teekay Corp.
8.500%, 01/15/2020	4,600,000	4,910,500
Triumph Group, Inc.
8.625%, 07/15/2018 (S)	3,700,000	3,922,000
Wyle Services Corp.
10.500%, 04/01/2018 (S)	4,480,000	4,401,600

		79,678,327
Technology - 1.58%
Aspect Software, Inc.
10.625%, 05/15/2017 (S)	2,195,000	2,252,619
Fidelity National Information
Services, Inc.
7.625%, 07/15/2017 (S)	980,000	1,021,650
7.875%, 07/15/2020 (S)	1,430,000	1,501,500
First Data Corp., PIK
10.550%, 09/24/2015 (P)	8,790,575	6,614,908
Freescale Semiconductor, Inc.
9.250%, 04/15/2018 (S)	910,000	912,275
10.125%, 12/15/2016	2,602,000	2,133,640
Freescale Semiconductor, Inc., PIK
9.125%, 12/15/2014 (P)	1,282,669	1,189,676
SemGroup LP, Escrow Certificates
8.750%, 11/15/2049 (I)	10,803,000	0

		15,626,268
Utilities - 5.00%
AES Corp.
8.000%, 10/15/2017 to 06/01/2020	1,780,000	1,872,300
Calpine Corp.
7.875%, 07/31/2020 (S)	3,540,000	3,548,850
Colbun SA
6.000%, 01/21/2020 (S)	1,060,000	1,117,918
Edison Mission Energy
7.625%, 05/15/2027	5,310,000	3,358,575
7.750%, 06/15/2016	455,000	334,994
EEB International, Ltd.
8.750%, 10/31/2014 (S)	2,350,000	2,552,688
Energy Future Holdings Corp.
10.875%, 11/01/2017	586,000	348,670
Energy Future Holdings Corp., PIK
11.250%, 11/01/2017 (P)	5,539,403	2,658,913
Energy Future Intermediate Holding
Company LLC
10.000%, 12/01/2020	14,794,000	14,221,206
Foresight Energy LLC / Foresight
Energy Corp.
9.625%, 08/15/2017 (S)	5,800,000	5,756,500
Mirant Americas Generation LLC
8.500%, 10/01/2021	720,000	649,800
9.125%, 05/01/2031	4,471,000	4,007,134
Mirant Mid Atlantic LLC
10.060%, 12/30/2028	3,137,228	3,419,579
NRG Energy, Inc.
7.250%, 02/01/2014	1,745,000	1,779,900
7.375%, 01/15/2017	1,810,000	1,823,575

The accompanying notes are an integral part of the financial statements.	144

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Texas Competitive Electric Holdings
Company LLC, Series A
10.250%, 11/01/2015	$730,000	$465,375
Texas Competitive Electric Holdings
Company LLC, Series B
10.250%, 11/01/2015	2,545,000	1,622,438

		49,538,415

TOTAL CORPORATE BONDS (Cost $821,068,135)		$810,993,850

CONVERTIBLE BONDS - 0.54%
Industrial - 0.54%
Cemex SAB de CV
4.875%, 03/15/2015 (S)	215,000	193,231
Horizon Lines, Inc.
4.250%, 08/15/2012	6,165,000	5,178,600

		5,371,831

TOTAL CONVERTIBLE BONDS (Cost $5,675,689)		$5,371,831

COMMON STOCKS - 1.56%
Consumer Discretionary - 0.95%
Media - 0.95%
Charter Communications,
Inc., Class A (I)(L)	268,271	9,121,214
Dex One Corp. (I)	6,287	53,565
SuperMedia, Inc., Escrow Certificates (I)	2,555	23,097
Citadel Broadcasting Corp. Class A (I)	1,441	33,143
Citadel Broadcasting Corp., Class B (I)	8,927	205,321

		9,436,340
Energy - 0.06%
Gas Utilities - 0.06%
SemGroup LP, Class A (I)	27,952	559,040
Financials - 0.00%
Real Estate - 0.00%
Ashton Woods USA LLC, Class B (I)	1	0
Industrials - 0.04%
Building Products - 0.04%
Nortek, Inc. (I)	8,230	341,545
Materials - 0.51%
Chemicals - 0.51%
LyondellBasell Industries, Class A (I)	157,678	3,232,399
Georgia Gulf Corp. (I)	141,894	1,844,622

		5,077,021
Telecommunication Services - 0.00%
Diversified Telecommunication Services - 0.00%
XO Holdings, Inc. (I)	821	493

TOTAL COMMON STOCKS (Cost $17,229,877)		$15,414,439

PREFERRED STOCKS - 2.17%
Financials - 2.17%
Commercial Banks - 0.14%
Banesto Holdings, Ltd. 10.500% (S)	55,000	1,430,000
Consumer Finance - 0.26%
Capital One Capital V 10.250%	2,340,000	2,527,200
Diversified Financial Services - 1.77%
Citigroup Capital XII (N)	306,875	8,033,988
Bank of America Corp., Series L 7.250%	9,380	8,911,000

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)
Diversified Financial Services (continued)
Bank of America Corp. (N)	560,000	$571,256

		17,516,244

		21,473,444
Information Technology - 0.00%
Media - 0.00%
CMP Susquehanna Radio Holdings
Corp., Series A (N)(S)	44,870	16,826

TOTAL PREFERRED STOCKS (Cost $20,994,370)		$21,490,270

TERM LOANS (M) - 4.69%
Communications - 0.46%
Citadel Broadcasting Corp.
11.000%, 06/03/2015	177,790	186,746
Vodafone Group PLC
6.875%, 08/31/2015	4,320,000	4,320,000

		4,506,746
Consumer, Cyclical - 1.23%
Allison Transmission, Inc.
3.100%, 08/07/2014	5,285,147	4,800,673
Ford Motor Company
3.030%, 11/29/2013	1,373,859	1,321,568
Michaels Stores, Inc.
4.875%, 07/31/2016	811,590	783,053
Newsday LLC
10.500%, 07/15/2013	5,000,000	5,306,250
Simmons Holdco, Inc., PIK
7.390%, 02/15/2012	2,827,672	7,069

		12,218,613
Consumer, Non-cyclical - 0.86%
IASIS Healthcare LLC / IASIS
Capital Corp.
5.587%, 06/15/2014	6,343,413	6,026,243
United Air Lines, Inc.
2.313%, 01/12/2014	2,816,847	2,543,965

		8,570,208
Energy - 1.37%
Ashmore Energy International
3.273%, 03/30/2012	3,297,770	3,061,775
Energy Future Holdings Corp.
4.033%, 10/10/2014	3,790,512	2,857,098
NRG Energy, Inc.
2.283%, 02/01/2014	1,241,812	1,211,737
Turbo Beta, Ltd.
14.500%, 03/15/2018	8,092,474	6,473,979

		13,604,589
Financial - 0.43%
Realogy Corp.
13.500%, 10/15/2017	4,000,000	4,220,000
Industrial - 0.34%
Hawker Beechcraft Acquisition
Company LLC
2.347%, 03/26/2014	4,271,688	3,403,113

TOTAL TERM LOANS (Cost $48,737,833)		$46,523,269

WARRANTS - 0.02%
Buffets Restaurants Holdings, Inc.
(Expiration Date: 04/28/2014, Strike
Price: $12.00) (I)	4,996	0

The accompanying notes are an integral part of the financial statements.	145

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS (continued)
Charter Communications, Inc., Class A
(Expiration Date: 11/30/2014; Strike
Price: $51.28) (I)	$5,718	$30,020
CNB Capital Trust I (Expiration
Date: 03/23/2019) (I)	51,274	0
Nortek, Inc. (Expiration Date: 12/17/2014;
Strike Price: $52.80) (I)	12,027	108,243
SemGroup LP, Class A (Expiration Date:
11/30/2014; Strike Price $25.00) (I)	29,423	102,981
Turbo Cayman, Ltd. (I)	1	0

TOTAL WARRANTS (Cost $171,865)		$241,244

SHORT-TERM INVESTMENTS - 3.52%
Repurchase Agreement - 3.19%
Bank of America Tri-Party Repurchase
Agreement dated 08/31/2010 at 0.210%
to be repurchased at $31,600,184 on
09/01/2010, collateralized by
$27,638,000 U.S. Treasury Bonds,
4.375% due 05/15/2040 (valued at
$32,231,988, including interest).	$31,600,000	31,600,000
Short-Term Securities* - 0.01%
Federal National Mortgage Association
Discount Notes, 0.100% 05/09/2011 (F)	115,000	114,808
Securities Lending Collateral - 0.32%
John Hancock Collateral Investment
Trust, 0.3330% (W)(Y)	319,024	3,193,457

TOTAL SHORT-TERM INVESTMENTS (Cost $34,908,329)		$34,908,265

Total Investments (High Yield Fund)
(Cost $986,486,409) - 98.14%		$973,109,654
Other assets and liabilities, net - 1.86%		18,409,557

TOTAL NET ASSETS - 100.00%		$991,519,211

Index 500 Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.04%
Consumer Discretionary - 10.05%
Auto Components - 0.21%
Johnson Controls, Inc.	126,099	$3,345,406
The Goodyear Tire & Rubber Company (I)	45,535	420,743

		3,766,149
Automobiles - 0.45%
Ford Motor Company (I)(L)	638,567	7,209,421
Harley-Davidson, Inc. (L)	44,136	1,073,388

		8,282,809
Distributors - 0.07%
Genuine Parts Company	29,767	1,248,130
Diversified Consumer Services - 0.12%
Apollo Group, Inc., Class A (I)	23,586	1,001,933
DeVry, Inc.	11,618	442,762
H&R Block, Inc.	61,716	793,051

		2,237,746
Hotels, Restaurants & Leisure - 1.71%
Carnival Corp.	81,150	2,530,257
Darden Restaurants, Inc.	26,355	1,087,407

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
International Game Technology	55,879	$815,833
Marriott International, Inc., Class A	48,090	1,539,361
McDonald’s Corp.	201,659	14,733,207
Starbucks Corp.	139,671	3,211,036
Starwood Hotels & Resorts Worldwide, Inc.	35,521	1,659,896
Wyndham Worldwide Corp.	33,738	782,383
Wynn Resorts, Ltd. (L)	12,944	1,043,416
Yum! Brands, Inc.	87,622	3,653,837

		31,056,633
Household Durables - 0.39%
D.R. Horton, Inc.	51,893	532,422
Fortune Brands, Inc.	28,554	1,278,934
Harman International Industries, Inc. (I)	13,033	406,239
Leggett & Platt, Inc.	27,760	532,159
Lennar Corp., Class A	30,506	401,764
Newell Rubbermaid, Inc. (L)	52,150	783,293
Pulte Group, Inc. (I)(L)	59,512	477,881
Stanley Black & Decker, Inc.	30,067	1,612,794
Whirlpool Corp. (L)	14,080	1,044,173

		7,069,659
Internet & Catalog Retail - 0.63%
Amazon.com, Inc. (I)	64,327	8,029,939
Expedia, Inc.	38,868	888,522
priceline.com, Inc. (I)(L)	8,893	2,592,132

		11,510,593
Leisure Equipment & Products - 0.14%
Eastman Kodak Company (I)(L)	50,363	175,767
Hasbro, Inc.	24,539	990,394
Mattel, Inc.	68,372	1,435,128

		2,601,289
Media - 3.10%
CBS Corp., Class B	127,459	1,761,483
Comcast Corp., Class A	528,915	9,055,025
DIRECTV, Class A (I)	170,356	6,459,900
Discovery Communications,
Inc., Series A (I)(L)	53,294	2,011,849
Gannett Company, Inc.	44,645	539,758
Meredith Corp. (L)	6,894	201,718
News Corp., Class A	422,478	5,310,548
Omnicom Group, Inc.	57,539	2,014,440
Scripps Networks Interactive, Inc., Class A	16,829	676,189
The Interpublic Group of Companies, Inc. (I)	91,724	782,406
The McGraw-Hill Companies, Inc.	59,141	1,635,249
The New York Times Company, Class A (I)	21,834	156,768
The Walt Disney Company	367,134	11,964,897
The Washington Post Company, Class B (L)	1,139	410,302
Time Warner Cable, Inc.	66,358	3,424,736
Time Warner, Inc.	213,640	6,404,927
Viacom, Inc., Class B	113,855	3,577,324

		56,387,519
Multiline Retail - 0.84%
Big Lots, Inc. (I)	15,073	471,182
Family Dollar Stores, Inc.	25,320	1,083,443
J.C. Penney Company, Inc.	44,282	885,640
Kohl’s Corp. (I)	57,720	2,711,686
Macy’s, Inc.	79,124	1,538,171
Nordstrom, Inc.	31,213	902,680
Sears Holdings Corp. (I)(L)	9,043	559,762
Target Corp.	138,053	7,062,791

		15,215,355

The accompanying notes are an integral part of the financial statements.	146

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail - 1.88%
Abercrombie & Fitch Company, Class A	16,535	$572,111
AutoNation, Inc. (I)(L)	14,544	328,404
AutoZone, Inc. (I)	5,484	1,150,434
Bed Bath & Beyond, Inc. (I)	49,349	1,775,084
Best Buy Company, Inc.	64,850	2,035,642
CarMax, Inc. (I)	41,826	833,592
GameStop Corp., Class A (I)(L)	28,648	513,659
Home Depot, Inc.	314,985	8,759,733
Limited Brands, Inc.	50,596	1,194,066
Lowe’s Companies, Inc.	267,906	5,438,492
O’Reilly Automotive, Inc. (I)(L)	25,892	1,223,915
Office Depot, Inc. (I)	51,644	176,106
RadioShack Corp.	23,498	434,243
Ross Stores, Inc.	22,963	1,139,654
Staples, Inc.	136,826	2,431,398
The Gap, Inc.	84,150	1,421,294
Tiffany & Company (L)	23,836	944,621
TJX Companies, Inc.	76,477	3,035,372
Urban Outfitters, Inc. (I)(L)	24,416	740,293

		34,148,113
Textiles, Apparel & Luxury Goods - 0.51%
Coach, Inc.	57,193	2,049,797
NIKE, Inc., Class B	72,836	5,098,520
Polo Ralph Lauren Corp. (L)	12,332	934,026
VF Corp.	16,512	1,166,077

		9,248,420

		182,772,415
Consumer Staples - 11.54%
Beverages - 2.76%
Brown Forman Corp., Class B (L)	20,375	1,248,784
Coca-Cola Enterprises, Inc.	60,974	1,735,320
Constellation Brands, Inc., Class A (I)	35,955	599,010
Dr. Pepper Snapple Group, Inc.	46,055	1,695,745
Molson Coors Brewing Company	29,576	1,288,331
PepsiCo, Inc.	302,306	19,401,999
The Coca-Cola Company	432,459	24,183,107

		50,152,296
Food & Staples Retailing - 2.44%
Costco Wholesale Corp.	82,661	4,674,480
CVS Caremark Corp.	255,100	6,887,700
Safeway, Inc.	72,845	1,369,486
SUPERVALU, Inc.	39,772	386,584
Sysco Corp.	110,894	3,048,476
The Kroger Company	121,137	2,390,033
Wal-Mart Stores, Inc.	389,412	19,525,118
Walgreen Company	183,408	4,930,007
Whole Foods Market, Inc. (I)(L)	32,139	1,118,116

		44,330,000
Food Products - 1.96%
Archer-Daniels-Midland Company	120,541	3,710,252
Campbell Soup Company (L)	35,081	1,307,118
ConAgra Foods, Inc.	83,521	1,803,218
Dean Foods Company (I)	34,026	348,086
General Mills, Inc.	124,384	4,497,725
H.J. Heinz Company	59,279	2,741,061
Hormel Foods Corp.	12,989	560,475
Kellogg Company	47,808	2,375,101
Kraft Foods, Inc., Class A	326,818	9,788,199
McCormick & Company, Inc. (Non
Voting shares)	24,836	990,211
Mead Johnson Nutrition Company	38,338	2,000,860

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Sara Lee Corp.	123,956	$1,789,925
The Hershey Company (L)	31,095	1,444,985
The J.M. Smucker Company	22,330	1,305,858
Tyson Foods, Inc., Class A	57,237	937,542

		35,600,616
Household Products - 2.51%
Clorox Company	26,401	1,711,313
Colgate-Palmolive Company	91,936	6,788,554
Kimberly-Clark Corp.	77,600	4,997,440
The Procter & Gamble Company	539,841	32,212,312

		45,709,619
Personal Products - 0.20%
Avon Products, Inc.	80,305	2,336,876
The Estee Lauder Companies, Inc., Class A	22,430	1,257,650

		3,594,526
Tobacco - 1.67%
Altria Group, Inc.	390,381	8,713,304
Lorillard, Inc.	28,653	2,177,915
Philip Morris International, Inc.	347,137	17,856,727
Reynolds American, Inc.	31,686	1,728,154

		30,476,100

		209,863,157
Energy - 10.88%
Electric Utilities - 0.23%
Nextera Energy, Inc.	77,732	4,176,540
Energy Equipment & Services - 1.67%
Baker Hughes, Inc.	80,425	3,022,372
Cameron International Corp. (I)	45,776	1,683,641
Diamond Offshore Drilling, Inc. (L)	13,030	758,085
FMC Technologies, Inc. (I)(L)	22,793	1,409,747
Halliburton Company	169,695	4,787,096
Helmerich & Payne, Inc.	19,820	734,133
Nabors Industries, Ltd. (I)	53,464	838,316
National Oilwell Varco, Inc.	78,546	2,952,544
Rowan Companies, Inc. (I)	21,449	551,454
Schlumberger, Ltd.	256,528	13,680,638

		30,418,026
Oil, Gas & Consumable Fuels - 8.98%
Anadarko Petroleum Corp.	92,740	4,265,113
Apache Corp.	67,533	6,067,840
Cabot Oil & Gas Corp.	19,478	542,268
Chesapeake Energy Corp.	122,014	2,523,250
Chevron Corp.	376,523	27,922,946
ConocoPhillips	278,987	14,627,288
CONSOL Energy, Inc.	42,310	1,362,382
Denbury Resources, Inc. (I)	74,840	1,103,142
Devon Energy Corp.	83,772	5,049,776
El Paso Corp.	131,918	1,502,546
EOG Resources, Inc.	47,454	4,122,329
Exxon Mobil Corp.	958,272	56,691,372
Hess Corp.	54,777	2,752,544
Marathon Oil Corp.	132,998	4,055,109
Massey Energy Company	19,301	554,904
Murphy Oil Corp.	35,894	1,922,483
Noble Energy, Inc.	32,734	2,284,179
Occidental Petroleum Corp.	152,242	11,125,845
Peabody Energy Corp.	50,386	2,156,521
Pioneer Natural Resources Company	21,731	1,256,486
QEP Resources, Inc.	32,822	952,823
Range Resources Corp. (L)	29,884	1,010,378

The accompanying notes are an integral part of the financial statements.	147

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Company (I)	64,894	$2,123,332
Spectra Energy Corp.	121,470	2,470,700
Sunoco, Inc. (L)	22,600	761,168
Tesoro Corp.	26,474	297,303
The Williams Companies, Inc.	109,523	1,985,652
Valero Energy Corp.	106,000	1,671,620

		163,161,299

		197,755,865
Financials - 15.59%
Capital Markets - 2.38%
Ameriprise Financial, Inc.	47,942	2,089,312
E*TRADE Financial Corp. (I)	37,121	460,672
Federated Investors, Inc., Class B (L)	16,642	346,986
Franklin Resources, Inc.	27,700	2,673,327
Invesco, Ltd.	87,574	1,585,089
Janus Capital Group, Inc.	34,440	312,715
Legg Mason, Inc.	28,988	734,266
Morgan Stanley	262,022	6,469,323
Northern Trust Corp.	45,336	2,091,803
State Street Corp.	94,047	3,299,169
T. Rowe Price Group, Inc. (L)	48,655	2,130,116
The Bank of New York Mellon Corp.	227,367	5,518,197
The Charles Schwab Corp.	183,454	2,340,873
The Goldman Sachs Group, Inc.	96,498	13,214,436

		43,266,284
Commercial Banks - 2.73%
BB&T Corp.	129,736	2,869,760
Comerica, Inc.	33,052	1,137,319
Fifth Third Bancorp	148,990	1,646,340
First Horizon National Corp. (I)(L)	42,850	431,928
Huntington Bancshares, Inc.	134,325	710,579
KeyCorp	164,798	1,214,561
M&T Bank Corp.	15,597	1,335,727
Marshall & Ilsley Corp.	98,834	647,363
PNC Financial Services Group, Inc.	98,609	5,025,115
Regions Financial Corp.	235,428	1,513,802
SunTrust Banks, Inc.	93,704	2,107,403
U.S. Bancorp	359,325	7,473,960
Wells Fargo & Company	976,650	23,000,108
Zions Bancorporation (L)	32,388	596,911

		49,710,876
Consumer Finance - 0.81%
American Express Company	225,178	8,977,847
Capital One Financial Corp.	85,578	3,239,983
Discover Financial Services	101,941	1,479,164
SLM Corp. (I)	91,057	1,006,180

		14,703,174
Diversified Financial Services - 4.07%
Bank of America Corp.	1,880,688	23,414,566
Citigroup, Inc. (I)	4,237,205	15,762,403
CME Group, Inc.	12,313	3,054,609
IntercontinentalExchange, Inc. (I)	13,861	1,324,557
JPMorgan Chase & Company	745,811	27,117,688
Leucadia National Corp. (I)	35,577	759,569
Moody’s Corp. (L)	36,874	779,516
NYSE Euronext	48,925	1,357,180
The NASDAQ OMX Group, Inc. (I)	27,326	489,409

		74,059,497
Insurance - 4.03%
ACE, Ltd.	63,088	3,373,315
Aflac, Inc. (L)	88,021	4,158,992

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
American International Group, Inc. (I)(L)	25,319	$859,074
Aon Corp. (L)	50,503	1,830,229
Assurant, Inc.	20,963	766,407
Berkshire Hathaway, Inc., Class B (I)	310,303	24,445,670
Chubb Corp.	61,254	3,376,320
Cincinnati Financial Corp. (L)	30,553	815,154
Genworth Financial, Inc., Class A (I)	91,680	992,894
Hartford Financial Services Group, Inc.	83,248	1,678,280
Lincoln National Corp.	56,702	1,324,559
Loews Corp.	65,897	2,315,621
Marsh & McLennan Companies, Inc. (L)	101,456	2,406,536
MetLife, Inc.	167,798	6,309,205
Principal Financial Group, Inc.	59,934	1,381,479
Prudential Financial, Inc.	87,352	4,417,391
The Allstate Corp.	100,831	2,782,936
The Progressive Corp.	125,673	2,488,325
The Travelers Companies, Inc.	88,100	4,315,138
Torchmark Corp.	15,464	763,148
Unum Group	62,391	1,250,940
XL Group PLC	64,124	1,148,461

		73,200,074
Real Estate Investment Trusts - 1.42%
Apartment Investment & Management
Company, Class A (L)	21,902	447,677
AvalonBay Communities, Inc.	15,556	1,636,802
Boston Properties, Inc.	26,060	2,121,284
Equity Residential	53,038	2,430,732
HCP, Inc.	58,123	2,047,092
Health Care, Inc. (L)	23,266	1,068,840
Host Hotels & Resorts, Inc.	123,383	1,620,019
Kimco Realty Corp.	76,036	1,133,697
Plum Creek Timber Company, Inc. (L)	30,539	1,052,679
ProLogis	89,337	969,306
Public Storage	25,468	2,496,373
Simon Property Group, Inc.	54,864	4,962,449
Ventas, Inc.	29,404	1,485,196
Vornado Realty Trust	29,668	2,404,888

		25,877,034
Real Estate Management & Development - 0.05%
CB Richard Ellis Group, Inc., Class A (I)	50,667	831,952
Thrifts & Mortgage Finance - 0.10%
Hudson City Bancorp, Inc.	88,844	1,023,927
People’s United Financial, Inc.	70,226	893,275

		1,917,202

		283,566,093
Health Care - 11.43%
Biotechnology - 1.40%
Amgen, Inc. (I)	179,567	9,165,100
Biogen Idec, Inc. (I)(L)	45,348	2,439,722
Celgene Corp. (I)	86,390	4,450,813
Cephalon, Inc. (I)(L)	14,095	797,918
Genzyme Corp. (I)	50,025	3,507,253
Gilead Sciences, Inc. (I)	157,203	5,008,488

		25,369,294
Health Care Equipment & Supplies - 1.63%
Baxter International, Inc.	111,806	4,758,463
Becton, Dickinson & Company	43,739	2,982,562
Boston Scientific Corp. (I)	284,238	1,475,195
C.R. Bard, Inc.	17,827	1,369,648
CareFusion Corp. (I)	33,338	719,434
DENTSPLY International, Inc.	27,427	763,019

The accompanying notes are an integral part of the financial statements.	148

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Hospira, Inc. (I)	31,096	$1,597,091
Intuitive Surgical, Inc. (I)(L)	7,342	1,945,850
Medtronic, Inc.	206,485	6,500,148
St. Jude Medical, Inc. (I)	61,255	2,117,585
Stryker Corp.	52,798	2,280,346
Varian Medical Systems, Inc. (I)(L)	23,158	1,232,932
Zimmer Holdings, Inc. (I)	38,017	1,793,262

		29,535,535
Health Care Providers & Services - 1.94%
Aetna, Inc.	79,648	2,128,195
AmerisourceBergen Corp.	52,959	1,444,722
Cardinal Health, Inc.	67,872	2,033,445
CIGNA Corp.	51,863	1,671,026
Coventry Health Care, Inc. (I)	27,732	536,614
DaVita, Inc. (I)	19,476	1,258,539
Express Scripts, Inc. (I)	102,741	4,376,767
Humana, Inc. (I)	31,904	1,524,692
Laboratory Corp. of America Holdings (I)	19,495	1,415,727
McKesson Corp.	50,873	2,953,178
Medco Health Solutions, Inc. (I)	81,288	3,534,402
Patterson Companies, Inc.	17,484	442,170
Quest Diagnostics, Inc.	28,332	1,232,442
Tenet Healthcare Corp. (I)	81,687	320,213
UnitedHealth Group, Inc.	213,072	6,758,644
WellPoint, Inc. (I)	74,932	3,722,622

		35,353,398
Health Care Technology - 0.05%
Cerner Corp. (I)(L)	12,791	931,824
Life Sciences Tools & Services - 0.34%
Life Technologies Corp. (I)	34,230	1,464,017
PerkinElmer, Inc.	22,086	464,027
Thermo Fisher Scientific, Inc. (I)	76,932	3,240,376
Waters Corp. (I)	17,419	1,054,198

		6,222,618
Pharmaceuticals - 6.07%
Abbott Laboratories	289,344	14,276,233
Allergan, Inc.	57,644	3,540,494
Bristol-Myers Squibb Company	322,356	8,407,044
Eli Lilly & Company	190,220	6,383,783
Forest Laboratories, Inc. (I)	53,526	1,460,725
Johnson & Johnson	517,004	29,479,568
King Pharmaceuticals, Inc. (I)	46,794	407,576
Merck & Company, Inc.	584,521	20,551,758
Mylan, Inc. (I)(L)	57,894	993,461
Pfizer, Inc.	1,512,008	24,086,287
Watson Pharmaceuticals, Inc. (I)	20,077	864,716

		110,451,645

		207,864,314
Industrials - 10.33%
Aerospace & Defense - 2.70%
General Dynamics Corp.	72,306	4,039,736
Goodrich Corp.	23,465	1,606,883
Honeywell International, Inc.	143,622	5,614,184
ITT Corp.	34,398	1,461,915
L-3 Communications Holdings, Inc.	21,696	1,444,954
Lockheed Martin Corp.	58,417	4,061,150
Northrop Grumman Corp.	56,460	3,055,615
Precision Castparts Corp.	26,655	3,016,813
Raytheon Company	71,431	3,137,250
Rockwell Collins, Inc.	29,504	1,591,151
The Boeing Company	142,282	8,697,699

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
United Technologies Corp.	174,907	$11,405,685

		49,133,035
Air Freight & Logistics - 1.10%
C.H. Robinson Worldwide, Inc.	31,097	2,020,994
Expeditors International of Washington, Inc.	39,907	1,579,918
FedEx Corp.	58,708	4,582,159
United Parcel Service, Inc., Class B	185,666	11,845,491

		20,028,562
Airlines - 0.09%
Southwest Airlines Company	139,549	1,542,016
Building Products - 0.04%
Masco Corp.	67,240	705,348
Commercial Services & Supplies - 0.50%
Avery Dennison Corp.	20,703	673,262
Cintas Corp.	24,647	628,252
Iron Mountain, Inc.	33,918	687,857
Pitney Bowes, Inc.	38,890	748,244
R.R. Donnelley & Sons Company	38,671	585,672
Republic Services, Inc.	60,841	1,790,551
Stericycle, Inc. (I)(L)	15,860	1,038,830
Waste Management, Inc. (L)	90,546	2,996,167

		9,148,835
Construction & Engineering - 0.17%
Fluor Corp.	33,504	1,496,289
Jacobs Engineering Group, Inc. (I)	23,436	812,760
Quanta Services, Inc. (I)(L)	39,539	709,330

		3,018,379
Electrical Equipment - 0.49%
Emerson Electric Company	141,183	6,586,187
Rockwell Automation, Inc.	26,730	1,366,972
Roper Industries, Inc.	17,594	1,021,860

		8,975,019
Industrial Conglomerates - 2.40%
3M Company	133,666	10,499,464
General Electric Company	2,001,326	28,979,200
Textron, Inc. (L)	51,233	874,547
Tyco International, Ltd.	89,897	3,351,360

		43,704,571
Machinery - 1.79%
Caterpillar, Inc.	117,671	7,667,442
Cummins, Inc.	37,599	2,797,742
Danaher Corp.	98,587	3,581,666
Deere & Company	79,637	5,038,633
Dover Corp.	35,009	1,567,003
Eaton Corp.	31,417	2,182,853
Flowserve Corp.	10,509	939,294
Illinois Tool Works, Inc.	72,529	2,992,547
PACCAR, Inc. (L)	68,401	2,803,757
Pall Corp.	21,914	749,240
Parker Hannifin Corp.	30,186	1,785,804
Snap-On, Inc.	10,833	446,645

		32,552,626
Professional Services - 0.11%
Dun & Bradstreet Corp.	9,446	622,491
Equifax, Inc.	23,735	699,470
Robert Half International, Inc. (L)	28,122	606,873

		1,928,834
Road & Rail - 0.81%
CSX Corp.	72,961	3,640,024

The accompanying notes are an integral part of the financial statements.	149

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
Norfolk Southern Corp.	69,368	$3,723,674
Ryder Systems, Inc.	9,930	381,014
Union Pacific Corp.	94,874	6,920,110

		14,664,822
Trading Companies & Distributors - 0.13%
Fastenal Company (L)	24,597	1,113,506
WW Grainger, Inc. (L)	11,615	1,228,751

		2,342,257

		187,744,304
Information Technology - 17.90%
Communications Equipment - 2.26%
Cisco Systems, Inc. (I)	1,070,564	21,464,808
Harris Corp.	24,339	1,023,942
JDS Uniphase Corp. (I)	42,091	386,816
Juniper Networks, Inc. (I)	98,626	2,682,627
Motorola, Inc. (I)	435,653	3,280,467
QUALCOMM, Inc.	307,490	11,779,942
Tellabs, Inc.	72,203	512,641

		41,131,243
Computers & Peripherals - 4.13%
Apple, Inc. (I)	170,569	41,511,378
Dell, Inc. (I)	323,007	3,801,792
EMC Corp. (I)	385,327	7,028,364
Hewlett-Packard Company	437,605	16,839,040
Lexmark International, Inc., Class A (I)(L)	14,716	514,913
NetApp, Inc. (I)	64,604	2,612,586
QLogic Corp. (I)	20,900	311,306
SanDisk Corp. (I)(L)	43,111	1,433,010
Western Digital Corp. (I)	42,960	1,037,484

		75,089,873
Electronic Equipment, Instruments & Components - 0.51%
Agilent Technologies, Inc. (I)	65,246	1,759,685
Amphenol Corp., Class A	32,534	1,324,784
Corning, Inc.	292,567	4,587,451
FLIR Systems, Inc. (I)	28,746	722,100
Jabil Circuit, Inc.	36,320	372,280
Molex, Inc. (L)	25,447	449,140

		9,215,440
Internet Software & Services - 1.71%
Akamai Technologies, Inc. (I)(L)	34,042	1,568,315
eBay, Inc. (I)	213,144	4,953,467
Google, Inc., Class A (I)	45,373	20,418,757
Monster Worldwide, Inc. (I)(L)	23,635	260,694
VeriSign, Inc. (I)(L)	34,209	996,508
Yahoo!, Inc. (I)	220,687	2,886,586

		31,084,327
IT Services - 3.06%
Automatic Data Processing, Inc.	94,286	3,640,382
Cognizant Technology Solutions
Corp., Class A (I)	56,127	3,233,196
Computer Sciences Corp.	28,913	1,151,027
Fidelity National Information Services, Inc.	47,900	1,237,736
Fiserv, Inc. (I)	28,608	1,431,258
International Business Machines Corp.	240,378	29,621,781
MasterCard, Inc., Class A	18,145	3,599,242
Paychex, Inc.	60,294	1,500,718
SAIC, Inc. (I)(L)	54,831	815,885
Teradata Corp. (I)	31,286	1,024,304
The Western Union Company	125,995	1,975,602
Total Systems Services, Inc. (L)	37,011	525,556

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Visa, Inc., Class A (L)	84,837	$5,852,056

		55,608,743
Office Electronics - 0.12%
Xerox Corp.	258,506	2,181,791
Semiconductors & Semiconductor Equipment - 2.31%
Advanced Micro Devices, Inc. (I)(L)	106,028	595,877
Altera Corp.	56,546	1,394,990
Analog Devices, Inc.	55,857	1,557,293
Applied Materials, Inc.	251,798	2,616,181
Broadcom Corp., Class A	80,955	2,426,221
First Solar, Inc. (I)(L)	9,113	1,165,097
Intel Corp.	1,042,978	18,481,570
KLA-Tencor Corp.	31,866	892,567
Linear Technology Corp. (L)	42,016	1,203,758
LSI Corp. (I)	122,523	492,542
MEMC Electronic Materials, Inc. (I)(L)	42,630	438,663
Microchip Technology, Inc. (L)	34,782	963,114
Micron Technology, Inc. (I)(L)	160,137	1,035,286
National Semiconductor Corp.	44,625	562,721
Novellus Systems, Inc. (I)	18,000	419,400
NVIDIA Corp. (I)	107,260	1,000,736
Teradyne, Inc. (I)(L)	33,793	303,461
Texas Instruments, Inc.	229,107	5,276,334
Xilinx, Inc.	48,519	1,171,734

		41,997,545
Software - 3.80%
Adobe Systems, Inc. (I)	98,679	2,739,329
Autodesk, Inc. (I)	43,014	1,193,639
BMC Software, Inc. (I)	34,027	1,227,014
CA, Inc.	73,208	1,318,476
Citrix Systems, Inc. (I)	34,819	2,017,413
Compuware Corp. (I)	42,186	302,895
Electronic Arts, Inc. (I)	61,453	936,544
Intuit, Inc. (I)	58,882	2,520,150
McAfee, Inc. (I)	29,246	1,376,024
Microsoft Corp.	1,429,229	33,558,297
Novell, Inc. (I)	65,565	368,475
Oracle Corp.	733,852	16,056,682
Red Hat, Inc. (I)	35,363	1,221,792
Salesforce.com, Inc. (I)(L)	21,210	2,330,555
Symantec Corp. (I)	149,753	2,041,133

		69,208,418

		325,517,380
Materials - 3.54%
Chemicals - 2.02%
Air Products & Chemicals, Inc.	39,807	2,946,912
Airgas, Inc.	16,311	1,073,264
CF Industries Holdings, Inc.	13,319	1,232,008
E.I. Du Pont de Nemours & Company	169,840	6,924,377
Eastman Chemical Company	13,571	835,295
Ecolab, Inc.	43,747	2,073,608
FMC Corp.	13,628	848,752
International Flavors & Fragrances, Inc.	14,909	681,192
Monsanto Company	102,266	5,384,305
PPG Industries, Inc.	31,177	2,052,382
Praxair, Inc.	57,351	4,933,907
Sigma-Aldrich Corp. (L)	22,748	1,209,511
The Dow Chemical Company	216,488	5,275,813
The Sherwin-Williams Company	17,279	1,216,096

		36,687,422

The accompanying notes are an integral part of the financial statements.	150

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction Materials - 0.05%
Vulcan Materials Company (L)	23,937	$879,924
Containers & Packaging - 0.20%
Ball Corp.	17,308	970,633
Bemis Company, Inc.	20,445	590,247
Owens-Illinois, Inc. (I)	30,923	774,930
Pactiv Corp. (I)	24,910	799,113
Sealed Air Corp.	29,885	612,941

		3,747,864
Metals & Mining - 1.11%
AK Steel Holding Corp. (L)	20,603	262,482
Alcoa, Inc.	191,392	1,954,112
Allegheny Technologies, Inc.	18,472	752,180
Cliffs Natural Resources, Inc.	25,387	1,553,431
Freeport-McMoRan Copper & Gold, Inc.	88,426	6,364,903
Newmont Mining Corp.	92,096	5,647,327
Nucor Corp.	59,071	2,172,631
Titanium Metals Corp. (I)(L)	15,815	286,568
United States Steel Corp. (L)	26,878	1,142,584

		20,136,218
Paper & Forest Products - 0.16%
International Paper Company	81,840	1,674,446
MeadWestvaco Corp.	32,025	696,864
Weyerhaeuser Company (L)	39,666	622,756

		2,994,066

		64,445,494
Telecommunication Services - 3.19%
Diversified Telecommunication Services - 2.84%
AT&T, Inc.	1,107,651	29,939,803
CenturyLink, Inc.	56,314	2,036,314
Frontier Communications Corp.	185,743	1,435,793
Qwest Communications International, Inc. (L)	279,900	1,581,435
Verizon Communications, Inc.	529,876	15,636,641
Windstream Corp.	90,535	1,044,321

		51,674,307
Wireless Telecommunication Services - 0.35%
American Tower Corp., Class A (I)	75,624	3,543,741
MetroPCS Communications, Inc. (I)(L)	48,993	437,997
Sprint Nextel Corp. (I)	558,797	2,279,892

		6,261,630

		57,935,937
Utilities - 3.59%
Electric Utilities - 1.81%
Allegheny Energy, Inc. (L)	31,790	716,865
American Electric Power Company, Inc.	89,767	3,178,649
Duke Energy Corp.	246,152	4,231,353
Edison International	61,076	2,061,315
Entergy Corp.	35,486	2,797,716
Exelon Corp.	123,827	5,042,235
FirstEnergy Corp. (L)	57,143	2,087,434
Northeast Utilities	32,997	955,923
Pepco Holdings, Inc. (L)	41,851	751,225
Pinnacle West Capital Corp.	20,326	809,991
PPL Corp.	87,838	2,385,680
Progress Energy, Inc.	53,830	2,309,845
Southern Company	154,562	5,670,880

		32,999,111
Gas Utilities - 0.12%
EQT Corp.	26,970	879,222
Nicor, Inc.	8,490	359,042

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas Utilities (continued)
ONEOK, Inc.	19,920	$854,767

		2,093,031
Independent Power Producers & Energy Traders - 0.18%
Constellation Energy Group, Inc.	37,806	1,108,850
NRG Energy, Inc. (I)	47,860	972,515
The AES Corp. (I)	125,241	1,282,468

		3,363,833
Multi-Utilities - 1.48%
Ameren Corp.	44,671	1,253,915
CenterPoint Energy, Inc.	78,063	1,154,552
CMS Energy Corp. (L)	43,098	754,215
Consolidated Edison, Inc. (L)	52,858	2,512,341
Dominion Resources, Inc.	111,733	4,777,703
DTE Energy Company	31,571	1,479,101
Integrys Energy Group, Inc. (L)	14,435	699,376
NiSource, Inc.	51,986	901,437
PG&E Corp.	69,798	3,263,754
Public Service Enterprise Group, Inc.	94,843	3,031,182
SCANA Corp. (L)	21,262	829,856
Sempra Energy	46,401	2,362,739
TECO Energy, Inc. (L)	40,083	676,601
Wisconsin Energy Corp.	21,906	1,221,040
Xcel Energy, Inc. (L)	86,121	1,921,360

		26,839,172

		65,295,147

TOTAL COMMON STOCKS (Cost $1,565,768,249)		$1,782,760,106

SHORT-TERM INVESTMENTS - 5.60%
Short-Term Securities* - 1.38%
Federal Home Loan Bank Discount Notes,
0.100%, 09/01/2010	$5,100,000	5,100,000
Federal Home Loan Bank Discount Notes,
0.170%, 09/01/2010	10,000,000	10,000,000
Federal National Mortgage Association
Discount Notes, 0.150%, 09/08/2010	10,000,000	9,999,708

		25,099,708
Securities Lending Collateral - 4.22%
John Hancock Collateral Investment
Trust, 0.3330% (W)(Y)	7,656,972	76,647,058

TOTAL SHORT-TERM INVESTMENTS (Cost $101,730,385)		$101,746,766

Total Investments (Index 500 Fund)
(Cost $1,667,498,634) - 103.64%		$1,884,506,872
Other assets and liabilities, net - (3.64%)		(66,144,337)

TOTAL NET ASSETS - 100.00%		$1,818,362,535

International Equity Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.99%
Australia - 5.27%
AGL Energy, Ltd.	11,698	$156,506
Alumina, Ltd.	56,021	85,482
AMP, Ltd.	52,761	237,254
Aristocrat Leisure, Ltd.	9,625	31,937
Asciano Group (I)	70,683	105,660
Australia & New Zealand Banking Group, Ltd.	67,519	1,365,852

The accompanying notes are an integral part of the financial statements.	151

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Australian Stock Exchange, Ltd.	4,362	$113,202
Axa Asia Pacific Holdings, Ltd.	24,037	117,476
Bendigo and Adelaide Bank, Ltd.	8,817	66,276
BHP Billiton, Ltd.	88,992	2,956,808
Billabong International, Ltd.	4,813	32,482
BlueScope Steel, Ltd. (I)	44,268	84,632
Boral, Ltd.	16,290	63,952
Brambles, Ltd.	34,429	179,932
Caltex Australia, Ltd.	3,106	30,994
CFS Gandel Retail Trust	43,918	75,689
Coca-Cola Amatil, Ltd.	13,299	141,419
Cochlear, Ltd.	1,479	91,178
Commonwealth Bank of Australia	40,804	1,831,760
Computershare, Ltd.	10,551	89,548
Crown, Ltd.	11,735	86,686
CSL, Ltd.	14,236	418,187
CSR, Ltd.	33,234	50,536
Dart Energy, Ltd. (I)	10,023	7,045
Dexus Property Group	117,928	87,280
Duluxgroup, Ltd. (I)	11,631	26,905
Energy Resources of Australia, Ltd.	1,686	19,781
Fortescue Metals Group, Ltd. (I)(L)	31,662	133,633
Foster’s Group, Ltd.	49,633	268,012
General Property Trust, Ltd.	41,362	109,866
Goodman Fielder, Ltd.	26,609	31,695
Goodman Group	163,559	92,890
Harvey Norman Holding, Ltd.	11,715	36,045
Incitec Pivot, Ltd.	41,761	125,723
James Hardie Industries, Ltd.	10,488	49,963
John Fairfax Holdings, Ltd. (L)	52,429	67,051
Leighton Holdings, Ltd. (L)	3,498	95,854
Lend Lease Corp.	14,037	86,944
MacArthur Coal, Ltd.	2,184	21,996
Macquarie Airports, Ltd.	14,416	37,904
Macquarie Group, Ltd.	8,265	276,765
Macquarie Infrastructure Group	51,469	67,484
Metcash, Ltd.	17,690	69,177
Mirvac Group, Ltd.	66,342	79,501
National Australia Bank, Ltd.	56,583	1,175,643
Newcrest Mining, Ltd.	12,334	409,269
NRMA Insurance Group, Ltd.	53,126	163,293
OneSteel, Ltd.	31,848	81,911
Orica, Ltd.	9,181	205,087
Origin Energy, Ltd.	21,743	295,628
Oxiana, Ltd.	71,949	78,332
Paladin Resources, Ltd. (I)	14,622	48,436
Qantas Airways, Ltd. (I)	24,543	54,966
QBE Insurance Group, Ltd.	25,608	376,445
Rio Tinto, Ltd.	11,709	733,029
Santos, Ltd.	21,421	271,367
Sims Group, Ltd.	3,412	50,432
Sonic Healthcare, Ltd.	8,985	88,207
SP Ausnet	17,563	12,542
Stockland	60,551	212,680
Suncorp-Metway, Ltd.	30,974	230,689
TABCORP Holdings, Ltd.	15,827	90,086
Tattersall’s, Ltd.	29,863	63,594
Telstra Corp., Ltd.	109,888	269,398
Toll Holdings, Ltd.	16,151	87,493
Transurban Group, Ltd.	34,203	148,069
Wesfarmers, Ltd.	27,007	769,737
Wesfarmers, Ltd., PPS	3,480	100,228
Westfield Group	56,636	631,742
Westpac Banking Corp.	79,260	1,535,945
Woodside Petroleum, Ltd.	14,699	549,073

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Woolworths, Ltd.	33,265	$820,946
WorleyParsons, Ltd.	4,382	81,255

		19,840,484
Austria - 0.25%
Amcor, Ltd.	30,708	184,617
Erste Group Bank AG	4,770	172,040
Immoeast AG (L)	14,582	0
Immofinanz AG (I)(L)	24,737	80,876
Oesterreichische Elektrizitaets AG, Class A	2,358	83,711
OMV AG	3,669	117,780
Raiffeisen International Bank Holding AG	1,107	45,241
Telekom Austria AG	10,175	129,811
Voestalpine AG	2,818	83,217
Wiener Staedtische Allgemeine
Versicherung AG	1,245	58,486

		955,779
Belgium - 0.64%
Ageas	63,923	161,928
Anheuser-Busch InBev NV	29,291	1,003,031
Belgacom SA	4,395	156,247
Colruyt SA	354	87,541
Compagnie Nationale A Portefeuille, ADR	509	22,934
Delhaize Group SA	2,868	192,170
Dexia SA (I)(L)	18,988	79,140
Groupe Bruxelles Lambert SA	1,956	143,860
KBC Bancassurance Holding NV (I)	4,062	167,376
Mobistar SA	1,016	56,883
Solvay SA	1,636	147,889
UCB SA	3,184	90,635
Umicore	3,377	116,912

		2,426,546
Bermuda - 0.04%
Seadrill, Ltd.	6,999	162,460
Brazil - 1.74%
All America Latina Logistica SA	13,600	125,372
B2W Companhia Global Do Varejo	2,100	33,480
Banco do Brasil SA	15,958	258,781
Banco Santander Brasil SA	15,415	195,732
BM&F BOVESPA SA	53,006	386,321
BR Malls Participacoes SA	4,812	75,348
Centrais Eletricas Brasileiras SA	7,700	93,693
Cia de Concessoes Rodoviarias, ADR	4,000	91,786
Cia de Saneamento Basico do Estado de
Sao Paulo	4,279	81,402
Cielo SA	16,611	141,873
Companhia Siderurgica Nacional SA	20,732	317,546
Companhia Vale do Rio Doce	34,906	931,754
Cosan SA Industria e Comercio	4,738	61,753
CPFL Energia SA	3,700	85,429
Cyrela Brazil Realty SA	10,000	124,299
Duratex SA	5,419	54,923
EDP - Energias do Brasil SA	2,700	57,636
Empresa Brasileira de Aeronautica SA	13,400	82,403
Gafisa SA	12,563	86,555
Hypermarcas SA	8,677	114,277
JBS SA	18,485	78,413
LLX Logistica SA (I)	4,867	24,664
Localiza Rent A Car SA	4,320	60,265
Lojas Renner SA	2,900	93,626
Marfrig Frigorificos e Comercio de
Alimentos SA	2,646	25,613
MMX Mineracao e Metalicos SA (I)	7,493	53,544

The accompanying notes are an integral part of the financial statements.	152

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
MRV Engenharia e Participacoes SA	10,285	$85,794
Multiplan Empreendimentos Imobiliarios SA	2,485	47,118
Natura Cosmeticos SA	5,700	137,287
OGX Petroleo e Gas Participacoes SA (I)	33,700	400,658
PDG Realty SA Empreendimentos
e Participacoes	13,894	142,718
Perdigao SA	18,300	245,389
Petroleo Brasileiro SA	60,984	1,027,483
Porto Seguro SA	5,027	61,254
Redecard SA	8,133	111,141
Rossi Residencial SA	6,137	52,975
Souza Cruz SA	2,700	124,450
Tele Norte Leste Participacoes SA	2,500	43,345
Tractebel Energia SA	5,400	71,426
Ultrapar Participacoes SA	2,500	137,367
Usinas Siderurgicas de Minas Gerais SA	2,200	57,798
Votorantim Celulose e Papel SA (I)	3,592	55,345

		6,538,036
Canada - 7.16%
Agnico-Eagle Mines, Ltd.	4,100	266,989
Agrium, Inc.	4,000	278,520
Alimentation Couche Tard, Inc.	2,700	57,958
ARC Energy Trust	2,700	50,159
Athabasca Oil Sands Corp. (I)	4,500	43,846
Bank of Montreal	14,900	823,004
Bank of Nova Scotia	27,300	1,312,069
Barrick Gold Corp. (L)	26,208	1,227,636
BCE, Inc.	6,373	199,435
Biovail Corp.	3,600	82,341
Bombardier, Inc.	36,700	152,809
Bonavista Energy Trust	1,200	27,728
Brookfield Asset Management, Inc.	12,825	330,021
Brookfield Properties Corp.	7,650	109,619
CAE, Inc. (L)	5,800	54,663
Cameco Corp.	9,900	241,570
Canadian Imperial Bank of Commerce	10,400	707,085
Canadian National Railway Company	12,700	774,970
Canadian Natural Resources, Ltd.	29,000	932,808
Canadian Oil Sands Trust	5,600	131,709
Canadian Pacific Railway, Ltd.	4,300	253,278
Canadian Tire Corp., Ltd.	1,800	93,363
Canadian Utilities, Ltd.	2,100	93,937
Cenovus Energy, Inc.	18,900	508,502
CGI Group, Inc. (I)	6,100	84,319
CI Financial Corp.	3,400	63,131
Crescent Point Energy Corp.	4,700	165,504
Eldorado Gold Corp.	13,200	259,209
Empire Company, Ltd.	600	30,632
Enbridge, Inc.	9,200	457,692
EnCana Corp.	18,900	518,427
Enerplus Resources Fund	4,000	91,602
Ensign Energy Services, Inc.	3,100	33,635
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	500	198,289
Finning International, Inc.	4,300	83,068
First Quantum Minerals, Ltd.	1,800	103,778
Fortis, Inc.	4,100	113,386
Franco-Nevada Corp.	2,500	74,577
George Weston, Ltd.	1,300	99,492
Gildan Activewear, Inc. (I)	2,700	74,061
Goldcorp, Inc.	19,653	871,747
Great-West Lifeco, Inc.	7,100	163,127
Husky Energy, Inc.	6,300	146,755
IAMGOLD Corp.	8,700	163,173

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
IGM Financial, Inc.	2,800	$105,162
Imperial Oil, Ltd.	7,300	269,176
Industrial Alliance Insurance and Financial
Services, Inc.	1,900	53,632
Inmet Mining Corp.	1,100	52,682
Intact Financial Corp.	2,800	116,532
Ivanhoe Mines, Ltd. (I)	6,100	108,689
Jazz Air Income Fund	415	1,693
Kinross Gold Corp.	17,258	291,801
Loblaw Companies, Ltd.	2,800	114,195
Magna International, Inc.	2,600	202,470
Manulife Financial Corp. (C)	47,500	528,743
Metro, Inc.	2,600	110,061
National Bank of Canada	4,100	236,768
Nexen, Inc.	12,800	237,070
Niko Resources, Ltd.	1,100	108,571
Onex Corp.	2,300	60,565
Open Text Corp. (I)	1,300	57,225
Pacific Rubiales Energy Corp. (I)	5,900	139,152
Pan American Silver Corp.	2,500	62,151
Penn West Energy Trust	10,215	191,876
PetroBakken Energy, Ltd., Class A	1,400	26,428
Petrobank Energy & Resources, Ltd.	2,300	79,762
Potash Corp. of Saskatchewan, Inc.	7,900	1,163,127
Power Corp. of Canada	8,400	207,095
Power Financial Corp.	6,200	165,531
Progress Energy Resources Corp.	4,300	47,341
Provident Energy Trust	5,400	33,828
Red Back Mining, Inc. (I)	5,800	173,127
Research In Motion, Ltd. (I)	13,500	578,562
RioCan Real Estate Investment Trust	2,600	50,910
Ritchie Bros. Auctioneers, Inc.	1,900	34,869
Rogers Communications, Inc., Class B	11,400	395,662
Royal Bank of Canada	37,800	1,807,849
Saputo, Inc.	3,700	117,730
Shaw Communications, Inc., Class B (L)	8,700	178,430
Sherritt International Corp.	6,000	38,543
Shoppers Drug Mart Corp.	5,500	187,279
Silver Wheaton Corp. (I)	8,100	182,684
SNC-Lavalin Group, Inc.	3,800	175,862
Sun Life Financial, Inc.	14,000	328,748
Suncor Energy, Inc.	41,624	1,261,191
Talisman Energy, Inc.	25,500	401,027
Teck Resources, Ltd.	12,252	409,836
Telus Corp.	1,400	57,767
TELUS Corp.	3,500	138,018
The Toronto-Dominion Bank	22,950	1,552,813
Thomson Corp.	9,293	322,708
Tim Hortons, Inc.	4,500	159,516
TMX Group, Inc.	1,400	37,247
Trans-Canada Corp.	18,500	659,258
TransAlta Corp.	5,500	108,984
Vermilion Energy Trust	600	20,070
Viterra, Inc. (I)	8,600	67,745
Yamana Gold, Inc.	18,393	186,284
Yellow Pages Income Fund	5,800	28,066

		26,981,734
Cayman Islands - 0.07%
China Dongxiang Group Company	70,500	37,255
Sands China, Ltd. (I)	45,252	69,546
Wynn Macau, Ltd. (I)	47,950	83,104
Xinao Gas Holdings, Ltd.	24,000	64,762

		254,667

The accompanying notes are an integral part of the financial statements.	153

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chile - 0.39%
Banco Santander Chile SA, ADR (L)	1,929	$166,511
Cia Cervecerias Unidas SA, ADR	1,107	64,140
CorpBanca SA, SADR	650	39,163
Embotelladora Andina SA, ADR, Series A	915	21,438
Embotelladora Andina SA, ADR, Series B (L)	1,006	27,494
Empresa Nacional de Electricidad SA, ADR	6,621	339,856
Enersis SA, SADR	16,311	358,842
Lan Airlines SA, SADR (L)	4,620	123,539
Sociedad Quimica y Minera de Chile SA,
ADR, B Shares (L)	6,677	284,774
Vina Concha Y Toro SA, ADR	911	42,954

		1,468,711
China - 2.81%
Agile Property Holdings, Ltd.	47,211	55,454
Agricultural Bank of China (I)	381,000	171,918
Air China, Ltd. (I)	71,466	76,270
Aluminum Corp. of China, Ltd. (I)	130,780	105,093
Angang Steel Company, Ltd., Class H	37,012	53,048
Anhui Conch Cement Company, Ltd.	26,140	93,867
Anta Sports Products, Ltd.	26,000	53,553
Bank of China, Ltd. Class H	1,478,474	745,882
Bank of Communications
Company, Ltd., Class H	176,160	187,813
BBMG Corp.	32,000	41,142
Beijing Capital International Airport
Company, Ltd., Class H	81,211	39,298
Beijing Datang Power Generation
Compnay, Ltd., Class H	97,136	38,597
BYD Company, Ltd., Class H	16,994	97,893
China BlueChemical, Ltd.	68,000	44,412
China Citic Bank Corp, Ltd.	151,000	98,778
China Coal Energy Company, Series H	81,295	114,947
China Communications
Construction Company, Ltd.	104,965	93,174
China Communications Services
Corp., Ltd., Class H	82,000	40,904
China Construction Bank Corp.	1,201,118	996,464
China COSCO Holdings Company, Ltd. (I)	87,379	90,986
China Life Insurance Company, Ltd.	188,376	722,385
China Longyuan Power Group Corp. (I)	48,000	48,447
China Merchants Bank Company, Ltd.	109,855	283,544
China Minsheng Banking Corp. Ltd.	90,500	82,342
China National Building
Material Company, Ltd.	36,000	66,148
China Oilfield Services, Ltd.	48,000	61,225
China Pacific Insurance Group Company, Ltd.	17,800	64,164
China Petroleum & Chemical Corp.	396,030	313,541
China Railway Construction Corp.	38,800	49,648
China Railway Group, Ltd.	121,000	88,055
China Shenhua Energy Company, Ltd.	86,000	313,671
China Shipping Container Lines
Company, Ltd. (I)	134,076	46,602
China Shipping Development Company, Ltd.	39,568	52,661
China South Locomotive and Rolling
Stock Corp.	63,000	53,295
China Telecom Corp., Ltd.	338,396	164,327
China Unicom, Ltd.	152,416	210,883
China Yurun Food Group, Ltd.	33,400	121,529
China Zhongwang Holdings, Ltd.	66,400	39,336
Country Garden Holdings Company	166,301	50,032
Dongfang Electrical Machinery Company, Ltd.	6,000	21,984
Dongfeng Motor Group Company, Ltd.	60,780	94,405
Foxconn International Holdings, Ltd. (I)	85,000	56,930
Golden Eagle Retail Group, Ltd.	24,000	63,720

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Greentown China Holdings, Ltd.	24,500	$26,422
Guangdong Investment, Ltd.	96,780	47,283
Guangzhou Automobile Group
Company, Ltd. (I)	83,219	97,675
Guangzhou R&F Properties
Company, Ltd., Class H	28,000	40,989
Hidili Industry International Development, Ltd.	36,000	29,515
Huaneng Power International, Inc., Class H	90,564	54,608
Industrial & Commercial Bank of China, Ltd.	1,406,000	1,026,285
Jiangsu Expressway, Ltd.	46,855	45,900
Jiangxi Copper Company, Ltd., Class H	44,925	98,098
Lenovo Group, Ltd.	156,564	89,784
Maanshan Iron & Steel Company, Ltd. (L)	77,925	39,776
Metallurgical Corp of China Ltd (I)	81,000	35,405
PetroChina Company, Ltd., Class H	531,739	577,774
PICC Property & Casualty
Company, Ltd., Class H (I)	74,780	85,902
Ping An Insurance Group Company
of China, Ltd.	54,855	459,163
Semiconductor Manufacturing
International Corp.	601,000	38,565
Shanghai Electric Group Company, Ltd.	91,136	40,573
Shimao Property Holdings, Ltd., GDR	49,500	80,828
Shui On Land, Ltd.	121,068	53,899
Sinopec Shanghai Petrochemical
Company, Ltd., Class H	92,066	35,916
Sinopharm Group Company	18,400	70,335
Tencent Holdings, Ltd.	26,000	478,109
Tingyi (Cayman Islands) Holding Corp.	52,000	131,393
Tsingtao Brewery Company, Ltd., Series H	6,000	31,730
Want Want China Holdings, Ltd.	156,000	126,353
Weichai Power Compnay, Ltd.	6,800	56,965
Wumart Stores, Inc.	22,000	46,088
Yanzhou Coal Mining Company, Ltd., Class H	59,210	121,740
Zhejiang Expressway Company, Ltd., Class H	54,282	48,400
Zijin Mining Group, Ltd.	127,686	88,653
ZTE Corp., Class H	19,080	70,892

		10,583,385
Colombia - 0.20%
BanColombia SA	11,892	763,823
Czech Republic - 0.09%
CEZ AS	4,862	203,876
Komercni Banka AS	489	94,369
Telefonica O2 Czech Republic AS	2,393	53,697

		351,942
Denmark - 0.67%
A P Moller Maersk A/S	13	95,492
A P Moller Maersk A/S, Series A	36	270,246
Carlsberg A/S	2,900	272,455
Coloplast A/S	555	58,924
Danske Bank A/S (I)	11,800	261,635
DSV A/S, ADR	6,700	105,814
Novo Nordisk A/S	11,650	998,419
Novozymes A/S, B Shares	1,100	128,883
TrygVesta A/S	1,025	54,865
Vestas Wind Systems A/S (I)	5,600	207,879
William Demant Holdings A/S (I)	900	60,936

		2,515,548
Egypt - 0.12%
Commercial International Bank	14,646	99,068
Egypt Kuwait Holding Company	22,410	33,444
Egyptian Company for Mobile Services	751	22,905

The accompanying notes are an integral part of the financial statements.	154

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Egypt (continued)
Egyptian Financial Group-Hermes Holding	7,160	$36,686
EL EZZ Steel Company (I)	9,469	30,303
Orascom Construction Industries	2,165	95,760
Orascom Telecom Holding SAE (I)	74,402	69,291
Talaat Moustafa Group (I)	21,101	27,059
Telecom Egypt	6,820	20,181

		434,697
Finland - 0.72%
Elisa OYJ, Class A (I)	4,100	81,114
Fortum OYJ	12,009	275,866
Kesko OYJ	2,400	93,057
Kone OYJ	4,158	190,814
Metra OYJ	2,000	106,352
Metso OYJ	3,100	112,671
Neste Oil OYJ (L)	4,765	63,977
Nokia AB OYJ	100,300	857,555
Nokian Renkaat OYJ	2,490	71,147
Orion OYJ, Series B	3,495	63,796
Outokumpu OYJ	4,000	65,068
Pohjola Bank PLC	4,484	49,123
Rautaruukki OYJ (L)	3,200	55,982
Sampo OYJ	11,618	279,462
Sanoma OYJ	1,650	30,450
Stora Enso OYJ, Series R	17,500	134,734
UPM-Kymmene OYJ	13,186	180,286

		2,711,454
France - 5.99%
Accor SA	3,787	115,736
Aeroports de Paris	638	44,869
Air France KLM (I)	2,565	33,559
Air Liquide SA	7,565	783,897
Alcatel-Lucent (I)	60,828	156,190
Alstom SA	5,326	253,123
Atos Origin SA (I)	997	38,431
AXA SA	46,158	713,252
BioMerieux SA	229	23,305
BNP Paribas	25,239	1,569,942
Bouygues SA	5,931	239,787
Bureau Veritas SA	1,080	65,529
Cap Gemini SA	3,566	150,112
Carrefour SA	16,104	728,975
Casino Guichard Perrachon SA	1,338	108,073
Christian Dior SA	1,519	153,043
Cie de Saint-Gobain SA	9,590	351,156
Cie Generale de Geophysique-Veritas (I)	3,403	57,275
CNP Assurances SA	3,718	63,135
Compagnie Generale des Etablissements
Michelin, Class B	3,633	268,902
Credit Agricole SA (L)	22,943	287,185
Danone SA	15,609	836,729
Dassault Systemes SA	1,563	94,052
Edenred (I)	3,380	58,222
Eiffage SA	858	39,000
Electricite de France	6,361	252,780
Eramet	92	23,226
Essilor International SA	5,191	314,586
Eurazeo	555	32,275
European Aeronautic Defence &
Space Company (I)	10,198	223,853
Eutelsat Communications	2,373	85,139
Fonciere Des Regions	490	45,702
France Telecom SA (L)	49,567	1,004,902
GDF Suez	33,238	1,025,441

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Gecina SA	319	$31,686
Groupe Eurotunnel SA	11,381	84,218
Hermes International SA	1,318	238,398
ICADE	515	48,727
Iliad SA	310	29,107
Imerys SA	677	33,484
Ipsen SA	386	13,159
JC Decaux SA (I)	1,422	33,856
Klepierre SA	1,934	58,867
L’Oreal SA	6,189	614,022
Lafarge SA	5,021	230,379
Lagardere S.C.A	2,996	107,594
Legrand SA, ADR	2,797	84,762
LVMH Moet Hennessy Louis Vuitton SA	6,583	762,023
M6-Metropole Television	1,462	30,384
Natixis (I)	22,776	123,356
Neopost SA	776	54,755
PagesJaunes Groupe SA	2,127	20,183
Pernod-Ricard SA	5,054	394,131
Peugeot SA (I)	3,886	101,647
PPR	1,903	246,912
Publicis Groupe SA	3,083	128,803
Renault SA (I)	4,656	188,281
Safran SA	4,410	108,058
Sanofi-Aventis SA	28,071	1,604,808
Schneider Electric SA	5,981	631,544
SCOR SE	4,307	93,507
Societe BIC SA	611	44,746
Societe Generale	16,851	852,165
Societe Television Francaise	2,677	39,495
Sodexho Alliance	2,266	129,910
STMicroelectronics NV	16,816	111,710
Suez Environnement SA	6,180	99,249
Technip SA	2,531	165,031
Thales SA	2,308	73,620
Total SA	56,073	2,611,018
Unibail-Rodamco SE	2,285	429,356
Vallourec SA	2,665	227,879
Veolia Environnement SA	8,392	194,732
Vinci SA	10,936	477,741
Vivendi SA	33,015	767,422

		22,562,108
Germany - 4.79%
Adidas AG	5,905	299,707
Allianz SE	12,107	1,241,543
BASF SE	24,489	1,281,980
Bayer AG	22,036	1,337,921
Bayerische Motoren Werke (BMW) AG	8,737	457,876
Beiersdorf AG	2,799	148,997
Celesio AG	2,653	53,662
Commerzbank AG (I)(L)	17,186	134,416
Continental AG (I)	1,528	91,573
Daimler AG (I)	24,072	1,166,714
Deutsche Bank AG	16,590	1,042,035
Deutsche Boerse AG	5,350	326,333
Deutsche Lufthansa AG (I)	6,843	107,306
Deutsche Post AG	22,740	369,291
Deutsche Postbank AG (I)	2,935	88,667
Deutsche Telekom AG	73,826	968,027
E.ON AG	47,995	1,343,926
Fraport AG, ADR	1,390	72,152
Fresenius AG	898	63,705
Fresenius Medical Care AG	5,285	298,429
GEA Group AG	5,073	105,076

The accompanying notes are an integral part of the financial statements.	155

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Hannover Rueckversicherung AG	1,875	$83,139
HeidelbergCement AG	3,635	145,360
Henkel AG & Company, KGaA	3,201	128,489
Hochtief AG	1,430	94,309
Infineon Technologies AG (I)	28,752	158,648
K&S AG	4,054	210,850
Linde AG	4,461	500,036
MAN AG	2,972	255,160
Merck KGAA	1,599	138,561
Metro AG	3,431	174,283
Muenchener Rueckversicherungs -
Gesellschaft AG (MunichRe)	5,309	674,728
Puma AG	207	55,657
Qiagen AG (I)	7,149	128,100
RWE AG	11,217	730,578
Salzgitter AG	1,207	73,168
SAP AG	22,943	998,116
Siemens AG	21,863	1,982,954
Suedzucker AG	2,300	41,786
ThyssenKrupp AG	9,043	245,619
TUI AG (I)	4,963	49,875
United Internet AG	4,185	53,590
Volkswagen AG (L)	820	74,149
Wacker Chemie AG	323	48,844

		18,045,335
Greece - 0.21%
Alpha Bank A.E. (I)	14,784	95,228
Bank of Cyprus PCL	12,891	68,686
Coca-Cola Hellenic Bottling Company SA	5,385	127,025
EFG Eurobank Ergasias SA (I)	9,415	61,092
Hellenic Telecommunications Organization SA	8,670	59,444
National Bank of Greece SA (I)	15,024	190,598
OPAP SA	5,150	77,892
Piraeus Bank SA (I)	11,083	57,384
Public Power Corp. SA	3,790	54,038

		791,387
Hong Kong - 3.20%
Alibaba.com, Ltd. (I)	43,000	83,813
ASM Pacific Technology, Ltd.	7,500	60,702
Bank of East Asia, Ltd.	39,391	148,186
Beijing Enterprises Holdings, Ltd.	16,714	118,189
Belle International Holdings, Ltd.	121,888	213,315
BOC Hong Kong Holdings, Ltd.	101,500	267,792
Cathay Pacific Airways, Ltd.	36,000	88,827
Chaoda Modern Agriculture Holdings, Ltd.	73,214	55,069
Cheung Kong Holdings, Ltd.	37,000	468,931
Cheung Kong Infrastructure Holdings, Ltd.	16,000	61,709
China Agri-Industries Holdings, Ltd.	33,784	41,091
China Everbright, Ltd.	21,784	48,388
China High Speed Transmission Equipment
Group Company, Ltd.	29,000	64,730
China Mengniu Dairy Company, Ltd.	36,498	100,890
China Merchants Holdings
International Company, Ltd.	28,321	95,841
China Mobile, Ltd.	159,970	1,636,493
China Overseas Land & Investment, Ltd.	114,397	245,195
China Resource Power Holdings, Ltd.	50,532	111,695
China Resources Enterprises, Ltd.	28,855	120,538
China Resources Land, Ltd.	61,211	117,548
China Taiping Insurance
Holdings Company, Ltd.	26,000	80,897
China Travel International Investment Hong
Kong, Ltd. (I)	21,709	4,745

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Citic Pacific, Ltd.	36,033	$73,869
CLP Holdings, Ltd.	50,500	385,632
CNOOC, Ltd.	463,716	786,130
CNPC Hong Kong, Ltd.	80,000	99,154
COSCO Pacific, Ltd.	37,508	49,480
Esprit Holdings, Ltd.	30,501	172,373
Fosun International	65,500	49,938
Franshion Properties China, Ltd.	106,000	30,592
Fushan International Energy Group, Ltd.	82,000	43,105
Geely Automobile Holdings Company, Ltd.	125,000	41,116
GOME Electrical Appliances
Holdings, Ltd. (I)	221,695	68,022
Hang Lung Group, Ltd.	20,000	120,080
Hang Lung Properties, Ltd.	58,000	259,132
Hang Seng Bank, Ltd.	21,100	290,005
Henderson Land Development Company, Ltd.	29,946	182,503
Hengan International Group Compnay, Ltd.	18,000	159,450
Hong Kong & China Gas Company, Ltd.	119,257	288,238
Hong Kong Electric Holdings, Ltd.	39,500	240,407
Hong Kong Exchanges & Clearing, Ltd.	28,000	441,079
Hopewell Holdings, Ltd.	22,000	68,998
Hopson Development Holdings, Ltd.	24,000	28,501
Huabao International Holdings, Ltd.	45,000	65,016
Hutchison Whampoa, Ltd.	56,000	414,331
Hysan Development Company, Ltd.	13,193	42,236
Kerry Properties, Ltd.	17,268	86,640
Kingboard Chemical Holdings, Ltd.	18,000	85,051
Li & Fung, Ltd.	61,600	310,314
Li Ning Company, Ltd.	13,949	44,926
Lifestyle International Holdings, Ltd.	26,000	56,416
Mongolia Energy Company, Ltd. (I)	111,268	44,207
MTR Corp., Ltd.	41,190	147,289
New World Development Company, Ltd.	64,573	103,911
Nine Dragons Paper Holdings, Ltd.	51,000	70,167
Noble Group, Ltd.	80,001	93,019
NWS Holdings, Ltd.	15,593	28,522
Orient Overseas International, Ltd.	7,000	56,413
Parkson Retail Group, Ltd.	42,500	70,815
PCCW, Ltd.	148,000	48,231
Poly Hong Kong Investment, Ltd.	52,000	55,737
Renhe Commercial Holdings Compnay, Ltd.	294,000	58,588
Shandong Weigao Group Medical
Polymer Company, Ltd.	12,000	60,229
Shanghai Industrial Holdings, Ltd.	18,070	88,321
Shangri-La Asia, Ltd.	30,000	65,571
Sino Land Company, Ltd.	51,710	90,570
Sino-Forest Corp. (I)(S)	6,100	105,085
Sino-Ocean Land Holdings, Ltd.	100,365	70,784
Sinofert Holdings, Ltd. (I)	76,000	39,850
Sinotruk Hong Kong, Ltd.	26,500	25,212
Skyworth Digital Holdings, Ltd.	56,000	29,491
Soho China, Ltd.	73,500	47,154
Sun Hung Kai Properties, Ltd.	38,281	539,161
Swire Pacific, Ltd.	21,500	259,858
Television Broadcasting Company, Ltd.	11,000	54,573
The Link	57,769	169,332
Wharf Holdings, Ltd.	37,625	202,456
Wheelock and Company, Ltd.	20,000	57,729
Wing Hang Bank, Ltd.	6,585	69,904
Yue Yuen Industrial Holdings, Ltd.	23,500	77,042

		12,046,539
Hungary - 0.10%
Gedeon Richter Rt.	323	66,646
Magyar Telekom Rt.	18,477	55,997

The accompanying notes are an integral part of the financial statements.	156

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hungary (continued)
MOL Magyar Olaj & Gazipari Rt. (I)	1,036	$95,712
OTP Bank Rt. (I)	7,382	156,484

		374,839
India - 1.81%
Dr. Reddy’s Laboratories, Ltd., ADR (L)	11,916	343,300
Grasim Industries, Ltd., ADR (L)	2,144	92,120
ICICI Bank, Ltd., SADR	26,706	1,103,225
Infosys Technologies, Ltd., ADR (L)	32,784	1,878,195
Larsen & Toubro, Ltd.	11,995	461,808
Larsen & Toubro, Ltd., ADR (S)	2,732	105,334
Ranbaxy Laboratories, Ltd., ADR (I)	12,742	134,428
Reliance Communication, Ltd., ADR (L)(S)	34,017	112,848
Reliance Energy, Ltd., ADR (L)(S)	447	28,562
Reliance Industries, Ltd., ADR (S)	34,268	1,339,536
Reliance Natural
Resources, Ltd., ADR (I)(L)(S)	8,956	14,185
Satyam Computer Services, Ltd., ADR (I)(L)	19,591	88,551
State Bank of India, GDR	2,697	317,572
Tata Communications, Ltd., ADR (I)(L)	2,096	29,554
Tata Motors, Ltd., SADR (L)	13,084	280,128
Ultratech Cement, Ltd., GDR (L)	612	23,483
Wipro, Ltd., ADR (L)	36,394	466,935

		6,819,764
Indonesia - 0.56%
Adaro Energy Tbk	310,500	65,538
Aneka Tambang Tbk PT	82,500	18,916
Astra Agro Lestari Tbk PT	10,000	21,720
Astra International Tbk PT	56,000	294,596
Bank Central Asia Tbk PT	313,500	201,848
Bank Danamon Indonesia Tbk PT	102,926	61,206
Bank Mandiri Tbk PT	176,000	115,170
Bank Negara Indonesia Persero Tbk PT	62,000	23,891
Bank Pan Indonesia Tbk PT (I)	25,750	3,201
Bank Rakyat Indonesia Tbk PT	138,500	142,371
Bumi Resources Tbk PT	527,000	97,277
Gudang Garam Tbk PT	17,500	76,396
Indocement Tunggal Prakarsa Tbk PT	46,500	91,204
Indofood Sukses Makmur Tbk PT	130,500	65,819
Indosat Tbk PT	45,500	22,330
International Nickel Indonesia Tbk PT	91,500	43,214
Perusahaan Gas Negara Tbk PT	270,500	120,147
PT Indo Tambangray	8,500	36,994
PT Telekomunikiasi Indonesia Tbk PT, SADR	1,909	74,451
Semen Gresik Persero Tbk PT	72,500	69,750
Tambang Batubara Bukit Asam Tbk PT	28,000	54,179
Telekomunikasi Indonesia Tbk PT	225,000	215,221
Unilever Indonesia Tbk PT	49,000	87,376
United Tractors Tbk PT	48,833	99,327

		2,102,142
Ireland - 0.33%
Allied Irish Banks PLC - London Exchange (I)	1,000	976
Anglo Irish Bank Corp. PLC	29,183	0
Bank of Ireland (I)	55,355	53,712
C&C Group PLC	191	744
CRH PLC	22,225	343,434
Elan Corp. PLC	11,458	51,421
Elan Corp. PLC - Euro Comp Exchange	3,097	13,658
Experian PLC	27,088	258,384
Greencore Group PLC	32	48
Kerry Group PLC	4,052	132,926
Ryanair Holdings PLC, SADR (I)	1,496	42,412

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Ireland (continued)
Shire PLC	15,349	$331,209

		1,228,924
Israel - 0.56%
Alvarion, Ltd., ADR (I)	649	1,201
Bank Hapoalim, Ltd. (I)	22,914	93,890
Bank Leumi Le-Israel, Ltd. (I)	28,705	119,056
Bezek Israeli Telecommunications Corp., Ltd.	36,720	81,160
Cellcom Israel, Ltd.	1,227	34,233
Delek Group, Ltd.	167	41,984
Discount Investment Corp.	1,168	22,038
Elbit Systems, Ltd.	841	41,949
Israel Chemicals, Ltd.	12,111	153,639
Israel Corp., Ltd. (I)	77	62,349
Israel Discount Bank, Ltd. (I)	17,689	31,186
Makhteshim-Agam Industries, Ltd.	10,813	37,314
Mizrahi Tefahot Bank, Ltd.	1,677	13,787
Nice Systems, Ltd. (I)	2,253	60,574
Ormat Industries, Ltd.	1,927	14,262
Partner Communications Company, Ltd.	1,898	31,643
Teva Pharmaceutical Industries, Ltd.	24,897	1,259,514

		2,099,779
Italy - 1.91%
A2A SpA	38,352	53,312
Assicurazioni Generali SpA	30,112	541,696
Autogrill SpA (I)	5,120	58,848
Autostrade SpA	5,964	112,010
Banca Carige SpA	26,421	55,799
Banca Intesa SpA	32,386	72,933
Banca Monte dei Paschi di Siena SpA (I)	71,877	85,529
Banca Popolare di Milano SpA	14,062	61,122
Banche Popolari Unite SpA	18,665	162,934
Banco Popolare Societa Cooperativa	21,412	119,695
Enel SpA	176,466	837,279
Eni SpA	69,381	1,371,216
Exor SpA	2,902	53,434
Fiat SpA	20,630	240,367
Finmeccanica SpA	12,966	129,849
Intesa Sanpaolo SpA	209,915	584,992
Luxottica Group SpA	3,864	88,943
Mediaset SpA	23,427	144,775
Mediobanca SpA (I)	15,719	123,064
Mediolanum SpA (L)	8,733	32,315
Parmalat SpA	57,287	137,390
Pirelli & Company SpA	4,987	32,979
Prysmian SpA	5,581	87,108
Saipem SpA	6,971	242,748
Snam Rete Gas SpA	40,381	186,659
Telecom Italia SpA	237,449	320,072
Telecom Italia SpA, RSP	147,188	161,336
Terna Rete Elettrica Nazionale SpA	31,058	124,690
UniCredit Italiano SpA	412,996	962,405

		7,185,499
Japan - 14.41%
ABC-MART, Inc.	700	20,997
Acom Company, Ltd.	650	9,792
Advantest Corp.	4,200	79,327
AEON Company, Ltd.	15,300	163,119
AEON Credit Service Company, Ltd.	1,600	16,861
Aeon Mall Company, Ltd.	1,700	38,952
Air Water, Inc.	3,000	33,339
Aisin Seiki Company, Ltd.	4,800	124,398
Ajinomoto Company, Inc.	16,000	156,674
Alfresa Holdings Corp.	800	35,618

The accompanying notes are an integral part of the financial statements.	157

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
All Nippon Airways Company, Ltd. (I)	20,000	$72,759
Amada Company, Ltd.	9,000	53,322
Aozora Bank, Ltd.	13,000	17,452
Asahi Breweries, Ltd.	10,900	205,565
Asahi Glass Company, Ltd.	25,000	243,239
Asahi Kasei Corp.	30,000	147,825
Asics Corp.	4,000	37,486
Astellas Pharma, Inc.	12,300	424,327
Bank of Kyoto, Ltd.	7,000	55,656
Bank of Yokohama, Ltd.	32,000	138,763
Benesse Holdings, Inc.	1,800	81,124
Bridgestone Corp.	17,900	309,999
Brother Industries, Ltd.	6,000	64,666
Canon Sales Company, Inc.	1,800	23,059
Canon, Inc.	30,200	1,234,106
Casio Computer Company, Ltd.	6,300	41,745
Central Japan Railway Company, Ltd.	40	323,428
Chiba Bank, Ltd.	18,000	101,155
Chiyoda Corp.	4,000	27,591
Chubu Electric Power Company, Inc.	17,400	458,286
Chugai Pharmaceutical Company, Ltd.	5,000	85,174
Chugoku Bank, Ltd.	4,000	47,060
Chugoku Electric Power Company, Inc.	7,600	166,170
Chuo Mitsui Trust Holdings, Inc.	23,000	81,429
Citizen Watch Company, Ltd.	7,400	37,842
Coca-Cola West Japan Company, Ltd.	900	15,251
Cosmo Oil Company, Ltd.	11,000	26,400
Credit Saison Company, Ltd.	4,000	50,636
Dai Nippon Printing Company, Ltd.	16,000	185,562
Daicel Chemical Industries, Ltd.	7,000	42,825
Daido Steel Company, Ltd.	7,000	33,271
Daihatsu Motor Company, Ltd.	4,000	50,427
Daiichi Sankyo Company, Ltd.	17,100	340,930
Daikin Industries, Ltd.	5,800	197,000
Dainippon Sumitomo Pharma Company, Ltd.	3,700	30,765
Daito Trust Construction Company, Ltd.	2,100	120,448
Daiwa House Industry Company, Ltd.	12,000	112,502
Daiwa Securities Group, Inc.	45,000	183,275
Dena Company, Ltd.	2,400	71,791
Denki Kagaku Kogyo Kabushiki Kaisha	12,000	48,151
Denso Corp.	12,400	335,397
Dentsu, Inc.	4,700	106,818
Dowa Holdings Company, Ltd.	7,000	36,305
East Japan Railway Company	9,200	595,035
Eisai Company, Ltd.	6,600	237,703
Electric Power Development Company, Ltd.	3,000	96,553
Elpida Memory, Inc. (I)(L)	4,800	57,982
FamilyMart Company, Ltd.	1,300	46,988
Fanuc, Ltd.	5,200	560,589
Fast Retailing Company, Ltd.	1,300	179,910
Fuji Electric Holdings Company, Ltd.	15,000	37,005
Fuji Heavy Industries, Ltd. (I)	14,000	78,447
Fuji Television Network, Inc.	11	14,909
FUJIFILM Holdings Corp.	12,100	366,252
Fujitsu, Ltd.	47,000	325,446
Fukuoka Financial Group, Inc.	19,000	76,131
Furukawa Electric Company, Ltd.	16,000	57,894
GS Yuasa Corp. (L)	9,000	52,996
Gunma Bank	9,000	46,421
Hakuhodo DY Holdings, Inc.	650	30,318
Hankyu Hanshin Holdings, Inc.	31,200	143,203
Hino Motors, Ltd.	6,000	26,347
Hirose Electric Company, Ltd.	700	67,817
Hisamitsu Pharmaceutical Company, Inc.	1,500	61,892
Hitachi Chemical, Ltd.	2,800	48,457

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Hitachi Construction
Machinery Company, Ltd.	2,700	$53,866
Hitachi High-Technologies Corp.	1,000	16,188
Hitachi Metals, Ltd.	3,000	32,454
Hitachi, Ltd. (I)	122,000	494,020
Hokkaido Electric Power Company, Inc.	4,300	96,735
Hokuhoku Financial Group, Inc.	29,000	50,855
Hokuriku Electric Power Company	4,000	95,642
Honda Motor Company, Ltd.	44,000	1,450,386
Hoya Corp.	11,200	246,723
Ibiden Company, Ltd.	2,900	69,662
Idemitsu Kosan Company, Ltd.	500	39,426
Inpex Corp.	59	267,004
Isetan Mitsukoshi Holdings, Ltd.	10,940	115,185
Ishikawajima-Harima Heavy
Industries Company, Ltd.	33,000	58,761
Isuzu Motors, Ltd.	28,000	92,654
ITO EN, Ltd.	900	14,722
Itochu Corp.	40,100	326,478
Itochu Techno-Science Corp.	800	26,036
Iyo Bank, Ltd.	6,000	50,793
J Front Retailing Company, Ltd.	12,000	57,671
JAFCO Company, Ltd.	900	20,076
Japan Petroleum Exploration Company, Ltd.	800	28,800
Japan Prime Realty Investment Corp.	12	26,721
Japan Real Estate Investment Corp.	13	115,575
Japan Retail Fund Investment Corp.	35	46,842
Japan Tobacco, Inc.	118	365,996
JFE Holdings, Inc.	12,600	371,081
JGC Corp.	5,000	76,327
Joyo Bank, Ltd.	16,000	65,267
JS Group Corp.	5,800	110,683
JSR Corp.	4,700	69,081
Jupiter Telecommunications Company, Ltd.	57	60,713
JX Holdings, Inc. (I)	61,700	312,460
Kajima Corp.	20,000	47,063
Kamigumi Company, Ltd.	7,000	50,725
Kaneka Corp.	8,000	47,950
Kansai Electric Power Company, Ltd.	19,400	497,392
Kansai Paint Company, Ltd.	6,000	49,836
Kao Corp.	14,400	334,141
Kawasaki Heavy Industries, Ltd.	37,000	98,983
Kawasaki Kisen Kaisha, Ltd. (I)	15,000	56,154
KDDI Corp.	76	365,782
Keihin Electric Express
Railway Company, Ltd.	12,000	121,600
Keio Corp.	14,000	96,402
Keisei Electric Railway Company, Ltd.	7,000	44,837
Keyence Corp.	1,200	248,532
Kikkoman Corp.	4,000	40,636
Kinden Corp.	4,000	35,285
Kintetsu Corp. (L)	44,000	147,038
Kirin Holdings Company, Ltd.	22,000	304,171
Kobe Steel Company, Ltd.	69,000	142,533
Koito Manufacturing Company, Ltd.	2,000	27,533
Komatsu, Ltd.	24,400	497,258
Konami Corp.	1,700	27,284
Konica Minolta Holdings, Inc.	11,000	96,041
Koyo Seiko Company, Ltd.	5,300	43,337
Kubota Corp.	30,000	239,766
Kuraray Company, Ltd.	8,900	100,468
Kurita Water Industries, Ltd.	2,800	73,729
Kyocera Corp.	4,400	372,793
Kyowa Hakko Kogyo Company, Ltd.	6,737	65,791
Kyushu Electric Power Company, Inc.	10,500	249,795

The accompanying notes are an integral part of the financial statements.	158

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Lawson, Inc.	1,600	$72,887
Mabuchi Motor Company, Ltd.	700	32,958
Makita Corp.	2,900	82,277
Marubeni Corp.	42,000	215,895
Marui Company, Ltd.	4,100	27,459
Maruichi Steel Tube, Ltd.	400	7,604
Matsui Securities Company, Ltd.	2,100	12,078
Matsushita Electric Industrial Company, Ltd.	52,800	666,185
Matsushita Electric Works, Ltd.	9,000	117,946
Mazda Motor Corp.	44,000	98,109
McDonald’s Holdings Company (Japan), Ltd.	1,900	45,344
Mediceo Holdings Company, Ltd.	3,700	46,058
MEIJI Holdings Company, Ltd.	1,700	79,126
Minebea Company, Ltd.	10,000	45,925
Mitsubishi Chemical Holdings Corp.	31,500	148,854
Mitsubishi Corp.	35,200	757,023
Mitsubishi Electric Corp.	49,000	392,353
Mitsubishi Estate Company, Ltd.	32,000	479,927
Mitsubishi Gas & Chemicals Company, Inc.	9,000	48,521
Mitsubishi Heavy Industries, Ltd.	77,000	277,107
Mitsubishi Logistics Corp.	3,000	33,014
Mitsubishi Materials Corp. (I)	25,000	66,339
Mitsubishi Motors Corp. (I)(L)	98,000	124,625
Mitsubishi UFJ Financial Group	338,800	1,614,126
Mitsubishi UFJ Lease &
Finance Company, Ltd.	1,190	42,470
Mitsui & Company, Ltd.	44,900	586,752
Mitsui Chemicals, Inc.	22,000	56,130
Mitsui Engineering &
Shipbuilding Company, Ltd.	19,000	40,376
Mitsui Fudosan Company, Ltd.	23,000	374,640
Mitsui Mining & Smelting Company, Ltd.	13,000	34,949
Mitsui O.S.K. Lines, Ltd.	30,000	189,255
Mitsui Sumitomo Insurance Group Holdings	14,400	321,790
Mitsumi Electric Company, Ltd.	1,900	26,542
Mizuho Financial Group, Inc.	537,400	823,186
Mizuho Trust & Banking Company, Ltd. (I)	27,000	21,844
Murata Manufacturing Company, Ltd.	5,600	265,789
Namco Bandai Holdings, Inc.	5,100	48,382
NEC Corp.	64,000	163,613
NGK INSULATORS, Ltd.	7,000	106,103
NGK Spark Plug Company, Ltd.	3,000	35,034
NHK Spring Company, Ltd.	3,000	24,834
Nidec Corp.	2,800	247,036
Nikon Corp.	8,500	142,123
Nintendo Company, Ltd.	2,600	721,497
Nippon Building Fund, Inc.	13	110,100
Nippon Electric Glass Company, Ltd.	10,000	111,621
Nippon Express Company, Ltd.	19,000	66,364
Nippon Meat Packers, Inc.	4,000	47,936
Nippon Paper Group, Inc.	2,100	54,472
Nippon Sheet Glass Company, Ltd. (L)	12,000	26,202
Nippon Steel Corp.	131,000	430,947
Nippon Telegraph & Telephone Corp.	13,400	576,239
Nippon Yusen Kabushiki Kaisha	40,000	153,855
Nishi-Nippon City Bank, Ltd.	17,000	47,745
Nissan Chemical Industries, Ltd.	4,000	40,492
Nissan Motor Company, Ltd. (I)	65,600	499,728
Nissha Printing Company, Ltd. (L)	700	15,491
Nisshin Seifun Group, Inc.	4,500	57,772
Nisshin Steel Company	11,000	17,628
Nisshinbo Holdings, Inc.	3,000	28,315
Nissin Food Products Company, Ltd.	1,700	60,460
Nitori Company, Ltd.	900	78,407
Nitto Denko Corp.	4,500	144,897

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
NKSJ Holdings, Inc. (I)	38,000	$213,285
NOK Corp.	2,500	37,800
Nomura Holdings, Inc.	95,500	540,785
Nomura Real Estate Holdings, Inc.	2,400	31,684
Nomura Real Estate Office Fund, Inc.	6	29,752
Nomura Research Institute, Ltd.	2,400	46,554
NSK, Ltd.	11,000	65,770
NTN Corp.	12,000	45,292
NTT Data Corp.	33	102,961
NTT DoCoMo, Inc.	414	698,841
NTT Urban Development Corp.	31	24,275
Obayashi Corp.	15,000	56,982
OBIC Company, Ltd.	130	24,420
Odakyu Electric Railway Company, Ltd.	15,000	138,401
Oji Paper Company, Ltd.	20,000	94,613
Olympus Corp.	5,700	135,692
Omron Corp.	5,200	110,297
Ono Pharmaceutical Company, Ltd.	2,000	87,786
Oracle Corp.	1,000	51,288
Oriental Land Company, Ltd.	1,300	115,208
ORIX Corp.	2,590	194,348
Osaka Gas Company, Ltd.	47,000	177,235
Otsuka Corp.	400	26,281
Rakuten, Inc.	173	131,117
Resona Holdings, Inc. (L)	16,700	165,074
Ricoh Company, Ltd.	18,000	229,937
Rinnai Corp.	1,000	59,804
Rohm Company, Ltd.	2,600	156,501
SANKYO Company, Ltd.	1,200	60,636
Santen Pharmaceutical Company, Ltd.	1,900	68,035
Sanyo Electric Company, Ltd. (I)	41,000	67,095
Sapporo Hokuyo Holdings, Inc.	8,200	38,594
Sapporo Holdings, Ltd.	7,000	32,680
SBI Holdings, Inc.	446	55,206
Secom Company, Ltd.	5,300	231,154
SEGA SAMMMY HOLDINGS, Inc.	4,700	69,955
Seiko Epson Corp.	3,800	48,585
Sekisui Chemical Company, Ltd.	11,000	64,637
Sekisui House, Ltd.	16,000	138,387
Senshu Ikeda Holdings, Inc.	16,000	22,654
Seven & I Holdings Company, Ltd.	19,800	451,651
Seven Bank, Ltd.	9	17,152
Sharp Corp.	26,000	248,121
Shikoku Electric Power Company, Inc.	4,300	133,218
Shimadzu Corp.	5,000	33,964
Shimamura Company, Ltd.	600	54,727
Shimano, Inc.	1,600	78,355
Shimizu Corp.	16,000	56,914
Shin-Etsu Chemical Company, Ltd.	11,100	512,471
Shinko Electric Industries Company, Ltd.	1,600	17,625
Shinko Securities Company, Ltd.	14,000	31,310
Shinsei Bank, Ltd. (I)(L)	19,000	14,435
Shionogi & Company, Ltd.	7,000	121,909
Shiseido Company, Ltd.	8,800	197,385
Shizuoka Bank, Ltd.	14,000	116,972
Showa Denko KK	34,000	60,544
Showa Shell Sekiyu KK	4,600	33,276
SMC Corp.	1,400	172,182
Softbank Corp.	21,000	601,419
Sojitz Holdings Corp.	24,700	39,822
Sony Corp.	27,000	755,701
Sony Financial Holdings, Inc.	21	68,924
Square Enix Company, Ltd.	1,800	37,092
Stanley Electric Company, Ltd.	3,100	47,707
Sumco Corp. (I)	2,900	49,175

The accompanying notes are an integral part of the financial statements.	159

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Sumitomo Chemical Company, Ltd.	41,000	$167,913
Sumitomo Corp.	30,100	344,083
Sumitomo Electric Industries, Ltd.	20,700	221,880
Sumitomo Heavy Industries, Ltd.	14,000	64,613
Sumitomo Metal Industries, Ltd.	86,000	201,089
Sumitomo Metal Mining Company, Ltd.	14,000	179,034
Sumitomo Mitsui Financial Group	35,000	1,039,845
Sumitomo Realty &
Development Company, Ltd.	9,000	172,402
Sumitomo Rubber Industries, Inc.	3,600	32,790
Suruga Bank, Ltd.	5,000	43,670
Suzuken Company, Ltd.	1,500	52,033
Suzuki Motor Corp.	8,800	175,143
Sysmex Corp.	800	50,673
T&D Holdings, Inc.	7,100	135,550
Taiheiyo Cement Corp. (I)(L)	24,000	26,838
Taisei Corp.	25,000	49,275
Taisho Pharmaceuticals Company, Ltd.	3,000	59,801
Taiyo Nippon Sanso Corp.	5,000	39,492
Takashimaya Company, Ltd.	6,000	45,317
Takeda Pharmaceutical Company, Ltd.	19,500	894,885
Tanabe Seiyaku Company, Ltd.	5,000	78,249
TDK Corp.	3,000	157,106
Teijin, Ltd.	21,000	64,874
Terumo Corp.	4,600	227,181
The 77th Bank, Ltd.	9,000	44,707
The Dai-ichi Life Insurance Company, Ltd.	212	250,466
The Hachijuni Bank, Ltd.	10,000	54,264
The Hiroshima Bank, Ltd.	13,000	52,105
The Japan Steel Works, Ltd.	9,000	79,991
The Sumitomo Trust &
Banking Company, Ltd.	39,000	207,015
The Tokyo Electric Power Company, Inc.	31,700	922,663
THK Company, Ltd.	3,000	49,284
Tobu Railway Company, Ltd.	23,000	131,263
Toho Company, Ltd.	2,200	35,655
Toho Gas Company, Ltd.	10,000	51,737
Tohoku Electric Power Company, Inc.	11,200	259,828
Tokio Marine Holdings, Inc.	19,100	511,416
Tokuyama Corp.	7,000	33,839
Tokyo Electron, Ltd.	4,600	216,861
Tokyo Gas Company, Ltd.	65,000	303,290
Tokyo Steel Manufacturing Company, Ltd.	2,400	26,159
Tokyo Tatemono Company, Ltd.	7,000	24,421
Tokyu Corp.	31,000	141,551
Tokyu Land Corp.	10,000	39,690
TonenGeneral Sekiyu KK	6,000	54,136
Toppan Printing Company, Ltd.	15,000	113,990
Toray Industries, Inc. (L)	36,000	190,754
Toshiba Corp. (I)	106,000	500,313
Tosoh Corp.	12,000	30,110
Toto, Ltd.	7,000	44,555
Toyo Seikan Kaisha, Ltd.	3,900	61,890
Toyo Suisan Kaisha, Ltd.	2,000	42,109
Toyoda Gosei Company, Ltd.	1,600	32,701
Toyota Boshoku Corp.	1,800	26,119
Toyota Industries Corp.	4,500	113,411
Toyota Motor Corp.	73,200	2,484,124
Toyota Tsusho Corp.	5,200	74,352
Trend Micro, Inc.	2,400	64,930
Tsumura & Company, Ltd.	1,300	40,505
Ube Industries, Ltd.	22,000	46,490
Unicharm Corp.	1,000	121,847
UNY Company, Ltd.	3,500	25,645
Ushio, Inc.	2,900	48,900

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
USS Company, Ltd.	570	$42,154
West Japan Railway Company, Ltd.	48	178,079
Yahoo! Japan Corp.	384	138,024
Yakult Honsha Company, Ltd.	2,400	71,594
Yamada Denki Company, Ltd.	2,170	135,030
Yamaguchi Financial Group, Inc.	7,000	66,141
Yamaha Corp.	3,400	34,792
Yamaha Motor Company, Ltd. (I)	6,900	92,936
Yamato Kogyo Company, Ltd.	1,200	27,213
Yamato Transport Company, Ltd.	11,400	133,790
Yamazaki Baking Company, Ltd.	3,000	36,521
Yaskawa Electric Corp.	6,000	41,448
Yokogawa Electric Corp.	3,600	22,347

		54,273,391
Luxembourg - 0.32%
ArcelorMittal	22,216	645,015
Millicom International Cellular SA	1,914	174,925
SES SA	7,336	168,135
Tenaris SA	12,429	209,407

		1,197,482
Malaysia - 0.70%
AirAsia BHD (I)	17,100	9,090
Alliance Financial Group BHD	32,900	31,947
AMMB Holdings BHD	39,600	71,078
Asiatic Development BHD	12,400	28,587
Axiata Group BHD (I)	63,125	88,960
Berjaya Corp. BHD	4,870	621
Berjaya Corp. BHD (Kuala Lumpur Exchange)	48,700	14,625
Berjaya Sports Toto BHD	14,035	18,464
British American Tobacco Malaysia BHD	3,800	54,355
Bursa Malaysia BHD	7,600	17,268
Commerce Asset Holdings BHD	107,800	266,762
Digi.Com BHD	10,400	81,820
Gamuda BHD	49,500	54,486
Genting BHD	61,500	184,331
Hong Leong Bank BHD	11,600	32,585
Hong Leong Credit BHD	4,400	12,146
IJM Corp. BHD	19,860	31,376
IOI Corp. BHD	78,453	130,662
Kuala Lumpur Kepong BHD	13,400	71,936
Lafarge Malayan Cement BHD	7,380	17,534
Malayan Banking BHD	80,587	214,783
Malaysian Airline System BHD (I)	14,400	9,809
Maxis BHD	51,600	88,279
MISC BHD	27,280	75,880
MMC Corp. BHD	44,200	35,393
Parkson Holdings BHD	18,887	32,940
Petronas Dagangan BHD	5,200	17,790
Petronas Gas BHD	16,800	56,116
PLUS Expressways BHD	35,400	47,159
PPB Group BHD	9,300	50,314
Public Bank BHD - Foreign Market	27,000	104,629
Resorts World BHD	81,800	78,300
RHB Capital BHD	20,300	42,747
Sime Darby BHD	72,538	192,319
SP Setia BHD	15,150	20,758
Tanjong PLC	8,400	56,694
Telekom Malaysia BHD	30,000	33,577
Tenaga Nasional BHD	45,900	128,945
UMW Holdings BHD	23,600	49,580
YTL Corp. BHD	11,646	27,263
YTL Power International BHD	81,703	58,451

		2,640,359

The accompanying notes are an integral part of the financial statements.	160

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malta - 0.00%
BGP Holdings PLC (I)	181,302	$0
Mexico - 0.97%
Alfa SA de CV	10,600	72,164
America Movil SAB de CV, Series L	505,833	1,183,013
Cemex SA de CV (I)	235,840	183,499
Coca-Cola Femsa SAB de CV, Series L	8,800	66,023
Desarrolladora Homex SA de CV (I)	3,100	14,366
Fomento Economico Mexicano SA de CV	58,400	285,155
Fresnillo PLC	5,418	90,277
Grupo Aeroportuario del Pacifico SA de
CV, Series B	15,900	45,341
Grupo Bimbo SA de CV	7,700	52,940
Grupo Carso SA de CV	18,283	80,823
Grupo Elektra SA de CV	2,400	76,460
Grupo Financiero Banorte SA de CV	34,604	123,820
Grupo Financiero Inbursa SA de CV	21,033	76,551
Grupo Mexico SAB de CV, Series B	105,587	271,259
Grupo Modelo SA	16,400	86,974
Grupo Televisa SA	62,900	232,788
Industrias Penoles SA de CV	3,400	71,094
Kimberly-Clark de Mexico SA de CV	17,100	99,107
Mexichem SAB de CV	19,125	49,307
Telefonos de Mexico SA de CV	141,600	98,588
Urbi Desarrollos Urbanos SA de CV (I)	21,100	39,005
Wal-Mart de Mexico SA de CV, Series V	160,776	364,442

		3,662,996
Netherlands - 1.74%
Aegon NV (I)	42,104	215,448
Akzo Nobel NV	6,462	340,178
ASML Holding NV	11,817	293,620
Corio NV	1,383	79,357
Delta Lloyd NV	3,179	54,030
Fugro NV	1,994	111,906
Heineken Holding NV	3,236	124,326
Heineken NV (L)	6,504	290,523
ING Groep NV (I)	102,594	907,065
Koninklijke (Royal) KPN NV	44,261	640,588
Koninklijke Ahold NV	32,485	399,077
Koninklijke Boskalis Westinster NV	2,396	88,987
Koninklijke DSM NV	4,039	167,357
Koninklijke Philips Electronics NV	26,124	729,197
Koninklijke Vopak NV	2,345	93,919
Randstad Holdings NV (I)	3,451	127,835
Reed Elsevier NV	19,777	236,444
SBM Offshore NV	6,096	92,466
TNT NV	9,976	252,151
Unilever NV	43,481	1,161,679
Wolters Kluwer NV	8,408	156,594

		6,562,747
New Zealand - 0.07%
Auckland International Airport, Ltd.	28,133	39,259
Contact Energy, Ltd. (I)	5,405	21,307
Fletcher Building, Ltd.	20,856	109,474
Sky City Entertainment Group, Ltd.	13,600	27,283
Telecom Corp. of New Zealand, Ltd.	52,674	74,964

		272,287
Norway - 0.48%
Aker Solutions ASA	5,023	55,096
DnB NOR ASA	26,977	296,742
Norsk Hydro ASA (L)	30,118	142,878
Orkla ASA	24,367	203,197
Renewable Energy Corp. ASA (I)(L)	9,710	24,902

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Norway (continued)
Statoil ASA	29,640	$554,864
Telenor ASA	22,600	330,070
Yara International ASA	5,400	216,055

		1,823,804
Peru - 0.13%
Cia Minera Milpo SAA	4,000	9,939
Compania de Minas Buenaventura SA	1,807	73,714
Compania de Minas Buenaventura SA, ADR	2,819	116,537
Credicorp SA	840	88,200
Credicorp, Ltd., ADR	1,352	142,298
Southern Peru Copper Corp.	1,346	40,609

		471,297
Philippines - 0.14%
Ascendas Real Estate Investment Trust	46,000	70,182
Ayala Corp.	8,363	63,712
Ayala Land, Inc.	118,600	42,953
Banco De Oro	49,014	56,194
Bank of the Philippine Islands	63,788	67,325
Globe Telecommunications, Inc.	690	12,148
Jollibee Foods Corp.	9,000	15,453
Manila Electric Company	9,142	36,179
Metropolitan Bank & Trust Company	12,800	18,052
Philippine Long Distance Telephone Company	1,100	59,255
PNOC Energy Development Corp.	166,001	16,980
SM Investments Corp.	3,594	37,518
SM Prime Holdings, Ltd.	84,941	20,471

		516,422
Poland - 0.33%
Asseco Poland SA PDA	2,053	35,706
Bank Handlowy w Warszawie SA	917	22,557
Bank Millennium SA (I)	2,548	3,549
Bank Pekao SA	2,870	139,290
Bank Zachodni WBK SA	404	23,969
Boryszew SA (I)	3,300	4,044
BRE Bank SA (I)	481	38,577
Cyfrowy Polsat SA	2,783	12,467
Getin Holding SA (I)	12,724	38,577
Globe Trade Centre SA (I)	4,447	31,875
Grupa Lotos SA (I)	2,585	24,285
ING Bank Slaski SA (I)	96	24,551
KGHM Polska Miedz SA	4,388	148,027
PBG SA	99	7,099
Polish Oil & Gas Company	19,646	21,859
Polska Grupa Energetyczna SA (I)	8,639	62,294
Polski Koncern Naftowy Orlen SA (I)	10,694	131,022
Powszechna Kasa Oszczednosci Bank
Polski SA	15,442	185,367
Powszechny Zaklad Ubezpieczen SA	1,025	122,344
Sygnity SA (I)	160	678
Telekomunikacja Polska SA	20,599	111,486
TVN SA	6,487	35,191

		1,224,814
Portugal - 0.17%
Banco Comercial dos Acores SA (L)	88,835	70,556
Banco Espirito Santo SA	14,371	62,010
Brisa Auto Estrada SA	3,494	21,918
Cimpor-Cimentos De Portugal SA	8,622	52,719
Electricidade de Portugal SA	53,067	160,691
Galp Energia SGPS SA	3,671	59,360
Jeronimo Martins SGPS SA	4,765	52,561
Portugal Telecom SGPS SA	14,559	170,384

		650,199

The accompanying notes are an integral part of the financial statements.	161

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Russia - 1.50%
Comstar United Telesystems, GDR	2,612	$16,900
Federal Grid Company Unified Energy System
JSC, GDR (S)(I)	1,540	8,316
Gazprom Neft, SADR	1,417	26,640
Gazprom OAO, SADR	95,591	1,954,836
Gazprom OAO, SADR (London Exchange)	5,017	103,150
JSC MMC Norilsk Nickel, ADR (L)	36,450	617,828
Lukoil OAO, ADR	19,996	1,056,789
Mechel, SADR	3,503	79,693
Mobile TeleSystems, SADR	13,766	287,159
NovaTek OAO, ADR	2,460	180,246
Novolipetsk Steel, ADR	2,919	84,943
Polyus Gold Company ZAO, SADR	3,412	85,471
Rosneft Oil Company, GDR (I)	49,399	311,016
Rostelecom, ADR (I)	877	21,267
Severstal, ADR	4,900	58,996
Sibirtelecom, ADR (I)	424	5,258
Sistema JSFC, Reg. S, GDR	2,210	56,731
Surgutneftegaz SADR (L)	17,331	70,884
Surgutneftegaz, ADR (L)	19,977	187,784
Tatneft, ADR	6,077	181,581
TMK OAO, GDR	742	11,560
Uralkali, SADR	4,329	100,001
UralsvyAzinform, ADR (I)	1,471	10,150
VolgaTelecom, ADR (I)	1,172	7,149
VTB Bank OJSC, GDR	20,343	104,087
Wimm-Bill-Dann Foods OJSC, ADR	1,099	20,145

		5,648,580
Singapore - 1.12%
Capitaland, Ltd.	66,500	192,691
CapitaMall Trust	69,200	98,933
CapitaMalls Asia, Ltd.	51,000	79,253
City Developments, Ltd.	16,000	129,013
ComfortDelGro Corp., Ltd.	63,000	69,419
Cosco Corp. Singapore, Ltd. (L)	31,000	36,074
DBS Group Holdings, Ltd.	46,650	479,438
Fraser and Neave, Ltd.	29,000	119,032
Genting Singapore PLC (I)	170,400	213,065
Golden Agri-Resources, Ltd.	220,240	91,255
Jardine Cycle and Carriage, Ltd.	2,254	54,020
Keppel Corp., Ltd.	33,210	219,054
Keppel Land, Ltd.	22,000	63,142
Neptune Orient Lines, Ltd. (I)	29,750	42,092
Olam International, Ltd.	35,799	70,439
Oversea-Chinese Banking Corp., Ltd.	64,092	409,583
SembCorp Industries, Ltd.	31,000	97,337
SembCorp Marine, Ltd.	28,600	80,609
Singapore Airlines, Ltd.	13,140	146,260
Singapore Exchange, Ltd.	20,000	111,202
Singapore Press Holdings, Ltd.	40,000	120,590
Singapore Technologies Engineering, Ltd.	47,000	111,197
Singapore Telecommunications, Ltd.	203,950	464,342
StarHub, Ltd.	17,000	30,829
United Overseas Bank, Ltd.	32,864	455,627
UOL Group, Ltd.	18,000	53,197
Wilmar International, Ltd.	33,000	152,859
Yangzijiang Shipbuilding Holdings, Ltd.	26,000	30,462

		4,221,014
South Africa - 1.56%
ABSA Group, Ltd.	7,598	127,016
African Bank Investments, Ltd.	18,007	78,922
African Rainbow Minerals, Ltd.	2,484	51,786
Anglo Platinum, Ltd. (I)	1,682	138,800

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
AngloGold Ashanti, Ltd.	9,257	$393,971
Aspen Pharmacare Holdings, Ltd. (I)	6,108	69,539
Aveng, Ltd.	8,562	44,049
Bidvest Group, Ltd.	7,254	133,627
Discovery Holdings, Ltd., ADR	4,568	21,700
FirstRand, Ltd.	67,848	177,327
Foschini, Ltd.	4,532	43,544
Gold Fields, Ltd.	19,530	278,500
Growthpoint Properties, Ltd.	46,378	105,851
Harmony Gold Mining Company, Ltd.	9,965	102,487
Impala Platinum Holdings, Ltd.	13,186	310,199
Imperial Holdings, Ltd.	3,797	52,446
Investec, Ltd.	4,018	30,120
Kumba Iron Ore, Ltd.	1,839	83,526
Kumba Resources, Ltd.	2,734	42,308
Liberty Holdings, Ltd.	1,135	10,776
Massmart Holdings, Ltd.	4,757	78,921
Mittal Steel South Africa, Ltd.	3,731	41,561
MTN Group, Ltd.	42,887	698,982
Murray & Roberts Holdings, Ltd.	5,381	30,184
Naspers, Ltd. (I)	10,502	423,024
Nedbank Group, Ltd.	3,842	72,978
Netcare, Ltd. (I)	20,102	36,020
Northam Platinum, Ltd.	837	4,558
Pick’n Pay Stores, Ltd.	4,684	28,149
Pretoria Portland Cement Company, Ltd.	12,055	49,057
Redefine Income Fund, Ltd.	68,088	73,703
Remgro, Ltd.	10,441	140,620
Reunert, Ltd.	6,293	49,005
RMB Holdings, Ltd.	18,226	82,092
Sanlam, Ltd.	48,622	152,920
Sappi, Ltd. (I)	11,239	53,129
Sasol, Ltd.	14,829	563,304
Shoprite Holdings, Ltd.	10,482	128,255
Standard Bank Group, Ltd.	31,768	448,962
Steinhoff International Holdings, Ltd. (I)	27,313	69,472
Telkom SA, Ltd.	4,799	21,835
Tiger Brands, Ltd.	3,806	93,103
Truworths International, Ltd.	11,150	88,425
Vodacom Group, Ltd.	9,464	79,192
Woolworths Holdings, Ltd.	22,598	75,261

		5,879,206
South Korea - 3.04%
Amorepacific Corp.	96	88,054
Busan Bank	5,225	55,747
Celltrion, Inc. (I)	2,300	39,558
Cheil Industries, Inc.	1,020	89,115
CJ CheilJedang Corp.	238	44,140
Daegu Bank	4,210	49,086
Daelim Industrial Company, Ltd.	520	32,854
Daewoo Engineering &
Construction Company, Ltd.	4,529	37,291
Daewoo International Corp.	1,795	50,020
Daewoo Securities Company, Ltd.	2,740	50,751
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	3,220	62,723
DC Chemical Company, Ltd.	340	105,801
Dongbu Insurance Company, Ltd.	1,320	37,099
Dongkuk Steel Mill Company, Ltd.	1,380	27,579
Doosan Corp.	310	30,970
Doosan Heavy Industries and
Construction Company, Ltd.	990	56,724
Doosan Infracore Company, Ltd. (I)	2,880	46,262
GLOVIS Company, Ltd.	190	26,065

The accompanying notes are an integral part of the financial statements.	162

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
GS Engineering & Construction Corp.	1,220	$87,347
GS Holdings Corp.	1,810	74,459
Hana Financial Group, Inc.	4,940	127,486
Hanjin Heavy Industries &
Construction Company, Ltd.	1,508	36,095
Hankook Tire Company, Ltd.	2,600	56,629
Hanwha Chemical Corp.	3,004	67,460
Hanwha Corp.	1,570	58,514
Hite Brewery Company, Ltd.	147	15,943
Honam Petrochemical Corp.	290	45,611
Hynix Semiconductor, Inc. (I)	12,510	220,826
Hyosung Corp.	840	74,865
Hyundai Department Store Company, Ltd.	490	49,112
Hyundai Development Company	2,320	53,138
Hyundai Engineering &
Construction Company, Ltd.	1,670	89,307
Hyundai Heavy Industries Company, Ltd.	1,020	225,157
Hyundai Mipo Dockyard Company, Ltd.	360	48,350
Hyundai Mobis	1,770	321,089
Hyundai Motor Company, Ltd.	4,070	479,548
Hyundai Securities Company, Ltd.	4,428	53,423
Hyundai Steel Company	1,420	128,771
Industrial Bank of Korea	3,230	39,356
Kangwon Land, Inc.	3,600	66,007
KB Financial Group, Inc.	8,589	349,296
KB Financial Group, Inc., ADR (L)	2,563	104,417
KCC Corp.	160	39,872
Kia Motors Corp.	6,540	168,432
Korea Electric Power Corp. (I)	6,793	164,978
Korea Exchange Bank	7,470	79,285
Korea Gas Corp.	780	28,090
Korea Investment Holdings Company, Ltd.	1,590	42,016
Korea Life Insurance Company Ltd.	6,400	42,874
Korea Zinc Company, Ltd.	290	64,863
Korean Air Lines Company, Ltd. (I)	1,207	73,295
KT Corp.	3,012	110,093
KT&G Corp.	2,950	150,280
LG Chem, Ltd.	1,269	366,058
LG Corp.	2,380	171,057
LG Display Company, Ltd.	6,016	166,756
LG Display Company, Ltd., ADR	439	6,181
LG Electronics, Inc.	2,450	197,414
LG Household & Health Care, Ltd.	270	90,524
LG Innotek Company, Ltd.	290	32,028
LG Telecom, Ltd.	4,337	27,082
Lotte Confectionery Company, Ltd.	20	20,566
Lotte Shopping Company, Ltd.	260	84,206
LS Cable, Ltd.	330	32,301
LS Industrial Systems Company, Ltd.	420	33,919
Mirae Asset Securities Company, Ltd.	974	46,420
NCSoft Corp.	300	57,481
NHN Corp. (I)	1,154	188,959
POSCO	1,693	685,737
POSCO, SADR	575	58,052
S-Oil Corp.	1,520	73,286
S1 Corp.	840	40,641
Samsung Card Company, Ltd.	1,190	53,169
Samsung Corp.	3,197	150,715
Samsung Electro-Mechanics Company, Ltd.	1,540	146,170
Samsung Electronics Company, Ltd.	2,957	1,869,674
Samsung Engineering Company, Ltd.	860	94,553
Samsung Fire & Marine
Insurance Company, Ltd.	990	157,963
Samsung Heavy Industries Company, Ltd.	4,051	90,231
Samsung Life Insurance Company, Ltd.	1,460	133,007

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Samsung SDI Company, Ltd.	980	$137,118
Samsung Securities Company, Ltd.	1,050	50,953
Samsung Techwin Company, Ltd.	932	86,137
Seoul Semiconductor Company, Ltd.	980	29,775
Shinhan Financial Group Company, Ltd.	10,853	414,774
Shinsegae Company, Ltd.	364	175,112
SK Broadband Company, Ltd. (I)	6,459	28,527
SK C&C Company, Ltd.	460	35,143
SK Energy Company, Ltd.	1,466	156,447
SK Holdings Company, Ltd.	903	69,430
SK Networks Company, Ltd.	2,740	22,611
SK Telecom Company, Ltd.	1,027	138,286
STX Pan Ocean Company, Ltd.	4,057	38,861
Tong Yang Investment Bank	1,771	14,555
Woongjin Coway Company, Ltd.	1,690	56,404
Woori Finance Holdings Company, Ltd.	7,150	80,544
Woori Investment & Securities Company, Ltd.	3,040	44,667
Yuhan Corp.	300	44,503

		11,464,120
Spain - 2.41%
Abertis Infraestructuras SA	7,900	130,375
Acciona SA	599	47,040
Acerinox SA	2,123	33,341
ACS Actividades de Construccion y
Servicios SA	3,618	149,378
Banco Bilbao Vizcaya Argentaria SA	95,062	1,145,808
Banco de Sabadell SA (L)	24,268	116,891
Banco de Valencia SA (I)	3,791	20,081
Banco Popular Espanol SA	20,267	120,864
Banco Santander SA	218,425	2,552,840
Bankinter SA (L)	5,678	36,694
Cintra Concesiones de Infraestructuras de
Transporte SA	9,830	85,905
Criteria Caixacorp SA (L)	21,394	100,097
EDP Renovaveis SA (I)	8,841	49,033
Enagas	4,541	79,949
Fomento de Construcciones SA	688	16,121
Gamesa Corporacion Tecnologica SA (I)	3,709	24,831
Gas Natural SDG SA	5,720	86,156
Gestevision Telecinco SA	1,373	13,852
Grifols SA	2,615	30,396
Iberdrola Renovables SA	20,040	65,324
Iberdrola SA	99,699	698,844
Iberia Lineas Aereas de Espana SA (I)	9,375	30,182
Inditex SA	5,554	369,715
Indra Sistemas SA	1,985	33,119
Mapfre SA	17,396	49,689
Red Electrica De Espana	2,909	119,430
Repsol YPF SA	18,754	425,767
Telefonica SA	109,037	2,405,345
Zardoya Otis SA	3,179	49,507

		9,086,574
Sweden - 1.80%
Alfa Laval AB	8,300	120,785
Assa Abloy AB, Series B	7,800	154,989
Atlas Copco AB, Series A	16,899	255,938
Atlas Copco AB, Series B	9,473	129,517
Boliden AB	6,500	73,134
Electrolux AB	5,884	113,093
Ericsson (LM), Series B	80,000	774,056
Getinge AB, Series B	4,666	93,528
Hennes & Mauritz AB, B Shares	27,400	891,821
Holmen AB, Series B	1,300	34,304

The accompanying notes are an integral part of the financial statements.	163

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Husqvarna AB, B Shares	9,889	$61,883
Investor AB, B Shares	11,000	189,890
Kinnevik Investment AB	4,900	89,029
Modern Times Group AB, B Shares	1,210	69,381
Nordea Bank AB	86,675	773,363
Ratos AB	2,500	66,668
Sandvik AB	25,544	301,553
Scania AB, Series B	7,900	145,391
Securitas AB, Series B	7,800	71,507
Skandinaviska Enskilda Banken AB, Series A	36,280	225,020
Skanska AB, Series B	9,500	145,636
SKF AB, B Shares	9,900	177,199
SSAB AB, Series A	4,300	58,675
SSAB AB, Series B	1,150	13,828
Svenska Cellulosa AB	14,200	188,283
Svenska Handelsbanken AB, Series A	12,400	322,723
Swedbank AB, Class A (I)	17,150	192,458
Swedish Match AB	6,000	138,023
Tele2 AB, Series B	7,491	134,502
Teliasonera AB	57,500	412,582
Volvo AB, Series B (I)	29,800	344,022

		6,762,781
Switzerland - 5.57%
ABB, Ltd. (I)	59,156	1,141,402
Actelion, Ltd. (I)	3,456	148,026
Adecco SA	3,975	185,000
Aryzta AG	3,099	132,356
Baloise Holding AG	1,670	135,210
Compagnie Financiere Richemont SA	14,476	560,896
Credit Suisse Group AG	30,004	1,310,930
GAM Holding, Ltd. (I)	7,098	88,254
Geberit AG	1,264	203,262
Givaudan AG	248	236,672
Holcim, Ltd.	6,440	385,866
Julius Baer Group, Ltd.	5,818	204,301
Kuehne & Nagel International AG	1,738	181,022
Lindt & Spruengli AG - PC	36	84,299
Lindt & Spruengli AG - REG	5	131,950
Logitech International SA (I)(L)	7,398	109,521
Lonza Group AG	1,540	127,562
Nestle SA	91,802	4,747,750
Nobel Biocare Holding AG	4,707	73,728
Novartis AG	55,961	2,935,251
Pargesa Holding SA, ADR	1,087	70,878
Roche Holdings AG	18,644	2,532,585
Schindler Holding AG - PC	1,202	119,531
Schindler Holding AG - REG	700	68,776
SGS SA	177	255,765
Sika AG	72	126,255
Sonova Holding AG	1,478	188,901
Straumann Holding AG	338	71,109
Swatch Group AG (L)	950	56,040
Swiss Life Holding (I)	1,002	104,516
Swiss Reinsurance Company, Ltd.	9,481	393,148
Swisscom AG	731	283,928
Syngenta AG	2,624	604,380
Synthes AG	1,922	211,904
The Swatch Group AG, BR Shares	854	273,764
UBS AG, (Swiss Exchange) (I)	96,849	1,629,736
Zurich Financial Services AG	3,950	879,763

		20,994,237
Taiwan - 1.83%
Acer, Inc.	57,177	134,265

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Advanced Semiconductor Engineering, Inc.	103,722	$71,026
Advantech Company, Ltd.	1,519	3,445
Asia Cement Corp.	29,469	26,413
Asustek Computer, Inc.	12,110	80,537
AU Optronics Corp. (I)	160,701	138,323
Catcher Technology Company, Ltd. (I)	8,657	19,163
Cathay Financial Holdings Company, Ltd.	134,137	193,279
Chang Hwa Commercial Bank, Ltd.	82,000	46,697
Cheng Shin Rubber Industry Company, Ltd.	17,002	34,586
Cheng Uei Precision Industry Company, Ltd.	2,690	4,331
China Airlines, Ltd. (I)	19,577	11,688
China Development Financial Holdings Corp.	181,145	49,641
China Steel Corp.	220,239	208,197
Chinatrust Financial Holding Company, Ltd.	193,334	108,469
Chunghwa Picture Tubes, Ltd. (I)	53,201	8,240
Chunghwa Telecom Company, Ltd.	104,438	213,313
CMC Magnetics Corp. (I)	29,000	7,107
Compal Electronics, Inc.	74,510	83,615
Delta Electronics, Inc.	35,893	136,281
E.Sun Financial Holding Company, Ltd.	67,941	30,324
Epistar Corp.	8,946	23,104
Eternal Chemical Company, Ltd.	3,520	3,431
EVA Airways Corp. (I)	17,181	12,263
Evergreen Marine Corp. (I)	11,000	7,305
Everlight Electronics Company, Ltd.	2,177	5,601
Far Eastern Department Stores Company, Ltd.	6,651	6,551
Far Eastern New Century Corp.	57,267	66,558
Far EasTone
Telecommunications Company, Ltd.	30,463	39,422
First Financial Holding Company, Ltd.	108,235	62,313
Formosa Chemicals & Fibre Corp.	58,710	130,347
Formosa Petrochemical Corp.	26,780	60,133
Formosa Plastic Corp.	85,600	189,273
Formosa Taffeta Company, Ltd.	9,000	6,700
Foxconn Technology Company, Ltd.	14,580	41,846
Fubon Financial Holding Company, Ltd.	122,843	142,629
HannStar Display Corp. (I)	63,921	11,650
High Tech Computer Corp.	18,905	345,745
Hon Hai Precision Industry Company, Ltd.	232,110	820,294
Hua Nan Financial Holdings Company, Ltd.	66,915	39,134
InnoLux Display Corp. (I)	93,681	96,218
Inotera Memories, Inc. (I)	5,395	2,607
Inventec Company, Ltd.	30,748	15,073
KGI Securities Company, Ltd.	23,000	9,602
Kinsus Interconnect Technology Corp.	527	1,054
Largan Precision Company, Ltd.	2,121	38,311
Lite-On Technology Corp.	44,537	51,360
Macronix International Company, Ltd.	69,453	37,026
MediaTek, Inc.	22,132	300,577
Mega Financial Holding Company, Ltd.	171,000	103,457
Mitac International	8,691	3,233
Mosel Vitelic, Inc. (I)	372	169
Motech Industries, Inc.	3,524	13,617
Nan Ya Plastics Corp.	109,180	209,880
Nan Ya Printed Circuit Board Corp.	2,147	6,908
Nanya Technology Corp. (I)	23,562	13,484
Novatek Microelectronics Corp., Ltd.	10,326	24,508
Pegatron Corp. (I)	32,596	40,846
Polaris Securities Company, Ltd.	27,990	12,468
Pou Chen Corp.	51,568	41,663
Powerchip Semiconductor Corp. (I)	170,386	25,113
Powertech Technology, Inc.	11,607	34,468
President Chain Store Corp.	7,952	29,369
Qisda Corp. (I)	12,400	6,972
Quanta Computer, Inc.	46,625	70,814

The accompanying notes are an integral part of the financial statements.	164

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Realtek Semiconductor Corp.	5,245	$10,377
Richtek Technology Corp.	1,212	8,258
Shin Kong Financial Holding
Company, Ltd. (I)	93,329	31,077
Siliconware Precision Industries Company	62,665	56,408
SinoPac Holdings Company, Ltd.	107,000	37,586
Synnex Technology International Corp.	23,608	48,540
Taishin Financial Holdings Company, Ltd. (I)	73,475	30,086
Taiwan Cellular Corp.	41,802	82,239
Taiwan Cement Corp.	62,205	56,975
Taiwan Cooperative Bank	68,310	42,737
Taiwan Fertilizer Company, Ltd.	16,000	49,015
Taiwan Glass Industrial Corp.	10,382	10,050
Taiwan Semiconductor
Manufacturing Company, Ltd.	627,788	1,150,860
Tatung Company, Ltd. (I)	46,000	7,707
Teco Electric & Machinery Company, Ltd.	15,000	7,248
Transcend Information, Inc.	2,202	5,679
Tripod Technology Corp.	8,542	29,357
Tung Ho Steel Enterprise Corp.	6,424	5,534
U-Ming Marine Transport Corp.	7,000	13,536
Uni-President Enterprises Corp.	81,078	93,503
Unimicron Technology Corp.	17,513	27,546
United Microelectronics Corp.	254,729	103,540
Vanguard International Semiconductor Corp.	284	113
Wafer Works Corp. (I)	33	50
Walsin Lihwa Corp. (I)	39,000	18,410
Wan Hai Lines, Ltd. (I)	11,400	7,301
Wistron Corp.	40,074	62,768
Ya Hsin Industrial Company, Ltd. (I)	18,000	0
Yang Ming Marine Transport Corp. (I)	7,609	4,517
Yuanta Financial Holdings Company, Ltd.	135,825	76,811
Yulon Motor Company, Ltd.	8,449	12,337

		6,902,201
Thailand - 0.40%
Advanced Info Service PLC	23,609	69,594
Bangkok Bank PCL	18,800	88,708
Bangkok Bank PCL, NVDR	32,800	160,512
Bank of Ayudhya PCL	141,800	99,347
Banpu PCL	2,300	44,996
BEC World PCL	18,400	18,668
C.P. Seven Eleven PCL	49,000	62,238
Charoen Pokphand Foods PCL	75,000	61,112
Glow Energy PCL	32,900	46,257
IRPC PCL	254,154	32,647
Kasikornbank PCL	20,900	72,561
Kasikornbank PCL	41,500	151,390
Krung Thai Bank PCL	57,000	26,228
PTT Aromatics & Refining PCL	17,600	13,160
PTT Chemical PCL	6,700	22,694
PTT Exploration & Production PCL	30,706	140,799
PTT PCL, Foreign Shares	18,082	153,115
Siam Cement PCL, Foreign Shares	11,100	110,063
Siam Commercial Bank PCL	26,128	79,524
Thai Oil PCL	32,800	46,116

		1,499,729
Turkey - 0.39%
Akbank AS	32,773	172,900
Anadolu Efes Biracilik ve Malt Sanayii AS	4,278	57,306
Arcelik AS	8,699	41,185
Asya Katilim Bankasi AS	6,656	14,693
BIM Birlesik Magazalar AS	1,820	49,595
Coca-Cola Icecek AS	517	5,410

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Turkey (continued)
Dogan Sirketler Grubu Holdings AS	20,271	$13,223
Enka Insaat ve Sanayi AS	3,766	13,672
Eregli Demir ve Celik Fabrikalari (I)	5,423	15,667
HACI Omer Sabanci Holding AS	13,543	61,051
KOC Holdings AS	20,858	81,067
Tupras Turkiye Petrol Rafine AS	4,261	95,347
Turk Hava Yollari AS	14,866	46,643
Turk Telekomunikasyon AS	19,775	81,310
Turkcell Iletisim Hizmetleri AS	17,808	112,329
Turkiye Garanti Bankasi AS	59,070	284,408
Turkiye Halk Bankasi AS	7,392	59,860
Turkiye Is Bankasi AS	46,664	170,224
Turkiye Vakiflar Bankasi Tao	18,789	51,023
Yapi ve Kredi Bankasi AS (I)	20,051	59,729

		1,486,642
Ukraine - 0.01%
Kernel Holding Sa (I)	1,116	21,744
United Kingdom - 14.23%
3i Group PLC	22,009	87,558
Admiral Group PLC	4,958	115,729
Aggreko PLC	7,949	173,149
AMEC PLC	10,366	145,193
Anglo American PLC	35,117	1,255,507
Antofagasta PLC	11,995	189,030
ARM Holdings PLC	40,078	223,212
Associated British Foods PLC	10,691	173,088
AstraZeneca PLC	38,597	1,907,301
Autonomy Corp. PLC (I)	6,853	163,485
Aviva PLC	76,145	442,587
Babcock International Group PLC	11,127	86,016
BAE Systems PLC	90,321	408,481
Balfour Beatty PLC	19,634	71,923
Barclays PLC	299,089	1,374,629
BG Group PLC	88,225	1,421,289
BHP Billiton PLC	57,793	1,617,114
BP PLC	497,699	2,890,795
British Airways PLC (I)(L)	20,191	65,071
British American Tobacco PLC	52,300	1,778,494
British Land Company PLC	22,632	158,412
British Sky Broadcasting Group PLC	32,298	349,923
BT Group PLC	198,389	404,047
Bunzl PLC	10,323	112,323
Burberry Group PLC	13,233	172,061
Cable & Wireless Worldwide	72,110	73,848
Cairn Energy PLC (I)	35,164	251,177
Capita Group PLC	16,053	173,183
Capital Shopping Centres Group PLC	14,088	71,445
Carnival PLC	5,238	169,573
Centrica PLC	132,814	663,077
Cobham PLC	39,248	125,902
Compass Group PLC	50,278	410,450
Diageo PLC	66,881	1,086,992
Eurasian Natural Resources Corp.	8,043	104,186
FirstGroup PLC	14,769	78,590
G4S PLC	35,771	138,555
GlaxoSmithKline PLC	137,744	2,580,973
Hammerson PLC	16,233	89,284
Home Retail Group PLC	28,188	94,182
HSBC Holdings PLC	461,312	4,544,982
ICAP PLC	15,653	98,424
Imperial Tobacco Group PLC	27,327	754,712
Inmarsat PLC	13,355	136,744
Intercontinental Hotels Group PLC	6,048	91,738
International Power PLC	41,570	236,157

The accompanying notes are an integral part of the financial statements.	165

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Invensys PLC	25,344	$89,236
Investec PLC	11,731	84,292
ITV PLC (I)	112,888	96,676
J Sainsbury PLC	30,910	173,237
Johnson Matthey PLC	5,037	122,241
Kazakhmys PLC	6,463	113,657
Kingfisher PLC	64,260	200,948
Land Securities Group PLC	18,227	170,935
Legal & General Group PLC	159,191	226,194
Lloyds Banking Group PLC (I)	1,047,030	1,118,005
London Stock Exchange Group PLC	5,241	52,930
Lonmin PLC, ADR (I)	4,815	112,284
Man Group PLC	50,544	160,621
Marks & Spencer Group PLC	40,347	213,658
National Grid PLC	92,921	781,649
Next PLC	4,683	141,809
Old Mutual PLC	143,431	279,148
Pearson PLC	22,175	329,965
Petrofac, Ltd.	6,687	143,208
Pharmstandard	1,827	43,574
PIK Group, GDR	5,907	20,378
Prudential PLC	68,793	597,806
Randgold Resources, Ltd.	2,225	206,252
Reckitt Benckiser Group PLC	15,888	795,689
Reed Elsevier PLC	32,105	258,186
Resolution, Ltd.	41,475	161,154
Rexam PLC	20,352	94,515
Rio Tinto PLC	38,508	1,942,779
Rolls-Royce Group PLC (I)	51,173	433,767
Royal & Sun Alliance PLC	104,607	197,041
Royal Bank of Scotland Group PLC (I)	469,398	321,485
Royal Dutch Shell PLC	94,092	2,494,586
Royal Dutch Shell PLC, B Shares	70,622	1,799,928
SABMiller PLC	25,482	726,489
Sage Group PLC	30,604	115,035
Schroders PLC	3,774	79,188
Scottish & Southern Energy PLC	25,086	440,760
Segro PLC	21,246	87,775
Serco Group PLC	14,226	127,054
Severn Trent PLC	6,921	137,530
Smith & Nephew PLC	22,515	187,255
Smiths Group PLC	11,752	206,531
Standard Chartered PLC	53,961	1,439,752
Standard Life PLC	57,887	181,118
Tesco PLC	212,833	1,329,108
Thomas Cook Group PLC	27,898	77,485
Tomkins PLC	25,799	127,704
TUI Travel PLC	16,592	51,107
Tullow Oil PLC	22,182	413,054
Unilever PLC	33,364	881,751
United Utilities Group PLC	16,556	144,926
Vedanta Resources PLC	4,036	116,315
Vodafone Group PLC	1,394,718	3,368,425
Whitbread PLC	4,028	85,924
William Morrison Supermarket PLC	55,623	247,527
Wolseley PLC (I)	7,104	136,433
WPP PLC	34,321	339,150
Xstrata PLC	53,443	834,112

		53,619,932
United States - 0.04%
Southern Copper Corp.	5,473	165,504

TOTAL COMMON STOCKS (Cost $335,266,483)		$350,293,644

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS - 2.37%
Brazil - 2.00%
AES Tiete SA	3,800	$46,130
Banco Bradesco SA	50,527	876,320
Banco do Estado do Rio Grande do Sul	3,499	30,841
Bradespar SA	7,300	152,131
Brasil Telecom SA (I)	9,780	61,868
Braskem SA, A Shares (I)	6,600	58,174
Centrais Eletricas Brasileiras SA	5,700	82,307
Companhia Brasileira de Distribuicao Grupo
Pao de Acucar	2,139	75,390
Companhia de Bebidas das Americas	4,023	443,223
Companhia de Transmissao de Energia
Eletrica Paulista	1,219	34,566
Companhia Energetica de Minas Gerais	9,464	150,885
Companhia Energetica de Sao Paulo	3,764	54,716
Companhia Paranaense de Energia	3,800	83,194
Eletropaulo Metropolitana SA	1,924	36,152
Fertilizantes Fosfatados SA (I)	3,600	34,703
Gerdau SA	18,260	242,877
Gol Linhas Aereas Inteligentes SA	4,300	55,579
Investimentos Itau SA	60,330	422,525
Itau Unibanco Holding SA	54,781	1,179,683
Klabin SA (N)	15,000	41,851
Lojas Americanas SA	6,600	55,581
Metalurgica Gerdau SA	8,800	141,151
Net Servicos de Comunicacao SA (I)	6,842	86,798
Petroleo Brasileiro SA	83,884	1,244,707
Suzano Papel e Celulose SA (N)	7,275	66,112
Tam SA	2,590	50,524
Tele Norte Leste Participacoes SA	7,000	95,260
Telemar Norte Leste SA (I)	1,000	25,344
Tim Participacoes SA	23,740	67,046
Usinas Siderurgicas de Minas Gerais SA	6,742	169,025
Vale SA	53,382	1,259,283
Vivo Participacoes SA	4,399	105,701

		7,529,647
Germany - 0.28%
Bayerische Motoren Werke (BMW) AG	2,018	74,503
Fresenius SE	2,000	142,072
Henkel AG & Company KGaA	4,790	224,084
Porsche Automobil Holding SE	2,032	94,317
RWE AG	1,262	77,312
Volkswagen AG (N)	4,466	443,207

		1,055,495
South Korea - 0.09%
Hyundai Motor Company, Ltd.	560	22,626
Hyundai Motor Company, Ltd. -2nd Preferred	1,300	54,663
LG Electronics, Inc.	830	28,848
Samsung Electronics Company, Ltd.	570	253,138

		359,275

TOTAL PREFERRED STOCKS (Cost $7,291,791)		$8,944,417

RIGHTS - 0.00%
Marfrig Alimentos SA (Expiration Date:
09/03/2010, Strike
Price: BRL 10,000.00) (I)	1	0
Tam SA (Expiration Date: 09/14/2010, Strike
Price: BRL 25.69) (I)	96	468

TOTAL RIGHTS (Cost $-)		$468

WARRANTS - 0.00%
Mediobanca SPA (Expiration Date:
03/18/2011, Strike Price: EUR 9.00) (I)	9,525	255

The accompanying notes are an integral part of the financial statements.	166

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS (continued)
UBI Banca SCPA (Expiration Date:
06/30/2011, Strike Price: EUR 12.30) (I)	23,168	$305

TOTAL WARRANTS (Cost $-)		$560

SHORT-TERM INVESTMENTS - 4.98%
Short-Term Securities* - 2.86%
AIM Short-Term Investment Trust, STIC
Prime Portfolio, 0.160%	$10,790,066	10,790,066
Securities Lending Collateral - 2.12%
John Hancock Collateral Investment
Trust, 0.3330% (W)(Y)	797,771	7,985,768

TOTAL SHORT-TERM INVESTMENTS (Cost $18,773,660)		$18,775,834

Total Investments (International Equity Index Fund)
(Cost $361,331,934) - 100.34%		$378,014,923
Other assets and liabilities, net - (0.34%)		(1,297,246)

TOTAL NET ASSETS - 100.00%		$376,717,677

International Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.77%
Argentina - 1.06%
MercadoLibre, Inc. (I)	129,328	$8,527,888
Belgium - 1.92%
Anheuser-Busch InBev NV	296,357	15,395,655
Bermuda - 1.01%
Seadrill, Ltd.	349,478	8,112,038
Brazil - 7.72%
BR Malls Participacoes SA	581,000	9,097,509
OGX Petroleo e Gas Participacoes SA (I)	2,412,838	28,686,154
PDG Realty SA Empreendimentos
e Participacoes	1,680,700	17,263,959
Vale SA, SADR	259,650	6,945,638

		61,993,260
Canada - 2.93%
Canadian National Railway Company	282,616	17,245,228
Teck Resources, Ltd.	187,707	6,278,903

		23,524,131
China - 4.01%
Baidu, Inc., SADR (I)	100,311	7,867,392
Ctrip.com International, Ltd., ADR (I)	188,520	7,633,175
Ping An Insurance Group Company
of China, Ltd.	1,051,000	8,797,367
Tencent Holdings, Ltd.	428,100	7,872,255

		32,170,189
Denmark - 2.56%
Novo Nordisk A/S	157,119	13,465,292
Novozymes A/S, B Shares	60,614	7,101,924

		20,567,216
France - 7.27%
Accor SA	279,760	8,549,858
AXA SA	276,465	4,272,047
BNP Paribas	126,591	7,874,344
Pernod-Ricard SA	110,544	8,620,669
Publicis Groupe SA	307,540	12,848,575

International Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Schneider Electric SA	153,352	$16,192,693

		58,358,186
Germany - 11.46%
Adidas AG	211,278	10,723,387
BASF SE	422,536	22,119,428
Daimler AG (I)	324,680	15,736,490
Infineon Technologies AG (I)	1,397,559	7,711,467
Metro AG	158,958	8,074,522
Siemens AG	206,194	18,701,606
ThyssenKrupp AG	328,255	8,915,805

		91,982,705
Hong Kong - 6.45%
Alibaba.com, Ltd. (I)	2,213,000	4,313,423
CNOOC, Ltd.	5,074,600	8,602,881
Hang Lung Properties, Ltd.	1,966,000	8,783,675
Li & Fung, Ltd.	5,146,000	25,923,318
Noble Group, Ltd.	3,589,909	4,174,078

		51,797,375
India - 2.46%
ICICI Bank, Ltd., SADR	478,958	19,785,755
Israel - 3.10%
Teva Pharmaceutical Industries, Ltd., SADR	491,560	24,863,105
Japan - 13.71%
Canon, Inc.	391,600	16,002,514
Daikin Industries, Ltd.	232,505	7,897,159
FamilyMart Company, Ltd.	310,900	11,237,342
Honda Motor Company, Ltd.	340,500	11,224,010
Marubeni Corp.	3,074,000	15,801,485
Matsushita Electric Industrial Company, Ltd.	686,200	8,657,877
Mizuho Financial Group, Inc.	7,908,400	12,114,040
Nintendo Company, Ltd.	30,100	8,352,711
Sumco Corp. (I)	289,300	4,905,629
The Tokyo Electric Power Company, Inc.	343,400	9,995,031
Yahoo! Japan Corp.	10,683	3,839,870

		110,027,668
Luxembourg - 1.88%
Millicom International Cellular SA	163,741	15,077,271
Netherlands - 0.28%
Core Laboratories NV	28,099	2,217,854
Singapore - 1.35%
Capitaland, Ltd.	3,728,000	10,802,295
South Africa - 1.67%
MTN Group, Ltd.	568,719	9,269,106
Naspers, Ltd. (I)	103,199	4,156,894

		13,426,000
Spain - 5.79%
Banco Bilbao Vizcaya Argentaria SA	1,800,189	21,698,164
Inditex SA	371,821	24,751,161

		46,449,325
Sweden - 0.52%
Assa Abloy AB, Series B	211,328	4,199,175
Switzerland - 5.00%
Credit Suisse Group AG	185,667	8,112,131
Nestle SA	251,576	13,010,861
The Swatch Group AG, BR Shares	59,292	19,007,034

		40,130,026
Taiwan - 1.79%
High Tech Computer Corp.	453,450	8,292,941

The accompanying notes are an integral part of the financial statements.	167

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

International Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Hon Hai Precision Industry Company, Ltd.	1,719,271	$6,076,031

		14,368,972
United Kingdom - 12.83%
Autonomy Corp. PLC (I)	501,642	11,967,134
Barclays PLC	1,760,246	8,090,182
Compass Group PLC (I)	1,051,151	8,581,193
HSBC Holdings PLC	1,650,732	16,263,497
Reckitt Benckiser Group PLC	206,430	10,338,252
Rolls-Royce Group PLC (I)	1,432,157	12,139,653
Standard Chartered PLC (I)	397,337	10,601,485
Tesco PLC (I)	2,014,611	12,580,926
Tullow Oil PLC	668,839	12,454,540

		103,016,862

TOTAL COMMON STOCKS (Cost $689,694,695)		$776,792,951

SHORT-TERM INVESTMENTS - 1.20%
Short-Term Securities - 1.20%
State Street Institutional Investment
Treasury, 0.0740% (Y)	$1,307,886	1,307,886
State Street Institutional Investment Treasury
Money Market Fund, 0.0344% (Y)	8,344,115	8,344,115

		9,652,001

TOTAL SHORT-TERM INVESTMENTS (Cost $9,652,001)		$9,652,001

Total Investments (International Opportunities Fund)
(Cost $699,346,696) - 97.97%		$786,444,952
Other assets and liabilities, net - 2.03%		16,286,522

TOTAL NET ASSETS - 100.00%		$802,731,474

International Small Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 90.32%
Australia - 6.51%
Billabong International, Ltd.	582,159	$3,928,926
Downer EDI, Ltd.	444,049	1,568,731
Emeco Holdings, Ltd.	6,312,426	4,342,348
Iluka Resources, Ltd. (I)	536,182	2,654,873
Pacific Brands, Ltd. (I)	4,030,539	3,759,160
PaperlinX, Ltd. (I)	3,944,547	1,941,871

		18,195,909
Austria - 1.46%
Wienerberger Baustoffindustrie AG (I)	316,960	4,086,263
Bahamas - 1.31%
Steiner Leisure, Ltd. (I)	102,805	3,660,886
Belgium - 1.39%
Barco NV (I)	84,270	3,874,195
Canada - 10.13%
ATS Automation Tooling Systems, Inc. (I)	585,060	3,324,859
Biovail Corp. (L)	180,100	4,119,322
Canaccord Capital, Inc.	676,106	6,644,714
Dorel Industries, Inc., Class B	89,800	2,947,438
Genworth MI Canada, Inc.	30,600	757,575
Genworth MI Canada, Inc. (S)	138,800	3,436,320
HudBay Minerals, Inc. (I)	312,900	4,331,040

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Mullen Group, Ltd.	214,400	$2,788,698

		28,349,966
China - 4.35%
Bio-Treat Technology, Ltd. (I)	6,487,624	358,497
People’s Food Holdings, Ltd.	7,679,704	3,738,285
Sinotrans, Ltd., Class H	17,808,000	4,383,512
Travelsky Technology, Ltd.	4,278,014	3,692,432

		12,172,726
Finland - 2.93%
Amer Sports OYJ	495,068	5,159,051
Huhtamaki OYJ	260,656	3,041,656

		8,200,707
Germany - 1.10%
Jenoptik AG (I)	552,685	3,072,279
Greece - 1.84%
Alapis Holding Industrial & Commercial SA	1,039,541	2,708,693
Athens Stock Exchange SA	388,217	2,447,525

		5,156,218
Hong Kong - 10.38%
Dah Sing Financial Group	1,074,374	6,733,524
Fountain SET Holdings, Ltd. (I)	8,483,425	1,315,228
Giordano International, Ltd.	10,008,365	5,592,015
Lerado Group Holding Company, Ltd.	9,483,682	1,365,158
Stella International Holdings, Ltd.	2,648,500	4,964,440
Texwinca Holdings, Ltd.	4,668,907	4,615,920
Yue Yuen Industrial Holdings, Ltd.	1,356,640	4,447,565

		29,033,850
Japan - 6.07%
Asics Corp.	53,000	496,693
Descente, Ltd. (L)	807,860	4,878,503
En-Japan, Inc. (L)	1,818	2,594,273
Kobayashi Pharmaceutical Company, Ltd.	85,700	3,935,201
Meitec Corp.	78,111	1,285,184
USS Company, Ltd.	51,080	3,777,620

		16,967,474
Liechtenstein - 1.33%
Verwaltungs & Privat Bank AG	33,515	3,725,552
Netherlands - 6.42%
Aalberts Industries NV	176,091	2,485,054
Draka Holding NV (I)	262,838	3,423,463
Mediq NV	228,875	3,747,239
SBM Offshore NV	134,586	2,041,432
TKH Group NV	276,579	5,425,054
USG People NV (I)	66,804	845,612

		17,967,854
Norway - 1.51%
Tomra Systems ASA	758,890	4,235,095
Singapore - 0.19%
Huan Hsin Holdings, Ltd. (I)	2,502,298	526,119
South Korea - 5.76%
Binggrae Company, Ltd.	58,460	2,419,676
Busan Bank	283,930	3,029,316
Daeduck Electronics Company, Ltd.	223,796	1,227,488
Daegu Bank	200,600	2,338,890
Intops Company, Ltd. (I)	86,071	1,412,873
Sindoh Company, Ltd.	80,243	3,352,173
Youngone Corp.	290,900	2,327,667

		16,108,083

The accompanying notes are an integral part of the financial statements.	168

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain - 1.10%
Sol Melia SA	391,218	$3,082,450
Sweden - 0.85%
D. Carnegie & Company AB (I)	739,376	0
Niscayah Group AB	1,871,930	2,380,532

		2,380,532
Switzerland - 3.19%
Panalpina Welttransport Holding AG (I)	65,410	6,296,997
Vontobel Holding AG	89,146	2,630,436

		8,927,433
Taiwan - 6.57%
D-Link Corp.	1,621,668	1,318,152
Giant Manufacturing Company, Ltd.	1,144,400	4,131,333
KYE System Corp.	3,198,066	2,637,373
Ta Chong Bank Company, Ltd. (I)	19,555,000	4,897,983
Taiwan Fu Hsing Industrial Company, Ltd.	2,164,000	1,301,277
Test-Rite International Company, Ltd.	6,015,299	4,098,506

		18,384,624
Thailand - 4.49%
Bank of Ayudhya PCL	8,190,800	5,738,588
Glow Energy PCL	2,703,888	3,801,600
Total Access Communication PCL	1,985,260	3,017,595

		12,557,783
United Kingdom - 9.84%
Bellway PLC	455,425	3,637,099
Bodycote PLC	1,242,355	4,305,714
Bovis Homes Group PLC	809,960	4,374,602
Fiberweb PLC	3,126,880	2,919,895
Future PLC	5,278,067	1,514,075
Game Group PLC	2,392,366	2,425,938
Henderson Group PLC (L)	2,761,970	5,271,883
Persimmon PLC	553,110	3,073,633

		27,522,839
United States - 1.60%
MF Global Holdings, Ltd. (I)(L)	677,490	4,471,434

TOTAL COMMON STOCKS (Cost $233,005,293)		$252,660,271

SHORT-TERM INVESTMENTS - 14.46%
Short-Term Securities* - 9.72%
Bank National de Paris Time Deposit,
0.220% 09/01/2010	$10,000,000	10,000,000
Bank of Montreal Time Deposit,
0.150% 09/01/2010	7,200,000	7,200,000
JPMorgan Chase Time Deposit,
0.180% 09/01/2010	10,000,000	10,000,000

		27,200,000
Securities Lending Collateral - 4.74%
John Hancock Collateral Investment
Trust, 0.3330% (W)(Y)	1,324,209	13,255,469

TOTAL SHORT-TERM INVESTMENTS (Cost $40,452,348)		$40,455,469

Total Investments (International Small Cap Fund)
(Cost $273,457,641) - 104.78%		$293,115,740
Other assets and liabilities, net - (4.78%)		(13,365,149)

TOTAL NET ASSETS - 100.00%		$279,750,591

International Small Company Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.20%
Australia - 8.29%
Acrux, Ltd. (I)	23,000	$41,444
Adamus Resources, Ltd. (I)	5,200	2,598
Adelaide Brighton, Ltd.	62,951	184,091
Aditya Birla Minerals, Ltd. (I)	40,783	31,813
AED Oil, Ltd. (I)	18,722	9,069
AJ Lucas Group, Ltd. (I)	6,727	11,685
Alchemia, Ltd. (I)	25,636	11,049
Alesco Corp., Ltd.	12,775	31,413
Alkane Resources, Ltd. (I)	7,000	2,812
Alliance Resources, Ltd. (I)	40,937	12,054
Amalgamated Holdings, Ltd.	18,031	93,639
Amcom Telecommunications, Ltd.	85,249	23,184
Andean Resources, Ltd. (I)	35,453	157,682
Ansell, Ltd.	23,019	276,624
Anvil Mining, Ltd. (I)	12,049	32,542
APA Group, Ltd.	44,506	148,376
APN News & Media, Ltd. (L)	65,113	109,909
Arafura Resources, Ltd. (I)	12,692	8,215
ARB Corp., Ltd.	8,257	50,295
Aristocrat Leisure, Ltd.	10,940	36,301
ASG Group, Ltd.	6,776	8,002
Atlas Iron, Ltd. (I)(L)	53,631	100,304
Aurora Oil and Gas, Ltd. (I)	6,740	5,743
Ausdrill, Ltd.	9,877	15,881
Ausenco, Ltd.	8,453	17,082
Austal, Ltd.	12,569	25,144
Austar United Communications, Ltd. (I)	82,457	67,654
Austereo Group, Ltd.	23,062	33,276
Australian Agricultural Company, Ltd. (I)	21,026	30,544
Australian Infrastructure Fund	82,078	133,320
Australian Pharmaceutical Industries, Ltd.	56,375	21,444
Australian Worldwide Exploration, Ltd. (I)	56,285	78,366
Automotive Holdings Group	22,990	47,982
AVJennings, Ltd. (I)	32,942	13,368
Avoca Resources, Ltd. (I)	27,026	71,776
AWB, Ltd. (I)	96,501	124,312
Beach Energy, Ltd.	160,399	93,307
Becton Property Group (I)	11,935	596
Bendigo Mining, Ltd.	20,172	3,419
Biota Holdings, Ltd. (I)	39,986	33,239
Blackmores, Ltd.	1,614	34,660
Boart Longyear Group (I)	78,496	204,333
Boom Logistics, Ltd. (I)	14,143	5,215
Bow Energy, Ltd. (I)	20,502	24,168
Bradken, Ltd.	28,682	192,979
Breville Group, Ltd.	19,121	40,716
Brickworks, Ltd.	5,184	51,612
Brockman Resources, Ltd. (I)	13,981	37,475
Cabcharge Australia, Ltd.	20,355	87,022
Campbell Brothers, Ltd.	8,225	232,995
Cape Lambert Iron Ore, Ltd. (I)	25,048	7,558
Cardno, Ltd.	10,710	40,928
Carnarvon Petroleum, Ltd. (I)	59,353	17,771
Cash Converters International, Ltd.	11,071	5,902
Catalpa Resources (I)	5,084	7,312
Cellestis, Ltd.	9,557	20,140
Centennial Coal Company, Ltd.	41,565	222,503
Ceramic Fuel Cells, Ltd. (I)	126,217	20,939
Challenger Financial Services Group, Ltd.	36,802	124,433
Chemgenex Pharmaceuticals, Ltd. (I)	16,902	5,128
Citadel Resource Group, Ltd. (I)	249,051	75,224
Clough, Ltd.	23,830	17,133
Coal of Africa, Ltd. (I)	39,262	46,292
Coalspur Mines, Ltd. (I)	13,217	8,408
Cockatoo Coal, Ltd. (I)	54,635	24,200

The accompanying notes are an integral part of the financial statements.	169

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Coffey International, Ltd.	17,063	$15,682
Comdek, Ltd. (I)	9,069	4,394
Compass Resources, Ltd. (I)	15,577	2,079
ConnectEast Group	258,116	93,030
Consolidated Media Holdings, Ltd.	25,237	73,288
Count Financial, Ltd.	16,149	15,364
Crane Group, Ltd.	16,847	120,768
CuDeco, Ltd. (I)	12,269	23,063
Customers, Ltd. (I)	9,594	16,851
Decmil Group, Ltd. (I)	3,447	5,173
Deep Yellow, Ltd. (I)	56,297	8,543
Discovery Metals, Ltd. (I)	53,884	41,615
Dominion Mining, Ltd.	6,473	12,746
Domino’s Pizza Enterprises, Ltd.	456	2,185
Duet Group	96,563	143,321
Eastern Star Gas, Ltd. (I)	95,905	71,445
Elders, Ltd. (I)	40,650	23,235
Emeco Holdings, Ltd.	73,594	50,626
Emitch, Ltd.	33,008	36,519
Energy World Corp., Ltd. (I)	112,377	39,679
Envestra, Ltd.	79,350	35,346
Extract Resources, Ltd. (I)	11,558	62,446
Ferraus, Ltd. (I)	30,170	21,579
FKP Property Group, Ltd.	80,350	54,555
Fleetwood Corp., Ltd.	5,677	50,682
FlexiGroup, Ltd.	75,857	98,430
Flight Centre, Ltd.	8,110	142,210
Forest Enterprises Australia, Ltd. (I)	29,109	1,165
Galaxy Resources, Ltd. (I)	10,898	9,957
Geodynamics, Ltd. (I)	31,447	13,525
Gindalbie Metals, Ltd. (I)(L)	44,120	35,133
Giralia Resources NL (I)	12,606	26,508
Goodman Fielder, Ltd.	238,200	283,726
GrainCorp., Ltd.	23,628	144,746
Grange Resources Corp., Ltd. (I)	43,931	22,040
Great Southern Plantations, Ltd. (I)	47,114	5,030
GUD Holdings, Ltd.	10,338	88,943
Gujarat NRE Coking Coal, Ltd. (I)	18,702	9,615
Gunns, Ltd. (I)	100,882	56,832
GWA International, Ltd.	27,947	74,022
Hastie Group, Ltd.	31,448	39,277
Healthscope, Ltd.	43,909	240,197
Heron Resources, Ltd. (I)	9,000	1,528
Hills Industries, Ltd.	27,614	54,204
Horizon Oil, Ltd. (I)	97,753	24,733
IBA Health, Ltd.	53,725	6,708
iiNET, Ltd.	9,172	21,830
Imdex, Ltd. (I)	25,905	19,327
Independence Group NL	12,761	62,322
Indophil Resources NL (I)	41,044	31,064
Industrea, Ltd.	134,624	41,517
Infigen, Ltd.	70,305	41,395
Infomedia, Ltd.	45,314	9,287
Intrepid Mines, Ltd. (I)	43,561	30,339
Invocare, Ltd.	12,728	72,756
IOOF Holdings, Ltd.	29,308	172,079
Iress Market Technology, Ltd. (L)	14,494	99,883
Iron Ore Holdings, Ltd. (I)	4,139	5,505
Ivanhoe Australia, Ltd. (I)	26,052	60,178
Jabiru Metals, Ltd. (I)	30,000	8,971
Kagara Zinc, Ltd. (I)	47,616	26,616
Karoon Gas Australia, Ltd. (I)	18,847	111,615
Kimberley Metals, Ltd. (I)	8,314	1,445
Kingsgate Consolidated, Ltd.	13,065	116,652
Kingsrose Mining, Ltd. (I)	6,159	5,390

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Linc Energy, Ltd. (I)	50,055	$74,122
Liquefied Natural Gas, Ltd. (I)	19,165	7,703
Lynas Corp., Ltd. (I)	209,154	183,047
Macmahon Holdings, Ltd.	85,483	45,486
Mantra Resources, Ltd. (I)	9,157	36,207
Marion Energy, Ltd. (I)	61,857	1,659
Mcmillan Shakespeare, Ltd.	3,797	20,253
McPherson’s, Ltd.	18,009	46,601
Medusa Mining, Ltd. (I)	34,800	123,650
Melbourne IT, Ltd.	2,200	3,698
Meo Australia, Ltd. (I)	21,293	6,576
Mermaid Marine Australia, Ltd.	18,628	40,848
Metals X, Ltd. (I)	128,000	17,142
Minara Resources, Ltd. (I)	40,832	27,021
Mincor Resources NL	36,432	56,339
Mineral Deposits, Ltd. (I)	13,316	11,040
Mineral Resources, Ltd.	12,820	96,955
Mirabela Nickel, Ltd. (I)(L)	38,610	58,465
Molopo Australia, Ltd. (I)	28,437	25,575
Monadelphous Group, Ltd.	12,016	160,239
Mortgage Choice, Ltd.	11,340	11,636
Mosaic Oil NL (I)	67,228	9,294
Mount Gibson Iron, Ltd. (I)	151,507	235,960
Murchison Metals, Ltd. (I)	59,669	74,263
Navitas, Ltd.	33,433	132,458
Neptune Marine Services, Ltd. (I)	23,710	4,667
Nexbis, Ltd. (I)	26,746	1,580
Nexus Energy, Ltd. (I)	69,816	23,518
NIB Holdings, Ltd.	31,272	35,303
Northern Iron, Ltd. (I)	3,429	4,999
Nufarm, Ltd.	20,622	70,858
Oakton, Ltd.	9,591	25,465
Pacific Brands, Ltd. (I)	174,508	162,758
Pan Australian Resources, Ltd. (I)	329,305	173,760
Pan Pacific Petroleum NL (I)	67,247	10,152
PaperlinX, Ltd. (I)	65,071	32,034
Peet & Company, Ltd.	32,651	56,306
Perilya, Ltd. (I)	30,460	11,212
Perpetual Trust of Australia, Ltd. (L)	5,913	164,216
Perseus Mining, Ltd. (I)	57,306	140,506
Pharmaxis, Ltd. (I)	29,382	53,018
Photon Group, Ltd.	155,087	13,522
Platinum Australia, Ltd. (I)	30,671	17,255
PMP, Ltd. (I)	35,022	19,615
Premier Investments, Ltd.	15,519	90,384
Primary Health Care, Ltd.	45,498	130,989
Prime Television, Ltd.	15,587	7,764
Primeag Australia, Ltd. (I)	5,345	5,813
Programmed Maintenance Services, Ltd.	14,733	26,363
RCR Tomlinson, Ltd.	22,598	20,476
Realestate.com.au, Ltd.	8,548	80,911
Reckon, Ltd.	14,138	28,149
Redflex Holdings, Ltd.	5,472	11,676
Resolute Mining, Ltd. (I)	43,345	32,468
RHG, Ltd. (I)	11,437	6,759
Ridley Corp., Ltd.	27,918	30,259
Roc Oil Company, Ltd. (I)	81,308	26,172
SAI Global, Ltd.	31,918	119,781
Sally Malay Mining, Ltd.	27,777	59,552
Salmat, Ltd.	11,402	42,148
Sandfire Resources Nl (I)	12,666	57,807
Saracen Mineral Holdings, Ltd. (I)	13,978	5,714
Sedgman, Ltd.	11,086	16,242
ServCorp, Ltd.	10,693	28,856
Service Stream, Ltd. (I)	8,282	2,216

The accompanying notes are an integral part of the financial statements.	170

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Seven Network, Ltd. (I)	12,957	$72,004
Sigma Pharmaceuticals, Ltd.	111,268	46,664
Silex Systems, Ltd. (I)	10,299	41,156
Silver Lake Resources, Ltd. (I)	11,183	21,035
SMS Management & Technology, Ltd.	12,633	70,020
Southern Cross Media Group, Ltd.	44,986	73,329
SP Telemedia, Ltd.	63,587	98,865
Spark Infrastructure Group (S)	84,001	87,210
Specialty Fashion Group, Ltd.	51,331	55,646
Sphere Investments, Ltd. (I)	18,205	40,618
Spotless Group, Ltd.	25,238	45,040
St. Barbara, Ltd. (I)	200,675	58,149
Straits Resources, Ltd. (I)	26,787	35,990
STW Communications Group, Ltd.	36,346	27,867
Sundance Resources, Ltd. (I)	155,154	20,097
Super Cheap Auto Group, Ltd.	12,892	66,941
Swick Mining Services, Ltd. (I)	30,800	10,466
Talent2 International, Ltd.	6,000	7,610
Tap Oil, Ltd. (I)	17,366	14,036
Tassal Group, Ltd.	11,577	14,757
Technology One, Ltd.	32,670	25,127
Ten Network Holdings, Ltd. (I)	157,654	192,679
Terramin Australia, Ltd. (I)	16,521	7,919
TFS Corp., Ltd.	21,282	15,447
Thakral Holdings Group, Ltd. (I)	63,390	23,914
The Reject Shop, Ltd.	2,608	38,231
Tower Australia Group, Ltd.	39,814	76,375
Tox Free Solutions, Ltd. (I)	8,234	16,380
Transfield Services, Ltd.	64,212	188,446
Transpacific Industries Group, Ltd. (I)	47,768	44,344
UXC, Ltd.	32,540	16,528
Virgin Blue Holdings, Ltd. (I)	189,373	58,371
Watpac, Ltd.	12,628	16,158
WDS, Ltd. (I)	18,432	6,697
West Australian Newspapers
Holdings, Ltd. (L)	22,961	138,263
Western Areas NL (L)	17,246	78,809
White Energy Company, Ltd. (I)(L)	20,704	63,433
WHK Group, Ltd.	26,888	23,888
Wide Bay Australia, Ltd.	4,137	38,692
Windimurra Vanadium, Ltd. (I)	26,928	0
Wotif.com Holdings, Ltd.	16,900	66,365

		12,496,560
Austria - 0.87%
A-TEC Industries AG (I)	1,566	11,171
Agrana Beteiligungs AG	568	51,020
Andritz AG	4,183	253,761
Austriamicrosystems AG (I)	927	28,981
BWIN Interactive Entertainment AG	3,814	181,834
BWT AG	1,074	24,426
Cat Oil AG	197	1,706
Constantia Packaging AG (I)	755	47,318
Evn AG	2,717	43,311
Flughafen Wien AG	1,118	65,073
Intercell AG (I)(L)	4,221	77,257
Lenzing AG	163	64,737
Mayr-Melnhof Karton AG	705	67,142
Oesterreichische Post AG	4,024	103,923
Palfinger AG (I)	1,770	37,170
RHI AG (I)	2,919	77,782
Rosenbauer International AG	395	15,795
S&T System Integration & Technology
Distribution AG (I)	487	5,312
Schoeller-Bleckmann Oilfield Equipment AG	1,107	58,075

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Austria (continued)
Uniqa Versicherungen AG (L)	4,818	$82,685
Warimpex Finanz- und Beteiligungs AG (I)	3,221	8,358

		1,306,837
Belgium - 1.04%
Ablynx NV (I)	487	4,418
Ackermans & Van Haaren NV	3,112	210,402
AGFA Gevaert NV (I)	16,167	110,312
Arseus NV	428	5,065
Banque Nationale de Belgique	23	108,921
Barco NV (I)	1,197	55,030
Compagnie d’Entreprises CFE	756	37,011
Compagnie Immobiliere de Belgique SA	440	17,020
Compagnie Maritime Belge SA	1,734	46,834
Deceuninck Plastics (I)	2,954	6,418
Duvel Moortgat SA	230	19,306
Econocom Group SA	1,728	23,852
Elia System Operator SA (I)(L)	576	124
Elia System Operator SA/NV (L)	4,268	144,830
Euronav NV	3,097	53,948
EVS Broadcast Equipment SA	1,071	53,919
Exmar NV	2,007	14,140
Gimv NV	607	29,115
Image Recognition Integrated Systems	78	3,451
Ion Beam Applications SA (I)	2,739	26,834
Kinepolis Group NV	391	21,789
Lotus Bakeries SA (L)	34	15,544
Melexis NV (I)	2,366	29,505
Nyrstar	477	5,098
Omega Pharma SA	1,826	66,221
Recticel Sarecticel	468	4,211
Roularta Media Group NV (I)	668	15,650
SA D’Ieteren Trading NV	498	233,535
Sapec SA (I)	305	21,831
Sipef SA	888	58,386
Tessenderlo Chemie NV (I)	120	47
Tessenderlo Chemie NV	2,837	79,988
ThromboGenics NV (I)	242	5,038
Van De Velde NV	796	34,989

		1,562,782
Bermuda - 0.48%
Catlin Group, Ltd.	48,380	244,214
COL Capital, Ltd.	28,000	4,485
Golden Ocean Group, Ltd.	54,737	70,089
Hardy Underwriting Bermuda, Ltd.	7,592	26,780
Hiscox PLC	46,391	260,720
Katanga Mining, Ltd. (I)	88,227	93,493
Lancashire Holdings, Ltd.	1,774	14,521
Neway Group Holdings, Ltd.	230,000	8,718

		723,020
Canada - 11.57%
5N Plus, Inc. (I)	3,445	16,767
Aastra Technologies, Ltd	834	17,676
Absolute Software Corp. (I)	3,900	15,105
Advantage Oil & Gas, Ltd. (I)	18,605	111,314
Aecon Group, Inc.	5,499	60,180
AG Growth International, Inc.	1,300	47,289
AGF Management, Ltd.	13,999	189,043
Alamos Gold, Inc.	14,160	225,211
Alexco Resource Corp. (I)	5,500	22,333
Alliance Grain Traders, Inc.	1,200	31,712
Altagas, Ltd.	6,963	132,227
Altius Minerals Corp. (I)	2,400	22,867
Anderson Energy, Ltd. (I)	20,300	19,608

The accompanying notes are an integral part of the financial statements.	171

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Angiotech Pharmaceuticals, Inc. (I)	20,094	$8,197
Angle Energy, Inc. (I)	2,650	16,899
Astral Media, Inc.	8,440	286,597
Atlantic Power Corp.	3,631	45,526
Atrium Innovations, Inc. (I)	3,200	42,763
ATS Automation Tooling Systems, Inc. (I)	8,723	49,572
Augusta Resource Corp. (I)	13,400	32,295
Aura Minerals, Inc. (I)	11,783	40,995
Aurizon Mines, Ltd. (I)	17,946	119,320
Axia NetMedia Corp. (I)	9,200	15,012
B2gold Corp. (I)	14,146	25,205
Baffinland Iron Mines Corp. (I)	24,800	11,047
Baja Mining Corp. (I)	16,100	11,777
Ballard Power Systems, Inc. (I)	9,800	17,370
Bankers Petroleum, Ltd. (I)	43,086	275,563
Bellatrix Exploration, Ltd. (I)	1,487	4,685
BELLUS Health, Inc. (I)	3,500	312
Bioexx Specialty Proteins, Ltd. (I)	1,100	2,053
Birch Mountain Resources, Ltd. (I)	11,200	13
Birchcliff Energy, Ltd. (I)	11,653	98,133
Black Diamond Group, Ltd.	1,816	28,355
Blackpearl Resources, Inc. (I)	36,440	104,227
BMTC Group, Inc., Class A	3,096	66,777
BNK Petroleum, Inc. (I)	12,925	22,666
Bonterra Energy Corp.	1,207	44,936
Boralex, Inc. (I)	3,000	21,269
Breakwater Resources, Ltd. (I)	6,330	21,964
Bridgewater Systems Corp. (I)	4,172	29,421
Calfrac Well Services, Ltd.	4,613	102,742
Calian Technologies, Ltd.	500	8,323
Calvalley Petroleums, Inc. (I)	9,777	33,557
Canaccord Capital, Inc.	12,077	118,692
Canada Bread Company, Ltd.	2,740	115,602
Canadian Energy Services &
Technology Corp.	1,650	27,837
Canadian Western Bank	9,597	219,597
Canam Group, Inc.	4,070	28,359
Candente Gold Corp. (I)	1,720	1,065
Candente Resource Corp. (I)	8,600	2,460
Canfor Corp. (I)	11,801	90,083
Cangene Corp. (I)	3,800	12,758
Capstone Mining Corp. (I)	21,310	51,159
Cardero Resource Corp. (I)	7,700	9,459
Cardiome Pharma Corp. (I)	8,400	51,045
Carpathian Gold, Inc. (I)	20,000	7,221
Cascades, Inc.	8,818	52,179
Catalyst Paper Corp. (I)	54,263	4,619
CCL Industries, Inc.	4,178	120,636
CE Franklin, Ltd. (I)	2,786	17,635
Celestica, Inc. (I)	3,618	27,279
Celtic Exploration, Ltd. (I)	8,892	95,312
China Gold International Resources
Corp., Ltd. (I)	34,900	155,460
Claude Resources, Inc. (I)	21,200	25,249
Cogeco Cable, Inc.	3,652	122,675
Colossus Minerals, Inc. (I)	100	763
COM DEV International, Ltd. (I)	7,500	12,379
Computer Modelling Group, Ltd.	800	13,579
Connacher Oil and Gas, Ltd. (I)	47,523	53,479
Constellation Software, Inc.	1,700	66,559
Contrans Group, Inc., Class A	4,660	35,441
Copper Mountain Mining Corp. (I)	5,675	15,114
Corby Distilleries, Ltd.	2,222	31,673
Corridor Resources, Inc. (I)	11,000	51,887
Corus Entertainment, Inc.	12,190	222,572

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Corvus Gold, Inc. (I)	2,048	$1,460
Cott Corp. (I)	6,083	42,042
Crew Energy, Inc. (I)	10,473	162,052
Crystallex International Corp. (I)	43,800	18,278
Dalsa Corp.	2,800	25,995
Daylight Energy, Ltd.	8,374	71,540
Delphi Energy Corp. (I)	14,600	33,271
Denison Mines Corp. (I)	22,097	29,840
Descartes Systems Group, Inc. (I)	4,700	26,445
Detour Gold Corp. (I)	7,000	209,078
Divestco, Inc. (I)	2,800	2,337
Dorel Industries, Inc., Class B	5,185	170,183
Duluth Metals, Ltd. (I)	17,000	31,406
Dundee Precious Metals, Inc. (I)	10,200	45,531
DundeeWealth, Inc.	10,643	129,750
Eastern Platinum, Ltd. (I)	66,523	66,751
Easyhome, Ltd.	700	7,418
Ecu Silver Mining, Inc. (I)	500	319
Electrovaya, Inc. (I)	5,656	16,230
Endeavour Silver Corp. (I)	6,200	22,501
Enghouse Systems, Ltd.	1,100	8,459
Ensign Energy Services, Inc. (L)	21,891	237,519
Entree Gold, Inc. (I)	7,500	17,513
Equitable Group, Inc.	1,700	33,479
European Goldfields, Ltd. (I)	20,019	178,723
Evertz Technologies, Ltd.	4,539	65,168
Exeter Resource Corp. (I)	6,979	46,075
Exfo Electro Optical Engineering, Inc. (I)	912	5,046
Fairborne Energy, Ltd. (I)	8,600	34,276
Far West Mining, Ltd. (I)	4,700	19,834
First Majestic Silver Corp (I)	100	463
FirstService Corp. (I)	1,782	37,166
Flint Energy Services, Ltd. (I)	5,120	63,475
Formation Metals, Inc. (I)	4,142	3,146
Forsys Metals Corp. (I)	15,300	31,279
Fortress Paper, Ltd. (I)	1,804	50,753
Fortune Minerals, Ltd. (I)	3,334	1,970
Forzani Group, Ltd.	5,528	84,396
Fraser Papers, Inc. (I)	4,800	0
Fronteer Gold, Inc. (I)	13,680	101,604
Galleon Energy, Inc. (I)	11,550	38,126
Gammon Gold, Inc. (I)	10,650	76,303
Garda World Security Corp. (I)	7,700	54,879
GBS Gold International, Inc. (I)	30,800	0
Gennum Corp.	4,158	24,371
Geomark Exploration, Inc. (I)	5,776	4,333
Glacier Media, Inc. (I)	8,800	18,981
Glentel, Inc.	1,100	19,909
Globestar Mining Corp. (I)	12,700	11,910
Gluskin Sheff & Associates, Inc.	1,700	26,815
Glv, Inc., Class A (I)	1,451	10,219
GMP Capital, Inc.	1,400	13,260
Grande Cache Coal Corp. (I)	17,700	94,944
Great Canadian Gaming Corp. (I)	8,850	58,593
Greystar Resources, Ltd. (I)	4,600	17,083
Groupe Aeroplan, Inc.	23,369	248,515
Guyana Goldfields, Inc. (I)	7,300	63,597
Hanfeng Evergreen, Inc. (I)	3,700	21,825
Harry Winston Diamond Corp. (I)	7,020	70,638
Hemisphere GPS, Inc. (I)	10,400	5,754
Heroux-Devtek, Inc. (I)	3,900	21,578
Home Capital Group, Inc.	5,312	215,200
HudBay Minerals, Inc. (I)	23,292	322,399
IESI-BFC, Ltd.	3,500	82,876
Imax Corp. (I)	8,449	119,483

The accompanying notes are an integral part of the financial statements.	172

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Imperial Metals Corp. (I)	2,600	$38,621
Innergex Renewable Energy, Inc.	4,035	33,261
Intermap Technologies Corp. (I)	7,800	4,974
International Forest Products, Ltd. (I)	5,150	16,421
International Tower Hill Mines, Ltd. (I)	4,097	25,550
Ivanhoe Energy, Inc. (I)	32,400	53,476
KAB Distribution, Inc. (I)	18,405	12
Keegan Resources, Inc. (I)	3,731	24,387
Kimber Resources, Inc. (I)	1,750	1,444
Kingsway Financial Services, Inc. (I)	8,700	14,359
Kirkland Lake Gold, Inc. (I)	5,309	43,165
La Mancha Resources, Inc. (I)	13,311	23,967
Labrador Iron Mines Holdings, Ltd. (I)	2,897	11,981
Lake Shore Gold Corp. (I)	13,508	48,010
Laurentian Bank of Canada	6,628	289,025
Le Chateau, Inc.	2,400	28,358
Legacy Oil & Gas, Inc. (I)	5,252	52,651
Leon’s Furniture, Ltd.	7,809	93,736
Linamar Corp.	12,009	208,118
Lundin Mining Corp. (I)	100	398
MacDonald Dettwiler & Associates, Ltd. (I)	6,140	268,551
MAG Silver Corp. (I)	5,100	38,979
Major Drilling Group International	4,044	89,386
Manitoba Telecom Services, Inc.	1,700	43,841
Maple Leaf Foods, Inc.	11,269	111,279
Marsulex, Inc.	3,500	36,104
Martinrea International, Inc. (I)	11,418	82,769
Maxim Power Corp. (I)	6,300	14,770
MDS, Inc. (I)	15,568	148,329
Medwell Capital Corp. (I)	9,900	2,507
Mega Uranium, Ltd. (I)	26,600	12,223
Mercator Minerals, Ltd. (I)	13,175	23,969
Methanex Corp.	13,088	279,348
Midway Energy, Ltd. (I)	3,602	9,965
Migao Corp. (I)	3,400	20,087
Minefinders Corp. (I)	100	923
MKS, Inc.	1,550	18,315
Monterey Exploration, Ltd. (I)	2,900	23,198
Mosaid Technologies, Inc.	1,500	29,892
Mullen Group, Ltd.	10,755	139,890
Nautilus Minerals, Inc. (I)	20,040	34,203
Neo Material Technologies, Inc. (I)	10,100	36,844
Newalta, Inc.	2,161	17,732
Norbord, Inc. (I)	3,223	33,700
North American Energy Partners, Inc. (I)	1,632	13,728
North American Palladium, Ltd. (I)	8,050	25,667
Northern Dynasty Minerals, Ltd. (I)	5,476	37,693
Northgate Minerals Corp. (I)	25,007	75,512
Novagold Resources, Inc. (I)	18,500	137,750
NuVista Energy, Ltd.	10,679	106,154
Oncolytics Biotech, Inc. (I)	3,800	11,332
OPTI Canada, Inc. (I)	26,100	25,210
Orvana Minerals, Corp. (I)	9,998	17,720
Pace Oil And Gas, Ltd. (I)	1,158	7,765
Paladin Labs, Inc. (I)	1,400	35,448
Paramount Resources, Ltd. (I)	6,355	118,298
Parkbridge Lifestyles Communities, Inc.	6,530	32,149
Pason Systems, Inc.	9,795	108,389
Pelangio Exploration, Inc. (I)	14,200	5,460
Perpetual Energy, Inc.	3,107	14,394
Petrolifera Petroleum, Ltd. (I)	7,550	4,107
Platinum Group Metals, Ltd. (I)	11,200	19,641
Points International, Ltd. (I)	16,500	10,058
Polymet Mining Corp. (I)(L)	13,500	19,750
Premium Brands Holdings Corp.	2,145	26,371

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
QLT, Inc. (I)	8,200	$46,831
Quadra FNX Mining, Ltd. (I)	4,800	52,486
Quebecor, Inc.	7,318	223,448
Queenston Mining, Inc. (I)	5,100	20,805
Quest Capital Corp. (I)	18,000	27,177
Questerre Energy Corp. (I)	23,900	57,377
Ram Power Corp. (I)	7,384	15,096
Redcorp Ventures, Ltd. (I)	9,000	0
Reitman’s Canada, Ltd.	7,751	136,579
Resverlogix Corp. (I)	5,300	13,121
Richelieu Hardware, Ltd.	2,200	54,239
Ritchie Bros. Auctioneers, Inc. (L)	14,084	258,474
Rock Energy, Inc. (I)	373	1,525
RONA, Inc. (I)	14,827	175,891
RS Technologies, Inc. (I)	36,820	2,762
Rubicon Minerals Corp. (I)	21,100	87,063
Russel Metals, Inc. (L)	7,937	142,164
Sabina Gold & Silver Corp. (I)	6,478	21,141
Samuel Manu-Tech, Inc. (I)	3,200	22,387
Sandvine Corp. (I)	12,400	17,443
Savanna Energy Services Corp.	9,568	49,439
Seabridge Gold, Inc. (I)	6,045	181,177
SEMAFO, Inc. (I)	31,200	255,721
Shawcor, Ltd., Class A	8,251	208,142
Sherritt International Corp.	28,923	185,795
Shore Gold, Inc. (I)	400	236
Sierra Wireless, Inc. (I)	3,750	31,052
Silver Standard Resources, Inc. (I)	8,391	147,778
Silvercorp Metals, Inc.	15,895	116,565
Softchoice Corp. (I)	2,000	15,286
Southgobi Energy Resources, Ltd. (I)	3,880	39,733
Sprott Resource Corp. (I)	11,715	48,119
St Andrew Goldfields, Ltd. (I)	100	113
Stantec, Inc. (I)	8,568	206,657
Stella-Jones, Inc.	700	18,840
Storm Ventures International, Inc. (I)	4,291	9,778
Student Transportation of America, Ltd.	5,279	28,269
SunOpta, Inc. (I)	5,771	30,199
Superior Plus Corp.	9,700	106,610
Tanzanian Royalty Exploration Corp. (I)	10,900	60,206
Taseko Mines, Ltd. (I)	19,800	87,270
Tembec, Inc. (I)	7,330	11,617
The Cash Store Financial Services, Inc.	1,710	27,133
The Churchill Corp. (I)	1,700	30,593
The Jean Coutu Group (PJC), Inc.	10,650	87,389
Theratechnologies, Inc. (I)	6,398	29,940
Thompson Creek Metals Company, Inc. (I)	16,072	137,607
TMX Group, Inc.	11,500	305,955
Toromont Industries, Ltd.	10,643	268,483
Torstar Corp. (L)	7,600	67,708
Total Energy Services, Inc.	800	6,512
Transcontinental, Inc.	11,675	133,025
TransForce, Inc.	11,166	101,257
Transglobe Energy Corp. (I)	8,300	59,389
Transition Therapeutics, Inc. (I)	3,200	13,174
Trican Well Service, Ltd.	14,600	194,968
Trilogy Energy Corp.	4,500	46,631
Trinidad Drilling, Ltd.	16,500	77,367
Turnkey E&P, Inc. (I)	1,100	5
U308 Corp. (I)	3,303	867
UEX Corp. (I)	14,600	11,501
Uni-Select, Inc.	2,200	53,538
UR-Energy, Inc. (I)	10,200	8,418
Uranium One, Inc. (I)(L)	75,463	249,102
UTS Energy Corp. (I)	29,130	96,704

The accompanying notes are an integral part of the financial statements.	173

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Vecima Networks, Inc. (I)	2,921	$12,327
Vector Aerospace Corp. (I)	2,300	15,206
Ventana Gold Corp. (I)	4,000	31,959
Vero Energy, Inc. (I)	5,900	33,806
Virginia Mines, Inc. (I)	3,063	21,514
Vitran Corp., Inc. (I)	300	2,695
Waterfurance Renewable Energy, Inc.	1,161	27,382
Wesdome Gold Mines, Ltd.	11,600	26,217
West Fraser Timber Company, Ltd.	6,481	224,937
Western Coal Corp. (I)	25,500	95,653
Westport Innovations, Inc. (I)	3,900	61,919
Wi-LAN, Inc.	12,200	37,183
Winpak, Ltd.	6,500	65,710
Xceed Mortgage Corp. (I)	1,800	1,722
Xtreme Coil Drilling Corp. (I)	6,548	20,448
Zarlink Semiconductor, Inc. (I)	9,400	16,837

		17,431,798
Cayman Islands - 0.01%
Siem Offshore, Inc. (I)	11,805	17,726
China - 0.13%
Bund Center Investment, Ltd. (I)	111,000	38,594
China XLX Fertiliser, Ltd.	70,000	26,823
Chinasoft International, Ltd. (I)	30,000	7,097
Delong Holdings, Ltd. (I)	45,500	16,663
Epure International, Ltd. (I)	79,000	41,328
Pacific Textile Holdings, Ltd.	116,000	59,059

		189,564
Cyprus - 0.14%
Marfin Popular Bank Public Company, Ltd.	25,265	51,398
ProSafe ASA	29,871	142,775
Prosafe Production Public, Ltd. (I)	8,635	17,623

		211,796
Denmark - 1.01%
ALK-Abello A/S	663	34,220
Alm. Brand Skadesforsikring A/S (I)	1,126	10,996
Ambu A/S	800	18,227
Auriga Industries	2,034	33,175
Bang & Olufsen A/S (I)(L)	4,791	37,818
Bavarian Nordic A/S (I)	1,471	53,415
BoConcept Holding A/S (I)	75	1,986
Brodrene Hartmann A/S	800	9,520
Capinordic A/S (I)	9,300	1,186
D.S. Norden A/S	2,936	110,331
Dalhoff Larsen & Horneman A/S (I)	2,500	8,704
DFDS A/S (I)	425	25,793
DiBa Bank A/S (I)	550	5,415
East Asiatic Company, Ltd. A/S	1,821	43,059
Fionia Bank A/S (I)	1,250	0
Fluegger A/S	225	15,294
Genmab A/S (I)	3,921	36,864
GN Store Nord A/S (I)	12,589	80,770
Greentech Energy Systems A/S (I)	6,004	12,413
Gronlandsbanken (I)	20	1,370
Harboes Bryggeri A/S	441	9,295
IC Companys A/S (I)	3,227	113,540
Jeudan A/S	492	35,067
NeuroSearch A/S (I)	2,902	44,025
NKT Holding A/S	383	14,431
Nordjyske Bank A/S (I)	1,190	19,830
Ostjydsk Bank A/S (I)	160	9,478
Parken Sport & Entertainment A/S (I)	864	11,920
PER Aarsleff A/S	420	27,841

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Denmark (continued)
Pharmexa A/S (I)	10,600	$809
Ringkjoebing Landbobank A/S (I)	485	46,281
Rockwool International A/S	296	25,278
Roskilde Bank A/S (I)	495	0
Satair A/S	591	20,576
Schouw & Company A/S	2,506	50,984
SimCorp A/S	500	67,415
Sjaelso Gruppen A/S (I)	2,935	3,823
Solar Holdings A/S	900	48,566
Spar Nord Bank A/S (I)	8,152	78,289
Sparbank Vest A/S (I)	275	3,791
Sydbank A/S (I)	8,286	174,412
Thrane & Thrane A/S	800	24,937
TK Development A/S (I)	3,786	12,208
Topdanmark A/S (I)	786	90,335
TopoTarget A/S (I)(L)	15,000	8,936
Vestjysk Bank A/S (I)	3,265	34,949

		1,517,572
Finland - 2.33%
Ahlstrom OYJ (L)	1,578	29,378
Alma Media OYJ	7,542	60,952
Amer Sports OYJ	17,431	181,647
Aspo OYJ	2,534	22,813
Atria PLC	1,229	16,558
BasWare OYJ	299	6,927
Cargotec Corp. OYJ	5,686	184,036
Cramo OYJ (I)	3,712	58,104
Digia PLC	2,622	17,762
Elektrobit Corp.	9,773	10,648
Etteplan OYJ	276	1,027
F-Secure OYJ	10,255	28,031
Finnair OYJ (I)(L)	7,567	44,731
Finnlines OYJ (I)	2,378	24,715
Fiskars Corp.	7,608	126,171
HK Ruokatalo OYJ	5,218	51,728
Huhtamaki OYJ	9,309	108,629
Ilkka-Yhtyma OYJ (L)	1,877	15,310
KCI Konecranes OYJ	8,126	246,874
Kemira OYJ	8,209	98,024
Lannen Tehtaat OYJ	930	20,263
Lassila & Tikanoja OYJ	3,716	64,504
Lemminkainen OYJ (I)	775	23,544
M-real OYJ (I)	31,597	111,287
Olvi OYJ	959	34,606
Oriola-KD OYJ	22,667	110,716
Orion OYJ, Series A	6,324	114,582
Orion OYJ, Series B	15,474	282,456
Outotec OYJ	4,469	149,850
Ponsse OYJ	1,465	20,387
Poyry OYJ	4,503	61,910
Raisio OYJ	15,131	54,193
Ramirent OYJ	8,097	71,502
Rapala VMC OYJ	617	4,533
Rautaruukki OYJ	4,950	86,597
Ruukki Group OYJ (I)	20,289	45,777
Scanfil OYJ	3,082	10,850
Stockmann OYJ Abp, Series A	1,949	64,650
Stockmann OYJ Abp, Series B	4,072	129,031
Tecnomen OYJ (I)	10,173	9,918
Teleste OYJ	1,377	8,103
TietoEnator OYJ	7,664	125,886
Tikkurila OYJ (I)	2,052	40,246
Uponor OYJ	6,920	95,783
Vacon OYJ	1,063	48,504

The accompanying notes are an integral part of the financial statements.	174

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Finland (continued)
Vaisala OYJ	1,483	$36,059
YIT OYJ	17,181	354,676

		3,514,478
France - 4.42%
Abc Arbitrage	183	1,594
Ales Groupe SA	435	6,718
Alten SA	2,039	50,421
Altran Technologies SA (I)	11,249	40,939
April Group SA	1,609	38,738
Arkema	8,635	358,101
Assystem SA	1,674	24,606
Avanquest Software SA (I)	1,218	4,432
Bacou Dalloz SA	519	77,609
Beneteau SA (I)	4,379	57,951
Boiron SA	834	29,193
Bonduelle SCA	372	31,686
Bongrain SA	645	42,879
Bourbon SA	4,224	160,543
Bull SA (I)	11,140	34,173
Canal Plus SA (L)	6,204	42,353
Carbone Lorraine SA	1,387	47,672
Cegedim SA	484	31,824
Cegid SA	599	15,339
Ciments Francais SA	379	28,529
Club Mediterranee SA (I)	3,671	63,498
Compagnie Plastic Omnium SA	1,369	65,179
Delachaux SA	877	55,622
Devoteam SA	242	5,138
Electricite de Strasbourg SA	142	20,253
Esso SAF	269	34,017
Etablissements Maurel et Prom SA	8,680	94,858
Euro Disney SCA (I)	3,416	17,234
Eurofins Scientific	534	25,005
Exel Industries SA	185	6,680
Faiveley Transport	191	14,701
Faurecia (I)	4,406	76,014
Financiere Marc de Lacharriere SA	1,072	40,359
Fleury Michon SA	344	15,693
Gaumont SA	489	33,400
GFI Informatique SA (I)	5,737	18,665
GIFI	408	24,618
GL Events SA	910	24,135
Groupe Steria SA	2,706	66,396
Guerbet SA	180	18,227
Guyenne & Gascogne SA	699	70,501
Havas SA	57,577	263,248
Infogrames Entertainment SA (I)	3,415	15,002
Ingenico SA	4,067	99,019
Ipsen SA	3,292	112,225
Ipsos SA	2,092	77,741
Kaufman & Broad SA (I)	1,176	26,194
Korian	1,887	38,702
Laurent-Perrier SA	374	32,483
Lisi SA	546	30,283
LVL Medical Groupe SA	1,044	19,831
M6-Metropole Television	4,852	100,837
Maisons France Confort SA	510	18,466
Manitou BF SA (I)	1,754	27,089
Manutan SA	963	55,856
Marseill Tunnel Prado-Carena	219	6,962
Montupet SA (I)	553	3,726
Naturex	382	15,361
Neopost SA	3,839	270,884
Nexans SA	4,933	294,346

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Nexity SA	4,079	$125,065
Nicox SA (I)	3,351	10,193
Norbert Dentressangle SA	882	60,329
Orpea SA	3,018	113,701
PagesJaunes Groupe SA	10,687	101,407
Parrot SA (I)	453	9,032
Penauille Polyservices SA (I)	7,713	33,552
Pierre & Vacances SA	562	35,931
Rallye SA	2,722	92,048
Recylex SA (I)	2,162	18,830
Remy Cointreau SA (L)	2,806	154,975
Rhodia SA	18,980	354,501
Robertet SA	258	33,514
Rubis SA	1,086	95,624
Sa des Ciments Vicat	1,229	74,237
Saft Groupe SA	2,859	89,935
Samse SA	285	20,249
Sechilienne-Sidec SA	1,925	50,149
Sequana Capital	451	5,505
Societe Industrielle D’Aviations
Latecoere SA (I)	350	2,558
SOITEC (I)(L)	11,308	95,439
Somfy SA	383	73,046
Sopra Group SA	529	34,623
SR Teleperformance SA	5,607	135,163
Stallergenes SA	813	59,452
Stef-TFE Group	993	49,200
Sucriere de Pithiviers-Le-Vieil SA	59	52,249
Synergie SA	1,224	29,495
Tessi SA	206	15,094
Theolia SA (I)(L)	6,581	14,130
Toupargel-Agrigel SA	936	17,714
Transgene SA (I)	293	5,064
Trigano SA (I)	2,853	55,676
UbiSoft Entertainment SA (I)	7,630	65,725
Union Financiere de France Banque SA	577	19,649
Valeo SA (I)	13,775	478,473
Viel & Compagnie SA	6,221	20,665
Vilmorin & Compagnie SA	555	51,709
Virbac SA	457	54,118
VM Materiaux SA	539	29,289
Vranken-Pommery Monopole Group SA	407	16,368
Wendel	2,640	135,191
Zodiac SA	4,062	243,370

		6,655,985
Germany - 4.68%
Aareal Bank AG (I)	4,484	82,477
Adlink Internet Media AG (I)	2,151	8,189
Adva AG Optical Networking (I)	2,485	13,272
Agennix AG (I)	1,121	6,015
Air Berlin Plcair Berlin PLC (I)	2,101	8,826
Amadeus Fire AG	724	19,863
Asian Bamboo AG	476	21,027
Augusta Technologie AG	1,041	17,305
Baader Wertpapierhandelsbank AG	4,116	16,281
Balda AG (I)	3,189	14,444
Bauer AG	995	40,135
BayWa AG	399	14,721
Beate Uhse AG (I)	8,223	4,352
Bechtle AG	1,192	33,781
Bertrandt AG	519	24,500
Bilfinger Berger AG	7,275	432,380
Biotest AG	323	13,565
Boewe Systec AG (I)	126	120

The accompanying notes are an integral part of the financial statements.	175

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Carl Zeiss Meditec AG	3,844	$55,527
Cenit AG	2,140	13,735
CENTROTEC Sustainable AG (I)	1,362	24,172
Cewe Color Holding AG	730	24,261
Comdirect Bank AG	3,822	33,005
Conergy AG (I)(L)	12,524	9,561
Constantin Medien AG (I)	7,438	15,162
CropEnergies AG	1,866	8,479
CTS Eventim AG	1,453	64,120
Curanum AG (I)	4,385	12,591
D Logistics AG (I)	4,397	7,800
DAB Bank AG	3,886	20,196
Data Modul AG (I)	635	9,194
Delticom AG	193	10,577
Demag Cranes AG (I)	2,393	73,016
Deutsche Beteiligungs AG	222	4,949
Deutsche Wohnen AG (I)	8,098	78,778
Deutz AG (I)	7,867	47,016
Dialog Semiconductor PLC (I)	6,464	72,305
Douglas Holding AG	3,417	146,423
Drillisch AG	6,749	43,737
Duerr AG (I)	839	21,548
DVB Bank AG	110	3,443
Elexis AG	1,107	16,644
ElringKlinger AG	2,899	74,573
Evotec AG (I)	25,197	80,145
Fielmann AG	16	1,318
Freenet AG	15,834	159,391
Fuchs Petrolub AG	917	84,828
Gerresheimer AG (I)	3,776	130,495
Gerry Weber International AG	1,425	44,701
Gesco AG	414	22,704
GFK AG	1,995	75,812
GFT Technologies AG	2,486	10,280
Gildemeister AG	4,756	57,825
Grammer AG (I)	1,241	22,285
Grenkeleasing AG	1,123	51,415
H&R Wasag AG	399	9,170
Hamburger Hafen und Logistik AG (L)	2,010	70,226
Hawesko Holding AG	1,116	39,535
Heidelberger Druckmaschinen AG (I)(L)	9,214	70,837
Homag Group AG (I)	716	12,051
Indus Holding AG	1,427	30,541
Interseroh AG	294	15,994
Intershop Communications AG (I)(L)	2,654	5,607
IVG Immobilien AG (I)	10,586	69,129
IWKA AG (I)	3,250	51,334
Jenoptik AG (I)	5,019	27,900
KIZOO AG	1,380	13,796
Kloeckner & Company SE (I)	8,798	170,641
Koenig & Bauer AG (I)	819	14,230
Kontron AG	6,351	44,587
Krones AG (I)(L)	1,743	93,908
KSB AG	73	47,942
KWS Saat AG	290	45,904
Leoni AG (I)	4,631	121,010
Loewe AG	772	5,899
Manz Automation AG (I)	222	14,002
MasterFlex AG (I)	207	916
Mediclin AG	8,179	42,010
Medigene AG (I)	3,374	11,531
Medion AG	3,090	35,832
MLP AG	6,309	58,207
Mologen AG (I)	1,346	14,493
Morphosys AG (I)	2,360	48,916

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
MTU Aero Engines Holding AG	31	$1,721
MVV Energie AG	1,324	51,874
Nemetschek AG	1,050	32,681
Norddeutsche Affinerie AG	4,297	170,229
Nordex AG (I)	3,399	31,324
P&I Personal & Informatik AG	20	607
Pfeiffer Vacuum Technology AG	1,003	77,503
Pfleiderer AG (I)	3,609	19,077
Phoenix Solar AG	220	7,690
Plambeck Neue Energien AG (I)	5,657	13,076
Praktiker Bau- und Heimwerkermaerkte AG	6,704	51,335
Premiere AG (I)	41,539	50,939
PVA TePla AG	1,400	7,753
Q-Cells AG (I)(L)	3,938	25,339
QSC AG (I)	10,874	21,245
R. Stahl AG	574	16,679
Rational AG	503	90,912
REpower Systems AG (I)	129	17,129
Rheinmetall AG	6,290	347,747
Roth & Rau AG (I)	1,970	49,456
Sartorius AG	997	25,071
Schlott Gruppe AG (I)	185	955
SGL Carbon AG (I)	6,704	207,826
SHB Stuttgarter Finanz & Beteiligungs AG	951	21,813
Singulus Technologies AG (I)	4,178	18,412
Sixt AG	755	22,332
Software AG	4	417
Solar Millennium AG (I)(L)	1,423	32,703
Solarworld AG (L)	11,352	128,183
Solon AG Fuer Solartechnik AG (I)(L)	1,838	8,323
Stada Arzneimittel AG	10,586	322,425
Stratec Biomedical Systems AG	807	28,318
Symrise AG	14,466	356,510
Tag Immobilien AG (I)	1,288	7,742
Takkt AG	2,729	29,981
Technotrans AG (I)	258	1,818
Tognum AG	11,651	213,836
TUI AG (I)(L)	21,877	219,849
United Internet AG	9,342	119,626
Versatel AG (I)(L)	1,054	6,295
Vossloh AG	1,255	124,680
VTG AG	318	5,011
Wacker Construction Equipment AG (I)	2,519	30,270
Washtec AG	1,640	16,432
Wincor Nixdorf AG	4,939	286,581
Wire Card AG (L)	11,432	132,104
Wuerttembergische Lebensversicherung AG	576	16,296

		7,057,537
Gibraltar - 0.06%
PartyGaming PLC (I)(L)	22,321	89,250
Greece - 1.26%
Agricultural Bank of Greece SA (I)	21,674	30,132
Alapis Holding Industrial & Commercial SA	9,052	23,586
Anek Lines SA (I)	16,819	5,528
Athens Stock Exchange SA	6,411	40,418
Athens Water Supply and Sewage
Company SA	2,918	18,462
Bank of Attica SA (I)	9,882	18,072
Bank of Cyprus PCL	56,015	298,458
Bank of Greece SA	2,122	85,700
Diagnostic & Therapeutic Center of Athens
Hygeia SA (I)	12,759	14,243
Duty Free Shops SA (I)	2,936	17,443
EFG Eurobank Ergasias SA (I)	8,383	54,395

The accompanying notes are an integral part of the financial statements.	176

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Greece (continued)
Emporiki Bank SA (I)	8,531	$28,191
Euromedica SA (I)	1,362	3,798
Folli-follie SA	828	17,363
Forthnet SA (I)	14,320	12,850
Fourlis SA	4,391	34,700
Frigoglass SA	2,954	34,426
GEK Group of Companies SA	7,981	42,393
Geniki Bank (I)	2,122	7,879
Greek Postal Savings Bank SA (I)	20,725	120,547
Halcor SA (I)	12,007	11,889
Hansard Global PLC	11,952	30,232
Hellenic Petroleum SA	9,073	67,840
Hellenic Technodomiki Tev SA	16,528	60,278
Heracles General Cement SA	5,225	30,723
Iaso SA	5,049	15,050
Intracom Holdings SA (I)	28,550	24,882
Intralot SA-integrated Lottery
Systems & Services	3,312	13,036
J&P-Avax SA	7,584	13,334
Jumbo SA	1,272	8,110
Lambrakis Press SA (I)	2,615	3,354
Marfin Financial Group SA Holdings (I)	58,410	68,667
Metka SA	2,434	24,985
Michaniki SA	5,586	3,460
Motor Oil Hellas Corinth Refineries SA	5,560	55,571
Mytilineos Holdings SA (I)	14,916	79,180
Piraeus Bank SA (I)	39,716	205,636
Piraeus Port Authority SA (I)	881	15,153
Sidenor Steel Products Manufacturing
Company SA (I)	4,142	13,187
Teletypos SA Mega Channel (I)	4,590	18,439
Terna Energy SA	3,843	16,527
Thessaloniki Port Authority SA	488	7,484
Titan Cement Company SA	7,397	138,590
Viohalco SA (I)	12,925	60,490

		1,894,681
Hong Kong - 3.28%
Alco Holdings, Ltd.	54,000	19,814
Allied Group, Ltd.	18,000	63,741
Allied Properties HK, Ltd.	592,000	114,891
Apac Resources, Ltd. (I)	460,000	28,666
Artel Solutions Group Holdings, Ltd. (I)	565,000	20,702
Asia Financial Holdings, Ltd.	66,000	24,601
Asia Satellite Telecom
Holdings Company, Ltd.	26,220	42,199
Associated International Hotels, Ltd. (I)	26,000	54,216
Bonjour Holdings, Ltd.	136,000	43,191
Bright International Group, Ltd. (I)	406,000	26,178
Burwill Holdings Ltd. (I)	464,000	24,446
C C Land Holdings, Ltd.	420,000	169,152
C Y Foundation Group, Ltd. (I)	605,000	9,094
Champion Technology Holdings, Ltd.	331,406	8,508
Chen Hsong Holdings, Ltd.	40,000	15,017
Chevalier International Holdings, Ltd.	24,000	27,086
Chia Tai Enterprises International, Ltd. (I)	280,000	9,718
China Energy Development Holdings, Ltd. (I)	658,000	36,605
China Metal International Holdings, Inc.	58,000	13,677
China Precious Metal Resources Holdings
Company, Ltd. (I)	56,000	11,117
China Public Procurement, Ltd. (I)	312,000	27,274
China Sci-Tech Holdings, Ltd. (I)	2,383,040	43,787
China Seven Star Shopping, Ltd. (I)	470,000	6,968
China Solar Energy Holdings, Ltd. (I)	1,270,000	33,104
China Sonangol Resources Enterprise, Ltd. (I)	94,000	18,012

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
China Strategic Holdings, Ltd. (I)	610,000	$40,782
China WindPower Group, Ltd. (I)	560,000	59,759
Chong Hing Bank, Ltd.	32,000	67,207
Chow Sang Sang Holdings, Ltd.	30,000	57,392
Chu Kong Shipping Development	22,000	5,385
Chuang’s Consortium International, Ltd. (I)	157,308	16,382
Citic 1616 Holdings, Ltd.	156,000	40,020
City Telecom HK, Ltd.	1,717	20,570
CK Life Sciences International
Holdings, Inc. (I)	532,000	30,779
CNNC International, Ltd. (I)	35,000	29,069
CP Pokphand Company	494,000	40,012
Cross-Harbour Holdings, Ltd.	22,000	18,525
Dah Chong Hong Holdings, Ltd.	146,000	117,214
Dickson Concepts International, Ltd.	37,000	24,361
EganaGoldpfeil Holdings, Ltd. (I)	131,750	0
Emperor Entertainment Hotel, Ltd.	115,000	20,101
Emperor International Holdings, Ltd.	240,000	47,910
Emperor Watch & Jewellery, Ltd.	400,000	29,003
eSun Holdings, Ltd. (I)	113,000	14,960
Eva Precision Industrial Holdings, Ltd.	80,000	42,430
Far East Consortium International, Ltd.	210,925	62,257
First Natural Foods Holdings, Ltd. (I)	375,000	0
Fubon Bank, Ltd.	46,000	21,607
G-Resources Group, Ltd. (I)	2,643,000	127,909
Get Nice Holdings, Ltd.	246,000	13,985
Giordano International, Ltd.	221,708	123,876
Glorious Sun Enterprises, Ltd.	88,000	33,027
Golden Resorts Group, Ltd. (I)	1,508,000	63,975
Hang Fung Gold Technology, Ltd. (I)	310,000	0
Harbour Centre Development, Ltd.	37,500	41,343
Heng Tai Consumables Group, Ltd. (I)	110,250	12,332
HKR International, Ltd.	114,400	44,861
Hong Kong Resources
Holdings Company, Ltd.	236,000	35,786
Hung Hing Printing Group, Ltd.	76,216	22,138
Huscoke Resources Holdings, Ltd. (I)	574,000	33,936
Hutchison Harbour Ring, Ltd.	292,000	30,866
Hybrid Kinetic Group, Ltd. (I)	650,000	23,895
I-Cable Communications, Ltd. (I)	179,000	22,317
I.T, Ltd.	126,808	67,988
Imagi International Holdings, Ltd. (I)	87,500	1,991
Integrated Distribution Services Group, Ltd.	23,000	66,880
International Luk Fook Holdings, Ltd.	38,000	74,533
Ione Holdings, Ltd.	160,000	8,228
Jinhui Holdings, Ltd. (I)	42,000	12,960
K Wah International Holdings, Ltd.	291,227	97,071
Keck Seng Investments, Ltd.	1,000	483
King Stone Energy Group, Ltd. (I)	2,400,000	47,212
Kowloon Development Company, Ltd.	84,000	87,367
Lai Sun Development Company, Ltd. (I)	632,000	12,344
Le Saunda Holdings	102,000	44,087
Lee & Man Holding, Ltd.	80,000	62,863
Lippo, Ltd.	31,250	11,004
Liu Chong Hing Investment	12,000	13,339
Loudong General Nice Resources China
Holdings, Ltd. (I)	111,000	15,023
Lung Kee Holdings, Ltd.	46,000	26,132
Matsunichi Communication Holdings, Ltd. (I)	89,000	51,708
Media Chinese International, Ltd.	30,000	7,648
Melco International Development (I)	186,000	73,895
Midland Holdings, Ltd.	128,000	102,796
Ming Fai International Holdings, Ltd.	16,000	5,143
Miramar Hotel & Investment Company, Ltd.	8,000	8,033
Natural Beauty Bio-Technology, Ltd.	230,000	44,049

The accompanying notes are an integral part of the financial statements.	177

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Neo-Neon Holdings, Ltd.	76,500	$45,243
New Times Energy Corp., Ltd. (I)	488,000	12,921
Norstar Founders Group, Ltd. (I)	168,000	15,766
Orange Sky Golden Harvest Entertainment
Holdings, Ltd. (I)	295,000	21,694
Pacific Andes International Holdings, Ltd.	220,591	35,919
Pacific Basin Shipping, Ltd.	279,000	190,564
Pacific Century Premium Developments, Ltd.	111,000	19,770
Paliburg Holdings, Ltd.	71,380	26,419
Peace Mark Holdings, Ltd. (I)	180,000	0
Pearl Oriental Innovation, Ltd. (I)	180,000	29,425
Petroasian Energy Holdings, Ltd. (I)	284,000	19,719
Phoenix Satellite Television Holdings, Ltd.	174,000	53,241
Pico Far East Holdings, Ltd.	126,000	22,419
Polytec Asset Holdings, Ltd.	210,000	34,111
Public Financial Holdings, Ltd.	36,000	20,533
PYI Corp., Ltd. (I)	801	26
Regal Hotels International Holdings, Ltd.	83,200	32,305
Rising Development Holdings (I)	104,000	24,219
Road King Infrastructure, Ltd.	3,000	2,458
Sa Sa International Holdings, Ltd.	114,000	78,267
SEA Holdings, Ltd.	52,000	26,133
Shui On Construction & Materials, Ltd.	50,000	59,785
Shun Tak Holdings, Ltd.	254,000	146,392
Singamas Container Holdings, Ltd. (I)	180,000	36,506
Sino-Tech International Holdings, Ltd.	420,000	21,600
Smartone Telecommunications Holdings, Ltd.	35,500	36,048
Sun Hung Kai & Company, Ltd.	29,000	18,931
Sun Innovation Holdings, Ltd. (I)	400,000	10,179
Superb Summit International Timber
Company, Ltd. (I)	378,000	11,566
Tack Fat Group International, Ltd. (I)	200,000	0
TAI Cheung Holdings, Ltd.	66,000	41,374
Tai Fook Securities Group, Ltd.	36,000	22,247
TAK Sing Alliance Holdings, Ltd.	94,000	11,715
Tan Chong International, Ltd.	63,000	14,166
Texhong Textile Group, Ltd.	92,000	58,548
Titan Petrochemicals Group, Ltd. (I)	600,000	48,600
Transport International Holdings, Ltd.	34,400	104,367
United Power Investment, Ltd. (I)	828,000	22,887
USI Holding Corp.	38,000	11,964
Value Partners Group, Ltd.	58,000	33,929
Victory City International Holdings, Ltd.	150,000	31,524
Vitasoy International Holdings, Ltd.	146,000	114,122
VST Holdings Company, Ltd. (I)	88,000	24,997
Wai Kee Holdings, Ltd.	72,000	16,246
Wing On Company International, Ltd.	17,000	29,985
Winteam Pharmaceutical Group, Ltd. (I)	212,000	28,617

		4,937,959
Ireland - 1.06%
AER Lingus Group PLC (I)	25,626	29,358
C&C Group PLC	42,427	165,219
DCC PLC	12,042	301,197
FBD Holdings PLC (I)	4,678	40,968
Fyffes PLC	29,278	12,794
Glanbia PLC	15,698	66,481
Grafton Group PLC	22,961	77,976
IFG Group PLC	19,878	28,981
Independent News & Media PLC (I)	30,840	25,792
Irish Continental Group PLC	2,561	47,699
Irish Life & Permanent Group
Holdings PLC (I)	30,577	55,671
Kenmare Resources PLC	209,013	50,217
Kingspan Group PLC (I)	26,276	180,935

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Ireland (continued)
McInerney Holdings PLC (I)	20,779	$1,044
Paddy Power PLC	5,516	191,286
Smurfit Kappa Group PLC (I)	28,993	247,687
United Drug PLC	26,909	77,422

		1,600,727
Israel - 1.09%
Africa Israel Investments, Ltd. (I)	7,871	41,441
AL-Rov (Israel), Ltd. (I)	370	9,463
Alvarion, Ltd. (I)	5,360	10,150
Clal Biotechnology Industries, Ltd. (I)	5,223	22,757
Clal Industries & Investments, Ltd.	10,617	67,503
Clal Insurance Enterprise Holdings, Ltd. (I)	3,648	78,817
Delek Automotive Systems, Ltd.	4,929	53,821
Electra Israel, Ltd. (I)	114	10,925
Ezchip Semiconductor, Ltd. (I)	1,929	41,411
First International Bank of Israel, Ltd.	12,438	35,572
First International Bank of Israel, Ltd.	2,591	37,239
Frutarom Industries, Ltd.	7,174	62,976
Fundtech, Ltd. (I)	498	6,474
Gilat Satellite Networks, Ltd. (I)	2,000	9,400
Given Imaging, Ltd. (I)	307	4,345
Hadera Paper, Ltd. (I)	503	34,987
Harel Insurance Investments, Ltd.	1,121	51,914
Hot Telecommunication System, Ltd. (I)	2,631	26,208
Ituran Location And Control, Ltd.	1,736	23,698
Jerusalem Oil Exploration (I)	705	11,119
Makhteshim-Agam Industries, Ltd.	51,558	177,914
Matrix IT, Ltd.	2,531	12,954
Mellanox Technologies, Ltd. (I)	5,397	87,422
Menorah Mivtachim Holdings, Ltd. (I)	4,526	48,570
Oil Refineries, Ltd.	204,443	102,509
Ormat Industries, Ltd.	10,674	78,999
Osem Investments, Ltd.	5,160	73,325
Paz Oil Company, Ltd.	588	82,743
Rami Levi Chain Stores Hashikma
Marketing 2006, Ltd.	845	20,561
Retalix, Ltd. (I)	3,157	37,776
Shikun & Binu, Ltd.	35,668	71,854
Strauss Group, Ltd.	4,648	64,652
Super-Sol, Ltd.	17,277	99,343
The Phoenix Holdings, Ltd. (I)	5,158	13,273
Tower Semiconductor, Ltd. (I)	25,831	36,360

		1,648,475
Italy - 3.11%
Acea SpA (I)	11,525	127,452
Acegas-APS SpA	2,167	11,021
Actelios SpA	1,929	6,110
Aedes SpA (I)	6,455	1,689
Amplifon SpA	8,041	35,251
Ansaldo STS SpA	10,144	121,098
Astaldi SpA	5,883	36,399
Azimut Holding SpA	19,417	165,973
Banca Finnat Euramerica SpA	10,675	7,381
Banca Generali SpA	10,115	108,990
Banca IFIS SpA (L)	5,374	34,731
Banca Intermobiliare SpA (I)	14,093	74,337
Banca Popolare Dell’emilia Romagna SCRL	11,978	129,257
Banca Popolare dell’Etruria e del
Lazio SpA (I)	8,572	37,270
Banca Popolare di Milano SpA	41,743	181,440
Banca Popolare di Sondrio SCRL	15,794	128,758
Banca Profilo SpA (I)	23,984	14,489
Banco di Desio e della Brianza SpA	4,149	19,852

The accompanying notes are an integral part of the financial statements.	178

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount		Value

COMMON STOCKS (continued)
Italy (continued)		$
Benetton Group SpA	8,139		54,893
Benetton Group SpA, SADR	200		2,690
Brembo SpA	3,286		23,731
Bulgari SpA	25,204		185,393
Buzzi Unicem SpA	3,449		31,153
Caltagirone Editore SpA	5,211		12,194
Caltagirone SpA	3,553		8,798
Cementir SpA	6,234		16,236
CIR-Compagnie Industriali Riunite SpA (I)	56,919		98,434
Credito Artigiano SpA	23,255		42,904
Credito Bergamasco SpA	711		20,166
Credito Emiliano SpA	16,311		95,854
Danieli & C Officine Meccaniche SpA	1,785		32,014
Davide Campari Milano SpA	10		52
De Longhi SpA	18,320		84,421
DiaSorin SpA	3,033		122,592
Digital Multimedia Technologies SpA (I)	1,056		17,663
EEMS Italia SpA (I)	5,583		10,417
ERG SpA	8,273		101,777
ErgyCapital SpA (I)	175		113
Esprinet SpA	2,846		23,637
Eurotech SpA (I)	3,019		7,691
Fastweb SpA (I)	1,771		25,181
Fiera Milano SpA (I)	2,228		11,235
Gemina SpA (I)	51,524		31,104
Geox SpA	12,899		60,549
Gruppo Beghelli SpA	11,564		9,318
Gruppo Coin SpA (I)	8,302		65,751
Gruppo Editoriale L’Espresso SpA (I)	19,434		37,366
Hera SpA	70,827		128,566
Immsi SpA (L)	20,642		20,012
Impregilo SpA (I)	47,024		118,247
Indesit Company SpA	7,870		75,364
Industria Macchine Automatiche SpA	1,088		18,615
Interpump SpA (I)	7,154		38,903
Iren SpA	55,361		86,509
Italcementi SpA	6,288		44,969
Italmobiliare SpA	787		21,756
Juventus Football Club SpA (I)	8,911		10,156
KME Group SpA (I)	26,355		9,857
Landi Renzo Spa	825		3,809
Lottomatica SpA	7,460		101,298
Maire Tecnimont SpA	17,000		56,718
Marr SpA	3,721		34,819
Mediolanum SpA	4,905		18,150
Milano Assicurazioni SpA	25,516		44,266
Mondadori (Arnoldo) Editore SpA (I)	12,390		34,951
Nice SpA	3,458		13,399
Panariagroup Industrie Ceramiche SpA (I)	3,544		7,849
Piaggio & C SpA	12,658		32,920
Piccolo Credito Valtellinese SCRL	22,405		101,147
Pirelli & C Real Estate SpA (I)	5,311		2,279
Premafin Finanziaria SpA (I)	26,879		29,259
Prysmian SpA	17,774		277,415
Recordati SpA	12,219		95,893
Risanamento SpA (I)	13,318		5,307
Sabaf SpA	962		21,902
Safilo Group SpA (I)	2,432		26,857
Saras SpA (I)	49,911		84,466
Save SpA	3,345		29,582
Seat Pagine Gialle SpA (I)	130,315		22,286
Snai SpA (I)	8,592		29,930
Societa Iniziative Autostradali e Servizi SpA	7,495		62,981
Societa’ Cattolica di Assicurazioni SCRL	5,992		140,628
Socotherm SpA (I)	2,703		4,881

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Sogefi SpA (I)	7,700	$19,470
Sol SpA	6,441	39,919
Sorin SpA (I)	67,066	130,295
Stefanel SpA (I)	11,908	9,397
Telecom Italia Media SpA (I)	23,548	5,679
Tod’s SpA	1,162	90,121
Trevi Finanziaria SpA	2,918	37,195
Vianini Lavori SpA	4,074	20,610

		4,683,457
Japan - 22.69%
Accordia Golf Company, Ltd.	70	68,927
Achilles Corp.	20,000	27,090
Adeka Corp.	13,391	136,379
Aderans Company, Ltd. (I)	4,600	54,515
Advanex, Inc. (I)	2,000	2,069
Aeon Delight Company, Ltd.	3,100	58,036
Ahresty Corp.	800	5,609
AI Holdings Corp.	4,300	13,955
Aica Kogyo Company, Ltd.	6,700	74,863
Aichi Bank, Ltd.	1,300	79,449
Aichi Machine Industry Company, Ltd.	7,000	22,027
Aichi Steel Corp.	13,000	59,157
Aichi Tokei Denki Company, Ltd.	6,000	15,924
Aida Engineering, Ltd.	7,500	24,149
Ain Pharmaciez, Inc.	100	3,414
Aiphone Company, Ltd.	1,900	30,219
Aisan Industry Company, Ltd.	3,200	22,313
Akebono Brake Industry Company, Ltd.	7,200	36,286
Akita Bank, Ltd.	22,000	72,174
Aloka Company, Ltd.	1,800	11,614
Alpen Company, Ltd.	2,000	31,485
Alpha Corp.	1,000	8,983
Alpha Systems, Inc.	600	12,460
Alpine Electronics, Inc. (I)	5,815	66,408
Alps Logistics Company, Ltd.	2,000	19,890
Amano Corp.	7,200	55,356
Ando Corp.	10,000	11,700
Anest Iwata Corp.	6,000	18,600
Anritsu Corp. (I)(L)	10,297	61,490
AOC Holdings, Inc. (I)	3,400	14,654
AOKI Holdings, Inc.	3,200	39,598
Aomori Bank, Ltd.	16,000	40,514
Aoyama Trading Company, Ltd.	9,500	130,766
Arakawa Chemical Industries, Ltd.	1,700	20,047
Arc Land Sakamoto Company, Ltd.	2,700	30,829
Arcs Company, Ltd.	4,800	63,020
Ariake Japan Company, Ltd.	2,100	32,417
Arisawa Manufacturing Company, Ltd.	3,200	19,486
Arnest One Corp.	4,100	41,533
Aronkasei Company, Ltd.	4,000	16,561
Art Corp.	1,300	21,990
AS ONE Corp.	1,500	28,166
Asahi Company, Ltd.	2,600	38,397
Asahi Diamond Industrial Company, Ltd.	7,000	103,168
Asahi Holdings, Inc.	2,200	39,131
Asahi Organic Chemicals
Industry Company, Ltd.	8,000	18,530
Asahi Tec Corp. (I)	45,000	17,745
ASATSU-DK, Inc.	4,800	101,153
ASKA Pharmaceutical Company, Ltd.	3,000	20,243
ASKUL Corp.	3,000	56,224
Asunaro Aoki Construction Company, Ltd.	4,000	17,553
Atom Corp. (I)	12,300	34,252
Atsugi Company, Ltd.	22,000	26,251

The accompanying notes are an integral part of the financial statements.	179

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Autobacs Seven Company, Ltd.	4,500	$168,254
Avex Group Holdings, Inc.	5,000	72,785
Azel Corp. (I)	17,000	0
Bando Chemical Industries, Ltd.	9,000	30,513
Bank of Iwate, Ltd.	2,500	116,058
Bank of Nagoya, Ltd.	18,000	62,889
Bank of Okinawa, Ltd.	2,288	87,867
Bank of Saga, Ltd.	19,000	54,037
Bank of the Ryukyus, Ltd.	3,700	44,187
Best Denki Company, Ltd. (I)	6,500	15,212
BIC Camera, Inc. (L)	98	37,469
BML, Inc.	1,500	37,960
Bookoff Corp.	2,100	16,143
Bunka Shutter Company, Ltd.	6,000	15,117
CAC Corp.	2,100	15,006
Calsonic Kansei Corp. (I)	25,000	70,518
Canon Electronics, Inc.	3,000	69,842
Capcom Company, Ltd.	6,700	97,564
Cawachi, Ltd.	2,200	40,081
Central Glass Company, Ltd.	23,432	84,857
Century Tokyo Leasing Corp.	8,500	109,128
Chiba Kogyo Bank, Ltd. (I)	3,500	21,176
Chiyoda Company, Ltd.	4,200	47,709
Chiyoda Integre Company, Ltd. (I)	1,600	17,125
Chofu Seisakusho Company, Ltd.	2,800	62,996
Chori Company, Ltd.	23,000	25,410
Chubu Shiryo Company, Ltd.	3,000	18,877
Chudenko Corp.	6,700	72,254
Chuetsu Pulp & Paper Company, Ltd.	10,000	18,071
Chugai Mining Company, Ltd. (I)	34,900	14,512
Chugai Ro Company, Ltd.	8,000	25,492
Chugoku Marine Paints, Ltd.	6,000	40,963
Chukyo Bank, Ltd.	12,000	38,793
Chuo Denki Kogyo Company, Ltd.	2,000	11,728
Chuo Gyorui Company, Ltd.	3,000	6,104
Circle K Sunkus Company, Ltd.	6,300	86,343
CKD Corp.	5,700	33,810
Clarion Company, Ltd. (I)	20,000	37,256
CMIC Company, Ltd.	70	22,225
CMK Corp.	4,000	17,851
Coca-Cola Central Japan Company, Ltd.	4,300	55,591
Cocokara Fine Holdings, Inc.	1,430	29,602
Colowide Company, Ltd.	4,500	24,943
Columbia Music Entertainment, Inc. (I)	29,000	10,367
Commuture Corp.	2,000	10,630
Computer Engineering & Consulting, Ltd.	1,500	6,122
COMSYS Holdings Corp.	15,100	129,340
Corona Corp.	900	8,850
Cosel Company, Ltd.	3,100	36,528
Cosmos Pharmaceutical Corp.	500	14,177
CSK Corp. (I)(L)	16,700	54,499
Culture Convenience Club Company, Ltd. (L)	10,100	44,169
Cybozu, Inc. (L)	45	13,636
D.G. Roland Corp.	1,400	18,648
Dai Nippon Toryo Company, Ltd. (I)	12,000	11,977
Dai-Dan Company, Ltd.	5,000	22,547
Daibiru Corp.	6,100	44,909
Daidoh, Ltd.	2,500	20,926
Daiei, Inc. (I)	8,300	33,690
Daifuku Company, Ltd.	12,000	56,556
Daihen Corp.	10,000	41,074
Daiho Corp.	10,000	7,243
Daiichi Chuo Kisen Kaisha, Ltd. (I)	12,000	29,557
Daiichi Jitsugyo Company, Ltd.	6,000	16,323
Daiki Aluminium Industry Company, Ltd. (I)	5,000	11,698

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Daiko Clearing Services Corp.	3,000	$10,628
Daikoku Denki Company, Ltd.	1,600	18,835
Daikyo, Inc. (I)(L)	19,144	27,023
Daimei Telecom Engineering Corp.	4,000	26,911
Dainichi Company, Ltd.	2,100	12,482
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	6,000	25,410
Dainippon Screen Manufacturing
Company, Ltd. (I)(L)	29,000	126,611
Daio Paper Corp.	13,000	92,719
Daisan Bank, Ltd.	18,000	52,834
Daiseki Company, Ltd. (L)	5,500	99,788
Daiso Company, Ltd.	8,000	21,769
Daisyo Corp.	1,100	13,154
Daiwa Industries, Ltd.	5,000	22,020
Daiwabo Holdings Company, Ltd.	13,000	27,152
DCM Japan Holdings Company, Ltd.	9,520	44,807
Denki Kogyo Company, Ltd.	7,000	31,518
Denyo Company, Ltd.	3,100	20,765
Descente, Ltd.	5,000	30,194
Doshisha Company, Ltd.	1,000	23,659
Doutor Nichires Holdings Company, Ltd.	4,793	63,425
Dr. Ci:Labo Company, Ltd. (I)	20	63,421
DTS Corp.	2,700	27,384
Duskin Company, Ltd.	8,900	159,647
Dwango Company, Ltd.	14	27,773
Dydo Drinco, Inc.	1,500	52,293
Eagle Industry Company, Ltd.	2,000	14,956
Earth Chemical Company, Ltd.	1,700	54,069
EDION Corp. (L)	11,300	77,762
Ehime Bank, Ltd.	17,253	44,910
Eighteenth Bank, Ltd.	21,000	61,153
Eiken Chemical Company, Ltd.	1,600	14,665
Eizo Nanao Corp.	2,800	54,537
Elematec Corp.	1,000	11,115
Enplas Corp.	1,800	28,496
EPS Company, Ltd.	12	30,034
Espec Corp.	2,400	12,802
Exedy Corp.	4,000	115,099
F&A Aqua Holdings, Inc.	2,900	26,792
Falco Biosystems, Ltd.	1,500	13,280
Fancl Corp.	5,200	84,674
FCC Company, Ltd.	3,600	76,723
FDK Corp. (I)	21,000	28,841
Fidea Holdings Company, Ltd.	2,600	5,168
Foster Electric Company, Ltd.	2,100	44,995
FP Corp.	1,200	64,916
France Bed Holdings Company, Ltd.	14,000	19,707
Fudo Tetra Corp. (I)	13,700	8,312
Fuji Company, Ltd.	3,000	57,332
Fuji Corp., Ltd.	2,600	9,282
Fuji Electronics Company, Ltd.	2,300	25,915
Fuji Kosan Company, Ltd. (I)	11,000	8,754
Fuji Kyuko Company, Ltd.	8,000	47,033
Fuji Oil Company, Ltd.	8,000	123,220
Fuji Seal International, Inc.	3,500	69,383
Fuji Software ABC, Inc.	4,300	65,068
Fujibo Holdings, Inc.	9,000	11,181
Fujicco Company, Ltd.	3,000	36,624
Fujikura Kasei Company, Ltd.	3,400	18,658
Fujimi, Inc.	2,500	34,307
Fujita Kanko, Inc. (L)	8,000	37,102
Fujitec Company, Ltd.	8,000	37,086
Fujitsu Frontech, Ltd.	2,000	14,930
Fujitsu General, Ltd.	7,000	35,060

The accompanying notes are an integral part of the financial statements.	180

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Fujiya Company, Ltd. (I)	16,000	$30,612
Fukui Bank, Ltd.	36,188	124,463
Fukushima Bank, Ltd.	23,000	13,436
Fukuyama Transporting Company, Ltd.	3,000	15,318
Fumakilla, Ltd.	3,000	13,919
Funai Consulting Company, Ltd.	3,100	18,179
Funai Electric Company, Ltd.	1,300	39,556
Furukawa Battery Company, Ltd.	1,231	8,054
Furukawa Company, Ltd. (I)	26,000	25,159
Furukawa-Sky Aluminum Corp.	16,000	39,310
Fuso Pharmaceutical Industries, Ltd.	8,000	24,452
Futaba Corp.	5,657	87,411
Futaba Industrial Company, Ltd. (I)	5,600	31,113
Fuyo General Lease Company, Ltd.	2,200	57,925
Gakken Company, Ltd.	6,000	12,309
Gecoss Corp.	4,000	15,080
Geo Corp.	33	38,714
GLOBERIDE, Inc.	10,000	11,683
GMO Internet, Inc.	5,300	18,322
Godo Steel, Ltd.	12,000	25,657
Goldcrest Company, Ltd.	3,070	64,257
Green Hospital Supply, Inc.	21	17,044
GSI Creos Corp. (I)	11,000	12,768
Gulliver International Company, Ltd.	480	18,678
Gun-Ei Chemical Industry Company, Ltd.	6,000	15,470
Gunze, Ltd.	21,000	68,912
H20 Retailing Corp.	14,000	84,332
Hakuto Company, Ltd.	1,500	12,603
Hakuyosha Company, Ltd.	5,000	14,756
Hamakyorex Company, Ltd.	1,300	30,351
Hanwa Company, Ltd.	26,000	93,899
Harashin Narus Holdings Company, Ltd.	2,000	24,127
Haruyama Trading Company, Ltd.	2,700	11,105
Hayashikane Sangyo Company, Ltd. (I)	4,000	4,609
Hazama Corp. (I)	10,600	8,703
Heiwa Corp.	6,400	79,097
Heiwa Real Estate Company, Ltd.	14,500	34,598
Heiwado Company, Ltd.	3,700	44,024
Hibiya Engineering, Ltd.	3,500	31,148
Higashi-Nippon Bank, Ltd.	17,000	31,515
Higo Bank, Ltd.	13,000	69,549
Hikari Tsushin, Inc.	4,600	81,090
Hioki Ee Corp.	400	7,929
HIS Company, Ltd.	2,100	44,767
Hisaka Works, Ltd.	1,000	9,566
Hitachi Cable, Ltd.	17,000	41,631
Hitachi Koki Company, Ltd.	5,900	50,461
Hitachi Kokusai Electric, Inc.	5,000	37,570
Hitachi Medical Corp.	2,000	13,821
Hitachi Tool Engineering, Ltd.	2,500	27,580
Hitachi Zosen Corp. (L)	85,000	115,303
Hodogaya Chemical Company, Ltd.	2,000	6,245
Hogy Medical Company, Ltd.	1,600	79,971
Hokkan Holdings, Ltd.	7,000	17,636
Hokuetsu Bank, Ltd.	22,000	38,975
Hokuetsu Paper Mills, Ltd.	18,000	86,146
Hokuriku Electric Industry Company, Ltd.	7,000	13,389
Hokuto Corp.	4,200	94,655
Honeys Company, Ltd.	1,230	18,548
Horiba, Ltd.	3,192	75,785
Hoshizaki Electric Company, Ltd.	800	14,255
Hosiden Corp.	7,600	70,679
Howa Machinery, Ltd. (I)	20,000	17,446
Hyakujushi Bank, Ltd.	6,000	22,836
I Metal Technology Company, Ltd. (I)	4,000	5,746

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
IBJ Leasing Company, Ltd.	2,900	$59,053
Ichibanya Company, Ltd.	700	18,399
Ichikoh Industries, Ltd. (I)	6,000	10,407
Ichiyoshi Securities Company, Ltd.	4,500	29,993
ICOM, Inc.	1,000	26,216
IDEC Corp.	2,900	26,482
Iida Home Max	5,600	42,200
Iino Kaiun Kaisha, Ltd.	8,100	41,934
Ikyu Corp. (L)	35	18,969
Imasen Electric Industrial	1,300	16,539
Imperial Hotel, Ltd.	2,200	51,119
Inaba Denki Sangyo Company, Ltd.	3,100	71,588
Inaba Seisakusho Company, Ltd.	1,900	17,889
Inabata & Company, Ltd.	4,400	21,010
Inageya Company, Ltd.	5,000	53,963
Ines Corp.	3,700	24,042
Inui Steamship Company, Ltd.	2,300	12,968
Invoice, Inc. (I)	1,133	14,109
Ise Chemical Corp.	3,000	16,977
Iseki & Company, Ltd. (I)(L)	17,000	45,192
Ishihara Sangyo Kaisha, Ltd. (I)	34,000	24,631
Ishii Hyoki Company, Ltd.	1,000	12,050
IT Holdings Corp.	4,000	45,240
Itochu Enex Company, Ltd.	9,000	42,196
Itochu-Shokuhin Company, Ltd.	600	19,955
Itoham Foods, Inc.	16,000	56,498
Itoki Corpitoki Corp.	4,300	12,028
Iwai Securities Company, Ltd.	1,500	12,070
Iwasaki Electric Company, Ltd. (I)	6,000	10,619
Iwatani International Corp.	21,000	57,894
Izumiya Company, Ltd.	7,773	31,767
J-Oil Mills, Inc.	13,000	36,089
Jalux, Inc. (I)	1,500	11,229
Jamco Corp.	3,000	22,311
Japan Airport Terminal Company, Ltd.	5,800	99,112
Japan Aviation Electronics Industry, Ltd.	6,000	32,971
Japan Cash Machine Company, Ltd.	1,800	12,522
Japan Digital Laboratory Company, Ltd.	2,400	24,174
Japan Pulp & Paper Company, Ltd.	10,000	32,207
Japan Radio Company, Ltd.	13,000	29,772
Japan Transcity Corp., Ltd.	8,000	25,109
Japan Vilene Company, Ltd.	3,000	13,766
Japan Wool Textile Company, Ltd.	6,000	45,487
Jastec Company, Ltd.	2,100	12,466
Jeol, Ltd.	8,000	23,945
JFE Shoji Holdings, Inc.	12,000	41,320
JK Holdings Company, Ltd.	3,600	14,379
Joban Kosan Company, Ltd.	8,000	12,303
Joshin Denki Company, Ltd.	7,000	65,419
JSP Corp.	700	7,195
Juki Corp. (I)(L)	19,000	29,078
Juroku Bank, Ltd.	36,000	120,224
JVC KENWOOD Holdings, Ltd. (I)	6,428	15,759
K’s Holding Corp.	3,100	67,155
kabu.com Securities Company, Ltd.	8,200	38,345
Kabuki-Za Company, Ltd.	1,000	41,960
Kadokawa Holdings, Inc.	3,000	66,582
Kaga Electronics Company, Ltd.	2,700	29,047
Kagoshima Bank, Ltd.	3,000	18,182
Kakaku.com, Inc.	28	136,666
Kaken Pharmaceutical Company, Ltd.	7,000	75,808
Kameda Seika Company, Ltd.	1,900	38,329
Kamei Corp.	3,000	12,518
Kanaden Corp.	4,000	21,991
Kanagawa Chuo Kotsu Company, Ltd.	6,000	29,920

The accompanying notes are an integral part of the financial statements.	181

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Kanamoto Company, Ltd.	3,000	$15,526
Kandenko Company, Ltd.	7,000	41,417
Kanematsu Corp. (I)	37,000	29,611
Kanematsu Electronics, Ltd.	2,300	21,939
Kanto Auto Works, Ltd.	9,600	64,774
Kanto Denka Kogyo Company, Ltd.	5,000	29,498
Kanto Natural Gas Development, Ltd.	4,000	20,600
Kanto Tsukuba Bank, Ltd. (I)	8,000	24,618
Kappa Create Company, Ltd.	1,150	23,530
Kasumi Company, Ltd.	5,100	27,230
Katakura Industries Company, Ltd.	3,100	29,869
Kato Sangyo Company, Ltd.	3,100	46,827
Kato Works Company, Ltd.	5,000	8,905
Kawai Musical Instruments
Manufacturing Company, Ltd.	11,000	19,445
Kawasumi Laboratories, Inc.	2,000	11,519
Kayaba Industry Company, Ltd.	16,000	73,575
Keihin Company, Ltd.	10,000	11,292
Keihin Corp.	4,100	78,189
Keiyo Company, Ltd. (L)	4,600	24,619
Kenedix, Inc. (I)	332	54,443
Kentucky Fried Chicken Japan, Ltd.	1,000	22,009
KEY Coffee, Inc.	2,000	36,585
Kimura Chemical Plants Company, Ltd.	1,900	12,013
Kinki Nippon Tourist Company, Ltd. (I)	12,000	11,457
Kinki Sharyo Company, Ltd.	3,000	13,500
Kintetsu World Express, Inc.	2,000	47,533
Kisoji Company, Ltd.	2,000	43,453
Kissei Pharmaceutical Company, Ltd.	5,100	100,586
Kita-Nippon Bank, Ltd.	900	22,060
Kitagawa Iron Works Company, Ltd. (I)	12,000	17,919
Kitano Construction Corp.	8,000	19,305
Kitz Corp.	11,800	48,516
Kiyo Holdings, Inc.	71,395	98,038
Koa Corp.	4,200	37,590
Koatsu Gas Kogyo Company, Ltd.	3,000	17,434
Kohnan Shoji Company, Ltd.	3,300	35,113
Koike Sanso Kogyo Company, Ltd.	5,000	12,837
Kokuyo Company, Ltd.	10,373	79,388
Komatsu Wall Industry Company, Ltd.	1,200	10,893
Komeri Company, Ltd.	3,400	78,199
Komori Corp.	9,724	93,039
Konaka Company, Ltd.	4,600	11,375
Kondotec, Inc.	1,600	11,407
Konishi Company, Ltd.	2,600	28,625
Kosaido Company, Ltd. (I)	2,300	3,443
Kose Corp.	2,500	58,711
Kosei Securities Company, Ltd.	10,000	9,582
Kourakuen Corp.	500	7,040
Kumagai Gumi Company, Ltd. (I)	18,000	10,894
Kumiai Chemical Industry Company, Ltd.	4,000	11,069
Kura Corp.	2,000	34,456
Kurabo Industries, Ltd.	18,000	28,341
Kureha Corp.	13,000	66,212
Kuroda Electric Company, Ltd.	3,600	40,928
Kyoden Company, Ltd.	7,000	9,413
Kyodo Printing Company, Ltd.	9,000	21,264
Kyoei Steel, Ltd.	3,800	52,148
Kyoei Tanker Company, Ltd.	5,000	9,265
Kyokuto Kaihatsu Kogyo Company, Ltd.	3,400	10,793
Kyokuto Securities Company, Ltd.	4,500	34,475
Kyokuyo Company, Ltd.	11,000	23,075
Kyorin Company, Ltd.	8,000	114,761
Kyoritsu Maintenance Company, Ltd.	1,500	21,120
Kyosan Electric Manufacturing Company, Ltd.	1,000	4,149

International Small Company Fund (continued)
	Shares or
	Principal
	Amount		Value

COMMON STOCKS (continued)
Japan (continued)		$
Kyoto Kimono Yuzen Company, Ltd.	1,500		15,160
Kyowa Exeo Corp.	9,700		84,606
Kyowa Leather Cloth Company, Ltd.	200		725
Kyudenko Corp.	5,000		25,584
Leopalace21 Corp. (I)(L)	15,200		32,706
Life Corp.	4,600		71,651
Livedoor Auto Company, Ltd. (I)	29,500		10,534
Macnica, Inc.	1,200		21,240
Macromill, Inc.	10		15,402
Maeda Corp.	18,000		43,396
Maeda Road Construction Company, Ltd.	7,000		50,419
Maezawa Kasei Industries Company, Ltd.	2,000		19,653
Maezawa Kyuso Industries Company, Ltd.	1,600		19,065
Makino Milling Machine Company, Ltd. (I)	15,575		86,302
Mandom Corp.	1,970		52,958
Mars Engineering Corp.	1,500		25,147
Marubun Corp.	2,200		10,508
Marudai Food Company, Ltd.	13,000		39,828
Maruei Department Store Company, Ltd. (I)	7,000		7,272
Maruetsu, Inc.	7,000		28,555
Maruha Group, Inc.	46,815		75,965
Marusan Securities Company, Ltd.	6,861		36,525
Maruwa Company, Ltd.	800		17,271
Maruyama Manufacturing Company, Inc. (I)	7,000		14,300
Maruzen Showa Unyu Company, Ltd.	7,000		22,629
Maspro Denkoh Corp.	1,900		18,074
Matsuda Sangyo Company, Ltd.	2,020		29,037
Matsuya Company, Ltd. (I)	3,300		23,599
Max Company, Ltd.	5,000		58,704
Maxvalu Tokai Company, Ltd.	2,000		23,699
MEC Company, Ltd.	2,400		11,612
Megachips Corp.	1,900		33,878
Megmilk Snow Brand Company, Ltd.	7,600		143,461
Meidensha Corp. (L)	17,086		51,282
Meiji Shipping Company, Ltd.	3,900		16,768
Meiko Network Japan Company, Ltd.	100		738
Meitec Corp.	4,000		65,813
Meito Sangyo Company, Ltd.	900		12,963
Meiwa Estate Company, Ltd. (I)	3,300		16,628
Melco Holdings, Inc.	1,400		42,171
Michinoku Bank, Ltd.	16,000		32,706
Mikuni Coca-Cola Bottling Company, Ltd.	4,000		33,895
Mikuni Corp. (I)	1,000		1,640
Milbon Company, Ltd.	1,000		26,217
Mimasu Semiconductor
Industry Company, Ltd.	2,100		20,877
Minato Bank, Ltd.	28,000		44,983
Ministop Company, Ltd.	1,900		27,106
Misawa Homes Company, Ltd. (I)	1,200		5,483
Mitani Corp.	2,500		18,433
Mito Securities Company, Ltd.	6,000		10,547
Mitsubishi Kakoki Kaisha, Ltd.	7,000		14,718
Mitsubishi Paper Mills, Ltd. (I)	29,387		31,425
Mitsubishi Pencil Company, Ltd.	2,300		37,411
Mitsubishi Steel Manufacturing Company, Ltd.	20,000		39,156
Mitsuboshi Belting Company, Ltd.	9,000		43,811
Mitsui High-Tec, Inc. (I)	3,200		16,872
Mitsui Home Company, Ltd.	2,000		9,063
Mitsui Knowledge Industry Company, Ltd.	104		17,615
Mitsui Mining Company, Ltd.	27,500		37,184
Mitsui Sugar Company, Ltd.	17,000		62,820
Mitsui-Soko Company, Ltd.	11,000		39,752
Mitsumura Printing Company, Ltd.	4,000		14,375
Mitsuuroko Company, Ltd.	4,000		23,762
Miura Company, Ltd.	4,200		89,246

The accompanying notes are an integral part of the financial statements.	182

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Miyazaki Bank, Ltd.	21,000	$57,147
Miyoshi Oil & Fat Company, Ltd.	7,000	11,062
Mizuho Investors Securities Company, Ltd. (I)	47,000	47,695
Mizuno Corp.	16,000	71,938
Mochida Pharmaceutical Company, Ltd.	11,000	110,162
Modec, Inc.	1,500	19,576
Monex Group, Inc.	149	59,631
Mori Seiki Company, Ltd.	7,900	67,490
Morinaga & Company, Ltd.	33,000	77,692
Morinaga Milk Industry Company, Ltd. (L)	24,000	103,567
Morita Corp.	3,000	15,121
MOS Food Services, Inc.	2,500	44,910
Moshi Moshi Hotline, Inc.	3,750	76,440
Mr. Max Corp.	3,200	14,394
Musashi Seimitsu Industry Company, Ltd.	2,400	53,104
Musashino Bank, Ltd.	5,600	171,002
Mutoh Holdings Company, Ltd. (I)	8,000	15,135
Nachi-Fujikoshi Corp.	21,000	51,347
Nagaileben Company, Ltd.	700	16,754
Nagano Bank, Ltd.	2,000	3,875
Nagatanien Company, Ltd.	2,000	20,448
Nakamuraya Company, Ltd.	6,000	32,059
Nakayama Steel Works, Ltd. (I)	11,000	14,898
NEC Fielding, Ltd.	1,900	20,318
NEC Leasing, Ltd.	2,000	24,791
NEC Mobiling, Ltd.	1,200	33,037
NEC Networks & System Integration Corp.	4,200	52,328
Net One Systems Company, Ltd.	70	80,620
Neturen Company, Ltd.	4,500	30,959
New Tachikawa Aircraft Company, Ltd.	700	41,662
Nice Corp.	4,000	8,460
Nichia Steel Works, Ltd.	4,000	9,639
Nichias Corp.	12,000	49,719
Nichicon Corp.	8,073	86,223
Nichiden Corp.	200	5,903
Nichiha Corp.	3,100	20,398
Nichii Gakkan Company, Ltd.	7,000	59,981
NICHIREI Corp.	31,000	131,853
Nichireki Company, Ltd.	1,000	3,880
Nidec Copal Corp.	1,800	27,878
Nidec Copal Electronics Corp.	2,600	21,388
Nidec Servo Corp.	4,000	20,032
Nidec Tosok Corp.	1,500	31,935
Nifco, Inc.	6,004	133,840
Nihon Chouzai Company, Ltd.	540	17,778
Nihon Dempa Kogyo Company, Ltd.	2,000	25,924
Nihon Eslead Corp.	2,000	15,301
Nihon Kohden Corp.	4,900	99,218
Nihon Nohyaku Company, Ltd.	3,000	16,354
Nihon Parkerizing Company, Ltd.	7,000	83,728
Nihon Unisys, Ltd.	6,625	45,362
Nihon Yamamura Glass Company, Ltd.	13,000	31,504
Nikkiso Company, Ltd.	5,000	32,610
Nikko Company, Ltd.	5,000	13,194
Nippo Corp.	9,000	59,009
Nippon Beet Sugar
Manufacturing Company, Ltd.	15,000	33,023
Nippon Carbon Company, Ltd.	13,000	38,536
Nippon Ceramic Company, Ltd.	2,500	38,229
Nippon Chemi-Con Corp. (I)	12,271	48,946
Nippon Chemical Industrial Company, Ltd.	8,000	17,095
Nippon Chemiphar Company, Ltd.	5,000	16,457
Nippon Denko Company, Ltd.	8,000	59,928
Nippon Densetsu Kogyo Company, Ltd.	7,000	64,169
Nippon Denwa Shisetsu Company, Ltd.	6,000	19,567

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nippon Felt Company, Ltd.	2,700	$12,694
Nippon Filcon Company, Ltd.	3,100	15,989
Nippon Flour Mills Company, Ltd.	14,000	72,404
Nippon Gas Company, Ltd.	4,800	76,030
Nippon Kanzai Company, Ltd.	800	13,552
Nippon Kasei Chemical Company, Ltd.	9,000	16,248
Nippon Koei Company, Ltd.	9,000	24,312
Nippon Konpo Unyu Soko Company, Ltd.	7,000	82,218
Nippon Light Metal Company, Ltd. (I)	64,000	102,464
Nippon Metal Industry Company, Ltd.	16,000	20,556
Nippon Parking Development Company, Ltd.	293	12,831
Nippon Piston Ring Company, Ltd. (I)	13,000	16,457
Nippon Road Company, Ltd.	8,000	15,270
Nippon Seiki Company, Ltd.	7,000	67,282
Nippon Sharyo, Ltd.	11,000	47,424
Nippon Shinyaku Company, Ltd.	6,000	77,212
Nippon Signal Company, Ltd.	4,600	32,728
Nippon Soda Company, Ltd.	21,000	68,319
Nippon Suisan Kaisha, Ltd. (L)	28,165	89,090
Nippon Synthetic Chemical
Industry Company, Ltd.	9,000	47,460
Nippon System Development Company, Ltd.	6,015	64,768
Nippon Thompson Company, Ltd.	7,000	39,906
Nippon Valqua Industries, Ltd.	11,000	28,095
Nippon Yakin Kogyo Company, Ltd. (I)	9,500	27,491
Nippon Yusoki Company, Ltd.	5,000	10,863
Nipro Corp.	7,200	142,062
Nishimatsu Construction Company, Ltd.	30,000	34,915
Nishimatsuya Chain Company, Ltd.	9,600	83,321
Nissan Shatai Company, Ltd.	11,277	77,216
Nissei Corp.	3,000	22,029
Nissen Holdings Company, Ltd.	4,600	19,760
Nisshin Fudosan Company, Ltd.	3,000	13,898
Nisshin Oillio Group, Ltd.	15,000	71,172
Nissin Corp.	11,000	23,823
Nissin Electric Company, Ltd.	4,000	16,245
Nissin Kogyo Company, Ltd.	4,900	71,511
Nissui Pharmaceutical Company, Ltd.	2,600	20,627
Nitta Corp.	3,100	41,692
Nittan Valve Company, Ltd.	4,000	12,120
Nittetsu Mining Company, Ltd.	7,000	22,759
Nitto Boseki Company, Ltd.	25,229	48,810
Nitto Kogyo Corp.	3,600	29,568
Nitto Kohki Company, Ltd.	1,700	40,226
Nitto Seiko Company, Ltd.	4,000	12,304
NOF Corp.	22,000	90,449
Nohmi Bosai, Ltd.	2,000	11,341
Noritake Company, Ltd.	10,000	31,286
Noritsu Koki Company, Ltd.	2,000	11,290
Noritz Corp.	2,700	51,812
NS Solutions Corp.	3,000	52,080
OBIC Business Consultants, Ltd.	650	33,262
Ogaki Kyoritsu Bank, Ltd.	31,000	96,167
Ohara, Inc.	2,000	25,652
Oiles Corp.	4,427	67,319
Oita Bank, Ltd.	15,000	49,035
Okabe Company, Ltd.	4,800	20,200
Okamoto Industries, Inc.	7,000	30,313
Okamura Corp.	13,000	68,792
Okasan Holdings, Inc.	19,000	67,697
Oki Electric Industry Company, Ltd. (I)	83,000	64,448
Okinawa Electric Power Company, Inc.	3,000	158,578
OKK Corp. (I)	10,000	11,979
Okuma Holdings, Inc. (I)	15,382	74,269
Okumura Corp.	25,000	82,610

The accompanying notes are an integral part of the financial statements.	183

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Okura Industrial Company, Ltd. (I)	8,000	$20,829
Okuwa Company, Ltd.	3,000	28,149
OMC Card, Inc. (I)	14,955	25,938
ONO Sokki Company, Ltd.	4,000	11,450
Onoken Company, Ltd.	1,400	10,569
Onward Kashiyama Company, Ltd.	18,000	128,968
Organo Corp.	3,000	18,425
Osaka Organic Chemical Industry, Ltd.	3,200	18,427
Osaka Steel Company, Ltd.	2,500	36,842
Osaki Electric Company, Ltd.	3,000	22,521
OSG Corp.	7,700	72,006
Oyo Corp.	2,400	19,801
Pacific Golf Group International Holdings KK	68	43,571
Pal Company, Ltd.	950	38,359
PanaHome Corp.	8,000	48,103
Panasonic Electric Works Information
Systems Company, Ltd.	300	7,192
Paramount Bed Company, Ltd.	2,500	59,434
Parco Company, Ltd.	7,200	55,487
Paris Miki, Inc.	2,800	22,323
Pasona Group, Inc.	31	21,174
Penta-Ocean Construction Company, Ltd.	23,000	30,307
PIA Corp. (I)	1,300	11,821
Pigeon Corp.	2,731	100,314
Pilot Corp.	22	40,210
Piolax, Inc.	300	5,725
Pioneer Corp. (I)	19,200	56,733
Plenus Company, Ltd.	2,800	43,423
Point, Inc.	1,910	89,211
Press Kogyo Company, Ltd. (I)	8,000	24,577
Prima Meat Packers, Ltd.	14,000	15,159
Pronexus, Inc.	3,500	18,772
PS Mitsubishi Construction Company, Ltd. (I)	4,200	9,432
Raito Kogyo Company, Ltd.	7,600	15,969
Rasa Industries, Ltd. (I)	10,000	8,075
Resorttrust, Inc.	5,800	84,694
Rhythm Watch Company, Ltd.	14,000	23,578
Ricoh Leasing Company, Ltd.	3,200	75,639
Right On Company, Ltd.	1,800	10,444
Riken Corp.	11,000	35,875
Riken Keiki Company, Ltd.	2,500	16,108
Riken Technos Corp.	8,000	21,105
Riken Vitamin Company, Ltd.	2,000	60,233
Ringer Hut Company, Ltd.	1,700	19,649
Risa Partners, Inc. (L)	34	15,252
Riso Kagaku Corp.	800	9,651
Riso Kyoiku Company, Ltd.	338	16,742
Rock Field Company, Ltd.	1,000	14,476
Rohto Pharmaceutical Company, Ltd.	4,000	48,808
Roland Corp.	2,500	24,738
Round One Corp.	9,000	39,204
Royal Holdings Company, Ltd.	3,300	33,077
Ryobi, Ltd. (I)	18,000	60,903
Ryoden Trading Company, Ltd.	4,000	21,609
Ryohin Keikaku Company, Ltd.	3,500	122,646
Ryosan Company, Ltd.	5,929	151,380
Ryoshoku, Ltd.	1,000	22,053
Ryoyo Electro Corp.	3,200	28,969
Sagami Chain Company, Ltd. (I)	2,000	11,968
Saibu Gas Company, Ltd.	29,000	84,327
Saizeriya Company, Ltd.	3,900	76,040
Sakai Chemical Industry Company, Ltd.	14,000	53,117
Sakata INX Corp.	5,000	20,790
Sakata Seed Corp.	3,800	50,519
Sala Corp.	4,500	27,085

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
San-A Company, Ltd.	1,100 $	40,546
San-Ai Oil Company, Ltd.	6,000	24,367
Sanden Corp.	11,000	36,017
Sanei-International Company, Ltd.	1,700	19,095
Sangetsu Company, Ltd.	2,600	55,565
Sankei Building Company, Ltd.	3,300	18,032
Sanken Electric Company, Ltd. (I)	11,437	36,363
Sanki Engineering Company, Ltd.	9,000	66,335
Sankyo Seiko Company, Ltd.	7,700	22,515
Sankyo-Tateyama Holdings, Inc. (I)	32,000	34,807
Sankyu, Inc.	27,000	103,118
Sanoh Industrial Company, Ltd.	4,600	34,470
Sanrio Company, Ltd.	5,500	92,247
Sanshin Electronics Company, Ltd.	3,600	30,465
Sanwa Shutter Corp.	22,124	64,937
Sanyo Chemical Industries, Ltd.	10,000	68,897
Sanyo Denki Company, Ltd.	6,000	22,960
Sanyo Shokai, Ltd.	10,000	40,320
Sanyo Special Steel Company, Ltd. (I)	11,648	53,833
Sasebo Heavy Industries Company, Ltd.	13,000	26,064
Sato Corp.	3,000	36,149
Satori Electric Company, Ltd.	2,400	19,180
Seibu Electric Industry Company, Ltd.	3,000	11,368
Seikagaku Corp.	3,100	33,063
Seiko Corp. (I)(L)	11,000	31,675
Seiren Company, Ltd.	7,000	41,191
Sekisui Jushi Corp.	4,000	36,701
Sekisui Plastics Company, Ltd.	5,000	22,188
Senko Company, Ltd.	9,000	26,258
Senshu Electric Company, Ltd.	1,500	12,493
Senshukai Company, Ltd.	4,500	26,430
Shibaura Mechatronics Corp. (I)	5,000	16,855
Shibusawa Warehouse Company, Ltd.	6,000	21,310
Shibuya Kogyo Company, Ltd.	3,300	32,592
Shikibo, Ltd.	11,000	13,452
Shikoku Bank, Ltd.	29,000	93,049
Shikoku Chemicals Corp.	5,000	27,915
Shima Seiki Manufacturing, Ltd.	4,700	87,653
Shimachu Company, Ltd.	5,400	106,062
Shimizu Bank, Ltd.	1,100	46,433
Shimojima Company, Ltd.	1,000	14,201
Shin Nippon Air Technologies Company, Ltd.	3,100	19,402
Shin-Etsu Polymer Company, Ltd.	5,300	29,463
Shin-Keisei Electric Railway Company, Ltd.	4,000	16,818
Shin-Kobe Electric Machinery Company, Ltd.	2,000	16,483
Shinagawa Refractories Company, Ltd.	5,000	11,577
Shindengen Electric Manufacturing
Company, Ltd. (I)	7,000	23,330
Shinkawa, Ltd.	1,700	18,579
Shinko Electric Company, Ltd.	14,000	27,272
Shinko Plantech Company, Ltd.	4,800	37,753
Shinko Shoji Company, Ltd.	2,700	22,271
Shinmaywa Industries, Ltd.	13,000	45,094
Shinnihon Corp.	8,000	18,814
Shinsho Corp.	7,000	13,303
Shinwa Kaiun Kaisha, Ltd.	11,000	27,288
Shiroki Corpshiroki Corp.	4,000	10,795
Shizuki Electric Company, Inc.	3,000	9,632
Shizuoka Gas Company, Ltd.	9,500	59,996
SHO-BOND Holdings Company, Ltd.	4,000	83,546
Shobunsha Publications, Inc.	2,400	15,341
Shochiku Company, Ltd.	8,000	54,654
Shoko Company, Ltd.	11,000	15,551
Showa Aircraft Industry Company, Ltd.	3,000	21,206
Showa Corp. (I)	4,900	25,820

The accompanying notes are an integral part of the financial statements.	184

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Showa Sangyo Company, Ltd.	13,000	$39,558
Siix Corp.	2,100	20,198
Simplex Technology, Inc.	31	20,221
Sinanen Company, Ltd.	5,000	19,739
Sintokogio, Ltd.	8,000	53,751
Sky Perfect JSAT Corp.	47	16,533
SMK Corp.	6,000	25,239
So-net Entertainment Corp.	14	36,223
So-net M3, Inc. (L)	12	54,512
Sodick Company Ltd. (I)	700	1,759
Sogo Medical Company, Ltd.	900	23,014
Sohgo Security Services Company, Ltd.	8,500	83,098
Space Company, Ltd.	2,700	19,362
ST Chemical Company, Ltd.	1,100	13,006
St. Marc Holdings Company, Ltd.	1,100	42,438
Star Micronics Company, Ltd.	3,700	31,656
Starzen Company, Ltd.	9,000	25,168
Stella Chemifa Corp.	900	32,454
Sugi Pharmacy Company, Ltd.	3,200	69,428
Sumida Corp.	2,600	19,035
Sumiseki Holdings, Inc. (I)	9,800	7,801
Sumisho Computer Systems Corp.	2,100	32,340
Sumitomo Bakelite Company, Ltd.	24,000	116,764
Sumitomo Densetsu Company, Ltd.	4,300	16,358
Sumitomo Light Metal Industries, Ltd. (I)	35,000	36,984
Sumitomo Mitsui Company, Ltd. (I)	31,300	23,932
Sumitomo Osaka Cement Company, Ltd.	44,000	73,032
Sumitomo Pipe & Tube Company, Ltd.	4,100	21,198
Sumitomo Precision Products Company, Ltd.	4,000	12,405
Sumitomo Real Estate Sales Company, Ltd.	1,690	71,167
Sumitomo Seika Chemicals Company, Ltd.	4,000	15,408
Sumitomo Warehouse Company, Ltd.	14,952	71,419
Sunx, Ltd.	6,100	32,553
SWCC Showa Holdings Company, Ltd. (I)	34,000	29,646
SXL Corp. (I)	10,000	6,095
SystemPro Company, Ltd.	49	34,894
T Rad Company, Ltd.	4,000	11,850
T. Hasegawa Company, Ltd.	2,200	36,484
Tachi-S Company, Ltd.	3,100	37,998
Tachibana Eletech Company, Ltd.	1,700	12,547
Tact Home Company, Ltd.	17	10,873
Tadano, Ltd.	14,000	68,341
Taihei Dengyo Kaisha, Ltd.	4,000	26,953
Taiheiyo Cement Corp. (I)(L)	68,000	76,041
Taiho Kogyo Company, Ltd.	2,900	18,535
Taikisha, Ltd.	5,800	91,103
Taiyo Ink Manufacturing Company, Ltd.	1,500	40,504
Takamatsu Corp.	1,900	23,534
Takano Company, Ltd.	2,000	9,412
Takaoka Electric Manufacturing
Company, Ltd. (L)	8,000	25,408
Takara Holdings, Inc.	10,000	52,059
Takara Standard Company, Ltd.	12,000	80,590
Takasago International Corp.	8,000	37,474
Takasago Thermal Engineering Company, Ltd.	7,000	52,909
Takiron Company, Ltd.	7,000	21,626
Takisawa Machine Tool Company, Ltd. (I)	3,000	2,918
Takuma Company, Ltd. (I)	10,000	19,006
Tamura Corp.	7,000	17,821
Tatsuta Electric Wire & Cable Company, Ltd.	8,000	18,163
Teac Corp. (I)	35,000	16,315
Tecmo Koei Holdings Company, Ltd.	5,200	33,327
Teikoku Electric Manufacturing Company, Ltd.	700	13,218
Teikoku Piston Ring Company, Ltd.	2,700	18,112
Teikoku Tsushin Kogyo Company, Ltd.	6,000	13,615

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Tekken Corp. (I)	14,000	$11,701
Telepark Corp.	16	25,030
Temp Holdings Company, Ltd.	1,400	12,190
Tenma Corp.	2,100	20,890
The Fuji Fire & Marine Insurance
Company, Ltd (I)	14,000	17,731
The Hokkoku Bank, Ltd.	40,000	172,124
The Hyakugo Bank, Ltd.	28,000	120,890
The Pack Corp.	1,500	28,803
The San-in Godo Bank, Ltd.	7,000	49,012
Tigers Polymer Corp.	2,000	7,346
TKC Corp.	1,800	32,548
TOA Corp.	22,000	21,786
TOA Oil Company, Ltd.	14,000	15,160
Toagosei Company, Ltd.	21,000	79,302
Tobishima Corp. (I)	48,000	13,105
Tobu Store Company, Ltd.	8,000	23,517
TOC Company, Ltd.	9,300	37,729
Tocalo Company, Ltd.	1,300	18,374
Tochigi Bank, Ltd.	16,000	63,889
Toda Corp.	33,000	104,289
Toda Kogyo Corp.	5,000	38,189
Todentsu Corp.	6,000	9,695
Toei Company, Ltd.	6,000	26,327
Toenec Corp.	5,000	27,133
Toho Bank, Ltd.	26,000	74,184
Toho Company, Ltd.	6,000	22,281
Toho Holdings Company, Ltd.	6,200	89,353
Toho Zinc Company, Ltd.	12,000	42,109
Tohoku Bank, Ltd.	9,000	14,485
Tohto Suisan Company, Ltd.	5,000	7,307
Tokai Carbon Company, Ltd.	20,000	116,593
Tokai Corp.	4,000	18,228
Tokai Rubber Industries, Ltd.	7,400	76,346
Tokai Tokyo Securities Company, Ltd.	25,966	85,882
Token Corp.	970	26,578
Toko Electric Corp.	6,000	31,853
Toko, Inc. (I)	10,000	13,292
Tokushu Tokai Holdings Company, Ltd.	11,000	27,309
Tokyo Dome Corp.	17,000	42,211
Tokyo Energy & Systems, Inc.	3,000	20,507
Tokyo Kikai Seisakusho, Ltd. (I)	10,000	9,260
Tokyo Ohka Kogyo Company, Ltd.	7,200	115,670
Tokyo Rakutenchi Company, Ltd.	6,000	23,169
Tokyo Rope Manufacturing Company, Ltd.	12,000	26,977
Tokyo Seimitsu Company, Ltd. (I)	4,100	50,466
Tokyo Style Company, Ltd.	11,000	79,442
Tokyo Tatemono Company, Ltd.	4,000	13,955
Tokyo Tomin Bank, Ltd.	4,200	45,661
Tokyotokeiba Company, Ltd.	18,000	25,467
Tokyu Community Corp.	1,300	36,001
Tokyu Construction Company, Ltd.	8,480	22,465
Tokyu Livable, Inc.	2,200	24,642
Tokyu Recreation Company, Ltd.	4,000	24,245
Toli Corp.	7,000	11,728
Tomato Bank, Ltd.	10,000	20,446
Tomen Electronics Corp.	900	10,112
Tomoe Corp.	4,400	11,609
Tomoku Company, Ltd.	11,000	26,047
Tomony Holdings, Inc. (I)	14,000	42,477
Tomy Company, Ltd. (L)	6,100	46,984
Topcon Corp.	8,200	33,985
Toppan Forms Company, Ltd.	5,500	51,918
Topre Corp.	5,000	35,296
Topy Industries, Ltd.	21,000	43,870

The accompanying notes are an integral part of the financial statements.	185

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Tori Holdings Company, Ltd. (I)	7,300	$1,997
Toridoll Corp.	22	37,390
Torigoe Company, Ltd.	2,300	20,041
Torii Pharmaceutical Company, Ltd.	1,700	31,053
Torishima Pump Manufacturing Company, Ltd.	2,300	33,857
Toshiba Machine Company, Ltd.	12,000	38,313
Toshiba Plant Systems & Services Corp.	4,000	45,930
Toshiba TEC Corp.	17,000	60,751
Tosho Printing Company, Ltd. (I)	3,000	5,212
Totetsu Kogyo Company, Ltd.	4,000	23,492
Tottori Bank, Ltd.	11,000	26,481
Touei Housing Corptouei Housing Corp.	2,500	23,598
Towa Bank, Ltd.	28,000	23,059
Towa Pharmaceutical Company, Ltd.	1,500	89,573
Toyo Construction Company, Ltd.	33,000	15,699
Toyo Corp.	3,100	34,355
Toyo Electric Manufacturing Company, Ltd.	4,000	17,049
Toyo Engineering Corp.	12,000	34,048
Toyo Ink Manufacturing Company, Ltd.	30,000	109,717
Toyo Kanetsu KK	16,000	25,081
Toyo Kohan Company, Ltd.	5,000	24,065
Toyo Securities Company, Ltd.	7,000	10,804
Toyo Tanso Company, Ltd. (L)	1,700	82,046
Toyo Tire & Rubber Company, Ltd.	22,000	44,151
Toyobo Company, Ltd.	71,064	108,898
Transcosmos, Inc.	3,700	29,964
Trusco Nakayama Corp.	4,000	52,403
TS Tech Company, Ltd.	4,800	69,312
Tsubakimoto Chain Company, Ltd.	19,000	69,406
Tsukishima Kikai Company, Ltd.	1,000	6,314
Tsuruha Holdings, Inc.	2,400	98,685
Tsurumi Manufacturing Company, Ltd.	3,000	18,611
Tsutsumi Jewelry Company, Ltd.	900	20,917
Ube Material Industries, Ltd.	9,000	21,374
Uchida Yoko Company, Ltd.	5,000	13,640
ULVAC, Inc.	5,100	84,095
Uniden Corp. (I)	7,000	14,988
Union Tool Company, Ltd.	1,600	34,666
Unipres Corp.	4,300	66,486
United Arrows, Ltd.	1,700	23,496
Unitika, Ltd. (I)	42,000	33,426
Utoc Corp.	4,300	10,834
Valor Company, Ltd.	4,700	34,637
Venture Link Company, Ltd. (I)	9,800	1,286
Vital KSK Holdings, Inc.	2,900	16,443
Wacom Company, Ltd.	51	57,165
Wakachiku Construction Company, Ltd. (I)	17,000	8,951
Warabeya Nichiyo Company, Ltd.	1,500	17,672
Watabe Wedding Corp.	800	8,383
Watami Company, Ltd.	2,200	43,127
Weathernews, Inc.	800	10,169
Wood One Company, Ltd.	2,000	8,343
Xebio Company, Ltd.	4,700	85,255
Yahagi Construction Company, Ltd.	4,000	25,491
Yaizu Suisankagaku Industry Company, Ltd.	1,700	20,477
Yamagata Bank, Ltd.	22,000	106,203
Yamanashi Chuo Bank, Ltd.	18,255	73,984
Yamatane Corp.	13,000	17,077
Yamazen Corp.	7,500	27,080
Yaoko Company, Ltd.	600	16,627
Yasuda Warehouse Company, Ltd.	2,600	15,860
Yellow Hat, Ltd.	2,000	14,021
Yodogawa Steel Works, Ltd.	13,825	52,442
Yokogawa Bridge Corp.	3,000	18,383
Yokohama Reito Company, Ltd.	4,000	28,829

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Yokowo Company, Ltd.	2,800	$16,524
Yomeishu Seizo Company, Ltd.	3,000	28,704
Yonekyu Corp.	3,000	23,831
Yorozu Corp.	1,600	23,975
Yoshinoya D&C Company, Ltd.	69	80,951
Yuasa Funashoku Company, Ltd.	4,000	9,473
Yuasa Trading Company, Ltd. (I)	24,000	22,517
Yurtec Corp.	5,000	18,303
Yusen Air & Sea Service Company, Ltd.	1,900	26,507
Yushin Precision Equipment Company, Ltd.	1,400	21,850
Yushiro Chemical Industry Company, Ltd.	1,100	14,517
Zenrin Company, Ltd.	2,900	30,502
Zensho Company, Ltd.	8,100	76,695
Zeria Pharmaceutical Company, Ltd.	3,000	35,709
Zuken, Inc.	2,300	14,114

		34,195,969
Liechtenstein - 0.04%
Liechtensteinische Landesbank AG	30	1,980
Verwaltungs & Privat Bank AG	503	55,914

		57,894
Luxembourg - 0.05%
Elcoteq SE (I)	353	665
Orco Property Group SA (I)	1,119	7,691
Regus PLC	62,639	66,447

		74,803
Malaysia - 0.02%
Samling Global, Ltd.	380,000	29,417
Monaco - 0.04%
Societe des Bains de Mer & du Cercle des
Etrangers a Monaco SA	930	57,741
Netherlands - 2.05%
Aalberts Industries NV	14,763	208,340
Accell Group NV	775	32,433
Arcadis NV	4,659	94,431
ASM International NV (I)	4,290	94,356
BE Semiconductor Industries NV (I)(L)	9,412	47,239
Beter Bed Holding NV	1,715	36,044
BinckBank NV	1,233	15,858
Brit Insurance Holdings NV (I)	8,566	126,172
Brunel International NV	2,644	67,170
Crown Van Gelder NV	152	1,231
Crucell NV (I)	5,477	102,703
Crucell NV, ADR (I)	1,501	28,324
CSM	12,001	311,583
Draka Holding NV (I)	3,561	46,382
Exact Holdings NV	1,691	38,914
Fornix Biosciences NV	1,231	7,018
Gamma Holding NV (I)	599	16,482
Grontmij NV	1,805	30,750
Imtech NV	9,405	263,512
KAS Bank NV	1,372	19,796
Kendrion NV (I)	951	11,955
Koninklijke BAM Groep NV	35,322	175,774
Koninklijke Ten Cate NV	2,968	74,918
Macintosh Retail Group NV	3,190	61,968
Mediq NV	4,752	77,802
Nederlandsche Apparatenfabriek NEDAP NV	441	9,618
Nutreco Holding NV	4,941	286,112
Ordina NV (I)	4,821	14,403
SBM Offshore NV	20,736	314,528
Sligro Food Group NV	4,030	118,088
Telegraaf Media Groep NV	2,614	44,341

The accompanying notes are an integral part of the financial statements.	186

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
TKH Group NV	3,241	$63,572
TomTom NV (I)	3,112	16,564
Unit 4 Agresso NV	2,949	65,118
USG People NV (I)	6,455	81,708
Wavin NV (I)	7,572	83,510

		3,088,717
New Zealand - 0.67%
Air New Zealand, Ltd.	33,722	30,184
Ebos Group, Ltd. (I)	3,228	15,183
Fisher & Paykel Appliances Holdings, Ltd. (I)	50,069	17,718
Fisher & Paykel Healthcare Corp.	63,649	128,713
Freightways, Ltd.	13,503	27,000
Hallenstein Glasson Holdings, Ltd.	6,230	16,597
Infratil, Ltd.	68,708	78,118
Mainfreight, Ltd.	7,607	35,192
New Zealand Exchange, Ltd. (I)	8,304	8,113
New Zealand Oil & Gas, Ltd.	41,661	33,230
New Zealand Refining Company, Ltd. (I)	20,150	44,234
Nuplex Industries, Ltd.	21,898	47,133
PGG Wrightson, Ltd. (I)	49,994	18,838
Port of Tauranga, Ltd.	9,578	45,097
Pumpkin Patch, Ltd. (L)	30,500	37,082
Rakon, Ltd. (I)	10,503	8,133
Ryman Healthcare, Ltd.	26,898	38,428
Sanford, Ltd.	6,681	18,604
Sky City Entertainment Group, Ltd.	91,405	183,365
Sky Network Television, Ltd.	18,967	67,159
Steel & Tube Holdings, Ltd.	7,400	11,470
Tower, Ltd.	17,022	21,974
Vector, Ltd.	43,347	64,250
Warehouse Group, Ltd.	2,819	6,963

		1,002,778
Norway - 0.91%
Acta Holding ASA (I)	30,000	11,817
Aktiv Kapital ASA (I)	3,800	23,496
Birdstep Technology ASA (I)	6,000	1,045
Blom ASA (I)	7,600	3,790
BW Offshore, Ltd. (I)	48,000	56,909
BWG Homes ASA (I)	10,828	30,489
Camillo Eitzen & Company ASA (I)	5,800	9,087
Cermaq ASA (I)	5,902	60,719
Copeinca ASA	9,400	59,682
DNO International ASA (I)	5	7
DOF ASA (I)	6,333	45,463
EDB Business Partner ASA (I)	4,000	9,185
Eitzen Chemical ASA (I)	8,000	1,275
Ekornes ASA	3,442	77,578
Electromagnetic GeoServices ASA (I)	2,600	2,179
Eltek ASA (I)	14,600	6,924
Ementor ASA	10,153	64,875
Farstad Shipping ASA	4,400	103,820
Ganger Rolf ASA	1,427	28,651
Kongsberg Automotive ASA (I)	59,856	30,682
Kverneland Gruppen ASA (I)	1,000	637
Leroy Seafood Group ASA	246	5,237
Nordic Semiconductor ASA	17,500	58,242
Norse Energy Corp. ASA (I)(L)	42,880	8,000
Norske Skogindustrier ASA (I)	18,500	25,142
Norwegian Air Shuttle ASA (I)	2,792	39,465
Odfjell ASA (I)	6,307	34,168
Opera Software ASA	950	3,423
Panoro Energy ASA (I)	4,287	3,481
PhotoCure ASA	1,408	8,248

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Norway (continued)
Pronova Biopharma AS (I)	16,346	$30,513
Q-Free ASA (I)	7,500	18,289
Scana Industrier ASA	15,396	17,021
Sevan Marine ASA (I)(L)	36,322	33,847
Solstad Offshore ASA	3,000	53,325
Songa Offshore SE (I)	10,500	32,159
Sparebanken Midt-Norge ASA	12,181	95,401
Tomra Systems ASA	21,092	117,707
Veidekke ASA	14,364	94,120
Wilh Wilhelmsen Holding ASA, Class A	4,200	72,214

		1,378,312
Peru - 0.05%
Hochschild Mining PLC	13,439	72,298
Portugal - 0.42%
Altri SGPS SA (I)	9,087	41,274
Banco BPI SA	39,413	81,109
Finibanco Holding SGPS SA	7,634	18,418
Impresa (I)	13,622	27,774
Investimentos Participacoes e Gestao SA (I)	31,635	19,011
Mota Engil (L)	9,080	25,510
Novabase SGPS SA	2,054	8,633
Pararede SGPS SA (I)	10,834	7,680
Portucel - Empresa Produtora de Pasta e
Papel SA	30,403	83,776
Redes Energeticas Nacionais SA	6,644	22,546
Semapa-Sociedade de Investimento & Gestao	5,339	54,092
Sonae	77,924	84,113
Sonae Industria (I)	4,886	13,783
Sonaecom (I)	12,082	22,295
Teixeira Duarte SA (I)	37,298	41,121
Zon Multimedia SA (L)	20,100	80,852

		631,987
Singapore - 1.59%
Allgreen Properties, Ltd.	164,000	124,058
Asia Food & Properties, Ltd. (I)	222,000	88,806
Banyan Tree Holdings, Ltd. (I)	78,000	48,896
Bonvests Holdings, Ltd.	36,400	25,050
Bukit Sembawang Estates, Ltd.	20,000	69,279
Cerebos Pacific, Ltd.	12,000	38,057
CH Offshore, Ltd.	50,000	18,610
China Aviation Oil Singapore Corp., Ltd.	23,000	23,548
China Merchants Holdings Pacific, Ltd.	41,000	20,561
Chip Eng Seng Corp., Ltd.	63,000	16,483
Chuan Hup Holdings, Ltd. (I)	78,000	14,666
Creative Technology, Ltd.	7,050	20,901
CSE Global, Ltd.	54,000	38,153
CWT, Ltd.	31,000	20,645
Ezion Holdings, Ltd.	55,000	24,846
Ezra Holdings, Ltd.	84,000	108,172
First Resources, Ltd.	66,000	54,159
Food Empire Holdings, Ltd.	43,800	11,339
Goodpack, Ltd.	47,000	66,850
Guocoland, Ltd.	27,300	43,297
Healthway Medical Corp, Ltd.	299,000	36,373
Ho Bee Investment, Ltd.	71,000	76,371
Hong Fok Corp., Ltd. (I)	39,800	15,794
Hong Leong Asia, Ltd.	16,000	38,971
Hotel Plaza, Ltd.	30,000	35,429
Hotel Properties, Ltd.	20,100	41,487
Hwa Hong Corp., Ltd.	55,000	22,715
Hyflux, Ltd.	54,000	120,090
Jaya Holdings, Ltd. (I)	57,000	28,490
Jurong Technologies Industrial Corp., Ltd. (I)	83,200	1,534

The accompanying notes are an integral part of the financial statements.	187

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Keppel
Telecommunications & Transportation, Ltd.	15,000	$14,045
Kim Eng Holdings, Ltd.	29,795	36,257
KS Energy Services, Ltd. (I)	22,000	17,216
Low Keng Huat Singapore, Ltd.	71,000	24,084
Manhattan Resources, Ltd. (I)	34,000	16,809
Mcl Land, Ltd.	14,000	25,298
MediaRing, Ltd.	158,000	13,392
Metro Holdings, Ltd.	38,000	21,344
MFS Technology, Ltd. (I)	56,000	8,474
Midas Holdings, Ltd.	104,000	66,296
MobileOne, Ltd.	53,000	84,823
NatSteel, Ltd.	29,000	30,221
Oceanus Group, Ltd. (I)	142,000	32,970
Orchard Parade Holdings, Ltd.	18,000	14,599
Osim International, Ltd.	44,000	31,582
Otto Marine, Ltd.	98,000	27,440
Petra Foods, Ltd.	46,000	48,508
Raffles Education Corp., Ltd. (I)	393,085	78,430
Raffles Medical Group, Ltd.	23,000	34,767
Rotary Engineering, Ltd.	37,000	24,916
SBS Transit, Ltd.	20,500	27,399
SC Global Developments, Ltd.	34,000	39,607
Sim Lian Group, Ltd.	42,000	20,295
Singapore Reinsurance Corp., Ltd.	47,000	9,185
Stamford Land Corp., Ltd.	100,000	35,385
Super Coffeemix Manufacturing, Ltd.	35,000	24,124
Swiber Holdings, Ltd. (I)	29,000	20,613
Tat Hong Holdings, Ltd.	28,000	18,780
United Engineers, Ltd.	19,000	31,090
UOB-Kay Hian Holdings, Ltd.	37,000	40,259
WBL Corp., Ltd.	14,000	44,825
Wing Tai Holdings, Ltd.	95,300	114,458
Yongnam Holdings, Ltd.	118,000	19,568

		2,390,689
South Africa - 0.07%
First Uranium Corp. (I)	25,500	22,000
Great Basin Gold, Ltd. (I)(L)	41,400	88,519
Platmin, Ltd. (I)	537	413

		110,932
Spain - 2.10%
Abengoa SA (I)	5,452	129,782
Adolfo Dominguez SA (I)	1,580	21,302
Amper SA (I)	2,602	13,743
Antena 3 de Television SA	8,128	54,931
Avanzit SA (I)	25,467	18,197
Azkoyen SA (I)	2,428	6,501
Banco Guipuzcoano SA (I)	12,997	76,864
Banco Pastor SA (L)	14,006	70,180
Bankinter SA	1,207	7,800
Baron de Ley SA (I)	517	25,880
Bolsas y Mercados Espanoles (L)	8,689	225,358
Caja de Ahorros del Mediterraneo	1,684	13,506
Campofrio Alimentacion SA (I)	2,513	23,072
Cementos Portland Valderrivas SA	1,810	31,075
Codere SA (I)	798	6,872
Construcciones & Auxiliar de Ferrocarriles SA	318	134,459
Corporacion Dermoestetica SA (I)	898	2,366
Duro Felguera SA	5,052	59,400
Ebro Puleva SA	11,125	194,116
Elecnor SA	5,244	67,121
Ercros SA (I)	14,570	14,643
Faes Farma SA	20,129	66,592

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
General de Alquiler de Maquinaria (I)	6,496	$16,931
Grifols SA	20,070	233,288
Grupo Catalana Occidente SA (I)	5,307	89,369
Grupo Empresarial Ence SA (I)	13,567	38,150
Iberpapel Gestion SA	1,271	19,796
Indra Sistemas SA	10,759	179,510
La Seda de Barcelona SA (I)	859,572	75,161
Laboratorios Almirall SA	5,422	54,743
Miquel y Costas SA	1,078	23,457
Natraceutical SA (I)	22,388	10,924
NH Hoteles SA (I)(L)	13,111	46,702
Obrascon Huarte Lain SA	5,340	132,841
Papeles y Cartones de Europa SA (I)	5,226	22,155
Pescanova SA	658	17,332
Prim SA	1,511	11,865
Promotora de Informaciones SA (I)	17,908	36,833
Prosegur Cia de Seguridad SA	2,960	150,297
Service Point Solutions SA (I)	30,916	20,915
Sociedad Nacional Inds. (I)	11,792	16,463
Sol Melia SA	6,841	53,901
SOS Cuetara SA (I)(L)	4,481	9,575
Tavex Algodonera SA (I)	8,440	5,068
Tecnicas Reunidas SA	3,090	156,408
Tecnocom (I)	4,417	15,551
Tubacex SA (I)	10,497	30,633
Tubos Reunidos SA (I)	9,612	23,264
Urbas Proyectos Urbanisticos SA (I)	10,449	1,046
Vertice Trescientos Sesenta Grados (I)	1,265	354
Vidrala SA	2,207	56,026
Viscofan SA	7,252	212,851
Vocento SA (I)	6,333	30,371
Vueling Airlines SA (I)	2,475	27,854
Zeltia SA (I)	18,631	75,015

		3,158,409
Sweden - 2.52%
AarhusKarlshamn AB	3,985	78,109
Acando AB	7,431	11,569
Active Biotech AB (I)	6,544	90,431
AddTech AB	3,143	56,328
Angpanneforeningen AB (L)	4,594	64,073
Avanza Bank Holding AB	1,069	30,009
Axfood AB	4,116	117,088
Axis Communications AB	4,940	56,846
BE Group AB (I)	5,044	27,385
Beijer Alma AB	2,125	33,867
Beijer Electronics AB	232	4,576
Bergman & Beving AB	3,668	47,050
Betsson Abbetsson AB (I)	1,711	21,614
Bilia AB	4,374	60,002
Billerud Aktibolag AB	14,115	80,292
BioGaia AB	2,335	25,953
Bioinvent International AB (I)	3,907	15,122
Biovitrum AB (I)	19,035	100,956
Bjoern Borg Abbjoern Borg AB	1,242	10,518
Bure Equity AB (I)	5,979	22,406
Cardo AB	2,290	70,352
Clas Ohlson AB (L)	4,392	67,008
Cloetta AB (I)	6,455	34,096
Concordia Maritime AB	748	1,920
D. Carnegie & Company AB (I)	52,789	0
Diamyd Medical AB (I)	285	4,598
East Capital Explorer AB (I)	1,176	10,355
Eniro AB (I)	4,936	6,256
Fagerhult AB	600	9,172

The accompanying notes are an integral part of the financial statements.	188

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
G & L Beijer AB	2,000	$54,800
Gunnebo AB (I)	2,398	9,651
Hakon Invest AB	2,736	40,646
Haldex AB (I)	13,150	118,765
Hexpol AB	391	4,538
HIQ International AB (I)	5,688	21,689
Hoganas AB	3,718	100,675
Holmen AB, Series B	1,237	32,642
HQ AB	1,886	2,421
Industrial & Financial Systems AB	3,313	35,826
Indutrade AB	2,469	55,894
Intrum Justitia AB	9,285	93,849
JM AB	14,111	221,926
KappAhl Holding AB	6,786	48,550
Lagercrantz AB	4,000	20,699
Lindab International AB (I)	9,627	103,095
Loomis AB	4,670	46,683
Lundin Petroleum AB (I)	6,021	33,346
Medivir AB (I)	2,195	32,315
Mekonomen AB	2,200	54,548
Micronic Laser Systems AB (I)	11,550	14,923
Munters AB	7,622	52,282
NCC AB	13,610	223,209
Net Entertainment Ne AB (I)	350	2,757
Net Insight AB (I)(L)	50,000	28,407
New Wave Group AB	6,000	28,986
Nibe Industrier AB	12,042	109,137
Niscayah Group AB	20,482	26,047
Nobia AB (I)	25,872	134,719
Nolato AB	3,557	37,267
OEM International AB	8,427	49,012
ORC Software AB	1,800	29,423
PA Resources AB (I)	78,665	50,704
Peab AB	21,831	129,490
Proffice AB	10,000	29,436
Q-Med AB	7,472	62,273
Rezidor Hotel Group AB (I)	13,763	58,725
RNB Retail & Brands AB (I)	17,418	15,737
SAS AB (I)(L)	12,629	44,328
Seco Tools AB (I)	2,291	26,521
Sensys Traffic AB (I)	50,268	8,972
SkiStar AB	2,852	47,721
Studsvik AB (I)	1,200	10,037
Sweco AB	5,392	36,480
TradeDoubler AB (I)	5,818	18,023
Trelleborg AB, Series B	34,490	227,497

		3,792,622
Switzerland - 5.33%
Advanced Digital Broadcast Holdings SA	310	8,202
AFG Arbonia-Forster Holding AG (I)	929	19,761
Allreal Holding AG	1,216	152,303
Also Holding AG	779	40,623
Aryzta AG	10,117	432,090
Ascom Holding AG (I)	3,992	43,373
Bachem Holding AG	525	28,693
Bank Coop AG	2,190	149,838
Bank Sarasin & Compagnie AG	5,747	208,141
Banque Cantonale de Geneve	76	16,088
Banque Privee Edmond de Rothschild SA	1	22,738
Barry Callebaut AG (I)	226	156,159
Basilea Pharmaceutica AG (I)	1,026	58,899
Belimo Holding AG (L)	57	83,817
Bell Holding AG	23	37,642
Berner Kantonalbank	462	108,833

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Bobst Group AG (I)	1,425	$53,541
Bossard Holding AG	748	64,851
Bucher Industries AG	639	83,169
Burckhardt Compression Holding AG	344	63,301
Card Guard AG (I)	1,457	15,129
Centralschweizerische Kraftwerke AG	280	90,395
Charles Voegele Holding AG (I)	1,112	45,852
Clariant AG (I)	43,556	558,151
Conzzeta Holding AG	69	118,905
Daetwyler Holding AG	806	54,277
Dufry Group AG (I)	2,368	226,748
EFG International	6,739	72,350
Emmi AG	563	89,753
EMS-Chemie Holding AG	1,065	154,404
Energiedienst Holding AG	982	50,247
Ferrexpo PLC	22,074	100,565
Flughafen Zuerich AG	514	170,712
Forbo Holding AG	152	79,189
Galenica Holding AG (L)	578	246,631
GAM Holding, Ltd. (I)	2,720	33,819
Georg Fischer AG (I)	549	201,494
Gurit Heberlein AG	40	16,324
Helvetia Patria Holding AG	487	158,858
Interroll Holding AG (I)	57	16,450
Kaba Holding AG	250	69,740
Kardex AG (I)	444	10,599
Komax Holding AG (I)	335	27,498
Kudelski SA	4,963	124,345
Kuoni Reisen Holding AG	298	105,250
LEM Holding SA	310	104,793
Logitech International SA (I)(L)	7,291	107,937
Luzerner Kantonalbank AG	283	87,667
Medisize Holding AG	524	27,824
Metall Zug AG	24	70,476
Meyer Burger Technology AG (I)	4,592	126,000
Mobilezone Holding AG	5,131	50,478
Mobimo Holding AG (I)	582	100,884
Nobel Biocare Holding AG	22,850	357,909
Orascom Development Holding AG (I)	169	8,698
Orell Fuessli Holding AG	223	30,287
Panalpina Welttransport Holding AG (I)	1,791	172,419
Partners Group Holding AG	85	11,808
Phoenix Mecano AG	81	48,569
Precious Woods Holding AG (I)	327	9,653
PubliGroupe SA (I)	276	27,720
Rieter Holding AG (I)	353	103,039
Romande Energie Holding SA	43	72,023
Schaffner Holding AG (I)	90	17,405
Schulthess Group AG	805	25,531
Schweiter Technologies AG	117	71,627
Schweizerhall Holding AG	305	28,425
Schweizerische National-Versicherungs-
Gesellschaft AG	1,491	41,072
Siegfried Holding AG (I)	396	35,651
St. Galler Kantonalbank	271	122,726
Straumann Holding AG	424	89,201
Sulzer AG	3,135	309,961
Swiss Life Holding (I)	300	31,292
Swissfirst AG	887	28,384
Swisslog Holding AG	60,097	46,096
Swissquote Group Holding SA	1,018	40,763
Tamedia AG	586	45,861
Tecan Group AG	1,142	69,580
Temenos Group AG (I)(L)	6,993	179,155
Tornos SA (I)	2,185	16,580

The accompanying notes are an integral part of the financial statements.	189

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
U-blox AG (I)	264	$10,720
Unaxis Holding AG (I)	5,058	18,921
Valiant Holding AG	444	86,903
Valora Holding AG	333	89,449
Vaudoise Assurances Holding SA	211	46,642
Von Roll Holding AG	1,526	7,926
Vontobel Holding AG	2,796	82,502
VZ Holding AG	879	76,921
Winterthur Technologie AG	104	4,483
WMH Walter Meier AG (I)	120	15,704
Ypsomed Holding AG (I)	908	50,348
Zehnder Group AG	36	62,779
Zuger Kantonalbank	20	98,104

		8,038,643
United Kingdom - 15.60%
888 Holdings PLC	10,776	6,103
A.G. Barr PLC	3,920	74,771
Aberdeen Asset Management PLC	111,289	229,145
AEA Technology PLC (I)	18,852	5,349
Aegis Group PLC	98,238	168,999
Afren PLC (I)	66,332	104,116
Aga Rangemaster Group PLC (I)	16,809	23,190
Alphameric PLC (I)	33,484	12,298
Anglo Pacific Group PLC	13,955	54,379
Anglo-Eastern Plantations PLC	3,005	26,234
Anite PLC	32,668	22,485
Antisoma PLC (I)	100,552	8,948
Ark Therapeutics Group PLC (I)	20,122	1,461
Ashmore Group PLC	5,973	26,497
Ashtead Group PLC	51,117	60,101
Assura Group, Ltd. (I)	39,777	29,135
Aveva Group PLC	7,051	153,964
Avis Europe PLC (I)	14,774	46,032
Axis-Shield PLC (I)	9,883	43,983
Babcock International Group PLC	35,073	271,128
Balfour Beatty PLC	80,642	295,405
Barratt Developments PLC (I)	44,676	65,587
BBA Aviation PLC	48,884	132,568
Beazley PLC	59,045	101,301
Bellway PLC	14,948	119,377
Berkeley Group Holdings PLC (I)	12,581	157,484
Bloomsbury Publishing PLC	9,864	16,697
BlueBay Asset Management PLC	15,668	69,032
Bodycote PLC	20,949	72,604
Bovis Homes Group PLC (I)	14,706	79,427
Braemar Seascope Group PLC (I)	1,189	8,490
Brewin Dolphin Holdings PLC	20,522	37,768
British Polythene Industries PLC	4,400	14,988
Britvic PLC	29,222	215,700
BSS Group PLC	13,812	89,820
BTG PLC (I)	28,558	87,776
Cable & Wireless Communications PLC	14,189	12,282
Carillion PLC	54,000	251,858
Carpetright PLC	6,037	66,884
Carphone Warehouse Group PLC (I)	4,298	14,348
Castings PLC	6,764	22,046
Centaur Media PLC	19,732	13,903
Charles Stanley Group PLC	5,789	18,883
Charles Taylor Consulting PLC	5,241	13,217
Charter International PLC	19,780	184,621
Chaucer Holdings PLC	16,633	11,479
Chemring Group PLC (I)	4,019	160,025
Chesnara PLC	17,735	61,980
Chime Communications PLC	5,000	16,084

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Chloride Group PLC	28,592	$164,263
Chrysalis Group PLC (I)	7,473	11,432
Clarkson PLC	293	4,195
Clinton Cards PLC (I)	33,476	16,313
Close Brothers Group PLC	17,659	180,233
Collins Stewart PLC	27,764	34,215
Colt Telecom Group SA (I)	31,689	56,131
Communisis PLC (I)	19,820	7,147
Computacenter PLC	11,130	48,655
Connaught PLC	12,117	3,117
Consort Medical PLC	7,040	44,825
Cookson Group PLC (I)	32,152	206,080
Corin Group PLC	4,201	3,479
Costain Group PLC	4,761	16,216
Cranswick PLC (I)	5,196	67,087
Creston PLC	10,587	14,129
Crew Gold Corp. (I)	93	396
Croda International PLC (I)	15,071	294,743
CSR PLC (I)	19,500	83,800
D.S. Smith PLC	37,951	78,420
Daily Mail & General Trust	33,717	233,130
Dairy Crest Group PLC	14,905	83,955
Dana Petroleum PLC (I)	9,638	267,071
Davis Service Group PLC	19,057	111,001
De La Rue PLC	11,851	127,008
Debenhams PLC (I)	154,042	135,877
Dechra Pharmaceuticals PLC	6,959	45,201
Development Securities PLC	19,418	75,347
Devro PLC	17,033	62,293
Dicom Group PLC (I)	6,393	22,631
Dignity PLC	6,116	66,399
Dimension Data Holdings PLC	190,485	352,022
Diploma PLC	10,843	42,996
Domino Printing Sciences PLC	9,846	69,240
Domino’s Pizza UK & IRL PLC	1,689	11,117
Drax Group PLC	13,558	82,260
DSG International PLC (I)	283,994	104,594
DTZ Holdings PLC	19,551	14,995
Dunelm Group PLC	6,499	39,413
easyJet PLC (I)(S)	34,911	186,157
Electrocomponents PLC	54,568	176,189
Elementis PLC (I)	49,703	69,378
Enquest PLC (I)	11,099	20,090
Enterprise Inns PLC (I)	22,059	29,710
Euromoney Institutional Investor PLC	4,164	37,541
Evolution Group PLC	21,877	28,117
F&C Asset Management PLC	29,733	28,690
Fenner PLC	22,158	68,905
Fidessa Group PLC	5,020	105,610
Filtrona PLC	20,887	75,395
Findel PLC (I)	10,678	1,187
FirstGroup PLC	50,089	266,536
Forth Ports PLC	4,084	81,271
Fortune Oil PLC (I)	205,675	21,320
French Connection Group PLC	23,030	15,623
Fuller Smith & Turner PLC	8,112	67,118
Future PLC (I)	44,714	12,827
Galiform PLC (I)	112,844	108,517
Galliford Try PLC	5,619	26,216
Game Group PLC	36,488	37,000
Gem Diamonds, Ltd. (I)	11,000	33,483
Genus PLC (I)(S)	6,656	73,841
GKN PLC	29,271	64,802
Go-Ahead Group PLC	3,980	66,680
Greene King PLC	32,170	203,354

The accompanying notes are an integral part of the financial statements.	190

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Greggs PLC	8,569	$58,920
Halfords Group PLC	22,278	165,022
Halma PLC (I)	51,195	214,792
Hampson Industries PLC	36,786	11,006
Hardy Oil & Gas PLC (I)	7,986	28,824
Hargreaves Lansdown PLC	22,375	133,222
Hays PLC	172,241	237,687
Headlam Group PLC	14,115	58,778
Helical Bar PLC	8,701	38,031
Helphire PLC (I)	51,338	28,703
Henderson Group PLC	92,717	176,973
Henry Boot PLC	14,125	18,630
Heritage Oil, Ltd. (I)	33,279	162,892
Hikma Pharmaceuticals PLC	16,054	188,025
Hill & Smith Holdings PLC	14,323	61,146
HMV Group PLC	39,707	36,139
Hogg Robinson Group PLC	39,788	18,926
Holidaybreak PLC	3,875	15,458
Home Retail Group PLC	62,624	209,239
Homeserve PLC	28,512	198,281
Hunting PLC	10,945	101,179
Huntsworth PLC	22,389	25,859
Hyder Consulting PLC	475	2,428
IG Group Holdings PLC	43,055	344,678
Imagination Technologies Group PLC (I)	42,827	222,755
Inchcape PLC (I)	26,940	105,323
Intec Telecom Systems PLC	40,144	39,129
Intermediate Capital Group PLC	46,137	192,297
International Personal Finance PLC	25,827	94,665
Interserve PLC	14,294	42,624
ITE Group PLC (I)	42,551	99,245
J.D. Wetherspoon PLC	11,284	72,299
James Fisher & Sons PLC	4,903	35,973
Jardine Lloyd Thompson Group PLC (I)	15,119	133,835
Jazztel PLC (I)	18,103	63,396
JKX Oil & Gas PLC	9,108	41,240
John Menzies PLC (I)	7,960	53,824
John Wood Group PLC	47,280	262,183
Johnston Press PLC (I)	131,792	31,858
Keller Group PLC	6,780	59,460
Kesa Electricals PLC	50,341	102,910
Kier Group PLC	3,821	57,906
Kingston Communications PLC (I)	123,424	88,051
Ladbrokes PLC	111,589	223,605
Laird Group PLC	25,818	51,373
Laura Ashley Holdings PLC	68,094	13,322
Lavendon Group PLC	13,340	9,296
Liontrust Asset Management PLC (I)	5,127	6,880
Logica PLC (I)	145,247	241,957
London Stock Exchange Group PLC	15,754	159,102
Lookers PLC (I)	35,795	29,881
LSL Property Services PLC	7,930	29,188
Luminar Group Holdings PLC (I)	13,431	1,970
Management Consulting Group PLC	82,095	31,485
Manganese Bronze Holdings PLC (I)	3,263	2,352
Marshalls PLC	29,028	42,147
Marston’s PLC	33,734	48,138
McBride PLC (I)	17,330	37,012
Mears Group Plcmears Group PLC	3,945	15,755
Meggitt PLC (I)	82,044	333,756
Melrose PLC	62,799	247,414
Melrose Resources PLC	4,954	23,136
Michael Page International PLC	40,737	247,220
Micro Focus International PLC	23,736	109,125
Millennium & Copthorne Hotels PLC	19,170	142,446

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Misys PLC (I)	52,405	$219,020
Mitchells & Butlers PLC (I)	22,069	97,947
Mitie Group PLC (I)	31,719	94,746
Moneysupermarket.com Group PLC	5,435	6,134
Morgan Crucible Company PLC	27,442	81,545
Morgan Sindall PLC	5,441	49,938
Mothercare PLC (I)	7,645	61,744
Mouchel Parkman PLC	10,894	19,454
MWB Group Holdings PLC (I)	15,166	8,611
N. Brown Group PLC	18,394	63,050
National Express Group PLC (I)	50,395	173,154
Northern Foods PLC (I)	45,437	31,504
Northgate PLC (I)	1,705	4,816
Northumbrian Water Group PLC	50,346	254,415
Novae Group PLC	7,830	40,716
Oxford Biomedica PLC (I)	90,000	13,186
Oxford Instruments PLC	5,102	28,130
Pace Micro Technology PLC (I)	21,795	68,529
Paypoint PLC	5,847	27,184
Pendragon PLC (I)	119,021	40,084
Persimmon PLC (I)	44,606	247,876
Phoenix IT Group, Ltd.	9,852	29,965
Photo-Me International PLC	22,753	19,285
Premier Farnell PLC	41,154	140,668
Premier Foods PLC (I)	238,839	58,480
Premier Oil PLC (I)	11,285	261,566
Prostrakan Group PLC (I)	2,053	2,458
Provident Financial PLC	14,135	179,710
Psion PLC	11,459	16,383
Puma Brandenburg, Ltd. (I)	82,607	3,801
Puma Brandenburg, Ltd. - Capital (I)	82,607	3,801
Punch Taverns PLC (I)	25,348	31,131
PV Crystalox Solar PLC	29,561	25,398
PZ Cussons PLC	22,650	113,331
Qinetiq PLC	64,033	105,571
Quintain Estates & Development PLC (I)	161,428	92,971
Rank Group PLC	26,068	44,224
Rathbone Brothers PLC	4,369	57,652
REA Holdings PLC	2,127	20,752
Redrow PLC (I)	23,263	38,009
Renishaw PLC	3,900	51,066
Rentokil Initial PLC (I)	4,692	6,732
Resolution, Ltd.	13,087	50,850
Restaurant Group PLC	19,119	70,502
Ricardo PLC (I)	9,643	39,063
Rightmove PLC	14,759	146,030
RM PLC	13,737	27,589
Robert Walters PLC	8,828	32,783
Robert Wiseman Dairies PLC	4,588	33,454
ROK PLC	31,236	8,987
Rotork PLC	9,059	218,226
RPC Group PLC	10,280	42,577
RPS Group PLC (I)	23,867	62,312
Salamander Energy PLC (I)	12,056	40,710
Savills PLC	12,782	60,772
Scott Wilson Group PLC	138	612
SDL PLC	7,187	62,725
Senior PLC	55,744	97,226
Severfield Rowen PLC	8,148	26,296
Shanks Group PLC	33,870	50,885
Shore Capital Group, Ltd.	82,607	36,107
SIG PLC (I)	66,079	94,070
Smiths News PLC	49,558	76,594
Soco International PLC (I)	27,214	195,888
Southern Cross Healthcare, Ltd. (I)	18,768	8,799

The accompanying notes are an integral part of the financial statements.	191

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Spectris PLC	14,856	$199,498
Spirax-Sarco Engineering PLC	8,194	198,556
Spirent Communications PLC	51,573	101,671
Spirent Communications PLC, ADR	1,208	9,398
Sports Direct International PLC (I)	28,725	46,689
SSL International PLC	22,943	407,322
St James’s Place PLC	28,640	111,862
St. Ives Group PLC (I)	12,932	14,853
St. Modwen Properties PLC	12,563	33,585
Stagecoach Group PLC	63,287	167,305
Sthree PLC	11,092	39,221
Synergy Health PLC	185	1,954
TalkTalk Telecom Group PLC (I)	12,974	25,728
Taylor Woodrow PLC (I)	224,318	88,489
Ted Baker PLC	5,384	44,306
Telecity Group PLC (I)	51	376
Telecom Plus PLC (I)	5,142	29,100
The Weir Group PLC	36	663
Thomas Cook Group PLC	3,022	8,393
Thorntons PLC	10,805	13,139
Topps Tiles PLC (I)	25,009	22,546
Town Centre Securities PLC (I)	4,430	9,645
Travis Perkins PLC (I)	27,595	321,245
Tribal Group PLC	1,323	1,517
Trinity Mirror PLC (I)	37,867	63,608
TT electronics PLC (I)	26,687	53,220
Tullett Prebon PLC	25,044	142,222
UK Coal PLC (I)	20,780	12,237
UK Mail Group PLC	6,109	33,755
Ultra Electronics Holdings PLC (I)	7,537	192,535
Umeco PLC	6,440	41,197
United Business Media, Ltd.	30,367	256,659
UTV Media PLC	12,462	21,706
Vectura Group PLC (I)	35,006	26,468
Victrex PLC	7,743	127,542
Vislink PLC	22,958	6,338
Vitec Group PLC	3,750	25,492
VP PLC	664	1,721
W.S. Atkins PLC (I)	10,952	114,304
Wellstream Holdings PLC	9,573	80,130
WH Smith PLC	15,331	95,689
William Hill PLC	74,838	191,660
Wilmington Group PLC	8,311	17,280
Wincanton PLC	11,768	42,022
Wolfson Microelectronics PLC (I)	11,249	35,179
WSP Group PLC (I)	7,138	40,397
Xaar PLC (I)	17,577	40,038
Xchanging PLC	23,627	46,828
Yell Group PLC (I)	201,603	44,601
Yule Catto & Company PLC (I)	29,330	97,361

		23,512,350
United States - 0.22%
Anatolia Minerals Development, Ltd. (I)	8,500	57,711
Coeur d’Alene Mines Corp. (I)	3,660	61,750
Golden Star Resources, Ltd. (I)	32,118	150,899
Jaguar Mining, Inc. (I)	7,455	43,904
Minera Andes, Inc. (I)	20,500	17,302
pSivida Corp. (I)	2,379	7,513
Storm Cat Energy Corp. (I)	2,400	4

		339,083

TOTAL COMMON STOCKS (Cost $180,126,271)		$149,472,848

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS - 0.03%
Australia - 0.03%
Village Roadshow, Ltd., 5.50%	20,000	$41,816

TOTAL PREFERRED STOCKS (Cost $48,374)		$41,816

WARRANTS - 0.00%
Etablissements Maurel et Prom (Expiration
Date: 06/30/2014, Strike
Price: EUR 14.20) (I)	8,680	1,243
Ivanhoe Australia, Ltd. (Expiration Date
09/20/2011, Strike Price: AUD 3.38) (I)	2,972	708
New Times Energy Corp. Ltd. (Expiration
Date: 06/24/2011, Strike Price:
HKD 0.27) (I)	69,714	350
Pacific Andes International Holdings, Ltd.
(Expiration Date: 06/15/2011, Strike Price:
HKD 1.80) (I)	43,600	308
Ste Industrielle D’aviation Latecoere SA
(Expiration Date 07/30/2015, Strike
Price: EUR 10.00) (I)	175	133

TOTAL WARRANTS (Cost $-)		$2,742

RIGHTS - 0.00%
Ceramic Fuel Cells, Ltd. (Expiration
Date 09/17/2010) (I)	21,036	47
Norse Energy Corp. (Expiration
Date 09/17/2010) (I)	42,880	0

TOTAL RIGHTS (Cost $-)		$47

SHORT-TERM INVESTMENTS - 3.83%
Short-Term Securities* - 0.48%
State Street Institutional Liquid Reserves
Fund, 0.2807%	$728,067	728,067
Securities Lending Collateral - 3.35%
John Hancock Collateral Investment
Trust, 0.3330% (W)(Y)	503,683	5,041,922

TOTAL SHORT-TERM INVESTMENTS (Cost $5,767,429)		$5,769,989

Total Investments (International Small Company Fund)
(Cost $185,942,074) - 103.06%		$155,287,442
Other assets and liabilities, net - (3.06%)		(4,612,197)

TOTAL NET ASSETS - 100.00%		$150,675,245

International Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.07%
Australia - 1.18%
Brambles, Ltd.	2,012,623	$10,518,345
Downer EDI, Ltd. (L)	888,155	3,137,663

		13,656,008
Austria - 0.96%
Telekom Austria AG	873,300	11,141,454
Bermuda - 0.62%
PartnerRe, Ltd.	95,760	7,129,332
Canada - 2.06%
Biovail Corp. (L)	563,900	12,897,755
Talisman Energy, Inc.	696,840	10,958,885

		23,856,640

The accompanying notes are an integral part of the financial statements.	192

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China - 1.35%
China Telecom Corp., Ltd.	18,363,589	$8,917,479
Shanghai Electric Group Company, Ltd. (I)	15,149,555	6,744,413

		15,661,892
France - 10.39%
AXA SA	1,041,207	16,089,145
Cap Gemini SA	128,959	5,428,584
France Telecom SA (L)	1,489,511	30,197,755
GDF Suez	210,400	6,491,149
Sanofi-Aventis SA	568,156	32,481,245
Total SA	377,362	17,571,717
Vivendi SA	521,760	12,128,126

		120,387,721
Germany - 9.27%
Bayerische Motoren Werke (BMW) AG	153,994	8,070,298
Celesio AG	246,790	4,991,791
Deutsche Post AG	416,701	6,767,099
E.ON AG	515,730	14,441,154
Merck KGAA	217,370	18,836,209
Muenchener Rueckversicherungs -
Gesellschaft AG (MunichRe)	141,276	17,954,956
SAP AG	410,690	17,866,731
Siemens AG	204,769	18,572,360

		107,500,598
Hong Kong - 1.32%
China Mobile, Ltd.	517,500	5,294,026
Hutchison Whampoa, Ltd.	1,356,620	10,037,316

		15,331,342
Ireland - 0.04%
Elan Corp. PLC (I)	92,400	404,712
Italy - 1.55%
Autogrill SpA (I)	949,325	10,911,261
UniCredit Italiano SpA	3,023,699	7,046,126

		17,957,387
Japan - 7.53%
Mitsubishi UFJ Financial Group	1,611,700	7,678,532
Nintendo Company, Ltd.	82,394	22,864,228
NKSJ Holdings, Inc. (I)	1,841,000	10,333,112
Sony Corp.	429,514	12,021,628
Takeda Pharmaceutical Company, Ltd.	40,000	1,835,662
Toyota Motor Corp.	390,200	13,241,876
USS Company, Ltd.	261,216	19,318,224

		87,293,262
Netherlands - 5.74%
ING Groep NV (I)	3,770,598	33,337,006
Koninklijke Philips Electronics NV	546,066	15,242,292
Randstad Holdings NV (I)	162,420	6,016,514
Reed Elsevier NV	997,669	11,927,659

		66,523,471
Norway - 5.06%
Aker Solutions ASA	979,950	10,748,741
Statoil ASA	1,109,010	20,760,800
Telenor ASA	1,857,281	27,125,365

		58,634,906
Russia - 1.04%
Gazprom OAO, SADR (L)	591,300	12,092,085
Singapore - 3.25%
Flextronics International, Ltd. (I)(L)	2,521,640	12,431,685

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Singapore Telecommunications, Ltd.	11,087,000	$25,245,489

		37,677,174
South Korea - 4.02%
KB Financial Group, Inc., ADR (L)	464,708	18,932,204
Samsung Electronics
Company, Ltd., GDR (L)(S)	87,864	27,633,228

		46,565,432
Spain - 2.91%
Iberdrola SA	1,536,391	10,769,396
Telefonica SA	1,043,457	23,018,556

		33,787,952
Sweden - 1.77%
Ericsson (LM), Series B	1,736,224	16,799,191
Niscayah Group AB	2,955,338	3,758,301

		20,557,492
Switzerland - 7.31%
Adecco SA	292,950	13,634,135
Basilea Pharmaceutica AG (I)	6,074	348,684
Lonza Group AG	59,760	4,950,058
Nestle SA	319,690	16,533,541
Novartis AG	245,400	12,871,655
Roche Holdings AG	112,950	15,343,034
Swiss Reinsurance Company, Ltd.	301,383	12,497,435
UBS AG, (Swiss Exchange) (I)	511,498	8,607,284

		84,785,826
Taiwan - 4.41%
Compal Electronics, Inc., GDR (S)	2,393,229	13,410,218
Lite-On Technology Corp.	6,424,222	7,408,364
Lite-On Technology Corp., GDR	446,420	5,142,312
Taiwan Semiconductor
Manufacturing Company, Ltd.	13,692,576	25,101,198

		51,062,092
United Kingdom - 22.35%
Aviva PLC	3,802,940	22,104,281
BAE Systems PLC	2,058,400	9,309,201
BP PLC	2,844,302	16,520,615
British Sky Broadcasting Group PLC	1,100,246	11,920,277
Carillion PLC	204,242	952,591
G4S PLC	3,311,780	12,827,819
GlaxoSmithKline PLC (I)	1,084,665	20,323,871
Hays PLC	9,665,800	13,338,481
HSBC Holdings PLC	522,050	5,143,390
Kingfisher PLC	5,861,670	18,330,081
Marks & Spencer Group PLC	1,044,400	5,530,621
Old Mutual PLC	3,772,432	7,341,981
Pearson PLC (I)	1,057,816	15,740,365
Premier Foods PLC (I)	8,745,586	2,141,360
Rentokil Initial PLC (I)	4,506,737	6,466,276
Rexam PLC	1,822,340	8,462,930
Royal Dutch Shell PLC, B Shares	759,903	19,367,482
Sage Group PLC	1,916,960	7,205,516
Tesco PLC (I)	1,327,740	8,291,525
Vodafone Group PLC	19,785,956	47,785,659

		259,104,322
United States - 1.94%
ACE, Ltd.	421,136	22,518,142

TOTAL COMMON STOCKS (Cost $1,279,076,585)		$1,113,629,242

The accompanying notes are an integral part of the financial statements.	193

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 8.76%
Short-Term Securities* - 2.67%
Wachovia Bank, NA, Time Deposit, 0.150%
due 09/01/2010	$30,900,000	$30,900,000
Securities Lending Collateral - 6.09%
John Hancock Collateral Investment
Trust, 0.3330% (W)(Y)	7,057,556	70,646,845

TOTAL SHORT-TERM INVESTMENTS (Cost $101,535,732)		$101,546,845

Total Investments (International Value Fund)
(Cost $1,380,612,317) - 104.83%		$1,215,176,087
Other assets and liabilities, net - (4.83%)		(55,992,889)

TOTAL NET ASSETS - 100.00%		$1,159,183,198

Investment Quality Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 26.30%
Treasury Inflation Protected Securities (D) - 1.19%
2.625%, 07/15/2017	$3,549,488	$4,049,464
U.S. Treasury Bonds - 19.13%
4.375%, 11/15/2039	3,275,000	3,780,577
4.500%, 02/15/2036 to 08/15/2039	2,175,000	2,567,040
4.625%, 02/15/2040	2,250,000	2,703,868
5.375%, 02/15/2031	1,000,000	1,313,594
5.500%, 08/15/2028	1,000,000	1,320,781
6.250%, 08/15/2023	8,150,000	11,140,030
7.250%, 08/15/2022	1,900,000	2,773,109
7.875%, 02/15/2021	9,250,000	13,782,500
8.125%, 08/15/2019 to 08/15/2021 (F)	7,200,000	10,818,287
8.750%, 05/15/2017 to 08/15/2020	9,785,000	14,908,524

		65,108,310
U.S. Treasury Note - 2.69%
3.125%, 08/31/2013 to 10/31/2016	8,500,000	9,177,032
Federal Home Loan Mortgage Corp. - 0.82%
4.875%, 06/13/2018	2,000,000	2,343,967
5.000%, 03/01/2019 to 12/01/2019	400,651	428,547
6.500%, 04/01/2029 to 08/01/2034	16,684	18,420
7.500%, 04/01/2011 to 05/01/2028	4,087	4,641

		2,795,575
Federal National Mortgage Association - 2.40%
4.664%, 05/01/2013	166,389	178,389
4.860%, 01/01/2015	2,756,429	3,051,532
4.918%, 02/01/2013	251,013	266,872
5.000%, 03/15/2016 to 06/01/2019	2,809,899	3,197,673
5.500%, 08/01/2035 to 11/01/2035	765,913	822,698
5.629%, 12/01/2011	198,438	203,749
5.936%, 11/01/2011	106,067	108,404
6.062%, 05/01/2012	116,720	121,297
6.078%, 03/01/2012	76,577	79,348
6.085%, 10/01/2011	128,058	130,971
6.500%, 09/01/2031	69	77
7.000%, 06/01/2029	173	191

		8,161,201
Government National Mortgage Association - 0.06%
6.000%, 12/15/2013 to 04/15/2035	36,221	39,871
6.500%, 06/15/2028 to 08/15/2034	36,141	40,247
7.000%, 11/15/2031 to 11/15/2033	103,166	115,275

Investment Quality Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Government National Mortgage Association (continued)
8.000%, 07/15/2030		$1,954	$2,264

			197,657
U.S. Department of Housing & Urban Development - 0.01%
7.498%, 08/01/2011		33,000	33,192

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $80,010,633)			$89,522,431

FOREIGN GOVERNMENT
OBLIGATIONS - 0.93%
Brazil - 0.77%
Federative Republic of Brazil
5.875%, 01/15/2019		775,000	895,124
7.125%, 01/20/2037		90,000	116,550
10.000%, 01/01/2012	BRL	2,832,000	1,610,127

			2,621,801
Lithuania - 0.04%
Republic of Lithuania
7.375%, 02/11/2020 (S)		$115,000	129,586
Qatar - 0.12%
Government of Qatar
4.000%, 01/20/2015 (S)		380,000	399,000

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $2,946,456)			$3,150,387

CORPORATE BONDS - 52.61%
Basic Materials - 1.24%
Agrium, Inc.
7.125%, 05/23/2036		580,000	715,813
ArcelorMittal
3.750%, 08/05/2015		500,000	495,862
5.375%, 06/01/2013		150,000	159,936
6.125%, 06/01/2018		800,000	849,012
Ashland, Inc.
9.125%, 06/01/2017		10,000	11,425
CF Industries, Inc.
6.875%, 05/01/2018		20,000	21,050
7.125%, 05/01/2020		20,000	21,450
Corporacion Nacional Del Cobre de Chile
6.375%, 11/30/2012 (S)		165,000	182,002
Cytec Industries, Inc.
4.600%, 07/01/2013		133,000	140,650
6.000%, 10/01/2015		200,000	223,420
Georgia-Pacific LLC
7.125%, 01/15/2017 (S)		120,000	126,600
Hexion U.S. Finance Corp.
9.750%, 11/15/2014		10,000	9,825
International Paper Company
7.300%, 11/15/2039		160,000	180,756
MeadWestvaco Corp.
7.375%, 09/01/2019		150,000	167,938
Momentive Performance Materials, Inc.
9.750%, 12/01/2014		10,000	9,763
Mosaic Global Holdings, Inc.
7.300%, 01/15/2028		3,000	3,553
Neenah Paper, Inc.
7.375%, 11/15/2014		10,000	10,000
Novelis, Inc.
7.250%, 02/15/2015		3,000	3,008
Rio Tinto Alcan, Inc.
6.450%, 03/15/2011		59,000	60,737

The accompanying notes are an integral part of the financial statements.	194

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Basic Materials (continued)
Rio Tinto Finance USA, Ltd.
6.500%, 07/15/2018	$425,000	$503,197
Vale Inco, Ltd.
5.700%, 10/15/2015	233,000	260,102
Weyerhaeuser Company
7.375%, 10/01/2019	35,000	38,299
7.950%, 03/15/2025	40,000	43,539

		4,237,937
Communications - 9.83%
Ameritech Capital Funding Corp.
6.450%, 01/15/2018	148,000	172,555
AT&T Mobility LLC
7.125%, 12/15/2031	67,000	83,228
AT&T Wireless Services, Inc.
8.125%, 05/01/2012	56,000	62,475
8.750%, 03/01/2031	397,000	578,263
AT&T, Inc.
5.500%, 02/01/2018	180,000	207,837
5.625%, 06/15/2016	360,000	417,354
5.800%, 02/15/2019	750,000	884,604
6.300%, 01/15/2038	675,000	774,558
7.875%, 03/01/2011	94,000	97,392
Bellsouth Corp.
4.750%, 11/15/2012	302,000	325,540
British Sky Broadcasting Group PLC
5.625%, 10/15/2015 (S)	131,000	149,354
British Telecommunications PLC
5.150%, 01/15/2013	350,000	371,117
9.375%, 12/15/2010	156,000	159,482
Catalina Marketing Corp. PIK
10.500%, 10/01/2015 (S)	10,000	10,700
CBS Corp.
5.750%, 04/15/2020	1,065,000	1,183,745
6.625%, 05/15/2011	17,000	17,652
8.200%, 05/15/2014	335,000	400,034
CCO Holdings LLC/CCO Holdings
Capital Corp.
7.875%, 04/30/2018 (S)	5,000	5,175
8.125%, 04/30/2020 (S)	5,000	5,263
Clear Channel Worldwide Holdings, Inc.
9.250%, 12/15/2017	5,000	5,244
Comcast Corp.
5.150%, 03/01/2020	1,100,000	1,199,660
5.700%, 05/15/2018 to 07/01/2019	625,000	711,180
5.850%, 11/15/2015	600,000	693,740
COX Communications, Inc.
5.875%, 12/01/2016 (S)	750,000	871,638
6.250%, 06/01/2018 (S)	500,000	585,217
7.125%, 10/01/2012	458,000	509,251
Cricket Communications, Inc.
7.750%, 05/15/2016	45,000	46,463
9.375%, 11/01/2014	5,000	5,063
CSC Holdings, Inc.
7.625%, 07/15/2018	236,000	251,340
DIRECTV Holdings LLC
3.125%, 02/15/2016	1,225,000	1,221,275
4.750%, 10/01/2014	220,000	237,688
6.000%, 08/15/2040	350,000	367,911
Discovery Communications LLC
5.050%, 06/01/2020	915,000	990,313
Equinix, Inc.
8.125%, 03/01/2018	30,000	31,350
France Telecom SA
4.375%, 07/08/2014	200,000	221,129

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
Frontier Communications Corp.
7.125%, 03/15/2019	$45,000	$44,325
8.125%, 10/01/2018	115,000	121,900
8.500%, 04/15/2020	5,000	5,306
GCI, Inc.
7.250%, 02/15/2014	9,000	9,135
Grupo Televisa SA
6.625%, 01/15/2040	715,000	811,823
Intelsat Jackson Holdings, Ltd.
8.500%, 11/01/2019 (S)	5,000	5,288
Intelsat Subsidiary Holding Company, Ltd.
8.875%, 01/15/2015 (S)	25,000	25,688
Interpublic Group of Companies, Inc.
10.000%, 07/15/2017	145,000	166,750
Liberty Media Corp.
8.250%, 02/01/2030	72,000	68,400
LIN Television Corp.
8.375%, 04/15/2018 (S)	10,000	10,213
Mediacom Broadband LLC
8.500%, 10/15/2015	27,000	26,798
MetroPCS Wireless, Inc.
9.250%, 11/01/2014	10,000	10,400
NBC Universal, Inc.
5.150%, 04/30/2020 (S)	1,070,000	1,152,606
NetFlix, Inc.
8.500%, 11/15/2017	30,000	32,700
News America Holdings, Inc.
7.750%, 01/20/2024	453,000	578,127
9.250%, 02/01/2013	109,000	127,718
News America, Inc.
5.650%, 08/15/2020	505,000	576,568
6.900%, 03/01/2019 to 08/15/2039	500,000	602,596
Nielsen Finance LLC (Zero Coupon Steps
up to 12.500% on 08/01/2011)
08/01/2016	5,000	4,956
Quebecor Media, Inc.
7.750%, 03/15/2016	20,000	20,400
Qwest Communications International, Inc.
8.000%, 10/01/2015 (S)	100,000	107,500
Qwest Corp.
7.500%, 10/01/2014	15,000	16,706
8.375%, 05/01/2016	180,000	209,700
Rogers Communications, Inc.
6.250%, 06/15/2013	130,000	145,417
SBA Telecommunications, Inc.
8.250%, 08/15/2019	30,000	32,550
SBC Communications, Inc.
5.875%, 08/15/2012	150,000	163,685
Scholastic Corp.
5.000%, 04/15/2013	35,000	34,213
Sitel LLC/Sitel Finance Corp.
11.500%, 04/01/2018 (S)	10,000	7,500
Sorenson Communications, Inc.
10.500%, 02/01/2015 (S)	10,000	4,775
Sprint Capital Corp.
6.900%, 05/01/2019	85,000	79,900
Sprint Nextel Corp.
6.000%, 12/01/2016	5,000	4,669
TCI Communications, Inc.
7.875%, 02/15/2026	150,000	186,207
8.750%, 08/01/2015	183,000	230,313
Telecom Italia Capital SA
5.250%, 11/15/2013	325,000	345,534
6.000%, 09/30/2034	146,000	139,299
6.200%, 07/18/2011	675,000	700,766

The accompanying notes are an integral part of the financial statements.	195

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
Telefonica Emisiones SAU
5.134%, 04/27/2020	$150,000	$161,705
7.045%, 06/20/2036	275,000	331,215
Terremark Worldwide, Inc.
12.000%, 06/15/2017	5,000	5,650
Thomson Reuters Corp.
4.700%, 10/15/2019	575,000	636,769
Time Warner Cable, Inc.
5.000%, 02/01/2020	1,180,000	1,258,012
5.850%, 05/01/2017	815,000	929,747
6.550%, 05/01/2037	150,000	171,306
6.750%, 06/15/2039	70,000	82,279
8.250%, 02/14/2014	140,000	167,267
Time Warner Companies, Inc.
7.250%, 10/15/2017	60,000	73,410
Time Warner, Inc.
4.875%, 03/15/2020	1,800,000	1,930,585
7.700%, 05/01/2032	602,000	758,993
Verizon Communications, Inc.
5.550%, 02/15/2016	570,000	655,986
6.350%, 04/01/2019	1,200,000	1,450,109
6.400%, 02/15/2038	365,000	427,740
6.900%, 04/15/2038	275,000	340,514
8.750%, 11/01/2021	285,000	386,598
Verizon Wireless Capital LLC
5.550%, 02/01/2014	595,000	673,430
Viacom, Inc.
6.125%, 10/05/2017	600,000	703,689
6.250%, 04/30/2016	902,000	1,051,635
Videotron Ltee
9.125%, 04/15/2018	60,000	66,600
Vodafone Group PLC
5.450%, 06/10/2019	350,000	397,908
Windstream Corp.
7.875%, 11/01/2017	100,000	101,500
8.125%, 09/01/2018 (S)	20,000	20,350

		33,448,218
Consumer, Cyclical - 2.36%
Affinia Group, Inc.
9.000%, 11/30/2014	5,000	5,125
AMC Entertainment, Inc.
8.750%, 06/01/2019	10,000	10,325
ArvinMeritor, Inc.
8.125%, 09/15/2015	10,000	10,025
10.625%, 03/15/2018	5,000	5,425
Buffalo Thunder Development Authority
9.375%, 12/15/2014 (H)(S)	20,000	5,000
Continental Airlines, Inc.
5.983%, 04/19/2022	29,469	30,176
6.648%, 09/15/2017	187,178	189,986
Continental Airlines, Inc., Series 05-ERJ1
9.798%, 04/01/2021	8,068	7,906
Continental Airlines, Inc., Series 1997-4A
6.900%, 01/02/2018	99,154	101,881
CVS Caremark Corp.
4.750%, 05/18/2020	1,300,000	1,396,140
CVS Pass-Through Trust
5.880%, 01/10/2028	322,596	336,971
6.943%, 01/10/2030	47,286	53,694
D.R. Horton, Inc.
7.875%, 08/15/2011	250,000	258,750
Daimler Finance North America LLC
7.300%, 01/15/2012	540,000	581,234
8.500%, 01/18/2031	300,000	408,521

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
Easton-Bell Sports, Inc.
9.750%, 12/01/2016	$5,000	$5,288
Ford Motor Company
7.450%, 07/16/2031	20,000	19,500
Harrah’s Operating Company, Inc.
11.250%, 06/01/2017	5,000	5,350
HSN, Inc.
11.250%, 08/01/2016	5,000	5,675
Johnson Controls, Inc.
5.000%, 03/30/2020	700,000	771,597
Limited Brands, Inc.
7.000%, 05/01/2020	80,000	83,600
Macy’s Retail Holdings, Inc.
5.875%, 01/15/2013	494,000	513,760
5.900%, 12/01/2016	150,000	154,500
6.900%, 04/01/2029	156,000	155,220
Navistar International Corp.
8.250%, 11/01/2021	80,000	83,800
Newell Rubbermaid, Inc.
4.700%, 08/15/2020	46,000	48,242
5.500%, 04/15/2013	100,000	108,313
Peninsula Gaming LLC
8.375%, 08/15/2015	5,000	5,188
10.750%, 08/15/2017	5,000	5,250
Phillips-Van Heusen Corp.
7.375%, 05/15/2020	10,000	10,300
QVC, Inc.
7.500%, 10/01/2019 (S)	80,000	81,600
Rite Aid Corp.
10.375%, 07/15/2016	15,000	15,506
Royal Caribbean Cruises, Ltd.
11.875%, 07/15/2015	5,000	5,888
Scientific Games International, Inc.
9.250%, 06/15/2019	5,000	5,300
Seneca Gaming Corp.
7.250%, 05/01/2012	10,000	9,725
Southwest Airlines
Company, Series 2007-1
6.150%, 08/01/2022	274,331	288,048
Staples, Inc.
9.750%, 01/15/2014	820,000	1,018,128
Target Corp.
7.000%, 01/15/2038	750,000	984,879
Tenneco, Inc.
8.125%, 11/15/2015	80,000	83,100
8.625%, 11/15/2014	5,000	5,125
The Neiman Marcus Group, Inc., PIK
9.000%, 10/15/2015 (P)	10,000	10,125
TRW Automotive, Inc.
7.250%, 03/15/2017 (S)	100,000	102,250
Wynn Las Vegas LLC / Wynn Las Vegas
Capital Corp.
7.750%, 08/15/2020 (S)	35,000	35,350

		8,021,766
Consumer, Non-cyclical - 6.43%
ACCO Brands Corp.
7.625%, 08/15/2015	5,000	4,775
Alere, Inc.
9.000%, 05/15/2016	10,000	10,100
Altria Group, Inc.
4.125%, 09/11/2015	1,100,000	1,167,235
9.250%, 08/06/2019	125,000	163,922
9.700%, 11/10/2018	395,000	522,805
10.200%, 02/06/2039	200,000	289,774

The accompanying notes are an integral part of the financial statements.	196

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
AmerisourceBergen Corp.
5.875%, 09/15/2015	$1,070,000	$1,224,445
Amgen, Inc.
6.400%, 02/01/2039	245,000	309,474
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019 (S)	965,000	1,193,502
7.750%, 01/15/2019 (S)	400,000	512,638
ARAMARK Corp.
8.500%, 02/01/2015	10,000	10,313
BAT International Finance PLC
9.500%, 11/15/2018 (S)	200,000	271,306
Biomet, Inc.
10.000%, 10/15/2017	5,000	5,425
BioScrip, Inc.
10.250%, 10/01/2015	5,000	5,056
Cardinal Health, Inc.
5.800%, 10/15/2016	500,000	578,110
Cargill, Inc.
5.600%, 09/15/2012 (S)	635,000	687,575
Cenveo Corp.
7.875%, 12/01/2013	5,000	4,763
Community Health Systems, Inc.
8.875%, 07/15/2015	10,000	10,375
Companhia de Bebidas das Americas
8.750%, 09/15/2013	365,000	431,156
ConAgra Foods, Inc.
5.819%, 06/15/2017	74,000	85,940
6.750%, 09/15/2011	5,000	5,276
Constellation Brands, Inc.
7.250%, 09/01/2016 to 05/15/2017	95,000	99,513
Corrections Corp. of America
6.750%, 01/31/2014	100,000	102,250
Deluxe Corp.
7.375%, 06/01/2015	160,000	162,400
Dr Pepper Snapple Group, Inc.
6.820%, 05/01/2018	590,000	727,009
Express Scripts, Inc.
6.250%, 06/15/2014	235,000	270,938
7.500%, 02/15/2019	30,000	38,282
General Mills, Inc.
5.200%, 03/17/2015	190,000	217,230
5.250%, 08/15/2013	440,000	489,229
5.650%, 02/15/2019	105,000	123,913
HCA, Inc.
6.375%, 01/15/2015	5,000	4,888
8.500%, 04/15/2019	215,000	235,694
HCA, Inc., PIK
9.625%, 11/15/2016	21,000	22,549
Kellogg Company
4.450%, 05/30/2016	400,000	448,133
Kraft Foods, Inc.
4.125%, 02/09/2016	305,000	326,370
6.125%, 02/01/2018	850,000	994,702
6.500%, 11/01/2031	266,000	307,782
6.875%, 02/01/2038	250,000	309,094
Life Technologies Corp.
6.000%, 03/01/2020	85,000	97,093
Lorillard Tobacco Company
6.875%, 05/01/2020	135,000	142,634
Medco Health Solutions, Inc.
7.125%, 03/15/2018	190,000	233,940
Merck & Company, Inc.
4.000%, 06/30/2015	425,000	469,396
Molson Coors Capital Financial
4.850%, 09/22/2010	117,000	117,278

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	$320,000	$368,953
PepsiCo, Inc.
7.900%, 11/01/2018	235,000	314,520
Pfizer, Inc.
6.200%, 03/15/2019	450,000	556,552
Philip Morris International, Inc.
5.650%, 05/16/2018	1,450,000	1,688,982
Procter & Gamble
9.360%, 01/01/2021	249,393	329,815
Quest Diagnostics, Inc.
5.450%, 11/01/2015	275,000	308,813
6.950%, 07/01/2037	390,000	452,968
Revlon Consumer Products Corp.
9.750%, 11/15/2015	5,000	5,194
Reynolds American, Inc.
7.250%, 06/01/2013	150,000	168,774
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	475,000	576,390
Service Corp. International
7.625%, 10/01/2018	10,000	10,488
Smithfield Foods, Inc.
7.750%, 07/01/2017	5,000	4,863
10.000%, 07/15/2014 (S)	95,000	106,044
Smithfield Foods, Inc., Series B
7.750%, 05/15/2013	10,000	10,050
SUPERVALU, Inc.
8.000%, 05/01/2016	115,000	115,288
Tenet Healthcare Corp.
8.875%, 07/01/2019	110,000	118,938
9.000%, 05/01/2015	40,000	42,600
The Kroger Company
6.150%, 01/15/2020	150,000	178,991
6.750%, 04/15/2012	719,000	779,237
Tyson Foods, Inc.
7.600%, 04/01/2016	125,000	136,563
10.500%, 03/01/2014	5,000	6,031
UnitedHealth Group, Inc.
6.000%, 02/15/2018	600,000	706,400
WellPoint, Inc.
4.350%, 08/15/2020	520,000	536,099
7.000%, 02/15/2019	220,000	268,335
WM Wrigley Jr. Company
3.700%, 06/30/2014 (S)	625,000	647,775

		21,872,945
Energy - 3.25%
Anadarko Petroleum Corp.
6.375%, 09/15/2017	70,000	69,475
6.450%, 09/15/2036	120,000	104,321
Antero Resources Finance Corp.
9.375%, 12/01/2017	5,000	5,163
Aquilex Holdings LLC
11.125%, 12/15/2016 (S)	5,000	4,944
Basic Energy Services, Inc.
11.625%, 08/01/2014	40,000	43,600
Burlington Resources Finance Company
7.400%, 12/01/2031	309,000	405,338
Canadian Natural Resources, Ltd.
5.150%, 02/01/2013	150,000	162,332
CenterPoint Energy Resources Corp.
5.950%, 01/15/2014	600,000	668,763
6.125%, 11/01/2017	125,000	143,706
Chesapeake Energy Corp.
6.500%, 08/15/2017	70,000	71,050

The accompanying notes are an integral part of the financial statements.	197

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Chesapeake Energy Corp. (continued)
6.875%, 11/15/2020	$40,000	$40,800
7.625%, 07/15/2013	10,000	10,813
ConocoPhillips
4.600%, 01/15/2015	330,000	370,253
Consol Energy, Inc.
8.000%, 04/01/2017 (S)	15,000	15,825
8.250%, 04/01/2020 (S)	15,000	15,919
El Paso Corp.
7.000%, 06/15/2017	220,000	232,411
El Paso Natural Gas Company
5.950%, 04/15/2017	25,000	27,619
EnCana Corp.
5.900%, 12/01/2017	450,000	527,538
Enterprise Products Operating LLC
5.250%, 01/31/2020	1,165,000	1,257,338
Halliburton Company
5.500%, 10/15/2010	192,000	193,036
Hornbeck Offshore Services, Inc.
8.000%, 09/01/2017	45,000	42,300
Kinder Morgan Energy Partners LP
5.800%, 03/01/2021	490,000	544,985
6.500%, 09/01/2039	300,000	329,756
6.850%, 02/15/2020	530,000	626,346
7.125%, 03/15/2012	208,000	224,089
Marathon Oil Corp.
6.500%, 02/15/2014	255,000	292,554
Motiva Enterprises LLC
5.200%, 09/15/2012 (S)	148,000	158,239
Newfield Exploration Company
6.625%, 04/15/2016	10,000	10,350
7.125%, 05/15/2018	30,000	31,388
Nexen, Inc.
7.500%, 07/30/2039	40,000	50,241
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)	675,000	709,052
Peabody Energy Corp.
6.500%, 09/15/2020	391,000	411,039
7.375%, 11/01/2016	160,000	174,400
Pioneer Natural Resources Company
5.875%, 07/15/2016	35,000	36,026
6.650%, 03/15/2017	85,000	88,768
6.875%, 05/01/2018	15,000	15,679
Plains All American Pipeline LP
5.750%, 01/15/2020	220,000	243,119
Pride International, Inc.
6.875%, 08/15/2020	10,000	10,488
7.375%, 07/15/2014	5,000	5,123
Range Resources Corp.
7.500%, 05/15/2016 to 10/01/2017	35,000	36,525
Statoil Asa
3.125%, 08/17/2017	750,000	774,176
TransCanada Pipelines, Ltd.
7.625%, 01/15/2039	310,000	416,540
Valero Energy Corp.
4.500%, 02/01/2015	70,000	74,685
8.750%, 06/15/2030	162,000	201,180
Williams Partners LP
5.250%, 03/15/2020	1,100,000	1,187,798

		11,065,090
Financial - 22.14%
ACE Capital Trust II
9.700%, 04/01/2030	248,000	301,984

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
ACE INA Holdings, Inc.
5.700%, 02/15/2017	$100,000	$112,319
5.875%, 06/15/2014	125,000	141,857
AGFC Capital Trust I, (6.000% to
01/15/2017, then 3 month
LIBOR +1.750%)
01/15/2067 (S)	170,000	76,500
AIG Retirement Services, Inc.
8.125%, 04/28/2023	135,000	146,890
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (S)	100,000	102,000
Allied World Assurance Holdings, Ltd.
7.500%, 08/01/2016	245,000	276,241
Ally Financial, Inc.
8.000%, 11/01/2031	23,000	22,655
AMB Property LP
4.500%, 08/15/2017	920,000	925,547
6.125%, 12/01/2016	85,000	94,643
7.500%, 06/30/2018	106,000	125,059
American Express Centurion Bank
6.000%, 09/13/2017	875,000	995,348
American Express Credit Corp.
5.125%, 08/25/2014	360,000	395,636
American General Finance Corp.
5.375%, 10/01/2012	154,000	140,140
Ameriprise Financial, Inc.
5.300%, 03/15/2020	145,000	159,557
ANZ National International, Ltd.
2.375%, 12/21/2012 (S)	260,000	263,477
AvalonBay Communities, Inc.
5.500%, 01/15/2012	79,000	83,328
AXA Equitable Life Insurance
7.700%, 12/01/2015 (S)	250,000	282,791
AXA Financial, Inc.
7.000%, 04/01/2028	235,000	255,752
BAC Capital Trust XIV (5.630% to
03/15/2012, then 3 month LIBOR
+ 0.400%)
(Q)	10,000	6,800
Bank of America Corp.
3.700%, 09/01/2015	750,000	748,601
4.375%, 12/01/2010	436,000	440,052
5.420%, 03/15/2017	800,000	819,141
5.625%, 07/01/2020	460,000	474,258
5.650%, 05/01/2018	125,000	129,977
5.750%, 12/01/2017	100,000	105,866
Bank of Tokyo-Mitsubishi UFJ, Ltd.
7.400%, 06/15/2011	300,000	312,738
Barclays Bank PLC
5.125%, 01/08/2020	750,000	797,898
6.050%, 12/04/2017 (S)	250,000	269,130
Barclays Bank PLC, (8.550% to
06/15/2011, then 3 month LIBOR
+ 3.000%)
(Q)(S)	10,000	10,050
BNP Paribas
3.250%, 03/11/2015	525,000	541,908
BP Capital Markets PLC
4.750%, 03/10/2019	60,000	58,905
Brandywine Operating Partnership
5.700%, 05/01/2017	335,000	339,412
Capital One Capital IV (6.745% to
02/17/2032, then 1 month LIBOR
+ 1.170%)
02/17/2037	125,000	119,063

The accompanying notes are an integral part of the financial statements.	198

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Capital One Financial Corp.
6.750%, 09/15/2017	$375,000	$444,722
7.375%, 05/23/2014	115,000	133,993
CIT Group Funding Company of
Delaware LLC
10.250%, 05/01/2013 to 05/01/2017	10,020	10,362
CIT Group, Inc.
7.000%, 05/01/2013 to 05/01/2017	177,641	169,980
Citigroup Capital XXI (8.300% to
12/21/2037, then 3 month LIBOR
+ 4.170%)
12/21/2057	200,000	207,500
Citigroup, Inc.
4.875%, 05/07/2015	286,000	291,786
5.375%, 08/09/2020	2,035,000	2,055,338
5.500%, 08/27/2012	900,000	953,432
6.125%, 11/21/2017	575,000	621,474
6.500%, 08/19/2013	420,000	459,342
6.875%, 03/05/2038	275,000	298,586
Credit Acceptance Corp.
9.125%, 02/01/2017 (S)	5,000	5,181
Credit Agricole SA/London
3.500%, 04/13/2015 (S)	615,000	631,181
Credit Suisse AG
5.400%, 01/14/2020	1,400,000	1,474,980
Credit Suisse New York
4.375%, 08/05/2020	800,000	804,551
Discover Financial Services
6.450%, 06/12/2017	450,000	480,313
Dupont Fabros Technology LP
8.500%, 12/15/2017	75,000	79,313
Equity One, Inc.
6.000%, 09/15/2017	235,000	242,098
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	1,130,000	1,210,124
8.000%, 01/15/2011 (S)	534,000	547,060
Everest Reinsurance Holdings, Inc.,
(6.600% to 05/15/2017, then 3 month
LIBOR + 2.2385%)
05/15/2037	495,000	439,931
Farmers Exchange Capital
7.050%, 07/15/2028 (S)	350,000	349,308
Federal Realty Investment Trust
5.650%, 06/01/2016	55,000	60,596
Fibria Overseas Finance, Ltd.
7.500%, 05/04/2020 (S)	100,000	103,250
Fidelity National Title Group, Inc.
7.300%, 08/15/2011	26,000	26,635
First Republic Bank of San Francisco
7.750%, 09/15/2012	111,000	119,874
Ford Motor Credit Company LLC
7.000%, 10/01/2013	21,000	21,927
8.000%, 12/15/2016	150,000	162,947
8.125%, 01/15/2020	100,000	109,448
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)	75,000	84,000
GATX Financial Corp.
5.500%, 02/15/2012	200,000	208,188
General Electric Capital Corp.
2.000%, 09/28/2012	1,765,000	1,812,989
2.800%, 01/08/2013	1,700,000	1,747,756
4.800%, 05/01/2013	475,000	512,455
5.500%, 01/08/2020	900,000	985,677
6.750%, 03/15/2032	934,000	1,058,505

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
General Electric Capital Corp., Series A
6.125%, 02/22/2011	$67,000	$68,800
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	205,000	215,796
Hartford Financial Services Group, Inc.,
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038	40,000	38,800
HBOS PLC
6.000%, 11/01/2033 (S)	210,000	167,395
Health Care Property, Inc.
5.650%, 12/15/2013	200,000	214,132
5.950%, 09/15/2011	150,000	155,518
6.000%, 03/01/2015	175,000	188,596
7.072%, 06/08/2015	67,000	75,483
Healthcare Realty Trust, Inc.
8.125%, 05/01/2011	377,000	392,360
Host Hotels & Resorts LP
6.375%, 03/15/2015	80,000	80,400
HSBC Bank USA NA
7.000%, 01/15/2039	250,000	303,529
HSBC Holdings PLC
0.734%, 10/06/2016 (P)	600,000	573,748
6.800%, 06/01/2038	850,000	1,008,959
HSBC USA, Inc.
9.500%, 04/15/2014	135,000	160,840
Iberdrola Finance Ireland, Ltd.
5.000%, 09/11/2019 (S)	425,000	425,790
International Lease Finance Corp.
5.625%, 09/15/2010	170,000	170,000
5.875%, 05/01/2013	250,000	238,125
6.375%, 03/25/2013	145,000	140,106
6.500%, 09/01/2014 (S)	5,000	5,125
6.750%, 09/01/2016 (S)	10,000	10,225
7.125%, 09/01/2018 (S)	10,000	10,225
8.625%, 09/15/2015 (S)	10,000	10,063
International Lease Finance
Corp. Series MTN
5.650%, 06/01/2014	140,000	129,850
Jackson National Life Insurance Company
8.150%, 03/15/2027 (S)	377,000	413,399
JPMorgan Chase & Company
3.700%, 01/20/2015	575,000	601,893
4.400%, 07/22/2020	1,100,000	1,115,921
5.150%, 10/01/2015	200,000	216,561
5.375%, 10/01/2012	760,000	821,346
6.000%, 01/15/2018	555,000	630,386
JPMorgan Chase Capital XV
5.875%, 03/15/2035	567,000	542,190
Kimco Realty Corp.
4.300%, 02/01/2018	600,000	600,640
5.584%, 11/23/2015	125,000	137,090
6.875%, 10/01/2019	300,000	344,999
Lazard Group LLC
6.850%, 06/15/2017	650,000	691,983
LBG Capital No.1 PLC
7.875%, 11/01/2020	200,000	186,000
LBI Escrow Corp.
8.000%, 11/01/2017 (S)	115,000	123,481
Liberty Mutual Group, Inc.
5.750%, 03/15/2014 (S)	50,000	52,457
Liberty Mutual Insurance Company
7.697%, 10/15/2097 (S)	925,000	861,877
Liberty Property LP
6.625%, 10/01/2017	100,000	114,443

The accompanying notes are an integral part of the financial statements.	199

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Liberty Property LP (continued)
7.250%, 03/15/2011	$195,000	$200,243
Lloyds TSB Bank PLC
4.375%, 01/12/2015 (S)	520,000	534,284
MassMutual Global Funding II
2.875%, 04/21/2014 (S)	118,000	123,636
Merrill Lynch & Company, Inc.
6.400%, 08/28/2017	1,240,000	1,337,088
6.875%, 04/25/2018	425,000	467,899
7.750%, 05/14/2038	135,000	154,475
MetLife, Inc.
4.750%, 02/08/2021	105,000	109,711
5.375%, 12/15/2012	150,000	161,353
Metropolitan Life Global Funding I
5.125%, 04/10/2013 (S)	335,000	364,911
Mizuho Financial Group Cayman, Ltd.
5.790%, 04/15/2014 (S)	246,000	270,353
Morgan Stanley
4.200%, 11/20/2014	215,000	221,407
5.500%, 07/24/2020	1,150,000	1,159,470
6.000%, 04/28/2015	350,000	381,623
6.250%, 08/28/2017	500,000	544,303
6.750%, 04/15/2011	106,000	109,933
Morgan Stanley, MTN
5.550%, 04/27/2017	225,000	235,791
6.625%, 04/01/2018	1,475,000	1,621,470
Nationwide Mutual Insurance Company
8.250%, 12/01/2031 (S)	260,000	282,848
Navigators Group, Inc.
7.000%, 05/01/2016	59,000	62,235
NB Capital Trust IV
8.250%, 04/15/2027	85,000	87,098
NBD Bancorp
8.250%, 11/01/2024	270,000	360,105
Nissan Motor Acceptance Corp.
4.500%, 01/30/2015 (S)	355,000	377,189
Nomura Holdings, Inc.
5.000%, 03/04/2015	350,000	375,829
6.700%, 03/04/2020	200,000	228,495
Ohio National Life Insurance Company
8.500%, 05/15/2026 (S)	155,000	159,102
Petroleum Export, Ltd.
5.265%, 06/15/2011 (S)	42,036	41,978
PNC Funding Corp.
4.375%, 08/11/2020	800,000	812,597
Principal Life Global Funding I
5.125%, 10/15/2013 (S)	225,000	244,752
6.125%, 10/15/2033 (S)	108,000	112,852
Provident Funding Associates
10.250%, 04/15/2017 (S)	40,000	40,700
Prudential Financial, Inc.
4.750%, 09/17/2015	925,000	992,248
5.375%, 06/21/2020	425,000	458,077
Prudential Financial, Inc., MTN
5.150%, 01/15/2013	355,000	379,622
Realty Income Corp.
5.750%, 01/15/2021	600,000	638,910
6.750%, 08/15/2019	550,000	635,065
Regency Centers LP
7.950%, 01/15/2011	319,000	325,932
Reinsurance Group of America, Inc.
6.750%, 12/15/2011	135,000	141,877
Santander Holdings USA, Inc.
4.500%, 09/01/2010	30,000	30,000

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Simon Property Group LP
4.375%, 03/01/2021	$1,200,000	$1,213,560
6.100%, 05/01/2016	150,000	173,416
Sovereign Bank
8.750%, 05/30/2018	250,000	289,957
Standard Chartered PLC
3.850%, 04/27/2015 (S)	185,000	191,317
Sun Canada Financial Company
7.250%, 12/15/2015 (S)	229,000	243,071
The Bear Stearns Companies LLC
5.350%, 02/01/2012	80,000	84,779
6.400%, 10/02/2017	605,000	703,433
6.950%, 08/10/2012	345,000	381,967
The Charles Schwab Corp.
4.950%, 06/01/2014	230,000	253,996
The Goldman Sachs Group, Inc.
5.450%, 11/01/2012	340,000	364,406
6.000%, 05/01/2014	270,000	299,100
6.150%, 04/01/2018	1,850,000	2,021,199
6.750%, 10/01/2037	1,405,000	1,438,505
7.500%, 02/15/2019	635,000	740,992
The Royal Bank of Scotland PLC
4.875%, 08/25/2014 (S)	550,000	580,025
5.625%, 08/24/2020	500,000	511,928
UBS AG/Stamford CT
4.875%, 08/04/2020	1,400,000	1,457,345
United Dominion Realty Trust, Inc.
6.050%, 06/01/2013	200,000	216,000
Unitrin, Inc.
6.000%, 05/15/2017	350,000	351,006
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	125,000	138,559
US Bancorp
7.500%, 06/01/2026	750,000	882,512
Ventas Realty LP
6.625%, 10/15/2014	95,000	98,755
Volkswagen International Finance Nv
4.000%, 08/12/2020 (S)	1,250,000	1,294,205
W.R. Berkley Corp.
5.125%, 09/30/2010	54,000	54,082
5.600%, 05/15/2015	313,000	329,261
Wachovia Corp.
5.500%, 08/01/2035	600,000	592,025
5.750%, 06/15/2017	385,000	432,235
Wachovia Corp., MTN
5.500%, 05/01/2013	570,000	625,743
WEA Finance LLC
7.125%, 04/15/2018 (S)	250,000	296,980
7.500%, 06/02/2014 (S)	130,000	151,151
WEA Finance LLC / WCI Finance LLC
5.400%, 10/01/2012 (S)	250,000	268,371
WEA Finance LLC / WT Finance
Australia Property, Ltd.
6.750%, 09/02/2019 (S)	450,000	526,633
Wells Fargo & Company
4.950%, 10/16/2013	1,020,000	1,108,916
5.625%, 12/11/2017	900,000	1,016,553
Wells Fargo & Company, Series K (7.980%
to 03/15/2018, then 3 month LIBOR
+ 3.770%)
	20,000	20,650

		75,376,950

The accompanying notes are an integral part of the financial statements.	200

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrial - 1.14%
Avnet, Inc.
6.625%, 09/15/2016	$245,000	$278,568
Ball Corp.
6.750%, 09/15/2020	155,000	163,138
Bombardier, Inc.
7.500%, 03/15/2018 (S)	10,000	10,650
7.750%, 03/15/2020 (S)	60,000	64,500
Case New Holland, Inc.
7.875%, 12/01/2017 (S)	26,000	27,365
CNH America LLC
7.250%, 01/15/2016	30,000	30,975
CPM Holdings, Inc.
10.625%, 09/01/2014 (S)	10,000	10,800
General Electric Company
5.250%, 12/06/2017	735,000	824,660
Goodman Global Group, Inc.
(zero coupon)
zero coupon, 12/15/2014	5,000	3,175
Goodrich Corp.
7.100%, 11/15/2027	115,000	142,025
Harland Clarke Holdings Corp.
9.500%, 05/15/2015	10,000	9,525
Marquette Transportation Finance
10.875%, 01/15/2017 (S)	5,000	5,063
Masco Corp.
6.500%, 08/15/2032	45,000	38,732
7.125%, 03/15/2020	205,000	207,890
Navios Maritime Holdings, Inc.
8.875%, 11/01/2017 (S)	40,000	41,500
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	170,000	182,750
Pactiv Corp.
5.875%, 07/15/2012	135,000	143,192
Republic Services, Inc.
5.250%, 11/15/2021	160,000	177,842
5.500%, 09/15/2019	445,000	499,702
Rock-Tenn Company
9.250%, 03/15/2016	25,000	27,438
SPX Corp.
7.625%, 12/15/2014	10,000	10,775
Temple-Inland, Inc.
6.875%, 01/15/2018	125,000	137,054
Textron, Inc.
7.250%, 10/01/2019	200,000	237,923
Thermo Fisher Scientific, Inc.
3.200%, 05/01/2015	125,000	131,437
Tyco International Finance SA
6.750%, 02/15/2011	85,000	87,402
Waste Management, Inc.
6.375%, 03/11/2015	340,000	397,748

		3,891,829
Technology - 0.85%
Fiserv, Inc.
6.125%, 11/20/2012	200,000	217,893
Freescale Semiconductor, Inc.
8.875%, 12/15/2014	15,000	13,913
Intuit, Inc.
5.400%, 03/15/2012	75,000	79,396
Mantech International Corp.
7.250%, 04/15/2018	20,000	20,400
Oracle Corp.
6.125%, 07/08/2039	450,000	544,982
Seagate Technology HDD Holdings
6.875%, 05/01/2020 (S)	90,000	88,200

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Technology (continued)
Seagate Technology International
10.000%, 05/01/2014 (S)	$225,000	$262,688
Unisys Corp.
12.750%, 10/15/2014 (S)	132,000	153,780
14.250%, 09/15/2015 (S)	7,000	8,190
Xerox Corp.
6.400%, 03/15/2016	465,000	536,439
6.750%, 02/01/2017	650,000	760,425
8.250%, 05/15/2014	170,000	203,757

		2,890,063
Utilities - 5.37%
Abu Dhabi National Energy Company
5.875%, 10/27/2016 (S)	110,000	116,850
AES Corp.
8.000%, 06/01/2020	155,000	162,750
Appalachian Power Company
5.000%, 06/01/2017	1,200,000	1,316,761
Atmos Energy Corp.
6.350%, 06/15/2017	100,000	114,318
Baltimore Gas & Electric Company
5.900%, 10/01/2016	700,000	814,704
Carolina Power & Light Company
6.500%, 07/15/2012	671,000	734,069
CenterPoint Energy, Inc.
6.500%, 05/01/2018	560,000	646,605
Commonwealth Edison Company
4.000%, 08/01/2020	1,000,000	1,061,040
5.950%, 08/15/2016	125,000	147,672
6.150%, 03/15/2012	92,000	98,999
Dominion Resources, Inc.
2.250%, 09/01/2015	345,000	345,689
6.400%, 06/15/2018	395,000	486,844
7.000%, 06/15/2038	215,000	280,148
Duke Energy Corp.
5.650%, 06/15/2013	600,000	669,235
Edison Mission Energy
7.750%, 06/15/2016	20,000	14,725
EDP Finance BV
4.900%, 10/01/2019 (S)	375,000	347,074
Electricite de France SA
6.500%, 01/26/2019 (S)	400,000	485,212
Enel Finance International SA
6.800%, 09/15/2037 (S)	555,000	618,422
Energy Future Holdings Corp., Series P
5.550%, 11/15/2014	16,000	8,040
Georgia Power Company
5.250%, 12/15/2015	600,000	689,623
Idaho Power Company
4.850%, 08/15/2040	1,000,000	1,007,323
Intergen NV
9.000%, 06/30/2017 (S)	75,000	77,063
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	475,000	539,859
Midamerican Energy Holdings Company
6.125%, 04/01/2036	250,000	289,336
Midamerican Funding LLC
6.750%, 03/01/2011	260,000	267,937
Nevada Power Company
6.500%, 08/01/2018	225,000	270,871
New York State Electric & Gas Corp.
5.750%, 05/01/2023	74,000	74,165
NiSource Finance Corp.
6.400%, 03/15/2018	200,000	229,678

The accompanying notes are an integral part of the financial statements.	201

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Northern States Power Company
6.250%, 06/01/2036	$125,000	$156,472
6.500%, 03/01/2028	67,000	81,956
NRG Energy, Inc.
7.250%, 02/01/2014	10,000	10,200
7.375%, 02/01/2016 to 01/15/2017	75,000	75,563
Ohio Edison Company
6.875%, 07/15/2036	230,000	277,888
Old Dominion Electric Cooperative
6.250%, 06/01/2011	141,000	146,419
Oncor Electric Delivery Company
7.500%, 09/01/2038	205,000	271,338
PacifiCorp
6.350%, 07/15/2038	110,000	138,531
Potomac Electric Power Company
6.500%, 11/15/2037	250,000	319,804
PPL Electric Utilities Corp.
6.250%, 05/15/2039	80,000	99,495
PSEG Power LLC
8.625%, 04/15/2031	154,000	214,692
Puget Sound Energy, Inc.
5.757%, 10/01/2039	365,000	402,611
7.000%, 03/09/2029	54,000	65,658
San Diego Gas & Electric Co.
4.500%, 08/15/2040	811,000	821,022
Sierra Pacific Power Company, Series M
6.000%, 05/15/2016	225,000	259,653
Southern California Edison Company
4.500%, 09/01/2040	500,000	502,154
6.000%, 01/15/2034	326,000	392,233
Union Electric Company
6.400%, 06/15/2017	1,050,000	1,230,722
Wisconsin Energy Corp.
6.200%, 04/01/2033	138,000	163,917
Wisconsin Power and Light Company
5.000%, 07/15/2019	425,000	488,091
Xcel Energy, Inc.
4.700%, 05/15/2020	215,000	234,687

		18,268,118

TOTAL CORPORATE BONDS (Cost $169,942,632)		$179,072,916

CONVERTIBLE BONDS - 0.01%
Consumer, Non-cyclical - 0.01%
Amylin Pharmaceuticals, Inc.
3.000%, 06/15/2014	5,000	4,475
Dollar Financial Corp.
3.000%, 04/01/2028	10,000	9,200

		13,675
Communications - 0.00%
Leap Wireless International, Inc.
4.500%, 07/15/2014	10,000	8,700
Consumer, Cyclical - 0.00%
Continental Airlines, Inc.
4.500%, 01/15/2015	5,000	6,588
Ford Motor Company
4.250%, 11/15/2016	5,000	6,938

		13,526

TOTAL CONVERTIBLE BONDS (Cost $31,112)		$35,901

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS - 2.19%
California - 0.79%
Bay Area Toll Authority
6.263%, 04/01/2049	$875,000	$994,761
Irvine Ranch Water District Joint
Powers Agency
2.605%, 03/15/2014	455,000	472,326
Los Angeles Unified School District
5.750%, 07/01/2034	425,000	437,954
University of California
5.770%, 05/15/2043	715,000	790,776

		2,695,817
Florida - 0.04%
Miami Beach Florida
Redevelopment Agency
8.950%, 12/01/2022	135,000	148,979
Illinois - 0.29%
Chicago Illinois O’Hare
International Airport
6.845%, 01/01/2038	500,000	537,945
Illinois State Toll Highway Authority
6.184%, 01/01/2034	415,000	444,619

		982,564
Indiana - 0.01%
Indiana Bond Bank Revenue
5.020%, 01/15/2016	15,000	16,594
Maryland - 0.05%
Maryland State Transportation Authority
5.840%, 07/01/2011	40,000	41,482
5.888%, 07/01/2043	125,000	145,051

		186,533
Massachusetts - 0.14%
Massachusetts School Building Authority
5.715%, 08/15/2039	400,000	464,740
Missouri - 0.14%
University of Missouri
5.960%, 11/01/2039	400,000	466,104
New Jersey - 0.28%
Jersey City Municipal Utilities Authority
4.550%, 05/15/2012	20,000	20,426
New Jersey State Turnpike Authority
7.414%, 01/01/2040	730,000	928,413

		948,839
New York - 0.28%
New York State Thruway Authority
5.883%, 04/01/2030	590,000	667,520
Port Authority of New York & New Jersey
6.040%, 12/01/2029	180,000	205,126
Sales Tax Asset Receivable Corp., Series B
4.250%, 10/15/2011	65,000	66,975

		939,621
Texas - 0.17%
North Texas Tollway Authority
6.718%, 01/01/2049	535,000	590,474

TOTAL MUNICIPAL BONDS (Cost $6,770,740)		$7,440,265

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.32%
Commercial & Residential - 6.28%
American Tower Trust,
Series 2007-1A, Class AFX
5.420%, 04/15/2037 (S)	300,000	329,302

The accompanying notes are an integral part of the financial statements.	202

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Banc of America Commercial
Mortgage, Series 2002-PB2,Class A4
6.186%, 06/11/2035	$390,033	$409,423
Banc of America Commercial Mortgage,
Inc., Series 2005-6, Class A4
5.350%, 09/10/2047 (P)	1,000,000	1,103,653
Bear Stearns Commercial
Mortgage Securities
Series 2003-T12, Class A4,
4.680%, 08/13/2039 (P)	405,797	434,427
Series 2005-PWR9, Class A4A,
4.871%, 09/11/2042	560,000	597,462
Series 2006-PW 14, Class A4,
5.201%, 12/11/2038	860,000	923,343
Series 2005-T20, Class A4A,
5.297%, 10/12/2042 (P)	575,000	635,879
Series 2006-PW3, Class A4,
5.540%, 09/11/2041	2,000,000	2,188,976
Series 2007-T28, Class A4,
5.742%, 09/11/2042 (P)	145,000	159,162
Bear Stearns Commercial Mortgage
Securities, Inc.,
Series 2006-PW12, Class A4
5.907%, 09/11/2038 (P)	1,000,000	1,101,800
Bear Stearns Commercial Mtge,
Series 2007-pw16, Class A4
5.907%, 06/11/2040 (P)	2,000,000	2,107,354
Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2007-CD4, Class A4,
5.322%, 12/11/2049	750,000	764,251
Series 2005-CD1, Class A4,
5.396%, 07/15/2044 (P)	500,000	548,288
Commercial Mortgage Asset Trust,
Series 1999-C1, Class A3
6.640%, 01/17/2032	52,835	52,867
Commercial Mortgage Pass Through
Certificates, Series 2005-C6, Class A5A
5.116%, 06/10/2044 (P)	500,000	543,488
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3,
5.467%, 09/15/2039	1,000,000	1,037,725
Series 2006-C1, Class A4,
5.609%, 02/15/2039 (P)	1,000,000	1,089,199
CS First Boston Mortgage Securities Corp,
Series 2003-C3, Class A5
3.936%, 05/15/2038	500,000	521,850
General Electric Capital Assurance
Company, Series 2003-1, Class A5
5.743%, 05/12/2035 (P)(S)	89,275	102,987
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%, 04/10/2038 (P)	1,000,000	1,072,193
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2004-CBX, Class A6,
4.899%, 01/12/2037	315,000	329,944
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	940,000	1,010,637
LB-UBS Commercial Mortgage Trust,
Series 2001-C7, Class A3
5.642%, 12/15/2025	30,075	30,567

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A4,
5.047%, 07/12/2038 (P)	$1,000,000	$1,083,804
Series 2006-C1, Class A4,
5.838%, 05/12/2039 (P)	500,000	536,667
Morgan Stanley Capital I
Series 2005-T17, Class A5,
4.780%, 12/13/2041	500,000	536,907
Series 2007-T27, Class A4,
5.802%, 06/11/2042 (P)	1,000,000	1,100,157
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A2,
5.980%, 01/15/2039	40,579	42,875
Series 2001, Class A4,
6.390%, 07/15/2033	101,406	104,379
Prudential Commercial Mortgage Trust
Series 2003-PWR1, Class A1,
3.669%, 02/11/2036	99,504	100,039
Series 2003-PWR1, Class A2,
4.493%, 02/11/2036	405,797	428,330
Wachovia Bank Commercial Mortgage
Trust, Series 2005-C20, Class A7
5.118%, 07/15/2042 (P)	310,000	338,894

		21,366,829
U.S. Government - 0.04%
Federal Home Loan Mortgage Corp.,
Series 2895, Class EK
4.000%, 11/15/2019	135,265	145,670
Government National Mortgage
Association, Series 2006-38,
Class XS IO
6.974%, 09/16/2035 (P)	53,765	8,883

		154,553

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $20,282,441)		$21,521,382

ASSET BACKED SECURITIES - 0.66%
Avis Budget Car Funding AESOP LLC,
Series 2009-2A, Class A
5.680%, 02/20/2014 (S)	430,000	460,269
Chase Issuance Trust,
Series 2008-A4, Class A4
4.650%, 03/15/2015	345,000	376,193
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class A2
5.261%, 04/25/2037	300,000	291,714
Hertz Vehicle Financing LLC,
Series 2010-1a, Class A2
3.740%, 02/25/2017 (S)	1,045,000	1,063,900
Massachusetts RRB Special Purpose Trust,
Series 2001-1, Class A
6.530%, 06/01/2015	44,480	48,129

TOTAL ASSET BACKED SECURITIES (Cost $2,166,912)		$2,240,205

PREFERRED STOCKS - 0.00%
Financials - 0.00%
Diversified Financial Services - 0.00%
BAC Capital Trust XI, 6.625%	15,000	14,912

TOTAL PREFERRED STOCKS (Cost $10,018)		$14,912

The accompanying notes are an integral part of the financial statements.	203

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 14.13%
Repurchase Agreement - 14.13%
Deutsche Bank Tri-Party Repurchase
Agreement dated 08/31/2010 at 0.250%
to be repurchased at $48,100,334 on
09/01/2010, collateralized by
$48,100,000 Federal Home Loan
Mortgage Corp., 5.500% due 08/01/2040
(valued at $49,062,000,
including interest)	$48,100,000	$48,100,000

TOTAL SHORT-TERM INVESTMENTS (Cost $48,100,000)		$48,100,000

Total Investments (Investment Quality Bond Fund)
(Cost $330,260,944) - 103.15%		$351,098,399
Other assets and liabilities, net - (3.15%)		(10,713,208)

TOTAL NET ASSETS - 100.00%		$340,385,191

Large Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.45%
Consumer Discretionary - 13.44%
Auto Components - 0.80%
BorgWarner, Inc. (I)(L)	48,738	$2,127,414
Diversified Consumer Services - 0.87%
Apollo Group, Inc., Class A (I)	54,200	2,302,416
Hotels, Restaurants & Leisure - 1.65%
Carnival Corp. (L)	139,999	4,365,169
Household Durables - 2.02%
Fortune Brands, Inc.	119,100	5,334,489
Media - 5.95%
Comcast Corp., Class A	379,600	6,498,752
The Interpublic Group of Companies, Inc. (I)	377,500	3,220,075
Time Warner, Inc.	108,800	3,261,824
Viacom, Inc., Class B	88,800	2,790,096

		15,770,747
Specialty Retail - 2.15%
GameStop Corp., Class A (I)(L)	128,000	2,295,040
Lowe’s Companies, Inc.	167,900	3,408,370

		5,703,410

		35,603,645
Consumer Staples - 6.88%
Beverages - 2.24%
PepsiCo, Inc.	92,300	5,923,814
Food & Staples Retailing - 1.02%
The Kroger Company	137,000	2,703,010
Household Products - 2.00%
The Procter & Gamble Company	88,900	5,304,663
Personal Products - 1.62%
Avon Products, Inc.	147,700	4,298,070

		18,229,557
Energy - 10.89%
Energy Equipment & Services - 2.51%
Baker Hughes, Inc. (L)	94,600	3,555,068

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Noble Corp.	99,200	$3,087,104

		6,642,172
Oil, Gas & Consumable Fuels - 8.38%
Anadarko Petroleum Corp.	54,200	2,492,658
Exxon Mobil Corp.	140,200	8,294,232
Hess Corp.	57,600	2,894,400
Marathon Oil Corp.	100,400	3,061,196
Peabody Energy Corp.	52,600	2,251,280
Ultra Petroleum Corp. (I)(L)	82,100	3,202,721

		22,196,487

		28,838,659
Financials - 12.78%
Capital Markets - 1.91%
The Bank of New York Mellon Corp.	122,868	2,982,006
The Goldman Sachs Group, Inc.	15,100	2,067,794

		5,049,800
Commercial Banks - 2.24%
Wells Fargo & Company	252,078	5,936,437
Diversified Financial Services - 4.29%
Bank of America Corp.	366,200	4,559,190
JPMorgan Chase & Company	187,100	6,802,956

		11,362,146
Insurance - 4.34%
Aflac, Inc.	107,600	5,084,100
MetLife, Inc.	103,200	3,880,320
Principal Financial Group, Inc.	110,100	2,537,805

		11,502,225

		33,850,608
Health Care - 13.59%
Biotechnology - 2.28%
Amgen, Inc. (I)	39,100	1,995,664
Amylin Pharmaceuticals, Inc. (I)	29,500	605,930
Genzyme Corp. (I)	49,002	3,435,530

		6,037,124
Health Care Equipment & Supplies - 3.89%
Baxter International, Inc.	58,500	2,489,760
Boston Scientific Corp. (I)	210,400	1,091,976
Covidien PLC	112,300	3,968,682
Medtronic, Inc.	87,934	2,768,162

		10,318,580
Health Care Providers & Services - 1.92%
UnitedHealth Group, Inc.	103,400	3,279,848
WellPoint, Inc. (I)(L)	36,300	1,803,384

		5,083,232
Pharmaceuticals - 5.50%
Allergan, Inc.	71,626	4,399,269
Johnson & Johnson	104,000	5,930,080
Merck & Company, Inc.	120,400	4,233,264

		14,562,613

		36,001,549
Industrials - 10.65%
Aerospace & Defense - 2.75%
General Dynamics Corp.	88,400	4,938,908
Raytheon Company	53,500	2,349,720

		7,288,628

The accompanying notes are an integral part of the financial statements.	204

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Air Freight & Logistics - 1.75%
FedEx Corp. (L)	59,483	$4,642,648
Airlines - 0.91%
Southwest Airlines Company	217,800	2,406,690
Machinery - 4.39%
Illinois Tool Works, Inc.	111,948	4,618,974
PACCAR, Inc. (L)	105,400	4,320,346
Pall Corp.	78,700	2,690,753

		11,630,073
Road & Rail - 0.85%
Ryder Systems, Inc.	58,800	2,256,156

		28,224,195
Information Technology - 17.97%
Communications Equipment - 1.51%
QUALCOMM, Inc.	104,700	4,011,057
Computers & Peripherals - 5.34%
Apple, Inc. (I)	31,600	7,690,492
Hewlett-Packard Company	116,800	4,494,464
Seagate Technology PLC (I)	193,100	1,956,103

		14,141,059
IT Services - 1.09%
Visa, Inc., Class A (L)	42,000	2,897,160
Semiconductors & Semiconductor Equipment - 3.27%
Applied Materials, Inc.	139,700	1,451,483
Broadcom Corp., Class A	79,700	2,388,609
Intersil Corp., Class A (L)	92,000	919,540
Marvell Technology Group, Ltd. (I)(L)	130,700	2,083,358
National Semiconductor Corp. (L)	145,200	1,830,972

		8,673,962
Software - 6.76%
Adobe Systems, Inc. (I)	115,400	3,203,504
Autodesk, Inc. (I)(L)	133,800	3,712,950
Intuit, Inc. (I)	83,700	3,582,360
Microsoft Corp.	187,300	4,397,804
Symantec Corp. (I)	177,000	2,412,510
VMware, Class A (I)(L)	7,455	585,739

		17,894,867

		47,618,105
Materials - 2.91%
Chemicals - 2.24%
Monsanto Company	54,000	2,843,100
The Dow Chemical Company	126,800	3,090,116

		5,933,216
Containers & Packaging - 0.67%
Ball Corp.	31,800	1,783,344

		7,716,560
Telecommunication Services - 2.32%
Diversified Telecommunication Services - 2.32%
AT&T, Inc.	227,000	6,135,811
Utilities - 5.02%
Electric Utilities - 5.02%
American Electric Power Company, Inc.	149,043	5,277,613
Exelon Corp.	125,013	5,090,529
FirstEnergy Corp. (L)	80,200	2,929,706

		13,297,848

		13,297,848

TOTAL COMMON STOCKS (Cost $254,150,349)		$255,516,537

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 1.51%
Investment Companies - 1.51%
SPDR Trust Series 1 (L)	38,000	$4,007,860

TOTAL INVESTMENT COMPANIES (Cost $4,104,693)		$4,007,860

SHORT-TERM INVESTMENTS - 13.40%
Repurchase Agreement - 1.66%
Repurchase Agreement with State Street Corp.
dated 08/31/2010 at 0.010% to be
repurchased at $4,384,001 on 09/01/2010,
collateralized by $4,340,000 U.S. Treasury
Notes, 1.750% due 01/31/2014 (valued at
$4,475,625, including interest)	$4,384,000	4,384,000
Securities Lending Collateral - 11.74%
John Hancock Collateral Investment
Trust, 0.3330% (W)(Y)	3,107,042	31,101,803

TOTAL SHORT-TERM INVESTMENTS (Cost $35,478,031)		$35,485,803

Total Investments (Large Cap Fund)
(Cost $293,733,073) - 111.36%		$295,010,200
Other assets and liabilities, net - (11.36%)		(30,098,922)

TOTAL NET ASSETS - 100.00%		$264,911,278

Large Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.04%
Consumer Discretionary - 12.25%
Automobiles - 0.13%
Harley-Davidson, Inc. (L)	26,000	$632,320
Household Durables - 0.14%
Whirlpool Corp. (L)	9,000	667,440
Internet & Catalog Retail - 1.07%
Liberty Media Corp. - Interactive, Class A (I)	475,000	5,011,250
Media - 6.25%
CBS Corp., Class B	400,200	5,530,764
Comcast Corp., Class A	379,900	6,503,888
Gannett Company, Inc. (L)	404,000	4,884,360
Liberty Global, Inc., Series A (I)(L)	203,000	5,586,560
News Corp., Class A	530,600	6,669,642

		29,175,214
Multiline Retail - 1.07%
Macy’s, Inc.	256,300	4,982,472
Specialty Retail - 3.59%
Foot Locker, Inc.	417,000	4,895,580
Limited Brands, Inc.	188,800	4,455,680
Signet Jewelers, Ltd. (I)	98,000	2,591,120
The Gap, Inc.	250,000	4,222,500
Williams-Sonoma, Inc. (L)	22,500	584,100

		16,748,980

		57,217,676
Consumer Staples - 5.36%
Beverages - 1.17%
Dr. Pepper Snapple Group, Inc.	148,400	5,464,088
Food & Staples Retailing - 0.44%
The Kroger Company	103,400	2,040,082

The accompanying notes are an integral part of the financial statements.	205

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Large Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products - 2.82%
ConAgra Foods, Inc.	238,300	$5,144,897
Corn Products International, Inc.	38,200	1,303,766
Sara Lee Corp. (L)	324,000	4,678,560
Tyson Foods, Inc., Class A	125,900	2,062,242

		13,189,465
Household Products - 0.93%
The Procter & Gamble Company	73,000	4,355,910

		25,049,545
Energy - 6.05%
Energy Equipment & Services - 0.74%
Exterran Holdings, Inc. (I)(L)	155,100	3,432,363
Oil, Gas & Consumable Fuels - 5.31%
Chevron Corp.	36,000	2,669,760
Marathon Oil Corp.	202,300	6,168,127
SM Energy Company	71,000	2,697,290
Southern Union Company	134,900	3,035,250
Teekay Corp. (L)	59,000	1,434,290
The Williams Companies, Inc.	288,000	5,221,440
Valero Energy Corp.	227,100	3,581,367

		24,807,524

		28,239,887
Financials - 16.93%
Commercial Banks - 3.20%
Fifth Third Bancorp	401,000	4,431,050
Fulton Financial Corp.	405,000	3,353,400
Regions Financial Corp.	784,600	5,044,978
SunTrust Banks, Inc.	63,000	1,416,870
Wells Fargo & Company	29,200	687,660

		14,933,958
Consumer Finance - 2.04%
Capital One Financial Corp. (L)	166,400	6,299,904
SLM Corp. (I)	290,000	3,204,500

		9,504,404
Diversified Financial Services - 6.24%
Bank of America Corp.	1,190,000	14,815,500
Citigroup, Inc. (I)	2,978,000	11,078,160
JPMorgan Chase & Company	89,900	3,268,764

		29,162,424
Insurance - 5.45%
American Financial Group, Inc.	175,400	5,046,258
Aspen Insurance Holdings, Ltd.	155,100	4,404,840
Assurant, Inc.	148,400	5,425,504
Axis Capital Holdings, Ltd.	31,000	957,280
Berkshire Hathaway, Inc., Class B (I)	27,000	2,127,060
CNA Financial Corp. (I)	8,600	223,772
Protective Life Corp.	53,000	990,040
Prudential Financial, Inc.	9,000	455,130
Unitrin, Inc.	34,000	809,200
Unum Group	249,600	5,004,480

		25,443,564

		79,044,350
Health Care - 13.28%
Health Care Providers & Services - 10.17%
Aetna, Inc.	222,600	5,947,872
AmerisourceBergen Corp.	150,600	4,108,368
Cardinal Health, Inc.	177,600	5,320,896
Community Health Systems, Inc. (I)(L)	134,900	3,516,843
Coventry Health Care, Inc. (I)	256,300	4,959,405

Large Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Health Net, Inc. (I)	205,000	$4,895,400
Humana, Inc. (I)	116,900	5,586,651
UnitedHealth Group, Inc.	238,000	7,549,360
WellPoint, Inc. (I)(L)	113,000	5,613,840

		47,498,635
Pharmaceuticals - 3.11%
Eli Lilly & Company	200,000	6,712,000
Johnson & Johnson	37,000	2,109,740
King Pharmaceuticals, Inc. (I)	521,600	4,543,136
Pfizer, Inc.	72,500	1,154,925

		14,519,801

		62,018,436
Industrials - 12.02%
Aerospace & Defense - 2.44%
L-3 Communications Holdings, Inc.	76,400	5,088,240
Raytheon Company	143,900	6,320,088

		11,408,328
Airlines - 0.96%
Southwest Airlines Company	406,900	4,496,245
Building Products - 0.88%
Owens Corning, Inc. (I)(L)	150,600	4,096,320
Commercial Services & Supplies - 0.72%
R.R. Donnelley & Sons Company	223,000	3,377,335
Construction & Engineering - 1.12%
KBR, Inc.	224,800	5,215,360
Electrical Equipment - 0.49%
Thomas & Betts Corp. (I)	62,000	2,290,900
Industrial Conglomerates - 1.20%
General Electric Company	385,000	5,574,800
Machinery - 3.28%
Oshkosh Corp. (I)	80,900	2,012,792
The Manitowoc Company, Inc. (L)	472,100	4,324,436
Timken Company	141,600	4,631,736
Trinity Industries, Inc. (L)	254,000	4,348,480

		15,317,444
Road & Rail - 0.93%
Ryder Systems, Inc.	113,000	4,335,810

		56,112,542
Information Technology - 9.16%
Communications Equipment - 0.50%
Motorola, Inc. (I)	307,000	2,311,710
Computers & Peripherals - 2.89%
Lexmark International, Inc., Class A (I)(L)	137,100	4,797,129
Seagate Technology PLC (I)	464,000	4,700,320
Western Digital Corp. (I)	165,000	3,984,750

		13,482,199
Electronic Equipment, Instruments & Components - 0.90%
Corning, Inc.	11,700	183,456
Vishay Intertechnology, Inc. (I)	523,800	4,028,022

		4,211,478
Internet Software & Services - 1.10%
AOL, Inc. (I)	231,600	5,146,152
IT Services - 0.28%
CoreLogic, Inc.	77,000	1,329,790
Semiconductors & Semiconductor Equipment - 2.51%
Intel Corp.	406,900	7,210,268

The accompanying notes are an integral part of the financial statements.	206

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Large Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
National Semiconductor Corp.	357,500	$4,508,075

		11,718,343
Software - 0.98%
CA, Inc.	255,000	4,592,550

		42,792,222
Materials - 6.87%
Chemicals - 3.72%
Ashland, Inc.	105,700	4,910,822
Cabot Corp.	97,000	2,757,710
Cytec Industries, Inc.	101,200	4,799,916
Huntsman Corp. (L)	436,000	3,971,960
RPM International, Inc.	54,000	912,600

		17,353,008
Containers & Packaging - 1.01%
Sealed Air Corp.	229,300	4,702,943
Paper & Forest Products - 2.14%
International Paper Company	233,800	4,783,548
MeadWestvaco Corp.	240,600	5,235,456

		10,019,004

		32,074,955
Telecommunication Services - 4.82%
Diversified Telecommunication Services - 2.10%
AT&T, Inc.	150,000	4,054,500
Qwest Communications International, Inc. (L)	1,013,900	5,728,535

		9,783,035
Wireless Telecommunication Services - 2.72%
MetroPCS Communications, Inc. (I)(L)	520,000	4,648,800
Sprint Nextel Corp. (I)(L)	1,461,000	5,960,880
Telephone & Data Systems, Inc.	73,000	2,108,970

		12,718,650

		22,501,685
Utilities - 10.30%
Electric Utilities - 1.79%
Edison International	173,100	5,842,125
NV Energy, Inc.	195,000	2,496,000

		8,338,125
Gas Utilities - 1.03%
Questar Corp.	296,800	4,831,904
Independent Power Producers & Energy Traders - 3.31%
Calpine Corp. (I)	55,800	709,776
Constellation Energy Group, Inc.	171,000	5,015,430
Mirant Corp. (I)	467,600	4,535,720
NRG Energy, Inc. (I)(L)	256,300	5,208,016

		15,468,942
Multi-Utilities - 4.17%
CMS Energy Corp. (L)	278,000	4,865,000
DTE Energy Company	95,000	4,450,750
Integrys Energy Group, Inc. (L)	98,000	4,748,100
NiSource, Inc.	312,500	5,418,750

		19,482,600

		48,121,571

TOTAL COMMON STOCKS (Cost $479,617,774)		$453,172,869

Large Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 14.59%
Repurchase Agreement - 1.61%
Repurchase Agreement with State Street Corp.
dated 08/31/2010 at 0.010% to be
repurchased at $7,505,002 on 09/01/2010,
collateralized by $7,640,000 U.S. Treasury
Notes, 0.625% due 07/31/2012 (valued at
$7,659,100, including interest)	$7,505,000	$7,505,000
Securities Lending Collateral - 12.98%
John Hancock Collateral Investment
Trust, 0.3330% (W)(Y)	6,055,927	60,620,436

TOTAL SHORT-TERM INVESTMENTS (Cost $68,108,005)		$68,125,436

Total Investments (Large Cap Value Fund)
(Cost $547,725,779) - 111.63%		$521,298,305
Other assets and liabilities, net - (11.63%)		(54,315,267)

TOTAL NET ASSETS - 100.00%		$466,983,038

Mid Cap Growth Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.86%
Consumer Discretionary - 21.34%
Auto Components - 1.74%
Autoliv, Inc.	4,374	$236,806
BorgWarner, Inc. (I)	6,052	264,170
Lear Corp. (I)	2,400	176,784
The Goodyear Tire & Rubber Company (I)	7,515	69,439
TRW Automotive Holdings Corp. (I)	2,704	93,991

		841,190
Automobiles - 0.61%
Harley-Davidson, Inc.	12,104	294,369
Distributors - 0.27%
LKQ Corp. (I)	7,000	130,200
Diversified Consumer Services - 0.74%
DeVry, Inc.	3,300	125,763
Education Management Corp. (I)(L)	1,242	10,023
ITT Educational Services, Inc. (I)	1,776	94,590
Strayer Education, Inc. (L)	715	103,518
Weight Watchers International, Inc.	850	24,242

		358,136
Hotels, Restaurants & Leisure - 2.64%
Burger King Holdings, Inc.	4,765	78,384
Chipotle Mexican Grill, Inc. (I)	1,617	243,892
International Game Technology	15,325	223,745
MGM Resorts International (I)	7,047	63,493
Royal Caribbean Cruises, Ltd. (I)	2,497	61,326
Starwood Hotels & Resorts Worldwide, Inc.	4,819	225,192
Wendy’s/Arby’s Group, Inc., Class A	11,499	44,731
Wynn Resorts, Ltd. (L)	4,120	332,113

		1,272,876
Household Durables - 0.77%
Harman International Industries, Inc. (I)	3,574	111,402
NVR, Inc. (I)(L)	108	65,249
Pulte Group, Inc. (I)(L)	6,153	49,409
Toll Brothers, Inc. (I)(L)	2,594	44,824
Whirlpool Corp.	1,377	102,118

		373,002

The accompanying notes are an integral part of the financial statements.	207

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail - 2.51%
Expedia, Inc.	10,629	$242,979
NetFlix, Inc. (I)	2,284	286,688
priceline.com, Inc. (I)	2,343	682,938

		1,212,605
Media - 5.22%
Cablevision Systems Corp., Class A	12,940	324,665
Clear Channel Outdoor Holdings,
Inc., Class A (I)	1,100	11,055
Discovery Communications, Inc., Series A (I)	6,990	263,873
Discovery Communications, Inc., Series C (I)	7,285	246,233
Lamar Advertising Company, Class A (I)(L)	1,431	37,507
Liberty Global, Inc., Series A (I)	6,733	185,292
Liberty Global, Inc., Series C (I)	5,935	163,450
Liberty Media Corp. - Capital, Series A (I)	2,153	97,057
Liberty Media Corp. - Starz, Series A
(Tracking Stock) (I)	2,548	152,218
Scripps Networks Interactive, Inc., Class A	4,677	187,922
Sirius XM Radio, Inc. (I)	199,756	190,987
The Interpublic Group of Companies, Inc. (I)	25,155	214,572
The Washington Post Company, Class B (L)	305	109,870
Virgin Media, Inc. (L)	16,154	336,165

		2,520,866
Multiline Retail - 1.76%
Dollar Tree, Inc. (I)	6,806	308,516
Family Dollar Stores, Inc.	6,597	282,286
Nordstrom, Inc.	8,967	259,326

		850,128
Specialty Retail - 4.57%
Abercrombie & Fitch Company, Class A	4,534	156,876
Advance Auto Parts, Inc.	4,494	244,788
American Eagle Outfitters, Inc.	5,243	66,272
CarMax, Inc. (I)	11,497	229,135
GameStop Corp., Class A (I)(L)	4,852	86,996
Guess?, Inc.	3,153	101,873
O’Reilly Automotive, Inc. (I)	7,101	335,664
PetSmart, Inc.	6,353	202,597
Ross Stores, Inc.	6,291	312,222
Tiffany & Company (L)	6,506	257,833
Urban Outfitters, Inc. (I)	6,966	211,209

		2,205,465
Textiles, Apparel & Luxury Goods - 0.51%
Polo Ralph Lauren Corp.	3,269	247,594

		10,306,431
Consumer Staples - 3.28%
Beverages - 0.84%
Dr. Pepper Snapple Group, Inc.	6,315	232,518
Hansen Natural Corp. (I)	3,838	172,864

		405,382
Food & Staples Retailing - 0.54%
Whole Foods Market, Inc. (I)(L)	7,492	260,647
Food Products - 1.45%
Flowers Foods, Inc. (L)	4,300	111,112
Green Mountain Coffee Roasters, Inc. (I)	5,731	176,629
Hormel Foods Corp.	1,288	55,577
Mead Johnson Nutrition Company	6,834	356,666

		699,984
Household Products - 0.45%
Energizer Holdings, Inc. (I)	3,420	215,631

		1,581,644

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 9.68%
Energy Equipment & Services - 3.20%
Cameron International Corp. (I)	12,554	$461,736
Dresser-Rand Group, Inc. (I)	4,243	150,711
FMC Technologies, Inc. (I)(L)	6,251	386,624
Helmerich & Payne, Inc.	5,444	201,646
McDermott International, Inc. (I)	11,900	152,558
Oceaneering International, Inc. (I)	2,800	140,028
Rowan Companies, Inc. (I)	2,110	54,248

		1,547,551
Oil, Gas & Consumable Fuels - 6.48%
Alpha Natural Resources, Inc. (I)	6,224	231,097
Cabot Oil & Gas Corp.	3,403	94,740
Cobalt International Energy, Inc. (I)	4,584	37,405
Concho Resources, Inc. (I)	4,000	233,680
CONSOL Energy, Inc.	11,474	369,463
Continental Resources, Inc. (I)	1,707	69,168
Denbury Resources, Inc. (I)	6,790	100,085
El Paso Corp.	36,178	412,067
EXCO Resources, Inc.	9,300	125,085
Kinder Morgan Management LLC (I)	2,052	121,212
Massey Energy Company	4,900	140,875
Petrohawk Energy Corp. (I)	15,533	234,859
Pioneer Natural Resources Company	5,960	344,607
Quicksilver Resources, Inc. (I)	5,949	72,578
Range Resources Corp.	8,196	277,107
Tesoro Corp.	3,485	39,137
Whiting Petroleum Corp. (I)	2,660	225,674

		3,128,839

		4,676,390
Financials - 5.52%
Capital Markets - 1.23%
Affiliated Managers Group, Inc. (I)	2,176	139,721
Eaton Vance Corp.	6,136	159,475
Greenhill & Company, Inc. (L)	1,262	88,883
Janus Capital Group, Inc.	9,254	84,026
SEI Investments Company	6,900	122,130

		594,235
Commercial Banks - 1.24%
CIT Group, Inc. (I)	9,770	358,364
City National Corp.	857	41,513
Comerica, Inc.	3,141	108,082
First Horizon National Corp. (I)	4,021	40,532
Zions Bancorporation	2,724	50,203

		598,694
Consumer Finance - 0.84%
Discover Financial Services	27,957	405,656
Diversified Financial Services - 0.67%
CBOE Holdings, Inc.	700	14,637
IntercontinentalExchange, Inc. (I)	3,231	308,754

		323,391
Insurance - 0.25%
Brown & Brown, Inc.	6,212	118,276
Real Estate Investment Trusts - 0.49%
Digital Realty Trust, Inc.	1,496	88,668
Host Hotels & Resorts, Inc.	11,432	150,102

		238,770
Real Estate Management & Development - 0.74%
CB Richard Ellis Group, Inc., Class A (I)	14,888	244,461

The accompanying notes are an integral part of the financial statements.	208

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development (continued)
The St. Joe Company (I)(L)	4,756	$114,524

		358,985
Thrifts & Mortgage Finance - 0.06%
TFS Financial Corp.	2,959	27,193

		2,665,200
Health Care - 16.13%
Biotechnology - 3.00%
Abraxis Bioscience, Inc. (I)	439	32,196
Alexion Pharmaceuticals, Inc. (I)	4,592	259,310
Amylin Pharmaceuticals, Inc. (I)(L)	7,400	151,996
Cephalon, Inc. (I)	2,511	142,148
Dendreon Corp. (I)	4,568	163,717
Human Genome Sciences, Inc. (I)	9,631	280,166
Myriad Genetics, Inc. (I)	4,850	75,951
Vertex Pharmaceuticals, Inc. (I)(L)	10,311	343,769

		1,449,253
Health Care Equipment & Supplies - 4.33%
Beckman Coulter, Inc.	3,604	164,487
CareFusion Corp. (I)	4,950	106,821
DENTSPLY International, Inc.	7,148	198,857
Edwards Lifesciences Corp. (I)	5,815	334,770
Gen-Probe, Inc. (I)	2,598	116,988
Hospira, Inc. (I)	8,555	439,385
IDEXX Laboratories, Inc. (I)(L)	2,964	163,820
ResMed, Inc. (I)(L)	7,622	229,727
Varian Medical Systems, Inc. (I)(L)	6,351	338,127

		2,092,982
Health Care Providers & Services - 2.80%
AmerisourceBergen Corp.	14,524	396,215
Community Health Systems, Inc. (I)(L)	4,793	124,954
DaVita, Inc. (I)	5,341	345,135
Henry Schein, Inc. (I)(L)	4,698	248,054
Lincare Holdings, Inc.	5,054	116,343
Patterson Companies, Inc.	4,821	121,923

		1,352,624
Health Care Technology - 0.54%
Cerner Corp. (I)(L)	3,592	261,677
Life Sciences Tools & Services - 3.04%
Bio-Rad Laboratories, Inc., Class A (I)	1,005	82,943
Covance, Inc. (I)	3,330	126,307
Illumina, Inc. (I)(L)	6,289	269,735
Life Technologies Corp. (I)	9,388	401,525
Mettler-Toledo International, Inc. (I)	1,730	191,321
Techne Corp.	1,821	105,126
Waters Corp. (I)	4,778	289,165

		1,466,122
Pharmaceuticals - 2.42%
Endo Pharmaceuticals Holdings, Inc. (I)	2,174	59,068
Mylan, Inc. (I)(L)	15,877	272,449
Perrigo Company	4,228	240,954
Valeant Pharmaceuticals International (I)	3,113	179,589
Warner Chilcott, Class A PLC	5,834	165,802
Watson Pharmaceuticals, Inc. (I)	5,763	248,212

		1,166,074

		7,788,732
Industrials - 13.97%
Aerospace & Defense - 1.14%
Alliant Techsystems, Inc. (I)	1,700	112,030

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Rockwell Collins, Inc.	8,091	$436,348

		548,378
Airlines - 1.02%
AMR Corp. (I)(L)	10,858	66,342
Delta Air Lines, Inc. (I)	40,603	424,707

		491,049
Commercial Services & Supplies - 1.41%
Copart, Inc. (I)	3,730	123,277
Covanta Holding Corp.	6,640	95,682
Iron Mountain, Inc.	9,406	190,754
Stericycle, Inc. (I)(L)	4,133	270,712

		680,425
Construction & Engineering - 1.44%
Foster Wheeler AG (I)	6,600	140,778
Jacobs Engineering Group, Inc. (I)	6,427	222,888
Quanta Services, Inc. (I)	10,821	194,129
The Shaw Group, Inc. (I)	4,300	139,320

		697,115
Electrical Equipment - 1.80%
AMETEK, Inc.	5,467	235,026
Babcock & Wilcox Company (I)	5,966	133,638
Rockwell Automation, Inc.	3,681	188,246
Roper Industries, Inc.	4,831	280,584
Sensata Technologies Holding NV (I)	1,759	29,674

		867,168
Industrial Conglomerates - 0.50%
Textron, Inc.	14,051	239,851
Machinery - 2.71%
Bucyrus International, Inc. (L)	3,953	227,258
Donaldson Company, Inc.	3,800	159,220
Flowserve Corp.	2,882	257,593
Joy Global, Inc.	5,292	300,268
Navistar International Corp. (I)	3,343	140,005
Pall Corp.	3,005	102,741
SPX Corp.	1,252	70,187
Terex Corp. (I)(L)	2,810	51,170

		1,308,442
Professional Services - 1.60%
Dun & Bradstreet Corp.	2,590	170,681
FTI Consulting, Inc. (I)(L)	2,373	77,787
IHS, Inc., Class A (I)	2,104	130,006
Manpower, Inc.	2,105	89,463
Robert Half International, Inc.	7,399	159,670
Verisk Analytics, Inc., Class A (I)	5,200	144,664

		772,271
Road & Rail - 0.80%
Hertz Global Holdings, Inc. (I)	5,987	50,949
J.B. Hunt Transport Services, Inc.	4,921	161,114
Kansas City Southern (I)	5,230	175,571

		387,634
Trading Companies & Distributors - 1.55%
Fastenal Company (L)	6,821	308,787
MSC Industrial Direct Company, Inc., Class A	2,356	105,007
WW Grainger, Inc.	3,185	336,941

		750,735

		6,743,068

The accompanying notes are an integral part of the financial statements.	209

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 20.59%
Communications Equipment - 1.36%
Brocade Communications Systems, Inc. (I)	22,826	$114,587
F5 Networks, Inc. (I)	4,120	360,212
Harris Corp.	4,339	182,542

		657,341
Computers & Peripherals - 1.42%
NCR Corp. (I)	8,234	105,807
SanDisk Corp. (I)(L)	11,823	392,997
Western Digital Corp. (I)	7,658	184,941

		683,745
Electronic Equipment, Instruments & Components - 2.13%
Amphenol Corp., Class A	8,922	363,304
Arrow Electronics, Inc. (I)	3,011	68,892
Dolby Laboratories, Inc., Class A (I)	2,733	151,463
Flextronics International, Ltd. (I)	14,296	70,479
FLIR Systems, Inc. (I)	7,900	198,448
Trimble Navigation, Ltd. (I)	6,236	175,419

		1,028,005
Internet Software & Services - 1.84%
Akamai Technologies, Inc. (I)(L)	8,848	407,627
Equinix, Inc. (I)(L)	2,248	205,040
VeriSign, Inc. (I)(L)	9,431	274,725

		887,392
IT Services - 3.18%
Alliance Data Systems Corp. (I)(L)	2,703	151,882
Broadridge Financial Solutions, Inc.	6,966	148,724
DST Systems, Inc.	1,008	41,066
Fiserv, Inc. (I)	7,845	392,485
Global Payments, Inc.	4,200	158,046
Hewitt Associates, Inc. (I)	4,545	219,387
Lender Processing Services, Inc.	4,874	142,954
Teradata Corp. (I)	8,580	280,909

		1,535,453
Semiconductors & Semiconductor Equipment - 3.40%
Advanced Micro Devices, Inc. (I)(L)	14,388	80,861
Altera Corp.	15,531	383,150
Avago Technologies, Ltd. (I)	5,539	111,611
Cree, Inc. (I)(L)	5,272	282,263
Lam Research Corp. (I)	2,277	82,222
Linear Technology Corp.	11,523	330,134
MEMC Electronic Materials, Inc. (I)(L)	11,741	120,815
Novellus Systems, Inc. (I)	4,933	114,939
ON Semiconductor Corp. (I)	22,200	137,196

		1,643,191
Software - 7.26%
ANSYS, Inc. (I)	4,705	182,460
Autodesk, Inc. (I)	11,793	327,256
BMC Software, Inc. (I)	9,332	336,512
Citrix Systems, Inc. (I)	9,549	553,269
Electronic Arts, Inc. (I)	11,016	167,884
FactSet Research Systems, Inc. (L)	2,302	169,312
McAfee, Inc. (I)	8,021	377,388
Nuance Communications, Inc. (I)	11,897	174,648
Red Hat, Inc. (I)	9,698	335,066
Rovi Corp. (I)	5,247	228,297
Salesforce.com, Inc. (I)	5,955	654,335

		3,506,427

		9,941,554

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Materials - 6.03%
Chemicals - 3.24%
Celanese Corp., Series A	8,050	$214,935
CF Industries Holdings, Inc.	3,653	337,903
FMC Corp.	1,212	75,483
Lubrizol Corp.	3,507	327,238
Nalco Holding Company	7,109	161,516
Sigma-Aldrich Corp. (L)	6,240	331,781
The Scotts Miracle-Gro Company, Class A	2,448	115,619

		1,564,475
Construction Materials - 0.13%
Martin Marietta Materials, Inc. (L)	844	61,781
Containers & Packaging - 0.48%
Crown Holdings, Inc. (I)	8,328	232,018
Metals & Mining - 2.18%
Allegheny Technologies, Inc.	4,559	185,642
Cliffs Natural Resources, Inc.	6,962	426,005
Steel Dynamics, Inc.	3,811	52,211
Titanium Metals Corp. (I)	4,531	82,102
United States Steel Corp. (L)	2,580	109,676
Walter Energy, Inc.	2,759	198,758

		1,054,394

		2,912,668
Telecommunication Services - 1.36%
Diversified Telecommunication Services - 0.09%
Level 3 Communications, Inc. (I)(L)	42,000	43,260
Wireless Telecommunication Services - 1.27%
Clearwire Corp. (I)(L)	3,629	23,262
MetroPCS Communications, Inc. (I)(L)	8,066	72,110
NII Holdings, Inc. (I)	8,600	311,750
SBA Communications Corp., Class A (I)	5,714	204,561

		611,683

		654,943
Utilities - 0.96%
Gas Utilities - 0.48%
EQT Corp.	7,026	229,048
Independent Power Producers & Energy Traders - 0.48%
Calpine Corp. (I)(L)	18,270	232,394

		461,442

TOTAL COMMON STOCKS (Cost $52,282,401)		$47,732,072

SHORT-TERM INVESTMENTS - 14.77%
Short-Term Securities* - 1.18%
AIM Short-Term Investment Trust, STIC
Prime Portfolio, 0.160%	$401,456	401,456
U.S. Treasury Bills, 0.010%, 10/14/10 (F)	50,000	49,992
U.S. Treasury Bills, 0.080%, 10/14/10 (F)	95,000	94,991
U.S. Treasury Bills, 0.150%, 11/18/10 (F)	25,000	24,992

		571,431
Securities Lending Collateral - 13.59%
John Hancock Collateral Investment
Trust, 0.3330% (W)(Y)	655,471	6,561,335

TOTAL SHORT-TERM INVESTMENTS (Cost $7,132,711)		$7,132,766

Total Investments (Mid Cap Growth Index Fund)
(Cost $59,415,112) - 113.63%		$54,864,838
Other assets and liabilities, net - (13.63%)		(6,579,455)

TOTAL NET ASSETS - 100.00%		$48,285,383

The accompanying notes are an integral part of the financial statements.	210

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Mid Cap Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.32%
Consumer Discretionary - 13.17%
Auto Components - 0.83%
BorgWarner, Inc. (I)(L)	36,845	$1,608,275
Gentex Corp.	43,652	766,966

		2,375,241
Automobiles - 0.10%
Thor Industries, Inc.	12,241	285,705
Distributors - 0.29%
LKQ Corp. (I)	44,707	831,550
Diversified Consumer Services - 1.18%
Career Education Corp. (I)(L)	20,743	363,625
Corinthian Colleges, Inc. (I)(L)	27,582	134,600
ITT Educational Services, Inc. (I)(L)	9,081	483,654
Matthews International Corp., Class A	9,455	297,738
Regis Corp. (L)	17,976	301,458
Service Corp. International (L)	79,755	613,316
Sotheby’s	20,980	558,278
Strayer Education, Inc. (L)	4,355	630,517

		3,383,186
Hotels, Restaurants & Leisure - 2.24%
Bally Technologies, Inc. (I)(L)	17,284	543,582
Bob Evans Farms, Inc.	9,539	243,721
Boyd Gaming Corp. (I)(L)	17,256	119,757
Brinker International, Inc.	32,105	505,654
Burger King Holdings, Inc.	28,878	475,043
Chipotle Mexican Grill, Inc. (I)	9,847	1,485,223
International Speedway Corp., Class A	9,535	218,256
Life Time Fitness, Inc. (I)(L)	13,068	443,920
Panera Bread Company (I)(L)	10,019	800,919
Scientific Games Corp. (I)(L)	20,619	210,520
The Cheesecake Factory, Inc. (I)(L)	18,906	423,305
Wendy’s/Arby’s Group, Inc., Class A	105,011	408,493
WMS Industries, Inc. (I)	16,326	576,961

		6,455,354
Household Durables - 1.54%
American Greetings Corp., Class A	12,371	238,760
KB Home	23,142	238,594
MDC Holdings, Inc. (L)	11,802	314,169
Mohawk Industries, Inc. (I)	17,599	779,812
NVR, Inc. (I)(L)	1,831	1,106,217
Ryland Group, Inc.	13,788	222,125
Toll Brothers, Inc. (I)(L)	44,015	760,579
Tupperware Brands Corp. (L)	19,773	777,870

		4,438,126
Internet & Catalog Retail - 0.56%
NetFlix, Inc. (I)(L)	12,922	1,621,969
Media - 0.67%
DreamWorks Animation SKG, Inc. (I)(L)	23,778	704,542
Harte-Hanks, Inc.	11,945	122,197
John Wiley & Sons, Inc.	13,558	482,529
Lamar Advertising Company, Class A (I)(L)	16,751	439,044
Scholastic Corp.	8,014	187,768

		1,936,080
Multiline Retail - 0.85%
99 Cents Only Stores (I)	14,385	251,738
Dollar Tree, Inc. (I)	39,823	1,805,177
Saks, Inc. (I)(L)	50,365	397,380

		2,454,295
Specialty Retail - 3.70%
Aaron, Inc., Class B (L)	25,504	415,460

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Advance Auto Parts, Inc.	27,361	$1,490,354
Aeropostale, Inc. (I)	29,272	623,494
American Eagle Outfitters, Inc.	65,427	826,997
AnnTaylor Stores Corp. (I)	18,401	282,087
Barnes & Noble, Inc. (L)	12,429	188,175
Chico’s FAS, Inc.	55,935	461,464
Coldwater Creek, Inc. (I)(L)	18,183	78,369
Collective Brands, Inc. (I)(L)	20,308	262,582
Dick’s Sporting Goods, Inc. (I)	28,262	691,571
Foot Locker, Inc.	49,013	575,413
Guess?, Inc. (L)	18,318	591,855
J. Crew Group, Inc. (I)	17,579	535,984
PetSmart, Inc.	37,036	1,181,078
Rent-A-Center, Inc.	20,596	413,568
The Dress Barn, Inc. (I)	18,783	391,626
Tractor Supply Company	11,375	773,273
Williams-Sonoma, Inc. (L)	33,631	873,061

		10,656,411
Textiles, Apparel & Luxury Goods - 1.21%
Fossil, Inc. (I)	15,184	721,088
Hanesbrands, Inc. (I)(L)	29,919	716,261
Phillips-Van Heusen Corp.	17,741	810,409
The Timberland Company, Class A (I)	13,420	215,659
The Warnaco Group, Inc. (I)	13,899	582,090
Under Armour, Inc., Class A (I)(L)	11,900	426,853

		3,472,360

		37,910,277
Consumer Staples - 4.08%
Beverages - 0.35%
Hansen Natural Corp. (I)	22,227	1,001,104
Food & Staples Retailing - 0.39%
BJ’s Wholesale Club, Inc. (I)(L)	16,849	706,984
Ruddick Corp.	12,826	415,178

		1,122,162
Food Products - 1.63%
Corn Products International, Inc.	23,550	803,762
Flowers Foods, Inc. (L)	24,120	623,261
Green Mountain Coffee Roasters, Inc. (I)(L)	32,945	1,015,365
Lancaster Colony Corp. (L)	6,100	277,977
Ralcorp Holdings, Inc. (I)	17,182	1,024,906
Smithfield Foods, Inc. (I)(L)	46,195	745,125
Tootsie Roll Industries, Inc. (L)	8,438	199,221

		4,689,617
Household Products - 0.95%
Church & Dwight Company, Inc. (L)	22,185	1,358,388
Energizer Holdings, Inc. (I)	21,921	1,382,119

		2,740,507
Personal Products - 0.67%
Alberto-Culver Company	26,821	832,792
NBTY, Inc. (I)	19,846	1,081,409

		1,914,201
Tobacco - 0.09%
Universal Corp. (L)	7,563	269,697

		11,737,288
Energy - 5.61%
Energy Equipment & Services - 1.95%
Atwood Oceanics, Inc. (I)	17,745	445,045
Exterran Holdings, Inc. (I)(L)	19,760	437,289
Helix Energy Solutions Group, Inc. (I)	28,800	262,080

The accompanying notes are an integral part of the financial statements.	211

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Oceaneering International, Inc. (I)	17,259	$863,123
Patterson-UTI Energy, Inc.	48,154	710,753
Pride International, Inc. (I)	54,965	1,294,426
Superior Energy Services, Inc. (I)	24,593	528,750
Tidewater, Inc.	16,231	650,538
Unit Corp. (I)	12,727	433,609

		5,625,613
Oil, Gas & Consumable Fuels - 3.66%
Arch Coal, Inc.	50,852	1,144,679
Bill Barrett Corp. (I)	12,220	397,883
Cimarex Energy Company	26,254	1,717,537
Comstock Resources, Inc. (I)	14,786	321,891
Forest Oil Corp. (I)	35,195	919,293
Frontier Oil Corp.	33,112	387,742
Mariner Energy, Inc. (I)(L)	32,304	739,439
Newfield Exploration Company (I)	41,752	2,004,514
Overseas Shipholding Group, Inc. (L)	8,282	266,680
Patriot Coal Corp. (I)(L)	23,604	242,649
Plains Exploration & Production Company (I)	43,849	1,047,114
Quicksilver Resources, Inc. (I)(L)	37,307	455,145
Southern Union Company	38,959	876,578

		10,521,144

		16,146,757
Financials - 20.32%
Capital Markets - 2.07%
Affiliated Managers Group, Inc. (I)	15,993	1,026,911
Apollo Investment Corp.	60,669	580,602
Eaton Vance Corp. (L)	37,108	964,437
Greenhill & Company, Inc. (L)	6,695	471,529
Jefferies Group, Inc. (L)	38,153	858,824
Raymond James Financial, Inc. (L)	31,123	718,319
SEI Investments Company	40,410	715,257
Waddell & Reed Financial, Inc., Class A	27,046	622,328

		5,958,207
Commercial Banks - 3.41%
Associated Banc Corp. (L)	54,121	652,699
BancorpSouth, Inc. (L)	22,991	293,135
Bank of Hawaii Corp.	15,036	671,508
Cathay General Bancorp (L)	24,575	235,674
City National Corp. (L)	13,651	661,254
Commerce Bancshares, Inc.	22,989	821,397
Cullen/Frost Bankers, Inc. (L)	18,949	971,136
FirstMerit Corp.	33,728	583,494
Fulton Financial Corp.	62,097	514,163
International Bancshares Corp. (L)	16,200	252,720
PacWest Bancorp (L)	9,725	165,909
Prosperity Bancshares, Inc. (L)	14,591	415,114
SVB Financial Group (I)(L)	13,064	485,589
Synovus Financial Corp. (L)	245,097	504,900
TCF Financial Corp. (L)	38,711	552,793
Trustmark Corp. (L)	17,791	339,274
Valley National Bancorp (L)	50,378	656,425
Webster Financial Corp.	20,877	335,911
Westamerica Bancorp. (L)	9,178	465,141
Wilmington Trust Corp. (L)	28,544	251,187

		9,829,423
Consumer Finance - 0.25%
AmeriCredit Corp. (I)(L)	30,324	733,841
Diversified Financial Services - 0.38%
MSCI, Inc. (I)	36,405	1,088,510

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance - 4.35%
American Financial Group, Inc.	23,668	$680,928
Arthur J. Gallagher & Company	32,424	805,736
Brown & Brown, Inc.	36,928	703,109
Everest Re Group, Ltd.	18,442	1,459,500
Fidelity National Financial, Inc., Class A	71,887	1,043,080
First American Financial Corp.	32,392	480,373
Hanover Insurance Group, Inc. (L)	14,035	608,838
HCC Insurance Holdings, Inc.	35,994	908,129
Mercury General Corp.	11,145	437,107
Old Republic International Corp. (L)	75,438	964,098
Protective Life Corp.	26,793	500,493
Reinsurance Group of America, Inc.	22,894	1,001,384
StanCorp Financial Group, Inc.	14,822	528,108
Transatlantic Holdings, Inc.	20,129	959,549
Unitrin, Inc.	15,640	372,232
W.R. Berkley Corp. (L)	40,210	1,059,534

		12,512,198
Real Estate Investment Trusts - 8.08%
Alexandria Real Estate Equities, Inc. (L)	15,618	1,083,421
AMB Property Corp. (L)	52,635	1,252,187
BRE Properties, Inc.	19,463	795,647
Camden Property Trust	20,610	943,114
Corporate Office Properties Trust	18,444	665,828
Cousins Properties, Inc.	31,841	209,195
Duke Realty Corp.	77,406	867,721
Equity One, Inc. (L)	11,000	175,890
Essex Property Trust, Inc. (L)	9,422	996,565
Federal Realty Investment Trust	19,203	1,522,606
Highwoods Properties, Inc. (L)	22,407	700,891
Hospitality Properties Trust	38,620	755,021
Liberty Property Trust (L)	35,444	1,076,434
Mack-Cali Realty Corp.	24,817	765,604
Nationwide Health Properties, Inc.	37,495	1,442,433
OMEGA Healthcare Investors, Inc. (L)	29,102	624,238
Potlatch Corp.	12,504	418,884
Rayonier, Inc.	25,096	1,187,041
Realty Income Corp. (L)	32,700	1,065,693
Regency Centers Corp. (L)	25,600	933,376
Senior Housing Properties Trust (L)	39,875	937,063
SL Green Realty Corp. (L)	24,402	1,470,953
The Macerich Company (L)	40,606	1,681,901
UDR, Inc. (L)	50,757	1,044,579
Weingarten Realty Investors (L)	32,731	660,512

		23,276,797
Real Estate Management & Development - 0.35%
Jones Lang LaSalle, Inc. (L)	13,157	993,485
Thrifts & Mortgage Finance - 1.43%
Astoria Financial Corp.	25,737	310,388
First Niagara Financial Group, Inc. (L)	65,422	738,614
New York Community Bancorp, Inc. (L)	136,290	2,165,648
NewAlliance Bancshares, Inc. (L)	33,166	405,952
Washington Federal, Inc.	35,204	502,361

		4,122,963

		58,515,424
Health Care - 11.31%
Biotechnology - 0.98%
United Therapeutics Corp. (I)(L)	15,384	711,048
Vertex Pharmaceuticals, Inc. (I)(L)	63,287	2,109,989

		2,821,037
Health Care Equipment & Supplies - 3.84%
Beckman Coulter, Inc. (L)	21,941	1,001,387

The accompanying notes are an integral part of the financial statements.	212

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp. (I)(L)	35,465	$2,041,720
Gen-Probe, Inc. (I)	15,527	699,181
Hill-Rom Holdings, Inc.	19,754	634,103
Hologic, Inc. (I)	81,093	1,150,710
IDEXX Laboratories, Inc. (I)(L)	18,044	997,292
Immucor, Inc. (I)	21,873	384,965
Kinetic Concepts, Inc. (I)(L)	19,522	623,142
Masimo Corp. (L)	16,558	376,860
ResMed, Inc. (I)(L)	47,464	1,430,565
STERIS Corp.	18,547	533,597
Teleflex, Inc. (L)	12,492	600,366
Thoratec Corp. (I)(L)	17,943	577,765

		11,051,653
Health Care Providers & Services - 3.21%
Community Health Systems, Inc. (I)(L)	29,696	774,175
Health Management Associates,
Inc., Class A (I)(L)	78,351	489,694
Health Net, Inc. (I)	31,107	742,835
Henry Schein, Inc. (I)(L)	28,600	1,510,080
Kindred Healthcare, Inc. (I)	12,357	145,195
LifePoint Hospitals, Inc. (I)(L)	17,302	526,327
Lincare Holdings, Inc. (L)	31,104	716,014
MEDNAX, Inc. (I)	14,743	683,191
Omnicare, Inc.	37,621	722,323
Owens & Minor, Inc.	19,748	526,482
Psychiatric Solutions, Inc. (I)	17,894	596,765
Universal Health Services, Inc., Class B	30,396	954,434
VCA Antech, Inc. (I)(L)	26,905	531,912
WellCare Health Plans, Inc. (I)(L)	13,268	329,179

		9,248,606
Health Care Technology - 0.30%
Allscripts-Misys Healthcare Solutions, Inc. (I)	51,322	857,591
Life Sciences Tools & Services - 1.57%
Bio-Rad Laboratories, Inc., Class A (I)	6,047	499,059
Charles River Laboratories
International, Inc. (I)(L)	20,716	585,227
Covance, Inc. (I)(L)	20,241	767,741
Mettler-Toledo International, Inc. (I)	10,530	1,164,513
Pharmaceutical Product Development, Inc.	37,095	852,072
Techne Corp. (L)	11,670	673,709

		4,542,321
Pharmaceuticals - 1.41%
Endo Pharmaceuticals Holdings, Inc. (I)	36,390	988,716
Medicis Pharmaceutical Corp., Class A (L)	18,231	501,353
Perrigo Company (L)	25,180	1,435,008
Valeant Pharmaceuticals International (I)	19,664	1,134,416

		4,059,493

		32,580,701
Industrials - 14.21%
Aerospace & Defense - 0.54%
Alliant Techsystems, Inc. (I)	10,344	681,670
BE Aerospace, Inc. (I)	31,991	862,157

		1,543,827
Airlines - 0.37%
AirTran Holdings, Inc. (I)(L)	42,334	190,926
Alaska Air Group, Inc. (I)	11,195	495,155
JetBlue Airways Corp. (I)(L)	65,108	371,767

		1,057,848
Building Products - 0.22%
Lennox International, Inc. (L)	15,192	643,989

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies - 1.57%
Clean Harbors, Inc. (I)	7,156	$432,580
Copart, Inc. (I)(L)	21,105	697,520
Corrections Corp. of America (I)(L)	35,598	794,191
Deluxe Corp.	16,068	268,818
Herman Miller, Inc.	17,828	292,736
HNI Corp. (L)	14,152	330,732
Mine Safety Appliances Company	9,491	216,395
Rollins, Inc.	13,680	280,166
The Brinks Company	14,991	282,880
Waste Connections, Inc. (I)	24,298	917,250

		4,513,268
Construction & Engineering - 1.38%
Aecom Technology Corp. (I)	35,898	807,705
Granite Construction, Inc. (L)	10,566	232,558
KBR, Inc.	50,263	1,166,102
The Shaw Group, Inc. (I)	26,393	855,133
URS Corp. (I)	25,921	924,602

		3,986,100
Electrical Equipment - 1.58%
Acuity Brands, Inc. (L)	13,613	527,368
AMETEK, Inc.	33,287	1,431,008
Hubbell, Inc., Class B	18,782	844,814
Regal-Beloit Corp.	12,050	666,606
Thomas & Betts Corp. (I)	16,524	610,562
Woodward Governor Company	17,788	464,623

		4,544,981
Industrial Conglomerates - 0.18%
Carlisle Companies, Inc.	19,048	534,296
Machinery - 5.47%
AGCO Corp. (I)(L)	29,116	962,284
Bucyrus International, Inc. (L)	25,353	1,457,544
Crane Company	14,792	501,449
Donaldson Company, Inc.	24,144	1,011,634
Gardner Denver, Inc. (L)	16,404	783,127
Graco, Inc.	18,968	529,397
Harsco Corp.	25,199	502,468
IDEX Corp.	25,422	757,321
Joy Global, Inc.	32,293	1,832,305
Kennametal, Inc.	25,581	644,641
Lincoln Electric Holdings, Inc.	13,329	660,719
Nordson Corp.	10,680	685,336
Oshkosh Corp. (I)	28,096	699,028
Pentair, Inc.	30,876	929,368
SPX Corp.	15,616	875,433
Terex Corp. (I)(L)	34,022	619,541
Timken Company	24,849	812,811
Trinity Industries, Inc. (L)	24,811	424,764
Valmont Industries, Inc.	6,262	419,742
Wabtec Corp. (L)	15,017	638,673

		15,747,585
Marine - 0.37%
Alexander & Baldwin, Inc.	12,867	435,419
Kirby Corp. (I)	16,912	622,869

		1,058,288
Professional Services - 0.97%
FTI Consulting, Inc. (I)(L)	14,701	481,899
Korn/Ferry International (I)(L)	14,399	187,475
Manpower, Inc.	25,626	1,089,105
Navigant Consulting Company (I)	15,837	156,786
The Corporate Executive Board Company	10,723	300,673

The accompanying notes are an integral part of the financial statements.	213

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
Towers Watson & Company, Class A	13,159	$590,839

		2,806,777
Road & Rail - 1.13%
Con-way, Inc.	16,844	441,481
J.B. Hunt Transport Services, Inc.	27,498	900,285
Kansas City Southern (I)(L)	31,835	1,068,701
Landstar System, Inc.	15,697	564,778
Werner Enterprises, Inc.	13,811	275,391

		3,250,636
Trading Companies & Distributors - 0.43%
GATX Corp.	14,488	395,522
MSC Industrial Direct Company,
Inc., Class A (L)	13,860	617,740
United Rentals, Inc. (I)(L)	18,918	212,828

		1,226,090

		40,913,685
Information Technology - 14.90%
Communications Equipment - 1.85%
ADC Telecommunications, Inc. (I)(L)	38,159	483,475
ADTRAN, Inc. (L)	17,313	544,148
Ciena Corp. (I)(L)	28,973	361,293
CommScope, Inc. (I)	29,563	554,306
F5 Networks, Inc. (I)	25,085	2,193,182
Plantronics, Inc.	15,295	417,706
Polycom, Inc. (I)	26,668	759,505

		5,313,615
Computers & Peripherals - 0.41%
Diebold, Inc.	20,640	535,402
NCR Corp. (I)	50,171	644,697

		1,180,099
Electronic Equipment, Instruments & Components - 2.09%
Arrow Electronics, Inc. (I)	37,694	862,439
Avnet, Inc. (I)	47,519	1,088,185
Ingram Micro, Inc., Class A (I)	51,767	779,611
Itron, Inc. (I)	12,614	681,156
National Instruments Corp.	17,711	510,608
Tech Data Corp. (I)(L)	15,875	574,675
Trimble Navigation, Ltd. (I)	37,966	1,067,984
Vishay Intertechnology, Inc. (I)	58,416	449,219

		6,013,877
Internet Software & Services - 0.92%
AOL, Inc. (I)	33,402	742,192
Digital River, Inc. (I)	12,401	327,014
Equinix, Inc. (I)(L)	14,201	1,295,273
ValueClick, Inc. (I)(L)	25,453	277,438

		2,641,917
IT Services - 2.86%
Acxiom Corp. (I)	24,940	309,131
Alliance Data Systems Corp. (I)(L)	16,698	938,261
Broadridge Financial Solutions, Inc.	42,624	910,022
Convergys Corp. (I)(L)	38,707	392,102
CoreLogic, Inc.	32,574	562,553
DST Systems, Inc. (L)	11,551	470,588
Gartner, Inc. (I)(L)	18,966	543,945
Global Payments, Inc.	25,541	961,108
Hewitt Associates, Inc. (I)(L)	25,924	1,251,351
Lender Processing Services, Inc.	29,677	870,426
ManTech International Corp., Class A (I)	7,021	248,473
NeuStar, Inc., Class A (I)	23,467	519,559

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
SRA International, Inc., Class A (I)	13,522	$260,299

		8,237,818
Office Electronics - 0.18%
Zebra Technologies Corp., Class A (I)	18,069	517,135
Semiconductors & Semiconductor Equipment - 2.67%
Atmel Corp. (I)(L)	144,193	836,319
Cree, Inc. (I)(L)	33,642	1,801,193
Fairchild Semiconductor International, Inc. (I)	39,313	303,889
Integrated Device Technology, Inc. (I)	50,836	260,280
International Rectifier Corp. (I)	22,119	405,884
Intersil Corp., Class A	38,712	386,926
Lam Research Corp. (I)	39,603	1,430,064
RF Micro Devices, Inc. (I)	84,824	413,941
Semtech Corp. (I)(L)	19,334	320,848
Silicon Laboratories, Inc. (I)	14,400	549,216
Skyworks Solutions, Inc. (I)(L)	55,334	988,265

		7,696,825
Software - 3.92%
ACI Worldwide, Inc. (I)	10,644	202,130
Advent Software, Inc. (I)(L)	4,920	244,376
ANSYS, Inc. (I)	28,329	1,098,599
Cadence Design Systems, Inc. (I)(L)	84,597	575,260
FactSet Research Systems, Inc. (L)	12,993	955,635
Fair Isaac Corp. (L)	13,055	292,301
Informatica Corp. (I)(L)	28,743	924,375
Jack Henry & Associates, Inc.	26,706	628,659
Mentor Graphics Corp. (I)	33,436	303,933
MICROS Systems, Inc. (I)(L)	25,133	957,567
Parametric Technology Corp. (I)(L)	36,332	619,461
Quest Software, Inc. (I)	19,321	414,049
Rovi Corp. (I)	31,942	1,389,796
Solera Holdings, Inc. (L)	21,906	869,230
Synopsys, Inc. (I)	46,312	1,060,082
TIBCO Software, Inc. (I)	51,999	753,466

		11,288,919

		42,890,205
Materials - 6.50%
Chemicals - 3.38%
Albemarle Corp.	28,606	1,146,815
Ashland, Inc.	24,571	1,141,569
Cabot Corp.	20,459	581,649
Cytec Industries, Inc.	15,324	726,817
Intrepid Potash, Inc. (I)(L)	12,926	290,189
Lubrizol Corp.	21,350	1,992,169
Minerals Technologies, Inc.	5,883	315,329
NewMarket Corp.	3,625	364,421
Olin Corp.	24,683	442,073
RPM International, Inc.	40,574	685,701
Sensient Technologies Corp.	15,496	429,704
The Scotts Miracle-Gro Company, Class A	14,233	672,225
Valspar Corp.	31,069	935,798

		9,724,459
Construction Materials - 0.36%
Martin Marietta Materials, Inc. (L)	14,220	1,040,904
Containers & Packaging - 1.68%
AptarGroup, Inc.	21,247	884,938
Greif, Inc., Class A	10,759	611,649
Packaging Corp. of America	32,289	719,722
Rock-Tenn Company, Class A	12,189	587,266
Silgan Holdings, Inc.	16,796	502,032
Sonoco Products Company	31,421	988,190

The accompanying notes are an integral part of the financial statements.	214

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Packaging (continued)
Temple-Inland, Inc.	33,670	$536,363

		4,830,160
Metals & Mining - 0.99%
Carpenter Technology Corp.	13,764	426,822
Commercial Metals Company (L)	35,740	465,692
Reliance Steel & Aluminum Company	20,204	752,599
Steel Dynamics, Inc.	67,772	928,476
Worthington Industries, Inc. (L)	19,099	271,588

		2,845,177
Paper & Forest Products - 0.09%
Louisiana-Pacific Corp. (I)(L)	39,689	264,329

		18,705,029
Telecommunication Services - 0.78%
Diversified Telecommunication Services - 0.34%
Cincinnati Bell, Inc. (I)	62,947	147,925
TW Telecom, Inc. (I)	47,482	832,597

		980,522
Wireless Telecommunication Services - 0.44%
Syniverse Holdings, Inc. (I)	21,821	448,858
Telephone & Data Systems, Inc.	28,749	830,559

		1,279,417

		2,259,939
Utilities - 6.44%
Electric Utilities - 1.94%
Cleco Corp.	18,994	538,100
DPL, Inc.	37,226	942,562
Great Plains Energy, Inc. (L)	42,424	784,420
Hawaiian Electric Industries, Inc. (L)	29,161	700,447
IDACORP, Inc.	15,054	527,793
NV Energy, Inc.	73,534	941,235
PNM Resources, Inc.	27,127	310,333
Westar Energy, Inc.	34,623	829,913

		5,574,803
Gas Utilities - 2.14%
AGL Resources, Inc.	24,365	894,196
Atmos Energy Corp.	29,153	825,030
Energen Corp.	22,498	960,215
National Fuel Gas Company	25,640	1,102,007
Questar Corp.	54,802	892,177
UGI Corp.	34,171	943,120
WGL Holdings, Inc.	15,851	559,065

		6,175,810
Independent Power Producers & Energy Traders - 0.05%
Dynegy, Inc. (I)	31,637	155,970
Multi-Utilities - 2.01%
Alliant Energy Corp.	34,669	1,214,108
Black Hills Corp.	12,261	373,102
MDU Resources Group, Inc.	58,883	1,107,589
NSTAR (L)	33,430	1,271,343
OGE Energy Corp.	30,424	1,188,057
Vectren Corp.	25,411	623,586

		5,777,785
Water Utilities - 0.30%
Aqua America, Inc. (L)	42,867	852,196

		18,536,564

TOTAL COMMON STOCKS (Cost $221,432,365)		$280,195,869

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 33.99%
Short-Term Securities* - 2.19%
Federal Home Loan Bank Discount Notes,
0.100%, 09/01/2010	$6,300,000	$6,300,000

SECURITIES LENDING COLLATERAL - 31.80%
John Hancock Collateral Investment
Trust, 0.3330% (W)(Y)	9,147,404	91,566,425

TOTAL SHORT-TERM INVESTMENTS (Cost $97,843,526)		$97,866,425

Total Investments (Mid Cap Index Fund)
(Cost $319,275,891) - 131.31%		$378,062,294
Other assets and liabilities, net - (31.31%)		(90,138,487)

TOTAL NET ASSETS - 100.00%		$287,923,807

Mid Cap Stock Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.29%
Consumer Discretionary - 21.97%
Auto Components - 0.92%
Gentex Corp.	410,800	$7,217,756
Distributors - 1.29%
LKQ Corp. (I)	545,800	10,151,880
Diversified Consumer Services - 0.58%
Strayer Education, Inc. (L)	31,360	4,540,301
Hotels, Restaurants & Leisure - 1.52%
MGM Resorts International (I)(L)	470,484	4,239,061
The Cheesecake Factory, Inc. (I)(L)	344,890	7,722,087

		11,961,148
Household Durables - 3.85%
Jarden Corp.	365,768	9,853,790
MRV Engenharia e Participacoes SA	1,057,000	8,817,110
Tempur-Pedic International, Inc. (I)(L)	433,941	11,629,619

		30,300,519
Internet & Catalog Retail - 0.92%
NetFlix, Inc. (I)(L)	57,700	7,242,504
Leisure Equipment & Products - 0.93%
Brunswick Corp. (L)	578,400	7,351,464
Media - 1.75%
DreamWorks Animation SKG, Inc. (I)(L)	257,839	7,639,770
Focus Media Holding, Ltd., ADR (I)(L)	323,200	6,169,888

		13,809,658
Multiline Retail - 1.76%
Family Dollar Stores, Inc.	323,080	13,824,593
Specialty Retail - 5.99%
Advance Auto Parts, Inc.	183,210	9,979,449
Dick’s Sporting Goods, Inc. (I)(L)	358,800	8,779,836
Ross Stores, Inc.	235,300	11,677,939
Urban Outfitters, Inc. (I)(L)	292,500	8,868,600
Williams-Sonoma, Inc. (L)	301,100	7,816,556

		47,122,380
Textiles, Apparel & Luxury Goods - 2.46%
Coach, Inc. (L)	220,700	7,909,888
Hanesbrands, Inc. (I)(L)	479,700	11,484,018

		19,393,906

		172,916,109

The accompanying notes are an integral part of the financial statements.	215

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Staples - 2.27%
Food Products - 2.27%
Green Mountain Coffee Roasters, Inc. (I)(L)	579,290	$17,853,718
Energy - 1.89%
Energy Equipment & Services - 0.88%
Baker Hughes, Inc.	185,500	6,971,090
Oil, Gas & Consumable Fuels - 1.01%
CONSOL Energy, Inc.	192,800	6,208,160
Karoon Gas Australia, Ltd. (I)	289,643	1,715,312

		7,923,472

		14,894,562
Financials - 5.09%
Capital Markets - 3.30%
Ameriprise Financial, Inc.	277,180	12,079,504
Invesco, Ltd. (L)	451,100	8,164,910
SEI Investments Company	321,600	5,692,320

		25,936,734
Commercial Banks - 0.87%
BanColombia SA	107,100	6,879,033
Diversified Financial Services - 0.09%
Great American Group, Inc. (I)	984,000	688,800
Insurance - 0.83%
Genworth Financial, Inc., Class A (I)(L)	606,200	6,565,146

		40,069,713
Health Care - 14.16%
Biotechnology - 1.17%
Alkermes, Inc. (I)	228,401	3,028,597
Amylin Pharmaceuticals, Inc. (I)(L)	167,767	3,445,934
Regeneron Pharmaceuticals, Inc. (I)(L)	124,300	2,732,114

		9,206,645
Health Care Equipment & Supplies - 1.86%
Edwards Lifesciences Corp. (I)(L)	156,100	8,986,677
Hologic, Inc. (I)	400,900	5,688,771

		14,675,448
Health Care Providers & Services - 1.57%
Accretive Health, Inc. (L)(I)	41,850	393,809
Coventry Health Care, Inc. (I)	320,400	6,199,740
Lincare Holdings, Inc. (L)	249,419	5,741,625

		12,335,174
Health Care Technology - 3.05%
Allscripts-Misys Healthcare Solutions, Inc. (I)	516,900	8,637,399
SXC Health Solutions Corp. (I)	197,793	15,388,295

		24,025,694
Life Sciences Tools & Services - 1.64%
Pharmaceutical Product Development, Inc.	560,400	12,872,388
Pharmaceuticals - 4.87%
Auxilium Pharmaceuticals, Inc. (I)(L)	279,900	7,252,209
Mylan, Inc. (I)(L)	463,500	7,953,660
Salix Pharmaceuticals, Ltd. (I)(L)	144,300	5,463,198
Shionogi & Company, Ltd.	373,800	6,509,943
Watson Pharmaceuticals, Inc. (I)	258,480	11,132,734

		38,311,744

		111,427,093
Industrials - 17.84%
Aerospace & Defense - 3.41%
BE Aerospace, Inc. (I)	297,194	8,009,378

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Rockwell Collins, Inc.	152,100	$8,202,753
Safran SA (I)	434,167	10,638,410

		26,850,541
Air Freight & Logistics - 1.16%
Expeditors International of Washington, Inc.	230,500	9,125,495
Airlines - 1.55%
JetBlue Airways Corp. (I)(L)	1,222,400	6,979,904
US Airways Group, Inc. (I)(L)	578,400	5,228,736

		12,208,640
Building Products - 0.78%
Lennox International, Inc. (L)	145,100	6,150,789
Commercial Services & Supplies - 1.51%
Corrections Corp. of America (I)	533,950	11,912,425
Construction & Engineering - 1.29%
Aecom Technology Corp. (I)	449,400	10,111,500
Electrical Equipment - 0.73%
Regal-Beloit Corp.	103,400	5,720,088
Machinery - 3.59%
Ingersoll-Rand PLC (L)	547,100	17,797,163
Navistar International Corp. (I)	250,300	10,482,564

		28,279,727
Professional Services - 1.03%
Manpower, Inc.	191,300	8,130,250
Road & Rail - 2.56%
J.B. Hunt Transport Services, Inc.	244,100	7,991,834
Localiza Rent A Car SA	868,100	12,110,149

		20,101,983
Trading Companies & Distributors - 0.23%
United Rentals, Inc. (I)(L)	160,300	1,803,375

		140,394,813
Information Technology - 29.42%
Communications Equipment - 5.58%
Acme Packet, Inc. (I)(L)	110,200	3,702,720
Aruba Networks, Inc. (I)	557,100	10,233,927
Finisar Corp. (I)(L)	417,900	5,344,941
Polycom, Inc. (I)	555,200	15,812,096
Riverbed Technology, Inc. (I)(L)	228,500	8,765,260

		43,858,944
Computers & Peripherals - 1.26%
NetApp, Inc. (I)(L)	245,800	9,940,152
Electronic Equipment, Instruments & Components - 2.03%
Jabil Circuit, Inc.	604,300	6,194,075
Sanmina-SCI Corp. (I)	777,299	7,019,010
Trimble Navigation, Ltd. (I)	98,010	2,757,021

		15,970,106
Internet Software & Services - 3.07%
Equinix, Inc. (I)(L)	83,800	7,643,398
GSI Commerce, Inc. (I)	479,300	10,913,661
VistaPrint NV (I)(L)	182,980	5,613,826

		24,170,885
IT Services - 2.06%
Cognizant Technology Solutions
Corp., Class A (I)	156,770	9,030,736
Genpact, Ltd. (I)(L)	414,100	5,793,259
Teradata Corp. (I)	42,200	1,381,628

		16,205,623

The accompanying notes are an integral part of the financial statements.	216

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 10.01%
Atheros Communications, Inc. (I)(L)	330,080	$8,139,773
Broadcom Corp., Class A	316,700	9,491,499
Cavium Networks, Inc. (I)(L)	366,900	8,856,966
Cypress Semiconductor Corp. (I)(L)	763,200	8,078,472
LSI Corp. (I)	1,387,100	5,576,142
Marvell Technology Group, Ltd. (I)(L)	414,000	6,599,160
Maxim Integrated Products, Inc. (L)	474,200	7,525,554
OmniVision Technologies, Inc. (I)	265,800	5,448,900
Power Integrations, Inc. (L)	183,600	5,028,804
Skyworks Solutions, Inc. (I)(L)	786,700	14,050,462

		78,795,732
Software - 5.41%
Adobe Systems, Inc. (I)	591,700	16,425,592
Citrix Systems, Inc. (I)	141,400	8,192,716
Concur Technologies, Inc. (I)(L)	178,300	8,339,091
Rovi Corp. (I)	221,600	9,641,816

		42,599,215

		231,540,657
Materials - 0.52%
Metals & Mining - 0.52%
Vallar PLC (I)	278,425	4,109,939
Telecommunication Services - 1.13%
Wireless Telecommunication Services - 1.13%
MetroPCS Communications, Inc. (I)(L)	990,900	8,858,646

TOTAL COMMON STOCKS (Cost $689,936,784)		$742,065,250

SHORT-TERM INVESTMENTS - 35.81%
Repurchase Agreement - 5.60%
Deutsche Bank Tri-Party Repurchase
Agreement dated 08/31/2010 at 0.250% to
be repurchased at $44,100,306 on
09/01/2010, collateralized by
$44,100,001 Federal Home Loan Mortgage
Corp., 5.500% due 08/01/2040 (valued at
$44,982,001, including interest)	$44,100,000	44,100,000
Securities Lending Collateral - 30.21%
John Hancock Collateral Investment
Trust, 0.3330% (W)(Y)	23,746,545	237,705,286

TOTAL SHORT-TERM INVESTMENTS (Cost $281,732,720)		$281,805,286

Total Investments (Mid Cap Stock Fund)
(Cost $971,669,504) - 130.10%		$1,023,870,536
Other assets and liabilities, net - (30.10%)		(236,896,253)

TOTAL NET ASSETS - 100.00%		$786,974,283

Mid Cap Value Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.27%
Consumer Discretionary - 10.06%
Auto Components - 1.05%
The Goodyear Tire & Rubber Company (I)	168,835	$1,560,035
Automobiles - 0.18%
Ford Motor Company (I)(L)	23,380	263,960
Diversified Consumer Services - 0.75%
Apollo Group, Inc., Class A (I)	6,513	276,672

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services (continued)
Career Education Corp. (I)	15,667	$274,643
Corinthian Colleges, Inc. (I)(L)	31,835	155,355
DeVry, Inc.	6,070	231,328
ITT Educational Services, Inc. (I)	3,386	180,338

		1,118,336
Hotels, Restaurants & Leisure - 1.34%
Penn National Gaming, Inc. (I)(L)	54,962	1,548,829
Royal Caribbean Cruises, Ltd. (I)	18,283	449,030

		1,997,859
Household Durables - 1.22%
D.R. Horton, Inc. (L)	28,036	287,649
KB Home (L)	14,447	148,949
Mohawk Industries, Inc. (I)	14,839	657,516
Pulte Group, Inc. (I)(L)	32,900	264,187
Stanley Black & Decker, Inc.	8,626	462,699

		1,821,000
Leisure Equipment & Products - 1.18%
Hasbro, Inc.	43,627	1,760,786
Media - 1.49%
National CineMedia, Inc.	75,156	1,194,229
Regal Entertainment Group	83,119	1,023,195

		2,217,424
Multiline Retail - 1.24%
Macy’s, Inc. (L)	94,650	1,839,996
Specialty Retail - 0.73%
Abercrombie & Fitch Company, Class A (L)	20,810	720,026
Bed Bath & Beyond, Inc. (I)	10,022	360,491

		1,080,517
Textiles, Apparel & Luxury Goods - 0.88%
VF Corp.	18,656	1,317,487

		14,977,400
Consumer Staples - 3.17%
Tobacco - 3.17%
Lorillard, Inc.	61,977	4,710,872
Energy - 11.76%
Energy Equipment & Services - 4.87%
Cameron International Corp. (I)	24,038	884,118
Helix Energy Solutions Group, Inc. (I)(L)	113,575	1,033,533
McDermott International, Inc. (I)	102,817	1,318,114
Nabors Industries, Ltd. (I)	55,584	871,557
Noble Corp.	27,654	860,592
Oceaneering International, Inc. (I)	15,615	780,906
Schlumberger, Ltd.	28,083	1,497,666

		7,246,486
Oil, Gas & Consumable Fuels - 6.89%
Alpha Natural Resources, Inc. (I)	42,907	1,593,137
El Paso Corp.	95,420	1,086,834
Enbridge, Inc.	61,384	3,053,854
Newfield Exploration Company (I)	33,934	1,629,171
Pioneer Natural Resources Company	25,043	1,447,986
QEP Resources, Inc.	12,804	371,700
Southwestern Energy Company (I)	11,903	389,466
Ultra Petroleum Corp. (I)(L)	17,318	675,575

		10,247,723

		17,494,209

The accompanying notes are an integral part of the financial statements.	217

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 17.74%
Capital Markets - 1.16%
Artio Global Investors, Inc.	18,602	$257,638
Invesco, Ltd. (L)	80,868	1,463,711

		1,721,349
Commercial Banks - 2.36%
CIT Group, Inc. (I)	55,586	2,038,894
Fifth Third Bancorp	59,108	653,143
SunTrust Banks, Inc.	36,610	823,359

		3,515,396
Diversified Financial Services - 0.34%
PICO Holdings, Inc. (I)(L)	18,351	512,360
Insurance - 9.18%
Aon Corp. (L)	12,488	452,565
Assurant, Inc. (L)	44,223	1,616,793
Axis Capital Holdings, Ltd.	41,192	1,272,009
Everest Re Group, Ltd.	23,486	1,858,682
Lincoln National Corp.	56,747	1,325,610
PartnerRe, Ltd.	22,707	1,690,536
Transatlantic Holdings, Inc.	15,779	752,185
XL Group PLC	261,588	4,685,041

		13,653,421
Real Estate Investment Trusts - 4.23%
AvalonBay Communities, Inc.	8,459	890,057
Boston Properties, Inc.	8,534	694,668
Equity Residential (L)	32,136	1,472,793
Pebblebrook Hotel Trust (I)	17,038	302,254
ProLogis	92,723	1,006,045
Rayonier, Inc.	16,271	769,618
Ventas, Inc.	23,099	1,166,730

		6,302,165
Real Estate Management & Development - 0.47%
The St. Joe Company (I)(L)	29,096	700,632

		26,405,323
Health Care - 8.97%
Health Care Equipment & Supplies - 1.47%
Boston Scientific Corp. (I)	223,498	1,159,955
Hospira, Inc. (I)	19,907	1,022,424

		2,182,379
Health Care Providers & Services - 1.92%
CIGNA Corp.	65,147	2,099,036
Universal Health Services, Inc., Class B	23,941	751,747

		2,850,783
Life Sciences Tools & Services - 1.37%
Life Technologies Corp. (I)	47,744	2,042,011
Pharmaceuticals - 4.21%
Forest Laboratories, Inc. (I)	73,460	2,004,723
Mylan, Inc. (I)(L)	176,432	3,027,573
Watson Pharmaceuticals, Inc. (I)	28,735	1,237,616

		6,269,912

		13,345,085
Industrials - 16.12%
Aerospace & Defense - 1.10%
Goodrich Corp.	23,867	1,634,412
Airlines - 1.07%
AMR Corp. (I)(L)	18,878	115,345
Continental Airlines, Inc., Class B (I)(L)	18,463	412,463
Delta Air Lines, Inc. (I)	42,416	443,671

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines (continued)
UAL Corp. (I)(L)	13,832	$293,100
US Airways Group, Inc. (I)(L)	35,457	320,531

		1,585,110
Building Products - 0.79%
A.O. Smith Corp.	22,926	1,177,250
Commercial Services & Supplies - 0.67%
Ritchie Brothers Auctioneers, Inc. (L)	54,934	1,001,447
Construction & Engineering - 3.10%
Chicago Bridge & Iron Company NV (I)	53,541	1,166,123
Fluor Corp.	16,206	723,760
Foster Wheeler AG (I)	38,829	828,223
Insituform Technologies, Inc., Class A (I)	9,062	184,502
Jacobs Engineering Group, Inc. (I)	25,189	873,555
KBR, Inc.	35,756	829,539

		4,605,702
Electrical Equipment - 3.11%
Babcock & Wilcox Company (I)	53,442	1,197,101
Cooper Industries PLC	57,752	2,430,782
Rockwell Automation, Inc.	19,586	1,001,628

		4,629,511
Machinery - 4.30%
AGCO Corp. (I)(L)	32,096	1,060,773
Eaton Corp.	33,726	2,343,282
Ingersoll-Rand PLC (L)	39,195	1,275,013
Parker Hannifin Corp.	17,528	1,036,956
The Manitowoc Company, Inc. (L)	75,121	688,108

		6,404,132
Road & Rail - 1.98%
Con-way, Inc.	8,354	218,958
CSX Corp.	14,102	703,549
J.B. Hunt Transport Services, Inc.	7,063	231,243
Kansas City Southern (I)(L)	35,735	1,199,624
Knight Transportation, Inc. (L)	6,511	122,667
Landstar System, Inc.	4,935	177,561
Old Dominion Freight Lines, Inc. (I)(L)	6,577	153,310
Werner Enterprises, Inc. (L)	7,185	143,269

		2,950,181

		23,987,745
Information Technology - 11.10%
Communications Equipment - 0.90%
Brocade Communications Systems, Inc. (I)	135,791	681,671
Tellabs, Inc.	93,165	661,472

		1,343,143
Computers & Peripherals - 0.48%
Seagate Technology PLC (I)	21,236	215,121
Western Digital Corp. (I)	20,981	506,691

		721,812
Electronic Equipment, Instruments & Components - 2.70%
Agilent Technologies, Inc. (I)	88,725	2,392,913
Avnet, Inc. (I)	56,940	1,303,926
Celestica, Inc. (I)	41,951	315,052

		4,011,891
IT Services - 0.53%
Computer Sciences Corp.	19,963	794,727
Semiconductors & Semiconductor Equipment - 2.72%
LSI Corp. (I)	631,278	2,537,738
Microchip Technology, Inc. (L)	27,107	750,593

The accompanying notes are an integral part of the financial statements.	218

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
NXP Semiconductor NV (I)(L)	68,454	$758,128

		4,046,459
Software - 3.77%
Adobe Systems, Inc. (I)	41,858	1,161,978
Autodesk, Inc. (I)(L)	34,436	955,599
BMC Software, Inc. (I)	41,475	1,495,589
Check Point Software Technologies, Ltd. (I)(L)	57,147	1,993,859

		5,607,025

		16,525,057
Materials - 8.87%
Chemicals - 5.36%
Agrium, Inc. (L)	22,415	1,559,412
Eastman Chemical Company	34,376	2,115,843
Huntsman Corp.	99,898	910,071
Lubrizol Corp.	18,615	1,736,966
PPG Industries, Inc.	25,006	1,646,145

		7,968,437
Construction Materials - 0.70%
Cemex SAB de CV, SADR (I)(L)	134,575	1,042,956
Metals & Mining - 2.28%
Cliffs Natural Resources, Inc.	11,907	728,589
Freeport-McMoRan Copper & Gold, Inc.	18,703	1,346,242
Steel Dynamics, Inc.	43,747	599,334
United States Steel Corp. (L)	16,865	716,931

		3,391,096
Paper & Forest Products - 0.53%
Louisiana-Pacific Corp. (I)(L)	118,741	790,815

		13,193,304
Telecommunication Services - 2.63%
Diversified Telecommunication Services - 2.05%
CenturyLink, Inc.	24,228	876,084
Qwest Communications International, Inc. (L)	169,041	955,082
Windstream Corp.	106,131	1,224,221

		3,055,387
Wireless Telecommunication Services - 0.58%
Sprint Nextel Corp. (I)(L)	212,265	866,041

		3,921,428
Utilities - 4.85%
Electric Utilities - 1.54%
Allegheny Energy, Inc. (L)	33,970	766,024
Pepco Holdings, Inc. (L)	56,859	1,020,619
Pinnacle West Capital Corp.	12,535	499,520

		2,286,163
Gas Utilities - 0.53%
EQT Corp.	15,940	519,644
Questar Corp.	16,541	269,287

		788,931
Multi-Utilities - 2.78%
DTE Energy Company	16,184	758,220
Sempra Energy	42,269	2,152,337
Wisconsin Energy Corp.	22,049	1,229,011

		4,139,568

		7,214,662

TOTAL COMMON STOCKS (Cost $117,186,778)		$141,775,085

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 2.28%
Financial - 2.28%
Deutsche Bank AG/London
Zero Coupon 11/02/2010 (S)	$5,014,000	$3,396,484

TOTAL CORPORATE BONDS (Cost $5,014,000)		$3,396,484

CONVERTIBLE BONDS - 0.44%
Consumer, Cyclical - 0.44%
Ford Motor Company
4.250%, 11/15/2016	467,000	647,963

TOTAL CONVERTIBLE BONDS (Cost $467,000)		$647,963

SHORT-TERM INVESTMENTS - 21.65%
Short-Term Securities* - 2.42%
Federal Home Loan Bank Discount Notes,
0.100%, 09/01/2010	$3,600,000	3,600,000
Securities Lending Collateral - 19.23%
John Hancock Collateral Investment
Trust, 0.3330% (W)(Y)	2,858,447	28,613,337

TOTAL SHORT-TERM INVESTMENTS (Cost $32,197,733)		$32,213,337

Total Investments (Mid Cap Value Equity Fund)
(Cost $154,865,511) - 119.64%		$178,032,869
Other assets and liabilities, net - (19.64%)		(29,225,230)

TOTAL NET ASSETS - 100.00%		$148,807,639

Mid Cap Value Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.01%
Consumer Discretionary - 10.39%
Auto Components - 0.20%
The Goodyear Tire & Rubber Company (I)	4,485	$41,434
TRW Automotive Holdings Corp. (I)	1,600	55,616

		97,050
Distributors - 0.71%
Genuine Parts Company	8,142	341,394
Diversified Consumer Services - 0.53%
Education Management Corp. (I)(L)	1,300	10,491
H&R Block, Inc. (L)	17,160	220,506
Weight Watchers International, Inc.	800	22,816

		253,813
Hotels, Restaurants & Leisure - 2.48%
Brinker International, Inc.	5,324	83,853
Darden Restaurants, Inc.	6,803	280,692
Hyatt Hotels Corp., Class A (I)	2,300	86,618
MGM Resorts International (I)(L)	7,300	65,773
Penn National Gaming, Inc. (I)	3,600	101,448
Royal Caribbean Cruises, Ltd. (I)	4,585	112,608
Starwood Hotels & Resorts Worldwide, Inc.	4,900	228,977
Wendy’s/Arby’s Group, Inc., Class A	5,800	22,562
Wyndham Worldwide Corp.	9,144	212,049

		1,194,580
Household Durables - 2.56%
D.R. Horton, Inc. (L)	15,100	154,926
Leggett & Platt, Inc.	7,549	144,714
Lennar Corp., Class A	7,800	102,726
Mohawk Industries, Inc. (I)	3,083	136,608

The accompanying notes are an integral part of the financial statements.	219

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Newell Rubbermaid, Inc. (L)	14,193	$213,179
NVR, Inc. (I)(L)	191	115,395
Pulte Group, Inc. (I)(L)	12,000	96,360
Toll Brothers, Inc. (I)(L)	4,900	84,672
Whirlpool Corp.	2,481	183,991

		1,232,571
Internet & Catalog Retail - 0.64%
Liberty Media Corp. - Interactive, Class A (I)	29,089	306,889
Leisure Equipment & Products - 1.38%
Hasbro, Inc.	6,685	269,807
Mattel, Inc.	18,676	392,009

		661,816
Media - 0.61%
Clear Channel Outdoor Holdings,
Inc., Class A (I)	1,200	12,060
Gannett Company, Inc.	12,072	145,950
Lamar Advertising Company, Class A (I)(L)	1,500	39,315
Liberty Media Corp. - Capital, Series A (I)	2,100	94,668

		291,993
Specialty Retail - 1.28%
American Eagle Outfitters, Inc.	5,100	64,464
AutoNation, Inc. (I)(L)	3,271	73,859
Foot Locker, Inc.	8,400	98,616
GameStop Corp., Class A (I)(L)	2,570	46,080
Limited Brands, Inc.	14,056	331,722

		614,741

		4,994,847
Consumer Staples - 5.76%
Beverages - 0.82%
Constellation Brands, Inc., Class A (I)	9,600	159,936
Dr. Pepper Snapple Group, Inc.	6,300	231,966

		391,902
Food & Staples Retailing - 0.23%
SUPERVALU, Inc.	11,100	107,892
Food Products - 3.95%
Bunge, Ltd.	7,015	371,795
Dean Foods Company (I)	9,700	99,231
Hormel Foods Corp.	2,413	104,121
McCormick & Company, Inc. (Non
Voting shares)	6,125	244,204
Mead Johnson Nutrition Company	3,600	187,884
Ralcorp Holdings, Inc. (I)	2,786	166,185
Smithfield Foods, Inc. (I)	7,839	126,443
The J.M. Smucker Company	6,107	357,137
Tyson Foods, Inc., Class A	14,884	243,800

		1,900,800
Household Products - 0.46%
Church & Dwight Company, Inc.	3,611	221,102
Personal Products - 0.30%
Alberto-Culver Company	4,700	145,935

		2,767,631
Energy - 5.71%
Energy Equipment & Services - 1.59%
Nabors Industries, Ltd. (I)	14,566	228,395
Patterson-UTI Energy, Inc.	7,770	114,685
Pride International, Inc. (I)	9,000	211,950
Rowan Companies, Inc. (I)	4,000	102,840

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Tidewater, Inc.	2,711	$108,657

		766,527
Oil, Gas & Consumable Fuels - 4.12%
Arch Coal, Inc.	8,295	186,720
Cabot Oil & Gas Corp.	1,839	51,198
Cimarex Energy Company	4,296	281,044
Denbury Resources, Inc. (I)	12,585	185,503
Forest Oil Corp. (I)	5,611	146,559
Kinder Morgan Management LLC (I)	2,042	120,621
Newfield Exploration Company (I)	6,827	327,764
Plains Exploration & Production Company (I)	7,371	176,019
QEP Resources, Inc.	8,945	259,673
Sunoco, Inc.	5,974	201,204
Tesoro Corp.	3,876	43,527

		1,979,832

		2,746,359
Financials - 30.05%
Capital Markets - 1.20%
Federated Investors, Inc., Class B (L)	5,000	104,250
Jefferies Group, Inc. (L)	5,900	132,809
Legg Mason, Inc.	8,500	215,305
Raymond James Financial, Inc.	5,300	122,324

		574,688
Commercial Banks - 4.28%
Associated Banc Corp.	8,288	99,953
BOK Financial Corp.	1,350	59,994
City National Corp.	1,600	77,504
Comerica, Inc.	5,777	198,787
Commerce Bancshares, Inc.	3,589	128,235
Cullen/Frost Bankers, Inc. (L)	2,800	143,500
First Horizon National Corp. (I)	7,429	74,884
Huntington Bancshares, Inc.	36,526	193,223
KeyCorp	45,073	332,188
Marshall & Ilsley Corp.	26,300	172,265
Regions Financial Corp.	61,267	393,947
TCF Financial Corp. (L)	6,606	94,334
Zions Bancorporation	4,932	90,897

		2,059,711
Consumer Finance - 0.57%
SLM Corp. (I)	24,846	274,548
Diversified Financial Services - 0.71%
Leucadia National Corp. (I)	9,900	211,365
The NASDAQ OMX Group, Inc. (I)	7,200	128,952

		340,317
Insurance - 10.68%
American Financial Group, Inc.	4,100	117,957
American International Group, Inc. (I)(L)	6,207	210,604
Arch Capital Group, Ltd. (I)	2,700	215,460
Assurant, Inc.	5,953	217,642
Assured Guaranty, Ltd.	8,200	126,690
Axis Capital Holdings, Ltd.	6,100	188,368
Cincinnati Financial Corp.	7,855	209,571
Everest Re Group, Ltd.	2,989	236,549
Fidelity National Financial, Inc., Class A	11,500	166,865
Genworth Financial, Inc., Class A (I)	25,061	271,411
HCC Insurance Holdings, Inc.	5,900	148,857
Lincoln National Corp.	15,506	362,220
Markel Corp. (I)	475	155,667
Mercury General Corp.	1,339	52,516
Old Republic International Corp.	12,000	153,360

The accompanying notes are an integral part of the financial statements.	220

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
PartnerRe, Ltd.	3,780	$281,421
Reinsurance Group of America, Inc.	3,720	162,713
RenaissanceRe Holdings, Ltd.	3,060	173,777
Torchmark Corp.	4,232	208,849
Transatlantic Holdings, Inc.	3,400	162,078
Unum Group	17,054	341,933
Validus Holdings, Ltd.	3,653	93,042
W.R. Berkley Corp. (L)	7,237	190,695
White Mountains Insurance Group, Ltd.	403	122,343
Willis Group Holdings PLC	8,650	251,542
XL Group PLC	17,539	314,123

		5,136,253
Real Estate Investment Trusts - 11.30%
AMB Property Corp. (L)	8,789	209,090
AvalonBay Communities, Inc.	4,188	440,671
Digital Realty Trust, Inc. (L)	2,809	166,489
Duke Realty Corp.	13,100	146,851
Federal Realty Investment Trust	3,200	253,728
HCP, Inc.	15,109	532,139
Health Care, Inc. (L)	6,336	291,076
Hospitality Properties Trust	6,255	122,285
Host Hotels & Resorts, Inc.	21,019	275,979
Kimco Realty Corp.	20,788	309,949
Liberty Property Trust	5,800	176,146
Nationwide Health Properties, Inc.	6,002	230,897
Plum Creek Timber Company, Inc. (L)	8,346	287,687
ProLogis	24,262	263,243
Rayonier, Inc.	4,078	192,889
Realty Income Corp. (L)	5,500	179,245
Regency Centers Corp.	4,149	151,273
SL Green Realty Corp.	3,979	239,854
The Macerich Company (L)	6,589	272,916
UDR, Inc.	8,200	168,756
Ventas, Inc.	8,048	406,504
Weingarten Realty Investors (L)	5,775	116,540

		5,434,207
Thrifts & Mortgage Finance - 1.31%
Capitol Federal Financial (L)	1,200	30,792
New York Community Bancorp, Inc. (L)	21,111	335,454
People’s United Financial, Inc.	19,179	243,957
TFS Financial Corp.	2,000	18,380

		628,583

		14,448,307
Health Care - 4.34%
Biotechnology - 0.35%
Cephalon, Inc. (I)	1,400	79,254
Dendreon Corp. (I)	2,467	88,417

		167,671
Health Care Equipment & Supplies - 1.07%
Alere, Inc. (I)	4,002	111,936
CareFusion Corp. (I)	4,900	105,742
Hologic, Inc. (I)	13,630	193,410
Kinetic Concepts, Inc. (I)(L)	3,248	103,676

		514,764
Health Care Providers & Services - 1.98%
Coventry Health Care, Inc. (I)	7,800	150,930
Health Net, Inc. (I)	5,081	121,334
Humana, Inc. (I)	8,744	417,876
Omnicare, Inc.	6,094	117,005

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Universal Health Services, Inc., Class B	4,562	$143,247

		950,392
Life Sciences Tools & Services - 0.49%
Charles River Laboratories
International, Inc. (I)	3,474	98,141
Pharmaceutical Product Development, Inc.	5,900	135,523

		233,664
Pharmaceuticals - 0.45%
Endo Pharmaceuticals Holdings, Inc. (I)	3,800	103,246
King Pharmaceuticals, Inc. (I)	13,300	115,843

		219,089

		2,085,580
Industrials - 8.58%
Aerospace & Defense - 1.13%
Goodrich Corp.	6,432	440,463
Spirit Aerosystems Holdings, Inc., Class A (I)	5,300	102,502

		542,965
Airlines - 0.08%
AMR Corp. (I)(L)	6,000	36,660
Building Products - 0.75%
Masco Corp.	18,365	192,649
Owens Corning, Inc. (I)(L)	6,100	165,920

		358,569
Commercial Services & Supplies - 1.47%
Avery Dennison Corp.	5,100	165,852
Cintas Corp.	7,000	178,430
Pitney Bowes, Inc.	10,595	203,848
R.R. Donnelley & Sons Company	10,468	158,538

		706,668
Construction & Engineering - 0.93%
Aecom Technology Corp. (I)	4,800	108,000
KBR, Inc.	8,185	189,892
URS Corp. (I)	4,213	150,278

		448,170
Electrical Equipment - 1.14%
Cooper Industries PLC	8,580	361,132
Rockwell Automation, Inc.	3,641	186,201

		547,333
Machinery - 2.18%
AGCO Corp. (I)(L)	4,900	161,945
Dover Corp.	9,620	430,591
Harsco Corp.	4,200	83,748
Pall Corp.	2,966	101,408
Pentair, Inc.	5,022	151,162
SPX Corp.	1,247	69,907
Terex Corp. (I)(L)	2,800	50,988

		1,049,749
Professional Services - 0.58%
Equifax, Inc.	6,449	190,052
Manpower, Inc.	2,100	89,250

		279,302
Road & Rail - 0.32%
Hertz Global Holdings, Inc. (I)	6,100	51,911
Ryder Systems, Inc.	2,701	103,637

		155,548

		4,124,964

The accompanying notes are an integral part of the financial statements.	221

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 9.72%
Communications Equipment - 0.49%
Harris Corp.	2,400	$100,968
Tellabs, Inc.	18,613	132,152

		233,120
Computers & Peripherals - 1.02%
Lexmark International, Inc., Class A (I)	3,992	139,680
Seagate Technology PLC (I)	24,862	251,852
Western Digital Corp. (I)	4,035	97,445

		488,977
Electronic Equipment, Instruments & Components - 1.52%
Arrow Electronics, Inc. (I)	3,067	70,173
Avnet, Inc. (I)	7,738	177,200
Flextronics International, Ltd. (I)	27,800	137,054
Ingram Micro, Inc., Class A (I)	8,600	129,516
Jabil Circuit, Inc.	10,200	104,550
Molex, Inc.	3,100	54,715
Molex, Inc., Class A	3,779	56,987

		730,195
Internet Software & Services - 0.52%
AOL, Inc. (I)	5,658	125,721
IAC/InterActiveCorp (I)	5,100	126,429

		252,150
IT Services - 1.60%
Computer Sciences Corp.	7,878	313,623
DST Systems, Inc.	1,000	40,740
SAIC, Inc. (I)	19,798	294,594
Total Systems Services, Inc.	8,500	120,700

		769,657
Semiconductors & Semiconductor Equipment - 4.02%
Advanced Micro Devices, Inc. (I)(L)	14,394	80,894
KLA-Tencor Corp.	8,807	246,684
Lam Research Corp. (I)	4,233	152,854
LSI Corp. (I)	34,500	138,690
Maxim Integrated Products, Inc.	15,602	247,604
Microchip Technology, Inc. (L)	9,434	261,227
Micron Technology, Inc. (I)(L)	45,711	295,522
National Semiconductor Corp.	12,095	152,518
SunPower Corp., Class B (I)	1,300	13,442
Xilinx, Inc. (L)	14,195	342,809

		1,932,244
Software - 0.55%
Electronic Arts, Inc. (I)	5,800	88,392
Synopsys, Inc. (I)	7,700	176,253

		264,645

		4,670,988
Materials - 7.35%
Chemicals - 2.74%
Airgas, Inc.	4,023	264,713
Albemarle Corp.	4,300	172,387
Ashland, Inc.	3,783	175,758
Eastman Chemical Company	3,705	228,043
FMC Corp.	2,283	142,185
International Flavors & Fragrances, Inc.	4,042	184,679
Valspar Corp.	5,000	150,600

		1,318,365
Construction Materials - 0.72%
Martin Marietta Materials, Inc.	1,492	109,214

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction Materials (continued)
Vulcan Materials Company	6,463 $	$237,580

		346,794
Containers & Packaging - 2.59%
Ball Corp.	4,500	252,360
Bemis Company, Inc.	5,713	164,934
Greif, Inc., Class A	1,230	69,926
Owens-Illinois, Inc. (I)	8,400	210,504
Pactiv Corp. (I)	6,809	218,433
Sealed Air Corp.	8,104	166,213
Sonoco Products Company	5,105	160,552

		1,242,922
Metals & Mining - 0.90%
Reliance Steel & Aluminum Company	3,562	132,685
Steel Dynamics, Inc.	7,200	98,640
United States Steel Corp. (L)	4,763	202,475

		433,800
Paper & Forest Products - 0.40%
MeadWestvaco Corp.	8,738	190,139

		3,532,020
Telecommunication Services - 1.97%
Diversified Telecommunication Services - 1.50%
Frontier Communications Corp. (L)	50,102	387,288
Level 3 Communications, Inc. (I)(L)	45,630	46,999
Windstream Corp.	24,754	285,537

		719,824
Wireless Telecommunication Services - 0.47%
Clearwire Corp. (I)	2,100	13,461
MetroPCS Communications, Inc. (I)(L)	4,300	38,442
Telephone & Data Systems, Inc.	2,700	78,003
Telephone & Data Systems, Inc. -
Special Shares	2,219	56,096
United States Cellular Corp. (I)	1,033	43,303

		229,305

		949,129
Utilities - 12.14%
Electric Utilities - 2.48%
Allegheny Energy, Inc.	8,654	195,148
DPL, Inc.	6,057	153,363
Northeast Utilities	8,993	260,527
NV Energy, Inc.	12,400	158,720
Pepco Holdings, Inc.	11,352	203,768
Pinnacle West Capital Corp.	5,495	218,976

		1,190,502
Gas Utilities - 1.70%
AGL Resources, Inc.	3,941	144,635
Energen Corp.	3,472	148,185
National Fuel Gas Company	3,510	150,860
ONEOK, Inc.	5,156	221,244
UGI Corp.	5,537	152,821

		817,745
Independent Power Producers & Energy Traders - 1.30%
Constellation Energy Group, Inc.	9,782	286,906
Mirant Corp. (I)	7,486	72,614
NRG Energy, Inc. (I)	13,018	264,526

		624,046
Multi-Utilities - 5.95%
Alliant Energy Corp.	5,650	197,863
CenterPoint Energy, Inc.	20,319	300,518

The accompanying notes are an integral part of the financial statements.	222

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities (continued)
CMS Energy Corp. (L)	11,722	$205,135
DTE Energy Company	8,504	398,412
Integrys Energy Group, Inc.	4,000	193,800
MDU Resources Group, Inc.	9,400	176,814
NiSource, Inc.	14,155	245,448
NSTAR	5,455	207,454
OGE Energy Corp.	4,953	193,415
SCANA Corp.	5,981	233,438
TECO Energy, Inc.	10,351	174,725
Wisconsin Energy Corp.	5,995	334,161

		2,861,183
Water Utilities - 0.71%
American Water Works Company, Inc.	8,911	201,210
Aqua America, Inc. (L)	7,200	143,136

		344,346

		5,837,822

TOTAL COMMON STOCKS (Cost $52,096,961)		$46,157,647

SHORT-TERM INVESTMENTS - 12.85%
Short-Term Securities* - 3.84%
AIM Short-Term Investment Trust, STIC
Prime Portfolio, 0.160%	$1,649,526	1,649,526
U.S. Treasury Bills, 0.010%, 10/14/2010 (F)	50,000	49,992
U.S. Treasury Bills, 0.080%, 10/14/2010 (F)	95,000	94,991
U.S. Treasury Bills, 0.150%, 11/18/2010 (F)	50,000	49,984

		1,844,493
Securities Lending Collateral - 9.01%
John Hancock Collateral Investment
Trust, 0.3330% (W)(Y)	432,706	4,331,426

TOTAL SHORT-TERM INVESTMENTS (Cost $6,175,786)		$6,175,919

Total Investments (Mid Cap Value Index Fund)
(Cost $58,272,747) - 108.86%		$52,333,566
Other assets and liabilities, net - (8.86%)		(4,260,373)

TOTAL NET ASSETS - 100.00%		$48,073,193

Mid Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 88.34%
Consumer Discretionary - 15.83%
Auto Components - 1.33%
BorgWarner, Inc. (I)(L)	103,900	$4,535,232
TRW Automotive Holdings Corp. (I)	19,000	660,440

		5,195,672
Diversified Consumer Services - 2.20%
Apollo Group, Inc., Class A (I)	44,800	1,903,104
Career Education Corp. (I)(L)	192,600	3,376,278
Weight Watchers International, Inc. (L)	116,700	3,328,284

		8,607,666
Hotels, Restaurants & Leisure - 0.94%
International Game Technology	252,400	3,685,040
Household Durables - 2.03%
Fortune Brands, Inc.	113,100	5,065,749
Harman International Industries, Inc. (I)	67,400	2,100,858

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Pulte Group, Inc. (I)(L)	93,900	$754,017

		7,920,624
Internet & Catalog Retail - 0.74%
Liberty Media Corp. - Interactive, Class A (I)	274,800	2,899,140
Leisure Equipment & Products - 1.58%
Mattel, Inc. (L)	219,700	4,611,503
SANKYO Company, Ltd.	31,400	1,586,640

		6,198,143
Media - 4.40%
DISH Network Corp.	121,600	2,182,720
Liberty Media Corp. - Starz, Series A
(Tracking Stock) (I)	30,100	1,798,174
Meredith Corp. (L)	145,800	4,266,108
Scholastic Corp. (L)	138,500	3,245,055
Scripps Networks Interactive, Inc., Class A	93,500	3,756,830
The Washington Post Company, Class B (L)	5,500	1,981,265

		17,230,152
Multiline Retail - 0.63%
Dollar General Corp. (I)(L)	90,300	2,466,093
Specialty Retail - 1.98%
Bed Bath & Beyond, Inc. (I)	17,100	615,087
CarMax, Inc. (I)(L)	62,600	1,247,618
The Gap, Inc.	265,700	4,487,673
Tiffany & Company (L)	35,000	1,387,050

		7,737,428

		61,939,958
Consumer Staples - 8.62%
Beverages - 0.44%
Brown Forman Corp., Class B (L)	27,800	1,703,862
Food & Staples Retailing - 2.25%
Sysco Corp.	119,900	3,296,051
The Kroger Company	279,400	5,512,562

		8,808,613
Food Products - 3.65%
Campbell Soup Company (L)	134,700	5,018,922
McCormick & Company, Inc. (Non
Voting shares)	72,600	2,894,562
The Hershey Company (L)	103,600	4,814,292
Tootsie Roll Industries, Inc. (L)	66,119	1,561,070

		14,288,846
Personal Products - 2.28%
Alberto-Culver Company (L)	207,200	6,433,560
The Estee Lauder Companies,
Inc., Class A (L)	44,700	2,506,329

		8,939,889

		33,741,210
Energy - 8.50%
Energy Equipment & Services - 1.07%
Exterran Holdings, Inc. (I)(L)	77,100	1,706,223
Schlumberger, Ltd.	46,532	2,481,552

		4,187,775
Oil, Gas & Consumable Fuels - 7.43%
Arch Coal, Inc. (L)	106,106	2,388,446
Cimarex Energy Company	13,300	870,086
El Paso Corp.	307,300	3,500,147
Hess Corp.	60,900	3,060,225
Marathon Oil Corp.	123,400	3,762,466

The accompanying notes are an integral part of the financial statements.	223

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corp.	92,300	$4,943,588
Nexen, Inc.	341,200	6,315,612
Suncor Energy, Inc.	48,364	1,463,495
Sunoco, Inc. (L)	39,500	1,330,360
The Williams Companies, Inc.	80,400	1,457,652

		29,092,077

		33,279,852
Financials - 21.02%
Capital Markets - 4.93%
E*TRADE Financial Corp. (I)	293,410	3,641,218
Federated Investors, Inc., Class B (L)	105,400	2,197,590
Greenhill & Company, Inc. (L)	60,500	4,261,015
Janus Capital Group, Inc. (L)	415,800	3,775,464
Northern Trust Corp. (L)	117,900	5,439,906

		19,315,193
Commercial Banks - 4.57%
CIT Group, Inc. (I)	121,500	4,456,620
Commerce Bancshares, Inc.	40,700	1,454,211
First Horizon National Corp. (I)(L)	241,129	2,430,580
KeyCorp	266,200	1,961,894
Marshall & Ilsley Corp. (L)	308,100	2,018,055
Valley National Bancorp (L)	60,881	793,279
Westamerica Bancorp. (L)	59,700	3,025,596
Wilmington Trust Corp. (L)	197,800	1,740,640

		17,880,875
Consumer Finance - 1.28%
Discover Financial Services	345,700	5,016,107
Insurance - 6.34%
Aon Corp. (L)	6,300	228,312
Arthur J. Gallagher & Company	42,000	1,043,700
Assured Guaranty, Ltd.	41,900	647,355
Axis Capital Holdings, Ltd.	51,200	1,581,056
Fidelity National Financial, Inc., Class A	274,500	3,982,995
First American Financial Corp.	284,600	4,220,618
Marsh & McLennan Companies, Inc. (L)	226,400	5,370,208
OneBeacon Insurance Group, Ltd.	72,500	946,125
The Allstate Corp.	96,900	2,674,440
The Progressive Corp.	173,100	3,427,380
The Travelers Companies, Inc.	14,300	700,414

		24,822,603
Real Estate Investment Trusts - 2.46%
Cousins Properties, Inc.	180,012	1,182,679
Federal Realty Investment Trust	4,700	372,663
Kimco Realty Corp.	229,300	3,418,863
SL Green Realty Corp. (L)	31,000	1,868,680
Starwood Property Trust, Inc.	62,200	1,183,044
Weingarten Realty Investors (L)	78,800	1,590,184

		9,616,113
Real Estate Management & Development - 1.14%
Forest City Enterprises, Inc., Class A (I)(L)	76,700	864,409
The St. Joe Company (I)(L)	149,800	3,607,185

		4,471,594
Thrifts & Mortgage Finance - 0.30%
MGIC Investment Corp. (I)(L)	160,400	1,158,088

		82,280,573
Health Care - 4.49%
Health Care Equipment & Supplies - 2.12%
Beckman Coulter, Inc. (L)	45,800	2,090,312
CareFusion Corp. (I)	57,450	1,239,771

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Stryker Corp. (L)	47,000	$2,029,930
Zimmer Holdings, Inc. (I)	62,000	2,924,540

		8,284,553
Health Care Providers & Services - 1.96%
Cardinal Health, Inc.	27,400	820,904
Healthsouth Corp. (I)(L)	344,900	5,608,074
Select Medical Holdings Corp. (I)	175,200	1,252,680

		7,681,658
Pharmaceuticals - 0.41%
Forest Laboratories, Inc. (I)	59,400	1,621,026

		17,587,237
Industrials - 7.44%
Aerospace & Defense - 0.64%
Raytheon Company	56,900	2,499,048
Airlines - 2.01%
Delta Air Lines, Inc. (I)	84,400	882,824
Southwest Airlines Company (L)	631,900	6,982,495

		7,865,319
Commercial Services & Supplies - 0.76%
Cintas Corp. (L)	116,900	2,979,781
Industrial Conglomerates - 0.76%
Textron, Inc. (L)	174,600	2,980,422
Machinery - 1.11%
Harsco Corp.	47,000	937,180
WABCO Holdings, Inc. (I)	96,300	3,395,538

		4,332,718
Professional Services - 1.51%
Equifax, Inc.	29,800	878,206
Manpower, Inc.	87,600	3,723,000
Verisk Analytics, Inc., Class A (I)	47,300	1,315,886

		5,917,092
Road & Rail - 0.65%
Hertz Global Holdings, Inc. (I)(L)	296,000	2,518,960

		29,093,340
Information Technology - 7.20%
Communications Equipment - 1.27%
Harris Corp.	18,000	757,260
Motorola, Inc. (I)	557,500	4,197,975

		4,955,235
Electronic Equipment, Instruments & Components - 2.49%
AVX Corp.	152,300	1,893,089
Molex, Inc., Class A	243,500	3,671,980
Tyco Electronics, Ltd.	170,600	4,183,112

		9,748,181
IT Services - 1.42%
Automatic Data Processing, Inc.	11,100	428,571
CoreLogic, Inc.	90,200	1,557,754
Paychex, Inc. (L)	112,400	2,797,636
SAIC, Inc. (I)(L)	51,900	772,272

		5,556,233
Semiconductors & Semiconductor Equipment - 1.36%
ASML Holding NV -New York
Registered Shares (L)	48,100	1,189,513
National Semiconductor Corp. (L)	39,100	493,051
Novellus Systems, Inc. (I)(L)	156,200	3,639,460

		5,322,024

The accompanying notes are an integral part of the financial statements.	224

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 0.66%
CA, Inc.	60,000	$1,080,600
Electronic Arts, Inc. (I)(L)	100,100	1,525,524

		2,606,124

		28,187,797
Materials - 4.91%
Chemicals - 2.07%
International Flavors & Fragrances, Inc.	56,900	2,599,761
Nalco Holding Company	169,300	3,846,496
Sigma-Aldrich Corp. (L)	30,600	1,627,002

		8,073,259
Containers & Packaging - 0.72%
Temple-Inland, Inc.	177,400	2,825,982
Metals & Mining - 1.24%
Agnico Eagle Mines, Ltd. (L)	36,300	2,358,411
Franco-Nevada Corp.	83,500	2,490,866

		4,849,277
Paper & Forest Products - 0.88%
Domtar Corp.	10,833	650,197
Weyerhaeuser Company (L)	178,400	2,800,880

		3,451,077

		19,199,595
Telecommunication Services - 1.31%
Diversified Telecommunication Services - 0.28%
Hellenic Telecommunications Organization SA	32,600	223,514
Hellenic Telecommunications Organization
SA, SADR	256,000	857,600

		1,081,114
Wireless Telecommunication Services - 1.03%
Telephone & Data Systems, Inc. (L)	33,800	976,482
Telephone & Data Systems, Inc. -
Special Shares	121,500	3,071,520

		4,048,002

		5,129,116
Utilities - 9.02%
Electric Utilities - 3.91%
Allegheny Energy, Inc. (L)	267,600	6,034,380
American Electric Power Company, Inc.	48,400	1,713,844
Duke Energy Corp. (L)	115,500	1,985,445
FirstEnergy Corp. (L)	22,300	814,619
Pepco Holdings, Inc. (L)	85,300	1,531,135
Pinnacle West Capital Corp.	29,300	1,167,605
PPL Corp. (L)	75,800	2,058,728

		15,305,756
Independent Power Producers & Energy Traders - 3.83%
Calpine Corp. (I)(L)	268,700	3,417,864
Constellation Energy Group, Inc.	117,600	3,449,208
Mirant Corp. (I)	334,400	3,243,680
NRG Energy, Inc. (I)(L)	144,200	2,930,144
RRI Energy, Inc. (I)	562,100	1,950,487

		14,991,383
Multi-Utilities - 1.28%
NiSource, Inc.	264,100	4,579,494
TECO Energy, Inc. (L)	23,800	401,744

		4,981,238

		35,278,377

TOTAL COMMON STOCKS (Cost $322,224,331)		$345,717,055

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS - 0.29%
Financials - 0.17%
Insurance - 0.17%
Assured Guaranty, Ltd. 8.500%	10,250	$675,885
Utilities - 0.12%
Electric Utilities - 0.12%
PPL Corp. 9.500%	8,300	468,912

TOTAL PREFERRED STOCKS (Cost $978,205)		$1,144,797

CONVERTIBLE BONDS - 2.08%
Basic Materials - 0.62%
Alcoa, Inc.
5.250%, 03/15/2014	1,386,000	2,420,303
Communications - 0.74%
Lucent Technologies, Inc.
2.875%, 06/15/2025	3,250,000	2,880,313
Consumer, Non-cyclical - 0.25%
Hertz Global Holdings, Inc.
5.250%, 06/01/2014	777,000	976,106
Financial - 0.16%
Janus Capital Group, Inc.
3.250%, 07/15/2014	402,000	419,588
MGIC Investment Corp.
5.000%, 05/01/2017	232,000	224,750

		644,338
Industrial - 0.31%
Textron, Inc., Series TXT
4.500%, 05/01/2013	832,000	1,234,480

TOTAL CONVERTIBLE BONDS (Cost $7,970,373)		$8,155,540

SHORT-TERM INVESTMENTS - 37.87%
Short-Term Securities - 8.79%
State Street Institutional US Government
Money Market Fund, 0.11953% (Y)	$499,058	499,000
T. Rowe Price Reserve Investment
Fund, 0.30977% (Y)	33,922,717	33,922,717

		34,421,717
Securities Lending Collateral - 29.08%
John Hancock Collateral Investment
Trust, 0.3330% (W)(Y)	11,369,115	113,805,979

TOTAL SHORT-TERM INVESTMENTS (Cost $148,203,931)		$148,227,696

Total Investments (Mid Value Fund)
(Cost $479,376,840) - 128.58%		$503,245,088
Other assets and liabilities, net - (28.58%)		(111,872,744)

TOTAL NET ASSETS - 100.00%		$391,372,344

Optimized Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.06%
Consumer Discretionary - 15.18%
Automobiles - 1.34%
Ford Motor Company (I)	367,790	$4,152,349
Hotels, Restaurants & Leisure - 0.93%
Starbucks Corp.	125,070	2,875,359

The accompanying notes are an integral part of the financial statements.	225

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Optimized Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables - 2.68%
Jarden Corp.	174,096	$4,690,146
Newell Rubbermaid, Inc.	241,263	3,623,770

		8,313,916
Media - 8.08%
Comcast Corp., Class A	251,566	4,306,810
DISH Network Corp.	260,718	4,679,888
Gannett Company, Inc.	265,536	3,210,330
News Corp., Class A	287,068	3,608,445
The Walt Disney Company	195,531	6,372,355
Viacom, Inc., Class B	92,455	2,904,936

		25,082,764
Specialty Retail - 2.15%
PetSmart, Inc.	209,389	6,677,415

		47,101,803
Consumer Staples - 9.26%
Beverages - 2.31%
Dr. Pepper Snapple Group, Inc.	82,896	3,052,231
The Coca-Cola Company	73,357	4,102,123

		7,154,354
Food & Staples Retailing - 0.48%
Whole Foods Market, Inc. (I)	43,104	1,499,588
Food Products - 2.03%
ConAgra Foods, Inc.	160,572	3,466,749
Del Monte Foods Company	218,401	2,847,949

		6,314,698
Household Products - 3.54%
Church & Dwight Company, Inc.	78,427	4,802,085
Colgate-Palmolive Company	36,623	2,704,242
The Procter & Gamble Company	58,098	3,466,708

		10,973,035
Tobacco - 0.90%
Altria Group, Inc.	124,958	2,789,063

		28,730,738
Energy - 7.70%
Energy Equipment & Services - 2.14%
Noble Corp.	86,005	2,676,476
Schlumberger, Ltd.	51,006	2,720,150
Transocean, Ltd. (I)	24,236	1,233,612

		6,630,238
Oil, Gas & Consumable Fuels - 5.56%
Chesapeake Energy Corp.	87,003	1,799,222
Chevron Corp.	77,261	5,729,676
ConocoPhillips	64,933	3,404,437
El Paso Corp.	337,856	3,848,180
Marathon Oil Corp.	81,213	2,476,184

		17,257,699

		23,887,937
Financials - 21.59%
Capital Markets - 4.79%
Credit Suisse Group AG, SADR	113,691	4,988,761
The Blackstone Group LP	323,386	3,262,965
The Goldman Sachs Group, Inc.	48,309	6,615,434

		14,867,160
Commercial Banks - 1.58%
Wells Fargo & Company	208,759	4,916,274

Optimized Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services - 5.50%
Bank of America Corp.	384,337	$4,784,996
Citigroup, Inc. (I)	515,383	1,917,225
ING Groep NV SADR (I)	324,795	2,884,180
JPMorgan Chase & Company	205,262	7,463,326

		17,049,727
Insurance - 6.70%
Aflac, Inc.	110,039	5,199,343
Assured Guaranty, Ltd.	192,317	2,971,298
Berkshire Hathaway, Inc., Class B (I)	25,369	1,998,570
Torchmark Corp.	73,895	3,646,718
Unum Group	216,613	4,343,091
XL Group PLC	146,665	2,626,770

		20,785,790
Real Estate Investment Trusts - 1.23%
Hospitality Properties Trust	76,703	1,499,544
Kimco Realty Corp.	154,893	2,309,455

		3,808,999
Thrifts & Mortgage Finance - 1.79%
Hudson City Bancorp, Inc.	482,533	5,561,193

		66,989,143
Health Care - 13.83%
Health Care Providers & Services - 2.14%
AmerisourceBergen Corp.	178,220	4,861,842
Medco Health Solutions, Inc. (I)	40,507	1,761,244

		6,623,086
Life Sciences Tools & Services - 0.85%
PerkinElmer, Inc.	125,668	2,640,285
Pharmaceuticals - 10.84%
Abbott Laboratories	104,583	5,160,125
AstraZeneca PLC, SADR	89,288	4,413,506
Johnson & Johnson	35,191	2,006,591
Merck & Company, Inc.	39,937	1,404,185
Mylan, Inc. (I)	177,266	3,041,885
Perrigo Company	43,924	2,503,229
Pfizer, Inc.	450,699	7,179,635
Teva Pharmaceutical Industries, Ltd., SADR	99,922	5,054,055
Warner Chilcott, Class A PLC	100,761	2,863,628

		33,626,839

		42,890,210
Industrials - 8.30%
Commercial Services & Supplies - 0.89%
R.R. Donnelley & Sons Company	182,530	2,764,417
Industrial Conglomerates - 1.99%
General Electric Company	424,989	6,153,841
Machinery - 2.50%
Deere & Company	84,095	5,320,691
Oshkosh Corp. (I)	97,646	2,429,432

		7,750,123
Road & Rail - 2.92%
J.B. Hunt Transport Services, Inc.	16,687	546,332
Union Pacific Corp.	116,835	8,521,945

		9,068,277

		25,736,658
Information Technology - 8.90%
Communications Equipment - 0.84%
Cisco Systems, Inc. (I)	130,850	2,623,543

The accompanying notes are an integral part of the financial statements.	226

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Optimized Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals - 2.00%
Apple, Inc. (I)	25,470	$6,198,634
Electronic Equipment, Instruments & Components - 0.12%
Avnet, Inc. (I)	16,100	368,690
IT Services - 1.50%
SAIC, Inc. (I)	312,023	4,642,902
Semiconductors & Semiconductor Equipment - 1.66%
Skyworks Solutions, Inc. (I)	288,549	5,153,485
Software - 2.78%
Informatica Corp. (I)	106,839	3,435,942
Salesforce.com, Inc. (I)	25,710	2,825,015
TIBCO Software, Inc. (I)	163,310	2,366,362

		8,627,319

		27,614,573
Materials - 1.92%
Chemicals - 0.75%
E.I. Du Pont de Nemours & Company	56,737	2,313,167
Containers & Packaging - 1.17%
Owens-Illinois, Inc. (I)	145,398	3,643,674

		5,956,841
Telecommunication Services - 7.15%
Diversified Telecommunication Services - 7.15%
AT&T, Inc.	357,429	9,661,306
BCE, Inc.	209,240	6,536,658
CenturyLink, Inc.	165,452	5,982,744

		22,180,708

		22,180,708
Utilities - 5.23%
Electric Utilities - 1.60%
Exelon Corp.	34,928	1,422,268
PPL Corp.	130,162	3,535,200

		4,957,468
Independent Power Producers & Energy Traders - 2.36%
Constellation Energy Group, Inc.	249,940	7,330,739
Multi-Utilities - 1.27%
Public Service Enterprise Group, Inc.	56,485	1,805,261
SCANA Corp.	54,383	2,122,568

		3,927,829

		16,216,036

TOTAL COMMON STOCKS (Cost $301,646,774)		$307,304,647

SHORT-TERM INVESTMENTS - 1.58%
Repurchase Agreement - 1.58%
Repurchase Agreement with State Street Corp.
dated 08/31/2010 at 0.010% to be
repurchased at $4,896,001 on 09/01/2010,
collateralized by $4,290,000 U.S. Treasury
Bonds, 4.500% due 08/15/2039 (valued at
$4,993,989, including interest)	$4,896,000	4,896,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,896,000)		$4,896,000

Total Investments (Optimized Value Fund)
(Cost $306,542,774) - 100.64%		$312,200,647
Other assets and liabilities, net - (0.64%)		(1,981,836)

TOTAL NET ASSETS - 100.00%		$310,218,811

Real Estate Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.61%
Consumer Discretionary - 4.31%
Hotels, Restaurants & Leisure - 4.31%
Gaylord Entertainment Company (I)(L)	68,600	$1,794,576
Marriott International, Inc., Class A (L)	207,873	6,654,015
Starwood Hotels & Resorts
Worldwide, Inc. (L)	100,700	4,705,711

		13,154,302

		13,154,302
Financials - 91.30%
Real Estate Investment Trusts - 91.30%
Alexandria Real Estate Equities, Inc. (L)	50,800	3,523,996
AMB Property Corp. (L)	310,200	7,379,658
AvalonBay Communities, Inc.	138,916	14,616,742
BioMed Realty Trust, Inc.	180,100	3,077,909
Boston Properties, Inc. (L)	132,550	10,789,570
BRE Properties, Inc.	242,040	9,894,595
Camden Property Trust (L)	221,300	10,126,688
CBL & Associates Properties, Inc. (L)	438,514	5,349,871
DCT Industrial Trust, Inc.	615,200	2,848,376
Douglas Emmett, Inc. (L)	453,400	7,308,808
EastGroup Properties, Inc.	101,900	3,591,975
Equity One, Inc. (L)	424,600	6,789,354
Equity Residential	327,450	15,007,034
Essex Property Trust, Inc. (L)	81,600	8,630,832
Federal Realty Investment Trust (L)	144,480	11,455,819
Healthcare Realty Trust, Inc. (L)	336,600	7,879,806
Highwoods Properties, Inc. (L)	140,500	4,394,840
Host Hotels & Resorts, Inc. (L)	582,662	7,650,352
Kilroy Realty Corp. (L)	273,300	8,502,363
Kimco Realty Corp.	583,900	8,705,949
LaSalle Hotel Properties	126,620	2,667,883
Plum Creek Timber Company, Inc. (L)	162,400	5,597,928
Post Properties, Inc.	123,100	3,126,740
Public Storage	136,800	13,409,136
Regency Centers Corp. (L)	240,050	8,752,223
Simon Property Group, Inc.	329,751	29,825,978
SL Green Realty Corp. (L)	197,800	11,923,384
Starwood Property Trust, Inc.	155,400	2,955,708
Taubman Centers, Inc. (L)	168,300	6,982,767
Terreno Realty Corp. (I)	52,800	915,024
The Macerich Company (L)	257,212	10,653,721
Vornado Realty Trust	203,474	16,493,602
Washington Real Estate Investment Trust (L)	152,800	4,681,792
Weingarten Realty Investors (L)	163,800	3,305,484

		278,815,907

		278,815,907

TOTAL COMMON STOCKS (Cost $201,534,068)		$291,970,209

CONVERTIBLE BONDS - 1.13%
Financial - 1.13%
Forest City Enterprises, Inc.
5.000%, 10/15/2016 (S)	1,860,000	2,004,150
General Growth Properties LP
3.980%, 04/15/2027 (H)(S)	1,367,000	1,443,894

		3,448,044

TOTAL CONVERTIBLE BONDS (Cost $1,979,660)		$3,448,044

SHORT-TERM INVESTMENTS - 27.37%
Short-Term Securities* - 3.53%
State Street Institutional US Government
Money Market Fund, 0.1195% (Y)	$858,564	858,564

The accompanying notes are an integral part of the financial statements.	227

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Real Estate Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Short-Term Securities* (continued)
T. Rowe Price Reserve Investment
Fund, 0.3098%	$9,907,292	$9,907,292

		10,765,856

SECURITIES LENDING COLLATERAL - 23.84%
John Hancock Collateral Investment
Trust, 0.3330% (W)(Y)	7,272,624	72,799,691

TOTAL SHORT-TERM INVESTMENTS (Cost $83,532,667)		$83,565,547

Total Investments (Real Estate Equity Fund)
(Cost $287,046,395) - 124.11%		$378,983,800
Other assets and liabilities, net - (24.11%)		(73,618,792)

TOTAL NET ASSETS - 100.00%		$305,365,008

Real Estate Securities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.07%
Financials - 98.60%
Real Estate Investment Trusts - 98.31%
American Campus Communities, Inc.	195,548	$5,825,375
AvalonBay Communities, Inc. (L)	149,599	15,740,807
Boston Properties, Inc. (L)	166,514	13,554,240
Brandywine Realty Trust	683,550	7,512,215
BRE Properties, Inc. (L)	206,870	8,456,846
Camden Property Trust (L)	61,850	2,830,256
CBL & Associates Properties, Inc. (L)	188,600	2,300,920
Cogdell Spencer, Inc.	379,850	2,347,473
Colonial Properties Trust (L)	398,550	6,321,003
CommonWealth REIT	213,600	5,152,032
Developers Diversified Realty Corp. (L)	582,800	6,037,808
Digital Realty Trust, Inc. (L)	280,700	16,637,089
Entertainment Properties Trust (L)	93,061	4,009,998
Equity Residential (L)	261,053	11,964,059
Extra Space Storage, Inc. (L)	342,800	5,241,412
Glimcher Realty Trust (L)	489,050	2,904,957
HCP, Inc. (L)	401,373	14,136,357
Home Properties, Inc. (L)	170,800	8,625,400
Host Hotels & Resorts, Inc.	1,418,006	18,618,419
Kimco Realty Corp. (L)	592,450	8,833,430
LTC Properties, Inc.	175,850	4,339,978
Medical Properties Trust, Inc.	321,050	3,159,132
Nationwide Health Properties, Inc.	215,606	8,294,363
Pebblebrook Hotel Trust (I)	155,150	2,752,361
Post Properties, Inc. (L)	264,000	6,705,600
ProLogis (L)	1,081,610	11,735,469
PS Business Parks, Inc.	75,572	4,252,436
Public Storage (L)	252,876	24,786,906
Ramco-Gershenson Properties Trust	256,576	2,678,653
Regency Centers Corp.	291,917	10,643,294
Senior Housing Properties Trust (L)	477,723	11,226,491
Simon Property Group, Inc.	500,397	45,260,909
SL Green Realty Corp. (L)	261,200	15,745,136
Strategic Hotels & Resorts, Inc. (I)(L)	716,000	2,556,120
The Macerich Company (L)	207,600	8,598,792
Vornado Realty Trust	107,470	8,711,518
Washington Real Estate Investment Trust (L)	239,628	7,342,199

		345,839,453

Real Estate Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development - 0.29%
Hudson Pacific Properties, Inc. (I)	62,550	$1,032,075

		346,871,528
Health Care - 0.47%
Health Care Providers & Services - 0.47%
Sun Healthcare Group, Inc. (I)	206,100	1,669,410

TOTAL COMMON STOCKS (Cost $292,971,934)		$348,540,938

SHORT-TERM INVESTMENTS - 29.37%
Repurchase Agreement - 0.89%
Repurchase Agreement with State Street Corp.
dated 08/31/2010 at 0.01% to be
repurchased at $3,141,001 on 09/01/2010,
collateralized by $3,115,000 Federal
National Mortgage Association, 6.25% due
02/01/2011 (valued at $3,208,450,
including interest)	$3,141,000	3,141,000
Securities Lending Collateral - 28.48%
John Hancock Collateral Investment
Trust, 0.3330% (W)(Y)	10,006,535	100,166,414

TOTAL SHORT-TERM INVESTMENTS (Cost $103,283,809)		$103,307,414

Total Investments (Real Estate Securities Fund)
(Cost $396,255,743) - 128.44%		$451,848,352
Other assets and liabilities, net - (28.44%)		(100,054,024)

TOTAL NET ASSETS - 100.00%		$351,794,328

Real Return Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 96.49%
U.S. Treasury Notes - 4.22%
2.750%, 05/31/2017	$3,200,000	$3,378,749
3.000%, 07/15/2012	27,762,106	29,429,998
3.625%, 08/15/2019 to 02/15/2020	11,800,000	13,005,791

		45,814,538
FDIC Structured Sale Guaranteed Notes - 0.41%
zero coupon 10/25/2011 (S)	4,500,000	4,464,990
Federal National Mortgage Association - 0.01%
1.602%, 10/01/2044 (P)	66,772	66,435
Treasury Inflation Protected Securities (D) - 91.85%
0.625%, 04/15/2013	28,875,000	29,513,396
1.250%, 04/15/2014	23,070,880	24,125,288
1.375%, 07/15/2018 to 01/15/2020	62,267,927	65,235,775
1.625%, 01/15/2015 to 01/15/2018	23,735,680	25,190,280
1.750%, 01/15/2028	14,046,210	14,811,068
1.875%, 07/15/2013 to 07/15/2019	142,367,161	151,901,438
2.000%, 01/15/2014 to 01/15/2026 (F)	117,876,312	128,096,500
2.125%, 01/15/2019 to 02/15/2040	68,797,260	76,640,712
2.375%, 04/15/2011 to 01/15/2027	137,397,248	153,694,712
2.500%, 07/15/2016 to 01/15/2029	90,222,055	102,823,968
2.625%, 07/15/2017	52,173,458	59,522,559
3.375%, 01/15/2012 to 04/15/2032	11,174,306	14,556,177
3.625%, 04/15/2028	27,627,235	36,912,583

The accompanying notes are an integral part of the financial statements.	228

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Treasury Inflation Protected Securities (D) (continued)
3.875%, 04/15/2029		$82,437,404	$114,242,590

			997,267,046

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,005,659,379)			$1,047,613,009

FOREIGN GOVERNMENT
OBLIGATIONS - 2.15%
Australia - 1.20%
Commonwealth of Australia
3.000%, 09/20/2025	AUD	13,400,000	$13,028,225
Canada - 0.95%
Government of Canada
2.500%, 09/01/2013 to 06/01/2015	CAD	10,100,000	9,748,293
4.250%, 12/01/2021		419,622	532,560

			10,280,853

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $23,219,493)			$23,309,078

CORPORATE BONDS - 18.91%
Basic Materials - 0.10%
RPM International, Inc.
6.500%, 02/15/2018		$1,000,000	1,116,953
Communications - 0.54%
EchoStar DBS Corp.
6.375%, 10/01/2011		1,708,000	1,763,510
Sprint Capital Corp.
7.625%, 01/30/2011		4,000,000	4,070,000

			5,833,510
Consumer, Cyclical - 0.10%
Macy’s Retail Holdings, Inc.
7.450%, 07/15/2017		1,000,000	1,102,500
Consumer, Non-cyclical - 0.80%
Boston Scientific Corp.
6.000%, 06/15/2011		1,490,000	1,535,475
Cardinal Health, Inc.
6.000%, 06/15/2017		1,500,000	1,722,258
HCA, Inc.
7.250%, 09/15/2020		5,200,000	5,434,000

			8,691,733
Energy - 0.99%
BP Capital Markets PLC
0.667%, 04/11/2011 (P)		200,000	198,249
Gaz Capital SA
7.343%, 04/11/2013 (S)		300,000	323,250
8.146%, 04/11/2018 (S)		400,000	464,000
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)		9,300,000	9,769,157

			10,754,656
Financial - 16.38%
Ally Financial, Inc.
5.375%, 06/06/2011		4,200,000	4,205,250
6.875%, 09/15/2011		500,000	508,750
American Express Bank FSB
0.390%, 05/29/2012 (P)		5,900,000	5,831,920
0.436%, 06/12/2012 (P)		700,000	692,000
American Express Centurion Bank
0.436%, 06/12/2012 (P)		5,100,000	5,031,920

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058		$1,500,000	$1,286,250
American International Group, Inc., MTN
5.850%, 01/16/2018		2,800,000	2,702,000
American International Group,
Inc., Series 1
0.635%, 10/18/2011 (P)		1,200,000	1,168,523
ANZ National International, Ltd.
6.200%, 07/19/2013 (S)		1,900,000	2,119,940
Bank of America Corp.
0.743%, 06/11/2012	GBP	3,600,000	5,368,560
Bank of Nova Scotia
3.400%, 01/22/2015		$1,200,000	1,276,640
Barclays Bank PLC
6.050%, 12/04/2017 (S)		5,200,000	5,597,899
Barclays Bank PLC (7.434% to
12/15/2017, then 3 month
LIBOR 3.170%)
(Q)(S)		600,000	594,000
BNP Paribas, MTN
2.125%, 12/21/2012		1,800,000	1,830,247
Countrywide Financial Corp, Series MTN
0.858%, 05/07/2012 (P)		6,700,000	6,626,796
Countrywide Financial Corp.
5.800%, 06/07/2012		3,400,000	3,616,424
FCE Bank PLC
7.125%, 01/16/2012	EUR	200,000	262,321
Ford Motor Credit Company LLC
7.250%, 10/25/2011		$6,350,000	6,619,640
7.800%, 06/01/2012		450,000	473,592
Foundation Re II, Ltd.
7.119%, 11/26/2010 (P)(S)		600,000	592,080
GATX Financial Corp.
5.800%, 03/01/2016		1,000,000	1,089,279
GMAC Canada, Ltd.
6.000%, 05/23/2012	EUR	2,000,000	2,547,173
Green Valley, Ltd.
4.410%, 01/10/2011 (P)(S)		400,000	503,098
HBOS PLC
6.750%, 05/21/2018 (S)		$1,000,000	977,940
ING Bank NV
1.157%, 01/13/2012 (P)(S)		10,800,000	10,765,937
International Lease Finance Corp.
5.125%, 11/01/2010		1,100,000	1,098,625
5.350%, 03/01/2012		4,300,000	4,192,500
6.500%, 09/01/2014 (S)		700,000	717,500
6.625%, 11/15/2013		600,000	579,000
6.750%, 09/01/2016 (S)		700,000	715,750
7.125%, 09/01/2018 (S)		1,300,000	1,329,250
JPMorgan Chase & Company, Series 1
1.091%, 10/12/2015 (P)	EUR	4,900,000	5,716,745
LeasePlan Corp. NV
3.000%, 05/07/2012 (S)		$1,800,000	1,861,229
Lehman Brothers Holdings, Inc.
zero coupon 04/05/2011 (H)	EUR	36,000	10,151
5.125%, 06/27/2014 (H)		850,000	242,362
6.200%, 09/26/2014 (H)(P)		$300,000	63,000
6.875%, 05/02/2018 (H)		1,200,000	261,000
7.000%, 09/27/2027 (H)		300,000	63,000
Merrill Lynch & Company, Inc.
1.006%, 06/29/2012	EUR	2,100,000	2,577,373
1.457%, 09/27/2012		1,500,000	1,834,558

The accompanying notes are an integral part of the financial statements.	229

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Metropolitan Life Global Funding I
0.927%, 07/13/2011 (P)(S)		$400,000	$400,735
Morgan Stanley
0.975%, 10/18/2016 (P)		400,000	348,874
1.218%, 03/01/2013 (P)	EUR	12,900,000	15,502,445
Mystic Re, Ltd.
10.299%, 06/07/2011 (P)(S)		$1,500,000	1,504,350
National Australia Bank, Ltd.
5.350%, 06/12/2013 (S)		1,700,000	1,857,417
New York Life Global Funding
4.650%, 05/09/2013 (S)		1,800,000	1,950,629
Pacific Life Global Funding
5.150%, 04/15/2013 (S)		600,000	645,427
Pearson Dollar Finance PLC
5.700%, 06/01/2014 (S)		2,500,000	2,769,330
Pricoa Global Funding I
0.667%, 06/26/2012 (P)(S)		7,600,000	7,528,940
Santander US Debt SA Unipersonal
1.333%, 03/30/2012 (P)(S)		12,000,000	11,823,600
SLM Corp., MTN
5.375%, 05/15/2014		4,000,000	3,680,120
SLM Corp., Series MTN
3.203%, 02/01/2014 (P)		13,000	10,971
5.050%, 11/14/2014		1,000,000	907,825
Swedbank AB
2.800%, 02/10/2012 (S)		7,200,000	7,407,173
The Goldman Sachs Group,
Inc., Series GMTN
1.015%, 01/30/2017	EUR	1,000,000	1,111,034
The Royal Bank of Scotland Group PLC
2.759%, 08/23/2013 (P)		$8,200,000	8,299,556
3.000%, 12/09/2011 (S)		1,400,000	1,437,275
4.875%, 03/16/2015		4,200,000	4,383,595
TransCapitalInvest, Ltd.
7.700%, 08/07/2013 (S)		1,300,000	1,443,861
UBS AG
1.439%, 02/23/2012 (P)		9,800,000	9,857,212
Vita Capital III, Ltd., Series B-II
1.653%, 01/01/2012 (P)(S)		500,000	495,450
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
(Q)		900,000	929,250

			177,845,291

TOTAL CORPORATE BONDS (Cost $206,625,502)			$205,344,643

MUNICIPAL BONDS - 0.18%
New Jersey - 0.06%
Tobacco Settlement Financing Corp. of
New Jersey
5.000%, 06/01/2041		900,000	615,996
Ohio - 0.05%
Buckeye Tobacco Settlement
Financing Authority
6.000%, 06/01/2042		800,000	601,976
West Virginia - 0.07%
Tobacco Settlement Finance Authority
7.467%, 06/01/2047		950,000	723,017

TOTAL MUNICIPAL BONDS (Cost $2,471,436)			$1,940,989

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 9.28%
Commercial & Residential - 6.90%
Arkle Master Issuer PLC,
Series 2010-1A, Class 2A
1.519%, 05/17/2060 (P)(S)	$4,000,000	$3,985,316
Banc of America Commercial Mortgage,
Inc., Series 2006-5, Class A4
5.414%, 09/10/2047	500,000	529,363
Banc of America Funding Corp.,
Series 2006-A, Class 1A1
4.223%, 02/20/2036 (P)	5,367,785	4,919,140
Banc of America Mortgage Securities,
Inc., Series 2005-A, Class 2A2
3.179%, 02/25/2035 (P)	783,905	681,688
Bear Stearns Adjustable Rate
Mortgage Trust
Series 2005-5, Class A1,
2.300%, 08/25/2035 (P)	357,690	339,027
Series 2005-5, Class A2,
2.400%, 08/25/2035 (P)	608,681	569,822
Series 2005-2, Class A1,
2.760%, 03/25/2035 (P)	1,136,220	1,038,863
Series 2003-3, Class 3A2,
2.764%, 05/25/2033 (P)	141,790	140,289
Series 2005-2, Class A2,
2.934%, 03/25/2035 (P)	363,321	339,678
Bear Stearns Commercial Mortgage
Securities, Series 2006-BBA7, Class A2
0.435%, 03/15/2019 (P)(S)	5,800,000	5,189,134
Citicorp Mortgage Securities, Inc.,
Series 2007-3, Class 3A1
5.500%, 04/25/2037	1,353,578	1,199,240
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A4
5.887%, 12/10/2049 (P)	183,000	194,787
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A3,
2.210%, 08/25/2035 (P)	103,198	96,175
Series 2005-6, Class A1,
2.510%, 08/25/2035 (P)	438,586	407,755
Series 2005-6, Class A2,
2.560%, 08/25/2035 (P)	465,763	433,425
Series 2005-11, Class 1A1,
2.650%, 12/25/2035 (P)	78,362	70,078
Citigroup/Deutsche Bank Commercial
Mortgage Trust,
Series 2007-CD5, Class A4
5.886%, 11/15/2044 (P)	500,000	534,523
Countrywide Home Loan Mortgage Pass
Through Trust,
Series 2004-HYB5, Class 2A1
3.215%, 04/20/2035 (P)	3,008,568	2,822,771
Credit Suisse Mortgage Capital
Certificates, Series 2007-C3, Class A4
5.911%, 06/15/2039 (P)	750,000	744,620
CS First Boston Mortgage Securities
Corp., Series 2004-AR3, Class 2A
2.685%, 04/25/2034 (P)	7,924,361	7,530,338
Granite Master Issuer PLC
Series 2006-3, Class A3,
0.306%, 12/20/2054 (P)	1,215,836	1,133,853
Series 2006-4, Class A6,
0.356%, 12/20/2054 (P)	237,490	221,481
GSR Mortgage Loan TrusT,
Series 2005-AR7, Class 2A1
2.896%, 11/25/2035 (P)	4,496,768	3,861,289

The accompanying notes are an integral part of the financial statements.	230

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Harborview Mortgage Loan Trust,
Series 2004-1, Class 2A
2.862%, 04/19/2034 (P)	$9,245,664	$8,618,521
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	800,000	833,154
Series 2006-CB17, Class A4,
5.429%, 12/12/2043	620,000	661,207
JPMorgan Mortgage Trust,
Series 2007-A1, Class 4A2
2.972%, 07/25/2035 (P)	879,927	828,378
LB-UBS Commercial Mortgage Trust,
Series 2007-C7, Class A3
5.866%, 09/15/2045 (P)	200,000	209,589
MASTR Alternative Loans Trust,
Series 2006-2, Class 2A1
0.664%, 03/25/2036 (P)	868,383	276,011
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-A10, Class A
0.474%, 02/25/2036 (P)	9,214,647	7,051,591
Merrill Lynch/Countrywide Commercial
Mortgage Trust,
Series 2007-9, Class A4
5.700%, 09/12/2049	400,000	415,425
Morgan Stanley Capital I,
Series 2007-IQ15, Class A4
6.075%, 06/11/2049 (P)	1,160,000	1,223,581
New York Mortgage Trust, Inc.,
Series 2006-1, Class 2A3
5.529%, 05/25/2036 (P)	1,700,000	1,312,063
RBSCF Trust,
Series 2009-RR2, Class WBA
6.098%, 02/16/2051 (P)(S)	3,300,000	3,592,242
Residential Accredit Loans, Inc.,
Series 2006-QO6, Class A1
0.444%, 06/25/2046 (P)	1,382,881	540,256
Structured Asset Mortgage Investments,
Inc., Series 2005-AR5, Class A3
0.517%, 07/19/2035 (P)	6,773,603	6,157,462
Swan, Series 2010-1, Class A
5.890%, 04/25/2041 (P)	2,662,472	2,359,029
Thornburg Mortgage Securities Trust,
Series 2007-2 ,Class A2A
0.394%, 06/25/2037 (P)	969,606	913,098
Wachovia Bank Commercial
Mortgage Trust
Series 2006-C23, Class A4,
5.418%, 01/15/2045 (P)	870,000	931,258
Series 2006-C28, Class A4,
5.572%, 10/15/2048	500,000	520,881
WaMu Mortgage Pass-Through
Certificates,
Series 2007-HY3, Class 4A1
5.255%, 03/25/2037 (P)	1,204,290	1,007,080
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-5, Class 3A6
6.268%, 07/25/2036	849,284	459,971
U.S. Government Agency - 2.38%
Federal Home Loan Mortgage Corp.,
Series 2979, Class MB
5.500%, 11/15/2018	1,078,442	1,124,937

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
Series 2007-114, Class A6,
0.464%, 10/27/2037 (P)		$5,000,000	$4,991,097
Series 2007-63, Class FC,
0.614%, 07/25/2037 (P)		8,992,589	8,983,766
Series 2006-30, Class KF,
0.704%, 05/25/2036 (P)		8,481,815	8,491,861
Series 2007-4, Class DF,
0.709%, 02/25/2037 (P)		1,999,426	1,997,074
Series 2003-34, Class A1,
6.000%, 04/25/2043		18,161	19,319
Series 2004-T3, Class 1A1,
6.000%, 02/25/2044		27,072	25,965
Series 2004-W12, Class 1A1,
6.000%, 07/25/2044		164,170	182,924

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $97,777,514)			$100,710,395

ASSET BACKED SECURITIES - 2.21%
AMMC CDO, Series 2005-5A, Class A1A
0.774%, 08/08/2017 (P)(S)		2,100,000	2,012,430
ARES CLO Funds,
Series 2006-6RA, Class A1B
0.764%, 03/12/2018 (P)(S)		1,484,006	1,426,520
Argent Securities, Inc.,
Series 2005-W2, Class A2B1
0.464%, 10/25/2035 (P)		327,535	296,926
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-OPX1, Class A5A
5.764%, 01/25/2037		869,262	520,818
First Franklin Mortgage Loan Asset
Backed Certificates,
Series 2006-FF15, Class A3
0.314%, 11/25/2036 (P)		794,555	790,328
Magnolia Funding, Ltd.,
Series 2010-1A, Class A1
3.000%, 04/20/2017 (S)	EUR	859,362	1,086,818
Race Point CLO, Series 2A, Class A1
0.926%, 05/15/2015 (P)(S)		$601,047	566,219
SLM Student Loan Trust,
Series 2008-9, Class A
1.998%, 04/25/2023 (P)		16,100,659	16,658,196
Wells Fargo Home Equity Trust,
Series 2005-4, Class AI2
0.514%, 12/25/2035 (P)(S)		180,798	180,448
Wood Street CLO BV, Series II-
A, Class A1
1.196%, 03/29/2021 (P)(S)	EUR	397,091	454,779

TOTAL ASSET BACKED SECURITIES (Cost $23,602,508)			$23,993,482

PREFERRED STOCKS - 0.05%
Financials - 0.05%
Commercial Banks - 0.05%
Wells Fargo & Company, Series L	7.500%	500	493,500

TOTAL PREFERRED STOCKS (Cost $500,000)			$493,500

The accompanying notes are an integral part of the financial statements.	231

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 1.66%
Repurchase Agreement - 1.19%
Morgan Stanley Tri-Party Repurchase
Agreement dated 08/31/2010 at 0.260%
to be repurchased at $12,500,090 on
09/01/2010, collateralized by
$3,680,000 Federal Home Loan
Mortgage Corp., 6.250% due
07/15/2032 (valued at $3,675,098,
including interest) and
$9,196,000 Federal National Mortgage
Association, 2.900% due 08/09/2017
(valued at $9,235,129,
including interest)	$12,500,000	$12,500,000
Repurchase Agreement with State Street
Corp. dated 08/31/2010 at 0.010% to be
repurchased at $439,000 on 09/01/2010,
collateralized by $435,000 Federal
National Mortgage Association, 6.250%
due 02/01/2011 (valued at $448,050,
including interest)	439,000	439,000

		12,939,000
Short-Term Securities* - 0.47%
U.S. Treasury Bill, 0.152%, 09/09/2010	1,380,000	1,379,957
U.S. Treasury Bill, 0.162%, 09/09/2010	360,000	359,988
U.S. Treasury Bill, 0.170%, 09/02/2010	270,000	269,999
U.S. Treasury Bill, 0.179%, 10/07/2010	498,000	497,935
U.S. Treasury Bill, 0.182%, 09/02/2010	260,000	259,999
U.S. Treasury Bill, 0.191%, 01/20/2011	810,000	809,400
U.S. Treasury Bill, 0.193%, 01/13/2011	290,000	289,800
U.S. Treasury Bill, 0.209%, 10/07/2010	330,000	329,954
U.S. Treasury Bill, 0.216%, 01/13/2011	350,000	349,756
U.S. Treasury Bill, 0.266%, 10/21/2010	590,000	589,885

		5,136,673

TOTAL SHORT-TERM INVESTMENTS (Cost $18,075,673)		$18,075,673

Total Investments (Real Return Bond Fund)
(Cost $1,377,931,505) - 130.93%		$1,421,480,769
Other assets and liabilities, net - (30.93%)		(335,795,825)

TOTAL NET ASSETS - 100.00%		$1,085,684,944

Short Term Government Income Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 91.07%
Treasury Inflation Protected Securities (D) - 2.09%
1.875%, 07/15/2013	$2,694,013	$2,849,972
U.S. Treasury Notes - 19.84%
0.750%, 08/15/2013	4,020,000	4,025,025
1.125%, 12/15/2012	2,770,000	2,805,489
1.250%, 08/31/2015	1,130,000	1,125,233
1.500%, 12/31/2013	790,000	808,207
1.750%, 03/31/2014	690,000	710,861
1.875%, 06/15/2012 to 06/30/2015	5,825,000	5,978,297
2.125%, 05/31/2015	6,865,000	7,139,051
2.500%, 03/31/2015 to 04/30/2015	4,175,000	4,415,391

		27,007,554
Federal Agricultural Mortgage Corp. - 13.24%
2.375%, 07/22/2015	4,990,000	5,111,082

Short Term Government Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal Agricultural Mortgage Corp. (continued)
3.250%, 08/11/2014	$805,000	$857,118
3.875%, 08/19/2011	770,000	796,352
4.875%, 01/14/2011 (S)	500,000	508,665
5.400%, 10/14/2011	255,000	269,075
5.500%, 07/15/2011 (S)	10,035,000	10,476,500

		18,018,792
Federal Farm Credit Bank - 7.01%
1.840%, 03/01/2013	5,500,000	5,531,592
2.625%, 04/17/2014	1,980,000	2,083,219
3.000%, 12/22/2014	360,000	362,967
3.875%, 10/07/2013	1,430,000	1,558,169

		9,535,947
Federal Home Loan Bank - 1.52%
Federal Home Loan Bank
3.625%, 10/18/2013	1,390,000	1,506,314
Federal Home Loan Bank (0.750% Steps up to
2.500% on 10/05/2010)
10/05/2011	565,000	565,251

		2,071,565
Federal Home Loan Mortgage Corp. - 9.37%
1.625%, 06/28/2013	7,450,000	7,520,581
4.500%, 10/01/2024 to 11/01/2024	4,941,595	5,228,246

		12,748,827
Federal National Mortgage Association - 22.75%
1.500%, 09/08/2014	3,320,000	3,313,641
1.750%, 02/22/2013	3,270,000	3,347,231
1.850%, 03/25/2013	2,470,000	2,486,144
1.875%, 09/09/2015	1,660,000	1,659,342
2.000%, 04/15/2013	3,765,000	3,795,685
2.050%, 01/28/2013	1,245,000	1,250,940
2.100%, 09/16/2013	3,470,000	3,472,190
2.375%, 07/28/2015	1,835,000	1,900,598
3.000%, 03/09/2015	3,500,000	3,502,114
3.579%, 07/01/2039 (P)	369,505	386,125
4.195%, 09/01/2039 (P)	924,040	979,817
4.254%, 05/01/2034 (P)	340,652	360,193
4.919%, 12/01/2038 (P)	91,103	96,820
5.175%, 04/01/2048 (P)	33,416	35,703
5.500%, 05/01/2034	4,059,970	4,376,204

		30,962,747
Government National Mortgage Association - 1.14%
3.500%, 10/20/2039 (P)	283,148	297,864
4.000%, 08/20/2039 (P)	1,187,925	1,260,133

		1,557,997
Tennessee Valley Authority - 14.11%
4.375%, 06/15/2015	4,805,000	5,408,056
4.750%, 08/01/2013	2,525,000	2,792,372
6.000%, 03/15/2013	1,687,000	1,905,328
6.790%, 05/23/2012	7,525,000	8,318,903
7.140%, 05/23/2012	700,000	775,989

		19,200,648

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $121,923,258)		$123,954,049

The accompanying notes are an integral part of the financial statements.	232

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Short Term Government Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.96%
U.S. Government Agency - 6.96%
Federal Home Loan Mortgage Corp.
Series 3573, Class MA,
4.000%, 07/15/2022	$3,582,037	$3,813,633
Series 3591, Class TA,
4.000%, 06/15/2039	147,813	154,955
Series 3545, Class PA,
4.000%, 06/15/2039	362,417	373,373
Series 3499, Class PA,
4.500%, 08/15/2036	3,088,992	3,235,531
Federal National Mortgage Association,
Series 2010-53, Class MA
4.500%, 09/25/2037	1,399,946	1,494,836
Government National Mortgage Association,
Series 2010-91, Class GA
4.500%, 09/20/2036	368,182	396,668

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $9,301,342)		$9,468,996

SHORT-TERM INVESTMENTS - 4.99%
SHORT-TERM SECURITIES* - 4.99%
Federal Home Loan Bank Discount Notes,
0.100%, 09/01/2010	$6,800,000	6,800,000

TOTAL SHORT-TERM INVESTMENTS (Cost $6,800,000)		$6,800,000

Total Investments (Short Term Government Income Fund)
(Cost $138,024,600) - 103.02%		$140,223,045
Other assets and liabilities, net - (3.02%)		(4,110,802)

TOTAL NET ASSETS - 100.00%		$136,112,243

Small Cap Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.40%
Consumer Discretionary - 18.29%
Distributors - 0.74%
LKQ Corp. (I)	59,300	$1,102,980
Diversified Consumer Services - 1.36%
Grand Canyon Education, Inc. (I)	74,899	1,280,024
Steiner Leisure, Ltd. (I)	20,913	744,712

		2,024,736
Hotels, Restaurants & Leisure - 4.47%
AFC Enterprises, Inc. (I)	40,003	430,032
Home Inns & Hotels Management,
Inc., ADR (I)	23,830	999,907
Penn National Gaming, Inc. (I)	65,240	1,838,463
Sonic Corp. (I)	50,550	387,719
Texas Roadhouse, Inc., Class A (I)	6,800	90,168
The Cheesecake Factory, Inc. (I)	65,277	1,461,552
Wyndham Worldwide Corp.	62,300	1,444,737

		6,652,578
Household Durables - 2.79%
Jarden Corp.	70,980	1,912,201
Tempur-Pedic International, Inc. (I)	83,660	2,242,088

		4,154,289
Leisure Equipment & Products - 2.23%
Brunswick Corp.	117,500	1,493,425

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Equipment & Products (continued)
RC2 Corp. (I)	98,980	$1,822,222

		3,315,647
Media - 0.82%
Focus Media Holding, Ltd., ADR (I)	63,430	1,210,879
Specialty Retail - 2.04%
Dick’s Sporting Goods, Inc. (I)	58,120	1,422,196
The Children’s Place Retail Stores, Inc. (I)	37,000	1,615,420

		3,037,616
Textiles, Apparel & Luxury Goods - 3.84%
Carter’s, Inc. (I)	72,350	1,616,299
Crocs, Inc. (I)	96,130	1,201,625
Hanesbrands, Inc. (I)	121,190	2,901,289

		5,719,213

		27,217,938
Consumer Staples - 3.52%
Beverages - 0.83%
Central European Distribution Corp. (I)	53,590	1,226,139
Food Products - 1.66%
Green Mountain Coffee Roasters, Inc. (I)	80,240	2,472,997
Personal Products - 1.03%
Herbalife, Ltd.	27,660	1,537,343

		5,236,479
Energy - 2.87%
Energy Equipment & Services - 2.05%
Dril-Quip, Inc. (I)	39,300	2,077,791
Oceaneering International, Inc. (I)	19,500	975,195

		3,052,986
Oil, Gas & Consumable Fuels - 0.82%
Overseas Shipholding Group, Inc.	37,860	1,219,092

		4,272,078
Financials - 1.42%
Capital Markets - 0.81%
Stifel Financial Corp. (I)	27,800	1,203,184
Insurance - 0.61%
Assured Guaranty, Ltd.	59,270	915,722

		2,118,906
Health Care - 19.30%
Biotechnology - 5.58%
Affymax, Inc. (I)	15,600	87,672
Alkermes, Inc. (I)	89,700	1,189,422
AMAG Pharmaceuticals, Inc. (I)	22,530	567,756
Cubist Pharmaceuticals, Inc. (I)	23,770	523,653
Incyte Corp. (I)	114,400	1,432,288
Onyx Pharmaceuticals, Inc. (I)	29,400	708,246
Pharmasset, Inc. (I)	28,900	701,981
Regeneron Pharmaceuticals, Inc. (I)	60,500	1,329,790
Rigel Pharmaceuticals, Inc. (I)	94,900	743,067
Seattle Genetics, Inc. (I)	90,020	1,030,729

		8,314,604
Health Care Equipment & Supplies - 2.56%
American Medical Systems Holdings, Inc. (I)	45,900	836,298
Cyberonics, Inc. (I)	37,240	798,053
Volcano Corp. (I)	98,250	2,171,325

		3,805,676
Health Care Providers & Services - 3.70%
Accretive Health, Inc. (I)	47,260	444,717

The accompanying notes are an integral part of the financial statements.	233

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Healthsouth Corp. (I)	70,020	$1,138,525
Lincare Holdings, Inc.	56,540	1,301,551
Owens & Minor, Inc.	57,870	1,542,814
RehabCare Group, Inc. (I)	17,960	297,418
Team Health Holdings, Inc. (I)	62,100	783,081

		5,508,106
Health Care Technology - 2.27%
Allscripts-Misys Healthcare Solutions, Inc. (I)	91,300	1,525,623
SXC Health Solutions Corp. (I)	23,903	1,859,653

		3,385,276
Life Sciences Tools & Services - 3.83%
ICON PLC, SADR (I)	62,960	1,385,120
Parexel International Corp. (I)	103,178	2,052,210
Pharmaceutical Product Development, Inc.	98,320	2,258,410

		5,695,740
Pharmaceuticals - 1.36%
Auxilium Pharmaceuticals, Inc. (I)	23,610	611,735
Salix Pharmaceuticals, Ltd. (I)	37,220	1,409,149

		2,020,884

		28,730,286
Industrials - 17.97%
Aerospace & Defense - 0.36%
AerCap Holdings NV (I)	50,500	542,370
Airlines - 2.45%
Allegiant Travel Company	35,690	1,343,015
Copa Holdings SA, Class A	47,090	2,297,050

		3,640,065
Building Products - 1.15%
Trex Company, Inc. (I)	85,186	1,707,979
Commercial Services & Supplies - 4.34%
Corrections Corp. of America (I)	187,828	4,190,443
Knoll, Inc.	68,960	925,443
SYKES Enterprises, Inc. (I)	112,394	1,344,232

		6,460,118
Electrical Equipment - 1.99%
Regal-Beloit Corp.	53,440	2,956,301
Machinery - 1.85%
ArvinMeritor, Inc. (I)	158,570	2,072,510
Wabash National Corp. (I)	110,130	675,097

		2,747,607
Professional Services - 1.45%
The Advisory Board Company (I)	53,360	2,163,214
Road & Rail - 2.26%
J.B. Hunt Transport Services, Inc.	38,050	1,245,757
Old Dominion Freight Lines, Inc. (I)	59,800	1,393,938
Vitran Corp., Inc. (I)	79,650	724,815

		3,364,510
Trading Companies & Distributors - 2.12%
Beacon Roofing Supply, Inc. (I)	121,270	1,689,291
Rush Enterprises, Inc., Class A (I)	115,740	1,469,319

		3,158,610

		26,740,774
Information Technology - 26.47%
Communications Equipment - 5.17%
Aruba Networks, Inc. (I)	21,000	385,770
DG Fastchannel, Inc. (I)	39,190	620,770

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Finisar Corp. (I)	149,580	$1,913,128
Ixia (I)	81,990	925,667
Polycom, Inc. (I)	80,090	2,280,963
Riverbed Technology, Inc. (I)	40,720	1,562,019

		7,688,317
Computers & Peripherals - 2.53%
Lexmark International, Inc., Class A (I)	32,170	1,125,628
Netezza Corp. (I)	66,044	1,285,216
QLogic Corp. (I)	90,550	1,348,742

		3,759,586
Electronic Equipment, Instruments & Components - 3.45%
Celestica, Inc. (I)	115,430	866,879
Hollysys Automation Technologies, Ltd. (I)	82,990	832,390
Multi-Fineline Electronix, Inc. (I)	51,940	1,082,430
Plexus Corp. (I)	37,810	870,386
Sanmina-SCI Corp. (I)	164,870	1,488,776

		5,140,861
Internet Software & Services - 4.04%
Equinix, Inc. (I)	17,530	1,598,911
GSI Commerce, Inc. (I)	148,950	3,391,592
VistaPrint NV (I)	33,520	1,028,394

		6,018,897
Semiconductors & Semiconductor Equipment - 4.37%
Applied Micro Circuits Corp. (I)	180,089	1,941,359
Netlogic Microsystems, Inc. (I)	53,040	1,280,916
Power Integrations, Inc.	43,290	1,185,713
Skyworks Solutions, Inc. (I)	117,750	2,103,015

		6,511,003
Software - 6.91%
Concur Technologies, Inc. (I)	34,180	1,598,599
Informatica Corp. (I)	68,060	2,188,810
Parametric Technology Corp. (I)	76,300	1,300,915
Qlik Technologies, Inc. (I)	29,800	555,174
Rovi Corp. (I)	28,060	1,220,891
SuccessFactors, Inc. (I)	82,930	1,749,823
TiVo, Inc. (I)	22,230	174,728
Websense, Inc. (I)	76,750	1,492,788

		10,281,728

		39,400,392
Materials - 2.60%
Chemicals - 0.85%
LSB Industries, Inc. (I)	76,510	1,268,536
Containers & Packaging - 1.75%
Silgan Holdings, Inc.	87,270	2,608,500

		3,877,036
Telecommunication Services - 0.96%
Wireless Telecommunication Services - 0.96%
MetroPCS Communications, Inc. (I)	159,130	1,422,622

TOTAL COMMON STOCKS (Cost $134,660,653)		$139,016,511

INVESTMENT COMPANIES - 1.09%
iShares Russell 2000 Growth Index Fund	24,800	1,627,872

TOTAL INVESTMENT COMPANIES (Cost $1,858,320)		$1,627,872

The accompanying notes are an integral part of the financial statements.	234

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 4.90%
Repurchase Agreement - 4.90%
Deutsche Bank Tri-Party Repurchase
Agreement dated 08/31/2010 at 0.250% to
be repurchased at $7,300,051 on
09/01/2010, collateralized by
$7,300,001 Federal Home Loan Mortgage
Corp., 5.500% due 08/1/2040 (valued at
$7,446,001, including interest)	$7,300,000	$7,300,000

TOTAL SHORT-TERM INVESTMENTS (Cost $7,300,000)		$7,300,000

Total Investments (Small Cap Growth Fund)
(Cost $143,818,973) - 99.39%		$147,944,383
Other assets and liabilities, net - 0.61%		902,965

TOTAL NET ASSETS - 100.00%		$148,847,348

Small Cap Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.53%
Consumer Discretionary - 13.12%
Auto Components - 0.80%
American Axle & Manufacturing
Holdings, Inc. (I)	4,555	$38,125
Amerigon, Inc. (I)	1,690	17,475
Cooper Tire & Rubber Company	4,551	73,681
Dana Holding Corp. (I)	10,527	108,007
Dorman Products, Inc. (I)	843	19,768
Drew Industries, Inc. (I)	1,448	27,700
Exide Technologies (I)	5,761	24,139
Fuel Systems Solutions, Inc. (I)(L)	1,073	34,797
Hawk Corp. (I)	400	14,656
Modine Manufacturing Company (I)	3,522	35,009
Spartan Motors, Inc.	2,713	10,554
Standard Motor Products, Inc.	1,528	13,141
Stoneridge, Inc. (I)	1,215	10,485
Superior Industries International, Inc.	1,741	25,384
Tenneco, Inc. (I)	4,488	110,943

		563,864
Automobiles - 0.03%
Winnebago Industries, Inc. (I)(L)	2,239	19,211
Distributors - 0.04%
Audiovox Corp., Class A (I)	1,475	9,337
Core-Mark Holding Company, Inc. (I)	835	21,618

		30,955
Diversified Consumer Services - 1.12%
American Public Education, Inc. (I)	1,392	34,591
Bridgepoint Education, Inc. (I)(L)	1,491	19,264
Capella Education Company (I)(L)	1,255	78,538
Coinstar, Inc. (I)	2,381	103,574
Corinthian Colleges, Inc. (I)(L)	6,635	32,379
CPI Corp.	439	9,575
Grand Canyon Education, Inc. (I)(L)	2,346	40,093
K12, Inc. (I)	1,908	44,151
Lincoln Educational Services Corp. (I)	1,286	14,043
Mac-Gray Corp.	1,028	11,102
Matthews International Corp., Class A	2,252	70,915
Pre-Paid Legal Services, Inc. (I)(L)	559	30,549
Regis Corp. (L)	4,308	72,245
Sotheby’s	5,045	134,247

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services (continued)
Steiner Leisure, Ltd. (I)	1,119	$39,848
Stewart Enterprises, Inc., Class A (L)	6,117	29,117
Universal Technical Institute, Inc.	1,583	24,457

		788,688
Hotels, Restaurants & Leisure - 2.41%
AFC Enterprises, Inc. (I)	2,061	22,156
Ambassadors Group, Inc.	1,556	17,077
Ameristar Casinos, Inc.	2,162	35,478
Biglari Holdings, Inc. (I)	109	31,654
BJ’s Restaurants, Inc. (I)(L)	1,728	41,368
Bob Evans Farms, Inc.	2,304	58,867
Boyd Gaming Corp. (I)(L)	4,219	29,280
Buffalo Wild Wings, Inc. (I)	1,367	57,168
California Pizza Kitchen, Inc. (I)	1,476	22,671
CEC Entertainment, Inc. (I)	1,660	52,074
Churchill Downs, Inc.	889	30,555
Cracker Barrel Old Country Store, Inc.	1,793	79,986
Denny’s Corp. (I)	7,900	18,842
DineEquity, Inc. (I)	1,367	43,635
Domino’s Pizza, Inc. (I)	2,841	36,422
Gaylord Entertainment Company (I)(L)	2,670	69,847
Interval Leisure Group, Inc. (I)	3,078	38,506
Isle of Capri Casinos, Inc. (I)(L)	1,383	9,792
Jack in the Box, Inc. (I)	4,115	83,041
Jamba, Inc. (I)	5,156	9,178
Krispy Kreme Doughnuts, Inc. (I)	4,647	18,402
Landry’s Restaurants, Inc. (I)	573	13,953
Life Time Fitness, Inc. (I)	3,147	106,904
Marcus Corp.	1,749	19,239
McCormick & Schmick’s Seafood
Restaurants, Inc. (I)	1,407	8,723
Morgans Hotel Group Company (I)	1,981	12,361
Multimedia Games, Inc. (I)	2,530	8,830
O’Charley’s, Inc. (I)	1,592	8,772
Orient Express Hotels, Ltd., Class A (I)(L)	6,946	60,013
P.F. Chang’s China Bistro, Inc. (L)	1,736	74,318
Papa John’s International, Inc. (I)	1,597	38,025
Peet’s Coffee & Tea, Inc. (I)(L)	886	30,372
Pinnacle Entertainment, Inc. (I)	4,729	46,344
Red Robin Gourmet Burgers, Inc. (I)	1,198	22,199
Ruby Tuesday, Inc. (I)(L)	4,922	45,332
Ruth’s Hospitality Group, Inc. (I)	2,573	8,414
Scientific Games Corp. (I)(L)	4,953	50,570
Shuffle Master, Inc. (I)	4,188	33,295
Sonic Corp. (I)	4,723	36,225
Speedway Motorsports, Inc.	1,015	13,520
Texas Roadhouse, Inc., Class A (I)	4,349	57,668
The Cheesecake Factory, Inc. (I)(L)	4,533	101,494
Vail Resorts, Inc. (I)(L)	2,748	90,766

		1,693,336
Household Durables - 0.77%
American Greetings Corp., Class A	2,966	57,244
Beazer Homes USA, Inc. (I)(L)	5,761	19,933
Blyth, Inc.	458	17,459
Cavco Industries, Inc. (I)	528	17,693
CSS Industries, Inc.	711	10,978
Ethan Allen Interiors, Inc. (L)	1,877	25,321
Furniture Brands International, Inc. (I)	3,374	15,689
Helen of Troy, Ltd. (I)	2,283	50,808
Hooker Furniture Corp.	953	8,911
Hovnanian Enterprises, Inc., Class A (I)(L)	4,130	14,125
iRobot Corp. (I)	1,600	26,512
Kid Brands, Inc. (I)	1,095	8,946

The accompanying notes are an integral part of the financial statements.	235

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
La-Z-Boy, Inc. (I)	3,884	$26,023
Libbey, Inc. (I)	1,341	15,046
Lifetime Brands, Inc. (I)	785	10,707
M/I Homes, Inc. (I)	1,484	13,994
Meritage Homes Corp. (I)	2,433	43,453
National Presto Industries, Inc.	353	35,307
Ryland Group, Inc. (L)	3,328	53,614
Sealy Corp. (I)	3,821	9,056
Skyline Corp.	591	10,821
Standard Pacific Corp. (I)	8,117	28,328
Universal Electronics, Inc. (I)	1,065	20,373

		540,341
Internet & Catalog Retail - 0.41%
Blue Nile, Inc. (I)(L)	967	39,705
drugstore.com, Inc. (I)	7,630	11,979
Gaiam, Inc., Class A	1,519	8,157
HSN, Inc. (I)	2,934	77,135
NutriSystem, Inc. (L)	2,385	41,881
Orbitz Worldwide, Inc. (I)	1,613	8,130
Overstock.com, Inc. (I)(L)	1,154	16,214
PetMed Express, Inc. (L)	1,767	27,300
Shutterfly, Inc. (I)	2,025	45,016
US Auto Parts Network, Inc. (I)	1,119	9,198

		284,715
Leisure Equipment & Products - 0.71%
Arctic Cat, Inc. (I)	1,074	7,507
Brunswick Corp. (L)	6,683	84,941
Callaway Golf Company (L)	4,982	31,138
Eastman Kodak Company (I)(L)	20,312	70,889
Jakks Pacific, Inc. (I)	2,200	32,780
Leapfrog Enterprises, Inc. (I)	2,738	12,869
Polaris Industries, Inc. (L)	2,334	124,472
Pool Corp. (L)	3,755	69,280
RC2 Corp. (I)	1,659	30,542
Smith & Wesson Holding Corp. (I)	4,559	17,096
Sturm Ruger & Company, Inc. (L)	1,489	19,163

		500,677
Media - 1.30%
AH Belo Corp. (I)	1,486	9,926
Arbitron, Inc.	2,015	51,262
Ascent Media Corp., Class A (I)	1,167	31,165
Ballantyne of Omaha, Inc. (I)	1,299	10,197
Belo Corp., Class A (I)	7,010	36,662
Cinemark Holdings, Inc.	4,313	63,013
CKX, Inc. (I)	4,304	20,186
Dex One Corp. (I)	3,825	32,589
Entercom Communications Corp., Class A (I)	2,022	11,121
EW Scripps Company (I)	2,512	17,056
Fisher Communications, Inc. (I)	625	10,425
Global Sources, Ltd. (I)(L)	1,843	12,883
Gray Television, Inc. (I)	4,203	7,776
Harte-Hanks, Inc.	2,945	30,127
Journal Communications, Inc., Class A (I)	3,458	13,694
Knology, Inc. (I)	2,386	27,988
Lee Enterprises, Inc. (I)(L)	3,892	8,640
LIN TV Corp., Class A (I)	2,623	10,466
Lions Gate Entertainment Corp. (I)	6,357	45,389
Live Nation Entertainment, Inc. (I)	10,640	91,930
Martha Stewart Living Omnimedia,
Inc., Class A (I)(L)	2,274	9,869
Media General, Inc., Class A (I)(L)	1,808	13,904
Mediacom Communications
Corp., Class A (I)(L)	3,191	18,444

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
National CineMedia, Inc.	3,330	$52,914
Playboy Enterprises, Inc., Class B (I)	1,976	10,058
Rentrak Corp. (I)	786	17,323
Scholastic Corp.	2,286	53,561
Sinclair Broadcast Group, Inc., Class A (I)	3,601	21,534
SuperMedia, Inc., Escrow Certificates (I)	1,007	9,103
The McClatchy Company, Class A (I)(L)	4,678	12,537
Valassis Communications, Inc. (I)	3,751	109,942
Warner Music Group Corp. (I)	3,517	14,701
World Wrestling Entertainment,
Inc., Class A (L)	1,909	26,764

		913,149
Multiline Retail - 0.39%
99 Cents Only Stores (I)	3,461	60,568
Dillard’s, Inc., Class A (L)	3,465	75,780
Fred’s, Inc., Class A	3,066	33,787
Retail Ventures, Inc. (I)	1,815	15,319
Saks, Inc. (I)(L)	10,230	80,715
Tuesday Morning Corp. (I)	2,459	9,123

		275,292
Specialty Retail - 3.13%
Americas Car-Mart, Inc. (I)	804	20,100
AnnTaylor Stores Corp. (I)	4,430	67,912
Asbury Automotive Group, Inc. (I)	2,219	26,473
Barnes & Noble, Inc. (L)	2,921	44,224
Bebe Stores, Inc.	2,554	14,532
Big 5 Sporting Goods Corp.	1,736	20,598
Brown Shoe Company, Inc.	3,279	34,495
Build A Bear Workshop, Inc. (I)	1,538	7,690
Cabela’s, Inc. (I)(L)	3,049	47,503
Casual Male Retail Group, Inc. (I)	3,591	11,527
Charming Shoppes, Inc. (I)(L)	8,840	29,791
Christopher & Banks Corp.	2,797	18,013
Citi Trends, Inc. (I)	1,123	25,380
Coldwater Creek, Inc. (I)(L)	4,714	20,317
Collective Brands, Inc. (I)(L)	4,871	62,982
Destination Maternity Corp. (I)	414	11,012
DSW, Inc., Class A (I)	1,058	25,128
Express, Inc. (I)	1,212	16,495
Genesco, Inc. (I)	1,792	45,230
Group 1 Automotive, Inc. (I)(L)	1,861	46,972
Gymboree Corp. (I)	2,214	83,313
Haverty Furniture Companies, Inc.	1,463	14,059
hhgregg, Inc. (I)	1,009	19,070
Hibbett Sports, Inc. (I)(L)	2,207	51,158
Hot Topic, Inc.	3,545	18,399
Jo-Ann Stores, Inc. (I)	2,064	83,922
Jos. A. Bank Clothiers, Inc. (I)(L)	2,069	75,581
Kirklands, Inc. (I)	1,329	15,164
Lithia Motors, Inc., Class A (L)	1,668	12,744
Lumber Liquidators Holdings, Inc. (I)(L)	1,704	34,131
MarineMax, Inc. (I)	1,856	12,175
Midas, Inc. (I)	1,267	8,793
Monro Muffler Brake, Inc.	1,496	62,652
OfficeMax, Inc. (I)	6,409	62,424
Pacific Sunwear of California, Inc. (I)	5,174	19,506
Penske Auto Group, Inc. (I)(L)	3,361	40,366
PEP Boys - Manny, Moe & Jack	3,981	35,909
Pier 1 Imports, Inc. (I)	7,940	48,434
Rent-A-Center, Inc.	4,949	99,376
Rue21, Inc. (I)	1,121	23,642
Sally Beauty Holdings, Inc. (I)(L)	7,188	62,032
Select Comfort Corp. (I)	4,161	22,469

The accompanying notes are an integral part of the financial statements.	236

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Shoe Carnival, Inc. (I)	726	$12,001
Sonic Automotive, Inc. (I)	3,031	26,703
Stage Stores, Inc.	2,923	32,621
Stein Mart, Inc. (I)	2,121	15,324
Systemax, Inc.	872	10,263
Talbots, Inc. (I)(L)	5,308	52,974
The Buckle, Inc. (L)	1,952	46,750
The Cato Corp., Class A	2,107	48,356
The Children’s Place Retail Stores, Inc. (I)	2,080	90,813
The Dress Barn, Inc. (I)	4,450	92,783
The Finish Line, Inc., Class A	3,844	50,741
The Men’s Wearhouse, Inc.	3,943	76,021
The Wet Seal, Inc., Class A (I)	7,861	23,740
Ulta Salon, Cosmetics & Fragrance, Inc. (I)	2,381	53,930
Vitamin Shoppe, Inc. (I)	1,199	29,268
West Marine, Inc. (I)	1,218	10,256
Zumiez, Inc. (I)	1,560	23,197

		2,197,434
Textiles, Apparel & Luxury Goods - 2.01%
Carter’s, Inc. (I)	4,460	99,636
Cherokee, Inc.	713	12,413
Columbia Sportswear Company (L)	864	40,271
Crocs, Inc. (I)(L)	6,497	81,213
Deckers Outdoor Corp. (I)	2,911	126,541
G-III Apparel Group, Ltd. (I)	1,185	28,582
Iconix Brand Group, Inc. (I)	5,489	83,625
Jones Apparel Group, Inc.	6,572	101,077
K-Swiss, Inc., Class A (I)	2,119	24,093
Kenneth Cole Productions, Inc., Class A (I)	747	9,024
Liz Claiborne, Inc. (I)(L)	7,218	30,316
Maidenform Brands, Inc. (I)	1,735	46,272
Movado Group, Inc. (I)(L)	1,265	12,827
Oxford Industries, Inc.	1,078	21,258
Perry Ellis International, Inc. (I)	808	14,835
Quiksilver, Inc. (I)(L)	9,881	35,473
RG Barry Corp.	913	9,870
Skechers U.S.A., Inc., Class A (I)	2,608	66,426
Steven Madden, Ltd. (I)	1,860	64,040
The Timberland Company, Class A (I)	3,153	50,669
The Warnaco Group, Inc. (I)	3,336	139,712
True Religion Apparel, Inc. (I)(L)	1,954	34,351
Under Armour, Inc., Class A (I)(L)	2,656	95,271
Unifi, Inc. (I)	3,352	13,978
Unifirst Corp.	1,052	41,302
Volcom, Inc. (I)	1,495	23,307
Weyco Group, Inc.	663	15,534
Wolverine World Wide, Inc.	3,728	94,207

		1,416,123

		9,223,785
Consumer Staples - 3.18%
Beverages - 0.14%
Boston Beer Company, Inc. (I)	666	43,763
Coca-Cola Bottling Company Consolidated	336	16,709
Heckmann Corp. (I)	6,797	27,188
National Beverage Corp.	859	12,318

		99,978
Food & Staples Retailing - 0.99%
Arden Group, Inc.	114	9,973
Casey’s General Stores, Inc.	4,199	157,966
Ingles Markets, Inc.	1,157	17,100
Nash Finch Company	978	38,406
Pricesmart, Inc.	1,242	32,056

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Rite Aid Corp. (I)	42,977	$37,459
Ruddick Corp.	3,268	105,785
Spartan Stores, Inc.	1,761	23,016
The Andersons, Inc.	1,386	49,660
The Great Atlantic & Pacific Tea
Company, Inc. (I)(L)	2,726	8,287
The Pantry, Inc. (I)	1,758	33,086
United Natural Foods, Inc. (I)	3,259	113,218
Village Super Market, Inc.	563	14,599
Weis Markets, Inc.	822	28,902
Winn-Dixie Stores, Inc. (I)	4,211	27,624

		697,137
Food Products - 1.28%
B&G Foods, Inc.	3,626	38,726
Cal-Maine Foods, Inc.	1,087	32,262
Calavo Growers, Inc. (L)	888	17,431
Chiquita Brands International, Inc. (I)	3,407	42,792
Darling International, Inc. (I)	6,319	47,519
Diamond Foods, Inc. (L)	1,653	69,806
Dole Food Company, Inc. (I)(L)	2,741	23,682
Farmer Brothers Company	631	8,967
Fresh Del Monte Produce, Inc. (I)	2,907	63,867
Imperial Sugar Company	1,020	12,903
J & J Snack Foods Corp.	1,093	41,261
John B. Sanfilippo & Son, Inc. (I)	793	10,150
Lancaster Colony Corp. (L)	1,440	65,621
Lance, Inc.	1,989	42,783
Limoneira Colimoneira Co	669	10,985
Pilgrim’s Pride Corp. (I)	3,720	23,287
Sanderson Farms, Inc.	1,717	73,848
Seneca Foods Corp., Class A (I)	675	16,848
Smart Balance, Inc. (I)	4,961	18,058
Synutra International, Inc. (I)	1,504	15,281
The Hain Celestial Group, Inc. (I)	3,116	69,611
Tootsie Roll Industries, Inc. (L)	1,808	42,687
TreeHouse Foods, Inc. (I)	2,610	108,315

		896,690
Household Products - 0.19%
Central Garden & Pet Company, Class A (I)	4,289	40,059
Oil-Dri Corp of America	550	11,292
Spectrum Brands Holdings, Inc. (I)	1,367	34,872
WD-40 Company	1,277	44,912

		131,135
Personal Products - 0.35%
Elizabeth Arden, Inc. (I)	1,899	31,087
Inter Parfums, Inc.	1,144	18,784
Medifast, Inc. (I)(L)	1,028	27,468
Nu Skin Enterprises, Inc., Class A	3,690	94,353
Nutraceutical International Corp. (I)	867	11,765
Prestige Brands Holdings, Inc. (I)	3,241	23,983
Revlon, Inc. (I)	891	9,667
Schiff Nutrition International, Inc.	1,117	9,617
USANA Health Sciences, Inc. (I)	464	19,720

		246,444
Tobacco - 0.23%
Alliance One International, Inc. (I)(L)	6,817	23,860
Star Scientific, Inc. (I)(L)	7,653	11,403
Universal Corp.	1,794	63,974
Vector Group, Ltd. (L)	3,247	61,855

		161,092

		2,232,476

The accompanying notes are an integral part of the financial statements.	237

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 5.28%
Energy Equipment & Services - 1.89%
Allis-Chalmers Energy, Inc. (I)	2,998	$11,602
Basic Energy Services, Inc. (I)	1,911	13,721
Boots & Coots, Inc. (I)	6,437	19,182
Bristow Group, Inc. (I)	2,692	88,836
Cal Dive International, Inc. (I)	7,224	33,014
CARBO Ceramics, Inc.	1,421	107,612
Complete Production Services, Inc. (I)	5,868	103,512
Dawson Geophysical Company (I)	652	15,752
Dril-Quip, Inc. (I)	2,548	134,713
Global Industries, Ltd. (I)	7,699	35,146
Gulf Islands Fabrication, Inc.	1,155	17,186
Gulfmark Offshore, Inc., Class A (I)	1,764	47,557
Helix Energy Solutions Group, Inc. (I)	7,884	71,744
Hercules Offshore, Inc. (I)(L)	8,967	19,189
Hornbeck Offshore Services, Inc. (I)	1,784	28,187
ION Geophysical Corp. (I)	9,632	32,941
Key Energy Services, Inc. (I)	9,398	75,278
Lufkin Industries, Inc.	2,253	87,101
Matrix Service Company (I)	2,081	17,709
Natural Gas Services Group, Inc. (I)	1,018	14,456
Newpark Resources, Inc. (I)	6,703	58,517
OYO Geospace Corp. (I)	325	16,006
Parker Drilling Company (I)	8,826	32,038
PHI, Inc. (I)	1,098	15,921
Pioneer Drilling Company (I)	4,211	22,908
RPC, Inc. (L)	2,199	35,866
Superior Well Services, Inc. (I)(L)	1,876	41,516
T-3 Energy Services, Inc. (I)	1,012	22,345
Tesco Corp. (I)	2,324	23,054
TetraTechnologies, Inc. (I)	5,761	48,335
Vantage Drilling Company (I)	9,858	13,308
Willbros Group, Inc. (I)	3,102	24,289

		1,328,541
Oil, Gas & Consumable Fuels - 3.39%
Abraxas Petroleum Corpabraxas
Petroleum Corp. (I)	5,436	13,101
American Oil & Gas, Inc. (I)	3,793	25,982
Apco Oil and Gas International, Inc.	674	17,524
Approach Resources, Inc. (I)	1,172	10,196
ATP Oil & Gas Corp. (I)(L)	3,376	38,520
Berry Petroleum Company, Class A (L)	3,823	103,794
Bill Barrett Corp. (I)	3,410	111,030
BPZ Resources, Inc. (I)(L)	7,392	29,198
Brigham Exploration Company (I)(L)	8,745	133,973
Callon Petroleum Company (I)	2,339	8,654
Camac Energy, Inc. (I)	3,770	8,746
Carrizo Oil & Gas, Inc. (I)(L)	2,353	49,319
Cheniere Energy, Inc. (I)(L)	4,901	11,860
Clayton Williams Energy, Inc. (I)	455	20,830
Clean Energy Fuels Corp. (I)(L)	3,046	44,015
Cloud Peak Energy, Inc. (I)	2,341	37,035
Contango Oil & Gas Company (I)	887	38,895
Crosstex Energy, Inc. (I)(L)	3,165	23,516
CVR Energy, Inc. (I)	2,398	17,074
Delta Petroleum Corp. (I)(L)	14,771	10,192
DHT Holdings, Inc.	3,963	15,337
Endeavour International Corp. (I)(L)	11,513	13,585
Energy Partners, Ltd. (I)	2,182	23,849
Energy XXI Bermuda, Ltd. (I)	3,802	76,002
FX Energy, Inc. (I)(L)	3,751	12,041
Gastar Exploration, Ltd. (I)	3,580	10,740
General Maritime Corp.	5,906	26,400
Georesources, Inc. (I)	1,033	15,609

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
GMX Resources, Inc. (I)(L)	2,464	$10,472
Golar LNG Energy, Ltd. (I)	574	719
Golar LNG, Ltd.	2,722	28,254
Goodrich Petroleum Corp. (I)(L)	1,878	24,940
Green Plains Renewable Energy, Inc. (I)	1,277	11,876
Gulfport Energy Corp. (I)	2,033	23,115
Harvest Natural Resources, Inc. (I)	2,550	17,876
Houston American Energy Corp.	1,407	12,663
International Coal Group, Inc. (I)	9,902	45,252
James River Coal Company (I)	2,108	33,349
Knightsbridge Tankers, Ltd.	1,311	22,943
Kodiak Oil & Gas Corp. (I)(L)	9,085	22,349
L&l Energy, Inc. (I)(L)	1,290	10,849
Magnum Hunter Resources Corp. (I)	3,769	14,548
McMoRan Exploration Company (I)(L)	6,273	89,014
Nordic American Tanker Shipping, Ltd. (L)	3,415	90,395
Northern Oil and Gas, Inc. (I)	3,323	46,655
Overseas Shipholding Group, Inc. (L)	1,917	61,727
Panhandle Oil and Gas, Inc.	571	12,716
Patriot Coal Corp. (I)(L)	5,895	60,601
Penn Virginia Corp.	3,371	46,992
Petroleum Development Corp. (I)	1,439	38,709
Petroquest Energy, Inc. (I)	4,137	24,739
Ram Energy Resources, Inc. (I)	4,927	8,130
Rentech, Inc. (I)	17,470	12,229
Resolute Energy Corp. (I)(L)	2,794	29,840
REX American Resources Corp (I)	665	8,685
Rex Energy Corp. (I)	2,448	27,687
Rosetta Resources, Inc. (I)	3,965	78,111
Scorpio Tankers, Inc. (I)	1,088	11,772
Ship Finance International, Ltd.	3,289	57,590
Stone Energy Corp. (I)(L)	3,251	36,769
Swift Energy Company (I)	2,830	76,269
Syntroleum Corp. (I)	6,072	9,169
Teekay Tankers, Ltd., Class A (L)	2,040	23,562
Transatlantic Petroleum, Ltd. (I)(L)	10,990	29,673
Uranium Energy Corp. (I)(L)	4,941	12,550
USEC, Inc. (I)(L)	8,611	40,472
VAALCO Energy, Inc. (I)	3,820	21,736
Venoco, Inc. (I)	1,511	26,745
W&T Offshore, Inc.	2,640	23,866
Warren Resources, Inc. (I)	5,650	17,402
Western Refining, Inc. (I)(L)	4,044	17,632
World Fuel Services Corp. (L)	4,453	113,730

		2,381,389

		3,709,930
Financials - 21.15%
Capital Markets - 2.16%
American Capital, Ltd. (I)(L)	25,575	129,665
Apollo Investment Corp.	14,435	138,143
Arlington Asset Investment Corp.	595	11,805
Artio Global Investors, Inc.	2,072	28,697
BGC Partners, Inc., Class A	4,375	22,575
BlackRock Kelso Capital Corp.	4,938	53,330
Calamos Asset Management, Inc.	1,553	14,691
Capital Southwest Corp.	214	18,669
Cohen & Steers, Inc.	1,315	28,062
Cowen Group, Inc., Class A (I)	2,905	9,964
Diamond Hill Investment Group, Inc.	209	10,753
Duff & Phelps Corp.	2,121	21,189
Epoch Holding Corp.	1,084	10,742
Evercore Partners, Inc., Class A	1,180	28,898
FBR Capital Markets Corp. (I)	4,174	14,275

The accompanying notes are an integral part of the financial statements.	238

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Fifth Street Finance Corp.	3,972	$39,164
Financial Engines, Inc. (I)(L)	1,021	13,641
GAMCO Investors, Inc., Class A	526	18,568
GFI Group, Inc.	5,054	22,642
Gladstone Capital Corp. (L)	1,638	17,084
Gladstone Investment Corp.	1,905	11,240
Gleacher & Company, Inc. (I)	6,143	10,320
Golub Capital BDC Inc.	594	8,542
Harris & Harris Group, Inc. (I)	2,724	10,297
Hercules Technology Growth Capital, Inc.	2,728	24,975
HFF, Inc. (I)	1,642	13,087
International Assets Holding Corp. (I)	993	16,255
Investment Technology Group, Inc. (I)	3,249	43,179
JMP Group, Inc.	1,367	7,833
Kayne Anderson Energy
Development Company	868	12,664
KBW, Inc.	2,672	58,704
Knight Capital Group, Inc., Class A (I)	6,998	83,136
LaBranche & Company, Inc. (I)	3,011	11,713
Main Street Capital Corp. (L)	987	14,637
MCG Capital Corp.	5,806	30,656
MF Global Holdings, Ltd. (I)	7,901	52,147
MVC Capital, Inc.	1,841	23,638
NGP Capital Resources Company	1,790	14,481
Oppenheimer Holdings, Inc., Class A	759	17,685
optionsXpress Holdings, Inc. (I)	3,170	45,141
PennantPark Investment Corp.	2,402	23,732
Penson Worldwide, Inc. (I)(L)	1,762	8,123
Piper Jaffray Companies, Inc. (I)	1,295	35,768
Prospect Capital Corp.	5,249	48,186
Safeguard Scientifics, Inc. (I)	1,612	18,538
Sanders Morris Harris Group, Inc.	1,780	9,167
Solar Capital Ltd.	373	7,326
Stifel Financial Corp. (I)	2,544	110,104
SWS Group, Inc.	2,177	15,696
Teton Advisors, Inc., Class A (I)	20	140
TICC Capital Corp.	2,096	19,199
TradeStation Group, Inc. (I)	3,164	18,573
Triangle Capital Corp.	1,018	15,698
Virtus Investment Partners, Inc. (I)	426	11,302
Westwood Holdings Group, Inc.	463	14,168

		1,518,607
Commercial Banks - 5.83%
1st Source Corp.	1,184	19,204
1st United Bancorp, Inc. (I)	1,880	11,111
Alliance Financial Corp.	478	13,590
American National Bankshares, Inc.	594	11,755
Ameris Bancorp (I)(L)	1,889	14,810
Ames National Corp.	692	11,826
Arrow Financial Corp.	738	16,826
BancFirst Corp.	508	18,898
Banco Latinoamericano de Exportaciones SA	2,042	25,913
Bancorp Rhode Island, Inc.	377	10,714
Bancorp, Inc. (I)	1,863	11,960
Bank of Marin Bancorp	464	14,611
Bank of the Ozarks, Inc.	977	35,895
Boston Private Financial Holdings, Inc.	5,635	35,331
Bridge Bancorp, Inc.	571	12,551
Bryn Mawr Bank Corp.	802	13,089
Camden National Corp.	598	18,233
Capital City Bank Group, Inc. (L)	952	10,415
Cardinal Financial Corp.	2,225	20,426
Cathay General Bancorp	5,907	56,648
Center Financial Corp. (I)	2,881	13,339

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Centerstate Banks, Inc.	2,006	$17,292
Chemical Financial Corp.	1,819	35,143
Citizens & Northern Corp.	1,063	11,204
Citizens Republic Banking Corp., Inc. (I)	30,182	23,542
City Holding Company (L)	1,185	33,832
CNB Financial Corp.	1,040	13,322
CoBiz Financial, Inc.	2,591	13,810
Columbia Banking System, Inc.	2,959	52,700
Community Bank Systems, Inc. (L)	2,442	55,140
Community Trust Bancorp, Inc.	1,049	27,631
CVB Financial Corp. (L)	6,668	45,542
Danvers Bancorp, Inc.	1,521	22,921
Eagle Bancorp, Inc. (I)	1,319	14,364
Enterprise Financial Services Corp.	1,302	10,546
Financial Institutions, Inc.	885	12,709
First Bancorp, Inc./ME	825	10,890
First Bancorp/Troy NC	1,157	14,046
First Busey Corp. (L)	4,067	17,407
First Commonwealth Financial Corp.	6,557	32,457
First Community Bancshares, Inc.	1,232	15,905
First Financial Bancorp	4,339	69,207
First Financial Bankshares, Inc. (L)	1,500	67,005
First Financial Corp./IN	864	24,831
First Interstate Bancsystem, Inc.	1,027	11,728
First Merchants Corp.	2,027	15,669
First Midwest Bancorp, Inc.	5,521	60,621
First of Long Island Corp.	560	13,776
FirstMerit Corp.	7,974	137,950
FNB Corp. (L)	8,507	66,099
German American Bancorp, Inc. (L)	957	14,967
Glacier Bancorp, Inc. (L)	5,349	74,030
Great Southern Bancorp, Inc.	821	16,486
Hancock Holding Company	2,164	58,904
Hanmi Financial Corp. (I)	8,461	10,238
Heartland Financial USA, Inc.	1,019	14,317
Heritage Financial Corp. (I)	882	11,201
Home Bancorp, Inc. (I)	742	9,765
Home Bancshares, Inc.	1,643	35,390
Hudson Valley Holding Corp.	955	15,528
IBERIABANK Corp.	1,973	96,184
Independent Bank Corp./MA (L)	1,534	32,168
International Bancshares Corp. (L)	3,965	61,854
Investors Bancorp, Inc. (I)	3,587	38,094
Lakeland Bancorp, Inc./NJ (L)	1,664	13,179
Lakeland Financial Corp./IN	1,196	22,174
MainSource Financial Group, Inc.	1,755	10,653
MB Financial, Inc.	3,975	59,546
Merchants Bancshares, Inc.	458	10,713
Metro Bancorp, Inc. (I)	1,155	10,684
MidSouth Bancorp, Inc.	731	8,947
Nara Bancorp, Inc. (I)	2,931	17,498
National Bankshares, Inc.	648	15,098
National Penn Bancshares, Inc.	9,480	55,079
NBT Bancorp, Inc.	2,538	51,826
Northfield Bancorp, Inc. (L)	1,427	15,554
Old National Bancorp	6,439	59,368
OmniAmerican Bancorp, Inc. (I)	1,085	12,065
Oriental Financial Group, Inc.	2,479	32,847
Orrstown Financial Services, Inc.	554	11,285
Pacific Continental Corp.	1,587	13,029
PacWest Bancorp (L)	2,310	39,409
Park National Corp.	913	54,826
Peapack Gladstone Financial Corp.	781	8,396
Penns Woods Bancorp, Inc.	381	11,491
Peoples Bancorp, Inc.	902	10,905

The accompanying notes are an integral part of the financial statements.	239

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Pinnacle Financial Partners, Inc. (I)(L)	2,611	$22,350
PrivateBancorp, Inc.	3,906	40,857
Prosperity Bancshares, Inc. (L)	3,419	97,271
Renasant Corp.	1,596	21,402
Republic Bancorp, Inc., Class A	712	13,827
S&T Bancorp, Inc.	1,869	31,717
S.Y. Bancorp, Inc. (L)	889	21,078
Sandy Spring Bancorp, Inc.	1,826	26,714
SCBT Financial Corp.	946	27,198
Sierra Bancorp	861	9,919
Signature Bank (I)	3,024	110,497
Simmons First National Corp., Class A	1,217	30,887
Southside Bancshares, Inc.	1,218	22,095
Southwest Bancorp, Inc.	1,493	17,782
State Bancorp, Inc.	1,455	12,338
StellarOne Corp.	1,755	18,155
Sterling Bancorp	2,074	18,044
Sterling Bancshares, Inc.	6,939	34,417
Suffolk Bancorp	737	17,356
Susquehanna Bancshares, Inc. (L)	9,708	76,790
SVB Financial Group (I)(L)	3,095	115,041
Taylor Capital Group, Inc. (I)(L)	863	8,345
Texas Capital Bancshares, Inc. (I)	2,684	41,065
Tompkins Financial Corp.	601	22,081
Tower Bancorp, Inc.	525	9,860
TowneBank (L)	1,764	25,225
TriCo Bancshares	1,077	14,938
Trustmark Corp. (L)	4,648	88,637
UMB Financial Corp.	2,306	73,515
Umpqua Holdings Corp.	8,557	88,993
Union First Market Bankshares Corp.	1,357	15,741
United Bankshares, Inc. (L)	2,888	66,453
United Community Banks, Inc. (I)(L)	7,278	18,049
Univest Corp. of Pennsylvania	1,269	20,304
Virginia Commerce Bancorp, Inc. (I)	1,786	9,859
Washington Banking Company	1,282	15,461
Washington Trust Bancorp, Inc. (L)	1,076	19,465
Webster Financial Corp.	4,880	78,519
WesBanco, Inc.	1,765	26,916
West Bancorp, Inc. (I)	1,429	8,431
West Coast Bancorp (I)	7,454	17,591
Westamerica Bancorp. (L)	2,104	106,631
Western Alliance Bancorp (I)	4,453	27,252
Whitney Holding Corp.	7,251	53,875
Wilshire Bancorp, Inc.	1,584	9,821
Wintrust Financial Corp.	2,324	66,838

		4,097,732
Consumer Finance - 0.56%
Advance America Cash Advance Centers, Inc.	4,382	14,680
Cardtronics, Inc. (I)	2,061	28,545
Cash America International, Inc.	2,236	68,489
Credit Acceptance Corp. (I)(L)	423	23,963
Dollar Financial Corp. (I)	1,897	36,688
EZCORP, Inc., Class A (I)	3,518	63,254
First Cash Financial Services, Inc. (I)	2,320	55,355
Nelnet, Inc., Class A	2,026	44,390
The First Marblehead Corp. (I)(L)	4,738	9,713
World Acceptance Corp. (I)	1,241	50,571

		395,648
Diversified Financial Services - 0.48%
Compass Diversified Holdings	2,455	34,812
Encore Capital Group, Inc. (I)	1,080	21,395
Life Partners Holdings, Inc. (L)	633	9,349

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
MarketAxess Holdings, Inc.	2,074	$31,711
Medallion Financial Corp.	1,573	11,090
NewStar Financial, Inc. (I)	2,250	15,098
PHH Corp. (I)(L)	4,170	77,187
PICO Holdings, Inc. (I)	1,707	47,659
Portfolio Recovery Associates, Inc. (I)	1,289	82,109
THL Credit, Inc.	763	8,843

		339,253
Insurance - 2.93%
Alterra Capital Holdings, Ltd.	7,117	131,949
Ambac Financial Group, Inc. (I)(L)	23,052	12,586
American Equity Investment Life
Holding Company	4,440	42,136
American Physicians Capital, Inc.	599	24,763
American Physicians Service Group, Inc.	587	15,438
American Safety Insurance Holdings, Ltd. (I)	932	14,567
AMERISAFE, Inc. (I)	1,449	25,459
Amtrust Financial Services, Inc.	1,721	23,492
Argo Group International Holdings, Ltd.	2,301	70,111
Baldwin & Lyons, Inc., Class B	684	15,178
Citizens, Inc., Class A (I)(L)	3,035	20,456
CNA Surety Corp. (I)	1,360	22,794
CNO Financial Group, Inc. (I)	16,673	78,863
Delphi Financial Group, Inc., Class A	3,548	79,120
Donegal Group, Inc.	971	10,642
eHealth, Inc. (I)	1,886	19,105
EMC Insurance Group, Inc.	406	8,355
Employers Holdings, Inc.	3,238	47,469
Enstar Group, Ltd. (I)	512	35,645
FBL Financial Group, Inc., Class A	1,038	23,874
First American Financial Corp.	7,751	114,947
First Mercury Financial Corp.	1,240	11,296
Flagstone Reinsurance Holdings SA	3,812	38,387
FPIC Insurance Group, Inc. (I)	767	23,278
Global Indemnity Plc (I)	1,084	17,908
Greenlight Capital Re, Ltd., Class A (I)	2,119	48,991
Hallmark Financial Services, Inc. (I)	1,048	8,740
Harleysville Group, Inc.	864	27,544
Hilltop Holdings, Inc. (I)	3,070	30,301
Horace Mann Educators Corp.	2,904	47,626
Infinity Property & Casualty Corp.	1,006	46,628
Kansas City Life Insurance Company	366	11,148
Maiden Holdings, Ltd.	3,680	26,974
Meadowbrook Insurance Group, Inc.	4,077	35,021
Montpelier Re Holdings, Ltd.	5,213	82,574
National Financial Partners Corp. (I)	3,211	34,165
National Interstate Corp.	519	9,970
National Western Life Insurance
Company, Class A	173	22,154
NYMAGIC, Inc.	405	10,340
Platinum Underwriters Holdings, Ltd.	2,975	119,625
PMA Capital Corp., Class A (I)	2,617	18,083
Presidential Life Corp.	1,739	15,025
Primerica, Inc.	1,738	36,550
ProAssurance Corp. (I)	2,400	127,080
RLI Corp.	1,345	70,559
Safety Insurance Group, Inc.	960	39,120
SeaBright Holdings, Inc.	1,881	13,299
Selective Insurance Group, Inc.	4,028	59,856
State Auto Financial Corp.	1,137	15,895
Stewart Information Services Corp.	1,389	14,487
The Navigators Group, Inc. (I)	922	38,567
The Phoenix Companies, Inc. (I)	9,060	16,127
Tower Group, Inc.	3,052	65,496

The accompanying notes are an integral part of the financial statements.	240

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
United Fire & Casualty Company	1,768	$35,767

		2,055,530
Real Estate Investment Trusts - 7.55%
Acadia Realty Trust	3,041	54,556
Agree Realty Corp.	711	16,886
Alexander’s, Inc.	153	46,596
American Campus Communities, Inc.	3,900	116,181
American Capital Agency Corp. (L)	2,428	66,139
Anworth Mortgage Asset Corp.	8,680	59,111
Apollo Commercial Real Estate Finance, Inc.	923	15,719
Ashford Hospitality Trust, Inc. (I)	3,107	24,949
Associated Estates Realty Corp.	2,408	32,652
BioMed Realty Trust, Inc.	8,493	145,145
CapLease, Inc.	4,545	23,361
Capstead Mortage Corp.	5,173	60,110
CBL & Associates Properties, Inc.	10,390	126,758
Cedar Shopping Centers, Inc.	4,208	23,228
Chatham Lodging Trust (I)	771	12,544
Chesapeake Lodging Trust (I)	696	11,400
Cogdell Spencer, Inc.	3,380	20,888
Colonial Properties Trust	5,274	83,646
Colony Financial, Inc.	1,150	20,378
Cousins Properties, Inc.	6,824	44,834
CreXus Investment Corp.	1,120	13,362
Cypress Sharpridge Investments, Inc.	1,783	24,017
DCT Industrial Trust, Inc.	15,818	73,237
DiamondRock Hospitality Company (I)	11,567	101,327
DuPont Fabros Technology, Inc.	3,083	76,181
Dynex Capital, Inc.	1,386	13,929
EastGroup Properties, Inc.	2,001	70,535
Education Realty Trust, Inc.	4,350	29,754
Entertainment Properties Trust	3,468	149,436
Equity Lifestyle Properties, Inc.	1,946	100,667
Equity One, Inc. (L)	2,708	43,301
Excel Trust, Inc. (I)	1,300	14,417
Extra Space Storage, Inc.	6,537	99,951
FelCor Lodging Trust, Inc. (I)	7,392	29,420
First Industrial Realty Trust, Inc. (I)	4,874	20,715
First Potomac Realty Trust	2,734	40,545
Franklin Street Properties Corp. (L)	5,192	60,902
Getty Realty Corp.	1,586	39,380
Gladstone Commercial Corp.	876	14,778
Glimcher Realty Trust	5,234	31,090
Government Properties Income Trust	1,567	40,225
Hatteras Financial Corp.	2,617	75,841
Healthcare Realty Trust, Inc.	4,579	107,194
Hersha Hospitality Trust	8,333	39,498
Highwoods Properties, Inc. (L)	5,308	166,034
Home Properties, Inc.	2,925	147,713
Inland Real Estate Corp.	5,652	43,577
Invesco Mortgage Capital, Inc.	1,843	38,556
Investors Real Estate Trust	5,719	46,896
iStar Financial, Inc. (I)(L)	7,086	24,730
Kilroy Realty Corp.	4,035	125,529
Kite Realty Group Trust	4,325	18,035
LaSalle Hotel Properties	5,222	110,028
Lexington Realty Trust	7,371	49,165
LTC Properties, Inc.	1,681	41,487
Medical Properties Trust, Inc.	8,349	82,154
MFA Financial, Inc.	20,623	151,992
Mid-America Apartment Communities, Inc.	2,224	125,589
Mission West Properties, Inc.	1,952	12,961
Monmouth Real Estate Investment Corp.	2,317	16,567
MPG Office Trust, Inc. (I)	4,092	9,248

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
National Health Investments, Inc.	1,814	$76,043
National Retail Properties, Inc. (L)	6,125	149,205
Newcastle Investment Corp. (I)	5,086	12,308
NorthStar Realty Finance Corp. (L)	5,896	18,749
OMEGA Healthcare Investors, Inc.	6,916	148,348
One Liberty Properties, Inc.	741	10,626
Parkway Properties, Inc.	1,658	24,240
Pebblebrook Hotel Trust (I)	2,525	44,794
Pennsylvania Real Estate Investment Trust	4,180	43,723
Pennymac Mortgage Investment Trust	1,303	22,763
Post Properties, Inc.	3,620	91,948
Potlatch Corp. (L)	2,953	98,926
PS Business Parks, Inc.	1,368	76,977
RAIT Financial Trust (I)(L)	6,914	9,334
Ramco-Gershenson Properties Trust	2,867	29,931
Redwood Trust, Inc.	5,803	80,139
Resource Capital Corp.	3,412	20,199
Retail Opportunity Investments Corp.	3,151	29,777
Saul Centers, Inc.	496	20,505
Sovran Self Storage, Inc.	2,062	77,882
Starwood Property Trust, Inc.	3,544	67,407
Strategic Hotels & Resorts, Inc. (I)	10,669	38,088
Sun Communities, Inc.	1,425	40,769
Sunstone Hotel Investors, Inc. (I)	7,468	64,001
Tanger Factory Outlet Centers, Inc. (L)	2,987	138,059
Terreno Realty Corp. (I)	807	13,985
Two Harbors Investment Corp.	2,105	18,145
U-Store-It Trust	7,086	56,688
UMH Properties	1,069	10,145
Universal Health Realty Income Trust	857	27,261
Urstadt Biddle Properties, Inc., Class A	1,521	27,926
Walter Investment Management Corp.	1,934	31,350
Washington Real Estate Investment Trust (L)	4,537	139,014
Winthrop Realty Trust	1,443	19,769

		5,304,068
Real Estate Management & Development - 0.16%
Avatar Holdings, Inc. (I)	726	12,647
Consolidated-Tomoka Land Company	485	13,124
Forestar Group, Inc. (I)	2,757	41,024
Kennedy-Wilson Holdings, Inc. (I)	1,621	16,048
Tejon Ranch Company (I)	991	21,049
Thomas Properties Group, Inc.	3,139	9,825

		113,717
Thrifts & Mortgage Finance - 1.48%
Abington Bancorp, Inc.	1,755	17,620
Astoria Financial Corp.	6,411	77,317
Bank Mutual Corp.	3,736	19,016
BankFinancial Corp.	1,707	15,363
Beneficial Mutual Bancorp, Inc. (I)	2,606	21,734
Berkshire Hill Bancorp, Inc.	1,063	18,799
Brookline Bancorp, Inc.	4,477	41,905
Dime Community Bancshares	2,113	26,391
ESB Financial Corp.	881	10,827
ESSA Bancorp, Inc.	1,484	16,591
Federal Agricultural Mortgage Corp., Class C	806	8,810
First Financial Holdings, Inc.	1,360	12,294
Flagstar Bancorp, Inc. (I)	3,661	8,347
Flushing Financial Corp.	2,471	26,761
Home Federal Bancorp, Inc.	1,409	17,528
Kearny Financial Corp.	1,188	10,336
Meridian Interstate Bancorp, Inc. (I)	823	8,732
MGIC Investment Corp. (I)(L)	15,126	109,210
NewAlliance Bancshares, Inc.	7,758	94,958

The accompanying notes are an integral part of the financial statements.	241

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Northwest Bancshares, Inc.	7,953	$85,495
OceanFirst Financial Corp.	1,273	14,423
Ocwen Financial Corp. (I)	5,638	51,249
Oritani Financial Corp.	4,249	39,983
Provident Financial Services, Inc. (L)	4,487	51,466
Provident New York Bancorp	2,887	23,298
Radian Group, Inc.	10,061	63,686
Territorial Bancorp, Inc.	1,070	18,158
The PMI Group, Inc. (I)(L)	10,860	33,449
TrustCo Bank Corp.	5,866	31,207
United Financial Bancorp, Inc.	1,428	19,221
Viewpoint Financial Group	1,208	10,872
Westfield Financial, Inc.	2,731	20,701
WSFS Financial Corp.	391	14,064

		1,039,811

		14,864,366
Health Care - 12.70%
Biotechnology - 3.20%
Acorda Therapeutics, Inc. (I)	2,923	88,041
Affymax, Inc. (I)	1,725	9,695
Alkermes, Inc. (I)	7,124	94,464
Allos Therapeutics, Inc. (I)	5,995	21,882
Alnylam Pharmaceuticals, Inc. (I)(L)	2,798	38,333
AMAG Pharmaceuticals, Inc. (I)(L)	1,593	40,144
Arena Pharmaceuticals, Inc. (I)(L)	8,514	55,426
Ariad Pharmaceuticals, Inc. (I)	8,495	29,733
Arqule, Inc. (I)	3,364	17,560
Array BioPharma, Inc. (I)	4,391	11,812
AVI BioPharma, Inc. (I)(L)	8,635	18,047
BioCryst Pharmaceuticals, Inc. (I)(L)	2,310	10,949
Biosante Pharmaceuticals, Inc. (I)(L)	6,248	8,185
BioSpecifics Technologies Corp. (I)	344	9,116
BioTime, Inc. (I)	1,771	7,420
Celera Corp. (I)	6,231	41,125
Celldex Therapeutics, Inc. (I)(L)	2,615	11,323
Cepheid, Inc. (I)(L)	4,487	66,004
Chelsea Therapeutics International, Inc. (I)	2,671	10,871
Clinical Data, Inc. (I)	929	13,889
Cubist Pharmaceuticals, Inc. (I)	4,366	96,183
Curis, Inc. (I)	6,560	8,069
Cytokinetics, Inc. (I)	4,086	9,153
Cytori Therapeutics, Inc. (I)(L)	3,253	14,671
Dyax Corp. (I)	7,860	17,921
Dynavax Technologies Corp. (I)	5,839	9,459
Emergent Biosolutions, Inc. (I)	1,441	26,169
Enzon Pharmaceuticals, Inc. (I)(L)	3,677	37,726
Exact Sciences Corp. (I)	2,959	13,582
Exelixis, Inc. (I)	8,388	24,828
Genomic Health, Inc. (I)	1,122	16,224
Geron Corp. (I)(L)	7,549	34,876
Halozyme Therapeutics, Inc. (I)	5,493	41,967
Idenix Pharmaceuticals, Inc. (I)	2,797	16,810
Immunogen, Inc. (I)(L)	5,108	27,379
Immunomedics, Inc. (I)(L)	5,187	14,835
Incyte Corp. (I)(L)	6,644	83,183
InterMune, Inc. (I)	3,462	36,074
Ironwood Pharmaceuticals, Inc. (I)	1,610	14,925
Isis Pharmaceuticals, Inc. (I)(L)	7,126	55,868
Keryx Biopharmaceuticals Inc. (I)(L)	4,002	14,007
Lexicon Pharmaceuticals, Inc. (I)	15,155	21,747
Ligand Pharmaceuticals, Inc., Class B (I)	9,609	14,029
Mannkind Corp. (I)(L)	4,738	26,320
Martek Biosciences Corp. (I)(L)	2,499	54,528

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Maxygen, Inc. (I)	2,535	$13,993
Medivation, Inc. (I)	2,646	25,230
Metabolix, Inc. (I)(L)	2,074	23,478
Micromet, Inc. (I)(L)	6,143	37,718
Momenta Pharmaceuticals, Inc. (I)	3,055	44,145
Nabi Biopharmaceuticals (I)	3,556	17,247
Neurocrine Biosciences, Inc. (I)	3,761	20,234
Novavax, Inc. (I)(L)	6,761	13,590
NPS Pharmaceuticals, Inc. (I)	4,537	29,536
Omeros Corpomeros Corp. (I)	1,590	9,635
Onyx Pharmaceuticals, Inc. (I)(L)	4,711	113,488
Opko Health, Inc. (I)(L)	6,851	14,182
Orexigen Therapeutics, Inc. (I)(L)	2,475	10,890
Osiris Therapeutics, Inc. (I)	1,446	9,442
PDL BioPharma, Inc. (L)	8,985	50,855
Pharmacyclics, Inc. (I)	2,951	20,834
Pharmasset, Inc. (I)	2,242	54,458
Progenics Pharmaceuticals, Inc. (I)(L)	2,386	9,639
Rigel Pharmaceuticals, Inc. (I)	4,003	31,343
Sangamo Biosciences, Inc. (I)	3,720	11,030
Savient Pharmaceuticals, Inc. (I)(L)	5,100	73,542
SciClone Pharmaceuticals, Inc. (I)(L)	3,156	7,606
Seattle Genetics, Inc. (I)	6,324	72,410
SIGA Technologies, Inc. (I)(L)	2,483	18,610
Spectrum Pharmaceuticals, Inc. (I)(L)	3,976	14,711
StemCells, Inc. (I)	11,005	8,265
Targacept, Inc. (I)	1,808	37,552
Theravance, Inc. (I)(L)	4,743	57,343
Vanda Pharmaceuticals, Inc. (I)	2,229	13,976
Vical, Inc. (I)	4,652	14,189
Ziopharm Oncology, Inc. (I)	3,925	14,130
Zymogenetics, Inc. (I)	4,148	20,740

		2,248,593
Health Care Equipment & Supplies - 3.37%
Abaxis, Inc. (I)(L)	1,658	29,943
ABIOMED, Inc. (I)	2,434	22,028
Accuray, Inc. (I)	3,892	25,609
AGA Medical Holdings, Inc. (I)(L)	1,056	14,414
Align Technology, Inc. (I)	4,465	71,552
Alphatec Holdings, Inc. (I)	4,045	8,333
American Medical Systems
Holdings, Inc. (I)(L)	5,657	103,071
Analogic Corp.	940	38,991
AngioDynamics, Inc. (I)	1,866	28,494
Antares Pharma, Inc. (I)	6,121	8,875
ArthroCare Corp. (I)	2,045	53,088
Atrion Corp.	121	16,848
Cantel Medical Corp.	995	14,298
Cerus Corpcerus Corp. (I)(L)	3,370	9,672
Conceptus, Inc. (I)(L)	2,354	32,521
CONMED Corp. (I)	2,198	40,685
CryoLife, Inc. (I)	2,361	12,254
Cutera, Inc. (I)	1,199	8,441
Cyberonics, Inc. (I)	2,070	44,360
Delcath Systems, Inc. (I)(L)	2,880	17,510
DexCom, Inc. (I)	4,349	53,275
Dynavox, Inc., Class A (I)	809	7,330
Endologix, Inc. (I)	3,908	15,671
Exactech, Inc. (I)	697	10,113
Greatbatch, Inc. (I)	1,740	38,193
Haemonetics Corp. (I)	1,830	95,306
HeartWare International, Inc. (I)	708	45,850
ICU Medical, Inc. (I)	885	31,533
Immucor, Inc. (I)	5,212	91,731

The accompanying notes are an integral part of the financial statements.	242

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Insulet Corp. (I)(L)	2,874	$37,994
Integra LifeSciences Holdings Corp. (I)	1,573	54,693
Invacare Corp.	2,168	49,647
IRIS International, Inc. (I)	1,386	10,638
Kensey Nash Corp. (I)	630	16,708
MAKO Surgical Corp. (I)	1,982	20,692
Masimo Corp. (L)	3,887	88,468
Medical Action Industries, Inc. (I)	1,187	9,698
MELA Sciences, Inc. (I)(L)	2,037	14,015
Meridian Bioscience, Inc. (L)	3,051	55,772
Merit Medical Systems, Inc. (I)	2,102	33,170
Micrus Endovascular Corp. (I)	1,125	26,336
Natus Medical, Inc. (I)	2,151	25,963
Neogen Corp. (I)	1,712	50,025
NuVasive, Inc. (I)(L)	2,942	86,348
NxStage Medical, Inc. (I)	1,904	30,026
OraSure Technologies, Inc. (I)	3,763	12,719
Orthofix International NV (I)	1,314	35,084
Orthovita, Inc. (I)	5,742	9,417
Palomar Medical Technologies, Inc. (I)	1,499	13,251
Quidel Corp. (I)(L)	1,633	19,743
Rochester Medical Corp. (I)	1,011	8,877
RTI Biologics, Inc. (I)	4,590	9,731
Sirona Dental Systems, Inc. (I)	2,516	79,304
Solta Medical, Inc. (I)	5,107	7,763
SonoSite, Inc. (I)	1,095	31,886
Spectranetics Corp. (I)	2,784	13,530
STAAR Surgical Company (I)	2,819	12,883
Stereotaxis, Inc. (I)(L)	2,456	7,736
STERIS Corp.	4,389	126,272
SurModics, Inc. (I)(L)	1,368	16,457
Symmetry Medical, Inc. (I)	2,710	24,363
Syneron Medical, Ltd., ADR (I)	2,736	21,943
Synovis Life Technologies, Inc. (I)	928	12,992
TomoTherapy, Inc. (I)	3,997	12,311
Unilife Corpunilife Corp. (I)(L)	3,756	18,404
Vascular Solutions, Inc. (I)	1,340	16,763
Volcano Corp. (I)	3,783	83,604
West Pharmaceutical Services, Inc.	2,455	82,537
Wright Medical Group, Inc. (I)	2,932	38,908
Young Innovations, Inc.	457	11,987
Zoll Medical Corp. (I)	1,593	42,087

		2,370,734
Health Care Providers & Services - 3.30%
Accretive Health, Inc. (I)	903	8,497
Air Methods Corp. (I)	844	30,789
Alliance HealthCare Services, Inc. (I)	2,292	9,626
Allied Healthcare International, Inc. (I)	4,263	8,654
Almost Family, Inc. (I)	636	16,072
Amedisys, Inc. (I)	2,150	49,708
America Service Group, Inc.	800	10,968
American Dental Partners, Inc. (I)	1,330	14,204
AMERIGROUP Corp. (I)	3,868	142,729
AMN Healthcare Services, Inc. (I)	2,685	11,948
AmSurg Corp. (I)	2,337	38,958
Assisted Living Concepts, Inc. (I)	754	20,494
Bio-Reference Labs, Inc. (I)	1,766	35,002
BioScrip, Inc. (I)	3,070	14,920
Capital Senior Living Corp. (I)	2,340	11,606
CardioNet, Inc. (I)	2,024	8,865
Catalyst Health Solutions, Inc. (I)	2,842	113,936
Centene Corp. (I)	3,685	74,511
Chemed Corp.	1,690	84,331
Chindex International, Inc. (I)	1,098	14,252

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Clarient, Inc. (I)	4,385	$14,471
Continucare Corp. (I)	2,427	7,888
Corvel Corp. (I)	544	20,008
Cross Country Healthcare, Inc. (I)	2,437	18,058
Emeritus Corp. (I)	1,548	23,808
Five Star Quality Care, Inc. (I)	2,633	11,164
Genoptix, Inc. (I)	1,361	23,423
Gentiva Health Services, Inc. (I)	2,136	43,895
Hanger Orthopedic Group, Inc. (I)	1,903	24,834
Health Grades, Inc. (I)	2,209	18,092
Healthsouth Corp. (I)(L)	6,972	113,365
Healthspring, Inc. (I)	4,348	90,264
Healthways, Inc. (I)	2,570	32,125
HMS Holdings Corp. (I)	2,033	106,082
IPC The Hospitalist Company, Inc. (I)	1,222	28,546
Kindred Healthcare, Inc. (I)	2,966	34,851
Landauer, Inc.	716	40,239
LHC Group, Inc. (I)	1,200	24,012
Magellan Health Services, Inc. (I)	2,485	108,868
MedCath Corp. (I)	1,673	13,367
Metropolitan Health Networks, Inc. (I)	3,317	11,576
Molina Healthcare, Inc. (I)	981	24,878
MWI Veterinary Supply, Inc. (I)	928	49,277
National Healthcare Corp.	685	23,776
Owens & Minor, Inc.	4,693	125,115
PharMerica Corp. (I)	2,390	18,546
PSS World Medical, Inc. (I)	4,256	78,140
Psychiatric Solutions, Inc. (I)	4,274	142,538
RehabCare Group, Inc. (I)	1,882	31,166
Res-Care, Inc. (I)	1,941	24,068
Rural/Metro Corp. (I)	1,563	11,723
Select Medical Holdings Corp. (I)	3,786	27,070
Sun Healthcare Group, Inc. (I)	3,391	27,467
Sunrise Senior Living, Inc. (I)	4,526	10,002
Team Health Holdings, Inc. (I)(L)	1,199	15,119
The Ensign Group, Inc.	1,084	18,038
The Providence Service Corp. (I)	1,051	14,210
Triple-S Management Corp., Class B (I)	1,494	23,784
Universal American Financial Corp.	2,407	33,241
US Physical Therapy, Inc. (I)	836	13,401
WellCare Health Plans, Inc. (I)	3,179	78,871

		2,319,436
Health Care Technology - 0.58%
Allscripts-Misys Healthcare Solutions, Inc. (I)	4,765	79,626
athenahealth, Inc. (I)(L)	2,503	67,431
Computer Programs & Systems, Inc.	724	29,583
MedAssets, Inc. (I)	3,242	64,256
Medidata Solutions, Inc. (I)	1,442	24,745
Merge Healthcare, Inc. (I)	4,160	10,483
Omnicell, Inc. (I)	2,476	27,620
Quality Systems, Inc.	1,400	78,470
Transcend Services, Inc. (I)	781	11,106
Vital Images, Inc. (I)	1,190	15,018

		408,338
Life Sciences Tools & Services - 0.64%
Accelrys, Inc. (I)	4,216	25,549
Affymetrix, Inc. (I)	5,405	22,215
Albany Molecular Research, Inc. (I)	1,896	11,509
Bruker Corp. (I)	5,459	64,908
Caliper Life Sciences, Inc. (I)	3,680	12,218
Cambrex Corp. (I)	2,562	10,684
Dionex Corp. (I)	1,316	95,410
Enzo Biochem, Inc. (I)	2,853	10,100

The accompanying notes are an integral part of the financial statements.	243

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
eResearch Technology, Inc. (I)	3,732	$27,635
Kendle International, Inc. (I)	1,240	9,709
Luminex Corp. (I)	2,842	40,754
Parexel International Corp. (I)	4,404	87,596
Sequenom, Inc. (I)(L)	4,792	29,375

		447,662
Pharmaceuticals - 1.61%
Akorn, Inc. (I)	4,410	15,082
Alexza Pharmaceuticals, Inc. (I)	3,516	9,915
Ardea Biosciences, Inc. (I)(L)	1,044	21,026
Auxilium Pharmaceuticals, Inc. (I)	3,165	82,005
AVANIR Pharmaceuticals, Class A (I)(L)	5,597	15,840
BioMimetic Therapeutics, Inc. (I)	1,497	13,653
BMP Sunstone Corp. (I)(L)	2,264	14,716
Cadence Pharmaceuticals, Inc. (I)(L)	2,045	16,156
Cypress Biosciences, Inc. (I)	3,141	10,177
DepoMed, Inc. (I)	4,346	15,602
Durect Corp. (I)	7,312	15,209
Endo Pharmaceuticals, Inc. (I)	156	89
Eurand NV (I)	1,447	12,763
Hi-Tech Pharmacal Company, Inc. (I)(L)	802	13,915
Impax Laboratories, Inc. (I)	4,743	74,323
Inspire Pharmaceuticals, Inc. (I)	4,589	22,257
Jazz Pharmaceuticals, Inc. (I)	1,224	10,894
MAP Pharmaceuticals, Inc. (I)	1,124	12,156
Medicis Pharmaceutical Corp., Class A	4,531	124,603
Nektar Therapeutics (I)	7,138	91,438
Obagi Medical Products, Inc. (I)	1,426	14,987
Optimer Pharmaceuticals, Inc. (I)(L)	2,605	20,944
Pain Therapeutics, Inc. (I)	2,959	16,733
Par Pharmaceutical Companies, Inc. (I)	2,649	69,854
POZEN, Inc. (I)(L)	2,089	14,143
Questcor Pharmaceuticals, Inc. (I)	4,210	40,795
Salix Pharmaceuticals, Ltd. (I)(L)	4,299	162,760
Santarus, Inc. (I)	4,398	9,983
Somaxon Pharmaceuticals, Inc. (I)(L)	2,373	9,895
SuperGen, Inc. (I)	4,948	9,896
The Medicines Company (I)	4,092	47,058
Viropharma, Inc. (I)	5,867	73,572
Vivus, Inc. (I)(L)	6,203	34,985
XenoPort, Inc. (I)(L)	2,267	13,058

		1,130,482

		8,925,245
Industrials - 14.86%
Aerospace & Defense - 1.77%
AAR Corp. (I)(L)	2,923	44,897
Aerovironment, Inc. (I)(L)	1,267	28,660
American Science & Engineering, Inc.	675	47,905
Applied Energetics, Inc. (I)	6,597	7,521
Applied Signal Technology, Inc.	1,044	20,504
Astronics Corp. (I)	798	11,802
Ceradyne, Inc. (I)	1,916	41,845
Cubic Corp.	1,169	44,644
Curtiss-Wright Corp.	3,382	89,927
DigitalGlobe, Inc. (I)	2,049	62,843
Ducommun, Inc.	826	15,859
Esterline Technologies Corp. (I)	2,218	102,028
GenCorp, Inc. (I)(L)	4,509	19,749
GeoEye, Inc. (I)	1,664	60,636
HEICO Corp. (L)	2,170	90,033
Herley Industries, Inc. (I)	1,104	16,836
Hexcel Corp. (I)	7,272	124,060
Kratos Defense & Security Solutions, Inc. (I)	1,322	13,088

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Ladish Company, Inc. (I)	1,186	$29,520
LMI Aerospace, Inc. (I)	721	10,909
Moog, Inc., Class A (I)	3,386	105,643
Orbital Sciences Corp., Class A (I)	4,297	55,818
Taser International, Inc. (I)(L)	4,824	17,535
Teledyne Technologies, Inc. (I)	2,690	97,324
Triumph Group, Inc.	1,235	81,979

		1,241,565
Air Freight & Logistics - 0.37%
Air Transport Services Group, Inc. (I)	4,183	19,284
Atlas Air Worldwide Holdings, Inc. (I)	1,943	84,210
Dynamex, Inc. (I)	912	11,181
Forward Air Corp.	2,185	52,047
HUB Group, Inc., Class A (I)	2,798	74,371
Pacer International, Inc. (I)	2,756	14,111
Park-Ohio Holdings Corp. (I)	674	7,508

		262,712
Airlines - 0.74%
AirTran Holdings, Inc. (I)(L)	10,061	45,375
Alaska Air Group, Inc. (I)	2,673	118,227
Allegiant Travel Company	1,126	42,371
Hawaiian Holdings, Inc. (I)	4,054	19,865
JetBlue Airways Corp. (I)(L)	18,273	104,339
Pinnacle Airlines Corp. (I)	1,727	8,203
Republic Airways Holdings, Inc. (I)(L)	2,714	19,079
Skywest, Inc.	4,180	53,253
US Airways Group, Inc. (I)(L)	12,146	109,800

		520,512
Building Products - 0.63%
A.O. Smith Corp.	1,810	92,944
AAON, Inc. (L)	925	20,526
American Woodmark Corp.	732	11,185
Ameron International Corp.	700	39,452
Apogee Enterprises, Inc.	2,163	19,554
Builders FirstSource, Inc. (I)	3,898	7,835
Gibraltar Industries, Inc. (I)	2,323	17,655
Griffon Corp. (I)	3,422	36,581
Insteel Industries, Inc.	1,451	11,477
NCI Building Systems, Inc. (I)	1,474	12,971
Quanex Building Products Corp.	2,802	44,272
Simpson Manufacturing Company, Inc.	2,934	64,665
Trex Company, Inc. (I)(L)	1,181	23,679
Universal Forest Products, Inc.	1,462	37,880

		440,676
Commercial Services & Supplies - 2.39%
ABM Industries, Inc.	3,883	76,146
ACCO Brands Corp. (I)	4,237	24,617
American Reprographics Company (I)	2,870	18,942
APAC Customer Services, Inc. (I)	2,554	12,949
ATC Technology Corp. (I)	1,516	36,581
Bowne & Company, Inc.	4,901	54,254
Casella Waste Systems, Inc., Class A (I)	2,204	9,786
Cenveo, Inc. (I)(L)	4,351	23,887
Clean Harbors, Inc. (I)	1,691	102,221
Consolidated Graphics, Inc. (I)	711	28,234
Courier Corp.	914	11,973
Deluxe Corp.	3,854	64,477
EnergySolutions, Inc.	6,651	30,462
EnerNOC, Inc. (I)(L)	1,498	48,805
Ennis, Inc.	1,979	30,457
Fuel Tech, Inc. (I)	1,558	8,553
G & K Services, Inc., Class A	1,394	28,005

The accompanying notes are an integral part of the financial statements.	244

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Healthcare Services Group, Inc.	3,303	$68,603
Herman Miller, Inc.	4,253	69,834
HNI Corp. (L)	3,355	78,406
Innerworkings, Inc. (I)	1,943	10,550
Interface, Inc., Class A	3,787	48,549
Kimball International, Inc., Class B	2,627	13,582
Knoll, Inc.	3,498	46,943
M&F Worldwide Corp. (I)	823	19,094
McGrath Rentcorp	1,834	36,845
Metalico, Inc. (I)	3,033	9,493
Mine Safety Appliances Company (L)	1,957	44,620
Mobile Mini, Inc. (I)(L)	2,718	38,677
Multi-Color Corp.	930	13,299
Rollins, Inc.	3,174	65,004
Schawk, Inc., Class A	888	13,498
Standard Parking Corp. (I)	1,269	19,860
Steelcase, Inc., Class A	5,702	35,409
SYKES Enterprises, Inc. (I)	3,135	37,495
Team, Inc. (I)	1,487	21,755
Tetra Tech, Inc. (I)	4,579	83,109
The Brinks Company	3,572	67,404
The Geo Group, Inc. (I)	4,575	101,116
United Stationers, Inc. (I)	1,803	80,937
US Ecology, Inc.	1,425	19,309
Viad Corp.	1,570	24,885

		1,678,625
Construction & Engineering - 0.77%
Comfort Systems USA, Inc.	2,850	29,726
Dycom Industries, Inc. (I)	2,941	23,646
EMCOR Group, Inc. (I)	4,948	112,518
Furmanite Corp. (I)	3,021	13,051
Granite Construction, Inc. (L)	2,597	57,160
Great Lakes Dredge & Dock Corp.	4,484	22,622
Insituform Technologies, Inc., Class A (I)	2,957	60,205
Layne Christensen Company (I)	1,466	36,459
MasTec, Inc. (I)	4,004	38,759
Michael Baker Corp. (I)	600	19,782
MYR Group, Inc. (I)	1,520	21,174
Northwest Pipe Company (I)	757	11,317
Orion Marine Group, Inc. (I)	2,037	22,855
Pike Electric Corp. (I)	1,307	10,587
Primoris Services Corp.	1,633	9,684
Sterling Construction Company, Inc. (I)	1,287	14,080
Tutor Perini Corp. (I)(L)	2,012	39,757

		543,382
Electrical Equipment - 1.82%
A123 Systems, Inc. (I)(L)	5,532	36,235
Acuity Brands, Inc. (L)	3,236	125,363
Advanced Battery Technologies, Inc. (I)(L)	4,648	16,175
American Superconductor Corp. (I)(L)	3,386	91,050
AZZ, Inc.	958	38,263
Baldor Electric Company	3,527	123,727
Belden, Inc.	3,533	77,373
Brady Corp., Class A	3,677	94,720
Broadwind Energy, Inc. (I)	7,373	12,313
Capstone Turbine Corp. (I)(L)	19,482	12,468
Encore Wire Corp. (L)	1,465	26,795
Ener1, Inc. (I)(L)	4,797	15,206
EnerSys, Inc. (I)	3,598	79,408
Franklin Electric Company, Inc.	1,777	56,278
Fuelcell Energy, Inc. (I)(L)	8,456	9,555
Generac Holdings, Inc. (I)	1,435	17,392
GrafTech International, Ltd. (I)	9,066	127,468

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
II-VI, Inc. (I)	1,881	$64,688
LaBarge, Inc. (I)	1,124	11,757
LSI Industries, Inc.	1,891	9,739
Polypore International, Inc. (I)	1,649	44,556
Powell Industries, Inc. (I)	723	20,577
PowerSecure International, Inc. (I)	1,540	12,751
Satcon Technology Corp. (I)	5,746	17,870
Vicor Corp.	1,480	19,995
Woodward Governor Company	4,598	120,100

		1,281,822
Industrial Conglomerates - 0.26%
Otter Tail Corp.	2,724	50,476
Raven Industries, Inc.	1,220	41,126
Seaboard Corp.	24	38,640
Standex International Corp.	946	22,259
Tredegar Industries, Inc.	1,891	31,050

		183,551
Machinery - 2.90%
3D Systems Corp. (I)(L)	1,431	18,016
Actuant Corp., Class A	5,071	100,507
Alamo Group, Inc.	513	10,004
Albany International Corp., Class A	2,113	37,506
Altra Holdings, Inc. (I)	2,062	26,538
American Railcar Industries, Inc. (I)	789	9,113
Ampco-Pittsburgh Corp.	676	14,520
ArvinMeritor, Inc. (I)(L)	7,070	92,405
Astec Industries, Inc. (I)	1,460	37,522
Badger Meter, Inc. (L)	1,128	42,074
Barnes Group, Inc.	3,657	55,623
Blount International, Inc. (I)	3,582	41,515
Briggs & Stratton Corp.	3,743	67,935
Cascade Corp.	694	21,667
Chart Industries, Inc. (I)	2,195	34,944
CIRCOR International, Inc.	1,271	35,397
CLARCOR, Inc.	3,738	125,746
Colfax Corp. (I)	1,796	22,432
Columbus McKinnon Corp. (I)	1,493	19,110
Commercial Vehicle Group, Inc. (I)	1,894	17,198
Douglas Dynamics, Inc. (I)	879	9,985
Dynamic Materials Corp.	1,037	14,186
Energy Recovery, Inc. (I)(L)	3,296	10,465
EnPro Industries, Inc. (I)	1,516	41,402
ESCO Technologies, Inc.	1,997	62,207
Federal Signal Corp.	4,765	25,112
Flow International Corp. (I)	4,294	9,318
Force Protection, Inc. (I)	5,406	20,948
FreightCar America, Inc.	936	21,799
Graham Corp.	843	11,945
Greenbrier Companies, Inc. (I)(L)	1,489	17,377
John Bean Technologies Corp.	2,075	30,855
Kadant, Inc. (I)	974	16,597
Kaydon Corp.	2,481	80,409
L.B. Foster Company (I)	784	20,086
Lindsay Corp. (L)	922	33,994
Lydall, Inc. (I)	1,462	10,073
Met-Pro Corp.	1,341	12,659
Middleby Corp. (I)	1,247	68,573
Miller Industries, Inc.	838	10,341
Mueller Industries, Inc.	2,809	66,236
Mueller Water Products, Inc.	11,652	27,615
NACCO Industries, Inc., Class A	433	33,575
Nordson Corp.	2,560	164,275
PMFG, Inc. (I)	1,169	18,833

The accompanying notes are an integral part of the financial statements.	245

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
RBC Bearings, Inc. (I)	1,618	$47,391
Robbins & Myers, Inc.	2,010	47,557
Sauer-Danfoss, Inc. (I)	883	14,358
Sun Hydraulics, Inc.	950	21,185
Tecumseh Products Company, Class A (I)	1,482	17,354
Tennant Company	1,401	43,767
The Gorman-Rupp Company (L)	908	23,336
Thermadyne Holdings Corp. (I)	748	8,250
Titan International, Inc. (L)	2,661	26,983
TriMas Corp. (I)	1,170	15,081
Twin Disc, Inc.	793	9,413
Wabash National Corp. (I)	4,458	27,328
Watts Water Technologies, Inc., Class A	2,173	65,277

		2,035,917
Marine - 0.20%
American Commercial Lines, Inc. (I)	698	19,593
Baltic Trading, Ltd.	1,347	15,059
Eagle Bulk Shipping, Inc. (I)(L)	4,780	22,418
Excel Maritime Carriers, Ltd. (I)(L)	3,038	15,251
Genco Shipping & Trading, Ltd. (I)(L)	2,128	32,005
Horizon Lines, Inc.	2,582	10,302
International Shipholding Corp.	490	11,530
Ultrapetrol Bahamas, Ltd. (I)	2,063	10,418

		136,576
Professional Services - 1.12%
Acacia Research - Acacia Technologies (I)	2,566	38,541
Administaff, Inc.	1,648	35,630
Barrett Business Services, Inc.	709	9,380
CBIZ, Inc. (I)	3,527	20,915
CDI Corp.	995	11,035
CoStar Group, Inc. (I)(L)	1,559	64,340
CRA International, Inc. (I)	905	14,390
Diamond Management & Technology
Consultants, Inc.	1,817	22,694
Exponent, Inc. (I)	1,042	32,135
GP Strategies Corp. (I)	1,387	10,319
Heidrick & Struggles International, Inc.	1,333	23,154
Hill International, Inc. (I)	2,242	8,587
Hudson Highland Group, Inc. (I)	2,916	8,748
Huron Consulting Group, Inc. (I)	1,694	31,254
ICF International, Inc. (I)	1,300	27,417
Kelly Services, Inc., Class A (I)	2,012	21,005
Kforce, Inc. (I)	2,329	24,618
Korn/Ferry International (I)(L)	3,473	45,218
Mistras Group, Inc. (I)	1,160	12,296
Navigant Consulting Company (I)	3,851	38,125
On Assignment, Inc. (I)	2,998	13,041
Resources Connection, Inc.	3,534	39,192
School Specialty, Inc. (I)	1,462	19,050
SFN Group, Inc. (I)	3,975	21,624
The Advisory Board Company (I)	1,157	46,905
The Corporate Executive Board Company	2,579	72,315
The Dolan Company (I)	2,371	21,742
TrueBlue, Inc. (I)	3,325	35,877
Volt Information Sciences, Inc. (I)	1,254	7,925
VSE Corp.	360	10,109

		787,581
Road & Rail - 1.06%
AMERCO, Inc. (I)	646	52,203
Arkansas Best Corp.	1,927	39,735
Avis Budget Group, Inc. (I)(L)	7,758	70,753
Celadon Group, Inc. (I)	1,607	18,818
Dollar Thrifty Automotive Group, Inc. (I)	1,988	93,516

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
Genesee & Wyoming, Inc., Class A (I)	2,867	$111,268
Heartland Express, Inc. (L)	3,759	54,731
Knight Transportation, Inc. (L)	4,402	82,934
Marten Transport, Ltd.	1,206	23,770
Old Dominion Freight Lines, Inc. (I)	3,127	72,890
Patriot Transportation Holding, Inc. (I)	126	9,413
RailAmerica, Inc. (I)	1,706	17,026
Roadrunner Transportation Systems Inc. (I)	791	9,278
Saia, Inc. (I)	1,285	15,022
USA Truck, Inc. (I)	705	9,334
Werner Enterprises, Inc.	3,175	63,310

		744,001
Trading Companies & Distributors - 0.83%
Aceto Corp.	2,325	13,113
Aircastle, Ltd.	3,815	29,795
Applied Industrial Technologies, Inc.	3,159	84,661
Beacon Roofing Supply, Inc. (I)	3,440	47,919
CAI International, Inc. (I)	813	11,114
DXP Enterprises, Inc. (I)	657	11,925
H&E Equipment Services, Inc. (I)	2,187	14,893
Houston Wire & Cable Company (L)	1,519	13,732
Interline Brands, Inc. (I)	2,488	40,206
Kaman Corp., Class A	1,965	41,992
RSC Holdings, Inc. (I)(L)	3,817	22,826
Rush Enterprises, Inc., Class A (I)	2,506	31,814
TAL International Group, Inc.	1,281	27,311
Textainer Group Holdings, Ltd.	694	18,946
Titan Machinery, Inc. (I)	1,030	15,388
United Rentals, Inc. (I)	4,582	51,548
Watsco, Inc. (L)	2,066	106,089

		583,272

		10,440,192
Information Technology - 17.68%
Communications Equipment - 2.82%
Acme Packet, Inc. (I)	3,301	110,914
ADC Telecommunications, Inc. (I)(L)	9,241	117,083
ADTRAN, Inc. (L)	4,647	146,055
Anaren, Inc. (I)	1,188	16,181
Arris Group, Inc. (I)	9,544	77,974
Aruba Networks, Inc. (I)	5,527	101,531
Aviat Networks, Inc. (I)	4,702	18,526
Bel Fuse, Inc., Class B	828	15,343
BigBand Networks, Inc. (I)	4,106	11,086
Black Box Corp.	1,337	37,703
Blue Coat Systems, Inc. (I)	3,142	59,164
Comtech Telecommunications Corp. (I)(L)	2,159	43,979
DG Fastchannel, Inc. (I)(L)	1,897	30,048
Digi International, Inc. (I)	2,027	15,365
EMS Technologies, Inc. (I)	1,209	17,555
Emulex Corp. (I)	6,096	58,156
Extreme Networks, Inc. (I)	7,107	19,473
Finisar Corp. (I)(L)	5,688	72,750
Globecomm Systems, Inc. (I)	1,852	12,612
Harmonic, Inc. (I)	7,395	42,965
Hughes Communications, Inc. (I)	743	17,267
Infinera Corp. (I)	6,646	56,092
InterDigital, Inc. (I)	3,303	81,650
Ixia (I)	2,467	27,852
KVH Industries, Inc. (I)	1,196	14,914
Loral Space & Communications, Inc. (I)	819	43,849
NETGEAR, Inc. (I)	2,661	56,200
Oclaro, Inc. (I)	3,753	38,431
Oplink Communications, Inc. (I)	1,612	25,341

The accompanying notes are an integral part of the financial statements.	246

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
PC-Tel, Inc. (I)	1,817	$10,430
Plantronics, Inc.	3,610	98,589
Powerwave Technologies, Inc. (I)(L)	10,508	17,864
Riverbed Technology, Inc. (I)	4,746	182,057
Seachange International, Inc. (I)	2,200	17,028
ShoreTel, Inc. (I)	3,651	16,868
Sonus Networks, Inc. (I)	15,622	46,241
Sycamore Networks, Inc.	1,471	32,244
Symmetricom, Inc. (I)	3,502	17,790
Tekelec, Inc. (I)	5,130	56,225
UTStarcom, Inc. (I)(L)	9,229	17,443
Viasat, Inc. (I)(L)	2,496	87,235

		1,986,073
Computers & Peripherals - 0.94%
3PAR, Inc. (I)(L)	2,952	94,818
Avid Technology, Inc. (I)	2,202	24,398
Compellent Technologies, Inc. (I)	1,762	26,906
Cray, Inc. (I)	2,826	15,232
Electronics for Imaging, Inc. (I)	3,480	37,045
Hypercom Corp. (I)	3,713	11,622
Imation Corp. (I)	2,262	19,363
Immersion Corp. (I)	2,431	11,231
Intermec, Inc. (I)	3,697	38,855
Intevac, Inc. (I)	1,767	16,645
Isilon Systems, Inc. (I)	2,029	40,479
Netezza Corp. (I)	3,852	74,960
Novatel Wireless, Inc. (I)	2,517	14,624
Quantum Corp. (I)(L)	16,485	23,738
Rimage Corp. (I)	834	12,760
Silicon Graphics International Corp. (I)	2,444	14,505
STEC, Inc. (I)(L)	3,073	34,295
Stratasys, Inc. (I)	1,547	35,132
Super Micro Computer, Inc. (I)	1,864	16,841
Synaptics, Inc. (I)(L)	2,536	67,001
Xyratex, Ltd. (I)	2,300	27,692

		658,142
Electronic Equipment, Instruments & Components - 2.33%
Anixter International, Inc. (I)(L)	2,092	95,981
Benchmark Electronics, Inc. (I)	4,705	66,011
Brightpoint, Inc. (I)	5,376	32,041
Checkpoint Systems, Inc. (I)	2,990	54,837
Cogent, Inc. (I)	3,959	43,549
Cognex Corp.	2,995	58,403
Coherent, Inc. (I)	1,902	70,659
Comverge, Inc. (I)(L)	2,063	13,678
CPI International, Inc. (I)	618	8,720
CTS Corp.	2,613	21,009
Daktronics, Inc. (L)	2,609	24,029
DDi Corp.	1,135	8,876
DTS, Inc. (I)	1,294	45,355
Echelon Corp. (I)(L)	2,602	19,684
Electro Rent Corp.	1,300	15,379
Electro Scientific Industries, Inc. (I)	2,123	23,035
FARO Technologies, Inc. (I)	1,239	22,723
Gerber Scientific, Inc. (I)	2,159	11,939
ICx Technologies, Inc. (I)	1,009	7,719
Insight Enterprises, Inc. (I)	3,507	46,082
IPG Photonics Corp. (I)	1,982	42,930
Keithley Instruments, Inc.	939	8,686
L-1 Identity Solutions, Inc. (I)	5,824	52,358
Littelfuse, Inc. (I)	1,660	61,818
Maxwell Technologies, Inc. (I)	2,043	23,004
Measurement Specialties, Inc. (I)	1,165	17,265

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Mercury Computer Systems, Inc. (I)	1,845	$20,424
Methode Electronics, Inc.	2,834	25,308
Microvision, Inc. (I)(L)	7,030	18,278
MTS Systems Corp.	1,218	32,460
Multi-Fineline Electronix, Inc. (I)	805	16,776
Newport Corp. (I)	2,801	26,525
OSI Systems, Inc. (I)	1,220	36,088
Park Electrochemical Corp.	1,522	36,376
Plexus Corp. (I)	3,037	69,912
Power-One, Inc. (I)(L)	4,416	44,955
RadiSys Corp. (I)	1,946	17,631
Richardson Electronics, Ltd.	1,243	10,938
Rofin-Sinar Technologies, Inc. (I)	2,414	49,246
Rogers Corp. (I)	1,191	31,919
Sanmina-SCI Corp. (I)	6,018	54,343
Scansource, Inc. (I)	2,029	50,644
Smart Modular Technologies (WWH), Inc. (I)	4,003	18,774
Spectrum Control, Inc. (I)	1,067	12,601
SYNNEX Corp. (I)(L)	1,663	38,349
Technitrol, Inc.	3,437	12,751
TTM Technologies, Inc. (I)	6,059	50,047
Universal Display Corp. (I)(L)	2,293	45,195
X-Rite, Inc. (I)	2,756	9,067
Zygo Corp. (I)	1,528	12,285

		1,636,662
Internet Software & Services - 1.96%
Ancestry.com, Inc. (I)	1,451	27,932
Archipelago Learning, Inc. (I)	967	10,105
Art Technology Group, Inc. (I)	11,918	41,594
comScore, Inc. (I)	1,725	31,378
Constant Contact, Inc. (I)(L)	2,183	38,683
DealerTrack Holdings, Inc. (I)	3,054	45,031
Dice Holdings, Inc. (I)	1,248	7,862
Digital River, Inc. (I)	2,990	78,846
DivX, Inc. (I)	2,574	19,807
Earthlink, Inc.	8,109	69,413
GSI Commerce, Inc. (I)	4,687	106,723
InfoSpace, Inc. (I)	2,811	19,705
Internap Network Services Corp. (I)	4,184	17,217
Internet Brands, Inc., Class A (I)	2,209	22,863
Internet Capital Group, Inc. (I)	2,838	23,882
J2 Global Communications, Inc. (I)	3,409	73,532
Keynote Systems, Inc.	1,165	11,720
KIT Digital, Inc. (I)(L)	1,595	13,701
Limelight Networks, Inc. (I)	3,288	13,020
Liquidity Services, Inc. (I)	1,138	14,646
LivePerson, Inc. (I)	3,456	24,710
LogMeIn, Inc. (I)	1,118	36,637
LoopNet, Inc. (I)	1,532	16,147
ModusLink Global Solutions, Inc. (I)	3,447	20,027
Move, Inc. (I)	12,172	22,883
NIC, Inc.	4,250	30,770
OpenTable, Inc. (I)	1,202	64,067
Openwave Systems, Inc. (I)	7,087	11,481
Perficient, Inc. (I)	1,841	15,980
Quinstreet Inc. (I)(L)	788	8,455
Rackspace Hosting, Inc. (I)(L)	7,299	143,717
RealNetworks, Inc. (I)	6,531	17,634
Saba Software, Inc. (I)	2,473	12,909
SAVVIS, Inc. (I)	2,859	50,061
Stamps.com, Inc. (I)	995	11,383
Support.com, Inc. (I)	3,836	14,577
Terremark Worldwide, Inc. (I)	4,451	37,299

The accompanying notes are an integral part of the financial statements.	247

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
The Knot, Inc. (I)	2,396	$16,916
United Online, Inc.	6,707	33,066
ValueClick, Inc. (I)	6,155	67,090
Vocus, Inc. (I)	1,312	19,444
Zix Corp. (I)(L)	5,013	13,385

		1,376,298
IT Services - 1.78%
Acxiom Corp. (I)	5,149	63,822
CACI International, Inc., Class A (I)	2,242	91,496
Cass Information Systems, Inc.	656	21,517
CIBER, Inc. (I)	4,952	13,568
Computer Task Group, Inc. (I)	1,316	8,264
CSG Systems International, Inc. (I)	2,587	47,342
Echo Global Logistics, Inc. (I)	902	11,329
Euronet Worldwide, Inc. (I)	3,722	52,406
Exlservice Holdings, Inc. (I)	1,161	19,284
Forrester Research, Inc. (I)	1,114	34,189
Global Cash Access Holdings, Inc. (I)	3,992	14,451
Heartland Payment Systems, Inc.	2,902	41,063
iGate Corp.	1,811	28,415
Integral Systems, Inc. (I)	1,540	10,410
Lionbridge Technologies, Inc. (I)	4,663	20,797
ManTech International Corp., Class A (I)	1,653	58,500
MAXIMUS, Inc.	1,305	70,092
MoneyGram International, Inc. (I)(L)	6,938	14,015
NCI, Inc. (I)	528	10,111
Online Resources Corp. (I)	2,399	9,476
RightNow Technologies, Inc. (I)	1,652	27,621
Sapient Corp.	7,740	80,728
SRA International, Inc., Class A (I)	3,194	61,485
Syntel, Inc.	989	38,072
TeleTech Holdings, Inc. (I)	2,294	29,088
The Hackett Group, Inc. (I)	2,551	10,102
TNS, Inc. (I)	2,000	30,040
Unisys Corp. (I)	3,220	71,999
VeriFone Holdings, Inc. (I)	6,434	155,574
Virtusa Corp. (I)	1,139	10,046
Wright Express Corp. (I)	2,905	93,280

		1,248,582
Semiconductors & Semiconductor Equipment - 3.55%
Actel Corp. (I)	1,614	23,080
Advanced Analogic Technologies, Inc. (I)	3,742	12,124
Advanced Energy Industries, Inc. (I)(L)	2,732	38,549
Amkor Technology, Inc. (I)(L)	7,898	40,043
Anadigics, Inc. (I)	5,037	20,224
Applied Micro Circuits Corp. (I)(L)	4,915	52,984
ATMI, Inc. (I)	2,384	30,456
Axcelis Technologies, Inc. (I)	8,563	11,646
AXT, Inc. (I)	2,480	13,442
Brooks Automation, Inc. (I)	4,877	33,066
Cabot Microelectronics Corp. (I)	1,736	51,958
Cavium Networks, Inc. (I)(L)	3,323	80,217
Ceva, Inc. (I)	1,662	20,110
Cirrus Logic, Inc. (I)	4,908	74,209
Cohu, Inc.	1,791	20,561
Conexant Systems, Inc. (I)	6,606	9,843
Cymer, Inc. (I)	2,230	65,629
Diodes, Inc. (I)	2,557	37,716
DSP Group, Inc. (I)	1,952	13,137
Energy Conversion Devices, Inc. (I)(L)	3,586	16,173
Entegris, Inc. (I)(L)	9,849	37,919
Entropic Communications, Inc. (I)	4,244	32,297
Evergreen Solar, Inc. (I)(L)	15,997	10,718

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Exar Corp. (I)	2,783	$15,140
FEI Company (I)	2,881	47,997
FormFactor, Inc. (I)	3,827	26,866
FSI International, Inc. (I)	3,140	8,509
GSI Technology, Inc. (I)	1,622	9,408
GT Solar International, Inc. (I)(L)	4,702	36,346
Hittite Microwave Corp. (I)	2,022	86,036
Integrated Device Technology, Inc. (I)	12,128	62,095
Integrated Silicon Solution, Inc. (I)	2,007	13,306
IXYS Corp. (I)	1,859	17,586
Kopin Corp. (I)	5,253	14,787
Kulicke & Soffa Industries, Inc. (I)	5,285	30,336
Lattice Semiconductor Corp. (I)	8,684	36,039
LTX-Credence Corp. (I)	11,273	24,350
Mattson Technology, Inc. (I)	4,310	8,965
Micrel, Inc.	3,814	33,735
Microsemi Corp. (I)	6,152	86,128
Microtune, Inc. (I)	4,907	11,188
Mindspeed Technologies, Inc. (I)	2,512	16,077
MIPS Technologies, Inc., Class A (I)	3,606	23,764
MKS Instruments, Inc. (I)	3,773	65,122
Monolithic Power Systems, Inc. (I)	2,436	39,975
MoSys, Inc. (I)	2,413	10,328
Nanometrics, Inc. (I)	1,403	18,590
Netlogic Microsystems, Inc. (I)(L)	4,691	113,288
NVE Corp. (I)	385	14,784
OmniVision Technologies, Inc. (I)(L)	3,892	79,786
Pericom Semiconductor Corp. (I)	1,973	16,672
Photronics, Inc. (I)	4,146	17,828
PLX Technology, Inc. (I)	3,181	10,656
Power Integrations, Inc.	1,830	50,124
RF Micro Devices, Inc. (I)	20,129	98,230
Rubicon Technology, Inc. (I)(L)	1,191	29,191
Rudolph Technologies, Inc. (I)	2,461	19,454
Semtech Corp. (I)	4,550	75,507
Sigma Designs, Inc. (I)	2,339	22,221
Silicon Image, Inc. (I)	5,892	21,329
Spansion, Inc., Class A (I)	946	13,935
Standard Microsystems Corp. (I)	1,653	29,952
Supertex, Inc. (I)	722	15,891
Tessera Technologies, Inc. (I)	3,761	57,167
Trident Microsystems, Inc. (I)	5,723	8,699
TriQuint Semiconductor, Inc. (I)	11,614	80,717
Ultra Clean Holdings, Inc. (I)	1,703	14,424
Ultratech, Inc. (I)	1,823	30,280
Veeco Instruments, Inc. (I)(L)	3,034	100,820
Virage Logic Corp. (I)	1,745	20,940
Volterra Semiconductor Corp. (I)	1,828	36,651
Zoran Corp. (I)	3,887	31,407

		2,498,727
Software - 4.30%
ACI Worldwide, Inc. (I)	2,571	48,823
Actuate Corp. (I)	3,717	14,831
Advent Software, Inc. (I)(L)	1,178	58,511
American Software, Inc., Class A	2,094	10,700
ArcSight, Inc. (I)	1,865	71,616
Ariba, Inc. (I)	6,762	104,608
Aspen Technology, Inc. (I)	4,731	45,323
Blackbaud, Inc.	3,365	70,059
Blackboard, Inc. (I)(L)	2,575	85,207
Bottomline Technologies, Inc. (I)	2,381	33,358
CDC Corp., Class A (I)	2,411	8,511
CommVault Systems, Inc. (I)	3,257	79,959
Concur Technologies, Inc. (I)(L)	3,015	141,012

The accompanying notes are an integral part of the financial statements.	248

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Deltek, Inc. (I)	1,507	$10,775
DemandTec, Inc. (I)(L)	1,615	12,048
Digimarc Corp. (I)	636	12,567
Ebix, Inc. (I)(L)	2,058	38,361
Epicor Software Corp. (I)	3,704	25,150
EPIQ Systems, Inc.	2,513	31,287
Fair Isaac Corp.	3,426	76,708
FalconStor Software, Inc. (I)	2,680	8,415
Fortinet, Inc. (I)	2,979	60,742
Interactive Intelligence, Inc. (I)	1,034	15,417
Jack Henry & Associates, Inc.	6,350	149,479
JDA Software Group, Inc. (I)	3,142	72,172
Kenexa Corp. (I)	1,778	19,807
Lawson Software, Inc. (I)	10,422	79,207
Magma Design Automation, Inc. (I)	4,361	13,694
Manhattan Associates, Inc. (I)	1,676	43,651
Mentor Graphics Corp. (I)	8,047	73,147
MicroStrategy, Inc., Class A (I)	672	52,369
Monotype Imaging Holdings, Inc. (I)	1,786	13,207
Netscout Systems, Inc. (I)	2,340	37,042
NetSuite, Inc. (I)(L)	1,401	26,619
Opnet Technologies, Inc.	1,045	16,459
Parametric Technology Corp. (I)	8,675	147,909
Pegasystems, Inc.	1,207	26,433
Progress Software Corp. (I)	3,142	83,923
PROS Holdings, Inc. (I)	1,620	12,749
Quest Software, Inc. (I)	4,451	95,385
Radiant Systems, Inc. (I)	2,185	39,133
Renaissance Learning, Inc.	1,031	8,248
Rosetta Stone, Inc. (I)	821	14,006
S1 Corp. (I)	3,991	19,436
Smith Micro Software, Inc. (I)	2,369	18,123
SolarWinds, Inc. (I)	2,644	38,126
Sonic Solutions (I)(L)	2,006	16,148
Sourcefire, Inc. (I)	2,072	52,567
SRS Labs, Inc. (I)	1,159	10,396
SS&C Technologies Holdings, Inc. (I)	922	12,991
SuccessFactors, Inc. (I)	4,754	100,309
Synchronoss Technologies, Inc. (I)	1,538	23,777
Take-Two Interactive Software, Inc. (I)(L)	5,308	44,163
Taleo Corp. (I)	3,010	77,146
TeleCommunication Systems, Inc. (I)	3,666	11,291
THQ, Inc. (I)(L)	5,210	18,496
TIBCO Software, Inc. (I)	12,424	180,024
TiVo, Inc. (I)	8,748	68,759
Tyler Technologies, Inc. (I)	2,345	40,592
Ultimate Software Group, Inc. (I)(L)	1,890	62,219
Unica Corp. (I)	1,324	27,950
VASCO Data Security International, Inc. (I)	2,197	13,105
VirnetX Holding Corp. (L)	2,534	18,524
Wave Systems Corp. Class A (I)(L)	6,344	13,196
Websense, Inc. (I)	3,264	63,485

		3,019,450

		12,423,934
Materials - 5.14%
Chemicals - 2.35%
A. Schulman, Inc.	2,367	43,008
American Vanguard Corp. (L)	1,709	11,296
Arch Chemicals, Inc.	1,720	52,838
Balchem Corp.	2,124	51,932
Calgon Carbon Corp. (I)(L)	4,250	53,040
Ferro Corp. (I)	6,531	69,882
Georgia Gulf Corp. (I)	2,598	33,774

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
H.B. Fuller Company	3,695	$70,168
Hawkins, Inc.	682	20,781
Innophos Holdings, Inc.	1,616	47,139
Koppers Holdings, Inc.	1,554	31,080
Kraton Performance Polymers Inc. (I)	847	22,886
Landec Corp. (I)	2,372	13,046
LSB Industries, Inc. (I)	1,333	22,101
Minerals Technologies, Inc.	1,411	75,630
NewMarket Corp.	776	78,011
Olin Corp. (L)	5,901	105,687
OM Group, Inc. (I)	2,333	59,725
Omnova Solutions, Inc. (I)	3,472	21,179
PolyOne Corp. (I)	7,051	68,747
Quaker Chemical Corp.	857	25,376
Rockwood Holdings, Inc. (I)	3,939	101,823
Senomyx, Inc. (I)	3,179	12,970
Sensient Technologies Corp.	3,715	103,017
Solutia, Inc. (I)	9,148	123,864
Spartech Corp. (I)	2,395	21,387
Stepan Company	585	32,438
STR Holdings, Inc. (I)	2,165	44,751
TPC Group, Inc. (I)	645	11,210
W.R. Grace & Company (I)	5,482	138,695
Westlake Chemical Corp.	1,497	38,802
Zep, Inc.	1,663	28,787
Zoltek Companies, Inc. (I)(L)	2,189	18,628

		1,653,698
Construction Materials - 0.10%
Headwaters, Inc. (I)	4,761	14,616
Texas Industries, Inc.	1,566	47,356
United States Lime & Minerals, Inc. (I)	218	8,341

		70,313
Containers & Packaging - 0.52%
AEP Industries, Inc. (I)	407	9,626
Boise, Inc. (I)	5,324	36,629
Graham Packaging Company, Inc. (I)	1,374	15,361
Graphic Packaging Holding Company (I)	8,625	26,306
Myers Industries, Inc.	2,798	17,823
Rock-Tenn Company, Class A	2,895	139,481
Silgan Holdings, Inc.	4,008	119,799

		365,025
Metals & Mining - 1.63%
A. M. Castle & Company (I)	1,279	17,829
Allied Nevada Gold Corp. (I)(L)	5,637	132,188
AMCOL International Corp. (L)	1,801	47,042
Brush Engineered Materials, Inc. (I)	1,518	36,508
Capital Gold Corp. (I)	4,110	13,358
Century Aluminum Company (I)	4,815	48,150
Coeur d’Alene Mines Corp. (I)	6,596	113,187
General Moly, Inc. (I)(L)	5,067	15,252
Globe Specialty Metals, Inc. (I)	4,647	50,792
Golden Star Resources, Ltd. (I)(L)	19,170	90,674
Haynes International, Inc.	916	26,820
Hecla Mining Company (I)(L)	18,131	103,709
Horsehead Holding Corp. (I)	3,311	26,223
Jaguar Mining, Inc. (I)	6,250	36,750
Kaiser Aluminum Corp.	1,140	42,089
Metals USA Holdings Corp. (I)	870	10,196
Olympic Steel, Inc.	700	15,428
RTI International Metals, Inc. (I)	2,258	62,321
Stillwater Mining Company (I)	3,345	45,827
Thompson Creek Metals Company, Inc. (I)	10,445	89,618
Universal Stainless & Alloy Products, Inc. (I)	564	11,601

The accompanying notes are an integral part of the financial statements.	249

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
US Energy Corp. Wyoming (I)	2,376	$9,647
US Gold Corp. (I)(L)	6,694	34,608
Worthington Industries, Inc.	4,509	64,118

		1,143,935
Paper & Forest Products - 0.54%
Buckeye Technologies, Inc.	3,012	35,783
Clearwater Paper Corp. (I)	863	58,649
Deltic Timber Corp.	822	33,562
KapStone Paper and Packaging Corp. (I)	2,922	33,282
Louisiana-Pacific Corp. (I)(L)	9,564	63,696
Neenah Paper, Inc.	1,188	17,487
P.H. Glatfelter Company	3,477	35,570
Schweitzer-Mauduit International, Inc.	1,369	73,707
Wausau Paper Corp. (I)	3,836	24,282

		376,018

		3,608,989
Telecommunication Services - 1.01%
Diversified Telecommunication Services - 0.70%
AboveNet, Inc. (I)	1,664	85,896
Alaska Communications Systems
Group, Inc. (L)	3,485	33,665
Atlantic Tele-Network, Inc.	700	29,855
Cbeyond, Inc. (I)(L)	2,068	24,713
Cincinnati Bell, Inc. (I)	15,101	35,487
Cogent Communications Group, Inc. (I)(L)	3,456	30,136
Consolidated Communications Holdings, Inc.	1,902	32,981
General Communication, Inc., Class A (I)	3,685	33,202
Global Crossing, Ltd. (I)	2,271	27,933
Globalstar, Inc. (I)	5,707	8,561
IDT Corp., Class B (I)	1,114	16,153
Iridium Communications, Inc. (I)	2,604	22,577
Neutral Tandem, Inc. (I)(L)	2,534	28,634
PAETEC Holding Corp. (I)	9,570	39,237
Premiere Global Services, Inc. (I)	4,684	23,233
Vonage Holdings Corp. (I)(L)	7,921	17,109

		489,372
Wireless Telecommunication Services - 0.31%
FiberTower Corp. (I)	3,653	13,114
ICO Global Communications
Holdings, Ltd. (I)	7,442	9,972
NTELOS Holdings Corp.	2,197	35,547
Shenandoah Telecommunications Company	1,830	30,909
Syniverse Holdings, Inc. (I)	5,175	106,450
USA Mobility, Inc.	1,730	24,843

		220,835

		710,207
Utilities - 3.41%
Electric Utilities - 1.29%
Allete, Inc.	2,302	81,882
Central Vermont Public Service Corp.	1,013	20,088
Cleco Corp.	4,479	126,890
El Paso Electric Company (I)	3,302	75,781
IDACORP, Inc.	3,565	124,989
MGE Energy, Inc. (L)	1,736	64,788
PNM Resources, Inc.	6,540	74,818
Portland General Electric Company	5,580	111,488
The Empire District Electric Company	3,040	59,645
UIL Holding Corp.	2,273	60,212
Unisource Energy Corp.	2,691	87,538

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
Unitil Corp. (L)	999 $	$21,259

		909,378
Gas Utilities - 1.28%
Chesapeake Utilities Corp.	751	25,864
New Jersey Resources Corp.	2,997	111,518
Nicor, Inc.	3,281	138,737
Northwest Natural Gas Company	1,929	87,654
Piedmont Natural Gas Company, Inc. (L)	5,265	143,629
South Jersey Industries, Inc.	2,185	102,673
Southwest Gas Corp.	3,371	106,018
The Laclede Group, Inc.	1,638	54,545
WGL Holdings, Inc.	3,681	129,829

		900,467
Independent Power Producers & Energy Traders - 0.06%
Dynegy, Inc. (I)	7,794	38,424
Multi-Utilities - 0.43%
Avista Corp.	4,084	85,233
Black Hills Corp.	2,938	89,403
CH Energy Group, Inc.	1,211	51,032
NorthWestern Corp.	2,701	75,952

		301,620
Water Utilities - 0.35%
American States Water Company	1,397	46,562
Artesian Resources Corp.	832	14,901
Cadiz, Inc. (I)	1,189	13,079
California Water Service Group	1,451	50,509
Connecticut Water Service, Inc.	897	20,290
Consolidated Water Company, Ltd.	1,314	12,102
Middlesex Water Company	1,333	21,875
SJW Corp.	1,066	24,635
Southwest Water Company	2,165	23,772
York Water Company	1,284	19,709

		247,434

		2,397,323

TOTAL COMMON STOCKS (Cost $55,191,310)		$68,536,447

PREFERRED STOCKS - 0.00%
Health Care - 0.00%
Alere, Inc., 3.00% (I)	1	208

TOTAL PREFERRED STOCKS (Cost $19)		$208

SHORT-TERM INVESTMENTS - 16.43%
Repurchase Agreement - 0.23%
Repurchase Agreement with State Street Corp.
dated 08/31/2010 at 0.01% to be
repurchased at $159,000 on 09/01/2010,
collateralized by $165,000 Federal Home
Loan Bank., 2.500% due 04/06/2015 (valued
at $165,825, including interest)	$159,000	159,000
Short-Term Securities* - 0.58%
Federal National Mortgage Association
Discount Note, 0.420%	409,000	408,566

The accompanying notes are an integral part of the financial statements.	250

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Securities Lending Collateral - 15.62%
John Hancock Collateral Investment
Trust, 0.3330% (W)(Y)	1,096,728	10,978,357

TOTAL SHORT-TERM INVESTMENTS (Cost $11,543,633)		$11,545,923

Total Investments (Small Cap Index Fund)
(Cost $66,734,962) - 113.96%		$80,082,578
Other assets and liabilities, net - (13.96%)		(9,807,957)

TOTAL NET ASSETS - 100.00%		$70,274,621

Small Cap Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.55%
Consumer Discretionary - 15.98%
Auto Components - 1.23%
Dana Holding Corp. (I)	1,500	$15,390
Dorman Products, Inc. (I)	1,991	46,689
Drew Industries, Inc. (I)	2,900	55,477
Exide Technologies (I)	14,279	59,829
Federal Mogul Corp. (I)	400	6,118
Modine Manufacturing Company (I)	4,700	46,718
Motorcar Parts of America, Inc. (I)	1,790	12,566
Shiloh Industries, Inc. (I)	1,546	13,064
Spartan Motors, Inc.	6,666	25,931
Standard Motor Products, Inc.	5,100	43,860
Superior Industries International, Inc.	6,150	89,667
TRW Automotive Holdings Corp. (I)	42,151	1,465,169

		1,880,478
Distributors - 0.06%
Audiovox Corp., Class A (I)	2,806	17,762
Core-Mark Holding Company, Inc. (I)	2,541	65,786

		83,548
Diversified Consumer Services - 0.27%
Cambium Learning Group, Inc. (I)	1,473	4,183
Jackson Hewitt Tax Service, Inc. (I)	2,200	1,716
Regis Corp. (L)	11,767	197,333
Service Corp. International	27,375	210,514
Stewart Enterprises, Inc., Class A	750	3,570

		417,316
Hotels, Restaurants & Leisure - 4.36%
Bally Technologies, Inc. (I)(L)	20,087	631,736
Benihana, Inc. (I)	700	4,634
Benihana, Inc., Class A (I)	1,097	7,076
Biglari Holdings, Inc. (I)	222	64,469
Bluegreen Corp. (I)	4,779	12,234
Bob Evans Farms, Inc.	6,300	160,965
Boyd Gaming Corp. (I)(L)	13,073	90,727
Brinker International, Inc.	46,976	739,872
Canterbury Park Holding Corp. (I)	100	845
Churchill Downs, Inc.	1,572	54,030
DineEquity, Inc. (I)	24,979	797,330
Dover Downs Gaming & Entertainment, Inc.	1,468	4,991
Gaming Partners International Corp.	300	1,788
Gaylord Entertainment Company (I)(L)	9,700	253,752
Great Wolf Resorts, Inc. (I)	4,750	9,405
International Speedway Corp., Class A	5,732	131,205
Isle of Capri Casinos, Inc. (I)(L)	7,200	50,976
Lakes Gaming, Inc. (I)	2,700	5,373

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Life Time Fitness, Inc. (I)	6,300	$214,011
Luby’s, Inc. (I)	6,023	29,513
Marcus Corp.	4,570	50,270
McCormick & Schmick’s Seafood
Restaurants, Inc. (I)	1,530	9,486
Monarch Casino & Resort, Inc. (I)	2,300	21,896
MTR Gaming Group, Inc. (I)	3,600	7,164
Multimedia Games, Inc. (I)	1,794	6,261
O’Charley’s, Inc. (I)	3,691	20,337
Orient Express Hotels, Ltd., Class A (I)	3,266	28,218
Papa John’s International, Inc. (I)	22,777	542,320
Penn National Gaming, Inc. (I)	8,043	226,652
Pinnacle Entertainment, Inc. (I)	8,929	87,504
Red Robin Gourmet Burgers, Inc. (I)	3,600	66,708
Rick’s Cabaret International, Inc. (I)	1,592	9,632
Ruby Tuesday, Inc. (I)	13,125	120,881
Ruth’s Hospitality Group, Inc. (I)	5,651	18,479
Sonic Corp. (I)	57,637	442,076
Speedway Motorsports, Inc.	6,977	92,934
Texas Roadhouse, Inc., Class A (I)(L)	66,718	884,681
Vail Resorts, Inc. (I)(L)	5,349	176,677
Wyndham Worldwide Corp. (L)	24,966	578,962

		6,656,070
Household Durables - 1.32%
Acme United Corp.	300	2,970
Bassett Furniture Industries, Inc. (I)	1,190	5,641
Beazer Homes USA, Inc. (I)(L)	16,620	57,505
Blyth, Inc.	947	36,100
Brookfield Homes Corp. (I)	5,973	38,227
Cavco Industries, Inc. (I)	648	21,714
Emerson Radio Corp.	6,514	16,155
Ethan Allen Interiors, Inc. (L)	54,581	736,298
Furniture Brands International, Inc. (I)	11,046	51,364
Helen of Troy, Ltd. (I)	6,300	140,207
Hooker Furniture Corp.	2,545	23,796
Jarden Corp.	2,206	59,430
Kid Brands, Inc. (I)	2,309	18,865
La-Z-Boy, Inc. (I)	4,400	29,480
Lennar Corp., Class A	12,600	165,942
Lennar Corp., Class B	1,000	10,580
Lifetime Brands, Inc. (I)	120	1,637
M/I Homes, Inc. (I)	4,200	39,606
Meritage Homes Corp. (I)	2,200	39,292
Mohawk Industries, Inc. (I)	8,400	372,204
Palm Harbor Homes, Inc. (I)	130	215
Ryland Group, Inc. (L)	4,400	70,884
Skyline Corp.	705	12,909
Standard Pacific Corp. (I)	15,700	54,793
Stanley Furniture Company, Inc. (I)	1,600	6,128

		2,011,942
Internet & Catalog Retail - 0.02%
1-800-Flowers.com, Inc., Class A (I)	5,590	8,888
dELiA*s, Inc. (I)	3,000	4,200
Gaiam, Inc., Class A	3,268	17,549
ValueVision Media, Inc. (I)	1,164	2,328

		32,965
Leisure Equipment & Products - 0.15%
Arctic Cat, Inc. (I)	2,806	19,614
Callaway Golf Company	7,867	49,169
Jakks Pacific, Inc. (I)	1,400	20,860
Leapfrog Enterprises, Inc. (I)	3,876	18,217
RC2 Corp. (I)	2,943	54,181
Smith & Wesson Holding Corp. (I)	5,068	19,005

The accompanying notes are an integral part of the financial statements.	251

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Equipment & Products (continued)
Steinway Musical Instruments, Inc. (I)	2,785	$43,084
The Nautilus Group, Inc. (I)	2,700	3,429

		227,559
Media - 2.22%
AH Belo Corp. (I)	4,200	28,056
Alloy, Inc. (I)	1,272	12,211
Ascent Media Corp., Class A (I)	2,643	70,581
Beasley Broadcasting Group, Inc. (I)	447	1,591
Cinemark Holdings, Inc.	9,951	145,384
CKX, Inc. (I)	3,100	14,539
Clear Channel Outdoor Holdings,
Inc., Class A (I)	2,000	20,100
EW Scripps Company (I)	10,736	72,897
Fisher Communications, Inc. (I)	2,124	35,428
Gannett Company, Inc.	12,178	147,232
Gray Television, Inc. (I)	5,000	9,250
Harte-Hanks, Inc.	9,457	96,745
Journal Communications, Inc., Class A (I)	7,900	31,284
Lee Enterprises, Inc. (I)(L)	6,700	14,874
Liberty Media Corp. - Capital, Series A (I)	8,389	378,176
Live Nation Entertainment, Inc. (I)	10,724	92,655
Madison Square Garden, Inc., Class A (I)	1,960	38,387
Martha Stewart Living Omnimedia,
Inc., Class A (I)	3,000	13,020
Media General, Inc., Class A (I)(L)	5,000	38,450
New Frontier Media, Inc. (I)	1,891	3,517
Outdoor Channel Holdings, Inc. (I)	671	3,563
Radio One, Inc., Class D (I)	1,892	1,249
Salem Communications Corp., Class A (I)	1,200	3,240
The Interpublic Group of
Companies, Inc. (I)(L)	114,691	978,314
The McClatchy Company, Class A (I)(L)	8,701	23,319
The Washington Post Company, Class B (L)	1,176	423,630
World Wrestling Entertainment,
Inc., Class A (L)	49,373	692,209

		3,389,901
Multiline Retail - 0.39%
Dillard’s, Inc., Class A (L)	9,494	207,634
Fred’s, Inc., Class A	10,002	110,222
Retail Ventures, Inc. (I)	6,668	56,278
Saks, Inc. (I)(L)	22,686	178,993
The Bon-Ton Stores, Inc. (I)	3,700	23,495
Tuesday Morning Corp. (I)	4,400	16,324

		592,946
Specialty Retail - 3.58%
A.C. Moore Arts & Crafts, Inc. (I)	3,277	5,800
Americas Car-Mart, Inc. (I)	1,101	27,525
Asbury Automotive Group, Inc. (I)	3,500	41,755
AutoNation, Inc. (I)(L)	15,900	359,022
Barnes & Noble, Inc. (L)	9,129	138,213
Bebe Stores, Inc.	16,985	96,645
Books-A-Million, Inc. (L)	2,231	12,070
Borders Group, Inc. (I)	7,300	7,884
Brown Shoe Company, Inc.	6,762	71,136
Build A Bear Workshop, Inc. (I)	4,200	21,000
Cabela’s, Inc. (I)(L)	8,792	136,979
Cache, Inc. (I)	2,290	9,824
Casual Male Retail Group, Inc. (I)	5,983	19,205
Charming Shoppes, Inc. (I)(L)	17,375	58,554
Christopher & Banks Corp.	8,227	52,982
Citi Trends, Inc. (I)	20,185	456,181
Collective Brands, Inc. (I)	4,400	56,892
Conn’s, Inc. (I)(L)	5,438	23,655

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Cost Plus, Inc. (I)	2,629	$8,755
Destination Maternity Corp. (I)	400	10,640
Foot Locker, Inc.	16,400	192,536
Genesco, Inc. (I)	33,995	858,034
Golfsmith International Holdings, Inc. (I)	700	2,289
Group 1 Automotive, Inc. (I)(L)	2,800	70,672
Haverty Furniture Companies, Inc.	3,900	37,479
Hot Topic, Inc.	9,900	51,381
J. Crew Group, Inc. (I)	17,909	546,045
Jo-Ann Stores, Inc. (I)	2,944	119,703
Lithia Motors, Inc., Class A (L)	5,348	40,859
MarineMax, Inc. (I)	4,438	29,113
New York & Company, Inc. (I)	3,700	6,882
Pacific Sunwear of California, Inc. (I)	8,500	32,045
Penske Auto Group, Inc. (I)(L)	65,280	784,013
PEP Boys - Manny, Moe & Jack	9,800	88,396
Pier 1 Imports, Inc. (I)	6,200	37,820
Rent-A-Center, Inc.	13,500	271,080
Shoe Carnival, Inc. (I)	3,144	51,970
Sonic Automotive, Inc. (I)	6,465	56,957
Stage Stores, Inc.	9,100	101,556
Stein Mart, Inc. (I)	4,750	34,319
Systemax, Inc.	4,045	47,610
The Finish Line, Inc., Class A	7,198	95,014
The Men’s Wearhouse, Inc.	10,800	208,224
The Wet Seal, Inc., Class A (I)	17,600	53,152
West Marine, Inc. (I)	5,185	43,658

		5,475,524
Textiles, Apparel & Luxury Goods - 2.38%
Carter’s, Inc. (I)	29,225	652,887
Delta Apparel, Inc. (I)	200	2,602
G-III Apparel Group, Ltd. (I)	2,078	50,121
Hanesbrands, Inc. (I)	34,934	836,320
Heelys, Inc. (I)	1,265	2,985
Iconix Brand Group, Inc. (I)	14,828	225,905
Jones Apparel Group, Inc.	4,200	64,596
K-Swiss, Inc., Class A (I)	2,617	29,755
Kenneth Cole Productions, Inc., Class A (I)	2,300	27,784
Lacrosse Footwear, Inc.	1,274	15,874
Lakeland Industries, Inc. (I)	700	6,615
Lazare Kaplan International, Inc. (I)	200	190
Liz Claiborne, Inc. (I)(L)	3,075	12,915
Movado Group, Inc. (I)(L)	4,100	41,574
Perry Ellis International, Inc. (I)	2,600	47,736
Phillips-Van Heusen Corp.	27,106	1,238,202
Quiksilver, Inc. (I)	20,460	73,451
RG Barry Corp.	1,273	13,761
Rocky Brands, Inc. (I)	545	4,131
Skechers U.S.A., Inc., Class A (I)	1,756	44,725
Tandy Brands Accessories, Inc. (I)	100	310
The Timberland Company, Class A (I)	6,496	104,391
Unifi, Inc. (I)	7,300	30,441
Unifirst Corp.	1,724	67,684
Volcom, Inc. (I)	2,700	42,093

		3,637,048

		24,405,297
Consumer Staples - 3.72%
Beverages - 0.18%
Central European Distribution Corp. (I)	5,941	135,930
Coca-Cola Bottling Company Consolidated	570	28,346
Constellation Brands, Inc., Class A (I)	4,700	78,302
Craft Brewers Alliance, Inc. (I)	1,900	12,673
Heckmann Corp. (I)	550	2,200

The accompanying notes are an integral part of the financial statements.	252

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Beverages (continued)
MGP Ingredients, Inc.	3,926	$25,872

		283,323
Food & Staples Retailing - 0.38%
Ingles Markets, Inc.	3,101	45,833
Nash Finch Company	2,395	94,052
Spartan Stores, Inc.	5,492	71,780
SUPERVALU, Inc.	1,500	14,580
Susser Holdings Corp. (I)	3,821	44,362
The Andersons, Inc.	2,861	102,510
The Pantry, Inc. (I)	3,683	69,314
Weis Markets, Inc.	1,721	60,510
Winn-Dixie Stores, Inc. (I)	11,287	74,043

		576,984
Food Products - 2.80%
Alico, Inc.	490	10,094
B&G Foods, Inc.	6,392	68,267
Chiquita Brands International, Inc. (I)	5,723	71,881
Corn Products International, Inc.	25,323	864,274
Del Monte Foods Company	15,777	205,732
Dole Food Company, Inc. (I)(L)	2,292	19,803
Farmer Brothers Company	100	1,421
Flowers Foods, Inc. (L)	31,398	811,324
Fresh Del Monte Produce, Inc. (I)	12,422	272,911
HQ Sustainable Maritime Industries, Inc. (I)	2,144	5,682
Imperial Sugar Company	2,440	30,866
Omega Protein Corp. (I)	3,710	20,368
Ralcorp Holdings, Inc. (I)	5,500	328,075
Seneca Foods Corp., Class A (I)	2,016	50,319
Smart Balance, Inc. (I)	911	3,316
Smithfield Foods, Inc. (I)(L)	19,535	315,100
Tasty Baking Company	900	5,778
The Hain Celestial Group, Inc. (I)	9,339	208,633
TreeHouse Foods, Inc. (I)(L)	23,668	982,222

		4,276,066
Household Products - 0.10%
Central Garden & Pet Company (I)	3,500	32,358
Central Garden & Pet Company, Class A (I)	9,400	87,796
Oil-Dri Corp of America	1,255	25,765

		145,919
Personal Products - 0.14%
CCA Industries, Inc.	400	2,100
Elizabeth Arden, Inc. (I)	5,100	83,487
Inter Parfums, Inc.	400	6,568
Mannatech, Inc. (I)	838	1,936
Nutraceutical International Corp. (I)	2,456	33,328
Parlux Fragrances, Inc. (I)	1,900	3,952
Physicians Formula Holdings, Inc. (I)	100	314
Prestige Brands Holdings, Inc. (I)	10,997	81,378

		213,063
Tobacco - 0.12%
Alliance One International, Inc. (I)(L)	16,351	57,229
Universal Corp.	3,700	131,942

		189,171

		5,684,526
Energy - 7.64%
Energy Equipment & Services - 4.38%
Allis-Chalmers Energy, Inc. (I)	11,700	45,279
Basic Energy Services, Inc. (I)	8,120	58,302
Bolt Technology Corp. (I)	959	8,554
Bristow Group, Inc. (I)	7,457	246,081

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Bronco Drilling Company, Inc. (I)	4,401	$17,340
Cal Dive International, Inc. (I)	5,136	23,472
Complete Production Services, Inc. (I)	68,226	1,203,507
Dawson Geophysical Company (I)	1,782	43,053
Dresser-Rand Group, Inc. (I)	25,876	919,116
Exterran Holdings, Inc. (I)(L)	9,219	204,016
Geokinetics, Inc. (I)	1,068	5,340
Global Industries, Ltd. (I)	19,600	89,474
Gulf Islands Fabrication, Inc.	3,123	46,470
Gulfmark Offshore, Inc., Class A (I)	5,420	146,123
Helix Energy Solutions Group, Inc. (I)	21,500	195,650
Helmerich & Payne, Inc.	1,700	62,968
Hercules Offshore, Inc. (I)(L)	4,600	9,844
Hornbeck Offshore Services, Inc. (I)	5,800	91,640
Key Energy Services, Inc. (I)	18,999	152,182
Matrix Service Company (I)	5,600	47,656
Mitcham Industries, Inc. (I)	2,200	14,124
Natural Gas Services Group, Inc. (I)	3,136	44,531
Newpark Resources, Inc. (I)	14,056	122,709
Oceaneering International, Inc. (I)	14,428	721,544
Oil States International, Inc. (I)	8,316	342,869
Parker Drilling Company (I)	5,230	18,985
Patterson-UTI Energy, Inc.	7,900	116,604
PHI, Inc. (I)	2,500	36,250
Pioneer Drilling Company (I)	10,310	56,086
Rowan Companies, Inc. (I)	11,000	282,810
SEACOR Holdings, Inc. (I)	5,000	393,350
Superior Energy Services, Inc. (I)	1,700	36,550
Superior Well Services, Inc. (I)(L)	5,605	124,039
T-3 Energy Services, Inc. (I)	2,994	66,108
TetraTechnologies, Inc. (I)	7,049	59,141
TGC Industries, Inc. (I)	1,954	7,249
Tidewater, Inc.	6,200	248,496
Trico Marine Services, Inc. (I)	3,000	813
Union Drilling, Inc. (I)	3,895	18,190
Unit Corp. (I)	10,500	357,735
Willbros Group, Inc. (I)	1,400	10,962

		6,695,212
Oil, Gas & Consumable Fuels - 3.26%
Alon USA Energy, Inc. (L)	6,055	32,818
Approach Resources, Inc. (I)	3,383	29,432
Atlas Energy, Inc. (I)	3,966	107,875
ATP Oil & Gas Corp. (I)(L)	6,100	69,601
Berry Petroleum Company, Class A	7,500	203,625
Bill Barrett Corp. (I)	5,456	177,647
Biofuel Energy Corp. (I)	1,368	1,614
Clayton Williams Energy, Inc. (I)	1,200	54,936
Comstock Resources, Inc. (I)	25,800	561,666
Crosstex Energy, Inc. (I)(L)	10,600	78,758
CVR Energy, Inc. (I)	13,091	93,208
Delek US Holdings, Inc.	8,035	53,915
DHT Holdings, Inc.	4,197	16,242
Double Eagle Petroleum &
Mining Company (I)	600	2,448
Energy Partners, Ltd. (I)	4,971	54,333
Forest Oil Corp. (I)	30,586	798,906
Frontier Oil Corp.	16,300	190,873
General Maritime Corp.	8,231	36,793
Georesources, Inc. (I)	2,359	35,644
Green Plains Renewable Energy, Inc. (I)	500	4,650
Gulfport Energy Corp. (I)	293	3,331
Harvest Natural Resources, Inc. (I)(L)	7,631	53,493
HKN, Inc. (I)	200	560
International Coal Group, Inc. (I)	31,300	143,041

The accompanying notes are an integral part of the financial statements.	253

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Mariner Energy, Inc. (I)(L)	500	$11,445
Overseas Shipholding Group, Inc. (L)	4,418	142,260
Patriot Coal Corp. (I)(L)	3,300	33,924
Penn Virginia Corp.	38,250	533,189
Petroleum Development Corp. (I)	4,460	119,974
Petroquest Energy, Inc. (I)	6,000	35,880
Rex Energy Corp. (I)	4,079	46,133
Rosetta Resources, Inc. (I)	100	1,970
SandRidge Energy, Inc. (I)(L)	90,339	364,970
Sunoco, Inc.	2,500	84,200
Swift Energy Company (I)	4,796	129,252
Teekay Corp. (L)	8,700	211,497
Tesoro Corp.	21,000	235,830
USEC, Inc. (I)	23,391	109,938
Warren Resources, Inc. (I)	7,110	21,899
Western Refining, Inc. (I)(L)	21,251	92,654

		4,980,424

		11,675,636
Financials - 21.61%
Capital Markets - 1.86%
Affiliated Managers Group, Inc. (I)	9,024	579,431
American Capital, Ltd. (I)	13,754	69,733
Calamos Asset Management, Inc.	700	6,622
Capital Southwest Corp.	697	60,806
Cowen Group, Inc., Class A (I)	727	2,494
FirstCity Financial Corp. (I)	400	2,900
GFI Group, Inc.	7,507	33,631
Harris & Harris Group, Inc. (I)	7,423	28,059
International Assets Holding Corp. (I)	1,673	27,387
Investment Technology Group, Inc. (I)	7,631	101,416
JMP Group, Inc.	3,000	17,190
KBW, Inc. (L)	32,733	719,144
Knight Capital Group, Inc., Class A (I)	1,243	14,767
LaBranche & Company, Inc. (I)	9,046	35,189
MCG Capital Corp.	17,445	92,110
MF Global Holdings, Ltd. (I)	26,200	172,920
Oppenheimer Holdings, Inc., Class A	455	10,602
Penson Worldwide, Inc. (I)(L)	4,893	22,557
Safeguard Scientifics, Inc. (I)	4,031	46,357
Sanders Morris Harris Group, Inc.	3,051	15,713
SEI Investments Company	40,733	720,974
Stifel Financial Corp. (I)	507	21,943
SWS Group, Inc.	4,200	30,282
TradeStation Group, Inc. (I)	823	4,831

		2,837,058
Commercial Banks - 8.73%
1st Source Corp.	3,764	61,052
1st United Bancorp, Inc. (I)	1,200	7,092
Ameris Bancorp (I)(L)	2,190	17,170
Associated Banc Corp.	71,051	856,875
BancFirst Corp.	15,700	584,040
Bancorp Rhode Island, Inc.	34	966
Bancorp, Inc. (I)	5,697	36,575
BancTrust Financial Group, Inc. (I)(L)	2,912	8,911
Bank of Florida Corp. (I)	2,087	125
Bank of the Ozarks, Inc.	1,040	38,210
Banner Corp.	2,606	5,342
Boston Private Financial Holdings, Inc.	13,212	82,839
Cadence Financial Corp. (I)	768	945
Cape Bancorp, Inc. (I)	443	3,402
Capital City Bank Group, Inc. (L)	2,547	27,864
CapitalSource, Inc.	13,100	66,155
Capitol Bancorp, Ltd. (I)(L)	1,108	1,208

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Cardinal Financial Corp.	4,974	$45,661
Cascade Financial Corp. (I)(L)	800	232
Cathay General Bancorp	16,481	158,053
Center Bancorp, Inc.	785	5,754
Center Financial Corp. (I)	6,298	29,160
Centerstate Banks, Inc.	2,800	24,136
Central Jersey Bancorp (I)	710	5,254
Central Pacific Financial Corp. (I)(L)	1,855	2,912
Chemical Financial Corp.	2,400	46,368
City Holding Company (L)	1,280	36,544
City National Corp.	400	19,376
CoBiz Financial, Inc.	8,144	43,408
Columbia Banking System, Inc.	47,786	851,069
Commerce Bancshares, Inc.	20,098	718,102
Community Bank Systems, Inc. (L)	5,200	117,416
Community Trust Bancorp, Inc.	23,247	612,326
Crescent Financial Corp. (I)	510	1,331
CVB Financial Corp.	3,200	21,856
Danvers Bancorp, Inc.	1,684	25,378
East West Bancorp, Inc.	59,692	872,697
Encore Bancshares, Inc. (I)	1,486	8,946
Enterprise Financial Services Corp.	3,305	26,771
Fidelity Southern Corp. (I)	747	4,833
Financial Institutions, Inc.	1,180	16,945
First BanCorp/Puerto Rico (I)(L)	8,900	3,240
First Bancorp/Troy NC	3,981	48,329
First Busey Corp. (L)	5,925	25,359
First California Financial Group, Inc. (I)	2,100	5,670
First Commonwealth Financial Corp.	18,527	91,709
First Community Bancshares, Inc.	2,035	26,272
First Financial Bancorp	2,000	31,900
First Financial Bankshares, Inc. (L)	11,251	502,582
First Financial Corp./IN	1,041	29,918
First Horizon National Corp. (I)(L)	18,882	190,331
First Merchants Corp.	4,649	35,937
First Midwest Bancorp, Inc.	75,232	826,047
First Security Group, Inc.	1,566	2,615
First South Bancorp, Inc.	777	7,793
FirstMerit Corp.	39,315	680,150
FNB Corp. (L)	23,435	182,090
FNB United Corp. (I)(L)	1,184	758
Fulton Financial Corp.	14,960	123,869
Glacier Bancorp, Inc.	2,400	33,216
Great Southern Bancorp, Inc.	1,385	27,811
Greene County Bancshares, Inc. (I)(L)	3,216	21,708
Hampden Bancorp, Inc.	942	9,514
Hampton Roads Bankshares, Inc. (I)(L)	1,451	1,378
Hanmi Financial Corp. (I)	7,586	9,179
Heartland Financial USA, Inc. (L)	1,787	25,107
Heritage Commerce Corp. (I)	1,454	4,813
Home Bancorp, Inc. (I)	1,452	19,108
Home Bancshares, Inc.	820	17,663
Huntington Bancshares, Inc.	10,700	56,603
IBERIABANK Corp.	1,900	92,625
Independent Bank Corp./MA (L)	3,998	83,838
International Bancshares Corp. (L)	12,800	199,680
Intervest Bancshares Corp. (I)	337	725
Investors Bancorp, Inc. (I)	238	2,528
Lakeland Bancorp, Inc./NJ (L)	3,995	31,640
Lakeland Financial Corp./IN	1,505	27,903
Macatawa Bank Corp. (I)(L)	400	548
MainSource Financial Group, Inc.	4,529	27,491
Marshall & Ilsley Corp.	33,400	218,770
MB Financial, Inc.	11,931	178,726
MBT Financial Corp. (I)	1,037	1,514

The accompanying notes are an integral part of the financial statements.	254

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Mercantile Bank Corp.	431	$2,116
Metro Bancorp, Inc. (I)	1,942	17,964
MidSouth Bancorp, Inc.	91	1,114
MidWestOne Financial Group, Inc.	67	878
Nara Bancorp, Inc. (I)	5,517	32,936
National Penn Bancshares, Inc.	22,436	130,353
NBT Bancorp, Inc.	1,063	21,706
NewBridge Bancorp (I)	300	1,038
North Valley Bancorp (I)	215	366
Northrim BanCorp, Inc.	492	7,916
Old National Bancorp	5,001	46,109
Old Second Bancorp, Inc. (L)	2,154	1,788
Oriental Financial Group, Inc.	3,385	44,851
Pacific Capital Bancorp (I)(L)	5,073	4,159
Pacific Continental Corp.	1,881	15,443
Pacific Mercantile Bancorp (I)(L)	1,399	5,176
PacWest Bancorp (L)	1,100	18,766
Park National Corp.	500	30,025
Peoples Bancorp, Inc.	2,417	29,222
Pinnacle Financial Partners, Inc. (I)(L)	5,345	45,753
Popular, Inc. (I)	25,900	66,304
Preferred Bank/Los Angeles CA (I)	866	1,420
PrivateBancorp, Inc.	200	2,092
Renasant Corp. (L)	5,070	67,989
Republic Bancorp, Inc., Class A	34	660
S&T Bancorp, Inc.	3,300	56,001
Sandy Spring Bancorp, Inc.	2,720	39,794
SCBT Financial Corp.	1,000	28,750
Seacoast Banking Corp. of Florida (I)	3,000	3,630
Shore Bancshares, Inc.	600	5,796
Sierra Bancorp	1,510	17,395
Simmons First National Corp., Class A	1,300	32,994
Southern Community Financial Corp. (I)	1,600	3,120
Southside Bancshares, Inc.	1,200	21,768
Southwest Bancorp, Inc.	3,389	40,363
State Bancorp, Inc.	2,399	20,344
StellarOne Corp.	5,246	54,270
Sterling Bancorp	2,100	18,270
Sterling Bancshares, Inc.	18,924	93,863
Sun Bancorp, Inc. (I)	1,280	6,400
Superior Bancorp (I)(L)	817	858
Susquehanna Bancshares, Inc. (L)	23,025	182,128
SVB Financial Group (I)	4,800	178,416
Synovus Financial Corp. (L)	51,541	106,174
Taylor Capital Group, Inc. (I)(L)	2,668	25,800
Texas Capital Bancshares, Inc. (I)	6,887	105,371
TIB Financial Corp. (I)(L)	2,507	953
Tompkins Financial Corp. (L)	50	1,837
Tower Bancorp, Inc.	693	13,015
TowneBank (L)	2,424	34,663
TriCo Bancshares	1,200	16,644
Trustmark Corp.	1,900	36,233
UMB Financial Corp.	1,200	38,256
Umpqua Holdings Corp.	13,990	145,496
Union First Market Bankshares Corp.	1,159	13,444
United Bankshares, Inc. (L)	4,500	103,545
United Community Banks, Inc. (I)(L)	13,213	32,768
Univest Corp. of Pennsylvania	1,457	23,312
Virginia Commerce Bancorp, Inc. (I)	5,971	32,960
Washington Banking Company	1,415	17,065
Washington Trust Bancorp, Inc.	2,492	45,080
Webster Financial Corp.	9,859	158,631
WesBanco, Inc.	6,159	93,925
West Bancorp, Inc. (I)	1,300	7,670
West Coast Bancorp (I)	4,740	11,186

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Western Alliance Bancorp (I)(L)	13,721	$83,973
Whitney Holding Corp.	12,607	93,670
Wilmington Trust Corp.	1,980	17,424
Wilshire Bancorp, Inc.	4,239	26,282
Wintrust Financial Corp.	6,669	191,800
Yadkin Valley Financial Corp. (I)	1,614	4,196
Zions Bancorporation (L)	56,923	1,049,091

		13,330,724
Consumer Finance - 0.41%
AmeriCredit Corp. (I)(L)	6,426	155,509
Cash America International, Inc.	5,600	171,528
CompuCredit Holdings Corp. (L)	4,807	21,007
Nelnet, Inc., Class A	7,214	158,059
The First Marblehead Corp. (I)(L)	17,177	35,213
The Student Loan Corp.	1,358	25,327
United Panam Financial Corp. (I)	100	475
World Acceptance Corp. (I)	1,317	53,668

		620,786
Diversified Financial Services - 0.35%
Asset Acceptance Capital Corp. (I)	2,909	11,141
Asta Funding, Inc.	2,266	18,468
Encore Capital Group, Inc. (I)	2,756	54,596
Interactive Brokers Group, Inc., Class A (I)	7,700	124,663
Marlin Business Services Corp. (I)	2,737	26,686
Medallion Financial Corp.	2,850	20,093
MicroFinancial, Inc.	400	1,588
NewStar Financial, Inc. (I)	7,189	48,238
PHH Corp. (I)(L)	9,859	182,490
PICO Holdings, Inc. (I)	1,400	39,088
Primus Guaranty, Ltd. (I)	951	3,642
Resource America, Inc.	1,800	9,162

		539,855
Insurance - 6.51%
21st Century Holding Company	1,233	4,451
Affirmative Insurance Holdings, Inc. (I)	1,153	3,851
Alleghany Corp. (I)	506	150,611
Allied World Assurance
Company Holdings, Ltd.	7,100	357,627
Alterra Capital Holdings, Ltd.	4,822	89,400
American Equity Investment Life
Holding Company	13,300	126,217
American Financial Group, Inc.	15,574	448,064
American National Insurance Company	208	15,924
American Safety Insurance Holdings, Ltd. (I)	2,500	39,075
AMERISAFE, Inc. (I)	2,500	43,925
Amtrust Financial Services, Inc.	1,800	24,570
Arch Capital Group, Ltd. (I)	581	46,364
Argo Group International Holdings, Ltd.	7,062	215,179
Arthur J. Gallagher & Company	28,740	714,189
Aspen Insurance Holdings, Ltd.	6,900	195,960
Assurant, Inc.	4,200	153,552
Assured Guaranty, Ltd.	8,500	131,325
Citizens, Inc., Class A (I)(L)	3,000	20,220
CNA Surety Corp. (I)	7,732	129,588
CNO Financial Group, Inc. (I)	31,915	150,958
Delphi Financial Group, Inc., Class A	11,000	245,300
Donegal Group, Inc.	2,470	27,071
Eastern Insurance Holdings, Inc.	1,800	18,756
EMC Insurance Group, Inc.	570	11,731
Employers Holdings, Inc.	1,300	19,058
Endurance Specialty Holdings, Ltd.	7,600	279,984
Enstar Group, Ltd. (I)	371	25,829
FBL Financial Group, Inc., Class A	6,307	145,061

The accompanying notes are an integral part of the financial statements.	255

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
First Acceptance Corp. (I)	4,470	$7,823
First American Financial Corp.	3,500	51,905
First Mercury Financial Corp.	3,886	35,401
Flagstone Reinsurance Holdings SA	13,753	138,493
FPIC Insurance Group, Inc. (I)	19,573	594,041
Global Indemnity Plc (I)	2,203	36,394
Greenlight Capital Re, Ltd., Class A (I)	2,200	50,864
Hallmark Financial Services, Inc. (I)	4,561	38,039
Hanover Insurance Group, Inc.	16,896	732,948
Harleysville Group, Inc.	2,099	66,916
HCC Insurance Holdings, Inc.	14,800	373,404
Hilltop Holdings, Inc. (I)	10,029	98,986
Horace Mann Educators Corp.	8,400	137,760
Independence Holding Company	2,560	16,896
Maiden Holdings, Ltd.	9,259	67,868
MBIA, Inc. (I)(L)	32,626	305,379
Meadowbrook Insurance Group, Inc.	6,998	60,113
Mercer Insurance Group, Inc.	100	1,734
Montpelier Re Holdings, Ltd.	3,993	63,249
National Financial Partners Corp. (I)(L)	6,530	69,479
National Interstate Corp.	809	15,541
Old Republic International Corp.	24,854	317,634
OneBeacon Insurance Group, Ltd.	3,729	48,663
Platinum Underwriters Holdings, Ltd.	1,900	76,399
ProAssurance Corp. (I)	800	42,360
Protective Life Corp.	11,042	206,265
Reinsurance Group of America, Inc.	9,191	402,014
RenaissanceRe Holdings, Ltd.	1,400	79,506
RLI Corp.	700	36,722
Safety Insurance Group, Inc.	1,569	63,937
SeaBright Holdings, Inc.	3,399	24,031
StanCorp Financial Group, Inc.	4,763	169,706
State Auto Financial Corp.	4,942	69,089
Stewart Information Services Corp.	2,181	22,748
The Navigators Group, Inc. (I)	3,100	129,673
The Phoenix Companies, Inc. (I)	21,530	38,323
Tower Group, Inc.	10,296	220,952
Transatlantic Holdings, Inc.	6,644	316,719
United Fire & Casualty Company	847	17,135
Unitrin, Inc.	11,870	282,506
Universal Insurance Holdings, Inc.	1,687	7,018
Validus Holdings, Ltd.	5,148	131,120
White Mountains Insurance Group, Ltd.	1,470	446,263

		9,945,856
Real Estate Investment Trusts - 2.50%
Alexandria Real Estate Equities, Inc. (L)	10,538	731,021
Digital Realty Trust, Inc. (L)	15,600	924,612
LaSalle Hotel Properties	43,920	925,394
Senior Housing Properties Trust	30,431	715,129
Universal Health Realty Income Trust	16,520	525,501

		3,821,657
Real Estate Management & Development - 0.09%
Avatar Holdings, Inc. (I)	2,710	47,208
Forest City Enterprises, Inc., Class A (I)(L)	6,938	78,191
Thomas Properties Group, Inc.	4,895	15,321
ZipRealty, Inc. (I)	1,500	3,945

		144,665
Thrifts & Mortgage Finance - 1.16%
Abington Bancorp, Inc.	5,011	50,310
Astoria Financial Corp.	8,163	98,446
Atlantic Coast Federal Corp. (I)	901	2,243
B of I Holding, Inc. (I)(L)	1,889	21,421
Bank Mutual Corp.	7,714	39,264

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
BankAtlantic Bancorp, Inc. (I)(L)	11,198	$12,430
BankFinancial Corp.	5,021	45,189
Beneficial Mutual Bancorp, Inc. (I)	2,325	19,391
Berkshire Hill Bancorp, Inc.	3,391	59,970
Brookline Bancorp, Inc.	2,000	18,720
Clifton Savings Bancorp, Inc.	702	5,763
Dime Community Bancshares	2,740	34,223
Doral Financial Corp. (I)(L)	7,640	10,314
ESSA Bancorp, Inc.	2,503	27,984
Federal Agricultural Mortgage Corp., Class C	1,987	21,718
First Defiance Financial Corp.	560	5,124
First Financial Holdings, Inc.	3,700	33,448
First Financial Northwest, Inc.	2,932	12,138
First Niagara Financial Group, Inc.	5,200	58,708
Flushing Financial Corp.	6,985	75,648
Home Federal Bancorp, Inc.	3,822	47,546
K-Fed Bancorp	79	617
Kearny Financial Corp.	378	3,289
Legacy Bancorp, Inc.	689	5,698
Louisiana Bancorp, Inc. (I)	100	1,459
Meridian Interstate Bancorp, Inc. (I)	1,683	17,857
MGIC Investment Corp. (I)	6,497	46,908
New England Bancshares, Inc.	100	741
NewAlliance Bancshares, Inc.	15,498	189,696
Northwest Bancshares, Inc.	10,407	111,875
OceanFirst Financial Corp.	1,700	19,261
Ocwen Financial Corp. (I)	6,390	58,085
Provident Financial Holdings, Inc.	505	2,702
Provident Financial Services, Inc. (L)	12,662	145,233
Provident New York Bancorp	2,300	18,561
Radian Group, Inc. (L)	23,661	149,774
Roma Financial Corp.	100	1,024
Rome Bancorp, Inc.	600	5,538
Territorial Bancorp, Inc.	952	16,155
The PMI Group, Inc. (I)(L)	15,158	46,687
TierOne Corp. (I)	1,301	16
Tree.com, Inc. (I)	1,600	11,648
United Financial Bancorp, Inc.	3,837	51,646
United Western Bancorp, Inc. (I)	928	390
Washington Federal, Inc.	8,700	124,149
Waterstone Financial, Inc. (I)	718	2,757
Westfield Financial, Inc.	6,234	47,254

		1,779,018

		33,019,619
Health Care - 9.54%
Biotechnology - 0.42%
Celera Corp. (I)	16,788	110,801
Enzon Pharmaceuticals, Inc. (I)(L)	8,100	83,106
Infinity Pharmaceuticals, Inc. (I)	2,861	13,504
InterMune, Inc. (I)(L)	21,540	224,447
Martek Biosciences Corp. (I)(L)	6,927	151,147
Maxygen, Inc. (I)	6,300	34,776
Nanosphere, Inc. (I)	2,220	6,460
Progenics Pharmaceuticals, Inc. (I)	642	2,594
Repligen Corp. (I)	1,800	6,102
Transcept Pharmaceuticals, Inc. (I)	736	5,196

		638,133
Health Care Equipment & Supplies - 2.12%
Alere, Inc. (I)	7,254	202,894
Alphatec Holdings, Inc. (I)	1,800	3,708
Analogic Corp.	1,500	62,220
AngioDynamics, Inc. (I)	4,462	68,135
Anika Therapeutics, Inc. (I)	900	4,455

The accompanying notes are an integral part of the financial statements.	256

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Cardiac Science Corp. (I)	635	$1,130
CryoLife, Inc. (I)	1,033	5,361
Cutera, Inc. (I)	3,120	21,965
Cynosure, Inc. (I)	2,183	20,389
Digirad Corp. (I)	1,987	3,875
Exactech, Inc. (I)	1,000	14,510
Greatbatch, Inc. (I)	3,145	69,033
Invacare Corp. (L)	37,278	853,666
LeMaitre Vascular, Inc. (I)	300	2,145
Medical Action Industries, Inc. (I)	1,100	8,987
Merit Medical Systems, Inc. (I)	2,000	31,560
Natus Medical, Inc. (I)	2,800	33,796
Osteotech, Inc. (I)	1,200	7,680
Palomar Medical Technologies, Inc. (I)	1,400	12,376
RTI Biologics, Inc. (I)	10,804	22,904
Solta Medical, Inc. (I)	1,027	1,561
Symmetry Medical, Inc. (I)	8,226	73,952
Teleflex, Inc.	5,784	277,979
The Cooper Companies, Inc. (L)	32,879	1,326,339
TomoTherapy, Inc. (I)	5,800	17,864
Wright Medical Group, Inc. (I)	5,200	69,004
Young Innovations, Inc.	600	15,738

		3,233,226
Health Care Providers & Services - 3.79%
Air Methods Corp. (I)	2,857	104,223
Allied Healthcare International, Inc. (I)	7,832	15,899
American Dental Partners, Inc. (I)	3,602	38,469
AMN Healthcare Services, Inc. (I)	2,215	9,857
AmSurg Corp. (I)	4,576	76,282
Animal Health International, Inc. (I)	200	494
Assisted Living Concepts, Inc. (I)	2,580	70,124
Brookdale Senior Living, Inc. (I)	7,591	101,719
Capital Senior Living Corp. (I)	6,728	33,371
CardioNet, Inc. (I)	4,900	21,462
Centene Corp. (I)	2,721	55,019
Community Health Systems, Inc. (I)(L)	6,700	174,669
Coventry Health Care, Inc. (I)	5,767	111,591
Cross Country Healthcare, Inc. (I)	3,485	25,824
Dynacq Healthcare, Inc. (I)	941	2,033
Emdeon, Inc., Class A (I)	46,288	474,452
Five Star Quality Care, Inc. (I)	7,281	30,871
Gentiva Health Services, Inc. (I)	32,345	664,690
Hanger Orthopedic Group, Inc. (I)	47,200	615,960
Health Net, Inc. (I)	13,712	327,443
Healthspring, Inc. (I)	7,140	148,226
Healthways, Inc. (I)	5,068	63,350
Integramed America, Inc. (I)	400	3,712
LCA-Vision, Inc. (I)	1,131	4,490
LifePoint Hospitals, Inc. (I)	3,742	113,832
Magellan Health Services, Inc. (I)	4,500	197,145
MedCath Corp. (I)	4,600	36,754
Molina Healthcare, Inc. (I)(L)	3,816	96,774
National Healthcare Corp.	917	31,829
Nighthawk Radiology Holdings, Inc. (I)	1,780	4,984
Novamed, Inc. (I)(L)	978	8,567
Omnicare, Inc.	9,200	176,640
Owens & Minor, Inc.	21,897	583,774
Prospect Medical Holdings, Inc. (I)	1,700	14,620
Psychiatric Solutions, Inc. (I)	2,300	76,705
Res-Care, Inc. (I)	1,830	22,692
Skilled Healthcare Group, Inc. (I)	2,200	7,392
Sun Healthcare Group, Inc. (I)	6,869	55,639
Triple-S Management Corp., Class B (I)	4,188	66,673
Universal American Financial Corp.	16,337	225,614

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Universal Health Services, Inc., Class B	28,091	$882,057
WellCare Health Plans, Inc. (I)	600	14,886

		5,790,807
Health Care Technology - 0.40%
HealthStream, Inc. (I)	26	130
Omnicell, Inc. (I)	51,637	576,011
Vital Images, Inc. (I)	3,100	39,122

		615,263
Life Sciences Tools & Services - 0.88%
BioClinica, Inc. (I)	1,600	5,392
Cambrex Corp. (I)	3,548	14,795
Dionex Corp. (I)	10,822	784,595
Enzo Biochem, Inc. (I)	2,322	8,220
eResearch Technology, Inc. (I)	62,740	464,590
Harvard Bioscience, Inc. (I)	5,930	20,459
Kendle International, Inc. (I)	2,783	21,791
Medtox Scientific, Inc. (I)	1,823	20,910

		1,340,752
Pharmaceuticals - 1.93%
Biovail Corp. (L)	52,613	1,203,259
BMP Sunstone Corp. (I)(L)	4,600	29,900
Caraco Pharmaceutical Laboratories, Ltd. (I)	2,200	12,078
K-V Pharmaceutical Company, Class A (I)(L)	4,341	6,381
King Pharmaceuticals, Inc. (I)	4,800	41,808
Lannett Company, Inc. (I)	1,100	4,466
Matrixx Initiatives, Inc. (I)	1,835	9,175
Medicis Pharmaceutical Corp., Class A	1,798	49,445
Par Pharmaceutical Companies, Inc. (I)	2,620	69,089
Sucampo Pharmaceuticals, Inc. (I)	1,600	5,360
SuperGen, Inc. (I)	2,200	4,400
The Medicines Company (I)	2,800	32,200
Viropharma, Inc. (I)	84,977	1,065,612
Vivus, Inc. (I)(L)	74,520	420,293

		2,953,466

		14,571,647
Industrials - 17.15%
Aerospace & Defense - 1.97%
AAR Corp. (I)(L)	41,941	644,214
Aerovironment, Inc. (I)(L)	17,572	397,479
Applied Signal Technology, Inc.	1,000	19,640
BE Aerospace, Inc. (I)	16,900	455,455
Ceradyne, Inc. (I)	5,778	126,192
CPI Aerostructures, Inc. (I)	1,142	11,443
Curtiss-Wright Corp.	21,882	581,842
Ducommun, Inc.	2,656	50,995
Esterline Technologies Corp. (I)	6,602	303,692
Innovative Solutions & Support, Inc. (I)	975	5,119
Kratos Defense & Security Solutions, Inc. (I)	2,100	20,790
Ladish Company, Inc. (I)	2,600	64,714
LMI Aerospace, Inc. (I)	2,716	41,093
Moog, Inc., Class A (I)	2,075	64,740
SIFCO Industries, Inc.	400	4,000
Sparton Corp. (I)	1,700	8,789
Sypris Solutions, Inc. (I)	500	1,790
Triumph Group, Inc.	3,146	208,831

		3,010,818
Air Freight & Logistics - 0.71%
Air Transport Services Group, Inc. (I)	12,788	58,953
Atlas Air Worldwide Holdings, Inc. (I)	4,477	194,033
Dynamex, Inc. (I)	974	11,941
Pacer International, Inc. (I)	2,183	11,177

The accompanying notes are an integral part of the financial statements.	257

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Air Freight & Logistics (continued)
Park-Ohio Holdings Corp. (I)	659	$7,341
UTi Worldwide, Inc.	56,967	798,108

		1,081,553
Airlines - 0.72%
AirTran Holdings, Inc. (I)(L)	500	2,255
Alaska Air Group, Inc. (I)	1,100	48,653
Allegiant Travel Company (L)	13,800	519,294
Continental Airlines, Inc., Class B (I)(L)	12,271	274,134
ExpressJet Holdings, Inc. (I)	3,200	21,344
Hawaiian Holdings, Inc. (I)	2,300	11,270
JetBlue Airways Corp. (I)(L)	13,000	74,230
Pinnacle Airlines Corp. (I)	3,302	15,685
Republic Airways Holdings, Inc. (I)(L)	387	2,721
Skywest, Inc.	10,160	129,438

		1,099,024
Building Products - 0.77%
American Woodmark Corp. (L)	1,000	15,280
Ameron International Corp.	2,100	118,356
Apogee Enterprises, Inc.	4,581	41,412
Armstrong World Industries, Inc. (I)	1,500	58,950
Gibraltar Industries, Inc. (I)	3,701	28,128
Griffon Corp. (I)	12,823	137,078
Insteel Industries, Inc.	3,727	29,481
Owens Corning, Inc. (I)	9,932	270,150
PGT, Inc. (I)	5,533	11,066
Quanex Building Products Corp.	700	11,060
Simpson Manufacturing Company, Inc.	7,000	154,280
Universal Forest Products, Inc.	4,434	114,885
US Home Systems, Inc. (I)	400	1,148
USG Corp. (I)(L)	15,000	182,550

		1,173,824
Commercial Services & Supplies - 2.33%
ABM Industries, Inc.	51,116	1,002,385
American Reprographics Company (I)	6,100	40,260
AMREP Corp. (I)	100	1,101
Bowne & Company, Inc.	6,420	71,069
Casella Waste Systems, Inc., Class A (I)	5,100	22,644
CECO Environmental Corp. (I)	1,341	7,697
Consolidated Graphics, Inc. (I)	2,600	103,246
Courier Corp.	1,050	13,755
Covanta Holding Corp.	7,852	113,147
Ennis, Inc.	5,663	87,154
Fuel Tech, Inc. (I)	2,200	12,078
G & K Services, Inc., Class A	500	10,045
Innerworkings, Inc. (I)	2,100	11,403
Interface, Inc., Class A	1,095	14,038
Intersections, Inc.	2,600	22,906
Kimball International, Inc., Class B	3,313	17,128
McGrath Rentcorp	2,176	43,716
Mobile Mini, Inc. (I)(L)	8,178	116,373
Multi-Color Corp.	587	8,394
Schawk, Inc., Class A	3,135	47,652
Steelcase, Inc., Class A	10,496	65,180
SYKES Enterprises, Inc. (I)	375	4,485
Team, Inc. (I)	47,387	693,272
The Geo Group, Inc. (I)	2,809	62,079
United Stationers, Inc. (I)	2,142	96,154
Versar, Inc. (I)	353	794
Viad Corp.	4,717	74,764
Virco Manufacturing Corp.	700	2,065
Waste Connections, Inc. (I)	21,093	796,261

		3,561,245

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering - 0.38%
Dycom Industries, Inc. (I)	8,596	$69,112
EMCOR Group, Inc. (I)	6,300	143,262
Furmanite Corp. (I)	452	1,953
Great Lakes Dredge & Dock Corp.	13,574	68,481
Integrated Electrical Services, Inc. (I)	427	1,460
Layne Christensen Company (I)	3,684	91,621
Michael Baker Corp. (I)	600	19,782
MYR Group, Inc. (I)	1,600	22,288
Northwest Pipe Company (I)	1,513	22,619
Pike Electric Corp. (I)	6,752	54,691
Tutor Perini Corp. (I)(L)	4,040	79,830

		575,099
Electrical Equipment - 2.19%
Baldor Electric Company (L)	31,829	1,116,561
Belden, Inc.	33,898	742,366
Brady Corp., Class A	1,812	46,677
C & D Technologies, Inc. (I)	2,160	1,231
Encore Wire Corp. (L)	5,500	100,595
EnerSys, Inc. (I)	7,300	161,111
Franklin Electric Company, Inc.	711	22,517
General Cable Corp. (I)	6,249	139,040
GrafTech International, Ltd. (I)	61,317	862,117
Hoku Corp. (I)	435	1,101
LaBarge, Inc. (I)	1,000	10,460
LSI Industries, Inc.	2,092	10,774
Ocean Power Technologies, Inc. (I)	1,700	8,500
Orion Energy Systems, Inc. (I)	1,153	2,813
Polypore International, Inc. (I)	2,238	60,471
Powell Industries, Inc. (I)	800	22,768
PowerSecure International, Inc. (I)	1,924	15,931
SL Industries, Inc. (I)	300	3,765
Ultralife Corp. (I)	3,851	15,789

		3,344,587
Industrial Conglomerates - 0.04%
Standex International Corp.	2,850	67,061
Machinery - 4.46%
Actuant Corp., Class A	1,600	31,712
Alamo Group, Inc.	2,756	53,742
Albany International Corp., Class A	3,813	67,681
American Railcar Industries, Inc. (I)	4,946	57,126
Ampco-Pittsburgh Corp.	1,836	39,437
Astec Industries, Inc. (I)	500	12,850
Barnes Group, Inc.	9,481	144,206
Briggs & Stratton Corp.	8,705	157,996
Cascade Corp.	2,291	71,525
Chart Industries, Inc. (I)	6,240	99,341
CIRCOR International, Inc.	432	12,031
Columbus McKinnon Corp. (I)	4,431	56,717
EnPro Industries, Inc. (I)	2,900	79,199
Federal Signal Corp.	14,880	78,418
FreightCar America, Inc.	2,800	65,212
Gardner Denver, Inc.	19,160	914,698
Gencor Industries, Inc. (I)	604	4,258
Greenbrier Companies, Inc. (I)	4,947	57,731
Hardinge, Inc.	1,900	15,580
Hurco Companies, Inc. (I)	1,300	20,319
IDEX Corp.	26,506	789,614
Kaydon Corp.	3,024	98,008
Key Technology, Inc. (I)	105	1,275
L.B. Foster Company (I)	153	3,920
Lydall, Inc. (I)	1,800	12,402
Met-Pro Corp.	3,315	31,294
MFRI, Inc. (I)	100	662

The accompanying notes are an integral part of the financial statements.	258

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Miller Industries, Inc.	2,591	$31,973
Mueller Industries, Inc.	6,581	155,180
Mueller Water Products, Inc.	20,625	48,881
NACCO Industries, Inc., Class A	1,100	85,294
NN, Inc. (I)	3,985	29,489
Portec Rail Products, Inc.	1,454	16,663
Robbins & Myers, Inc.	4,900	115,934
Sauer-Danfoss, Inc. (I)	3,807	61,902
Terex Corp. (I)(L)	4,900	89,229
The Manitowoc Company, Inc.	19,800	181,368
Timken Company	13,200	431,772
Titan International, Inc. (L)	101,537	1,029,585
Trinity Industries, Inc. (L)	42,588	729,107
Twin Disc, Inc.	2,523	29,948
Valmont Industries, Inc.	9,765	654,548
Wabash National Corp. (I)	2,800	17,164
Watts Water Technologies, Inc., Class A	4,496	135,060

		6,820,051
Marine - 0.25%
Alexander & Baldwin, Inc.	7,217	244,223
American Commercial Lines, Inc. (I)	416	11,677
Eagle Bulk Shipping, Inc. (I)(L)	13,865	65,027
Genco Shipping & Trading, Ltd. (I)(L)	2,300	34,592
Horizon Lines, Inc.	7,765	30,982

		386,501
Professional Services - 0.32%
Barrett Business Services, Inc.	1,353	17,900
CDI Corp.	4,798	53,210
CRA International, Inc. (I)	1,339	21,290
Franklin Covey Company (I)	3,206	19,557
GP Strategies Corp. (I)	2,590	19,270
Heidrick & Struggles International, Inc.	1,007	17,492
Hudson Highland Group, Inc. (I)	3,400	10,200
Huron Consulting Group, Inc. (I)	878	16,199
ICF International, Inc. (I)	701	14,784
Kelly Services, Inc., Class A (I)	6,524	68,111
Kforce, Inc. (I)	1,609	17,007
Korn/Ferry International (I)	3,249	42,302
LECG Corp. (I)	3,950	5,135
National Technical Systems, Inc.	1,900	13,490
On Assignment, Inc. (I)	6,512	28,327
RCM Technologies, Inc. (I)	100	493
School Specialty, Inc. (I)	2,200	28,666
The Dolan Company (I)	6,494	59,550
Volt Information Sciences, Inc. (I)	4,968	31,398

		484,381
Road & Rail - 1.65%
AMERCO, Inc. (I)	3,260	263,441
Arkansas Best Corp.	2,487	51,282
Avis Budget Group, Inc. (I)(L)	9,200	83,904
Celadon Group, Inc. (I)	1,601	18,748
Covenant Transport, Inc. (I)	842	5,667
Dollar Thrifty Automotive Group, Inc. (I)	300	14,112
Landstar System, Inc.	19,184	690,240
Marten Transport, Ltd.	4,720	93,031
Old Dominion Freight Lines, Inc. (I)(L)	36,780	857,342
P.A.M. Transportation Services, Inc. (I)	2,043	22,902
Ryder Systems, Inc.	8,700	333,819
Saia, Inc. (I)	3,700	43,253
Universal Truckload Services, Inc. (I)	533	7,164
USA Truck, Inc. (I)	2,324	30,770

		2,515,675

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors - 1.36%
Aceto Corp.	4,911	$27,698
Aircastle, Ltd.	11,800	92,158
Applied Industrial Technologies, Inc.	5,900	158,120
Beacon Roofing Supply, Inc. (I)(L)	53,409	743,987
CAI International, Inc. (I)	4,100	56,047
GATX Corp.	10,584	288,943
H&E Equipment Services, Inc. (I)	5,736	39,062
Interline Brands, Inc. (I)	6,830	110,373
Kaman Corp., Class A	437	9,339
Lawson Products, Inc.	1,959	26,564
Rush Enterprises, Inc., Class B (I)	9,000	103,500
TAL International Group, Inc.	4,902	104,511
Titan Machinery, Inc. (I)	3,197	47,763
United Rentals, Inc. (I)	10,100	113,625
WESCO International, Inc. (I)	4,994	161,206

		2,082,896

		26,202,715
Information Technology - 14.76%
Communications Equipment - 2.27%
Anaren, Inc. (I)	1,390	18,932
Arris Group, Inc. (I)	11,525	94,159
Aviat Networks, Inc. (I)	7,300	28,762
Aware, Inc. (I)	3,300	7,590
Bel Fuse, Inc., Class B	1,882	34,873
BigBand Networks, Inc. (I)	4,600	12,420
Black Box Corp.	3,600	101,520
CommScope, Inc. (I)	7,100	133,125
Communications Systems, Inc.	692	7,550
Comtech Telecommunications Corp. (I)(L)	16,423	334,537
Digi International, Inc. (I)	2,751	20,853
EchoStar Corp., Class A (I)	3,771	70,367
EMS Technologies, Inc. (I)	3,696	53,666
Emulex Corp. (I)	12,377	118,077
Extreme Networks, Inc. (I)	3,605	9,878
Globecomm Systems, Inc. (I)	5,154	35,099
Harmonic, Inc. (I)	665	3,864
Hughes Communications, Inc. (I)	1,496	34,767
JDS Uniphase Corp. (I)	117,640	1,081,112
KVH Industries, Inc. (I)	2,148	26,786
Loral Space & Communications, Inc. (I)	456	24,414
NETGEAR, Inc. (I)	847	17,889
Network Engines, Inc. (I)	185	246
Occam Networks, Inc. (I)	1,344	6,250
Oplink Communications, Inc. (I)	1,660	26,095
OpNext, Inc. (I)	5,400	7,452
Orbcomm, Inc. (I)	7,200	13,248
Performance Technologies, Inc. (I)	1,302	2,825
Relm Wireless Corp. (I)	877	1,605
Seachange International, Inc. (I)	3,700	28,638
Sycamore Networks, Inc.	6,541	143,379
Symmetricom, Inc. (I)	2,967	15,072
Tellabs, Inc.	118,140	838,794
Tollgrade Communications, Inc. (I)	1,621	11,736
UTStarcom, Inc. (I)(L)	22,600	42,714
Viasat, Inc. (I)	1,415	49,454
Westell Technologies, Inc., Class A (I)	2,150	4,300

		3,462,048
Computers & Peripherals - 0.26%
ActivIdentity Corp. (I)	3,580	6,766
Avid Technology, Inc. (I)	8,929	98,933
Concurrent Computer Corp. (I)	526	2,725
Cray, Inc. (I)	3,200	17,248
Datalink Corp. (I)	1,469	4,906

The accompanying notes are an integral part of the financial statements.	259

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
Electronics for Imaging, Inc. (I)	4,606	$49,031
Hutchinson Technology, Inc. (I)	3,000	8,610
Hypercom Corp. (I)	2,100	6,573
Imation Corp. (I)	8,497	72,734
Interphase Corp. (I)	400	664
Intevac, Inc. (I)	3,491	32,885
KEY Tronic Corp. (I)	400	2,096
Novatel Wireless, Inc. (I)	4,100	23,821
Rimage Corp. (I)	2,000	30,600
Silicon Graphics International Corp. (I)(L)	6,613	39,248

		396,840
Electronic Equipment, Instruments & Components - 3.25%
Arrow Electronics, Inc. (I)	13,183	301,627
Avnet, Inc. (I)	3,200	73,280
AVX Corp.	6,385	79,366
Benchmark Electronics, Inc. (I)	4,167	58,463
Checkpoint Systems, Inc. (I)	6,338	116,239
Cognex Corp.	4,575	89,213
Coherent, Inc. (I)	3,429	127,387
CPI International, Inc. (I)	2,678	37,787
Daktronics, Inc.	3,800	34,998
Electro Rent Corp.	4,932	58,346
FARO Technologies, Inc. (I)	2,008	36,827
Gerber Scientific, Inc. (I)	5,739	31,737
ICx Technologies, Inc. (I)	2,572	19,676
ID Systems, Inc. (I)	651	1,302
Ingram Micro, Inc., Class A (I)	67,136	1,011,068
Insight Enterprises, Inc. (I)	4,514	59,314
IntriCon Corp. (I)	80	315
L-1 Identity Solutions, Inc. (I)	18,315	164,652
LoJack Corp. (I)	1,501	4,983
Measurement Specialties, Inc. (I)	2,180	32,308
Mercury Computer Systems, Inc. (I)	2,190	24,243
Methode Electronics, Inc.	4,959	44,284
Multi-Fineline Electronix, Inc. (I)	3,411	71,085
Newport Corp. (I)	1,100	10,417
NU Horizons Electronics Corp. (I)	1,500	4,815
OSI Systems, Inc. (I)	38,784	1,147,231
PAR Technology Corp. (I)	1,700	8,211
PC Connection, Inc. (I)	400	2,604
PC Mall, Inc. (I)	1,332	5,594
Perceptron, Inc. (I)	246	1,092
Planar Systems, Inc. (I)	1,500	3,360
RadiSys Corp. (I)	2,116	19,171
Richardson Electronics, Ltd.	1,662	14,626
Rofin-Sinar Technologies, Inc. (I)	18,107	369,383
Rogers Corp. (I)	3,600	96,480
Sanmina-SCI Corp. (I)	2,300	20,769
Scansource, Inc. (I)	1,144	28,554
Smart Modular Technologies (WWH), Inc. (I)	7,330	34,378
Spectrum Control, Inc. (I)	2,917	34,450
SYNNEX Corp. (I)(L)	7,365	169,837
Tech Data Corp. (I)(L)	6,299	228,024
Tessco Technologies, Inc.	1,768	18,617
TTM Technologies, Inc. (I)	3,855	31,842
Viasystems Group, Inc. (I)	260	3,710
Vicon Industries, Inc. (I)	102	388
Vishay Intertechnology, Inc. (I)	23,932	184,037
Vishay Precision Group, Inc. (I)	1,709	24,763
X-Rite, Inc. (I)	6,319	20,790
Zygo Corp. (I)	1,490	11,980

		4,973,623

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services - 1.69%
AOL, Inc. (I)	600	$13,332
DealerTrack Holdings, Inc. (I)	2,284	33,678
Digital River, Inc. (I)	1,500	39,555
DivX, Inc. (I)	4,700	36,167
Earthlink, Inc.	1,615	13,824
GSI Commerce, Inc. (I)(L)	32,157	732,215
IAC/InterActiveCorp (I)	11,000	272,690
InfoSpace, Inc. (I)	5,772	40,462
Internap Network Services Corp. (I)	9,947	40,932
Internet Brands, Inc., Class A (I)	7,871	81,465
Internet Capital Group, Inc. (I)	4,360	36,689
Limelight Networks, Inc. (I)	6,400	25,344
Marchex, Inc., Class B	3,900	15,639
Market Leader, Inc. (I)	500	1,040
ModusLink Global Solutions, Inc. (I)	9,124	53,010
Open Text Corp. (I)(L)	20,583	905,652
Perficient, Inc. (I)	1,626	14,114
RealNetworks, Inc. (I)	17,097	46,162
Soundbite Communications, Inc. (I)	200	580
Support.com, Inc. (I)	6,257	23,777
TechTarget, Inc. (I)	5,047	22,409
The Knot, Inc. (I)	200	1,412
TheStreet.com, Inc.	6,959	19,485
United Online, Inc.	17,863	88,065
Web.com Group, Inc. (I)	4,251	18,577

		2,576,275
IT Services - 1.53%
Acorn Energy, Inc. (I)	767	3,375
Acxiom Corp. (I)	7,534	93,384
CACI International, Inc., Class A (I)	21,107	861,377
China Information Technology, Inc. (I)	4,800	24,288
CIBER, Inc. (I)	13,500	36,990
Computer Task Group, Inc. (I)	1,641	10,305
Convergys Corp. (I)(L)	15,251	154,493
CoreLogic, Inc.	6,410	110,701
Dynamics Research Corp. (I)	1,413	13,890
Integral Systems, Inc. (I)	600	4,056
INX, Inc. (I)	814	4,029
Online Resources Corp. (I)	4,400	17,380
SRA International, Inc., Class A (I)	6,412	123,431
StarTek, Inc. (I)	1,937	8,581
TechTeam Global, Inc. (I)	1,203	6,989
The Hackett Group, Inc. (I)	7,572	29,985
Tier Technologies, Inc., Class B (I)	600	2,910
Virtusa Corp. (I)	1,500	13,230
Wright Express Corp. (I)	25,316	812,897

		2,332,291
Semiconductors & Semiconductor Equipment - 2.77%
Actel Corp. (I)	1,407	20,120
Advanced Analogic Technologies, Inc. (I)	1,903	6,166
Amtech Systems, Inc. (I)	2,327	31,694
Anadigics, Inc. (I)	8,400	33,726
ATMI, Inc. (I)	2,000	25,550
AuthenTec, Inc. (I)	5,081	8,434
Axcelis Technologies, Inc. (I)	1,200	1,632
AXT, Inc. (I)	7,100	38,482
BTU International, Inc. (I)	682	3,690
Cabot Microelectronics Corp. (I)	3,400	101,762
Cascade Microtech, Inc. (I)	1,613	6,129
Ceva, Inc. (I)	2,219	26,850
Chase Corp.	1,432	18,186
Cohu, Inc.	5,443	62,486
Cymer, Inc. (I)	23,981	705,761

The accompanying notes are an integral part of the financial statements.	260

$

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Diodes, Inc. (I)	6,400	$94,400
DSP Group, Inc. (I)	5,140	34,592
Evergreen Solar, Inc. (I)(L)	21,098	14,136
Exar Corp. (I)	10,153	55,232
Fairchild Semiconductor International, Inc. (I)	16,880	130,482
FEI Company (I)	5,400	89,964
FormFactor, Inc. (I)	2,814	19,754
GSI Technology, Inc. (I)	4,700	27,260
Ikanos Communications, Inc. (I)	1,900	1,636
Integrated Device Technology, Inc. (I)	24,164	123,720
Integrated Silicon Solution, Inc. (I)	3,800	25,194
International Rectifier Corp. (I)	10,474	192,198
IXYS Corp. (I)	2,893	27,368
Lattice Semiconductor Corp. (I)	8,300	34,445
Mattson Technology, Inc. (I)	6,000	12,480
MEMSIC, Inc. (I)	1,071	2,495
Microsemi Corp. (I)	400	5,600
Microtune, Inc. (I)	5,993	13,664
MKS Instruments, Inc. (I)	42,215	728,631
MoSys, Inc. (I)	1,600	6,848
Nanometrics, Inc. (I)	1,100	14,575
OmniVision Technologies, Inc. (I)	6,727	137,904
Pericom Semiconductor Corp. (I)	5,501	46,483
Photronics, Inc. (I)	12,200	52,460
Rudolph Technologies, Inc. (I)	3,216	25,422
Semtech Corp. (I)	49,497	821,403
Sigma Designs, Inc. (I)	6,900	65,550
Silicon Image, Inc. (I)	9,862	35,700
Standard Microsystems Corp. (I)	3,799	68,838
Supertex, Inc. (I)	1,700	37,417
Trident Microsystems, Inc. (I)	5,100	7,752
TriQuint Semiconductor, Inc. (I)	15,543	108,024
Virage Logic Corp. (I)	2,046	24,552
Zoran Corp. (I)	6,685	54,015

		4,230,862
Software - 2.99%
American Software, Inc., Class A	4,417	22,571
Ariba, Inc. (I)	83,104	1,285,619
Bsquare Corp. (I)	100	293
Epicor Software Corp. (I)	7,000	47,530
EPIQ Systems, Inc.	3,500	43,575
ePlus, Inc. (I)	1,986	35,867
Fair Isaac Corp.	300	6,717
JDA Software Group, Inc. (I)	1,800	41,346
Mentor Graphics Corp. (I)	600	5,454
Parametric Technology Corp. (I)	45,214	770,899
Progress Software Corp. (I)	200	5,342
Quest Software, Inc. (I)	45,538	975,879
S1 Corp. (I)	3,800	18,506
Smith Micro Software, Inc. (I)	3,270	25,016
THQ, Inc. (I)(L)	11,400	40,470
TIBCO Software, Inc. (I)	86,002	1,246,169

		4,571,253

		22,543,192
Materials - 5.71%
Chemicals - 2.39%
A. Schulman, Inc.	3,749	68,119
American Pacific Corp. (I)	724	3,388
American Vanguard Corp. (L)	4,505	29,778
Arabian American Development Company (I)	100	179
Ashland, Inc.	7,304	339,344
Cabot Corp.	7,889	224,284
Cytec Industries, Inc.	7,000	332,010

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Ferro Corp. (I)	7,021	$75,125
Flotek Industries, Inc. (I)(L)	1,202	1,743
FMC Corp.	12,639	787,157
Georgia Gulf Corp. (I)	7,700	100,100
H.B. Fuller Company	300	5,697
Huntsman Corp.	4,200	38,262
Innospec, Inc. (I)	1,700	21,097
KMG Chemicals, Inc.	652	8,665
Landec Corp. (I)	3,700	20,350
LSB Industries, Inc. (I)	900	14,922
Minerals Technologies, Inc.	2,700	144,720
NL Industries, Inc.	3,600	27,432
OM Group, Inc. (I)	3,198	81,869
Penford Corp. (I)	1,910	9,283
PolyOne Corp. (I)	92,224	899,184
Quaker Chemical Corp.	975	28,870
Rockwood Holdings, Inc. (I)	3,661	94,637
Spartech Corp. (I)	6,400	57,152
Westlake Chemical Corp.	6,868	178,019
Zoltek Companies, Inc. (I)(L)	8,005	68,123

		3,659,509
Construction Materials - 0.12%
Headwaters, Inc. (I)	11,704	35,931
Texas Industries, Inc.	4,800	145,152

		181,083
Containers & Packaging - 0.79%
AptarGroup, Inc.	19,165	798,222
Boise, Inc. (I)	11,900	81,872
Graphic Packaging Holding Company (I)	20,190	61,580
Myers Industries, Inc.	7,803	49,705
Temple-Inland, Inc.	13,500	215,055

		1,206,434
Metals & Mining - 1.60%
A. M. Castle & Company (I)	5,286	73,687
Brush Engineered Materials, Inc. (I)	3,000	72,150
Century Aluminum Company (I)(L)	11,480	114,800
Coeur d’Alene Mines Corp. (I)	1,550	26,598
Commercial Metals Company	19,700	256,691
Compass Minerals International, Inc.	11,853	850,453
Friedman Industries, Inc.	490	2,920
Globe Specialty Metals, Inc. (I)	1,700	18,581
Haynes International, Inc.	2,800	81,984
Hecla Mining Company (I)(L)	8,800	50,336
Horsehead Holding Corp. (I)	10,408	82,431
Kaiser Aluminum Corp. (L)	4,400	162,448
Olympic Steel, Inc.	700	15,428
Reliance Steel & Aluminum Company	8,700	324,075
RTI International Metals, Inc. (I)	5,200	143,520
Synalloy Corp.	380	3,716
Universal Stainless & Alloy Products, Inc. (I)	1,487	30,588
US Gold Corp. (I)	14,400	74,448
Worthington Industries, Inc.	3,800	54,036

		2,438,890
Paper & Forest Products - 0.81%
Buckeye Technologies, Inc.	8,700	103,356
Clearwater Paper Corp. (I)	1,399	95,076
Domtar Corp.	5,000	300,100
KapStone Paper and Packaging Corp. (I)	6,511	74,160
Louisiana-Pacific Corp. (I)(L)	23,781	158,381
MeadWestvaco Corp.	14,845	323,027
Mercer International, Inc. (I)(L)	8,709	43,371
Neenah Paper, Inc.	3,386	49,842

The accompanying notes are an integral part of the financial statements.	261

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products (continued)
P.H. Glatfelter Company	6,639	$67,917
Verso Paper Corp. (I)	2,600	5,564
Wausau Paper Corp. (I)	2,400	15,192

		1,235,986

		8,721,902
Telecommunication Services - 1.43%
Diversified Telecommunication Services - 1.02%
Alaska Communications Systems
Group, Inc. (L)	79,456	767,545
Cincinnati Bell, Inc. (I)	239,387	562,559
General Communication, Inc., Class A (I)	9,787	88,181
IDT Corp., Class B (I)	2,200	31,900
Iridium Communications, Inc. (I)	10,496	91,000
SureWest Communications (I)	1,474	9,065

		1,550,250
Wireless Telecommunication Services - 0.41%
FiberTower Corp. (I)	7,454	26,760
Leap Wireless International, Inc. (I)	3,505	36,347
Shenandoah Telecommunications Company	198	3,344
Telephone & Data Systems, Inc.	7,100	205,119
Telephone & Data Systems, Inc. -
Special Shares	6,500	164,320
United States Cellular Corp. (I)	4,446	186,376
USA Mobility, Inc.	700	10,052

		632,318

		2,182,568
Utilities - 1.01%
Electric Utilities - 0.04%
Unitil Corp.	2,500	53,200
Gas Utilities - 0.80%
Energen Corp.	12,668	540,670
UGI Corp.	24,726	682,438

		1,223,108
Independent Power Producers & Energy Traders - 0.12%
Mirant Corp. (I)	13,400	129,980
RRI Energy, Inc. (I)	16,200	56,214

		186,194
Water Utilities - 0.05%
Middlesex Water Company	713	11,700
Pennichuck Corp.	233	5,315
SJW Corp.	2,600	60,086

		77,101

		1,539,603

TOTAL COMMON STOCKS (Cost $141,476,195)		$150,546,705

SHORT-TERM INVESTMENTS - 14.40%
Repurchase Agreement - 0.79%
Repurchase Agreement with State Street Corp.
dated 08/31/2010 at 0.010% to be
repurchased at $1,206,000 on 09/01/2010,
collateralized by $1,030,000 Federal Home
Loan Mortgage Corp., 5.250% due
04/18/2016 (valued at $1,230,850,
including interest)	$1,206,000	1,206,000
Short-Term Securities* - 0.68%
State Street Institutional Liquid Reserves
Fund, 0.2807%	1,035,760	1,035,760

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Short-Term Securities* (continued)
Securities Lending Collateral - 12.93%
John Hancock Collateral Investment
Trust, 0.3330% (W)(Y)	$1,973,181	$19,751,735

TOTAL SHORT-TERM INVESTMENTS (Cost $21,987,601)		$21,993,495

Total Investments (Small Cap Opportunities Fund)
(Cost $163,463,796) - 112.95%		$172,540,200
Other assets and liabilities, net - (12.95%)		(19,787,188)

TOTAL NET ASSETS - 100.00%		$152,753,012

Small Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.12%
Consumer Discretionary - 16.77%
Diversified Consumer Services - 1.27%
Matthews International Corp., Class A	52,800	$1,662,672
Hotels, Restaurants & Leisure - 4.37%
Bally Technologies, Inc. (I)	35,300	1,110,185
CEC Entertainment, Inc. (I)	52,600	1,650,062
Choice Hotels International, Inc.	49,000	1,611,120
Sonic Corp. (I)	176,400	1,352,988

		5,724,355
Household Durables - 2.29%
Helen of Troy, Ltd. (I)	94,700	2,107,549
Tempur-Pedic International, Inc. (I)	33,300	892,440

		2,999,989
Media - 1.80%
Arbitron, Inc.	92,500	2,353,200
Specialty Retail - 6.55%
Hibbett Sports, Inc. (I)(L)	56,900	1,318,942
Stage Stores, Inc.	221,500	2,471,940
The Cato Corp., Class A	137,000	3,144,150
The Dress Barn, Inc. (I)	78,800	1,642,980

		8,578,012
Textiles, Apparel & Luxury Goods - 0.49%
Unifirst Corp.	16,500	647,790

		21,966,018
Consumer Staples - 5.26%
Food & Staples Retailing - 1.53%
Casey’s General Stores, Inc. (L)	53,500	2,012,670
Food Products - 1.22%
Lance, Inc.	74,200	1,596,042
Personal Products - 2.51%
Herbalife, Ltd. (L)	59,100	3,284,778

		6,893,490
Energy - 5.22%
Energy Equipment & Services - 2.62%
Bristow Group, Inc. (I)	35,500	1,171,500
SEACOR Holdings, Inc. (I)	28,800	2,265,696

		3,437,196
Oil, Gas & Consumable Fuels - 2.60%
Penn Virginia Corp.	79,600	1,109,624
SM Energy Company	29,500	1,120,705

The accompanying notes are an integral part of the financial statements.	262

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Whiting Petroleum Corp. (I)	13,800	$1,170,792

		3,401,121

		6,838,317
Financials - 24.73%
Capital Markets - 1.96%
Ares Capital Corp.	172,000	2,569,680
Commercial Banks - 7.18%
First Busey Corp. (L)	192,572	824,208
First Midwest Bancorp, Inc.	165,700	1,819,386
Hancock Holding Company	23,700	645,114
International Bancshares Corp. (L)	102,600	1,600,560
MB Financial, Inc.	84,000	1,258,320
Webster Financial Corp.	136,200	2,191,458
Westamerica Bancorp. (L)	21,100	1,069,348

		9,408,394
Insurance - 9.30%
Alleghany Corp. (I)	4,505	1,340,913
AMERISAFE, Inc. (I)	73,300	1,287,881
Assured Guaranty, Ltd.	86,500	1,336,425
Delphi Financial Group, Inc., Class A	119,800	2,671,540
Platinum Underwriters Holdings, Ltd.	59,900	2,408,579
Reinsurance Group of America, Inc.	48,100	2,103,894
Validus Holdings, Ltd.	40,162	1,022,926

		12,172,158
Real Estate Investment Trusts - 4.13%
American Campus Communities, Inc.	40,100	1,194,579
DiamondRock Hospitality Company (I)(L)	127,812	1,119,633
Education Realty Trust, Inc.	177,200	1,212,048
Mack-Cali Realty Corp.	31,100	959,435
Realty Income Corp. (L)	28,100	915,779

		5,401,474
Thrifts & Mortgage Finance - 2.16%
NewAlliance Bancshares, Inc.	100,800	1,233,792
Northwest Bancshares, Inc.	148,400	1,595,300

		2,829,092

		32,380,798
Health Care - 7.77%
Health Care Equipment & Supplies - 2.11%
Haemonetics Corp. (I)	12,600	656,208
ICU Medical, Inc. (I)	59,100	2,105,733

		2,761,941
Health Care Providers & Services - 2.74%
AmSurg Corp. (I)	99,600	1,660,332
Corvel Corp. (I)	40,700	1,496,946
Universal American Financial Corp.	31,000	428,110

		3,585,388
Life Sciences Tools & Services - 2.92%
Charles River Laboratories
International, Inc. (I)(L)	73,300	2,070,725
ICON PLC, SADR (I)	80,100	1,762,200

		3,832,925

		10,180,254
Industrials - 18.79%
Commercial Services & Supplies - 3.62%
ACCO Brands Corp. (I)	167,450	972,885
Standard Parking Corp. (I)	76,498	1,197,194

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
United Stationers, Inc. (I)	57,400	$2,576,686

		4,746,765
Construction & Engineering - 0.39%
Sterling Construction Company, Inc. (I)	46,200	505,428
Electrical Equipment - 3.05%
Acuity Brands, Inc. (L)	38,100	1,475,994
Belden, Inc.	114,700	2,511,930

		3,987,924
Industrial Conglomerates - 2.75%
Carlisle Companies, Inc.	128,600	3,607,230
Machinery - 4.02%
Albany International Corp., Class A	98,600	1,750,150
ESCO Technologies, Inc.	49,600	1,545,040
Mueller Industries, Inc.	83,700	1,973,646

		5,268,836
Marine - 1.54%
Kirby Corp. (I)(L)	54,700	2,014,601
Road & Rail - 1.92%
Genesee & Wyoming, Inc., Class A (I)	64,900	2,518,769
Trading Companies & Distributors - 1.50%
GATX Corp.	71,900	1,962,870

		24,612,423
Information Technology - 8.76%
Computers & Peripherals - 2.29%
Diebold, Inc. (L)	72,400	1,878,056
Electronics for Imaging, Inc. (I)	105,148	1,119,300

		2,997,356
Electronic Equipment, Instruments & Components - 2.07%
Coherent, Inc. (I)	25,400	943,610
MTS Systems Corp.	44,900	1,196,585
NAM TAI Electronics, Inc. (I)	119,100	571,680

		2,711,875
IT Services - 1.71%
MAXIMUS, Inc.	41,800	2,245,078
Office Electronics - 1.26%
Zebra Technologies Corp., Class A (I)	57,400	1,642,788
Software - 1.43%
Websense, Inc. (I)	96,000	1,867,200

		11,464,297
Materials - 4.89%
Chemicals - 2.08%
Zep, Inc.	156,900	2,715,939
Containers & Packaging - 1.52%
AptarGroup, Inc.	47,800	1,990,870
Metals & Mining - 0.14%
AMCOL International Corp.	7,100	185,452
Paper & Forest Products - 1.15%
Deltic Timber Corp. (L)	36,900	1,506,627

		6,398,888
Utilities - 5.93%
Electric Utilities - 2.93%
Unisource Energy Corp.	68,800	2,238,064
Westar Energy, Inc.	66,800	1,601,196

		3,839,260

The accompanying notes are an integral part of the financial statements.	263

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas Utilities - 3.00%
Atmos Energy Corp.	51,200	$1,448,960
New Jersey Resources Corp.	30,600	1,138,626
WGL Holdings, Inc.	38,100	1,343,787

		3,931,373

		7,770,633

TOTAL COMMON STOCKS (Cost $114,651,034)		$128,505,118

SHORT-TERM INVESTMENTS - 8.53%
Repurchase Agreement - 1.84%
Deutsche Bank Tri-Party Repurchase
Agreement dated 08/31/2010 at 0.250% to
be repurchased at $2,400,017 on
09/01/2010, collateralized by
$2,400,001 Federal Home Loan Mortgage
Corp., 5.50% due 08/01/2040 (valued at
$2,448,001 including interest)	$2,400,000	2,400,000
Securities Lending Collateral - 6.69%
John Hancock Collateral Investment
Trust, 0.3330% (W)(Y)	875,525	8,764,091

TOTAL SHORT-TERM INVESTMENTS (Cost $11,162,561)		$11,164,091

Total Investments (Small Cap Value Fund)
(Cost $125,813,595) - 106.65%		$139,669,209
Other assets and liabilities, net - (6.65%)		(8,706,576)

TOTAL NET ASSETS - 100.00%		$130,962,633

Small Company Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.66%
Consumer Discretionary - 17.38%
Auto Components - 1.29%
TRW Automotive Holdings Corp. (I)	43,097	$1,498,052
Hotels, Restaurants & Leisure - 6.90%
Brinker International, Inc.	53,001	834,766
Buffalo Wild Wings, Inc. (I)(L)	20,627	862,621
Choice Hotels International, Inc.	27,304	897,756
Darden Restaurants, Inc.	22,534	929,753
Jack in the Box, Inc. (I)	47,812	964,846
P.F. Chang’s China Bistro, Inc. (L)	35,589	1,523,565
Penn National Gaming, Inc. (I)	39,894	1,124,213
WMS Industries, Inc. (I)	23,885	844,096

		7,981,616
Leisure Equipment & Products - 0.63%
Pool Corp. (L)	39,213	723,480
Media - 1.39%
DreamWorks Animation SKG, Inc. (I)(L)	25,286	749,224
National CineMedia, Inc.	53,728	853,738

		1,602,962
Multiline Retail - 0.94%
Big Lots, Inc. (I)	34,746	1,086,160
Specialty Retail - 3.65%
Chico’s FAS, Inc.	63,351	522,646
Group 1 Automotive, Inc. (I)(L)	32,336	816,161
Gymboree Corp. (I)(L)	19,021	715,760
Tractor Supply Company	14,918	1,014,126

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Williams-Sonoma, Inc.	44,568	$1,156,985

		4,225,678
Textiles, Apparel & Luxury Goods - 2.58%
Maidenform Brands, Inc. (I)	41,682	1,111,659
Steven Madden, Ltd. (I)	29,683	1,021,986
The Warnaco Group, Inc. (I)	20,180	845,138

		2,978,783

		20,096,731
Consumer Staples - 2.56%
Food Products - 0.75%
Diamond Foods, Inc.	3,641	153,759
Ralcorp Holdings, Inc. (I)	11,867	707,867

		861,626
Household Products - 1.01%
Church & Dwight Company, Inc.	19,154	1,172,799
Personal Products - 0.80%
Nu Skin Enterprises, Inc., Class A	36,110	923,333

		2,957,758
Energy - 4.84%
Energy Equipment & Services - 2.36%
Dril-Quip, Inc. (I)	16,699	882,876
FMC Technologies, Inc. (I)(L)	16,130	997,641
Patterson-UTI Energy, Inc.	57,435	847,741

		2,728,258
Oil, Gas & Consumable Fuels - 2.48%
Bill Barrett Corp. (I)	25,936	844,476
Carrizo Oil & Gas, Inc. (I)(L)	38,364	804,109
Goodrich Petroleum Corp. (I)(L)	32,054	425,677
SandRidge Energy, Inc. (I)(L)	195,595	790,204

		2,864,466

		5,592,724
Financials - 8.47%
Capital Markets - 3.22%
Affiliated Managers Group, Inc. (I)	13,661	877,173
Federated Investors, Inc., Class B (L)	33,966	708,191
Greenhill & Company, Inc. (L)	13,666	962,496
optionsXpress Holdings, Inc. (I)	37,947	540,365
Stifel Financial Corp. (I)	14,716	636,908

		3,725,133
Commercial Banks - 3.11%
City National Corp. (L)	18,082	875,892
Cullen/Frost Bankers, Inc. (L)	16,742	858,028
Huntington Bancshares, Inc.	160,557	849,347
SVB Financial Group (I)(L)	27,305	1,014,927

		3,598,194
Insurance - 1.39%
Brown & Brown, Inc.	30,934	588,983
ProAssurance Corp. (I)	19,284	1,021,088

		1,610,071
Real Estate Investment Trusts - 0.75%
BioMed Realty Trust, Inc.	50,676	866,053

		9,799,451
Health Care - 19.71%
Biotechnology - 3.97%
Acorda Therapeutics, Inc. (I)	31,163	938,630
AMAG Pharmaceuticals, Inc. (I)(L)	17,517	441,428

The accompanying notes are an integral part of the financial statements.	264

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
BioMarin Pharmaceutical, Inc. (I)(L)	47,395	$961,645
Isis Pharmaceuticals, Inc. (I)(L)	28,299	221,864
Martek Biosciences Corp. (I)(L)	44,062	961,433
United Therapeutics Corp. (I)	22,984	1,062,320

		4,587,320
Health Care Equipment & Supplies - 4.62%
American Medical Systems
Holdings, Inc. (I)(L)	52,272	952,396
Gen-Probe, Inc. (I)	20,229	910,912
Insulet Corp. (I)(L)	43,654	577,106
Meridian Bioscience, Inc. (L)	39,877	728,952
NuVasive, Inc. (I)(L)	17,102	501,944
Sirona Dental Systems, Inc. (I)	27,284	859,992
Zoll Medical Corp. (I)	30,909	816,616

		5,347,918
Health Care Providers & Services - 4.23%
Chemed Corp.	24,619	1,228,488
Health Management Associates,
Inc., Class A (I)	110,793	692,456
MEDNAX, Inc. (I)	20,460	948,116
PSS World Medical, Inc. (I)	42,870	787,093
RehabCare Group, Inc. (I)	30,488	504,881
VCA Antech, Inc. (I)	37,138	734,218

		4,895,252
Health Care Technology - 1.71%
Allscripts-Misys Healthcare Solutions, Inc. (I)	65,804	1,099,592
Quality Systems, Inc. (L)	15,627	875,893

		1,975,485
Life Sciences Tools & Services - 2.22%
Parexel International Corp. (I)	42,198	839,318
PerkinElmer, Inc.	43,190	907,422
Techne Corp.	14,217	820,747

		2,567,487
Pharmaceuticals - 2.96%
Biovail Corp. (L)	60,484	1,383,269
Medicis Pharmaceutical Corp., Class A	38,864	1,068,760
Perrigo Company	16,965	966,835

		3,418,864

		22,792,326
Industrials - 13.80%
Aerospace & Defense - 2.58%
Hexcel Corp. (I)	57,851	986,938
TransDigm Group, Inc.	34,508	1,997,668

		2,984,606
Air Freight & Logistics - 1.70%
Forward Air Corp. (L)	40,000	952,800
HUB Group, Inc., Class A (I)	38,044	1,011,210

		1,964,010
Airlines - 0.34%
Continental Airlines, Inc., Class B (I)(L)	17,734	396,178
Commercial Services & Supplies - 1.89%
Corrections Corp. of America (I)	49,546	1,105,371
Fuel Tech, Inc. (I)(L)	50,858	279,210
Tetra Tech, Inc. (I)	44,340	804,771

		2,189,352
Electrical Equipment - 1.15%
Regal-Beloit Corp.	24,091	1,332,714

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery - 3.19%
Bucyrus International, Inc. (L)	21,433	$1,232,183
Kaydon Corp.	25,255	818,515
Lindsay Corp. (L)	14,655	540,330
Wabtec Corp. (L)	25,773	1,096,126

		3,687,154
Professional Services - 1.14%
CoStar Group, Inc. (I)(L)	31,873	1,315,399
Road & Rail - 1.15%
Knight Transportation, Inc. (L)	70,854	1,334,889
Trading Companies & Distributors - 0.66%
Watsco, Inc. (L)	14,793	759,621

		15,963,923
Information Technology - 25.50%
Communications Equipment - 3.52%
Ciena Corp. (I)(L)	64,474	803,991
F5 Networks, Inc. (I)	13,847	1,210,643
Harmonic, Inc. (I)	112,592	654,160
Polycom, Inc. (I)	49,215	1,401,643

		4,070,437
Electronic Equipment, Instruments & Components - 2.20%
Cogent, Inc. (I)	86,459	951,049
Coherent, Inc. (I)	22,001	817,337
Tech Data Corp. (I)	21,488	777,866

		2,546,252
Internet Software & Services - 2.55%
GSI Commerce, Inc. (I)	36,212	824,547
Open Text Corp. (I)(L)	22,193	976,492
The Knot, Inc. (I)	77,242	545,329
VistaPrint NV (I)(L)	19,710	604,703

		2,951,071
IT Services - 2.13%
Alliance Data Systems Corp. (I)(L)	14,268	801,719
Global Payments, Inc.	19,845	746,767
SRA International, Inc., Class A (I)	47,392	912,296

		2,460,782
Semiconductors & Semiconductor Equipment - 4.57%
Advanced Energy Industries, Inc. (I)(L)	71,724	1,012,026
Cymer, Inc. (I)	16,714	491,893
Hittite Microwave Corp. (I)	23,370	994,394
Microsemi Corp. (I)	59,960	839,440
Monolithic Power Systems, Inc. (I)	35,550	583,376
ON Semiconductor Corp. (I)	113,417	700,917
Power Integrations, Inc.	24,336	666,563

		5,288,609
Software - 10.53%
ANSYS, Inc. (I)	22,558	874,799
Aspen Technology, Inc. (I)	87,394	837,235
Blackboard, Inc. (I)(L)	22,195	734,433
CommVault Systems, Inc. (I)	39,872	978,858
Informatica Corp. (I)	65,310	2,100,370
Lawson Software, Inc. (I)	134,100	1,019,160
MICROS Systems, Inc. (I)(L)	34,362	1,309,192
NICE Systems, Ltd., SADR (I)	37,130	995,084
Pegasystems, Inc.	3,479	76,190
Quest Software, Inc. (I)	54,683	1,171,857
SuccessFactors, Inc. (I)(L)	53,076	1,119,904

The accompanying notes are an integral part of the financial statements.	265

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Websense, Inc. (I)	49,047	$953,964

		12,171,046

		29,488,197
Materials - 2.11%
Chemicals - 0.46%
Calgon Carbon Corp. (I)(L)	42,806	534,219
Containers & Packaging - 1.05%
Greif, Inc., Class A	21,378	1,215,333
Metals & Mining - 0.60%
Carpenter Technology Corp.	22,298	691,461

		2,441,013
Telecommunication Services - 1.19%
Wireless Telecommunication Services - 1.19%
SBA Communications Corp., Class A (I)	38,485	1,377,763
Utilities - 1.10%
Electric Utilities - 1.10%
ITC Holdings Corp.	21,937	1,271,469

TOTAL COMMON STOCKS (Cost $99,284,010)		$111,781,355

SHORT-TERM INVESTMENTS - 33.09%
Short-Term Securities - 6.45%
State Street Institutional Liquid Reserves
Fund, 0.2807% (Y)	$7,456,446	7,456,446
Securities Lending Collateral - 26.64%
John Hancock Collateral Investment
Trust, 0.3330% (W)(Y)	3,078,068	30,811,769

TOTAL SHORT-TERM INVESTMENTS (Cost $38,247,317)		$38,268,215

Total Investments (Small Company Growth Fund)
(Cost $137,531,327) - 129.75%		$150,049,570
Other assets and liabilities, net - (29.75%)		(34,406,399)

TOTAL NET ASSETS - 100.00%		$115,643,171

Small Company Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.89%
Consumer Discretionary - 10.71%
Auto Components - 0.81%
Drew Industries, Inc. (I)(L)	148,100	$2,833,153
Automobiles - 0.45%
Winnebago Industries, Inc. (I)(L)	182,300	1,564,134
Diversified Consumer Services - 1.21%
Corinthian Colleges, Inc. (I)(L)	65,600	320,128
Matthews International Corp., Class A	123,600	3,892,164

		4,212,292
Hotels, Restaurants & Leisure - 0.71%
Orient Express Hotels, Ltd., Class A (I)(L)	284,900	2,461,536
Household Durables - 1.65%
CSS Industries, Inc.	84,200	1,300,048
Ethan Allen Interiors, Inc. (L)	58,100	783,769
M/I Homes, Inc. (I)(L)	84,700	798,721
Meritage Homes Corp. (I)(L)	137,000	2,446,820

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Stanley Furniture Company, Inc. (I)	111,600	$427,428

		5,756,786
Leisure Equipment & Products - 0.85%
Brunswick Corp. (L)	58,900	748,619
Pool Corp. (L)	119,000	2,195,550

		2,944,169
Media - 0.61%
Ascent Media Corp., Class A (I)	50,400	1,345,932
Saga Communications, Inc., Class A (I)	44,600	780,500

		2,126,432
Multiline Retail - 0.46%
Fred’s, Inc., Class A (L)	143,800	1,584,676
Specialty Retail - 3.73%
Aaron, Inc., Class B (L)	381,250	6,210,563
Haverty Furniture Companies, Inc. (L)	173,500	1,667,335
MarineMax, Inc. (I)(L)	145,200	952,512
Stein Mart, Inc. (I)	257,800	1,862,605
The Men’s Wearhouse, Inc. (L)	119,600	2,305,888

		12,998,903
Textiles, Apparel & Luxury Goods - 0.23%
Culp, Inc. (I)(L)	87,600	812,052

		37,294,133
Consumer Staples - 1.14%
Food & Staples Retailing - 0.80%
Nash Finch Company	70,500	2,768,535
Tobacco - 0.34%
Alliance One International, Inc. (I)	339,800	1,189,300

		3,957,835
Energy - 6.75%
Energy Equipment & Services - 2.14%
Atwood Oceanics, Inc. (I)(L)	52,100	1,306,668
CARBO Ceramics, Inc. (L)	44,600	3,377,558
Hercules Offshore, Inc. (I)(L)	175,200	374,928
TetraTechnologies, Inc. (I)	238,700	2,002,693
Union Drilling, Inc. (I)	82,119	383,496

		7,445,343
Oil, Gas & Consumable Fuels - 4.61%
Cloud Peak Energy, Inc. (I)	63,500	1,004,570
Forest Oil Corp. (I)	80,800	2,110,496
Northern Oil and Gas, Inc. (I)(L)	92,200	1,294,488
Oasis Petroleum, Inc. (I)	173,490	2,857,380
Penn Virginia Corp.	186,400	2,598,416
Swift Energy Company (I)	12,100	326,095
Whiting Petroleum Corp. (I)(L)	69,300	5,879,412

		16,070,857

		23,516,200
Financials - 21.92%
Capital Markets - 3.48%
Ares Capital Corp.	322,300	4,815,162
Hercules Technology Growth Capital, Inc.	198,800	1,820,014
JMP Group, Inc.	104,700	599,931
Kohlberg Capital Corp. (L)	193,467	1,000,224
Piper Jaffray Companies, Inc. (I)(L)	40,300	1,113,086
Stifel Financial Corp. (I)(L)	64,100	2,774,248

		12,122,665
Commercial Banks - 5.53%
Columbia Banking System, Inc.	80,300	1,430,143

The accompanying notes are an integral part of the financial statements.	266

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
East West Bancorp, Inc. (L)	189,300	$2,767,566
Glacier Bancorp, Inc. (L)	210,100	2,907,784
Home Bancshares, Inc. (L)	135,530	2,919,316
Signature Bank (I)(L)	58,700	2,144,898
SVB Financial Group (I)(L)	113,700	4,226,229
Wintrust Financial Corp.	99,400	2,858,744

		19,254,680
Diversified Financial Services - 0.64%
Compass Diversified Holdings	155,700	2,207,826
Insurance - 4.27%
Alterra Capital Holdings, Ltd.	143,400	2,658,636
Employers Holdings, Inc.	75,400	1,105,364
Markel Corp. (I)(L)	7,000	2,294,040
National Interstate Corp.	117,000	2,247,570
ProAssurance Corp. (I)	123,600	6,544,620

		14,850,230
Real Estate Investment Trusts - 8.00%
Acadia Realty Trust	93,300	1,673,802
CBL & Associates Properties, Inc. (L)	378,500	4,617,700
Cedar Shopping Centers, Inc.	174,400	962,688
First Potomac Realty Trust (L)	139,800	2,073,234
Hatteras Financial Corp. (L)	88,100	2,553,138
Kilroy Realty Corp. (L)	128,500	3,997,635
LaSalle Hotel Properties	155,000	3,265,850
Parkway Properties, Inc.	62,300	910,826
Potlatch Corp. (L)	93,500	3,132,250
Redwood Trust, Inc.	149,400	2,063,214
Washington Real Estate Investment Trust	85,100	2,607,464

		27,857,801

		76,293,202
Health Care - 6.15%
Biotechnology - 0.22%
Exelixis, Inc. (I)(L)	265,100	784,696
Health Care Equipment & Supplies - 2.20%
Analogic Corp.	38,600	1,601,128
AngioDynamics, Inc. (I)	108,100	1,650,687
Quidel Corp. (I)(L)	108,500	1,311,765
West Pharmaceutical Services, Inc. (L)	91,900	3,089,678

		7,653,258
Health Care Providers & Services - 3.53%
Landauer, Inc.	38,800	2,180,560
National Healthcare Corp.	68,000	2,360,280
Owens & Minor, Inc.	229,400	6,115,804
Triple-S Management Corp., Class B (I)(L)	102,200	1,627,024

		12,283,668
Life Sciences Tools & Services - 0.20%
Accelrys, Inc. (I)	113,129	685,562

		21,407,184
Industrials - 24.15%
Aerospace & Defense - 0.13%
Kratos Defense & Security Solutions, Inc. (I)	44,800	443,520
Air Freight & Logistics - 0.75%
UTi Worldwide, Inc. (L)	184,700	2,587,647
Airlines - 1.22%
Alaska Air Group, Inc. (I)	95,800	4,237,234
Building Products - 1.68%
Ameron International Corp.	46,400	2,615,104
Gibraltar Industries, Inc. (I)(L)	165,000	1,254,000

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Products (continued)
Universal Forest Products, Inc.	76,600	$1,984,706

		5,853,810
Commercial Services & Supplies - 3.26%
G & K Services, Inc., Class A	92,500	1,858,325
McGrath Rentcorp	180,000	3,616,200
Mine Safety Appliances Company	71,100	1,621,080
Waste Connections, Inc. (I)(L)	112,800	4,258,200

		11,353,805
Construction & Engineering - 1.56%
Comfort Systems USA, Inc.	143,700	1,498,791
Insituform Technologies, Inc., Class A (I)(L)	167,400	3,408,264
Sterling Construction Company, Inc. (I)	48,800	533,872

		5,440,927
Electrical Equipment - 2.23%
Belden, Inc.	108,400	2,373,960
Franklin Electric Company, Inc.	28,000	886,760
Woodward Governor Company	172,200	4,497,864

		7,758,584
Machinery - 4.81%
Astec Industries, Inc. (I)(L)	50,100	1,287,570
Cascade Corp.	52,300	1,632,806
CIRCOR International, Inc.	71,300	1,985,705
IDEX Corp. (L)	114,725	3,417,658
Nordson Corp. (L)	88,200	5,659,794
Robbins & Myers, Inc. (L)	116,600	2,758,756

		16,742,289
Marine - 1.45%
Kirby Corp. (I)(L)	136,900	5,042,027
Professional Services - 1.82%
FTI Consulting, Inc. (I)(L)	76,500	2,507,670
Navigant Consulting Company (I)	200,300	1,982,970
On Assignment, Inc. (I)	263,700	1,147,095
The Dolan Company (I)	76,400	700,588

		6,338,323
Road & Rail - 3.49%
Genesee & Wyoming, Inc., Class A (I)	137,100	5,320,851
Landstar System, Inc.	190,000	6,836,200

		12,157,051
Trading Companies & Distributors - 1.75%
Beacon Roofing Supply, Inc. (I)(L)	318,300	4,433,919
Kaman Corp., Class A	78,000	1,666,860

		6,100,779

		84,055,996
Information Technology - 9.06%
Communications Equipment - 1.26%
Ixia (I)	244,200	2,757,018
Sonus Networks, Inc. (I)(L)	555,800	1,645,168

		4,402,186
Computers & Peripherals - 0.37%
Xyratex, Ltd. (I)	106,300	1,279,852
Electronic Equipment, Instruments & Components - 2.66%
Electro Rent Corp.	198,000	2,342,340
Littelfuse, Inc. (I)	77,700	2,893,548
Methode Electronics, Inc.	64,300	574,199
Newport Corp. (I)	124,600	1,179,962
SYNNEX Corp. (I)(L)	98,100	2,262,186

		9,252,235

The accompanying notes are an integral part of the financial statements.	267

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services - 0.18%
StarTek, Inc. (I)	144,412	$639,745
Semiconductors & Semiconductor Equipment - 2.78%
Advanced Energy Industries, Inc. (I)(L)	168,800	2,381,768
ATMI, Inc. (I)	79,900	1,020,723
Brooks Automation, Inc. (I)	196,400	1,331,592
Cabot Microelectronics Corp. (I)(L)	39,200	1,173,256
Microsemi Corp. (I)	124,200	1,738,800
Teradyne, Inc. (I)(L)	224,500	2,016,010

		9,662,149
Software - 1.81%
Progress Software Corp. (I)	143,200	3,824,872
Websense, Inc. (I)	127,500	2,479,875

		6,304,747

		31,540,914
Materials - 10.08%
Chemicals - 2.31%
American Vanguard Corp. (L)	143,600	949,196
Arch Chemicals, Inc.	103,500	3,179,520
Innospec, Inc. (I)	162,200	2,012,902
Minerals Technologies, Inc.	35,400	1,897,440

		8,039,058
Containers & Packaging - 2.00%
AptarGroup, Inc.	134,400	5,597,760
Myers Industries, Inc.	212,505	1,353,657

		6,951,417
Metals & Mining - 3.69%
AMCOL International Corp. (L)	81,400	2,126,168
Carpenter Technology Corp.	90,300	2,800,203
Franco-Nevada Corp.	89,600	2,672,834
Royal Gold, Inc. (L)	57,202	2,806,902
Sims Metal Management, Ltd. (L)	165,000	2,437,050

		12,843,157
Paper & Forest Products - 2.08%
Clearwater Paper Corp. (I)	49,400	3,357,224
Deltic Timber Corp.	64,900	2,649,867
Wausau Paper Corp. (I)	197,800	1,252,074

		7,259,165

		35,092,797
Telecommunication Services - 0.35%
Diversified Telecommunication Services - 0.35%
Premiere Global Services, Inc. (I)	245,600	1,218,176
Utilities - 4.58%
Electric Utilities - 2.30%
Cleco Corp. (L)	129,800	3,677,234
El Paso Electric Company (I)	155,900	3,577,904
The Empire District Electric Company (L)	38,700	759,294

		8,014,432
Gas Utilities - 0.77%
Southwest Gas Corp.	85,300	2,682,685
Multi-Utilities - 1.51%
Black Hills Corp. (L)	71,300	2,169,658
NorthWestern Corp.	54,600	1,535,352
Vectren Corp.	62,400	1,531,296

		5,236,306

		15,933,423

TOTAL COMMON STOCKS (Cost $318,173,384)		$330,309,860

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS - 2.04%
Energy - 0.74%
Oil, Gas & Consumable Fuels - 0.74%
Whiting Petroleum Corp. 6.250%	12,400	$2,592,964
Financials - 1.30%
Commercial Banks - 0.71%
East West Bancorp., Inc., Series A 8.000%	2,114	2,463,275
Insurance - 0.59%
Assured Guaranty, Ltd. 8.500%	31,000	2,044,140

		4,507,415

TOTAL PREFERRED STOCKS (Cost $4,878,454)		$7,100,379

INVESTMENT COMPANIES - 1.09%
First Opportunity Fund, Inc.		1,248,980
iShares Russell 2000 Value Index Fund (L)		2,562,720

TOTAL INVESTMENT COMPANIES (Cost $5,034,611)		$3,811,700

SHORT-TERM INVESTMENTS - 26.86%
Short-Term Securities* - 1.80%
State Street Institutional US Government
Money Market Fund, 0.1195% (Y)		$702,891
T. Rowe Price Reserve Investment
Fund, 0.3098%		5,559,458

		6,262,349
Securities Lending Collateral - 25.06%
John Hancock Collateral Investment
Trust, 0.3330% (W)(Y)		87,221,714

TOTAL SHORT-TERM INVESTMENTS (Cost $93,441,724)		$93,484,063

Total Investments (Small Company Value Fund)
(Cost $421,528,173) - 124.88%		$434,706,002
Other assets and liabilities, net - (24.88%)		(86,612,732)

TOTAL NET ASSETS - 100.00%		$348,093,270

Smaller Company Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.82%
Consumer Discretionary - 17.76%
Auto Components - 0.57%
American Axle & Manufacturing
Holdings, Inc. (I)	1,540	$12,890
Amerigon, Inc. (I)	21,970	227,170
China Automotive Systems, Inc. (I)	250	3,495
Drew Industries, Inc. (I)	9,141	174,867
Exide Technologies (I)	2,789	11,686
Federal Mogul Corp. (I)	383	5,858
Fuel Systems Solutions, Inc. (I)	553	17,934
Gentex Corp.	5,149	90,468
Modine Manufacturing Company (I)	1,054	10,477
Tenneco, Inc. (I)	2,205	54,508
Wonder Auto Technology, Inc. (I)(L)	6,056	46,631

		655,984
Automobiles - 0.03%
Thor Industries, Inc.		31,019
Winnebago Industries, Inc. (I)(L)		3,218

		34,237

The accompanying notes are an integral part of the financial statements.	268

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services - 1.27%
American Public Education, Inc. (I)	9,814	$243,878
Bridgepoint Education, Inc. (I)	706	9,122
Capella Education Company (I)	557	34,857
Career Education Corp. (I)(L)	1,964	34,429
ChinaCast Education Corp. (I)	14,082	83,084
Coinstar, Inc. (I)	5,182	225,417
Corinthian Colleges, Inc. (I)(L)	3,255	15,884
Grand Canyon Education, Inc. (I)(L)	11,290	192,946
Hillenbrand, Inc.	17,400	331,122
K12, Inc. (I)	844	19,530
Lincoln Educational Services Corp. (I)	673	7,349
Matthews International Corp., Class A	1,114	35,080
Pre-Paid Legal Services, Inc. (I)(L)	259	14,154
Princeton Review, Inc. (I)(L)	65,320	122,148
Sotheby’s	2,475	65,860
Steiner Leisure, Ltd. (I)	520	18,517
Universal Technical Institute, Inc.	757	11,696

		1,465,073
Hotels, Restaurants & Leisure - 1.68%
AFC Enterprises, Inc. (I)	940	10,105
Ambassadors Group, Inc.	333	3,655
Bally Technologies, Inc. (I)(L)	6,649	209,111
Biglari Holdings, Inc. (I)	16	4,646
BJ’s Restaurants, Inc. (I)(L)	6,629	158,698
Buffalo Wild Wings, Inc. (I)	637	26,639
California Pizza Kitchen, Inc. (I)	862	13,240
CEC Entertainment, Inc. (I)	811	25,441
Choice Hotels International, Inc.	384	12,626
Denny’s Corp. (I)	3,652	8,710
DineEquity, Inc. (I)	562	17,939
Domino’s Pizza, Inc. (I)	25,959	332,794
Gaylord Entertainment Company (I)	1,217	31,837
Interval Leisure Group, Inc. (I)	1,468	18,365
Isle of Capri Casinos, Inc. (I)	597	4,227
Krispy Kreme Doughnuts, Inc. (I)	2,238	8,862
Life Time Fitness, Inc. (I)	1,388	47,150
Monarch Casino & Resort, Inc. (I)	232	2,209
P.F. Chang’s China Bistro, Inc.	855	36,603
Panera Bread Company (I)	1,131	90,412
Papa John’s International, Inc. (I)	798	19,000
Peet’s Coffee & Tea, Inc. (I)	491	16,831
Pinnacle Entertainment, Inc. (I)	782	7,664
Ruby Tuesday, Inc. (I)	10,580	97,442
Scientific Games Corp. (I)	2,605	26,597
Shuffle Master, Inc. (I)	1,978	15,725
Sonic Corp. (I)	2,142	16,429
Texas Roadhouse, Inc., Class A (I)	21,788	288,909
The Cheesecake Factory, Inc. (I)	13,539	303,138
Vail Resorts, Inc. (I)	536	17,704
WMS Industries, Inc. (I)	2,140	75,628

		1,948,336
Household Durables - 1.21%
Blyth, Inc.	211	8,043
Deer Consumer Products, Inc. (I)	724	5,792
Furniture Brands International, Inc. (I)	492	2,288
Harman International Industries, Inc. (I)	40,400	1,259,268
Hovnanian Enterprises, Inc., Class A (I)(L)	1,276	4,364
iRobot Corp. (I)	790	13,090
National Presto Industries, Inc.	177	17,704
Sealy Corp. (I)	1,126	2,669
Standard Pacific Corp. (I)	1,380	4,816
Tempur-Pedic International, Inc. (I)	2,540	68,072

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Universal Electronics, Inc. (I)	504	$9,642

		1,395,748
Internet & Catalog Retail - 0.61%
1-800-Flowers.com, Inc., Class A (I)	947	1,506
Blue Nile, Inc. (I)	536	22,008
Gaiam, Inc., Class A	561	3,013
HSN, Inc. (I)	9,728	255,749
NutriSystem, Inc. (L)	522	9,166
Orbitz Worldwide, Inc. (I)	745	3,755
Overstock.com, Inc. (I)(L)	593	8,332
PetMed Express, Inc.	850	13,133
Shutterfly, Inc. (I)	8,613	191,467
US Auto Parts Network, Inc. (I)	23,410	192,430
Vitacost.com, Inc. (I)	619	3,466

		704,025
Leisure Equipment & Products - 0.15%
Brunswick Corp.	2,124	26,996
Eastman Kodak Company (I)(L)	9,913	34,596
Leapfrog Enterprises, Inc. (I)	653	3,069
Marine Products Corp. (I)	266	1,378
Polaris Industries, Inc. (L)	1,162	61,969
Pool Corp. (L)	1,828	33,727
Smith & Wesson Holding Corp. (I)(L)	1,435	5,381
Sturm Ruger & Company, Inc. (L)	706	9,086

		176,202
Media - 1.83%
Arbitron, Inc.	982	24,982
China MediaExpress Holdings, Inc. (I)	369	3,151
CKX, Inc. (I)	1,717	8,053
CTC Media, Inc.	2,015	36,069
Discovery Communications,
Inc., Series A (I)(L)	35,400	1,336,350
DreamWorks Animation SKG, Inc. (I)(L)	2,683	79,497
John Wiley & Sons, Inc.	1,653	58,830
Knology, Inc. (I)	1,153	13,525
Lions Gate Entertainment Corp. (I)	1,500	10,710
Live Nation Entertainment, Inc. (I)	5,105	44,107
Madison Square Garden, Inc., Class A (I)	2,297	44,987
Martha Stewart Living Omnimedia,
Inc., Class A (I)(L)	993	4,310
Mediacom Communications
Corp., Class A (I)(L)	1,517	8,768
Meredith Corp.	469	13,723
Morningstar, Inc. (I)	817	33,048
National CineMedia, Inc.	1,954	31,049
Outdoor Channel Holdings, Inc. (I)	219	1,163
Sinclair Broadcast Group, Inc., Class A (I)	1,707	10,208
SuperMedia, Inc., Escrow Certificates (I)	486	4,393
The New York Times Company, Class A (I)	1,682	12,077
Valassis Communications, Inc. (I)	11,200	328,272
Warner Music Group Corp. (I)	1,992	8,327

		2,115,599
Multiline Retail - 1.79%
99 Cents Only Stores (I)	18,898	330,715
Big Lots, Inc. (I)	2,995	93,624
Kohl’s Corp. (I)	34,800	1,634,904
Retail Ventures, Inc. (I)	904	7,630

		2,066,873
Specialty Retail - 6.01%
Aaron, Inc., Class B (L)	18,796	306,187
Aeropostale, Inc. (I)	3,452	73,528

The accompanying notes are an integral part of the financial statements.	269

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
AnnTaylor Stores Corp. (I)	1,085	$16,633
Bebe Stores, Inc.	1,110	6,316
Casual Male Retail Group, Inc. (I)	61,750	198,218
Charming Shoppes, Inc. (I)(L)	2,136	7,198
Chico’s FAS, Inc.	140,498	1,159,109
Citi Trends, Inc. (I)	548	12,385
Coldwater Creek, Inc. (I)(L)	2,381	10,262
Dick’s Sporting Goods, Inc. (I)	3,351	81,999
DSW, Inc., Class A (I)	6,842	162,498
Genesco, Inc. (I)	14,554	367,343
Gymboree Corp. (I)	5,553	208,959
hhgregg, Inc. (I)	51,944	981,742
Hibbett Sports, Inc. (I)(L)	15,356	355,952
Hot Topic, Inc.	1,643	8,527
J. Crew Group, Inc. (I)	2,239	68,267
Jo-Ann Stores, Inc. (I)	7,345	298,648
Jos. A. Bank Clothiers, Inc. (I)(L)	9,669	353,209
Lumber Liquidators Holdings, Inc. (I)	808	16,184
Monro Muffler Brake, Inc.	7,226	302,625
New York & Company, Inc. (I)	649	1,207
Office Depot, Inc. (I)	5,085	17,340
OfficeMax, Inc. (I)	1,566	15,253
Pacific Sunwear of California, Inc. (I)	1,225	4,618
Penske Auto Group, Inc. (I)(L)	21,296	255,765
PEP Boys - Manny, Moe & Jack	39,810	359,086
Pier 1 Imports, Inc. (I)	4,317	26,334
Rue21, Inc. (I)	492	10,376
Sally Beauty Holdings, Inc. (I)(L)	3,696	31,896
Select Comfort Corp. (I)	1,310	7,074
Systemax, Inc.	406	4,779
Talbots, Inc. (I)(L)	1,424	14,212
The Buckle, Inc.	517	12,382
The Children’s Place Retail Stores, Inc. (I)	922	40,255
The Dress Barn, Inc. (I)	14,075	293,464
The Finish Line, Inc., Class A	21,680	286,176
The Wet Seal, Inc., Class A (I)	3,752	11,331
Tractor Supply Company	1,342	91,229
Ulta Salon, Cosmetics & Fragrance, Inc. (I)	10,922	247,383
Vitamin Shoppe, Inc. (I)	649	15,842
Williams-Sonoma, Inc.	7,330	190,287
Zumiez, Inc. (I)	790	11,747

		6,943,825
Textiles, Apparel & Luxury Goods - 2.61%
American Apparel, Inc. (I)	790	616
Carter’s, Inc. (I)	11,977	267,566
Crocs, Inc. (I)(L)	3,168	39,600
Deckers Outdoor Corp. (I)	9,279	403,358
Fossil, Inc. (I)	7,500	356,175
Fuqi International, Inc. (I)	400	2,424
G-III Apparel Group, Ltd. (I)	600	14,472
Hanesbrands, Inc. (I)	2,293	54,894
Iconix Brand Group, Inc. (I)	19,310	294,188
Jones Apparel Group, Inc.	20,483	315,029
K-Swiss, Inc., Class A (I)	1,000	11,370
Liz Claiborne, Inc. (I)(L)	2,265	9,513
Lululemon Athletica, Inc. (I)	1,685	55,639
Maidenform Brands, Inc. (I)	14,393	383,861
Phillips-Van Heusen Corp.	1,391	63,541
Skechers U.S.A., Inc., Class A (I)	463	11,793
Steven Madden, Ltd. (I)	9,361	322,299
The Warnaco Group, Inc. (I)	8,237	344,966
True Religion Apparel, Inc. (I)	891	15,664
Under Armour, Inc., Class A (I)(L)	1,340	48,066

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Volcom, Inc. (I)	630	$9,822

		3,024,856

		20,530,758
Consumer Staples - 1.32%
Beverages - 0.04%
Boston Beer Company, Inc. (I)	365	23,984
Coca-Cola Bottling Company Consolidated	102	5,072
Heckmann Corp. (I)	3,816	15,264
National Beverage Corp.	212	3,040

		47,360
Food & Staples Retailing - 0.23%
Arden Group, Inc.	46	4,024
BJ’s Wholesale Club, Inc. (I)(L)	1,292	54,212
Casey’s General Stores, Inc.	1,880	70,726
QKL Stores, Inc. (I)	13,716	64,465
Rite Aid Corp. (I)	24,533	21,383
Susser Holdings Corp. (I)	159	1,846
The Great Atlantic & Pacific Tea
Company, Inc. (I)(L)	1,023	3,110
United Natural Foods, Inc. (I)	1,514	52,596

		272,362
Food Products - 0.81%
AgFeed Industries, Inc. (I)	763	1,717
American Dairy, Inc. (I)(L)	412	3,358
Cal-Maine Foods, Inc.	256	7,598
Calavo Growers, Inc. (L)	8,715	171,075
Darling International, Inc. (I)	3,043	22,883
Diamond Foods, Inc. (L)	805	33,995
Green Mountain Coffee Roasters, Inc. (I)(L)	4,116	126,855
J & J Snack Foods Corp.	543	20,498
Pilgrim’s Pride Corp. (I)	1,974	12,357
Sanderson Farms, Inc.	279	12,000
Smart Balance, Inc. (I)	2,318	8,438
SunOpta, Inc. (I)	27,630	144,781
Tootsie Roll Industries, Inc. (L)	485	11,451
TreeHouse Foods, Inc. (I)(L)	8,287	343,911
Zhongpin, Inc. (I)	1,026	16,416

		937,333
Personal Products - 0.23%
China Sky One Medical, Inc. (I)(L)	404	3,862
China-Biotics, Inc. (I)(L)	270	3,486
Herbalife, Ltd.	2,213	122,999
NBTY, Inc. (I)	2,107	114,810
Revlon, Inc. (I)	446	4,839
USANA Health Sciences, Inc. (I)	283	12,028

		262,024
Tobacco - 0.01%
Alliance One International, Inc. (I)(L)	3,126	10,941

		1,530,020
Energy - 8.21%
Energy Equipment & Services - 3.27%
Allis-Chalmers Energy, Inc. (I)	1,474	5,704
Atwood Oceanics, Inc. (I)	1,071	26,861
Basic Energy Services, Inc. (I)	417	2,994
Bronco Drilling Company, Inc. (I)	896	3,530
Cal Dive International, Inc. (I)	1,219	5,571
CARBO Ceramics, Inc.	726	54,980
Complete Production Services, Inc. (I)	19,856	350,260
Core Laboratories NV (L)	1,649	130,156
Dawson Geophysical Company (I)	9,013	217,754

The accompanying notes are an integral part of the financial statements.	270

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Dril-Quip, Inc. (I)	24,876	$1,315,194
Exterran Holdings, Inc. (I)(L)	2,215	49,018
Helix Energy Solutions Group, Inc. (I)	2,384	21,694
Hercules Offshore, Inc. (I)(L)	4,239	9,071
ION Geophysical Corp. (I)	2,741	9,374
Key Energy Services, Inc. (I)	26,348	211,047
Lufkin Industries, Inc.	384	14,845
Matrix Service Company (I)	1,031	8,774
Natural Gas Services Group, Inc. (I)	9,163	130,115
North American Energy Partners, Inc. (I)	28,567	239,963
Oil States International, Inc. (I)	6,728	277,395
OYO Geospace Corp. (I)	5,178	255,017
Patterson-UTI Energy, Inc.	18,070	266,713
Pioneer Drilling Company (I)	1,300	7,072
RPC, Inc. (L)	1,094	17,843
Seahawk Drilling, Inc. (I)	395	2,844
Superior Energy Services, Inc. (I)	2,900	62,350
Superior Well Services, Inc. (I)(L)	896	19,828
T-3 Energy Services, Inc. (I)	242	5,343
Tesco Corp. (I)	1,116	11,071
TetraTechnologies, Inc. (I)	2,795	23,450
Unit Corp. (I)	527	17,955
Willbros Group, Inc. (I)	953	7,462

		3,781,248
Oil, Gas & Consumable Fuels - 4.94%
Alon USA Energy, Inc. (L)	398	2,157
Approach Resources, Inc. (I)	165	1,436
Atlas Energy, Inc. (I)	2,892	78,662
ATP Oil & Gas Corp. (I)(L)	1,605	18,313
BPZ Resources, Inc. (I)(L)	2,979	11,767
Brigham Exploration Company (I)(L)	12,717	194,824
Cabot Oil & Gas Corp.	39,800	1,108,032
Carrizo Oil & Gas, Inc. (I)(L)	1,213	25,424
Cheniere Energy, Inc. (I)(L)	1,990	4,816
China Integrated Energy, Inc. (I)	435	3,332
Clayton Williams Energy, Inc. (I)	291	13,322
Clean Energy Fuels Corp. (I)(L)	1,458	21,068
Comstock Resources, Inc. (I)	11,354	247,177
Contango Oil & Gas Company (I)	466	20,434
Delek US Holdings, Inc.	176	1,181
Denbury Resources, Inc. (I)(L)	63,000	928,620
Endeavour International Corp. (I)	5,089	6,005
Frontier Oil Corp.	2,540	29,743
Gastar Exploration, Ltd. (I)	1,580	4,740
Georesources, Inc. (I)	5,700	86,127
GMX Resources, Inc. (I)(L)	1,081	4,594
Goodrich Petroleum Corp. (I)(L)	901	11,965
Gran Tierra Energy, Inc. (I)	9,366	59,006
Gulfport Energy Corp. (I)	1,059	12,041
Holly Corp.	1,965	51,110
International Coal Group, Inc. (I)(L)	63,130	288,504
Magnum Hunter Resources Corp. (I)	31,543	121,756
Mariner Energy, Inc. (I)(L)	3,810	87,211
McMoRan Exploration Company (I)	2,898	41,123
Northern Oil and Gas, Inc. (I)	1,684	23,643
Patriot Coal Corp. (I)(L)	2,851	29,308
Penn Virginia Corp.	11,550	161,007
Petroleum Development Corp. (I)	355	9,550
Resolute Energy Corp. (I)	1,517	16,202
Rex Energy Corp. (I)	158,238	1,789,662
Rosetta Resources, Inc. (I)	1,935	38,120
SM Energy Company	2,322	88,213
Uranium Energy Corp. (I)(L)	2,124	5,395
Venoco, Inc. (I)	803	14,213

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Warren Resources, Inc. (I)	2,478	$7,632
Western Refining, Inc. (I)(L)	1,971	8,594
World Fuel Services Corp. (L)	1,043	26,638

		5,702,667

		9,483,915
Financials - 3.72%
Capital Markets - 1.30%
Calamos Asset Management, Inc.	735	6,953
Cohen & Steers, Inc.	708	15,109
Duff & Phelps Corp.	793	7,922
Evercore Partners, Inc., Class A	371	9,086
Gleacher & Company, Inc. (I)	1,428	2,399
GLG Partners, Inc. (I)(L)	5,096	22,779
International Assets Holding Corp. (I)	488	7,989
KBW, Inc.	808	17,752
LaBranche & Company, Inc. (I)	499	1,941
MF Global Holdings, Ltd. (I)(L)	5,063	33,416
optionsXpress Holdings, Inc. (I)	1,590	22,642
Stifel Financial Corp. (I)	7,281	315,122
TradeStation Group, Inc. (I)	476	2,794
Waddell & Reed Financial, Inc., Class A	44,800	1,030,848
Westwood Holdings Group, Inc.	215	6,579

		1,503,331
Commercial Banks - 0.45%
Cardinal Financial Corp.	1,007	9,244
Citizens & Northern Corp.	155	1,634
Danvers Bancorp, Inc.	754	11,363
First Citizens BancShares, Inc.	1,221	205,091
Investors Bancorp, Inc. (I)	1,901	20,189
Nara Bancorp, Inc. (I)	466	2,782
Pinnacle Financial Partners, Inc. (I)(L)	12,146	103,970
Popular, Inc. (I)	8,262	21,151
PrivateBancorp, Inc.	784	8,201
S&T Bancorp, Inc.	484	8,213
Signature Bank (I)	1,499	54,773
SVB Financial Group (I)(L)	1,542	57,316
Texas Capital Bancshares, Inc. (I)	1,282	19,615

		523,542
Consumer Finance - 0.60%
Cardtronics, Inc. (I)	806	11,163
Cash America International, Inc.	10,300	315,489
CompuCredit Holdings Corp. (L)	238	1,040
Credit Acceptance Corp. (I)	349	19,771
Dollar Financial Corp. (I)	898	17,367
EZCORP, Inc., Class A (I)	1,620	29,128
First Cash Financial Services, Inc. (I)	12,269	292,738
The First Marblehead Corp. (I)(L)	1,196	2,452
World Acceptance Corp. (I)	212	8,639

		697,787
Diversified Financial Services - 0.48%
Asset Acceptance Capital Corp. (I)	340	1,302
Encore Capital Group, Inc. (I)	16,967	336,116
Interactive Brokers Group, Inc., Class A (I)	1,370	22,180
Life Partners Holdings, Inc.	96	1,418
MSCI, Inc. (I)	4,121	123,218
NewStar Financial, Inc. (I)	1,104	7,408
PICO Holdings, Inc. (I)	750	20,940
Portfolio Recovery Associates, Inc. (I)	626	39,876

		552,458
Insurance - 0.06%
Ambac Financial Group, Inc. (I)(L)	10,618	5,797

The accompanying notes are an integral part of the financial statements.	271

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Citizens, Inc., Class A (I)	581	$3,916
Crawford & Company (I)	259	544
Crawford & Company, Class B (I)	464	1,239
eHealth, Inc. (I)	825	8,357
Greenlight Capital Re, Ltd., Class A (I)	1,116	25,802
Hilltop Holdings, Inc. (I)	548	5,409
MBIA, Inc. (I)	2,120	19,843
Universal Insurance Holdings, Inc.	424	1,764

		72,671
Real Estate Investment Trusts - 0.33%
Alexander’s, Inc.	85	25,887
Apartment Investment & Management
Company, Class A	1,509	30,844
Cousins Properties, Inc.	1,688	11,090
CreXus Investment Corp.	180	2,147
DuPont Fabros Technology, Inc.	2,110	52,138
Equity Lifestyle Properties, Inc.	1,069	55,299
Extra Space Storage, Inc.	1,073	16,406
First Industrial Realty Trust, Inc. (I)	721	3,064
LaSalle Hotel Properties	903	19,026
NorthStar Realty Finance Corp. (L)	1,821	5,791
Parkway Properties, Inc.	279	4,079
Pebblebrook Hotel Trust (I)	461	8,178
PS Business Parks, Inc.	254	14,293
Retail Opportunity Investments Corp.	774	7,314
Saul Centers, Inc.	176	7,276
Sun Communities, Inc.	407	11,644
Sunstone Hotel Investors, Inc. (I)	2,365	20,268
Taubman Centers, Inc.	2,014	83,560

		378,304
Real Estate Management & Development - 0.17%
Altisource Portfolio Solutions SA (I)	652	17,278
Consolidated-Tomoka Land Company	130	3,518
Forest City Enterprises, Inc., Class A (I)(L)	2,927	32,987
Forestar Group, Inc. (I)	639	9,508
Jones Lang LaSalle, Inc.	1,552	117,192
Tejon Ranch Company (I)	495	10,514

		190,997
Thrifts & Mortgage Finance - 0.33%
Beneficial Mutual Bancorp, Inc. (I)	1,202	10,025
Provident Financial Services, Inc. (L)	11,790	135,231
Roma Financial Corp.	132	1,352
Viewpoint Financial Group	1,221	10,989
Washington Federal, Inc.	15,330	218,759

		376,356

		4,295,446
Health Care - 15.22%
Biotechnology - 2.26%
Acorda Therapeutics, Inc. (I)	1,430	43,072
Affymax, Inc. (I)	712	4,001
Alkermes, Inc. (I)	3,502	46,437
Allos Therapeutics, Inc. (I)	2,915	10,640
Alnylam Pharmaceuticals, Inc. (I)(L)	1,317	18,043
AMAG Pharmaceuticals, Inc. (I)	504	12,701
Arena Pharmaceuticals, Inc. (I)(L)	3,737	24,328
Arqule, Inc. (I)	1,021	5,330
BioMarin Pharmaceutical, Inc. (I)	3,752	76,128
BioSpecifics Technologies Corp. (I)	162	4,293
BioTime, Inc. (I)	692	2,899
Celera Corp. (I)	3,027	19,978
Cell Therapeutics, Inc. (I)(L)	22,703	8,400

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Cepheid, Inc. (I)(L)	2,193	$32,259
China Biologic Products, Inc. (I)	348	3,598
Clinical Data, Inc. (I)	457	6,832
Cubist Pharmaceuticals, Inc. (I)	2,157	47,519
Dyax Corp. (I)	3,414	7,784
Emergent Biosolutions, Inc. (I)	747	13,566
Enzon Pharmaceuticals, Inc. (I)(L)	1,789	18,355
Exelixis, Inc. (I)	4,004	11,852
Genomic Health, Inc. (I)	531	7,678
Geron Corp. (I)	2,355	10,880
Halozyme Therapeutics, Inc. (I)	2,713	20,727
Idenix Pharmaceuticals, Inc. (I)	871	5,235
Immunogen, Inc. (I)(L)	1,593	8,538
Incyte Corp. (I)	4,375	54,775
InterMune, Inc. (I)	1,194	12,441
Isis Pharmaceuticals, Inc. (I)(L)	3,475	27,244
Lexicon Pharmaceuticals, Inc. (I)	5,260	7,548
Ligand Pharmaceuticals, Inc., Class B (I)	2,522	3,682
Mannkind Corp. (I)(L)	2,941	16,337
Martek Biosciences Corp. (I)(L)	1,230	26,839
Maxygen, Inc. (I)	972	5,365
Medivation, Inc. (I)	1,194	11,385
Metabolix, Inc. (I)	609	6,894
Micromet, Inc. (I)	2,238	13,741
Momenta Pharmaceuticals, Inc. (I)	916	13,236
Nabi Biopharmaceuticals (I)	1,650	8,003
NPS Pharmaceuticals, Inc. (I)	2,170	14,127
Onyx Pharmaceuticals, Inc. (I)	15,383	370,576
Opko Health, Inc. (I)	2,453	5,078
Orexigen Therapeutics, Inc. (I)(L)	850	3,740
Osiris Therapeutics, Inc. (I)	604	3,944
PDL BioPharma, Inc. (L)	2,196	12,429
Pharmasset, Inc. (I)	1,173	28,492
Progenics Pharmaceuticals, Inc. (I)(L)	1,197	4,836
Protalix BioTherapeutics, Inc. (I)	1,067	8,227
Regeneron Pharmaceuticals, Inc. (I)	2,208	48,532
Rigel Pharmaceuticals, Inc. (I)	1,244	9,741
Sangamo Biosciences, Inc. (I)	1,498	4,442
Savient Pharmaceuticals, Inc. (I)	1,619	23,346
Seattle Genetics, Inc. (I)	3,165	36,239
SIGA Technologies, Inc. (I)(L)	1,289	9,661
Talecris Biotherapeutics Holdings Corp. (I)	2,264	49,672
Targacept, Inc. (I)	737	15,307
Theravance, Inc. (I)(L)	5,434	65,697
United Therapeutics Corp. (I)	26,260	1,213,737
Zymogenetics, Inc. (I)	2,053	10,265

		2,616,651
Health Care Equipment & Supplies - 6.51%
Abaxis, Inc. (I)(L)	815	14,719
ABIOMED, Inc. (I)(L)	1,174	10,625
Accuray, Inc. (I)	1,821	11,982
AGA Medical Holdings, Inc. (I)	554	7,562
Align Technology, Inc. (I)	2,095	33,572
Alphatec Holdings, Inc. (I)(L)	20,889	43,031
American Medical Systems
Holdings, Inc. (I)(L)	16,078	292,941
AngioDynamics, Inc. (I)	17,949	274,081
Atrion Corp.	1,320	183,797
Beckman Coulter, Inc.	17,600	803,264
Cantel Medical Corp.	529	7,602
Conceptus, Inc. (I)(L)	1,089	15,045
CONMED Corp. (I)	36,900	683,019
CryoLife, Inc. (I)	1,006	5,221
Cyberonics, Inc. (I)	1,026	21,987

The accompanying notes are an integral part of the financial statements.	272

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Cynosure, Inc. (I)	362	$3,381
DexCom, Inc. (I)	1,986	24,329
Exactech, Inc. (I)	309	4,484
Greatbatch, Inc. (I)	300	6,585
Haemonetics Corp. (I)	7,963	414,713
ICU Medical, Inc. (I)	7,963	283,722
Immucor, Inc. (I)	18,630	327,888
Insulet Corp. (I)	1,261	16,670
Integra LifeSciences Holdings Corp. (I)	9,185	319,362
Invacare Corp.	11,090	253,961
IRIS International, Inc. (I)	674	5,173
Kensey Nash Corp. (I)	323	8,566
MAKO Surgical Corp. (I)	687	7,172
Masimo Corp. (L)	1,953	44,450
MELA Sciences, Inc. (I)(L)	885	6,089
Meridian Bioscience, Inc.	524	9,579
Merit Medical Systems, Inc. (I)	988	15,591
Natus Medical, Inc. (I)	16,197	195,498
Neogen Corp. (I)	791	23,113
NuVasive, Inc. (I)(L)	1,445	42,411
NxStage Medical, Inc. (I)	981	15,470
OraSure Technologies, Inc. (I)	809	2,734
Orthofix International NV (I)	650	17,355
Orthovita, Inc. (I)	2,547	4,177
Palomar Medical Technologies, Inc. (I)	650	5,746
Quidel Corp. (I)(L)	906	10,954
Sirona Dental Systems, Inc. (I)	12,340	388,957
SonoSite, Inc. (I)	539	15,696
St. Jude Medical, Inc. (I)	25,500	881,535
Stereotaxis, Inc. (I)(L)	1,487	4,684
SurModics, Inc. (I)	578	6,953
Symmetry Medical, Inc. (I)	1,328	11,939
Synovis Life Technologies, Inc. (I)	20,740	290,360
The Cooper Companies, Inc. (L)	31,100	1,254,574
Thoratec Corp. (I)(L)	2,011	64,754
TomoTherapy, Inc. (I)	1,601	4,931
Volcano Corp. (I)	1,671	36,929
West Pharmaceutical Services, Inc.	1,228	41,285
Wright Medical Group, Inc. (I)	1,434	19,029
Zoll Medical Corp. (I)	792	20,925

		7,520,172
Health Care Providers & Services - 1.80%
Air Methods Corp. (I)	414	15,103
Alliance HealthCare Services, Inc. (I)	1,060	4,452
Almost Family, Inc. (I)	305	7,707
Amedisys, Inc. (I)	1,054	24,368
AMERIGROUP Corp. (I)	955	35,240
AMN Healthcare Services, Inc. (I)	423	1,882
Bio-Reference Labs, Inc. (I)	13,091	259,464
Brookdale Senior Living, Inc. (I)	2,004	26,854
CardioNet, Inc. (I)	849	3,719
Catalyst Health Solutions, Inc. (I)	1,403	56,246
Centene Corp. (I)	666	13,467
Chemed Corp.	843	42,066
Clarient, Inc. (I)	2,052	6,772
Corvel Corp. (I)	267	9,820
Emdeon, Inc., Class A (I)	1,171	12,003
Emergency Medical Services
Corp., Class A (I)	3,619	173,893
Emeritus Corp. (I)	564	8,674
Genoptix, Inc. (I)	647	11,135
Gentiva Health Services, Inc. (I)	672	13,810
Hanger Orthopedic Group, Inc. (I)	4,941	64,480
Healthsouth Corp. (I)	3,450	56,097

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Healthways, Inc. (I)	1,259	$15,738
HMS Holdings Corp. (I)	1,003	52,337
IPC The Hospitalist Company, Inc. (I)	599	13,993
Landauer, Inc.	121	6,800
LHC Group, Inc. (I)	589	11,786
Magellan Health Services, Inc. (I)	6,270	274,689
MWI Veterinary Supply, Inc. (I)	431	22,886
PharMerica Corp. (I)	1,132	8,784
PSS World Medical, Inc. (I)	2,110	38,740
Psychiatric Solutions, Inc. (I)	2,005	66,867
RehabCare Group, Inc. (I)	11,383	188,502
Sunrise Senior Living, Inc. (I)	1,854	4,097
Tenet Healthcare Corp. (I)	17,867	70,039
The Ensign Group, Inc.	9,845	163,821
US Physical Therapy, Inc. (I)	13,314	213,423
VCA Antech, Inc. (I)(L)	3,014	59,587
WellCare Health Plans, Inc. (I)	1,018	25,257

		2,084,598
Health Care Technology - 0.68%
Allscripts-Misys Healthcare Solutions, Inc. (I)	3,528	58,950
athenahealth, Inc. (I)(L)	1,161	31,277
MedAssets, Inc. (I)	1,584	31,395
Medidata Solutions, Inc. (I)	642	11,017
Omnicell, Inc. (I)	14,939	166,645
Quality Systems, Inc.	6,696	375,311
SXC Health Solutions Corp. (I)	1,393	108,375
Vital Images, Inc. (I)	507	6,398

		789,368
Life Sciences Tools & Services - 1.52%
Accelrys, Inc. (I)	2,027	12,284
Affymetrix, Inc. (I)	917	3,769
Albany Molecular Research, Inc. (I)	535	3,247
Bruker Corp. (I)	30,269	359,898
Dionex Corp. (I)	650	47,125
Enzo Biochem, Inc. (I)	1,263	4,471
eResearch Technology, Inc. (I)	1,801	13,336
ICON PLC, SADR (I)	9,798	215,556
Illumina, Inc. (I)(L)	18,090	775,880
Kendle International, Inc. (I)	341	2,670
Luminex Corp. (I)	1,393	19,976
Parexel International Corp. (I)	14,045	279,355
Sequenom, Inc. (I)	2,755	16,888

		1,754,455
Pharmaceuticals - 2.45%
Akorn, Inc. (I)	1,328	4,542
Ardea Biosciences, Inc. (I)	715	14,400
Auxilium Pharmaceuticals, Inc. (I)(L)	1,752	45,394
Cadence Pharmaceuticals, Inc. (I)(L)	666	5,261
Caraco Pharmaceutical Laboratories, Ltd. (I)	361	1,982
Cardiome Pharma, Corp. (I)	24,630	148,273
Cypress Biosciences, Inc. (I)	1,418	4,594
Durect Corp. (I)	2,879	5,988
Impax Laboratories, Inc. (I)	20,324	318,477
Inspire Pharmaceuticals, Inc. (I)	2,286	11,087
MAP Pharmaceuticals, Inc. (I)	536	5,797
Medicis Pharmaceutical Corp., Class A	16,316	448,690
Nektar Therapeutics (I)(L)	31,514	403,694
Obagi Medical Products, Inc. (I)	567	5,959
Oculus Innovative Sciences, Inc. (I)	15,390	25,547
Pain Therapeutics, Inc. (I)	1,334	7,544
Par Pharmaceutical Companies, Inc. (I)	15,625	412,031
POZEN, Inc. (I)	882	5,971
Questcor Pharmaceuticals, Inc. (I)	2,176	21,085

The accompanying notes are an integral part of the financial statements.	273

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Salix Pharmaceuticals, Ltd. (I)(L)	12,604	$477,187
Sucampo Pharmaceuticals, Inc. (I)	267	894
The Medicines Company (I)	1,965	22,598
Valeant Pharmaceuticals International (I)	2,236	128,995
Viropharma, Inc. (I)	2,874	36,040
Vivus, Inc. (I)(L)	47,301	266,778
XenoPort, Inc. (I)	659	3,796

		2,832,604

		17,597,848
Industrials - 21.57%
Aerospace & Defense - 2.90%
AAR Corp. (I)(L)	937	14,392
Aerovironment, Inc. (I)(L)	559	12,645
American Science & Engineering, Inc.	332	23,562
BE Aerospace, Inc. (I)	49,100	1,323,245
Cubic Corp.	592	22,608
DigitalGlobe, Inc. (I)	1,011	31,007
Esterline Technologies Corp. (I)	6,294	289,524
GenCorp, Inc. (I)(L)	1,826	7,998
GeoEye, Inc. (I)	9,393	342,281
HEICO Corp.	316	13,111
HEICO Corp., Class A	649	19,898
Hexcel Corp. (I)	3,582	61,109
LMI Aerospace, Inc. (I)	9,883	149,530
Orbital Sciences Corp., Class A (I)	69,926	908,339
Taser International, Inc. (I)(L)	2,192	7,968
Teledyne Technologies, Inc. (I)	669	24,204
TransDigm Group, Inc.	1,727	99,976

		3,351,397
Air Freight & Logistics - 1.38%
Atlas Air Worldwide Holdings, Inc. (I)	2,580	111,817
Forward Air Corp.	1,069	25,464
HUB Group, Inc., Class A (I)	52,790	1,403,158
Pacer International, Inc. (I)	1,289	6,600
UTi Worldwide, Inc.	3,751	52,552

		1,599,591
Airlines - 0.39%
AirTran Holdings, Inc. (I)(L)	51,870	233,934
Allegiant Travel Company	515	19,379
Hawaiian Holdings, Inc. (I)	1,241	6,081
UAL Corp. (I)(L)	6,211	131,611
US Airways Group, Inc. (I)(L)	5,953	53,815

		444,820
Building Products - 1.21%
A.O. Smith Corp.	26,160	1,343,316
AAON, Inc.	473	10,496
American Woodmark Corp.	119	1,818
Gibraltar Industries, Inc. (I)	353	2,683
Simpson Manufacturing Company, Inc.	510	11,240
Trex Company, Inc. (I)(L)	485	9,724
USG Corp. (I)(L)	1,285	15,638

		1,394,915
Commercial Services & Supplies - 1.52%
ACCO Brands Corp. (I)	705	4,096
APAC Customer Services, Inc. (I)	41,242	209,097
ATC Technology Corp. (I)	260	6,274
Bowne & Company, Inc.	796	8,812
Cenveo, Inc. (I)	2,058	11,298
Clean Harbors, Inc. (I)	873	52,773
Consolidated Graphics, Inc. (I)	8,100	321,651
Corrections Corp. of America (I)	4,258	94,996

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
EnerNOC, Inc. (I)(L)	637	$20,753
Fuel Tech, Inc. (I)	622	3,415
Healthcare Services Group, Inc.	1,535	31,882
Herman Miller, Inc.	1,996	32,774
Innerworkings, Inc. (I)	1,012	5,495
Interface, Inc., Class A	1,778	22,794
KAR Auction Services, Inc. (I)	994	12,037
Knoll, Inc.	1,734	23,270
M&F Worldwide Corp. (I)	214	4,965
Metalico, Inc. (I)	1,457	4,560
Mobile Mini, Inc. (I)	1,344	19,125
Rino International Corp. (I)(L)	206	3,039
Rollins, Inc.	1,650	33,792
Schawk, Inc., Class A	10,320	156,864
Standard Parking Corp. (I)	510	7,982
Steelcase, Inc., Class A	2,945	18,288
SYKES Enterprises, Inc. (I)	1,487	17,785
Team, Inc. (I)	665	9,729
Tetra Tech, Inc. (I)	2,277	41,328
The Geo Group, Inc. (I)	2,523	55,758
United Stationers, Inc. (I)	894	40,132
Viad Corp.	380	6,023
Waste Connections, Inc. (I)	12,565	474,329

		1,755,116
Construction & Engineering - 3.12%
Argan, Inc. (I)	276	2,216
Chicago Bridge & Iron Company NV (I)	93,900	2,045,142
EMCOR Group, Inc. (I)	1,225	27,857
Furmanite Corp. (I)	1,288	5,564
Great Lakes Dredge & Dock Corp.	1,334	6,730
Insituform Technologies, Inc., Class A (I)	1,449	29,502
MasTec, Inc. (I)(L)	136,001	1,316,490
Michael Baker Corp. (I)	296	9,759
Northwest Pipe Company (I)	120	1,794
Orion Marine Group, Inc. (I)	14,499	162,679

		3,607,733
Electrical Equipment - 2.54%
A123 Systems, Inc. (I)(L)	2,506	16,414
Acuity Brands, Inc. (L)	1,606	62,216
American Superconductor Corp. (I)(L)	1,573	42,298
AZZ, Inc.	458	18,293
Baldor Electric Company	575	20,171
Belden, Inc.	61,400	1,344,660
Broadwind Energy, Inc. (I)	1,969	3,288
Capstone Turbine Corp. (I)(L)	116,957	74,852
Ener1, Inc. (I)(L)	1,857	5,887
EnerSys, Inc. (I)	14,965	330,278
Fuelcell Energy, Inc. (I)	4,018	4,540
Fushi Copperweld, Inc. (I)	627	5,141
GrafTech International, Ltd. (I)	20,838	292,982
Harbin Electric, Inc. (I)(L)	11,351	191,718
II-VI, Inc. (I)	10,457	359,616
Polypore International, Inc. (I)	451	12,186
Powell Industries, Inc. (I)	299	8,510
Thomas & Betts Corp. (I)	1,949	72,016
Valence Technology, Inc. (I)(L)	2,345	1,853
Vicor Corp.	772	10,430
Woodward Governor Company	2,148	56,106

		2,933,455
Industrial Conglomerates - 0.05%
Raven Industries, Inc.	1,368	46,115
Standex International Corp.	461	10,847

The accompanying notes are an integral part of the financial statements.	274

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Conglomerates (continued)
Tredegar Industries, Inc.	319	$5,238

		62,200
Machinery - 3.21%
3D Systems Corp. (I)	722	9,090
Actuant Corp., Class A	2,508	49,709
ArvinMeritor, Inc. (I)(L)	3,297	43,092
Astec Industries, Inc. (I)	710	18,247
Badger Meter, Inc. (L)	525	19,583
Barnes Group, Inc.	1,122	17,066
Blount International, Inc. (I)	747	8,658
Briggs & Stratton Corp.	10,880	197,472
China Fire & Security Group, Inc. (I)	307	2,238
CLARCOR, Inc.	1,862	62,638
Columbus McKinnon Corp. (I)	15,485	198,208
Duoyuan Printing Inc. (I)	131	960
Dynamic Materials Corp.	479	6,553
Energy Recovery, Inc. (I)(L)	1,163	3,693
EnPro Industries, Inc. (I)	10,536	287,738
ESCO Technologies, Inc.	976	30,402
Force Protection, Inc. (I)	2,598	10,067
Gardner Denver, Inc.	1,935	92,377
Graco, Inc.	2,237	62,435
Greenbrier Companies, Inc. (I)	354	4,131
IDEX Corp.	2,999	89,340
John Bean Technologies Corp.	1,039	15,450
Kadant, Inc. (I)	459	7,821
Kennametal, Inc.	9,560	240,912
L.B. Foster Company (I)	376	9,633
Lindsay Corp.	461	16,997
Middleby Corp. (I)	651	35,798
Mueller Industries, Inc.	695	16,388
NACCO Industries, Inc., Class A	121	9,382
Navistar International Corp. (I)	13,700	573,756
Oshkosh Corp. (I)	3,314	82,452
RBC Bearings, Inc. (I)	521	15,260
Robbins & Myers, Inc.	1,034	24,464
Sauer-Danfoss, Inc. (I)	288	4,683
Sun Hydraulics, Inc.	469	10,459
Tennant Company	628	19,619
The Gorman-Rupp Company	555	14,264
The Manitowoc Company, Inc.	2,424	22,204
The Toro Company	1,242	61,976
Valmont Industries, Inc.	778	52,149
WABCO Holdings, Inc. (I)	27,277	961,787
Wabtec Corp. (L)	1,771	75,321
Westport Innovations, Inc. (I)	14,001	223,596

		3,708,068
Marine - 0.07%
American Commercial Lines, Inc. (I)	177	4,968
Genco Shipping & Trading, Ltd. (I)	415	6,242
Kirby Corp. (I)(L)	1,895	69,793

		81,003
Professional Services - 1.44%
Administaff, Inc.	869	18,788
CBIZ, Inc. (I)	1,123	6,659
CoStar Group, Inc. (I)	725	29,921
Exponent, Inc. (I)	511	15,759
FTI Consulting, Inc. (I)(L)	8,947	293,283
Heidrick & Struggles International, Inc.	6,742	117,109
Hill International, Inc. (I)	632	2,421
Huron Consulting Group, Inc. (I)	773	14,262
ICF International, Inc. (I)	643	13,561
Kforce, Inc. (I)	23,263	245,890

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
Korn/Ferry International (I)	850	$11,067
Mistras Group, Inc. (I)	441	4,675
Navigant Consulting Company (I)	1,869	18,503
Resources Connection, Inc.	1,710	18,964
SFN Group, Inc. (I)	1,918	10,434
The Advisory Board Company (I)	6,343	257,145
The Corporate Executive Board Company	1,264	35,443
The Dolan Company (I)	17,293	158,577
Towers Watson & Company, Class A	1,741	78,171
TrueBlue, Inc. (I)	21,321	230,054
VSE Corp.	3,067	86,121

		1,666,807
Road & Rail - 2.47%
Arkansas Best Corp.	311	6,413
Avis Budget Group, Inc. (I)(L)	2,462	22,453
Celadon Group, Inc. (I)	23,691	277,422
Dollar Thrifty Automotive Group, Inc. (I)	554	26,060
Genesee & Wyoming, Inc., Class A (I)	1,431	55,537
Heartland Express, Inc. (L)	2,007	29,222
Knight Transportation, Inc. (L)	2,312	43,558
Landstar System, Inc.	40,451	1,455,427
Marten Transport, Ltd.	11,371	224,122
Old Dominion Freight Lines, Inc. (I)	16,758	390,629
Patriot Transportation Holding, Inc. (I)	24	1,793
RailAmerica, Inc. (I)	910	9,082
Saia, Inc. (I)	586	6,850
Universal Truckload Services, Inc. (I)	76	1,021
Werner Enterprises, Inc. (L)	14,560	290,326
YRC Worldwide, Inc. (I)	38,917	9,729

		2,849,644
Trading Companies & Distributors - 1.27%
Applied Industrial Technologies, Inc.	3,343	89,592
Beacon Roofing Supply, Inc. (I)	1,682	23,430
DXP Enterprises, Inc. (I)	3,916	71,075
H&E Equipment Services, Inc. (I)	1,030	7,014
Houston Wire & Cable Company (L)	620	5,605
Kaman Corp., Class A	334	7,138
RSC Holdings, Inc. (I)(L)	1,902	11,374
Titan Machinery, Inc. (I)	322	4,811
United Rentals, Inc. (I)(L)	2,230	25,088
Watsco, Inc. (L)	23,900	1,227,265

		1,472,392

		24,927,141
Information Technology - 21.95%
Communications Equipment - 2.67%
Acme Packet, Inc. (I)	1,121	37,666
ADTRAN, Inc. (L)	2,065	64,903
Anaren, Inc. (I)	258	3,514
Arris Group, Inc. (I)	2,342	19,134
Aruba Networks, Inc. (I)	2,728	50,113
Bel Fuse, Inc.	21	389
Bel Fuse, Inc., Class B	155	2,872
BigBand Networks, Inc. (I)	1,619	4,371
Blue Coat Systems, Inc. (I)	1,537	28,942
Ciena Corp. (I)(L)	3,417	42,610
CommScope, Inc. (I)	52,688	987,900
Comtech Telecommunications Corp. (I)(L)	1,053	21,450
DG Fastchannel, Inc. (I)(L)	11,639	184,362
Digi International, Inc. (I)	875	6,633
EMS Technologies, Inc. (I)	283	4,109
Emulex Corp. (I)	32,920	314,057
Extreme Networks, Inc. (I)	1,098	3,009

The accompanying notes are an integral part of the financial statements.	275

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Finisar Corp. (I)(L)	2,464	$31,515
Harmonic, Inc. (I)	3,578	20,788
Hughes Communications, Inc. (I)	359	8,343
Infinera Corp. (I)	3,249	27,422
InterDigital, Inc. (I)	1,621	40,071
Ixia (I)	1,303	14,711
JDS Uniphase Corp. (I)	8,131	74,724
NETGEAR, Inc. (I)	845	17,846
Oclaro, Inc. (I)	1,790	18,330
Oplink Communications, Inc. (I)	23,379	367,518
OpNext, Inc. (I)	1,183	1,633
Plantronics, Inc.	8,965	244,834
Polycom, Inc. (I)	3,146	89,598
Powerwave Technologies, Inc. (I)(L)	4,888	8,310
RADWARE, Ltd., ADR (I)	7,500	182,550
Riverbed Technology, Inc. (I)	2,231	85,581
Seachange International, Inc. (I)	1,032	7,988
ShoreTel, Inc. (I)	1,080	4,990
Sonus Networks, Inc. (I)	3,806	11,266
Viasat, Inc. (I)	1,326	46,344

		3,080,396
Computers & Peripherals - 1.51%
3PAR, Inc. (I)	1,031	33,116
Compellent Technologies, Inc. (I)	821	12,537
Cray, Inc. (I)	22,436	120,930
Hypercom Corp. (I)	44,760	140,099
Intermec, Inc. (I)	1,823	19,160
Intevac, Inc. (I)	823	7,753
Isilon Systems, Inc. (I)	9,723	193,974
Netezza Corp. (I)	1,816	35,339
Novatel Wireless, Inc. (I)	49,557	287,926
QLogic Corp. (I)	4,118	61,338
Quantum Corp. (I)	7,508	10,812
Silicon Graphics International Corp. (I)	379	2,249
STEC, Inc. (I)(L)	23,518	262,461
Stratasys, Inc. (I)	719	16,328
Super Micro Computer, Inc. (I)	947	8,556
Synaptics, Inc. (I)(L)	1,251	33,051
Western Digital Corp. (I)	20,900	504,735

		1,750,364
Electronic Equipment, Instruments & Components - 1.56%
Anixter International, Inc. (I)	1,057	48,495
Checkpoint Systems, Inc. (I)	1,457	26,721
China Security & Surveillance
Technology, Inc. (I)(L)	1,617	8,732
Cogent, Inc. (I)	1,819	20,009
Cognex Corp.	1,390	27,105
Coherent, Inc. (I)	933	34,661
Comverge, Inc. (I)	882	5,848
Daktronics, Inc.	1,288	11,862
DTS, Inc. (I)	642	22,502
Echelon Corp. (I)(L)	1,141	8,632
Electro Scientific Industries, Inc. (I)	357	3,873
FARO Technologies, Inc. (I)	566	10,380
ICx Technologies, Inc. (I)	451	3,450
Insight Enterprises, Inc. (I)	54,700	718,758
IPG Photonics Corp. (I)	938	20,317
Itron, Inc. (I)	1,488	80,352
L-1 Identity Solutions, Inc. (I)	3,087	27,752
Maxwell Technologies, Inc. (I)	13,957	157,156
Methode Electronics, Inc.	684	6,108
Multi-Fineline Electronix, Inc. (I)	377	7,857
National Instruments Corp.	2,146	61,869

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
OSI Systems, Inc. (I)	606	$17,925
Plexus Corp. (I)	1,490	34,300
Power-One, Inc. (I)(L)	30,891	314,470
Rofin-Sinar Technologies, Inc. (I)	1,179	24,052
Rogers Corp. (I)	204	5,467
Sanmina-SCI Corp. (I)	1,026	9,265
Scansource, Inc. (I)	991	24,735
TTM Technologies, Inc. (I)	1,344	11,101
Universal Display Corp. (I)(L)	1,181	23,278
Vishay Intertechnology, Inc. (I)	4,135	31,798

		1,808,830
Internet Software & Services - 4.32%
Archipelago Learning, Inc. (I)	231	2,414
Art Technology Group, Inc. (I)	5,796	20,228
comScore, Inc. (I)	801	14,570
Constant Contact, Inc. (I)(L)	33,900	600,708
DealerTrack Holdings, Inc. (I)	1,414	20,849
Dice Holdings, Inc. (I)	694	4,372
Digital River, Inc. (I)	1,463	38,579
DivX, Inc. (I)	1,155	8,888
Equinix, Inc. (I)(L)	19,400	1,769,474
GigaMedia, Ltd. (I)	17,794	35,766
GSI Commerce, Inc. (I)	2,064	46,997
InfoSpace, Inc. (I)	36,545	256,180
Internap Network Services Corp. (I)	1,724	7,094
Internet Brands, Inc., Class A (I)	955	9,884
Internet Capital Group, Inc. (I)	1,345	11,318
J2 Global Communications, Inc. (I)	1,667	35,957
Limelight Networks, Inc. (I)	1,629	6,451
Liquidity Services, Inc. (I)	548	7,053
LivePerson, Inc. (I)	26,071	186,408
LogMeIn, Inc. (I)	509	16,680
LoopNet, Inc. (I)	1,080	11,383
MercadoLibre, Inc. (I)	978	64,489
Monster Worldwide, Inc. (I)(L)	4,425	48,808
Move, Inc. (I)	5,750	10,810
NIC, Inc.	32,931	238,420
OpenTable, Inc. (I)	504	26,863
Perficient, Inc. (I)	537	4,661
Rackspace Hosting, Inc. (I)(L)	3,444	67,812
RealNetworks, Inc. (I)	3,239	8,745
SAVVIS, Inc. (I)	1,317	23,061
Sohu.com, Inc. (I)	1,117	54,175
Stamps.com, Inc. (I)	398	4,553
Terremark Worldwide, Inc. (I)	1,558	13,056
The Knot, Inc. (I)	1,061	7,491
United Online, Inc.	7,963	39,258
ValueClick, Inc. (I)(L)	33,257	362,501
VistaPrint NV (I)(L)	23,815	730,644
Vocus, Inc. (I)	679	10,063
Web.com Group, Inc. (I)	16,382	71,589
WebMD Health Corp. (I)	1,977	100,708

		4,998,960
IT Services - 2.20%
Acxiom Corp. (I)	2,794	34,632
Alliance Data Systems Corp. (I)(L)	21,900	1,230,561
Cass Information Systems, Inc.	277	9,086
China Information Technology, Inc. (I)	1,151	5,824
CSG Systems International, Inc. (I)	17,706	324,020
Echo Global Logistics, Inc. (I)	405	5,087
Euronet Worldwide, Inc. (I)	1,691	23,809
Exlservice Holdings, Inc. (I)	539	8,953

The accompanying notes are an integral part of the financial statements.	276

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Forrester Research, Inc. (I)	582	$17,862
Gartner, Inc. (I)	2,841	81,480
Genpact, Ltd. (I)	3,636	50,868
Global Cash Access Holdings, Inc. (I)	1,930	6,987
Heartland Payment Systems, Inc.	1,396	19,753
iGate Corp.	1,122	17,604
ManTech International Corp., Class A (I)	846	29,940
MAXIMUS, Inc.	645	34,643
NCI, Inc. (I)	280	5,362
NeuStar, Inc., Class A (I)	2,769	61,306
RightNow Technologies, Inc. (I)	886	14,814
Sapient Corp.	3,963	41,334
SRA International, Inc., Class A (I)	1,619	31,166
Syntel, Inc.	920	35,415
TeleTech Holdings, Inc. (I)	1,135	14,392
TNS, Inc. (I)	624	9,372
Unisys Corp. (I)	1,560	34,882
VeriFone Holdings, Inc. (I)	3,134	75,780
Wright Express Corp. (I)	9,800	314,678

		2,539,610
Office Electronics - 0.05%
Zebra Technologies Corp., Class A (I)	2,131	60,989
Semiconductors & Semiconductor Equipment - 3.88%
Actel Corp. (I)	338	4,833
Advanced Analogic Technologies, Inc. (I)	979	3,172
Advanced Energy Industries, Inc. (I)	677	9,552
Amkor Technology, Inc. (I)(L)	4,064	20,604
Anadigics, Inc. (I)	2,408	9,668
Applied Micro Circuits Corp. (I)	2,416	26,044
Atheros Communications, Inc. (I)(L)	2,583	63,697
Atmel Corp. (I)	17,009	98,652
ATMI, Inc. (I)	756	9,658
Cabot Microelectronics Corp. (I)	872	26,099
Cavium Networks, Inc. (I)(L)	1,312	31,672
Cirrus Logic, Inc. (I)	2,356	35,623
Conexant Systems, Inc. (I)	2,979	4,439
Cymer, Inc. (I)	25,255	743,255
Cypress Semiconductor Corp. (I)	5,750	60,864
Diodes, Inc. (I)	1,296	19,116
Energy Conversion Devices, Inc. (I)(L)	1,694	7,640
Entegris, Inc. (I)	3,135	12,070
Evergreen Solar, Inc. (I)(L)	3,682	2,467
Exar Corp. (I)	479	2,606
Fairchild Semiconductor International, Inc. (I)	29,860	230,818
FEI Company (I)	1,403	23,374
FormFactor, Inc. (I)	877	6,157
GT Solar International, Inc. (I)	2,389	18,467
Hittite Microwave Corp. (I)	899	38,252
Integrated Device Technology, Inc. (I)	2,098	10,742
International Rectifier Corp. (I)	914	16,772
IXYS Corp. (I)	867	8,202
Kopin Corp. (I)	2,458	6,919
Kulicke & Soffa Industries, Inc. (I)	859	4,931
Lattice Semiconductor Corp. (I)	1,496	6,208
Mattson Technology, Inc. (I)	18,422	38,318
Micrel, Inc.	563	4,980
Microsemi Corp. (I)	24,404	341,656
MKS Instruments, Inc. (I)	1,755	30,291
Monolithic Power Systems, Inc. (I)	62,963	1,033,223
Netlogic Microsystems, Inc. (I)(L)	2,081	50,256
NVE Corp. (I)	6,624	254,362
O2Micro International, Ltd. (I)	28,907	171,129
Pericom Semiconductor Corp. (I)	936	7,909
PMC-Sierra, Inc. (I)	39,763	275,160

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Power Integrations, Inc.	1,033	$28,294
Rambus, Inc. (I)	2,113	37,675
Rubicon Technology, Inc. (I)(L)	655	16,054
Rudolph Technologies, Inc. (I)	711	5,620
Semtech Corp. (I)	1,488	24,693
Sigma Designs, Inc. (I)	980	9,310
Silicon Image, Inc. (I)	989	3,580
Silicon Laboratories, Inc. (I)	1,614	61,558
Standard Microsystems Corp. (I)	827	14,985
SunPower Corp., Class A (I)	1,337	14,453
SunPower Corp., Class B (I)	1,001	10,350
Supertex, Inc. (I)	406	8,936
Teradyne, Inc. (I)(L)	4,324	38,830
Tessera Technologies, Inc. (I)	1,854	28,181
Trident Microsystems, Inc. (I)	1,297	1,971
TriQuint Semiconductor, Inc. (I)	5,731	39,830
Ultratech, Inc. (I)	839	13,936
Varian Semiconductor Equipment
Associates, Inc. (I)	2,754	68,354
Veeco Instruments, Inc. (I)(L)	1,486	49,380
Verigy, Ltd. (I)	2,193	18,344
Volterra Semiconductor Corp. (I)	992	19,890
Zoran Corp. (I)	24,609	198,841

		4,482,922
Software - 5.76%
ACI Worldwide, Inc. (I)	815	15,477
Advent Software, Inc. (I)(L)	618	30,696
ArcSight, Inc. (I)	941	36,134
Ariba, Inc. (I)	10,485	162,203
AsiaInfo Holdings, Inc. (I)	1,916	34,220
Blackbaud, Inc.	1,653	34,415
Blackboard, Inc. (I)(L)	28,897	956,202
Bottomline Technologies, Inc. (I)	552	7,734
Cadence Design Systems, Inc. (I)	6,486	44,105
China TransInfo Technology Corp. (I)	116	722
Clicksoftware Technologies, Ltd. (I)	46,000	255,760
CommVault Systems, Inc. (I)	1,514	37,169
Compuware Corp. (I)	53,997	387,698
Concur Technologies, Inc. (I)(L)	1,566	73,242
Deltek, Inc. (I)	619	4,426
DemandTec, Inc. (I)	1,106	8,251
Ebix, Inc. (I)(L)	1,294	24,120
EPIQ Systems, Inc.	4,783	59,548
FalconStor Software, Inc. (I)	1,258	3,950
Fortinet, Inc. (I)	1,369	27,914
Informatica Corp. (I)(L)	3,390	109,022
Interactive Intelligence, Inc. (I)	17,183	256,199
Jack Henry & Associates, Inc.	2,992	70,432
JDA Software Group, Inc. (I)	10,197	234,225
Kenexa Corp. (I)	710	7,909
Manhattan Associates, Inc. (I)	3,444	89,699
MICROS Systems, Inc. (I)	2,964	112,928
MicroStrategy, Inc., Class A (I)	335	26,107
Monotype Imaging Holdings, Inc. (I)	837	6,190
Net 1 UEPS Technologies, Inc. (I)	14,544	167,401
Netscout Systems, Inc. (I)	1,081	17,112
NetSuite, Inc. (I)	701	13,319
NICE Systems, Ltd., SADR (I)	13,097	351,000
Opnet Technologies, Inc.	324	5,103
Parametric Technology Corp. (I)	14,736	251,249
Pegasystems, Inc.	614	13,447
Progress Software Corp. (I)	7,328	195,731
PROS Holdings, Inc. (I)	719	5,659
Quest Software, Inc. (I)	18,324	392,683

The accompanying notes are an integral part of the financial statements.	277

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Radiant Systems, Inc. (I)	15,696	$281,115
Renaissance Learning, Inc.	175	1,400
Rosetta Stone, Inc. (I)	145	2,474
S1 Corp. (I)	1,910	9,302
Smith Micro Software, Inc. (I)	31,082	237,777
SolarWinds, Inc. (I)	1,130	16,295
Solera Holdings, Inc.	13,133	521,117
Sourcefire, Inc. (I)	964	24,457
SuccessFactors, Inc. (I)	1,738	36,672
Synchronoss Technologies, Inc. (I)	751	11,610
Take-Two Interactive Software, Inc. (I)(L)	1,092	9,085
Taleo Corp. (I)	1,321	33,857
TeleCommunication Systems, Inc. (I)	1,727	5,319
TIBCO Software, Inc. (I)	31,224	452,436
TiVo, Inc. (I)	4,263	33,507
Tyler Technologies, Inc. (I)	10,909	188,835
Ultimate Software Group, Inc. (I)	6,764	222,671
VASCO Data Security International, Inc. (I)	1,111	6,627
Websense, Inc. (I)	1,595	31,023

		6,654,980

		25,377,051
Materials - 3.42%
Chemicals - 1.44%
Albemarle Corp.	16,100	645,449
Balchem Corp.	1,041	25,452
Cabot Corp.	10,893	309,688
Calgon Carbon Corp. (I)	2,074	25,884
China Agritech, Inc. (I)	315	4,788
China Green Agriculture, Inc. (I)	544	5,222
Georgia Gulf Corp. (I)	1,244	16,172
Hawkins, Inc.	113	3,443
Intrepid Potash, Inc. (I)(L)	1,663	37,334
Kraton Performance Polymers Inc. (I)	227	6,134
Landec Corp. (I)	927	5,099
LSB Industries, Inc. (I)	627	10,396
NewMarket Corp.	472	47,450
PolyOne Corp. (I)	2,223	21,674
Solutia, Inc. (I)	24,742	335,007
Spartech Corp. (I)	3,803	33,961
Stepan Company	296	16,413
STR Holdings, Inc. (I)	916	18,934
W.R. Grace & Company (I)	2,683	67,880
Yongye International, Inc. (I)	657	5,190
Zep, Inc.	801	13,865
Zoltek Companies, Inc. (I)	1,080	9,191

		1,664,626
Construction Materials - 0.02%
Eagle Materials, Inc. (L)	539	12,370
Headwaters, Inc. (I)	1,451	4,455
United States Lime & Minerals, Inc. (I)	82	3,137

		19,962
Containers & Packaging - 0.65%
AptarGroup, Inc.	6,436	268,059
Boise, Inc. (I)	1,425	9,804
Graphic Packaging Holding Company (I)	1,578	4,813
Rock-Tenn Company, Class A	2,959	142,565
Silgan Holdings, Inc.	11,147	333,184

		758,425
Metals & Mining - 1.03%
AK Steel Holding Corp. (L)	14,456	184,169
Allied Nevada Gold Corp. (I)	2,903	68,075

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
AMCOL International Corp.	799	$20,870
Brush Engineered Materials, Inc. (I)	762	18,326
General Moly, Inc. (I)(L)	2,279	6,860
Globe Specialty Metals, Inc. (I)	2,331	25,478
Gulf Resources, Inc. (I)	765	6,640
Haynes International, Inc.	291	8,520
Hecla Mining Company (I)(L)	4,469	25,563
Horsehead Holding Corp. (I)	1,599	12,664
Royal Gold, Inc.	925	45,390
RTI International Metals, Inc. (I)	1,110	30,636
Schnitzer Steel Industries, Inc.	839	37,117
Stillwater Mining Company (I)(L)	29,337	401,917
Thompson Creek Metals Company, Inc. (I)	34,374	294,929

		1,187,154
Paper & Forest Products - 0.28%
Buckeye Technologies, Inc.	23,193	275,533
Deltic Timber Corp.	270	11,024
KapStone Paper and Packaging Corp. (I)	1,271	14,477
Schweitzer-Mauduit International, Inc.	339	18,252

		319,286

		3,949,453
Telecommunication Services - 3.34%
Diversified Telecommunication Services - 1.20%
AboveNet, Inc. (I)	557	28,752
Alaska Communications Systems Group, Inc.	1,641	15,852
Atlantic Tele-Network, Inc.	3,723	158,786
Cbeyond, Inc. (I)	903	10,791
Cogent Communications Group, Inc. (I)(L)	116,651	1,017,197
General Communication, Inc., Class A (I)	1,149	10,352
Global Crossing, Ltd. (I)	1,225	15,068
Neutral Tandem, Inc. (I)(L)	1,161	13,119
PAETEC Holding Corp. (I)	2,428	9,955
Premiere Global Services, Inc. (I)	1,367	6,780
TW Telecom, Inc. (I)	5,321	93,304
Vonage Holdings Corp. (I)	4,279	9,243

		1,389,199
Wireless Telecommunication Services - 2.14%
ICO Global Communications
Holdings, Ltd. (I)	5,894	7,898
Leap Wireless International, Inc. (I)	2,312	23,975
NII Holdings, Inc. (I)	56,300	2,040,875
Shenandoah Telecommunications Company	833	14,069
Syniverse Holdings, Inc. (I)	18,146	373,263
USA Mobility, Inc.	817	11,732

		2,471,812

		3,861,011
Utilities - 0.31%
Electric Utilities - 0.09%
ITC Holdings Corp.	1,852	107,342
Gas Utilities - 0.00%
China Natural Gas, Inc. (I)(L)	257	1,316
Independent Power Producers & Energy Traders - 0.03%
Dynegy, Inc. (I)	1,321	6,513
Ormat Technologies, Inc.	755	20,808

		27,321
Multi-Utilities - 0.19%
Avista Corp.	10,660	222,474

		358,453

TOTAL COMMON STOCKS (Cost $108,564,411)		$111,911,096

The accompanying notes are an integral part of the financial statements.	278

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 18.81%
Repurchase Agreement - 1.53%
Repurchase Agreement with State Street Corp.
dated 08/31/2010 at 0.010% to be
repurchased at $1,766,000 on 09/01/2010,
collateralized by $1,695,000 U.S. Treasury
Notes, 2.500% due 04/30/2015 (valued at
$1,805,853, including interest)	$1,766,000	$1,766,000
Short-Term Securities* - 2.60%
Federal Home Loan Bank Discount Notes,
0.102%, 09/01/2010	2,040,000	2,040,000
State Street Institutional Liquid Reserves
Fund, 0.2807%	963,512	963,512

		3,003,512
Securities Lending Collateral - 14.68%
John Hancock Collateral Investment
Trust, 0.3330% (W)(Y)	1,695,392	16,971,040

TOTAL SHORT-TERM INVESTMENTS (Cost $21,738,911)		$21,740,552

Total Investments (Smaller Company Growth Fund)
(Cost $130,303,322) - 115.63%		$133,651,648
Other assets and liabilities, net - (15.63%)		(18,064,236)

TOTAL NET ASSETS - 100.00%		$115,587,412

Spectrum Income Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 19.84%
U.S. Treasury Bonds - 1.19%
1.250%, 07/15/2020	$1,844,041	$1,896,769
2.625%, 04/30/2016	1,675,000	1,770,658
3.500%, 02/15/2039	1,140,000	1,135,547
4.500%, 08/15/2039	440,000	518,306
4.625%, 02/15/2040	2,020,000	2,427,472
6.125%, 08/15/2029 (F)	915,000	1,297,584
7.125%, 02/15/2023	335,000	486,797
7.250%, 08/15/2022	295,000	430,562

		9,963,695
U.S. Treasury Notes - 2.55%
1.000%, 07/15/2013	1,105,000	1,114,669
1.125%, 01/15/2012	680,000	686,959
1.750%, 08/15/2012	1,340,000	1,373,448
2.000%, 09/30/2010	725,000	725,991
2.625%, 07/31/2014	9,360,000	9,942,810
3.125%, 09/30/2013	4,875,000	5,231,865
4.000%, 08/15/2018	2,005,000	2,285,074

		21,360,816
U.S. Treasury Strips - 0.02%
zero coupon 05/15/2021	180,000	132,268
Federal Home Loan Mortgage Corp. - 1.85%
2.704%, 07/01/2035 (P)	33,503	35,167
2.711%, 07/01/2035 (P)	65,706	68,973
2.863%, 02/01/2035 (P)	110,861	116,483
3.346%, 09/01/2032 (P)	4,384	4,594
4.125%, 10/18/2010	1,750,000	1,758,958
4.500%, 11/01/2018 to 02/01/2040	2,359,490	2,492,043
4.614%, 06/01/2038 (P)	126,706	132,927
4.715%, 07/01/2038 (P)	214,059	224,550

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
5.000%, 10/01/2018 to 04/01/2040	$5,771,018	$6,149,533
5.052%, 03/01/2036 (P)	47,890	50,398
5.058%, 11/01/2035 (P)	24,132	25,507
5.096%, 09/01/2035 (P)	94,524	99,834
5.105%, 01/01/2036 (P)	108,570	113,528
5.222%, 02/01/2037 (P)	46,517	49,026
5.295%, 02/01/2037 (P)	118,774	125,066
5.335%, 04/01/2037 (P)	285,686	299,172
5.361%, 05/01/2037 (P)	86,212	90,752
5.379%, 01/01/2036 (P)	9,273	9,800
5.380%, 02/01/2038 (P)	292,373	311,900
5.500%, 03/01/2018 to 12/01/2034	426,774	460,668
5.519%, 10/01/2036 (P)	336,106	353,107
5.781%, 02/01/2037 (P)	70,312	74,485
5.898%, 01/01/2037 (P)	24,063	25,429
5.926%, 12/01/2036 (P)	352,726	376,866
5.988%, 11/01/2036 (P)	257,358	274,971
6.000%, 11/01/2011 to 12/01/2033	588,058	636,723
6.004%, 10/01/2036 (P)	336,982	360,044
6.084%, 10/01/2036 (P)	246,993	263,896
6.211%, 08/01/2036 (P)	312,883	334,296
6.500%, 05/01/2017 to 11/01/2033	114,357	125,829
7.000%, 02/01/2024 to 06/01/2032	28,233	31,411
7.500%, 05/01/2024 to 06/01/2024	2,994	3,393
10.500%, 05/01/2019	145	169

		15,479,498
Federal National Mortgage Association - 6.74%
1.000%, 09/23/2013	325,000	324,950
1.742%, 10/01/2033 (P)	71,946	73,751
2.632%, 07/01/2035 (P)	55,782	58,332
2.976%, 11/01/2035 (P)	108,085	113,020
3.132%, 07/01/2027 (P)	1,205	1,234
3.875%, 07/12/2013	1,795,000	1,948,435
4.000%, 02/01/2025 to 08/01/2040	2,882,394	3,031,190
4.500%, 05/01/2019 to 03/01/2040	12,087,626	12,775,055
4.727%, 09/01/2035 (P)	311,220	326,516
4.825%, 04/01/2038 (P)	171,023	181,890
4.828%, 05/01/2038 (P)	86,253	91,676
4.841%, 05/01/2038 (P)	294,171	310,597
4.877%, 05/01/2038 (P)	265,582	280,564
4.920%, 08/01/2038 (P)	202,973	215,568
5.000%, 03/01/2018 to 06/01/2040	9,337,960	9,960,527
5.298%, 12/01/2035 (P)	20,855	22,059
5.308%, 12/01/2035 (P)	18,326	19,376
5.440%, 12/01/2035 (P)	25,177	26,631
5.444%, 06/01/2037 (P)	101,133	107,089
5.455%, 09/01/2037 (P)	116,695	122,903
5.489%, 01/01/2019 (P)	873	926
5.500%, 07/01/2013 to 08/01/2037	11,336,125	12,203,274
5.504%, 07/01/2036 (P)	104,096	110,030
5.506%, 12/01/2035 (P)	40,067	42,341
5.507%, 01/01/2037 (P)	120,237	127,212
5.770%, 08/01/2037 (P)	130,466	137,535
5.911%, 12/01/2036 (P)	166,398	175,930
5.983%, 09/01/2036 (P)	166,539	177,936
6.000%, 03/01/2021 to 09/01/2038	9,160,423	9,941,025
6.036%, 08/01/2036 (P)	224,002	235,001
6.500%, 06/01/2013 to 04/01/2038	2,400,011	2,650,344
7.000%, 12/01/2029 to 04/01/2037	46,867	51,609
7.125%, 01/15/2030	365,000	530,883

		56,375,409

The accompanying notes are an integral part of the financial statements.	279

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Government National Mortgage Association - 7.46%
4.000%, 09/15/2018		$384,466	$414,519
4.500%, 06/20/2034 to 08/20/2040		19,168,873	20,381,161
5.000%, 02/15/2018 to 07/20/2040		15,137,237	16,366,053
5.500%, 02/15/2029 to 07/20/2040		10,890,597	11,842,326
6.000%, 11/15/2012 to 12/15/2038		7,236,392	7,954,836
6.500%, 12/15/2014 to 08/15/2037		3,510,799	3,920,883
7.000%, 04/15/2017 to 10/20/2036		1,394,056	1,556,303
9.250%, 10/15/2016 to 12/15/2019		2,782	3,190
9.750%, 07/15/2017 to 02/15/2021		3,590	4,188
10.250%, 11/15/2020		2,120	2,541
11.750%, 08/15/2013		860	960
12.000%, 10/15/2010 to 12/15/2012		73	78
12.250%, 03/15/2014 to 07/20/2015		694	809
12.750%, 12/20/2013 to 11/20/2014		680	792

			62,448,639
Treasury Inflation Protected Securities (D) - 0.03%
1.750%, 01/15/2028		83,237	87,769
2.000%, 01/15/2016		71,384	77,485
2.500%, 01/15/2029		45,686	53,617

			218,871

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $157,198,368)			$165,979,196

FOREIGN GOVERNMENT
OBLIGATIONS - 13.50%
Argentina - 0.27%
City of Buenos Aires
12.500%, 04/06/2015 (S)		350,000	366,625
Republic of Argentina
5.830%, 12/31/2033 (P)	ARS	400,000	135,696
7.000%, 10/03/2015		$625,000	544,375
7.875%, 04/11/2011		100,200	101,703
8.280%, 12/31/2033		1,156,344	887,494
8.750%, 06/02/2017		270,000	243,675

			2,279,568
Austria - 0.03%
Republic of Austria
6.250%, 07/15/2027	EUR	142,000	259,928
Belgium - 0.12%
Kingdom of Belgium
4.000%, 03/28/2018		140,000	196,056
4.250%, 09/28/2013		197,000	273,115
5.000%, 09/28/2012 to 03/28/2035		344,000	541,584

			1,010,755
Bermuda - 0.03%
Government of Bermuda
5.603%, 07/20/2020 (S)		$200,000	219,538
Brazil - 1.46%
Federative Republic of Brazil
4.875%, 01/22/2021		150,000	160,875
5.625%, 01/07/2041		710,000	766,800
5.875%, 01/15/2019		1,100,000	1,266,397
7.125%, 01/20/2037		860,000	1,113,700
8.750%, 02/04/2025		475,000	676,875
8.875%, 10/14/2019		500,000	686,250
10.000%, 01/01/2011 to 01/01/2017	BRL	5,825,000	3,275,450
Nota do Tesouro Nacional, Series B
6.000%, 05/15/2015		584,000	647,566

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Brazil (continued)
Nota do Tesouro Nacional, Series F
10.000%, 01/01/2021	BRL	6,930,000	$3,659,091

			12,253,004
Canada - 0.98%
Canada Housing Trust
4.000%, 06/15/2012	CAD	870,000	854,344
Government of Canada
3.500%, 06/01/2020		3,000,000	2,988,606
3.750%, 06/01/2019		2,008,000	2,042,046
4.500%, 06/01/2015		304,000	318,192
5.000%, 06/01/2037		134,000	160,094
5.250%, 06/01/2012		832,000	835,800
Province of Ontario
5.000%, 03/08/2014		805,000	831,867
Province of Quebec
5.000%, 12/01/2038		180,000	183,754

			8,214,703
Chile - 0.02%
Republic of Chile
3.875%, 08/05/2020		$130,000	134,753
Congo - 0.01%
Republic of Congo (Brazzaville)
2.500%, 06/30/2029		109,250	62,546
Cote D Ivoire - 0.01%
Republic of Cote D’ivoire
2.500%, 12/31/2032		216,000	119,340
Denmark - 0.09%
Kingdom of Denmark
5.000%, 11/15/2013	DKK	3,277,000	627,315
7.000%, 11/10/2024		364,000	96,199

			723,514
Egypt - 0.11%
Arab Republic of Egypt
zero coupon 11/02/2010	EGP	3,500,000	598,618
5.750%, 04/29/2020		$100,000	108,750
6.875%, 04/30/2040		200,000	225,500

			932,868
France - 0.73%
Government of France
3.750%, 01/12/2012	EUR	1,700,000	2,246,962
4.000%, 10/25/2014		1,101,000	1,547,324
5.000%, 10/25/2016		295,000	442,102
5.500%, 04/25/2029		209,000	360,982
5.750%, 10/25/2032		813,000	1,489,746

			6,087,116
Gabon - 0.03%
Republic of Gabon
8.200%, 12/12/2017		$250,000	286,275
Germany - 1.01%
Federal Republic of Germany
3.750%, 01/04/2015	EUR	320,000	450,265
4.000%, 01/04/2037		583,000	920,118
4.250%, 01/04/2014		1,658,000	2,335,689
4.500%, 01/04/2013		1,999,000	2,761,225
4.750%, 07/04/2028 to 07/04/2034		395,000	673,116
5.000%, 01/04/2012		911,000	1,224,183
6.250%, 01/04/2024		28,000	51,221

			8,415,817

The accompanying notes are an integral part of the financial statements.	280

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Ghana - 0.03%
Republic of Ghana
8.500%, 10/04/2017		$250,000	285,000
Greece - 0.02%
Republic of Greece
4.625%, 06/25/2013		185,000	159,057
Grenada - 0.03%
Government of Grenada
2.500%, 09/15/2025		430,000	223,600
Hungary - 0.03%
Republic of Hungary
6.250%, 01/29/2020		150,000	153,000
6.750%, 02/24/2017	HUF	22,240,000	94,813

			247,813
Indonesia - 0.22%
Republic of Indonesia
6.625%, 02/17/2037		$100,000	122,572
6.875%, 01/17/2018		490,000	585,550
7.750%, 01/17/2038		300,000	414,105
11.000%, 09/15/2025	IDR	2,000,000,000	263,165
11.625%, 03/04/2019 (S)		$300,000	457,500

			1,842,892
Iraq - 0.18%
Republic of Iraq
5.800%, 01/15/2028		1,757,000	1,502,235
Ireland - 0.06%
Government of Ireland
5.900%, 10/18/2019	EUR	392,000	502,251
Italy - 0.60%
Republic of Italy
3.750%, 08/01/2016		570,000	758,594
4.000%, 02/01/2037		1,158,000	1,357,562
4.250%, 08/01/2014		613,000	829,066
4.500%, 02/01/2018		110,000	150,262
5.000%, 02/01/2012		348,000	461,563
5.250%, 08/01/2017		791,000	1,133,759
7.250%, 11/01/2026		198,000	331,868

			5,022,674
Jamaica - 0.08%
Government of Jamaica
9.000%, 06/02/2015		$215,000	230,319
10.625%, 06/20/2017		350,000	399,438

			629,757
Japan - 2.84%
Government of Japan
0.600%, 09/20/2014	JPY	154,350,000	1,865,928
1.300%, 12/20/2013 to 06/20/2020		566,000,000	6,994,405
1.400%, 03/20/2018		243,250,000	3,071,117
1.500%, 06/20/2019		54,050,000	681,569
1.700%, 09/20/2016 to 03/20/2017		282,200,000	3,624,479
1.900%, 03/20/2025		174,750,000	2,219,887
2.000%, 06/20/2022 to 12/20/2033		125,350,000	1,587,172
2.200%, 06/22/2020		33,350,000	443,607
2.300%, 06/20/2028 to 03/20/2040		244,350,000	3,240,769

			23,728,933
Lebanon - 0.07%
Republic of Lebanon
4.000%, 12/31/2017		$187,500	181,875
7.000%, 12/03/2024		100,000	103,786
8.250%, 04/12/2021		100,000	115,500

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Lebanon (continued)
Republic of Lebanon (continued)
9.000%, 03/20/2017		$175,000	$210,000

			611,161
Lithuania - 0.19%
Republic of Lithuania
6.750%, 01/15/2015 (S)		1,170,000	1,269,046
7.375%, 02/11/2020		285,000	321,338

			1,590,384
Malaysia - 0.06%
Government of Malaysia
3.700%, 05/15/2013	MYR	866,000	279,485
3.702%, 02/25/2013		805,000	259,771

			539,256
Mexico - 0.81%
Government of Mexico
5.125%, 01/15/2020		$800,000	868,000
5.625%, 01/15/2017		260,000	291,850
5.950%, 03/19/2019		974,000	1,122,535
8.000%, 12/17/2015 to 12/07/2023	MXN	5,308,300	447,228
8.500%, 12/13/2018 to 11/18/2038		20,047,000	1,744,657
9.000%, 12/22/2011		5,000,000	400,662
10.000%, 12/05/2024 to 11/20/2036		18,506,000	1,870,133

			6,745,065
Netherlands - 0.06%
Kingdom of Netherlands
5.500%, 01/15/2028	EUR	277,000	488,737
Peru - 0.07%
Republic of Peru
6.550%, 03/14/2037		$280,000	333,200
8.750%, 11/21/2033		150,000	222,750

			555,950
Philippines - 0.22%
Republic of Philippines
6.375%, 01/15/2032 to 10/23/2034		1,550,000	1,809,750
Poland - 0.18%
Republic of Poland
3.875%, 07/16/2015		399,000	411,116
5.500%, 10/25/2019	PLN	763,000	243,506
5.750%, 09/23/2022		1,905,000	613,029
6.250%, 10/24/2015		765,000	253,207

			1,520,858
Russia - 0.67%
Government of Russia
7.500%, 03/31/2030		$4,719,600	5,604,997
Serbia - 0.10%
Republic of Serbia
6.750%, 11/01/2024		850,667	850,531
South Africa - 0.23%
Republic of South Africa
5.500%, 03/09/2020		345,000	383,381
6.500%, 06/02/2014		135,000	153,225
8.000%, 12/21/2018	ZAR	1,060,000	145,080
8.250%, 09/15/2017		4,500,000	626,583
13.500%, 09/15/2015		3,500,000	597,824

			1,906,093
South Korea - 0.20%
Republic of Korea
4.500%, 03/10/2015	KRW	722,050,000	616,026

The accompanying notes are an integral part of the financial statements.	281

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
South Korea (continued)
Republic of Korea (continued)
5.000%, 06/10/2020		$1,189,500,000	$1,037,897

			1,653,923
Spain - 0.13%
Kingdom of Spain
3.800%, 01/31/2017	EUR	541,000	695,613
5.750%, 07/30/2032		280,000	403,747

			1,099,360
Sweden - 0.12%
Kingdom of Sweden
3.750%, 08/12/2017	SEK	3,590,000	539,378
Svensk Exportkredit AB
5.125%, 03/01/2017		$425,000	492,185

			1,031,563
Turkey - 0.44%
Republic of Turkey
5.625%, 03/30/2021		200,000	209,500
6.750%, 05/30/2040		250,000	274,375
6.875%, 03/17/2036		185,000	205,350
7.000%, 03/11/2019 to 06/05/2020		1,928,000	2,240,314
7.500%, 11/07/2019		180,000	214,650
8.000%, 02/14/2034		437,000	545,158

			3,689,347
Ukraine - 0.07%
Republic of Ukraine
6.580%, 11/21/2016		325,000	322,433
7.650%, 06/11/2013		250,000	263,150

			585,583
United Arab Emirates - 0.03%
Mubadala Development
Company, GMTN
5.750%, 05/06/2014 (S)		250,000	272,768
United Kingdom - 0.64%
Government of United Kingdom
4.250%, 06/07/2032 to 09/07/2039	GBP	2,089,000	3,452,086
4.500%, 03/07/2013		551,000	921,881
8.750%, 08/25/2017		452,000	985,571

			5,359,538
Venezuela - 0.22%
Republic of Venezuela
5.750%, 02/26/2016		$1,000,000	670,000
6.000%, 12/09/2020		145,000	82,650
7.000%, 12/01/2018		84,000	51,240
7.650%, 04/21/2025		740,000	427,350
7.750%, 10/13/2019		52,500	33,469
8.500%, 10/08/2014		587,000	484,275
9.250%, 09/15/2027		190,000	134,250

			1,883,234

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $105,250,906)			$112,942,035

CORPORATE BONDS - 43.13%
Basic Materials - 2.30%
Airgas Inc.
2.850%, 10/01/2013		255,000	259,810
AK Steel Corp.
7.625%, 05/15/2020		300,000	302,250
Allegheny Technologies, Inc.
9.375%, 06/01/2019		165,000	200,300

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Basic Materials (continued)
ArcelorMittal
3.750%, 08/05/2015		$150,000	$148,759
5.375%, 06/01/2013		800,000	852,990
9.375%, 06/03/2016	EUR	100,000	155,193
Barrick Australian Finance Ltd.
5.950%, 10/15/2039		$225,000	255,231
Barrick Gold Finance Company LLC
6.125%, 09/15/2013		565,000	640,641
Bayer AG
5.625%, 05/23/2018	GBP	50,000	86,817
BHP Billiton Finance, Ltd.
4.750%, 04/04/2012	EUR	50,000	66,313
Boise Paper Holdings LLC
8.000%, 04/01/2020		$150,000	152,625
Boise Paper Holdings LLC / Boise
Finance Company
9.000%, 11/01/2017		200,000	210,500
Cameco Corp.
5.670%, 09/02/2019	CAD	25,000	25,710
Cascades, Inc.
7.750%, 12/15/2017		$225,000	231,750
7.875%, 01/15/2020		150,000	154,125
Cellu Tissue Holdings, Inc.
11.500%, 06/01/2014		300,000	325,125
Celulosa Arauco y Constitucion SA
5.125%, 07/09/2013		80,000	85,146
CF Industries, Inc.
6.875%, 05/01/2018		475,000	499,938
Clarendon Alumina Production, Ltd.
8.500%, 11/16/2021		100,000	101,691
Clearwater Paper Corp.
10.625%, 06/15/2016		200,000	225,000
Corp Nacional del Cobre de Chile
7.500%, 01/15/2019 (S)		230,000	293,259
Domtar Corp.
9.500%, 08/01/2016		50,000	57,250
Edgen Murray Corp.
12.250%, 01/15/2015 (P)(S)		600,000	495,000
Evraz Group SA
8.875%, 04/24/2013		200,000	208,750
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017		370,000	410,700
Georgia-Pacific LLC
7.000%, 01/15/2015 (S)		100,000	103,500
7.125%, 01/15/2017 (S)		400,000	422,000
8.250%, 05/01/2016 (S)		75,000	82,125
Hexion US Finance Corp. / Hexion Nova
Scotia Finance ULC
8.875%, 02/01/2018		825,000	763,125
Huntsman International LLC
zero coupon 11/15/2013	EUR	575,000	717,739
8.625%, 03/15/2020 (S)		$100,000	99,188
Kerling PLC
10.625%, 01/28/2017 (S)	EUR	350,000	451,304
Linde Finance BV
6.500%, 01/29/2016	GBP	65,000	115,667
Lyondell Chemical Company
11.000%, 05/01/2018		$425,000	461,656
Momentive Performance Materials, Inc.
9.750%, 12/01/2014		425,000	414,906
11.500%, 12/01/2016		400,000	372,000
Novelis, Inc.
11.500%, 02/15/2015		525,000	577,500
Placer Dome, Inc.
6.450%, 10/15/2035		110,000	127,023

The accompanying notes are an integral part of the financial statements.	282

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Basic Materials (continued)
Praxair, Inc.
2.125%, 06/14/2013		$340,000	$349,174
Rio Tinto Finance USA, Ltd.
5.875%, 07/15/2013		455,000	506,471
8.950%, 05/01/2014		560,000	686,998
Ryerson Holding Corp.
zero coupon, 02/01/2015 (S)		1,000,000	447,500
Ryerson, Inc.
12.000%, 11/01/2015		450,000	462,938
Sappi Papier Holding AG
6.750%, 06/15/2012 (S)		100,000	100,500
Smurfit Kappa Acquisitions Company
7.250%, 11/15/2017 (S)	EUR	125,000	161,574
7.750%, 11/15/2019 (S)		254,000	329,929
Solutia, Inc.
7.875%, 03/15/2020		$325,000	339,625
8.750%, 11/01/2017		325,000	347,750
Southern Copper Corp.
5.375%, 04/16/2020		80,000	84,301
7.500%, 07/27/2035		200,000	232,043
Steel Capital SA
9.750%, 07/29/2013 (S)		775,000	842,156
Steel Dynamics, Inc.
6.750%, 04/01/2015		140,000	143,150
7.625%, 03/15/2020 (S)		100,000	102,500
Teck Resources, Ltd.
3.850%, 08/15/2017		35,000	35,587
9.750%, 05/15/2014		25,000	30,979
10.250%, 05/15/2016		80,000	96,700
10.750%, 05/15/2019		235,000	291,988
The Dow Chemical Company
4.850%, 08/15/2012		305,000	321,891
8.550%, 05/15/2019		495,000	620,875
Tube City IMS Corp.
9.750%, 02/01/2015		575,000	587,938
Vale Overseas, Ltd.
6.250%, 01/23/2017		145,000	162,584
6.875%, 11/10/2039		100,000	114,687
Vedanta Resources PLC
9.500%, 07/18/2018 (S)		600,000	630,000
Westlake Chemical Corp.
6.625%, 01/15/2016		100,000	100,375

			19,282,819
Communications - 6.59%
Affinity Group, Inc.
10.875%, 02/15/2012 (H)(P)		48,587	17,977
Alcatel-Lucent
6.375%, 04/07/2014	EUR	80,000	101,887
America Movil SAB de CV
3.625%, 03/30/2015		$150,000	156,880
5.000%, 10/16/2019		220,000	237,117
5.625%, 11/15/2017		110,000	124,503
5.750%, 01/15/2015		190,000	214,833
6.375%, 03/01/2035		600,000	694,723
8.460%, 12/18/2036	MXN	1,000,000	75,192
American Tower Corp.
5.050%, 09/01/2020		$265,000	267,472
7.250%, 05/15/2019		660,000	770,550
Ameritech Capital Funding, Inc.
6.550%, 01/15/2028		130,000	141,581
AT&T, Inc.
4.950%, 01/15/2013		240,000	261,483
5.300%, 11/15/2010		125,000	126,170
5.875%, 04/28/2017	GBP	50,000	87,564

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
AT&T, Inc. (continued)
6.550%, 02/15/2039		$85,000	$100,871
6.700%, 11/15/2013		115,000	133,194
Bertelsmann AG
4.750%, 09/26/2016	EUR	75,000	103,479
British Sky Broadcasting Group PLC
6.100%, 02/15/2018 (S)		$155,000	180,848
9.500%, 11/15/2018 (S)		180,000	249,009
British Telecommunications PLC
5.150%, 01/15/2013		175,000	185,558
9.375%, 12/15/2010		265,000	270,916
Broadview Networks Holdings, Inc.
11.375%, 09/01/2012		425,000	416,500
Cablemas SA de CV
9.375%, 11/15/2015		100,000	105,625
Cablevision Systems Corp.
8.000%, 04/15/2020		225,000	240,188
CBS Corp.
6.625%, 05/15/2011		160,000	166,128
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)		380,000	414,200
CCH II LLC / CCH II Capital Corp.
13.500%, 11/30/2016		150,000	177,750
CCO Holdings LLC/CCO Holdings
Capital Corp.
8.125%, 04/30/2020 (S)		175,000	184,188
Cengage Learning Acquisitions, Inc.
13.250%, 07/15/2015 (P)(S)		475,000	456,000
Cequel Communications Holdings I
LLC/Cequel Capital Corp.
8.625%, 11/15/2017 (S)		375,000	382,500
Charter Communications, Inc.
10.875%, 09/15/2014 (S)		300,000	336,000
Cincinnati Bell, Inc.
7.000%, 02/15/2015		450,000	436,500
Clear Channel Communications, Inc.
10.750%, 08/01/2016		350,000	258,125
Clear Channel Worldwide Holdings, Inc.
9.250%, 12/15/2017		350,000	367,063
Clearwire Communications LLC
12.000%, 12/01/2015 (S)		1,375,000	1,375,000
Comcast Cable Communications
Holdings, Inc.
8.375%, 03/15/2013		149,000	173,125
Comcast Cable Communications, Inc.
6.750%, 01/30/2011		345,000	353,375
Comcast Corp.
6.400%, 03/01/2040		365,000	417,069
6.950%, 08/15/2037		315,000	380,056
COX Communications, Inc.
6.250%, 06/01/2018 (S)		255,000	298,460
7.125%, 10/01/2012		171,000	190,135
7.750%, 11/01/2010		250,000	252,737
8.375%, 03/01/2039 (S)		115,000	160,809
Cricket Communications, Inc.
7.750%, 05/15/2016		375,000	387,188
9.375%, 11/01/2014		350,000	354,375
10.000%, 07/15/2015		325,000	340,438
Crown Castle International Corp.
9.000%, 01/15/2015		250,000	271,250
CSC Holdings LLC
8.500%, 06/15/2015		50,000	54,250
CW Media Holdings, Inc., PIK
13.500%, 08/15/2015 (S)		108,431	122,934

The accompanying notes are an integral part of the financial statements.	283

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
Deutsche Telekom International
Finance BV
7.125%, 09/26/2012	GBP	60,000	100,973
8.125%, 05/29/2012	EUR	35,000	49,158
Digicel Group, Ltd.
8.875%, 01/15/2015 (S)		$930,000	936,975
10.500%, 04/15/2018 (S)		1,000,000	1,072,500
Digicel, Ltd.
8.250%, 09/01/2017 (S)		375,000	389,531
DIRECTV Holdings LLC
3.550%, 03/15/2015		325,000	335,224
4.750%, 10/01/2014		420,000	453,769
5.875%, 10/01/2019		475,000	533,225
Discovery Communications LLC
3.700%, 06/01/2015		350,000	368,190
5.625%, 08/15/2019		370,000	416,928
Equinix, Inc.
8.125%, 03/01/2018		275,000	287,375
France Telecom SA
7.750%, 03/01/2011		120,000	124,195
Geoeye, Inc.
9.625%, 10/01/2015		150,000	161,438
Grupo Televisa SA
6.625%, 01/15/2040		285,000	323,594
Historic TW, Inc.
6.875%, 06/15/2018		890,000	1,077,915
Hughes Network Systems LLC
9.500%, 04/15/2014		450,000	464,626
Intelsat Bermuda, Ltd.
11.250%, 02/04/2017		1,000,000	1,035,000
Intelsat Corp.
9.250%, 06/15/2016		300,000	318,000
Intelsat Jackson Holdings SA
11.250%, 06/15/2016		325,000	349,781
Intelsat Jackson Holdings, Ltd.
8.500%, 11/01/2019 (S)		225,000	237,938
Intelsat Subsidiary
Holding Company, Ltd.
8.875%, 01/15/2015 (S)		300,000	308,250
Interpublic Group of Companies, Inc.
10.000%, 07/15/2017		400,000	460,000
Inventiv Health, Inc.
10.000%, 08/15/2018 (S)		250,000	244,375
iPCS, Inc., PIK
3.716%, 05/01/2014		496,202	461,468
ITV PLC
10.000%, 06/30/2014	EUR	50,000	72,648
Kabel Deutschland GmbH
10.750%, 07/01/2014		70,000	92,699
KONINKLIJKE KPN NV
5.750%, 03/18/2016	GBP	50,000	85,917
7.500%, 02/04/2019	EUR	50,000	83,170
Lamar Media Corp.
7.875%, 04/15/2018 (P)(S)		$300,000	309,375
9.750%, 04/01/2014		200,000	224,000
Level 3 Financing, Inc.
8.750%, 02/15/2017		200,000	169,500
9.250%, 11/01/2014		300,000	264,375
McClatchy Company
11.500%, 02/15/2017		350,000	361,375
MetroPCS Wireless, Inc.
9.250%, 11/01/2014		425,000	442,000
Millicom International Cellular SA
10.000%, 12/01/2013		75,000	77,438

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
NBC Universal, Inc.
5.150%, 04/30/2020 (S)		$920,000	$991,026
Net Servicos de Comunicacao SA
7.500%, 01/27/2020		400,000	452,500
NetFlix, Inc.
8.500%, 11/15/2017		325,000	354,250
News America, Inc.
6.150%, 03/01/2037		170,000	186,835
7.850%, 03/01/2039		85,000	112,671
Nexstar Broadcasting, Inc.
7.000%, 01/15/2014		105,000	102,900
Nexstar Broadcasting, Inc., PIK (0.500%
until 01/15/2011, then pays in cash
only at 7.000%)
01/15/2014 (S)		319,201	293,665
Nexstar Finance Holdings LLC
11.375%, 04/01/2013 (P)		223,713	221,756
Nextel Communications, Inc., Series D
7.375%, 08/01/2015		625,000	618,750
Nielsen Finance LLC
10.000%, 08/01/2014		225,000	236,250
11.500%, 05/01/2016		100,000	112,125
11.625%, 02/01/2014		250,000	280,313
NII Capital Corp.
8.875%, 12/15/2019		200,000	216,000
10.000%, 08/15/2016		1,025,000	1,149,281
Nordic Telephone Company
8.250%, 05/01/2016	EUR	100,000	133,378
Omnicom Group, Inc.
6.250%, 07/15/2019		$155,000	181,441
OTE PLC
4.625%, 05/20/2016	EUR	50,000	58,505
Paetec Holding Corp.
8.875%, 06/30/2017		$375,000	388,125
Qwest Communications International,
Inc., Series B
7.500%, 02/15/2014		450,000	458,438
Qwest Corp.
7.500%, 10/01/2014		175,000	194,906
Rogers Communications, Inc.
5.380%, 11/04/2019	CAD	25,000	24,961
6.250%, 06/15/2013		$280,000	313,206
6.375%, 03/01/2014		400,000	457,528
Royal KPN NV
4.500%, 03/18/2013	EUR	80,000	107,425
Sable International Finance, Ltd.
7.750%, 02/15/2017 (S)		$250,000	257,500
SBA Telecommunications, Inc.
8.000%, 08/15/2016		100,000	106,625
8.250%, 08/15/2019		75,000	81,375
SBA Tower Trust
4.254%, 04/15/2015 (S)		280,000	298,830
Sirius XM Radio, Inc.
8.750%, 04/01/2015 (S)		700,000	721,000
9.750%, 09/01/2015 (S)		150,000	163,125
Sprint Capital Corp.
6.875%, 11/15/2028		575,000	480,125
8.750%, 03/15/2032		400,000	385,500
Sprint Nextel Corp.
8.375%, 08/15/2017		1,450,000	1,497,125
TCM Sub LLC
3.550%, 01/15/2015 (S)		705,000	733,765
Telecom Italia Capital SA
5.250%, 11/15/2013		785,000	834,598
6.175%, 06/18/2014		195,000	213,824

The accompanying notes are an integral part of the financial statements.	284

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
Telecom Italia Capital SA (continued)
6.200%, 07/18/2011		$90,000	$93,435
Telecom Italia Finance SA
6.875%, 01/24/2013	EUR	90,000	124,900
Telecom Italia SpA
8.250%, 03/21/2016		110,000	170,226
Telefonaktiebolaget LM Ericsson
5.000%, 06/24/2013		50,000	68,030
Telefonica Emisiones SAU
5.431%, 02/03/2014		100,000	137,990
5.855%, 02/04/2013		$170,000	184,949
5.877%, 07/15/2019		400,000	453,836
5.984%, 06/20/2011		185,000	191,950
6.221%, 07/03/2017		440,000	501,451
Telekom Finanzmanagement GmbH
6.375%, 01/29/2016	EUR	68,000	99,420
Telesat Canada
11.000%, 11/01/2015		$500,000	566,250
12.500%, 11/01/2017		300,000	350,250
Telus Corp.
4.950%, 03/15/2017	CAD	25,000	24,996
Terremark Worldwide, Inc.
12.000%, 06/15/2017		$250,000	282,500
Thomson Reuters Corp.
5.200%, 12/01/2014	CAD	25,000	25,675
5.950%, 07/15/2013		$145,000	163,093
Time Warner Cable, Inc.
5.400%, 07/02/2012		470,000	504,285
7.500%, 04/01/2014		240,000	282,477
8.250%, 02/14/2014		215,000	256,874
Time Warner, Inc.
7.700%, 05/01/2032		95,000	119,775
TPSA Eurofinance France SA
6.000%, 05/22/2014	EUR	100,000	141,320
Trilogy International Partners LLC
10.250%, 08/15/2016 (S)		$425,000	393,125
Unitymedia Hessen GmbH &
Company KG
8.125%, 12/01/2017 (S)		325,000	333,938
Univision Communications, Inc.
12.000%, 07/01/2014 (S)		350,000	379,313
Univision Communications, Inc., PIK
9.750%, 03/15/2015 (S)		1,567,776	1,410,998
UPC Holding BV
8.375%, 08/15/2020 (S)	EUR	275,000	344,643
Verizon Communications, Inc.
6.900%, 04/15/2038		$70,000	86,676
Verizon Global Funding Corp.
7.750%, 12/01/2030		235,000	306,803
Verizon Virginia, Inc.
4.625%, 03/15/2013		1,040,000	1,107,448
Verizon Wireless Capital LLC
3.750%, 05/20/2011		200,000	204,391
7.375%, 11/15/2013		315,000	373,285
8.500%, 11/15/2018		595,000	802,694
Viasat, Inc.
8.875%, 09/15/2016		150,000	158,813
Videotron Ltee
6.375%, 12/15/2015		125,000	125,000
6.875%, 01/15/2014		15,000	15,075
9.125%, 04/15/2018		100,000	111,000
VIP Finance Ireland, Ltd.
9.125%, 04/30/2018		600,000	673,500
Vodafone Group PLC
5.625%, 02/27/2017		205,000	232,563

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
West Corp.
9.500%, 10/15/2014		$425,000	$433,500
11.000%, 10/15/2016		125,000	131,250
Wind Acquisition Finance SA
11.750%, 07/15/2017 (S)	EUR	765,000	859,476
12.000%, 12/01/2015 (S)		$275,000	290,125
Windstream Corp.
8.625%, 08/01/2016		325,000	335,563
WPP Finance UK
8.000%, 09/15/2014		65,000	76,486
WPP PLC
6.625%, 05/12/2016	EUR	50,000	73,802
XM Satellite Radio, Inc.
11.250%, 06/15/2013 (S)		$175,000	190,750
13.000%, 08/01/2013 (S)		1,125,000	1,274,063

			55,154,289
Consumer, Cyclical - 3.77%
ACE Hardware Corp.
9.125%, 06/01/2016 (S)		475,000	498,750
Advance Auto Parts, Inc.
5.750%, 05/01/2020		280,000	301,023
Affinia Group, Inc.
9.000%, 11/30/2014		100,000	102,500
10.750%, 08/15/2016 (S)		100,000	110,500
Air Jamaica, Ltd., Series REGS
9.375%, 07/08/2015		82,143	82,964
Allison Transmission, Inc., PIK
11.250%, 11/01/2015 (S)		613,000	662,040
American Axle & Manufacturing, Inc.
7.875%, 03/01/2017		700,000	647,500
9.250%, 01/15/2017 (S)		25,000	26,563
AmeriGas Partners LP
7.125%, 05/20/2016		25,000	25,656
Ameristar Casinos, Inc.
9.250%, 06/01/2014		350,000	371,000
Arcos Dorados BV
7.500%, 10/01/2019 (S)		500,000	540,000
ArvinMeritor, Inc.
8.125%, 09/15/2015		175,000	175,438
Beazer Homes USA, Inc.
9.125%, 06/15/2018		575,000	508,875
BMW Finance NV
8.875%, 09/19/2013	EUR	90,000	136,834
Burlington Coat Factory
Warehouse Corp.
11.125%, 04/15/2014		$275,000	284,625
Cedar Fair LP/Canada’s Wonderland
Company/Magnum Management Corp.
9.125%, 08/01/2018 (S)		300,000	306,000
Cinemark USA, Inc.
8.625%, 06/15/2019		525,000	549,938
Cirsa Finance Luxembourg SA
8.750%, 05/15/2018 (S)	EUR	300,000	359,266
Compass Group PLC
7.000%, 12/08/2014	GBP	45,000	80,635
Continental Airlines, Inc.
6.750%, 09/15/2015 (S)		$550,000	544,500
7.250%, 11/10/2019		250,000	272,500
9.000%, 07/08/2016		182,320	202,375
Continental Airlines, Inc., Series B
9.250%, 05/10/2017		100,000	107,000
Corp GEO SAB de CV
8.875%, 09/25/2014 (S)		100,000	109,500

The accompanying notes are an integral part of the financial statements.	285

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
Couche-Tard US LP
7.500%, 12/15/2013		$300,000	$304,875
CVS Caremark Corp.
2.037%, 09/10/2010 (P)		360,000	360,132
Daimler Finance North America LLC
4.375%, 03/21/2013	EUR	100,000	134,051
6.500%, 11/15/2013		$210,000	239,880
7.750%, 01/18/2011		420,000	430,687
Delta Air Lines, Inc.
6.821%, 08/10/2022		113,758	116,318
7.570%, 11/18/2010		280,000	282,800
7.750%, 12/17/2019		73,771	79,672
9.500%, 09/15/2014 (S)		400,000	429,000
12.250%, 03/15/2015 (S)		750,000	824,063
Easton-Bell Sports, Inc.
9.750%, 12/01/2016		100,000	105,750
Fiat Finance & Trade, Ltd.
6.625%, 02/15/2013	EUR	55,000	72,487
Gaylord Entertainment Company
6.750%, 11/15/2014		$325,000	312,000
Grupo Posadas SAB de CV
9.250%, 01/15/2015 (S)		300,000	298,125
Hanesbrands, Inc.
4.121%, 12/15/2014 (P)		50,000	47,500
8.000%, 12/15/2016		150,000	156,188
Harrah’s Operating Company, Inc.
10.000%, 12/15/2018		525,000	409,500
11.250%, 06/01/2017		500,000	535,000
Hella KGaA Hueck & Company
7.250%, 10/20/2014	EUR	70,000	93,720
Home Depot, Inc.
5.200%, 03/01/2011		$200,000	204,144
HSN, Inc.
11.250%, 08/01/2016		125,000	141,875
Hyatt Hotels Corp.
5.750%, 08/15/2015 (S)		240,000	255,472
Inergy LP
8.750%, 03/01/2015		250,000	266,250
ITT Corp.
7.375%, 11/15/2015		125,000	135,625
JC Penney Company, Inc.
5.650%, 06/01/2020		340,000	343,400
K Hovnanian Enterprises, Inc.
10.625%, 10/15/2016		125,000	121,250
Kingfisher PLC
5.625%, 12/15/2014	GBP	30,000	50,255
Lennar Corp.
5.600%, 05/31/2015		$45,000	41,063
5.950%, 10/17/2011		25,000	25,344
Levi Strauss & Company
7.625%, 05/15/2020		325,000	330,688
8.875%, 04/01/2016		100,000	105,250
Limited Brands, Inc.
8.500%, 06/15/2019		200,000	226,000
Lions Gate Entertainment, Inc.
10.250%, 11/01/2016 (S)		350,000	344,313
Lottomatica SpA
5.375%, 12/05/2016	EUR	100,000	133,715
Macy’s Retail Holdings, Inc.
5.350%, 03/15/2012		$280,000	289,100
5.900%, 12/01/2016		75,000	77,250
Marks & Spencer PLC
5.625%, 03/24/2014	GBP	30,000	49,276
McDonald’s Corp.
5.700%, 02/01/2039		$125,000	150,280

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
MDC Holdings, Inc.
5.375%, 12/15/2014		$60,000	$61,691
5.625%, 02/01/2020		260,000	250,879
MGM Mirage, Inc.
11.375%, 03/01/2018 (S)		475,000	429,875
13.000%, 11/15/2013		250,000	288,750
MGM Resorts International
9.000%, 03/15/2020 (S)		325,000	337,188
10.375%, 05/15/2014		150,000	163,500
11.125%, 11/15/2017		525,000	586,688
Michaels Stores, Inc.
11.375%, 11/01/2016		275,000	294,938
Michaels Stores, Inc. (Zero Coupon
Steps up to 13.00% on 11/01/2011)
11/01/2016		625,000	587,500
Michelin Luxembourg SCS
8.625%, 04/24/2014	EUR	35,000	53,317
Minerva Overseas, Ltd.
10.875%, 11/15/2019 (S)		$175,000	185,938
Mobile Services Group, Inc.
9.750%, 08/01/2014		475,000	492,219
Mohawk Industries, Inc.
6.875%, 01/15/2016		125,000	129,063
Motors Liquidation Company
6.750%, 05/01/2028 (H)(P)		325,000	97,500
8.250%, 07/15/2023 (H)(P)		475,000	148,438
Next PLC
5.875%, 10/12/2016	GBP	50,000	84,161
Nordstrom, Inc.
4.750%, 05/01/2020		$185,000	197,394
6.750%, 06/01/2014		50,000	58,543
O’Charleys, Inc.
9.000%, 11/01/2013		250,000	253,125
Oshkosh Corp.
8.250%, 03/01/2017		275,000	289,438
8.500%, 03/01/2020		275,000	292,188
OSI Restaurant Partners, Inc.
10.000%, 06/15/2015		250,000	248,750
Pinnacle Entertainment, Inc.
8.625%, 08/01/2017		275,000	288,063
8.750%, 05/15/2020		200,000	193,000
PPR
8.625%, 04/03/2014	EUR	50,000	76,409
Pulte Homes, Inc.
5.200%, 02/15/2015		$75,000	72,188
QVC, Inc.
7.500%, 10/01/2019 (S)		325,000	331,500
Regal Cinemas Corp.
8.625%, 07/15/2019		300,000	309,750
Regal Entertainment Group
9.125%, 08/15/2018		150,000	153,750
Rite Aid Corp.
8.000%, 08/15/2020 (S)		300,000	298,125
8.625%, 03/01/2015		400,000	324,000
9.750%, 06/12/2016		125,000	132,813
10.250%, 10/15/2019		375,000	385,313
10.375%, 07/15/2016		75,000	77,531
Royal Caribbean Cruises, Ltd.
7.000%, 06/15/2013		100,000	102,125
Sally Holdings LLC
10.500%, 11/15/2016		75,000	81,375
Sealy Mattress Company
8.250%, 06/15/2014		125,000	125,000
10.875%, 04/15/2016 (S)		200,000	223,000

The accompanying notes are an integral part of the financial statements.	286

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
Shingle Springs Tribal Gaming Authority
9.375%, 06/15/2015 (S)		$325,000	$247,813
Southwest Airlines Company
5.125%, 03/01/2017		375,000	392,588
6.500%, 03/01/2012		160,000	170,108
Speedway Motorsports, Inc.
6.750%, 06/01/2013		35,000	35,088
8.750%, 06/01/2016		275,000	290,813
Standard Pacific Corp.
8.375%, 05/15/2018		100,000	96,250
10.750%, 09/15/2016		250,000	263,125
Staples, Inc.
7.750%, 04/01/2011		190,000	197,198
9.750%, 01/15/2014		100,000	124,162
Tam Capital 2, Inc.
9.500%, 01/29/2020		200,000	216,500
Tenneco, Inc.
8.125%, 11/15/2015		100,000	103,875
The Goodyear Tire & Rubber Company
10.500%, 05/15/2016		750,000	832,500
The Neiman Marcus Group, Inc.
10.375%, 10/15/2015		750,000	763,125
Toys R Us - Delaware, Inc.
7.375%, 09/01/2016 (S)		300,000	303,000
Toys R Us Property Company LLC
8.500%, 12/01/2017 (S)		300,000	312,000
Travelport LLC
11.875%, 09/01/2016		125,000	132,188
United Air Lines, Inc.
9.875%, 08/01/2013 (S)		225,000	239,063
12.000%, 11/01/2013 (S)		100,000	107,000
Urbi Desarrollos Urbanos SAB de CV
8.500%, 04/19/2016		125,000	133,750
9.500%, 01/21/2020 (S)		100,000	110,875
Volvo Treasury AB
9.875%, 02/27/2014	EUR	50,000	77,639
Wendy’s/Arby’s Restaurants LLC
10.000%, 07/15/2016		$575,000	603,750
Wesfarmers, Ltd.
3.875%, 07/10/2015	EUR	50,000	66,715
Whirlpool Corp.
6.125%, 06/15/2011		$80,000	82,646
Wyndham Worldwide Corp.
7.375%, 03/01/2020		115,000	121,712
Wynn Las Vegas LLC / Wynn Las Vegas
Capital Corp.
7.750%, 08/15/2020 (S)		350,000	353,500
7.875%, 11/01/2017		925,000	950,438

			31,560,726
Consumer, Non-cyclical - 4.68%
Accellent, Inc.
8.375%, 02/01/2017		250,000	248,750
10.500%, 12/01/2013		200,000	199,500
ACCO Brands Corp.
10.625%, 03/15/2015		125,000	137,500
Alliance One International, Inc.
10.000%, 07/15/2016		425,000	445,188
Altria Group, Inc.
4.125%, 09/11/2015		475,000	504,033
8.500%, 11/10/2013		745,000	887,076
9.250%, 08/06/2019		550,000	721,257
AmerisourceBergen Corp.
4.875%, 11/15/2019		80,000	86,814
5.625%, 09/15/2012		245,000	264,996

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Anheuser-Busch InBev NV
8.625%, 01/30/2017	EUR	50,000	$84,662
Anheuser-Busch InBev Worldwide, Inc.
3.000%, 10/15/2012		$265,000	273,431
3.625%, 04/15/2015 (S)		635,000	664,536
7.200%, 01/15/2014 (S)		340,000	396,365
ARAMARK Corp.
3.966%, 02/01/2015 (P)		225,000	205,875
Atlantia SpA
5.625%, 05/06/2016	EUR	50,000	71,829
Autoroutes du Sud de la France
7.375%, 03/20/2019		100,000	165,638
Avis Budget Car Rental LLC
7.625%, 05/15/2014		$675,000	673,313
9.625%, 03/15/2018		75,000	78,375
Bacardi, Ltd.
7.750%, 04/09/2014	EUR	50,000	74,218
Bankrate, Inc.
11.750%, 07/15/2015 (S)		$225,000	232,875
BAT International Finance PLC
6.375%, 12/12/2019	GBP	25,000	44,960
8.125%, 11/15/2013 (S)		$855,000	1,009,004
Bausch & Lomb, Inc.
9.875%, 11/01/2015		200,000	207,500
BFF International, Ltd.
7.250%, 01/28/2020 (S)		100,000	106,625
Biomet, Inc.
11.625%, 10/15/2017		625,000	687,500
BioScrip, Inc.
10.250%, 10/01/2015		75,000	75,844
Boston Scientific Corp.
4.250%, 01/12/2011		245,000	247,182
4.500%, 01/15/2015		320,000	325,184
Bunge Ltd. Finance Corp.
8.500%, 06/15/2019		85,000	102,846
Bunge NA Finance LP
5.900%, 04/01/2017		460,000	491,944
Campofrio Food SA
8.250%, 10/31/2016 (S)	EUR	62,000	79,356
Capella Healthcare, Inc.
9.250%, 07/01/2017 (S)		$300,000	310,500
Carlsberg Breweries A/S
6.000%, 05/28/2014	EUR	50,000	71,148
Casino Guichard Perrachon SA
4.875%, 04/10/2014		50,000	68,171
6.375%, 04/04/2013		50,000	69,718
Centene Corp.
7.250%, 04/01/2014		$450,000	459,000
Central Garden and Pet Company
8.250%, 03/01/2018		225,000	226,688
Coca-Cola Femsa SAB de CV
4.625%, 02/15/2020 (S)		245,000	265,288
Community Health Systems, Inc.
8.875%, 07/15/2015		400,000	415,000
Constellation Brands, Inc.
8.375%, 12/15/2014		25,000	27,188
Controladora Mabe SA CV
7.875%, 10/28/2019 (S)		450,000	488,250
Cott Beverages, Inc.
8.375%, 11/15/2017 (S)		125,000	130,781
Delhaize Group
5.625%, 06/27/2014	EUR	50,000	69,642
Delhaize Group SA
6.500%, 06/15/2017		$250,000	295,967

The accompanying notes are an integral part of the financial statements.	287

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Deluxe Corp.
7.375%, 06/01/2015		$600,000	$609,000
Dole Food Company, Inc.
13.875%, 03/15/2014		130,000	156,325
Dr Pepper Snapple Group, Inc.
1.700%, 12/21/2011		305,000	307,636
2.350%, 12/21/2012		155,000	157,865
Education Management Corp.
10.250%, 06/01/2016		48,000	48,840
Education Management LLC / Education
Management Finance Corp.
8.750%, 06/01/2014		300,000	293,250
Europcar Groupe SA
4.399%, 05/15/2013 (S)(P)	EUR	250,000	285,131
8.125%, 05/15/2014 (S)		200,000	245,847
Experian Finance PLC
4.750%, 02/04/2020		50,000	68,883
Express Scripts, Inc.
5.250%, 06/15/2012		$400,000	426,742
6.250%, 06/15/2014		335,000	386,231
FTI Consulting, Inc.
7.750%, 10/01/2016		550,000	570,625
Garda World Security Corp.
9.750%, 03/15/2017 (S)		250,000	258,125
General Mills, Inc.
11.973%, 10/15/2010		275,000	279,560
Grupo Bimbo SAB de CV
4.875%, 06/30/2020 (S)		710,000	741,583
HCA, Inc.
8.500%, 04/15/2019		100,000	109,625
9.250%, 11/15/2016		250,000	268,125
HCA, Inc., PIK
9.625%, 11/15/2016		250,000	268,438
Healthsouth Corp.
10.750%, 06/15/2016		425,000	463,250
Heineken NV
7.125%, 04/07/2014	EUR	50,000	72,749
7.250%, 03/10/2015	GBP	25,000	44,390
Hertz Holdings Netherlands BV
8.500%, 07/31/2015 (S)	EUR	250,000	329,485
Imperial Tobacco Finance PLC
4.375%, 11/22/2013		100,000	134,257
6.875%, 06/13/2012	GBP	49,000	81,076
iPayment, Inc.
9.750%, 05/15/2014		$425,000	384,094
JBS Finance II, Ltd.
8.250%, 01/29/2018 (S)		550,000	565,813
JBS SA
9.375%, 02/07/2011		100,000	103,000
JBS USA LLC/JBS USA Finance, Inc.
11.625%, 05/01/2014		275,000	315,219
KAR Holdings, Inc.
10.000%, 05/01/2015		1,225,000	1,264,813
Kraft Foods, Inc.
6.500%, 02/09/2040		460,000	547,239
Kroger Company
6.800%, 04/01/2011		290,000	299,921
Land O’Lakes Capital Trust I
7.450%, 03/15/2028 (S)		450,000	389,250
Life Technologies Corp.
3.375%, 03/01/2013		175,000	180,050
4.400%, 03/01/2015		595,000	630,037
Loblaw Companies, Ltd.
5.220%, 06/18/2020	CAD	25,000	24,581

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Mac-Gray Corp.
7.625%, 08/15/2015		$525,000	$505,313
Medtronic, Inc.
4.375%, 09/15/2010		145,000	145,199
Merck Financial Services GmbH
3.375%, 03/24/2015	EUR	100,000	133,124
MHP SA
10.250%, 04/29/2015		$635,000	649,605
Michael Foods, Inc.
9.750%, 07/15/2018 (S)		525,000	551,250
Multiplan, Inc.
9.875%, 09/01/2018 (S)		500,000	501,875
Mylan, Inc.
7.625%, 07/15/2017 (S)		200,000	206,500
Novasep Holding SAS
9.625%, 12/15/2016 (S)	EUR	60,000	63,869
9.750%, 12/15/2016 (S)		$300,000	268,875
Oncure Medical Corp.
11.750%, 05/15/2017 (S)		250,000	233,125
Pernod-Ricard SA
7.000%, 01/15/2015	EUR	50,000	70,665
PHH Corp.
9.250%, 03/01/2016 (S)		$275,000	278,094
Radiation Therapy Services, Inc.
9.875%, 04/15/2017 (S)		300,000	293,250
Ralcorp Holdings Corp.
4.950%, 08/15/2020		160,000	168,733
Rentokil Initial PLC
4.625%, 03/27/2014	EUR	50,000	66,526
Reynolds American, Inc.
7.250%, 06/01/2013		$485,000	545,703
RSC Equipment Rental, Inc.
10.000%, 07/15/2017 (S)		325,000	354,250
SABMiller PLC
6.200%, 07/01/2011 (S)		355,000	369,753
Safeway, Inc.
5.800%, 08/15/2012		150,000	162,525
6.250%, 03/15/2014		80,000	92,293
Securitas AB
6.500%, 04/02/2013	EUR	50,000	70,325
Smithfield Foods, Inc.
7.750%, 07/01/2017		$125,000	121,563
10.000%, 07/15/2014 (S)		75,000	83,719
Sunstate Equipment Company LLC
10.500%, 04/01/2013 (S)		450,000	405,000
Symbion, Inc., PIK
11.000%, 08/23/2015		494,685	427,903
Tenet Healthcare Corp.
6.500%, 06/01/2012		225,000	228,656
8.000%, 08/01/2020 (S)		525,000	509,250
Tesco PLC
5.875%, 09/12/2016	EUR	50,000	75,674
6.125%, 02/24/2022	GBP	50,000	89,186
The Hertz Corp.
7.875%, 01/01/2014	EUR	78,000	98,846
8.875%, 01/01/2014		$175,000	179,813
10.500%, 01/01/2016		475,000	505,875
The Kroger Company
5.400%, 07/15/2040		135,000	142,885
The Procter & Gamble Company
1.375%, 08/01/2012		125,000	126,577
The ServiceMaster Company, PIK
10.750%, 07/15/2015 (S)		750,000	785,625
Ticketmaster Entertainment, Inc.
10.750%, 08/01/2016		250,000	266,250

The accompanying notes are an integral part of the financial statements.	288

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
U.S. Oncology Holdings, Inc., PIK
6.643%, 03/15/2012		$404,000	$376,730
U.S. Oncology, Inc.
9.125%, 08/15/2017		300,000	310,500
United Rentals North America, Inc.
10.875%, 06/15/2016		500,000	555,000
United Surgical Partners
International, Inc.
8.875%, 05/01/2017		450,000	461,250
Universal Hospital Services, Inc.
4.134%, 06/01/2015 (P)		200,000	170,500
Universal Hospital Services, Inc., PIK
8.500%, 06/01/2015		100,000	100,500
US Foodservice Corp.
10.750%, 06/30/2015 (S)		450,000	452,250
Valeant Pharmaceuticals International
8.375%, 06/15/2016		200,000	227,000
Vanguard Health Holding Company, Inc.
8.000%, 02/01/2018 (S)		425,000	413,844
Warner Chilcott Company LLC
7.750%, 09/15/2018 (S)		500,000	507,500
Watson Pharmaceuticals, Inc.
5.000%, 08/15/2014		260,000	285,366
6.125%, 08/15/2019		210,000	246,919
WellPoint, Inc.
4.350%, 08/15/2020		270,000	278,359
5.000%, 01/15/2011		255,000	258,848
6.000%, 02/15/2014		285,000	323,881
Yankee Acquisition Corp.
8.500%, 02/15/2015		400,000	405,000

			39,153,693
Diversified - 0.23%
AMH Holdings, Inc.
11.250%, 03/01/2014 (P)		400,000	405,500
Reynolds Group Issuer, Inc.
7.750%, 10/15/2016 (S)		275,000	277,063
8.000%, 12/15/2016 (S)	EUR	150,000	180,108
8.500%, 05/15/2018 (S)		$325,000	312,000
Smurfit Kappa Funding PLC
7.750%, 04/01/2015		250,000	250,000
Stena AB
6.125%, 02/01/2017	EUR	85,000	98,560
Susser Holdings LLC / Susser
Finance Corp.
8.500%, 05/15/2016 (P)(S)		$300,000	307,500
Voto-Votorantim, Ltd.
5.250%, 04/28/2017 (S)	EUR	50,000	64,313

			1,895,044
Energy - 5.05%
Adaro Indonesia PT
7.625%, 10/22/2019 (S)		$300,000	320,250
Anadarko Petroleum Corp.
6.375%, 09/15/2017		505,000	501,213
8.700%, 03/15/2019		320,000	352,122
Antero Resources Finance Corp.
9.375%, 12/01/2017		650,000	671,125
Apache Corp.
5.100%, 09/01/2040		605,000	621,598
Arch Western Finance LLC
6.750%, 07/01/2013		75,000	75,375
Berry Petroleum Company
10.250%, 06/01/2014		150,000	165,375

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
BG Energy Capital PLC
5.125%, 12/07/2017	GBP	50,000	$86,411
Bill Barrett Corp.
9.875%, 07/15/2016		$300,000	325,500
Boardwalk Pipelines LP
5.500%, 02/01/2017		155,000	169,063
5.750%, 09/15/2019		205,000	226,246
Buckeye Partners LP
5.500%, 08/15/2019		505,000	554,335
6.050%, 01/15/2018		140,000	157,539
Canadian Natural Resources, Ltd.
4.500%, 01/23/2013	CAD	25,000	24,698
5.150%, 02/01/2013		$180,000	194,798
5.450%, 10/01/2012		65,000	70,092
6.250%, 03/15/2038		430,000	491,888
6.450%, 06/30/2033		75,000	88,840
Chesapeake Energy Corp.
6.625%, 08/15/2020		925,000	928,469
9.500%, 02/15/2015		100,000	112,500
Cie Generale de Geophysique-Veritas
7.500%, 05/15/2015		250,000	247,500
Colorado Interstate Gas Company
5.950%, 03/15/2015		150,000	167,036
Complete Production Services, Inc.
8.000%, 12/15/2016		725,000	734,063
Concho Resources, Inc.
8.625%, 10/01/2017		675,000	705,375
Connacher Oil and Gas, Ltd.
10.250%, 12/15/2015 (S)		800,000	800,000
Consol Energy, Inc.
8.000%, 04/01/2017 (S)		550,000	580,250
8.250%, 04/01/2020 (S)		350,000	371,438
Crosstex Energy LP/Crosstex Energy
Finance Corp.
8.875%, 02/15/2018		325,000	335,563
DCP Midstream LLC
9.700%, 12/01/2013 (S)		140,000	168,025
Denbury Resources, Inc.
8.250%, 02/15/2020		374,000	399,245
9.750%, 03/01/2016		325,000	358,313
Devon Energy Corp.
5.625%, 01/15/2014		105,000	117,895
Devon Financing Corp.
6.875%, 09/30/2011		335,000	356,306
Diamond Offshore Drilling, Inc.
4.875%, 07/01/2015		240,000	263,585
5.150%, 09/01/2014		330,000	360,551
5.700%, 10/15/2039		75,000	78,847
5.875%, 05/01/2019		80,000	91,577
Drummond Company, Inc.
7.375%, 02/15/2016		186,000	186,233
Dynegy Holdings, Inc.
7.500%, 06/01/2015		225,000	172,125
Ecopetrol SA
7.625%, 07/23/2019		100,000	119,250
El Paso Corp.
8.250%, 02/15/2016		225,000	245,250
12.000%, 12/12/2013		500,000	602,500
El Paso Natural Gas Company
5.950%, 04/15/2017		27,000	29,828
Enbridge Energy Partners LP
5.200%, 03/15/2020		70,000	75,486
Enbridge, Inc.
7.200%, 06/18/2032	CAD	28,000	33,350

The accompanying notes are an integral part of the financial statements.	289

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
EnCana Corp.
5.800%, 01/18/2018 (S)		$30,000	$31,804
5.900%, 12/01/2017		$380,000	445,477
6.500%, 05/15/2019 to 08/15/2034		410,000	481,153
Encore Acquisition Company
9.500%, 05/01/2016		150,000	163,500
Enogex LLC
6.250%, 03/15/2020 (S)		175,000	197,454
Enterprise Products Operating LLC
5.250%, 01/31/2020		15,000	16,189
5.900%, 04/15/2013		300,000	326,173
6.300%, 09/15/2017		215,000	248,178
7.550%, 04/15/2038		300,000	375,731
9.750%, 01/31/2014		60,000	73,571
EOG Resources, Inc.
5.625%, 06/01/2019		50,000	58,832
5.875%, 09/15/2017		185,000	218,832
6.125%, 10/01/2013		215,000	244,400
Forest Oil Corp.
7.250%, 06/15/2019		93,000	93,116
Gaz Capital for Gazprom
4.560%, 12/09/2012	EUR	150,000	196,815
8.625%, 04/28/2034		$175,000	214,375
Gaz Capital SA
7.288%, 08/16/2037		490,000	525,084
Gulfstream Natural Gas System LLC
6.950%, 06/01/2016 (S)		40,000	47,844
Hercules Offshore, Inc.
10.500%, 10/15/2017 (S)		200,000	182,000
Hess Corp.
6.000%, 01/15/2040		130,000	142,845
7.875%, 10/01/2029		283,000	366,959
8.125%, 02/15/2019		55,000	71,729
Hilcorp Energy I LP
7.750%, 11/01/2015 (S)		450,000	455,625
8.000%, 02/15/2020 (S)		375,000	382,500
International Coal Group, Inc.
9.125%, 04/01/2018		100,000	105,750
KazMunaiGaz Finance Sub BV
9.125%, 07/02/2018		400,000	483,000
11.750%, 01/23/2015 (S)		250,000	312,500
Kinder Morgan Finance Company
5.700%, 01/05/2016		705,000	710,288
Kinder Morgan, Inc.
6.500%, 09/01/2012		139,000	147,340
Linn Energy LLC
8.625%, 04/15/2020 (S)		600,000	633,000
Lukoil International Finance BV
7.250%, 11/05/2019		100,000	108,590
Magellan Midstream Partners LP
6.550%, 07/15/2019		145,000	172,723
Marathon Oil Corp.
5.900%, 03/15/2018		100,000	115,550
6.000%, 10/01/2017		220,000	255,138
6.500%, 02/15/2014		85,000	97,518
6.600%, 10/01/2037		200,000	239,763
Motiva Enterprises LLC
6.850%, 01/15/2040 (S)		130,000	161,644
Nabors Industries, Inc.
5.375%, 08/15/2012		130,000	137,985
9.250%, 01/15/2019		415,000	534,676
Nak Naftogaz Ukraine
9.500%, 09/30/2014		300,000	329,259
New World Resources BV
7.875%, 05/01/2018 (S)	EUR	325,000	415,975

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Noble Holding International, Ltd.
3.450%, 08/01/2015		$40,000	$41,397
Northwest Pipeline Corp.
5.950%, 04/15/2017		65,000	74,227
NuStar Logistics LP
4.800%, 09/01/2020		205,000	208,243
7.650%, 04/15/2018		180,000	216,662
OPTI Canada, Inc.
8.250%, 12/15/2014		675,000	526,500
Parker Drilling Company
9.125%, 04/01/2018 (S)		125,000	125,000
Peabody Energy Corp.
7.375%, 11/01/2016		375,000	408,750
Pemex Project Funding Master Trust
5.750%, 03/01/2018		965,000	1,053,578
6.250%, 08/05/2013	EUR	120,000	164,616
7.500%, 12/18/2013	GBP	50,000	85,079
Penn Virginia Corp.
10.375%, 06/15/2016		$175,000	190,313
Penn Virginia Resource Partners LP
8.250%, 04/15/2018		200,000	202,000
Petro-Canada
6.800%, 05/15/2038		125,000	150,500
Petrobras International Finance Company
5.750%, 01/20/2020		360,000	386,016
5.875%, 03/01/2018		260,000	282,460
7.875%, 03/15/2019		115,000	140,839
Petrohawk Energy Corp.
7.250%, 08/15/2018 (S)		125,000	124,063
7.875%, 06/01/2015		175,000	181,563
10.500%, 08/01/2014		425,000	474,938
Petroleos de Venezuela SA
4.900%, 10/28/2014		1,062,000	655,785
5.000%, 10/28/2015		211,538	116,875
5.250%, 04/12/2017		862,300	493,667
Petroleos Mexicanos
5.500%, 01/21/2021 (S)		180,000	187,272
6.625%, 06/15/2035 (S)		85,000	91,574
8.000%, 05/03/2019		310,000	382,850
Plains All American Pipeline LP
4.250%, 09/01/2012		195,000	203,458
5.750%, 01/15/2020		385,000	425,459
6.500%, 05/01/2018		200,000	228,498
Plains Exploration &
Production Company
7.000%, 03/15/2017		125,000	122,813
10.000%, 03/01/2016		300,000	328,500
Power Sector Assets & Liabilities
Management Corp.
7.390%, 12/02/2024		100,000	122,801
Pride International, Inc.
6.875%, 08/15/2020		75,000	78,656
8.500%, 06/15/2019		580,000	656,850
QEP Resources, Inc.
6.875%, 03/01/2021		175,000	182,438
Quicksilver Resources, Inc.
11.750%, 01/01/2016		400,000	460,000
Range Resources Corp.
6.750%, 08/01/2020		500,000	503,750
RDS Ultra-Deepwater, Ltd.
11.875%, 03/15/2017 (S)		225,000	225,000
Rowan Companies, Inc.
5.000%, 09/01/2017		210,000	211,229
7.875%, 08/01/2019		230,000	267,706

The accompanying notes are an integral part of the financial statements.	290

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
SeaRiver Maritime, Inc.
zero coupon, 09/01/2012		$315,000	$300,653
Shell International Finance BV
1.875%, 03/25/2013		360,000	367,420
Smith International, Inc.
8.625%, 03/15/2014		325,000	392,437
Southeast Supply Header LLC
4.850%, 08/15/2014 (S)		100,000	107,049
Southern Natural Gas Company
5.900%, 04/01/2017 (S)		99,000	109,036
Southwestern Energy Company
7.500%, 02/01/2018		625,000	704,688
Sunoco, Inc.
9.625%, 04/15/2015		127,000	151,571
Swift Energy Company
8.875%, 01/15/2020		500,000	512,500
Texas Gas Transmission LLC
5.500%, 04/01/2013 (S)		970,000	1,050,145
TransCanada Pipelines, Ltd.
7.125%, 01/15/2019		100,000	128,572
Transocean, Inc.
5.250%, 03/15/2013		305,000	312,784
Valero Energy Corp.
6.125%, 06/15/2017		510,000	563,966
9.375%, 03/15/2019		140,000	178,506
Weatherford International, Inc.
5.950%, 06/15/2012		380,000	406,028
Weatherford International, Ltd.
9.625%, 03/01/2019		200,000	262,571
Williams Partners LP
3.800%, 02/15/2015		145,000	151,731
6.300%, 04/15/2040		400,000	444,909
Woodside Finance, Ltd.
4.500%, 11/10/2014 (S)		150,000	159,476
XTO Energy, Inc.
4.625%, 06/15/2013		450,000	494,831
YPF SA
10.000%, 11/02/2028		220,000	236,775

			42,275,486
Financial - 14.49%
ACE INA Holdings, Inc.
5.700%, 02/15/2017		240,000	269,566
Aflac, Inc.
6.450%, 08/15/2040		180,000	189,409
6.900%, 12/17/2039		170,000	189,219
8.500%, 05/15/2019		420,000	526,399
Agile Property Holdings, Ltd.
10.000%, 11/14/2016 (S)		500,000	526,250
Ahold Finance USA, Inc.
5.875%, 03/14/2012	EUR	50,000	66,885
6.500%, 03/14/2017	GBP	25,000	44,298
Akbank TAS
5.125%, 07/22/2015 (S)		$800,000	785,397
Alfa MTN Issuance, Ltd.
8.000%, 03/18/2015		150,000	153,188
Allianz Finance II BV (6.500% to
01/13/2015, then 3 month EURIBOR
+ 2.770%)
01/13/2025	EUR	35,000	49,280
Allied Irish Banks PLC
12.500%, 06/25/2019		50,000	64,956
Allstate Life Funding LLC
6.375%, 01/17/2011	GBP	49,000	76,321

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Ally Financial, Inc.
7.500%, 09/15/2020 (S)		$1,150,000	1,138,500
8.300%, 02/12/2015 (S)		450,000	468,000
AMB Property LP
4.500%, 08/15/2017		330,000	331,990
6.625%, 12/01/2019		185,000	206,727
American Express Centurion Bank
5.550%, 10/17/2012		100,000	107,696
American Express Credit Corp.
5.125%, 08/25/2014		215,000	236,283
American General Finance Corp., MTN
6.900%, 12/15/2017		925,000	716,875
American Honda Finance Corp.
2.375%, 03/18/2013 (S)		175,000	178,770
6.250%, 07/16/2013	EUR	50,000	70,782
American International Group, Inc.
8.250%, 08/15/2018		$1,025,000	1,107,000
Ameriprise Financial, Inc.
7.300%, 06/28/2019		365,000	451,510
AngloGold Holdings PLC
5.375%, 04/15/2020		265,000	276,945
ANZ National International, Ltd.
2.375%, 12/21/2012 (S)		265,000	268,544
Atlantic Finance, Ltd.
9.750%, 05/27/2014 (S)		150,000	162,603
AvalonBay Communities, Inc.
4.950%, 03/15/2013		60,000	63,721
6.100%, 03/15/2020		240,000	279,158
6.125%, 11/01/2012		97,000	106,427
Aviva PLC (6.875% to 05/22/2018, then
3 month EURIBOR + 3.350%)
05/22/2038	EUR	50,000	63,363
AXA SA (5.250% to 04/16/2020, then
3 month EURIBOR + 3.050%)
04/16/2040		50,000	62,858
BAC Capital Trust VI
5.625%, 03/08/2035		$445,000	388,751
Banca Monte Dei Paschi Di Siena SpA
4.750%, 04/30/2014	EUR	100,000	132,390
Bank Nederlandse Gemeenten
4.125%, 06/28/2016		570,000	807,269
4.625%, 09/13/2012		445,000	602,963
Bank of America Corp.
4.625%, 02/18/2014		65,000	85,981
5.625%, 07/01/2020		$620,000	639,217
5.650%, 05/01/2018		2,470,000	2,568,348
5.750%, 08/15/2016		210,000	222,407
6.500%, 08/01/2016		550,000	614,740
7.375%, 05/15/2014		270,000	308,277
Bank of America Corp. (4.000% to
03/28/2013, then 3 month EURIBOR
+ 0.840%)
03/28/2018	EUR	100,000	118,511
Bank of America Corp., MTN
5.250%, 11/09/2016	GBP	100,000	154,938
Bank of China Hong Kong, Ltd.
5.550%, 02/11/2020 (S)		$100,000	104,680
Bank of Montreal (5.200% to
06/21/2012, then 3 month CDOR
+ 1.000%)
06/21/2017	CAD	30,000	29,686
Bank of Nova Scotia
2.250%, 01/22/2013		$160,000	164,065
2.375%, 12/17/2013		270,000	278,809
3.340%, 03/25/2015	CAD	70,000	67,351

The accompanying notes are an integral part of the financial statements.	291

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Bank of Tokyo-Mitsubishi UFJ, Ltd.
3.850%, 01/22/2015 (S)		$260,000	$276,874
Bank One Corp.
5.250%, 01/30/2013		200,000	215,835
Banque du Liban
10.000%, 04/25/2015		100,000	120,630
Barclays Bank PLC
2.500%, 01/23/2013		460,000	468,384
4.000%, 10/07/2019	EUR	400,000	542,831
4.875%, 03/31/2013 to 08/13/2019		80,000	109,510
5.200%, 07/10/2014		$325,000	357,561
5.250%, 05/27/2014	EUR	50,000	69,236
5.750%, 08/17/2021	GBP	50,000	84,304
6.750%, 05/22/2019		$280,000	331,295
BB&T Capital Trust II
6.750%, 06/07/2036		180,000	187,365
BB&T Corp.
3.375%, 09/25/2013		45,000	47,121
5.700%, 04/30/2014		375,000	420,484
BNP Paribas
5.250%, 12/17/2012	EUR	50,000	67,657
Boeing Capital Corp., Ltd.
7.375%, 09/27/2010		$255,000	256,189
BSKYB Finance UK PLC
5.750%, 10/20/2017	GBP	65,000	112,926
Capital One Capital IV (6.745% to
02/17/2032, then 1 month LIBOR
+ 1.170%)
02/17/2037		$425,000	404,813
Capital One Financial Corp.
7.375%, 05/23/2014		225,000	262,160
CB Richard Ellis Services, Inc.
11.625%, 06/15/2017		200,000	227,000
CEDC Finance Corp. International, Inc.
8.875%, 12/01/2016	EUR	60,000	78,506
9.125%, 12/01/2016 (S)		$275,000	281,875
Cemex Finance LLC
9.500%, 12/14/2016 (S)		805,000	772,800
CenterCredit International BV
8.625%, 01/30/2014		500,000	514,375
CIT Group, Inc.
7.000%, 05/01/2017		2,500,000	2,350,780
Citigroup Capital XXI (8.300% to
12/21/2037, then 3 month LIBOR
+ 4.170%)
12/21/2057		675,000	700,313
Citigroup, Inc.
3.500%, 08/05/2015	EUR	110,000	140,649
5.125%, 02/14/2011		$250,000	254,908
5.375%, 08/09/2020		785,000	792,845
5.500%, 04/11/2013 to 10/15/2014		1,270,000	1,350,495
5.850%, 07/02/2013		445,000	476,625
6.125%, 05/15/2018		700,000	755,740
6.400%, 03/27/2013	EUR	110,000	151,898
6.500%, 08/19/2013		$590,000	645,266
Citigroup, Inc. (4.750% to 02/10/2014,
then 3 month EURIBOR + 1.400%)
02/10/2019	EUR	40,000	47,776
Cloverie PLC for Zurich Insurance
Company (7.500% until 07/24/2019,
then 3 month EURIBOR + 5.850%)
07/24/2039		50,000	74,717
CNA Financial Corp.
5.875%, 08/15/2020		$330,000	332,402
6.500%, 08/15/2016		140,000	151,238

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Commercial Vehicle Group, Inc., PIK
11.000%, 02/15/2013		$344,951	$344,951
Commonwealth Bank of Australia
2.750%, 10/15/2012 (S)		210,000	215,310
5.500%, 08/06/2019	EUR	100,000	144,365
Conti-Gummi Finance BV
8.500%, 07/15/2015 (S)		50,000	66,689
Credit Agricole SA
5.971%, 02/01/2018		100,000	147,059
Credit Agricole SA (5.00% to
06/01/2018, then 3 month LIBOR
+ 1.970%)
(Q)	GBP	85,000	104,940
Credit Suisse AG
5.400%, 01/14/2020		$570,000	600,527
Credit Suisse Group
Finance Guernsey, Ltd.
6.375%, 06/07/2013	EUR	116,000	161,907
Credit Suisse/London
5.125%, 09/18/2017		125,000	178,656
6.125%, 08/05/2013		50,000	70,584
Crown Castle Towers LLC
4.523%, 01/15/2015 (S)		$258,000	273,127
Dar Al-Arkan International
Sukuk Company
10.750%, 02/18/2015 (S)		300,000	304,125
Deutsche Bank AG
4.875%, 09/24/2012	EUR	50,000	67,456
5.125%, 01/31/2013		35,000	47,112
5.375%, 10/12/2012		$380,000	410,598
Discover Financial Services
10.250%, 07/15/2019		345,000	434,477
DnB NOR Bank ASA
4.750%, 03/28/2011	EUR	75,000	96,759
DTEK Finance BV
9.500%, 04/28/2015 (S)		$100,000	100,950
Duke Realty LP
6.250%, 05/15/2013		230,000	248,581
E*Trade Financial Corp.
7.375%, 09/15/2013		850,000	807,500
7.875%, 12/01/2015		450,000	425,250
E*Trade Financial Corp., PIK
12.500%, 11/30/2017		1,316,000	1,467,340
EC Finance PLC
9.750%, 08/01/2017 (S)	EUR	225,000	291,547
ERAC USA Finance Company
5.800%, 10/15/2012 (S)		$387,000	418,726
ERAC USA Finance LLC
2.750%, 07/01/2013 (S)		95,000	96,702
5.250%, 10/01/2020 (S)		350,000	374,817
8.000%, 01/15/2011 (S)		185,000	189,524
ERP Operating LP
5.250%, 09/15/2014		190,000	209,815
Eurohypo AG
4.500%, 01/21/2013 (S)	EUR	342,000	464,535
European Investment Bank
4.750%, 10/15/2017		535,000	795,735
6.500%, 08/07/2019	AUD	658,000	615,824
8.750%, 08/25/2017	GBP	320,000	677,087
FCE Bank PLC
9.375%, 01/17/2014	EUR	50,000	69,699
Federal Realty Investment Trust
5.900%, 04/01/2020		$55,000	61,327
6.000%, 07/15/2012		135,000	144,818

The accompanying notes are an integral part of the financial statements.	292

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Fibria Overseas Finance, Ltd.
7.500%, 05/04/2020 (S)		$287,000	$296,328
Fifth Third Bancorp
6.250%, 05/01/2013		310,000	338,535
8.250%, 03/01/2038		270,000	321,871
Financiera Independencia SAB de CV
10.000%, 03/30/2015 (S)		125,000	123,125
Finmeccanica Finance SA
8.125%, 12/03/2013	EUR	75,000	110,459
Ford Motor Credit Company LLC
6.625%, 08/15/2017		$400,000	406,000
8.125%, 01/15/2020		425,000	465,154
8.700%, 10/01/2014		700,000	764,312
12.000%, 05/15/2015		500,000	590,910
Fortis Bank SA/NV
5.757%, 10/04/2017	EUR	75,000	107,581
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)		$100,000	112,000
Gas Natural Capital Markets SA
5.250%, 07/09/2014	EUR	50,000	67,985
GATX Financial Corp.
5.500%, 02/15/2012		$275,000	286,259
Gazprom Via White Nights Finance BV
10.500%, 03/25/2014		200,000	236,985
GE Capital Canada Funding Company
5.730%, 10/22/2037	CAD	35,000	34,225
GE Capital European Funding Company
3.500%, 02/14/2013	EUR	110,000	145,001
6.000%, 01/15/2019		100,000	148,659
GE Capital UK Funding Company
5.625%, 12/12/2014	GBP	80,000	135,154
General Electric Capital Corp.
2.800%, 01/08/2013		$275,000	282,725
3.500%, 08/13/2012		395,000	410,516
5.250%, 10/19/2012		250,000	269,203
5.875%, 01/14/2038		450,000	463,983
5.900%, 05/13/2014		1,370,000	1,549,123
General Electric Capital Corp., GMTN
6.000%, 08/07/2019		470,000	528,576
Genworth Financial, Inc.
7.700%, 06/15/2020		105,000	108,428
8.625%, 12/15/2016		145,000	158,586
HBOS PLC
4.375%, 10/30/2019 (P)	EUR	59,000	65,709
6.000%, 11/01/2033 (S)		$420,000	334,790
Hospitality Properties Trust
5.625%, 03/15/2017		225,000	227,213
7.875%, 08/15/2014		145,000	162,636
Host Hotels & Resorts LP
6.750%, 06/01/2016		300,000	304,500
HSBC Bank PLC
1.625%, 08/12/2013 (S)		160,000	159,969
HSBC Bank USA NA
4.875%, 08/24/2020		500,000	516,998
HSBC Bank USA, Inc.
4.625%, 04/01/2014		100,000	106,772
HSBC Covered Bonds France
3.375%, 01/20/2017	EUR	250,000	334,428
HSBC Holdings PLC
5.250%, 12/12/2012		$235,000	251,755
6.250%, 03/19/2018	EUR	100,000	149,829
6.500%, 05/02/2036		$175,000	200,038
9.875%, 04/08/2018 (P)	GBP	60,000	105,891

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
HSBC Holdings PLC (3.625% to
06/29/2015, then 3 month EURIBOR
+ 0.930%)
06/29/2020	EUR	75,000	$96,186
HSBK Europe BV
7.250%, 05/03/2017		$100,000	99,250
7.750%, 05/13/2013		200,000	211,500
9.250%, 10/16/2013		200,000	217,500
HUB International Holdings, Inc.
9.000%, 12/15/2014 (S)		550,000	525,938
10.250%, 06/15/2015 (S)		975,000	921,375
Hypothekenbank in Essen AG
3.875%, 11/21/2013	EUR	421,000	571,891
Icahn Enterprises LP / Icahn Enterprises
Finance Corp.
7.750%, 01/15/2016		$425,000	421,813
ICICI Bank, Ltd.
6.375%, 04/30/2022 (P)		425,000	421,013
ING Bank NV
5.500%, 01/04/2012	EUR	71,000	92,530
Inter-American Development Bank
4.400%, 01/26/2026	CAD	410,000	395,674
Intergas Finance BV
6.375%, 05/14/2017		$200,000	214,000
International Lease Finance Corp.
6.500%, 09/01/2014 (S)		340,000	348,500
6.625%, 11/15/2013		490,000	472,850
8.625%, 09/15/2015 (S)		1,025,000	1,031,406
8.875%, 09/01/2017		475,000	478,563
Intesa Sanpaolo SpA
3.625%, 08/12/2015 (S)		740,000	744,621
5.000%, 09/23/2019	EUR	50,000	66,361
6.625%, 05/08/2018		100,000	133,730
Intesa Sanpaolo SpA (4.375% to
06/26/2013, then 3 month EURIBOR
+ 1.000%)
06/26/2018		50,000	63,286
iPayment Investors LP, PIK
11.625%, 07/15/2014 (S)		$533,563	456,196
IRSA Inversiones y Representaciones SA
11.500%, 07/20/2020 (S)		152,000	159,752
Jefferies Group, Inc.
6.250%, 01/15/2036		260,000	243,692
8.500%, 07/15/2019		80,000	92,871
John Deere Capital Corp.
2.950%, 03/09/2015		130,000	136,971
4.950%, 12/17/2012		475,000	514,397
JPMorgan Chase & Company
0.958%, 02/26/2013 (P)		415,000	415,713
3.700%, 01/20/2015		895,000	936,860
4.650%, 06/01/2014		1,040,000	1,131,818
6.000%, 01/15/2018		155,000	176,054
JPMorgan Chase & Company (4.375% to
11/12/2014, then 3 month EURIBOR
+ 1.500%)
11/12/2019	EUR	150,000	193,783
JPMorgan Chase Capital XXVII
7.000%, 11/01/2039		$900,000	955,333
JPMorgan Chase Capital XVIII
6.950%, 08/17/2036		115,000	118,148
JPMorgan Chase Capital XXII
6.450%, 02/02/2037		245,000	241,163
Kazakhstan Temir Zholy Finance BV
7.000%, 05/11/2016		150,000	157,875

The accompanying notes are an integral part of the financial statements.	293

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Keycorp
3.750%, 08/13/2015		$935,000	$945,196
Kilroy Realty LP
6.625%, 06/01/2020 (S)		295,000	303,590
Kreditanstalt Fuer Wiederaufbau
4.375%, 07/04/2018	EUR	365,000	534,565
4.700%, 06/02/2037	CAD	245,000	238,945
5.500%, 12/07/2015 to 07/25/2016	AUD	705,000	865,159
LBI Escrow Corp.
8.000%, 11/01/2017 (S)		$1,075,000	1,167,443
Legal & General Group PLC (4.000% to
06/08/2015 then 3 month
EURIBOR +1.700%)
06/08/2025	EUR	60,000	68,432
Lincoln National Corp.
4.300%, 06/15/2015		$70,000	73,779
8.750%, 07/01/2019		170,000	217,205
Lloyds TSB Bank PLC
4.375%, 01/12/2015 (S)		870,000	893,899
6.375%, 06/17/2016	EUR	60,000	86,158
Mack-Cali Realty LP
5.800%, 01/15/2016		$75,000	81,884
7.750%, 08/15/2019		150,000	182,494
Manpower, Inc.
4.750%, 06/14/2013	EUR	50,000	64,568
MassMutual Global Funding II
3.625%, 07/16/2012 (S)		$254,000	265,155
Mellon Funding Corp.
6.375%, 11/08/2011	GBP	60,000	96,430
Merrill Lynch & Company, Inc.
4.450%, 01/31/2014	EUR	40,000	52,590
4.625%, 10/02/2013		80,000	105,550
5.450%, 02/05/2013		$515,000	549,713
6.150%, 04/25/2013		195,000	212,510
7.750%, 05/14/2038		410,000	469,147
MetLife, Inc.
1.674%, 08/06/2013 (P)		350,000	351,604
4.750%, 02/08/2021		235,000	245,544
6.750%, 06/01/2016		395,000	469,136
Metropolitan Life Global Funding I
2.500%, 01/11/2013 (S)		355,000	362,831
2.875%, 09/17/2012 (S)		80,000	82,114
4.625%, 05/16/2017	EUR	100,000	136,053
5.125%, 06/10/2014 (S)		$165,000	182,812
Morgan Stanley
4.000%, 07/24/2015		1,200,000	1,205,566
4.100%, 01/26/2015		885,000	903,155
4.200%, 11/20/2014		275,000	283,195
4.500%, 10/29/2014	EUR	100,000	131,652
4.900%, 02/23/2017	CAD	30,000	27,828
5.625%, 01/09/2012		$205,000	214,725
6.000%, 05/13/2014 to 04/28/2015		1,345,000	1,466,457
7.300%, 05/13/2019		1,110,000	1,262,455
Morgan Stanley, GMTN
5.125%, 11/30/2015	GBP	100,000	159,474
Morgan Stanley, MTN
5.000%, 05/02/2019	EUR	100,000	131,156
6.625%, 04/01/2018		$205,000	225,357
MU Finance PLC
8.375%, 02/01/2017 (S)		650,000	627,250
8.750%, 02/01/2017 (S)	GBP	50,000	73,615
Muenchener Rueckversicherungs AG
(5.767% to 06/12/2017, then 3 month
EURIBOR + 2.040%)
(Q)	EUR	50,000	57,660

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
National Australia Bank, Ltd.
2.350%, 11/16/2012 (S)		$315,000	320,564
4.500%, 06/23/2016 (P)	EUR	100,000	128,165
5.375%, 12/08/2014	GBP	50,000	85,516
National Gas Company of
Trinidad & Tobago Ltd.
6.050%, 01/15/2036 (S)		$105,000	96,181
National Rural Utilities Cooperative
Finance Corp.
2.625%, 09/16/2012		185,000	190,926
New York Life Global Funding
2.250%, 12/14/2012 (S)		420,000	429,461
4.375%, 01/19/2017	EUR	100,000	134,738
Nissan Motor Acceptance Corp.
3.250%, 01/30/2013 (S)		$130,000	133,934
NLV Financial Corp.
7.500%, 08/15/2033 (S)		285,000	276,652
Nordea Bank AB
2.500%, 11/13/2012 (S)		165,000	168,435
Nuveen Investments, Inc.
5.500%, 09/15/2015		1,025,000	794,375
10.500%, 11/15/2015		525,000	498,750
Ohio National Financial Services, Inc.
6.350%, 04/01/2013 (S)		15,000	15,592
Paccar Financial Corp.
1.950%, 12/17/2012		135,000	136,886
Pacific Life Funding LLC
5.125%, 01/20/2015	GBP	89,000	145,884
Pacific Lifecorp.
6.000%, 02/10/2020 (S)		$500,000	540,649
PartnerRe Finance B LLC
5.500%, 06/01/2020		290,000	298,257
Penson Worldwide, Inc.
12.500%, 05/15/2017 (S)		275,000	271,563
Petroleum Company of
Trinidad & Tobago, Ltd.
9.750%, 08/14/2019 (S)		200,000	240,000
Pinnacle Foods Finance LLC
9.250%, 04/01/2015 (S)		200,000	205,250
10.625%, 04/01/2017		150,000	156,563
PNC Funding Corp.
4.375%, 08/11/2020		350,000	355,511
5.625%, 02/01/2017		115,000	127,417
6.700%, 06/10/2019		345,000	411,049
Principal Financial Global Funding
II LLC
4.500%, 01/26/2017	EUR	50,000	63,385
Principal Financial Group, Inc.
6.050%, 10/15/2036		$180,000	187,990
7.875%, 05/15/2014		385,000	455,631
8.875%, 05/15/2019		135,000	175,190
Principal Life Global Funding I
5.250%, 01/15/2013 (S)		190,000	204,337
Principal Life Income Funding Trusts
5.200%, 11/15/2010		40,000	40,370
Provident Companies, Inc.
7.000%, 07/15/2018		435,000	472,591
Provident Funding Associates
10.250%, 04/15/2017 (S)		350,000	356,125
Prudential Financial, Inc.
2.750%, 01/14/2013		95,000	96,437
3.625%, 09/17/2012		325,000	337,243
4.750%, 09/17/2015		530,000	568,531
5.375%, 06/21/2020		260,000	280,236
6.200%, 01/15/2015		105,000	118,045

The accompanying notes are an integral part of the financial statements.	294

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Rabobank Nederland NV
4.125%, 01/14/2020	EUR	140,000	$191,049
RCI Banque SA
8.125%, 05/15/2012		40,000	54,959
Reckson Operating Partnership LP
6.000%, 03/31/2016		$335,000	326,093
Regency Centers LP
5.875%, 06/15/2017		120,000	130,042
6.000%, 06/15/2020		165,000	176,521
Regions Financial Corp.
5.750%, 06/15/2015		310,000	314,879
Reinsurance Group of America, Inc.
5.625%, 03/15/2017		35,000	37,633
6.450%, 11/15/2019		250,000	273,355
Reliance Intermediate Holdings LP
9.500%, 12/15/2019 (S)		425,000	442,000
Rouse Company LP
5.375%, 11/26/2013 (H)(P)		500,000	570,000
6.750%, 05/01/2013 (H)(P)(S)		100,000	117,500
Royal Bank of Canada
4.625%, 01/22/2018	EUR	390,000	560,943
Royal Bank of Canada (4.350% to
06/15/2015, then 3 month CDOR
+ 1.410%)
06/15/2020	CAD	60,000	58,833
Royal Bank of Scotland Group PLC
5.250%, 05/15/2013	EUR	60,000	80,316
6.000%, 05/10/2013		40,000	53,558
Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
(Q)		$290,000	249,400
Royal Bank of Scotland PLC
3.400%, 08/23/2013		860,000	870,999
RSHB Capital SA for OJSC Russian
Agricultural Bank
6.299%, 05/15/2017		500,000	520,625
9.000%, 06/11/2014		250,000	284,375
Santander Issuances S.A Unipersonal
(4.750% to 05/29/2014, then 3 month
EURIBOR + 0.800%)
05/29/2019	EUR	100,000	127,369
Santander US Debt SA
0.918%, 10/21/2011 (P)(S)		$340,000	336,562
3.724%, 01/20/2015 (S)		600,000	598,492
Shimao Property Holdings, Ltd.
9.650%, 08/03/2017		165,000	162,978
Simon Property Group LP
4.200%, 02/01/2015		140,000	149,638
6.750%, 05/15/2014		155,000	179,418
10.350%, 04/01/2019		35,000	49,190
Skandinaviska Enskilda Banken AB
6.625%, 07/09/2014	GBP	50,000	86,616
SLM Corp.
4.750%, 03/17/2014	EUR	100,000	113,451
SLM Corp., MTN
5.125%, 08/27/2012		$220,000	215,882
5.375%, 05/15/2014		475,000	437,014
8.450%, 06/15/2018		1,290,000	1,183,670
Societe Financement de
l’Economie Francaise
3.250%, 01/16/2014	EUR	278,000	373,170
Societe Generale
5.250%, 03/28/2013		100,000	136,838
6.125%, 08/20/2018		50,000	75,006

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Sovereign Bank
2.353%, 04/01/2014 (P)		$15,000	$14,432
Standard Bank PLC, GMTN
8.125%, 12/02/2019		500,000	538,050
Standard Chartered Bank
5.875%, 09/26/2017	EUR	100,000	143,733
Standard Chartered Bank (3.625% to
02/03/2012, then 3 month EURIBOR
+ 0.870%)
02/03/2017		100,000	126,882
Standard Chartered PLC
3.850%, 04/27/2015 (S)		$755,000	780,779
State Street Corp.
4.300%, 05/30/2014		75,000	82,366
Sumitomo Mitsui Banking Corp.
2.150%, 07/22/2013 (S)		310,000	314,726
3.150%, 07/22/2015 (S)		215,000	224,560
Sun Life Financial, Inc.
5.700%, 07/02/2019	CAD	25,000	25,458
Svenska Handelsbanken AB
4.875%, 03/25/2014	EUR	75,000	103,719
5.500%, 05/26/2016	GBP	50,000	85,499
TAM Capital, Inc.
7.375%, 04/25/2017		$200,000	201,250
Teco Finance, Inc.
5.150%, 03/15/2020		345,000	376,930
6.572%, 11/01/2017		37,000	43,441
7.000%, 05/01/2012		24,000	25,979
The Allstate Corp.
7.450%, 05/16/2019		270,000	333,520
The Goldman Sachs Capital I
6.345%, 02/15/2034		324,000	302,523
The Goldman Sachs Group, Inc.
3.625%, 08/01/2012		65,000	67,281
3.700%, 08/01/2015		580,000	587,159
3.750%, 02/04/2013	EUR	75,000	96,576
4.500%, 01/30/2017		100,000	128,858
5.125%, 10/16/2014		100,000	135,264
5.150%, 01/15/2014		$190,000	203,972
6.000%, 05/01/2014 to 06/15/2020		290,000	314,859
6.150%, 04/01/2018		1,120,000	1,223,645
6.600%, 01/15/2012		1,175,000	1,255,483
6.750%, 10/01/2037		190,000	194,531
6.875%, 01/15/2011		400,000	409,054
7.500%, 02/15/2019		655,000	764,330
The Toronto-Dominion Bank, MTN
5.690%, 06/03/2018 (P)	CAD	75,000	76,382
The Travelers Companies, Inc.
5.900%, 06/02/2019		$175,000	202,438
TNK-BP Finance SA
6.625%, 03/20/2017		150,000	157,500
7.250%, 02/02/2020 (S)		400,000	438,000
Toyota Motor Credit Corp.
3.200%, 06/17/2015		335,000	353,825
TransCapitalInvest, Ltd.
8.700%, 08/07/2018		375,000	461,250
Travelers Insurance Company
Institutional Funding, Ltd.
5.750%, 12/06/2011	GBP	54,000	86,334
UBS AG
1.439%, 02/23/2012 (P)		$250,000	251,460
UBS AG (4.250% to 09/16/2014, then
3 month EURIBOR + 1.260%)
09/16/2019	EUR	100,000	130,604

The accompanying notes are an integral part of the financial statements.	295

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
UBS AG/London
6.000%, 04/18/2018		$50,000	$74,407
UBS AG/Stamford CT
4.875%, 08/04/2020		$250,000	260,240
UCI Holdco, Inc., PIK
8.537%, 12/15/2013		629,766	617,171
UniCredito Italiano SpA
5.750%, 09/26/2017	EUR	95,000	130,600
6.100%, 02/28/2012		24,000	31,574
Universal City
Development Partners, Ltd.
8.875%, 11/15/2015 (P)(S)		$350,000	355,250
10.875%, 11/15/2016 (P)(S)		150,000	160,125
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)		105,000	116,390
UPC Germany GmbH
9.625%, 12/01/2019 (S)	EUR	57,000	75,664
US Bank NA
6.375%, 08/01/2011		$650,000	684,050
US Bank NA (3.778% to
04/29/2015 then 3 month LIBOR
+ 2.003%)
04/29/2020		250,000	259,753
USB Capital XIII Trust
6.625%, 12/15/2039		75,000	82,753
USI Holdings Corp.
9.750%, 05/15/2015 (S)		225,000	214,313
VEB Finance, Ltd.
6.902%, 07/09/2020 (S)		585,000	628,875
Ventas Realty LP
6.500%, 06/01/2016		45,000	46,391
VTB Capital SA
6.875%, 05/29/2018		350,000	365,313
Wachovia Corp.
5.750%, 02/01/2018		705,000	796,757
WEA Finance LLC
7.500%, 06/02/2014 (S)		175,000	203,473
WEA Finance LLC / WT Finance
Australia Property, Ltd.
6.750%, 09/02/2019 (S)		220,000	257,465
Wells Fargo & Company
5.250%, 10/23/2012		235,000	252,728
Wells Fargo Bank NA
4.750%, 02/09/2015		520,000	551,541
Wells Fargo Financial Canada
Corp., MTN
4.330%, 12/06/2013	CAD	30,000	29,551
Westfield Capital Corp., Ltd.
4.375%, 11/15/2010 (S)		$155,000	156,102
Westpac Banking Corp.
2.100%, 08/02/2013		250,000	252,922
4.875%, 09/28/2012	EUR	75,000	100,676
5.000%, 10/21/2019	GBP	50,000	82,090
Wind Acquisition Holdings Finance
SA, PIK
12.250%, 07/15/2017 (S)		$133,932	138,620
WT Finance Australia Property, Ltd.
3.625%, 06/27/2012	EUR	50,000	64,471
Xstrata Finance Canada, Ltd.
5.500%, 11/16/2011 (S)		$290,000	302,415
Ziggo Bond Company BV
8.000%, 05/15/2018 (S)	EUR	450,000	580,242

			121,197,357

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrial - 2.98%
3M Company
5.700%, 03/15/2037		$200,000	243,858
Agilent Technologies, Inc.
2.500%, 07/15/2013		70,000	71,227
5.000%, 07/15/2020		115,000	122,174
AGY Holding Corp.
11.000%, 11/15/2014		250,000	212,500
Aircastle, Ltd.
9.750%, 08/01/2018 (S)		275,000	278,438
Allied Waste North America, Inc.
5.750%, 02/15/2011		355,000	361,849
American Railcar Industries, Inc.
7.500%, 03/01/2014		350,000	346,938
Amsted Industries, Inc.
8.125%, 03/15/2018 (S)		200,000	206,250
Anixter, Inc.
10.000%, 03/15/2014		300,000	328,500
Ardagh Glass Finance PLC
7.125%, 06/15/2017 (S)	EUR	350,000	425,796
8.750%, 02/01/2020 (S)		200,000	262,321
Ardagh Glass Group PLC, PIK
10.750%, 03/01/2015		200,000	262,321
Ball Corp.
7.375%, 09/01/2019		$250,000	268,125
BE Aerospace, Inc.
8.500%, 07/01/2018		450,000	481,500
Berry Plastics Corp.
8.875%, 09/15/2014		150,000	142,875
Beverage Packaging Holdings
Luxembourg II SA
9.500%, 06/15/2017 (S)	EUR	50,000	60,670
Boise Cascade LLC
7.125%, 10/15/2014		$544,000	505,920
Bombardier, Inc.
6.300%, 05/01/2014 (S)		225,000	229,500
7.250%, 11/15/2016	EUR	50,000	66,847
7.450%, 05/01/2034 (S)		$300,000	282,000
8.000%, 11/15/2014 (S)		50,000	52,250
BWAY Holding Company
10.000%, 06/15/2018 (S)		250,000	265,000
Canadian Pacific Railway Company
7.250%, 05/15/2019		260,000	323,196
Case New Holland, Inc.
7.750%, 09/01/2013		175,000	183,750
7.875%, 12/01/2017 (S)		825,000	868,313
Casella Waste Systems, Inc.
9.750%, 02/01/2013		250,000	252,188
Cie de Saint-Gobain
8.250%, 07/28/2014	EUR	60,000	91,183
Clondalkin Acquisition BV
2.537%, 12/15/2013 (P)(S)		$175,000	152,688
2.719%, 12/15/2013 (P)(S)	EUR	90,000	103,218
Coleman Cable, Inc.
9.000%, 02/15/2018		$325,000	324,188
Colt Defense LLC
8.750%, 11/15/2017 (S)		200,000	142,500
Columbus McKinnon Corp.
8.875%, 11/01/2013		575,000	579,313
CPM Holdings, Inc.
10.625%, 09/01/2014 (S)		125,000	135,000
CRH America, Inc.
5.300%, 10/15/2013		140,000	150,135
6.000%, 09/30/2016		175,000	192,368
CRH Finance BV
7.375%, 05/28/2014	EUR	100,000	142,895

The accompanying notes are an integral part of the financial statements.	296

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrial (continued)
Crown European Holdings SA
7.125%, 08/15/2018 (S)		$225,000	$293,115
CSX Corp.
5.750%, 03/15/2013		$200,000	220,150
Danaher European Finance Company
4.500%, 07/22/2013	EUR	50,000	67,167
DP World Sukuk, Ltd.
6.250%, 07/02/2017		$300,000	283,500
Dycom Industries, Inc.
8.125%, 10/15/2015		275,000	275,688
Embraer Overseas, Ltd.
6.375%, 01/15/2020		175,000	192,500
Esco Corp.
4.412%, 12/15/2013 (P)(S)		175,000	159,250
GE Capital Trust IV (4.625% to
09/15/2016 then 3 month
EURIBOR +1.600%)
09/15/2066 (S)	EUR	135,000	138,576
General Dynamics Corp.
1.800%, 07/15/2011		$150,000	151,806
Gibraltar Industries, Inc.
8.000%, 12/01/2015		575,000	550,563
Goodman Global, Inc.
13.500%, 02/15/2016		300,000	329,250
Graphic Packaging International, Inc.
9.500%, 08/15/2013 to 06/15/2017		412,000	435,835
Greater Toronto Airports Authority
6.470%, 02/02/2034 (S)	CAD	25,000	27,888
Grohe Holding GmbH
3.710%, 01/15/2014 (P)	EUR	150,000	171,079
8.625%, 10/01/2014 (S)		50,000	61,462
Hawk Corp.
8.750%, 11/01/2014		$331,000	331,000
Heidelbergcement AG
8.000%, 01/31/2017	EUR	175,000	227,036
Holcim US Finance
6.000%, 12/30/2019 (S)		$555,000	600,474
Honeywell International, Inc.
4.250%, 03/01/2013		210,000	227,260
Kansas City Southern de Mexico SA
de CV
8.000%, 02/01/2018 (S)		225,000	239,063
Koppers, Inc.
7.875%, 12/01/2019		150,000	153,563
Kratos Defense & Security
Solutions, Inc.
10.000%, 06/01/2017		200,000	206,500
L-3 Communications Corp.
4.750%, 07/15/2020		410,000	432,315
L-3 Communications Corp., Series B
6.375%, 10/15/2015		200,000	204,750
Lafarge SA
5.500%, 12/16/2019	EUR	80,000	102,248
Legrand SA
4.250%, 02/24/2017		50,000	66,500
MAN SE
7.250%, 05/20/2016		25,000	38,685
Masco Corp.
6.125%, 10/03/2016		$50,000	50,267
7.125%, 03/15/2020		225,000	228,172
Maxim Crane Works LP
12.250%, 04/15/2015 (S)		200,000	183,250
Metals USA, Inc.
11.125%, 12/01/2015		175,000	185,063

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrial (continued)
Northrop Grumman Corp.
7.125%, 02/15/2011		$270,000	$277,646
Obrascon Huarte Lain SA
7.375%, 04/28/2015	EUR	550,000	656,981
Odebrecht Finance, Ltd.
7.000%, 04/21/2020 (S)		$200,000	213,000
Plastipak Holdings, Inc.
8.500%, 12/15/2015 (S)		525,000	530,250
10.625%, 08/15/2019 (S)		225,000	249,750
Ply Gem Industries, Inc.
11.750%, 06/15/2013		450,000	463,500
RBS Global, Inc. / Rexnord LLC
8.500%, 05/01/2018		500,000	503,750
Rearden G Holdings EINS GmbH
7.875%, 03/30/2020 (S)		350,000	367,938
Reddy Ice Corp.
11.250%, 03/15/2015		350,000	354,813
Republic Services, Inc.
6.750%, 08/15/2011		125,000	131,152
Rock-Tenn Company
9.250%, 03/15/2016		225,000	246,938
Roper Industries, Inc.
6.250%, 09/01/2019		335,000	388,178
Sequa Corp.
11.750%, 12/01/2015 (S)		450,000	463,500
Severstal Columbus LLC
10.250%, 02/15/2018 (S)		375,000	390,469
Solo Cup Company
10.500%, 11/01/2013		350,000	353,938
Spirit Aerosystems, Inc.
7.500%, 10/01/2017		125,000	128,438
SPX Corp.
6.875%, 09/01/2017 (S)		250,000	257,500
Stanley Black & Decker, Inc.
5.200%, 09/01/2040		155,000	156,686
Terex Corp.
8.000%, 11/15/2017		275,000	262,625
10.875%, 06/01/2016		25,000	27,625
Texas Industries, Inc.
9.250%, 08/15/2020 (S)		300,000	305,250
The Manitowoc Company, Inc.
9.500%, 02/15/2018		100,000	102,750
United Technologies Corp.
5.400%, 05/01/2035		110,000	122,543
5.700%, 04/15/2040		70,000	82,682
6.125%, 02/01/2019		220,000	273,248
6.350%, 03/01/2011		255,000	262,385
Valmont Industries, Inc.
6.625%, 04/20/2020		200,000	206,806
Viterra, Inc.
5.950%, 08/01/2020 (S)		150,000	154,594
Waste Management, Inc.
4.750%, 06/30/2020		240,000	257,113
6.100%, 03/15/2018		335,000	394,096
7.375%, 05/15/2029		15,000	18,828
WCA Waste Corp.
9.250%, 06/15/2014		400,000	406,000

			24,962,741
Technology - 0.50%
Advanced Micro Devices, Inc.
7.750%, 08/01/2020 (S)		275,000	272,250
8.125%, 12/15/2017		100,000	102,250
Affiliated Computer Services, Inc.
5.200%, 06/01/2015		130,000	140,545

The accompanying notes are an integral part of the financial statements.	297

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Technology (continued)
Aspect Software, Inc.
10.625%, 05/15/2017 (S)		$150,000	$153,938
Brocade Communications Systems, Inc.
6.875%, 01/15/2020 (S)		25,000	25,563
CDW LLC.
11.000%, 10/12/2015 (S)		575,000	570,688
Fidelity National Information
Services, Inc.
7.625%, 07/15/2017 (S)		325,000	338,813
7.875%, 07/15/2020 (S)		200,000	210,000
Hewlett-Packard Company
2.950%, 08/15/2012		345,000	358,493
Open Solutions, Inc.
9.750%, 02/01/2015 (S)		600,000	456,000
Oracle Corp.
5.000%, 01/15/2011		355,000	360,716
SunGard Data Systems, Inc.
9.125%, 08/15/2013		21,000	21,446
10.250%, 08/15/2015		75,000	78,750
10.625%, 05/15/2015		175,000	193,375
Xerox Corp.
5.500%, 05/15/2012		35,000	37,352
5.650%, 05/15/2013		270,000	294,970
6.350%, 05/15/2018		350,000	400,927
8.250%, 05/15/2014		130,000	155,814

			4,171,890
Utilities - 2.54%
Abu Dhabi National Energy Company
5.620%, 10/25/2012 (S)		720,000	756,246
AGL Capital Corp.
5.250%, 08/15/2019		300,000	320,782
Alabama Power Company
4.850%, 12/15/2012		100,000	108,358
Allegheny Energy Supply Company LLC
6.750%, 10/15/2039 (S)		400,000	408,988
Appalachian Power Company
5.650%, 08/15/2012		170,000	181,871
6.375%, 04/01/2036		245,000	280,700
7.950%, 01/15/2020		100,000	130,653
Atmos Energy Corp.
5.950%, 10/15/2034		40,000	43,658
8.500%, 03/15/2019		55,000	71,702
Baltimore Gas & Electric Company
5.900%, 10/01/2016		285,000	331,701
Black Hills Corp.
6.500%, 05/15/2013		235,000	256,121
9.000%, 05/15/2014		115,000	136,384
Bord Gais Eireann
5.750%, 06/16/2014	EUR	50,000	67,708
Calpine Corp.
7.875%, 07/31/2020 (S)		$475,000	476,188
Carolina Power & Light Company
5.300%, 01/15/2019		140,000	163,394
Centrica PLC
5.125%, 12/10/2014	GBP	50,000	83,464
7.125%, 12/09/2013	EUR	50,000	73,182
CEZ AS
5.750%, 05/26/2015		50,000	72,254
CMS Energy Corp.
6.250%, 02/01/2020		$105,000	107,056
Consolidated Edison Company of New
York, Inc.
6.750%, 04/01/2038		50,000	64,589

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Consumers Energy Company
6.000%, 02/15/2014		$160,000	$180,740
Dominion Resources, Inc.
2.250%, 09/01/2015		160,000	160,320
4.750%, 12/15/2010		100,000	101,191
E.ON International Finance BV
5.500%, 01/19/2016	EUR	40,000	58,936
5.750%, 05/07/2020	EUR	40,000	62,550
EDP Finance BV
4.900%, 10/01/2019 (S)		$355,000	328,564
El Paso Electric Company
6.000%, 05/15/2035		245,000	250,553
Electricite de France
4.600%, 01/27/2020 (S)		300,000	324,382
Empresas Publicas de Medellin ESP
7.625%, 07/29/2019 (S)		100,000	118,625
Enel Finance International SA
6.000%, 10/07/2039 (S)		750,000	757,707
Enel SpA
5.250%, 01/14/2015	EUR	75,000	105,023
6.250%, 06/20/2019	GBP	50,000	86,685
Exelon Generation Company LLC
6.250%, 10/01/2039		$335,000	375,183
FirstEnergy Solutions Corp.
4.800%, 02/15/2015		560,000	597,215
Florida Gas Transmission Company LLC
4.000%, 07/15/2015 (S)		75,000	77,888
Foresight Energy LLC / Foresight
Energy Corp.
9.625%, 08/15/2017 (S)		425,000	421,813
GDF Suez
5.625%, 01/18/2016	EUR	75,000	110,905
Georgia Power Company
4.750%, 09/01/2040		$480,000	482,008
Grupo Petrotemex SA de CV
9.500%, 08/19/2014 (S)		325,000	353,844
Hydro One, Inc.
5.180%, 10/18/2017	CAD	45,000	46,868
Israel Electric Corp., Ltd.
7.250%, 01/15/2019		$250,000	286,252
9.375%, 01/28/2020		250,000	322,627
Listrindo Capital BV
9.250%, 01/29/2015 (S)		175,000	193,153
Majapahit Holding BV
7.750%, 01/20/2020		550,000	657,250
8.000%, 08/07/2019 (S)		100,000	121,500
Massachusetts Electric Company
5.900%, 11/15/2039 (S)		290,000	338,529
Monongahela Power Company
5.700%, 03/15/2017 (S)		45,000	49,839
National Grid PLC
5.000%, 07/02/2018	EUR	62,000	86,826
6.500%, 04/22/2014		50,000	72,884
National Power Corp.
4.589%, 08/23/2011 (S)(P)		$200,000	207,500
6.875%, 11/02/2016		100,000	117,769
9.625%, 05/15/2028		135,000	186,300
Nevada Power Company
6.650%, 04/01/2036		410,000	498,540
6.750%, 07/01/2037		245,000	302,673
8.250%, 06/01/2011		250,000	263,149
NiSource Finance Corp.
6.150%, 03/01/2013		145,000	159,124
10.750%, 03/15/2016		185,000	242,453

The accompanying notes are an integral part of the financial statements.	298

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
North American Energy Alliance LLC
10.875%, 06/01/2016 (S)		$175,000	$189,000
Northeast Utilities Corp.
5.650%, 06/01/2013		370,000	401,667
Northern States Power Company
5.350%, 11/01/2039		100,000	113,281
NRG Energy, Inc.
7.375%, 02/01/2016 to 01/15/2017		530,000	533,976
8.250%, 09/01/2020 (S)		350,000	352,188
Ohio Power Company
5.750%, 09/01/2013		195,000	217,314
Pacific Gas & Electric Company
4.800%, 03/01/2014		170,000	187,891
6.050%, 03/01/2034		150,000	176,835
PacifiCorp
6.250%, 10/15/2037		100,000	124,061
Pennsylvania Electric Company
6.150%, 10/01/2038		240,000	270,570
Piedmont Natural Gas Company, Inc.
6.000%, 12/19/2033		15,000	16,565
PNM Resources, Inc.
9.250%, 05/15/2015		550,000	589,188
PSEG Power LLC
2.500%, 04/15/2013		445,000	455,715
Public Service Company of Oklahoma
5.150%, 12/01/2019		205,000	226,830
Public Service Electric & Gas Company
5.500%, 03/01/2040		155,000	179,473
5.700%, 12/01/2036		285,000	336,113
RRI Energy, Inc.
7.875%, 06/15/2017		125,000	115,313
RWE Finance BV
6.375%, 06/03/2013	GBP	30,000	51,736
San Diego Gas & Electric Company
5.350%, 05/15/2040		$80,000	91,869
6.000%, 06/01/2039		175,000	218,905
Scottish Power UK PLC
8.375%, 02/20/2017	GBP	20,000	38,923
Sempra Energy
6.000%, 10/15/2039		$280,000	321,502
Severn Trent Utilities Finance
PLC, EMTN
5.250%, 03/11/2016	EUR	65,000	93,238
Southern California Edison Company
5.500%, 03/15/2040		$150,000	172,351
Suez Environnement SA
6.250%, 04/08/2019	EUR	100,000	158,475
Tampa Electric Company
6.150%, 05/15/2037		$230,000	265,917
The AES Corp.
7.750%, 03/01/2014		50,000	52,313
9.750%, 04/15/2016		500,000	557,500
United Maritime Group LLC
11.750%, 06/15/2015		250,000	245,625
Veolia Environnement
4.875%, 05/28/2013	EUR	85,000	115,972
5.250%, 06/03/2013		$360,000	392,632
5.875%, 02/01/2012	EUR	30,000	40,308
Virginia Electric and Power Company
5.100%, 11/30/2012		$210,000	228,884
West Penn Power Company
5.950%, 12/15/2017 (S)		220,000	243,578

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Westar Energy, Inc.
5.100%, 07/15/2020	$185,000	$205,044

		21,223,119

TOTAL CORPORATE BONDS (Cost $341,283,745)		$360,877,164

CONVERTIBLE BONDS - 0.13%
Communications - 0.10%
Leap Wireless International, Inc.
4.500%, 07/15/2014	700,000	609,000
Lucent Technologies, Inc.
2.875%, 06/15/2025	225,000	199,406

		808,406
Industrial - 0.03%
General Cable Corp.
4.500%, 11/15/2029 (P)	275,000	239,938

TOTAL CONVERTIBLE BONDS (Cost $1,009,790)		$1,048,344

MUNICIPAL BONDS - 0.36%
California - 0.07%
Bay Area Toll Authority
6.263%, 04/01/2049	200,000	227,374
East Bay Municipal Utility District
5.874%, 06/01/2040	60,000	69,829
Los Angeles Department of Airports
6.582%, 05/15/2039	135,000	154,872
San Diego County Water Authority
6.138%, 05/01/2049	100,000	113,750

		565,825
District of Columbia - 0.01%
District of Columbia
5.591%, 12/01/2034	40,000	44,318
Guam - 0.01%
Guam Power Authority
7.500%, 10/01/2015	110,000	115,393
Illinois - 0.07%
Chicago Illinois O’Hare
International Airport
6.395%, 01/01/2040	150,000	165,906
Chicago Illinois Transit
Authority, Series A
6.899%, 12/01/2040	245,000	269,424
Chicago Metropolitan Water
Reclamation District
5.720%, 12/01/2038	165,000	192,362

		627,692
Kansas - 0.02%
Kansas Development Finance Authority
5.501%, 05/01/2034	120,000	127,958
Maryland - 0.02%
Maryland State Transportation Authority
5.888%, 07/01/2043	125,000	145,051
New York - 0.05%
City of New York
5.846%, 06/01/2040	95,000	104,200
Metropolitan Transportation Authority
7.336%, 11/15/2039	55,000	70,650
New York City Housing
Development Corp.
6.420%, 11/01/2027	105,000	112,720

The accompanying notes are an integral part of the financial statements.	299

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
New York (continued)
New York City Municipal Water
Finance Authority
5.952%, 06/15/2042	$95,000	$108,650

		396,220
Oregon - 0.01%
State of Oregon
5.892%, 06/01/2027	60,000	70,441
Pennsylvania - 0.03%
Commonwealth of Pennsylvania
5.000%, 01/01/2018	240,000	265,318
Texas - 0.02%
Texas State Transportation Commission
5.178%, 04/01/2030	190,000	211,120
Utah - 0.02%
Utah Transit Authority
5.937%, 06/15/2039	135,000	161,582
Virginia - 0.00%
Virginia Commonwealth
Transportation Board
5.350%, 05/15/2035	35,000	40,498
West Virginia - 0.03%
Tobacco Settlement Finance Authority
7.467%, 06/01/2047	310,000	235,932

TOTAL MUNICIPAL BONDS (Cost $2,815,115)		$3,007,348

TERM LOANS (M) - 1.71%
Basic Materials - 0.04%
Global Brass and Copper, Inc.
10.250%, 07/29/2015	350,000	339,500
Communications - 0.20%
Charter Communications Operating LLC
7.250%, 03/06/2014	249,362	254,696
CSC Holdings, Inc.
8.125%, 02/24/2012	141,892	138,061
Intelsat Jackson Holdings SA
3.530%, 02/02/2014	250,000	232,865
Local Insight Regatta Holdings, Inc.
7.750%, 04/23/2015	723,695	527,393
Skype Technologies SA
7.000%, 02/02/2015	172,813	172,740
SuperMedia, Inc.
11.000%, 12/31/2015	444,082	353,230

		1,678,985
Consumer, Cyclical - 0.22%
CCM Merger, Inc.
8.500%, 07/13/2012	263,368	260,653
Federal Mogul Corp.
2.210%, 12/28/2015	84,243	73,322
2.230%, 12/29/2014	165,117	143,711
Interactive Data Corp.
6.750%, 01/27/2017	350,000	352,042
Las Vegas Sands LLC
- 05/23/2014 (T)	89,293	80,364
OSI Restaurant Partners, Inc.
2.800%, 06/14/2013	34,060	30,100
2.880%, 06/14/2014	435,675	385,028
Roundy’s Supermarkets, Inc.
10.000%, 04/18/2016	250,000	253,281
Six Flags, Inc.
6.000%, 06/30/2016	241,883	241,505

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer, Cyclical (continued)
Venetian Casino Resort LLC
- 05/23/2014 (T)	$11,882	$10,694

		1,830,700
Consumer, Non-cyclical - 0.40%
Bausch & Lomb, Inc.
3.510%, 04/24/2015	196,177	186,417
3.590%, 04/24/2015	47,514	45,500
Booz Allen Hamilton, Inc.
6.000%, 07/31/2015	497,500	497,376
Community Health Systems, Inc.
2.550%, 07/25/2014	244,165	230,207
HCA, Inc.
2.030%, 11/16/2012	154,981	149,111
2.780%, 11/18/2013	250,000	240,624
Health Management Associates, Inc.
2.280%, 02/28/2014	233,414	218,295
IASIS Healthcare LLC
5.730%, 06/13/2014	643,301	611,136
New Customer Service
9.500%, 03/22/2017	475,000	462,927
The Servicemaster Company
2.770%, 07/24/2014	22,583	20,757
2.850%, 07/24/2014	226,774	208,434
Warner Chilcott Company LLC
6.250%, 04/30/2015	249,373	249,062
6.500%, 02/20/2016	188,725	189,276
6.500%, 02/20/2016	61,275	61,492

		3,370,614
Diversified - 0.03%
Reynolds Group Holdings, Inc.
6.250%, 05/05/2016	248,438	247,133
Financial - 0.34%
Asurion Corp.
6.790%, 07/03/2015	750,000	724,018
HUB International Holdings, Inc.
3.030%, 06/13/2014	199,514	184,800
3.030%, 06/13/2014	44,847	41,539
International Lease Finance Corp.
6.750%, 03/17/2015	250,000	251,979
Nuveen Investments, Inc.
3.510%, 11/13/2014	1,133,809	1,000,942
Ocwen Financial Corp.
9.000%, 07/28/2015	425,000	425,000
Pinnacle Foods Finance LLC
2.810%, 04/02/2014	241,549	229,094

		2,857,372
Industrial - 0.26%
Anchor Glass Container Corp.
6.000%, 03/02/2016	235,645	233,289
Awas B Bankdebt
7.750%, 05/12/2016	550,000	553,208
DAE Aviation Holdings, Inc.
4.230%, 07/31/2014	126,370	114,207
4.230%, 07/31/2014	122,683	110,875
Dresser, Inc.
6.110%, 05/04/2015	1,250,000	1,196,875

		2,208,454
Technology - 0.15%
First Data Corp.
3.010%, 09/24/2014	235,933	201,398
3.080%, 09/24/2014	1,054,076	898,731

The accompanying notes are an integral part of the financial statements.	300

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Technology (continued)
Infor Global Solutions
6.510%, 03/02/2014	$91,667	$58,438
6.510%, 03/02/2014	158,333	100,146

		1,258,713
Utilities - 0.07%
Calpine Corp.
3.420%, 03/29/2014	166,849	159,225
New Development Holdings, Inc.
7.000%, 07/03/2017	375,000	379,889

		539,114

TOTAL TERM LOANS (Cost $13,922,638)		$14,330,585

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.45%
Commercial & Residential - 1.89%
American Tower Trust,
Series 2007-1A, Class D
5.957%, 04/15/2037 (S)	350,000	372,176
Banc of America Commercial
Mortgage, Inc.
Series 2003-1, Class A1,
3.878%, 09/11/2036	94,385	95,430
Series 2005-3, Class A2,
4.501%, 07/10/2043	454,248	459,448
Series 2003-1, Class A2,
4.648%, 09/11/2036	796,000	839,941
Series 2007-1, Class AAB,
5.422%, 01/15/2049	300,000	322,454
Banc of America Mortgage Securities
Series 2004-D, Class 2A2,
2.957%, 05/25/2034 (P)	53,477	48,830
Series 2004-H, Class 2A2,
3.370%, 09/25/2034 (P)	125,412	116,477
Series 2004-A, Class 2A2,
3.520%, 02/25/2034 (P)	93,306	83,300
Series 2004-I, Class 3A2,
4.827%, 10/25/2034 (P)	43,242	42,107
Series 2005-J, Class 2A1,
5.043%, 11/25/2035 (P)	300,038	249,441
Series 2005-J, Class 3A1,
5.240%, 11/25/2035 (P)	146,519	113,744
Bear Stearns Commercial
Mortgage Securities
Series 2005-PWR9, Class AAB,
4.804%, 09/11/2042	422,000	443,276
Series 2002-TOP8, Class A2,
4.830%, 08/15/2038	320,000	337,849
Series 2005-PWR9, Class A4A,
4.871%, 09/11/2042	1,170,000	1,248,270
Series 2007-PW17, Class A1,
5.282%, 06/11/2050	338,195	345,192
Series 2007-PW15, Class AAB,
5.315%, 02/11/2044	500,000	540,777
Series 2006-PW3, Class A4,
5.540%, 09/11/2041	628,000	687,339
Series 2006-PWR12, Class A1,
5.546%, 09/11/2038 (P)	31,475	31,697
Series 1998-C1, Class A2,
6.440%, 06/16/2030	190	191
Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2007-CD4, Class ASB,
5.278%, 12/11/2049	45,000	48,213

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Citigroup/Deutsche Bank Commercial Mortgage
Trust (continued)
Series 2006-CD3, Class AAB,
5.608%, 10/15/2048	$250,000	$272,392
Series 2006-CD3, Class A5,
5.617%, 10/15/2048	170,000	182,498
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A3
6.217%, 12/10/2049 (P)	1,225,000	1,350,159
Commercial Mortgage Pass
Through Certificates
Series 2006-C7, Class A4,
5.961%, 06/10/2046 (P)	265,000	291,832
Series 2007-C9, Class A4,
6.010%, 12/10/2049 (P)	230,000	248,984
Credit Suisse First Boston Mortgage
Securities Corp.,
Series 2005-C2, Class A4
4.832%, 04/15/2037	575,000	599,105
Credit Suisse Mortgage
Capital Certificates
Series 2006-C4, Class A1,
4.771%, 09/15/2039	83,551	84,289
Series 2007-C4, Class A1,
5.540%, 09/15/2039 (P)	8,634	8,645
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A2
6.531%, 05/15/2033	413,293	420,229
GMAC Commercial Mortgage Securities,
Inc., Series 2001-C2, Class A2
6.700%, 04/15/2034	45,934	47,163
Greenwich Capital Commercial
Funding Corp.
Series 2005-GG3, Class A2,
4.305%, 08/10/2042	147,364	149,743
Series 2005-GG3, Class A3,
4.569%, 08/10/2042	250,000	256,920
Series 2005-GG3, Class AAB,
4.619%, 08/10/2042	126,693	132,441
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2005-LDP4, Class ASB,
4.824%, 10/15/2042 (P)	536,557	567,474
Series 2006-LDP9, Class A1,
5.170%, 05/15/2047	86,239	87,367
Series 2006-CB17, Class A1,
5.279%, 12/12/2043	107,370	109,770
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	290,000	302,018
Series 2001-CIBC, Class A3,
6.260%, 03/15/2033	164,750	165,904
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2,
3.246%, 03/15/2029	149,070	149,218
Series 2003-C7, Class A3,
4.559%, 09/15/2027 (P)	475,000	479,942
Series 2005-C1, Class A4,
4.742%, 02/15/2030	133,000	140,964
Series 2003-C8, Class A3,
4.830%, 11/15/2027	488,647	508,601
Series 2006-C7, Class A3,
5.347%, 11/15/2038	311,000	329,818
Series 2007-C2, Class A3,
5.430%, 02/15/2040	50,000	51,509

The accompanying notes are an integral part of the financial statements.	301

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Morgan Stanley Capital I
Series 2003-IQ4, Class A2,
4.070%, 05/15/2040	$420,000	$437,961
Series 2007-T27, Class A1,
5.606%, 06/11/2042	325,104	336,155
Series 2006-T23, Class A1,
5.682%, 08/12/2041	43,881	44,499
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A1,
5.380%, 01/15/2039	221	220
Series 2002-TOP7, Class A2,
5.980%, 01/15/2039	366,000	386,705
Sequoia Mortgage Trust,
Series 2010-H1, Class A1
3.750%, 02/25/2040 (P)	117,201	117,240
Vendee Mortgage Trust,
Series 1996-3, Class 4
9.611%, 03/15/2025 (P)	7,859	8,514
Wells Fargo Mortgage Backed Securities
Trust, Series 2005-AR2, Class 2A2
2.875%, 03/25/2035 (P)	237,087	216,709
Wells Fargo Mortgage Backed
Securities Trust
Series 2003-O, Class 5A1,
4.809%, 01/25/2034 (P)	243,598	240,004
Series 2005-AR2, Class 3A1,
4.885%, 03/25/2035 (P)	132,444	125,336
Series 2006-AR16, Class A1,
5.552%, 10/25/2036 (P)	629,326	505,359

		15,781,839
U.S. Government Agency - 0.56%
Federal Home Loan Mortgage Corp.
Series 199, Class PO,
zero coupon 08/01/2028	5,577	5,113
Series 2568, Class KA,
4.250%, 12/15/2021	97,180	99,205
Series 2003-2614, Class IH IO,
4.500%, 05/15/2016	56,329	1,081
Series 2003-2586, Class NJ,
4.500%, 08/15/2016	78,344	80,205
Series 2003-2627, Class IE IO,
4.500%, 04/15/2018	18,392	1,191
Series 2688, Class DE,
4.500%, 02/15/2020	119,554	121,921
Series 232, Class IO, IO,
5.000%, 08/01/2035	1,191,625	160,776
Series 2003-41, Class YV,
5.500%, 04/25/2014	156,563	167,518
Series 2005-R003, Class VA,
5.500%, 08/15/2016	357,959	383,805
Series R005, Class AB,
5.500%, 12/15/2018	226,914	235,406
Series 3354, Class PA,
5.500%, 07/15/2028	335,735	344,145
Series R006, Class AK,
5.750%, 12/15/2018	224,643	231,234
Series 2006-3123, Class VB,
6.000%, 09/15/2013	133,312	137,211
Series 2006-R007, Class VA,
6.000%, 09/15/2016	131,625	137,780
Series R013, Class AB,
6.000%, 12/15/2021	77,662	80,384

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2006-3152, Class DA,
6.000%, 09/15/2025	$8,921	$8,911
Series 2006-3195, Class PN,
6.500%, 08/15/2030	282,821	289,312
Federal National Mortgage Association
Series 2004-21, Class AC,
4.000%, 05/25/2016	7,785	7,765
Series 400, Class 2, IO,
4.500%, 11/25/2039	2,714,693	432,354
Series 2005-46, Class CN,
5.000%, 01/25/2020	127,505	131,787
Series 2002-84, Class VA,
5.500%, 11/25/2013	106,302	112,242
Series 2006-B2, Class AB,
5.500%, 05/25/2014	94,398	95,935
Series 2006-3136, Class PB,
6.000%, 01/15/2030	411,000	424,098
Series 319, Class 2 IO,
6.500%, 02/01/2032	21,041	3,564
Government National
Mortgage Association
Series 1998-6, Class EA PO,
zero coupon 03/16/2028	23,231	20,355
Series 2004-43, Class A,
2.822%, 12/16/2019	337,515	340,415
Series 2004-43, Class D,
4.994%, 03/16/2030 (P)	56,000	60,942
Series 2004-44, Class PC,
5.500%, 05/20/2031	576,000	590,010

		4,704,665

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $19,836,299)		$20,486,504

ASSET BACKED SECURITIES - 1.97%
Ally Auto Receivables Trust,
Series 2010-2, Class A3
1.380%, 07/15/2014	240,000	242,245
American Express Credit Account
Master Trust
Series 2006-B, Class A,
0.316%, 08/15/2013 (P)(S)	170,000	169,976
Series 2010-1, Class B,
0.876%, 11/16/2015 (P)	390,000	389,891
Series 2006-2 Class B,
5.550%, 01/15/2014	175,000	180,646
AmeriCredit Automobile
Receivables Trust
Series 2010-1, Class C,
5.190%, 08/17/2015	135,000	142,347
Series 2006-RM, Class A3,
5.530%, 01/06/2014	675,000	691,798
Bank of America Auto Trust,
Series 2010-1A, Class A2
0.750%, 06/15/2012 (S)	170,000	170,161
Bank of America Credit Card Trust,
Series 2007-A8, Class A8
5.590%, 11/17/2014	290,000	314,520
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.640%, 12/25/2028 (P)	35,185	34,035
BMW Vehicle Lease Trust,
Series 2009-1, Class A3
2.910%, 03/15/2012	264,981	267,706

The accompanying notes are an integral part of the financial statements.	302

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Cabela’s Master Credit Card Trust
Series 2006-3A, Class A2,
0.326%, 10/15/2014 (P)(S)	$500,000	$496,615
Series 2005-1A, Class A1,
4.970%, 10/15/2013 (S)	140,000	140,724
Capital Auto Receivables Asset Trust,
Series 2007-SN2, Class A4
1.306%, 05/16/2011 (P)(S)	81,911	81,930
Capital One Multi-Asset Execution Trust,
Series 2003-C4, Class C4
6.000%, 08/15/2013	325,000	326,631
Carmax Auto Owner Trust
Series 2010-2, Class A3,
1.410%, 02/16/2015	180,000	181,749
Series 2010-2, Class A4,
2.040%, 10/15/2015	175,000	177,975
CenterPoint Energy Transition Bond
Company LLC,
Series 2005-A, Class A2
4.970%, 08/01/2014	98,463	102,662
Chase Funding Mortgage Loan Asset-
Backed Certificates
Series 2002-4, Class 2A1,
1.004%, 10/25/2032 (P)	8,246	6,688
Series 2003-3, Class 1A6,
3.717%, 10/25/2014	139,410	137,413
Series 2002-2, Class 1M1,
5.599%, 09/25/2031	19,877	11,598
Chesapeake Funding LLC,
Series 2009-4A, Class C
2.295%, 09/07/2020 (P)(S)	325,000	320,239
Chrysler Financial Lease Trust,
Series 2010-A, Class A2
1.780%, 06/15/2011 (S)	250,000	250,783
CitiFinancial Auto Issuance Trust,
Series 2009-1, Class A3
2.590%, 10/15/2013 (S)	326,000	331,505
CNH Equipment Trust
Series 2010-A, Class A4,
2.490%, 01/15/2016	355,000	367,312
Series 2009-B, Class A3,
2.970%, 03/15/2013	128,962	130,056
Series 2009-C, Class A4,
3.000%, 08/17/2015	625,000	654,122
Series 2007-A, Class B,
5.090%, 06/16/2014	295,000	297,512
Daimler Chrysler Auto Trust,
Series 2008-A, Class A3A
3.700%, 06/08/2012	106,160	107,084
Detroit Edison Securitization Funding
LLC, Series 2001-1, Class A5
6.420%, 03/01/2015	450,000	495,007
Discover Card Master Trust,
Series 2009-A2, Class A
1.576%, 02/17/2015 (P)	545,000	554,959
Ford Credit Auto Owner Trust
Series 2009-E, Class A3,
1.510%, 01/15/2014	115,000	116,061
Series 2009-E, Class A4,
2.420%, 11/15/2014	101,000	104,178
Series 2009-D, Class A4,
2.980%, 08/15/2014	250,000	260,772
Ford Credit Floorplan Master
Owner Trust
Series 2010-3, Class A1,
4.200%, 02/15/2017 (S)	225,000	244,899

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner
Trust (continued)
Series 2010-3, Class C,
4.990%, 02/15/2017 (S)	$485,000	$514,306
GE Capital Credit Card Master
Note Trust, Series 2009-2, Class A
3.690%, 07/15/2015	1,025,000	1,074,751
GE Equipment Midticket LLC,
Series 2009-1, Class A3
2.340%, 06/17/2013	335,000	339,317
GS Auto Loan Trust,
Series 2007-1, Class A4
5.480%, 12/15/2014	320,000	330,546
Honda Auto Receivables Owner Trust,
Series 2009-2, Class A4
4.430%, 07/15/2015	190,000	201,291
Household Automotive Trust,
Series 2006-2, Class A4
5.670%, 06/17/2013	185,296	185,711
Hyundai Auto Receivables Trust,
Series 2009-A, Class A4
3.150%, 03/15/2016	295,000	310,130
John Deere Owner Trust,
Series 2009-B, Class A3
1.570%, 10/15/2013	150,000	151,340
John Deere Owner Trust,
Series 2009-A, Class A3
2.590%, 10/15/2013	93,932	95,129
JPMorgan Auto Receivables Trust,
Series 2007-A, Class A4
5.190%, 02/15/2014 (S)	120,766	121,558
JPMorgan Mortgage Acquisition Corp.,
Series 2007-CH1, Class AV2
0.324%, 11/25/2036 (P)	41,294	40,482
Marriott Vacation Club Owner Trust
Series 2006-2A, Class A,
5.362%, 10/20/2028 (S)	98,148	99,996
Series 2006-1A, Class A,
5.737%, 04/20/2028 (S)	288,694	296,717
Series 2006-1A, Class B,
5.827%, 04/20/2028 (S)	13,528	12,158
MBNA Credit Card Master Note Trust,
Series 2006-C3, Class C3
0.566%, 10/15/2013 (P)	415,000	410,847
MMAF Equipment Finance LLC,
Series 2009-AA, Class A3
2.370%, 11/15/2013 (S)	110,000	111,624
Nissan Auto Lease Trust,
Series 2009-A, Class A3
2.920%, 12/15/2011	160,000	161,686
Nissan Auto Receivables Owner Trust,
Series 2008-A, Class A3
3.890%, 08/15/2011	7,440	7,450
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.520%, 12/31/2010	224,085	224,082
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.610%, 06/15/2015	281,000	310,442
Residential Asset Mortgage Products,
Inc., Series 2003-RZ2
3.600%, 04/25/2033	18,945	17,225
SLM Student Loan Trust,
Series 2008-4, Class A2
1.548%, 07/25/2016 (P)	675,000	686,643

The accompanying notes are an integral part of the financial statements.	303

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Toyota Auto Receivables Owner Trust
Series 2010-B, Class A4,
1.470%, 01/17/2017	65,000	$65,436
Series 2010-A, Class A4,
1.860%, 05/16/2016	830,000	841,804
USAA Auto Owner Trust
Series 2010-1, Class A4,
2.140%, 09/15/2015	260,000	267,148
Series 2008-1, Class A3,
4.160%, 04/16/2012	54,059	54,292
Volkswagen Auto Lease Trust,
Series 2009-A, Class A3
3.410%, 04/16/2012	400,000	407,075
Volkswagen Auto Loan Enhanced Trust,
Series 2010-1, Class A2
0.660%, 05/21/2012	110,000	110,074
World Financial Network Credit Card
Master Trust
Series 2010-A, Class A,
3.960%, 04/15/2019	155,000	160,916
Series 2009-D, Class A,
4.660%, 05/15/2017	320,000	341,805

TOTAL ASSET BACKED SECURITIES (Cost $16,131,945)		$16,453,780

COMMON STOCKS - 12.70%
Consumer Discretionary - 1.93%
Auto Components - 0.06%
Lear Corp. (I)	3,425	252,286
Dana Holding Corp. (I)	20,725	212,639

		464,925
Automobiles - 0.06%
Harley-Davidson, Inc. (L)	21,300	518,016
Distributors - 0.07%
Genuine Parts Company	13,100	549,283
Diversified Consumer Services - 0.03%
H&R Block, Inc. (L)	21,400	274,990
Hotels, Restaurants & Leisure - 0.14%
Lakes Gaming, Inc. (I)	22,900	45,571
MGM Resorts International (I)(L)	31,300	282,013
Marriott International, Inc., Class A (L)	25,999	832,228

		1,159,812
Household Durables - 0.31%
Whirlpool Corp.	12,300	912,168
Fortune Brands, Inc.	32,700	1,464,633
D.R. Horton, Inc. (L)	19,700	202,122

		2,578,923
Leisure Equipment & Products - 0.11%
Mattel, Inc.	43,400	910,966
Media - 0.72%
Time Warner, Inc.	54,333	1,628,903
Cablevision Systems Corp., Class A	31,300	785,317
Madison Square Garden, Inc., Class A (I)	7,525	147,377
The New York Times
Company, Class A (I)(L)	47,600	341,768
The McGraw-Hill Companies, Inc.	37,200	1,028,580
The Walt Disney Company	41,300	1,345,967
Comcast Corp., Class A	25,000	428,000
WPP PLC	34,500	340,918

		6,046,830
Multiline Retail - 0.05%
Macy’s, Inc.	23,000	447,120

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail - 0.38%
Bed Bath & Beyond, Inc. (I)	26,400	$949,608
Home Depot, Inc.	62,000	1,724,220
Tiffany & Company (L)	12,700	503,301

		3,177,129

		16,127,994
Consumer Staples - 0.58%
Food Products - 0.44%
Archer-Daniels-Midland Company	10,000	307,800
B&G Foods, Inc.	25,350	270,738
Campbell Soup Company (L)	5,000	186,300
Kraft Foods, Inc., Class A	21,700	649,915
McCormick & Company, Inc. (Non
Voting shares)	13,100	522,297
The Hershey Company (L)	37,400	1,737,978

		3,675,028
Household Products - 0.14%
Kimberly-Clark Corp.	18,800	1,210,720

		4,885,748
Energy - 1.62%
Energy Equipment & Services - 0.16%
Baker Hughes, Inc. (L)	6,600	248,028
Schlumberger, Ltd.	21,400	1,141,262

		1,389,290
Oil, Gas & Consumable Fuels - 1.46%
Anadarko Petroleum Corp.	19,700	906,003
BP PLC, SADR (L)	25,100	874,233
Chevron Corp.	38,100	2,825,496
ConocoPhillips	11,500	602,945
Exxon Mobil Corp.	39,300	2,324,988
Murphy Oil Corp.	27,100	1,451,476
Royal Dutch Shell PLC, ADR (L)	37,700	1,999,985
Spectra Energy Corp.	24,600	500,364
Sunoco, Inc. (L)	20,800	700,544

		12,186,034

		13,575,324
Financials - 2.69%
Capital Markets - 0.21%
Legg Mason, Inc. (L)	32,700	828,291
The Bank of New York Mellon Corp.	39,700	963,519

		1,791,810
Commercial Banks - 0.67%
CIT Group, Inc. (I)	7,300	267,764
KeyCorp	65,100	479,787
Marshall & Ilsley Corp.	38,300	250,865
Regions Financial Corp.	61,600	396,088
SunTrust Banks, Inc.	36,200	814,138
U.S. Bancorp	73,100	1,520,480
Wells Fargo & Company	78,800	1,855,740

		5,584,862
Consumer Finance - 0.45%
American Express Company	58,900	2,348,343
Capital One Financial Corp. (L)	19,100	723,126
SLM Corp. (I)	63,000	696,150

		3,767,619
Diversified Financial Services - 0.70%
Bank of America Corp.	160,585	1,999,283
JPMorgan Chase & Company	88,300	3,210,588

The accompanying notes are an integral part of the financial statements.	304

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
NYSE Euronext (L)	21,900	$607,506

		5,817,377
Insurance - 0.43%
Chubb Corp.	9,900	545,688
Lincoln National Corp.	32,400	756,864
Marsh & McLennan Companies, Inc.	50,800	1,204,976
Sun Life Financial, Inc. (L)	25,800	604,494
The Progressive Corp.	8,600	170,280
The Travelers Companies, Inc.	6,500	318,370

		3,600,672
Investment Companies - 0.23%
TALF Fund Term Asset Backed
Management Fees Company	153,095	1,948,902

		22,511,242
Health Care - 0.76%
Biotechnology - 0.08%
Amgen, Inc. (I)	11,800	602,272
Health Care Equipment & Supplies - 0.04%
Beckman Coulter, Inc. (L)	7,700	351,428
Pharmaceuticals - 0.64%
Bristol-Myers Squibb Company	38,100	993,648
Eli Lilly & Company	27,700	929,612
Johnson & Johnson	21,000	1,197,420
Merck & Company, Inc.	35,600	1,251,696
Pfizer, Inc.	62,506	995,721

		5,368,097

		6,321,797
Industrials - 1.72%
Aerospace & Defense - 0.41%
Honeywell International, Inc.	28,700	1,121,883
ITT Corp.	16,700	709,750
Lockheed Martin Corp.	9,000	625,680
The Boeing Company	16,100	984,193

		3,441,506
Air Freight & Logistics - 0.15%
United Parcel Service, Inc., Class B	19,700	1,256,860
Building Products - 0.09%
Masco Corp.	52,600	551,774
USG Corp. (I)(L)	19,700	239,749

		791,523
Commercial Services & Supplies - 0.08%
Avery Dennison Corp.	20,000	650,400
Electrical Equipment - 0.14%
Cooper Industries PLC	16,500	694,485
Emerson Electric Company	9,600	447,840

		1,142,325
Industrial Conglomerates - 0.54%
3M Company	23,800	1,869,490
General Electric Company	184,000	2,664,320

		4,533,810
Machinery - 0.31%
Deere & Company	12,500	790,875
Eaton Corp.	5,900	409,932
Illinois Tool Works, Inc.	30,200	1,246,052

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Pall Corp.	3,800	$129,922

		2,576,781

		14,393,205
Information Technology - 0.70%
Communications Equipment - 0.04%
Cisco Systems, Inc. (I)	18,600	372,930
Computers & Peripherals - 0.06%
Dell, Inc. (I)	41,300	486,101
Internet Software & Services - 0.08%
eBay, Inc. (I)	29,500	685,580
IT Services - 0.09%
Computer Sciences Corp.	19,100	760,371
Semiconductors & Semiconductor Equipment - 0.23%
Analog Devices, Inc.	33,400	931,192
Applied Materials, Inc.	51,000	529,890
Intel Corp.	24,200	428,824

		1,889,906
Software - 0.20%
Electronic Arts, Inc. (I)	25,200	384,048
Microsoft Corp.	55,900	1,312,532

		1,696,580

		5,891,468
Materials - 0.91%
Chemicals - 0.38%
E.I. Du Pont de Nemours & Company	28,400	1,157,868
International Flavors & Fragrances, Inc.	20,300	927,507
Monsanto Company	21,300	1,121,445

		3,206,820
Construction Materials - 0.09%
Vulcan Materials Company (L)	20,000	735,200
Containers & Packaging - 0.02%
Rock-Tenn Company, Class A	3,725	179,471
Metals & Mining - 0.15%
Alcoa, Inc. (L)	31,500	321,615
Nucor Corp. (L)	26,400	970,992

		1,292,607
Paper & Forest Products - 0.27%
International Paper Company	56,500	1,155,990
MeadWestvaco Corp.	26,800	583,168
Smurfit-Stone Container Corp. (I)	18,847	323,603
Weyerhaeuser Company	9,900	155,430

		2,218,191

		7,632,289
Telecommunication Services - 0.65%
Diversified Telecommunication Services - 0.49%
AT&T, Inc.	84,935	2,295,793
Qwest Communications
International, Inc. (L)	152,400	861,060
Verizon Communications, Inc.	33,200	979,732

		4,136,585
Wireless Telecommunication Services - 0.16%
MetroPCS Communications, Inc. (I)(L)	24,950	223,053
Sprint Nextel Corp. (I)(L)	150,575	614,346

The accompanying notes are an integral part of the financial statements.	305

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
Vodafone Group PLC	202,500	$489,064

		1,326,463

		5,463,048
Utilities - 1.14%
Electric Utilities - 0.66%
Duke Energy Corp.	43,000	739,170
Entergy Corp. (L)	10,800	851,472
Exelon Corp.	28,000	1,140,160
FirstEnergy Corp. (L)	14,000	511,420
Pinnacle West Capital Corp.	16,400	653,540
PPL Corp.	25,000	679,000
Progress Energy, Inc. (L)	20,700	888,237

		5,462,999
Independent Power Producers & Energy Traders - 0.09%
Constellation Energy Group, Inc.	16,400	481,012
NRG Energy, Inc. (I)(L)	13,400	272,288

		753,300
Multi-Utilities - 0.39%
CenterPoint Energy, Inc.	20,600	304,674
NiSource, Inc.	66,400	1,151,376
PG&E Corp.	16,400	766,864
TECO Energy, Inc. (L)	13,800	232,944
Xcel Energy, Inc.	36,800	821,008

		3,276,866

		9,493,165

TOTAL COMMON STOCKS (Cost $109,849,513)		$106,295,280

PREFERRED STOCKS - 0.52%
Consumer Discretionary - 0.05%
Automobiles - 0.02%
Motors Liquidation Company,
Series C 6.250% (I)	26,500	194,775
Household Durables - 0.00%
Sealy Corp., PIK 8.000% (I)	400	28,600
Media - 0.03%
Spanish Broadcasting System, Series B,
PIK 10.750%	308	200,200

		423,575
Financials - 0.20%
Consumer Finance - 0.04%
SLM Corp. 7.250%	550	316,448
Diversified Financial Services - 0.16%
Ally Financial, Inc. 7.000% (S)	1,700	1,404,253
Thrifts & Mortgage Finance - 0.00%
Federal Home Loan Mortgage Corp.,
Series Z 8.375% (I)	7,400	2,442
Federal National Mortgage Association,
Series S 8.250% (I)	6,125	2,113

		4,555

		1,725,256
Telecommunication Services - 0.27%
Communications Equipment - 0.21%
Lucent Technologies Capital Trust
I 7.750%	2,300	1,725,000

Spectrum Income Fund (continued)
	Shares or
	Principal
		Value

PREFERRED STOCKS (continued)
Wireless Telecommunication Services - 0.06%
Crown Castle International
Corp. 6.250%	8,750	$513,013

		2,238,013

TOTAL PREFERRED STOCKS (Cost $4,568,402)		$4,386,844

SHORT-TERM INVESTMENTS - 4.87%
Repurchase Agreement - 0.22%
Repurchase Agreement with State Street
Corp. dated 08/31/2010 at 0.010% to
be repurchased at $1,876,001 on
09/01/2010, collateralized by
$1,915,000 U.S. Treasury Bills,
0.000% due 01/06/2011 (valued at
$1,914,043, including interest)	$1,876,000	1,876,000
Short-Term Securities* - 2.59%
T. Rowe Price Reserve Investment
Fund, 0.3097%	21,694,484	21,694,484
Securities Lending Collateral - 2.06%
John Hancock Collateral Investment
Trust, 0.3330% (W)(Y)	1,718,050	17,197,850

TOTAL SHORT-TERM INVESTMENTS (Cost $40,768,715)		$40,768,334

Total Investments (Spectrum Income Fund)
(Cost $812,635,436) - 101.18%		$846,575,414
Other assets and liabilities, net - (1.18%)		(9,845,728)

TOTAL NET ASSETS - 100.00%		$836,729,686

Strategic Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 28.18%
Treasury Inflation Protected Securities (D) - 4.70%
1.750%, 01/15/2028 (F)	$1,477,453	$1,557,905
2.500%, 01/15/2029	5,563,515	6,529,308
3.875%, 04/15/2029	742,515	1,028,963

		9,116,176
U.S. Treasury Notes - 0.29%
1.750%, 07/31/2015	400,000	408,408
3.500%, 05/15/2020	130,000	141,710

		550,118
U.S. Treasury Strips - 2.53%
zero coupon 11/15/2021 to 05/15/2030	8,140,000	4,907,220
Federal Home Loan Mortgage Corp. - 1.32%
4.500%, TBA	300,000	314,647
5.500%, TBA	2,100,000	2,241,258

		2,555,905
Federal National Mortgage Association - 11.37%
zero coupon 02/01/2019 to 10/09/2019	1,720,000	1,139,890
2.393%, 11/01/2035 (P)	101,361	102,777
3.500%, TBA	200,000	205,042
4.000%, TBA	500,000	516,869
4.500%, TBA	4,100,000	4,305,937
4.625%, 05/01/2013	1,230,000	1,333,420
5.000%, TBA	3,300,000	3,506,695
5.250%, 08/01/2012	960,000	1,038,882

The accompanying notes are an integral part of the financial statements.	306

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Strategic Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
5.500%, TBA		$6,300,000	$6,735,585
5.500%, 04/01/2036		1,545,614	1,634,125
6.000%, TBA		300,000	323,484
6.000%, 04/18/2036		640,000	744,890
6.500%, 10/01/2032		362,649	401,549
7.500%, 07/01/2030 to 02/01/2031		8,217	9,358
8.000%, 08/01/2027		34,902	39,764

			22,038,267
Government National Mortgage Association - 5.79%
4.500%, TBA		4,900,000	5,197,063
4.500%, 03/15/2040		99,401	105,726
5.000%, TBA		500,000	537,305
5.000%, 01/15/2040		2,665,643	2,869,828
5.500%, TBA		500,000	540,273
6.000%, TBA		1,800,000	1,959,469
7.500%, 04/15/2022 to 10/15/2027		5,802	6,620

			11,216,284
The Financing Corp. - 1.87%
zero coupon 02/08/2018 to 09/26/2019		4,490,000	3,624,069
Tennessee Valley Authority - 0.31%
5.250%, 09/15/2039		510,000	605,895

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $51,027,836)			$54,613,934

FOREIGN GOVERNMENT
OBLIGATIONS - 4.79%
Brazil - 2.42%
Federative Republic of Brazil
10.000%, 01/01/2012 to 01/01/2017	BRL	8,291,000	$4,688,444
Indonesia - 0.44%
Republic of Indonesia
11.000%, 09/15/2025	IDR	6,551,000,000	861,998
Italy - 0.24%
Republic of Italy
5.804%, 10/25/2032		$440,000	461,309
Russia - 0.42%
Government of Russia
7.500%, 03/31/2030		678,040	805,240
Turkey - 1.27%
Republic of Turkey
6.875%, 03/17/2036		2,215,000	2,458,650

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $8,774,636)			$9,275,641

CORPORATE BONDS - 38.30%
Basic Materials - 1.47%
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017		590,000	654,900
NewPage Corp.
11.375%, 12/31/2014		415,000	337,188
Rio Tinto Finance USA, Ltd.
9.000%, 05/01/2019		590,000	806,492
Steel Dynamics, Inc.
7.375%, 11/01/2012		110,000	116,875
Teck Resources, Ltd.
9.750%, 05/15/2014		79,000	97,894
10.250%, 05/15/2016		160,000	193,400
Vale Overseas, Ltd.
6.875%, 11/21/2036		327,000	372,822

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Basic Materials (continued)
Vedanta Resources PLC
8.750%, 01/15/2014 (S)	$260,000	$271,050

		2,850,621
Communications - 4.99%
America Movil SAB de CV
5.000%, 03/30/2020	310,000	337,953
AT&T, Inc.
5.800%, 02/15/2019	240,000	283,073
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)	320,000	348,800
CCH II LLC / CCH II Capital Corp.
13.500%, 11/30/2016	192,388	227,980
Cengage Learning Acquisitions, Inc.
10.500%, 01/15/2015 (S)	130,000	124,150
Cincinnati Bell Telephone Company LLC
6.300%, 12/01/2028	95,000	70,300
Comcast Corp.
5.700%, 05/15/2018	1,110,000	1,264,358
6.500%, 01/15/2015	320,000	375,290
Cricket Communications, Inc.
7.750%, 05/15/2016	505,000	521,413
Deutsche Telekom International
Finance BV
5.750%, 03/23/2016	300,000	344,304
Hawaiian Telcom Communications, Inc.
12.500%, 05/01/2015 (H)	110,000	11
Koninklijke KPN NV
8.375%, 10/01/2030	450,000	628,471
Qwest Communications International, Inc.
8.000%, 10/01/2015 (S)	145,000	155,875
Qwest Corp.
3.787%, 06/15/2013 (P)	90,000	92,250
Telecom Italia Capital SA
5.250%, 10/01/2015	350,000	372,626
Telefonica Emisiones SAU
5.134%, 04/27/2020	320,000	344,971
Time Warner Cable, Inc.
7.300%, 07/01/2038	410,000	507,315
8.750%, 02/14/2019	420,000	551,060
True Move Company, Ltd.
10.750%, 12/16/2013 (S)	195,000	205,969
Univision Communications, Inc.
12.000%, 07/01/2014 (S)	720,000	780,300
UPC Holding BV
9.875%, 04/15/2018 (S)	130,000	135,363
Verizon Communications, Inc.
5.500%, 02/15/2018	330,000	377,271
8.950%, 03/01/2039	280,000	416,296
Verizon Wireless Capital LLC
8.500%, 11/15/2018	400,000	539,626
VIP Finance Ireland, Ltd. for OJSC
Vimpel Communications
8.375%, 04/30/2013 (S)	100,000	106,000
WPP Finance UK
8.000%, 09/15/2014	480,000	564,816

		9,675,841
Consumer, Cyclical - 4.30%
CCM Merger, Inc.
8.000%, 08/01/2013 (S)	200,000	182,000
Continental Airlines, Inc.
7.339%, 04/19/2014	123,910	122,671
CVS Caremark Corp.
6.600%, 03/15/2019	470,000	564,378

The accompanying notes are an integral part of the financial statements.	307

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
CVS Pass-Through Trust
6.036%, 12/10/2028	$309,435	$326,362
9.350%, 01/10/2023 (S)	1,900,000	2,011,207
Delta Air Lines, Inc.
8.021%, 08/10/2022	333,828	326,818
9.500%, 09/15/2014 (S)	125,000	134,063
Delta Air Lines, Inc., Class G
6.417%, 07/02/2012	520,000	536,276
El Pollo Loco, Inc.
11.750%, 11/15/2013	395,000	284,894
Harrah’s Operating Company, Inc.
10.750%, 02/01/2016	520,000	404,300
11.250%, 06/01/2017	730,000	781,100
Inn of the Mountain Gods Resort & Casino
12.000%, 11/15/2010 (H)	190,000	83,125
MGM Resorts International
6.625%, 07/15/2015	20,000	15,825
10.375%, 05/15/2014	170,000	185,300
11.125%, 11/15/2017	110,000	122,925
Mohegan Tribal Gaming Authority
6.875%, 02/15/2015	150,000	84,750
7.125%, 08/15/2014	150,000	86,250
11.500%, 11/01/2017 (S)	100,000	92,500
Motors Liquidation Company
8.250%, 07/15/2023 (H)(P)	320,000	100,000
8.375%, 07/15/2033 (H)	3,145,000	1,006,400
Sbarro, Inc.
10.375%, 02/01/2015	160,000	104,000
Snoqualmie Entertainment Authority
4.428%, 02/01/2014 (P)(S)	45,000	37,125
9.125%, 02/01/2015 (S)	700,000	616,000
Station Casinos, Inc.
7.750%, 08/15/2016 (H)	240,000	576
SuperMedia, Inc.
8.000%, 11/15/2016 (I)	1,045,000	0
Wal-Mart Stores, Inc.
5.800%, 02/15/2018	100,000	120,209

		8,329,054
Consumer, Non-cyclical - 2.63%
Alliance One International, Inc.
10.000%, 07/15/2016	120,000	125,700
Altegrity, Inc.
10.500%, 11/01/2015 (S)	510,000	499,800
American Greetings Corp.
7.375%, 06/01/2016	15,000	15,188
Anheuser-Busch InBev Worldwide, Inc.
5.375%, 01/15/2020	580,000	653,839
Biomet, Inc.
10.000%, 10/15/2017	40,000	43,400
Ceridian Corp., PIK
12.250%, 11/15/2015 (P)	117,150	106,607
HCA, Inc.
7.500%, 11/15/2095	40,000	30,450
9.125%, 11/15/2014	670,000	703,500
Humana, Inc.
6.300%, 08/01/2018	475,000	517,512
Kraft Foods, Inc.
5.375%, 02/10/2020	390,000	433,738
Medtronic, Inc.
4.450%, 03/15/2020	150,000	165,041
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	400,000	485,381
Service Corp. International
7.500%, 04/01/2027	30,000	27,338

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Tenet Healthcare Corp.
10.000%, 05/01/2018	$125,000	$140,625
The Kroger Company
6.150%, 01/15/2020	60,000	71,596
U.S. Oncology Holdings, Inc., PIK
6.643%, 03/15/2012	490,000	456,925
U.S. Oncology, Inc.
9.125%, 08/15/2017	520,000	538,200
Universal Hospital Services, Inc.
4.134%, 06/01/2015 (P)	50,000	42,625
Universal Hospital Services, Inc., PIK
8.500%, 06/01/2015	40,000	40,200

		5,097,665
Energy - 8.57%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	50,000	49,544
8.700%, 03/15/2019	440,000	484,168
Belden & Blake Corp.
8.750%, 07/15/2012	725,000	699,625
Chesapeake Energy Corp.
6.625%, 08/15/2020	600,000	602,250
Cie Generale de Geophysique-Veritas
7.500%, 05/15/2015	50,000	49,500
Conoco, Inc.
6.950%, 04/15/2029	600,000	775,917
Corral Petroleum Holdings AB, PIK
2.000%, 09/18/2011 (P)(S)	79,782	73,599
El Paso Corp.
7.375%, 12/15/2012	475,000	503,945
El Paso Natural Gas Company
8.375%, 06/15/2032	480,000	595,425
Energy Transfer Partners LP
9.000%, 04/15/2019	560,000	700,908
Enterprise Products Operating LLC
6.300%, 09/15/2017	630,000	727,220
Hess Corp.
8.125%, 02/15/2019	900,000	1,173,744
Kerr-McGee Corp.
6.950%, 07/01/2024	280,000	283,690
Kinder Morgan Energy Partners LP
5.000%, 12/15/2013	100,000	108,011
5.950%, 02/15/2018	650,000	727,585
6.750%, 03/15/2011	70,000	72,073
Occidental Petroleum Corp.
7.000%, 11/01/2013	400,000	470,903
Peabody Energy Corp.
6.500%, 09/15/2020	860,000	904,075
Pemex Project Funding Master Trust
6.625%, 06/15/2035	2,699,000	2,938,822
Petrobras International Finance Company
5.750%, 01/20/2020	375,000	402,101
Plains Exploration & Production Company
8.625%, 10/15/2019	195,000	203,775
10.000%, 03/01/2016	240,000	262,800
QEP Resources, Inc.
6.875%, 03/01/2021	910,000	948,675
Quicksilver Resources, Inc.
11.750%, 01/01/2016	370,000	425,500
SandRidge Energy, Inc.
9.875%, 05/15/2016 (S)	610,000	606,950
Shell International Finance BV
4.375%, 03/25/2020	400,000	438,651
The Williams Companies, Inc.
7.875%, 09/01/2021	144,000	174,948

The accompanying notes are an integral part of the financial statements.	308

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
The Williams Companies, Inc. (continued)
8.750%, 03/15/2032	$138,000	$174,187
Whiting Petroleum Corp.
7.000%, 02/01/2014	375,000	388,125
Williams Partners LP
5.250%, 03/15/2020	70,000	75,587
XTO Energy, Inc.
5.500%, 06/15/2018	470,000	562,290

		16,604,593
Financial - 14.57%
Ally Financial, Inc.
7.500%, 09/15/2020 (S)	1,390,000	1,376,100
8.000%, 03/15/2020 (S)	112,000	114,800
8.300%, 02/12/2015 (S)	10,000	10,400
American Express Company
8.125%, 05/20/2019	740,000	952,815
American General Finance Corp., MTN
6.900%, 12/15/2017	180,000	139,500
American International Group, Inc., MTN
5.850%, 01/16/2018	110,000	106,150
Ashton Woods USA LLC (Zero Coupon
steps up to 11.000% on 06/30/2012)
06/30/2015 (S)	39,000	20,768
Bank of America Corp.
4.500%, 04/01/2015	190,000	196,895
5.420%, 03/15/2017	400,000	409,570
Bank of Tokyo-Mitsubishi UFJ, Ltd.
3.850%, 01/22/2015 (S)	360,000	383,364
Berkshire Hathaway, Inc.
3.200%, 02/11/2015	360,000	380,115
Citigroup, Inc.
5.000%, 09/15/2014	750,000	770,630
5.875%, 05/29/2037	340,000	338,827
6.010%, 01/15/2015	550,000	592,582
6.125%, 08/25/2036	50,000	48,208
6.875%, 03/05/2038	720,000	781,752
Corporacion Andina de Fomento
6.875%, 03/15/2012	916,000	983,511
Countrywide Financial Corp.
6.250%, 05/15/2016	320,000	343,212
Credit Suisse USA, Inc.
5.500%, 08/16/2011	190,000	198,682
Dexia Credit Local
2.375%, 09/23/2011 (S)	460,000	465,784
Ford Motor Credit Company LLC
12.000%, 05/15/2015	250,000	295,455
General Electric Capital Corp.
5.625%, 05/01/2018	530,000	584,613
General Electric Capital Corp., GMTN
6.000%, 08/07/2019	970,000	1,090,891
Glitnir Banki HF
6.330%, 07/28/2011 (H)(P)(S)	440,000	125,400
6.375%, 09/25/2012 (H)(P)(S)	580,000	165,300
6.693%, 06/15/2016 (H)(P)(S)	620,000	775
Glitnir Banki HF (7.451% to 09/14/2016,
then 3 month LIBOR + 3.117%)
(H)(Q)(S)	100,000	125
HSBC Finance Capital Trust IX (5.911% to
11-30-15, then 3 month LIBOR
+ 1.926%)
11/30/2035	1,150,000	1,039,313
ICICI Bank, Ltd. (6.375% to 04/30/2017,
then 6 month LIBOR + 2.280%)
04/30/2022 (S)	286,000	283,393

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
ICICI Bank, Ltd. (6.375% to 04/30/2017,
then 6 month LIBOR + 2.280%)
04/30/2022	$140,000	$137,550
International Lease Finance Corp.
5.875%, 05/01/2013	815,000	776,288
Kaupthing Bank HF
7.125%, 05/19/2016 (H)(P)(S)	230,000	2
7.625%, 02/28/2015 (H)(P)(S)	1,280,000	320,000
Lehman Brothers Holdings, Inc.
4.500%, 07/26/2010 (H)(P)	775,000	162,750
6.200%, 09/26/2014 (H)(P)	290,000	60,900
6.750%, 12/28/2017 (H)(P)	2,620,000	812
Lloyds TSB Bank PLC
2.800%, 04/02/2012 (S)	650,000	664,367
4.375%, 01/12/2015 (S)	390,000	400,713
5.800%, 01/13/2020 (S)	310,000	319,592
Merrill Lynch & Company, Inc.
5.700%, 05/02/2017	860,000	895,445
MetLife, Inc.
6.400%, 12/15/2036	900,000	819,000
Morgan Stanley
0.975%, 10/18/2016 (P)	150,000	130,828
4.750%, 04/01/2014	690,000	710,778
Nordea Bank AB
4.875%, 01/27/2020 (S)	340,000	369,381
Resona Preferred Global Securities, Ltd.
(7.191% to 07/30/2015, then 12 month
LIBOR + 3.760%)
(Q)(S)	310,000	297,290
RSHB Capital SA for OJSC Russian
Agricultural Bank
7.125%, 01/14/2014	390,000	416,813
Santander US Debt SA
3.724%, 01/20/2015 (S)	400,000	398,995
Shinsei Finance Cayman, Ltd. (6.418% to
07/20/2016, then 12 month LIBOR
+ 2.220%)
(Q)(S)	850,000	575,723
SLM Corp.
8.000%, 03/25/2020	1,440,000	1,260,029
Smurfit Kappa Treasury Funding, Ltd.
7.500%, 11/20/2025	200,000	182,750
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	220,000	276,217
The Bear Stearns Companies LLC
7.250%, 02/01/2018	1,240,000	1,503,806
The Goldman Sachs Group, Inc.
4.750%, 07/15/2013	40,000	42,496
5.250%, 10/15/2013	120,000	129,881
5.375%, 03/15/2020	500,000	516,426
5.450%, 11/01/2012	130,000	139,332
7.500%, 02/15/2019	570,000	665,142
The Royal Bank of Scotland Group PLC
4.875%, 03/16/2015	100,000	104,371
6.400%, 10/21/2019	1,080,000	1,155,046
TNK-BP Finance SA
6.625%, 03/20/2017	110,000	115,500
UBS AG
3.875%, 01/15/2015	370,000	382,324
Wachovia Corp.
5.250%, 08/01/2014	720,000	776,693
5.750%, 02/01/2018	1,180,000	1,333,579

		28,239,749

The accompanying notes are an integral part of the financial statements.	309

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrial - 0.27%
Kansas City Southern de Mexico SA
de CV
7.625%, 12/01/2013	$50,000	$51,500
Radnor Holdings, Inc.
11.000%, 03/15/2010 (H)	125,000	0
RailAmerica, Inc.
9.250%, 07/01/2017	210,000	227,850
Tyco International Finance SA
6.750%, 02/15/2011	250,000	257,063

		536,413
Technology - 0.06%
Fidelity National Information Services, Inc.
7.625%, 07/15/2017 (S)	40,000	41,700
7.875%, 07/15/2020 (S)	70,000	73,500
Freescale Semiconductor, Inc.
10.125%, 12/15/2016	10,000	8,200
SemGroup LP, Escrow Certificates
8.750%, 11/15/2049 (I)	200,000	0

		123,400
Utilities - 1.44%
Edison Mission Energy
7.750%, 06/15/2016	300,000	220,875
Energy Future Holdings Corp., PIK
11.250%, 11/01/2017 (P)	363,760	174,605
Energy Future Intermediate Holding
Company LLC
10.000%, 12/01/2020	870,000	836,315
Exelon Corp.
5.625%, 06/15/2035	120,000	124,071
FirstEnergy Corp.
6.450%, 11/15/2011	19,000	19,955
7.375%, 11/15/2031	515,000	571,150
Pacific Gas & Electric Company
6.050%, 03/01/2034	300,000	353,669
TXU Corp., Series R
6.550%, 11/15/2034	1,260,000	485,100

		2,785,740

TOTAL CORPORATE BONDS (Cost $80,362,151)		$74,243,076

MUNICIPAL BONDS - 0.61%
California - 0.31%
State of California
7.300%, 10/01/2039	550,000	606,342
Georgia - 0.14%
Municipal Electric Authority of Georgia
6.637%, 04/01/2057	170,000	181,434
6.655%, 04/01/2057	90,000	94,819

		276,253
Kentucky - 0.16%
Kentucky Higher Education Student
Loan Corp.
1.450%, 05/01/2034 (P)	300,000	299,376

TOTAL MUNICIPAL BONDS (Cost $1,114,527)		$1,181,971

TERM LOANS (M) - 2.47%
Consumer, Non-cyclical - 1.44%
ARAMARK Corp.
1.875%, 01/31/2014	481,299	454,978
3.250%, 07/26/2016	926,794	898,411

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer, Non-cyclical (continued)
Hertz Corp.
2.090%, 12/21/2012	$1,484,223	$1,445,077

		2,798,466
Technology - 1.03%
First Data Corp.
3.065%, 10/15/2014	907,716	773,941
Freescale Semiconductor, Inc.
4.595%, 12/01/2016	1,365,960	1,221,467

		1,995,408

TOTAL TERM LOANS (Cost $5,023,043)		$4,793,874

COLLATERALIZED MORTGAGE
OBLIGATIONS - 14.30%
Commercial & Residential - 14.16%
Bear Stearns Structured Products, Inc.,
Series 2007-EMX1, Class A1
1.264%, 03/25/2037 (P)(S)	2,292,002	2,084,411
Commercial Mortgage Asset Trust,
Series 1999-C1, Class C
7.350%, 01/17/2032 (P)	295,000	329,342
Commercial Mortgage Pass-Through
Certificates, Series 2001-J2A, Class A1
5.447%, 07/16/2034 (S)	186,027	188,762
Countrywide Alternative Loan Trust,
Series 2006-OA9, Class 2A1B
0.466%, 07/20/2046 (P)	1,163,684	472,013
Countrywide Home Loans,
Series 2006-HYB3, Class 2A1A
5.539%, 05/20/2036 (P)	91,888	67,138
Credit Suisse Mortgage Capital
Certificates, Series 2006-C1, Class A4
5.609%, 02/15/2039 (P)	570,000	620,844
First Boston Mortgage Securities Corp.,
Series D, Class I-O, IO
10.965%, 05/25/2017	5,343	928
First Union National Bank Commercial
Mortgage, Series 2000-C1, IO
1.059%, 05/17/2032	2,693,128	80,599
GMAC Mortgage Corp Loan Trust,
Series 2004-AR1, Class 24A
5.089%, 06/25/2034 (P)	598,337	560,771
GSR Mortgage Loan Trust,
Series 2004-7, Class 4A1
4.860%, 06/25/2034 (P)	459,735	431,522
GSRPM Mortgage Loan Trust,
Series 2003-1, Class A3
0.763%, 01/25/2032 (P)	37,157	33,823
Harborview Mortgage Loan Trust,
Series 2007-7, Class 2A1A
1.263%, 11/25/2047 (P)	2,031,241	1,352,317
Impac CMB Trust,
Series 2003-4, Class 1A1
0.904%, 10/25/2033 (P)	34,339	27,386
IndyMac Index Mortgage Loan Trust
Series 2006-AR6, Class 2A1A,
0.463%, 06/25/2047 (P)	2,469,130	1,231,609
Series 2005-AR14, Class 2A1A,
0.563%, 07/25/2035 (P)	982,220	644,095
Series 2007-AR5, Class 2A1,
5.249%, 05/25/2037 (P)	1,417,683	828,891
Series 2007-AR15, Class 2A1,
5.332%, 08/25/2037 (P)	2,057,550	1,099,133

The accompanying notes are an integral part of the financial statements.	310

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp.,
Series 2006-LDP8, Class A4
5.399%, 05/15/2045	$330,000	$354,091
JPMorgan Mortgage Trust,
Series 2005-A6, Class 7A1
3.106%, 08/25/2035 (P)	65,736	55,843
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class A4
5.372%, 09/15/2039	2,200,000	2,372,681
Luminent Mortgage Trust,
Series 2006-4, Class A1A
0.453%, 05/25/2046 (P)	1,183,239	579,711
Master Adjustable Rate Mortgages Trust
Series 2007-3, Class 12A1,
0.463%, 05/25/2047 (P)	3,073,768	1,446,961
Series 2006-OA1, Class 1A1,
0.473%, 04/25/2046 (P)	1,974,352	1,064,961
Series 2006-2, Class 3A1,
4.147%, 01/25/2036 (P)	76,244	66,688
Series 2007-R5, Class A1,
4.926%, 11/25/2035 (S)(P)	1,179,537	768,075
MASTR Asset Securitization Trust,
Series 2003-6, Class 1A1
5.500%, 07/25/2033	863,126	852,674
Merit Securities Corp.,
Series 11PA, Class B2
1.760%, 09/28/2032 (P)(S)	196,990	167,545
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.838%, 05/12/2039 (P)	900,000	966,000
Morgan Stanley Mortgage Loan Trust,
Series 2004-8AR, Class 4A1
2.763%, 10/25/2034 (P)	467,151	385,646
Novastar Mortgage-Backed Notes,
Series 2006-MTA1, Class 2A1A
0.453%, 09/25/2046 (P)	1,141,776	756,184
Prime Mortgage Trust,
Series 2006-DR1, Class 2A2
6.000%, 05/25/2035 (S)	1,593,740	1,364,030
Residential Asset Securitization Trust,
Series 2004-A6, Class A1
5.000%, 08/25/2019	405,095	396,955
Structured Asset Mortgage
Investments, Inc.
Series 2006-AR6, Class 1A3,
0.453%, 07/25/2046 (P)	1,511,052	772,398
Series 2005-AR3, Class 2A1,
2.751%, 08/25/2035 (P)	77,624	49,620
Thornburg Mortgage Securities Trust
Series 2007-4, Class 3A1,
6.139%, 09/25/2037 (P)	1,120,360	1,074,047
Series 2007-4, Class 2A1,
6.192%, 09/25/2037 (P)	1,062,166	992,803
WaMu Mortgage Pass-Through Certificates
Series 2005-AR17, Class A1A1,
0.533%, 12/25/2045 (P)	998,431	825,906
Series 2007-OA6, Class 1A1B,
1.195%, 07/25/2047 (P)	3,716,917	981,656
Series 2007-HY3, Class 4A1,
5.254%, 03/25/2037 (P)	1,324,719	1,107,788

		27,455,847

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency - 0.14%
Federal Home Loan Mortgage Corp.,
Series 3330, Class VA
5.000%, 06/15/2018	$229,221	$245,694
Federal National Mortgage Association
Series 1989-2, Class 2D,
8.800%, 01/25/2019	17,983	20,685
Series 1989-17, Class 17E,
10.400%, 04/25/2019	2,892	3,108

		269,487

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $35,423,333)		$27,725,334

ASSET BACKED SECURITIES - 5.98%
ACE Securities Corp.,
Series 2006-GP1, Class A
0.394%, 02/25/2031 (P)	556,268	415,021
Amortizing Residential Collateral Trust,
Series 2002-BC6, Class M2
2.064%, 08/25/2032 (P)	45,122	18,645
Asset Backed Securities Corp.,
Series 2003-HE2, Class M2
3.126%, 04/15/2033 (P)	39,749	16,635
Avis Budget Rental Car Funding AESOP
LLC, Series 2010-3A, Class A
4.640%, 05/20/2016 (S)	260,000	276,109
Bear Stearns Asset Backed Securities Trust
Series 2006-IM1, Class A1,
0.494%, 04/25/2036 (P)	1,298,949	570,727
Series 2003-ABF1, Class A,
0.634%, 01/25/2034 (P)	24,814	18,786
Series 2007-SD1, Class 1A2A,
6.000%, 10/25/2036	2,112,070	1,553,174
Countrywide Asset-Backed Certificates,
Series 2007-SD1, Class A1
0.714%, 03/25/2047 (P)(S)	458,770	214,123
Education Funding Capital Trust,
Series 2003-3, Class A6
1.520%, 12/15/2042 (P)	300,000	285,375
Ellington Loan Acquisition Trust
Series 2007-1, Class A2A1,
1.264%, 05/26/2037 (P)(S)	1,125,784	1,004,707
Series 2007-1, Class A2C,
1.514%, 05/29/2037 (P)(S)	2,300,000	1,135,758
EMC Mortgage Loan Trust,
Series 2003-B, Class A1
0.814%, 11/25/2041 (P)(S)	132,465	117,094
GSAMP Trust, Series 2006-S4, Class A1
0.354%, 05/25/2036 (P)	381,454	24,249
IndyMac Seconds Asset Backed Trust,
Series 2006-A, Class A
0.394%, 06/25/2036 (P)	1,353,662	130,802
Keycorp Student Loan Trust,
Series 2003-A, Class 1A2
0.758%, 10/25/2032 (P)	983,955	879,786
Mid State Trust, Series 6, Class A1
7.340%, 07/01/2035	452,061	476,330
Morgan Stanley Mortgage Loan Trust,
Series 2006-4SL, Class A1
0.414%, 03/25/2036 (P)	696,766	162,061
Nelnet Student Loan Trust
Series 2008-4, Class A4,
1.978%, 04/25/2024 (P)	810,000	835,134

The accompanying notes are an integral part of the financial statements.	311

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Nelnet Student Loan Trust (continued)
Series 2005-4, Class A4R2,
4.090%, 03/22/2032 (P)	$2,190,000	$1,954,575
RAAC Series, Series 2007-RP3, Class A
0.644%, 10/25/2046 (P)(S)	1,203,438	718,644
Residential Asset Mortgage Products Inc.,
Series 2003-RS4, Class AIIB
0.924%, 05/25/2033 (P)	26,687	17,227
SACO I Trust, Inc.
Series 2006-5, Class 2A3,
0.444%, 05/25/2036 (P)	886,205	71,375
Series 2006-5, Class 1A,
0.564%, 04/25/2036 (P)	1,184,887	281,125
Sail Net Interest Margin Notes,
Series 2004-2A, Class A
5.500%, 03/27/2034 (I)(S)	23,428	0
SLM Student Loan Trust,
Series 2003-11, Class A6
0.827%, 12/15/2025 (P)(S)	400,000	379,700
Structured Asset Securities Corp.,
Series 2006-ARS1, Class A1
5.432%, 02/25/2036 (H)(P)(S)	798,062	31,088

TOTAL ASSET BACKED SECURITIES (Cost $18,299,818)		$11,588,250

COMMON STOCKS - 0.35%
Consumer Discretionary - 0.22%
Media - 0.22%
Charter Communications, Inc., Class A (I)	12,579	427,686
SuperMedia, Inc.,
Escrow Certificates (I)(L)	825	7,458

		435,144

		435,144
Energy - 0.01%
Gas Utilities - 0.01%
SemGroup LP, Class A (I)	517	10,340
Industrials - 0.03%
Building Products - 0.03%
Nortek, Inc. (I)	1,147	47,601
Materials - 0.09%
Chemicals - 0.09%
Georgia Gulf Corp. (I)	13,907	180,791

TOTAL COMMON STOCKS (Cost $1,718,727)		$673,876

PREFERRED STOCKS - 0.32%
Financials - 0.32%
Diversified Financial Services - 0.30%
Citigroup Capital XII (N)	15,650	409,717
Citigroup, Inc. 7.500%	1,202	137,569
Federal National Mortgage Association,
Series S 8.250% (I)	39,250	13,541
Federal Home Loan Mortgage Corp.,
Series Z 8.375% (I)	56,575	18,670

		579,497
Thrifts & Mortgage Finance - 0.02%
Federal Home Loan Mortgage Corp.,
Series V 5.570% (I)	121,625	37,704

		617,201

TOTAL PREFERRED STOCKS (Cost $5,057,101)		$617,201

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS - 0.01%
Buffets Restaurants Holdings, Inc.
(Expiration Date: 04/28/2014, Strike
Price: $12.00) (I)	$164	$0
Charter Communications, Inc., Class A
(Expiration Date: 11/30/2014; Strike
Price: $51.28) (I)	3,501	18,380
Nortek, Inc. (Expiration Date: 12/17/2014;
Strike Price: $52.80) (I)	996	8,964
SemGroup LP, Class A (Expiration Date:
11/30/2014; Strike Price $25.00) (I)	544	1,904

TOTAL WARRANTS (Cost $23,209)		$29,248

OPTIONS PURCHASED - 0.01%
Calls - 0.01%
U.S. Treasury Notes 10 Year Future
(Expiration Date: 09/26/2010, Strike
Price: 126.50) (I)	22,000	14,165
Puts - 0.00%
Eurodollar Futures (Expiration Date:
09/13/2010; Strike Price: 99.25) (I)	115,000	288
Eurodollar Futures (Expiration Date:
09/10/2010; Strike Price: 98.75) (I)	85,000	213

TOTAL OPTIONS PURCHASED (Cost $33,801)		$14,666

SHORT-TERM INVESTMENTS - 16.67%
Repurchase Agreement - 16.67%
Bank of America Tri-Party Repurchase
Agreement dated 08/31/2010 at 0.210%
to be repurchased at $19,300,113 on
09/01/2010, collateralized by
$16,880,000 U.S. Treasury Bonds,
4.375% due 05/15/2040 (valued at
$19,685,996, including interest).	$19,300,000	19,300,000
Goldman Sachs Tri-Party Repurchase
Agreement dated 08/31/2010 at 0.220%
to be repurchased at $13,000,079 on
09/01/2010, collateralized by
$13,235,000 Federal Farm Credit Bank,
0.470% due 11/30/2011 (valued at
$13,268,088, including interest).	13,000,000	13,000,000

		32,300,000
Securities Lending Collateral - 0.00%
John Hancock Collateral Investment
Trust, 0.3330% (W)(Y)	531	5,319

TOTAL SHORT-TERM INVESTMENTS (Cost $32,305,319)		$32,305,319

Total Investments (Strategic Bond Fund)
(Cost $239,163,501) - 111.99%		$217,062,390
Other assets and liabilities, net - (11.99%)		(23,238,926)

TOTAL NET ASSETS - 100.00%		$193,823,464

Total Bond Market Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 65.84%
U.S. Treasury Bonds - 3.67%
4.375%, 02/15/2038 to 11/15/2039	$6,002,000	$6,928,568
5.250%, 02/15/2029	1,875,000	2,413,770

The accompanying notes are an integral part of the financial statements.	312

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
6.750%, 08/15/2026	$700,000	$1,032,828
7.125%, 02/15/2023	3,100,000	4,504,688
7.500%, 11/15/2024	650,000	996,125
7.875%, 02/15/2021	900,000	1,341,000
8.125%, 08/15/2021	1,300,000	1,981,078

		19,198,057
U.S. Treasury Notes - 20.93%
0.875%, 02/29/2012	5,000,000	5,035,950
1.375%, 10/15/2012 to 02/15/2013	20,750,000	21,135,741
1.500%, 07/15/2012	7,100,000	7,242,277
1.750%, 03/31/2014	8,900,000	9,169,083
1.875%, 02/28/2014 to 04/30/2014	11,250,000	11,636,559
2.125%, 11/30/2014 to 05/31/2015	10,130,000	10,548,037
2.375%, 09/30/2014 to 02/28/2015	15,000,000	15,780,963
2.625%, 02/29/2016	6,000,000	6,347,346
2.750%, 11/30/2016 to 05/31/2017	3,950,000	4,174,018
3.125%, 05/15/2019	700,000	745,938
3.375%, 11/15/2019 (L)	3,000,000	3,241,641
3.500%, 05/15/2020	2,500,000	2,725,200
3.625%, 08/15/2019 to 02/15/2020	5,820,000	6,414,073
3.750%, 11/15/2018	4,868,000	5,453,299

		109,650,125
Federal Farm Credit Bank - 0.33%
3.875%, 10/07/2013	775,000	844,462
4.875%, 12/16/2015	780,000	901,281

		1,745,743
Federal Home Loan Bank - 0.95%
3.875%, 06/14/2013	3,030,000	3,280,660
5.000%, 11/17/2017	1,020,000	1,206,784
5.500%, 07/15/2036	410,000	510,076

		4,997,520
Federal Home Loan Mortgage Corp. - 11.93%
3.750%, 06/28/2013	1,950,000	2,109,890
4.000%, 08/01/2024 to 04/01/2039	2,361,332	2,455,065
4.125%, 09/27/2013	1,000,000	1,096,370
4.500%, 07/01/2023 to 11/01/2039	14,214,933	14,999,806
5.000%, 07/01/2035 to 09/01/2039	13,088,034	13,939,334
5.500%, 08/23/2017 to 11/01/2038	13,673,555	14,726,681
6.000%, 06/01/2035 to 10/01/2038	7,208,507	7,794,390
6.250%, 07/15/2032	150,000	204,250
6.500%, 08/01/2038	1,400,479	1,522,310
6.750%, 09/15/2029	2,100,000	2,962,214
7.000%, 11/01/2037	602,817	664,041

		62,474,351
Federal National Mortgage Association - 21.38%
1.750%, 05/07/2013	3,000,000	3,071,148
2.573%, 01/01/2035 (P)	570,748	592,051
3.250%, 04/09/2013	4,000,000	4,255,864
3.875%, 07/12/2013	2,000,000	2,170,958
4.000%, 07/01/2018 to 08/01/2039	11,032,529	11,526,696
4.375%, 10/15/2015	2,000,000	2,265,628
4.500%, 04/01/2018 to 01/01/2040	15,487,893	16,341,305
4.852%, 04/01/2036 (P)	1,059,045	1,108,846
4.948%, 07/01/2034 (P)	1,600,279	1,705,111
5.000%, 05/01/2019 to 12/01/2039	16,065,921	17,096,652
5.037%, 09/01/2037 (P)	1,466,712	1,547,936
5.500%, 09/01/2017 to 07/01/2038	19,450,049	20,885,863
5.506%, 05/01/2036 (P)	373,665	391,859
5.589%, 04/01/2037 (P)	1,097,664	1,155,498
5.670%, 04/01/2037 (P)	693,377	733,728

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
6.000%, 08/01/2023 to 03/01/2038	$15,056,616	$16,316,697
6.125%, 03/15/2012	500,000	542,556
6.225%, 10/01/2037 (P)	905,258	967,212
6.500%, 07/01/2031 to 10/01/2038	4,819,242	5,279,684
6.625%, 11/15/2030	2,000,000	2,784,760
7.000%, 10/01/2038	954,039	1,058,388
7.250%, 05/15/2030	150,000	221,013

		112,019,453
Government National Mortgage Association - 6.43%
4.000%, 07/15/2039	465,187	485,534
4.500%, 06/15/2023 to 11/20/2039	6,700,363	7,127,125
5.000%, 11/20/2038 to 11/20/2039	11,824,596	12,750,341
5.500%, 08/15/2023 to 09/20/2039	7,131,649	7,725,996
6.000%, 07/20/2037 to 10/15/2038	4,115,103	4,484,437
6.500%, 10/20/2038	995,330	1,092,063

		33,665,496
Tennessee Valley Authority - 0.15%
6.750%, 11/01/2025	580,000	787,573
The Financing Corp. - 0.07%
8.600%, 09/26/2019	265,000	383,344

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $324,942,239)		$344,921,662

FOREIGN GOVERNMENT
OBLIGATIONS - 1.97%
Austria - 0.08%
Government of Austria
5.000%, 05/19/2014 (S)	364,000	406,719
Brazil - 0.37%
Federative Republic of Brazil
5.875%, 01/15/2019	720,000	831,600
6.000%, 01/17/2017	400,000	461,000
7.125%, 01/20/2037	500,000	647,500

		1,940,100
Canada - 0.67%
Export Development Canada
3.500%, 05/16/2013	240,000	257,176
Government of Canada
2.375%, 09/10/2014	110,000	115,203
5.000%, 02/15/2012	160,000	169,833
5.125%, 01/26/2017	245,000	286,346
5.200%, 02/21/2017	200,000	234,337
6.500%, 01/15/2026	260,000	353,018
7.500%, 07/15/2023 to 09/15/2029	605,000	884,742
Hydro-Quebec
6.300%, 05/11/2011	400,000	416,279
8.400%, 01/15/2022	50,000	72,170
Province of Ontario
4.500%, 02/03/2015	500,000	561,451
Province of Saskatchewan
8.000%, 02/01/2013	115,000	133,807

		3,484,362
Israel - 0.09%
Government of Israel
5.125%, 03/26/2019	210,000	234,993
5.500%, 09/18/2023	195,000	241,946

		476,939

The accompanying notes are an integral part of the financial statements.	313

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Italy - 0.19%
Republic of Italy
6.875%, 09/27/2023	$815,000	$1,011,593
Japan - 0.04%
Development Bank of Japan
5.125%, 02/01/2017	100,000	117,171
Japan Finance Corp. Municipal Enterprises
4.625%, 04/21/2015	100,000	112,997

		230,168
Mexico - 0.16%
Government of Mexico
5.950%, 03/19/2019	511,000	588,928
6.050%, 01/11/2040	240,000	272,400

		861,328
Norway - 0.05%
Eksportfinans AS
5.500%, 06/26/2017	200,000	237,300
Panama - 0.02%
Republic of Panama
6.700%, 01/26/2036	100,000	121,500
Peru - 0.12%
Republic of Peru
7.125%, 03/30/2019	490,000	607,600
South Africa - 0.07%
Republic of South Africa
5.500%, 03/09/2020	330,000	366,713
Sweden - 0.11%
Svensk Exportkredit AB
3.250%, 09/16/2014	400,000	424,776
4.875%, 09/29/2011	165,000	172,580

		597,356

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $9,433,804)		$10,341,678

CORPORATE BONDS - 23.77%
Basic Materials - 0.74%
Agrium, Inc.
6.750%, 01/15/2019	250,000	297,014
Alcoa, Inc.
6.750%, 07/15/2018	325,000	349,839
ArcelorMittal
5.375%, 06/01/2013	440,000	469,145
E.I. Du Pont de Nemours & Company
5.750%, 03/15/2019	260,000	310,450
5.875%, 01/15/2014	265,000	302,119
International Paper Company
8.700%, 06/15/2038	100,000	130,155
Potash Corp. of Saskatchewan, Inc.
4.875%, 03/30/2020	60,000	64,815
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033	240,000	279,802
Rio Tinto Finance USA, Ltd.
6.500%, 07/15/2018	110,000	130,240
Teck Resources, Ltd.
10.750%, 05/15/2019	210,000	260,925
The Dow Chemical Company
5.700%, 05/15/2018	140,000	152,005
5.900%, 02/15/2015	150,000	166,081
9.400%, 05/15/2039	130,000	184,982
The Sherwin-Williams Company
3.125%, 12/15/2014	110,000	115,801

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Basic Materials (continued)
Vale Overseas, Ltd.
6.250%, 01/23/2017	$500,000	$560,635
6.875%, 11/10/2039	110,000	126,156

		3,900,164
Communications - 2.91%
America Movil SAB de CV
5.000%, 03/30/2020	480,000	523,282
Ameritech Capital Funding Corp.
6.875%, 10/15/2027	138,000	151,619
AT&T Corp.
8.000%, 11/15/2031	320,000	439,103
AT&T, Inc.
5.625%, 06/15/2016	200,000	231,863
6.300%, 01/15/2038	400,000	458,997
6.700%, 11/15/2013	270,000	312,716
British Sky Broadcasting Group PLC
9.500%, 11/15/2018 (S)	280,000	387,347
British Telecommunications PLC
5.950%, 01/15/2018	160,000	175,303
9.875%, 12/15/2030	160,000	219,780
CBS Corp.
8.875%, 05/15/2019	200,000	260,042
CenturyTel, Inc.
7.600%, 09/15/2039	140,000	136,402
Cisco Systems, Inc.
5.900%, 02/15/2039	250,000	294,163
Comcast Corp.
5.700%, 07/01/2019	190,000	216,024
COX Communications, Inc.
9.375%, 01/15/2019 (S)	95,000	130,834
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	365,000	512,752
DIRECTV Holdings LLC
5.200%, 03/15/2020	240,000	257,638
Discovery Communications LLC
5.625%, 08/15/2019	160,000	180,293
France Telecom SA
8.500%, 03/01/2031	290,000	422,356
Grupo Televisa SA
6.625%, 01/15/2040	160,000	181,667
Motorola, Inc.
6.000%, 11/15/2017	180,000	200,483
NBC Universal, Inc.
5.150%, 04/30/2020 (S)	240,000	258,528
News America, Inc.
6.650%, 11/15/2037	335,000	389,107
Qwest Corp.
8.375%, 05/01/2016	270,000	314,550
Rogers Cable, Inc.
7.875%, 05/01/2012	265,000	292,693
TCI Communications, Inc.
7.125%, 02/15/2028	308,000	361,005
Telecom Italia Capital SA
5.250%, 11/15/2013	460,000	489,064
7.721%, 06/04/2038	200,000	224,864
Telefonica Europe BV
8.250%, 09/15/2030	325,000	430,055
Telefonos De Mexico SAB de CV
5.500%, 11/15/2019	210,000	231,079
The Walt Disney Company
5.625%, 09/15/2016	250,000	299,336
Time Warner Companies, Inc.
7.250%, 10/15/2017	890,000	1,088,919

The accompanying notes are an integral part of the financial statements.	314

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
Time Warner Entertainment Company LP
8.375%, 07/15/2033	$450,000	$591,869
Time Warner, Inc.
7.625%, 04/15/2031	120,000	149,741
Verizon Communications, Inc.
5.250%, 04/15/2013	275,000	303,549
6.100%, 04/15/2018	435,000	512,765
6.900%, 04/15/2038	550,000	681,027
Verizon Global Funding Corp.
7.375%, 09/01/2012	250,000	280,699
Verizon Wireless Capital LLC
7.375%, 11/15/2013	330,000	391,061
8.500%, 11/15/2018	210,000	283,304
Viacom, Inc.
4.250%, 09/15/2015	100,000	106,637
6.250%, 04/30/2016	345,000	402,233
Vivendi SA
5.750%, 04/04/2013 (S)	102,000	110,364
Vodafone Group PLC
3.375%, 11/24/2015	520,000	538,628
5.375%, 01/30/2015	515,000	576,747
5.450%, 06/10/2019	205,000	233,060

		15,233,548
Consumer, Cyclical - 0.82%
CVS Caremark Corp.
6.125%, 08/15/2016	305,000	358,984
6.600%, 03/15/2019	300,000	360,242
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	166,909	208,356
Hasbro, Inc.
6.350%, 03/15/2040	120,000	124,923
Home Depot, Inc.
5.875%, 12/16/2036	190,000	203,412
Lowe’s Companies, Inc.
6.100%, 09/15/2017	710,000	865,677
McDonald’s Corp.
5.000%, 02/01/2019	145,000	167,931
Target Corp.
6.500%, 10/15/2037	220,000	273,165
Toll Brothers Finance Corp.
6.750%, 11/01/2019	100,000	105,866
Wal-Mart Stores, Inc.
4.125%, 02/01/2019	265,000	290,739
6.200%, 04/15/2038	386,000	477,096
7.550%, 02/15/2030	300,000	415,821
Walgreen Company
5.250%, 01/15/2019	290,000	338,654
Yum! Brands, Inc.
6.250%, 03/15/2018	95,000	113,045

		4,303,911
Consumer, Non-cyclical - 3.04%
Abbott Laboratories
4.125%, 05/27/2020	210,000	228,142
4.350%, 03/15/2014	350,000	386,271
Aetna, Inc.
6.000%, 06/15/2016	290,000	336,383
Altria Group, Inc.
8.500%, 11/10/2013	255,000	303,630
9.250%, 08/06/2019	425,000	557,335
Amgen, Inc.
5.700%, 02/01/2019	145,000	174,866
5.750%, 03/15/2040	160,000	188,396

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019 (S)	$300,000	$371,037
7.750%, 01/15/2019 (S)	290,000	371,663
AstraZeneca PLC
5.900%, 09/15/2017	300,000	362,742
Baxter International, Inc.
5.900%, 09/01/2016	145,000	174,603
Bottling Group LLC
5.125%, 01/15/2019	290,000	334,362
Bristol-Myers Squibb Company
6.800%, 11/15/2026	140,000	180,142
Brown-Forman Corp.
5.000%, 02/01/2014	290,000	322,785
Cargill, Inc.
7.350%, 03/06/2019 (S)	250,000	317,342
Clorox Company
5.950%, 10/15/2017	260,000	307,886
Coca-Cola Enterprises, Inc.
8.500%, 02/01/2022	255,000	364,827
ConAgra Foods, Inc.
5.819%, 06/15/2017	25,000	29,034
9.750%, 03/01/2021	140,000	197,040
Covidien International Finance SA
6.000%, 10/15/2017	287,000	341,512
Diageo Capital PLC
4.828%, 07/15/2020	240,000	272,479
Eli Lilly & Company
7.125%, 06/01/2025	220,000	298,152
General Mills, Inc.
5.650%, 02/15/2019	215,000	253,727
GlaxoSmithKline Capital, Inc.
4.375%, 04/15/2014	370,000	409,343
6.375%, 05/15/2038	140,000	178,162
Howard Hughes Medical Institute
3.450%, 09/01/2014	210,000	225,735
Johnson & Johnson
5.850%, 07/15/2038	245,000	308,649
Kellogg Company
4.150%, 11/15/2019	100,000	109,014
Kimberly-Clark Corp.
7.500%, 11/01/2018	240,000	317,652
Kraft Foods, Inc.
4.125%, 02/09/2016	760,000	813,249
6.125%, 02/01/2018	330,000	386,179
6.750%, 02/19/2014	470,000	545,322
6.875%, 02/01/2038	120,000	148,365
Mead Johnson Nutrition Company
4.900%, 11/01/2019	100,000	110,228
Merck & Company, Inc.
5.300%, 12/01/2013	975,000	1,099,584
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	210,000	242,125
PepsiCo, Inc.
5.500%, 01/15/2040	230,000	268,358
7.900%, 11/01/2018	195,000	260,984
Pharmacia Corp.
6.500%, 12/01/2018	290,000	364,356
Philip Morris International, Inc.
6.875%, 03/17/2014	270,000	317,456
Quest Diagnostics, Inc.
5.450%, 11/01/2015	90,000	101,066
Ralcorp Holdings, Inc.
6.625%, 08/15/2039	210,000	228,835
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	200,000	242,691

The accompanying notes are an integral part of the financial statements.	315

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
SABMiller PLC
6.500%, 07/15/2018 (S)	$200,000	$239,767
Safeway, Inc.
6.350%, 08/15/2017	155,000	183,797
St. Jude Medical, Inc.
4.875%, 07/15/2019	100,000	113,499
Sysco Corp.
5.375%, 03/17/2019	150,000	176,963
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	260,000	276,812
Tesco PLC
6.150%, 11/15/2037 (S)	82,000	99,492
The Kroger Company
3.900%, 10/01/2015	100,000	108,152
6.400%, 08/15/2017	210,000	250,750
UnitedHealth Group, Inc.
4.875%, 03/15/2015	31,000	33,734
5.800%, 03/15/2036	210,000	224,903
WellPoint, Inc.
6.375%, 06/15/2037	120,000	135,530
Wyeth
5.500%, 03/15/2013	385,000	427,192
6.000%, 02/15/2036	230,000	280,759

		15,903,059
Energy - 2.67%
Anadarko Finance Company
6.750%, 05/01/2011	360,000	369,571
Apache Corp.
6.000%, 09/15/2013	200,000	224,719
Boardwalk Pipelines LP
5.750%, 09/15/2019	160,000	176,583
Cameron International Corp.
7.000%, 07/15/2038	100,000	115,401
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	200,000	228,785
Cenovus Energy, Inc.
5.700%, 10/15/2019	100,000	115,739
CenterPoint Energy Resources Corp.
7.875%, 04/01/2013	240,000	276,711
Chevron Corp.
4.950%, 03/03/2019	215,000	248,519
ConocoPhillips
5.750%, 02/01/2019	270,000	322,611
DCP Midstream LLC
9.700%, 12/01/2013 (S)	270,000	324,049
Devon Financing Corp.
6.875%, 09/30/2011	240,000	255,264
7.875%, 09/30/2031	120,000	164,042
Enbridge Energy Partners LP
9.875%, 03/01/2019	345,000	471,073
EnCana Corp.
6.500%, 08/15/2034	345,000	395,394
Energy Transfer Partners LP
6.700%, 07/01/2018	250,000	283,318
Enterprise Products Operating LLC
6.650%, 04/15/2018	110,000	129,486
6.875%, 03/01/2033	163,000	189,628
9.750%, 01/31/2014	175,000	214,581
GlobalSantaFe Corp.
5.000%, 02/15/2013	275,000	287,715
Halliburton Company
6.150%, 09/15/2019	443,000	524,943
Hess Corp.
8.125%, 02/15/2019	210,000	273,874

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Kerr-McGee Corp.
6.950%, 07/01/2024	$300,000	$303,953
Kinder Morgan Energy Partners LP
5.625%, 02/15/2015	110,000	122,769
5.850%, 09/15/2012	225,000	240,486
6.500%, 09/01/2039	130,000	142,894
7.300%, 08/15/2033	30,000	35,370
9.000%, 02/01/2019	175,000	228,548
Magellan Midstream Partners LP
6.550%, 07/15/2019	150,000	178,679
Marathon Oil Corp.
6.000%, 10/01/2017	93,000	107,854
Nabors Industries, Inc.
9.250%, 01/15/2019	290,000	373,629
Nexen, Inc.
6.200%, 07/30/2019	380,000	438,912
Noble Holding International, Ltd.
7.375%, 03/15/2014	240,000	276,813
ONEOK Partners LP
6.650%, 10/01/2036	245,000	271,921
Pemex Project Funding Master Trust
6.625%, 06/15/2035	120,000	130,663
7.375%, 12/15/2014	180,000	208,299
Petro-Canada
5.950%, 05/15/2035	190,000	207,021
6.050%, 05/15/2018	325,000	378,968
Petrobras International Finance Company
8.375%, 12/10/2018	415,000	513,443
Petroleos Mexicanos
4.875%, 03/15/2015 (S)	300,000	317,250
Plains All American Pipeline LP
8.750%, 05/01/2019	190,000	241,568
Rockies Express Pipeline LLC
3.900%, 04/15/2015 (S)	220,000	218,704
Shell International Finance BV
6.375%, 12/15/2038	265,000	337,237
Talisman Energy, Inc.
6.250%, 02/01/2038	155,000	171,939
Texas Eastern Transmission LP
6.000%, 09/15/2017 (S)	70,000	82,592
The Williams Companies, Inc.
7.875%, 09/01/2021	330,000	400,922
Tosco Corp.
8.125%, 02/15/2030	285,000	397,167
Total Capital SA
3.125%, 10/02/2015	100,000	105,082
4.250%, 12/15/2021	230,000	247,871
TransCanada PipeLines, Ltd.
5.850%, 03/15/2036	200,000	228,302
Transocean, Inc.
6.800%, 03/15/2038	240,000	229,802
Valero Energy Corp.
6.125%, 06/15/2017	275,000	304,099
Weatherford International, Ltd.
5.500%, 02/15/2016	215,000	234,014
6.000%, 03/15/2018	178,000	196,171
Williams Partners LP
5.250%, 03/15/2020	310,000	334,743
XTO Energy, Inc.
5.500%, 06/15/2018	169,000	202,185

		14,001,876
Financial - 9.51%
AEGON Funding Company LLC
5.750%, 12/15/2020	145,000	156,407

The accompanying notes are an integral part of the financial statements.	316

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
African Development Bank
6.875%, 10/15/2015	$105,000	$127,404
Allied World Assurance Holdings, Ltd.
7.500%, 08/01/2016	320,000	360,804
American Express Bank FSB
3.150%, 12/09/2011	205,000	211,986
6.000%, 09/13/2017	405,000	460,704
American Express Company
8.125%, 05/20/2019	250,000	321,897
American Express Credit Corp., Series C
7.300%, 08/20/2013	240,000	274,941
American International Group, Inc.
5.450%, 05/18/2017	480,000	460,800
Asian Development Bank
5.593%, 07/16/2018	405,000	488,349
AXA SA
8.600%, 12/15/2030	140,000	161,951
Bank of America Corp.
2.100%, 04/30/2012	540,000	553,498
3.125%, 06/15/2012	350,000	365,663
4.500%, 04/01/2015	120,000	124,355
5.420%, 03/15/2017	300,000	307,178
6.500%, 08/01/2016	200,000	223,542
Barclays Bank PLC
5.125%, 01/08/2020	340,000	361,714
5.450%, 09/12/2012	290,000	312,838
BB&T Corp.
5.200%, 12/23/2015	290,000	318,094
Berkshire Hathaway Finance Corp.
5.400%, 05/15/2018	290,000	332,615
BP Capital Markets PLC
5.250%, 11/07/2013	220,000	228,358
Capital One Bank USA NA
8.800%, 07/15/2019	350,000	443,591
Capital One Financial Corp.
7.375%, 05/23/2014	290,000	337,896
Capital One Financial Corp., MTN
5.700%, 09/15/2011	250,000	260,272
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	260,000	298,873
Chubb Corp.
5.750%, 05/15/2018	100,000	115,408
Citigroup Funding, Inc.
1.875%, 11/15/2012	205,000	210,056
Citigroup, Inc.
2.125%, 04/30/2012	560,000	574,229
2.875%, 12/09/2011	210,000	216,455
5.500%, 04/11/2013	345,000	366,298
5.875%, 02/22/2033 to 05/29/2037	825,000	794,033
6.125%, 11/21/2017	433,000	467,997
8.500%, 05/22/2019	190,000	232,477
CNA Financial Corp.
7.350%, 11/15/2019	210,000	234,285
Credit Suisse AG
5.400%, 01/14/2020	230,000	242,318
Credit Suisse First Boston USA, Inc.
4.875%, 01/15/2015	345,000	378,069
6.500%, 01/15/2012	510,000	547,317
Credit Suisse Guernsey, Ltd. (5.860% to
05/01/2017, then 3 month LIBOR
+ 1.690%)
(Q)	290,000	265,350
Deutsche Bank AG
3.450%, 03/30/2015	440,000	458,230
3.875%, 08/18/2014	380,000	404,901

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Deutsche Bank AG (continued)
4.875%, 05/20/2013	$575,000	$620,728
Discover Financial Services
10.250%, 07/15/2019	100,000	125,935
Dresdner Bank AG
7.250%, 09/15/2015	220,000	248,642
Duke Realty LP
5.950%, 02/15/2017	72,000	77,204
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	210,000	224,890
European Investment Bank
2.375%, 03/14/2014	570,000	592,943
4.625%, 05/15/2014 to 10/20/2015	824,000	929,978
4.875%, 01/17/2017	580,000	674,574
Fifth Third Bancorp
5.450%, 01/15/2017	295,000	307,060
FIH Erhvervsbank A/S
2.450%, 08/17/2012 (S)	210,000	215,342
FleetBoston Financial Corp.
6.700%, 07/15/2028	317,000	337,051
General Electric Capital Corp.
2.200%, 06/08/2012	290,000	298,209
3.000%, 12/09/2011	350,000	360,633
5.625%, 09/15/2017	950,000	1,049,376
6.875%, 01/10/2039	290,000	340,354
General Electric Capital Corp., GMTN
6.000%, 08/07/2019	150,000	168,695
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	200,000	210,533
Hartford Financial Services Group, Inc.
4.000%, 03/30/2015	220,000	223,689
5.950%, 10/15/2036	135,000	122,887
Hospitality Properties Trust
7.875%, 08/15/2014	180,000	201,893
HSBC Holdings PLC
6.500%, 09/15/2037	580,000	670,152
Inter-American Development Bank
7.000%, 06/15/2025	175,000	235,020
International Bank for
Reconstruction & Development
3.625%, 05/21/2013	200,000	214,909
8.625%, 10/15/2016	285,000	388,287
International Finance Corp.
3.500%, 05/15/2013	155,000	166,228
John Deere Capital Corp.
4.950%, 12/17/2012	480,000	519,811
5.250%, 10/01/2012	280,000	303,307
JPMorgan Chase & Company
3.125%, 12/01/2011	350,000	361,742
4.750%, 05/01/2013	350,000	379,399
6.400%, 05/15/2038	500,000	606,887
Keycorp
6.500%, 05/14/2013	305,000	334,016
Kimco Realty Corp.
6.875%, 10/01/2019	190,000	218,499
Kreditanstalt fuer Wiederaufbau
3.250%, 03/15/2013	780,000	825,868
4.375%, 03/15/2018	1,040,000	1,181,927
5.125%, 03/14/2016	450,000	525,690
Landwirtschaftliche Rentenbank
5.125%, 02/01/2017	210,000	244,016
Lincoln National Corp.
5.650%, 08/27/2012	145,000	155,306

The accompanying notes are an integral part of the financial statements.	317

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Lincoln National Corp. (7.000% to
4/20/17 month LIBOR + 2.040%)
05/17/2066	$30,000	$27,300
Marsh & McLennan Companies, Inc.
5.750%, 09/15/2015	290,000	314,966
MBNA Corp.
5.000%, 06/15/2015	400,000	420,980
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018 to 11/15/2018	585,000	655,776
7.750%, 05/14/2038	345,000	394,770
MetLife, Inc.
6.817%, 08/15/2018	645,000	769,179
Morgan Stanley
2.250%, 03/13/2012	200,000	205,176
3.250%, 12/01/2011	350,000	362,240
5.950%, 12/28/2017	560,000	595,584
7.300%, 05/13/2019	490,000	557,300
Morgan Stanley, MTN
6.625%, 04/01/2018	520,000	571,637
National Rural Utilities Cooperative
Finance Corp.
10.375%, 11/01/2018	200,000	287,596
Nordic Investment Bank
2.375%, 12/15/2011	355,000	364,099
Oesterreichische Kontrollbank AG
4.875%, 02/16/2016	329,000	375,148
PartnerRe Finance B LLC
5.500%, 06/01/2020	220,000	226,264
PNC Funding Corp.
2.300%, 06/22/2012	345,000	355,487
4.250%, 09/21/2015	130,000	138,865
5.625%, 02/01/2017	200,000	221,594
6.700%, 06/10/2019	190,000	226,375
ProLogis
5.625%, 11/15/2016	60,000	57,138
7.625%, 08/15/2014	410,000	442,958
Prudential Financial, Inc.
3.875%, 01/14/2015	110,000	114,628
4.750%, 04/01/2014 to 09/17/2015	490,000	525,615
5.375%, 06/21/2020	210,000	226,344
Realty Income Corp.
5.950%, 09/15/2016	135,000	150,915
Royal Bank of Canada
2.100%, 07/29/2013	620,000	636,655
Simon Property Group LP
5.650%, 02/01/2020	350,000	392,283
5.875%, 03/01/2017	86,000	97,881
SLM Corp.
8.000%, 03/25/2020	310,000	271,256
State Street Corp.
2.150%, 04/30/2012	215,000	220,948
SunTrust Banks, Inc.
6.000%, 09/11/2017	290,000	318,060
The Allstate Corp.
5.950%, 04/01/2036	270,000	298,962
The Bank of New York Mellon Corp.
4.500%, 04/01/2013	435,000	472,674
The Bear Stearns Companies LLC
7.250%, 02/01/2018	945,000	1,146,046
The Goldman Sachs Capital II (5.793% to
06/01/2012, then 3 month LIBOR
+ 0.768%)
(Q)	460,000	369,725
The Goldman Sachs Group, Inc.
3.250%, 06/15/2012	315,000	329,392

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
The Goldman Sachs Group, Inc. (continued)
5.500%, 11/15/2014	$690,000	$754,866
6.125%, 02/15/2033	345,000	363,426
7.500%, 02/15/2019	360,000	420,090
The Royal Bank of Scotland Group PLC
4.875%, 03/16/2015	120,000	125,246
5.000%, 11/12/2013	300,000	302,025
The Travelers Companies, Inc.
5.500%, 12/01/2015	190,000	216,062
5.900%, 06/02/2019	190,000	219,789
6.250%, 06/20/2016	190,000	224,841
UBS AG
5.750%, 04/25/2018	520,000	584,197
Union Bank NA
5.950%, 05/11/2016	250,000	270,413
US Bank NA, BKNT
6.375%, 08/01/2011	200,000	210,477
US Bank NA (3.778% to 04/29/2015 then
3 month LIBOR + 2.003%)
04/29/2020	250,000	259,753
US Central Federal Credit Union
1.900%, 10/19/2012	200,000	205,067
Vornado Realty Trust
4.250%, 04/01/2015	220,000	226,113
WEA Finance LLC
7.500%, 06/02/2014 (S)	390,000	453,453
Wells Fargo & Company
3.000%, 12/09/2011	350,000	361,400
3.625%, 04/15/2015	220,000	230,231
3.750%, 10/01/2014	1,100,000	1,159,332
5.000%, 11/15/2014	290,000	312,355
5.625%, 12/11/2017	515,000	581,694
6.375%, 08/01/2011	490,000	518,481
Wells Fargo Bank NA
5.950%, 08/26/2036	485,000	510,846
Willis North America, Inc.
7.000%, 09/29/2019	150,000	165,564
Xstrata Finance Canada, Ltd.
5.800%, 11/15/2016 (S)	290,000	316,962

		49,797,332
Industrial - 1.55%
Allied Waste North America, Inc.
6.875%, 06/01/2017	200,000	220,750
Boeing Company
8.750%, 09/15/2031	275,000	415,902
Burlington Northern Santa Fe Corp.
4.700%, 10/01/2019	160,000	176,256
7.000%, 02/01/2014	350,000	410,047
Canadian National Railway Company
6.375%, 10/15/2011	135,000	143,379
Caterpillar, Inc.
7.900%, 12/15/2018	585,000	775,105
Commercial Metals Company
7.350%, 08/15/2018	140,000	151,819
CRH America, Inc.
8.125%, 07/15/2018	100,000	118,914
CSX Corp.
6.250%, 04/01/2015	205,000	239,794
7.375%, 02/01/2019	290,000	366,659
Emerson Electric Company
4.875%, 10/15/2019	215,000	246,017
FedEx Corp.
8.000%, 01/15/2019	145,000	188,652

The accompanying notes are an integral part of the financial statements.	318

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrial (continued)
GATX Corp.
4.750%, 05/15/2015	$170,000	$181,378
General Dynamics Corp.
5.250%, 02/01/2014	265,000	300,648
General Electric Company
5.000%, 02/01/2013	525,000	568,957
Honeywell International, Inc.
3.875%, 02/15/2014	220,000	239,628
Ingersoll-Rand Global Holding Company, Ltd.
6.875%, 08/15/2018	270,000	328,393
Lockheed Martin Corp., Series B
6.150%, 09/01/2036	250,000	306,230
Norfolk Southern Corp.
7.050%, 05/01/2037	200,000	260,894
Northrop Grumman Systems Corp.
7.750%, 03/01/2016	225,000	285,423
Roper Industries, Inc.
6.250%, 09/01/2019	100,000	115,874
Snap-On, Inc.
6.125%, 09/01/2021	210,000	245,911
Stanley Black & Decker, Inc.
6.150%, 10/01/2013	170,000	191,330
Tyco Electronics Group SA
6.550%, 10/01/2017	305,000	356,737
Union Pacific Corp.
6.625%, 02/01/2029	260,000	315,141
United Technologies Corp.
5.375%, 12/15/2017	285,000	337,044
6.125%, 02/01/2019	350,000	434,713
Waste Management, Inc.
6.125%, 11/30/2039	160,000	182,896

		8,104,491
Technology - 0.52%
Dell, Inc.
4.700%, 04/15/2013	225,000	244,088
Hewlett-Packard Company
4.750%, 06/02/2014	240,000	269,119
International Business Machines Corp.
5.600%, 11/30/2039	300,000	355,547
6.500%, 10/15/2013	665,000	773,945
Microsoft Corp.
2.950%, 06/01/2014	200,000	213,224
Oracle Corp.
5.750%, 04/15/2018	380,000	454,819
Pitney Bowes, Inc.
6.250%, 03/15/2019	120,000	135,650
Xerox Corp.
6.750%, 12/15/2039	230,000	273,017

		2,719,409
Utilities - 2.01%
Carolina Power & Light Company
5.300%, 01/15/2019	145,000	169,229
Consolidated Edison Company of New
York, Inc.
7.125%, 12/01/2018	265,000	341,522
Constellation Energy Group, Inc.
7.600%, 04/01/2032	58,000	71,788
Dominion Resources, Inc.
5.000%, 03/15/2013	262,000	285,346
5.200%, 08/15/2019	310,000	354,697
DTE Energy Company
6.350%, 06/01/2016	215,000	249,827

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Duke Energy Carolinas LLC
5.625%, 11/30/2012	$300,000	$328,701
6.000%, 01/15/2038	140,000	169,703
7.000%, 11/15/2018	270,000	345,623
E.ON International Finance BV
5.800%, 04/30/2018 (S)	385,000	450,954
Enel Finance International SA
5.125%, 10/07/2019 (S)	300,000	309,917
6.000%, 10/07/2039 (S)	100,000	101,028
6.250%, 09/15/2017 (S)	144,000	161,126
Entergy Texas, Inc.
7.125%, 02/01/2019	135,000	165,165
Exelon Generation Company LLC
6.250%, 10/01/2039	100,000	111,995
FirstEnergy Corp.
6.450%, 11/15/2011	6,000	6,302
7.375%, 11/15/2031	250,000	277,258
FirstEnergy Solutions Corp.
6.050%, 08/15/2021	150,000	158,943
Florida Power & Light Company
5.650%, 02/01/2037	200,000	232,078
Florida Power Corp.
5.650%, 04/01/2040	220,000	253,399
FPL Group Capital, Inc.
7.875%, 12/15/2015	265,000	330,074
Georgia Power Company
4.250%, 12/01/2019	130,000	140,584
5.950%, 02/01/2039	265,000	313,597
Indiana Michigan Power Company
6.050%, 03/15/2037	295,000	333,403
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	170,000	193,213
KeySpan Corp.
8.000%, 11/15/2030	265,000	360,139
MidAmerican Energy Holdings Company
8.480%, 09/15/2028	365,000	492,244
NiSource Finance Corp.
6.800%, 01/15/2019	250,000	294,765
Oncor Electric Delivery Company
7.500%, 09/01/2038	140,000	185,304
Pacific Gas & Electric Company
6.050%, 03/01/2034	170,000	200,413
6.250%, 12/01/2013	355,000	407,501
PacifiCorp
6.000%, 01/15/2039	290,000	350,015
Pennsylvania Electric Company
5.200%, 04/01/2020	200,000	219,368
Progress Energy, Inc.
7.050%, 03/15/2019	350,000	432,983
Public Service Electric & Gas Company
6.330%, 11/01/2013	355,000	405,875
San Diego Gas & Electric
Company, Series FFF
6.125%, 09/15/2037	160,000	201,453
Southern California Edison
Company, Series 05-E
5.350%, 07/15/2035	345,000	384,446
Southwestern Public Service
Company, Series G
8.750%, 12/01/2018	155,000	204,031
Virginia Electric and Power Company
8.875%, 11/15/2038	190,000	291,708

The accompanying notes are an integral part of the financial statements.	319

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Wisconsin Electric Power Company
6.000%, 04/01/2014	$230,000	$266,041

		10,551,758

TOTAL CORPORATE BONDS (Cost $110,765,164)		$124,515,548

MUNICIPAL BONDS - 0.47%
California - 0.09%
State of California
7.500%, 04/01/2034	200,000	227,110
University of California
5.770%, 05/15/2043	220,000	243,316

		470,426
District of Columbia - 0.02%
Metropolitan Washington Airports Authority
7.462%, 10/01/2046	100,000	105,993
Georgia - 0.05%
Municipal Electric Authority of Georgia
6.637%, 04/01/2057	230,000	245,470
Illinois - 0.07%
State of Illinois
5.100%, 06/01/2033	285,000	242,974
7.350%, 07/01/2035	100,000	108,311

		351,285
Maryland - 0.05%
Maryland State Transportation Authority
5.888%, 07/01/2043	230,000	266,894
New York - 0.08%
New York State Dormitory Authority
5.628%, 03/15/2039	210,000	225,320
New York State Urban Development Corp.
5.770%, 03/15/2039	200,000	218,674

		443,994
North Carolina - 0.04%
North Carolina Turnpike Authority
6.700%, 01/01/2039	170,000	190,099
Texas - 0.03%
State of Texas
5.517%, 04/01/2039	160,000	184,035
Utah - 0.02%
State of Utah
4.554%, 07/01/2024	100,000	111,018
Washington - 0.02%
State of Washington
5.481%, 08/01/2039	100,000	112,601

TOTAL MUNICIPAL BONDS (Cost $2,291,496)		$2,481,815

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.65%
Commercial & Residential - 4.65%
Banc of America Commercial Mortgage, Inc.
Series 2004-4, Class A3,
4.128%, 07/10/2042	39,007	38,981
Series 2006-5, Class A3,
5.390%, 09/10/2047	320,000	345,173
Series 2006-4, Class A4,
5.634%, 07/10/2046	410,000	438,878
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	700,000	744,984

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2005-T20, Class A3,
5.297%, 10/12/2042 (P)	$610,000	$636,113
Series 2006-PW12, Class A4,
5.907%, 09/11/2038 (P)	260,000	286,468
Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2006-CD2, Class A4,
5.546%, 01/15/2046 (P)	680,000	724,995
Series 2006-CD3, Class A5,
5.617%, 10/15/2048	760,000	815,873
CS First Boston Mortgage Securities Corp.,
Series 2005-C3, Class A3
4.645%, 07/15/2037	340,000	353,313
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class A2,
4.353%, 06/10/2048	479,559	485,501
Series 2004-C3, Class A2,
4.433%, 07/10/2039	165,743	167,863
Series 2005-C1, Class A3,
4.578%, 06/10/2048	540,000	555,397
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C3, Class A4
5.023%, 04/10/2040	1,020,000	1,105,581
GS Mortgage Securities Corp. II,
Series 2007-GG10, Class A4
6.002%, 08/10/2045 (P)	1,105,000	1,142,269
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2005-LDP2, Class A4,
4.738%, 07/15/2042	940,000	1,003,681
Series 2004-CBX, Class A6,
4.899%, 01/12/2037	540,000	565,621
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	420,000	451,561
Series 2005-CB11, Class A3,
5.197%, 08/12/2037	380,000	392,035
Series 2005-LDP5, Class A4,
5.360%, 12/15/2044 (P)	275,000	301,579
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	210,000	196,316
Series 2005-CB13, Class A3A1,
5.459%, 01/12/2043 (P)	880,000	917,028
Series 2006-CB14, Class A3A,
5.491%, 12/12/2044 (P)(S)	920,000	961,997
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A4
6.142%, 07/15/2044 (P)	660,000	682,853
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class A2,
4.310%, 02/15/2030	112,281	112,686
Series 2006-C7, Class A3,
5.347%, 11/15/2038	968,000	1,026,573
Series 2007-C2, Class A3,
5.430%, 02/15/2040	710,000	731,425
Series 2006-C3, Class A4,
5.661%, 03/15/2039 (P)	380,000	409,669
Merrill Lynch Mortgage Trust,
Series 2008-C1, Class A4
5.690%, 02/12/2051	145,000	153,746
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-8, Class A2
6.144%, 08/12/2049 (P)	1,080,000	1,167,107

The accompanying notes are an integral part of the financial statements.	320

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Morgan Stanley Capital I
Series 2004-HQ3, Class A4,
4.800%, 01/13/2041	$870,000	$922,506
Series 2005-HQ6, Class A2A,
4.882%, 08/13/2042	941,758	958,534
Series 2006-T21, Class A2,
5.090%, 10/12/2052	313,327	315,951
Series 2007-T25, Class A3,
5.514%, 11/12/2049 (P)	1,295,000	1,404,839
Series 2006-IQ11, Class A2,
5.693%, 10/15/2042 (P)	921,461	939,450
Series 2007-T27, Class A4,
5.802%, 06/11/2042 (P)	1,630,000	1,793,255
Series 2006-T23, Class A2,
5.912%, 08/12/2041 (P)	380,000	406,925
Wachovia Bank Commercial Mortgage Trust
Series 2004-C12, Class A2,
5.001%, 07/15/2041	243,323	246,234
Series 2005-C17, Class A4,
5.083%, 03/15/2042 (P)	410,000	443,986

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $21,071,969)		$24,346,946

ASSET BACKED SECURITIES - 0.17%
American Express Credit Account Master
Trust, Series 2006-2, Class A
5.350%, 01/15/2014	440,000	456,713
Mercedes-Benz Auto Receivables Trust,
Series 2009-1, Class A3
1.670%, 01/15/2014	410,000	415,697

TOTAL ASSET BACKED SECURITIES (Cost $857,761)		$872,410

SHORT-TERM INVESTMENTS - 2.15%
Short-Term Securities - 1.73%
State Street Institutional US Government
Money Market Fund, 0.1195% (Y)	$9,034,024	9,034,024
Securities Lending Collateral - 0.42%
John Hancock Collateral Investment
Trust, 0.3330% (W)(Y)	221,072	2,212,956

TOTAL SHORT-TERM INVESTMENTS (Cost $11,247,024)		$11,246,980

Total Investments (Total Bond Market Fund)
(Cost $480,609,457) - 99.02%		$518,727,039
Other assets and liabilities, net - 0.98%		5,114,913

TOTAL NET ASSETS - 100.00%		$523,841,952

Total Return Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 53.07%
Treasury Inflation Protected Securities (D) - 0.73%
1.750%, 01/15/2028	$104,046	$109,712
2.000%, 01/15/2026	2,416,084	2,646,745
2.125%, 02/15/2040	5,042,400	5,663,639
2.375%, 01/15/2025 to 01/15/2027	2,430,749	2,788,907
2.500%, 01/15/2029	2,335,019	2,740,364

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Treasury Inflation Protected Securities (D) (continued)
3.875%, 04/15/2029	$1,458,512	$2,021,178

		15,970,545
U.S. Treasury Bonds - 2.68%
3.875%, 08/15/2040	13,000,000	13,847,031
4.250%, 05/15/2039	4,700,000	5,319,079
5.250%, 11/15/2028	2,400,000	3,087,000
5.375%, 02/15/2031	700,000	919,516
5.500%, 08/15/2028	5,000,000	6,603,905
6.125%, 11/15/2027 to 08/15/2029	9,700,000	13,638,249
6.250%, 05/15/2030	1,400,000	2,020,157
8.750%, 05/15/2020 to 08/15/2020	8,400,000	13,012,359

		58,447,296
U.S. Treasury Notes - 24.62%
1.750%, 07/31/2015	17,500,000	17,867,850
1.875%, 06/30/2015 to 08/31/2017	75,100,000	76,583,489
2.125%, 05/31/2015	35,300,000	36,709,176
2.375%, 02/28/2015 to 07/31/2017	55,500,000	57,252,825
2.500%, 04/30/2015 to 06/30/2017 (F)	145,200,000	151,637,292
2.750%, 05/31/2017 to 02/15/2019	47,200,000	49,703,943
3.125%, 04/30/2017 to 05/15/2019	60,300,000	65,059,140
3.375%, 11/15/2019	2,600,000	2,809,422
3.625%, 08/15/2019 to 02/15/2020	71,900,000	79,250,081

		536,873,218
FDIC Structured Sale Guaranteed Notes - 0.02%
zero coupon 10/25/2011 (S)	300,000	297,666
Federal Home Loan Mortgage Corp. - 6.00%
4.500%, TBA	4,000,000	4,195,289
4.792%, 11/01/2035 (P)	494,050	527,861
5.500%, TBA	5,000,000	5,336,328
5.500%, 12/01/2036 to 02/01/2039	7,281,211	7,767,005
6.000%, TBA	101,000,000	108,559,224
6.000%, 08/01/2026 to 01/01/2038	4,119,593	4,478,452

		130,864,159
Federal National Mortgage Association - 18.92%
1.000%, 09/23/2013	46,700,000	46,692,841
1.125%, 09/30/2013	16,400,000	16,423,239
1.750%, 05/07/2013 (F)	12,500,000	12,796,450
2.344%, 11/01/2035 (P)	317,120	320,464
2.391%, 05/01/2035 (P)	561,197	583,923
2.550%, 03/01/2035 (P)	135,712	141,480
2.660%, 11/01/2034 (P)	399,389	414,145
2.684%, 06/01/2035 (P)	963,533	1,011,509
2.750%, 03/13/2014	2,000,000	2,113,999
2.769%, 07/01/2034 (P)	223,813	235,593
2.777%, 01/01/2035 (P)	219,096	228,962
2.875%, 12/11/2013	1,500,000	1,591,450
3.000%, 09/16/2014	900,000	961,178
4.000%, TBA	35,000,000	36,066,514
4.125%, 04/15/2014	8,300,000	9,174,973
4.500%, TBA	131,000,000	137,553,757
4.625%, 10/15/2013 to 10/15/2014	10,800,000	12,114,383
4.823%, 09/01/2035 (P)	457,117	484,415
5.500%, TBA	15,000,000	16,078,985
5.500%, 12/01/2021 to 04/01/2040	34,466,914	36,983,193
6.000%, TBA	10,000,000	10,767,188
6.000%, 10/01/2026 to 12/01/2038	54,131,462	58,582,416
6.500%, TBA	9,000,000	9,772,031
6.500%, 10/01/2036 to 05/01/2037	1,343,904	1,467,915

		412,561,003

The accompanying notes are an integral part of the financial statements.	321

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Government National Mortgage Association - 0.10%
6.000%, 05/15/2037 to 11/15/2039		$1,939,718	$2,115,214

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,127,758,059)			$1,157,129,101

FOREIGN GOVERNMENT
OBLIGATIONS - 6.99%
Brazil - 0.30%
Federative Republic of Brazil
10.250%, 01/10/2028	BRL	6,400,000	$4,008,541
12.500%, 01/05/2022		3,600,000	2,526,406

			6,534,947
Canada - 1.12%
Canada Housing Trust No 1
3.350%, 12/15/2020	CAD	4,100,000	3,905,991
Government of Canada
2.000%, 12/01/2014		4,200,000	3,967,185
2.500%, 09/01/2013		5,200,000	5,023,131
4.500%, 06/01/2015		600,000	628,010
Province of Ontario
4.700%, 06/02/2037		11,100,000	10,946,046

			24,470,363
France - 0.39%
Societe Financement de
l’Economie Francaise
0.726%, 07/16/2012 (P)(S)		$2,000,000	2,003,720
2.125%, 05/20/2012	EUR	800,000	1,034,813
3.375%, 05/05/2014 (S)		$5,100,000	5,465,497

			8,504,030
Japan - 5.08%
Government of Japan
zero coupon, 10/18/2010	JPY	9,300,000,000	110,686,778
Mexico - 0.07%
Government of Mexico
6.050%, 01/11/2040		$1,400,000	1,589,000
South Korea - 0.03%
Korea Housing Finance Corp.
4.125%, 12/15/2015 (S)		700,000	733,264

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $145,818,591)			$152,518,382

CORPORATE BONDS - 26.09%
Basic Materials - 0.42%
Rohm & Haas Company
6.000%, 09/15/2017		1,500,000	1,670,606
The Dow Chemical Company
4.850%, 08/15/2012		6,300,000	6,648,900
6.000%, 10/01/2012		800,000	867,265

			9,186,771
Communications - 0.90%
Cellco Partnership / Verizon Wireless
Capital LLC
2.946%, 05/20/2011 (P)		14,700,000	14,973,317
Comcast Corp.
5.875%, 02/15/2018		700,000	806,003
6.450%, 03/15/2037		700,000	798,121
Telecom Italia Capital SA
1.135%, 07/18/2011 (P)		3,200,000	3,174,771

			19,752,212

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical - 1.70%
Amgen, Inc.
6.150%, 06/01/2018		$9,100,000	$11,160,504
AstraZeneca PLC
5.900%, 09/15/2017		1,000,000	1,209,141
6.450%, 09/15/2037		1,000,000	1,283,611
Kraft Foods, Inc.
6.125%, 02/01/2018		2,500,000	2,925,595
6.875%, 02/01/2038		1,100,000	1,360,013
Philip Morris International, Inc.
5.650%, 05/16/2018		1,600,000	1,863,704
President and Fellows of Harvard College
6.500%, 01/15/2039 (S)		12,900,000	17,187,573

			36,990,141
Diversified - 0.05%
Noble Group, Ltd.
4.875%, 08/05/2015 (S)		1,000,000	1,016,125
Energy - 0.64%
Gaz Capital for Gazprom
6.212%, 11/22/2016 (S)		500,000	525,000
Gazprom International SA for Gazprom
7.201%, 02/01/2020		173,911	185,754
Gazprom OAO Via Morgan Stanley
Bank AG
9.625%, 03/01/2013		300,000	337,125
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)		2,600,000	2,731,162
Petroleos Mexicanos
8.000%, 05/03/2019		6,500,000	8,027,500
Shell International Finance BV
5.500%, 03/25/2040		1,100,000	1,262,007
Total Capital SA
4.450%, 06/24/2020		800,000	876,240

			13,944,788
Financial - 22.38%
Allstate Life Global Funding Trusts
5.375%, 04/30/2013		2,500,000	2,759,840
Ally Financial, Inc.
6.000%, 12/15/2011		400,000	402,419
6.875%, 08/28/2012		5,810,000	5,940,725
7.000%, 02/01/2012		3,800,000	3,866,500
7.500%, 09/15/2020 (S)		1,500,000	1,485,000
8.300%, 02/12/2015 (S)		3,900,000	4,056,000
American Express Bank FSB
5.500%, 04/16/2013		3,500,000	3,806,047
6.000%, 09/13/2017		200,000	227,508
American Express Centurion Bank
6.000%, 09/13/2017		200,000	227,508
American Express Company
7.000%, 03/19/2018		2,700,000	3,231,754
American Express Credit Corp.
5.875%, 05/02/2013		2,300,000	2,529,411
American Express Travel Related Services
Company, Inc.
5.250%, 11/21/2011 (S)		1,366,000	1,414,916
American General Finance Corp.
3.250%, 01/16/2013	EUR	2,193,000	2,340,238
4.000%, 03/15/2011		$4,900,000	4,765,250
4.875%, 07/15/2012		600,000	546,750
American General Finance Corp., MTN
6.900%, 12/15/2017		2,700,000	2,092,500
American International Group, Inc.
0.639%, 03/20/2012 (P)		4,200,000	4,065,907
4.950%, 03/20/2012		22,268,000	22,769,030

The accompanying notes are an integral part of the financial statements.	322

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
American International Group, Inc., MTN
5.850%, 01/16/2018		$5,400,000	$5,211,000
ANZ National International, Ltd.
6.200%, 07/19/2013 (S)		3,100,000	3,458,850
BAC Capital Trust VII
5.250%, 08/10/2035	GBP	1,000,000	1,144,487
BAC Capital Trust VII (8.250% to
03/15/2011, then 3 month LIBOR
+ 4.990%)
(Q)		$2,900,000	2,969,136
Banco Santander Chile
1.771%, 04/20/2012 (P)(S)		3,800,000	3,798,317
Bank of America Corp.
0.706%, 08/15/2016 (P)		1,100,000	989,197
6.000%, 10/15/2036		900,000	916,674
6.500%, 08/01/2016		7,900,000	8,829,901
Bank of China Hong Kong, Ltd.
5.550%, 02/11/2020 (S)		700,000	732,762
Bank of Montreal
2.850%, 06/09/2015 (S)		1,400,000	1,469,065
Barclays Bank PLC
5.000%, 09/22/2016		9,700,000	10,530,834
5.450%, 09/12/2012		23,000,000	24,811,273
6.050%, 12/04/2017 (S)		2,900,000	3,121,905
BNP Paribas (5.186% to 06/29/2015, then
3 month LIBOR + 1.680%)
(Q)(S)		7,600,000	6,745,000
C10 Capital SPV, Ltd. (6.722% to
12/31/2016, then 3 month LIBOR
+ 4.710%)
(Q)(S)		1,700,000	1,126,583
C8 Capital SPV, Ltd. (6.64% to
12/31/2014, then 3 month LIBOR
+ 4.400%)
(Q)(S)		4,500,000	3,068,510
Caelus Re, Ltd.
6.778%, 06/07/2011 (P)(S)		1,200,000	1,192,440
CIT Group, Inc.
7.000%, 05/01/2013 to 05/01/2017		3,468,373	3,338,726
Citigroup Capital XXI (8.300% to
12/21/2037, then 3 month LIBOR
+ 4.170%)
12/21/2057		20,525,000	21,294,688
Citigroup, Inc.
5.300%, 10/17/2012		800,000	844,841
5.500%, 08/27/2012 to 10/15/2014		20,800,000	22,110,731
5.625%, 08/27/2012		1,700,000	1,782,748
5.850%, 07/02/2013		600,000	642,640
6.000%, 08/15/2017		900,000	964,583
6.125%, 08/25/2036		3,500,000	3,374,529
8.500%, 05/22/2019		2,200,000	2,691,839
Citigroup, Inc. (4.750% to 02/10/2014,
then 3 month EURIBOR + 1.400%)
02/10/2019	EUR	1,500,000	1,791,589
Countrywide Financial Corp.
5.800%, 06/07/2012		$3,300,000	3,510,058
Countrywide Home Loans, Inc.
4.000%, 03/22/2011		500,000	509,123
Danske Bank A/S
2.500%, 05/10/2012 (S)		2,500,000	2,560,053
Deutsche Bank AG
6.000%, 09/01/2017		4,600,000	5,329,118
Dexia Credit Local
0.961%, 04/29/2014 (P)(S)		7,100,000	7,092,595
1.188%, 09/23/2011 (P)(S)		5,200,000	5,208,159

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Export-import Bank of Korea
5.125%, 06/29/2020		$1,100,000	$1,202,070
Ford Motor Credit Company LLC
3.277%, 01/13/2012 (P)		1,300,000	1,274,000
7.250%, 10/25/2011		100,000	104,246
7.375%, 02/01/2011		1,400,000	1,425,021
7.500%, 08/01/2012		3,500,000	3,674,286
8.000%, 12/15/2016		1,000,000	1,086,316
8.625%, 11/01/2010		100,000	101,032
Fortis Bank Nederland Holding NV
3.000%, 04/17/2012	EUR	500,000	655,113
Gazprom Via White Nights Finance BV
10.500%, 03/08/2014 to 03/25/2014		$6,800,000	8,055,045
General Electric Capital Corp. (5.500% to
09/15/2017, then 3 month EURIBOR
+ 2.000%)
09/15/2067	EUR	9,900,000	10,507,090
General Electric Capital Corp. (6.375% to
11/15/17, then 3 month LIBOR
+ 2.289%)
11/15/2067		$4,100,000	3,936,000
HSBC Holdings PLC
6.500%, 05/02/2036 to 09/15/2037		2,100,000	2,415,291
ING Bank NV
1.333%, 03/30/2012 (P)(S)		18,700,000	18,627,444
International Lease Finance Corp.
1.037%, 08/15/2011	EUR	7,600,000	9,087,900
6.750%, 09/01/2016 (S)		$1,300,000	1,329,250
Intesa Sanpaolo SpA/New York
2.375%, 12/21/2012		12,700,000	12,668,796
JPMorgan Chase & Company
6.000%, 01/15/2018		2,300,000	2,612,411
JPMorgan Chase Bank NA
6.000%, 10/01/2017		3,900,000	4,399,754
JPMorgan Chase Capital XX
6.550%, 09/29/2036		400,000	398,750
LeasePlan Corp. NV
3.125%, 02/10/2012	EUR	1,900,000	2,477,416
Lehman Brothers Holdings, Inc.
2.520%, 11/24/2008 (H)		$1,200,000	249,000
2.851%, 12/23/2008 (H)		400,000	83,000
2.878%, 04/03/2009 (H)		1,300,000	269,750
2.907%, 11/16/2009 (H)		4,100,000	850,750
2.911%, 08/21/2009 (H)		2,300,000	477,250
2.951%, 05/25/2010 (H)		800,000	166,000
3.011%, 12/23/2010 (H)		10,000,000	2,075,000
6.875%, 05/02/2018 (H)		1,100,000	239,250
Merrill Lynch & Company, Inc.
6.050%, 08/15/2012		900,000	965,612
6.400%, 08/28/2017		3,100,000	3,342,721
6.875%, 04/25/2018		7,600,000	8,367,136
MetLife, Inc.
6.400%, 12/15/2036		900,000	819,000
Metropolitan Life Global Funding I
0.927%, 07/13/2011 (P)(S)		12,100,000	12,122,240
Monumental Global Funding, Ltd.
5.500%, 04/22/2013 (S)		1,900,000	2,056,777
Morgan Stanley
2.876%, 05/14/2013 (P)		2,300,000	2,323,423
6.250%, 08/28/2017		800,000	870,885
MUFG Capital Finance 5, Ltd. (6.299% to
01/25/2017, then 6 month GBPLIBOR
+ 2.060%)
(Q)	GBP	1,500,000	2,053,175

The accompanying notes are an integral part of the financial statements.	323

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Mystic Re, Ltd.
10.538%, 06/07/2011 (P)(S)		$700,000	$702,030
National Australia Bank, Ltd.
5.350%, 06/12/2013 (S)		2,600,000	2,840,755
Nationwide Building Society
6.250%, 02/25/2020 (S)		3,000,000	3,322,320
Northern Rock Asset Management PLC
5.625%, 06/22/2017 (S)		15,300,000	16,093,152
Pacific Lifecorp.
6.000%, 02/10/2020 (S)		700,000	756,909
Pricoa Global Funding I
0.575%, 01/30/2012 (P)(S)		3,200,000	3,176,371
0.737%, 09/27/2013 (P)(S)		2,700,000	2,651,198
Principal Life Income Funding Trusts
5.300%, 04/24/2013		2,200,000	2,384,312
5.550%, 04/27/2015		3,500,000	3,854,421
Qatari Diar Finance QSC
5.000%, 07/21/2020 (S)		1,200,000	1,262,653
Royal Bank of Scotland Group PLC
(6.990% to 10/05/2017, then 3 month
LIBOR + 2.670%)
(H)(Q)(S)		6,800,000	4,964,000
Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
(Q)		5,000,000	4,300,000
Royal Bank of Scotland PLC
0.784%, 04/08/2011 (P)(S)		4,000,000	4,003,568
2.625%, 05/11/2012 (S)		3,100,000	3,178,284
RZD Capital, Ltd.
5.739%, 04/03/2017		1,100,000	1,134,375
Santander US Debt SA Unipersonal
1.333%, 03/30/2012 (P)(S)		13,900,000	13,695,670
SLM Corp.
0.728%, 10/25/2011 (P)		200,000	190,216
1.049%, 06/17/2013 (P)	EUR	2,100,000	2,291,113
1.149%, 11/15/2011 (P)		5,400,000	6,457,048
SLM Corp., MTN
5.375%, 05/15/2014		$500,000	460,015
State Bank of India
4.500%, 07/27/2015 (S)		1,700,000	1,755,183
State Street Capital Trust IV
1.537%, 06/15/2037 (P)		400,000	295,711
Swedbank AB
3.625%, 12/02/2011	EUR	100,000	130,353
Temasek Financial I, Ltd.
4.300%, 10/25/2019 (S)		$1,600,000	1,748,613
The Bear Stearns Companies LLC
0.586%, 08/15/2011 (P)		200,000	200,323
0.992%, 09/26/2013 (P)	EUR	3,600,000	4,433,628
6.950%, 08/10/2012 $		4,100,000	4,539,315
The Goldman Sachs Group, Inc.
1.241%, 05/23/2016 (P)	EUR	600,000	690,638
5.625%, 01/15/2017		$1,300,000	1,362,932
6.150%, 04/01/2018		7,500,000	8,194,050
6.250%, 09/01/2017		5,400,000	5,991,878
6.375%, 05/02/2018	EUR	700,000	997,844
The Royal Bank of Scotland Group PLC
3.000%, 12/09/2011 (S)		$5,900,000	6,057,088
TNK-BP Finance SA
6.125%, 03/20/2012 (S)		500,000	517,500
TransCapitalInvest, Ltd.
8.700%, 08/07/2018 (S)		1,000,000	1,244,570
UBS AG
1.439%, 02/23/2012 (P)		3,100,000	3,118,098

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
UBS AG (continued)
5.750%, 04/25/2018	$1,900,000	$2,134,565
5.875%, 12/20/2017	2,100,000	2,370,988
USB Capital IX (6.189% to 04/15/2011,
then 3 month LIBOR + 1.020%)
(Q)	300,000	234,000
Wachovia Corp.
0.656%, 10/15/2011 (P)	1,100,000	1,098,810
5.750%, 02/01/2018	6,200,000	7,006,942
Westpac Banking Corp.
1.006%, 07/16/2014 (P)(S)	1,000,000	1,005,207
3.585%, 08/14/2014 (S)	1,600,000	1,715,547
ZFS Finance USA Trust IV (5.875% to
05/09/2012, then 3 month LIBOR
+ 1.815%)
05/09/2032 (S)	321,000	287,407

		487,907,057

TOTAL CORPORATE BONDS (Cost $551,823,821)		$568,797,094

CONVERTIBLE BONDS - 0.50%
Energy - 0.50%
Transocean, Inc.
1.500%, 12/15/2037	11,500,000	10,953,750

TOTAL CONVERTIBLE BONDS (Cost $10,686,795)		$10,953,750

MUNICIPAL BONDS - 2.83%
California - 1.48%
California Infrastructure & Economic
Development Bank
6.486%, 05/15/2049	1,000,000	1,148,740
California State University
6.434%, 11/01/2030	1,200,000	1,340,748
Los Angeles Unified School District
4.500%, 07/01/2023	5,000,000	5,327,950
6.758%, 07/01/2034	2,700,000	3,081,132
San Diego Tobacco Settlement Revenue
Funding Corp.
7.125%, 06/01/2032	1,450,000	1,156,419
State of California
5.650%, 04/01/2039	800,000	844,944
7.500%, 04/01/2034	2,600,000	2,952,430
7.550%, 04/01/2039	900,000	1,028,412
7.950%, 03/01/2036	7,900,000	8,570,789
Tobacco Securitization Authority of
Southern California
5.125%, 06/01/2046	1,500,000	993,390
University of California
6.270%, 05/15/2031	5,300,000	5,734,918

		32,179,872
Illinois - 0.48%
Chicago Illinois Transit Authority
6.200%, 12/01/2040	1,000,000	1,010,010
Chicago Illinois Transit
Authority, Series A
6.300%, 12/01/2021	100,000	111,462
6.899%, 12/01/2040	2,700,000	2,969,163
Chicago Illinois Transit Authority, Series B
6.300%, 12/01/2021	300,000	330,984
6.899%, 12/01/2040	2,600,000	2,922,114
Illinois Municipal Electric Agency
6.832%, 02/01/2035	200,000	228,768
State of Illinois
4.071%, 01/01/2014	2,100,000	2,109,723

The accompanying notes are an integral part of the financial statements.	324

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Illinois (continued)
State of Illinois (continued)
6.725%, 04/01/2035	$800,000	$802,888

		10,485,112
Iowa - 0.04%
Tobacco Settlement Authority of
Iowa, Series A
6.500%, 06/01/2023	895,000	778,713
Louisiana - 0.12%
State of Louisiana
3.000%, 05/01/2043	2,600,000	2,627,872
Nevada - 0.08%
County of Clark
6.820%, 07/01/2045	1,400,000	1,616,132
Truckee Meadows Nevada Water
Authority, Series A
5.000%, 07/01/2036	200,000	203,246

		1,819,378
New Jersey - 0.43%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	7,400,000	9,411,320
North Carolina - 0.02%
North Carolina Turnpike Authority
6.700%, 01/01/2039	300,000	335,469
West Virginia - 0.11%
Tobacco Settlement Finance Authority
7.467%, 06/01/2047	3,130,000	2,382,149
Wisconsin - 0.07%
Badger Tobacco Asset Securitization Corp.
6.125%, 06/01/2027	1,520,000	1,630,094

TOTAL MUNICIPAL BONDS (Cost $56,745,028)		$61,649,979

TERM LOANS (M) - 0.23%
Technology - 0.09%
Sensata Technologies, Inc.
2.077%, 04/27/2013	1,934,509	1,824,242
Financial - 0.14%
American General Finance Corp.
7.250%, 04/08/2015	2,500,000	2,470,313
CIT Group, Inc.
6.250%, 08/11/2015	621,689	641,894

		3,112,207

TOTAL TERM LOANS (Cost $5,040,302)		$4,936,449

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.84%
Commercial & Residential - 3.63%
American Home Mortgage Investment
Trust, Series 2004-4, Class 4A
2.750%, 02/25/2045 (P)	173,728	151,523
Bear Stearns Adjustable Rate
Mortgage Trust
Series 2004-8, Class 2A1,
3.328%, 11/25/2034 (P)	2,715,907	2,318,635
Series 2004-9, Class 22A1,
3.845%, 11/25/2034 (P)	707,453	662,862
Bear Stearns Alt-A Trust,
Series 2005-7, Class 22A1
2.983%, 09/25/2035 (P)	941,647	712,068

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2007-PW15, Class A4,
5.331%, 02/11/2044	$400,000	$406,784
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	1,000,000	1,085,243
Series 2007-PW18, Class A4,
5.700%, 06/13/2050	4,300,000	4,563,394
Bear Stearns Mortgage Funding Trust,
Series 2007-AR1, Class 2A1
0.334%, 02/25/2037 (P)	215,424	214,605
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class 1A1,
2.650%, 12/25/2035 (P)	822,797	735,817
Series 2005-11, Class A2A,
2.650%, 12/25/2035 (P)	354,034	328,285
Commercial Mortgage Pass-Through
Certificates, Series 2006-C8, Class A4
5.306%, 12/10/2046	2,900,000	2,987,718
Countrywide Alternative Loan Trust
Series 2005-81, Class A1,
0.544%, 02/25/2037 (P)	6,194,561	3,472,070
Series 2005-62, Class 2A1,
1.386%, 12/25/2035 (P)	9,217,218	5,588,058
Countrywide Home Loan Mortgage Pass
Through Trust
Series 2004-HYB9, Class 1A1,
3.176%, 02/20/2035 (P)	3,084,460	2,649,023
Series 2004-22, Class A3,
3.510%, 11/25/2034 (P)	1,804,332	1,529,902
Series 2005-HYB9, Class 3A2A,
5.250%, 02/20/2036 (P)	458,817	336,105
Credit Suisse Mortgage Capital
Certificates, Series 2006-C2, Class A3
5.846%, 03/15/2039 (P)	300,000	316,655
GE Capital Commercial Mortgage Corp.,
Series 2002-3A, Class A1
4.229%, 12/10/2037	1,837,661	1,852,712
Greenpoint Mortgage Funding Trust
Series 2006-AR6, Class A1A,
0.344%, 10/25/2046 (P)	623,689	567,472
Series 2006-AR8, Class 1A1A,
0.344%, 01/25/2047 (P)	779,068	725,255
Greenwich Capital Commercial
Funding Corp.
Series 2005-GG3, Class A4,
4.799%, 08/10/2042 (P)	100,000	106,160
Series 2007-GG9, Class A4,
5.444%, 03/10/2039	1,400,000	1,466,625
GS Mortgage Securities Corp. II,
Series 2007-EOP, Class A1
0.385%, 03/06/2020 (P)(S)	2,813,364	2,736,520
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 6A1
5.195%, 11/25/2035 (P)	2,163,166	2,019,526
Indymac Index Mortgage Loan Trust,
Series 2006-AR14, Class 1A1A
0.354%, 11/25/2046 (P)	21,653	21,635
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	3,000,000	3,124,328
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049	400,000	409,189

The accompanying notes are an integral part of the financial statements.	325

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2007-LD12, Class A4,
5.882%, 02/15/2051 (P)	$1,000,000	$1,048,492
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1,
5.019%, 02/25/2035 (P)	1,070,776	1,067,139
Series 2005-S3, Class 1A2,
5.750%, 01/25/2036	358,250	322,493
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
0.716%, 12/15/2030 (P)	3,397,116	3,161,652
Merrill Lynch Commercial Trust,
Series 2008, Class LAQ
0.833%, 07/09/2021 (P)(S)	4,998,969	4,633,485
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A,
0.474%, 02/25/2036 (P)	999,179	764,630
Series 2005-3, Class 4A,
0.514%, 11/25/2035 (P)	252,710	209,096
Series 2005-2, Class 3A,
1.264%, 10/25/2035 (P)	476,546	402,791
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-6, Class A4
5.485%, 03/12/2051 (P)	2,000,000	1,993,494
Morgan Stanley Capital I
Series 2007-XLFA, Class A1,
0.336%, 10/15/2020 (P)(S)	647,404	591,770
Series 2007-IQ16, Class A4,
5.809%, 12/12/2049	200,000	211,147
Morgan Stanley Reremic Trust,
Series 2009-GG10, Class A4A
6.002%, 08/12/2045 (P)(S)	1,000,000	1,093,656
Structured Asset Mortgage
Investments, Inc.
Series 2007-AR2, Class 2A1,
0.394%, 03/25/2037 (P)	2,797,465	1,582,750
Series 2005-AR5, Class A3,
0.517%, 07/19/2035 (P)	2,022,673	1,838,687
Series 2005-AR8, Class A1A,
0.544%, 02/25/2036 (P)	563,490	330,247
Structured Asset Securities Corp.,
Series 2006-11, Class A1
2.833%, 10/25/2035 (P)(S)	884,366	710,993
Thornburg Mortgage Securities Trust
Series 2006-6, Class A1,
0.374%, 11/25/2046 (P)	1,072,904	1,033,927
Series 2006-5, Class A1,
0.384%, 10/25/2046 (P)	2,787,376	2,732,211
Wachovia Bank Commercial
Mortgage Trust
Series 2007-WHL8, Class A1,
0.356%, 06/15/2020 (P)(S)	3,221,791	2,767,951
Series 2006-WL7A, Class A1,
0.366%, 09/15/2021 (P)(S)	6,084,261	5,523,517
WaMu Mortgage Pass-Through
Certificates,
Series 2002-AR17, Class 1A
1.586%, 11/25/2042 (P)	179,671	154,394
Washington Mutual, Inc.
Series 2005-AR19, Class A1A1,
0.534%, 12/25/2045 (P)	2,694,270	2,213,203
Series 2001-7, Class A,
1.691%, 05/25/2041 (P)	128,986	120,782

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Wells Fargo Mortgage Backed
Securities Trust
Series 2006-AR2, Class 2A1,
4.632%, 03/25/2036 (P)	$1,836,027	$1,645,273
Series 2004-CC, Class A1,
4.906%, 01/25/2035 (P)	1,905,234	1,830,956

		79,072,905
U.S. Government Agency - 1.21%
Federal Home Loan Mortgage Corp.
Series 2007-3335, Class BF,
0.426%, 07/15/2019 (P)	1,916,745	1,917,523
Series 3335, Class FT,
0.426%, 08/15/2019 (P)	4,503,327	4,505,249
Series 3149, Class LF,
0.576%, 05/15/2036 (P)	1,322,563	1,318,140
Series 2637, Class F,
0.676%, 06/15/2018 (P)	191,118	192,144
Series T-63, Class 1A1,
1.602%, 02/25/2045 (P)	166,026	160,437
Federal National Mortgage Association
Series 2007-73, Class A1,
0.324%, 07/25/2037 (P)	1,944,386	1,924,698
Series 2005-120, Class NF,
0.364%, 01/25/2021 (P)	6,458,119	6,453,370
Series 2007-30, Class AF,
0.574%, 04/25/2037 (P)	1,933,618	1,923,220
Series 2003-W6, Class F,
0.614%, 09/25/2042 (P)	1,546,966	1,504,980
Series 2005-75, Class FL,
0.714%, 09/25/2035 (P)	3,412,168	3,404,534
Series 2006-5, Class 3A2,
2.741%, 05/25/2035 (P)	225,055	223,554
Series 2003-37, Class HY,
5.000%, 12/25/2016	2,480,128	2,522,621
Series 2003-21, Class M,
5.000%, 02/25/2017	182,848	187,469
Series 2005-33, Class QA,
5.000%, 06/25/2027	181,141	180,913

		26,418,852

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $112,668,337)		$105,491,757

ASSET BACKED SECURITIES - 1.63%
Access Group, Series 2008-1, Class A
1.797%, 10/27/2025 (P)	9,758,939	10,004,551
Bank of America Auto Trust,
Series 2009-1A, Class A2
1.700%, 12/15/2011 (S)	375,381	375,724
Bank of America Credit Card Trust,
Series 2008-A5, Class A5
1.476%, 12/16/2013 (P)	5,100,000	5,144,717
Bear Stearns Asset Backed Securities Trust
Series 2007-HE1, Class 21A1,
0.324%, 01/25/2037 (P)	1,507,839	1,390,942
Series 2007-HE5, Class 1A1,
0.354%, 06/25/2047 (P)	572,289	547,788
BNC Mortgage Loan Trust,
Series 2007-2, Class A2
0.364%, 05/25/2037 (P)	1,274,805	1,134,271
Carrington Mortgage Loan Trust,
Series 2005-NC5, Class A2
0.584%, 10/25/2035 (P)	993,215	939,932

The accompanying notes are an integral part of the financial statements.	326

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates
Series 2007-1, Class 2A1,
0.314%, 07/25/2037 (P)	$3,513,070	$3,397,494
Series 2006-15, Class A1,
0.374%, 10/25/2046 (P)	118,322	116,510
First Franklin Mortgage Loan Asset
Backed Certificates,
Series 2006-FF15, Class A3
0.314%, 11/25/2036 (P)	426,607	424,337
Ford Credit Auto Owner Trust
Series 2009-D, Class A2,
1.210%, 01/15/2012	1,259,093	1,260,506
Series 2009-C, Class A2,
2.000%, 12/15/2011	208,441	208,690
GSAMP Trust,
Series 2007-FM1, Class A2A
0.334%, 12/25/2036 (P)	645,348	441,495
HFC Home Equity Loan Asset Backed
Certificates, Series 2005-1, Class A
0.556%, 01/20/2034 (P)	2,135,835	1,930,502
HSBC Asset Loan Obligation,
Series 2007-WF1, Class A1
0.324%, 12/25/2036 (P)	2,491,109	2,105,308
HSI Asset Securitization Corp. Trust,
Series 2006-HE2, Class 2A1
0.314%, 12/25/2036 (P)	140,945	130,401
JPMorgan Mortgage Acquisition Corp.,
Series 2007-HE1, Class AV1
0.324%, 03/25/2047 (P)	1,132,300	838,690
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.544%, 10/25/2034 (P)	58,753	48,907
Master Asset Backed Securities Trust,
Series 2007-HE1, Class A1
0.344%, 05/25/2037 (P)	507,637	490,394
Morgan Stanley Asset Backed Securities
Capital I
Series 2006-NC5, Class A2A,
0.304%, 10/25/2036 (P)	71,551	71,382
Series 2007-HE1, Class A2A,
0.314%, 11/25/2036 (P)	212,222	211,462
Park Place Securities, Inc.,
Series 2004-MCW1, Class A1
0.576%, 10/25/2034 (P)	840,767	816,199
SBI Heloc Trust,
Series 2006-1A, Class 1A2A
0.434%, 08/25/2036 (P)(S)	64,798	64,281
Securitized Asset Backed Receivables LLC
Trust, Series 2007-HE1, Class A2A
0.324%, 12/25/2036 (P)	547,339	190,821
Small Business Administration
Participation Certificates,
Series 2007-2OL, Class 1
5.290%, 12/01/2027	1,718,747	1,914,295
Specialty Underwriting & Residential
Finance, Series 2007-BC1, Class A2A
0.324%, 01/25/2038 (P)	1,161,725	1,036,214
Structured Asset Securities Corp.,
Series 2006-BC3, Class A2
0.314%, 10/25/2036 (P)	227,718	226,124

TOTAL ASSET BACKED SECURITIES (Cost $36,868,897)		$35,461,937

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS - 0.83%
Financial - 0.82%
American International Group,
Inc. 8.500%	6,200	$45,756
Citigroup, Inc., Series 1 6.150%	445,000	7,144,742
Wells Fargo & Company, Series L 7.500%	11,000	10,857,000

		18,047,498
Consumer, Cyclical - 0.01%
General Motors Corp.,
Series B 5.250% (I)	20,000	145,600

TOTAL PREFERRED STOCKS (Cost $16,105,800)		$18,193,098

SHORT-TERM INVESTMENTS - 18.59%
Repurchase Agreement - 15.76%
Barclays Bank Tri-Party Repurchase
Agreement dated 08/31/2010 at 0.260%
to be repurchased at $163,501,181 on
09/01/2010, collateralized by
$152,459,000 U.S. Treasury Notes,
3.500% due 05/15/2020 (valued at
$167,841,616, including interest)	$163,500,000	163,500,000
Deutsche Bank Tri-Party Repurchase
Agreement dated 08/31/2010 at 0.260%
to be repurchased at $171,801,241 on
09/01/2010, collateralized by
$163,160,000 U.S Treasury Notes,
3.125% due 05/15/2019 (valued at
$175,465,722, including interest)	171,800,000	171,800,000
Morgan Stanley Tri-Party Repurchase
Agreement dated 08/31/2010 at 0.260%
to be repurchased at $4,000,029 on
09/01/2010, collateralized by
$3,815,000 U.S. Treasury Notes, 3.125%
due 05/15/2019 (valued at $4,102,732,
including interest)	4,000,000	4,000,000
Repurchase Agreement with State Street
Corp. dated 08/31/2010 at 0.010% to be
repurchased at $4,418,001on
09/01/2010, collateralized by
$4,025,000 Federal National Mortgage
Association, 4.125% due 04/15/2014
(valued at $4,508,403,
including interest)	4,418,000	4,418,000

		343,718,000
Short-Term Securities* - 2.83%
Federal Home Loan Mortgage Corp.
Discount Notes, 0.250%, 10/13/2010	34,000,000	33,990,083
Federal National Mortgage Association
Discount Notes, 0.230%, 09/08/2010	19,000,000	18,999,150
U.S. Treasury Bill, 0.109%, 09/16/2010	690,000	689,957
U.S. Treasury Bill, 0.152%, 09/09/2010	1,040,000	1,039,968
U.S. Treasury Bill, 0.152%, 10/07/2010 (F)	1,300,000	1,299,831
U.S. Treasury Bill, 0.155%, 10/07/2010 (F)	440,000	439,942
U.S. Treasury Bill, 0.160%, 10/14/2010	1,150,000	1,149,818
U.S. Treasury Bill, 0.162%, 09/09/2010	294,000	293,990
U.S. Treasury Bill, 0.172%, 09/09/2010	480,000	479,985
U.S. Treasury Bill, 0.174%, 09/02/2010	10,000	10,000
U.S. Treasury Bill, 0.179%, 10/07/2010 (F)	1,290,000	1,289,816

The accompanying notes are an integral part of the financial statements.	327

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Short-Term Securities* (continued)
U.S. Treasury Bill, 0.266%, 10/21/2010	$2,030,000	$2,029,605

		61,712,145

TOTAL SHORT-TERM INVESTMENTS (Cost $405,430,145)		$405,430,145

Total Investments (Total Return Fund)
(Cost $2,468,945,775) - 115.60%		$2,520,561,692
Other assets and liabilities, net - (15.60%)		(340,107,209)

TOTAL NET ASSETS - 100.00%		$2,180,454,483

TBA SALE COMMITMENTS OUTSTANDING
Federal National Mortgage Association - (1.18)%
6.000%, TBA	$(14,000,000)	(15,074,063)
6.000%, TBA	(10,000,000)	(10,748,047)

TOTAL TBA SALE COMMITMENTS OUTSTANDING
(Proceeds $(25,876,367))		$(25,822,110)

U.S. High Yield Bond Fund
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 72.32%
Basic Materials - 1.11%
Bowater Canada Finance Corp.
7.950%, 11/15/2011 (H)	$23,000	7,676
Chemtura Corp.
7.875%, 09/01/2018 (S)	250,000	255,313
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017	525,000	582,750
Georgia-Pacific LLC
7.125%, 01/15/2017 (S)	2,230,000	2,352,650
8.250%, 05/01/2016 (S)	1,000,000	1,095,000
Innophos, Inc.
8.875%, 08/15/2014	3,915,000	4,012,875

		8,306,264
Communications - 18.63%
Allbritton Communications Company
8.000%, 05/15/2018	450,000	443,250
Barrington Broadcasting Group LLC
10.500%, 08/15/2014	4,925,000	4,531,000
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)	3,375,000	3,678,750
CCO Holdings LLC/CCO Holdings
Capital Corp.
7.875%, 04/30/2018 (S)	825,000	853,875
8.125%, 04/30/2020 (S)	850,000	894,625
Charter Communications Operating LLC
8.000%, 04/30/2012 (S)	11,400,000	11,998,500
Cricket Communications, Inc.
7.750%, 05/15/2016	4,575,000	4,723,688
9.375%, 11/01/2014	5,407,000	5,474,588
Crown Castle International Corp.
7.125%, 11/01/2019	1,725,000	1,789,688
9.000%, 01/15/2015	625,000	678,125
CSC Holdings LLC
6.750%, 04/15/2012	1,750,000	1,824,375
8.500%, 04/15/2014	2,675,000	2,922,438
DISH DBS Corp.
7.000%, 10/01/2013	200,000	208,250
7.750%, 05/31/2015	2,500,000	2,612,500

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
EchoStar DBS Corp.
6.375%, 10/01/2011	$3,791,000	$3,914,208
6.625%, 10/01/2014	2,250,000	2,300,625
Equinix, Inc.
8.125%, 03/01/2018	1,350,000	1,410,750
Fisher Communications, Inc.
8.625%, 09/15/2014	2,025,000	2,007,281
GCI, Inc.
7.250%, 02/15/2014	2,015,000	2,045,225
8.625%, 11/15/2019	4,825,000	5,066,250
Gray Television, Inc.
10.500%, 06/29/2015	5,305,000	5,106,063
Intelsat Corp.
9.250%, 08/15/2014 to 06/15/2016	14,750,000	15,279,500
Lamar Media Corp.
7.875%, 04/15/2018 (P)(S)	425,000	438,281
9.750%, 04/01/2014	1,925,000	2,156,000
LIN Television Corp.
8.375%, 04/15/2018 (S)	350,000	357,438
MetroPCS Wireless, Inc.
9.250%, 11/01/2014	7,445,000	7,742,800
Nexstar Broadcasting, Inc.
8.875%, 04/15/2017 (S)	850,000	863,813
Nielsen Finance LLC
10.000%, 08/01/2014	3,110,000	3,265,500
11.500%, 05/01/2016	400,000	448,500
Nielsen Finance LLC (Zero Coupon Steps up
to 12.500% on 08/01/2011)
08/01/2016	3,665,000	3,632,931
Qwest Corp.
3.787%, 06/15/2013 (P)	1,185,000	1,214,625
6.500%, 06/01/2017	750,000	805,313
7.625%, 06/15/2015	300,000	336,750
7.875%, 09/01/2011	1,600,000	1,690,000
8.875%, 03/15/2012	4,625,000	5,087,500
Salem Communications Corp.
9.625%, 12/15/2016	424,000	441,490
SBA Telecommunications, Inc.
8.000%, 08/15/2016	650,000	693,063
8.250%, 08/15/2019	825,000	895,125
Sprint Capital Corp.
6.875%, 11/15/2028	2,100,000	1,753,500
8.750%, 03/15/2032	19,193,000	18,497,254
TW Telecom Holdings, Inc.
8.000%, 03/01/2018	1,525,000	1,586,000
Valor Telecommunications Enterprise
Company LLC
7.750%, 02/15/2015	2,000,000	2,060,000
Videotron Ltee
6.375%, 12/15/2015	1,195,000	1,195,000
6.875%, 01/15/2014	2,260,000	2,271,300
9.125%, 04/15/2018	2,110,000	2,342,100

		139,537,837
Consumer, Cyclical - 10.17%
ALH Finance LLC
8.500%, 01/15/2013	3,650,000	3,668,250
AMC Entertainment, Inc.
8.750%, 06/01/2019	7,625,000	7,872,813
American Tire Distributors, Inc.
9.750%, 06/01/2017 (S)	3,350,000	3,500,750
AmeriGas Partners LP
7.125%, 05/20/2016	4,575,000	4,695,094
7.250%, 05/20/2015	800,000	822,000

The accompanying notes are an integral part of the financial statements.	328

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
Ameristar Casinos, Inc.
9.250%, 06/01/2014	$6,525,000	$6,916,500
Cinemark USA, Inc.
8.625%, 06/15/2019	4,500,000	4,713,750
Cooper Tire & Rubber Company
7.625%, 03/15/2027	3,225,000	2,918,625
Ferrellgas LP/Ferrellgas Finance Corp.
9.125%, 10/01/2017	1,600,000	1,712,000
Ferrellgas Partners LP/Ferrellgas Partners
Finance Corp.
8.625%, 06/15/2020	2,075,000	2,142,438
Greektown Superholdings, Inc.
13.000%, 07/01/2015 (S)	5,250,000	5,617,500
Macy’s Retail Holdings, Inc.
5.350%, 03/15/2012	250,000	258,125
7.450%, 09/15/2011 to 10/15/2016	4,416,000	4,643,411
7.875%, 08/15/2036	3,450,000	3,381,000
O’Charleys, Inc.
9.000%, 11/01/2013	6,825,000	6,910,313
Regal Cinemas Corp.
8.625%, 07/15/2019	3,100,000	3,200,750
River Rock Entertainment Authority
9.750%, 11/01/2011	570,000	510,150
San Pasqual Casino Development Group
8.000%, 09/15/2013 (S)	618,000	602,550
Sonic Automotive, Inc., Series B
8.625%, 08/15/2013	1,252,000	1,270,780
Suburban Propane Partners LP
7.375%, 03/15/2020	2,700,000	2,814,750
The Goodyear Tire & Rubber Company
8.625%, 12/01/2011	750,000	783,750
8.750%, 08/15/2020	1,377,000	1,456,178
Toys R Us Property Company LLC
8.500%, 12/01/2017 (S)	800,000	832,000
10.750%, 07/15/2017	2,400,000	2,706,000
Yonkers Racing Corp.
11.375%, 07/15/2016 (S)	2,070,000	2,225,250

		76,174,727
Consumer, Non-cyclical - 15.80%
B&G Foods, Inc.
7.625%, 01/15/2018	811,000	834,316
Biomet, Inc.
11.625%, 10/15/2017	6,765,000	7,441,500
Carriage Services, Inc.
7.875%, 01/15/2015	2,915,000	2,856,700
Centene Corp.
7.250%, 04/01/2014	2,050,000	2,091,000
Community Health Systems, Inc.
8.875%, 07/15/2015	8,785,000	9,114,438
Cornell Companies, Inc.
10.750%, 07/01/2012	4,425,000	4,425,000
Corrections Corp. of America
6.250%, 03/15/2013	2,850,000	2,878,500
7.750%, 06/01/2017	1,000,000	1,062,500
DaVita, Inc.
6.625%, 03/15/2013	1,128,000	1,133,640
Del Monte Corp.
7.500%, 10/15/2019	250,000	265,000
H&E Equipment Services, Inc.
8.375%, 07/15/2016	755,000	739,900
HCA, Inc.
7.875%, 02/01/2011	885,000	898,275
8.500%, 04/15/2019	2,875,000	3,151,719
9.125%, 11/15/2014	600,000	630,000

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
HCA, Inc. (continued)
9.250%, 11/15/2016	$3,900,000	$4,182,750
HCA, Inc., PIK
9.625%, 11/15/2016	1,709,000	1,835,039
Health Management Associates, Inc.
6.125%, 04/15/2016	2,425,000	2,349,219
Healthsouth Corp.
10.750%, 06/15/2016	2,100,000	2,289,000
Interactive Data Corp.
10.250%, 08/01/2018 (S)	800,000	830,000
Iron Mountain, Inc.
7.750%, 01/15/2015	165,000	166,650
8.000%, 06/15/2020	3,650,000	3,796,000
8.375%, 08/15/2021	25,000	26,563
KAR Holdings, Inc.
8.750%, 05/01/2014	1,200,000	1,233,000
10.000%, 05/01/2015	13,610,000	14,052,325
Lender Processing Services, Inc.
8.125%, 07/01/2016	4,095,000	4,381,650
Mac-Gray Corp.
7.625%, 08/15/2015	3,470,000	3,339,875
Mylan, Inc.
7.625%, 07/15/2017 (S)	850,000	877,625
7.875%, 07/15/2020 (S)	550,000	573,375
NCO Group, Inc.
11.875%, 11/15/2014	4,975,000	4,427,750
Omnicare, Inc.
6.875%, 12/15/2015	2,495,000	2,470,050
Rural/Metro Corp.
12.750%, 03/15/2016	3,880,000	4,117,650
Service Corp. International
6.750%, 04/01/2015 to 04/01/2016	2,197,000	2,270,598
7.000%, 06/15/2017	3,900,000	4,036,500
7.500%, 04/01/2027	1,798,000	1,638,428
7.625%, 10/01/2018	80,000	83,900
7.875%, 02/01/2013	850,000	918,000
8.000%, 11/15/2021	1,000,000	1,055,000
Sun Healthcare Group, Inc.
9.125%, 04/15/2015	5,142,000	5,366,963
Tenet Healthcare Corp.
9.000%, 05/01/2015	2,640,000	2,811,600
10.000%, 05/01/2018	1,100,000	1,237,500
The Cooper Companies, Inc.
7.125%, 02/15/2015	7,216,000	7,234,040
The Geo Group, Inc.
7.750%, 10/15/2017 (S)	425,000	437,750
United Surgical Partners International, Inc.
8.875%, 05/01/2017	2,725,000	2,793,125

		118,354,413
Diversified - 0.17%
Susser Holdings LLC / Susser Finance Corp.
8.500%, 05/15/2016 (P)(S)	1,225,000	1,255,625
Energy - 7.04%
Arch Coal, Inc.
8.750%, 08/01/2016	2,775,000	3,003,938
Cloud Peak Energy Finance Company
8.250%, 12/15/2017 (S)	450,000	465,188
Cloud Peak Energy Resources LLC/Cloud
Peak Energy Finance Corp.
8.500%, 12/15/2019 (S)	650,000	675,188
Coffeyville Resources LLC
9.000%, 04/01/2015 (S)	7,775,000	7,988,813
Consol Energy, Inc.
8.000%, 04/01/2017 (S)	300,000	316,500

The accompanying notes are an integral part of the financial statements.	329

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Denbury Resources, Inc.
8.250%, 02/15/2020	$3,014,000	$3,217,445
El Paso Corp.
6.875%, 06/15/2014	500,000	529,150
6.950%, 06/01/2028	1,325,000	1,226,488
7.000%, 06/15/2017	2,800,000	2,957,959
7.250%, 06/01/2018	2,000,000	2,143,334
7.750%, 01/15/2032	4,139,000	4,170,767
7.800%, 08/01/2031	2,550,000	2,569,408
8.050%, 10/15/2030	700,000	715,733
8.250%, 02/15/2016	525,000	572,250
El Paso Pipeline Partners Operating
Company LLC
6.500%, 04/01/2020	175,000	186,891
Encore Acquisition Company
9.500%, 05/01/2016	1,525,000	1,662,250
Forest Oil Corp.
7.250%, 06/15/2019	1,200,000	1,201,500
8.500%, 02/15/2014	250,000	265,625
Hilcorp Energy I LP
7.750%, 11/01/2015 (S)	2,315,000	2,343,938
9.000%, 06/01/2016 (S)	1,640,000	1,705,600
National Oilwell Varco, Inc.
6.125%, 08/15/2015	23,000	23,760
QEP Resources, Inc.
6.875%, 03/01/2021	675,000	703,688
Sabine Pass LNG LP
7.500%, 11/30/2016	14,833,000	13,145,734
Thermon Industries, Inc.
9.500%, 05/01/2017 (S)	875,000	896,875

		52,688,022
Financial - 8.68%
American General Finance Corp.
5.750%, 09/15/2016	500,000	377,500
American General Finance Corp., MTN
6.500%, 09/15/2017	900,000	688,500
6.900%, 12/15/2017	3,125,000	2,421,875
Chukchansi Economic Development Authority
4.123%, 11/15/2012 (P)(S)	875,000	498,750
8.000%, 11/15/2013 (S)	2,817,000	1,633,860
CIT Group, Inc.
7.000%, 05/01/2014 to 05/01/2017	15,983,593	15,256,878
Dupont Fabros Technology LP
8.500%, 12/15/2017	4,800,000	5,076,000
El Paso Performance-Linked Trust
7.750%, 07/15/2011 (S)	1,750,000	1,814,652
Emigrant Capital Trust I
3.197%, 12/10/2033 (P)(S)	2,450,000	942,858
Ford Motor Credit Company LLC
7.000%, 10/01/2013	1,580,000	1,649,743
7.250%, 10/25/2011	340,000	354,437
8.000%, 12/15/2016	5,975,000	6,490,738
HRPT Properties Trust
6.250%, 06/15/2017	3,000,000	3,148,113
HUB International Holdings, Inc.
10.250%, 06/15/2015 (S)	3,700,000	3,496,500
International Lease Finance Corp.
6.500%, 09/01/2014 (S)	650,000	666,250
6.750%, 09/01/2016 (S)	650,000	664,625
7.125%, 09/01/2018 (S)	1,075,000	1,099,188
National Retail Properties, Inc.
5.125%, 06/15/2028	1,000,000	1,110,000
6.875%, 10/15/2017	675,000	762,592

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
NSG Holdings, Inc.
7.750%, 12/15/2025 (S)	$2,125,000	$1,880,625
Nuveen Investments, Inc.
5.500%, 09/15/2015	11,489,000	8,903,975
10.500%, 11/15/2015	1,470,000	1,396,500
Realty Income Corp.
6.750%, 08/15/2019	1,151,000	1,329,018
USI Holdings Corp.
9.750%, 05/15/2015 (S)	3,000,000	2,857,500
Ventas Realty LP, Series 1
6.500%, 06/01/2016	500,000	515,459

		65,036,136
Industrial - 3.96%
Crown Americas LLC
7.625%, 05/15/2017 (S)	500,000	533,750
Energysolutions, Inc./Energysolutions LLC
10.750%, 08/15/2018 (S)	150,000	153,375
General Maritime Corp.
12.000%, 11/15/2017	3,700,000	3,912,750
Graham Packaging Company LP
9.875%, 10/15/2014	5,270,000	5,362,225
Gulfmark Offshore, Inc.
7.750%, 07/15/2014	4,175,000	4,049,750
Koppers, Inc.
7.875%, 12/01/2019	100,000	102,375
L-3 Communications Corp.
5.875%, 01/15/2015	1,500,000	1,528,125
Overseas Shipholding Group, Inc.
7.500%, 02/15/2024	5,545,000	4,775,631
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	1,000,000	1,075,000
Owens-Illinois, Inc.
7.800%, 05/15/2018	1,550,000	1,658,500
RailAmerica, Inc.
9.250%, 07/01/2017	3,905,000	4,236,925
Teekay Corp.
8.500%, 01/15/2020	475,000	507,063
Trailer Bridge, Inc.
9.250%, 11/15/2011	1,750,000	1,750,000

		29,645,469
Technology - 2.39%
Aspect Software, Inc.
10.625%, 05/15/2017 (S)	400,000	410,500
First Data Corp.
11.250%, 03/31/2016	800,000	526,000
First Data Corp., PIK
10.550%, 09/24/2015 (P)	6,956,599	5,234,841
Seagate Technology HDD Holdings
6.800%, 10/01/2016	1,175,000	1,192,625
SunGard Data Systems, Inc.
4.875%, 01/15/2014	1,600,000	1,532,000
10.250%, 08/15/2015	8,539,000	8,965,950

		17,861,916
Utilities - 4.37%
Calpine Construction Finance Company LP
8.000%, 06/01/2016 (S)	600,000	630,000
Calpine Corp.
7.250%, 10/15/2017 (S)	9,239,000	9,215,903
Ipalco Enterprises, Inc.
7.250%, 04/01/2016 (S)	7,325,000	7,654,625
8.625%, 11/14/2011	1,050,000	1,102,500
NRG Energy, Inc.
7.250%, 02/01/2014	735,000	749,700

The accompanying notes are an integral part of the financial statements.	330

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
NRG Energy, Inc. (continued)
7.375%, 02/01/2016 to 01/15/2017	$13,248,000	$13,347,360

		32,700,088

TOTAL CORPORATE BONDS (Cost $510,891,131)		$541,560,497

TERM LOANS (M) - 17.95%
Basic Materials - 1.01%
Celanese Holdings LLC
0.310%, 04/02/2014	166,667	159,063
2.030%, 04/02/2014	1,047,942	998,760
Chemtura Corp.
6.000%, 02/11/2011	750,000	748,125
6.000%, 08/11/2016	750,000	748,125
Georgia-Pacific Corp.
2.500%, 12/21/2012	2,963,257	2,919,818
2.540%, 12/20/2012	2,019,162	1,989,563

		7,563,454
Communications - 3.17%
Barrington Broadcasting Company LLC
4.650%, 08/12/2013	1,196,283	1,084,879
CCO Holdings LLC
2.800%, 09/06/2014	4,900,000	4,466,350
Charter Communications Operating LLC
2.320%, 03/06/2014	1,047,315	991,152
Crown Castle Operating Company
1.760%, 03/06/2014	1,576,438	1,511,164
CSC Holdings, Inc.
2.020%, 03/29/2013	523,203	507,788
Emdeon Business Services LLC
2.380%, 11/16/2013	452,037	436,969
5.380%, 05/16/2014	2,700,000	2,612,250
Getty Images, Inc.
6.250%, 07/02/2015	366,379	367,295
Gray Television, Inc.
3.800%, 12/31/2014	2,699,715	2,546,168
Intelsat Subsidiary Holding Company SA
3.030%, 07/03/2013	3,072,182	2,931,055
Level 3 Financing, Inc.
2.710%, 03/13/2014	2,450,000	2,194,663
Nexstar Broadcasting, Inc.
4.000%, 10/01/2012	468,000	463,320
5.010%, 09/30/2016	732,000	724,680
Nielsen Finance LLC
2.290%, 08/09/2013	1,223,183	1,168,139
Web Services Company LLC
7.000%, 08/28/2014	1,715,644	1,687,765

		23,693,637
Consumer, Cyclical - 4.50%
Adesa, Inc.
3.020%, 10/18/2013	610,659	586,996
Allison Transmission, Inc.
3.040%, 08/07/2014	2,850,684	2,626,703
CCM Merger, Inc.
8.500%, 07/13/2012	3,925,293	3,884,816
Federal Mogul Corp.
2.210%, 12/28/2015	2,870,825	2,498,643
2.230%, 12/29/2014	3,092,377	2,691,472
Ford Motor Company
3.030%, 12/16/2013	3,130,479	3,002,327
3.030%, 12/16/2013	8,379,981	8,061,030
Greenwood Racing, Inc.
2.570%, 11/28/2011	959,960	926,362

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer, Cyclical (continued)
Iconix Brand Group, Inc.
2.790%, 01/02/2012	$529,988	$514,088
Penn National Gaming, Inc.
2.060%, 10/03/2012	5,003,978	4,880,730
PEP Boys-Manny Moe & Jack
2.540%, 10/02/2013	234,258	221,666
Regal Cinemas Corp.
4.030%, 11/21/2016	186,156	183,829
The Goodyear Tire & Rubber Company
2.240%, 04/30/2014	2,850,000	2,638,476
Tire Rack Holdings, Inc.
2.020%, 06/24/2012	1,021,247	984,653

		33,701,791
Consumer, Non-cyclical - 2.17%
Acosta, Inc.
2.520%, 07/28/2013	1,256,144	1,194,907
AGA Medical Corp.
2.560%, 04/26/2013	3,850,000	3,497,082
Coinmach Corp.
3.350%, 11/20/2014	1,746,528	1,522,754
Community Health Systems, Inc.
2.550%, 07/25/2014	114,265	107,733
2.550%, 07/25/2014	2,227,126	2,099,814
Education Management LLC
2.310%, 06/03/2013	1,255,674	1,147,686
HCA, Inc.
2.030%, 11/16/2012	2,913,590	2,803,226
Health Management Associates, Inc.
2.280%, 02/28/2014	1,101,555	1,030,204
Healthsouth Corp.
2.790%, 03/11/2013	956,084	947,718
Skilled Healthcare Group, Inc.
5.250%, 03/16/2016	1,800,000	1,684,125
Sun Healthcare Group, Inc.
3.640%, 04/21/2014	149,870	145,224
Sun Healthcare Group, Inc., Letter of Credit
2.530%, 04/21/2014	79,875	77,399

		16,257,872
Energy - 0.46%
Covanta Energy Corp.
1.930%, 02/10/2014	609,148	572,980
2.000%, 02/10/2014	1,197,119	1,126,041
Dynegy Holdings, Inc.
4.020%, 04/02/2013	1,202,002	1,181,468
4.020%, 04/02/2013	96,266	94,622
Longview Power LLC
2.810%, 02/28/2014	322,421	271,640
2.810%, 02/28/2014	269,694	227,217

		3,473,968
Financial - 3.22%
American General Finance Corp.
7.250%, 04/21/2015	1,975,000	1,951,547
Amwins Group, Inc.
2.900%, 06/08/2013	2,166,790	1,996,155
6.040%, 06/08/2013	1,950,000	1,638,000
Capital Automotive Real Estate
Investment Trust
2.820%, 12/14/2012	6,964,776	6,607,831
HMSC Corp.
2.510%, 04/03/2014	386,456	305,300
5.760%, 10/03/2014	2,650,000	1,722,500
Local TV Finance LLC
2.270%, 05/07/2013	3,954,031	3,515,794

The accompanying notes are an integral part of the financial statements.	331

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Financial (continued)
LPL Holdings, Inc.
2.610%, 06/28/2013	$4,310,460	$4,181,146
Medical Properties Trust, Inc.
5.000%, 05/17/2016	500,000	492,500
NSG Holdings LLC
2.040%, 06/15/2014	24,169	22,960
2.040%, 06/15/2014	112,342	106,725
Nuveen Investments, Inc.
3.510%, 11/13/2014	1,092,845	964,778
TPF Generation Holdings
2.290%, 12/15/2011	54,791	51,389
2.530%, 12/13/2013	174,783	163,932
2.530%, 12/15/2013	436,169	409,090

		24,129,647
Industrial - 0.27%
Alliance Laundry Systems, Inc.
2.770%, 01/27/2012	282,857	275,786
Graham Packaging Company, Inc.
2.580%, 10/07/2011	687,090	684,427
Rexnord Holdings, Inc.
7.540%, 02/20/2013	1,367,960	1,053,329

		2,013,542
Technology - 0.57%
First Data Corp.
3.010%, 09/24/2014	1,333,251	1,282,506
3.010%, 09/24/2014	1,226,415	1,045,672
SunGard Data Systems, Inc.
2.040%, 02/28/2014	1,078,477	1,026,979
Vertafore, Inc.
6.750%, 07/29/2016	900,000	894,375

		4,249,532
Utilities - 2.58%
Calpine Corp.
3.420%, 03/29/2014	1,079,586	1,030,255
NRG Energy, Inc.
2.030%, 02/01/2013	1,329,419	1,297,222
3.780%, 08/31/2015	881,125	861,079
Texas Competitive Electric Holdings
Company LLC
3.800%, 10/10/2014	20,404,391	15,379,809
3.800%, 10/10/2014	992,500	746,580

		19,314,945

TOTAL TERM LOANS (Cost $130,268,358)		$134,398,388

CONVERTIBLE BONDS - 0.33%
Energy - 0.33%
Hornbeck Offshore Services, Inc.
1.625%, 11/15/2026	2,975,000	2,484,125

TOTAL CONVERTIBLE BONDS (Cost $2,291,225)		$2,484,125

ASSET BACKED SECURITIES - 0.15%
DB Master Finance LLC, Series 2006-1,
Class -M1
8.285%, 06/20/2031	1,250,000	1,163,863

TOTAL ASSET BACKED SECURITIES (Cost $1,249,978)		$1,163,863

COMMON STOCKS - 0.60%
Consumer Discretionary - 0.08%
Hotels, Restaurants & Leisure - 0.02%
Tropicana Entertainment LLC (I)	7,500	105,000

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media - 0.06%
Dex One Corp. (I)	53,110	$452,497

		557,497
Financials - 0.52%
Commercial Banks - 0.52%
CIT Group, Inc. (I)(L)	106,974	3,923,806

TOTAL COMMON STOCKS (Cost $4,911,147)		$4,481,303

PREFERRED STOCKS - 0.02%
Consumer Discretionary - 0.02%
Hotels, Restaurants & Leisure - 0.02%
Tropicana Las Vegas Resort & Casino
LLC 12.500%	1,270	71,120
Tropicana Las Vegas Resort &
Casino LLC (N)	840	84,000

		155,120

		155,120

TOTAL PREFERRED STOCKS (Cost $211,000)		$155,120

RIGHTS - 0.00%
Financial - 0.00%
Bowater Canada Finance Corp. (Expiration
Date: 09/10/2010) (I)	3,898	0

TOTAL RIGHTS (Cost $-)		$0

WARRANTS - 0.00%
Muzak Holdings LLC (Expiration Date:
01/01/2011, Strike Price: $25.00) (I)	8,366	0

TOTAL WARRANTS (Cost $680,016)		$0

SHORT-TERM INVESTMENTS - 6.99%
Repurchase Agreement - 0.03%
Repurchase Agreement with State Street Corp.
dated 08/31/2010 at 0.010% to be
repurchased at $225,458 on 09/01/2010,
collateralized by $215,000 U.S. Treasury
Notes, 3.125% due 04/30/2017 (valued at
$234,619, including interest)	$225,458	225,458
Short-Term Securities - 6.76%
State Street Institutional Liquid Reserves
Fund, 0.2807% (Y)	50,586,273	50,586,273
Securities Lending Collateral - 0.20%
John Hancock Collateral Investment
Trust, 0.3330% (W)(Y)	152,399	1,525,529

TOTAL SHORT-TERM INVESTMENTS (Cost $52,337,157)		$52,337,260

Total Investments (U.S. High Yield Bond Fund)
(Cost $702,840,012) - 98.36%		$736,580,556
Other assets and liabilities, net - 1.64%		12,299,704

TOTAL NET ASSETS - 100.00%		$748,880,260

The accompanying notes are an integral part of the financial statements.	332

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

U.S. Multi Sector Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.37%
Consumer Discretionary - 5.18%
Auto Components - 0.12%
Autoliv, Inc.	1,900	$102,866
Johnson Controls, Inc.	36,200	960,386

		1,063,252
Automobiles - 0.28%
Ford Motor Company (I)(L)	187,500	2,116,875
Harley-Davidson, Inc. (L)	17,100	415,872

		2,532,747
Diversified Consumer Services - 0.15%
Apollo Group, Inc., Class A (I)	19,100	811,368
ITT Educational Services, Inc. (I)(L)	8,020	427,145
Strayer Education, Inc. (L)	760	110,033

		1,348,546
Hotels, Restaurants & Leisure - 1.27%
Darden Restaurants, Inc.	4,300	177,418
International Game Technology	17,900	261,340
Marriott International, Inc., Class A (L)	7,251	232,105
McDonald’s Corp.	129,400	9,453,964
Starbucks Corp.	57,100	1,312,729

		11,437,556
Household Durables - 0.08%
Stanley Black & Decker, Inc.	3,500	187,740
Whirlpool Corp. (L)	6,800	504,288

		692,028
Internet & Catalog Retail - 0.54%
Amazon.com, Inc. (I)	14,000	1,747,620
Expedia, Inc.	26,300	601,218
Liberty Media Corp. - Interactive, Class A (I)	57,600	607,680
NetFlix, Inc. (I)(L)	2,600	326,352
priceline.com, Inc. (I)	5,480	1,597,310

		4,880,180
Leisure Equipment & Products - 0.01%
Hasbro, Inc.	2,200	88,792
Media - 0.88%
CBS Corp., Class B	28,000	386,960
Comcast Corp., Class A	34,900	597,488
DIRECTV, Class A (I)	12,800	485,376
Discovery Communications,
Inc., Series A (I)(L)	7,300	275,575
Liberty Global, Inc., Series A (I)(L)	3,400	93,568
News Corp., Class A	125,600	1,578,792
The Interpublic Group of Companies, Inc. (I)	12,900	110,037
The McGraw-Hill Companies, Inc.	1,800	49,770
The Walt Disney Company (L)	71,200	2,320,408
Time Warner Cable, Inc.	10,012	516,719
Time Warner, Inc.	2,600	77,948
Viacom, Inc., Class B	27,800	873,476
Virgin Media, Inc. (L)	30,200	628,462

		7,994,579
Multiline Retail - 0.17%
Dollar Tree, Inc. (I)	4,650	210,785
J.C. Penney Company, Inc.	8,100	162,000
Macy’s, Inc.	10,500	204,120
Nordstrom, Inc. (L)	27,600	798,192
Sears Holdings Corp. (I)(L)	3,200	198,080

		1,573,177
Specialty Retail - 0.99%
Abercrombie & Fitch Company, Class A (L)	11,400	394,440
Advance Auto Parts, Inc.	8,200	446,654

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
American Eagle Outfitters, Inc.	3,000	$37,920
AutoZone, Inc. (I)	2,190	459,418
Best Buy Company, Inc.	9,400	295,066
CarMax, Inc. (I)(L)	14,300	284,999
Guess?, Inc.	9,000	290,790
Home Depot, Inc.	105,900	2,945,079
Limited Brands, Inc.	33,500	790,600
Lowe’s Companies, Inc.	38,100	773,430
PetSmart, Inc.	13,000	414,570
Ross Stores, Inc.	2,300	114,149
The Gap, Inc.	29,100	491,499
Tiffany & Company (L)	6,700	265,521
TJX Companies, Inc.	12,400	492,156
Urban Outfitters, Inc. (I)(L)	13,300	403,256

		8,899,547
Textiles, Apparel & Luxury Goods - 0.69%
Coach, Inc.	110,800	3,971,072
NIKE, Inc., Class B	26,800	1,876,000
Polo Ralph Lauren Corp. (L)	5,300	401,422

		6,248,494

		46,758,898
Consumer Staples - 20.15%
Beverages - 6.10%
Coca-Cola Enterprises, Inc.	23,800	677,348
Hansen Natural Corp. (I)	7,700	346,808
PepsiCo, Inc.	366,385	23,514,589
The Coca-Cola Company	545,300	30,493,176

		55,031,921
Food & Staples Retailing - 5.05%
SUPERVALU, Inc.	14,990	145,703
The Kroger Company	12,300	242,679
Wal-Mart Stores, Inc.	666,600	33,423,324
Walgreen Company	419,100	11,265,408
Whole Foods Market, Inc. (I)(L)	12,000	417,480

		45,494,594
Food Products - 0.77%
Archer-Daniels-Midland Company	14,700	452,466
Dean Foods Company (I)	6,600	67,518
General Mills, Inc.	87,000	3,145,920
Green Mountain Coffee Roasters, Inc. (I)(L)	7,500	231,150
Kellogg Company	34,300	1,704,024
Kraft Foods, Inc., Class A	29,876	894,786
Sara Lee Corp.	13,000	187,720
Tyson Foods, Inc., Class A	17,100	280,098

		6,963,682
Household Products - 4.53%
Clorox Company	12,700	823,214
Colgate-Palmolive Company	189,400	13,985,296
Energizer Holdings, Inc. (I)	4,400	277,420
Kimberly-Clark Corp.	53,700	3,458,280
The Procter & Gamble Company	373,000	22,256,910

		40,801,120
Personal Products - 0.20%
Avon Products, Inc.	35,000	1,018,500
The Estee Lauder Companies, Inc., Class A	14,600	818,622

		1,837,122
Tobacco - 3.50%
Altria Group, Inc.	349,200	7,794,144

The accompanying notes are an integral part of the financial statements.	333

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco (continued)
Philip Morris International, Inc.	461,800	$23,754,992

		31,549,136

		181,677,575
Energy - 7.47%
Energy Equipment & Services - 0.36%
Baker Hughes, Inc.	5,206	195,641
Cameron International Corp. (I)	9,400	345,732
FMC Technologies, Inc. (I)(L)	8,400	519,540
Halliburton Company	28,500	803,985
Nabors Industries, Ltd. (I)	19,100	299,488
National Oilwell Varco, Inc.	6,700	251,853
Pride International, Inc. (I)	6,400	150,720
Schlumberger, Ltd.	13,530	721,555

		3,288,514
Oil, Gas & Consumable Fuels - 7.11%
Anadarko Petroleum Corp.	4,400	202,356
Arch Coal, Inc.	8,400	189,084
Chesapeake Energy Corp.	18,700	386,716
Chevron Corp.	203,200	15,069,312
Cimarex Energy Company	6,200	405,604
ConocoPhillips	119,900	6,286,357
EOG Resources, Inc.	1,980	172,003
Exxon Mobil Corp.	645,900	38,211,444
Marathon Oil Corp.	2,900	88,421
Massey Energy Company	3,400	97,750
Newfield Exploration Company (I)	7,500	360,075
Occidental Petroleum Corp.	2,900	211,932
Peabody Energy Corp.	7,800	333,840
Pioneer Natural Resources Company	7,600	439,432
Plains Exploration & Production Company (I)	7,000	167,160
Sunoco, Inc. (L)	9,200	309,856
The Williams Companies, Inc.	13,000	235,690
Valero Energy Corp.	44,500	701,765
Whiting Petroleum Corp. (I)(L)	2,600	220,584

		64,089,381

		67,377,895
Financials - 2.81%
Capital Markets - 0.55%
Ameriprise Financial, Inc.	13,900	605,762
BlackRock, Inc.	5,570	790,662
Franklin Resources, Inc.	18,910	1,825,004
Invesco, Ltd.	12,900	233,490
Legg Mason, Inc.	7,100	179,843
Morgan Stanley	15,300	377,757
T. Rowe Price Group, Inc.	5,500	240,790
The Goldman Sachs Group, Inc.	4,880	668,267

		4,921,575
Commercial Banks - 0.23%
BB&T Corp.	7,200	159,264
Comerica, Inc.	8,500	292,485
M&T Bank Corp.	2,200	188,408
PNC Financial Services Group, Inc.	22,200	1,131,312
Wells Fargo & Company	12,800	301,440

		2,072,909
Consumer Finance - 0.57%
American Express Company	110,800	4,417,596
Capital One Financial Corp.	13,300	503,538
Discover Financial Services	12,500	181,375

		5,102,509

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services - 0.52%
Bank of America Corp.	379,400	4,723,530
Insurance - 0.93%
Aflac, Inc.	44,800	2,116,800
Assurant, Inc.	6,200	226,672
Chubb Corp.	15,100	832,312
CNA Financial Corp. (I)	5,100	132,702
First American Financial Corp.	5,100	75,633
Hartford Financial Services Group, Inc.	7,500	151,200
HCC Insurance Holdings, Inc.	10,200	257,346
Loews Corp. (L)	2,500	87,850
MetLife, Inc.	10,100	379,760
Prudential Financial, Inc.	5,500	278,135
The Allstate Corp.	38,700	1,068,120
The Progressive Corp.	11,600	229,680
The Travelers Companies, Inc.	33,400	1,635,932
Torchmark Corp.	6,600	325,710
Unum Group	12,500	250,625
W.R. Berkley Corp. (L)	13,700	360,995

		8,409,472
Thrifts & Mortgage Finance - 0.01%
New York Community Bancorp, Inc. (L)	5,900	93,751

		25,323,746
Health Care - 25.21%
Biotechnology - 1.52%
Amgen, Inc. (I)	196,100	10,008,944
Biogen Idec, Inc. (I)(L)	21,300	1,145,940
Dendreon Corp. (I)(L)	6,200	222,208
Gilead Sciences, Inc. (I)(L)	74,800	2,383,128

		13,760,220
Health Care Equipment & Supplies - 2.26%
Boston Scientific Corp. (I)	15,800	82,002
C.R. Bard, Inc.	1,100	84,513
Gen-Probe, Inc. (I)	1,000	45,030
Hospira, Inc. (I)	1,600	82,176
Intuitive Surgical, Inc. (I)(L)	4,350	1,152,881
Medtronic, Inc.	422,900	13,312,892
ResMed, Inc. (I)(L)	7,400	223,036
Stryker Corp. (L)	49,000	2,116,310
Varian Medical Systems, Inc. (I)(L)	1,700	90,508
Zimmer Holdings, Inc. (I)	67,300	3,174,541

		20,363,889
Health Care Providers & Services - 4.50%
Aetna, Inc.	26,900	718,768
AmerisourceBergen Corp.	113,800	3,104,464
Cardinal Health, Inc.	62,900	1,884,484
CIGNA Corp.	31,500	1,014,930
Community Health Systems, Inc. (I)	5,500	143,385
Coventry Health Care, Inc. (I)	17,700	342,495
DaVita, Inc. (I)	3,700	239,094
Express Scripts, Inc. (I)	39,110	1,666,086
Humana, Inc. (I)	13,700	654,723
McKesson Corp.	50,100	2,908,305
Omnicare, Inc.	7,200	138,240
Quest Diagnostics, Inc.	7,700	334,950
UnitedHealth Group, Inc.	670,200	21,258,744
WellPoint, Inc. (I)	125,000	6,210,000

		40,618,668
Health Care Technology - 0.05%
Cerner Corp. (I)(L)	5,800	422,530

The accompanying notes are an integral part of the financial statements.	334

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services - 0.02%
Covance, Inc. (I)	2,600	$98,618
Mettler-Toledo International, Inc. (I)	820	90,684

		189,302
Pharmaceuticals - 16.86%
Abbott Laboratories	384,200	18,956,428
Allergan, Inc.	11,100	681,762
Bristol-Myers Squibb Company	99,000	2,581,920
Eli Lilly & Company	419,000	14,061,640
Endo Pharmaceuticals Holdings, Inc. (I)	7,900	214,643
Forest Laboratories, Inc. (I)	95,100	2,595,279
Johnson & Johnson	630,500	35,951,110
King Pharmaceuticals, Inc. (I)	12,000	104,520
Merck & Company, Inc.	662,141	23,280,878
Mylan, Inc. (I)(L)	13,500	231,660
Perrigo Company	3,300	188,067
Pfizer, Inc.	3,337,826	53,171,568

		152,019,475

		227,374,084
Industrials - 5.66%
Aerospace & Defense - 2.02%
General Dynamics Corp.	90,000	5,028,300
L-3 Communications Holdings, Inc.	6,000	399,600
Northrop Grumman Corp.	9,500	514,140
Precision Castparts Corp.	3,560	402,921
Raytheon Company	1,900	83,448
Rockwell Collins, Inc.	10,400	560,872
The Boeing Company	24,800	1,516,024
United Technologies Corp.	149,200	9,729,332

		18,234,637
Air Freight & Logistics - 0.14%
FedEx Corp.	16,000	1,248,800
Airlines - 0.06%
Southwest Airlines Company	46,600	514,930
Building Products - 0.01%
Masco Corp.	7,300	76,577
Commercial Services & Supplies - 0.04%
Copart, Inc. (I)	3,600	118,980
R.R. Donnelley & Sons Company	14,800	224,146

		343,126
Electrical Equipment - 0.21%
Emerson Electric Company	33,400	1,558,110
Rockwell Automation, Inc.	7,200	368,208

		1,926,318
Industrial Conglomerates - 2.14%
3M Company	142,500	11,193,375
General Electric Company	548,300	7,939,384
Textron, Inc.	9,800	167,286

		19,300,045
Machinery - 0.75%
Caterpillar, Inc.	58,100	3,785,796
Cummins, Inc.	13,400	997,094
Danaher Corp. (L)	3,100	112,623
Deere & Company	5,600	354,312
Dover Corp.	2,200	98,472
Eaton Corp.	7,900	548,892
Flowserve Corp.	1,830	163,565
Illinois Tool Works, Inc.	3,700	152,662
Joy Global, Inc.	3,400	192,916
Oshkosh Corp. (I)	2,700	67,176

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Parker Hannifin Corp.	4,200	$248,472

		6,721,980
Professional Services - 0.01%
Manpower, Inc.	1,900	80,750
Road & Rail - 0.26%
CSX Corp.	24,500	1,222,305
Kansas City Southern (I)	2,900	97,353
Norfolk Southern Corp.	15,900	853,512
Union Pacific Corp.	3,000	218,820

		2,391,990
Trading Companies & Distributors - 0.02%
Fastenal Company (L)	3,700	167,499

		51,006,652
Information Technology - 28.38%
Communications Equipment - 3.19%
Brocade Communications Systems, Inc. (I)	21,200	106,424
Cisco Systems, Inc. (I)	813,300	16,306,665
F5 Networks, Inc. (I)	4,100	358,463
Harris Corp.	2,200	92,554
Motorola, Inc. (I)	100,900	759,777
QUALCOMM, Inc.	289,600	11,094,576

		28,718,459
Computers & Peripherals - 5.61%
Apple, Inc. (I)	163,390	39,764,224
Dell, Inc. (I)	81,700	961,609
EMC Corp. (I)	29,500	538,080
Hewlett-Packard Company	179,100	6,891,768
NetApp, Inc. (I)(L)	25,800	1,043,352
SanDisk Corp. (I)(L)	10,200	339,048
Western Digital Corp. (I)	45,000	1,086,750

		50,624,831
Electronic Equipment, Instruments & Components - 0.16%
Agilent Technologies, Inc. (I)	25,300	682,341
Amphenol Corp., Class A	3,200	130,304
Arrow Electronics, Inc. (I)	5,600	128,128
Avnet, Inc. (I)	7,100	162,590
FLIR Systems, Inc. (I)(L)	6,600	165,792
Jabil Circuit, Inc.	12,900	132,225

		1,401,380
Internet Software & Services - 6.04%
Akamai Technologies, Inc. (I)(L)	9,000	414,630
eBay, Inc. (I)	548,600	12,749,464
Google, Inc., Class A (I)	91,740	41,284,835

		54,448,929
IT Services - 1.88%
Cognizant Technology Solutions
Corp., Class A (I)	59,500	3,427,498
CoreLogic, Inc.	5,100	88,077
Fiserv, Inc. (I)(L)	5,900	295,177
Global Payments, Inc.	13,400	504,242
International Business Machines Corp.	100,960	12,441,301
Teradata Corp. (I)	6,400	209,536

		16,965,831
Office Electronics - 0.06%
Xerox Corp.	61,901	522,444
Semiconductors & Semiconductor Equipment - 0.27%
Advanced Micro Devices, Inc. (I)(L)	21,300	119,706
Broadcom Corp., Class A	12,600	377,622

The accompanying notes are an integral part of the financial statements.	335

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Cree, Inc. (I)(L)	8,200	$439,028
LSI Corp. (I)	17,200	69,144
Micron Technology, Inc. (I)(L)	35,000	226,275
NVIDIA Corp. (I)	40,300	375,999
ON Semiconductor Corp. (I)	12,100	74,778
Texas Instruments, Inc.	33,800	778,414

		2,460,966
Software - 11.17%
Adobe Systems, Inc. (I)	4,900	136,024
Citrix Systems, Inc. (I)	11,400	660,516
FactSet Research Systems, Inc. (L)	1,300	95,615
Intuit, Inc. (I)	3,200	136,960
Microsoft Corp.	2,176,000	51,092,480
Oracle Corp.	2,142,700	46,882,275
Red Hat, Inc. (I)	7,600	262,580
Salesforce.com, Inc. (I)(L)	6,900	758,172
Symantec Corp. (I)	20,700	282,141
VMware, Class A (I)(L)	5,700	447,849

		100,754,612

		255,897,452
Materials - 0.93%
Chemicals - 0.43%
Ashland, Inc.	4,000	185,840
Celanese Corp., Series A	11,500	307,050
E.I. Du Pont de Nemours & Company	9,900	403,623
Eastman Chemical Company	3,000	184,650
Lubrizol Corp.	5,200	485,212
The Dow Chemical Company	90,500	2,205,485
The Sherwin-Williams Company	1,500	105,570

		3,877,430
Metals & Mining - 0.42%
Alcoa, Inc. (L)	58,600	598,306
Freeport-McMoRan Copper & Gold, Inc.	19,800	1,425,204
Reliance Steel & Aluminum Company	2,600	96,850
Southern Copper Corp.	48,900	1,478,736
Walter Energy, Inc.	2,840	204,594

		3,803,690
Paper & Forest Products - 0.08%
International Paper Company	24,900	509,454
MeadWestvaco Corp.	7,100	154,496

		663,950

		8,345,070
Telecommunication Services - 1.51%
Diversified Telecommunication Services - 1.42%
AT&T, Inc.	325,105	8,787,588
Verizon Communications, Inc.	137,100	4,045,821

		12,833,409
Wireless Telecommunication Services - 0.09%
Crown Castle International Corp. (I)	10,800	444,096
NII Holdings, Inc. (I)	8,800	319,000

		763,096

		13,596,505
Utilities - 0.07%
Independent Power Producers & Energy Traders - 0.05%
The AES Corp. (I)	39,500	404,480
Multi-Utilities - 0.02%
DTE Energy Company	2,000	93,700

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities (continued)
Integrys Energy Group, Inc. (L)	2,500	$121,125

		214,825

		619,305

TOTAL COMMON STOCKS (Cost $843,209,536)		$877,977,182

SHORT-TERM INVESTMENTS - 4.74%
Short-Term Securities* - 2.25%
State Street Institutional Investment Treasury
Money Market Fund, 0.0344% (Y)	$6,343,199	6,343,199
U.S. Treasury Bills, zero coupon 09/16/2010	14,000,000	13,999,090

		20,342,289
Securities Lending Collateral - 2.49%
John Hancock Collateral Investment
Trust, 0.3330% (W)(Y)	2,242,143	22,444,081

TOTAL SHORT-TERM INVESTMENTS (Cost $42,778,819)		$42,786,370

Total Investments (U.S. Multi Sector Fund)
(Cost $885,988,355) - 102.11%		$920,763,552
Other assets and liabilities, net - (2.11%)		(19,039,500)

TOTAL NET ASSETS - 100.00%		$901,724,052

Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.57%
Consumer Discretionary - 10.00%
Auto Components - 1.21%
Lear Corp. (I)	23,896	$1,760,179
Automobiles - 2.20%
Harley-Davidson, Inc.	131,326	3,193,848
Hotels, Restaurants & Leisure - 2.16%
Darden Restaurants, Inc.	75,929	3,132,831
Household Durables - 4.43%
Mohawk Industries, Inc. (I)	49,746	2,204,245
Newell Rubbermaid, Inc.	281,924	4,234,498

		6,438,743

		14,525,601
Consumer Staples - 9.46%
Beverages - 2.55%
Coca-Cola Enterprises, Inc.	130,203	3,705,577
Food & Staples Retailing - 2.51%
Sysco Corp.	132,282	3,636,432
Food Products - 2.39%
ConAgra Foods, Inc.	161,008	3,476,163
Personal Products - 2.01%
Avon Products, Inc.	100,230	2,916,693

		13,734,865
Energy - 7.44%
Oil, Gas & Consumable Fuels - 7.44%
El Paso Corp.	385,914	4,395,560
Pioneer Natural Resources Company	57,597	3,330,259

The accompanying notes are an integral part of the financial statements.	336

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
The Williams Companies, Inc.	169,959	$3,081,357

		10,807,176

		10,807,176
Financials - 19.09%
Capital Markets - 3.39%
Northern Trust Corp.	48,069	2,217,904
The Charles Schwab Corp.	212,290	2,708,820

		4,926,724
Commercial Banks - 6.78%
BB&T Corp.	128,150	2,834,678
Comerica, Inc.	87,162	2,999,244
First Horizon National Corp. (I)	171,161	1,725,303
Wintrust Financial Corp.	79,601	2,289,325

		9,848,550
Insurance - 7.43%
ACE, Ltd.	57,018	3,048,752
Marsh & McLennan Companies, Inc.	148,957	3,533,260
Willis Group Holdings PLC	144,498	4,202,002

		10,784,014
Real Estate Investment Trusts - 1.49%
Weingarten Realty Investors	106,800	2,155,224

		27,714,512
Health Care - 9.75%
Health Care Equipment & Supplies - 1.74%
Beckman Coulter, Inc.	55,298	2,523,801
Health Care Providers & Services - 8.01%
Brookdale Senior Living, Inc. (I)	287,004	3,845,854
Healthsouth Corp. (I)	210,478	3,422,372
Henry Schein, Inc. (I)	82,616	4,362,125

		11,630,351

		14,154,152
Industrials - 13.63%
Aerospace & Defense - 3.11%
Goodrich Corp.	65,969	4,517,557
Building Products - 2.78%
Lennox International, Inc.	95,175	4,034,468
Commercial Services & Supplies - 3.42%
Avery Dennison Corp.	152,923	4,973,056
Machinery - 4.32%
Pentair, Inc.	59,535	1,792,004
Snap-On, Inc.	108,711	4,482,155

		6,274,159

		19,799,240
Information Technology - 7.89%
Computers & Peripherals - 2.04%
Diebold, Inc.	113,915	2,954,955
Electronic Equipment, Instruments & Components - 0.73%
Flextronics International, Ltd. (I)	215,837	1,064,076
IT Services - 1.71%
Fidelity National Information Services, Inc.	95,973	2,479,942
Office Electronics - 3.41%
Zebra Technologies Corp., Class A (I)	173,106	4,954,294

		11,453,267

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Materials - 9.83%
Chemicals - 7.32%
PPG Industries, Inc.	54,030	$3,556,795
Valspar Corp.	124,835	3,760,030
W.R. Grace & Company (I)	130,797	3,309,164

		10,625,989
Containers & Packaging - 2.51%
Sonoco Products Company	116,236	3,655,622

		14,281,611
Utilities - 7.48%
Electric Utilities - 5.33%
Edison International	130,886	4,417,403
Great Plains Energy, Inc.	179,238	3,314,111

		7,731,514
Multi-Utilities - 2.15%
Wisconsin Energy Corp.	56,075	3,125,621

		10,857,135

TOTAL COMMON STOCKS (Cost $124,910,975)		$137,327,559

SHORT-TERM INVESTMENTS - 5.40%
Short-Term Securities - 5.40%
State Street Institutional Liquid Reserves
Fund, 0.2807% (Y)	$7,841,855	7,841,855

TOTAL SHORT-TERM INVESTMENTS (Cost $7,841,855)		$7,841,855

Total Investments (Value Fund) (Cost $132,752,830) - 99.97%		$145,169,414
Other assets and liabilities, net - 0.03%		37,518

TOTAL NET ASSETS - 100.00%		$145,206,932

Value & Restructuring Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.90%
Consumer Discretionary - 4.72%
Household Durables - 2.50%
Newell Rubbermaid, Inc. (L)	315,500	$4,738,810
Stanley Black & Decker, Inc.	146,500	7,858,260

		12,597,070
Specialty Retail - 2.22%
TJX Companies, Inc.	281,200	11,160,827

		23,757,897
Consumer Staples - 6.51%
Food Products - 0.15%
Dole Food Company, Inc. (I)(L)	84,487	729,968
Personal Products - 1.79%
Avon Products, Inc.	310,000	9,021,000
Tobacco - 4.57%
Lorillard, Inc. (L)	302,300	22,977,823

		32,728,791
Energy - 21.09%
Oil, Gas & Consumable Fuels - 21.09%
Alpha Natural Resources, Inc. (I)	460,700	17,105,791
Anadarko Petroleum Corp.	201,000	9,243,990
ConocoPhillips	264,400	13,862,492

The accompanying notes are an integral part of the financial statements.	337

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
CONSOL Energy, Inc.	387,300	$12,471,060
Devon Energy Corp.	220,300	13,279,684
Murphy Oil Corp.	83,300	4,461,547
Noble Energy, Inc.	166,000	11,583,480
Petrohawk Energy Corp. (I)(L)	335,500	5,072,760
Petroleo Brasileiro SA, ADR (L)	570,900	19,039,515

		106,120,319

		106,120,319
Financials - 15.54%
Capital Markets - 5.18%
Apollo Investment Corp.	329,000	3,148,530
Invesco, Ltd. (L)	521,000	9,430,100
Morgan Stanley	249,000	6,147,810
The Goldman Sachs Group, Inc.	53,500	7,326,290

		26,052,730
Commercial Banks - 1.36%
PNC Financial Services Group, Inc.	134,200	6,838,832
Diversified Financial Services - 1.78%
JPMorgan Chase & Company	246,400	8,959,104
Insurance - 6.39%
ACE, Ltd.	320,800	17,153,176
Loews Corp. (L)	183,200	6,437,648
MetLife, Inc.	227,500	8,554,000

		32,144,824
Real Estate Investment Trusts - 0.83%
DiamondRock Hospitality Company (I)	318,000	2,785,680
Host Hotels & Resorts, Inc.	108,400	1,423,292

		4,208,972

		78,204,462
Health Care - 6.36%
Biotechnology - 0.40%
Talecris Biotherapeutics Holdings Corp. (I)	92,000	2,018,480
Health Care Equipment & Supplies - 1.32%
Baxter International, Inc.	156,300	6,652,128
Health Care Providers & Services - 2.30%
AmerisourceBergen Corp.	424,000	11,566,720
Pharmaceuticals - 2.34%
Bristol-Myers Squibb Company	385,000	10,040,800
Warner Chilcott, Class A PLC	61,000	1,733,620

		11,774,420

		32,011,748
Industrials - 15.69%
Aerospace & Defense - 3.24%
AerCap Holdings NV (I)	457,000	4,908,180
United Technologies Corp.	175,000	11,411,750

		16,319,930
Airlines - 1.51%
Copa Holdings SA, Class A	155,700	7,595,046
Construction & Engineering - 0.76%
Aecom Technology Corp. (I)	170,800	3,843,000
Industrial Conglomerates - 1.83%
Tyco International, Ltd.	247,000	9,208,160
Machinery - 3.59%
AGCO Corp. (I)(L)	218,500	7,221,425
Eaton Corp.	155,800	10,824,984

		18,046,409

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail - 4.66%
Union Pacific Corp.	321,200	$23,428,328
Trading Companies & Distributors - 0.10%
RSC Holdings, Inc. (I)(L)	81,573	487,807

		78,928,680
Information Technology - 8.46%
Communications Equipment - 4.53%
CommScope, Inc. (I)	214,000	4,012,500
Harris Corp.	447,000	18,805,290

		22,817,790
Electronic Equipment, Instruments & Components - 0.46%
Corning, Inc.	148,000	2,320,640
IT Services - 3.06%
International Business Machines Corp.	125,000	15,403,750
Office Electronics - 0.41%
Xerox Corp.	242,700	2,048,388

		42,590,568
Materials - 13.15%
Chemicals - 5.13%
Celanese Corp., Series A	438,900	11,718,630
Lanxess AG	170,000	7,421,903
Methanex Corp.	89,000	1,900,150
PPG Industries, Inc.	72,733	4,788,013

		25,828,696
Metals & Mining - 7.89%
Freeport-McMoRan Copper & Gold, Inc.	153,500	11,048,930
Grupo Mexico SAB de CV, Series B	2,415,000	6,204,271
Schnitzer Steel Industries, Inc. (L)	120,000	5,308,800
Southern Copper Corp. (L)	384,000	11,612,160
Vale SA, SADR (L)	206,200	5,515,850

		39,690,011
Paper & Forest Products - 0.13%
Weyerhaeuser Company (L)	39,697	623,243

		66,141,950
Telecommunication Services - 4.38%
Diversified Telecommunication Services - 0.49%
Windstream Corp.	214,000	2,468,490
Wireless Telecommunication Services - 3.89%
America Movil SAB de CV,
Series L, ADR (L)	420,000	19,584,600

		22,053,090

TOTAL COMMON STOCKS (Cost $384,317,510)		$482,537,505

PREFERRED STOCKS - 1.58%
Energy - 0.23%
Oil, Gas & Consumable Fuels - 0.23%
Apache Corp., Series D 6.000% (I)	21,117	1,140,952
Financials - 1.35%
Diversified Financial Services - 0.84%
2009 Dole Food Automatic Common
Exchange Security Trust 7.000%	166,000	1,498,150
Citigroup, Inc. 7.500%	24,047	2,752,179

		4,250,329

The accompanying notes are an integral part of the financial statements.	338

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)

Insurance - 0.51%
Hartford Financial Services Group,
Inc. 7.250%	113,500	$2,542,400

		6,792,729

TOTAL PREFERRED STOCKS (Cost $8,141,700)		$7,933,681

CONVERTIBLE BONDS - 1.20%
Consumer, Cyclical - 1.20%
Ford Motor Company
4.250%, 11/15/2016	4,367,000	6,059,214

TOTAL CONVERTIBLE BONDS (Cost $4,822,740)		$6,059,214

SHORT-TERM INVESTMENTS - 14.68%
Repurchase Agreement - 0.86%
Repurchase Agreement with State Street Corp.
dated 08/31/2010 at 0.010% to be
repurchased at $4,336,001 on 09/01/2010,
collateralized by $4,405,000 Federal Home
Loan Bank, 2.500% due 04/06/2015 (valued
at $4,427,025, including interest)	$4,336,000	4,336,000

SECURITIES LENDING COLLATERAL - 13.82%
John Hancock Collateral Investment
Trust, 0.3330% (W)(Y)	6,944,760	69,517,746

TOTAL SHORT-TERM INVESTMENTS (Cost $73,831,042)		$73,853,746

Total Investments (Value & Restructuring Fund)
(Cost $471,112,992) - 113.36%		$570,384,146
Other assets and liabilities, net - (13.36%)		(67,203,097)

TOTAL NET ASSETS - 100.00%		$503,181,049

Footnotes
Percentages are stated as a percent of net assets.

Key to Currency Abbreviations

ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
DEM	- Deutsche Mark
DKK	- Danish Krone
EGP	- Egyptian Pound
EUR	- Euro
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
GBP	- Pound Sterling
IDR	- Indonesian Rupiah
JPY	- Japanese Yen
KRW	- Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
PLN	- Polish Zloty
SGD	- Singapore Dollar
SEK	- Swedish Krona
THB	- Thai Baht
ZAR	- South African Rand

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
BKNT	- Bank Note
CDOR	- Canadian Dealer Offered Rate
EURIBOR	- Euro Interbank Offered Rate
FHLMC	- Federal Home Loan Mortgage Corporation
GBPLIBOR	- Pound Sterling LIBOR
GDR	- Global Depositary Receipts
GMTN	- Global Medium Term Note
IO	- Interest Only (Interest Tranche of Stripped Mortgage Pool)
LIBOR	- London Interbank Offered Rate
MTN	- Medium Term Note
PIK	- Paid In Kind
PO	- Principal-Only Security
SADR	- Sponsored American Depositary Receipts
SPDR	- Standard & Poor’s Depositary Receipts
TBA	- To Be Announced

(A)	The subadviser is an affiliate of the adviser.
(C)	The investment is an affiliate of the fund, the adviser and/or the subadviser.
(D)	Principal amount of security is adjusted for inflation.
(F)	All or portion of this security is held at a broker to meet the margin requirements on written options and/or futures contracts.
(G)	The Fund’s sub-adviser is shown parenthetically.
(H)	Defaulted security. Currently, the issuer is in default with respect to interest payments.
(I)	Non-income producing security.
(L)	All or a portion of the security is on loan as of August 31, 2010.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.
Unsettled term loan rates are determined at time of settlement as noted
in the descriptions below.
(N)	Variable rate preferred stock.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date.
(R)	Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.
See Note 10.
(S)	The securities are exempt from registration under Rule 144A of the
Securities Act of 1933. Such securities may be resold to qualified institutional buyers, in transactions exempt from registration.
(T)	All or a portion of this security represents an unsettled term loan commitment. Rate will be determined at time of settlement.
(W)	Investment is an affiliate of the Fund, the adviser and/or subadviser.
Also, it represents the investment of securities lending
collateral received.
(Y)	The rate shown is the annualized seven-day yield as of
August 31, 2010.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	339

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

Certain Funds had the following country concentration as a percentage of total net assets on 8-31-10:

High Yield Fund		Spectrum Income Fund
United States	75.23%	United States	75.13%
Luxembourg	3.39%	Japan	2.93%
Bermuda	2.93%	Canada	2.54%
Netherlands	1.92%	United Kingdom	2.48%
Mexico	1.77%	Brazil	1.66%
Cayman Islands	1.59%	Germany	1.56%
Other Countries	7.77%	Other Countries	10.01%
Short-Term Investments and Net Other Assets	5.40%	Short-Term Investments and Net Other Assets	3.69%

Certain Funds had the following sector distribution as a percentage of total net assets on 8-31-10:

Emerging Markets Debt Fund
Government	36.69%	Global Infrastructure Fund
Consumer, Non-cyclical	11.13%	Utilities	39.70%
Communications	8.69%	Industrials	35.15%
Energy	8.38%	Energy	26.04%
Consumer, Cyclical	7.34%	Net Other Assets	(0.89)%
Financial	6.22%
Basic Materials	4.36%	Global Real Estate Fund
Utilities	2.41%	Financials	98.67%
Diversified	1.70%	Health Care	0.22%
Industrial	1.65%	Industrials	0.09%
Short-Term Investments & Net Other Assets	11.43%	Net Other Assets	1.02%

		Global Timber Fund
Emerging Markets Value Fund		Materials	81.56%
Financials	30.81%	Financials	14.37%
Materials	17.91%	Consumer Staples	1.97%
Energy	12.27%	Net Other Assets	2.10%
Industrials	11.76%
Consumer Discretionary	8.98%	International Equity Index Fund
Information Technology	7.47%	Financials	24.55%
Consumer Staples	6.12%	Materials	11.26%
Telecommunication Services	1.96%	Energy	9.93%
Utilities	1.47%	Industrials	9.86%
Health Care	0.49%	Consumer Staples	8.50%
Short-Term Investments & Net Other Assets	0.76%	Consumer Discretionary	8.34%
		Information Technology	6.34%
Global Agribusiness Fund		Health Care	6.07%
Materials	47.96%	Telecommunication Services	5.99%
Consumer Staples	39.15%	Utilities	4.52%
Industrials	12.90%	Short-Term Investments & Net Other Assets	4.64%
Net Other Assets	(0.01)%
		International Opportunities Fund
Global Bond Fund		Consumer Discretionary	21.81%
Government	52.28%	Financials	18.23%
Financial	29.14%	Industrials	12.00%
Mortgage Securities	11.32%	Information Technology	11.93%
Asset Backed Securities	1.24%	Consumer Staples	9.87%
Communications	1.10%	Energy	7.48%
Consumer, Cyclical	0.91%	Materials	6.40%
Industrial	0.72%	Health Care	4.77%
Consumer, Non-cyclical	0.52%	Telecommunication Services	3.03%
Basic Materials	0.49%	Utilities	1.25%
Technology	0.28%	Short-Term Investments & Net Other Assets	3.23%
Energy	0.05%
Short-Term Investments & Net Other Assets	1.95%

The accompanying notes are an integral part of the financial statements.	340

John Hancock Funds II

Portfolio of Investments — August 31, 2010 (showing percentage of total net assets)

International Small Cap Fund		International Value Fund
Consumer Discretionary	28.44%	Financials	16.97%
Financials	18.63%	Telecommunication Services	15.42%
Industrials	16.88%	Information Technology	13.91%
Information Technology	9.49%	Consumer Discretionary	12.00%
Consumer Staples	4.65%	Industrials	11.85%
Materials	4.28%	Health Care	10.81%
Health Care	3.78%	Energy	9.32%
Energy	1.73%	Utilities	2.73%
Utilities	1.36%	Consumer Staples	2.33%
Telecommunication Services	1.08%	Materials	0.73%
Short-Term Investments & Net Other Assets	9.68%	Short-Term Investments & Net Other Assets	3.93%

International Small Company Fund
Industrial	23.17%
Consumer, Cyclical	16.31%
Consumer, Non-cyclical	16.05%
Financial	13.22%
Basic Materials	11.75%
Energy	6.19%
Communications	5.64%
Technology	4.27%
Utilities	1.32%
Diversified	1.31%
Short-Term Investments & Net Other Assets	0.77%

The accompanying notes are an integral part of the financial statements.	341

John Hancock Funds II

Statements of Assets and Liabilities — August 31, 2010

				Alpha
	Active	All Cap	All Cap	Opportunities
Assets	Bond Fund	Core Fund	Value Fund	Fund

Investments in unaffiliated issuers, at value	$857,187,851	$468,713,926	$364,002,155	$903,569,588
Investments in affiliated issuers, at value (Note 2)	—	46,850,280	51,331,992	153,087,001
Securities loaned, at value (Note 2)	—	45,624,807	50,036,663	148,921,058
Repurchase agreements, at value (Note 2)	—	—	2,696,000	62,700,000
Total investments, at value	857,187,851	561,189,013	468,066,810	1,268,277,647
Cash	57,188	—	404	296,207
Foreign currency, at value	82,519	—	—	5,340
Cash held at broker for futures contracts	63,375	1,134,501	—	—
Receivable for investments sold	7,431,566	—	6,721,828	7,546,295
Receivable for forward foreign currency exchange contracts (Note 3)	—	—	—	30,128
Receivable for fund shares sold	13,720	—	22,963	70,673
Dividends and interest receivable	8,953,103	1,046,313	773,182	1,489,683
Receivable for securities lending income	—	17,412	9,948	39,980
Total assets	873,789,322	563,387,239	475,595,135	1,277,755,953

Liabilities

Payable for investments purchased	7,184,740	—	2,521,248	11,642,801
Payable for delayed delivery securities purchased	35,157,630	—	—	—
Payable for forward foreign currency exchange contracts (Note 3)	—	—	—	17,006
Payable for fund shares repurchased	30,337	—	169,205	—
Payable upon return of securities loaned (Note 2)	—	46,845,801	51,327,374	153,065,441
Written options, at value (Note 3)	—	—	—	36,096
Payable for futures variation margin	4,484	348,480	—	—
Payable to affiliates (Note 5)
Accounting and legal services fees	9,869	6,546	5,208	13,467
Trustees’ fees	429	174	222	275
Other liabilities and accrued expenses	93,826	51,355	53,665	136,359
Total liabilities	42,481,315	47,252,356	54,076,922	164,911,445

Net assets

Capital paid-in	$789,599,535	$764,037,891	$384,413,597	$1,050,503,776
Undistributed net investment income (loss)	7,499,903	3,313,357	498,222	790,733
Accumulated undistributed net realized gain (loss) on investments	277,692	(247,359,989)	21,178,798	91,050,691
Net unrealized appreciation (depreciation) on investments	33,930,877	(3,856,376)	15,427,596	(29,500,692)
Net assets	$831,308,007	$516,134,883	$421,518,213	$1,112,844,508
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$823,247,662	$517,860,995	$401,327,337	$1,144,733,214
Investments in affiliated issuers, at cost	—	$46,835,914	$51,311,877	$153,080,401
Foreign currency, at cost	$84,109	—	—	$5,360
Premiums received on written options	—	—	—	$59,318

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class 1
Net assets	$42,855,795	—	$82,738,365	—
Shares outstanding	4,198,723	—	8,458,864	—
Net asset value, offering price and redemption price per share	$10.21	—	$9.78	—
Class NAV
Net assets	$788,452,212	$516,134,883	$338,779,848	$1,112,844,508
Shares outstanding	77,301,222	71,849,723	34,795,525	107,470,315
Net asset value, offering price and redemption price per share	$10.20	$7.18	$9.74	$10.35

The accompanying notes are an integral part of the financial statements.	342

John Hancock Funds II

Statements of Assets and Liabilities — August 31, 2010

	Alternative		Capital
	Asset Allocation	Blue Chip	Appreciation	Core Bond
Assets	Fund	Growth Fund	Fund	Fund

Investments in unaffiliated issuers, at value	$111,000	$1,681,003,144	$1,293,837,556	$713,763,733
Investments in affiliated issuers, at value (Note 2)	—	185,235,833	217,964,297	—
Investments in affiliated funds, at value (Note 2)	1,278,111	—	—	—
Securities loaned, at value (Note 2)	—	180,953,747	212,917,348	—
Repurchase agreements, at value (Note 2)	—	—	—	—
Total investments, at value	1,389,111	2,047,192,724	1,724,719,201	713,763,733
Cash	90,861	—	—	—
Receivable for investments sold	—	11,061,570	9,264,997	5,420,405
Receivable for delayed delivery securities sold	—	—	—	136,221,251
Receivable for fund shares sold	—	222,757	446,504	31,456
Dividends and interest receivable	903	2,230,333	1,779,626	3,350,008
Receivable for securities lending income	—	27,137	35,949	—
Receivable due from adviser	247	—	—	—
Total assets	1,481,122	2,060,734,521	1,736,246,277	858,786,853

Liabilities

Payable for investments purchased	930	10,140,722	2,275,719	8,501,029
Payable for delayed delivery securities purchased	—	—	—	258,153,961
Payable for fund shares repurchased	—	792,007	614,496	3,484,162
Payable upon return of securities loaned (Note 2)	—	185,208,428	217,934,234	—
TBA sale commitments, at value (Note 2)	—	—	—	10,180,705
Payable to affiliates (Note 5)
Accounting and legal services fees	18	23,571	19,537	7,081
Transfer agent fees	262	—	—	—
Trustees’ fees	11	1,126	926	311
Other liabilities and accrued expenses	42,912	110,550	117,619	78,915
Total liabilities	44,133	196,276,404	220,962,531	280,406,164

Net assets

Capital paid-in	$1,062,337	$2,082,705,391	$1,638,639,741	$538,609,513
Undistributed net investment income (loss)	8,308	—	1,422,919	2,895,140
Accumulated undistributed net realized gain (loss) on investments	37,577	(482,353,684)	(255,199,388)	21,406,697
Net unrealized appreciation (depreciation) on investments	328,767	264,106,410	130,420,474	15,469,339
Net assets	$1,436,989	$1,864,458,117	$1,515,283,746	$578,380,689
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$108,405	$1,597,919,744	$1,376,404,428	$698,315,955
Investments in affiliated issuers, at cost	$951,939	$185,166,859	$217,889,731	—
Proceeds received on TBA sale commitments	—	—	—	$10,202,266

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A
Net assets	$1,436,989	—	—	—
Shares outstanding	104,761	—	—	—
Net asset value and redemption price per share	$13.72	—	—	—
Class 1
Net assets	—	$404,567,594	$321,401,939	$13,934,678
Shares outstanding	—	24,801,114	35,263,950	1,012,542
Net asset value, offering price and redemption price per share	—	$16.31	$9.11	$13.76
Class NAV
Net assets	—	$1,459,890,523	$1,193,881,807	$564,446,011
Shares outstanding	—	89,559,685	130,878,030	41,054,828
Net asset value, offering price and redemption price per share	—	$16.30	$9.12	$13.75

Maximum Public Offering Price Per Share:
Class A (net asset value per share ÷ 95%)	$14.44[1]	—	—	—

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of the financial statements.	343

John Hancock Funds II

Statements of Assets and Liabilities — August 31, 2010

	Core Diversified	Core	Core Global	Emerging
	Growth & Income	Fundamental	Diversification	Markets
Assets	Portfolio	Holdings Portfolio	Portfolio	Debt Fund

Investments in unaffiliated issuers, at value	$13,694,133	$7,231,184	$14,603,204	$15,407,486
Investments in affiliated funds, at value (Note 2)	9,115,011	4,819,000	9,729,249	—
Total investments, at value	22,809,144	12,050,184	24,332,453	15,407,486
Cash	—	—	—	89,169
Foreign currency, at value	—	—	—	6,446
Receivable for investments sold	7,849	—	—	452,660
Receivable for forward foreign currency exchange contracts (Note 3)	—	—	—	39,058
Receivable for fund shares sold	—	6,379	9,740	—
Dividends and interest receivable	4,148	2,388	4,034	250,780
Receivable due from adviser	91	102	106	1,549
Total assets	22,821,232	12,059,053	24,346,333	16,247,148

Liabilities

Payable for investments purchased	—	6,451	9,784	260,520
Payable for forward foreign currency exchange contracts (Note 3)	—	—	—	36,221
Payable for fund shares repurchased	7,883	—	—	—
Distributions payable	—	—	—	74,471
Payable to affiliates (Note 5)
Accounting and legal services fees	286	150	304	195
Transfer agent fees	—	—	—	2,405
Trustees’ fees	8	4	9	19
Other liabilities and accrued expenses	25,676	25,383	26,424	59,385
Total liabilities	33,853	31,988	36,521	433,216

Net assets

Capital paid-in	$21,403,507	$11,019,877	$23,506,959	$14,991,290
Undistributed net investment income (loss)	170,406	99,273	159,596	48,470
Accumulated undistributed net realized gain (loss) on investments	588,944	348,462	569,534	(54,271)
Net unrealized appreciation (depreciation) on investments	624,522	559,453	73,723	828,443
Net assets	$22,787,379	$12,027,065	$24,309,812	$15,813,932
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$12,944,928	$6,641,292	$14,356,832	$14,581,561
Investments in affiliated issuers, at cost	$9,239,694	$4,849,439	$9,901,898	—
Foreign currency, at cost	—	—	—	$6,710

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A
Net assets	—	—	—	$12,651,116
Shares outstanding	—	—	—	1,200,000
Net asset value and redemption price per share	—	—	—	$10.54
Class I
Net assets	—	—	—	$3,162,816
Shares outstanding	—	—	—	300,000
Net asset value, offering price and redemption price per share	—	—	—	$10.54
Class 1
Net assets	$22,787,379	$12,027,065	$24,309,812	—
Shares outstanding	2,576,655	1,322,424	2,732,784	—
Net asset value, offering price and redemption price per share	$8.84	$9.09	$8.90	—
Maximum Public Offering Price Per Share:
Class A (net asset value per share ÷ 95.5%)	—	—	—	$11.04[1]

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of the financial statements.	344

John Hancock Funds II

Statements of Assets and Liabilities — August 31, 2010

	Emerging Markets	Equity-Income	Fundamental	Global
Assets	Value Fund	Fund	Value Fund	Agribusiness Fund

Investments in unaffiliated issuers, at value	$1,452,662,373	$989,256,826	$1,339,295,662	$2,441,012
Investments in affiliated issuers, at value (Note 2)	136,833,378	129,047,059	11,826,786	—
Securities loaned, at value (Note 2)	133,723,486	126,001,097	11,594,471	—
Total investments, at value	1,723,219,237	1,244,304,982	1,362,716,919	2,441,012
Cash	—	—	877	70,731
Foreign currency, at value	5,407,626	—	—	11,218
Receivable for investments sold	62,843	—	5,957,250	21,438
Receivable for fund shares sold	23,377	138,140	56,642	—
Dividends and interest receivable	3,903,724	5,963,686	1,787,756	4,728
Receivable for securities lending income	44,246	28,273	2,121	—
Receivable due from adviser	—	—	—	378
Other assets	—	—	—	130
Total assets	1,732,661,053	1,250,435,081	1,370,521,565	2,549,635

Liabilities

Capital gains tax withholding	440,327	—	—	—
Payable for investments purchased	5,042,395	—	10,699,366	58,464
Payable for fund shares repurchased	4,010	—	9,830	—
Payable upon return of securities loaned (Note 2)	136,779,284	129,033,068	11,826,950	—
Payable to affiliates (Note 5)
Accounting and legal services fees	19,352	13,578	17,158	30
Transfer agent fees	—	—	—	262
Trustees’ fees	408	538	817	8
Other liabilities and accrued expenses	479,328	98,565	127,447	50,164
Total liabilities	142,765,104	129,145,749	22,681,568	108,928

Net assets

Capital paid-in	$1,252,317,092	$1,353,009,373	$1,621,870,897	$2,044,177
Undistributed net investment income (loss)	7,053,870	12,520,243	6,162,238	6,778
Accumulated undistributed net realized gain (loss) on investments	107,124,672	(203,255,968)	(375,400,381)	68,840
Net unrealized appreciation (depreciation) on investments	223,400,315	(40,984,316)	95,207,243	320,912
Net assets	$1,589,895,949	$1,121,289,332	$1,347,839,997	$2,440,707
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$1,362,586,622	$1,156,244,122	$1,255,697,978	$2,120,089
Investments in affiliated issuers, at cost	$136,776,884	$129,044,063	$11,826,920	—
Foreign currency, at cost	$5,419,627	—	—	$11,214

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A
Net assets	—	—	—	$1,215,799
Shares outstanding	—	—	—	101,757
Net asset value and redemption price per share	—	—	—	$11.95
Class I
Net assets	—	—	—	$1,224,908
Shares outstanding	—	—	—	102,090
Net asset value, offering price and redemption price per share	—	—	—	$12.00
Class 1
Net assets	—	$140,485,196	—	—
Shares outstanding	—	11,658,741	—	—
Net asset value, offering price and redemption price per share	—	$12.05	—	—
Class NAV
Net assets	$1,589,895,949	$980,804,136	$1,347,839,997	—
Shares outstanding	146,893,813	81,464,695	106,433,818	—
Net asset value, offering price and redemption price per share	$10.82	$12.04	$12.66	—
Maximum Public Offering Price Per Share:
Class A (net asset value per share ÷ 95%)	—	—	—	$12.58[1]

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of the financial statements.	345

John Hancock Funds II

Statements of Assets and Liabilities — August 31, 2010

	Global Bond	Global	Global Real	Global Timber
Assets	Fund	Infrastructure Fund	Estate Fund	Fund

Investments in unaffiliated issuers, at value	$793,725,957	$2,183,701	$416,104,027	$2,431,591
Investments in affiliated issuers, at value (Note 2)	—	—	29,346,931	—
Securities loaned, at value (Note 2)	—	—	28,990,690	—
Repurchase agreements, at value (Note 2)	4,489,000	—	4,478,000	—
Total investments, at value	798,214,957	2,183,701	478,919,648	2,431,591
Cash	355	20,591	943	33,514
Foreign currency, at value	2,648,472	—	6,087,839	675
Receivable for investments sold	66,769,988	—	902,960	34,907
Receivable for forward foreign currency exchange contracts (Note 3)	18,513,027	—	—	—
Receivable for fund shares sold	66,068	—	—	—
Dividends and interest receivable	8,472,374	10,048	856,606	70,503
Receivable for securities lending income	—	—	4,728	—
Swap contracts, at value (Note 3)	7,376,367	—	—	—
Receivable for futures variation margin	752,844	—	—	—
Receivable due from adviser	—	376	—	397
Other assets	114,478	460	—	129
Total assets	902,928,930	2,215,176	486,772,724	2,571,716
Liabilities

Payable for collateral held by Fund	19,000,000	—	—	—
Payable for investments purchased	62,779,346	—	6,250,735	36,568
Payable for forward foreign currency exchange contracts (Note 3)	2,854,480	—	—	—
Payable for fund shares repurchased	7,669,297	—	1,394,942	—
Payable upon return of securities loaned (Note 2)	—	—	29,338,193	—
Written options, at value (Note 3)	3,476,142	—	—	—
Swap contracts, at value (Note 3)	1,274,880	—	—	—
Payable to affiliates (Note 5)
Accounting and legal services fees	9,933	27	5,254	31
Transfer agent fees	—	241	—	277
Trustees’ fees	469	8	105	8
Other liabilities and accrued expenses	272,806	50,343	123,736	51,256
Total liabilities	97,337,353	50,619	37,112,965	88,140
Net assets

Capital paid-in	$808,696,166	$2,049,178	$709,067,832	$2,013,286
Undistributed net investment income (loss)	22,610,602	40,601	(1,397,534)	37,821
Accumulated undistributed net realized gain (loss) on investments	(33,535,465)	119,718	(324,161,733)	188,651
Net unrealized appreciation (depreciation) on investments	7,820,274	(44,940)	66,151,194	243,818
Net assets	$805,591,577	$2,164,557	$449,659,759	$2,483,576
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$809,044,514	$2,228,584	$383,421,968	$2,187,782
Investments in affiliated issuers, at cost	—	—	$29,335,195	—
Foreign currency, at cost	$2,668,399	—	$6,067,834	$675
Premiums received on written options	$1,683,382	—	—	—
Net unamortized upfront payment received on swaps	$1,466,338	—	—	—
Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A
Net assets	—	$1,078,236	—	$1,237,149
Shares outstanding	—	102,335	—	100,587
Net asset value and redemption price per share	—	$10.54	—	$12.30
Class I
Net assets	—	$1,086,321	—	$1,246,427
Shares outstanding	—	102,656	—	100,799
Net asset value, offering price and redemption price per share	—	$10.58	—	$12.37
Class 1
Net assets	$75,912,377	—	—	—
Shares outstanding	5,938,278	—	—	—
Net asset value, offering price and redemption price per share	$12.78	—	—	—
Class NAV
Net assets	$729,679,200	—	$449,659,759	—
Shares outstanding	57,172,624	—	66,617,214	—
Net asset value, offering price and redemption price per share	$12.76	—	$6.75	—
Maximum Public Offering Price Per Share:
Class A (net asset value per share ÷ 95%)	—	$11.09[1]	—	$12.95[1]

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of the financial statements.	346

John Hancock Funds II

Statements of Assets and Liabilities — August 31, 2010

	Heritage Fund
	(formerly,	High Income	High Yield	Index 500
Assets	Vista Fund)	Fund	Fund	Fund

Investments in unaffiliated issuers, at value	$162,209,602	$513,596,756	$935,191,597	$1,733,263,431
Investments in affiliated issuers, at value (Note 2)	49,425,831	—	3,193,457	76,647,058
Securities loaned, at value (Note 2)	48,443,470	—	3,124,600	74,596,383
Repurchase agreements, at value (Note 2)	—	72,077	31,600,000	—
Total investments, at value	260,078,903	513,668,833	973,109,654	1,884,506,872
Cash	—	—	332,435	7,179
Foreign currency, at value	—	—	4,242,847	—
Cash held at broker for futures contracts	258,000	—	—	4,352,500
Receivable for investments sold	7,003,478	12,186,888	1,413,548	—
Receivable for forward foreign currency exchange contracts (Note 3)	16,395	16,716	187,019	—
Receivable for fund shares sold	—	27,569	405,372	312,091
Dividends and interest receivable	107,016	7,283,205	18,940,591	5,743,322
Receivable for securities lending income	14,761	—	688	16,357
Receivable for futures variation margin	3,010	—	52,504	102,290
Total assets	267,481,563	533,183,211	998,684,658	1,895,040,611

Liabilities

Due to custodian	277,517	43,186	—	—
Payable for investments purchased	2,025,888	23,797,267	1,195,542	—
Payable for forward foreign currency exchange contracts (Note 3)	57	8,783	9,205	—
Payable for fund shares repurchased	247,187	—	2,644,820	—
Payable upon return of securities loaned (Note 2)	49,408,195	—	3,193,525	76,617,920
Payable to affiliates (Note 5)
Accounting and legal services fees	2,896	6,359	12,455	23,854
Trustees’ fees	85	168	627	702
Other liabilities and accrued expenses	42,656	66,019	109,273	35,600
Total liabilities	52,004,481	23,921,782	7,165,447	76,678,076

Net assets

Capital paid-in	$204,724,195	$593,889,238	$1,306,847,967	$1,893,575,084
Undistributed net investment income (loss)	(48,311)	1,266,663	14,629,907	21,142,330
Accumulated undistributed net realized gain (loss) on investments	438,764	(42,855,441)	(316,750,900)	(312,893,029)
Net unrealized appreciation (depreciation) on investments	10,362,434	(43,039,031)	(13,207,763)	216,538,150
Net assets	$215,477,082	$509,261,429	$991,519,211	$1,818,362,535
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$200,311,354	$556,715,253	$983,292,888	$1,590,867,957
Investments in affiliated issuers, at cost	$49,404,814	—	$3,193,521	$76,630,677
Foreign currency, at cost	—	—	$4,218,706	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class 1
Net assets	—	—	$81,909,867	—
Shares outstanding	—	—	9,305,899	—
Net asset value, offering price and redemption price per share	—	—	$8.80	—
Class NAV
Net assets	$215,477,082	$509,261,429	$909,609,344	$1,818,362,535
Shares outstanding	29,467,010	65,145,656	104,035,116	232,532,301
Net asset value, offering price and redemption price per share	$7.31	$7.82	$8.74	$7.82

The accompanying notes are an integral part of the financial statements.	347

John Hancock Funds II

Statements of Assets and Liabilities — August 31, 2010

	International	International	International	International
	Equity Index	Opportunities	Small Cap	Small Company
Assets	Fund	Fund	Fund	Fund

Investments in unaffiliated issuers, at value	$362,374,782	$786,444,952	$267,543,401	$145,504,128
Investments in affiliated issuers, at value (Note 2)	7,985,768	—	13,255,469	5,041,922
Securities loaned, at value (Note 2)	7,654,373	—	12,316,870	4,741,392
Total investments, at value	378,014,923	786,444,952	293,115,740	155,287,442
Cash	—	—	50,693	—
Foreign currency, at value	7,422,672	5,385,566	477,569	250,298
Foreign cash held at broker for futures contracts	1,487,499	—	—	—
Cash held at broker for futures contracts	109,691	—	—	—
Receivable for investments sold	144,235	16,766,112	117,729	576,634
Receivable for forward foreign currency exchange contracts (Note 3)	488,136	—	—	—
Dividends and interest receivable	1,088,214	1,901,648	661,141	320,991
Receivable for securities lending income	9,210	—	10,021	8,443
Total assets	388,764,580	810,498,278	294,432,893	156,443,808

Liabilities

Payable for investments purchased	3,416,669	7,345,659	1,028,429	651,831
Payable for forward foreign currency exchange contracts (Note 3)	55,679	—	—	—
Payable for fund shares repurchased	194,012	178,685	264,279	—
Payable upon return of securities loaned (Note 2)	7,972,259	—	13,258,125	5,034,854
Payable for futures variation margin	362,081	—	—	—
Payable to affiliates (Note 5)
Accounting and legal services fees	4,912	10,523	3,432	1,838
Trustees’ fees	143	541	123	44
Other liabilities and accrued expenses	41,148	231,396	127,914	79,996
Total liabilities	12,046,903	7,766,804	14,682,302	5,768,563

Net assets

Capital paid-in	$461,803,304	$990,566,391	$338,013,578	$312,468,611
Undistributed net investment income (loss)	4,994,109	5,348,379	2,427,067	557,898
Accumulated undistributed net realized gain (loss) on investments	(106,846,248)	(280,280,692)	(80,348,195)	(131,698,589)
Net unrealized appreciation (depreciation) on investments	16,766,512	87,097,396	19,658,141	(30,652,675)
Net assets	$376,717,677	$802,731,474	$279,750,591	$150,675,245
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$353,348,340	$699,346,696	$260,205,293	$180,902,712
Investments in affiliated issuers, at cost	$7,983,594	—	$13,252,348	$5,039,362
Foreign currency, at cost	$8,910,357	$5,387,416	$479,924	$251,064

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class 1
Net assets	—	$81,514,990	$125,418,979	—
Shares outstanding	—	6,831,179	9,144,609	—
Net asset value, offering price and redemption price per share	—	$11.93	$13.72	—
Class NAV
Net assets	$376,717,677	$721,216,484	$154,331,612	$150,675,245
Shares outstanding	24,557,566	60,307,265	11,253,544	21,277,541
Net asset value, offering price and redemption price per share	$15.34	$11.96	$13.71	$7.08

The accompanying notes are an integral part of the financial statements.	348

John Hancock Funds II

Statements of Assets and Liabilities — August 31, 2010

		Investment
	International	Quality Bond	Large Cap	Large Cap
Assets	Value Fund	Fund	Fund	Value Fund

Investments in unaffiliated issuers, at value	$1,076,730,486	$302,998,399	$229,157,708	$393,925,823
Investments in affiliated issuers, at value (Note 2)	70,646,845	—	31,101,803	60,620,436
Securities loaned, at value (Note 2)	67,798,756	—	30,366,689	59,247,046
Repurchase agreements, at value (Note 2)	—	48,100,000	4,384,000	7,505,000
Total investments, at value	1,215,176,087	351,098,399	295,010,200	521,298,305
Cash	58,064	36,018	24	60
Foreign currency, at value	1,806,586	—	—	—
Receivable for investments sold	12,603,415	2,533	2,066,017	5,498,718
Receivable for forward foreign currency exchange contracts (Note 3)	—	456,829	—	—
Receivable for fund shares sold	34,857	16,227	—	—
Dividends and interest receivable	3,830,631	3,020,723	583,383	878,824
Receivable for securities lending income	107,283	—	6,072	11,717
Receivable for futures variation margin	—	42,601	—	—
Total assets	1,233,616,923	354,673,330	297,665,696	527,687,624

Liabilities

Payable for investments purchased	2,339,029	12,762,237	1,330,443	—
Payable for forward foreign currency exchange contracts (Note 3)	—	855,819	—	—
Payable for fund shares repurchased	1,054,558	—	283,270	47,729
Payable upon return of securities loaned (Note 2)	70,614,707	—	31,097,699	60,607,085
Swap contracts, at value (Note 3)	—	588,886	—	—
Payable to affiliates (Note 5)
Accounting and legal services fees	14,986	3,376	3,365	6,511
Trustees’ fees	678	109	163	344
Other liabilities and accrued expenses	409,767	77,712	39,478	42,917
Total liabilities	74,433,725	14,288,139	32,754,418	60,704,586

Net assets

Capital paid-in	$1,516,594,062	$328,933,401	$389,367,131	$715,739,987
Undistributed net investment income (loss)	21,019,012	1,992,555	1,749,195	3,695,457
Accumulated undistributed net realized gain (loss) on investments	(212,983,757)	(10,404,994)	(127,482,175)	(226,024,932)
Net unrealized appreciation (depreciation) on investments	(165,446,119)	19,864,229	1,277,127	(26,427,474)
Net assets	$1,159,183,198	$340,385,191	$264,911,278	$466,983,038
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$1,309,976,585	$330,260,944	$262,639,042	$487,122,774
Investments in affiliated issuers, at cost	$70,635,732	—	$31,094,031	$60,603,005
Foreign currency, at cost	$1,802,405	—	—	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class 1
Net assets	$259,494,587	$79,077,842	$38,166,212	$72,752,134
Shares outstanding	20,558,175	6,279,954	3,520,341	4,736,808
Net asset value, offering price and redemption price per share	$12.62	$12.59	$10.84	$15.36
Class NAV
Net assets	$899,688,611	$261,307,349	$226,745,066	$394,230,904
Shares outstanding	71,458,370	20,772,292	20,912,855	25,616,463
Net asset value, offering price and redemption price per share	$12.59	$12.58	$10.84	$15.39

The accompanying notes are an integral part of the financial statements.	349

John Hancock Funds II

Statements of Assets and Liabilities — August 31, 2010

	Mid Cap Growth	Mid Cap	Mid Cap	Mid Cap Value
Assets	Index Fund	Index Fund	Stock Fund	Equity Fund

Investments in unaffiliated issuers, at value	$41,941,535	$197,104,367	$510,951,955	$121,518,155
Investments in affiliated issuers, at value (Note 2)	6,561,335	91,566,425	237,705,286	28,613,337
Securities loaned, at value (Note 2)	6,361,968	89,391,502	231,113,295	27,901,377
Repurchase agreements, at value (Note 2)	—	—	44,100,000	—
Total investments, at value	54,864,838	378,062,294	1,023,870,536	178,032,869
Cash	—	2,386	13,189	87,040
Foreign currency, at value	—	—	12,153	—
Cash held at broker for futures contracts	29,440	1,750,000	—	—
Receivable for investments sold	618,822	—	8,887,761	467,342
Receivable for forward foreign currency exchange contracts (Note 3)	—	—	5,197	—
Receivable for fund shares sold	112	—	32,482	15,156
Dividends and interest receivable	31,156	345,389	322,983	269,105
Receivable for securities lending income	1,300	22,213	72,445	8,800
Receivable for futures variation margin	—	8,330	—	—
Receivable due from adviser	1,454	—	—	—
Total assets	55,547,122	380,190,612	1,033,216,746	178,880,312

Liabilities

Payable for investments purchased	612,389	—	7,915,831	1,431,261
Payable for forward foreign currency exchange contracts (Note 3)	—	—	34,043	—
Payable for fund shares repurchased	17,786	709,766	547,900	—
Payable upon return of securities loaned (Note 2)	6,561,317	91,519,979	237,653,069	28,600,565
Payable for futures variation margin	28,880	—	—	—
Payable to affiliates (Note 5)
Accounting and legal services fees	639	4,134	9,946	1,973
Trustees’ fees	204	150	429	59
Other liabilities and accrued expenses	40,524	32,776	81,245	38,815
Total liabilities	7,261,739	92,266,805	246,242,463	30,072,673

Net assets

Capital paid-in	$55,400,779	$253,718,722	$883,902,769	$146,682,264
Undistributed net investment income (loss)	12,071	2,434,516	10,306	702,650
Accumulated undistributed net realized gain (loss) on investments	(2,548,313)	(26,710,413)	(149,109,311)	(21,744,151)
Net unrealized appreciation (depreciation) on investments	(4,579,154)	58,480,982	52,170,519	23,166,876
Net assets	$48,285,383	$287,923,807	$786,974,283	$148,807,639
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$52,853,832	$227,732,365	$734,036,784	$126,267,778
Investments in affiliated issuers, at cost	$6,561,280	$91,543,526	$237,632,720	$28,597,733
Foreign currency, at cost	—	—	$12,169	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class 1
Net assets	$39,738	—	$278,505,247	—
Shares outstanding	4,507	—	20,470,382	—
Net asset value, offering price and redemption price per share	$8.82	—	$13.61	—
Class NAV
Net assets	$48,245,645	$287,923,807	$508,469,036	$148,807,639
Shares outstanding	5,469,747	17,985,680	37,287,317	18,874,783
Net asset value, offering price and redemption price per share	$8.82	$16.01	$13.64	$7.88

The accompanying notes are an integral part of the financial statements.	350

John Hancock Funds II

Statements of Assets and Liabilities — August 31, 2010

	Mid Cap Value	Mid Value	Optimized	Real Estate
Assets	Index Fund	Fund	Value Fund	Equity Fund

Investments in unaffiliated issuers, at value	$43,796,669	$278,583,032	$307,304,647	$234,154,615
Investments in affiliated issuers, at value (Note 2)	4,331,426	113,805,979	—	72,799,691
Securities loaned, at value (Note 2)	4,205,471	110,856,077	—	72,029,494
Repurchase agreements, at value (Note 2)	—	—	4,896,000	—
Total investments, at value	52,333,566	503,245,088	312,200,647	378,983,800
Cash	—	—	17,136	—
Cash held at broker for futures contracts	46,330	—	—	—
Receivable for investments sold	357,500	—	962,777	114,034
Receivable for fund shares sold	18,212	14,777	—	—
Dividends and interest receivable	91,176	5,290,578	532,763	424,643
Receivable for securities lending income	1,287	17,996	—	10,270
Receivable due from adviser	1,455	—	—	—
Total assets	52,849,526	508,568,439	313,713,323	379,532,747

Liabilities

Payable for investments purchased	359,165	3,328,038	3,341,865	360,356
Payable for fund shares repurchased	—	—	99,963	975,428
Payable upon return of securities loaned (Note 2)	4,331,293	113,799,800	—	72,785,789
Payable for futures variation margin	44,440	—	—	—
Payable to affiliates (Note 5)
Accounting and legal services fees	634	4,830	3,925	3,650
Trustees’ fees	203	116	190	82
Other liabilities and accrued expenses	40,598	63,311	48,569	42,434
Total liabilities	4,776,333	117,196,095	3,494,512	74,167,739

Net assets

Capital paid-in	$56,387,005	$334,472,158	$675,804,511	$342,650,071
Undistributed net investment income (loss)	277,644	5,369,936	2,697,968	992,999
Accumulated undistributed net realized gain (loss) on investments	(2,607,835)	27,662,002	(373,941,541)	(130,215,467)
Net unrealized appreciation (depreciation) on investments	(5,983,621)	23,868,248	5,657,873	91,937,405
Net assets	$48,073,193	$391,372,344	$310,218,811	$305,365,008
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$53,941,454	$365,594,626	$306,542,774	$214,279,584
Investments in affiliated issuers, at cost	$4,331,293	$113,782,214	—	$72,766,811

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class 1
Net assets	$59,344	—	$41,476,609	—
Shares outstanding	6,874	—	4,208,896	—
Net asset value, offering price and redemption price per share	$8.63	—	$9.85	—
Class NAV
Net assets	$48,013,849	$391,372,344	$268,742,202	$305,365,008
Shares outstanding	5,560,660	29,846,368	27,259,084	43,902,555
Net asset value, offering price and redemption price per share	$8.63	$13.11	$9.86	$6.96

The accompanying notes are an integral part of the financial statements.	351

John Hancock Funds II

Statements of Assets and Liabilities — August 31, 2010

			Short Term
	Real Estate	Real Return	Government	Small Cap
Assets	Securities Fund	Bond Fund	Income Fund	Growth Fund

Investments in unaffiliated issuers, at value	$249,124,348	$1,408,541,769	$140,223,045	$140,644,383
Investments in affiliated issuers, at value (Note 2)	100,166,414	—	—	—
Securities loaned, at value (Note 2)	99,416,590	—	—	—
Repurchase agreements, at value (Note 2)	3,141,000	12,939,000	—	7,300,000
Total investments, at value	451,848,352	1,421,480,769	140,223,045	147,944,383
Cash	598	528	47,746	6,695
Foreign currency, at value	—	279,623	—	—
Receivable for investments sold	679,522	23,676,966	1,190,752	1,663,951
Receivable for delayed delivery securities sold	—	14,894,563	—	—
Receivable for forward foreign currency exchange contracts (Note 3)	—	1,849,086	—	—
Receivable for fund shares sold	—	29,817	—	12,810
Dividends and interest receivable	334,069	6,673,282	825,092	22,453
Receivable for securities lending income	17,843	—	—	—
Swap contracts, at value (Note 3)	—	8,113,111	—	—
Receivable due from adviser	—	—	129	—
Other assets	—	7,184	—	—
Total assets	452,880,384	1,477,004,929	142,286,764	149,650,292

Liabilities

Payable for collateral held by Fund	—	8,250,000	—	—
Payable for investments purchased	169,999	—	1,124,036	757,017
Payable for delayed delivery securities purchased	—	367,359,559	4,979,170	—
Payable for forward foreign currency exchange contracts (Note 3)	—	1,176,234	—	—
Payable for fund shares repurchased	675,285	4,765,576	—	—
Payable upon return of securities loaned (Note 2)	100,167,669	—	—	—
Written options, at value (Note 3)	—	4,171,096	—	—
Swap contracts, at value (Note 3)	—	5,431,312	—	—
Payable for futures variation margin	—	8,325	—	—
Payable to affiliates (Note 5)
Accounting and legal services fees	4,356	14,500	1,743	1,788
Trustees’ fees	132	822	57	43
Other liabilities and accrued expenses	68,615	142,561	69,515	44,096
Total liabilities	101,086,056	391,319,985	6,174,521	802,944

Net assets

Capital paid-in	$317,302,000	$1,037,871,502	$133,219,220	$130,683,076
Undistributed net investment income (loss)	3,452,662	17,416,707	598,590	—
Accumulated undistributed net realized gain (loss) on investments	(24,552,943)	(12,197,746)	95,988	14,038,862
Net unrealized appreciation (depreciation) on investments	55,592,609	42,594,481	2,198,445	4,125,410
Net assets	$351,794,328	$1,085,684,944	$136,112,243	$148,847,348
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$296,112,934	$1,377,931,505	$138,024,600	$143,818,973
Investments in affiliated issuers, at cost	$100,142,809	—	—	—
Foreign currency, at cost	—	$274,555	—	—
Premiums received on written options	—	$1,953,290	—	—
Net unamortized upfront payment received on swaps	—	$2,718,572	—	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class 1
Net assets	$351,794,328	$94,337,814	—	—
Shares outstanding	30,510,728	7,210,366	—	—
Net asset value, offering price and redemption price per share	$11.53	$13.08	—	—
Class NAV
Net assets	—	$991,347,130	$136,112,243	$148,847,348
Shares outstanding	—	76,482,372	13,273,284	16,706,150
Net asset value, offering price and redemption price per share	—	$12.96	$10.25	$8.91

The accompanying notes are an integral part of the financial statements.	352

John Hancock Funds II

Statements of Assets and Liabilities — August 31, 2010

		Small Cap
	Small Cap	Opportunities	Small Cap	Small Company
Assets	Index Fund	Fund	Value Fund	Growth Fund

Investments in unaffiliated issuers, at value	$58,336,894	$132,333,171	$119,936,072	$89,294,873
Investments in affiliated issuers, at value (Note 2)	10,978,357	19,751,735	8,764,091	30,811,769
Securities loaned, at value (Note 2)	10,608,327	19,249,294	8,569,046	29,942,928
Repurchase agreements, at value (Note 2)	159,000	1,206,000	2,400,000	—
Total investments, at value	80,082,578	172,540,200	139,669,209	150,049,570
Cash	31	48	53,698	—
Foreign currency, at value	40,643	—	—	—
Cash held at broker for futures contracts	1,000,000	—	—	—
Receivable for investments sold	80,728	5,193	34,273	59,366
Receivable for fund shares sold	10,062	—	—	—
Dividends and interest receivable	52,594	78,341	114,941	61,532
Receivable for securities lending income	10,163	7,526	2,676	6,121
Receivable for futures variation margin	2,240	—	—	—
Total assets	81,279,039	172,631,308	139,874,797	150,176,589

Liabilities

Payable for investments purchased	—	—	—	3,692,927
Payable for fund shares repurchased	—	84,886	101,579	6,487
Payable upon return of securities loaned (Note 2)	10,970,988	19,749,142	8,765,219	30,795,894
Payable to affiliates (Note 5)
Accounting and legal services fees	1,019	1,791	1,498	1,507
Trustees’ fees	40	57	32	46
Investment management fees	—	—	52	—
Other liabilities and accrued expenses	32,371	42,420	43,784	36,557
Total liabilities	11,004,418	19,878,296	8,912,164	34,533,418

Net assets

Capital paid-in	$86,011,068	$181,558,536	$112,600,894	$135,979,930
Undistributed net investment income (loss)	469,239	(34,557)	132,598	—
Accumulated undistributed net realized gain (loss) on investments	(29,496,657)	(37,847,371)	4,373,527	(32,855,002)
Net unrealized appreciation (depreciation) on investments	13,290,971	9,076,404	13,855,614	12,518,243
Net assets	$70,274,621	$152,753,012	$130,962,633	$115,643,171
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$55,758,895	$143,717,955	$117,051,034	$106,740,456
Investments in affiliated issuers, at cost	$10,976,067	$19,745,841	$8,762,561	$30,790,871
Foreign currency, at cost	$40,403	—	—	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class 1
Net assets	—	$47,519,314	—	—
Shares outstanding	—	2,940,208	—	—
Net asset value, offering price and redemption price per share	—	$16.16	—	—
Class NAV
Net assets	$70,274,621	$105,233,698	$130,962,633	$115,643,171
Shares outstanding	6,778,065	6,541,149	9,548,267	11,053,297
Net asset value, offering price and redemption price per share	$10.37	$16.09	$13.72	$10.46

The accompanying notes are an integral part of the financial statements.	353

John Hancock Funds II

Statements of Assets and Liabilities — August 31, 2010

	Small Company	Smaller Company	Spectrum	Strategic
Assets	Value Fund	Growth Fund	Income Fund	Bond Fund

Investments in unaffiliated issuers, at value	$262,600,997	$98,455,365	$810,684,059	$184,752,546
Investments in affiliated issuers, at value (Note 2)	87,221,714	16,971,040	17,197,850	5,319
Securities loaned, at value (Note 2)	84,883,291	16,459,243	16,817,505	4,525
Repurchase agreements, at value (Note 2)	—	1,766,000	1,876,000	32,300,000
Total investments, at value	434,706,002	133,651,648	846,575,414	217,062,390
Cash	—	640	923	288,921
Foreign currency, at value	—	—	923,903	302,087
Cash held at broker for futures contracts	—	216,000	—	8,214
Cash held at broker for swap contracts	—	—	—	600,000
Receivable for investments sold	621,547	766,906	2,715,149	1,119,042
Receivable for delayed delivery securities sold	—	—	—	1,350,801
Receivable for forward foreign currency exchange contracts (Note 3)	—	—	730,476	284,327
Receivable for fund shares sold	—	14,546	—	173,747
Dividends and interest receivable	357,993	15,503	9,914,799	1,617,608
Receivable for securities lending income	13,678	8,522	3,660	294
Receivable for futures variation margin	—	1,684	—	78,631
Other assets	—	—	—	874
Total assets	435,699,220	134,675,449	860,864,324	222,886,936

Liabilities

Payable for investments purchased	242,116	2,071,507	2,487,074	14,166
Payable for delayed delivery securities purchased	—	—	—	27,675,902
Payable for forward foreign currency exchange contracts (Note 3)	—	—	723,799	107,712
Payable for fund shares repurchased	117,245	—	3,333,894	—
Payable upon return of securities loaned (Note 2)	87,192,336	16,968,007	17,191,495	4,875
Written options, at value (Note 3)	—	—	—	174,083
Swap contracts, at value (Note 3)	—	—	—	1,022,356
Payable for futures variation margin	—	—	232,810	—
Payable to affiliates (Note 5)
Accounting and legal services fees	4,484	1,612	10,511	3,026
Trustees’ fees	225	58	274	127
Other liabilities and accrued expenses	49,544	46,853	154,781	61,225
Total liabilities	87,605,950	19,088,037	24,134,638	29,063,472

Net assets

Capital paid-in	$397,502,323	$87,445,877	$831,160,301	$231,929,476
Undistributed net investment income (loss)	938,401	—	12,858,233	4,757,148
Accumulated undistributed net realized gain (loss) on investments	(63,525,283)	24,809,891	(40,949,663)	(19,963,606)
Net unrealized appreciation (depreciation) on investments	13,177,829	3,331,644	33,660,815	(22,899,554)
Net assets	$348,093,270	$115,587,412	$836,729,686	$193,823,464
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$334,348,798	$113,333,923	$795,437,205	$239,158,182
Investments in affiliated issuers, at cost	$87,179,375	$16,969,399	$17,198,231	$5,319
Foreign currency, at cost	—	—	$927,889	$295,342
Premiums received on written options	—	—	—	$148,541

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class 1
Net assets	$97,565,194	—	—	$56,114,874
Shares outstanding	4,833,376	—	—	4,938,407
Net asset value, offering price and redemption price per share	$20.19	—	—	$11.36
Class NAV
Net assets	$250,528,076	$115,587,412	$836,729,686	$137,708,590
Shares outstanding	12,423,390	10,663,301	79,449,569	12,149,254
Net asset value, offering price and redemption price per share	$20.17	$10.84	$10.53	$11.33

The accompanying notes are an integral part of the financial statements.	354

John Hancock Funds II

Statements of Assets and Liabilities — August 31, 2010

	Total Bond	Total Return	U.S. High Yield	U.S. Multi
Assets	Market Fund	Fund	Bond Fund	Sector Fund

Investments in unaffiliated issuers, at value	$514,333,769	$2,176,843,692	$733,347,697	$876,497,730
Investments in affiliated issuers, at value (Note 2)	2,212,956	—	1,525,529	22,444,081
Securities loaned, at value (Note 2)	2,180,314	—	1,481,872	21,821,741
Repurchase agreements, at value (Note 2)	—	343,718,000	225,458	—
Total investments, at value	518,727,039	2,520,561,692	736,580,556	920,763,552
Cash	—	345	—	—
Foreign currency, at value	—	152,453	—	—
Cash held at broker for futures contracts	—	—	—	632,000
Receivable for investments sold	4,347,674	8,615,306	5,300,272	—
Receivable for delayed delivery securities sold	—	111,846,855	—	—
Receivable for forward foreign currency exchange contracts (Note 3)	—	2,024,230	—	—
Receivable for fund shares sold	—	764,253	176,726	—
Dividends and interest receivable	3,709,849	12,630,270	12,079,465	2,849,678
Receivable for securities lending income	131	—	346	3,796
Swap contracts, at value (Note 3)	—	18,087,017	—	—
Receivable for futures variation margin	—	603,879	—	18,720
Total assets	526,784,693	2,675,286,300	754,137,365	924,267,746

Liabilities

Payable for collateral held by Fund	—	9,690,000	—	—
Payable for investments purchased	—	23,953,735	1,784,250	—
Payable for delayed delivery securities purchased	—	413,885,156	—	—
Payable for forward foreign currency exchange contracts (Note 3)	—	7,474,676	—	—
Payable for fund shares repurchased	679,768	93,699	1,855,824	—
Payable upon return of securities loaned (Note 2)	2,213,000	—	1,525,100	22,455,011
Written options, at value (Note 3)	—	6,971,430	—	—
TBA sale commitments, at value (Note 2)	—	25,822,110	—	—
Swap contracts, at value (Note 3)	—	6,620,091	—	—
Payable to affiliates (Note 5)
Accounting and legal services fees	6,664	26,702	9,369	11,604
Trustees’ fees	197	1,268	464	319
Other liabilities and accrued expenses	43,112	292,950	82,098	76,760
Total liabilities	2,942,741	494,831,817	5,257,105	22,543,694

Net assets

Capital paid-in	$479,958,858	$1,991,680,018	$725,077,972	$1,087,358,081
Undistributed net investment income (loss)	3,661,336	44,361,478	10,803,370	8,350,770
Accumulated undistributed net realized gain (loss) on investments	2,104,176	91,361,137	(20,741,626)	(228,655,810)
Net unrealized appreciation (depreciation) on investments	38,117,582	53,051,850	33,740,544	34,671,011
Net assets	$523,841,952	$2,180,454,483	$748,880,260	$901,724,052
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$478,396,457	$2,468,945,775	$701,314,586	$863,551,423
Investments in affiliated issuers, at cost	$2,213,000	—	$1,525,426	$22,436,932
Foreign currency, at cost	—	$154,689	—	—
Proceeds received on TBA sale commitments	—	$25,876,367	—	—
Premiums received on written options	—	$4,990,767	—	—
Net unamortized upfront payment received on swaps	—	$6,672,731	—	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class 1
Net assets	—	$348,888,998	$52,334,168	—
Shares outstanding	—	23,194,747	4,145,823	—
Net asset value, offering price and redemption price per share	—	$15.04	$12.62	—
Class NAV
Net assets	$523,841,952	$1,831,565,485	$696,546,092	$901,724,052
Shares outstanding	48,853,716	122,106,527	55,208,738	108,597,359
Net asset value, offering price and redemption price per share	$10.72	$15.00	$12.62	$8.30

The accompanying notes are an integral part of the financial statements.	355

John Hancock Funds II

Statements of Assets and Liabilities — August 31, 2010

		Value &
		Restructuring
Assets	Value Fund	Fund

Investments in unaffiliated issuers, at value	$145,169,414	$428,318,356
Investments in affiliated issuers, at value (Note 2)	—	69,517,746
Securities loaned, at value (Note 2)	—	68,212,044
Repurchase agreements, at value (Note 2)	—	4,336,000
Total investments, at value	145,169,414	570,384,146
Cash	—	147
Receivable for investments sold	1,381,703	—
Receivable for fund shares sold	4,815	—
Dividends and interest receivable	314,703	3,059,801
Receivable for securities lending income	—	14,234
Total assets	146,870,635	573,458,328

Liabilities

Payable for investments purchased	1,624,593	—
Payable upon return of securities loaned (Note 2)	—	69,506,057
Written options, at value (Note 3)	—	705,390
Payable to affiliates (Note 5)
Accounting and legal services fees	1,812	6,699
Trustees’ fees	46	191
Other liabilities and accrued expenses	37,252	58,942
Total liabilities	1,663,703	70,277,279

Net assets

Capital paid-in	$125,028,033	$576,059,864
Undistributed net investment income (loss)	796,087	5,564,181
Accumulated undistributed net realized gain (loss) on investments	6,966,228	(178,747,953)
Net unrealized appreciation (depreciation) on investments	12,416,584	100,304,957
Net assets	$145,206,932	$503,181,049
Investments in unaffiliated issuers, including repurchase agreements, at cost	$132,752,830	$401,617,950
Investments in affiliated issuers, at cost	—	$69,495,042
Premiums received on written options	—	$1,738,841

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class NAV
Net assets	$145,206,932	$503,181,049
Shares outstanding	16,910,397	55,046,843
Net asset value, offering price and redemption price per share	$8.59	$9.14

The accompanying notes are an integral part of the financial statements.	356

John Hancock Funds II

Statements of Operations — August 31, 2010

				Alpha
	Active Bond	All Cap	All Cap	Opportunities
Investment income	Fund	Core Fund	Value Fund	Fund

Interest	$39,751,119	$22,135	$1,137	$63,939
Dividends	132,988	8,928,376	4,501,872	10,300,702
Securities lending	58	495,060	103,875	362,631
Less foreign taxes withheld	(3,146)	—	(31,777)	(111,472)
Total investment income	39,881,019	9,445,571	4,575,107	10,615,800

Expenses

Investment management fees (Note 5)	4,027,501	4,051,260	3,193,315	7,931,760
Class 1 distribution and service fees (Note 5)	18,625	—	44,584	—
Accounting and legal services fees (Note 5)	94,801	72,569	51,747	111,868
Professional fees	45,559	32,104	32,051	45,908
Custodian fees	101,950	41,990	64,879	189,721
Trustees’ fees (Note 5)	6,931	5,486	4,375	8,440
Registration and filing fees	17,461	—	12,861	60,939
Other	11,462	7,628	5,840	10,306
Total expenses before reductions and amounts recaptured	4,324,290	4,211,037	3,409,652	8,358,942
Net expense reductions and amounts recaptured (Note 5)	(6,562)	(5,008)	(3,741)	(7,959)
Total expenses	4,317,728	4,206,029	3,405,911	8,350,983
Net investment income (loss)	35,563,291	5,239,542	1,169,196	2,264,817

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	7,321,974	41,789,972	38,133,610	137,319,161[1]
Investments in affiliated issuers	(346)	(10,157)	(16,114)	(14,426)
Futures contracts	(254,817)	5,856,787	—	—
Written options	—	—	—	9,176
Foreign currency transactions	83,009	—	1,406	(150,975)
	7,149,820	47,636,602	38,118,902	137,162,936

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	55,544,105	(47,032,034)	(21,343,281)	(118,535,965)[2]
Investments in affiliated issuers	—	5,266	11,737	5,260
Futures contracts	38,707	(4,177,572)	—	—
Written options	—	—	—	23,222
Translation of assets and liabilities in foreign currencies	2,876	—	—	11,974
	55,585,688	(51,204,340)	(21,331,544)	(118,495,509)
Net realized and unrealized gain (loss)	62,735,508	(3,567,738)	16,787,358	18,667,427

Increase (decrease) in net assets from operations	$98,298,799	$1,671,804	$17,956,554	$20,932,244

1 Net of India foreign taxes of $32,343
2 Net of $14,580 decrease in deferred India foreign withholding taxes.

The accompanying notes are an integral part of the financial statements.	357

John Hancock Funds II

Statements of Operations — August 31, 2010

	Alternative
	Asset		Capital
	Allocation	Blue Chip	Appreciation	Core Bond
Investment income	Fund	Growth Fund	Fund	Fund

Interest	—	$34,674	$5,238	$18,226,280
Dividends	—	15,648,836	13,602,759	—
Securities lending	—	173,659	213,334	208
Income distributions received from affiliated underlying funds	$55,367	—	—	—
Less foreign taxes withheld	—	(80,255)	(180,373)	—
Total investment income	55,367	15,776,914	13,640,958	18,226,488

Expenses

Investment management fees (Note 5)	2,637	14,832,073	10,242,888	2,877,991
Class A distribution and service fees (Note 5)	4,201	—	—	—
Class 1 distribution and service fees (Note 5)	—	202,547	98,369	5,893
Transfer agent fees (Note 5)	1,094	—	—	—
Accounting and legal services fees (Note 5)	198	262,848	201,712	66,243
State registration fees (Note 5)	1,154	—	—	—
Professional fees	36,481	48,190	55,150	47,013
Printing and postage fees	118	—	—	—
Custodian fees	12,000	142,592	148,004	75,528
Trustees’ fees (Note 5)	127	18,529	14,750	5,238
Registration and filing fees	9,750	19,139	28,773	19,083
Tax expenses	611	—	—	—
Other	2,122	22,128	17,390	7,568
Total expenses before reductions and amounts recaptured	70,493	15,548,046	10,807,036	3,104,557
Net expense reductions and amounts recaptured (Note 5)	(60,581)	(585,885)	(14,297)	(4,731)
Total expenses	9,912	14,962,161	10,792,739	3,099,826
Net investment income (loss)	45,455	814,753	2,848,219	15,126,662

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	—	23,235,813	49,413,306	29,631,961
Investments in affiliated issuers	48,078	(44,395)	(43,417)	—
Capital gain distributions received from underlying funds	816	—	—	—
Foreign currency transactions	—	(9,687)	(105,282)	—
	48,894	23,181,731	49,264,607	29,631,961

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	451	30,206,917	(57,204,814)	3,463,907
Investments in affiliated issuers	60,641	58,389	51,742	—
Translation of assets and liabilities in foreign currencies	—	198	(4,568)	—
	61,092	30,265,504	(57,157,640)	3,463,907
Net realized and unrealized gain (loss)	109,986	53,447,235	(7,893,033)	33,095,868

Increase (decrease) in net assets from operations	$155,441	$54,261,988	$(5,044,814)	$48,222,530

The accompanying notes are an integral part of the financial statements.	358

John Hancock Funds II

Statements of Operations — August 31, 2010

	Core
	Diversified	Core
	Growth &	Fundamental	Core Global	Emerging
	Income	Holdings	Diversification	Markets Debt
Investment income	Portfolio	Portfolio	Portfolio	Fund[1]

Interest	—	—	—	$627,704
Dividends	$250,915	$141,204	$219,232	422
Income distributions received from affiliated underlying funds	185,817	119,704	185,611	—
Total investment income	436,732	260,908	404,843	628,126

Expenses

Investment management fees (Note 5)	7,883	4,353	7,249	72,444
Class A distribution and service fees (Note 5)	—	—	—	23,981
Class 1 distribution and service fees (Note 5)	9,278	5,122	8,536	—
Transfer agent fees (Note 5)	—	—	—	5,806
Accounting and legal services fees (Note 5)	2,600	1,412	2,382	1,386
Professional fees	18,453	18,452	18,453	55,581
Printing and postage fees	—	—	—	2,074
Custodian fees	12,000	12,000	12,000	9,224
Trustees’ fees (Note 5)	468	392	439	206
Registration and filing fees	2,781	3,382	4,970	3,868
Other	2,856	2,597	3,046	3,671
Total expenses before reductions and amounts recaptured	56,319	47,710	57,075	178,241
Net expense reductions and amounts recaptured (Note 5)	(35,995)	(36,674)	(37,907)	(60,368)
Total expenses	20,324	11,036	19,168	117,873
Net investment income (loss)	416,408	249,872	385,675	510,253

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	687,302	507,230	684,140	19,716
Investments in affiliated issuers	(8,283)	(3,159)	(21,431)	—
Capital gain distributions received from unaffiliated underlying funds	8,595	6,536	8,299	—
Capital gain distributions received from affiliated underlying funds	27,594	22,237	24,929	—
Futures contracts	—	—	—	(10,749)
Foreign currency transactions	—	—	—	38,993
	715,208	532,844	695,937	47,960

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(324,840)	(219,583)	(506,477)	825,925
Investments in affiliated issuers	(124,683)	(30,439)	(172,649)	—
Translation of assets and liabilities in foreign currencies	—	—	—	2,518
	(449,523)	(250,022)	(679,126)	828,443
Net realized and unrealized gain (loss)	265,685	282,822	16,811	876,403

Increase (decrease) in net assets from operations	$682,093	$532,694	$402,486	$1,386,656

1 Period from 1-4-10 (inception date) to 8-31-10.

The accompanying notes are an integral part of the financial statements.	359

John Hancock Funds II

Statements of Operations — August 31, 2010

	Emerging			Global
	Markets Value	Equity-Income	Fundamental	Agribusiness
Investment income	Fund	Fund	Value Fund	Fund

Interest	$19,103	$190,689	$1,870,394	—
Dividends	25,609,019	24,254,615	21,056,951	$52,641
Securities lending	290,052	181,444	131,741	—
Less foreign taxes withheld	(2,690,575)	(191,048)	(355,082)	(1,601)
Total investment income	23,227,599	24,435,700	22,704,004	51,040

Expenses

Investment management fees (Note 5)	11,751,871	7,128,582	11,480,582	20,168
Class A distribution and service fees (Note 5)	—	—	—	3,550
Class 1 distribution and service fees (Note 5)	—	72,624	34,372	—
Transfer agent fees (Note 5)	—	—	—	1,392
Accounting and legal services fees (Note 5)	173,790	127,999	212,366	338
State registration fees (Note 5)	—	—	—	2,277
Professional fees	69,473	37,420	44,430	37,285
Printing and postage fees	—	—	—	191
Custodian fees	1,202,442	126,596	304,672	12,249
Trustees’ fees (Note 5)	12,737	9,027	15,932	132
Registration and filing fees	36,121	26,482	—	17,045
Other	36,559	12,659	5,284	2,807
Total expenses before reductions and amounts recaptured	13,282,993	7,541,389	12,097,638	97,434
Net expense reductions and amounts recaptured (Note 5)	(12,030)	(282,118)	(14,373)	(68,280)
Total expenses	13,270,963	7,259,271	12,083,265	29,154
Net investment income (loss)	9,956,636	17,176,429	10,620,739	21,886

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	132,148,865	14,975,177	(51,212,637)	97,218
Investments in affiliated issuers	(4,140)	(9,721)	5,684	—
Foreign currency transactions	(687,754)	21,914	(122,731)	(1,454)
	131,456,971	14,987,370	(51,329,684)	95,764

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	72,780,456[1]	(11,227,383)	109,560,509	29,530
Investments in affiliated issuers	(5,844)	324	(28,231)	—
Translation of assets and liabilities in foreign currencies	(12,736)	(1,117)	9,117	116
	72,761,876	(11,228,176)	109,541,395	29,646
Net realized and unrealized gain (loss)	204,218,847	3,759,194	58,211,711	125,410

Increase (decrease) in net assets from operations	$214,175,483	$20,935,623	$68,832,450	$147,296

1 Net of $4,064,392 decrease in deferred India foreign withholding taxes.

The accompanying notes are an integral part of the financial statements.	360

John Hancock Funds II

Statements of Operations — August 31, 2010

		Global	Global
	Global	Infrastructure	Real Estate	Global
Investment income	Bond Fund	Fund	Fund	Timber Fund

Interest	$23,526,498	—	$30,840	—
Dividends	3,957	$94,352	10,051,748	$98,272[1]
Securities lending	—	—	107,912	—
Less foreign taxes withheld	—	(8,119)	(457,523)	(1,617)
Total investment income	23,530,455	86,233	9,732,977	96,655

Expenses

Investment management fees (Note 5)	5,209,504	18,964	2,965,866	21,792
Class A distribution and service fees (Note 5)	—	3,338	—	3,836
Class 1 distribution and service fees (Note 5)	32,907	—	—	—
Transfer agent fees (Note 5)	—	1,313	—	1,507
Accounting and legal services fees (Note 5)	103,810	315	47,134	366
State registration fees (Note 5)	—	2,277	—	2,277
Professional fees	74,510	37,283	40,583	37,287
Printing and postage fees	—	175	—	224
Custodian fees	582,541	12,396	229,114	13,376
Trustees’ fees (Note 5)	7,782	131	3,190	133
Registration and filing fees	20,642	17,086	—	17,348
Tax expenses	—	—	14,408	—
Other	60,139	2,702	12,588	2,705
Total expenses before reductions and amounts recaptured	6,091,835	95,980	3,312,883	100,851
Net expense reductions and amounts recaptured (Note 5)	(7,231)	(68,663)	(3,073)	(69,459)
Total expenses	6,084,604	27,317	3,309,810	31,392
Net investment income (loss)	17,445,851	58,916	6,423,167	65,263

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	14,410,200	180,405	37,849,144	375,669
Investments in affiliated issuers	—	—	(4,273)	—
Futures contracts	19,108,140	—	—	—
Written options	3,031,366	—	—	—
Swap contracts	3,528,566	—	—	—
Foreign currency transactions	4,797,982	(3,257)	(73,912)	(10,048)
	44,876,254	177,148	37,770,959	365,621

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	15,053,710	(151,925)	(6,356,290)	(230,501)
Investments in affiliated issuers	—	—	1,684	—
Futures contracts	(130,078)	—	—	—
Written options	(1,983,180)	—	—	—
Swap contracts	1,357,956	—	—	—
Translation of assets and liabilities in foreign currencies	11,702,242	(124)	(11,594)	9
	26,000,650	(152,049)	(6,366,200)	(230,492)
Net realized and unrealized gain (loss)	70,876,904	25,099	31,404,759	135,129

Increase (decrease) in net assets from operations	$88,322,755	$84,015	$37,827,926	$200,392

1 Includes special dividend of $67,525.

The accompanying notes are an integral part of the financial statements.	361

John Hancock Funds II

Statements of Operations — August 31, 2010

	Heritage Fund
	(formerly,	High	High	Index
Investment income	Vista Fund)	Income Fund	Yield Fund	500 Fund

Interest	$2,147	$49,455,268	$100,722,777	$51,910
Dividends	1,277,886	3,106,499	1,220,142	41,185,717
Securities lending	127,094	5	33,737	233,123
Less foreign taxes withheld	(19,463)	—	(152,997)	(160)
Total investment income	1,387,664	52,561,772	101,823,659	41,470,590

Expenses

Investment management fees (Note 5)	2,204,437	3,262,203	6,825,152	9,430,236
Class 1 distribution and service fees (Note 5)	—	—	36,425	—
Accounting and legal services fees (Note 5)	34,543	68,617	148,196	292,592
Professional fees	32,530	64,234	54,394	60,613
Custodian fees	46,075	57,757	183,107	12,000
Trustees’ fees (Note 5)	2,952	5,224	10,687	22,005
Registration and filing fees	4,642	—	1,034	7,879
Other	4,782	13,358	16,848	26,931
Total expenses before reductions and amounts recaptured	2,329,961	3,471,393	7,275,843	9,852,256
Net expense reductions and amounts recaptured (Note 5)	(2,449)	(4,722)	(9,775)	(19,798)
Total expenses	2,327,512	3,466,671	7,266,068	9,832,458
Net investment income (loss)	(939,848)	49,095,101	94,557,591	31,638,132

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	36,953,882	(17,200,585)	(21,980,123)	(25,933,652)
Investments in affiliated issuers	(3,482)	—	396	11,769
Futures contracts	(178,429)	—	64,684	6,422,206
Written options	—	3,523,100	—	—
Foreign currency transactions	35,849	(230,744)	762,650	—
	36,807,820	(13,908,229)	(21,152,393)	(19,499,677)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(15,348,049)	115,786,818	129,905,808	70,757,770
Investments in affiliated issuers	9,723	—	(240)	(20,004)
Futures contracts	(16,507)	—	(39,524)	(2,843,325)
Written options	—	(2,587,592)	—	—
Translation of assets and liabilities in foreign currencies	16,191	230,539	217,016	—
	(15,338,642)	113,429,765	130,083,060	67,894,441
Net realized and unrealized gain (loss)	21,469,178	99,521,536	108,930,667	48,394,764

Increase (decrease) in net assets from operations	$20,529,330	$148,616,637	$203,488,258	$80,032,896

The accompanying notes are an integral part of the financial statements.	362

John Hancock Funds II

Statements of Operations — August 31, 2010

	International	International	International	International
	Equity Index	Opportunities	Small Cap	Small Company
Investment income	Fund	Fund	Fund	Fund

Interest	$37,709	$5,497	$13,888	$1,652
Dividends	11,251,279	18,021,735	6,064,785	3,005,198
Securities lending	308,946	1,633	197,159	114,335
Less foreign taxes withheld	(1,029,176)	(1,911,909)	(475,552)	(211,451)
Total investment income	10,568,758	16,116,956	5,800,280	2,909,734

Expenses

Investment management fees (Note 5)	2,113,825	7,545,015	2,642,386	1,257,010
Class 1 distribution and service fees (Note 5)	—	40,215	64,872	—
Accounting and legal services fees (Note 5)	58,417	122,349	37,757	20,650
Professional fees	35,517	43,107	32,956	37,123
Custodian fees	12,000	578,095	287,389	120,815
Trustees’ fees (Note 5)	4,168	8,953	2,860	1,465
Registration and filing fees	3,998	4,089	2,915	—
Tax expenses	3,266	—	—	13,222
Other	8,327	14,390	7,785	8,704
Total expenses before reductions and amounts recaptured	2,239,518	8,356,213	3,078,920	1,458,989
Net expense reductions and amounts recaptured (Note 5)	(3,912)	(8,312)	(2,455)	(1,253)
Total expenses	2,235,606	8,347,901	3,076,465	1,457,736
Net investment income (loss)	8,333,152	7,769,055	2,723,815	1,451,998

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(14,670,648)	35,487,216	1,050,483	2,950,158
Investments in affiliated issuers	(2,647)	14,407	(9,478)	(1,035)
Futures contracts	1,989,840	—	—	—
Foreign currency transactions	214,233	(1,575,086)	61,642	(24,494)
	(12,469,222)	33,926,537	1,102,647	2,924,629

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	10,773,402	(40,604,620)	29,662,630	183,934
Investments in affiliated issuers	(2,467)	(17,143)	2,275	488
Futures contracts	(1,996,335)	—	—	—
Translation of assets and liabilities in foreign currencies	(84,787)	(24,256)	(10,213)	657
	8,689,813	(40,646,019)	29,654,692	185,079
Net realized and unrealized gain (loss)	(3,779,409)	(6,719,482)	30,757,339	3,109,708

Increase (decrease) in net assets from operations	$4,553,743	$1,049,573	$33,481,154	$4,561,706

The accompanying notes are an integral part of the financial statements.	363

John Hancock Funds II

Statements of Operations — August 31, 2010

		Investment
	International	Quality	Large Cap	Large Cap
Investment income	Value Fund	Bond Fund	Fund	Value Fund

Interest	$61,483	$9,655,183	$456	$337
Dividends	39,533,957	—	4,657,796	10,479,453
Securities lending	1,591,257	—	23,775	75,223
Less foreign taxes withheld	(3,962,066)	—	—	—
Total investment income	37,224,631	9,655,183	4,682,027	10,555,013

Expenses

Investment management fees (Note 5)	9,839,367	1,220,830	2,020,561	4,603,208
Class 1 distribution and service fees (Note 5)	145,274	34,611	19,050	40,483
Accounting and legal services fees (Note 5)	171,501	29,144	37,233	80,082
Professional fees	43,633	54,417	29,037	33,019
Custodian fees	1,139,285	39,823	26,726	26,799
Trustees’ fees (Note 5)	12,511	2,330	2,919	6,020
Registration and filing fees	—	12,147	3,773	—
Other	18,310	5,012	5,032	9,254
Total expenses before reductions and amounts recaptured	11,369,881	1,398,314	2,144,331	4,798,865
Net expense reductions and amounts recaptured (Note 5)	(172,587)	(2,006)	(2,577)	(5,411)
Total expenses	11,197,294	1,396,308	2,141,754	4,793,454
Net investment income (loss)	26,027,337	8,258,875	2,540,273	5,761,559

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	4,160,669	535,795	16,152,949	27,920,695
Investments in affiliated issuers	(32,023)	—	(7,464)	(7,248)
Futures contracts	—	(1,803,875)	—	—
Swap contracts	—	(173,383)	—	—
Foreign currency transactions	(972,908)	368,727	—	—
	3,155,738	(1,072,736)	16,145,485	27,913,447

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(38,131,084)	16,904,867	(9,123,715)	(47,070,146)
Investments in affiliated issuers	5,520	—	6,055	7,009
Futures contracts	—	81,344	—	—
Swap contracts	—	(553,099)	—	—
Translation of assets and liabilities in foreign currencies	5,869	(329,365)	—	—
	(38,119,695)	16,103,747	(9,117,660)	(47,063,137)
Net realized and unrealized gain (loss)	(34,963,957)	15,031,011	7,027,825	(19,149,690)

Increase (decrease) in net assets from operations	($8,936,620)	$23,289,886	$9,568,098	($13,388,131)

The accompanying notes are an integral part of the financial statements.	364

John Hancock Funds II

Statements of Operations — August 31, 2010

	Mid Cap[1]
	Growth	Mid Cap	Mid Cap	Mid Cap Value
Investment income	Index Fund	Index Fund	Stock Fund	Equity Fund

Interest	$1,617	$13,749	$33,856	$29,134
Dividends	124,526	7,277,349	4,956,437	3,109,026
Securities lending	1,856	321,477	641,551	78,247
Less foreign taxes withheld	—	(607)	(59,606)	(21,678)
Total investment income	127,999	7,611,968	5,572,238	3,194,729

Expenses

Investment management fees (Note 5)	101,725	2,403,316	6,725,737	1,545,337
Class 1 distribution and service fees (Note 5)	4	—	147,497	—
Accounting and legal services fees (Note 5)	2,703	71,170	111,415	25,188
Professional fees	33,229	34,349	37,025	28,867
Custodian fees	4,000	12,000	168,704	32,961
Trustees’ fees (Note 5)	328	5,888	8,476	2,169
Registration and filing fees	7,482	4,045	38	5,858
Other	3,013	5,449	11,620	3,765
Total expenses before reductions and amounts recaptured	152,484	2,536,217	7,210,512	1,644,145
Net expense reductions and amounts recaptured (Note 5)	(36,553)	(4,746)	(7,761)	(1,699)
Total expenses	115,931	2,531,471	7,202,751	1,642,446
Net investment income (loss)	12,068	5,080,497	(1,630,513)	1,552,283

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(2,440,657)	4,169,016	108,244,160	3,820,157
Investments in affiliated issuers	(37)	23,002	(23,102)	(2,723)
Futures contracts	(107,619)	4,811,089	—	—
Foreign currency transactions	—	—	(476,578)	(587)
	(2,548,313)	9,003,107	107,744,480	3,816,847

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(4,550,329)	68,782,369	(39,781,006)	8,496,697
Investments in affiliated issuers	55	(26,036)	35,892	3,572
Futures contracts	(28,880)	(1,975,233)	—	—
Translation of assets and liabilities in foreign currencies	—	—	(30,339)	(294)
	(4,579,154)	66,781,100	(39,775,453)	8,499,975
Net realized and unrealized gain (loss)	(7,127,467)	75,784,207	67,969,027	12,316,822

Increase (decrease) in net assets from operations	($7,115,399)	$80,864,704	$66,338,514	$13,869,105

1 Period from 4-30-10 (inception date) to 8-31-10.

The accompanying notes are an integral part of the financial statements.	365

John Hancock Funds II

Statements of Operations — August 31, 2010

	Mid Cap[1]
	Value Index	Mid Value	Optimized	Real Estate
Investment income	Fund	Fund	Value Fund	Equity Fund

Interest	$2,071	$142,084	$373	$366,640
Dividends	386,778	9,807,481[2]	6,972,984	5,288,191
Securities lending	4,512	82,958	—	160,243
Less foreign taxes withheld	—	(21,474)	(75,882)	(7,232)
Total investment income	393,361	10,011,049	6,897,475	5,807,842

Expenses

Investment management fees (Note 5)	101,539	3,424,878	2,219,995	2,087,307
Class A distribution and service fees (Note 5)	—	—	229	—
Class B distribution and service fees (Note 5)	—	—	285	—
Class C distribution and service fees (Note 5)	—	—	49	—
Class 1 distribution and service fees (Note 5)	5	—	23,775	—
Transfer agent fees (Note 5)	—	—	1,165	—
Accounting and legal services fees (Note 5)	2,698	44,686	47,531	33,652
State registration fees (Note 5)	—	—	37,941	—
Professional fees	31,531	37,935	51,803	31,751
Custodian fees	4,000	61,470	5,945	25,087
Trustees’ fees (Note 5)	327	3,733	3,317	2,660
Registration and filing fees	7,557	21,284	8,478	3,940
Other	3,012	4,606	6,618	5,711
Total expenses before reductions and amounts recaptured	150,669	3,598,592	2,407,131	2,190,108
Net expense reductions and amounts recaptured (Note 5)	(34,949)	(168,756)	(41,920)	(91,169)
Total expenses	115,720	3,429,836	2,365,211	2,098,939
Net investment income (loss)	277,641	6,581,213	4,532,264	3,708,903

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(2,477,274)	35,035,455	34,809,488	3,657,095
Investments in affiliated issuers	—	—	—	(14,807)
Futures contracts	(130,561)	—	—	—
Foreign currency transactions	—	1,505	(375)	—
	(2,607,835)	35,036,960	34,809,113	3,642,288

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(5,939,314)	(22,112,350)	(30,743,394)	61,869,588
Investments in affiliated issuers	133	23,765	—	5,415
Futures contracts	(44,440)	—	—	—
	(5,983,621)	(22,088,585)	(30,743,394)	61,875,003
Net realized and unrealized gain (loss)	(8,591,456)	12,948,375	4,065,719	65,517,291

Increase (decrease) in net assets from operations	($8,313,815)	$19,529,588	$8,597,983	$69,226,194

1 Period from 4-30-10 (inception date) to 8-31-10.
2 Includes special dividend of $4,608,427.

The accompanying notes are an integral part of the financial statements.	366

John Hancock Funds II

Statements of Operations — August 31, 2010

	Real Estate		Short Term
	Securities	Real Return	Government	Small Cap
Investment income	Fund	Bond Fund	Income Fund	Growth Fund

Interest	$313	$36,456,552	$1,504,191	$6,066
Dividends	8,036,356	37,500	—	484,292
Securities lending	87,672	—	—	—
Less foreign taxes withheld	—	(14,368)	—	—
Total investment income	8,124,341	36,479,684	1,504,191	490,358

Expenses

Investment management fees (Note 5)	1,941,551	8,649,044	452,285	1,347,166
Class 1 distribution and service fees (Note 5)	138,682	37,850	—	—
Accounting and legal services fees (Note 5)	38,936	176,823	11,168	17,971
Professional fees	28,933	73,931	49,343	35,322
Custodian fees	45,887	225,448	18,278	25,387
Trustees’ fees (Note 5)	2,772	13,488	767	1,667
Registration and filing fees	19,679	17,304	15,473	8,826
Other	4,068	21,495	2,733	3,082
Total expenses before reductions and amounts recaptured	2,220,508	9,215,383	550,047	1,439,421
Net expense reductions and amounts recaptured (Note 5)	(3,040)	(12,234)	(34,146)	(1,228)
Total expenses	2,217,468	9,203,149	515,901	1,438,193
Net investment income (loss)	5,906,873	27,276,535	988,290	(947,835)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	25,007,387	72,848,089	977,944	26,287,621
Investments in affiliated issuers	(23,392)	—	—	—
Futures contracts	—	6,215,148	—	—
Written options	—	4,865,730	—	—
Swap contracts	—	(2,796,365)	—	—
Foreign currency transactions	—	4,472,900	—	—
	24,983,995	85,605,502	977,944	26,287,621

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	42,544,195	31,278,965	2,159,935	(18,885,643)
Investments in affiliated issuers	19,451	—	—	—
Futures contracts	—	(641,750)	—	—
Written options	—	(3,252,579)	—	—
Swap contracts	—	(374,235)	—	—
Translation of assets and liabilities in foreign currencies	—	1,151,131	—	—
	42,563,646	28,161,532	2,159,935	(18,885,643)
Net realized and unrealized gain (loss)	67,547,641	113,767,034	3,137,879	7,401,978

Increase (decrease) in net assets from operations	$73,454,514	$141,043,569	$4,126,169	$6,454,143

The accompanying notes are an integral part of the financial statements.	367

John Hancock Funds II

Statements of Operations — August 31, 2010

		Small Cap
	Small Cap	Opportunities	Small Cap	Small Company
Investment income	Index Fund	Fund	Value Fund	Growth Fund

Interest	$3,469	$1,198	$4,459	$3,809
Dividends	1,356,707	1,050,300	1,421,593	1,036,538[1]
Securities lending	193,125	62,614	53,983	74,214
Less foreign taxes withheld	(52)	(2,621)	—	(2,810)
Total investment income	1,553,249	1,111,491	1,480,035	1,111,751

Expenses

Investment management fees (Note 5)	548,328	1,127,774	988,726	1,458,249
Class 1 distribution and service fees (Note 5)	—	25,092	—	—
Accounting and legal services fees (Note 5)	17,134	16,328	12,181	20,277
Professional fees	32,353	26,424	34,306	27,848
Custodian fees	12,000	27,833	18,548	24,820
Trustees’ fees (Note 5)	1,484	1,425	1,257	1,681
Registration and filing fees	1,488	8,661	8,400	3,639
Other	1,019	3,733	2,868	4,540
Total expenses before reductions and amounts recaptured	613,806	1,237,270	1,066,286	1,541,054
Net expense reductions and amounts recaptured (Note 5)	(1,109)	(92,893)	(4,863)	(1,335)
Total expenses	612,697	1,144,377	1,061,423	1,539,719
Net investment income (loss)	940,552	(32,886)	418,612	(427,968)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	16,133,643	8,253,178	5,284,084	9,032,404
Investments in affiliated issuers	3,179	(4,122)	—	(6,279)
Futures contracts	80,374	—	—	—
Foreign currency transactions	541	—	—	—
	16,217,737	8,249,056	5,284,084	9,026,125

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(7,733,757)	(3,823,535)	2,592,667	5,080,110
Investments in affiliated issuers	(6,160)	2,726	1,530	1,196
Futures contracts	(256,625)	—	—	—
Translation of assets and liabilities in foreign currencies	(180)	—	—	—
	(7,996,722)	(3,820,809)	2,594,197	5,081,306
Net realized and unrealized gain (loss)	8,221,015	4,428,247	7,878,281	14,107,431

Increase (decrease) in net assets from operations	$9,161,567	$4,395,361	$8,296,893	$13,679,463

1 Includes special dividend of $303,957.

The accompanying notes are an integral part of the financial statements.	368

John Hancock Funds II

Statements of Operations — August 31, 2010

	Small Company	Smaller Company	Spectrum	Strategic
Investment income	Value Fund	Growth Fund	Income Fund	Bond Fund

Interest	$83,643	$2,639	$42,718,117	$16,109,349
Dividends	5,718,859	813,666	3,713,861	99,008
Securities lending	126,601	185,712	25,513	1,645
Less foreign taxes withheld	(12,329)	(465)	(18,402)	(15,550)
Total investment income	5,916,774	1,001,552	46,439,089	16,194,452

Expenses

Investment management fees (Note 5)	4,080,842	1,853,189	6,395,863	2,153,736
Class 1 distribution and service fees (Note 5)	53,647	—	—	23,118
Accounting and legal services fees (Note 5)	57,625	24,625	123,610	44,913
Professional fees	31,144	36,792	69,555	48,715
Custodian fees	63,850	35,914	277,629	58,636
Trustees’ fees (Note 5)	4,304	2,185	9,429	4,034
Registration and filing fees	—	7,268	—	1,900
Tax expense	—	—	—	940
Other	7,387	3,544	13,697	7,927
Total expenses before reductions and amounts recaptured	4,298,799	1,963,517	6,889,783	2,343,919
Net expense reductions and amounts recaptured (Note 5)	(205,452)	(214,449)	(223,743)	(2,460)
Total expenses	4,093,347	1,749,068	6,666,040	2,341,459
Net investment income (loss)	1,823,427	(747,516)	39,773,049	13,852,993

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	4,330,389	32,957,798	17,697,018	2,734,777
Investments in affiliated issuers	(14,444)	(4,642)	7,036	(1,084)
Futures contracts	—	(23,058)	(666,583)	3,208,982
Written options	—	—	—	185,970
Swap contracts	—	—	6,695	25,184
Foreign currency transactions	(783)	—	5,227,111	1,474,751
	4,315,162	32,930,098	22,271,277	7,628,580

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	9,975,326	(21,895,157)	25,425,548	37,478,456
Investments in affiliated issuers	10,796	198	(986)	(467)
Futures contracts	—	(20,863)	(163,177)	(1,133,390)
Written options	—	—	—	(13,264)
Swap contracts	—	—	48,198	(1,022,356)
Translation of assets and liabilities in foreign currencies	—	—	(48,005)	132,322
	9,986,122	(21,915,822)	25,261,578	35,441,301
Net realized and unrealized gain (loss)	14,301,284	11,014,276	47,532,855	43,069,881

Increase (decrease) in net assets from operations	$16,124,711	$10,266,760	$87,305,904	$56,922,874

The accompanying notes are an integral part of the financial statements.	369

John Hancock Funds II

Statements of Operations — August 31, 2010

	Total Bond	Total Return	U.S. High Yield	U.S. Multi
Investment income	Market Fund	Fund	Bond Fund	Sector Fund

Interest	$21,754,593	$54,344,417	$67,491,858	$27,850
Dividends	—	1,698,900	12,446	20,527,569
Securities lending	418	—	1,572	52,810
Less foreign taxes withheld	(6,083)	—	—	—
Total investment income	21,748,928	56,043,317	67,505,876	20,608,229

Expenses

Investment management fees (Note 5)	2,664,150	13,916,713	5,651,409	7,367,076
Class 1 distribution and service fees (Note 5)	—	140,628	21,961	—
Accounting and legal services fees (Note 5)	77,008	287,347	107,927	133,880
Professional fees	40,986	88,153	63,306	38,679
Custodian fees	12,050	333,415	111,474	134,330
Trustees’ fees (Note 5)	6,054	20,973	8,537	10,186
Registration and filing fees	21,292	19,226	7,871	9,332
Other	7,935	49,732	11,316	13,414
Total expenses before reductions and amounts recaptured	2,829,475	14,856,187	5,983,801	7,706,897
Net expense reductions and amounts recaptured (Note 5)	(5,349)	(19,883)	(7,286)	(9,265)
Total expenses	2,824,126	14,836,304	5,976,515	7,697,632
Net investment income (loss)	18,924,802	41,207,013	61,529,361	12,910,597

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	4,289,207	50,784,142	19,865,506	(6,203,152)
Investments in affiliated issuers	(242)	—	309	(18,064)
Futures contracts	—	51,925,208	—	2,632,865
Written options	—	10,824,281	—	—
Swap contracts	—	45,663,395	—	—
Foreign currency transactions	—	5,055,570	—	—
	4,288,965	164,252,596	19,865,815	(3,588,351)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	21,565,756	70,236,699	38,112,777	8,475,525
Investments in affiliated issuers	(111)	—	103	(117)
Futures contracts	—	(10,045,421)	—	(1,675,621)
Written options	—	(3,053,107)	—	—
Swap contracts	—	(20,274,452)	—	—
Translation of assets and liabilities in foreign currencies	—	(5,801,101)	—	(1,304)
	21,565,645	31,062,618	38,112,880	6,798,483
Net realized and unrealized gain (loss)	25,854,610	195,315,214	57,978,695	3,210,132

Increase (decrease) in net assets from operations	$44,779,412	$236,522,227	$119,508,056	$16,120,729

The accompanying notes are an integral part of the financial statements.	370

John Hancock Funds II

Statements of Operations — August 31, 2010

		Value &
		Restructuring
Investment income	Value Fund	Fund

Interest	$6,404	$131,199
Dividends	2,405,965	13,332,113[1]
Securities lending	10,797	165,599
Less foreign taxes withheld	—	(81,691)
Total investment income	2,423,166	13,547,220

Expenses

Investment management fees (Note 5)	982,282	4,690,274
Accounting and legal services fees (Note 5)	17,444	81,303
Professional fees	28,890	37,041
Custodian fees	25,579	70,632
Trustees’ fees (Note 5)	1,703	6,215
Registration and filing fees	4,475	—
Other	4,745	9,573
Total expenses before reductions and amounts recaptured	1,065,118	4,895,038
Net expense reductions and amounts recaptured (Note 5)	(1,289)	(5,504)
Total expenses	1,063,829	4,889,534
Net investment income (loss)	1,359,337	8,657,686

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	15,997,028	(16,499,330)
Investments in affiliated issuers	1,194	(13,256)
Written options	—	(338,164)
Foreign currency transactions	—	9,418
	15,998,222	(16,841,332)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(4,229,136)	43,726,103
Investments in affiliated issuers	(2,215)	14,932
Written options	—	1,033,451
Translation of assets and liabilities in foreign currencies	—	(856)
	(4,231,351)	44,773,630
Net realized and unrealized gain (loss)	11,766,871	27,932,298

Increase (decrease) in net assets from operations	$13,126,208	$36,589,984

1 Includes special dividend of $1,768,170.

The accompanying notes are an integral part of the financial statements.	371

John Hancock Funds II

Statements of Changes in Net Assets

	Active Bond Fund		All Cap Core Fund		All Cap Value Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/10	8/31/09	8/31/10	8/31/09	8/31/10	8/31/09

From operations
Net investment income (loss)	$35,563,291	$33,277,642	$5,239,542	$5,976,579	$1,169,196	$829,607
Net realized gain (loss)	7,149,820	(3,888,883)	47,636,602	(226,203,255)	38,118,902	(16,918,111)
Change in net unrealized appreciation (depreciation)	55,585,688	13,439,347	(51,204,340)	62,278,560	(21,331,544)	32,879,741
Increase (decrease) in net assets resulting from
operations	98,298,799	42,828,106	1,671,804	(157,948,116)	17,956,554	16,791,237
Distributions to shareholders
From net investment income
Class 1	(1,973,081)	(1,806,425)	—	—	(261,582)	(545,731)
Class NAV	(33,421,644)	(30,207,339)	(5,839,540)	(7,243,920)	(991,293)	(242,586)
From net realized gain
Class 1	—	(110,903)	—	—	—	(1,708,782)
Class NAV	—	(1,887,681)	—	(42,261)	—	(700,297)
Total distributions	(35,394,725)	(34,012,348)	(5,839,540)	(7,286,181)	(1,252,875)	(3,197,396)
From Fund share transactions (Note 6)	195,524,971	(22,799,462)	48,511,723	(73,629,766)	56,898,600	239,934,698
Total increase (decrease)	258,429,045	(13,983,704)	44,343,987	(238,864,063)	73,602,279	253,528,539

Net assets

Beginning of year	572,878,962	586,862,666	471,790,896	710,654,959	347,915,934	94,387,395
End of year	$831,308,007	$572,878,962	$516,134,883	$471,790,896	$421,518,213	$347,915,934

Undistributed net investment income (loss)	$7,499,903	$6,049,517	$3,313,357	$3,896,888	$498,222	$581,703

			Alternative Asset
	Alpha Opportunities Fund		Allocation Fund		Blue Chip Growth Fund
	Year ended	Period ended	Year ended	Period ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/10	8/31/09[1]	8/31/10	8/31/09[2]	8/31/10	8/31/09

From operations
Net investment income (loss)	$2,264,817	$1,535,176	$45,455	$9,488	$814,753	$3,159,690
Net realized gain (loss)	137,162,936	21,139,602	48,894	4,385	23,181,731	(415,946,731)
Change in net unrealized appreciation (depreciation)	(118,495,509)	88,994,817	61,092	267,675	30,265,504	8,228,382
Increase (decrease) in net assets resulting from
operations	20,932,244	111,669,595	155,441	281,548	54,261,988	(404,558,659)
Distributions to shareholders
From net investment income
Class A	—	—	(47,301)	—	—	—
Class 1	—	—	—	—	(432,630)	(371,815)
Class NAV	(3,676,398)	(268,998)	—	—	(1,942,437)	(3,992,625)
From net realized gain
Class A	—	—	(16,354)	—	—	—
Class NAV	(66,318,614)	—	—	—	—	—
Total distributions	(69,995,012)	(268,998)	(63,655)	—	(2,375,067)	(4,364,440)
From Fund share transactions (Note 6)	491,310,825	559,195,854	63,655	1,000,000	397,647,286	(217,844,461)
Total increase (decrease)	442,248,057	670,596,451	155,441	1,281,548	449,534,207	(626,767,560)

Net assets

Beginning of year	670,596,451	—	1,281,548	—	1,414,923,910	2,041,691,470
End of year	$1,112,844,508	$670,596,451	$1,436,989	$1,281,548	$1,864,458,117	$1,414,923,910

Undistributed net investment income (loss)	$790,733	$1,601,736	$8,308	$10,195	—	$1,544,987

1 Period from 10-7-08 (inception date) to 8-31-09.
2 Period from 1-2-09 (inception date) to 8-31-09.

The accompanying notes are an integral part of the financial statements.	372

John Hancock Funds II

Statements of Changes in Net Assets

					Core Diversified Growth &
	Capital Appreciation Fund		Core Bond Fund		Income Portfolio
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/10	8/31/09	8/31/10	8/31/09	8/31/10	8/31/09

From operations
Net investment income (loss)	$2,848,219	$3,027,282	$15,126,662	$10,722,672	$416,408	$139,373
Net realized gain (loss)	49,264,607	(183,868,533)	29,631,961	(1,001,882)	715,208	(63,763)
Change in net unrealized appreciation (depreciation)	(57,157,640)	83,159,619	3,463,907	13,230,169	(449,523)	1,101,355
Increase (decrease) in net assets resulting from
operations	(5,044,814)	(97,681,632)	48,222,530	22,950,959	682,093	1,176,965
Distributions to shareholders
From net investment income
Class 1	(288,944)	(204,967)	(443,812)	(278,883)	(340,744)	(47,109)
Class NAV	(3,136,340)	(3,728,929)	(17,692,398)	(10,263,625)	—	—
From net realized gain
Class 1	—	—	(83,670)	(34,762)	(62,472)	—
Class NAV	—	—	(3,027,045)	(1,384,740)	—	—
Total distributions	(3,425,284)	(3,933,896)	(21,246,925)	(11,962,010)	(403,216)	(47,109)
From Fund share transactions (Note 6)	379,395,267	211,386,573	130,158,472	138,409,490	10,982,497	9,418,620
Total increase (decrease)	370,925,169	109,771,045	157,134,077	149,398,439	11,261,374	10,548,476

Net assets

Beginning of year	1,144,358,577	1,034,587,532	421,246,612	271,848,173	11,526,005	977,529
End of year	$1,515,283,746	$1,144,358,577	$578,380,689	$421,246,612	$22,787,379	$11,526,005

Undistributed net investment income (loss)	$1,422,919	$2,109,200	$2,895,140	$3,166,924	$170,406	$94,750

					Emerging
	Core Fundamental		Core Global		Markets
	Holdings Portfolio		Diversification Portfolio		Debt Fund
	Year ended	Year ended	Year ended	Year ended	Period ended
Increase (decrease) in net assets	8/31/10	8/31/09	8/31/10	8/31/09	8/31/10[1]

From operations
Net investment income (loss)	$249,872	$97,221	$385,675	$92,630	$510,253
Net realized gain (loss)	532,844	(126,020)	695,937	(69,846)	47,960
Change in net unrealized appreciation (depreciation)	(250,022)	835,208	(679,126)	805,158	828,443
Increase (decrease) in net assets resulting from
operations	532,694	806,409	402,486	827,942	1,386,656
Distributions to shareholders
From net investment income
Class A	—	—	—	—	(452,224)
Class 1	(222,294)	(29,345)	(287,130)	(34,804)	(120,500)
From net realized gain
Class 1	(58,243)	—	(56,528)	—	—
Total distributions	(280,537)	(29,345)	(343,658)	(34,804)	(572,724)
From Fund share transactions (Note 6)	3,848,167	6,169,961	16,519,823	5,985,450	15,000,000
Total increase (decrease)	4,100,324	6,947,025	16,578,651	6,778,588	15,813,932

Net assets

Beginning of year	7,926,741	979,716	7,731,161	952,573	—
End of year	$12,027,065	$7,926,741	$24,309,812	$7,731,161	$15,813,932

Undistributed net investment income (loss)	$99,273	$71,689	$159,596	$61,040	$48,470

1 Period from 1-4-10 (inception date) to 8-31-10.

The accompanying notes are an integral part of the financial statements.	373

John Hancock Funds II

Statements of Changes in Net Assets

	Emerging Markets
	Value Fund		Equity-Income Fund		Fundamental Value Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/10	8/31/09	8/31/10	8/31/09	8/31/10[1]	8/31/09

From operations
Net investment income (loss)	$9,956,636	$9,387,957	$17,176,429	$19,223,008	$10,620,739	$13,307,678
Net realized gain (loss)	131,456,971	(20,013,645)	14,987,370	(217,376,675)	(51,329,684)	(298,551,901)
Change in net unrealized appreciation (depreciation)	72,761,876	234,463,172	(11,228,176)	71,623,070	109,541,395	15,198,908
Increase (decrease) in net assets resulting from
operations	214,175,483	223,837,484	20,935,623	(126,530,597)	68,832,450	(270,045,315)
Distributions to shareholders
From net investment income
Class 1	—	—	(2,722,683)	(3,754,027)	(800,100)	(1,121,380)
Class NAV	(9,182,920)	(11,522,806)	(13,892,855)	(17,840,719)	(11,591,001)	(13,340,051)
From net realized gain
Class 1	—	—	—	(11,259,896)	—	—
Class NAV	(4,392,025)	(10,123,376)	—	(52,423,854)	—	—
Total distributions	(13,574,945)	(21,646,182)	(16,615,538)	(85,278,496)	(12,391,101)	(14,461,431)
From Fund share transactions (Note 6)	352,276,490	257,601,060	344,899,695	47,220,845	(108,338,440)	77,311,711
Total increase (decrease)	552,877,028	459,792,362	349,219,780	(164,588,248)	(51,897,091)	(207,195,035)

Net assets

Beginning of year	1,037,018,921	577,226,559	772,069,552	936,657,800	1,399,737,088	1,606,932,123
End of year	$1,589,895,949	$1,037,018,921	$1,121,289,332	$772,069,552	$1,347,839,997	$1,399,737,088

Undistributed net investment income (loss)	$7,053,870	$6,576,109	$12,520,243	$11,937,438	$6,162,238	$8,055,331

	Global Agribusiness Fund		Global Bond Fund		Global Infrastructure Fund
	Year ended	Period ended	Year ended	Year ended	Year ended	Period ended
Increase (decrease) in net assets	8/31/10	8/31/09[2]	8/31/10	8/31/09	8/31/10	8/31/09[2]

From operations
Net investment income (loss)	$21,886	$11,110	$17,445,851	$20,844,047	$58,916	$41,217
Net realized gain (loss)	95,764	(8,965)	44,876,254	(9,705,894)	177,148	(67,784)
Change in net unrealized appreciation (depreciation)	29,646	291,266	26,000,650	22,707,102	(152,049)	107,109
Increase (decrease) in net assets resulting from
operations	147,296	293,411	88,322,755	33,845,255	84,015	80,542
Distributions to shareholders
From net investment income
Class A	(11,987)	(3,919)	—	—	(12,312)	(11,386)
Class I	(14,626)	(5,119)	—	—	(14,707)	(12,389)
Class 1	—	—	(5,497,480)	(7,974,069)	—	—
Class NAV	—	—	(54,530,728)	(59,477,604)	—	—
From net realized gain
Class A	(4,610)	—	—	—	—	—
Class I	(4,620)	—	—	—	—	—
Class 1	—	—	—	(5,137,229)	—	—
Class NAV	—	—	—	(38,284,136)	—	—
Total distributions	(35,843)	(9,038)	(60,028,208)	(110,873,038)	(27,019)	(23,775)
From Fund share transactions (Note 6)	35,843	2,009,038	131,751,056	139,104,424	27,019	2,023,775
Total increase (decrease)	147,296	2,293,411	160,045,603	62,076,641	84,015	2,080,542

Net assets

Beginning of year	2,293,411	—	645,545,974	583,469,333	2,080,542	—
End of year	$2,440,707	$2,293,411	$805,591,577	$645,545,974	$2,164,557	$2,080,542

Undistributed net investment income (loss)	$6,778	$9,844	$22,610,602	$36,035,786	$40,601	$11,678

1 Class 1 shares were terminated on 5-7-10.
2 Period from 1-2-09 (inception date) to 8-31-09.

The accompanying notes are an integral part of the financial statements.	374

John Hancock Funds II

Statements of Changes in Net Assets

					Heritage Fund
	Global Real Estate Fund		Global Timber Fund		(formerly, Vista Fund)
	Year ended	Year ended	Year ended	Period ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/10	8/31/09	8/31/10	8/31/09[1]	8/31/10	8/31/09

From operations
Net investment income (loss)	$6,423,167	$12,985,503	$65,263	$8,493	($939,848)	($327,477)
Net realized gain (loss)	37,770,959	(282,118,604)	365,621	(199,620)	36,807,820	(35,307,371)
Change in net unrealized appreciation (depreciation)	(6,366,200)	129,921,295	(230,492)	474,310	(15,338,642)	6,255,611
Increase (decrease) in net assets resulting from
operations	37,827,926	(139,211,806)	200,392	283,183	20,529,330	(29,379,237)
Distributions to shareholders
From net investment income
Class A	—	—	(1,900)	(3,924)	—	—
Class I	—	—	(3,083)	(4,959)	—	—
Class NAV	(12,096,501)	(16,836,266)	—	—	—	(159,632)
From net realized gain
Class NAV	—	—	—	—	—	(14,136,636)
Total distributions	(12,096,501)	(16,836,266)	(4,983)	(8,883)	—	(14,296,268)
From Fund share transactions (Note 6)	152,546,046	(180,090,406)	4,984	2,008,883	(28,364,311)	153,175,866
Total increase (decrease)	178,277,471	(336,138,478)	200,393	2,283,183	(7,834,981)	109,500,361

Net assets

Beginning of year	271,382,288	607,520,766	2,283,183	—	223,312,063	113,811,702
End of year	$449,659,759	$271,382,288	$2,483,576	$2,283,183	$215,477,082	$223,312,063

Undistributed net investment income (loss)	($1,397,534)	($3,984,100)	$37,821	($13,084)	($48,311)	$86

	High Income Fund		High Yield Fund		Index 500 Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/10	8/31/09	8/31/10	8/31/09	8/31/10	8/31/09

From operations
Net investment income (loss)	$49,095,101	$42,812,510	$94,557,591	$139,457,114	$31,638,132	$37,743,132
Net realized gain (loss)	(13,908,229)	(6,362,177)	(21,152,393)	(231,106,128)	(19,499,677)	(289,287,693)
Change in net unrealized appreciation (depreciation)	113,429,765	(51,617,241)	130,083,060	47,974,387	67,894,441	234,685,725
Increase (decrease) in net assets resulting from
operations	148,616,637	(15,166,908)	203,488,258	(43,674,627)	80,032,896	(16,858,836)
Distributions to shareholders
From net investment income
Class 1	—	—	(7,242,355)	(4,779,611)	—	—
Class NAV	(58,474,637)	(57,336,025)	(99,722,018)	(145,505,694)	(37,125,883)	(19,527,458)
Total distributions	(58,474,637)	(57,336,025)	(106,964,373)	(150,285,305)	(37,125,883)	(19,527,458)
From Fund share transactions (Note 6)	4,786,678	39,364,255	(70,360,937)	(394,945,975)	(81,641,227)	932,914,788
Total increase (decrease)	94,928,678	(33,138,678)	26,162,948	(588,905,907)	(38,734,214)	896,528,494

Net assets

Beginning of year	414,332,751	447,471,429	965,356,263	1,554,262,170	1,857,096,749	960,568,255
End of year	$509,261,429	$414,332,751	$991,519,211	$965,356,263	$1,818,362,535	$1,857,096,749

Undistributed net investment income (loss)	$1,266,663	$9,044,845	$14,629,907	$24,556,159	$21,142,330	$26,530,273

1 Period from 1-2-09 (inception date) to 8-31-09.

The accompanying notes are an integral part of the financial statements.	375

John Hancock Funds II

Statements of Changes in Net Assets

	International Equity		International		International
	Index Fund		Opportunities Fund		Small Cap Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/10	8/31/09	8/31/10	8/31/09	8/31/10	8/31/09

From operations
Net investment income (loss)	$8,333,152	$10,393,838	$7,769,055	$7,842,643	$2,723,815	$5,888,627
Net realized gain (loss)	(12,469,222)	(92,522,146)	33,926,537	(274,855,717)	1,102,647	(81,908,124)
Change in net unrealized appreciation (depreciation)	8,689,813	6,487,756	(40,646,019)	104,858,594	29,654,692	39,069,627
Increase (decrease) in net assets resulting from
operations	4,553,743	(75,640,552)	1,049,573	(162,154,480)	33,481,154	(36,949,870)
Distributions to shareholders
From net investment income
Class 1	—	—	(872,208)	(262,865)	(2,141,419)	(1,173,970)
Class NAV	(12,540,484)	(8,358,950)	(7,340,000)	(7,768,599)	(1,933,946)	(3,432,685)
From net realized gain
Class 1	—	—	—	—	—	(8,585,143)
Class NAV	—	(1,033,001)	—	—	—	(23,899,352)
Total distributions	(12,540,484)	(9,391,951)	(8,212,208)	(8,031,464)	(4,075,365)	(37,091,150)
From Fund share transactions (Note 6)	62,774,402	(86,562,483)	73,360,944	30,613,474	14,947,655	(32,530,355)
Total increase (decrease)	54,787,661	(171,594,986)	66,198,309	(139,572,470)	44,353,444	(106,571,375)

Net assets

Beginning of year	321,930,016	493,525,002	736,533,165	876,105,635	235,397,147	341,968,522
End of year	$376,717,677	$321,930,016	$802,731,474	$736,533,165	$279,750,591	$235,397,147

Undistributed net investment income (loss)	$4,994,109	$8,803,775	$5,348,379	$6,875,924	$2,427,067	$3,716,975

	International Small				Investment
	Company Fund		International Value Fund		Quality Bond Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/10	8/31/09	8/31/10	8/31/09	8/31/10	8/31/09

From operations
Net investment income (loss)	$1,451,998	$4,744,536	$26,027,337	$27,096,258	$8,258,875	$7,525,213
Net realized gain (loss)	2,924,629	(133,617,643)	3,155,738	(218,288,654)	(1,072,736)	(3,735,862)
Change in net unrealized appreciation (depreciation)	185,079	39,942,004	(38,119,695)	38,560,391	16,103,747	6,981,786
Increase (decrease) in net assets resulting from
operations	4,561,706	(88,931,103)	(8,936,620)	(152,632,005)	23,289,886	10,771,137
Distributions to shareholders
From net investment income
Class 1	—	—	(5,831,083)	(11,284,532)	(3,317,158)	(2,970,213)
Class NAV	(5,041,096)	(4,954,284)	(17,411,266)	(32,872,675)	(6,436,446)	(6,244,366)
From net realized gain
Class 1	—	—	—	(8,224,740)	—	(176,827)
Class NAV	—	(7,543,866)	—	(23,598,716)	—	(328,395)
Total distributions	(5,041,096)	(12,498,150)	(23,242,349)	(75,980,663)	(9,753,604)	(9,719,801)
From Fund share transactions (Note 6)	26,327,650	(178,177,475)	43,378,739	(48,835,899)	140,889,090	(17,569,700)
Total increase (decrease)	25,848,260	(279,606,728)	11,199,770	(277,448,567)	154,425,372	(16,518,364)

Net assets

Beginning of year	124,826,985	404,433,713	1,147,983,428	1,425,431,995	185,959,819	202,478,183
End of year	$150,675,245	$124,826,985	$1,159,183,198	$1,147,983,428	$340,385,191	$185,959,819

Undistributed net investment income (loss)	$557,898	$3,883,755	$21,019,012	$19,206,932	$1,992,555	$2,169,358

The accompanying notes are an integral part of the financial statements.	376

John Hancock Funds II

Statements of Changes in Net Assets

					Mid Cap
					Growth Index
	Large Cap Fund		Large Cap Value Fund		Fund
	Year ended	Year ended	Year ended	Year ended	Period ended
Increase (decrease) in net assets	8/31/10	8/31/09	8/31/10	8/31/09	8/31/10[1]

From operations
Net investment income (loss)	$2,540,273	$2,738,390	$5,761,559	$8,511,981	$12,068
Net realized gain (loss)	16,145,485	(133,592,748)	27,913,447	(207,961,413)	(2,548,313)
Change in net unrealized appreciation (depreciation)	(9,117,660)	37,572,986	(47,063,137)	18,205,436	(4,579,154)
Increase (decrease) in net assets resulting from
operations	9,568,098	(93,281,372)	(13,388,131)	(181,243,996)	(7,115,399)
Distributions to shareholders
From net investment income
Class 1	(310,523)	(450,141)	(1,120,244)	(1,419,786)	—
Class NAV	(1,826,185)	(4,320,722)	(6,764,574)	(6,469,691)	—
Total distributions	(2,136,708)	(4,770,863)	(7,884,818)	(7,889,477)	—
From Fund share transactions (Note 6)	30,168,627	(64,372,095)	(28,477,984)	(24,060,683)	55,400,782
Total increase (decrease)	37,600,017	(162,424,330)	(49,750,933)	(213,194,156)	48,285,383

Net assets

Beginning of year	227,311,261	389,735,591	516,733,971	729,928,127	—
End of year	$264,911,278	$227,311,261	$466,983,038	$516,733,971	$48,285,383

Undistributed net investment income (loss)	$1,749,195	$1,345,630	$3,695,457	$5,818,716	$12,071

					Mid Cap Value
	Mid Cap Index Fund		Mid Cap Stock Fund		Equity Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/10	8/31/09	8/31/10	8/31/09	8/31/10	8/31/09

From operations
Net investment income (loss)	$5,080,497	$4,692,585	($1,630,513)	$142,374	$1,552,283	$1,380,577
Net realized gain (loss)	9,003,107	(32,183,652)	107,744,480	(217,587,295)	3,816,847	(23,271,648)
Change in net unrealized appreciation (depreciation)	66,781,100	4,671,800	(39,775,453)	50,486,662	8,499,975	16,329,797
Increase (decrease) in net assets resulting from
operations	80,864,704	(22,819,267)	66,338,514	(166,958,259)	13,869,105	(5,561,274)
Distributions to shareholders
From net investment income
Class NAV	(5,711,496)	(3,808,565)	(86,849)	(143,548)	(1,771,675)	(860,608)
From net realized gain
Class NAV	—	(5,520,506)	—	—	—	(2,090,507)
Total distributions	(5,711,496)	(9,329,071)	(86,849)	(143,548)	(1,771,675)	(2,951,115)
From Fund share transactions (Note 6)	(293,365,124)	206,764,941	7,101,748	153,831,922	(25,284,314)	79,929,647
Total increase (decrease)	(218,211,916)	174,616,603	73,353,413	(13,269,885)	(13,186,884)	71,417,258

Net assets

Beginning of year	506,135,723	331,519,120	713,620,870	726,890,755	161,994,523	90,577,265
End of year	$287,923,807	$506,135,723	$786,974,283	$713,620,870	$148,807,639	$161,994,523

Undistributed net investment income (loss)	$2,434,516	$3,031,479	$10,306	($284,416)	$702,650	$902,413

1 Period from 4-30-10 (inception date) to 8-31-10.

The accompanying notes are an integral part of the financial statements.	377

John Hancock Funds II

Statements of Changes in Net Assets

	Mid Cap Value
	Index Fund	Mid Value Fund		Optimized Value Fund
	Period ended	Year ended	Period ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/10[1]	8/31/10	8/31/09[2]	8/31/10[3]	8/31/09

From operations
Net investment income (loss)	$277,641	$6,581,213	$521,177	$4,532,264	$8,481,134
Net realized gain (loss)	(2,607,835)	35,036,960	1,143,738	34,809,113	(244,330,206)
Change in net unrealized appreciation (depreciation)	(5,983,621)	(22,088,585)	45,956,833	(30,743,394)	39,072,929
Increase (decrease) in net assets resulting from
operations	(8,313,815)	19,529,588	47,621,748	8,597,983	(196,776,143)
Distributions to shareholders
From net investment income
Class A	—	—	—	—	(1,531)
Class B	—	—	—	—	(328)
Class C	—	—	—	—	(108)
Class I	—	—	—	—	(180)
Class 1	—	—	—	(939,448)	(1,443,321)
Class NAV	—	(1,845,863)	—	(5,250,993)	(11,271,727)
From net realized gain
Class NAV	—	(8,405,286)	—	—	—
Total distributions	—	(10,251,149)	—	(6,190,441)	(12,717,195)
From Fund share transactions (Note 6)	56,387,008	81,564,974	252,907,183	10,919,735	(256,769,182)
Total increase (decrease)	48,073,193	90,843,413	300,528,931	13,327,277	(466,262,520)

Net assets

Beginning of year	—	300,528,931	—	296,891,534	763,154,054
End of year	$48,073,193	$391,372,344	$300,528,931	$310,218,811	$296,891,534

Undistributed net investment income (loss)	$277,644	$5,369,936	$540,573	$2,697,968	$4,425,782

	Real Estate Equity Fund		Real Estate Securities Fund		Real Return Bond Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/10	8/31/09	8/31/10	8/31/09	8/31/10	8/31/09

From operations
Net investment income (loss)	$3,708,903	$6,419,475	$5,906,873	$2,196,117	$27,276,535	$30,538,634
Net realized gain (loss)	3,642,288	(122,921,206)	24,983,995	(42,980,670)	85,605,502	(49,362,528)
Change in net unrealized appreciation (depreciation)	61,875,003	52,754,191	42,563,646	3,987,543	28,161,532	26,178,052
Increase (decrease) in net assets resulting from
operations	69,226,194	(63,747,540)	73,454,514	(36,797,010)	141,043,569	7,354,158
Distributions to shareholders
From net investment income
Class 1	—	—	(3,702,351)	(2,120,378)	(2,516,836)	(1,623,687)
Class NAV	(5,771,107)	(6,680,797)	—	—	(41,589,642)	(26,198,106)
From net realized gain
Class 1	—	—	—	(761,479)	—	(5,295,910)
Class NAV	—	(322,646)	—	—	—	(83,622,785)
Total distributions	(5,771,107)	(7,003,443)	(3,702,351)	(2,881,857)	(44,106,478)	(116,740,488)
From Fund share transactions (Note 6)	33,199,850	15,115,547	206,891,051	2,320,825	(129,359,907)	362,227,633
Total increase (decrease)	96,654,937	(55,635,436)	276,643,214	(37,358,042)	(32,422,816)	252,841,303

Net assets

Beginning of year	208,710,071	264,345,507	75,151,114	112,509,156	1,118,107,760	865,266,457
End of year	$305,365,008	$208,710,071	$351,794,328	$75,151,114	$1,085,684,944	$1,118,107,760

Undistributed net investment income (loss)	$992,999	$3,112,521	$3,452,662	$1,095,405	$17,416,707	$15,759,815

1 Period from 4-30-10 (inception date) to 8-31-10.
2 Period from 1-2-09 (inception date) to 8-31-09.
3 Class A, B, C and I shares were terminated on 12-11-09.

The accompanying notes are an integral part of the financial statements.	378

John Hancock Funds II

Statements of Changes in Net Assets

	Short Term Government
	Income Fund		Small Cap Growth Fund
	Year ended	Period ended	Year ended	Period ended
Increase (decrease) in net assets	8/31/10	8/31/09[2]	8/31/10	8/31/09[3]

From operations
Net investment income (loss)	$988,290	$192,199	($947,835)	($543,276)
Net realized gain (loss)	977,944	18,595	26,287,621	(11,307,366)
Change in net unrealized appreciation (depreciation)	2,159,935	38,510	(18,885,643)	23,011,053
Increase (decrease) in net assets resulting from operations	4,126,169	249,304	6,454,143	11,160,411
Distributions to shareholders
From net investment income
Class NAV	(1,433,787)	—	—	—
From net realized gain
Class NAV	(48,663)	—	—	—
Total distributions	(1,482,450)	—	—	—
From Fund share transactions (Note 6)	108,667,206	24,552,014	20,552,374	110,680,420
Total increase (decrease)	111,310,925	24,801,318	27,006,517	121,840,831

Net assets

Beginning of year	24,801,318	—	121,840,831	—
End of year	$136,112,243	$24,801,318	$148,847,348	$121,840,831

Undistributed net investment income (loss)	$598,590	$192,199	—	—

			Small Cap
	Small Cap Index Fund		Opportunities Fund
	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/10	8/31/09	8/31/10	8/31/09

From operations
Net investment income (loss)	$940,552	$1,441,318	($32,886)	$575,968
Net realized gain (loss)	16,217,737	(43,432,664)	8,249,056	(30,676,510)
Change in net unrealized appreciation (depreciation)	(7,996,722)	22,914,711	(3,820,809)	10,578,240
Increase (decrease) in net assets resulting from operations	9,161,567	(19,076,635)	4,395,361	(19,522,302)
Distributions to shareholders
From net investment income
Class 1	—	—	(70,639)	(644,449)
Class NAV	(1,405,466)	(1,183,230)	(115,688)	(1,156,381)
From net realized gain
Class NAV	—	(2,172,703)	—	—
Total distributions	(1,405,466)	(3,355,933)	(186,327)	(1,800,830)
From Fund share transactions (Note 6)	(37,786,621)	(2,659,270)	50,257,008	(2,752,832)
Total increase (decrease)	(30,030,520)	(25,091,838)	54,466,042	(24,075,964)

Net assets

Beginning of year	100,305,141	125,396,979	98,286,970	122,362,934
End of year	$70,274,621	$100,305,141	$152,753,012	$98,286,970

Undistributed net investment income (loss)	$469,239	$929,719	($34,557)	$76,712

1 Period from 4-29-10 (inception date) to 8-31-10.
2 Period from 1-2-09 (inception date) to 8-31-09.
3 Period from 9-10-08 (inception date) to 8-31-09.

The accompanying notes are an integral part of the financial statements.	379

John Hancock Funds II

Statements of Changes in Net Assets

			Small Company		Small Company
	Small Cap Value Fund		Growth Fund		Value Fund
	Year ended	Period ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/10	8/31/09[1]	8/31/10	8/31/09	8/31/10	8/31/09

From operations
Net investment income (loss)	$418,612	$71,128	($427,968)	($291,321)	$1,823,427	$3,089,057
Net realized gain (loss)	5,284,084	284,407	9,026,125	(31,275,400)	4,315,162	(64,645,610)
Change in net unrealized appreciation (depreciation)	2,594,197	11,261,417	5,081,306	(2,600,260)	9,986,122	(43,257,937)
Increase (decrease) in net assets resulting from
operations	8,296,893	11,616,952	13,679,463	(34,166,981)	16,124,711	(104,814,490)
Distributions to shareholders
From net investment income
Class 1	—	—	—	—	(926,808)	(705,825)
Class NAV	(361,933)	—	—	—	(2,675,344)	(2,552,856)
From net realized gain
Class 1	—	—	—	—	—	(1,898,513)
Class NAV	(1,190,204)	—	—	—	—	(6,341,535)
Tax return of capital
Class NAV	—	—	(132,484)	—	—	—
Total distributions	(1,552,137)	—	(132,484)	—	(3,602,152)	(11,498,729)
From Fund share transactions (Note 6)	44,826,898	67,774,027	(19,835,840)	(12,539,071)	(27,580,288)	(72,321,420)
Total increase (decrease)	51,571,654	79,390,979	(6,288,861)	(46,706,052)	(15,057,729)	(188,634,639)

Net assets

Beginning of year	79,390,979	—	121,932,032	168,638,084	363,150,999	551,785,638
End of year	$130,962,633	$79,390,979	$115,643,171	$121,932,032	$348,093,270	$363,150,999

Undistributed net investment income (loss)	$132,598	$71,159	—	—	$938,401	$1,734,451

	Smaller Company
	Growth Fund		Spectrum Income Fund		Strategic Bond Fund
	Year ended	Period ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/10	8/31/09[2]	8/31/10	8/31/09	8/31/10	8/31/09

From operations
Net investment income (loss)	($747,516)	($501,207)	$39,773,049	$45,382,780	$13,852,993	$26,723,406
Net realized gain (loss)	32,930,098	(7,374,777)	22,271,277	(53,869,988)	7,628,580	(8,268,841)
Change in net unrealized appreciation (depreciation)	(21,915,822)	25,247,466	25,261,578	34,007,086	35,441,301	(3,351,463)
Increase (decrease) in net assets resulting from
operations	10,266,760	17,371,482	87,305,904	25,519,878	56,922,874	15,103,102
Distributions to shareholders
From net investment income
Class 1	—	—	—	—	(2,966,462)	(2,069,660)
Class NAV	—	—	(42,165,410)	(51,188,074)	(20,354,281)	(24,442,301)
From net realized gain
Class NAV	—	—	—	(6,910,163)	—	—
Total distributions	—	—	(42,165,410)	(58,098,237)	(23,320,743)	(26,511,961)
From Fund share transactions (Note 6)	(53,153,249)	141,102,419	(109,222,241)	(131,930,129)	(337,138,533)	973,826
Total increase (decrease)	(42,886,489)	158,473,901	(64,081,747)	(164,508,488)	(303,536,402)	(10,435,033)

Net assets

Beginning of year	158,473,901	—	900,811,433	1,065,319,921	497,359,866	507,794,899
End of year	$115,587,412	$158,473,901	$836,729,686	$900,811,433	$193,823,464	$497,359,866

Undistributed net investment income (loss)	—	—	$12,858,233	$7,645,068	$4,757,148	$10,874,264

1 Period from 12-16-08 (inception date) to 8-31-09.
2 Period from 10-7-08 (inception date) to 8-31-09.

The accompanying notes are an integral part of the financial statements.	380

John Hancock Funds II

Statements of Changes in Net Assets

	Total Bond Market Fund		Total Return Fund		U.S. High Yield Bond Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/10	8/31/09	8/31/10	8/31/09	8/31/10	8/31/09

From operations
Net investment income (loss)	$18,924,802	$13,191,429	$41,207,013	$59,085,164	$61,529,361	$49,941,755
Net realized gain (loss)	4,288,965	8,620,296	164,252,596	53,438,534	19,865,815	(26,443,442)
Change in net unrealized appreciation (depreciation)	21,565,645	16,613,374	31,062,618	60,239,665	38,112,880	22,459,071
Increase (decrease) in net assets resulting from
operations	44,779,412	38,425,099	236,522,227	172,763,363	119,508,056	45,957,384
Distributions to shareholders
From net investment income
Class 1	—	—	(8,375,955)	(8,616,623)	(3,412,154)	(1,205,635)
Class NAV	(19,836,600)	(11,485,817)	(55,235,186)	(70,323,046)	(59,831,871)	(43,524,775)
From net realized gain
Class 1	—	—	(3,091,691)	(11,365,707)	—	—
Class NAV	(8,065,365)	(304,093)	(20,383,404)	(86,535,514)	—	—
Total distributions	(27,901,965)	(11,789,910)	(87,086,236)	(176,840,890)	(63,244,025)	(44,730,410)
From Fund share transactions (Note 6)	60,432,361	360,251,044	250,317,435	(55,163,845)	(84,569,257)	246,718,372
Total increase (decrease)	77,309,808	386,886,233	399,753,426	(59,241,372)	(28,305,226)	247,945,346

Net assets

Beginning of year	446,532,144	59,645,911	1,780,701,057	1,839,942,429	777,185,486	529,240,140
End of year	$523,841,952	$446,532,144	$2,180,454,483	$1,780,701,057	$748,880,260	$777,185,486

Undistributed net investment income (loss)	$3,661,336	$3,059,919	$44,361,478	$31,549,313	$10,803,370	$12,323,026

					Value &
	U.S. Multi Sector Fund		Value Fund		Restructuring Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/10	8/31/09	8/31/10	8/31/09	8/31/10	8/31/09

From operations
Net investment income (loss)	$12,910,597	$11,148,367	$1,359,337	$522,742	$8,657,686	$7,351,498
Net realized gain (loss)	(3,588,351)	(124,471,332)	15,998,222	(6,718,871)	(16,841,332)	(129,630,032)
Change in net unrealized appreciation (depreciation)	6,798,483	11,455,528	(4,231,351)	16,475,939	44,773,630	(2,223,386)
Increase (decrease) in net assets resulting from
operations	16,120,729	(101,867,437)	13,126,208	10,279,810	36,589,984	(124,501,920)
Distributions to shareholders
From net investment income
Class NAV	(12,428,759)	(14,280,412)	(976,292)	(228,535)	(7,347,600)	(5,685,628)
Total distributions	(12,428,759)	(14,280,412)	(976,292)	(228,535)	(7,347,600)	(5,685,628)
From Fund share transactions (Note 6)	28,126,520	81,571,831	10,978,308	86,144,497	(40,182,103)	76,111,651
Total increase (decrease)	31,818,490	(34,576,018)	23,128,224	96,195,772	(10,939,719)	(54,075,897)

Net assets

Beginning of year	869,905,562	904,481,580	122,078,708	25,882,936	514,120,768	568,196,665
End of year	$901,724,052	$869,905,562	$145,206,932	$122,078,708	$503,181,049	$514,120,768

Undistributed net investment income (loss)	$8,350,770	$7,868,932	$796,087	$411,804	$5,564,181	$5,014,623

The accompanying notes are an integral part of the financial statements.	381

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net real-
			ized and								Net	Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset		assets,	before	including	Net
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	end of	reductions	reductions	investment	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	period	and amounts	and amounts	income	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	(in millions)	recaptured (%)	recaptured (%)	(loss) (%)	(%)

Active Bond Fund
CLASS 1

08-31-2010	9.30	0.51	0.92	1.43	(0.52)	—	—	(0.52)	10.21	15.88[2,3]	43	0.69	0.69	5.26	75
08-31-2009	9.12	0.52	0.20	0.72	(0.51)	(0.03)	—	(0.54)	9.30	8.68[2]	33	0.71	0.71	6.10	90[4]
08-31-2008	9.54	0.47	(0.40)	0.07	(0.49)	—	—	(0.49)	9.12	0.72[2]	33	0.72	0.72	4.97	133[4]
08-31-2007	9.60	0.47	(0.06)	0.41	(0.47)	—[5]	—	(0.47)	9.54	4.38[2]	36	0.73	0.73	4.92	165[4]
08-31-2006[6]	9.61	0.36	(0.11)	0.25	(0.26)	—	—	(0.26)	9.60	2.68[2,7]	37	0.79[8]	0.79[8]	4.27[8]	406

CLASS NAV

08-31-2010	9.30	0.52	0.91	1.43	(0.53)	—	—	(0.53)	10.20	15.83[2,3]	788	0.64	0.64	5.30	75
08-31-2009	9.12	0.52	0.20	0.72	(0.51)	(0.03)	—	(0.54)	9.30	8.73[2]	540	0.66	0.66	6.15	90[4]
08-31-2008	9.53	0.47	(0.38)	0.09	(0.50)	—	—	(0.50)	9.12	0.88[2]	554	0.67	0.67	5.02	133[4]
08-31-2007	9.60	0.48	(0.07)	0.41	(0.48)	—[5]	—	(0.48)	9.53	4.34[2]	523	0.68	0.68	4.99	165[4]
08-31-2006[6]	9.58	0.35	(0.06)	0.29	(0.27)	—	—	(0.27)	9.60	3.09[2,7]	399	0.70[8]	0.70[8]	4.30[8]	406

1. Based on the average daily shares outstanding. 2. Assumes dividend reinvestment (if applicable). 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. The Portfolio turnover rates, including the effect of “TBA” (to be announced) securities for the periods ended, were as follows: 154% for 8-31-09, 255% for 8-31-08 and 299% for 8-31-07. The year ended 8-31-06 includes the effect of TBA transactions. 5. Less than ($0.005) per share. 6. The inception dates for Class 1 and Class NAV shares are
10-15-05 and 10-27-05, respectively. 7. Not annualized. 8. Annualized.

All Cap Core Fund
CLASS NAV

08-31-2010	7.21	0.08	(0.02)	0.06	(0.09)	—	—	(0.09)	7.18	0.73[2,3]	516	0.81	0.81	1.01	196
08-31-2009	9.22	0.10	(1.98)	(1.88)	(0.13)	—[4]	—	(0.13)	7.21	(20.07)[2]	472	0.83	0.83	1.52	186[5]
08-31-2008	11.06	0.11	(1.31)	(1.20)	(0.13)	(0.51)	—	(0.64)	9.22	(11.50)[2]	711	0.80	0.80	1.14	239
08-31-2007	9.92	0.12	1.06	1.18	(0.03)	(0.01)	—	(0.04)	11.06	11.93[2]	477	0.83	0.83	1.12	244
08-31-2006[6]	10.00	0.05	(0.13)	(0.08)	—	—	—	—	9.92	(0.80)[2,7]	284	0.84[8]	0.84[8]	1.42[8]	86

1. Based on the average daily shares outstanding. 2. Assumes dividend reinvestment (if applicable). 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Less than ($0.005) per share. 5. The portfolio turnover rate for the year ended 8-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 6. The inception date for Class NAV shares is 4-28-06. 7. Not annualized. 8. Annualized.

All Cap Value Fund
CLASS 1

08-31-2010	9.28	0.03	0.50	0.53	(0.03)	—	—	(0.03)	9.78	5.70[2,3]	83	0.92	0.92	0.25	86
08-31-2009	11.19	0.06	(1.72)	(1.66)	(0.06)	(0.19)	—	(0.25)	9.28	(14.42)[2]	84	0.96	0.96	0.67	75[4]
08-31-2008	17.26	0.09	(0.50)	(0.41)	(0.21)	(5.45)	—	(5.66)	11.19	(4.62)[2]	25	0.97	0.97	0.73	76
08-31-2007	15.84	0.14	1.82	1.96	(0.12)	(0.42)	—	(0.54)	17.26	12.64[2]	26	0.97	0.97	0.82	82
08-31-2006[5]	13.84	0.11	1.91	2.02	(0.02)	—	—	(0.02)	15.84	14.64[2,6,7]	21	0.94[8]	0.94[8]	0.80[8]	48

CLASS NAV

08-31-2010	9.24	0.03	0.50	0.53	(0.03)	—	—	(0.03)	9.74	5.77[2,3]	339	0.87	0.87	0.32	86
08-31-2009	11.14	0.04	(1.68)	(1.64)	(0.07)	(0.19)	—	(0.26)	9.24	(14.34)[2]	264	0.91	0.91	0.48	75[4]
08-31-2008	17.21	0.10	(0.50)	(0.40)	(0.22)	(5.45)	—	(5.67)	11.14	(4.57)[2]	69	0.92	0.92	0.78	76
08-31-2007	15.80	0.15	1.81	1.96	(0.13)	(0.42)	—	(0.55)	17.21	12.62[2]	70	0.88	0.88	0.93	82
08-31-2006[5]	13.80	0.12	1.91	2.03	(0.03)	—	—	(0.03)	15.80	14.69[2,6,7]	195	0.89[8]	0.89[8]	0.88[8]	48

1. Based on the average daily shares outstanding. 2. Assumes dividend reinvestment (if applicable). 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. The portfolio turnover rate for the year ended 8-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 5. The inception date for Class 1 and Class NAV shares is 10-15-05. 6. The Adviser/Subadviser voluntarily paid Class 1 and Class NAV $46,991 and
$410,290, respectively, for a potential lost investment opportunity. Excluding these payments, the total return would have been 14.38% for Class 1 and 14.45% for Class NAV. 7. Not annualized. 8. Annualized.

Alpha Opportunities Fund
CLASS NAV

08-31-2010	10.87	0.03	0.58	0.61	(0.06)	(1.07)	—	(1.13)	10.35	5.01[2,3]	1,113	1.04	1.04	0.28	171
08-31-2009[4]	10.00	0.03	0.85	0.88	(0.01)	—	—	(0.01)	10.87	8.80[3,5]	671	1.08[6]	1.08[6]	0.42[6]	202[7]

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the periods shown. 3. Assumes dividend reinvestment (if applicable). 4. The inception date for Class NAV shares is 10-7-08. 5. Not annualized. 6. Annualized. 7. The portfolio turnover rate for the year ended 8-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

The accompanying notes are an integral part of the financial statements.	382

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net real-
			ized and								Net	Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset		assets,	before	including	Net
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	end of	reductions	reductions	investment	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	period	and amounts	and amounts	income	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	(in millions)	recaptured (%)	recaptured (%)	(loss) (%)	(%)

Alternative Asset Allocation Fund
CLASS A

08-31-2010	12.82	0.44[2,10]	1.10	1.54	(0.47)	(0.17)	—	(0.64)	13.72	12.12[3,4,9]	1	5.03	0.71[5]	3.25[2,10]	9
08-31-2009[6]	10.00	0.10[2]	2.72	2.82	—	—	—	—	12.82	28.20[3,4,7,9]	1	6.78[8]	0.55[5,8]	1.33[2,8]	1

1. Based on the average daily shares outstanding. 2. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown.
5. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Fund. The range of expense ratios of the underlying funds held by the Fund was as follows: 0.70% to 1.17% for 8-31-10 and 0.71% to 1.18% for 8-31-09. 6. The inception date for Class A shares is 1-2-09. 7. Not annualized. 8. Annualized. 9. Does not reflect the effect of sales charges, if any. 10. All expenses have been annualized except Tax expense which was 0.01% of average net assets. This expense decreased the net investment income (loss) by $0.01 and the net investment income (loss) ratio by 0.05%.

Blue Chip Growth Fund
CLASS 1

08-31-2010	15.60	—[9]	0.73	0.73	(0.02)	—	—	(0.02)	16.31	4.65[2,3]	405	0.88	0.84	0.03	49
08-31-2009	19.07	0.03	(3.46)	(3.43)	(0.04)	—	—	(0.04)	15.60	(17.95)[2,3]	153	0.90	0.87	0.19	59[4]
08-31-2008	20.98	0.05	(1.78)	(1.73)	(0.08)	(0.10)	—	(0.18)	19.07	(8.35)[2,3]	192	0.89	0.86	0.26	44
08-31-2007	17.82	0.08[5]	3.17	3.25	(0.09)	—	—	(0.09)	20.98	18.28[2,3]	204	0.89	0.86	0.39[5]	33
08-31-2006[6]	16.53	0.08	1.22	1.30	(0.01)	—	—	(0.01)	17.82	7.88[2,3,7]	185	0.90[8]	0.88[8]	0.51[8]	28

CLASS NAV

08-31-2010	15.59	0.01	0.72	0.73	(0.02)	—	—	(0.02)	16.30	4.70[2,3]	1,460	0.83	0.79	0.05	49
08-31-2009	19.06	0.03	(3.45)	(3.42)	(0.05)	—	—	(0.05)	15.59	(17.90)[2,3]	1,262	0.85	0.82	0.25	59[4]
08-31-2008	20.97	0.06	(1.78)	(1.72)	(0.09)	(0.10)	—	(0.19)	19.06	(8.31)[2,3]	1,850	0.84	0.81	0.29	44
08-31-2007	17.80	0.09[5]	3.17	3.26	(0.09)	—	—	(0.09)	20.97	18.37[2,3]	1,483	0.84	0.81	0.44[5]	33
08-31-2006[6]	16.51	0.09	1.22	1.31	(0.02)	—	—	(0.02)	17.80	7.90[2,3,7]	1,088	0.85[8]	0.83[8]	0.58[8]	28

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the periods shown. 3. Assumes dividend reinvestment (if applicable). 4. The portfolio turnover rate for the year ended 8-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 5. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Fund which amounted to the following amounts: $0.04 for Class 1 and Class NAV. Percentage of average net assets was 0.18% for Class 1 and Class NAV. 6. The inception date for
Class 1 and Class NAV shares is 10-15-05. 7. Not annualized. 8. Annualized. 9. Less than $0.005 per share.

Capital Appreciation Fund
CLASS 1

08-31-2010	8.84	0.02	0.27	0.29	(0.02)	—	—	(0.02)	9.11	3.27[2,3]	321	0.79	0.79	0.19	73
08-31-2009	10.14	0.02	(1.28)	(1.26)	(0.04)	—	—	(0.04)	8.84	(12.37)[2]	53	0.81	0.81	0.32	78[4]
08-31-2008	10.79	0.04	(0.66)	(0.62)	(0.03)	—	—	(0.03)	10.14	(5.80)[2]	61	0.80	0.80	0.34	85
08-31-2007	9.44	0.03	1.33	1.36	(0.01)	—	—	(0.01)	10.79	14.43[2]	66	0.81	0.81	0.27	63
08-31-2006[5]	9.20	0.01	0.23	0.24	—	—	—	—	9.44	2.61[2,6]	68	0.88[7]	0.88[7]	0.10[7]	57

CLASS NAV

08-31-2010	8.85	0.02	0.28	0.30	(0.03)	—	—	(0.03)	9.12	3.31[2,3]	1,194	0.74	0.74	0.20	73
08-31-2009	10.16	0.03	(1.30)	(1.27)	(0.04)	—	—	(0.04)	8.85	(12.39)[2]	1,091	0.76	0.76	0.36	78[4]
08-31-2008	10.80	0.04	(0.65)	(0.61)	(0.03)	—	—	(0.03)	10.16	(5.65)[2]	973	0.75	0.75	0.41	85
08-31-2007	9.45	0.04	1.32	1.36	(0.01)	—	—	(0.01)	10.80	14.42[2]	586	0.76	0.76	0.34	63
08-31-2006[5]	9.20	0.01	0.24	0.25	—	—	—	—	9.45	2.72[2,6]	393	0.83[7]	0.83[7]	0.15[7]	57

1. Based on the average daily shares outstanding. 2. Assumes dividend reinvestment (if applicable). 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. The portfolio turnover rate for the year ended 8-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 5. The inception date for Class 1 and Class NAV shares is 10-15-05. 6. Not annualized. 7. Annualized.

Core Bond Fund
CLASS 1

08-31-2010	13.09	0.41	0.86	1.27	(0.51)	(0.09)	—	(0.60)	13.76	9.99[2,3]	14	0.69	0.69	3.09	496[4]
08-31-2009	12.59	0.52	0.65	1.17	(0.57)	(0.10)	—	(0.67)	13.09	9.71[2]	10	0.76	0.76	4.20	571[4]
08-31-2008	12.51	0.56	0.11	0.67	(0.59)	—	—	(0.59)	12.59	5.43[2]	4	0.80	0.80	4.46	395[4]
08-31-2007	12.52	0.58	(0.02)	0.56	(0.57)	—[5]	—	(0.57)	12.51	4.60[2]	2	0.82	0.82	4.67	313[4]
08-31-2006[6]	12.51	0.47	(0.12)	0.35	(0.34)	—	—	(0.34)	12.52	2.86[2,7]	1	0.88[8]	0.88[8]	4.39[8]	436

CLASS NAV

08-31-2010	13.07	0.41	0.87	1.28	(0.51)	(0.09)	—	(0.60)	13.75	10.13[2,3]	564	0.64	0.64	3.11	496[4]
08-31-2009	12.58	0.53	0.63	1.16	(0.57)	(0.10)	—	(0.67)	13.07	9.69[2]	411	0.71	0.71	4.29	571[4]
08-31-2008	12.50	0.57	0.10	0.67	(0.59)	—	—	(0.59)	12.58	5.49[2]	267	0.75	0.75	4.51	395[4]
08-31-2007	12.51	0.59	(0.02)	0.57	(0.58)	—[5]	—	(0.58)	12.50	4.67[2]	267	0.77	0.77	4.71	313[4]
08-31-2006[6]	12.50	0.46	(0.11)	0.35	(0.34)	—	—	(0.34)	12.51	2.90[2,7]	197	0.83[8]	0.83[8]	4.24[8]	436

1. Based on the average daily shares outstanding. 2. Assumes dividend reinvestment (if applicable). 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows: 850% for 8-31-10, 1,220% for 8-31-09, 807%
for 8-31-08 and 623% for 8-31-07. The year ended 8-31-06 includes the effect of TBA transactions. 5. Less than ($0.005) per share. 6. The inception date for Class 1 and Class NAV shares is 10-15-05. 7. Not annualized. 8. Annualized.

The accompanying notes are an integral part of the financial statements.	383

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net real-
			ized and								Net	Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset		assets,	before	including	Net
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	end of	reductions	reductions	investment	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	period	and amounts	and amounts	income	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	(in millions)	recaptured (%)	recaptured (%)	(loss) (%)	(%)

Core Diversified Growth & Income Portfolio
CLASS 1

08-31-2010	8.50	0.20[2]	0.37	0.57	(0.19)	(0.04)	—	(0.23)	8.84	6.62[3,4]	23	0.30	0.11[5]	2.24[2]	58
08-31-2009	9.75	0.25[2]	(1.39)[6]	(1.14)	(0.11)	—	—	(0.11)	8.50	(11.47)[3,4]	12	1.04	0.06[5]	3.08[2]	6
08-31-2008[7]	10.00	0.02[2]	(0.27)	(0.25)	—	—	—	—	9.75	(2.50)[3,8]	1	15.51[9]	0.08[5,9]	1.43[2,9]	—[10]

1. Based on the average daily shares outstanding. 2. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown.
5. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.35% – 0.56%, 0.37% – 0.79% and 0.32% – 0.71% for the years ended 8-31-10, 8-31-09 and 8-31-08. 6. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. 7. The inception date for Class 1 shares is 7-1-08. 8. Not annualized. 9. Annualized. 10. Less than 1%.

Core Fundamental Holdings Portfolio
CLASS 1

08-31-2010	8.77	0.22[2]	0.38	0.60	(0.22)	(0.06)	—	(0.28)	9.09	6.83[3,4]	12	0.47	0.11[5]	2.44[2]	69
08-31-2009	9.78	0.26[2]	(1.13)[6]	(0.87)	(0.14)	—	—	(0.14)	8.77	(8.64)[3,4]	8	1.42	0.06[5]	3.12[2]	17
08-31-2008[7]	10.00	0.04[2]	(0.26)	(0.22)	—	—	—	—	9.78	(2.20)[8]	1	15.48[9]	0.08[5,9]	2.21[2,9]	—[10]

1. Based on the average daily shares outstanding. 2. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Assumes dividend reinvestment (if applicable).
5. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.35% – 0.56%, 0.37% – 0.51% and 0.32% – 0.50% for the years ended 8-31-10, 8-31-09 and 8-31-08. 6. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. 7. The inception date for Class 1 shares is 7-1-08. 8. Not annualized. 9. Annualized. 10. Less than 1%.

Core Global Diversification Portfolio
CLASS 1

08-31-2010	8.54	0.20[2]	0.39	0.59	(0.19)	(0.04)	—	(0.23)	8.90	6.91[3,4]	24	0.33	0.11[5]	2.26[2]	60
08-31-2009	9.51	0.26[2]	(1.07)[6]	(0.81)	(0.16)	—	—	(0.16)	8.54	(8.11)[3]	8	1.55	0.06[5]	3.33[2]	11
08-31-2008[7]	10.00	0.03[2]	(0.52)	(0.49)	—	—	—	—	9.51	(4.90)[3,8]	1	15.70[9]	0.08[5,9]	1.92[2,9]	—[10]

1. Based on the average daily shares outstanding. 2. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown.
5. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.35% – 0.56%, 0.37% – 0.79% and 0.33% – 0.71% for the years ended 8-31-10, 8-31-09 and 8-31-08. 6. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. 7. The inception date for Class 1 shares is 7-1-08. 8. Not annualized. 9. Annualized. 10. Less than 1%.

Emerging Markets Debt Fund
CLASS A

08-31-2010[2]	10.00	0.34	0.58	0.92	(0.38)	—	—	(0.38)	10.54	9.36[3,4,5,7]	13	1.85[6]	1.25[6]	5.09[6]	112

CLASS I

08-31-2010[2]	10.00	0.36	0.58	0.94	(0.40)	—	—	(0.40)	10.54	9.62[3,4,5]	3	1.51[6]	0.88[6]	5.47[6]	112

1. Based on the average daily shares outstanding. 2. The inception date for Class A and Class I shares is 1-4-10. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized. 7. Does not reflect the effect of sales charges, if any.

Emerging Markets Value Fund
CLASS NAV

08-31-2010	9.09	0.08	1.77	1.85	(0.08)	(0.04)	—	(0.12)	10.82	20.43[2,3]	1,590	1.08	1.08	0.81	29
08-31-2009	9.47	0.10	(0.19)	(0.09)	(0.16)	(0.13)	—	(0.29)	9.09	1.07[2]	1,037	1.07	1.07	1.39	32[4]
08-31-2008	11.02	0.24	(1.59)	(1.35)	(0.10)	(0.10)	—	(0.20)	9.47	(12.61)[2]	577	1.08	1.08	2.11	13
08-31-2007[5]	10.00	0.08	0.94	1.02	—	—	—	—	11.02	10.20[6]	482	1.10[7]	1.10[7]	2.14[7]	2

1. Based on the average daily shares outstanding. 2. Assumes dividend reinvestment (if applicable). 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. The portfolio turnover rate for the year ended 8-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 5. The inception date for Class NAV shares is 5-1-07. 6. Not annualized. 7. Annualized.

The accompanying notes are an integral part of the financial statements.	384

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net real-
			ized and								Net	Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset		assets,	before	including	Net
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	end of	reductions	reductions	investment	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	period	and amounts	and amounts	income	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	(in millions)	recaptured (%)	recaptured (%)	(loss) (%)	(%)

Equity-Income Fund
CLASS 1

08-31-2010	11.85	0.23	0.21	0.44	(0.24)	—	—	(0.24)	12.05	3.66[2,3]	140	0.89	0.86	1.84	13
08-31-2009	16.11	0.29	(3.04)	(2.75)	(0.38)	(1.13)	—	(1.51)	11.85	(15.65)[2,3]	139	0.91	0.88	2.73	46[4]
08-31-2008	19.52	0.36	(2.52)	(2.16)	(0.32)	(0.93)	—	(1.25)	16.11	(11.83)[2,3]	163	0.89	0.86	2.06	30
08-31-2007	18.13	0.33	2.22	2.55	(0.30)	(0.86)	—	(1.16)	19.52	14.37[2,3]	212	0.89	0.86	1.70	20
08-31-2006[5]	16.03	0.26	1.90	2.16	(0.06)	—	—	(0.06)	18.13	13.52[2,3,6]	183	0.90[7]	0.89[7]	1.68[7]	39

CLASS NAV

08-31-2010	11.83	0.24	0.22	0.46	(0.25)	—	—	(0.25)	12.04	3.80[2,3]	981	0.84	0.81	1.94	13
08-31-2009	16.10	0.29	(3.04)	(2.75)	(0.39)	(1.13)	—	(1.52)	11.83	(15.68)[2,3]	633	0.86	0.83	2.77	46[4]
08-31-2008	19.51	0.37	(2.52)	(2.15)	(0.33)	(0.93)	—	(1.26)	16.10	(11.79)[2,3]	774	0.84	0.81	2.14	30
08-31-2007	18.11	0.34	2.22	2.56	(0.30)	(0.86)	—	(1.16)	19.51	14.46[2,3]	711	0.84	0.81	1.75	20
08-31-2006[5]	16.01	0.27	1.89	2.16	(0.06)	—	—	(0.06)	18.11	13.54[2,3,6]	535	0.85[7]	0.84[7]	1.75[7]	39

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the periods shown. 3. Assumes dividend reinvestment (if applicable). 4. The portfolio turnover rate for the year ended 8-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 5. The inception date for Class 1 and Class NAV shares is 10-15-05. 6. Not annualized. 7. Annualized.

Fundamental Value Fund
CLASS NAV

08-31-2010	12.29	0.09	0.39	0.48	(0.11)	—	—	(0.11)	12.66	3.86[2,6]	1,348	0.80	0.80	0.71	26
08-31-2009	15.35	0.13	(3.03)	(2.90)	(0.16)	—	—	(0.16)	12.29	(18.75)[2]	1,299	0.81	0.81	1.19	36[7]
08-31-2008	17.56	0.15	(2.03)	(1.88)	(0.18)	(0.15)	—	(0.33)	15.35	(10.93)[2]	1,533	0.80	0.80	0.93	14
08-31-2007	15.83	0.21	1.86	2.07	(0.13)	(0.21)	—	(0.34)	17.56	13.12[2]	946	0.80	0.80	1.21	6
08-31-2006[3]	14.31	0.13	1.42	1.55	(0.03)	—	—	(0.03)	15.83	10.87[2,4]	695	0.81[5]	0.81[5]	1.00[5]	8

1. Based on the average daily shares outstanding. 2. Assumes dividend reinvestment (if applicable). 3. The inception date for Class NAV shares is 10-15-05. 4. Not annualized.
5. Annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. The portfolio turnover rate for the year ended 8-31-10 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

Global Agribusiness Fund
CLASS A

08-31-2010	11.41	0.08	0.62	0.70	(0.11)	(0.05)	—	(0.16)	11.95	6.19[2,3,7]	1	4.27	1.45	0.70	91
08-31-2009[4]	10.00	0.04	1.41	1.45	(0.04)	—	—	(0.04)	11.41	14.52[2,3,5,7]	1	4.72[6]	1.45[6]	0.58[6]	84

CLASS I

08-31-2010	11.43	0.13	0.63	0.76	(0.14)	(0.05)	—	(0.19)	12.00	6.67[2,3]	1	3.94	1.00	1.15	91
08-31-2009[4]	10.00	0.07	1.41	1.48	(0.05)	—	—	(0.05)	11.43	14.84[2,3,5]	1	4.42[6]	1.00[6]	1.03[6]	84

1. Based on the average daily shares outstanding. 2. Assumes dividend reinvestment (if applicable). 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. The inception date for Class A and Class I shares is 1-2-09. 5. Not annualized. 6. Annualized. 7. Does not reflect the effect of sales charges, if any.

Global Bond Fund
CLASS 1

08-31-2010	12.41	0.28	1.18	1.46	(1.09)	—	—	(1.09)	12.78	12.42[2,3]	76	0.86	0.86	2.31	511
08-31-2009	15.05	0.47	0.02	0.49	(1.90)	(1.23)	—	(3.13)	12.41	6.02[2]	59	0.87	0.87	3.98	448[4]
08-31-2008	14.81	0.67	0.47	1.14	(0.78)	(0.12)	—	(0.90)	15.05	7.73[2]	74	0.88	0.88	4.28	975[4]
08-31-2007	14.83	0.53	(0.04)[5]	0.49	(0.35)	(0.16)	—	(0.51)	14.81	3.40[2]	42	0.86[6]	0.86[6]	3.64	272[4]
08-31-2006[7]	14.56	0.44	(0.08)[5]	0.36	(0.09)	—	—	(0.09)	14.83	2.46[2,8]	41	0.84[9]	0.84[9]	3.42[9]	248

CLASS NAV

08-31-2010	12.39	0.29	1.17	1.46	(1.09)	—	—	(1.09)	12.76	12.45[2,3]	730	0.81	0.81	2.35	511
08-31-2009	15.02	0.47	0.03	0.50	(1.90)	(1.23)	—	(3.13)	12.39	6.14[2]	586	0.82	0.82	4.00	448[4]
08-31-2008	14.78	0.68	0.47	1.15	(0.79)	(0.12)	—	(0.91)	15.02	7.81[2]	509	0.83	0.83	4.37	975[4]
08-31-2007	14.79	0.54	(0.03)[5]	0.51	(0.36)	(0.16)	—	(0.52)	14.78	3.51[2]	754	0.81[6]	0.81[6]	3.68	272[4]
08-31-2006[7]	14.52	0.45	(0.09)[5]	0.36	(0.09)	—	—	(0.09)	14.79	2.48[2,8]	554	0.79[9]	0.79[9]	3.56[9]	248

1. Based on the average daily shares outstanding. 2. Assumes dividend reinvestment (if applicable). 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. The Portfolio turnover rates including the effect of “TBA” (to be announced) transactions for the periods ended were as follows: 735% for the year ended 8-31-2009,
1,190% for the year ended 8-31-2008 and 914% for the year ended 8-31-2007. 5. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. 6. Includes interest and fees on inverse floaters. Excluding this expense the ratio for Class 1 and Class NAV would have been 0.86% and 0.81%, respectively. 7. The inception date for Class 1 and Class NAV shares is
10-15-05. 8. Not annualized. 9. Annualized.

The accompanying notes are an integral part of the financial statements.	385

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net real-
			ized and								Net	Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset		assets,	before	including	Net
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	end of	reductions	reductions	investment	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	period	and amounts	and amounts	income	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	(in millions)	recaptured (%)	recaptured (%)	(loss) (%)	(%)

Global Infrastructure Fund
CLASS A

08-31-2010	10.26	0.26	0.14	0.40	(0.12)	—	—	(0.12)	10.54	3.87[2,4,7]	1	4.47	1.45	2.41	162
08-31-2009[3]	10.00	0.19	0.18	0.37	(0.11)	—	—	(0.11)	10.26	3.85[2,4,5,7]	1	5.69[6]	1.45[6]	3.17[6]	39

CLASS I

08-31-2010	10.28	0.31	0.13	0.44	(0.14)	—	—	(0.14)	10.58	4.28[2,4]	1	4.13	1.00	2.87	162
08-31-2009[3]	10.00	0.22	0.18	0.40	(0.12)	—	—	(0.12)	10.28	4.16[2,4,5]	1	5.39[6]	1.00[6]	3.62[6]	39

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the periods shown. 3. The inception date for Class
A and Class I shares is 1-2-09. 4. Assumes dividend reinvestment (if applicable). 5. Not annualized. 6. Annualized. 7. Does not reflect the effect of sales charges, if any.

Global Real Estate Fund
CLASS NAV

08-31-2010	6.24	0.14	0.65	0.79	(0.28)	—	—	(0.28)	6.75	12.84[2]	450	1.06	1.06	2.06	105
08-31-2009	8.15	0.17	(1.87)	(1.70)	(0.21)	—	—	(0.21)	6.24	(20.28)[2]	271	1.09	1.09	3.30	118[3]
08-31-2008	11.37	0.18	(2.60)	(2.42)	(0.35)	(0.45)	—	(0.80)	8.15	(22.75)[2]	608	1.07	1.07	1.95	68
08-31-2007	10.30	0.18	1.34	1.52	(0.45)	—	—	(0.45)	11.37	14.70[2]	465	1.08	1.08	1.54	97
08-31-2006[4]	10.00	0.06	0.24	0.30	—	—	—	—	10.30	3.00[2,5]	355	1.09[6]	1.09[6]	1.65[6]	87

1. Based on the average daily shares outstanding. 2. Assumes dividend reinvestment (if applicable). 3. The portfolio turnover rate for the year ended 8-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 4. The inception date for Class NAV shares is 4-28-06. 5. Not annualized. 6. Annualized.

Global Timber Fund
CLASS A

08-31-2010	11.35	0.29[7]	0.68	0.97	(0.02)	—	—	(0.02)	12.30	8.54[2,3,8]	1	4.10	1.45	2.32[7]	113
08-31-2009[4]	10.00	0.03	1.36	1.39	(0.04)	—	—	(0.04)	11.35	13.98[2,3,5,8]	1	5.30[6]	1.45[6]	0.48[6]	67

CLASS I

08-31-2010	11.37	0.35[7]	0.68	1.03	(0.03)	—	—	(0.03)	12.37	9.08[2,3]	1	3.77	1.00	2.77[7]	113
08-31-2009[4]	10.00	0.06	1.36	1.42	(0.05)	—	—	(0.05)	11.37	14.31[2,3,5]	1	5.00[6]	1.00[6]	0.93[6]	67

1. Based on the average daily shares outstanding. 2. Assumes dividend reinvestment (if applicable). 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. The inception date for Class A and Class I shares is 1-2-09. 5. Not annualized. 6. Annualized. 7. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Fund which amounted to $0.30 and $0.36 per share and 2.40% and 2.87% for Class A and Class I, respectively.
8. Does not reflect the effect of sales charges, if any.

Heritage Fund (formerly, Vista Fund)
CLASS NAV

08-31-2010	6.74	(0.03)	0.60	0.57	—	—	—	—	7.31	8.46[2,8]	215	0.92	0.92	(0.37)	201
08-31-2009	12.55	(0.02)	(4.32)	(4.34)	(0.02)	(1.45)	—	(1.47)	6.74	(33.26)[2]	223	0.98	0.98	(0.31)	189[3]
08-31-2008	14.37	(0.07)	(0.64)	(0.71)	—	(1.11)	—	(1.11)	12.55	(6.15)[2]	114	0.98	0.98	(0.52)	154
08-31-2007	10.70	(0.06)[4]	3.73	3.67	—	—	—	—	14.37	34.30[2]	170	0.97	0.97	(0.48)[4]	152
08-31-2006[5]	10.00	(0.01)	0.71	0.70	—	—	—	—	10.70	7.00[2,6]	123	1.04[7]	1.04[7]	(0.15)[7]	205

1. Based on the average daily shares outstanding. 2. Assumes dividend reinvestment (if applicable). 3. The portfolio turnover rate for the year ended 8-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 4. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Fund which amounted $0.02 and 0.14%, respectively. 5. The inception date for Class NAV shares is 10-29-05.
6. Not annualized. 7. Annualized. 8. Total returns would have been lower had certain expenses not been reduced during the periods shown.

High Income Fund
CLASS NAV

08-31-2010	6.38	0.77	1.61	2.38	(0.94)	—	—	(0.94)	7.82	38.61[2,3]	509	0.71	0.71	10.11	44
08-31-2009	7.98	0.65	(1.34)	(0.69)	(0.91)	—	—	(0.91)	6.38	(5.78)[2]	414	0.73	0.73	12.15	68
08-31-2008	10.61	0.79	(2.24)	(1.45)	(0.74)	(0.44)	—	(1.18)	7.98	(14.76)[2]	447	0.72	0.72	8.80	53
08-31-2007	9.87	0.69	0.76	1.45	(0.69)	(0.02)	—	(0.71)	10.61	14.81[2]	383	0.73	0.73	6.38	67
08-31-2006[4]	10.00	0.23	(0.25)	(0.02)	(0.11)	—	—	(0.11)	9.87	(0.14)[2,5]	289	0.77[6]	0.77[6]	6.73[6]	76

1. Based on the average daily shares outstanding. 2. Assumes dividend reinvestment (if applicable) 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. The inception date for Class NAV shares is 4-28-06. 5. Not annualized. 6. Annualized.

The accompanying notes are an integral part of the financial statements.	386

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net real-
			ized and								Net	Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset		assets,	before	including	Net
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	end of	reductions	reductions	investment	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	period	and amounts	and amounts	income	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	(in millions)	recaptured (%)	recaptured (%)	(loss) (%)	(%)

High Yield Fund
CLASS 1

08-31-2010	8.00	0.78	0.90	1.68	(0.88)	—	—	(0.88)	8.80	21.92[2,3]	82	0.75	0.75	9.09	81
08-31-2009	8.81	0.81	(0.73)	0.08	(0.89)	—	—	(0.89)	8.00	3.66[2]	60	0.76	0.76	11.73	73[4]
08-31-2008	9.92	0.84	(1.04)	(0.20)	(0.83)	(0.08)	—	(0.91)	8.81	(2.33)[2]	43	0.75	0.75	8.98	59
08-31-2007	10.12	0.77	(0.17)	0.60	(0.74)	(0.06)	—	(0.80)	9.92	6.02[2]	48	0.75	0.75	7.48	77[5]
08-31-2006[6]	10.10	0.65	(0.03)	0.62	(0.60)	—	—	(0.60)	10.12	6.41[2,7]	44	0.76[8]	0.76[8]	7.22[8]	83

CLASS NAV

08-31-2010	7.95	0.78	0.90	1.68	(0.89)	—	—	(0.89)	8.74	21.99[2,3]	910	0.70	0.70	9.15	81
08-31-2009	8.77	0.83	(0.75)	0.08	(0.90)	—	—	(0.90)	7.95	3.62[2]	906	0.71	0.71	12.18	73[4]
08-31-2008	9.87	0.84	(1.03)	(0.19)	(0.83)	(0.08)	—	(0.91)	8.77	(2.18)[2]	1,511	0.70	0.70	9.04	59
08-31-2007	10.08	0.77	(0.17)	0.60	(0.75)	(0.06)	—	(0.81)	9.87	6.00[2]	1,547	0.70	0.70	7.55	77[5]
08-31-2006[6]	10.06	0.66	(0.03)	0.63	(0.61)	—	—	(0.61)	10.08	6.49[2,7]	1,144	0.71[8]	0.71[8]	7.36[8]	83

1. Based on the average daily shares outstanding. 2. Assumes dividend reinvestment (if applicable). 3. Total returns would have been lower had certain expenses not been reduced during the period shown. 4. The portfolio turnover rate for the year ended 8-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 5. The Portfolio turnover rates including the effect of “TBA” (to be announced) transactions for the periods ended were as follows: 80% for the year ended
8-31-2007. 6. The inception date for Class 1 and Class NAV shares is 10-15-05. 7. Not annualized. 8. Annualized.

Index 500 Fund
CLASS NAV

08-31-2010	7.63	0.13	0.22	0.35	(0.16)	—	—	(0.16)	7.82	4.46[2,3]	1,818	0.48	0.48	1.55	17
08-31-2009	9.47	0.15	(1.93)	(1.78)	(0.06)	—	—	(0.06)	7.63	(18.66)[2]	1,857	0.49	0.49	2.26	33[4]
08-31-2008	10.80	0.17	(1.42)	(1.25)	(0.05)	(0.03)	—	(0.08)	9.47	(11.69)[2]	961	0.49	0.49	1.71	2
08-31-2007[5]	10.00	0.17	0.67	0.84	(0.04)	—	—	(0.04)	10.80	8.41[2,3,6]	83	0.58[7]	0.51[7]	1.93[7]	3

1. Based on the average daily shares outstanding. 2. Assumes dividend reinvestment (if applicable). 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. The portfolio turnover rate for the year ended 8-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 5. The inception date for Class NAV shares is 10-27-06. 6. Not annualized. 7. Annualized.

International Equity Index Fund
CLASS NAV

08-31-2010	15.51	0.33	0.06	0.39	(0.56)	—	—	(0.56)	15.34	2.31[2,3]	377	0.56	0.56	2.10	21
08-31-2009	18.53	0.37	(3.08)	(2.71)	(0.28)	(0.03)	—	(0.31)	15.51	(14.15)[2]	322	0.58	0.58	2.91	27[4]
08-31-2008	22.51	0.57	(3.39)	(2.82)	(0.58)	(0.58)	—	(1.16)	18.53	(13.58)[2]	494	0.56	0.56	2.68	10
08-31-2007	18.97	0.47	3.64	4.11	(0.35)	(0.22)	—	(0.57)	22.51	21.97[2]	421	0.56	0.56	2.23	15
08-31-2006[5]	15.59	0.41	3.17	3.58	(0.20)	—	—	(0.20)	18.97	23.16[2,6]	308	0.58[7]	0.58[7]	2.78[7]	11

1. Based on the average daily shares outstanding. 2. Assumes dividend reinvestment (if applicable). 3. Total returns would have been lower had certain expenses not been reduced during the period shown. 4. The portfolio turnover rate for the year ended 8-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 5. The inception date for Class NAV shares is 10-29-05. 6. Not annualized. 7. Annualized.

International Opportunities Fund
CLASS 1

08-31-2010	11.95	0.11	(0.01)	0.10	(0.12)	—	—	(0.12)	11.93	0.76[2,3]	82	1.01	1.01	0.87	142
08-31-2009	15.16	0.12	(3.20)	(3.08)	(0.13)	—	—	(0.13)	11.95	(20.11)[2]	29	1.03	1.03	1.20	121[4]
08-31-2008	19.32	0.24	(1.67)	(1.43)	(0.25)	(2.48)	—	(2.73)	15.16	(10.51)[2]	32	1.04	1.04	1.36	111
08-31-2007	16.13	0.25	3.19	3.44	(0.05)	(0.20)	—	(0.25)	19.32	21.48[2]	23	1.04	1.04	1.40	127
08-31-2006[5]	13.71	0.11	3.01	3.12	(0.70)	—	—	(0.70)	16.13	23.36[2,6,7]	9	1.07[8]	1.07[8]	0.78[8]	99

CLASS NAV

08-31-2010	11.97	0.11	—[9]	0.11	(0.12)	—	—	(0.12)	11.96	0.89[2,3]	721	0.96	0.96	0.90	142
08-31-2009	15.19	0.13	(3.21)	(3.08)	(0.14)	—	—	(0.14)	11.97	(20.06)[2]	708	0.98	0.98	1.26	121[4]
08-31-2008	19.36	0.25	(1.68)	(1.43)	(0.26)	(2.48)	—	(2.74)	15.19	(10.50)[2]	844	0.99	0.99	1.38	111
08-31-2007	16.16	0.24	3.21	3.45	(0.05)	(0.20)	—	(0.25)	19.36	21.51[2]	764	0.99	0.99	1.34	127
08-31-2006[5]	13.72	0.10	3.04	3.14	(0.70)	—	—	(0.70)	16.16	23.51[2,6,7]	552	1.02[8]	1.02[8]	0.73[8]	99

1. Based on the average daily shares outstanding. 2. Assumes dividend reinvestment (if applicable). 3. Total returns would have been lower had certain expenses not been reduced during the period shown. 4. The portfolio turnover rate for the year ended 8-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 5. The inception date for Class 1 and Class NAV shares is 10-15-05. 6. The Adviser/Subadviser voluntarily reimbursed Class 1 and Class NAV $11,316 and
$3,937,220, respectively, for a potential lost investment opportunity. Excluding these reimbursements, the total return would have been 23.19% for Class 1 and 22.62% for Class NAV.
7. Not annualized. 8. Annualized. 9. Less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.	387

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net real-
			ized and								Net	Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset		assets,	before	including	Net
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	end of	reductions	reductions	investment	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	period	and amounts	and amounts	income	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	(in millions)	recaptured (%)	recaptured (%)	(loss) (%)	(%)

International Small Cap Fund
CLASS 1

08-31-2010	12.15	0.13	1.65	1.78	(0.21)	—	—	(0.21)	13.72	14.73[2,3]	125	1.22	1.22	1.00	21
08-31-2009	15.71	0.20	(2.43)	(2.23)	(0.16)	(1.17)	—	(1.33)	12.15	(9.88)[2]	116	1.23	1.23	2.16	49[4]
08-31-2008	24.53	0.31	(5.42)	(5.11)	(0.63)	(3.08)	—	(3.71)	15.71	(23.67)[2]	47	1.18	1.18	1.61	29
08-31-2007	20.95	0.28	6.44	6.72	(0.28)	(2.86)	—	(3.14)	24.53	34.99[2]	81	1.16	1.16	1.24	26
08-31-2006[5]	18.48	0.27	2.24	2.51	(0.04)	—	—	(0.04)	20.95	13.58[2,6]	37	1.18[7]	1.18[7]	1.55[7]	89

CLASS NAV

08-31-2010	12.14	0.15	1.63	1.78	(0.21)	—	—	(0.21)	13.71	14.78[2,3]	154	1.17	1.17	1.11	21
08-31-2009	15.72	0.23	(2.48)	(2.25)	(0.16)	(1.17)	—	(1.33)	12.14	(9.94)[2]	120	1.18	1.18	2.43	49[4]
08-31-2008	24.53	0.34	(5.42)	(5.08)	(0.65)	(3.08)	—	(3.73)	15.72	(23.58)[2]	295	1.13	1.13	1.79	29
08-31-2007	20.95	0.26	6.46	6.72	(0.28)	(2.86)	—	(3.14)	24.53	35.01[2]	376	1.11	1.11	1.16	26
08-31-2006[5]	18.45	0.25	2.29	2.54	(0.04)	—	—	(0.04)	20.95	13.80[2,6]	359	1.13[7]	1.13[7]	1.43[7]	89

1. Based on the average daily shares outstanding. 2. Assumes dividend reinvestment (if applicable). 3. Total returns would have been lower had certain expenses not been reduced during the period shown. 4. The portfolio turnover rate for the year ended 8-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 5. The inception date for Class 1 and Class NAV shares is 10-15-05. 6. Not annualized. 7. Annualized.

International Small Company Fund
CLASS NAV

08-31-2010	7.11	0.08	0.20	0.28	(0.31)	—	—	(0.31)	7.08	3.87[2,3]	151	1.12	1.12	1.11	28
08-31-2009	8.49	0.11	(1.24)	(1.13)	(0.10)	(0.15)	—	(0.25)	7.11	(12.23)[2]	125	1.09	1.09	2.03	21[4]
08-31-2008	11.53	0.16	(2.19)	(2.03)	(0.15)	(0.86)	—	(1.01)	8.49	(19.32)[2]	404	1.10	1.10	1.66	11
08-31-2007	9.33	0.12	2.14	2.26	(0.06)	—	—	(0.06)	11.53	24.30[2]	250	1.11	1.11	1.06	32
08-31-2006[5]	10.00	0.04	(0.71)	(0.67)	—	—	—	—	9.33	(6.70)[2,6]	221	1.14[7]	1.14[7]	1.37[7]	57

1. Based on the average daily shares outstanding. 2. Assumes dividend reinvestment (if applicable). 3. Total returns would have been lower had certain expenses not been reduced during the period shown. 4. The portfolio turnover rate for the year ended 8-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 5. The inception date for Class NAV shares is 4-28-06. 6. Not annualized. 7. Annualized.

International Value Fund
CLASS 1

08-31-2010	12.99	0.27	(0.38)	(0.11)	(0.26)	—	—	(0.26)	12.62	(0.97)[2,3]	259	0.98	0.96	2.04	19
08-31-2009	15.68	0.29	(2.09)	(1.80)	(0.51)	(0.38)	—	(0.89)	12.99	(9.96)[2,3]	294	0.98	0.96	2.69	26[4]
08-31-2008	19.73	0.55	(3.25)	(2.70)	(0.36)	(0.99)	—	(1.35)	15.68	(15.08)[2,3]	372	0.99	0.98	3.07	21
08-31-2007	17.91	0.45	2.93	3.38	(0.46)	(1.10)	—	(1.56)	19.73	19.45[2,3]	162	1.00	0.98	2.32	24
08-31-2006[5]	15.20	0.46	2.30	2.76	(0.05)	—	—	(0.05)	17.91	18.22[2,3,6]	134	1.01[7]	0.99[7]	3.17[7]	59

CLASS NAV

08-31-2010	12.96	0.29	(0.39)	(0.10)	(0.27)	—	—	(0.27)	12.59	(0.93)[2,3]	900	0.93	0.91	2.19	19
08-31-2009	15.64	0.30	(2.08)	(1.78)	(0.52)	(0.38)	—	(0.90)	12.96	(9.85)[2,3]	854	0.93	0.91	2.78	26[4]
08-31-2008	19.70	0.53	(3.23)	(2.70)	(0.37)	(0.99)	—	(1.36)	15.64	(15.09)[2,3]	1,053	0.94	0.92	2.94	21
08-31-2007	17.88	0.47	2.91	3.38	(0.46)	(1.10)	—	(1.56)	19.70	19.50[2,3]	1,081	0.95	0.93	2.42	24
08-31-2006[5]	15.16	0.47	2.30	2.77	(0.05)	—	—	(0.05)	17.88	18.35[2,3,6]	836	0.96[7]	0.94[7]	3.21[7]	59

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the periods shown. 3. Assumes dividend reinvestment (if applicable). 4. The portfolio turnover rate for the year ended 8-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 5. The inception date for Class 1 and Class NAV shares is 10-15-05. 6. Not annualized. 7. Annualized.

Investment Quality Bond Fund
CLASS 1

08-31-2010	11.87	0.48	0.83	1.31	(0.59)	—	—	(0.59)	12.59	11.38[2,3]	79	0.71	0.71	3.98	17
08-31-2009	11.62	0.49	0.40	0.89	(0.60)	(0.04)	—	(0.64)	11.87	8.16[2]	64	0.75	0.75	4.45	35
08-31-2008	11.70	0.54	(0.02)	0.52	(0.60)	—	—	(0.60)	11.62	4.52[2]	54	0.76	0.76	4.61	81
08-31-2007	11.76	0.56	(0.04)	0.52	(0.58)	—[4]	—	(0.58)	11.70	4.49[2]	43	0.78	0.78	4.77	37
08-31-2006[5]	11.84	0.46	(0.16)	0.30	(0.38)	—	—	(0.38)	11.76	2.64[2,6]	35	0.84[7]	0.84[7]	4.42[7]	35

CLASS NAV

08-31-2010	11.86	0.48	0.83	1.31	(0.59)	—	—	(0.59)	12.58	11.44[2,3]	261	0.66	0.66	4.00	17
08-31-2009	11.61	0.50	0.39	0.89	(0.60)	(0.04)	—	(0.64)	11.86	8.23[2]	122	0.70	0.70	4.47	35
08-31-2008	11.69	0.55	(0.02)	0.53	(0.61)	—	—	(0.61)	11.61	4.57[2]	149	0.71	0.71	4.66	81
08-31-2007	11.75	0.56	(0.04)	0.52	(0.58)	—[4]	—	(0.58)	11.69	4.56[2]	123	0.73	0.73	4.83	37
08-31-2006[5]	11.83	0.46	(0.16)	0.30	(0.38)	—	—	(0.38)	11.75	2.68[2,6]	93	0.79[7]	0.79[7]	4.51[7]	35

1. Based on the average daily shares outstanding. 2. Assumes dividend reinvestment (if applicable). 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Less than ($0.005) per share. 5. The inception date for Class 1 and Class NAV shares is 10-15-05. 6. Not annualized. 7. Annualized.

The accompanying notes are an integral part of the financial statements.	388

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net real-
			ized and								Net	Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset		assets,	before	including	Net
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	end of	reductions	reductions	investment	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	period	and amounts	and amounts	income	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	(in millions)	recaptured (%)	recaptured (%)	(loss) (%)	(%)

Large Cap Fund
CLASS 1

08-31-2010	10.44	0.11	0.38	0.49	(0.09)	—	—	(0.09)	10.84	4.63[2,3]	38	0.85	0.85	0.94	50
08-31-2009	13.69	0.12	(3.13)	(3.01)	(0.24)	—	—	(0.24)	10.44	(21.66)[2]	21	0.86	0.86	1.33	99[4]
08-31-2008	16.12	0.18	(2.06)	(1.88)	(0.14)	(0.41)	—	(0.55)	13.69	(12.04)[2]	26	0.80	0.80	1.20	55
08-31-2007	14.67	0.19	1.78	1.97	(0.13)	(0.39)	—	(0.52)	16.12	13.59[2]	31	0.81	0.81	1.15	29
08-31-2006[5]	13.26	0.11	1.31	1.42	(0.01)	—	—	(0.01)	14.67	10.73[2,7]	2	0.93[6]	0.93[6]	0.86[6]	24

CLASS NAV

08-31-2010	10.44	0.11	0.38	0.49	(0.09)	—	—	(0.09)	10.84	4.67[2,3]	227	0.80	0.80	0.96	50
08-31-2009	13.70	0.13	(3.14)	(3.01)	(0.25)	—	—	(0.25)	10.44	(21.65)[2]	206	0.81	0.81	1.36	99[4]
08-31-2008	16.13	0.18	(2.05)	(1.87)	(0.15)	(0.41)	—	(0.56)	13.70	(11.99)[2]	363	0.75	0.75	1.26	55
08-31-2007	14.67	0.18	1.80	1.98	(0.13)	(0.39)	—	(0.52)	16.13	13.67[2]	348	0.76	0.76	1.11	29
08-31-2006[5]	13.26	0.12	1.31	1.43	(0.02)	—	—	(0.02)	14.67	10.79[2,7]	192	0.88[6]	0.88[6]	0.95[6]	24

1. Based on the average daily shares outstanding. 2. Assumes dividend reinvestment (if applicable). 3. Total returns would have been lower had certain expenses not been reduced during the period shown. 4. The portfolio turnover rate for the year ended 8-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 5. The inception date for Class 1 and Class NAV shares is 10-15-05. 6. Annualized. 7. Not annualized.

Large Cap Value Fund
CLASS 1

08-31-2010	16.00	0.16	(0.56)	(0.40)	(0.24)	—	—	(0.24)	15.36	(2.67)[2,3]	73	0.89	0.89	0.97	165
08-31-2009	21.99	0.28	(6.00)	(5.72)	(0.27)	—	—	(0.27)	16.00	(25.96)[2]	84	0.91	0.91	1.82	168[4]
08-31-2008	25.90	0.26	(3.30)	(3.04)	(0.22)	(0.65)	—	(0.87)	21.99	(12.16)[2]	109	0.88	0.88	1.08	62
08-31-2007	22.97	0.24	2.83	3.07	(0.14)	—	—	(0.14)	25.90	13.39[2]	130	0.91	0.91	0.96	63
08-31-2006[5]	20.31	0.23	2.48	2.71	(0.05)	—	—	(0.05)	22.97	13.33[2,6]	105	0.98[7]	0.98[7]	1.24[7]	54

CLASS NAV

08-31-2010	16.03	0.17	(0.57)	(0.40)	(0.24)	—	—	(0.24)	15.39	(2.62)[2,3]	394	0.84	0.84	1.03	165
08-31-2009	22.03	0.28	(5.99)	(5.71)	(0.29)	—	—	(0.29)	16.03	(25.90)[2]	433	0.86	0.86	1.80	168[4]
08-31-2008	25.95	0.28	(3.31)	(3.03)	(0.24)	(0.65)	—	(0.89)	22.03	(12.13)[2]	621	0.83	0.83	1.18	62
08-31-2007	23.01	0.26	2.82	3.08	(0.14)	—	—	(0.14)	25.95	13.42[2]	412	0.86	0.86	1.00	63
08-31-2006[5]	20.33	0.17	2.56	2.73	(0.05)	—	—	(0.05)	23.01	13.43[2,6]	234	0.89[7]	0.89[7]	0.89[7]	54

1. Based on the average daily shares outstanding. 2. Assumes dividend reinvestment (if applicable). 3. Total returns would have been lower had certain expenses not been reduced during the period shown. 4. The portfolio turnover rate for the year ended 8-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 5. The inception date for Class 1 and Class NAV shares is 10-15-05. 6. Not annualized. 7. Annualized.

Mid Cap Growth Index Fund
CLASS 1

08-31-2010[2]	10.00	—[3]	(1.18)	(1.18)	—	—	—	—	8.82	(11.80)[4,5,6]	—[7]	0.84[8]	0.65[8]	0.04[8]	42

CLASS NAV

08-31-2010[2]	10.00	—[3]	(1.18)	(1.18)	—	—	—	—	8.82	(11.80)[4,5,6]	48	0.79[8]	0.60[8]	0.06[8]	42

1. Based on the average daily shares outstanding. 2. The inception date for Class 1 and Class NAV shares is 4-30-10. 3. Less than $0.005 per share. 4. Total returns would have been lower had certain expenses not been reduced during the period shown. 5. Not annualized. 6. Assumes dividend reinvestment (if applicable). 7. Less than $500,000. 8. Annualized.

Mid Cap Index Fund
CLASS NAV

08-31-2010	14.53	0.16	1.48	1.64	(0.16)	—	—	(0.16)	16.01	11.33[2,3]	288	0.49	0.49	0.99	17
08-31-2009	18.37	0.17	(3.69)	(3.52)	(0.13)	(0.19)	—	(0.32)	14.53	(18.69)[2]	506	0.50	0.50	1.36	28[4]
08-31-2008	21.18	0.18	(1.05)	(0.87)	(0.26)	(1.68)	—	(1.94)	18.37	(4.61)[2]	332	0.49	0.49	0.93	48
08-31-2007	18.37	0.27[5]	2.65	2.92	(0.08)	(0.03)	—	(0.11)	21.18	15.93[2]	428	0.51	0.51	1.32[5]	64
08-31-2006[6]	16.85	0.17	1.38	1.55	(0.03)	—	—	(0.03)	18.37	9.20[2,3,7]	172[8]	0.56	0.56[8]	1.14[8]	10

1. Based on the average daily shares outstanding. 2. Assumes dividend reinvestment (if applicable). 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. The portfolio turnover rate for the year ended 8-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 5. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Fund which amounted to $0.06 and 0.28%, respectively. 6. The inception date for Class NAV shares is 10-29-05. 7. Not annualized. 8. Annualized.

The accompanying notes are an integral part of the financial statements.	389

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net real-
			ized and								Net	Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset		assets,	before	including	Net
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	end of	reductions	reductions	investment	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	period	and amounts	and amounts	income	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	(in millions)	recaptured (%)	recaptured (%)	(loss) (%)	(%)

Mid Cap Stock Fund
CLASS 1

08-31-2010	12.45	(0.03)	1.19	1.16	—	—	—	—	13.61	9.32[2,3]	279	0.93	0.93	(0.23)	123
08-31-2009	16.90	—[4]	(4.45)	(4.45)	—	—	—	—	12.45	(26.33)[2]	266	0.94	0.94	0.01	159[5]
08-31-2008	19.00	(0.03)	(0.74)	(0.77)	—	(1.33)	—	(1.33)	16.90	(4.91)[2]	379	0.93	0.93	(0.16)	125
08-31-2007	15.81	0.03[6]	3.96	3.99	(0.06)	(0.74)	—	(0.80)	19.00	25.91[2]	136	0.93	0.93	0.18[6]	114
08-31-2006[7]	13.86	(0.04)	2.01	1.97	—	(0.02)	—	(0.02)	15.81	14.20[2,8,9]	107	0.96[10]	0.96[10]	(0.30)[10]	104

CLASS NAV

08-31-2010	12.47	(0.03)	1.20	1.17	—[4]	—	—	—[4]	13.64	9.40[2,3]	508	0.88	0.88	(0.18)	123
08-31-2009	16.93	—[4]	(4.46)	(4.46)	—[4]	—	—	—[4]	12.47	(26.30)[2]	447	0.89	0.89	0.04	159[5]
08-31-2008	19.03	(0.01)	(0.76)	(0.77)	—[4]	(1.33)	—	(1.33)	16.93	(4.90)[2]	348	0.88	0.88	(0.08)	125
08-31-2007	15.83	0.03[6]	3.97	4.00	(0.06)	(0.74)	—	(0.80)	19.03	25.95[2]	366	0.88	0.88	0.19[6]	114
08-31-2006[7]	13.87	(0.04)	2.02	1.98	—	(0.02)	—	(0.02)	15.83	14.27[2,8,9]	194	0.91[10]	0.91[10]	(0.26)[10]	104

1. Based on the average daily shares outstanding. 2. Assumes dividend reinvestment (if applicable). 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Less than $0.005 per share. 5. The portfolio turnover rate for the year ended 8-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 6. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Fund which amounted to the following: $0.07 and $0.06 per share and 0.42% and 0.35% for Class 1 and Class NAV, respectively. 7. The inception date for Class
1 and Class NAV shares is 10-15-05. 8. The Adviser/Subadviser voluntarily paid Class 1 and Class NAV $510,149 and $847,342, respectively, for a potential lost investment opportunity.
Excluding these payments, the total return would have been 13.67% for Class 1 and 13.77% for Class NAV. 9. Not annualized. 10. Annualized.

Mid Cap Value Equity Fund
CLASS NAV

08-31-2010	7.38	0.07	0.51	0.58	(0.08)	—	—	(0.08)	7.88	7.85[2,3]	149	0.92	0.92	0.87	60
08-31-2009	9.86	0.10	(2.30)	(2.20)	(0.08)	(0.20)	—	(0.28)	7.38	(21.56)[3]	162	0.95	0.95	1.61	37[4]
08-31-2008	11.42	0.07	(1.31)	(1.24)	(0.11)	(0.21)	—	(0.32)	9.86	(11.17)[3]	91	0.97	0.97	0.69	53
08-31-2007	9.65	0.13	1.70	1.83	(0.06)	—	—	(0.06)	11.42	18.99[3]	129	0.94	0.94	1.22	26
08-31-2006[5]	10.00	0.03	(0.38)	(0.35)	—	—	—	—	9.65	(3.50)[3,6]	98	1.02[7]	1.02[7]	0.79[7]	24

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the periods shown. 3. Assumes dividend reinvestment (if applicable). 4. The portfolio turnover rate for the year ended 8-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 5. The inception date for Class NAV shares is 4-28-06. 6. Not annualized. 7. Annualized.

Mid Cap Value Index Fund
CLASS 1

08-31-2010[2]	10.00	0.05	(1.42)	(1.37)	—	—	—	—	8.63	(13.70)[3,4,5]	—[6]	0.83[7]	0.65[7]	1.51[7]	39

CLASS NAV

08-31-2010[2]	10.00	0.04	(1.41)	(1.37)	—	—	—	—	8.63	(13.70)[3,4,5]	48	0.78[7]	0.60[7]	1.44[7]	39

1. Based on the average daily shares outstanding. 2. The inception date for Class 1 and Class NAV shares is 4-30-10. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Less than $500,000. 7. Annualized.

Mid Value Fund
CLASS NAV

08-31-20103	12.61	0.26[6]	0.68	0.94	(0.08)	(0.36)	—	(0.44)	13.11	7.28[2]	391	1.05	1.00	1.93[6]	50
08-31-2009	10.00	0.05	2.56	2.61	—	—	—	—	12.61	26.10[2,4]	301	1.10[5]	1.05[5]	0.64[5]	30

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the periods shown. 3. The inception date for Class
NAV shares is 1-2-09. 4. Not annualized. 5. Annualized. 6. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Fund which amounted to $0.18 and 1.35%, respectively.

Optimized Value Fund
CLASS 1

08-31-2010	9.76	0.14	0.15	0.29	(0.20)	—	—	(0.20)	9.85	2.87[2,3]	41	0.78	0.78	1.37	148
08-31-2009	12.98	0.18	(3.12)	(2.94)	(0.28)	—	—	(0.28)	9.76	(22.32)[2]	48	0.79	0.79	2.05	144[4]
08-31-2008	17.55	0.24	(3.32)	(3.08)	(0.27)	(1.22)	—	(1.49)	12.98	(18.77)[2]	69	0.73	0.73	1.63	159
08-31-2007	16.56	0.31	1.68	1.99	(0.20)	(0.80)	—	(1.00)	17.55	12.12[2]	106	0.74	0.74	1.75	169
08-31-2006[5]	14.09	0.22	2.31	2.53	(0.06)	—[6]	—	(0.06)	16.56	17.98[2,7]	96	0.79[8]	0.79[8]	1.62[8]	127

CLASS NAV

08-31-2010	9.77	0.15	0.15	0.30	(0.21)	—	—	(0.21)	9.86	2.93[2,3]	269	0.73	0.73	1.42	148
08-31-2009	12.98	0.19	(3.11)	(2.92)	(0.29)	—	—	(0.29)	9.77	(22.19)[2]	248	0.73	0.73	2.18	144[4]
08-31-2008	17.57	0.25	(3.34)	(3.09)	(0.28)	(1.22)	—	(1.50)	12.98	(18.82)[2]	694	0.69	0.69	1.69	159
08-31-2007	16.56	0.32	1.69	2.01	(0.20)	(0.80)	—	(1.00)	17.57	12.26[2]	680	0.69	0.69	1.81	169
08-31-2006[5]	14.09	0.24	2.29	2.53	(0.06)	—[6]	—	(0.06)	16.56	17.98[2,7]	362	0.74[8]	0.74[8]	1.73[8]	127

1. Based on the average daily shares outstanding. 2. Assumes dividend reinvestment (if applicable). 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. The portfolio turnover rate for the year ended 8-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 5. The inception date for Class 1 and Class NAV shares is 10-15-05. 6. Less than ($0.005) per share. 7. Not annualized. 8. Annualized.

The accompanying notes are an integral part of the financial statements.	390

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net real-
			ized and								Net	Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset		assets,	before	including	Net
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	end of	reductions	reductions	investment	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	period	and amounts	and amounts	income	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	(in millions)	recaptured (%)	recaptured (%)	(loss) (%)	(%)

Real Estate Equity Fund
CLASS NAV

08-31-2010	5.35	0.10	1.67	1.77	(0.16)	—	—	(0.16)	6.96	33.54[2,3]	305	0.92	0.88	1.55	40
08-31-2009	8.52	0.18	(3.15)	(2.97)	(0.19)	(0.01)	—	(0.20)	5.35	(34.63)[2,3]	209	0.93	0.90	3.81	75[4]
08-31-2008	10.82	0.20	(1.24)	(1.04)	(0.12)	(1.14)	—	(1.26)	8.52	(9.91)[2,3]	264	0.91	0.87	2.20	27
08-31-2007	10.99	0.28	(0.12)[5]	0.16	(0.17)	(0.16)	—	(0.33)	10.82	1.28[2,3]	254	0.90	0.87	2.41	55
08-31-2006[6]	10.00	0.08	0.91	0.99	—	—	—	—	10.99	9.90[2,3,7]	275	0.92[8]	0.90[8]	2.29[8]	50

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the periods shown. 3. Assumes dividend reinvestment (if applicable). 4. The portfolio turnover rate for the year ended 8-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 5. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. 6. The inception date for Class NAV shares is 4-28-06. 7. Not annualized. 8. Annualized.

Real Estate Securities Fund
CLASS 1

08-31-2010	8.72	0.22	2.72	2.94	(0.13)	—	—	(0.13)	11.53	33.94[2,3]	352	0.80	0.80	2.13	87
08-31-2009	13.60	0.26	(4.79)	(4.53)	(0.26)	(0.09)	—	(0.35)	8.72	(33.01)[2]	75	0.84	0.84	3.30	119[4]
08-31-2008	17.80	0.32	(1.57)	(1.25)	(0.30)	(2.65)	—	(2.95)	13.60	(7.58)[2]	113	0.82	0.82	2.18	74
08-31-2007	29.94	0.50	1.52	2.02	(0.93)	(13.23)	—	(14.16)	17.80	4.30[2]	145	0.80	0.80	2.25	87
08-31-2006[5]	23.03	0.64	6.46	7.10	(0.16)	(0.03)	—	(0.19)	29.94	30.96[2,6]	171	0.82[7]	0.82[7]	2.76[7]	199

1. Based on the average daily shares outstanding. 2. Assumes dividend reinvestment (if applicable). 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. The portfolio turnover rate for the year ended 8-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 5. The inception date for Class 1 shares is 10-15-05. 6. Not annualized. 7. Annualized.

Real Return Bond Fund
CLASS 1

08-31-2010	12.10	0.26	1.15	1.41	(0.43)	—	—	(0.43)	13.08	11.90[2,3]	94	0.77	0.77	2.09	354
08-31-2009	14.15	0.42	(0.55)	(0.13)	(0.42)	(1.50)	—	(1.92)	12.10	0.99[2]	60	0.79	0.79	3.59	628[4,5]
08-31-2008	13.17	0.60	1.03	1.63	(0.65)	—	—	(0.65)	14.15	12.64[2]	46	0.80	0.80	4.26	992[4]
08-31-2007	13.41	0.55	(0.29)	0.26	(0.46)	(0.04)	—	(0.50)	13.17	1.97[2,3]	19	0.79	0.79	4.16	197[4]
08-31-2006[6]	13.52	0.53	(0.24)	0.29	(0.40)	—[7]	—	(0.40)	13.41	2.27[2,8]	17	0.80[9]	0.80[9]	4.52[9]	216

CLASS NAV

08-31-2010	11.99	0.27	1.14	1.41	(0.44)	—	—	(0.44)	12.96	11.99[2,3]	991	0.72	0.72	2.15	354
08-31-2009	14.03	0.43	(0.55)	(0.12)	(0.42)	(1.50)	—	(1.92)	11.99	1.11[2]	1,058	0.74	0.74	3.72	628[4,5]
08-31-2008	13.07	0.60	1.02	1.62	(0.66)	—	—	(0.66)	14.03	12.63[2]	819	0.75	0.75	4.30	992[4]
08-31-2007	13.32	0.59	(0.34)	0.25	(0.46)	(0.04)	—	(0.50)	13.07	1.95[2,3]	951	0.74	0.74	4.53	197[4]
08-31-2006[6]	13.43	0.55	(0.26)	0.29	(0.40)	—[7]	—	(0.40)	13.32	2.32[2,8]	684	0.75[9]	0.75[9]	4.75[9]	216

1. Based on the average daily shares outstanding. 2. Assumes dividend reinvestment (if applicable). 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. The Portfolio turnover rates including the effect of “TBA” (to be announced) transactions for the periods ended were as follows: 772% for the year ended 8-31-09,
1,192% for the year ended 8-31-08 and 230% for the year ended 8-31-07. The year ended 8-31-06 includes the effect of TBA transactions. 5. The portfolio turnover rate for the year ended
August 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 6. The inception date for
Class 1 and Class NAV shares is 10-15-05. 7. Less than ($0.005) per share. 8. Not annualized. 9. Annualized.

Short Term Government Income Fund
CLASS NAV

08-31-2010	10.14	0.12	0.26	0.38	(0.25)	(0.02)	—	(0.27)	10.25	3.78[2,3]	136	0.68	0.64	1.22	131
08-31-2009[4]	10.00	0.13	0.01	0.14	—	—	—	—	10.14	1.40[2,3,5]	25	1.21[6]	0.65[6]	2.02[6]	177

1. Based on the average daily shares outstanding. 2. Assumes dividend reinvestment (if applicable). 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. The inception date for Class NAV shares is 1-2-09. 5. Not annualized. 6. Annualized.

Small Cap Growth Fund
CLASS NAV

08-31-2010	8.38	(0.07)	0.60	0.53	—	—	—	—	8.91	6.32[2,3]	149	1.13	1.13	(0.75)	143
08-31-2009[4]	10.00	(0.04)	(1.58)	(1.62)	—	—	—	—	8.38	(16.20)[2,5]	122	1.18[6]	1.18[6]	(0.59)[6]	214

1. Based on the average daily shares outstanding. 2. Assumes dividend reinvestment (if applicable). 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. The inception date for Class NAV shares is 9-10-08. 5. Not annualized. 6. Annualized.

The accompanying notes are an integral part of the financial statements.	391

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net real-
			ized and								Net	Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset		assets,	before	including	Net
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	end of	reductions	reductions	investment	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	period	and amounts	and amounts	income	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	(in millions)	recaptured (%)	recaptured (%)	(loss) (%)	(%)

Small Cap Index Fund
CLASS NAV

08-31-2010	9.88	0.09	0.53	0.62	(0.13)	—	—	(0.13)	10.37	6.24[2,3]	70	0.53	0.53	0.82	34
08-31-2009	12.96	0.11	(2.95)	(2.84)	(0.09)	(0.15)	—	(0.24)	9.88	(21.60)[2]	100	0.55	0.55	1.33	96[4]
08-31-2008	17.03	0.19	(1.04)	(0.85)	(0.30)	(2.92)	—	(3.22)	12.96	(5.60)[2,3]	125	0.56	0.56	1.39	86
08-31-2007	15.95	0.20	1.50	1.70	(0.13)	(0.49)	—	(0.62)	17.03	10.70[2,3]	89	0.54	0.54	1.19	40
08-31-2006[5]	14.05	0.12	1.80	1.92	(0.02)	—	—	(0.02)	15.95	13.69[2,3,6]	125	0.58[7]	0.56[7]	0.92[7]	40

1. Based on the average daily shares outstanding. 2. Assumes dividend reinvestment (if applicable). 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. The portfolio turnover rate for the year ended 8-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 5. The inception date for Class NAV shares is 10-29-05. 6. Not annualized. 7. Annualized.

Small Cap Opportunities Fund
CLASS 1

08-31-2010	15.14	(0.01)	1.06	1.05	(0.03)	—	—	(0.03)	16.16	6.90[2,3]	48	1.12	1.04	(0.06)	33
08-31-2009	18.87	0.06	(3.57)	(3.51)	(0.22)	—	—	(0.22)	15.14	(18.28)[2,3]	45	1.21	1.16	0.49	98[4]
08-31-2008	23.45	0.35	(4.53)	(4.18)	(0.33)	(0.07)	—	(0.40)	18.87	(18.09)[2,3]	25	1.11	1.11	1.62	81
08-31-2007	23.24	0.32	0.83	1.15	(0.31)	(0.63)	—	(0.94)	23.45	4.85[2,3]	35	1.09	1.09	1.32	48
08-31-2006[5]	21.36	0.21	1.72	1.93	(0.05)	—[6]	—	(0.05)	23.24	9.04[2,3,7]	30	1.10[8]	1.10[8]	1.01[8]	59

CLASS NAV

08-31-2010	15.07	—[9]	1.05	1.05	(0.03)	—	—	(0.03)	16.09	6.98[2,3]	105	1.07	0.99	(0.01)	33
08-31-2009	18.79	0.09	(3.58)	(3.49)	(0.23)	—	—	(0.23)	15.07	(18.24)[2,3]	54	1.16	1.11	0.68	98[4]
08-31-2008	23.35	0.47	(4.62)	(4.15)	(0.34)	(0.07)	—	(0.41)	18.79	(18.04)[2,3]	97	1.06	1.06	1.68	81
08-31-2007	23.14	0.34	0.81	1.15	(0.31)	(0.63)	—	(0.94)	23.35	4.88[2,3]	194	1.04	1.04	1.37	48
08-31-2006[5]	21.26	0.22	1.71	1.93	(0.05)	—[6]	—	(0.05)	23.14	9.09[2,3,7]	217	1.05[8]	1.05[8]	1.05[8]	59

1. Based on the average daily shares outstanding. 2. Assumes dividend reinvestment (if applicable). 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. The portfolio turnover rate for the year ended 8-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 5. The inception date for Class 1 and Class NAV shares is 10-15-05. 6. Less than ($0.005) per share. 7. Not annualized. 8. Annualized. 9. Less than
$0.005 per share.

Small Cap Value Fund
CLASS NAV

08-31-2010	12.50	0.07	1.39	1.46	(0.06)	(0.18)	—	(0.24)	13.72	11.72[2,3]	131	1.14	1.14	0.51	22
08-31-2009[4]	10.00	0.03	2.47	2.50	—	—	—	—	12.50	25.00[2,3,5]	79	1.32[6]	1.32[6]	0.33[6]	9

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the periods shown. 3. Assumes dividend reinvestment (if applicable). 4. The inception date for Class NAV shares is 12-16-08. 5. Not annualized. 6. Annualized.

Small Company Growth Fund
CLASS NAV

08-31-2010	9.51	(0.03)[8]	0.99	0.96	—	—	(0.01)	(0.01)	10.46	10.09[2,3]	116	1.11	1.11	(0.31)[8]	35
08-31-2009	11.95	(0.02)	(2.42)	(2.44)	—	—	—	—	9.51	(20.42)[2]	122	1.13	1.13	(0.24)	58[4]
08-31-2008	13.09	(0.07)	(0.77)	(0.84)	—	(0.30)	—	(0.30)	11.95	(6.57)[2]	169	1.10	1.10	(0.54)	38
08-31-2007	11.09	(0.09)	2.29	2.20	—	(0.20)	—	(0.20)	13.09	20.04[2]	208	1.11	1.11	(0.68)	39
08-31-2006[5]	10.00	(0.08)	1.17	1.09	—	—	—	—	11.09	10.90[2,6]	74	1.16[7]	1.16[7]	(0.83)[7]	49

1. Based on the average daily shares outstanding. 2. Assumes dividend reinvestment (if applicable). 3. Total returns would have been lower had certain expenses not been reduced during the period shown. 4. The portfolio turnover rate for the year ended 8-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 5. The inception date for Class NAV shares is 10-29-05. 6. Not annualized. 7. Annualized. 8. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the Fund which amounted to $0.02 and 0.22%, respectively.

Small Company Value Fund
CLASS 1

08-31-2010	19.71	0.09	0.58	0.67	(0.19)	—	—	(0.19)	20.19	3.34[2,3]	98	1.12	1.07	0.42	26
08-31-2009	24.91	0.13	(4.83)	(4.70)	(0.13)	(0.37)	—	(0.50)	19.71	(18.47)[2,3]	101	1.13	1.08	0.77	23[4]
08-31-2008	25.81	0.13	0.12	0.25	(0.04)	(1.11)	—	(1.15)	24.91	1.15[2,3]	134	1.12	1.07	0.52	22
08-31-2007	23.66	0.05	2.54	2.59	(0.07)	(0.37)	—	(0.44)	25.81	10.98[2,3]	144	1.11	1.06	0.20	18
08-31-2006[5]	21.09	0.10	2.52	2.62	(0.05)	—	—	(0.05)	23.66	12.41[2,3,6]	149	1.12[7]	1.10[7]	0.46[7]	12

CLASS NAV

08-31-2010	19.69	0.10	0.57	0.67	(0.19)	—	—	(0.19)	20.17	3.39[2,3]	251	1.07	1.02	0.47	26
08-31-2009	24.89	0.14	(4.83)	(4.69)	(0.14)	(0.37)	—	(0.51)	19.69	(18.43)[2,3]	262	1.08	1.03	0.84	23[4]
08-31-2008	25.79	0.14	0.12	0.26	(0.05)	(1.11)	—	(1.16)	24.89	1.20[2,3]	418	1.07	1.02	0.58	22
08-31-2007	23.63	0.06	2.54	2.60	(0.07)	(0.37)	—	(0.44)	25.79	11.04[2,3]	319	1.06	1.01	0.25	18
08-31-2006[5]	21.06	0.11	2.51	2.62	(0.05)	—	—	(0.05)	23.63	12.44[2,3,6]	239	1.07[7]	1.05[7]	0.53[7]	12

1. Based on the average daily shares outstanding. 2. Assumes dividend reinvestment (if applicable). 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. The portfolio turnover rate for the year ended 8-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 5. The inception date for Class 1 and Class NAV shares is 10-15-05. 6. Not annualized. 7. Annualized.

The accompanying notes are an integral part of the financial statements.	392

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net real-
			ized and								Net	Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset		assets,	before	including	Net
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	end of	reductions	reductions	investment	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	period	and amounts	and amounts	income	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	(in millions)	recaptured (%)	recaptured (%)	(loss) (%)	(%)

Smaller Company Growth Fund
CLASS NAV

08-31-2010	10.38	(0.05)	0.51	0.46	—	—	—	—	10.84	4.43[3]	116	1.13	1.00	(0.43)	86
08-31-2009[2]	10.00	(0.04)	0.42	0.38	—	—	—	—	10.38	3.80[3,4]	158	1.29[5]	1.17[5]	(0.47)[5]	70[6]

1. Based on the average daily shares outstanding. 2. The inception date for Class NAV shares is 10-7-08. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The portfolio turnover rate for the year ended 8-31-09 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

Spectrum Income Fund
CLASS NAV

08-31-2010	10.00	0.47	0.56	1.03	(0.50)	—	—	(0.50)	10.53	10.58[2,3]	837	0.79	0.76	4.55	79[4]
08-31-2009	10.09	0.48	0.03	0.51	(0.53)	(0.07)	—	(0.60)	10.00	5.85[2,3]	901	0.83	0.81	5.27	73[4,5]
08-31-2008	10.51	0.48	(0.26)	0.22	(0.50)	(0.14)	—	(0.64)	10.09	2.06[2,3]	1,065	0.86	0.83	4.62	67[4]
08-31-2007	10.27	0.47	0.24	0.71	(0.45)	(0.02)	—	(0.47)	10.51	7.00[2,3]	979	0.88	0.86	4.46	73[4]
08-31-2006[6]	10.00	0.35	0.19	0.54	(0.27)	—	—	(0.27)	10.27	5.47[2,3,7]	764	0.94[8]	0.93[8]	4.15[8]	123

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the periods shown. 3. Assumes dividend reinvestment (if applicable). 4. The Portfolio turnover rates including the effect of “TBA” (to be announced) transactions for the periods ended were as follows: 113% for the year ended
8-31-10, 111% for the year ended 8-31-09, 114% for the year ended 8-31-08 and 110% for the year ended 8-31-07. 5. The portfolio turnover rate for the year ended 8-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 6. The inception date for Class NAV shares is 10-29-
05. 7. Not annualized. 8. Annualized.

Strategic Bond Fund
CLASS 1

08-31-2010	10.30	0.45	1.35	1.80	(0.74)	—	—	(0.74)	11.36	18.23[2]	56	0.78	0.78	4.20	125[3]
08-31-2009	10.47	0.57	(0.17)	0.40	(0.57)	—	—	(0.57)	10.30	4.55[2]	40	0.79	0.79	6.08	70[3,8]
08-31-2008	11.56	0.71	(1.12)	(0.41)	(0.68)	—	—	(0.68)	10.47	(3.74)[2]	38	0.80	0.80	6.32	154[3]
08-31-2007	11.79	0.65	(0.25)	0.40	(0.63)	—[4]	—	(0.63)	11.56	3.36[2]	45	0.81	0.81	5.47	91[3]
08-31-2006[5]	11.85	0.51	(0.04)	0.47	(0.53)	—[4]	—	(0.53)	11.79	4.18[2,6]	42	0.82[7]	0.82[7]	4.88[7]	192[3]

CLASS NAV

08-31-2010	10.27	0.47	1.33	1.80	(0.74)	—	—	(0.74)	11.33	18.34[2]	138	0.73	0.73	4.41	125[3]
08-31-2009	10.45	0.57	(0.18)	0.39	(0.57)	—	—	(0.57)	10.27	4.52[2]	458	0.74	0.74	6.13	70[3,8]
08-31-2008	11.54	0.71	(1.12)	(0.41)	(0.68)	—	—	(0.68)	10.45	(3.70)[2]	470	0.75	0.75	6.41	154[3]
08-31-2007	11.77	0.65	(0.24)	0.41	(0.64)	—[4]	—	(0.64)	11.54	3.44[2]	424	0.76	0.76	5.54	91[3]
08-31-2006[5]	11.83	0.51	(0.04)	0.47	(0.53)	—[4]	—	(0.53)	11.77	4.22[2,6]	270	0.77[7]	0.77[7]	4.88[7]	192[3]

1. Based on the average daily shares outstanding. 2. Assumes dividend reinvestment (if applicable). 3. The Portfolio turnover rates including the effect of “TBA” (to be announced)
transactions for the periods ended were as follows: 343% for the year ended 8-31-10, 257% for the year ended 8-31-09, 394% for the year ended 8-31-08 and 442% for the year ended
8-31-07. The year ended 8-31-06 includes the effect of TBA transactions. 4. Less than ($0.005) per share. 5. The inception date for Class 1 and Class NAV shares is 10-15-05. 6. Not annualized. 7. Annualized. 8. The portfolio turnover rate for the year ended 8-31-09 has been revised from what was previously reported to exclude the effects of certain short-term investments in a collateral management vehicle.

Total Bond Market Fund
CLASS NAV

08-31-2010	10.42	0.36	0.49	0.85	(0.39)	(0.16)	—	(0.55)	10.72	8.43[2,3]	524	0.52	0.52	3.47	47
08-31-2009	10.07	0.39	0.34	0.73	(0.37)	(0.01)	—	(0.38)	10.42	7.43[2]	447	0.53	0.53	3.82	91
08-31-2008	10.02	0.46	0.08	0.54	(0.49)	—	—	(0.49)	10.07	5.54[2,3]	60	0.61	0.57	4.56	97
08-31-2007[4]	10.00	0.40	(0.05)	0.35	(0.33)	—	—	(0.33)	10.02	3.54[2,3,5]	54	0.62[6]	0.56[6]	4.66[6]	101

1. Based on the average daily shares outstanding. 2. Assumes dividend reinvestment (if applicable). 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. The inception date for Class NAV shares is 10-27-06. 5. Not annualized. 6. Annualized.

The accompanying notes are an integral part of the financial statements.	393

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net real-
			ized and								Net	Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset		assets,	before	including	Net
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	end of	reductions	reductions	investment	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	period	and amounts	and amounts	income	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	(in millions)	recaptured (%)	recaptured (%)	(loss) (%)	(%)

Total Return Fund
CLASS 1

08-31-2010	14.02	0.28	1.38	1.66	(0.47)	(0.17)	—	(0.64)	15.04	12.22[2,3]	349	0.77	0.77	1.99	379[4]
08-31-2009	14.11	0.50	1.05	1.55	(0.67)	(0.97)	—	(1.64)	14.02	12.65[2]	234	0.78	0.78	3.81	289[4,5]
08-31-2008	13.79	0.61	0.44	1.05	(0.68)	(0.05)	—	(0.73)	14.11	7.78[2,3]	160	0.79	0.79	4.32	121[4]
08-31-2007	13.78	0.64	(0.06)	0.58	(0.54)	(0.03)	—	(0.57)	13.79	4.26[2]	126	0.83[6,7]	0.83[6,7]	4.67	349[4]
08-31-2006[8]	13.70	0.46	(0.04)	0.42	(0.34)	—	—	(0.34)	13.78	3.14[2,9]	118	0.82[10]	0.82[10]	3.85[10]	398

CLASS NAV

08-31-2010	13.99	0.29	1.36	1.65	(0.47)	(0.17)	—	(0.64)	15.00	12.22[2,3]	1,832	0.72	0.72	2.02	379[4]
08-31-2009	14.08	0.52	1.04	1.56	(0.68)	(0.97)	—	(1.65)	13.99	12.75[2]	1,547	0.73	0.73	3.91	289[4,5]
08-31-2008	13.75	0.62	0.45	1.07	(0.69)	(0.05)	—	(0.74)	14.08	7.93[2,3]	1,680	0.74	0.74	4.37	121[4]
08-31-2007	13.75	0.65	(0.08)	0.57	(0.54)	(0.03)	—	(0.57)	13.75	4.26[2]	1,400	0.78[6,7]	0.78[6,7]	4.77	349[4]
08-31-2006[8]	13.67	0.47	(0.05)	0.42	(0.34)	—	—	(0.34)	13.75	3.18[2,9]	1,041	0.77[10]	0.77[10]	3.95[10]	398

1. Based on the average daily shares outstanding. 2. Assumes dividend reinvestment (if applicable). 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. The Portfolio turnover rates including the effect of “TBA” (to be announced) transactions for the periods ended were as follows: 615% for the year ended 8-31-10,
832% for the year ended 8-31-09, 440% for the year ended 8-31-08 and 443% for the year ended 8-31-07. 5. The portfolio turnover rate for the year ended August 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 6. Includes interest expense on securities sold short.
Excluding interest expense the ratio for Class 1 and Class NAV would have been 0.81% and 0.76%, respectively. 7. Includes interest and fees on inverse floaters. Excluding this expense the ratio for Class 1 and Class NAV would have been 0.82% and 0.77%, respectively. 8. The inception date for Class 1 and Class NAV shares is 10-15-05. 9. Not annualized. 10. Annualized.

U.S. High Yield Bond Fund
CLASS 1

08-31-2010	11.74	0.97	0.91	1.88	(1.00)	—	—	(1.00)	12.62	16.57[2,3]	52	0.81	0.81	7.84	34
08-31-2009	12.09	1.01	(0.44)	0.57	(0.92)	—	—	(0.92)	11.74	6.40[2]	34	0.82	0.82	9.59	48
08-31-2008	12.87	0.92	(0.76)	0.16	(0.94)	—[4]	—	(0.94)	12.09	1.25[2]	6	0.82	0.82	7.43	59
08-31-2007	13.05	0.95	(0.18)	0.77	(0.95)	—[4]	—	(0.95)	12.87	5.94[2]	4	0.84	0.84	7.25	86
08-31-2006[5]	12.74	0.80	0.02	0.82	(0.51)	—	—	(0.51)	13.05	6.55[2,6]	2	0.87[7]	0.87[7]	7.12[7]	108

CLASS NAV

08-31-2010	11.74	0.97	0.92	1.89	(1.01)	—	—	(1.01)	12.62	16.63[2,3]	697	0.76	0.76	7.89	34
08-31-2009	12.09	0.99	(0.41)	0.58	(0.93)	—	—	(0.93)	11.74	6.46[2]	743	0.77	0.77	9.56	48
08-31-2008	12.87	0.93	(0.77)	0.16	(0.94)	—[4]	—	(0.94)	12.09	1.31[2]	523	0.77	0.77	7.48	59
08-31-2007	13.05	0.96	(0.18)	0.78	(0.96)	—[4]	—	(0.96)	12.87	6.02[2]	392	0.79	0.79	7.31	86
08-31-2006[5]	12.74	0.80	0.02	0.82	(0.51)	—	—	(0.51)	13.05	6.58[2,6]	288	0.82[7]	0.82[7]	7.06[7]	108

1. Based on the average daily shares outstanding. 2. Assumes dividend reinvestment (if applicable). 3. Total returns would have been lower had certain expenses not been reduced during the period shown. 4. Less than ($0.005) per share. 5. The inception date for Class 1 and Class NAV shares is 10-15-05. 6. Not annualized. 7. Annualized.

U.S. Multi Sector Fund
CLASS NAV

08-31-2010	8.25	0.12	0.05	0.17	(0.12)	—	—	(0.12)	8.30	1.92[2,3]	902	0.79	0.79	1.33	34
08-31-2009	9.65	0.13	(1.33)	(1.20)	(0.20)	—	—	(0.20)	8.25	(12.22)[2]	870	0.81	0.81	1.72	67[4]
08-31-2008	11.29	0.13	(1.28)	(1.15)	(0.14)	(0.35)	—	(0.49)	9.65	(10.64)[2]	904	0.79	0.79	1.25	84
08-31-2007	10.41	0.13	0.90	1.03	(0.10)	(0.05)	—	(0.15)	11.29	9.93[2]	1,524	0.80	0.80	1.19	72
08-31-2006[5]	10.00	0.09	0.33	0.42	(0.01)	—	—	(0.01)	10.41	4.25[2,6]	1,227	0.82[7]	0.82[7]	1.01[7]	116

1. Based on the average daily shares outstanding. 2. Assumes dividend reinvestment (if applicable). 3. Total returns would have been lower had certain expenses not been reduced during the period shown. 4. The portfolio turnover rate for the year ended 8-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 5. The inception date for Class NAV shares is 10-29-05. 6. Not annualized. 7. Annualized.

Value Fund
CLASS NAV

08-31-2010	7.77	0.09	0.80	0.89	(0.07)	—	—	(0.07)	8.59	11.40[2,3]	145	0.80	0.80	1.02	60
08-31-2009	9.53	0.08	(1.77)	(1.69)	(0.07)	—	—	(0.07)	7.77	(17.56)[2]	122	0.87	0.87	1.24	59[4]
08-31-2008	11.43	0.08	(1.20)	(1.12)	(0.06)	(0.72)	—	(0.78)	9.53	(10.48)[2,3]	26	1.08	0.99	0.79	76
08-31-2007[5]	10.00	0.08	1.36	1.44	(0.01)	—	—	(0.01)	11.43	14.45[2,3,6]	14	1.40[7]	0.99[7]	0.88[7]	70

1. Based on the average daily shares outstanding. 2. Assumes dividend reinvestment (if applicable). 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. The portfolio turnover rate for the year ended 8-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 5. The inception date for Class NAV shares is 10-27-06. 6. Not annualized. 7. Annualized.

The accompanying notes are an integral part of the financial statements.	394

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net real-
			ized and								Net	Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset		assets,	before	including	Net
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	end of	reductions	reductions	investment	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	period	and amounts	and amounts	income	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	(in millions)	recaptured (%)	recaptured (%)	(loss) (%)	(%)

Value & Restructuring Fund
CLASS NAV

08-31-2010	8.69	0.15[9]	0.43	0.58	(0.13)	—	—	(0.13)	9.14	6.56[2,3]	503	0.85	0.85	1.50[9]	25
08-31-2009	11.98	0.14	(3.31)	(3.17)	(0.12)	—	—	(0.12)	8.69	(26.21)[2]	514	0.87	0.87	1.82	29[6]
08-31-2008	12.92	0.14	(0.85)	(0.71)	(0.19)	(0.04)	—	(0.23)	11.98	(5.68)[2]	568	0.86	0.86	1.10	14
08-31-2007	11.08	0.18	1.82	2.00	(0.12)	(0.04)	—	(0.16)	12.92	18.12[2]	395	0.86	0.86	1.40[4]	19
08-31-2006[5]	10.00	0.12	0.99	1.11	(0.03)	—	—	(0.03)	11.08	11.07[2,7]	296	0.92[8]	0.92[8]	1.33[8]	17

1. Based on the average daily shares outstanding. 2. Assumes dividend reinvestment (if applicable). 3. Total returns would have been lower had certain expenses not been reduced during the period shown. 4. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Fund/Portfolio which amounted to $0.04 and 0.31%, respectively. 5. The inception date for Class NAV shares is 10-29-05. 6. The portfolio turnover rate for the year ended 8-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 7. Not annualized. 8. Annualized. 9. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Fund which amounted to $0.03 and 0.30%, respectively.

The accompanying notes are an integral part of the financial statements.	395

John Hancock Funds II

Notes to Financial Statements

1. ORGANIZATION John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. It is a series company with multiple investment series (the Funds), fifty-eight of which are presented in this report. Each Fund, with the exception of Global Agribusiness Fund, Global Bond Fund, Global Infrastructure Fund, Global Real Estate Fund, Global Timber Fund, Real Estate Equity Fund, Real Estate Securities Fund, Real Return Bond Fund and U.S. Multi Sector Fund, is diversified for purposes of the Investment Company Act of 1940, as amended (the 1940 Act).

The Funds may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of Assets and Liabilities. Class Asharesareopen to all investors. Class I shares are offered to institutions and certain investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to certain affiliated John Hancock “fund of funds” that invest in Class NAV shares of underlying funds of the Trust, John Hancock Funds III (JHF III) and also in other affiliated funds of the John Hancock funds’ complex. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, transfer agent fees, state registration fees, and printing and postage fees for each class may differ.

Effective May 3, 2010, Heritage Fund changed its name from Vista Fund.

On June 25, 2010, the Board of Trustees approved the liquidation of the Strategic Bond Fund, to be effective on such date as the officers of the Trust may designate.

2. SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal year through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Funds’ own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

High Income Fund held securities that are valued on the basis of a price provided by a single pricing source, including broker-dealers from whom the security was purchased. The risk associated with single sourced prices is that when markets are less liquid, the price realized upon sale may be different than the price to value the security and the difference could be material to the fund. The percentage of single source only securities held by the Fund at August 31, 2010 amounted to 5.13% of net assets.

As of August 31, 2010, all investments for Alternative Asset Allocation Fund, Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio and Core Global Diversification Portfolio are categorized as Level 1 under the hierarchy described above.

The following is a summary of the values by input classification of the Funds’ investments as of August 31, 2010, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	08/31/10	Quoted Price	Inputs	Inputs
Active Bond Fund

U.S. Government & Agency Obligations	$206,420,024	—	$206,420,024	—
Foreign Government Obligations	138,483	—	138,483	—
Corporate Bonds	414,670,130	—	414,468,272	$201,858
Convertible Bonds	884,406	—	884,406	—
Municipal Bonds	1,903,496	—	1,903,496	—
Collateralized Mortgage Obligations	135,372,425	—	133,914,922	1,457,503
Asset Backed Securities	16,992,160	—	15,127,654	1,864,506
Common Stocks	18,356	—	—	18,356
Preferred Stocks	2,077,807	$1,334,537	384,000	359,270
Short-Term Investments	78,710,564	37,410,564	41,300,000	—

Total Investments in Securities	857,187,851	38,745,101	814,541,257	3,901,493
Other Financial Instruments
Futures	(8,362)	(8,362)
Totals	$857,179,489	$38,736,739	$814,541,257	$3,901,493

All Cap Core Fund

Common Stocks
Consumer Discretionary	$48,770,193	$48,770,193	—	—
Consumer Staples	37,056,626	37,056,626	—	—
Energy	53,510,301	53,510,301	—	—
Financials	88,287,791	88,287,791	—	—
Health Care	70,576,767	70,576,767	—	—
Industrials	53,246,640	53,246,640	—	—
Information Technology	93,349,075	93,349,075	—	—
Materials	18,375,406	18,375,406	—	—

396

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	08/31/10	Quoted Price	Inputs	Inputs
All Cap Core Fund (continued)

Telecommunication Services	$18,673,781	$18,673,781	—	—
Utilities	23,603,532	23,603,532	—	—
Short-Term Investments	55,738,901	55,738,901	—	—

Total Investments in Securities	561,189,013	561,189,013	—	—
Other Financial Instruments:
Futures	(348,480)	(348,480)	—	—
Totals	$560,840,533	$560,840,533	—	—

All Cap Value Fund

Common Stocks
Consumer Discretionary	$39,037,600	$39,037,600	—	—
Consumer Staples	12,073,864	12,073,864	—	—
Energy	67,573,807	67,573,807	—	—
Financials	89,933,167	89,933,167	—	—
Health Care	58,265,960	58,265,960	—	—
Industrials	49,455,612	49,455,612	—	—
Information Technology	51,855,065	51,855,065	—	—
Materials	40,065,158	40,065,158	—	—
Utilities	5,778,585	5,778,585	—	—
Short-Term Investments	54,027,992	51,331,992	$2,696,000	—

Total Investments in Securities	$468,066,810	$465,370,810	$2,696,000	—

Alpha Opportunities Fund

Common Stocks
Consumer Discretionary	$174,574,104	$163,765,887	$10,808,217	—
Consumer Staples	74,289,790	65,423,343	8,866,447	—
Energy	85,311,303	77,865,490	7,445,813	—
Financials	116,454,829	104,911,042	11,543,787	—
Health Care	120,688,593	113,977,975	6,710,618	—
Industrials	157,383,882	140,547,801	16,836,081	—
Information Technology	209,397,133	206,442,449	2,954,684	—
Materials	77,210,915	67,202,406	10,008,509	—
Telecommunication Services	12,324,361	12,324,361	—	—
Utilities	12,179,435	12,179,435	—	—
Preferred Stocks
Consumer Discretionary	1,515,398	—	1,515,398	—
Investment Companies	11,160,903	11,160,903	—	—
Short-Term Investments	215,787,001	153,087,001	62,700,000	—

Total Investments in Securities	$1,268,277,647	$1,128,888,093	$139,389,554	—
Other Financial Instruments:
Forward Foreign Currency Contracts	13,122	—	13,122	—
Written Options	(36,096)	(36,096)	—
Totals	$1,268,254,673	$1,128,851,997	$139,402,676	—

Blue Chip Growth Fund

Common Stocks
Consumer Discretionary	$401,575,772	$398,236,352	$3,339,420	—
Consumer Staples	30,049,728	30,049,728	—	—
Energy	118,160,580	118,160,580	—	—
Financials	243,860,391	240,046,094	3,814,297	—
Health Care	139,516,308	139,516,308	—	—
Industrials	245,206,556	245,206,556	—	—
Information Technology	580,358,162	558,024,937	22,333,225	—
Materials	52,436,572	52,436,572	—	—
Telecommunication Services	35,311,915	35,311,915	—	—
Short-Term Investments	200,716,740	200,716,740	—	—

Total Investments in Securities	$2,047,192,724	$2,017,705,782	$29,486,942	—

397

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	08/31/10	Quoted Price	Inputs	Inputs

Capital Appreciation Fund

Common Stocks
Consumer Discretionary	$312,416,954	$312,416,954	—	—
Consumer Staples	109,662,747	88,175,843	$21,486,904	—
Energy	70,478,539	70,478,539	—	—
Financials	74,246,435	74,246,435	—	—
Health Care	208,158,574	208,158,574	—	—
Industrials	135,198,922	119,524,594	15,674,328	—
Information Technology	578,177,464	566,276,384	11,901,080	—
Short-Term Investments	236,379,566	236,379,566	—	—

Total Investments in Securities	$1,724,719,201	$1,675,656,889	$49,062,312	—

Core Bond Fund

U.S. Government & Agency Obligations	$350,636,189	—	$350,636,189	—
Foreign Government Obligations	13,933,783	—	13,933,783	—
Corporate Bonds	109,146,981	—	109,146,981	—
Municipal Bonds	3,227,291	—	3,227,291	—
Collateralized Mortgage Obligations	141,300,547	—	139,669,163	$1,631,384
Asset Backed Securities	31,148,953	—	31,148,953	—
Short-Term Investments	64,369,989	$64,369,989	—	—

Total Investments in Securities	713,763,733	64,369,989	647,762,360	1,631,384
TBA Sale Commitments	(10,180,705)	—	(10,180,705)	—
Totals	$703,583,028	$64,369,989	$637,581,655	$1,631,384

Emerging Markets Debt Fund

Foreign Government Obligations
Argentina	$314,250	—	$314,250	—
Bahrain	262,828	—	262,828	—
Brazil	687,350	—	687,350	—
Chile	155,484	—	155,484	—
Colombia	305,000	—	305,000	—
Indonesia	824,490	—	824,490	—
Mexico	325,500	—	325,500	—
Panama	294,500	—	294,500	—
Peru	310,000	—	310,000	—
Philippines	237,500	—	237,500	—
South Africa	283,750	—	283,750	—
Turkey	580,000	—	580,000	—
Ukraine	495,900	—	495,900	—
Uruguay	322,500	—	322,500	—
Corporate Bonds
Argentina	361,814	—	361,814	—
Bermuda	103,875	—	103,875	—
Brazil	777,499	—	777,499	—
Canada	210,750	—	210,750	—
Cayman Islands	2,183,313	—	2,183,313	—
India	154,869	—	154,869	—
Indonesia	260,000	—	260,000	—
Luxembourg	263,438	—	263,438	—
Mexico	1,242,997	—	1,242,997	—
Netherlands	599,183	—	599,183	—
Peru	360,500	—	360,500	—
Russia	254,675	—	254,675	—
United States	1,407,249	—	1,407,249	—
U.S. Government & Agency Obligations	403,688	—	403,688	—
Preferred Stocks	24,584	$24,584	—	—
Short-Term Investments	1,400,000	—	1,400,000	—

Total Investments in Securities	15,407,486	24,584	15,382,902	—
Other Financial Instruments:
Forward Foreign Currency Contracts	2,837	—	2,837	—
Totals	$15,410,323	$24,584	$15,385,739	—

398

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	08/31/10	Quoted Price	Inputs	Inputs
Emerging Markets Value Fund

Common Stocks
Bermuda	$1,624,325	—	$1,624,325	—
Brazil	179,064,230	$179,064,230	—	—
Chile	40,344,944	40,344,944	—	—
China	131,030,144	16,579,117	114,451,027	—
Czech Republic	5,767,450	—	5,767,450	—
Hong Kong	86,541,641	8,892,867	77,648,774	—
Hungary	2,701,070	—	2,701,070	—
India	175,857,248	40,769,171	135,070,889	$17,188
Indonesia	45,618,338	91,774	45,526,564	—
Israel	193,834	—	193,834	—
Malaysia	56,906,070	—	56,906,070	—
Mexico	85,978,974	85,978,974	—	—
Philippines	10,337,117	—	10,337,117	—
Poland	23,042,455	—	23,042,455	—
Russia	76,853,092	27,950,283	48,902,809	—
South Africa	123,292,736	35,840,696	87,452,040	—
South Korea	210,310,259	48,686,491	161,623,768	—
Taiwan	206,260,634	13,865,992	192,394,642	—
Thailand	40,169,125	—	40,169,125	—
Turkey	37,088,079	—	37,088,079	—
Preferred Stocks
Brazil	38,544,949	38,504,658	40,291	—
Malaysia	133,143	—	133,143	—
Rights	146,176	—	146,176	—
Warrants	53,729	53,729	—	—
Short-Term Investments	145,359,475	145,359,475	—	—

Total Investments in Securities	$1,723,219,237	$681,982,401	$1,041,219,648	$17,188

Equity-Income Fund

Common Stocks
Consumer Discretionary	$162,505,060	$158,995,844	$3,509,216	—
Consumer Staples	48,771,291	48,771,291	—	—
Energy	144,226,618	144,226,618	—	—
Financials	212,701,518	212,701,518	—	—
Health Care	65,621,056	65,621,056	—	—
Industrials	151,156,252	151,156,252	—	—
Information Technology	60,585,419	60,585,419	—	—
Materials	74,496,096	74,496,096	—	—
Telecommunication Services	51,172,441	46,183,306	4,989,135	—
Utilities	98,552,611	98,552,611	—	—
Short-Term Investments	174,516,620	174,516,620	—	—

Total Investments in Securities	$1,244,304,982	$1,235,806,631	$8,498,351	—

Fundamental Value Fund

Common Stocks
Consumer Discretionary	$71,994,527	$69,954,283	$2,040,244	—
Consumer Staples	216,916,314	197,494,164	19,422,150	—
Energy	201,069,203	190,403,531	10,665,672	—
Financials	386,579,459	343,235,921	43,343,538	—
Health Care	151,484,947	139,585,436	11,899,511	—
Industrials	72,231,501	41,304,687	30,926,814	—
Information Technology	87,442,619	87,442,619	—	—
Materials	86,235,455	71,057,320	15,178,135	—
Telecommunication Services	4,917,740	4,917,740	—	—
Corporate Bonds
Basic Materials	5,830,960	—	5,830,960	—
Consumer, Cyclical	9,309,846	—	9,309,846	—
Convertible Bonds
Basic Materials	2,384,562	—	2,384,562	—
Short-Term Investments	66,319,786	11,826,786	54,493,000	—

Total Investments in Securities	$1,362,716,919	$1,157,222,487	$205,494,432	—

399

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	08/31/10	Quoted Price	Inputs	Inputs
Global Agribusiness Fund

Common Stocks
Argentina	$11,056	$11,056	—	—
Australia	3,911	—	$3,911	—
Brazil	29,174	29,174	—	—
Canada	585,577	585,577	—	—
Chile	12,795	12,795	—	—
China	25,019	13,680	11,339	—
Germany	18,168	—	18,168	—
Indonesia	85,754	—	85,754	—
Ireland	31,896	—	31,896	—
Italy	19,186	—	19,186	—
Japan	12,228	—	12,228	—
Malaysia	5,410	—	5,410	—
Netherlands	34,101	22,520	11,581	—
Norway	112,980	112,980	—	—
Singapore	380,722	—	380,722	—
Switzerland	179,556	179,556	—	—
United Kingdom	11,269	—	11,269	—
United States	881,552	881,552	—	—
Warrants	658	658

Total Investments in Securities	$2,441,012	$1,849,548	$591,464	—

Global Bond Fund

U.S. Government & Agency Obligations	$72,087,989	—	$72,087,989	—
Foreign Government Obligations	347,793,703	—	347,793,703	—
Corporate Bonds	266,646,039	—	266,646,039	—
Municipal Bonds	5,674,598	—	5,674,598	—
Term Loans	863,425	—	863,425	—
Collateralized Mortgage Obligations	86,876,355	—	86,876,355	—
Asset Backed Securities	9,991,611	—	9,250,410	$741,201
Preferred Stocks	103,540	$103,540	—	—
Short-Term Investments	8,177,697	—	8,177,697	—

Total Investments in Securities	798,214,957	103,540	797,370,216	741,201
Other Financial Instruments:
Futures	1,172,047	1,172,047	—	—
Forward Foreign Currency Contracts	15,658,547	—	15,658,547	—
Written Options	(3,476,142)	—	(3,476,142)	—
Interest Rate Swaps	3,040,786	—	3,040,786	—
Credit Default Swaps	3,060,701	—	3,060,701	—
Totals	$817,670,896	$1,275,587	$815,654,108	$741,201

Global Infrastructure Fund

Common Stocks
Bahamas	$9,284	$9,284	—	—
Bermuda	52,616	52,616	—	—
Brazil	48,601	48,601	—	—
Canada	278,778	278,778	—	—
China	17,633	—	$17,633	—
France	65,530	—	65,530	—
Germany	190,965	95,905	95,060	—
Hong Kong	65,860	—	65,860	—
Italy	209,806	—	209,806	—
Japan	34,447	—	34,447	—
Netherlands	100,918	—	100,918	—
Portugal	18,465	18,465	—	—
Singapore	75,518	—	75,518	—
South Korea	10,467	—	10,467	—
Spain	69,742	—	69,742	—
Thailand	86,189	—	86,189	—
United Kingdom	104,455	—	104,455	—
United States	744,427	744,427	—	—

Total Investments in Securities	$2,183,701	$1,248,076	$935,625	—

400

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	08/31/10	Quoted Price	Inputs	Inputs

Global Real Estate Fund

Common Stocks
Australia	$35,721,725	—	$35,721,725	—
Austria	—	—	—	—
Brazil	1,175,098	$1,175,098	—	—
Canada	17,519,629	17,519,629	—	—
China	4,371,566	—	4,371,566	—
Finland	750,515	—	750,515	—
France	15,957,564	—	15,957,564	—
Germany	650,842	—	650,842	—
Guernsey, C.I.	414,086	—	414,086	—
Hong Kong	75,096,957	—	75,096,957	—
Italy	1,009,515	—	1,009,515	—
Japan	41,019,296	—	41,019,296	—
Jersey, C.I.	2,717,020	—	2,717,020	—
Luxembourg	1,417,270	—	1,417,270	—
Malta	6	—	6	—
Netherlands	8,937,140	—	8,937,140	—
Norway	1,236,805	—	1,236,805	—
Philippines	2,346,348	—	2,346,348	—
Singapore	18,606,792	—	18,606,792	—
South Africa	1,288,267	—	1,288,267	—
Sweden	1,303,268	—	1,303,268	—
United Kingdom	25,583,111	—	25,583,111	—
United States	187,971,897	$187,971,897	—	—
Short-Term Investments	33,824,931	29,346,931	4,478,000	—

Total Investments in Securities	$478,919,648	$236,013,555	$242,906,093	—

Global Timber Fund

Common Stocks
Australia	$24,500	—	$24,500	—
Brazil	191,723	$191,723	—	—
Canada	271,049	271,049	—	—
Finland	248,615	—	248,615	—
Hong Kong	223,395	177,610	45,785	—
Japan	174,372	—	174,372	—
Portugal	97,743	—	97,743	—
South Korea	73,359	—	73,359	—
Sweden	65,687	—	65,687	—
United States	855,187	855,187	—	—
Preferred Stocks
Brazil	205,961	205,961	—	—

Total Investments in Securities	$2,431,591	$1,701,530	$730,061	—

Heritage Fund

Common Stocks
Consumer Discretionary	$40,282,784	$39,213,690	$1,069,094	—
Consumer Staples	6,982,469	6,982,469	—	—
Energy	11,001,703	11,001,703	—	—
Financials	13,478,652	13,478,652	—	—
Health Care	27,111,708	27,111,708	—	—
Industrials	36,290,280	36,290,280	—	—
Information Technology	57,251,899	56,008,241	1,243,658	—
Materials	6,989,241	6,989,241	—	—
Telecommunication Services	8,572,266	8,572,266	—	—
Utilities	1,199,142	1,199,142	—	—
Short-Term Investments	50,918,759	50,918,759	—	—

Total Investments in Securities	260,078,903	257,766,151	2,312,752	—

Other Financial Instruments:
Futures	(16,507)	(16,507)	—	—
Forward Foreign Currency Contracts	16,338	—	16,338	—
Totals	$260,078,734	$257,749,644	$2,329,090	—

401

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	08/31/10	Quoted Price	Inputs	Inputs

High Income Fund

Corporate Bonds	$213,623,254	—	$210,291,798	$3,331,456
Convertible Bonds	87,535,777	—	87,535,777	—
Term Loans	52,109,800	—	52,109,800	—
Collateralized Mortgage Obligations	842,262	—	536,238	306,024
Asset Backed Securities	6,661,038	—	6,661,038	—
Common Stocks	76,162,957	$66,239,851	3,221,429	6,701,677
Preferred Stocks	54,892,664	18,027,221	16,643,432	20,222,011
Warrants	369,004	369,004	—	—
Rights	—	—	—	—
Short-Term Investments	21,472,077	—	21,472,077	—

Total Investments in Securities	513,668,833	84,636,076	398,471,589	30,561,168

Other Financial Instruments:
Forward Foreign Currency Contracts	7,933	—	7,933	—
Totals	$513,676,766	$84,636,076	$398,479,522	$30,561,168

High Yield Fund

Foreign Government Obligations	$38,166,486	—	$33,905,319	$4,261,167
Corporate Bonds	810,993,850	—	810,921,850	72,000
Convertible Bonds	5,371,831	—	5,371,831	—
Common Stocks	15,414,439	$14,834,430	580,009	—
Preferred Stocks	21,490,270	8,911,000	12,562,444	16,826
Term Loans	46,523,269	—	46,516,200	7,069
Warrants	241,244	—	138,263	102,981
Short-Term Investments	34,908,265	3,193,457	31,714,808	—

Total Investments in Securities	973,109,654	26,938,887	941,710,724	4,460,043

Other Financial Instruments:				—
Futures	(39,524)	(39,524)	—	—
Forward Foreign Currency Contracts	177,814	—	177,814	—
Totals	$973,247,944	$26,899,363	$941,888,538	$4,460,043

Index 500 Fund

Common Stocks
Consumer Discretionary	$182,772,415	$182,772,415	—	—
Consumer Staples	209,863,157	209,863,157	—	—
Energy	197,755,865	197,755,865	—	—
Financials	283,566,093	283,566,093	—	—
Health Care	207,864,314	207,864,314	—	—
Industrials	187,744,304	187,744,304	—	—
Information Technology	325,517,380	325,517,380	—	—
Materials	64,445,494	64,445,494	—	—
Telecommunication Services	57,935,937	57,935,937	—	—
Utilities	65,295,147	65,295,147	—	—
Short-Term Investments	101,746,766	76,647,058	$25,099,708	—

Total Investments in Securities	1,884,506,872	1,859,407,164	25,099,708	—

Other Financial Instruments:
Futures	(470,088)	(470,088)	—	—
Totals	$1,884,036,784	$1,858,937,076	$25,099,708	—

International Equity Index Fund

Common Stocks
Australia	$19,840,484	—	$19,840,484	—
Austria	955,779	—	955,779	—
Belgium	2,426,546	—	2,426,546	—
Bermuda	162,460	—	162,460	—
Brazil	6,538,036	$6,538,036	—	—
Canada	26,981,734	26,981,734	—	—
Cayman Islands	254,667	—	254,667	—
Chile	1,468,711	1,468,711	—	—
China	10,583,385	—	10,124,222	$459,163
Colombia	763,823	763,823	—	—
Czech Republic	351,942	—	351,942	—
Denmark	2,515,548	—	2,515,548	—
Egypt	434,697	—	434,697	—
Finland	2,711,454	—	2,711,454	—

402

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	08/31/10	Quoted Price	Inputs	Inputs

International Equity Index Fund (continued)

France	$22,562,108	—	$22,562,108	—
Germany	18,045,335	—	18,045,335	—
Greece	791,387	—	791,387	—
Hong Kong	12,046,539	$105,085	11,941,454	—
Hungary	374,839	—	374,839	—
India	6,819,764	6,443,232	376,532	—
Indonesia	2,102,142	74,451	2,027,691	—
Ireland	1,228,924	42,412	1,186,512	—
Israel	2,099,779	1,201	2,098,578	—
Italy	7,185,499	—	7,185,499	—
Japan	54,273,391	—	54,273,391	—
Luxembourg	1,197,482	—	1,197,482	—
Malaysia	2,640,359	—	2,640,359	—
Malta	—	—	—	—
Mexico	3,662,996	3,572,719	90,277	—
Netherlands	6,562,747	—	6,562,747	—
New Zealand	272,287	—	272,287	—
Norway	1,823,804	—	1,823,804	—
Peru	471,297	471,297	—	—
Philippines	516,422	—	516,422	—
Poland	1,224,814	—	1,224,814	—
Portugal	650,199	—	650,199	—
Russia	5,648,580	4,769,625	878,955	—
Singapore	4,221,014	—	4,221,014	—
South Africa	5,879,206	—	5,879,206	—
South Korea	11,464,120	168,650	11,295,470	—
Spain	9,086,574	—	9,086,574	—
Sweden	6,762,781	—	6,762,781	—
Switzerland	20,994,237	—	20,994,237	—
Taiwan	6,902,201	—	6,902,201	—
Thailand	1,499,729	—	1,499,729	—
Turkey	1,486,642	—	1,486,642	—
Ukraine	21,744	—	21,744	—
United Kingdom	53,619,932	43,574	53,576,358	—
United States	165,504	165,504	—	—
Preferred Stocks
Brazil	7,529,647	7,529,647	—	—
Germany	1,055,495	—	1,055,495	—
South Korea	359,275	—	359,275	—
Rights
Brazil	468	468	—	—
Warrants
Italy	560	—	560	—
Short-Term Investments	18,775,834	18,775,834	—	—

Total Investments in Securities	$378,014,923	$77,916,003	$299,639,757	$459,163

Other Financial Instruments:
Futures	(361,836)	(361,836)	—	—
Forward Foreign Currency Contracts	432,457	—	432,457	—
Totals	$378,085,544	$77,554,167	$300,072,214	$459,163

International Small Cap Fund

Common Stocks
Australia	$18,195,909	—	$18,195,909	—
Austria	4,086,263	—	4,086,263	—
Bahamas	3,660,886	$3,660,886	—	—
Belgium	3,874,195	—	3,874,195	—
Canada	28,349,966	28,349,966	—	—
China	12,172,726	—	12,172,726	—
Finland	8,200,707	—	8,200,707	—
Germany	3,072,279	—	3,072,279	—
Greece	5,156,218	—	5,156,218	—
Hong Kong	29,033,850	—	29,033,850	—
Japan	16,967,474	—	16,967,474	—
Liechtenstein	3,725,552	—	3,725,552	—

403

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	08/31/10	Quoted Price	Inputs	Inputs

International Small Cap Fund (continued)

Netherlands	$17,967,854	—	$17,967,854	—
Norway	4,235,095	—	4,235,095	—
Singapore	526,119	—	526,119	—
South Korea	16,108,083	—	16,108,083	—
Spain	3,082,450	—	3,082,450	—
Sweden	2,380,532	—	2,380,532	—
Switzerland	8,927,433	—	8,927,433	—
Taiwan	18,384,624	—	18,384,624	—
Thailand	12,557,783	—	12,557,783	—
United Kingdom	27,522,839	—	27,522,839	—
United States	4,471,434	$4,471,434	—	—
Short-Term Investments	40,455,469	13,255,469	27,200,000	—

Total Investments in Securities	$293,115,740	$49,737,755	$243,377,985	—

International Small Company Fund

Common Stocks
Australia	$12,496,560	$165,862	$12,330,698	—
Austria	1,306,837	—	1,306,837	—
Belgium	1,562,782	—	1,562,782	—
Bermuda	723,020	93,493	629,527	—
Canada	17,431,798	17,431,798	—	—
Cayman Islands	17,726	—	17,726	—
China	189,564	—	189,564	—
Cyprus	211,796	—	211,796	—
Denmark	1,517,572	—	1,517,572	—
Finland	3,514,478	—	3,514,478	—
France	6,655,985	—	6,655,985	—
Germany	7,057,537	—	7,057,537	—
Gibraltar	89,250	—	89,250	—
Greece	1,894,681	—	1,894,681	—
Hong Kong	4,937,959	20,570	4,917,389	—
Ireland	1,600,727	—	1,600,727	—
Israel	1,648,475	6,474	1,642,001	—
Italy	4,683,457	2,690	4,680,767	—
Japan	34,195,969	—	34,195,969	—
Liechtenstein	57,894	—	57,894	—
Luxembourg	74,803	—	74,803	—
Malaysia	29,417	—	29,417	—
Monaco	57,741	—	57,741	—
Netherlands	3,088,717	28,324	3,060,393	—
New Zealand	1,002,778	—	1,002,778	—
Norway	1,378,312	—	1,378,312	—
Peru	72,298	—	72,298	—
Portugal	631,987	—	631,987	—
Singapore	2,390,689	—	2,390,689	—
South Africa	110,932	110,932	—	—
Spain	3,158,409	—	3,158,409	—
Sweden	3,792,622	—	3,792,622	—
Switzerland	8,038,643	—	8,038,643	—
United Kingdom	23,512,350	9,794	23,494,954	$7,602
United States	339,083	269,820	69,263	—
Preferred Stocks
Australia	41,816	—	41,816	—
Warrants	2,742	2,034	708	—
Rights	47	—	47	—
Short-Term Investments	5,769,989	5,769,989	—	—

Total Investments in Securities	$155,287,442	$23,911,780	$131,368,060	$7,602

404

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	08/31/10	Quoted Price	Inputs	Inputs

International Opportunities Fund

Common Stocks
Argentina	$8,527,888	$8,527,888	—	—
Belgium	15,395,655	—	$15,395,655	—
Bermuda	8,112,038	—	8,112,038	—
Brazil	61,993,260	61,993,260	—	—
Canada	23,524,131	23,524,131	—	—
China	32,170,189	15,500,567	7,872,255	$8,797,367
Denmark	20,567,216	—	20,567,216	—
France	58,358,186	—	58,358,186	—
Germany	91,982,705	—	91,982,705	—
Hong Kong	51,797,375	—	51,797,375	—
India	19,785,755	19,785,755	—	—
Israel	24,863,105	24,863,105	—	—
Japan	110,027,668	—	110,027,668	—
Luxembourg	15,077,271	15,077,271	—	—
Netherlands	2,217,854	2,217,854	—	—
Singapore	10,802,295	—	10,802,295	—
South Africa	13,426,000	—	13,426,000	—
Spain	46,449,325	—	46,449,325	—
Sweden	4,199,175	—	4,199,175	—
Switzerland	40,130,026	—	40,130,026	—
Taiwan	14,368,972	—	14,368,972	—
United Kingdom	103,016,862	—	103,016,862	—
Short-Term Investments	9,652,001	9,652,001	—	—

Total Investments in Securities	$786,444,952	$181,141,832	$596,505,753	$8,797,367

International Value Fund

Common Stocks
Australia	$13,656,008	—	$13,656,008	—
Austria	11,141,454	—	11,141,454	—
Bermuda	7,129,332	$7,129,332	—	—
Canada	23,856,640	23,856,640	—	—
China	15,661,892	—	15,661,892	—
France	120,387,721	—	120,387,721	—
Germany	107,500,598	—	107,500,598	—
Hong Kong	15,331,342	—	15,331,342	—
Ireland	404,712	404,712	—	—
Italy	17,957,387	—	17,957,387	—
Japan	87,293,262	—	87,293,262	—
Netherlands	66,523,471	—	66,523,471	—
Norway	58,634,906	—	58,634,906	—
Russia	12,092,085	12,092,085	—	—
Singapore	37,677,174	12,431,685	25,245,489	—
South Korea	46,565,432	46,565,432	—	—
Spain	33,787,952	—	33,787,952	—
Sweden	20,557,492	—	20,557,492	—
Switzerland	84,785,826	—	84,785,826	—
Taiwan	51,062,092	—	51,062,092	—
United Kingdom	259,104,322	—	259,104,322	—
United States	22,518,142	22,518,142	—	—
Short-Term Investments	101,546,845	70,646,845	30,900,000	—

Total Investments in Securities	$1,215,176,087	$195,644,873	$1,019,531,214	—

Investment Quality Bond Fund

U.S. Government & Agency Obligations	$89,522,431	—	$89,522,431	—
Foreign Government Obligations	3,150,387	—	3,150,387	—
Corporate Bonds	179,072,916	—	179,072,916	—
Convertible Bonds	35,901	—	35,901	—
Municipal Bonds	7,440,265	—	7,440,265	—
Collateralized Mortgage Obligations	21,521,382	—	21,521,382	—

405

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	08/31/10	Quoted Price	Inputs	Inputs

Investment Quality Bond Fund (continued)

Asset Backed Securities	$2,240,205	—	$1,176,305	$1,063,900
Preferred Stocks	14,912	—	14,912	—
Short-Term Investments	48,100,000	—	48,100,000	—

Total Investments in Securities	351,098,399	—	350,034,499	1,063,900

Other Financial Instruments:
Futures	50,529	$50,529	—	—
Forward Foreign Currency Contracts	(398,990)	—	(398,990)	—
Interest Rate Swaps	(554,329)	—	(554,329)	—
Credit Default Swaps	(34,557)	—	(34,557)	—
Totals	$350,161,052	$50,529	$349,046,623	$1,063,900

Large Cap Fund

Common Stocks
Consumer Discretionary	$35,603,645	$35,603,645	—	—
Consumer Staples	18,229,557	18,229,557	—	—
Energy	28,838,659	28,838,659	—	—
Financials	33,850,608	33,850,608	—	—
Health Care	36,001,549	36,001,549	—	—
Industrials	28,224,195	28,224,195	—	—
Information Technology	47,618,105	47,618,105	—	—
Materials	7,716,560	7,716,560	—	—
Telecommunication Services	6,135,811	6,135,811	—	—
Utilities	13,297,848	13,297,848	—	—
Investment Companies	4,007,860	4,007,860	—	—
Short-Term Investments	35,485,803	31,101,803	$4,384,000	—

Total Investments in Securities	$295,010,200	$290,626,200	$4,384,000	—

Large Cap Value Fund

Common Stocks
Consumer Discretionary	$57,217,676	$57,217,676	—	—
Consumer Staples	25,049,545	25,049,545	—	—
Energy	28,239,887	28,239,887	—	—
Financials	79,044,350	79,044,350	—	—
Health Care	62,018,436	62,018,436	—	—
Industrials	56,112,542	56,112,542	—	—
Information Technology	42,792,222	42,792,222	—	—
Materials	32,074,955	32,074,955	—	—
Telecommunication Services	22,501,685	22,501,685	—	—
Utilities	48,121,571	48,121,571	—	—
Short-Term Investments	68,125,436	60,620,436	$7,505,000	—

Total Investments in Securities	$521,298,305	$513,793,305	$7,505,000	—

Mid Cap Growth Index Fund

Common Stocks
Consumer Discretionary	$10,306,431	$10,306,431	—	—
Consumer Staples	1,581,644	1,581,644	—	—
Energy	4,676,390	4,676,390	—	—
Financials	2,665,200	2,665,200	—	—
Health Care	7,788,732	7,788,732	—	—
Industrials	6,743,068	6,743,068	—	—
Information Technology	9,941,554	9,941,554	—	—
Materials	2,912,668	2,912,668	—	—
Telecommunication Services	654,943	654,943	—	—
Utilities	461,442	461,442	—	—
Short-Term Investments	7,132,766	6,561,335	$571,431	—

Total Investments in Securities	54,864,838	54,293,407	571,431	—

Other Financial Instruments:
Futures	(28,880)	(28,880)	—	—
Totals	$54,835,958	$54,264,527	$571,431	—

406

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	08/31/10	Quoted Price	Inputs	Inputs

Mid Cap Index Fund

Common Stocks
Consumer Discretionary	$37,910,277	$37,910,277	—	—
Consumer Staples	11,737,288	11,737,288	—	—
Energy	16,146,757	16,146,757	—	—
Financials	58,515,424	58,515,424	—	—
Health Care	32,580,701	32,580,701	—	—
Industrials	40,913,685	40,913,685	—	—
Information Technology	42,890,205	42,890,205	—	—
Materials	18,705,029	18,705,029	—	—
Telecommunication Services	2,259,939	2,259,939	—	—
Utilities	18,536,564	18,536,564	—	—
Short-Term Investments	97,866,425	91,566,425	$6,300,000	—

Total Investments in Securities	378,062,294	371,762,294	6,300,000	—

Other Financial Instruments:
Futures	(305,421)	(305,421)	—	—
Totals	$377,756,873	$371,456,873	$6,300,000	—

Mid Cap Stock Fund

Common Stocks
Consumer Discretionary	$172,916,109	$172,916,109	—	—
Consumer Staples	17,853,718	17,853,718	—	—
Energy	14,894,562	13,179,250	$1,715,312	—
Financials	40,069,713	40,069,713	—	—
Health Care	111,427,093	104,917,150	6,509,943	—
Industrials	140,394,813	129,756,403	10,638,410	—
Information Technology	231,540,657	231,540,657	—	—
Materials	4,109,939	—	4,109,939	—
Telecommunication Services	8,858,646	$8,858,646	—	—
Short-Term Investments	281,805,286	237,705,286	44,100,000	—

Total Investments in Securities	1,023,870,536	956,796,932	67,073,604	—

Other Financial Instruments:
Forward Foreign Currency Contracts	(28,846)	—	(28,846)	—
Totals	$1,023,841,690	$956,796,932	$67,044,758	—

Mid Cap Value Equity Fund

Common Stocks
Consumer Discretionary	$14,977,400	$14,977,400	—	—
Consumer Staples	4,710,872	4,710,872	—	—
Energy	17,494,209	17,494,209	—	—
Financials	26,405,323	26,405,323	—	—
Health Care	13,345,085	13,345,085	—	—
Industrials	23,987,745	23,987,745	—	—
Information Technology	16,525,057	16,525,057	—	—
Materials	13,193,304	13,193,304	—	—
Telecommunication Services	3,921,428	3,921,428	—	—
Utilities	7,214,662	7,214,662	—	—
Corporate Bonds
Financial	3,396,484	—	—	$3,396,484
Convertible Bonds
Consumer, Cyclical	647,963	—	$647,963	—
Short-Term Investments	32,213,337	28,613,337	3,600,000	—

Total Investments in Securities	$178,032,869	$170,388,422	$4,247,963	$3,396,484

Mid Cap Value Index Fund

Common Stocks
Consumer Discretionary	$4,994,847	$4,994,847	—	—
Consumer Staples	2,767,631	2,767,631	—	—
Energy	2,746,359	2,746,359	—	—
Financials	14,448,307	14,448,307	—	—
Health Care	2,085,580	2,085,580	—	—
Industrials	4,124,964	4,124,964	—	—
Information Technology	4,670,988	4,670,988	—	—
Materials	3,532,020	3,532,020	—	—

407

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	08/31/10	Quoted Price	Inputs	Inputs

Mid Cap Value Index Fund (continued)

Telecommunication Services	$949,129	$949,129	—	—
Utilities	5,837,822	5,837,822	—	—
Short-Term Investments	6,175,919	4,331,426	$1,844,493	—

Total Investments in Securities	52,333,566	50,489,073	1,844,493	—

Other Financial Instruments:
Futures	(44,440)	(44,440)	—	—
Totals	$52,289,126	$50,444,633	$1,844,493	—

Mid Value Fund

Common Stocks
Consumer Discretionary	$61,939,958	$60,353,318	$1,586,640	—
Consumer Staples	33,741,210	33,741,210	—	—
Energy	33,279,852	33,279,852	—	—
Financials	82,280,573	82,280,573	—	—
Health Care	17,587,237	17,587,237	—	—
Industrials	29,093,340	29,093,340	—	—
Information Technology	28,187,797	28,187,797	—	—
Materials	19,199,595	19,199,595	—	—
Telecommunication Services	5,129,116	4,905,602	223,514	—
Utilities	35,278,377	35,278,377	—	—
Preferred Stocks
Financials	675,885	—	675,885	—
Utilities	468,912	—	468,912	—
Convertible Bonds
Basic Materials	2,420,303	—	2,420,303	—
Communications	2,880,313	—	2,880,313	—
Consumer, Non-cyclical	976,106	—	976,106	—
Financial	644,338	—	644,338	—
Industrial	1,234,480	—	1,234,480	—
Short-Term Investments	148,227,696	148,227,696	—	—

Total Investments in Securities	$503,245,088	$492,134,597	$11,110,491	—

Optimized Value Fund

Common Stocks
Consumer Discretionary	$47,101,803	$47,101,803	—	—
Consumer Staples	28,730,738	28,730,738	—	—
Energy	23,887,937	23,887,937	—	—
Financials	66,989,143	66,989,143	—	—
Health Care	42,890,210	42,890,210	—	—
Industrials	25,736,658	25,736,658	—	—
Information Technology	27,614,573	27,614,573	—	—
Materials	5,956,841	5,956,841	—	—
Telecommunication Services	22,180,708	22,180,708	—	—
Utilities	16,216,036	16,216,036	—	—
Short-Term Investments	4,896,000	—	$4,896,000	—

Total Investments in Securities	$312,200,647	$307,304,647	$4,896,000	—

Real Estate Equity Fund

Common Stocks
Consumer Discretionary	$13,154,302	$13,154,302	—	—
Financials	278,815,907	278,815,907	—	—
Convertible Bonds
Financial	3,448,044	—	$3,448,044	—
Short-Term Investments	83,565,547	83,565,547	—	—

Total Investments in Securities	$378,983,800	$375,535,756	$3,448,044	—

Real Estate Securities Fund

Common Stocks
Financials	$346,871,528	$346,871,528	—	—
Health Care	1,669,410	1,669,410	—	—
Short-Term Investments	103,307,414	100,166,414	$3,141,000	—

Total Investments in Securities	$451,848,352	$448,707,352	$3,141,000	—

408

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	08/31/10	Quoted Price	Inputs	Inputs

Real Return Bond Fund

U.S. Government & Agency Obligations	$1,047,613,009	—	$1,047,613,009	—
Foreign Government Obligations	23,309,078	—	23,309,078	—
Corporate Bonds	205,344,643	—	205,344,643	—
Municipal Bonds	1,940,989	—	1,940,989	—
Collateralized Mortgage Obligations	100,710,395	—	97,118,153	$3,592,242
Asset Backed Securities	23,993,482	—	21,545,964	2,447,518
Preferred Stocks	493,500	$493,500	—	—
Short-Term Investments	18,075,673	—	18,075,673	—

Total Investments in Securities	1,421,480,769	493,500	1,414,947,509	6,039,760

Other Financial Instruments:
Futures	651,475	651,475	—	—
Forward Foreign Currency Contracts	672,852	—	672,852	—
Written Options	(4,171,096)	—	(4,171,096)	—
Interest Rate Swaps	2,905,422	—	2,905,422	—
Credit Default Swaps	(223,623)	—	(223,623)	—
Totals	$1,421,315,799	$1,144,975	$1,414,131,064	$6,039,760

Short Term Government Income Fund

U.S. Government & Agency Obligations	$123,954,049	—	$123,954,049	—
Collateralized Mortgage Obligations	9,468,996	—	9,468,996	—
Short-Term Investments	6,800,000	—	6,800,000	—

Total Investments in Securities	$140,223,045	—	$140,223,045	—

Small Cap Growth Fund

Common Stocks
Consumer Discretionary	$27,217,938	$27,217,938	—	—
Consumer Staples	5,236,479	5,236,479	—	—
Energy	4,272,078	4,272,078	—	—
Financials	2,118,906	2,118,906	—	—
Health Care	28,730,286	28,730,286	—	—
Industrials	26,740,774	26,740,774	—	—
Information Technology	39,400,392	39,400,392	—	—
Materials	3,877,036	3,877,036	—	—
Telecommunication Services	1,422,622	1,422,622	—	—
Investment Companies	1,627,872	1,627,872	—	—
Short-Term Investments	7,300,000	—	$7,300,000	—

Total Investments in Securities	$147,944,383	$140,644,383	$7,300,000	—

Small Cap Index Fund

Common Stocks
Consumer Discretionary	$9,223,785	$9,223,785	—	—
Consumer Staples	2,232,476	2,232,476	—	—
Energy	3,709,930	3,709,211	$719	—
Financials	14,864,366	14,864,366	—	—
Health Care	8,925,245	8,925,156	—	$89
Industrials	10,440,192	10,440,192	—	—
Information Technology	12,423,934	12,423,934	—	—
Materials	3,608,989	3,608,989	—	—
Telecommunication Services	710,207	710,207	—	—
Utilities	2,397,323	2,397,323	—	—
Preferred Stocks
Health Care	208	208	—	—
Short-Term Investments	11,545,923	10,978,357	567,566	—

Total Investments in Securities	80,082,578	79,514,204	568,285	89

Other Financial Instruments:				—
Futures	(56,465)	(56,465)	—	—
Totals	$80,026,113	$79,457,739	$568,285	$89

409

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	08/31/10	Quoted Price	Inputs	Inputs

Small Cap Opportunities Fund

Common Stocks
Consumer Discretionary	$24,405,297	$24,405,297	—	—
Consumer Staples	5,684,526	5,684,526	—	—
Energy	11,675,636	11,675,636	—	—
Financials	33,019,619	33,019,619	—	—
Health Care	14,571,647	14,571,647	—	—
Industrials	26,202,715	26,202,715	—	—
Information Technology	22,543,192	22,543,192	—	—
Materials	8,721,902	8,721,902	—	—
Telecommunication Services	2,182,568	2,182,568	—	—
Utilities	1,539,603	1,539,603	—	—
Short-Term Investments	21,993,495	20,787,495	$1,206,000	—

Total Investments in Securities	$172,540,200	$171,334,200	$1,206,000	—

Small Cap Value Fund

Common Stocks
Consumer Discretionary	$21,966,018	$21,966,018	—	—
Consumer Staples	6,893,490	6,893,490	—	—
Energy	6,838,317	6,838,317	—	—
Financials	32,380,798	32,380,798	—	—
Health Care	10,180,254	10,180,254	—	—
Industrials	24,612,423	24,612,423	—	—
Information Technology	11,464,297	11,464,297	—	—
Materials	6,398,888	6,398,888	—	—
Utilities	7,770,633	7,770,633	—	—
Short-Term Investments	11,164,091	8,764,091	$2,400,000	—

Total Investments in Securities	$139,669,209	$137,269,209	$2,400,000	—

Small Company Growth Fund

Common Stocks
Consumer Discretionary	$20,096,731	$20,096,731	—	—
Consumer Staples	2,957,758	2,957,758	—	—
Energy	5,592,724	5,592,724	—	—
Financials	9,799,451	9,799,451	—	—
Health Care	22,792,326	22,792,326	—	—
Industrials	15,963,923	15,963,923	—	—
Information Technology	29,488,197	29,488,197	—	—
Materials	2,441,013	2,441,013	—	—
Telecommunication Services	1,377,763	1,377,763	—	—
Utilities	1,271,469	1,271,469	—	—
Short-Term Investments	38,268,215	38,268,215	—	—

Total Investments in Securities	$150,049,570	$150,049,570	—	—

Small Company Value Fund

Common Stocks
Consumer Discretionary	$37,294,133	$37,294,133	—	—
Consumer Staples	3,957,835	3,957,835	—	—
Energy	23,516,200	23,516,200	—	—
Financials	76,293,202	76,293,202	—	—
Health Care	21,407,184	21,407,184	—	—
Industrials	84,055,996	84,055,996	—	—
Information Technology	31,540,914	31,540,914	—	—
Materials	35,092,797	35,092,797	—	—
Telecommunication Services	1,218,176	1,218,176	—	—
Utilities	15,933,423	15,933,423	—	—
Preferred Stocks
Energy	2,592,964	2,592,964	—	—
Financials	4,507,415	—	$4,507,415	—
Investment Companies	3,811,700	3,811,700	—	—
Short-Term Investments	93,484,063	93,484,063	—	—

Total Investments in Securities	$434,706,002	$430,198,587	$4,507,415	—

410

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	08/31/10	Quoted Price	Inputs	Inputs

Smaller Company Growth Fund

Common Stocks
Consumer Discretionary	$20,530,758	$20,530,758	—	—
Consumer Staples	1,530,020	1,530,020	—	—
Energy	9,483,915	9,483,915	—	—
Financials	4,295,446	4,295,446	—	—
Health Care	17,597,848	17,597,848	—	—
Industrials	24,927,141	24,927,141	—	—
Information Technology	25,377,051	25,377,051	—	—
Materials	3,949,453	3,949,453	—	—
Telecommunication Services	3,861,011	3,861,011	—	—
Utilities	358,453	358,453	—	—
Short-Term Investments	21,740,552	17,934,552	$3,806,000	—

Total Investments in Securities	133,651,648	129,845,648	3,806,000	—

Other Financial Instruments:				—
Futures	(16,682)	(16,682)	—	—
Totals	$133,634,966	$129,828,966	$3,806,000	—

Spectrum Income Fund

U.S. Government & Agency Obligations	$165,979,196	—	$165,979,196	—
Foreign Government Obligations	112,942,035	—	112,599,095	$342,940
Corporate Bonds	360,877,164	—	360,306,476	570,688
Convertible Bonds	1,048,344	—	1,048,344	—
Municipal Bonds	3,007,348	—	3,007,348	—
Term Loans	14,330,585	—	14,330,585	—
Collateralized Mortgage Obligations	20,486,504	—	20,486,504	—
Asset Backed Securities	16,453,780	—	16,133,541	320,239
Common Stocks	106,295,280	$105,465,297	829,983	—
Preferred Stocks	4,386,844	2,271,168	2,115,676	—
Short-Term Investments	40,768,334	38,892,334	1,876,000	—

Total Investments in Securities	846,575,414	146,628,799	698,712,748	1,233,867

Other Financial Instruments				—
Futures	(223,645)	(223,645)	—	—
Forward Foreign Currency Contracts	6,677	—	6,677	—
Totals	$846,358,446	$146,405,154	$698,719,425	$1,233,867

Strategic Bond Fund

U.S. Government & Agency Obligations	$54,613,934	—	$54,613,934	—
Foreign Government Obligations	9,275,641	—	9,275,641	—
Corporate Bonds	74,243,076	—	74,242,174	$902
Municipal Bonds	1,181,971	—	1,181,971	—
Term Loans	4,793,874	—	4,793,874	—
Collateralized Mortgage Obligations	27,725,334	—	27,725,334	—
Asset Backed Securities	11,588,250	—	9,348,300	2,239,950
Common Stocks	673,876	$626,275	47,601	—
Preferred Stocks	617,201	207,484	409,717	—
Warrants	29,248	—	27,344	1,904
Purchased Options	14,666	—	14,666	—
Short-Term Investments	32,305,319	5,319	32,300,000	—

Total Investments in Securities	217,062,390	839,078	213,980,556	2,242,756

Other Financial Instruments:
Futures	68,252	68,252	—	—
Forward Foreign Currency Contracts	176,615	—	176,615	—
Written Options	(174,083)	(174,083)	—	—
Interest Rate Swaps	(1,022,356)	—	(1,022,356)	—
Totals	$216,110,818	$733,247	$213,134,815	$2,242,756

411

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	08/31/10	Quoted Price	Inputs	Inputs

Total Bond Market Fund

U.S. Government & Agency Obligations	$344,921,662	—	$344,921,662	—
Foreign Government Obligations	10,341,678	—	10,341,678	—
Corporate Bonds	124,515,548	—	124,515,548	—
Municipal Bonds	2,481,815	—	2,481,815	—
Collateralized Mortgage Obligations	24,346,946	—	24,346,946	—
Asset Backed Securities	872,410	—	872,410	—
Short-Term Investments	11,246,980	$11,246,980	—	—

Total Investments in Securities	$518,727,039	$11,246,980	$507,480,059	—

Total Return Fund

U.S. Government & Agency Obligations	$1,157,129,101	—	$1,157,129,101	—
Foreign Government Obligations	152,518,382	—	152,518,382	—
Corporate Bonds	568,797,094	—	568,797,094	—
Convertible Bonds	10,953,750	—	10,953,750	—
Municipal Bonds	61,649,979	—	61,649,979	—
Term Loans	4,936,449	—	4,936,449	—
Collateralized Mortgage Obligations	105,491,757	—	105,491,757	—
Asset Backed Securities	35,461,937	—	35,461,937	—
Preferred Stocks	18,193,098	$10,902,756	7,290,342	—
Short-Term Investments	405,430,145	—	405,430,145	—

Total Investments in Securities	2,520,561,692	10,902,756	2,509,658,936	—

TBA Sale Commitments	(25,822,110)	—	(25,822,110)	—

Other Financial Instruments:
Futures	4,078,816	4,078,816	—	—
Forward Foreign Currency Contracts	(5,450,446)	—	(5,450,446)	—
Written Options	(6,971,430)	(61,765)	(6,909,665)	—
Interest Rate Swaps	6,911,738	—	6,911,738	—
Credit Default Swaps	4,555,188	—	4,555,188	—
Totals	$2,497,863,448	$14,919,807	$2,482,943,641	—

U.S. High Yield Bond Fund

Corporate Bonds	$541,560,497	—	$541,560,497	—
Term Loans	134,398,388	—	134,398,388	—
Convertible Bonds	2,484,125	—	2,484,125	—
Asset Backed Securities	1,163,863	—	1,163,863	—
Common Stocks	4,481,303	$4,376,303	105,000	—
Preferred Stocks	155,120	—	71,120	$84,000
Rights	—	—	—	—
Warrants	—	—	—	—
Short-Term Investments	52,337,260	52,111,802	225,458	—

Total Investments in Securities	$736,580,556	$56,488,105	$680,008,451	$84,000

U.S. Multi Sector Fund

Common Stocks
Consumer Discretionary	$46,758,898	$46,758,898	—	—
Consumer Staples	181,677,575	181,677,575	—	—
Energy	67,377,895	67,377,895	—	—
Financials	25,323,746	25,323,746	—	—
Health Care	227,374,084	227,374,084	—	—
Industrials	51,006,652	51,006,652	—	—
Information Technology	255,897,452	255,897,452	—	—
Materials	8,345,070	8,345,070	—	—
Telecommunication Services	13,596,505	13,596,505	—	—
Utilities	619,305	619,305	—	—
Short-Term Investments	42,786,370	28,787,280	$13,999,090	—

Total Investments in Securities	920,763,552	906,764,462	13,999,090	—

Other Financial Instruments:
Futures	(102,373)	(102,373)
Totals	$920,661,179	$906,662,089	$13,999,090

412

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	08/31/10	Quoted Price	Inputs	Inputs

Value Fund

Common Stocks
Consumer Discretionary	$14,525,601	$14,525,601	—	—
Consumer Staples	13,734,865	13,734,865	—	—
Energy	10,807,176	10,807,176	—	—
Financials	27,714,512	27,714,512	—	—
Health Care	14,154,152	14,154,152	—	—
Industrials	19,799,240	19,799,240	—	—
Information Technology	11,453,267	11,453,267	—	—
Materials	14,281,611	14,281,611	—	—
Utilities	10,857,135	10,857,135	—	—
Short-Term Investments	7,841,855	7,841,855	—	—

Total Investments in Securities	$145,169,414	$145,169,414	—	—

Value & Restructuring Fund

Common Stocks
Consumer Discretionary	$23,757,897	$23,757,897	—	—
Consumer Staples	32,728,791	32,728,791	—	—
Energy	106,120,319	106,120,319	—	—
Financials	78,204,462	78,204,462	—	—
Health Care	32,011,748	32,011,748	—	—
Industrials	78,928,680	78,928,680	—	—
Information Technology	42,590,568	42,590,568	—	—
Materials	66,141,950	58,720,047	$7,421,903	—
Telecommunication Services	22,053,090	22,053,090	—	—
Preferred Stocks
Energy	1,140,952	1,140,952	—	—
Financials	6,792,729	5,294,579	1,498,150	—
Convertible Bonds
Consumer, Cyclical	6,059,214	—	6,059,214	—
Short-Term Investments	73,853,746	69,517,746	4,336,000	—

Total Investments in Securities	570,384,146	551,068,879	19,315,267	—

Other Financial Instruments:
Written Options	(705,390)	(705,390)	—	—
Totals	$569,678,756	$550,363,489	$19,315,267	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Level 3 assets beginning prior year balances may have changed to reflect updated sector classifications.

Active Bond Fund

	Asset	Collateralized
	Backed	Mortgage	Corporate	Common	Preferred
	Securities	Obligations	Bonds	Stocks	Stocks	Totals
Balance as of 8/31/09	$3,656,933	$5,165,113	$503,600	—	—	$9,325,646
Accrued discounts/premiums	22,791	(3)	—	—	—	22,788
Realized gain (loss)	(2,490,244)	1,208,093	781	—	—	(1,281,370)
Change in unrealized appreciation (depreciation)	3,837,167	(311,243)	(516)	—	$29,461	3,554,869
Net purchases (sales)	(1,563,763)	(2,386,768)	(22,781)	$18,356	329,809	(3,625,147)
Net transfers in and/out of Level 3	(1,598,378)	(2,217,689)	(279,226)	—	—	(4,095,293)
Balance as of 8/31/10	$1,864,506	$1,457,503	$201,858	$18,356	$359,270	$3,901,493
Change in unrealized at period end*	$749,497	$27,873	($516)	—	$29,461	$806,315

Core Bond Fund

Collateralized
Mortgage
Obligations
Balance as of 8/31/09	$556,323
Accrued discounts/premiums	19
Realized gain (loss)	19
Change in unrealized appreciation (depreciation)	44,076
Net purchases (sales)	1,587,270
Net transfers in and/out of Level 3	(556,323)
Balance as of 8/31/10	$1,631,384
Change in unrealized at period end*	$44,076

413

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Emerging Markets Value Fund

	Hong Kong	India	Totals
Balance as of 8/31/09	—	$16,560	$16,560
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	($402,041)	628	(401,413)
Net purchases (sales)	—	—	—
Net transfers in and/out of Level 3	402,041	—	402,041
Balance as of 8/31/10	—	$17,188	$17,188
Change in unrealized at period end*	($402,041)	$628	($401,413)

Global Bond Fund

	Asset	Collateralized	Foreign
	Backed	Mortgage	Government
	Securities	Obligations	Obligations	Totals
Balance as of 8/31/09	$894,572	$2,050,962	$2,115,895	$5,061,429
Accrued discounts/premiums	2,013	—	—	2,013
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	(25,178)	—	—	(25,178)
Net purchases (sales)	764,366	—	—	764,366
Net transfers in and/out of Level 3	(894,572)	(2,050,962)	(2,115,895)	(5,061,429)
Balance as of 8/31/10	$741,201	—	—	$741,201
Change in unrealized at period end*	($25,178)	—	—	($25,178)

High Income Fund

	Asset	Collateralized							Other
	Backed	Mortgage	Common	Corporate	Purchased	Preferred	Term		Financial
	Securities	Obligations	Stocks	Bonds	Options	Stock	Loans	Totals	Instruments
Balance as of 8/31/09	$2,207,200	$2,845,382	—	$28,573,055	$935,508	—	$1,355,357	$35,916,502	($935,508)
Accrued discounts/premiums	—	1,425	—	465,853		—	(2,361)	464,917	—
Realized gain (loss)	—	2,185,199	—	1,029,627	(2,043,300)	—	(2,034,085)	(862,559)	3,523,100
Change in unrealized appreciation
(depreciation)	—	(101,604)	($1,942,633)	343,323	1,107,792	$1,835,308	3,659,223	4,901,409	(2,587,592)
Net purchases (sales)	—	(4,172,610)	8,644,310	(14,844,728)		18,386,703	(2,978,134)	5,035,541	—
Net transfers in and/out of Level 3	(2,207,200)	(451,768)	—	(12,235,674)		—	—	(14,894,642)	—
Balance as of 8/31/10	—	$306,024	$6,701,677	$3,331,456	—	$20,222,011	—	$30,561,168	—
Change in unrealized at period end*	—	$592,122	($723,458)	$2,067,562	—	$1,835,308	—	$4,311,534	—

High Yield Fund

		Foreign
	Corporate	Government	Preferred	Term
	Bonds	Obligations	Stocks	Loans	Warrants	Totals
Balance as of 8/31/09	$854,252	$335,982	$5,865,771	$1,148,618	$1,361	$8,205,984
Accrued discounts/premiums	(99,076)	3,032		3,924		(92,120)
Realized gain (loss)	4,837	97,350	(95,532)			6,655
Change in unrealized appreciation (depreciation)	(113,525)	727,790	2,093,527	(246,243)	101,620	2,563,169
Net purchases (sales)	194,674	3,070,101	(7,846,940)	210,125		(4,372,040)
Net transfers in and/out of Level 3	(769,162)	26,912		(1,109,355)		(1,851,605)
Balance as of 8/31/10	$72,000	$4,261,167	$16,826	$7,069	$102,981	$4,460,043
Change in unrealized at period end*	($113,525)	$727,789	—	($246,243)	$101,620	$469,641

International Equity Index Fund

	China	Ireland	Totals
Balance as of 8/31/09	—	—	—
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	$36,611	($20,425)	$16,186
Net purchases (sales)	191,165	—	191,165
Net transfers in and/out of Level 3	231,387	20,425	251,812
Balance as of 8/31/10	$459,163	—	$459,163
Change in unrealized at period end*	$36,611	($20,425)	$16,186)

414

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

International Opportunities Fund

China
Balance as of 8/31/09	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	$460,095
Net purchases (sales)	8,337,272
Net transfers in and/out of Level 3	—
Balance as of 8/31/10	$8,797,367
Change in unrealized at period end*	$460,095

International Small Company Fund

					South	United
	Australia	Canada	Greece	Japan	Korea	Kingdom	Total
Balance as of 8/31/09	$1,940	—	—	—	—	—	$1,940
Accrued discounts/premiums	—	—	—	—	—	—	—
Realized gain (loss)	(52,344)	($44,668)	($34,211)	($51,244)	($150,687)	—	(333,154)
Change in unrealized appreciation (depreciation)	52,134	44,491	37,244	51,244	151,243	($4,044)	332,312
Net purchases (sales)	(1,730)	(124)	(3,033)	—	(556)	11,646	6,203
Net transfers in and/out of Level 3	—	301	—	—	—	—	301
Balance as of 8/31/10	—	—	—	—	—	$7,602	$7,602
Change in unrealized at period end*	—	($301)	—	—	—	($4,045)	($4,346)

Investment Quality Bond Fund

Asset Backed
Securities
Balance as of 8/31/09	—
Accrued discounts/premiums	$7
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	19,281
Net purchases (sales)	1,044,612
Net transfers in and/out of Level 3	—
Balance as of 8/31/10	$1,063,900
Change in unrealized at period end*	$19,281

Mid Cap Value Equity Fund

Financials
Balance as of 8/31/09	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	($1,617,516)
Net purchases (sales)	5,014,000
Net transfers in and/out of Level 3	—
Balance as of 8/31/10	$3,396,484
Change in unrealized at period end*	($1,617,516)

Real Return Bond Fund

	Asset	Collateralized
	Backed	Mortgage
	Securities	Obligations	Totals
Balance as of 8/31/09	—	$4,650,000	$4,650,000
Accrued discounts/premiums	$8,602	—	8,602
Realized gain (loss)	11,649	—	11,649
Change in unrealized appreciation (depreciation)	(667)	220,312	219,645
Net purchases (sales)	2,427,934	3,371,930	5,799,864
Net transfers in and/out of Level 3	—	(4,650,000)	(4,650,000)
Balance as of 8/31/10	$2,447,518	$3,592,242	$6,039,760
Change in unrealized at period end*	($667)	$220,312	$219,645

415

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Small Cap Index Fund

Health Care
Balance as of 8/31/09	$172
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(83)
Net purchases (sales)	—
Net transfers in and/out of Level 3	—
Balance as of 8/31/10	$89
Change in unrealized at period end*	($83)

Spectrum Income Fund

	Asset		Foreign
	Backed	Corporate	Government	Preferred
	Securities	Bonds	Obligations	Stocks	Totals
Balance as of 8/31/09	—	$1,347,695	$180,600	$77,000	$1,605,295
Accrued discounts/premiums	$29	16,098	7,662	—	23,789
Realized gain (loss)	—	70,553	5,361	—	75,914
Change in unrealized appreciation (depreciation)	319	152,584	41,460	—	194,363
Net purchases (sales)	319,891	(783,930)	107,857	—	(356,182)
Net transfers in and/out of Level 3	—	(232,312)	—	(77,000)	(309,312)
Balance as of 8/31/10	$320,239	$570,688	$342,940	—	$1,233,867
Change in unrealized at period end*	$319	$4,195	$41,460	—	$45,974

Strategic Bond Fund

	Asset
	Backed	Corporate	Preferred
	Securities	Bonds	Stocks	Warrants	Totals
Balance as of 8/31/09	—	$14,625	$369,380	—	$384,005
Accrued discounts/premiums	$4,149	(26,855)	—	—	(22,706)
Realized gain (loss)	—	—	—	—	—
Change in unrealized appreciation (depreciation)	7,551	(4,994)	88,360	$1,904	92,821
Net purchases (sales)	2,228,250	32,500	(457,740)	—	1,803,010
Net transfers in and/out of Level 3	—	(14,374)	—	—	(14,374)
Balance as of 8/31/10	$2,239,950	$902	—	$1,904	$2,242,756
Change in unrealized at period end*	$7,551	($4,994)	—	$1,904	$4,461

Total Return Fund

Asset
Backed
Securities
Balance as of 8/31/09	$824,791
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Net transfers in and/out of Level 3	(824,791)
Balance as of 8/31/10	—
Change in unrealized at period end*	—

U.S. High Yield Bond Fund

	Common	Corporate	Preferred
	Stocks	Bonds	Stocks	Warrants	Totals
Balance as of 8/31/09	$125,003	$35,000	$127,000	—	$287,003
Accrued discounts/premiums	—	8,293	—	—	8,293
Realized gain (loss)	—	147	—	—	147
Change in unrealized appreciation (depreciation)	—	636,576	—	($680,016)	(43,440)
Net purchases (sales)	—	(680,016)	84,000	680,016	84,000
Net transfers in and/out of Level 3	(125,003)	—	(127,000)	—	(252,003)
Balance as of 8/31/10	—	—	$84,000	—	$84,000
Change in unrealized at period end*	—	—	—	($680,016)	($680,016)

416

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Value & Restructuring Fund

Financials
Balance as of 8/31/09	$25,596
Accrued discounts/premiums	—
Realized gain (loss)	(231,766)
Change in unrealized appreciation (depreciation)	234,060
Net purchases (sales)	(27,890)
Net transfers in and/out of Level 3	—
Balance as of 8/31/10	—
Change in unrealized at period end*	—

* Change in unrealized appreciation (depreciation) attributable to level 3 securities held at the period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of Changes.

During the year ended August 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Funds use the following valuation techniques. Equity securities held by the Funds are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in underlying affiliated funds and/or other investment companies are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value (NAV). JHCIT has a floating NAV and invests in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase Agreements The Funds may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account.

When-Issued/Delayed Delivery Securities The Funds may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (TBA Sale Commitments). At the time that the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time that the Fund enters into this type of transaction, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Term Loans (Floating Rate Loans) Certain Funds may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

Payment-in-Kind Bonds The Funds may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically.

Inflation Indexed Bonds Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted to a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities reduce interest income to the extent of income recorded in the current fiscal year. Excess amounts are recorded as an adjustment to cost.

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SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Stripped Securities Stripped mortgage backed securities are financial instruments that derive their value from other instruments so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that a Fund may not receive all or part of its principal because the counterparty or issuer has defaulted on its obligation.

Foreign Currency Translation Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Security Transactions and Related Investment Income Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Certain Funds may be subject to foreign earnings and repatriation taxes which are accrued based upon net investment income, net realized gains or net unrealized appreciation.

Securities Lending Certain Funds may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Funds will invest collateral in JHCIT. As a result, the Funds will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Funds could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Funds may receive compensation for lending securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Real Estate Investment Trusts From time to time, the Funds may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Such estimates are revised when the actual composition of such distribution becomes available. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

Line of Credit The Funds may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Funds and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $200 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $300 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the year ended August 31, 2010, the Funds had no significant borrowings under the line of credit.

Expenses The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds’ relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class Allocations Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal Income Taxes The Funds intend to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, certain Funds have capital loss carryforwards available to offset future net realized capital gains. Availability of certain amounts of the loss carryforwards, which were acquired in a merger, may be limited in a given year. The following table details the capital loss carryforward available as of August 31, 2010.

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			CAPITAL LOSS CARRYFORWARDS
			EXPIRING AT AUGUST 31
Fund	2014	2015	2016	2017	2018

Active Bond Fund	—	—	—	—	—
All Cap Core Fund	—	—	—	$161,190,786	$83,604,897
All Cap Value Fund	—	—	—	—	—
Alpha Opportunities Fund	—	—	—	—	—
Alternative Asset Allocation Fund	—	—	—	—	—
Blue Chip Growth Fund	—	—	$30,360	201,660,850	243,929,588
Capital Appreciation Fund	$21,055	$15,745,631	7,209,640	159,559,023	33,983,723
Core Bond Fund	—	—	—	—	—
Core Diversified Growth & Income Portfolio	—	—	—	—	—
Core Fundamental Holdings Portfolio	—	—	—	—	—
Core Global Diversification Portfolio	—	—	—	—	—
Emerging Markets Debt Fund	—	—	—	—	—
Emerging Markets Value Fund	—	—	—	—	—
Equity-Income Fund	—	—		77,245,378	91,896,968
Fundamental Value Fund	—	—	—	67,420,909	241,358,537
Global Agribusiness Fund	—	—	—	—	—
Global Bond Fund	—	—	—	26,092,479	—
Global Infrastructure Fund	—	—	—	—	—
Global Real Estate Fund	—	—	9,668,659	49,590,388	207,343,435
Global Timber Fund	—	—	—	—	—
Heritage Fund	—	—	—	—	—
High Income Fund	—	—	—	6,152,875	2,712,429
High Yield Fund	—	—	991,060	66,823,008	229,714,878
Index 500 Fund	—	—	—	15,771,272	200,933,455
International Equity Index Fund	—	—	—	3,637,697	77,060,203
International Opportunities Fund	—	—	—	124,967,978	120,549,657
International Small Cap Fund	—	—	—	—	76,750,929
International Small Company Fund	—	—	—	—	130,964,900
International Value Fund	—	—	—	15,012,374	197,105,545
Investment Quality Bond Fund	—	—	—	3,399,479	2,500,698
Large Cap Fund	—	—	—	40,155,382	79,956,914
Large Cap Value Fund	—	—	2,565,968	78,527,943	130,485,979
Mid Cap Growth Index Fund	—	—	—	—	—
Mid Cap Index Fund	—	—	—	2,614,050	1,625,550
Mid Cap Stock Fund	—	—	—	84,455,365	59,353,578
Mid Cap Value Equity Fund	—	—	—	1,586,750	13,512,695
Mid Cap Value Index Fund	—	—	—	—	—
Mid Value Fund	—	—	—	—	—
Optimized Value Fund	—	—	6,372,104	216,637,523	139,759,660
Real Estate Equity Fund	—	—	—	9,589,346	46,833,838
Real Estate Securities Fund	—	—	—	6,783,480	6,938,457
Real Return Bond Fund	—	—	—	—	—
Short Term Government Income Fund	—	—	—	—	—
Small Cap Growth Fund	—	—	—	—	—
Small Cap Index Fund	—	—	—	868,942	21,671,436
Small Cap Opportunities Fund	—	—	869,705	13,904,174	20,931,052
Small Cap Value Fund	—	—	—	—	—
Small Company Growth Fund	—	—	—	14,620,860	15,881,406
Small Company Value Fund	—	—	—	7,019,758	42,434,468
Smaller Company Growth Fund	—	—	—	—	—
Spectrum Income Fund	—	—	—	16,131,303	18,496,559
Strategic Bond Fund	—	521,499	—	626,128	11,484,076
Total Bond Market Fund	—	—	—	—	—
Total Return Fund	—	—	—	—	—
U.S. High Yield Bond Fund	—	—	469,396	13,647,086	4,845,131
U.S. Multi Sector Fund	—	—	3,502,461	108,759,462	66,810,220
Value Fund	—	—	—	—	—
Value & Restructuring Fund			1,288,503	52,994,469	75,764,790

As of August 31, 2010, the Funds have no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

419

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The costs of investments owned on August 31, 2010, including short-term investments, for federal income tax purposes, were as follows:

				Net Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	(Depreciation)	(Depreciation)

Active Bond Fund	$824,425,264	$60,067,639	($27,305,052)	$32,762,587
All Cap Core Fund	567,609,695	22,978,126	(29,398,808)	(6,420,682)
All Cap Value Fund	454,259,903	35,035,495	(21,228,588)	13,806,907
Alpha Opportunities Fund	1,315,667,946	33,799,813	(81,190,112)	(47,390,299)
Alternative Asset Allocation Fund	1,077,244	311,867	—	311,867
Blue Chip Growth Fund	1,819,819,489	293,232,759	(65,859,524)	227,373,235
Capital Appreciation Fund	1,632,974,475	191,682,378	(99,937,652)	91,744,726
Core Bond Fund	699,865,066	15,867,235	(1,968,568)	13,898,667
Core Diversified Growth & Income Portfolio	22,301,866	840,782	(333,504)	507,278
Core Fundamental Holdings Portfolio	11,584,862	649,251	(183,929)	465,322
Core Global Diversification Portfolio	24,370,988	499,346	(537,881)	(38,535)
Emerging Markets Debt Fund	14,642,576	806,982	(42,072)	764,910
Emerging Markets Value Fund	1,503,815,099	303,125,449	(83,721,311)	219,404,138
Equity-Income Fund	1,319,401,807	61,311,870	(136,408,695)	(75,096,825)
Fundamental Value Fund	1,292,400,084	150,779,380	(80,462,545)	70,316,835
Global Agribusiness Fund	2,135,495	410,465	(104,948)	305,517
Global Bond Fund	815,650,127	26,732,261	(44,167,431)	(17,435,170)
Global Infrastructure Fund	2,227,159	142,571	(186,029)	(43,458)
Global Real Estate Fund	468,831,303	66,007,690	(55,919,345)	10,088,345
Global Timber Fund	2,187,782	323,474	(79,665)	243,809
Heritage Fund	251,128,427	21,090,112	(12,139,636)	8,950,476
High Income Fund	564,091,113	66,375,722	(116,798,002)	(50,422,280)
High Yield Fund	991,532,263	59,787,556	(78,210,165)	(18,422,609)
Index 500 Fund	1,762,198,855	281,845,541	(159,537,524)	122,308,017
International Equity Index Fund	373,657,499	50,103,838	(45,746,414)	4,357,424
International Opportunities Fund	735,958,479	101,678,148	(51,191,675)	50,486,473
International Small Cap Fund	275,557,758	58,746,331	(41,188,349)	17,557,982
International Small Company Fund	187,734,445	13,677,600	(46,124,603)	(32,447,003)
International Value Fund	1,381,478,154	79,978,505	(246,280,572)	(166,302,067)
Investment Quality Bond Fund	333,102,749	19,080,111	(1,084,461)	17,995,650
Large Cap Fund	301,102,952	20,637,335	(26,730,087)	(6,092,752)
Large Cap Value Fund	560,128,493	19,385,812	(58,216,000)	(38,830,188)
Mid Cap Growth Index Fund	59,903,278	1,611,158	(6,649,598)	(5,038,440)
Mid Cap Index Fund	342,052,124	64,956,859	(28,946,689)	36,010,170
Mid Cap Stock Fund	976,991,521	104,112,441	(57,233,426)	46,879,015
Mid Cap Value Equity Fund	161,510,217	29,257,930	(12,735,278)	16,522,652
Mid Cap Value Index Fund	58,624,361	548,616	(6,839,411)	(6,290,795)
Mid Value Fund	480,966,206	39,567,563	(17,288,681)	22,278,882
Optimized Value Fund	317,715,028	18,645,600	(24,159,981)	(5,514,381)
Real Estate Equity Fund	360,838,678	90,527,679	(72,382,557)	18,145,122
Real Estate Securities Fund	407,086,749	57,567,128	(12,805,525)	44,761,603
Real Return Bond Fund	1,389,833,869	50,562,650	(18,915,750)	31,646,900
Short Term Government Income Fund	138,656,228	1,898,182	(331,365)	1,566,817
Small Cap Growth Fund	145,596,448	14,818,208	(12,470,273)	2,347,935
Small Cap Index Fund	73,771,240	15,922,146	(9,610,808)	6,311,338
Small Cap Opportunities Fund	165,640,793	19,290,512	(12,391,105)	6,899,407
Small Cap Value Fund	125,898,865	15,477,961	(1,707,617)	13,770,344
Small Company Growth Fund	139,884,064	20,469,481	(10,303,975)	10,165,506
Small Company Value Fund	436,898,135	54,742,927	(56,935,060)	(2,192,133)
Smaller Company Growth Fund	131,461,838	12,822,690	(10,632,880)	2,189,810
Spectrum Income Fund	818,874,170	53,255,763	(25,554,519)	27,701,244
Strategic Bond Fund	239,645,632	9,695,428	(32,278,670)	(22,583,242)
Total Bond Market Fund	481,634,063	37,263,964	(170,988)	37,092,976
Total Return Fund	2,469,867,663	95,086,191	(44,392,162)	50,694,029
U.S. High Yield Bond Fund	704,620,025	41,500,405	(9,539,874)	31,960,531
U.S. Multi Sector Fund	927,568,002	68,275,706	(75,080,156)	(6,804,450)
Value Fund	134,591,107	15,927,764	(5,349,457)	10,578,307
Value & Restructuring Fund	501,239,681	102,304,343	(33,159,878)	69,144,465

420

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Distribution of Income and Gains Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Emerging Markets Debt Fund generally declares dividends daily and pays them monthly. Active Bond Fund, Core Bond Fund, High Income Fund, High Yield Fund, Investment Quality Bond Fund, Real Return Bond Fund, Spectrum Income Fund, Short Term Government Income Fund, Strategic Bond Fund, Total Bond Market Fund, Total Return Fund and U.S. High Yield Bond Fund, generally declare and pay dividends quarterly. All other funds generally declare and pay dividends annually. All Funds generally declare and pay capital gain distributions, if any, annually. The tax character of each Fund’s distributions for the year ended August 31, 2010 was as follows:

		2010 Distributions
	Ordinary	Long Term	Return of
Fund	Income	Capital Gains	Capital	Total

Active Bond Fund	$35,394,725	—	—	$35,394,725
All Cap Core Fund	5,839,540	—	—	5,839,540
All Cap Value Fund	1,252,875	—	—	1,252,875
Alpha Opportunities Fund	69,995,012	—	—	69,995,012
Alternative Asset Allocation Fund	63,655	—	—	63,655
Blue Chip Growth Fund	2,375,067	—	—	2,375,067
Capital Appreciation Fund	3,425,284	—	—	3,425,284
Core Bond Fund	21,246,925	—	—	21,246,925
Core Diversified Growth & Income Portfolio	378,375	$24,841	—	403,216
Core Fundamental Holdings Portfolio	268,209	12,328	—	280,537
Core Global Diversification Portfolio	321,986	21,672	—	343,658
Emerging Markets Debt Fund	572,724	—	—	572,724
Emerging Markets Value Fund	13,574,945	—	—	13,574,945
Equity-Income Fund	16,615,538	—	—	16,615,538
Fundamental Value Fund	12,391,101	—	—	12,391,101
Global Agribusiness Fund	35,843	—	—	35,843
Global Bond Fund	60,028,208	—	—	60,028,208
Global Infrastructure Fund	27,019	—	—	27,019
Global Real Estate Fund	12,096,501	—	—	12,096,501
Global Timber Fund	4,983	—	—	4,983
Heritage Fund	—	—	—	—
High Income Fund	58,474,637	—	—	58,474,637
High Yield Fund	106,964,373	—	—	106,964,373
Index 500 Fund	37,125,883	—	—	37,125,883
International Equity Index Fund	12,540,484	—	—	12,540,484
International Opportunities Fund	8,212,208	—	—	8,212,208
International Small Cap Fund	4,075,365	—	—	4,075,365
International Small Company Fund	5,041,096	—	—	5,041,096
International Value Fund	23,242,349	—	—	23,242,349
Investment Quality Bond Fund	9,753,604	—	—	9,753,604
Large Cap Fund	2,136,708	—	—	2,136,708
Large Cap Value Fund	7,884,818	—	—	7,884,818
Mid Cap Growth Index Fund	—	—	—	—
Mid Cap Index Fund	5,711,496	—	—	5,711,496
Mid Cap Stock Fund	86,849	—	—	86,849
Mid Cap Value Equity Fund	1,771,675	—	—	1,771,675
Mid Cap Value Index Fund	—	—	—	—
Mid Value Fund	10,213,854	37,295	—	10,251,149
Optimized Value Fund	6,190,441	—	—	6,190,441
Real Estate Equity Fund	5,771,107	—	—	5,771,107
Real Estate Securities Fund	3,702,351	—	—	3,702,351
Real Return Bond Fund	44,106,478	—	—	44,106,478
Short Term Government Income Fund	1,482,450	—	—	1,482,450
Small Cap Growth Fund	—	—	—	—
Small Cap Index Fund	1,405,466	—	—	1,405,466
Small Cap Opportunities Fund	186,327	—	—	186,327
Small Cap Value Fund	1,538,634	13,503	—	1,552,137
Small Company Growth Fund	—	—	$132,484	132,484
Small Company Value Fund	3,602,152	—	—	3,602,152
Smaller Company Growth Fund	—	—	—	—
Spectrum Income Fund	42,165,410	—	—	42,165,410
Strategic Bond Fund	23,320,743	—	—	23,320,743
Total Bond Market Fund	27,901,965	—	—	27,901,965
Total Return Fund	87,086,236	—	—	87,086,236
U.S. High Yield Bond Fund	63,244,025	—	—	63,244,025
U.S. Multi Sector Fund	12,428,759	—	—	12,428,759
Value Fund	976,292	—	—	976,292
Value & Restructuring Fund	7,347,600	—	—	7,347,600

421

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The tax character of each Fund’s distributions for the year ended August 31, 2009 was as follows:

		2009 Distributions
	Ordinary	Long Term	Return of
Fund	Income	Capital Gains	Capital	Total

Active Bond Fund	$34,012,348	—	—	$34,012,348
All Cap Core Fund	7,244,316	$41,865	—	7,286,181
All Cap Value Fund	788,351	2,409,045	—	3,197,396
Alpha Opportunities Fund	268,998	—	—	268,998
Alternative Asset Allocation Fund	—	—	—	—
Blue Chip Growth Fund	4,364,440	—	—	4,364,440
Capital Appreciation Fund	3,933,896	—	—	3,933,896
Core Bond Fund	11,962,010	—	—	11,962,010
Core Diversified Growth & Income Portfolio	47,109	—	—	47,109
Core Fundamental Holdings Portfolio	29,345	—	—	29,345
Core Global Diversification Portfolio	34,804	—	—	34,804
Emerging Markets Value Fund	21,646,182	—	—	21,646,182
Equity-Income Fund	28,088,333	57,190,163	—	85,278,496
Fundamental Value Fund	14,461,431	—	—	14,461,431
Global Agribusiness Fund	9,038	—	—	9,038
Global Bond Fund	109,510,063	1,362,975	—	110,873,038
Global Infrastructure Fund	23,775	—	—	23,775
Global Real Estate Fund	16,836,266	—	—	16,836,266
Global Timber Fund	8,883	—	—	8,883
Heritage Fund (formerly, Vista Fund)	159,644	14,136,624	—	14,296,268
High Income Fund	57,336,025	—	—	57,336,025
High Yield Fund	150,285,305	—	—	150,285,305
Index 500 Fund	19,525,474	1,984	—	19,527,458
International Equity Index Fund	8,410,085	981,866	—	9,391,951
International Opportunities Fund	8,031,464	—	—	8,031,464
International Small Cap Fund	6,805,850	30,285,300	—	37,091,150
International Small Company Fund	5,873,880	6,624,270	—	12,498,150
International Value Fund	44,157,796	31,822,867	—	75,980,663
Investment Quality Bond Fund	9,719,801	—	—	9,719,801
Large Cap Fund	4,770,863	—	—	4,770,863
Large Cap Value Fund	7,889,477	—	—	7,889,477
Mid Cap Index Fund	3,808,357	5,520,714	—	9,329,071
Mid Cap Stock Fund	143,548	—	—	143,548
Mid Cap Value Equity Fund	922,845	2,028,270	—	2,951,115
Mid Value Fund	—	—	—	—
Optimized Value Fund	12,717,195	—	—	12,717,195
Real Estate Equity Fund	6,681,025	322,418	—	7,003,443
Real Estate Securities Fund	2,120,432	761,425	—	2,881,857
Real Return Bond Fund	111,080,688	5,659,800	—	116,740,488
Short Term Government Income Fund	—	—	—	—
Small Cap Growth Fund	—	—	—	—
Small Cap Index Fund	1,185,763	2,170,170	—	3,355,933
Small Cap Opportunities Fund	1,800,830	—	—	1,800,830
Small Cap Value Fund	—	—	—	—
Small Company Growth Fund	—	—	—	—
Small Company Value Fund	3,278,459	8,220,270	—	11,498,729
Smaller Company Growth Fund	—	—	—	—
Spectrum Income Fund	52,240,259	5,857,978	—	58,098,237
Strategic Bond Fund	26,511,961	—	—	26,511,961
Total Bond Market Fund	11,789,910	—	—	11,789,910
Total Return Fund	148,674,669	28,166,221	—	176,840,890
U.S. High Yield Bond Fund	44,730,410	—	—	44,730,410
U.S. Multi Sector Fund	14,280,412	—	—	14,280,412
Value Fund	228,535	—	—	228,535
Value & Restructuring Fund	5,685,628	—	—	5,685,628

422

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Distributions paid by the Funds with respect to each series of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class. Net capital losses that are a result of security transactions occurring after October 31, 2009 are treated as occurring on September 1, 2010, the first day of the Funds’ next taxable year. As of August 31, 2010, the components of distributable earnings on a tax basis were asfollows:

	Undistributed	Undistributed
	Ordinary	Long Term	Capital Loss	Post-October
Fund	Income	Capital Gains	Carryforward	Deferral

Active Bond Fund	$10,620,745	—	—	$1,652,199
All Cap Core Fund	3,313,357	—	$244,795,683	—
All Cap Value Fund	20,699,601	$2,598,108	—	—
Alpha Opportunities Fund	89,800,095	19,852,887	—	—
Alternative Asset Allocation Fund	15,709	47,291	—	—
Blue Chip Growth Fund	—	—	445,620,798	—
Capital Appreciation Fund	1,422,919	—	216,519,072	—
Core Bond Fund	24,360,170	850,240	—	—
Core Diversified Growth & Income Portfolio	937,094	—	—	60,500
Core Fundamental Holdings Portfolio	578,578	—	—	36,712
Core Global Diversification Portfolio	883,243	—	—	41,855
Emerging Markets Debt Fund	138,983	—	—	6,461
Emerging Markets Value Fund	70,422,105	48,205,668	—	—
Equity-Income Fund	12,520,243	—	169,142,346	—
Fundamental Value Fund	10,118,842	—	308,779,446	45,702,353
Global Agribusiness Fund	9,383	81,641	—	—
Global Bond Fund	40,557,543	—	26,092,479	—
Global Infrastructure Fund	109,166	49,728	—	—
Global Real Estate Fund	8,047,879	—	266,602,482	10,934,449
Global Timber Fund	37,821	188,651	—	—
Heritage Fund	—	1,802,715	—	—
High Income Fund	5,774,595	—	8,865,304	35,102,891
High Yield Fund	14,816,951	—	297,528,946	15,282,760
Index 500 Fund	21,142,330	—	216,704,727	1,958,206
International Equity Index Fund	6,689,679	—	80,697,900	15,071,152
International Opportunities Fund	14,230,793	—	245,517,635	7,069,781
International Small Cap Fund	2,427,067	—	76,750,929	1,497,148
International Small Company Fund	1,613,270	—	130,964,900	—
International Value Fund	21,046,883	—	212,117,919	—
Investment Quality Bond Fund	1,574,086	—	5,900,177	1,574,970
Large Cap Fund	1,749,195	—	120,112,296	—
Large Cap Value Fund	3,695,457	—	211,579,890	2,042,328
Mid Cap Growth Index Fund	12,071	—	—	2,089,027
Mid Cap Index Fund	2,434,516	—	4,239,600	—
Mid Cap Stock Fund	—	—	143,808,943	—
Mid Cap Value Equity Fund	702,650	—	15,099,445	—
Mid Cap Value Index Fund	277,644	—	—	2,300,661
Mid Value Fund	27,055,895	7,565,409	—	—
Optimized Value	2,697,968	—	362,769,287	—
Real Estate Equity Fund	992,999	—	56,423,184	—
Real Estate Securities Fund	3,452,662	—	13,721,937	—
Real Return Bond Fund	17,880,631	356,086	—	—
Short Term Government Income Fund	1,310,148	16,058	—	—
Small Cap Growth Fund	6,898,492	8,917,845	—	—
Small Cap Index Fund	492,758	—	22,540,378	—
Small Cap Opportunities Fund	—	—	35,704,931	—
Small Cap Value Fund	3,789,799	801,596	—	—
Small Company Growth Fund	—	—	30,502,266	—
Small Company Value Fund	2,237,306	—	49,454,226	—
Smaller Company Growth Fund	4,999,664	20,952,067	—	—
Spectrum Income Fund	12,935,661	—	34,627,862	—
Strategic Bond Fund	4,933,763	—	12,631,703	6,310,327
Total Bond Market Fund	4,778,646	2,011,472	—	—
Total Return Fund	123,346,548	11,513,714	—	—
U.S. High Yield Bond Fund	10,803,370	—	18,961,613	—
U.S. Multi Sector Fund	8,350,770	—	179,072,143	8,108,207
Value Fund	9,577,478	23,114	—	—
Value & Restructuring Fund	5,564,181	—	130,047,762	17,639,671

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in a Fund’s financial statements as a return of capital.

423

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Permanent book/tax differences are primarily attributable to foreign currency transactions, net operating losses, pay-downs, real estate investment trusts, defaulted bonds, derivative transactions, partnerships, amortization and accretion on debt securities, tender fees and investments in passive foreign investment companies, Treasury Inflation-Protected securities.

3. DERIVATIVE INSTRUMENTS The Funds may invest in derivatives, including futures contracts, forward foreign currency contracts, written and purchased options, and swap contracts, in order to meet their investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose a Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or the Fund will succeed in enforcing them.

For more information on the Funds’ use of derivatives, please refer to the Funds’ Prospectus and Statement of Additional Information. Specific uses are described below.

Futures A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of a Fund’s initial investment.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (variation margin) is recorded by the Fund.

The following table summarizes the contracts held at August 31, 2010 and the range of futures contracts notional amounts held by the Funds during the year ended August 31, 2010. In addition the table details how the Funds used futures contracts during the year ended August 31, 2010.

Active Bond Fund

The Fund used futures to manage duration of the Fund. During the year ended August 31, 2010, the Fund held futures contracts with notional absolute values ranging from approximately $6.8 million to $12.9 million, as measured at each quarter end.
						UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Active Bond Fund	U.S. Treasury 30-Year Bond Futures	21	Long	Dec 2010	$2,835,656	$13,348
	U.S. Treasury 5-Year Note Futures	62	Short	Dec 2010	(7,459,859)	(16,565)
	U.S. Treasury 10-Year Note Futures	21	Short	Dec 2010	(2,638,125)	(5,145)

						($8,362)

All Cap Core Fund

The Fund used futures to gain exposure to certain securities markets. During the year ended August 31, 2010, the Fund held futures contracts with notional absolute values ranging from approximately $4.9 million to $48.0 million.
						UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

All Cap Core Fund	Russell 2000 Mini Index Futures	13	Long	Sep 2010	$782,080	($46,580)
	S&P 500 E Mini Index Futures	140	Long	Sep 2010	7,338,100	(301,900)

						($348,480)

Global Bond Fund

The Fund used futures contracts to enhance potential gain, manage duration of the Fund, manage against anticipated interest rate changes, gain exposure to certain secu-
rities markets and maintain diversity and liquidity of the Fund. During the year ended August 31, 2010, the Fund held each futures contracts with notional absolute values ranging from approximately $37.3 million to $271.5 million, as measured at each quarter end.
						UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Global Bond Fund	10-Year Canada Government Bond Futures	101	Long	Dec 2010	$11,961,635	$86,322
	10-Year German Euro-BUND Futures	58	Long	Sep 2010	9,880,676	270,178
	U.K. Long Gilt Bond Futures	103	Long	Dec 2010	19,786,823	64,781
	U.S. Treasury 10-Year Note Futures	1,200	Long	Dec 2010	150,750,000	750,766

						$1,172,047

Heritage Fund

The Fund used futures contracts as a substitute for securities purchased. During the year ended August 31, 2010, the Fund held futures contracts with notional absolute values ranging from approximately $0 to $3.1 million, as measured at each quarter end.
						UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Heritage Fund	S&P Midcap 400 E-Mini Index Futures	43	Long	Sep 2010	$3,100,730	($16,507)

						($16,507)

424

DERIVATIVE INSTRUMENTS, CONTINUED

High Yield Fund

The Fund used futures contracts to manage against anticipated interest rate changes. During the year ended August 31, 2010, the Fund held futures contracts with notional absolute values ranging from approximately $0 to $59.6 million, as measured at each quarter end.

						UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

High Yield Fund	U.S. Treasury Long-Term Bond Futures	95	Long	Dec 2010	$13,736,406	$147,793
	U.S. Treasury 5-Year Note Futures	381	Short	Dec 2010	(45,842,039)	(187,317)

						($39,524)

Index 500 Fund

The Fund used futures as a substitute for securities purchased. During the year ended August 31, 2010, the Fund held futures contracts with notional absolute values ranging from approximately $28.9 million to $155.4 million, as measured at each quarter end.

						UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Index 500 Fund	S&P 500 Index Futures	134	Long	Sep 2010	$35,118,050	($470,088)

						($470,088)

International Equity Index Fund

The Fund used futures contracts to gain exposure to certain securities markets. During the year ended August 31, 2010, the Fund held futures contracts with notional absolute values ranging from approximately $16.4 million to $18.0 million, as measured at each quarter end.

						UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

International Equity Index Fund	ASX SPI 200 Index Futures	14	Long	Sep 2010	$1,366,090	($42,069)
	CAC 40 Index Futures	39	Long	Sep 2010	1,722,631	(61,337)
	DAX Index Futures	3	Long	Sep 2010	561,661	(20,631)
	FTSE 100 Index Futures	26	Long	Sep 2010	2,074,094	14,610
	FTSE JSE Top 40 Index Futures	18	Long	Sep 2010	587,105	(10,710)
	Hang Seng Index Futures	2	Long	Sep 2010	261,225	(2,255)
	IBEX 35 Index Futures	5	Long	Sep 2010	644,809	(9,694)
	MSCI Taiwan Index Futures	91	Long	Sep 2010	2,441,530	(27,755)
	OMX 30 Index Futures	42	Long	Sep 2010	575,603	(14,575)
	S&P TSE 60 Index Futures	17	Long	Sep 2010	2,210,550	80,094
	Topix Index Futures	41	Long	Sep 2010	3,906,737	(267,514)

						($361,836)

Investment Quality Bond Fund

The Fund used futures contracts to enhance potential gain/income, manage duration of the Fund, manage against anticipated interest rate changes and gain exposure to certain securities markets. During the year ended August 31, 2010, the Fund held futures contracts with notional absolute values ranging from approximately
$11.7 million to $64.4 million, as measured at each quarter end.

						UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Investment Quality Bond Fund	U.S. Treasury 30-Year Bond Futures	134	Long	Dec 2010	$18,094,188	$155,344
	U.S. Treasury Long-Term Bond Futures	24	Long	Dec 2010	3,470,250	22,255
	30-Year German Euro-BUXL Futures	31	Short	Sep 2010	(3,866,940)	(37,514)
	U.S. Treasury 10-Year Note Futures	310	Short	Dec 2010	(38,943,750)	(89,556)

						$50,529

Mid Cap Growth Index Fund

The Fund used futures contracts as a substitute for securities purchased. During the period ended August 31, 2010, the Fund held futures contracts with notional abso-
lute values ranging from approximately $0.6 million to $1.1 million, as measured at each quarter end.

						UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Mid Cap Growth Index Fund	S&P Midcap 400 E-Mini Index Futures	8	Long	Sep 2010	$576,880	($28,880)

						($28,880)

425

DERIVATIVE INSTRUMENTS, CONTINUED

Mid Cap Index Fund

The Fund used futures as a substitute for securities purchased. During the year ended August 31, 2010, the Fund held futures contracts with notional absolute values ranging from approximately $8.0 million to $17.0 million, as measured at each quarter end.
						UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Mid Cap Index Fund	S&P Midcap 400 E-Mini Index Futures	119	Long	Sep 2010	$8,581,090	($305,421)

						($305,421)

Mid Cap Value Index Fund

The Fund used futures contracts as a substitute for securities purchased. During the period ended August 31, 2010, the Fund held futures contracts with notional abso-
lute values ranging from approximately $1.5 million to $1.9 million, as measured at each quarter end.

						UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Mid Cap Value Index Fund	S&P Midcap 400 E-Mini Index Futures	27	Long	Sep 2010	$1,946,970	($44,440)
						($44,440)

Real Return Bond Fund

The Fund used futures contracts to enhance potential gain/income, manage duration of the Fund and manage against anticipated interest rate changes. During the year ended August 31, 2010, the Fund held futures contracts with notional absolute values ranging from approximately $82.8 million to $440.2 million, as measured at each quarter end.
						UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Real Return Bond Fund	Eurodollar Futures	271	Long	Jun 2011	$67,370,600	$619,862
	Eurodollar Futures	62	Long	Mar 2011	15,426,375	31,613

						$651,475

Small Cap Index Fund

The Fund used futures as a substitute for securities purchased. During the year ended August 31, 2010, the Fund held futures contracts with notional absolute values ranging from approximately $0.3 million to $3.6 million, as measured at quarter end.

						UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Small Cap Index Fund	Russell 2000 Mini Index Futures	28	Long	Sep 2010	$1,684,480	($56,465)

						($56,465)

Smaller Company Growth Fund

The Fund used futures contracts to gain exposure to certain securities markets. During the year ended August 31, 2010, the Fund held futures contracts with notional absolute values ranging from approximately $0.5 million to $1.4 million, as measured at each quarter end.

						UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Smaller Company Growth Fund	Russell 2000 Mini Index Futures	8	Long	Sep 2010	$481,280	($16,682)

						($16,682)

Spectrum Income Fund

The Fund used futures contracts to manage duration of the Fund, manage against anticipated interest rate changes and gain exposure to foreign currencies. During the year ended August 31, 2010, the Fund held futures contracts with notional absolute values ranging from approximately $12.6 million to $30.0 million, as measured at each quarter end.
						UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Spectrum Income Fund	U.S. Treasury 10-Year Note Futures	15	Long	Dec 2010	$1,884,375	($91,880)
	10-Year Canada Government Bond Futures	13	Short	Dec 2010	(1,539,616)	(7,485)
	10-Year German Euro-BUND Futures	7	Short	Sep 2010	(1,192,495)	(52,026)
	U.K. Long Gilt Bond Futures	4	Short	Dec 2010	(768,420)	(1,175)
	U.S. Treasury 2-Year Note Futures	4	Short	Dec 2010	(876,563)	(375)
	U.S. Treasury 5-Year Note Futures	10	Short	Dec 2010	(1,203,203)	(2,845)
	U.S. Treasury 10-Year Note Futures	22	Short	Dec 2010	(2,763,750)	(12,107)
	U.S. Treasury 30-Year Bond Futures	18	Short	Dec 2010	(2,430,563)	(55,752)

						($223,645)

426

DERIVATIVE INSTRUMENTS, CONTINUED

Strategic Bond Fund

The Fund used futures contracts to manage against anticipated interest rate changes. During the year ended August 31, 2010, the Fund held futures contracts with notional absolute values ranging from approximately $55.7 million to $181.2 million, as measured at each quarter end.

						UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Strategic Bond Fund	Eurodollar Futures	34	Long	Sep 2010	$8,473,438	$35,377
	U.S. Treasury 5-Year Note Futures	80	Long	Dec 2010	9,625,625	41,661
	U.S. Treasury Long-Term Bond Futures	76	Long	Dec 2010	10,989,125	117,917
	Eurodollar Futures	26	Short	Jun 2011	(6,463,600)	(45,147)
	U.S. Treasury 10-Year Note Futures	136	Short	Dec 2010	(17,085,000)	(54,872)
	U.S. Treasury 30-Year Note Futures	23	Short	Dec 2010	(3,105,719)	(26,684)

						$68,252

Total Return Fund

The Fund used futures contracts to enhance potential gain/income, manage duration of the Fund, manage against anticipated interest rate changes, gain exposure to cer-
tain securities markets and maintain diversity and liquidity of the Fund. During the year ended August 31, 2010, the Fund held futures contracts with notional absolute values ranging from approximately $920.9 million to $1.8 billion, as measured at each quarter end.
						UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Total Return Fund	Eurodollar Futures	90	Long	Mar 2012	$22,279,500	$33,000
	Eurodollar Futures	90	Long	Jun 2012	22,240,125	38,250
	Eurodollar Futures	152	Long	Sep 2011	37,745,400	51,675
	Eurodollar Futures	90	Long	Dec 2011	22,315,500	26,625
	Eurodollar Futures	387	Long	Jun 2011	96,208,200	189,362
	Eurodollar Futures	915	Long	Mar 2011	227,663,438	532,950
	Eurodollar Futures	1,095	Long	Dec 2010	272,613,938	2,008,188
	U.S. Treasury 5-Year Note Futures	725	Long	Dec 2010	87,232,227	248,047
	U.S. Treasury 10-Year Note Futures	1,056	Long	Dec 2010	132,660,000	950,719

						$4,078,816

U.S. Multi Sector Fund

The Fund used futures contracts to gain exposure to certain securities markets of the Fund. During the year ended August 31, 2010, the Fund held futures contracts with notional absolute values ranging from approximately $6.1 million to $32.4 million, as measured at each quarter end.
						UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

U.S. Multi Sector Fund	S&P 500 E Mini Index Futures	117	Long	Sep 2010	$6,132,555	($102,373)

						($102,373)

Forward Foreign Currency Contracts A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur, thereby reducing the Fund’s total return and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

The following table summarizes the contracts held at August 31, 2010 and the range of notional contracts amounts held by the Funds during the year ended August 31, 2010. In addition, the table details how the Funds used forward foreign currency contracts during the year ended August 31, 2010.

Alpha Opportunities Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the year ended August 31, 2010, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $5.2 million to $8.4 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Alpha Opportunities Fund	SELLS

	Euro	1,327,000	$1,682,984	Bank of America N.A.	10/13/2010	$1,447
	Euro	687,000	899,228	Goldman Sachs International	10/13/2010	28,681
	Euro	2,140,000	2,694,742	Royal Bank of Canada	10/13/2010	(17,006)

			$5,276,954			$13,122

427

DERIVATIVE INSTRUMENTS, CONTINUED

Emerging Markets Debt Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the year ended August 31, 2010, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $0.2 million to $3.0 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Emerging Markets Debt Fund	BUYS

	Canadian Dollar	798,543	$774,692	Bank of Montreal	9/30/2010	($26,154)
	Euro	600,000	770,385	Bank of Montreal	9/30/2010	(10,067)

			$1,545,077			($36,221)

	SELLS

	Canadian Dollar	795,516	$770,385	Bank of Montreal	9/30/2010	$24,685
	Euro	600,000	774,692	Bank of Montreal	9/30/2010	14,373

			$1,545,077			$39,058

Global Bond Fund

The Fund used forward foreign currency contracts to enhance potential gain, manage against anticipated currency exchange rate changes, gain exposure to foreign cur-
rencies and to maintain diversity and liquidity of the Fund. During the year ended August 31, 2010, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $371.6 million to $900.1 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Global Bond Fund	BUYS

	Australian Dollar	402,000	$358,182	Royal Bank of Scotland PLC	10/29/2010	($2,941)
	Brazilian Real	151,863	84,533	JPMorgan Chase Bank	10/4/2010	1,409
	Canadian Dollar	485,000	458,937	Citibank N.A.	11/18/2010	(4,709)
	Canadian Dollar	314,000	296,771	Royal Bank of Scotland PLC	11/18/2010	(2,694)
	Chilean Peso	11,892,800	24,182	JPMorgan Chase Bank	1/12/2011	(634)
	Chinese Yuan Renminbi	8,863,910	1,342,000	Barclays Capital	11/16/2010	(39,184)
	Chinese Yuan Renminbi	17,373,551	2,583,428	Barclays Capital	11/17/2010	(29,846)
	Chinese Yuan Renminbi	1,101,161	166,000	Citibank N.A.	11/17/2010	(4,150)
	Chinese Yuan Renminbi	1,121,146	169,000	Deutsche Bank AG London	11/17/2010	(4,213)
	Chinese Yuan Renminbi	2,206,548	332,337	JPMorgan Chase Bank	11/17/2010	(8,016)
	Chinese Yuan Renminbi	8,149,566	1,236,000	Morgan Stanley & Company, Inc.	11/17/2010	(38,169)
	Chinese Yuan Renminbi	13,851,583	2,064,319	UBS AG	11/17/2010	(28,400)
	Chinese Yuan Renminbi	12,461,799	1,870,000	Bank of America N.A.	1/10/2011	(36,747)
	Chinese Yuan Renminbi	34,192,201	5,123,000	HSBC Bank USA	1/10/2011	(92,992)
	Chinese Yuan Renminbi	13,604,848	2,041,000	JPMorgan Chase Bank	1/10/2011	(39,593)
	Chinese Yuan Renminbi	15,382,114	2,312,000	Morgan Stanley & Company, Inc.	1/10/2011	(49,140)
	Chinese Yuan Renminbi	5,243,872	792,000	Barclays Capital	4/7/2011	(18,896)
	Chinese Yuan Renminbi	2,713,852	410,000	Credit Suisse First Boston London	4/7/2011	(9,897)
	Chinese Yuan Renminbi	1,693,755	256,000	HSBC Bank USA	4/7/2011	(6,290)
	Chinese Yuan Renminbi	2,063,880	312,000	JPMorgan Chase Bank	4/7/2011	(7,722)
	Chinese Yuan Renminbi	14,456,988	2,184,000	Morgan Stanley & Company, Inc.	4/7/2011	(52,606)
	Chinese Yuan Renminbi	7,427,000	1,117,598	Barclays Capital	6/15/2011	(20,194)
	Chinese Yuan Renminbi	11,611,655	1,770,831	Deutsche Bank AG London	6/15/2011	(55,107)
	Chinese Yuan Renminbi	15,517,000	2,360,000	JPMorgan Chase Bank	6/15/2011	(67,227)
	Chinese Yuan Renminbi	6,839,709	1,028,373	Royal Bank of Scotland PLC	6/15/2011	(17,746)
	Danish Krone	24,595,000	4,072,863	Citibank N.A.	9/21/2010	113,862
	Euro	577,000	736,809	Barclays Bank PLC	9/2/2010	(5,605)
	Euro	27,750,000	35,209,200	Citibank N.A.	9/2/2010	(43,000)
	Euro	5,201,000	6,662,897	Morgan Stanley & Company, Inc.	9/2/2010	(71,927)
	Euro	2,655,000	3,365,308	Royal Bank of Scotland PLC	10/4/2010	(917)
	Indonesian Rupiah	12,406,800,000	1,176,000	JPMorgan Chase Bank	9/17/2010	193,640
	Indonesian Rupiah	3,616,010,000	370,000	Barclays Capital	11/24/2010	24,445
	Indonesian Rupiah	3,502,800,000	360,000	Citibank N.A.	11/24/2010	22,096
	Indonesian Rupiah	1,635,840,000	171,922	Deutsche Bank AG London	11/24/2010	6,520
	Indonesian Rupiah	3,361,850,000	350,187	HSBC Bank USA	11/24/2010	16,533
	Japanese Yen	78,646,000	928,204	Royal Bank of Scotland PLC	9/2/2010	7,946
	Japanese Yen	2,901,376,000	33,381,851	Bank of America N.A.	9/14/2010	1,158,746

428

DERIVATIVE INSTRUMENTS, CONTINUED

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Global Bond Fund, continued	BUYS

	Japanese Yen	55,372,536	$646,000	BNP Paribas SA	9/14/2010	$13,205
	Japanese Yen	54,798,835	650,000	HSBC Bank USA	9/14/2010	2,375
	Japanese Yen	10,720,877,000	125,678,921	JPMorgan Chase Bank	9/14/2010	1,952,067
	Japanese Yen	11,073,516,165	125,187,563	UBS AG	9/14/2010	6,641,560
	Malaysian Ringgit	19,866	5,802	Citibank N.A.	10/12/2010	512
	Malaysian Ringgit	11,410	3,372	Deutsche Bank AG London	10/12/2010	254
	Mexican Peso	18,877,212	1,464,656	HSBC Bank USA	9/24/2010	(37,732)
	Mexican Peso	18,877,212	1,470,360	JPMorgan Chase Bank	2/22/2011	(65,603)
	Norwegian Krone	13,772,000	2,142,585	Citibank N.A.	9/21/2010	38,745
	Philippine Peso	147,000	3,163	Barclays Capital	11/15/2010	54
	Philippine Peso	475,295	10,264	Citibank N.A.	11/15/2010	135
	Philippine Peso	140,000	3,009	Deutsche Bank AG London	11/15/2010	53
	Pound Sterling	12,616,000	18,697,291	Bank of America N.A.	9/23/2010	648,430
	South Korean Won	94,541,200	80,069	Bank of America N.A.	11/12/2010	(1,055)
	South Korean Won	724,877,000	618,019	Barclays Capital	11/12/2010	(12,197)
	South Korean Won	1,058,604,490	909,108	Citibank N.A.	11/12/2010	(24,369)
	South Korean Won	151,138,000	130,000	Deutsche Bank AG London	11/12/2010	(3,685)
	South Korean Won	82,110,000	70,000	Goldman Sachs International	11/12/2010	(1,376)
	South Korean Won	791,491,500	690,000	JPMorgan Chase Bank	11/12/2010	(28,504)
	South Korean Won	402,885,000	350,000	Morgan Stanley & Company, Inc.	11/12/2010	(13,285)
	Swedish Krona	24,311,000	3,119,398	Citibank N.A.	9/21/2010	168,709
	Taiwan Dollar	27,000	863	Barclays Capital	10/12/2010	(20)
	Taiwan Dollar	79,805	2,546	Citibank N.A.	10/12/2010	(52)
	Taiwan Dollar	188,220	6,060	Deutsche Bank AG London	1/14/2011	(151)
	Taiwan Dollar	115,000	3,642	JPMorgan Chase Bank	1/14/2011	(32)
	Taiwan Dollar	177,000	5,632	Morgan Stanley & Company, Inc.	1/14/2011	(76)
	Taiwan Dollar	96,000	3,029	UBS AG	1/14/2011	(15)

			$399,429,084			$10,064,582

	SELLS

	Australian Dollar	1,323,000	$1,176,892	UBS AG	9/7/2010	$516
	Australian Dollar	34,447,000	30,474,227	Deutsche Bank AG London	10/29/2010	33,987
	Canadian Dollar	314,000	297,175	Royal Bank of Scotland PLC	9/1/2010	2,713
	Canadian Dollar	3,267,000	3,124,108	Deutsche Bank AG London	9/16/2010	61,061
	Canadian Dollar	6,223,000	5,949,843	Royal Bank of Canada	11/18/2010	121,681
	Chinese Yuan Renminbi	8,863,910	1,321,985	Deutsche Bank AG London	11/16/2010	19,169
	Chinese Yuan Renminbi	9,867,471	1,449,500	Barclays Capital	11/17/2010	(831)
	Chinese Yuan Renminbi	9,649,710	1,445,000	HSBC Bank USA	11/17/2010	26,676
	Chinese Yuan Renminbi	4,622,560	692,000	JPMorgan Chase Bank	11/17/2010	12,571
	Chinese Yuan Renminbi	9,755,148	1,433,000	Royal Bank of Scotland PLC	11/17/2010	(821)
	Chinese Yuan Renminbi	9,855,151	1,449,500	Barclays Capital	1/10/2011	(289)
	Chinese Yuan Renminbi	28,077,375	4,142,000	Citibank N.A.	1/10/2011	11,543
	Chinese Yuan Renminbi	28,830,662	4,253,000	JPMorgan Chase Bank	1/10/2011	11,727
	Euro	900,000	1,194,246	Barclays Bank PLC	9/2/2010	53,721
	Euro	534,000	679,671	JPMorgan Chase Bank	9/2/2010	2,959
	Euro	136,488,000	178,657,332	UBS AG	9/2/2010	5,692,854
	Euro	405,000	513,230	JPMorgan Chase Bank	9/7/2010	(3)
	Euro	104,254,000	132,647,577	Barclays Bank PLC	10/4/2010	537,904
	Euro	27,750,000	35,207,507	Citibank N.A.	10/4/2010	42,972
	Indian Rupee	94,820	2,043	HSBC Bank USA	3/9/2011	74
	Indian Rupee	98,203	2,121	JPMorgan Chase Bank	3/9/2011	83
	Indian Rupee	111,842	2,413	UBS AG	3/9/2011	91
	Japanese Yen	78,646,000	931,741	JPMorgan Chase Bank	9/2/2010	(4,410)
	Japanese Yen	58,628,000	697,905	JPMorgan Chase Bank	9/7/2010	(2)
	Japanese Yen	210,016,000	2,465,671	Barclays Bank PLC	9/14/2010	(34,549)
	Japanese Yen	2,088,221,000	24,008,059	Citibank N.A.	9/14/2010	(852,007)
	Japanese Yen	756,251,000	8,861,001	Morgan Stanley & Company, Inc.	9/14/2010	(142,093)
	Japanese Yen	78,646,000	928,316	Royal Bank of Scotland PLC	9/14/2010	(7,957)
	Japanese Yen	1,199,511,350	13,787,487	BNP Paribas SA	10/25/2010	(499,104)
	Japanese Yen	888,709,900	10,225,929	Deutsche Bank AG London	10/25/2010	(358,911)
	Mexican Peso	18,877,212	1,493,805	JPMorgan Chase Bank	9/24/2010	66,881
	Philippine Peso	762,295	16,713	UBS AG	11/15/2010	36
	Pound Sterling	17,624,000	27,754,301	Bank of America N.A.	9/23/2010	729,176
	Pound Sterling	100,000	159,659	Barclays Bank PLC	9/23/2010	6,316
	Singapore Dollar	219,457	156,000	Goldman Sachs International	9/16/2010	(5,901)
	Singapore Dollar	5,454	3,897	JPMorgan Chase Bank	9/16/2010	(127)

429

DERIVATIVE INSTRUMENTS, CONTINUED

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Global Bond Fund, continued	SELLS

	South African Rand	92,876	$11,718	Barclays Bank PLC	10/28/2010	($761)
	South Korean Won	215,547,250	183,242	Bank of America N.A.	11/12/2010	3,096
	South Korean Won	326,948,000	276,139	Barclays Capital	11/12/2010	2,889
	South Korean Won	1,612,140,455	1,394,846	Citibank N.A.	11/12/2010	47,485
	South Korean Won	710,700,000	598,773	Morgan Stanley & Company, Inc.	11/12/2010	4,798
	South Korean Won	755,636,000	640,282	Royal Bank of Scotland PLC	11/12/2010	8,752

			$500,709,854			$5,593,965

Heritage Fund

The Fund used forward foreign currency contracts to gain exposure to foreign currencies. During the year ended August 31, 2010, the Fund held foreign forward cur-
rency contracts with USD notional absolute values ranging from approximately $0 to $1.7 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Heritage Fund	BUYS

	Euro	22,165	$28,144	UBS AG	9/30/2010	($57)

			$28,144			($57)

	SELLS

	Euro	652,601	$829,332	UBS AG	9/30/2010	$2,357
	Pound Sterling	571,857	890,896	Bank of America N.A.	9/30/2010	14,038

			$1,720,228			$16,395

High Income Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the year ended August 31, 2010, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $1.2 million to $6.5 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

High Income Fund	SELLS

	Canadian Dollar	880,000	$841,610	UBS AG	9/30/2010	$16,716
	Pound Sterling	255,000	382,222	Bank of Nova Scotia	9/30/2010	(8,783)

			$1,223,832			$7,933

High Yield Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the year ended August 31, 2010, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $2.5 million to $15.0 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

High Yield Fund	BUYS

	Euro	2,224,453	$2,827,746	UBS AG London	11/24/2010	($9,205)

			$2,827,746			($9,205)

	SELLS

	Euro	2,768,270	$3,508,630	JPMorgan Chase Bank	9/30/2010	$684
	Euro	2,008,733	2,581,016	Citibank N.A.	11/24/2010	35,808
	Euro	4,715,177	6,124,994	UBS AG London	11/24/2010	150,527

			$12,214,640			$187,019

430

DERIVATIVE INSTRUMENTS, CONTINUED

International Equity Index Fund

The Fund used forward foreign currency contracts to gain exposure to foreign currencies. During the year ended August 31, 2010, the Fund held forward foreign cur-
rency contracts with USD notional absolute values ranging from approximately $11.4 million to $15.2 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

International Equity Index Fund	BUY

	Australian Dollar	1,500,000	$1,282,350	Bank of Montreal	9/30/2010	$47,782
	Canadian Dollar	2,400,000	2,305,254	Bank of Montreal	9/30/2010	(55,544)
	Euro	2,500,000	3,075,383	Goldman Sachs	9/30/2010	92,612
	Hong Kong Dollar	2,000,000	257,317	Bank of Montreal	9/30/2010	(135)
	Japanese Yen	360,000,000	4,028,648	Bank of Montreal	9/30/2010	257,864
	Pound Sterling	1,400,000	2,089,500	Goldman Sachs	9/30/2010	57,194
	Swedish Krona	5,000,000	643,486	Goldman Sachs	9/30/2010	32,684

			$13,681,938			$432,457

Investment Quality Bond Fund

The Fund used forward foreign currency contracts to enhance potential gain, manage against anticipated currency exchange rate changes and gain exposure to foreign currencies. During the year ended August 31, 2010, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately
$9.7 million to $41.2 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Investment Quality Bond Fund	BUYS

	Australian Dollar	828,000	$745,353	Westpac Banking Corp.	9/15/2010	($9,816)
	Czech Koruna	43,450,000	2,210,965	Credit Suisse London Branch	9/15/2010	12,527
	Euro	987,000	1,253,451	BNP Paribas SA	9/15/2010	(2,698)
	Euro	1,728,000	2,223,539	Goldman Sachs International	9/15/2010	(33,773)
	Euro	740,000	974,210	Royal Bank of Scotland PLC	9/15/2010	(36,463)
	Hungarian Forint	467,100,000	1,943,982	Deutsche Bank AG London	9/15/2010	115,059
	Japanese Yen	49,300,000	542,969	Citibank N.A.	9/15/2010	43,949
	Japanese Yen	73,050,000	804,250	JPMorgan Chase Bank	9/15/2010	65,413
	Mexican Peso	9,200,000	715,953	Citibank N.A.	9/15/2010	(19,884)
	Mexican Peso	9,200,000	708,019	JPMorgan Chase Bank	9/15/2010	(11,950)
	Mexican Peso	21,676,000	1,666,451	Royal Bank of Canada	9/15/2010	(26,451)
	New Zealand Dollar	1,018,000	722,088	Bank of America N.A.	9/15/2010	(12,965)
	South Korean Won	499,269,000	405,646	Bank of America N.A.	9/15/2010	10,864
	South Korean Won	499,268,000	405,415	Barclays Bank PLC	9/15/2010	11,094
	South Korean Won	2,434,663,000	1,965,039	JPMorgan Chase Bank	9/15/2010	66,053

			$17,287,330			$170,959

	SELLS

	Australian Dollar	828,000	$742,194	Bank of America N.A.	9/15/2010	$6,657
	Brazilian Real	1,099,000	591,019	BNP Paribas SA	9/15/2010	(33,187)
	Brazilian Real	531,000	300,373	HSBC Bank USA	9/15/2010	(1,222)
	Brazilian Real	1,099,000	591,656	JPMorgan Chase Bank	9/15/2010	(32,550)
	Chilean Peso	635,100,000	1,260,744	BNP Paribas SA	9/30/2010	(1,315)
	Chilean Peso	635,100,000	1,253,157	Citibank N.A.	9/30/2010	(8,903)
	Czech Koruna	43,450,000	2,021,494	Deutsche Bank AG London	9/15/2010	(201,997)
	Hungarian Forint	467,100,000	2,049,610	Credit Suisse London Branch	9/15/2010	(9,431)
	Japanese Yen	298,499,000	3,294,027	Bank of America N.A.	9/15/2010	(259,613)
	Japanese Yen	37,502,000	430,929	Barclays Bank PLC	9/15/2010	(15,534)
	Japanese Yen	66,600,000	746,331	Citibank N.A.	9/15/2010	(46,544)
	Japanese Yen	104,096,000	1,173,343	JPMorgan Chase Bank	9/15/2010	(65,923)
	Japanese Yen	46,100,000	526,507	Standard Chartered Bank	9/15/2010	(22,315)
	Mexican Peso	40,076,000	3,086,589	Citibank N.A.	9/15/2010	54,450
	New Zealand Dollar	1,018,000	734,625	Westpac Banking Corp.	9/15/2010	25,502
	Pound Sterling	615,000	962,666	Goldman Sachs International	9/15/2010	19,556
	Pound Sterling	615,000	968,816	Royal Bank of Scotland PLC	9/15/2010	25,705
	South Korean Won	3,433,200,000	2,860,825	JPMorgan Chase Bank	9/15/2010	(3,285)

			$23,594,905			($569,949)

431

DERIVATIVE INSTRUMENTS, CONTINUED

Mid Cap Stock Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the year ended August 31, 2010, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $16.3 million to $21.3 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Mid Cap Stock Fund	BUYS

	Euro	833,000	$1,059,409	Bank of America, N.A.	10/13/2010	($3,855)
	Euro	2,710,000	3,450,968	Royal Bank of Canada	10/13/2010	(16,933)

			$4,510,377			($20,788)

	SELLS

	Euro	7,663,000	$9,715,535	Bank of America, N.A.	10/13/2010	$5,197
	Euro	1,668,000	2,100,387	Royal Bank of Canada	10/13/2010	(13,255)

			$11,815,922			($8,058)

Real Return Bond Fund

The Fund used forward foreign currency contracts to enhance potential gain, manage against anticipated currency exchange rate changes, gain exposure to foreign cur-
rencies and to maintain diversity and liquidity of the Fund. During the year ended August 31, 2010, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $45.4 million to $216.5 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Real Return Bond Fund	BUYS

	Brazilian Real	1,157,388	$648,942	Deutsche Bank AG London	10/4/2010	$6,041
	Brazilian Real	8,773,836	4,920,000	HSBC Bank USA	10/4/2010	45,245
	Brazilian Real	915,000	509,324	JPMorgan Chase Bank	10/4/2010	8,488
	Brazilian Real	10,846,224	6,043,811	HSBC Bank USA	12/2/2010	20,783
	Chinese Yuan Renminbi	2,752,903	415,000	Citibank N.A.	11/17/2010	(10,376)
	Chinese Yuan Renminbi	7,103,518	1,072,124	Deutsche Bank AG London	11/17/2010	(28,042)
	Chinese Yuan Renminbi	2,792,374	422,000	Morgan Stanley & Company, Inc.	11/17/2010	(11,574)
	Chinese Yuan Renminbi	1,698,150	256,000	Barclays Capital	11/23/2010	(6,393)
	Chinese Yuan Renminbi	5,578,020	840,000	Bank of America N.A.	1/10/2011	(19,419)
	Chinese Yuan Renminbi	9,615,060	1,435,512	Deutsche Bank AG London	1/10/2011	(21,042)
	Chinese Yuan Renminbi	13,880,000	2,079,868	JPMorgan Chase Bank	1/10/2011	(37,984)
	Chinese Yuan Renminbi	9,959,700	1,500,000	Morgan Stanley & Company, Inc.	1/10/2011	(34,830)
	Euro	5,904,000	7,560,840	Deutsche Bank AG London	11/23/2010	(80,032)
	Japanese Yen	55,560,158	659,000	Deutsche Bank AG London	9/14/2010	2,438
	Malaysian Ringgit	34,327	10,025	Citibank N.A.	10/12/2010	885
	Malaysian Ringgit	14,857	4,332	Deutsche Bank AG London	10/12/2010	390
	Mexican Peso	141,624,291	10,970,123	Morgan Stanley & Company, Inc.	9/24/2010	(264,777)
	Philippine Peso	819,000	17,957	UBS AG	11/15/2010	(39)
	Pound Sterling	870,920	1,370,000	Credit Suisse London Branch	9/23/2010	(34,508)
	Swiss Franc	893,000	829,972	Citibank N.A.	9/21/2010	49,769

			$41,564,830			($414,977)

	SELLS

	Australian Dollar	2,644,000	$2,339,068	Deutsche Bank AG London	10/29/2010	$2,609
	Australian Dollar	749,852	659,000	Royal Bank of Scotland PLC	10/29/2010	(3,632)
	Brazilian Real	10,846,224	6,124,350	HSBC Bank USA	10/4/2010	(13,691)
	Canadian Dollar	3,355,000	3,208,260	Deutsche Bank AG London	9/16/2010	62,707
	Canadian Dollar	6,512,000	6,226,157	Royal Bank of Canada	11/18/2010	127,332
	Euro	327,000	413,895	Morgan Stanley & Company, Inc.	9/24/2010	(482)
	Euro	31,616,000	40,792,702	Credit Suisse London Branch	10/26/2010	730,648
	Euro	1,398,000	1,860,683	Goldman Sachs International	1/4/2011	89,506
	Japanese Yen	1,087,447,000	12,747,946	JPMorgan Chase Bank N.A.	9/14/2010	(198,003)
	Malaysian Ringgit	49,184	15,234	Deutsche Bank AG London	10/12/2010	(398)
	Mexican Peso	24,805,000	2,000,000	Citibank N.A.	9/24/2010	124,996
	Mexican Peso	32,446,241	2,607,590	Deutsche Bank AG London	9/24/2010	154,987
	Mexican Peso	64,493,050	5,200,000	Goldman Sachs International	9/24/2010	324,986
	Mexican Peso	19,880,000	1,600,000	Royal Bank of Scotland PLC	9/24/2010	97,276
	Philippine Peso	412,000	8,866	Barclays Capital	11/15/2010	(148)
	Philippine Peso	407,000	8,734	Citibank N.A.	11/15/2010	(170)
	Pound Sterling	6,285,000	9,314,559	Bank of America N.A.	9/23/2010	(323,033)
	Swiss Franc	915,000	813,753	Citibank N.A.	9/21/2010	(87,661)

			$95,940,797			$1,087,829

432

DERIVATIVE INSTRUMENTS, CONTINUED

Spectrum Income Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies, to maintain diver-
sity and liquidity of the Fund and for risk management. During the year ended August 31, 2010, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $38.5 million to $106.7 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Spectrum Income Fund	BUYS

	Australian Dollar	642,692	$568,101	State Street Bank London	11/18/2010	($1,508)
	Canadian Dollar	38,795	37,547	State Street Bank London	11/18/2010	(1,214)
	Chilean Peso	517,942,500	1,008,929	State Street Bank London	11/15/2010	19,415
	Chinese Yuan Renminbi	15,580,000	2,367,781	State Street Bank London	11/16/2010	(77,835)
	Chinese Yuan Renminbi	16,617,000	2,483,588	State Street Bank London	12/22/2010	(39,967)
	Chinese Yuan Renminbi	2,200,000	329,341	State Street Bank London	7/7/2011	(4,059)
	Czech Koruna	3,455,446	178,643	State Street Bank London	11/18/2010	(1,906)
	Euro	351,000	449,631	State Street Bank London	9/9/2010	(4,831)
	Hungarian Forint	7,791,329	35,413	State Street Bank London	11/18/2010	(1,306)
	Indian Rupee	64,125,000	1,376,314	State Street Bank London	9/21/2010	(16,716)
	Indian Rupee	66,789,088	1,415,000	State Street Bank London	10/20/2010	(4,686)
	Indian Rupee	21,225,000	450,159	State Street Bank London	11/2/2010	(2,799)
	Indian Rupee	22,181,650	470,000	State Street Bank London	11/18/2010	(3,486)
	Indonesian Rupiah	388,720,000	43,000	State Street Bank London	11/18/2010	(546)
	Japanese Yen	604,062,768	7,086,650	State Street Bank London	11/18/2010	109,971
	Mexican Peso	113,000	8,809	State Street Bank London	9/8/2010	(253)
	Mexican Peso	5,795,000	449,357	State Street Bank London	10/25/2010	(12,676)
	Mexican Peso	6,923,901	531,023	State Street Bank London	11/18/2010	(10,540)
	Norwegian Krone	5,655,000	928,128	State Street Bank London	10/26/2010	(34,114)
	Norwegian Krone	6,723,515	1,083,583	State Street Bank London	11/18/2010	(21,938)
	Philippine Peso	21,524,340	474,000	State Street Bank London	11/18/2010	(3,235)
	Polish Zloty	1,700,000	491,507	State Street Bank London	9/14/2010	45,999
	Polish Zloty	1,293,042	413,737	State Street Bank London	11/18/2010	(6,772)
	Singapore Dollar	377,755	277,621	State Street Bank London	11/18/2010	1,087
	South Korean Won	520,000,000	428,336	State Street Bank London	9/24/2010	5,519
	South Korean Won	1,111,565,000	910,000	State Street Bank London	10/15/2010	17,996
	South Korean Won	545,000,000	462,550	State Street Bank London	11/22/2010	(6,935)
	Swedish Krona	3,175,000	410,986	State Street Bank London	9/1/2010	18,558
	Swedish Krona	8,221,320	1,032,509	State Street Bank London	9/3/2010	79,734
	Swedish Krona	9,056,021	1,225,757	State Street Bank London	11/18/2010	(2,146)
	Swedish Krona	6,625,000	895,222	State Street Bank London	12/1/2010	(303)
	Swiss Franc	1,390,400	1,342,900	State Street Bank London	10/26/2010	27,306
	Swiss Franc	2,574,730	2,489,622	State Street Bank London	11/18/2010	48,337
	Taiwan Dollar	47,884,980	1,553,000	State Street Bank London	11/16/2010	(54,268)
	Turkish Lira	480,000	313,767	State Street Bank London	11/15/2010	(3,361)

			$34,022,511			$56,522
	SELLS

	Brazilian Real	2,910,000	$1,614,872	State Street Bank London	11/3/2010	($22,489)
	Brazilian Real	7,868,133	4,393,738	State Street Bank London	11/18/2010	(19,017)
	Canadian Dollar	3,145,000	3,014,155	State Street Bank London	9/7/2010	65,102
	Canadian Dollar	1,604,394	1,537,264	State Street Bank London	11/18/2010	34,666
	Chinese Yuan Renminbi	8,310,000	1,224,504	State Street Bank London	11/16/2010	3,102
	Colombian Peso	555,000,000	300,813	State Street Bank London	11/2/2010	(2,972)
	Danish Krone	198,200	34,195	State Street Bank London	11/18/2010	455
	Euro	1,570,000	1,929,185	State Street Bank London	9/3/2010	(60,396)
	Euro	5,460,000	6,673,669	State Street Bank London	9/9/2010	(245,446)
	Euro	411,555	491,507	State Street Bank London	9/14/2010	(30,026)
	Euro	1,750,000	2,250,115	State Street Bank London	10/26/2010	32,611
	Euro	7,315,123	9,387,247	State Street Bank London	11/18/2010	118,344
	Indian Rupee	21,555,120	456,000	State Street Bank London	10/20/2010	843
	Japanese Yen	39,000,000	448,029	State Street Bank London	10/25/2010	(16,475)
	Malaysian Ringgit	759,104	232,000	State Street Bank London	9/22/2010	(9,578)
	Mexican Peso	975,000	75,308	State Street Bank London	9/8/2010	1,486
	Mexican Peso	5,795,000	450,533	State Street Bank London	10/25/2010	13,852
	Mexican Peso	19,482,490	1,508,640	State Street Bank London	11/18/2010	44,103
	Pound Sterling	758,410	1,186,349	State Street Bank London	11/18/2010	23,815
	South African Rand	5,402,292	729,320	State Street Bank London	11/18/2010	5,913
	South Korean Won	128,975,000	110,000	State Street Bank London	10/15/2010	2,325
	Swedish Krona	3,175,000	434,224	State Street Bank London	9/1/2010	4,679
	Swedish Krona	8,221,320	1,114,738	State Street Bank London	9/3/2010	2,495
	Taiwan Dollar	29,401,880	923,000	State Street Bank London	11/16/2010	2,763

			$40,519,405			($49,845)

433

DERIVATIVE INSTRUMENTS, CONTINUED

Strategic Bond Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the year ended August 31, 2010, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $0 to $33.1 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Strategic Bond Fund	SELLS

	Euro	4,989,922	$6,606,916	UBS AG London	11/24/2010	$284,327
	Japanese Yen	433,476,230	5,056,962	UBS AG London	11/24/2010	(107,712)
			$11,663,878			$176,615

Total Return Fund

The Fund used forward foreign currency contracts to enhance potential gain, manage against anticipated currency exchange rate changes, gain exposure to foreign cur-
rencies and to maintain diversity and liquidity of the Fund. During the year ended August 31, 2010, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $48.9 million to $324.3 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Total Return Fund	BUYS

	Australian Dollar	668,000	$589,149	Morgan Stanley & Company, Inc.	10/29/2010	$1,151
	Australian Dollar	3,850,000	3,410,561	Royal Bank of Scotland PLC	10/29/2010	(8,380)
	Brazilian Real	21,931,600	12,200,000	HSBC Bank USA	10/4/2010	211,420
	Brazilian Real	6,121,571	3,407,498	JPMorgan Chase Bank	10/4/2010	56,790
	Brazilian Real	1,944,800	1,100,000	Royal Bank of Canada	10/4/2010	591
	Brazilian Real	8,044,200	4,500,000	Royal Bank of Scotland PLC	10/4/2010	52,333
	Brazilian Real	38,578,721	21,498,134	HSBC Bank USA	12/2/2010	72,903
	Brazilian Real	9,299,830	5,200,000	Royal Bank of Scotland PLC	12/2/2010	(62)
	Chinese Yuan Renminbi	3,190,714	481,000	Citibank N.A.	11/17/2010	(12,026)
	Chinese Yuan Renminbi	8,238,466	1,243,420	Deutsche Bank AG London	11/17/2010	(32,522)
	Chinese Yuan Renminbi	3,242,330	490,000	Morgan Stanley & Company, Inc.	11/17/2010	(13,439)
	Chinese Yuan Renminbi	72,697,219	10,749,358	Barclays Capital	11/23/2010	(63,745)
	Indonesian Rupiah	2,034,000,000	200,000	Bank of America N.A.	10/7/2010	23,779
	Indonesian Rupiah	14,242,773,500	1,410,000	Citibank N.A.	10/7/2010	156,975
	Indonesian Rupiah	2,034,000,000	200,000	Royal Bank of Scotland PLC	10/7/2010	23,779
	Indonesian Rupiah	4,171,986,000	420,000	UBS AG	10/7/2010	38,997
	Indonesian Rupiah	10,045,360,000	1,100,000	Barclays Capital	11/24/2010	(4,222)
	Indonesian Rupiah	1,556,800,000	160,000	Citibank N.A.	11/24/2010	9,820
	Indonesian Rupiah	5,007,440,000	550,472	Deutsche Bank AG London	11/24/2010	(4,246)
	Indonesian Rupiah	1,500,100,000	156,254	HSBC Bank USA	11/24/2010	7,381
	Indonesian Rupiah	2,941,760,000	320,000	Citibank N.A.	4/15/2011	(5,672)
	Indonesian Rupiah	1,846,000,000	200,000	JPMorgan Chase Bank	4/15/2011	(2,754)
	Indonesian Rupiah	921,000,000	100,000	Morgan Stanley & Company, Inc.	4/15/2011	(1,591)
	Indonesian Rupiah	2,708,600,000	290,000	Barclays Capital	7/27/2011	(5,960)
	Indonesian Rupiah	661,500,000	70,000	BNP Paribas SA	7/27/2011	(631)
	Indonesian Rupiah	3,147,500,000	330,000	Citibank N.A.	7/27/2011	66
	Indonesian Rupiah	7,444,800,000	790,000	HSBC Bank USA	7/27/2011	(9,293)
	Indonesian Rupiah	661,500,000	70,000	Royal Bank of Scotland PLC	7/27/2011	(631)
	Japanese Yen	256,942,000	2,954,035	Citibank N.A.	9/14/2010	104,834
	Japanese Yen	50,961,000	601,530	Royal Bank of Scotland PLC	9/14/2010	5,156
	Malaysian Ringgit	480,312	140,000	Bank of America N.A.	10/12/2010	12,657
	Malaysian Ringgit	3,976,047	1,170,481	Barclays Capital	10/12/2010	93,221
	Malaysian Ringgit	3,838,650	1,142,530	Citibank N.A.	10/12/2010	77,503
	Malaysian Ringgit	1,967,136	602,259	Deutsche Bank AG London	10/12/2010	22,953
	Mexican Peso	11,429,680	900,000	Barclays Capital	9/24/2010	(36,033)
	Mexican Peso	16,789,350	1,328,179	Citibank N.A.	9/24/2010	(59,076)
	Mexican Peso	11,115,694	852,007	Deutsche Bank AG London	9/24/2010	(11,775)
	Mexican Peso	18,085,688	1,405,300	HSBC Bank USA	9/24/2010	(38,208)
	Mexican Peso	1,277,050	100,000	JPMorgan Chase Bank	9/24/2010	(3,468)
	Mexican Peso	620,075	50,000	Morgan Stanley & Company, Inc.	9/24/2010	(3,129)
	Mexican Peso	49,315,076	3,840,469	Bank of America N.A.	2/22/2011	(170,664)
	Mexican Peso	2,387,494	180,461	Barclays Capital	2/22/2011	(2,794)
	Philippine Peso	2,223,000	47,837	Barclays Capital	11/15/2010	797
	Philippine Peso	7,172,000	154,874	Citibank N.A.	11/15/2010	2,033
	Philippine Peso	2,130,000	45,787	Deutsche Bank AG London	11/15/2010	813
	Pound Sterling	1,272,000	2,025,635	Bank of America N.A.	9/23/2010	(75,115)
	Singapore Dollar	387,511	276,655	Barclays Bank PLC	9/16/2010	9,225
	Singapore Dollar	288,051	204,625	Citibank N.A.	9/16/2010	7,880
	Singapore Dollar	248,039	176,264	Goldman Sachs International	9/16/2010	6,723

434

DERIVATIVE INSTRUMENTS, CONTINUED

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Total Return Fund, continued	BUYS

	South African Rand	3,720,350	$500,000	Barclays Bank PLC	10/28/2010	($132)
	South African Rand	745,370	100,000	UBS AG	10/28/2010	148
	South Korean Won	854,647,500	725,653	Bank of America N.A.	11/12/2010	(11,373)
	South Korean Won	489,592,000	417,058	Barclays Capital	11/12/2010	(7,877)
	South Korean Won	1,325,530,433	1,138,965	Citibank N.A.	11/12/2010	(31,140)
	South Korean Won	232,520,000	200,000	Deutsche Bank AG London	11/12/2010	(5,669)
	South Korean Won	117,300,000	100,000	Goldman Sachs International	11/12/2010	(1,966)
	South Korean Won	1,666,669,800	1,461,000	JPMorgan Chase Bank	11/12/2010	(68,065)
	South Korean Won	2,445,789,800	2,076,997	Morgan Stanley & Company, Inc.	11/12/2010	(32,906)
	Taiwan Dollar	13,579,450	438,521	Barclays Capital	10/12/2010	(14,232)
	Taiwan Dollar	2,647,946	84,464	Citibank N.A.	10/12/2010	(1,729)
	Taiwan Dollar	10,753,530	347,000	Deutsche Bank AG London	10/12/2010	(11,007)
	Taiwan Dollar	6,230,374	200,588	Deutsche Bank AG London	1/14/2011	(5,017)
	Taiwan Dollar	3,814,000	120,773	JPMorgan Chase Bank	1/14/2011	(1,051)
	Taiwan Dollar	5,871,000	186,826	Morgan Stanley & Company, Inc.	1/14/2011	(2,535)
	Taiwan Dollar	3,180,000	100,331	UBS AG	1/14/2011	(511)

			$97,632,950			$239,282

	SELLS

	Brazilian Real	38,042,171	$21,480,616	HSBC Bank USA	10/4/2010	($48,017)
	Canadian Dollar	731,000	699,028	Deutsche Bank AG London	9/16/2010	13,663
	Canadian Dollar	4,091,000	3,885,666	Credit Suisse London Branch	11/18/2010	54,233
	Canadian Dollar	1,419,000	1,356,713	Royal Bank of Canada	11/18/2010	27,746
	Euro	7,975,000	10,297,087	BNP Paribas SA	10/26/2010	191,607
	Euro	21,713,000	28,015,307	Credit Suisse London Branch	10/26/2010	501,789
	Euro	4,331,000	5,546,409	Deutsche Bank AG London	11/23/2010	58,709
	Japanese Yen	2,583,688,000	30,288,112	JPMorgan Chase Bank N.A	9/14/2010	(470,440)
	Japanese Yen	9,300,000,000	105,093,058	JPMorgan Chase Bank N.A	10/18/2010	(5,664,307)
	Mexican Peso	49,315,076	3,901,509	Bank of America N.A.	9/24/2010	173,795
	Mexican Peso	2,387,494	183,231	Barclays Capital	9/24/2010	2,760
	Pound Sterling	7,739,000	11,469,430	Bank of America N.A.	9/23/2010	(397,765)
	Singapore Dollar	923,601	660,536	Deutsche Bank AG London	9/16/2010	(20,837)
	South Korean Won	281,795,183	232,646	Barclays Capital	11/12/2010	(2,867)
	South Korean Won	3,099,500,000	2,513,190	Citibank N.A.	11/12/2010	(77,246)
	South Korean Won	1,142,075,000	923,785	JPMorgan Chase Bank	11/12/2010	(30,715)
	South Korean Won	126,600,000	103,971	Royal Bank of Scotland PLC	11/12/2010	(1,836)

			$226,650,294			($5,689,728)

Options There are two types of options used by the Funds, a put option and a call option. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Funds’ exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Funds’ exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange, movements in underlying security values, and for written options, potential losses in excess of the Fund’s initial investment.

Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When a Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. If the Fund exercise a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid.

During the year ended August 31, 2010, the Strategic Bond Fund used purchased options to manage against anticipated currency exchange rate changes. During the year ended August 31, 2010, Strategic Bond Fund held purchased options with market values ranging from approximately $0 to $88,000.

435

DERIVATIVE INSTRUMENTS, CONTINUED

The following tables summarize the Funds’ written options activities during the year ended August 31, 2010. In addition the table details how the Funds used written option contracts during the year ended August 31, 2010.
	NUMBER OF CONTRACTS[1,2]	PREMIUMS RECEIVED

Alpha Opportunities Fund
Outstanding, beginning of period	—	—
Options written	439	$70,849
Option closed	(69)	(11,531)
Options expired	—	—
Outstanding, end of period	370	$59,318

Global Bond Fund
Outstanding, beginning of period	39,200,517	$542,201
Options written	437,201,663	4,241,617
Option closed	(90,001,502)	(1,402,602)
Options expired	(169,100,678)	(1,697,834)
Outstanding, end of period	217,300,000	$1,683,382

High Income Fund
Outstanding, beginning of period	196,000,000	$3,523,100
Options written	—	—
Option closed	(98,000,000)	(1,808,100)
Options expired	(98,000,000)	(1,715,000)
Outstanding, end of period	—	—

Real Return Bond Fund
Outstanding, beginning of period	189,700,203	$2,090,655
Options written	723,100,364	4,979,578
Option closed	(374,500,364)	(2,985,758)
Options expired	(297,400,203)	(2,131,185)
Outstanding, end of period	240,900,000	$1,953,290

Strategic Bond Fund
Outstanding, beginning of period	169	$70,897
Options written	770	389,613
Option closed	(436)	(239,060)
Options expired	(230)	(72,909)
Outstanding, end of period	273	$148,541

Total Return Fund
Outstanding, beginning of period	277,500,000	$2,572,417
Options written	1,723,204,785	14,063,758
Options closed	(367,803,467)	(4,885,532)
Options expired	(979,901,200)	(6,759,876)
Outstanding, end of period	653,000,118	$4,990,767

Value & Restructuring
Outstanding, beginning of period	—	—
Options written	23,594	$3,022,859
Option closed	(6,030)	(675,088)
Options expired	(9,066)	(608,930)
Outstanding, end of period	8,498	$1,738,841

1 Prior year classification has been modified to conform with current year presentation.
2 The amounts for Alpha Opportunities Fund, High Income Fund, Strategic Bond Fund and Value & Restructuring Fund represent number of contracts. The amounts for Global Bond Fund, Real Return Fund and Total Return Fund represent notional value.

Options on Securities

Alpha Opportunities Fund

The Fund used written options to enhance potential gain/income.

		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Alpha Opportunities Fund	CALLS

	F5 Networks, Inc.	$95.00	Sep 2010	94	$16,857	($7,050)
	Las Vegas Sands Corp.	30.00	Sep 2010	222	23,225	(13,764)
	Salesforce.com, Inc.	115.00	Sep 2010	27	6,573	(5,022)
	Salesforce.com, Inc.	110.00	Sep 2010	27	12,663	(10,260)

				370	$59,318	($36,096)

436

DERIVATIVE INSTRUMENTS, CONTINUED

Value & Restructuring Fund

The Fund used written options to enhance potential gain/income.
		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Value & Restructuring Fund	CALLS

	Ace Ltd.	$55.00	Sep 2010	195	$20,865	($8,774)
	Agco Corp.	35.00	Nov 2010	190	40,613	(34,675)
	Alpha Natural Resources, Inc.	50.00	Sep 2010	190	9,310	(570)
	Anadarko Petroleum Corp.	45.00	Nov 2010	191	162,156	(97,410)
	Anadarko Petroleum Corp.	47.50	Nov 2010	190	134,703	(68,400)
	Avon Products, Inc.	31.00	Sep 2010	139	5,421	(2,085)
	Avon Products, Inc.	34.00	Oct 2010	140	5,312	(1,050)
	Baxter International, Inc.	46.00	Sep 2010	100	5,400	(600)
	Baxter International, Inc.	44.00	Nov 2010	190	56,279	(27,740)
	CommScope, Inc.	30.00	Oct 2010	95	10,173	(475)
	ConocoPhillips	60.00	Nov 2010	150	15,601	(5,250)
	ConocoPhillips	55.00	Nov 2010	190	59,659	(28,120)
	Consol Energy, Inc.	65.00	Oct 2010	75	4,175	(225)
	Copa Holdings SA	55.00	Feb 2011	145	56,404	(35,163)
	Devon Energy Corp.	67.50	Oct 2010	188	43,875	(6,768)
	Eaton Corp.	85.00	Oct 2010	280	36,268	(4,200)
	Freeport McMoran Copper	80.00	Sep 2010	180	19,548	(7,200)
	Freeport McMoran Copper	75.00	Nov 2010	195	115,438	(89,700)
	Goldman Sachs Group, Inc.	155.00	Sep 2010	283	131,047	(4,245)
	Harris Corp.	50.00	Sep 2010	194	7,566	(2,910)
	Host Hotels & Resorts, Inc.	15.00	Sep 2010	190	8,835	(1,900)
	Host Hotels & Resorts, Inc.	17.50	Oct 2010	190	11,210	(1,900)
	International Business Machines Corp.	145.00	Oct 2010	95	12,825	(665)
	JPMorgan Chase & Company	43.00	Sep 2010	194	10,691	(194)
	Loews Corp.	40.00	Dec 2010	95	7,980	(4,275)
	Lorillard, Inc.	80.00	Sep 2010	95	5,237	(3,515)
	Metlife, Inc.	47.00	Sep 2010	280	29,046	(700)
	Metlife, Inc.	45.00	Sep 2010	190	15,532	(760)
	Murphy Oil Corp.	60.00	Oct 2010	190	25,555	(10,450)
	Noble Energy, Inc.	75.00	Sep 2010	194	12,676	(5,820)
	Petroleo Brasileiro SA	37.00	Sep 2010	190	24,724	(2,090)
	Petroleo Brasileiro SA	39.00	Sep 2010	190	26,761	(1,140)
	Petroleo Brasileiro SA	38.00	Sep 2010	245	48,553	(1,715)
	PNC Financial Services Group	65.00	Sep 2010	194	17,883	(388)
	PPG Industries, Inc.	70.00	Sep 2010	185	13,168	(3,700)
	RSC Holdings, Inc.	10.00	Sep 2010	40	960	(400)
	Schnitzer Steel Industries	50.00	Sep 2010	185	18,696	(3,700)
	Schnitzer Steel Industries	44.00	Jan 2011	195	143,128	(107,250)
	Southern Copper Corp.	35.00	Sep 2010	190	19,380	(950)
	Stanley Black & Decker, Inc.	60.00	Sep 2010	185	23,495	(1,850)
	Stanley Black & Decker, Inc.	57.50	Oct 2010	240	78,959	(25,440)
	Stanley Black & Decker, Inc.	65.00	Oct 2010	100	6,400	(1,000)
	Tyco International Ltd.	40.00	Sep 2010	190	36,717	(28,975)
	Union Pacific Corp.	80.00	Sep 2010	285	23,430	(3,705)
	Union Pacific Corp.	80.00	Nov 2010	241	80,589	(40,488)
	United Technologies Corp.	75.00	Jan 2011	240	87,083	(24,960)
	Vale SA	30.00	Sep 2010	190	9,515	(1,900)

				8,498	$1,738,841	($705,390)

Options on Exchange-Traded Futures Contracts
Strategic Bond Fund

The Fund used written options to manage against anticipated interest rate changes.
		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Strategic Bond Fund	CALLS

	Eurodollar Futures	$98.875	Mar 2011	18	$15,241	($31,612)
	Eurodollar Futures	99.125	Sep 2010	23	17,175	(32,344)
	Eurodollar Futures	98.750	Mar 2011	20	19,435	(41,000)
	U.S. Treasury 5-Year Note Futures	120.000	Nov 2010	9	3,174	(9,914)
	U.S. Treasury 10-Year Note Futures	128.000	Sep 2010	22	4,741	(4,741)
	U.S. Treasury 10-Year Note Futures	126.000	Nov 2010	21	13,385	(32,156)
	U.S. Treasury 10-Year Note Futures	127.000	Nov 2010	6	4,012	(6,563)

				119	$77,163	($158,330)

437

DERIVATIVE INSTRUMENTS, CONTINUED

		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Strategic Bond Fund,
continued	PUTS

	Eurodollar Futures	$98.500	Sep 2010	34	$4,140	($213)
	Eurodollar Futures	98.625	Sep 2010	46	7,901	(288)
	Eurodollar Futures	98.750	Mar 2011	20	18,122	(2,250)
	Eurodollar Futures	98.875	Mar 2011	18	17,941	(2,362)
	U.S. Treasury 5-Year Note Futures	116.500	Nov 2010	9	3,627	(1,125)
	U.S. Treasury 10-Year Note Futures	120.000	Nov 2010	21	15,354	(6,234)
	U.S. Treasury 10-Year Note Futures	122.000	Nov 2010	6	4,293	(3,281)

				154	$71,378	($15,753)

Total Return Fund

The Fund used written options to enhance potential gain/income, manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.
		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Total Return Fund	CALLS

	U.S. Treasury 5-Year Note Futures	$121.00	Nov 2010	59	$30,274	($35,031)

				59	$30,274	($35,031)

	PUTS

	U.S. Treasury 5-Year Note Futures	$119.00	Nov 2010	59	$32,118	($26,734)
				59	$32,118	($26,734)

Foreign Currency Options

Global Bond Fund

The Fund used written options to enhance potential gain/income.
						USD
		EXERCISE	EXPIRATION	NOTIONAL		NOTIONAL
FUND	NAME OF ISSUER	PRICE	DATE	AMOUNT		AMOUNT	PREMIUM	VALUE

Global Bond Fund	CALLS

	Euro versus U.S. Dollar	$1.66	Sep 2010	EUR	1,800,000	$2,281,051	$10,100	($315)
	Euro versus U.S. Dollar	1.62	Sep 2010	EUR	2,500,000	3,168,126	22,812	(22,427)
	Euro versus U.S. Dollar	1.63	Sep 2010	EUR	2,600,000	3,294,851	16,229	(14,771)
	Pound Sterling versus U.S. Dollar	2.44	Sep 2010	GBP	1,800,000	2,760,571	13,683	(593)
	U.S. Dollar versus Mexican Peso	16.25	Sep 2010	USD	3,000,000	3,000,000	82,200	(3)
	U.S. Dollar versus South Korean Won	1,500.00	Sep 2010	USD	3,000,000	3,000,000	33,225	(3)

					14,700,000	$17,504,599	$178,249	($38,112)

	PUTS

	Euro versus U.S. Dollar	$1.59	Sep 2010	EUR	1,800,000	$2,281,051	$14,661	($8,020)

					1,800,000	$2,281,051	$14,661	($8,020)

Interest Rate Swaptions

Global Bond Fund

The Fund used written interest rate swaptions to enhance potential gain/income, manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.
				PAY/
				RECEIVE
			FLOATING	FLOATING	EXERCISE	EXPIRATION	NOTIONAL
FUND	NAME OF ISSUER	COUNTERPARTY	RATE INDEX	RATE	RATE	DATE	AMOUNT		PREMIUM	VALUE

Global Bond Fund	CALLS

	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	3.25%	Oct 2010	USD	43,300,000	$290,110	($2,860,052)

								43,300,000	$290,110	($2,860,052)

	PUTS

	3-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	3.00%	Jun 2012	USD	10,800,000	$109,872	($68,089)
	3-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD LIBOR	Receive	3.00%	Jun 2012	USD	5,000,000	44,795	(31,522)
	3-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	3.00%	Jun 2012	USD	12,300,000	137,562	(77,545)
	3-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	2.75%	Jun 2012	USD	6,900,000	71,626	(53,225)
	3-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	3.00%	Jun 2012	USD	6,400,000	69,580	(40,349)
	3-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	3.00%	Jun 2012	USD	7,500,000	71,054	(47,284)
	3-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	3.00%	Jun 2012	USD	7,700,000	85,321	(48,545)
	3-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	2.75%	Jun 2012	USD	6,600,000	64,680	(50,911)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	5.00%	Oct 2010	USD	43,300,000	346,400	(463)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	10.00%	Jul 2012	USD	6,600,000	39,600	(1,159)

								113,100,000	$1,040,490	($419,092)

438

DERIVATIVE INSTRUMENTS, CONTINUED

Real Return Bond Fund

The Fund used written interest rate swaptions to enhance potential gain/income, manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.
				PAY/
				RECEIVE					PREMIUM
			FLOATING	FLOATING	EXERCISE	EXPIRATION	NOTIONAL		(RECEIVED/
FUND	NAME OF ISSUER	COUNTERPARTY	RATE INDEX	RATE	RATE	DATE	AMOUNT		PAID)	VALUE

Real Return
Bond Fund	CALLS

	3-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	1.50%	Jun 2012	USD	8,000,000	$35,617	($44,744)
	10-Year Interest Rate Swap	BNP Paribas	3-Month USD LIBOR	Receive	3.25%	Oct 2010	USD	22,700,000	100,870	(1,499,380)
	10-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	3.25%	Oct 2010	USD	2,600,000	11,830	(171,735)
	10-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3-Month USD LIBOR	Receive	3.25%	Oct 2010	USD	16,000,000	43,650	(1,056,832)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	3.25%	Oct 2010	USD	2,000,000	13,400	(132,104)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	3.25%	Oct 2010	USD	4,700,000	23,030	(310,445)

								56,000,000	$228,397	($3,215,240)

	PUTS

	3-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	3.00%	Jun 2012	USD	35,000,000	$328,914	($220,658)
	3-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	3.00%	Jun 2012	USD	10,000,000	115,826	(63,045)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	4.00%	Dec 2010	USD	9,000,000	61,725	(240)
	7-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3-Month USD LIBOR	Receive	5.37%	Sep 2010	USD	5,000,000	160,750	—
	7-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	5.37%	Sep 2010	USD	17,000,000	279,890	(2)
	10-Year Interest Rate Swap	BNP Paribas	3-Month USD LIBOR	Receive	5.00%	Oct 2010	USD	22,700,000	146,330	(243)
	10-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	5.00%	Oct 2010	USD	2,600,000	12,350	(28)
	10-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3-Month USD LIBOR	Receive	5.00%	Oct 2010	USD	16,000,000	129,875	(171)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	5.00%	Oct 2010	USD	2,000,000	16,000	(21)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	5.00%	Oct 2010	USD	4,700,000	46,530	(50)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	10.00%	Jul 2012	USD	2,400,000	15,840	(421)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	10.00%	Jul 2012	USD	4,200,000	28,560	(738)

								130,600,000	$1,342,590	($285,617)

Total Return Fund

The Fund used written interest rate swaptions to enhance potential gain/income, manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.
				PAY/
				RECEIVE					PREMIUM
			FLOATING	FLOATING	EXERCISE	EXPIRATION	NOTIONAL		(RECEIVED/
FUND	NAME OF ISSUER	COUNTERPARTY	RATE INDEX	RATE	RATE	DATE	AMOUNT		PAID)	VALUE

Total Return Fund	CALLS

	3-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	1.50%	Jun 2012	USD	31,000,000	$138,017	($173,383)
	5-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	1.60%	Oct 2010	USD	22,200,000	57,720	(141,079)
	5-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	1.45%	Oct 2010	USD	4,600,000	6,900	(16,447)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.45%	Oct 2010	USD	18,500,000	26,631	(66,147)
	5-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	1.60%	Oct 2010	USD	26,400,000	59,400	(167,769)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.45%	Oct 2010	USD	19,200,000	40,320	(68,650)
	10-Year Interest Rate Swap	BNP Paribas	3-Month USD LIBOR	Receive	3.25%	Oct 2010	USD	26,900,000	124,130	(1,776,799)
	10-Year Interest Rate Swap	Credit Suisse International	3-Month USD LIBOR	Receive	3.25%	Oct 2010	USD	28,300,000	164,140	(1,869,272)
	10-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	3.25%	Jan 2011	USD	8,900,000	48,950	(566,236)

								186,000,000	$666,208	($4,845,782)

	PUTS

	3-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	3.00%	Jun 2012	USD	29,700,000	$307,948	($187,244)
	3-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD LIBOR	Receive	3.00%	Jun 2012	USD	13,000,000	116,262	(81,959)
	3-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	3.00%	Jun 2012	USD	28,300,000	308,165	(178,417)
	3-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	3.00%	Jun 2012	USD	19,800,000	215,447	(124,829)
	3-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	2.75%	Jun 2012	USD	12,500,000	129,758	(96,423)
	3-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	3.00%	Jun 2012	USD	35,200,000	359,696	(221,918)
	3-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	3.00%	Jun 2012	USD	24,900,000	275,909	(156,982)
	3-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	2.75%	Jun 2012	USD	15,700,000	153,860	(121,107)
	5-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	2.10%	Oct 2010	USD	22,200,000	107,593	(40,056)
	5-Year Interest Rate Swap	Credit Suisse International	3-Month USD LIBOR	Receive	1.95%	Oct 2010	USD	11,500,000	56,925	(34,271)
	5-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	2.10%	Oct 2010	USD	26,400,000	112,200	(47,634)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	4.00%	Oct 2010	USD	9,600,000	50,400	(24)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.95%	Oct 2010	USD	19,200,000	69,120	(57,218)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	4.00%	Dec 2010	USD	50,100,000	315,630	(1,338)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	4.00%	Dec 2010	USD	10,900,000	70,240	(291)
	5-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	3.25%	Jul 2012	USD	17,900,000	442,548	(245,430)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	3.25%	Jul 2012	USD	5,900,000	148,149	(80,896)
	10-Year Interest Rate Swap	BNP Paribas	3-Month USD LIBOR	Receive	5.00%	Oct 2010	USD	26,900,000	253,350	(288)
	10-Year Interest Rate Swap	Credit Suisse International	3-Month USD LIBOR	Receive	5.00%	Oct 2010	USD	28,300,000	206,590	(303)
	10-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	5.00%	Jan 2011	USD	8,900,000	72,090	(1,486)
	10-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	4.00%	Jun 2011	USD	5,900,000	82,010	(34,536)
	10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD LIBOR	Receive	4.00%	Jun 2011	USD	3,200,000	44,960	(18,732)

439

DERIVATIVE INSTRUMENTS, CONTINUED

				PAY/
				RECEIVE					PREMIUM
			FLOATING	FLOATING	EXERCISE	EXPIRATION	NOTIONAL		(RECEIVED/
FUND	NAME OF ISSUER	COUNTERPARTY	RATE INDEX	RATE	RATE	DATE	AMOUNT		PAID)	VALUE

Total Return Fund,
continued	PUTS

	10-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	4.00%	Jun 2011	USD	2,900,000	$39,585	($16,975)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	4.00%	Jun 2011	USD	6,700,000	94,701	(39,219)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	10.00%	Jul 2012	USD	11,300,000	68,083	(1,984)

								446,900,000	$4,101,219	($1,789,560)

Credit Default Swaptions

Global Bond Fund

The Fund used written credit default swaptions to enhance potential gain/income.
									USD	PREMIUM
				BUY/SELL	EXERCISE	EXPIRATION	NOTIONAL		NOTIONAL	(RECEIVED/
FUND	NAME OF ISSUER	COUNTERPARTY	INDEX	PROTECTION	RATE	DATE	AMOUNT		AMOUNT	PAID)	VALUE

Global Bond Fund	CALLS

	5-Year Credit Default Swap	BNP Paribas	DJ ITRAXX	Sell	0.90%	Nov 2010	EUR	2,100,000	$2,661,226	$9,003	($3,137)
	5-Year Credit Default Swap	Bank of America N.A.	CDX.IG14	Sell	0.90%	Dec 2010	USD	1,400,000	1,400,000	2,800	(1,831)
	5-Year Credit Default Swap	BNP Paribas	CDX.IG14	Sell	0.90%	Dec 2010	USD	6,500,000	6,500,000	19,825	(9,766)
	5-Year Credit Default Swap	BNP Paribas	DJ ITRAXX	Sell	0.90%	Dec 2010	EUR	5,900,000	7,476,778	16,513	(12,047)
	5-Year Credit Default Swap	JPMorgan Chase Bank	DJ ITRAXX	Sell	0.90%	Dec 2010	EUR	1,300,000	1,647,426	5,443	(2,667)
	5-Year Credit Default Swap	Morgan Stanley Capital Services, Inc.	DJ ITRAXX	Sell	0.90%	Dec 2010	EUR	2,000,000	2,534,501	9,761	(4,387)
	5-Year Credit Default Swap	UBS AG	CDX.IG14	Sell	0.90%	Dec 2010	USD	1,700,000	1,700,000	3,400	(2,438)
	5-Year Credit Default Swap	UBS AG	DJ ITRAXX	Sell	0.90%	Dec 2010	EUR	1,300,000	1,647,426	5,245	(2,725)

							22,200,000		$25,567,357	$71,990	($38,998)

	PUTS

	5-Year Credit Default Swap	BNP Paribas	DJ ITRAXX	Sell	1.60%	Nov 2010	EUR	2,100,000	$2,661,226	$7,618	($9,011)
	5-Year Credit Default Swap	Bank of America N.A.	CDX.IG14	Sell	1.50%	Dec 2010	USD	1,400,000	1,400,000	3,990	(5,303)
	5-Year Credit Default Swap	BNP Paribas	CDX.IG14	Sell	1.50%	Dec 2010	USD	6,500,000	6,500,000	19,825	(26,303)
	5-Year Credit Default Swap	BNP Paribas	DJ ITRAXX	Sell	1.50%	Dec 2010	EUR	3,400,000	4,308,652	17,947	(23,150)
	5-Year Credit Default Swap	BNP Paribas	DJ ITRAXX	Sell	1.60%	Dec 2010	EUR	2,500,000	3,168,126	14,554	(14,524)
	5-Year Credit Default Swap	JPMorgan Chase Bank	DJ ITRAXX	Sell	1.60%	Dec 2010	EUR	1,300,000	1,647,426	5,443	(7,190)
	5-Year Credit Default Swap	Morgan Stanley Capital Services, Inc.	DJ ITRAXX	Sell	1.60%	Dec 2010	EUR	2,000,000	2,534,501	7,651	(12,212)
	5-Year Credit Default Swap	UBS AG	CDX.IG14	Sell	1.50%	Dec 2010	USD	1,700,000	1,700,000	5,610	(6,926)
	5-Year Credit Default Swap	UBS AG	DJ ITRAXX	Sell	1.60%	Dec 2010	EUR	1,300,000	1,647,426	5,244	(7,249)

							22,200,000		$25,567,357	$87,882	($111,868)

Real Return Bond Fund

The Fund used written credit default swaptions to enhance potential gain/income.
									USD	PREMIUM
				BUY/SELL	EXERCISE	EXPIRATION	NOTIONAL		NOTIONAL	(RECEIVED/
FUND	NAME OF ISSUER	COUNTERPARTY	INDEX	PROTECTION	RATE	DATE	AMOUNT		AMOUNT	PAID)	VALUE

Real Return
Bond Fund	CALLS

	5-Year Credit Default Swap	BNP Paribas	DJ ITRAXX	Sell	0.90%	Dec 2010	EUR	400,000	$311,989	$912	($817)
	5-Year Credit Default Swap	Credit Suisse International	CDX.IG14	Sell	0.90%	Dec 2010	USD	2,000,000	2,000,000	5,900	(4,528)
	5-Year Credit Default Swap	UBS AG	CDX.IG14	Sell	0.90%	Dec 2010	USD	5,200,000	5,200,000	10,400	(7,457)

							7,600,000		$7,511,989	$17,212	($12,802)

	PUTS

	5-Year Credit Default Swap	BNP Paribas	DJ ITRAXX	Sell	1.60%	Dec 2010	EUR	400,000	$315,644	$2,281	($2,323)
	5-Year Credit Default Swap	Credit Suisse International	CDX.IG14	Sell	1.50%	Dec 2010	USD	2,000,000	2,000,000	6,400	(7,503)
	5-Year Credit Default Swap	UBS AG	CDX.IG14	Sell	1.50%	Dec 2010	USD	5,200,000	5,200,000	17,160	(21,186)

							7,600,000		$7,515,644	$25,841	($31,012)

440

DERIVATIVE INSTRUMENTS, CONTINUED

Total Return Fund

The Fund used written credit default swaptions to enhance potential gain/income.
									USD	PREMIUM
				BUY/SELL	EXERCISE	EXPIRATION	NOTIONAL		NOTIONAL	(RECEIVED/
FUND	NAME OF ISSUER	COUNTERPARTY	INDEX	PROTECTION	RATE	DATE	AMOUNT		AMOUNT	PAID)	VALUE

Total Return Fund	CALLS

	5-Year Credit Default Swap	BNP Paribas	DJ ITRAXX	Sell	0.80%	Sep 2010	EUR	1,500,000	$1,900,876	$3,173	($7)

								1,500,000	$1,900,876	$3,173	($7)

	PUTS

	5-Year Credit Default Swap	BNP Paribas	DJ ITRAXX	Sell	1.50%	Sep 2010	EUR	1,500,000	$1,900,876	$9,615	($787)

								1,500,000	$1,900,876	$9,615	($787)

Inflation Floors

Inflation floors are instruments where in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate (based on the Consumer Price Index or other measure), or floor.

Real Return Bond Fund

The Fund used written inflation floor options to enhance potential gain/income.
								PREMIUM
			STRIKE		EXPIRATION	NOTIONAL		(RECEIVED/
FUND	DESCRIPTION	COUNTERPARTY	INDEX	EXERCISE INDEX	DATE	AMOUNT		PAID)	VALUE

Real Return Bond Fund	Floor-OTC CPURNSA Index	Citibank N.A.	215.949	Maximum of (–1.00% – Index
				Final/Index Initial – 1) or $0	Mar 2020	USD	12,300,000	$103,980	($197,120)
	Floor-OTC CPURNSA Index	Deutsche Bank AG	215.949	Maximum of (–1.00% – Index
				Final/Index Initial – 1) or $0	Mar 2020	USD	2,900,000	21,750	(41,802)
	Floor-OTC CPURNSA Index	Citibank N.A.	216.687	Maximum of (–1.00% – Index
				Final/Index Initial –1) or $0	Apr 2020	USD	23,900,000	213,520	(387,503)

							39,100,000	$339,250	($626,425)

Total Return Fund

The Fund used written inflation floor options to enhance potential gain/income.

								PREMIUM
			STRIKE		EXPIRATION	NOTIONAL		(RECEIVED/
FUND	DESCRIPTION	COUNTERPARTY	INDEX	EXERCISE INDEX	DATE	AMOUNT		PAID)	VALUE

Total Return Fund	Floor-OTC CPURNSA Index	Deutsche Bank AG	215.949	Maximum of (–1.00% – Index	Mar 2020	USD	1,600,000	$12,000	($23,063)
				Final/Index Initial – 1) or $0
	Floor-OTC CPURNSA Index	Citibank N.A.	215.949	Maximum of (–1.00% – Index	Mar 2020	USD	4,500,000	38,060	(72,117)
				Final/Index Initial – 1) or $0
	Floor-OTC CPURNSA Index	Citibank N.A.	216.687	Maximum of (–1.00% – Index	Apr 2020	USD	11,000,000	98,100	(178,349)
				Final/Index Initial – 1) or $0

							17,100,000	$148,160	($273,529)

CPURNSA — Consumer Price Index-Urban Non-Seasonally Adjusted

Swaps The Funds may enter into interest rate, credit default, and other forms of swap agreements. Swap agreements are privately negotiated agreements between a Fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swaps are marked to market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. The value of the swap may implicate collateral posting obligations by the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the Funds are amortized/accreted to realized gain for financial reporting purposes, with the unamortized/unaccreted portion included in the Statements of Assets and Liabilities. A termination payment by the counterparty or the Funds is recorded as realized gain or loss, as well as the net periodic payments received or paid by a Fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for the swap, that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The Fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest Rate Swaps Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Funds settle accrued net interest receivable or payable under the swap contracts on a periodic basis.

The following table summarizes the contracts held at August 31, 2010 and the range of notional contracts amounts held by the Funds during the year ended August 31, 2010. In addition, the table details how the Funds used interest rate swap contracts during the year ended August 31, 2010.

Global Bond Fund

The Fund used interest rate swaps to enhance potential gain/income and manage against anticipated interest rate changes. During the year ended August 31, 2010, the Fund held interest rate swaps with total USD notional amounts ranging approximately from $125.6 million to $301.1 million, as measured at each quarter end.

441

DERIVATIVE INSTRUMENTS, CONTINUED

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	(PAID/	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	RECEIVED)	(DEPRECIATION)	VALUE

Global Bond Fund
	Bank of America N.A.	1,160,000,000	JPY	$13,087,534	6 Month LIBOR	Fixed 1.500%	Dec 2020	$256,761	$280,697	$537,458
	Barclays Bank PLC	34,437,334	BRL	24,142,349	CDI	Fixed 11.315%	Jan 2012	—	—	—
	Deutsche Bank AG	5,000,000	AUD	4,143,000	6 Month BBR-BBSW	Fixed 6.000%	Dec 2020	23,281	247,272	270,553
	Deutsche Bank AG	420,000,000	JPY	4,740,139	6 Month LIBOR	Fixed 1.500%	Dec 2020	92,094	102,503	194,597
	JPMorgan Chase Bank	3,400,000	USD	3,400,000	Fixed 3.250%	3 Month LIBOR	Sep 2020	—	(236,284)	(236,284)
	JPMorgan Chase Bank	4,800,000	USD	4,800,000	Fixed 3.500%	3 Month LIBOR	Sep 2020	—	(442,303)	(442,303)
	JPMorgan Chase Bank	4,300,000	CAD	4,106,776	3 Month BA-CDOR	Fixed 5.800%	Dec 2023	23,350	119,932	143,282
	The Royal Bank of Scotland PLC	13,500,000	CAD	13,133,573	3 Month BA-CDOR	Fixed 2.500%	Jun 2013	6,176	68,399	74,575
	The Royal Bank of Scotland PLC	4,560,000,000	JPY	$49,917,052	6 Month LIBOR	Fixed 1.500%	Dec 2020	523,664	1,589,102	2,112,766
	UBS AG	390,000,000	JPY	4,144,086	6 Month LIBOR	Fixed 2.150%	Jun 2035	(15,605)	401,747	386,142

				$125,614,509				$909,721	$2,131,065	$3,040,786

Investment Quality Bond Fund

The Fund used interest rate swaps to enhance potential gain/income and manage against anticipated interest rate changes. During the year ended August 31, 2010, the
Fund held interest rate swaps with total USD notional amounts ranging from approximately $3.4 million to $44.1 million, as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	(PAID/	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	RECEIVED)	(DEPRECIATION)	VALUE

Investment Quality Bond Fund
	JPMorgan Chase Bank	2,480,000	USD	$2,480,000	Fixed 4.3175%	3 Month LIBOR	Dec 2028	—	($497,435)	($497,435)
	JPMorgan Chase Bank	925,000	USD	925,000	Fixed 3.425%	3 Month LIBOR	Jul 2039	—	(56,894)	(56,894)

				$3,405,000				—	($554,329)	($554,329)
Real Return Bond Fund

The Fund used interest rate swaps to enhance potential gain/income and manage against anticipated interest rate changes. During the year ended August 31, 2010, the
Fund held interest rate swaps with total USD notional amounts ranging from approximately $63.2 million to $198.4 million as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	(PAID/	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	RECEIVED)	(DEPRECIATION)	VALUE

Real Return Bond Fund
	Bank of America NA	3,700,000	USD	$3,700,000	Fixed 3.250%	3 Month LIBOR	Sep 2020	—	($257,132)	($257,132)
	Barclays Bank PLC	17,493,007	BRL	11,120,393	CDI	Fixed 10.680%	Jan 2012	($61,389)	(38,580)	(99,969)
	Barclays Bank PLC	4,454,608	BRL	3,603,604	CDI	Fixed 12.285%	Jan 2013	20,715	70,624	91,339
	Barclays Bank PLC	1,100,000	USD	1,100,000	3 Month LIBOR	Fixed 4.000%	Dec 2020	94,710	45,159	139,869
	BNP Paribas	2,200,000	EUR	2,614,040	FRCPXTOB	Fixed 2.040%	Feb 2011	—	86,014	86,014
	BNP Paribas	4,646,209	BRL	3,894,170	CDI	Fixed 11.880%	Jan 2013	(32,069)	89,901	57,832
	Citibank N.A.	14,500,000	USD	14,500,000	Fixed 3.250%	3 Month LIBOR	Sep 2020	—	(1,007,680)	(1,007,680)
	Deutsche Bank AG	23,600,000	USD	23,600,000	3 Month LIBOR	Fixed 4.000%	Dec 2020	1,406,432	1,594,398	3,000,830
	Goldman Sachs	22,950,780	BRL	18,417,873	CDI	Fixed 11.890%	Jan 2013	19,124	282,305	301,429
	Goldman Sachs	3,000,000	USD	3,000,000	Fixed 3.250%	3 Month LIBOR	Sep 2020	—	(208,486)	(208,486)
	Goldman Sachs	9,000,000	USD	9,000,000	Fixed 3.500%	3 Month LIBOR	Sep 2020	—	(829,319)	(829,319)
	HSBC Bank USA	5,327,510	BRL	3,819,549	CDI	Fixed 11.670%	Jan 2012	53,400	61,160	114,560
	HSBC Bank USA	5,051,046	BRL	3,531,959	CDI	Fixed 11.1400%	Jan 2012	23,786	44,476	68,262
	HSBC Bank USA	22,561,494	BRL	15,638,672	CDI	Fixed 11.360%	Jan 2012	11,777	262,698	274,475
	HSBC Bank USA	5,122,942	BRL	4,226,631	CDI	Fixed 11.890%	Jan 2013	10,384	56,899	67,283
	HSBC Bank USA	19,100,000	USD	19,100,000	3 Month LIBOR	Fixed 4.000%	Dec 2020	1,290,894	1,137,744	2,428,638
	JP Morgan Chase Bank	14,700,000	USD	14,700,000	Fixed 3.250%	3 Month LIBOR	Sep 2020	—	(1,021,579)	(1,021,579)
	JPMorgan Chase Bank	2,700,000	EUR	3,428,053	FRCPXTOB	Fixed 2.028%	Oct 2011	—	120,367	120,367
	JPMorgan Chase Bank	1,490,041	BRL	1,189,189	CDI	Fixed 12.170%	Jan 2013	9,342	17,929	27,271
	Morgan Stanley Capital Services, Inc.	7,216,343	BRL	4,763,208	CDI	Fixed 10.115%	Jan 2012	(57,662)	(94,470)	(152,132)
	Morgan Stanley Capital Services, Inc.	4,768,269	BRL	3,444,250	CDI	Fixed 11.600%	Jan 2012	21,115	76,262	97,377
	Morgan Stanley Capital Services, Inc.	811,565	BRL	547,345	CDI	Fixed 11.630%	Jan 2012	(12)	5,576	5,564
	Morgan Stanley Capital Services, Inc.	4,087,189	BRL	3,222,342	CDI	Fixed 11.980%	Jan 2013	—	59,248	59,248
	The Royal Bank of Scotland PLC	14,800,000	USD	14,800,000	Fixed 3.500%	3 Month LIBOR	Sep 2020	—	(1,363,768)	(1,363,768)
	The Royal Bank of Scotland PLC	5,900,000	USD	5,900,000	3 Month LIBOR	Fixed 4.000%	Dec 2020	344,689	405,518	750,207
	UBS AG	1,800,000	EUR	2,276,369	FRCPXTOB	Fixed 2.095%	Oct 2011	—	89,018	89,018
	UBS AG	4,008,129	BRL	3,263,274	CDI	Fixed 12.070%	Jan 2013	(20,768)	86,672	65,904

			$198,400,921					$3,134,468	($229,046)	$2,905,422

442

DERIVATIVE INSTRUMENTS, CONTINUED

Strategic Bond Fund

The Fund used interest rate swaps to manage against anticipated interest rate changes. During the year ended August 31, 2010, the Fund held interest rate swaps with total USD notional amount ranging from approximately $0 to $7.5 million, as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	(PAID/	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	RECEIVED)	(DEPRECIATION)	VALUE

Strategic Bond Fund
	JPMorgan Chase Bank	1,647,000	USD	$1,647,000	Fixed†	3 Month LIBOR	Feb 2025	—	($220,209)	($220,209)
	Morgan Stanley Capital Services, Inc.	2,970,000	USD	2,970,000	Fixed†	3 Month LIBOR	Feb 2025	—	(405,050)	(405,050)
	Morgan Stanley Capital Services, Inc.	2,860,000	USD	2,860,000	Fixed†	3 Month LIBOR	Nov 2027	—	(397,097)	(397,097)

				$7,477,000				—	($1,022,356)	($1,022,356)

† No payments made by the Fund until maturity. Payment amount is derived from subtracting the floating notional amounts from fixed amounts.

Total Return Fund

The Fund used interest rate swaps to enhance potential gain/income and manage against anticipated interest rate changes. During the year ended August 31, 2010, the
Fund held interest rate swaps with total USD notional amounts ranging from $411.4 million to $828.6 million, as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	(PAID/	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	RECEIVED)	(DEPRECIATION)	VALUE

Total Return Fund
	Bank of America N.A.	38,300,000	EUR	$48,289,937	6 Month EURIBOR	Fixed 2.000%	Sep 2015	($267,790)	$910,660	$642,870
	Barclays Bank PLC	740,179	BRL	383,992	CDI	Fixed 10.600%	Jan 2012	—	3,988	3,988
	Barclays Bank PLC	819,041	BRL	568,828	CDI	Fixed 10.835%	Jan 2012	1,683	5,795	7,478
	Barclays Bank PLC	6,300,000	EUR	8,293,631	6 Month EURIBOR	Fixed 2.000%	Sep 2015	(54,655)	160,401	105,746
	Barclays Bank PLC	19,800,000	USD	19,800,000	Fixed 3.500%	3 Month LIBOR	Sep 2020	—	(1,824,501)	(1,824,501)
	BNP Paribas	4,217,930	BRL	2,874,313	CDI	Fixed 11.390%	Jan 2012	—	26,690	26,690
	BNP Paribas	3,348,004	BRL	2,721,289	CDI	Fixed 11.880%	Jan 2013	$375	41,298	41,673
	BNP Paribas	24,409,638	BRL	20,255,272	CDI	Fixed 12.800%	Jan 2013	55,042	702,955	757,997
	BNP Paribas	1,149,975	BRL	1,094,901	CDI	Fixed 12.110%	Jan 2014	—	25,702	25,702
	BNP Paribas	6,500,000	EUR	8,556,921	6 Month EURIBOR	Fixed 2.000%	Sep 2015	(49,834)	158,937	109,103
	Citibank N.A.	16,800,000	USD	16,800,000	Fixed 3.250%	3 Month LIBOR	Sep 2020	—	(1,167,519)	(1,167,519)
	Credit Suisse International	18,854,503	BRL	15,228,639	CDI	Fixed 12.480%	Jan 2013	46,762	286,171	332,933
	Credit Suisse International	8,800,000	EUR	11,123,203	6 Month EURIBOR	Fixed 2.000%	Sep 2015	(76,898)	224,607	147,709
	Deutsche Bank AG	2,500,000	AUD	1,774,875	3 Month BBR-BBSW	Fixed 4.500%	Jun 2011	5,015	(11,038)	(6,023)
	Deutsche Bank AG	3,100,000	USD	3,100,000	Fixed 3.500%	3 Month LIBOR	Sep 2020	—	(285,654)	(285,654)
	Goldman Sachs	245,712	BRL	157,522	CDI	Fixed 10.835%	Jan 2012	153	2,090	2,243
	Goldman Sachs	4,247,478	BRL	2,858,905	CDI	Fixed 10.990%	Jan 2012	8,777	28,777	37,554
	Goldman Sachs	17,964,450	BRL	14,275,191	CDI	Fixed 11.890%	Jan 2013	6,547	229,393	235,940
	Goldman Sachs	4,093,387	BRL	3,183,732	CDI	Fixed 11.930%	Jan 2013	(8,611)	63,176	54,565
	Goldman Sachs	7,696,192	BRL	7,723,783	CDI	Fixed 12.650%	Jan 2014	94,095	193,144	287,239
	HSBC Bank USA	382,746	BRL	318,167	CDI	Fixed 14.765%	Jan 2012	1,811	26,612	28,423
	HSBC Bank USA	1,151,187	BRL	597,321	CDI	Fixed 10.610%	Jan 2012	—	6,378	6,378
	HSBC Bank USA	2,921,632	BRL	1,976,393	CDI	Fixed 11.360%	Jan 2012	16,337	19,206	35,543
	HSBC Bank USA	2,362,586	BRL	1,660,703	CDI	Fixed 11.140%	Jan 2012	13,188	18,741	31,929
	HSBC Bank USA	18,784,121	BRL	14,957,584	CDI	Fixed 11.890%	Jan 2013	13,388	233,315	246,703
	HSBC Bank USA	2,528,085	BRL	1,970,010	CDI	Fixed 11.880%	Jan 2013	(2,570)	30,532	27,962
	HSBC Bank USA	1,214,342	BRL	958,977	CDI	Fixed 12.300%	Jan 2013	6,033	19,313	25,346
	HSBC Bank USA	13,884,956	BRL	13,625,209	CDI	Fixed 12.540%	Jan 2014	31,811	447,495	479,306
	HSBC Bank USA	28,900,000	MXN	2,214,984	TIIE-Banxico	Fixed 7.330%	Jan 2015	11,428	124,514	135,942
	JPMorgan Chase Bank	493,453	BRL	255,995	CDI	Fixed 10.600%	Jan 2012	—	2,659	2,659
	JPMorgan Chase Bank	6,637,453	BRL	5,491,349	CDI	Fixed 12.170%	Jan 2013	15,267	106,213	121,480
	JPMorgan Chase Bank	2,520,135	BRL	2,370,490	CDI	Fixed 12.200%	Jan 2014	(859)	64,483	63,624
	JPMorgan Chase Bank	18,700,000	USD	18,700,000	3 Month LIBOR	Fixed 4.000%	Dec 2017	892,356	1,352,250	2,244,606
	JPMorgan Chase Bank	4,100,000	USD	4,100,000	Fixed 3.250%	3 Month LIBOR	Sep 2020	—	(284,930)	(284,930)
	Merrill Lynch Capital Services, Inc.	4,655,889	BRL	3,204,292	CDI	Fixed 10.990%	Jan 2012	8,545	32,620	41,165
	Merrill Lynch Capital Services, Inc.	6,182,083	BRL	3,936,605	CDI	Fixed 11.980%	Jan 2012	—	158,911	158,911
	Merrill Lynch Capital Services, Inc.	1,224,789	BRL	1,012,701	CDI	Fixed 14.765%	Jan 2012	3,648	87,305	90,953
	Merrill Lynch Capital Services, Inc.	15,500,737	BRL	12,314,109	CDI	Fixed 11.900%	Jan 2013	29,016	159,456	188,472
	Morgan Stanley Capital Services, Inc.	2,384,193	BRL	1,854,796	CDI	Fixed 11.980%	Jan 2013	5,453	29,109	34,562
	Morgan Stanley Capital Services, Inc.	7,958,211	BRL	6,360,809	CDI	Fixed 12.590%	Jan 2013	39,735	114,852	154,587
	Morgan Stanley Capital Services, Inc.	15,315,784	BRL	15,128,282	CDI	Fixed 12.510%	Jan 2014	64,102	453,184	517,286
	Morgan Stanley Capital Services, Inc.	700,000	EUR	881,405	6 Month EURIBOR	Fixed 2.000%	Sep 2015	(4,495)	16,245	11,750
	Morgan Stanley Capital Services, Inc.	4,600,000	USD	4,600,000	3 Month LIBOR	Fixed 4.000%	Jun 2017	285,870	339,160	625,030
	The Royal Bank of Scotland PLC	9,100,000	USD	9,100,000	3 Month LIBOR	Fixed 4.000%	Jun 2017	510,636	725,808	1,236,444

443

DERIVATIVE INSTRUMENTS, CONTINUED

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	(PAID/	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	RECEIVED)	(DEPRECIATION)	VALUE

Total Return Fund, continued
	The Royal Bank of Scotland PLC	11,500,000	USD	$11,500,000	3 Month LIBOR	Fixed 4.000%	Dec 2017	$594,119	$786,254	$1,380,373
	The Royal Bank of Scotland PLC	300,000	USD	300,000	Fixed 3.250%	3 Month LIBOR	Sep 2020	—	(20,849)	(20,849)
	The Royal Bank of Scotland PLC	21,900,000	USD	21,900,000	Fixed 3.500%	3 Month LIBOR	Sep 2020	—	(2,018,008)	(2,018,008)
	The Royal Bank of Scotland PLC	11,000,000	USD	11,000,000	3 Month LIBOR	Fixed 4.000%	Dec 2020	649,184	749,508	1,398,692
	UBS AG	33,700,000	AUD	23,967,444	3 Month BBR-BBSW	Fixed 4.500%	Jun 2011	784	(81,973)	(81,189)
	UBS AG	3,242,867	BRL	2,182,691	CDI	Fixed 11.420%	Jan 2012	—	21,648	21,648
	UBS AG	7,322,759	BRL	4,551,967	CDI	Fixed 10.575%	Jan 2012	(52,181)	(8,065)	(60,246)
	UBS AG	21,000,000	AUD	17,396,404	6 Month BBR-BBSW	Fixed 6.000%	Sep 2012	—	482,578	482,578
	UBS AG	1,290,753	BRL	1,042,238	CDI	Fixed 12.070%	Jan 2013	4,734	16,489	21,223
	UBS AG	1,028,743	BRL	986,842	CDI	Fixed 12.250%	Jan 2014	4,991	22,661	27,652

				$411,482,701				$2,902,992	$4,008,746	$6,911,738

Credit Default Swaps Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to remedies that are specified within the credit default agreement. A Fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the Fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

The following table summarizes the contracts held at August 31, 2010 and the range of notional contracts amounts held by the Funds during the year ended August 31, 2010. In addition, the table details how the Funds used credit default swap contracts as a buyer of protection during the year ended August 31, 2010.

Credit Default Swaps — Buys

Global Bond Fund

The Fund used credit default swaps to enhance potential gain/income and manage against potential credit events. During the year ended August 31, 2010, the Fund held credit default swaps with total USD notional amounts ranging from approximately $98.9 million to $152.4 million as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
					USD	(PAY)/		PAYMENT	UNREALIZED
			NOTIONAL		NOTIONAL	RECEIVED	MATURITY	(PAID/	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT	CURRENCY	AMOUNT	FIXED RATE	DATE	RECEIVED)	(DEPRECIATION)	VALUE

Global Bond Fund
	Bank of America N.A.	Rio Tinto Alcan, Inc.	700,000	USD	$700,000	(0.290)%	Mar 2011	—	($875)	($875)
	Bank of America N.A.	Xstrata Canada Corp.	3,000,000	USD	3,000,000	(0.910)%	Jun 2012	—	(2,203)	(2,203)
	Bank of America N.A.	Vivendi	2,000,000	USD	2,000,000	(1.280)%	Jun 2013	—	(14,926)	(14,926)
	Bank of America N.A.	Lafarge	2,000,000	USD	2,000,000	(1.690)%	Sep 2016	—	212,385	212,385
	Bank of America N.A.	Intuit, Inc.	2,000,000	USD	2,000,000	(1.380)%	Mar 2017	—	(107,409)	(107,409)
	Bank of America N.A.	CBS Corp.	1,800,000	USD	1,800,000	(1.000)%	Jun 2019	$206,104	(129,790)	76,314
	Barclays Bank PLC	XL Capital Ltd.	300,000	USD	300,000	(0.310)%	Mar 2012	—	4,234	4,234
	Barclays Bank PLC	Norfolk Southern	2,000,000	USD	2,000,000	(0.450)%	Sep 2014	—	(4,958)	(4,958)
	Barclays Bank PLC	Southwest Airlines Company	500,000	USD	500,000	(0.640)%	Mar 2017	—	28,251	28,251
	Barclays Bank PLC	CDX.NA.IG.8	21,199,200	USD	21,199,200	(0.600)%	Jun 2017	217,577	832,082	1,049,659
	Barclays Bank PLC	Citigroup, Inc.	4,300,000	USD	4,300,000	(0.870)%	Jun 2018	—	291,106	291,106
	BNP Paribas	D.R. Horton, Inc.	800,000	USD	800,000	(4.030)%	Jun 2011	—	(20,694)	(20,694)
	BNP Paribas	Vivendi	800,000	USD	800,000	(1.743)%	Jun 2013	—	(16,902)	(16,902)
	BNP Paribas	Vivendi	800,000	USD	800,000	(1.780)%	Jun 2013	—	(17,800)	(17,800)
	BNP Paribas	Vivendi	700,000	USD	700,000	(1.820)%	Jun 2013	—	(16,403)	(16,403)
	BNP Paribas	JPMorgan Chase & Company	1,800,000	USD	1,800,000	(0.737)%	Mar 2018	—	47,282	47,282
	BNP Paribas	The Bear Stearns Companies, Inc.	2,000,000	USD	2,000,000	(2.180)%	Mar 2018	—	(147,321)	(147,321)
	Citibank N.A.	Autozone, Inc.	500,000	USD	500,000	(0.680)%	Dec 2012	—	(3,015)	(3,015)
	Citibank N.A.	HSBC Finance Corp.	1,300,000	USD	1,300,000	(0.430)%	Mar 2014	—	57,683	57,683
	Citibank N.A.	Pearson PLC	1,000,000	USD	1,000,000	(0.690)%	Jun 2018	—	(2,651)	(2,651)
	Credit Suisse International	Valeo	1,200,000	EUR	1,792,500	(1.000)%	Jun 2013	55,945	(14,820)	41,125
	Credit Suisse International	Sealed Air Corp.	700,000	USD	700,000	(0.500)%	Sep 2013	—	19,472	19,472
	Credit Suisse International	Masco Corp.	700,000	USD	700,000	(0.907)%	Dec 2016	—	84,091	84,091
	Deutsche Bank AG	Nationwide Health Properties, Inc.	600,000	USD	600,000	(0.620)%	Sep 2011	—	(420)	(420)
	Deutsche Bank AG	Bank of America Corp.	700,000	USD	700,000	(1.720)%	Dec 2013	—	(5,659)	(5,659)
	Deutsche Bank AG	Jones Apparel Group	600,000	USD	600,000	(1.000)%	Dec 2014	16,344	9,110	25,454
	Deutsche Bank AG	Tate & Lyle PLC	300,000	USD	300,000	(0.510)%	Dec 2014	—	8,736	8,736
	Deutsche Bank AG	CDX.NA.IG.9	5,130,400	USD	5,130,400	(0.800)%	Dec 2017	145,278	73,931	219,209
	Deutsche Bank AG	JPMorgan Chase & Company	400,000	USD	400,000	(0.720)%	Mar 2018	—	10,978	10,978
	Deutsche Bank AG	Citigroup, Inc.	1,800,000	USD	1,800,000	(1.336)%	Sep 2018	—	66,646	66,646
	Deutsche Bank AG	Altria Group, Inc.	2,000,000	USD	2,000,000	(1.455)%	Mar 2019	—	35,067	35,067
	Goldman Sachs	CDX.NA.IG.10	12,196,800	USD	12,196,800	(1.500)%	Jun 2018	(319,479)	282,457	(37,022)
	JPMorgan Chase Bank	CNA Financial Corp.	500,000	USD	500,000	(0.440)%	Sep 2011	—	6,121	6,121

444

DERIVATIVE INSTRUMENTS, CONTINUED

								UNAMORTIZED
								UPFRONT
					USD	(PAY)/		PAYMENT	UNREALIZED
			NOTIONAL		NOTIONAL	RECEIVED	MATURITY	(PAID/	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT	CURRENCY	AMOUNT	FIXED RATE	DATE	RECEIVED)	(DEPRECIATION)	VALUE

Global Bond Fund, continued
	JPMorgan Chase Bank	Sabre Holdings Corp.	700,000	USD	$700,000	(0.930)%	Sep 2011	—	$2,885	$2,885
	JPMorgan Chase Bank	D.R. Horton, Inc.	1,800,000	USD	1,800,000	(1.000)%	Mar 2015	$82,288	57,999	140,287
	JPMorgan Chase Bank	CNA Financial Corp.	500,000	USD	500,000	(0.440)%	Sep 2011	—	6,121	6,121
	JPMorgan Chase Bank	Loews Corp.	200,000	USD	200,000	(0.330)%	Mar 2016	—	9,274	9,274
	JPMorgan Chase Bank	Sprint Nextel Corp.	1,000,000	USD	1,000,000	(1.065)%	Dec 2016	—	155,828	155,828
	Merrill Lynch International	Boston Scientific Corp.	700,000	USD	700,000	(0.510)%	Jun 2011	—	1,971	1,971
	Merrill Lynch International	American General Finance Corp.	2,000,000	USD	2,000,000	(1.370)%	Dec 2017	—	589,731	589,731
	Morgan Stanley Capital Services, Inc.	CDX.NA.IG.12	10,217,600	USD	10,217,600	(1.000)%	Jun 2014	(51,453)	37,350	(14,103)
	Morgan Stanley Capital Services, Inc.	Motorola, Inc.	700,000	USD	700,000	(0.725)%	Dec 2017	—	12,891	12,891
	The Royal Bank of Scotland PLC	The Bear Stearns Companies, Inc.	2,400,000	USD	2,400,000	(2.223)%	Mar 2018	—	(183,932)	(183,932)
	UBS AG	Capital One Financial Corp.	600,000	USD	600,000	(0.350)%	Sep 2011	—	1,578	1,578
	UBS AG	JPMorgan Chase & Company	1,200,000	USD	1,200,000	(0.730)%	Mar 2018	—	32,103	32,103

					$98,936,500			$352,604	$2,287,585	$2,640,189

Investment Quality Bond Fund

The Fund used credit default swaps to enhance potential gain/income and manage against potential credit events. During the year ended August 31, 2010, the Fund held credit default swaps with total USD notional amounts ranging from approximately $1.1 million to $1.6 million as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
					USD	(PAY)/		PAYMENT	UNREALIZED
			NOTIONAL		NOTIONAL	RECEIVED	MATURITY	(PAID/	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT	CURRENCY	AMOUNT	FIXED RATE	DATE	RECEIVED)	(DEPRECIATION)	VALUE

Investment Quality Bond Fund
	Goldman Sachs	Macy’s, Inc.	500,000	USD	$500,000	(2.700)%	Sep 2013	—	($17,222)	($17,222)
	UBS AG	Everest Reinsurance Holdings, Inc.	600,000	USD	600,000	(1.800)%	Dec 2013	—	(17,335)	(17,335)

					$1,100,000			—	($34,557)	($34,557)

Real Return Bond Fund

The Fund used credit default swaps to enhance potential gain/income and manage against potential credit events. During the year ended August 31, 2010, the Fund held credit default swaps with total USD notional amounts ranging from approximately $7.6 million to $88.2 million as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
					USD	(PAY)/		PAYMENT	UNREALIZED
			NOTIONAL		NOTIONAL	RECEIVED	MATURITY	(PAID/	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT	CURRENCY	AMOUNT	FIXED RATE	DATE	RECEIVED)	(DEPRECIATION)	VALUE

Real Return Bond Fund
	Barclays Bank PLC	Cardinal Health, Inc.	1,500,000	USD	$1,500,000	(1.000)%	Jun 2017	($31,784)	$3,080	($28,704)
	BNP Paribas	International Lease Finance Corp.	600,000	USD	600,000	(1.600)%	Dec 2013	—	76,175	76,175
	Citibank N.A	GATX Corp.	1,000,000	USD	1,000,000	(1.070)%	Mar 2016	—	67,481	67,481
	Deutsche Bank AG	Macy’s, Inc.	1,000,000	USD	1,000,000	(2.100)%	Sep 2017	—	14,458	14,458
	Goldman Sachs	RPM International, Inc.	1,000,000	USD	1,000,000	(1.500)%	Mar 2018	—	2,675	2,675
	Morgan Stanley Capital Services, Inc.	Pearson PLC	2,500,000	USD	2,500,000	(0.750)%	Jun 2014	—	(25,023)	(25,023)

					$7,600,000			($31,784)	$138,846	$107,062

Implied credit spreads are utilized in determining the market value of CDS agreements in which the Fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit rating and an increased risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as the Seller could be required to make under a CDS agreement, would be an amount equal to the notional amount of the agreement.

The following table summarizes the contracts held at August 31, 2010 and the range of notional contracts amounts held by the Funds during the year ended August 31, 2010. In addition, the table details how the Funds used credit default swap contracts as a seller of protection during the year ended August 31, 2010.

445

DERIVATIVE INSTRUMENTS, CONTINUED

Credit Default Swaps — Sells

Global Bond Fund

The Fund used credit default swaps to enhance potential gain/income and gain exposure to a security or credit index. During the year ended August 31, 2010, the Fund held credit default swaps with total USD notional amounts ranging from approximately $1.7 million to $23.7 million as measured at each quarter end.
			IMPLIED						UNAMORTIZED
			CREDIT				(PAY)/		UPFRONT
			SPREAD			USD	RECEIVED		PAYMENT	UNREALIZED
			AT	NOTIONAL		NOTIONAL	FIXED	MATURITY	(PAID/	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	8-31-2010	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	RECEIVED)	(DEPRECIATION)	VALUE

Global Bond Fund
	BNP Paribas	Commonwealth of Australia	0.54%	2,800,000	USD	$2,800,000	1.000%	Jun 2015	$45,617	$19,952	$65,569
	Citibank N.A.	United Kingdom of Great	0.69%	6,500,000	USD	6,500,000	1.000%	Jun 2015	40,645	64,572	105,217
		Britain and Northern Ireland
	Citibank N.A.	United Kingdom of Great	0.69%	2,000,000	USD	2,000,000	1.000%	Jun 2015	18,006	14,368	32,374
		Britain and Northern Ireland
	Citibank N.A.	United Kingdom of Great	0.69%	2,100,000	USD	2,100,000	1.000%	Jun 2015	15,070	18,923	33,993
		Britain and Northern Ireland
	Deutsche Bank AG	Commonwealth of Australia	0.54%	2,300,000	USD	2,300,000	1.000%	Jun 2015	41,704	12,157	53,861
	Deutsche Bank AG	United Kingdom of Great	0.69%	1,600,000	USD	1,600,000	1.000%	Jun 2015	11,508	14,392	25,900
		Britain and Northern Ireland
	JPMorgan Chase Bank	United Kingdom of Great	0.69%	6,400,000	USD	6,400,000	1.000%	Jun 2015	31,463	72,135	103,598
		Britain and Northern Ireland

					$23,700,000				$204,013	$216,499	$420,512

Real Return Bond Fund

The Fund used credit default swaps to enhance potential gain/income and gain exposure to a security or credit index. During the year ended August 31, 2010, the Fund held credit default swaps with total USD notional amounts ranging from $7.4 million to $50.9 million as measured at each quarter end.
			IMPLIED						UNAMORTIZED
			CREDIT				(PAY)/		UPFRONT
			SPREAD			USD	RECEIVED		PAYMENT	UNREALIZED
			AT	NOTIONAL		NOTIONAL	FIXED	MATURITY	(PAID/	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	8-31-2010	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	RECEIVED)	(DEPRECIATION)	VALUE

Real Return Bond Fund
	Bank of America N.A.	General Electric Capital	1.45%	5,800,000	USD	$5,800,000	1.000%	Mar 2011	($20,036)	$17,023	($3,013)
	Bank of America N.A.	Republic of Italy	2.05%	200,000	USD	200,000	1.000%	Jun 2011	(2,002)	714	(1,288)
	Barclays Bank PLC	Federative Republic of Brazil	1.29%	1,300,000	USD	1,300,000	1.000%	Jun 2015	(10,412)	(4,125)	(14,537)
	Barclays Bank PLC	Federative Republic of Brazil	1.29%	1,000,000	USD	1,000,000	1.000%	Jun 2015	(17,892)	6,710	(11,182)
	Citibank N.A.	Merrill Lynch	1.46%	10,000,000	USD	10,000,000	1.000%	Mar 2011	2,782	(8,960)	(6,178)
	Citibank N.A.	French Republic	0.80%	2,000,000	USD	2,000,000	0.250%	Jun 2015	(44,870)	(5,008)	(49,878)
	Citibank N.A.	United Kingdom of Great	0.69%	2,500,000	USD	2,500,000	1.000%	Jun 2015	19,013	21,455	40,468
		Britain and Northern Ireland
	Deutsche Bank AG	General Electric Capital	1.45%	7,000,000	USD	7,000,000	1.000%	Mar 2011	(28,997)	25,361	(3,636)
	Deutsche Bank AG	French Republic	0.80%	1,600,000	USD	1,600,000	0.250%	Jun 2015	(50,022)	10,119	(39,903)
	Deutsche Bank AG	Republic of Italy	2.33%	1,100,000	USD	1,100,000	1.000%	Jun 2015	(24,995)	(36,139)	(61,134)
	Deutsche Bank AG	United Kingdom of Great	0.69%	1,000,000	USD	1,000,000	1.000%	Jun 2015	4,467	11,720	16,187
		Britain and Northern Ireland
	Deutsche Bank AG	United Kingdom of Great	0.69%	3,100,000	USD	3,100,000	1.000%	Jun 2015	24,912	25,268	50,180
		Britain and Northern Ireland
	Deutsche Bank AG	Federative Republic of Brazil	1.55%	4,100,000	USD	4,100,000	1.000%	Jun 2020	(131,035)	(48,160)	(179,195)
	HSBC Bank USA	Federative Republic of Brazil	1.29%	1,000,000	USD	1,000,000	1.000%	Jun 2015	(13,272)	2,090	(11,182)
	JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	1.29%	400,000	USD	400,000	1.000%	Jun 2015	(4,265)	(208)	(4,473)
	JPMorgan Chase Bank, N.A.	French Republic	0.80%	1,400,000	USD	1,400,000	0.250%	Jun 2015	(47,208)	12,293	(34,915)
	JPMorgan Chase Bank, N.A.	Petroleo Brasileiro S/A	1.75%	400,000	USD	400,000	1.000%	Sep 2015	(11,283)	(2,087)	(13,370)
		Petrobras
	Morgan Stanley Capital Services, Inc.	General Electric Capital	1.45%	7,000,000	USD	7,000,000	1.000%	Mar 2011	(28,997)	25,361	(3,636)

						$50,900,000			($384,112)	$53,427	($330,685)

446

DERIVATIVE INSTRUMENTS, CONTINUED

Total Return Fund

The Fund used credit default swaps to enhance potential gain/income and gain exposure to a security or credit index. During the year ended August 31, 2010, the Fund held credit default swaps with total USD notional amounts ranging from $96.9 million to $189.6 million as measured at each quarter end.
			IMPLIED						UNAMORTIZED
			CREDIT				(PAY)/		UPFRONT
			SPREAD			USD	RECEIVED		PAYMENT	UNREALIZED
			AT	NOTIONAL		NOTIONAL	FIXED	MATURITY	(PAID/	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	8-31-2010	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	RECEIVED)	(DEPRECIATION)	VALUE

Total Return Fund
	Bank of America N.A.	Sallie Mae	5.64%	2,600,000	USD	$2,600,000	5.000%	Sep 2011	($174,921)	$183,994	$9,073
	Bank of America N.A.	French Government	0.79%	800,000	USD	800,000	0.250%	Mar 2015	(12,343)	(6,107)	(18,450)
	Bank of America N.A.	Japan Government	0.64%	400,000	USD	400,000	1.000%	Mar 2015	4,099	3,150	7,249
	Bank of America N.A.	Berkshire Hathaway, Inc.	1.84%	1,800,000	USD	1,800,000	1.000%	Mar 2015	(28,372)	(31,963)	(60,335)
	Bank of America N.A.	People’s Republic of China	0.84%	500,000	USD	500,000	1.000%	Jun 2015	8,100	(3,472)	4,628
	Bank of America N.A.	People’s Republic of China	0.84%	1,500,000	USD	1,500,000	1.000%	Jun 2015	23,157	(9,272)	13,885
	Barclays Bank PLC	Citigroup, Inc.	1.33%	300,000	USD	300,000	1.000%	Mar 2011	(877)	926	49
	Barclays Bank PLC	General Electric Capital Corp.	1.45%	3,900,000	USD	3,900,000	0.620%	Mar 2011	—	(13,238)	(13,238)
	Barclays Bank PLC	CDX.NA.IG.9	n/a	14,949,732	USD	14,949,732	0.758%	Dec 2012	—	228,105	228,105
	Barclays Bank PLC	General Electric Capital Corp.	1.81%	3,900,000	USD	3,900,000	0.640%	Dec 2012	—	(97,875)	(97,875)
	Barclays Bank PLC	United Mexican States	1.32%	1,200,000	USD	1,200,000	1.000%	Mar 2015	(24,045)	9,583	(14,462)
	Barclays Bank PLC	CDX.EM.13	n/a	1,000,000	USD	1,000,000	5.000%	Jun 2015	114,046	(110)	113,936
	Barclays Bank PLC	CDX.EM.13	n/a	7,300,000	USD	7,300,000	5.000%	Jun 2015	882,189	(50,455)	831,734
	Barclays Bank PLC	Federative Republic of Brazil	1.29%	500,000	USD	500,000	1.000%	Jun 2015	(6,631)	1,040	(5,591)
	BNP Paribas	Citigroup, Inc.	1.33%	200,000	USD	200,000	1.000%	Mar 2011	(519)	552	33
	BNP Paribas	General Electric Capital Corp.	1.56%	2,000,000	USD	2,000,000	5.000%	Sep 2011	46,256	46,370	92,626
	Citibank N.A.	General Electric Capital Corp.	1.52%	1,000,000	USD	1,000,000	5.000%	Jun 2011	(18,694)	56,763	38,069
	Citibank N.A.	General Electric Capital Corp.	1.52%	1,000,000	USD	1,000,000	5.000%	Jun 2011	(17,730)	55,799	38,069
	Citibank N.A.	CDX.NA.HY.8	n/a	5,777,640	USD	5,777,640	0.355%	Jun 2012	—	(20,284)	(20,284)
	Citibank N.A.	CDX.NA.HY.8	n/a	4,814,700	USD	4,814,700	0.360%	Jun 2012	—	(16,425)	(16,425)
	Citibank N.A.	CDX.NA.HY.8	n/a	1,348,116	USD	1,348,116	0.401%	Jun 2012	—	(3,502)	(3,502)
	Citibank N.A.	Dell, Inc.	0.85%	4,800,000	USD	4,800,000	1.000%	Sep 2013	31,574	180	31,754
	Citibank N.A.	General Electric Capital Corp.	1.93%	600,000	USD	600,000	4.325%	Dec 2013	—	50,340	50,340
	Citibank N.A.	French Government	0.79%	1,200,000	USD	1,200,000	0.250%	Mar 2015	(17,523)	(10,152)	(27,675)
	Citibank N.A.	United Mexican States	1.32%	1,200,000	USD	1,200,000	1.000%	Mar 2015	(24,538)	10,076	(14,462)
	Citibank N.A.	People’s Republic of China	0.84%	400,000	USD	400,000	1.000%	Jun 2015	6,115	(2,412)	3,703
	Citibank N.A.	Federative Republic of Brazil	n/a	1,000,000	USD	1,000,000	1.000%	Sep 2015	(15,694)	2,000	(13,694)
	Credit Suisse International	CDX.EM.13	n/a	1,700,000	USD	1,700,000	5.000%	Jun 2015	213,548	(19,857)	193,691
	Credit Suisse International	Federative Republic of Brazil	1.29%	4,300,000	USD	4,300,000	1.000%	Jun 2015	(55,205)	7,122	(48,083)
	Credit Suisse International	Federative Republic of Brazil	1.31%	1,900,000	USD	1,900,000	1.000%	Sep 2015	(23,265)	(1,262)	(24,527)
	Deutsche Bank AG	General Electric Capital Corp.	1.56%	500,000	USD	500,000	1.500%	Sep 2011	—	1,192	1,192
	Deutsche Bank AG	General Electric Capital Corp.	1.56%	2,400,000	USD	2,400,000	1.000%	Sep 2011	(33,883)	24,543	(9,340)
	Deutsche Bank AG	CDX.NA.IG.9	n/a	9,837,888	USD	9,837,888	0.708%	Dec 2012	—	137,843	137,843
	Deutsche Bank AG	Berkshire Hathaway, Inc.	1.51%	1,600,000	USD	1,600,000	0.850%	Mar 2013	—	(23,429)	(23,429)
	Deutsche Bank AG	CDX.NA.IG.10	n/a	1,928,998	USD	1,928,998	0.530%	Jun 2013	—	20,783	20,783
	Deutsche Bank AG	United Kingdom of Great	0.65%	1,600,000	USD	1,600,000	1.000%	Dec 2014	9,654	17,311	26,965
		Britain and Northern Ireland
	Deutsche Bank AG	United Mexican States	1.32%	700,000	USD	700,000	1.000%	Mar 2015	(14,314)	5,878	(8,436)
	Deutsche Bank AG	CDX.EM.13	n/a	6,000,000	USD	6,000,000	5.000%	Jun 2015	706,997	(23,380)	683,617
	Deutsche Bank AG	CDX.NA.IG.14	n/a	5,300,000	USD	5,300,000	1.000%	Jun 2015	(19,835)	(4,797)	(24,632)
	Deutsche Bank AG	Federative Republic of Brazil	1.29%	1,700,000	USD	1,700,000	1.000%	Jun 2015	(17,287)	(1,723)	(19,010)
	Deutsche Bank AG	Federative Republic of Brazil	1.29%	500,000	USD	500,000	1.000%	Jun 2015	(4,431)	(1,160)	(5,591)
	Goldman Sachs	Citigroup, Inc.	1.33%	300,000	USD	300,000	1.000%	Mar 2011	(827)	876	49
	Goldman Sachs	CDX.NA.IG.10	n/a	2,411,247	USD	2,411,247	0.463%	Jun 2013	—	21,151	21,151
	Goldman Sachs	French Government	0.79%	700,000	USD	700,000	0.250%	Mar 2015	(10,948)	(5,196)	(16,144)
	Goldman Sachs	Berkshire Hathaway, Inc.	1.84%	1,000,000	USD	1,000,000	1.000%	Mar 2015	(15,762)	(17,758)	(33,520)
	Goldman Sachs	Federative Republic of Brazil	1.29%	500,000	USD	500,000	1.000%	Jun 2015	(6,193)	602	(5,591)
	Goldman Sachs	CDX.NA.IG.9	n/a	868,049	USD	868,049	0.548%	Dec 2017	—	7,834	7,834
	HSBC Bank USA	CDX.EM.13	n/a	8,400,000	USD	8,400,000	5.000%	Jun 2015	972,095	(15,032)	957,063
	HSBC Bank USA	Federative Republic of Brazil	1.29%	1,300,000	USD	1,300,000	1.000%	Jun 2015	(33,296)	18,759	(14,537)
	JPMorgan Chase Bank, N.A.	General Electric Capital Corp.	1.56%	2,400,000	USD	2,400,000	5.000%	Sep 2011	55,507	55,645	111,152
	JPMorgan Chase Bank, N.A.	Japan Government	0.64%	800,000	USD	$800,000	1.000%	Mar 2015	8,543	5,955	14,498
	JPMorgan Chase Bank, N.A.	United Kingdom of Great	0.67%	1,100,000	USD	1,100,000	1.000%	Mar 2015	4,659	13,515	18,174
		Britain and Northern Ireland
	JPMorgan Chase Bank, N.A.	United Kingdom of Great	0.67%	2,300,000	USD	2,300,000	1.000%	Mar 2015	8,763	29,238	38,001
		Britain and Northern Ireland
	JPMorgan Chase Bank, N.A.	CDX.EM.13	n/a	600,000	USD	600,000	5.000%	Jun 2015	72,528	(4,166)	68,362
	JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	1.31%	7,800,000	USD	7,800,000	1.000%	Sep 2015	(106,419)	5,728	(100,691)
	JPMorgan Chase Bank, N.A.	CDX.NA.IG.9	n/a	1,928,998	USD	1,928,998	0.530%	Dec 2017	—	18,063	18,063
	Morgan Stanley Capital Services, Inc.	General Electric Capital Corp.	1.56%	2,300,000	USD	2,300,000	1.000%	Sep 2011	(20,193)	11,243	(8,950)
	Morgan Stanley Capital Services, Inc.	CDX.NA.IG.9	n/a	3,900,000	USD	3,900,000	0.963%	Dec 2012	—	70,496	70,496

447

DERIVATIVE INSTRUMENTS, CONTINUED

			IMPLIED						UNAMORTIZED
			CREDIT				(PAY)/		UPFRONT
			SPREAD			USD	RECEIVED		PAYMENT	UNREALIZED
			AT	NOTIONAL		NOTIONAL	FIXED	MATURITY	(PAID/	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	8-31-2010	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	RECEIVED)	(DEPRECIATION)	VALUE

Total Return Fund, continued
	Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	1.02%	900,000	USD	$900,000	1.660%	Mar 2013	—	$21,234	$21,234
	Morgan Stanley Capital Services, Inc.	United Kingdom of Great	0.65%	300,000	USD	300,000	1.000%	Dec 2014	$1,928	3,128	5,056
		Britain and Northern Ireland
	Morgan Stanley Capital Services, Inc.	CDX.EM.13	n/a	11,500,000	USD	11,500,000	5.000%	Jun 2015	1,446,196	(135,931)	1,310,265
	Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	1.29%	500,000	USD	500,000	1.000%	Jun 2015	(4,486)	(1,105)	(5,591)
	Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	1.31%	9,900,000	USD	9,900,000	1.000%	Sep 2015	(135,070)	7,270	(127,800)
	Royal Bank of Scotland PLC	French Government	0.79%	1,100,000	USD	1,100,000	0.250%	Mar 2015	(16,994)	(8,375)	(25,369)
	Royal Bank of Scotland PLC	People’s Republic of China	0.84%	900,000	USD	900,000	1.000%	Jun 2015	14,169	(5,838)	8,331
	Royal Bank of Scotland PLC	United Mexican States	1.38%	1,900,000	USD	1,900,000	1.000%	Sep 2015	(21,489)	(8,929)	(30,418)
	Societe Generale Paris	United Kingdom of Great	0.67%	5,000,000	USD	5,000,000	1.000%	Mar 2015	8,445	74,166	82,611
		Britain and Northern Ireland
	Societe Generale Paris	United Kingdom of Great	0.67%	8,600,000	USD	8,600,000	1.000%	Mar 2015	32,714	109,377	142,091
		Britain and Northern Ireland
	UBS AG	General Electric Capital Corp.	1.39%	2,500,000	USD	2,500,000	1.000%	Sep 2010	(1,106)	5,545	4,439
	UBS AG	Citigroup, Inc.	1.33%	900,000	USD	900,000	1.000%	Mar 2011	(2,482)	2,628	146
	UBS AG	Berkshire Hathaway, Inc.	1.84%	1,000,000	USD	1,000,000	1.000%	Mar 2015	(16,171)	(17,349)	(33,520)

						$189,565,368			$3,769,739	$785,449	$4,555,188

BA Banker’s Acceptance
BBR Bank Bill Rate
BBSW Bank Bill Swap Rate
CBK Canadian Bank Bill
CDI Brazil Interbank Deposit Rate
CDOR The Canadian Dealer Offered Rate
EURIBOR Euro Interbank Offered Rate
FRCPXTOB French CPI Ex Tobacco Daily Reference Index
LIBOR London Interbank Offered Rate
TIIE Tasa de Intere’s Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)

Currency symbols are defined as follows:

AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
EUR Euro
JPY Japanese Yen
MXN Mexican Peso
USD U.S. Dollar

Cash Collateral Received by Funds For certain transactions, the Funds may receive cash collateral from counterparties. Payable for collateral held is presented in each respective Fund’s Statement of Assets and Liabilities. At August 31, 2010, the following Funds held cash collateral with respect to the financial instruments noted below:

	Cash Collateral Held

			Forward
			Foreign
			Currency
Fund	Swaps	TBAs	Contracts	Total

Global Bond Fund	$19,000,000	—	—	$19,000,000
Real Return Bond Fund	5,740,000	$1,890,000	$620,000	8,250,000
Total Return Fund	8,420,000	690,000	580,000	9,690,000

448

DERIVATIVE INSTRUMENTS, CONTINUED

Fair Value of Derivative Instruments by Risk Category The table below summarizes the fair value of derivatives held by the Funds at August 31, 2010 by risk category:

		Statement of
		Assets and	Financial	Asset	Liability
		Liabilities	instruments	Derivatives	Derivatives
Fund	Risk	location	location	Fair Value	Fair Value

Active Bond Fund	Interest rate contracts	Receivable/Payable for	Futures†	$13,348	($21,710)
		futures

	Total			$13,348	($21,710)

All Cap Core Fund	Equity contracts	Receivable/Payable for	Futures†	—	($348,480)
		futures

	Total			—	($348,480)

Alpha Opportunities Fund	Equity contracts	Written options, at value	Written options	—	($36,096)
	Foreign currency contracts	Receivable/Payable for	Forward foreign currency	$30,128	(17,006)
		forward foreign currency	contracts
		exchange contracts

	Total			$30,128	($53,102)

Emerging Markets Debt Fund	Foreign currency contracts	Receivable/Payable for	Forward foreign currency	$39,058	($36,221)
		forward foreign currency	contracts
		exchange contracts

	Total			$39,058	($36,221)

Global Bond Fund	Interest rate contracts	Receivable/Payable for	Futures†/Written options/	$4,891,420	($3,957,731)
		futures; Written options, at	Interest rate swaps
		value; Swap contracts, at
		value
	Credit contracts	Swap contracts, at value;	Credit default swaps/Written	3,656,994	(747,159)
		Written options, at value	options
	Foreign currency contracts	Receivable/Payable for	Forward foreign currency	18,513,027	(2,900,612)
		forward foreign currency	contracts/Written options
		exchange contracts; Written
		options, at value

	Total			$27,061,441	($7,605,502)

Heritage Fund	Equity contracts	Receivable/Payable for	Futures†	—	($16,507)
		futures
	Foreign currency contracts	Receivable/Payable for	Forward foreign currency	$16,395	(57)
		forward foreign currency	contracts
		exchange contracts

	Total			$16,395	($16,564)

High Income Fund	Foreign currency contracts	Receivable/Payable for	Forward foreign currency	$16,716	($8,783)
		forward foreign currency	contracts
		exchange contracts

	Total			$16,716	($8,783)

High Yield Fund	Interest rate contracts	Receivable/Payable for	Futures†	$147,793	($187,317)
		futures
	Foreign currency contracts	Receivable/Payable for	Forward foreign currency	187,019	(9,205)
		forward foreign currency	contracts
		exchange contracts

	Total			$334,812	($196,522)

Index 500 Fund	Equity contracts	Receivable/Payable for	Futures†	—	($470,088)
		futures

	Total			—	($470,088)

International Equity Index	Foreign currency contracts	Receivable/Payable for	Forward foreign currency	$488,136	($55,679)
Fund		forward foreign currency	contracts
		exchange contracts
	Equity contracts	Receivable/Payable for	Futures†	94,704	(456,540)
		futures

	Total			$582,840	($512,219)

Investment Quality Bond Fund	Interest rate contracts	Receivable/Payable for	Futures†/Interest rate swaps	$177,599	($681,399)
		futures; Swap contracts, at
		value
	Credit contracts	Swap contracts, at value	Credit default swaps	—	(34,557)
	Foreign currency contracts	Receivable/Payable for	Forward foreign currency	456,829	(855,819)
		forward foreign currency	contracts
		exchange contracts

	Total			$634,428	($1,571,775)

Mid Cap Growth Index Fund	Equity contracts	Receivable/Payable for	Futures†	—	($28,880)
		futures

	Total			—	($28,880)
Mid Cap Index Fund	Equity contracts	Receivable/Payable for	Futures†	—	($305,421)
		futures

	Total			—	($305,421)

449

DERIVATIVE INSTRUMENTS, CONTINUED

		Statement of
		Assets and	Financial	Asset	Liability
		Liabilities	instruments	Derivatives	Derivatives
Fund	Risk	location	location	Fair Value	Fair Value

Mid Cap Stock Fund	Foreign currency contracts	Receivable/Payable for	Forward foreign currency	$5,197	($34,043)
		forward foreign currency	contracts
		exchange contracts

	Total			$5,197	($34,043)

Mid Cap Value Index Fund	Equity contracts	Receivable/Payable for	Futures†	—	($44,440)
		futures

	Total			—	($44,440)

Real Return Bond Fund	Interest rate contracts	Receivable/Payable for	Futures†/Written options/	$8,496,962	($9,067,347)
		futures; Written options, at	Interest rate swaps
		value; Swap contracts, at
		value
	Credit contracts	Swap contracts, at value;	Credit default swaps/Written	267,624	(535,061)
		Written options, at value	options
	Foreign currency contracts	Receivable/Payable for	Forward foreign currency	1,849,086	(1,176,234)
		forward foreign currency	contracts
		exchange contracts

	Total			$10,613,672	($10,778,642)

Small Cap Index Fund	Equity contracts	Receivable/Payable for	Futures†	—	($56,465)
		futures

	Total			—	($56,465)

Smaller Company Growth	Equity contracts	Receivable/Payable for	Futures†	—	($16,682)
Fund		futures

	Total			—	($16,682)

Spectrum Income Fund	Interest rate contracts	Receivable/Payable for	Futures†	—	($223,645)
		futures
	Foreign currency contracts	Receivable/Payable for	Forward foreign currency	$730,476	(723,799)
		forward foreign currency	contracts
		exchange contracts

	Total			$730,476	($947,444)

Strategic Bond Fund	Interest rate contracts	Receivable/Payable for	Futures†/Written options/	$209,621	($1,323,142)
		futures; Written options, at	Purchased options/Interest
		value; Investments in	rate swaps
		unaffiliated issuers, at
		value*; Swap contracts, at
		value
	Foreign currency contracts	Receivable/Payable for	Forward foreign currency	284,327	(107,712)
		forward foreign currency	contracts
		exchange contracts

	Total			$493,948	($1,430,854)

Total Return Fund	Interest rate contracts	Receivable/Payable for	Futures†/Written options/	$16,739,473	($12,719,555)
		futures; Written options, at	Interest rate swaps
		value; Swap contracts, at
		value
	Credit contracts	Swap contracts, at value;	Credit default swaps/Written	5,426,360	(871,966)
		Written options, at value	options
	Foreign currency contracts	Receivable/Payable for	Forward foreign currency	2,024,230	(7,474,676)
		forward foreign currency	contracts
		exchange contracts

	Total			$24,190,063	($21,066,197)

U.S. Multi Sector Fund	Equity contracts	Receivable/Payable for	Futures†	—	($102,373)
		futures

	Total			—	($102,373)

Value & Restructuring Fund	Equity contracts	Written options, at value	Written options	—	($705,390)

	Total			—	($705,390)

* Purchased options are included in the Portfolio’s Investments.
† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the year end variation margin is separately disclosed in the Statements of Assets and Liabilities.

450

DERIVATIVE INSTRUMENTS, CONTINUED

Effect of Derivative Instruments on the Statements of Operations The table below summarizes the net realized gain (loss) included in the net increase
(decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2010:

	Statement of Operations Location—Net Realized Gain (Loss) on:

		Investments	Written	Futures	Swap	Foreign Currency
Fund	Risk	(Purchased Options)	Options	Contracts	Contracts	Transactions*	Total

Active Bond Fund	Interest rate contracts	—	$27,312	($254,817)	—	—	($227,505)

	Total	—	$27,312	($254,817)	—	—	($227,505)

All Cap Core Fund	Equity contracts	—	—	$5,856,787	—	—	$5,856,787

	Total	—	—	$5,856,787	—	—	$5,856,787

Alpha Opportunities Fund	Foreign currency contracts	—	—	—	—	($59,125)	($59,125)
	Equity contracts	—	$9,176	—	—	—	9,176

	Total	—	$9,176	—	—	($59,125)	($49,949)

Emerging Markets Debt Fund	Interest rate contracts	—	—	($10,749)	—	—	($10,749)
	Foreign currency contracts	—	—	—	—	$37,992	37,992

	Total	—	—	($10,749)	—	$37,992	$27,243

Global Bond Fund	Interest rate contracts	—	$2,097,019	$19,108,140	$4,758,697	—	$25,963,856
	Credit contracts	—	—	—	(1,230,131)	—	(1,230,131)
	Foreign currency contracts	—	934,347	—	—	$22,967,546	23,901,893

	Total	—	$3,031,366	$19,108,140	$3,528,566	$22,967,546	$48,635,618

Global Real Estate Fund	Foreign currency contracts	—	—	—	—	($153,087)	($153,087)

	Total	—	—	—	—	($153,087)	($153,087)

Heritage Fund	Foreign currency contracts	—	—	—	—	$39,835	$39,835
	Equity contracts	—	—	($178,429)	—	—	(178,429)

	Total	—	—	($178,429)	—	$39,835	($138,594)

High Income Fund	Foreign currency contracts	($2,043,300)	$3,523,100	—	—	($229,117)	$1,250,683
	Equity contracts	306,629	—	—	—	—	306,629

	Total	($1,736,671)	$3,523,100	—	—	($229,117)	$1,557,312

High Yield Fund	Interest rate contracts	—	—	$64,684	—	—	$64,684
	Foreign currency contracts	—	—	—	—	$124,831	124,831

	Total	—	—	$64,684	—	$124,831	$189,515

Index 500 Fund	Equity contracts	—	—	$6,422,206	—	—	$6,422,206

	Total	—	—	$6,422,206	—	—	$6,422,206

International Equity Index Fund	Foreign currency contracts	—	—	—	—	($20,540)	($20,540)
	Equity contracts	—	—	$1,989,840	—	—	1,989,840

	Total	—	—	$1,989,840	—	($20,540)	$1,969,300

International Small Company Fund	Foreign currency contracts	—	—	—	—	($8,657)	($8,657)

	Total	—	—	—	—	($8,657)	($8,657)

Investment Quality Bond Fund	Interest rate contracts	—	—	($1,803,875)	($126,485)	—	($1,930,360)
	Credit contracts	—	—	—	(46,898)	—	(46,898)
	Foreign currency contracts	—	—	—	—	$40,229	40,229

	Total	—	—	($1,803,875)	($173,383)	$40,229	($1,937,029)

Mid Cap Growth Index Fund	Equity contracts	—	—	($107,619)	—	—	($107,619)

	Total	—	—	($107,619)	—	—	($107,619)

Mid Cap Index Fund	Equity contracts	—	—	$4,811,089	—	—	$4,811,089

	Total	—	—	$4,811,089	—	—	$4,811,089

Mid Cap Stock Fund	Foreign currency contracts	—	—	—	—	($519,996)	($519,996)

	Total	—	—	—	—	($519,996)	($519,996)

Mid Cap Value Index Fund	Equity contracts	—	—	($130,561)	—	—	($130,561)

	Total	—	—	($130,561)	—	—	($130,561)

Real Return Bond Fund	Interest rate contracts	—	$4,663,626	$6,215,148	$1,255,644	—	$12,134,418
	Credit contracts	—	—	—	(4,052,009)	—	(4,052,009)
	Foreign currency contracts	—	202,104	—	—	$3,140,098	3,342,202

	Total	—	$4,865,730	$6,215,148	($2,796,365)	$3,140,098	$11,424,611

Small Cap Index Fund	Equity contracts	—	—	$80,374	—	—	$80,374

	Total	—	—	$80,374	—	—	$80,374

Smaller Company Growth Fund	Equity contracts	—	—	($23,058)	—	—	($23,058)

	Total	—	—	($23,058)	—	—	($23,058)

Spectrum Income Fund	Interest rate contracts	—	—	($603,172)	$16,979	—	($586,193)
	Credit contracts	—	—	—	(10,284)	—	(10,284)
	Foreign currency contracts	—	—	(63,411)	—	$1,761,182	1,697,771

	Total	—	—	($666,583)	$6,695	$1,761,182	$1,101,294

Strategic Bond Fund	Interest rate contracts	($119,018)	$185,970	$3,208,982	$25,184	—	$3,301,118
	Foreign currency contracts	—	—	—	—	$441,719	441,719

	Total	($119,018)	$185,970	$3,208,982	$25,184	$441,719	$3,742,837

Total Return Fund	Interest rate contracts	—	$10,161,310	$51,925,208	$45,283,433	—	$107,369,951
	Credit contracts	—	56,417	—	379,962	—	436,379
	Foreign currency contracts	—	606,554	—	—	$8,993,716	9,600,270

	Total	—	$10,824,281	$51,925,208	$45,663,395	$8,993,716	$117,406,600

U.S. Multi Sector Fund	Equity contracts	—	—	$2,632,865	—	—	$2,632,865

	Total	—	—	$2,632,865	—	—	$2,632,865

451

DERIVATIVE INSTRUMENTS, CONTINUED

	Statement of Operations Location—Net Realized Gain (Loss) on:

		Investments	Written	Futures	Swap	Foreign Currency
Fund	Risk	(Purchased Options)	Options	Contracts	Contracts	Transactions*	Total

Value & Restructuring Fund	Equity contracts	—	($338,164)	—	—	—	($338,164)

	Total	—	($338,164)	—	—	—	($338,164)

* Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statements of Operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2010:
	Statement of Operations Location—Change in Unrealized Appreciation (Depreciation) of:

						Translation of assets
		Investments	Written	Futures	Swap	and liabilities in
Fund	Risk	(Purchased Options)	Options	Contracts	Contracts	foreign currencies*	Total

Active Bond Fund	Interest rate contracts	—	—	$38,707	—	—	$38,707

	Total	—	—	$38,707	—	—	$38,707

All Cap Core Fund	Equity contracts	—	—	($4,177,572)	—	—	($4,177,572)

	Total	—	—	($4,177,572)	—	—	($4,177,572)

Alpha Opportunities Fund	Foreign currency contracts	—	$23,222	—	—	$13,122	36,344

	Total	—	$23,222	—	—	$13,122	$36,344

Emerging Markets Debt Fund	Interest rate contracts	—	—	—	—	—	$0
	Foreign currency contracts	—	—	—	—	$2,837	2,837

	Total	—	—	—	—	$2,837	$2,837

Global Bond Fund	Interest rate contracts	—	($2,138,964)	($130,078)	$914,698	—	($1,354,344)
	Credit contracts	—	9,006	—	443,258	—	452,264
	Foreign currency contracts	—	146,778	—	—	$12,063,010	12,209,788

	Total	—	($1,983,180)	($130,078)	$1,357,956	$12,063,010	$11,307,708

Heritage Fund	Foreign currency contracts	—	—	—	—	$16,338	$16,338
	Equity contracts	—	—	($16,507)	—	—	(16,507)

	Total	—	—	($16,507)	—	$16,338	($169)

High Income Fund	Foreign currency contracts	$1,107,792	($2,587,592)	—	—	$231,258	($1,248,542)
	Equity contracts	2,290,942	—	—	—	—	2,290,942

	Total	$3,398,734	($2,587,592)	—	—	$231,258	$1,042,400

High Yield Fund	Interest rate contracts	—	—	($39,524)	—	—	($39,524)
	Foreign currency contracts	—	—	—	—	$177,814	177,814

	Total	—	—	($39,524)	—	$177,814	$138,290

Index 500 Fund	Equity contracts	—	—	($2,843,325)	—	—	($2,843,325)

	Total	—	—	($2,843,325)	—	—	($2,843,325)

International Equity Index Fund	Foreign currency contracts	—	—	—	—	$15,957	$15,957
	Equity contracts	—	—	($1,996,335)	—	—	(1,996,335)

	Total	—	—	($1,996,335)	—	$15,957	($1,980,378)

Investment Quality Bond Fund	Interest rate contracts	—	—	$81,344	($529,510)	—	($448,166)
	Credit contracts	—	—	—	(23,589)	—	(23,589)
	Foreign currency contracts	—	—	—	—	($334,121)	(334,121)

	Total	—	—	$81,344	($553,099)	($334,121)	($805,876)

Mid Cap Growth Index Fund	Equity contracts	—	—	($28,880)	—	—	($28,880)

	Total	—	—	($28,880)	—	—	($28,880)

Mid Cap Index Fund	Equity contracts	—	—	($1,975,233)	—	—	($1,975,233)

	Total	—	—	($1,975,233)	—	—	($1,975,233)

Mid Cap Stock Fund	Foreign currency contracts	—	—	—	—	($28,846)	(28,846)

	Total	—	—	—	—	($28,846)	($28,846)

Mid Cap Value Index Fund	Equity contracts	—	—	($44,440)	—	—	($44,440)

	Total	—	—	($44,440)	—	—	($44,440)

Real Return Bond Fund	Interest rate contracts	—	($3,251,818)	($641,750)	($2,557,064)	—	($6,450,632)
	Credit contracts	—	(761)	—	2,182,829	—	2,182,068
	Foreign currency contracts	—	—	—	—	$1,122,111	1,122,111

	Total	—	($3,252,579)	($641,750)	($374,235)	$1,122,111	($3,146,453)

Small Cap Index Fund	Equity contracts	—	—	($256,625)	—	—	($256,625)

	Total	—	—	($256,625)	—	—	($256,625)

Smaller Company Growth Fund	Equity contracts	—	—	($20,863)	—	—	($20,863)

	Total	—	—	($20,863)	—	—	($20,863)

Spectrum Income Fund	Interest rate contracts	—	—	($134,171)	$40,686	—	($93,485)
	Credit contracts	—	—	—	7,512	—	7,512
	Foreign currency contracts	—	—	(29,006)	—	$161,756	132,750

	Total	—	—	($163,177)	$48,198	$161,756	$46,777

Strategic Bond Fund	Interest rate contracts	($17,734)	($13,264)	($1,133,390)	($1,022,356)	—	($2,186,744)
	Foreign currency contracts	—	—	—	—	$176,615	176,615

	Total	($17,734)	($13,264)	($1,133,390)	($1,022,356)	$176,615	($2,010,129)

Total Return Fund	Interest rate contracts	—	($3,065,101)	($10,045,421)	($21,927,915)	—	($35,038,437)
	Credit contracts	—	11,994	—	1,653,463	—	1,665,457
	Foreign currency contracts	—	—	—	—	($5,721,182)	(5,721,182)

	Total	—	($3,053,107)	($10,045,421)	($20,274,452)	($5,721,182)	($39,094,162)

452

DERIVATIVE INSTRUMENTS, CONTINUED

	Statement of Operations Location—Change in Unrealized Appreciation (Depreciation) of:

						Translation of assets
		Investments	Written	Futures	Swap	and liabilities in
Fund	Risk	(Purchased Options)	Options	Contracts	Contracts	foreign currencies*	Total

U.S. Multi Sector Fund	Equity contracts	—	—	($1,675,621)	—	—	($1,675,621)

	Total	—	—	($1,675,621)	—	—	($1,675,621)

Value & Restructuring Fund	Equity contracts	—	$1,033,451	—	—	—	$1,033,451

	Total	—	$1,033,451	—	—	—	$1,033,451

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in the caption on the Statements of Operations.

4. GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. The risk of material loss from such claims is considered remote.

5. FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Investment Management Services, LLC (the Adviser), serves as investment adviser for the Funds. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Funds. The Adviser and the Distributor are indirect wholly owned subsidiaries of MFC.

Management Fee The Funds have entered into investment management contracts with the Adviser under which the Funds pay a monthly management fee to the Adviser at the annual rates, as detailed below as of August 31, 2010. Aggregate net assets generally include the net assets of the respective Fund and the net assets of a similar fund of John Hancock Trust (JHT), unless otherwise noted below. JHT Funds are advised by the Adviser and are distributed by an affiliate of the Adviser, John Hancock Distributors, LLC.

• Active Bond Fund — 0.60% of the aggregate net assets

• All Cap Core Fund — a) 0.80% of the first $500 million of aggregate net assets and b) 0.75% of the excess over $500 million of aggregate net assets.

• All Cap Value Fund — a) 0.85% of the first $250 million of aggregate net assets; b) 0.80% of aggregate net assets between $250 million and $500 million; and c) 0.75% of the excess over $500 million of aggregate net assets.

• Alpha Opportunities Fund — a) 1.025% of the first $250 million of aggregate net assets; b) 1.00% of aggregate net assets between $250 million and $500 million; c) 0.975% of aggregate net assets between $500 million and $1 billion; and d) 0.950% of the excess over $1 billion of aggregate net assets. Prior to May 3, 2010, the advisory fees paid were as follows: a) 1.025% of the first $250 million of aggregate net assets; b) 1.00% of aggregate net assets between $250 million and $500 million; and c) 0.975% of the excess over $500 million of aggregate net assets.

• Alternative Asset Allocation Fund — a) 0.15% on affiliated assets and b) 0.60% on other assets

• Core Bond Fund — a) 0.69% of the first $200 million of aggregate net assets; b) 0.64% of aggregate net assets between $200 million and $400 million; and c) 0.57% of the excess over $400 million of aggregate net assets.

• Core Fundamental Holdings Portfolio, Core Global Diversification Portfolio and Core Diversified Growth and Income Portfolio — Aggregate net assets include the net assets of the Portfolio and the net assets of similar funds of JHT for all the funds listed. The monthly management fee paid on these assets is a) 0.05% on the first $500 million of aggregate net assets and 0.04% on the excess over $500 million of aggregate net assets.

• Blue Chip Growth Fund and Equity-Income Fund — a) 0.825% of the first $1 billion of aggregate net assets and b) 0.775% of the excess over $1 billion of aggregate net assets. However, when aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.800% on the first $1 billion of aggregate net assets of the fund. Prior to May 3, 2010, the advisory fees paid were as follows: a) 0.825% of the first $1 billion of aggregate net assets and b) 0.80% of the excess over $1 billion of aggregate net assets.

• Capital Appreciation Fund — a) 0.85% of the first $300 million of aggregate net assets; b) 0.80% of aggregate net assets between $300 million and $500 million; c) 0.70% of the aggregate net assets between $500 million and $1 billion; and d) 0.67% of the excess over $1 billion of aggregate net assets.

• Emerging Markets Debt Fund — a) 0.725% of the first $250 million of average net assets; b) 0.700% of average nets assets between $250 million and $750 million; and c) 0.675% of the excess over $750 million of average net assets.

• Emerging Markets Value Fund — a) 1.00% of the first $100 million of aggregate net assets and b) 0.95% excess over $100 million of aggregate net assets.

• Fundamental Value Fund — a) 0.85% of the first $50 million of aggregate net assets; b) 0.80% of aggregate net assets between $50 million and $500 million; and c) 0.75% of the excess over $500 million of aggregate net assets.

• Global Bond Fund and Real Estate Securities Fund — 0.70% of aggregate net assets.

• Global Agribusiness Fund, Global Infrastructure Fund and Global Timber Fund — a) 0.85% of the first $250 million of average net assets and b) 0.80% excess over $250 million of average net assets.

• Global Real Estate Fund — a) 0.95% of the first $500 million of average net assets; b) 0.925% of average net assets between $500 million and $750 million; and c) 0.90% of the excess over $750 million of average net assets.

• Heritage Fund — a) 0.85% of the first $400 million of aggregate net assets; b) 0.825% of aggregate net assets between $400 million and $1 billion; and c) 0.80% of the excess over $1 billion of aggregate net assets. Prior to May 3, 2010, the advisory fees paid were as follows: a) 0.90% of the first $200 million of aggregate net assets; b) 0.85% of aggregate net assets between $200 million and $400 million; c) 0.825% of aggregate net assets between $400 million and $1 billion; and d) 0.80% of the excess over $1 billion of aggregate net assets.

453

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

• High Income Fund — a) 0.725% of the first $150 million of aggregate net assets; b) 0.675% of aggregate net assets between $150 million and $500 million; c) 0.65% of the aggregate net assets between $500 million and $2.5 billion; and d) 0.60% of the excess over $2.5 billion of aggregate net assets.

• High Yield Fund — a) 0.70% of the first $500 million of aggregate net assets and b) 0.65% of the excess over $500 million of aggregate net assets.

• Index 500 Fund — a) 0.47% of the first $500 million of aggregate net assets and b) 0.46% of the excess over $500 million of aggregate net assets.

• International Equity Index Fund — a) 0.550% of the first $100 million of aggregate net assets, and b) 0.530% of the excess over $100 million of aggregate net assets.

• International Small Cap Fund — a) 1.05% of the first $200 million of average net assets; b) 0.95% of average net assets between $200 million and $500 million; and c) 0.85% of the excess over $500 million of average net assets.

• International Small Company Fund — 0.95% of aggregate net assets. Prior to June 25, 2010, the advisory fees paid were as follows: a) 1.00% of the first $100 million of aggregate net assets and b) 0.95% excess over $100 million of aggregate net assets.

• International Opportunities Fund — a) 0.90% of the first $750 million of aggregate net assets; b) 0.85% of aggregate net assets between $750 million and $1.5 billion; and c) 0.80% of the excess over $1.5 billion of aggregate net assets.

• International Value Fund — Aggregate net assets are the aggregate net assets of the Fund, Mutual Shares Fund and International Small Cap Fund and the following funds of JHT: International Value Trust, Global Trust, Income Trust and Mutual Shares Trust. The advisory fee paid is as follows: a) 0.95% of the first $150 million of aggregate net assets; b) 0.85% of aggregate net assets between $150 million and $300 million and c) 0.80% excess over $300 million of aggregate net assets. However, when aggregate net assets exceed $300 million, then the advisory fee rate is 0.80% of aggregate net assets of the fund. Prior to June 25, 2010, aggregate net assets were the aggregate net assets of the Fund and the following funds of JHT: Global Trust, Income Trust and International Value Trust. The advisory fee paid was as follows: a) 0.95% of the first $200 million of aggregate net assets; b) 0.85% of aggregate net assets between $200 million and $500 million and c) 0.80% excess over $500 million of aggregate net assets.

• Investment Quality Bond Fund — a) 0.60% of the first $500 million of aggregate net assets and b) 0.55% of the excess over $500 million of aggregate net assets.

• Large Cap Fund — a) 0.78% of the first $250 million of aggregate net assets; b) 0.73% of aggregate net assets between $250 million and $500 million; c) 0.68% of aggregate net assets between $500 million and $750 million; and d) 0.65% of the excess over $750 million of aggregate net assets.

• Large Cap Value Fund — a) 0.825% of the first $500 million of aggregate net assets; b) 0.80% of aggregate net assets between $500 million and $1 billion; c) 0.775% of aggregate net assets between $1 billion and $1.5 billion; d) 0.72% of aggregate net assets between $1.5 billion and $2 billion; and e) 0.70% of the excess over $2 billion of aggregate net assets.

• Mid Cap Index Fund and Small Cap Index Fund — a) 0.49% of the first $250 million of aggregate net assets; b) 0.48% of aggregate net assets between $250 million and $500 million; and c) 0.46% of the excess over $500 million of aggregate net assets.

• Mid Cap Stock Fund — a) 0.875% of the first $200 million of aggregate net assets; b) 0.85% of aggregate net assets between $200 million and $500 million; and c) 0.825% of the excess over $500 million of aggregate net assets.

• Mid Cap Growth Index Fund and Mid Cap Value Index Fund — a) 0.53% of the first $50 million of aggregate net assets; b) 0.51% of aggregate net assets between $50 million and $100 million; and c) 0.49% of the excess over $100 million of aggregate net assets.

• Mid Cap Value Equity Fund — a) 0.875% of the first $250 million of aggregate net assets; b) 0.85% of aggregate net assets between $250 million and $500 million; c) 0.825% of aggregate net assets between $500 million and $1 billion; and d) 0.80% of the excess over $1 billion of aggregate net assets.

• Mid Value Fund — a) 1.05% of the first $50 million of aggregate net assets and b) 1.00% excess over $50 million of aggregate net assets.

• Optimized Value Fund — a) 0.70% of the first $500 million of aggregate net assets; b) 0.65% of aggregate net assets between $500 million and $1 billion; and c) 0.60% of the excess over $1 billion of aggregate net assets.

• Real Estate Equity Fund — a) 0.875% of the first $250 million of average net assets; b) 0.85% of average net assets between $250 million and $500 million; and c) 0.825% of the excess over $500 million of average net assets.

• Real Return Bond Fund — a) 0.70% of the first $1 billion of aggregate net assets and b) 0.65% excess over $1 billion of aggregate net assets.

• Short-Term Government Income Fund — a) 0.57% of the first $250 million of aggregate net assets and b) 0.55% excess over $250 million of aggregate net assets

• Small Cap Growth Fund — a) 1.10% of the first $100 million of aggregate net assets and b) 1.05% excess over $100 million of aggregate net assets.

• Small Cap Opportunities Fund — a) 1.00% of the first $500 million of aggregate net assets; b) 0.95% of aggregate net assets between $500 million and $1 billion; c) 0.90% of aggregate net assets between $1 billion and $2 billion; and d) 0.85% of the excess over $2 billion of aggregate net assets.

• Small Cap Value Fund — a) 1.10% of the first $100 million of aggregate net assets; b) 1.05% of aggregate net assets between $100 million and $600 million; and c) 1% of the excess over $600 million of aggregate net assets. Prior to May 3, 2010, the advisory fees paid were as follows: a) 1.10% of the first $100 million of aggregate net assets and b) 1.05% excess over $100 million of aggregate net assets.

• Small Company Growth Fund — a) 1.05% of the first $250 million of aggregate net assets and b) 1.00% excess over $250 million of aggregate net assets. However, when the aggregate net assets of Small Company Growth Fund, JHT Small Company Growth Trust, Small Cap Opportunities Fund, JHT Small Cap Opportunities Trust, Value Fund and JHT Value Trust exceed $1 billion, then the advisory rate for Small Company Growth Fund will be 1.00% of aggregate net assets. Prior to June 25, 2010, when the aggregate net assets of the Fund and JHT Small Company Growth Trust exceeded $1 billion, then the advisory rate for Small Company Growth Fund was 1.00% for all asset levels of the Fund.

• Smaller Company Growth Fund — a) 1.10% of the first $125 million of aggregate net assets; b) 1.05% of aggregate net assets between $125 million and $375 million; c) 1.00% of aggregate net assets between $375 million and $1 billion and d) 0.95% of the excess over $1 billion of aggregate net assets.

• Small Company Value Fund — a) 1.05% of the first $500 million of aggregate net assets and b) 1.00% excess over $500 million of aggregate net assets.

454

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

• Spectrum Income Fund — a) 0.80% of the first $250 million of aggregate net assets and b) 0.725% excess over $250 million of aggregate net assets.

• Strategic Bond Fund — a) 0.70% of the first $500 million of aggregate net assets and b) 0.65% excess over $500 million of aggregate net assets.

• Total Bond Market Fund — 0.49% of the first $500 million of average net assets and b) 0.47% excess over $500 million of average net assets.

• Total Return Fund — a) 0.70% of the first $1 billion of aggregate net assets and b) 0.675% excess over $1 billion of aggregate net assets.

• U.S. High Yield Bond Fund — a) 0.75% of the first $200 million of aggregate net assets and b) 0.72% excess over $200 million of aggregate net assets.

• U.S. Multi Sector Fund — a) 0.78% of the first $500 million of aggregate net assets; b) 0.76% of aggregate net assets between $500 million and $1 billion; c) 0.75% of aggregate net assets between $1 billion and $2.5 billion and d) 0.74% of the excess over $2.5 billion of aggregate net assets.

• Value Fund — a) 0.75% of the first $200 million of aggregate net assets; b) 0.725% of aggregate net assets between $200 million and $500 million; and c) 0.65% of the excess over $500 million of aggregate net assets.

• Value & Restructuring Fund — a) 0.825% of the first $500 million of aggregate net assets; b) 0.80% of aggregate net assets between $500 million and $1 billion; and c) 0.775% of the excess over $1 billion of aggregate net assets.

The organizations described below as the subadvisers to the Trust and its Funds pursuant to Subadvisory Agreements with the Adviser. Fund management is allocated among the following managers:

Fund	Subadviser

Active Bond Fund	Declaration Management and Research, LLC and MFC Global Investment Management (U.S.), LLC*

All Cap Core Fund	QS Investors, LLC

All Cap Value Fund	Lord, Abbett & Company, LLC

Alpha Opportunities Fund	Wellington Management Company, LLP
Investment Quality Bond Fund
Mid Cap Stock Fund
Small Cap Growth Fund
Small Cap Value Fund

Alternative Asset Allocation Fund	MFC Global Investment Management (U.S.A.) Limited*
Core Diversified Growth & Income Portfolio
Core Fundamental Holdings Portfolio
Core Global Diversification Portfolio
Global Agribusiness Fund
Global Infrastructure Fund
Global Timber Fund
Index 500 Fund
Mid Cap Index Fund
Optimized Value Fund
Small Cap Index Fund

Emerging Markets Debt Fund	MFC Global Investment Management (U.S.), LLC*
High Income Fund
Short Term Government Income Fund

Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Equity-Income Fund
Mid Value Fund
Real Estate Equity Fund
Small Company Value Fund
Spectrum Income Fund

Capital Appreciation Fund	Jennison Associates, LLC

Core Bond Fund	Wells Capital Management, Inc.
U.S. High Yield Bond Fund

Emerging Markets Value Fund	Dimensional Fund Advisors LP
International Small Company Fund

Fundamental Value Fund	Davis Selected Advisors

Global Bond Fund	Pacific Investment Management Company LLC
Real Return Bond Fund
Total Return Fund

Global Real Estate Fund	Deutsche Investment Management Americas Inc.
Real Estate Securities Fund

Heritage Fund	American Century Investment Management, Inc.

High Yield Fund	Western Asset Management Company
Strategic Bond Fund

455

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Fund	Subadviser

International Equity Index Fund	SSgA Funds Management, Inc.
Mid Cap Growth Index Fund
Mid Cap Value Index Fund

International Opportunities Fund	Marsico Capital Management, LLC

International Small Cap Fund	Franklin Templeton Investment Corp.

International Value Fund	Templeton Investment Counsel, LLC

Large Cap Fund	UBS Global Asset Management (Americas) Inc.

Large Cap Value Fund	BlackRock Investment Management LLC

Mid Cap Value Equity Fund	Columbia Management Advisers, LLC

Small Cap Opportunities Fund	Invesco Advisers, Inc. and Dimensional Fund Advisors LP

Small Company Growth Fund	Invesco Advisers, Inc.
Value Fund

Smaller Company Growth Fund	MFC Global Investment Management (U.S.A.) Limited*, Frontier Capital Management Company, LLC and
Perimeter Capital Management, LLC

Total Bond Market Fund	Declaration Management & Research, LLC*

U.S. Multi Sector Fund	Grantham, Mayo, Van Otterloo & Company LLC

Value & Restructuring Fund	Columbia Management Advisors, LLC

* An affiliate of the Adviser.

The Funds are not responsible for payment of the subadvisory fees. The investment management fees incurred for the year ended August 31, 2010 were equivalent to an annual effective rate of the Funds’ average daily net assets as follows:

Fund	Annual Effective Rate	Fund	Annual Effective Rate

Active Bond Fund	0.60%	Investment Quality Bond Fund	0.59%
All Cap Core Fund	0.78%	Large Cap Fund	0.76%
All Cap Value Fund	0.82%	Large Cap Value Fund	0.81%
Alpha Opportunities Fund	0.98%	Mid Cap Growth Index Fund	0.53%
Alternative Asset Allocation Fund	0.19%	Mid Cap Index Fund	0.47%
Blue Chip Growth Fund	0.80%	Mid Cap Stock Fund	0.84%
Capital Appreciation Fund	0.71%	Mid Cap Value Equity Fund	0.87%
Core Bond Fund	0.59%	Mid Cap Value Index Fund	0.53%
Core Diversification Growth & Income Portfolio	0.04%	Mid Value Fund	1.00%
Core Fundamental Holdings Portfolio	0.04%	Optimized Value Fund	0.69%
Core Global Diversification Portfolio	0.04%	Real Estate Equity Fund	0.87%
Emerging Markets Debt Fund	0.73%	Real Estate Securities Fund	0.70%
Emerging Markets Value Fund	0.95%	Real Return Bond Fund	0.68%
Equity-Income Fund	0.80%	Short Term Government Income Fund	0.56%
Fundamental Value Fund	0.76%	Small Cap Growth Fund	1.06%
Global Agribusiness Fund	0.85%	Small Cap Index Fund	0.48%
Global Bond Fund	0.70%	Small Cap Opportunities Fund	1.00%
Global Infrastructure Fund	0.85%	Small Cap Value Fund	1.06%
Global Real Estate Fund	0.95%	Small Company Growth Fund	1.05%
Global Timber Fund	0.85%	Small Company Value Fund	1.03%
Heritage Fund	0.87%	Smaller Company Growth Fund	1.06%
High Income Fund	0.67%	Spectrum Income Fund	0.73%
High Yield Fund	0.66%	Strategic Bond Fund	0.68%
Index 500 Fund	0.46%	Total Bond Market Fund	0.49%
International Equity Index Fund	0.53%	Total Return Fund	0.68%
International Opportunities Fund	0.88%	U.S. High Yield Bond Fund	0.72%
International Small Cap Fund	1.02%	U.S. Multi Sector Fund	0.76%
International Small Company Fund	0.96%	Value Fund	0.74%
International Value Fund	0.81%	Value & Restructuring Fund	0.81%

Expense Reimbursements The Adviser voluntarily agrees to waive a portion of its management fee if certain expenses of the respective Funds exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses, and extraordinary expenses not incurred in the ordinary course of the Fund’s business, advisory fees, class specific expenses, and fees under any agreements or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund. This expense reduction will continue in effect until terminated by the Adviser.

456

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

	Voluntary Cap	Effective		Voluntary Cap	Effective
Fund	Expense	Date	Fund	Expense	Date

Active Bond Fund	0.150%	October 1, 2009	Mid Cap Growth Index Fund	0.075%	April 30, 2010
All Cap Core Fund	0.200%	October 1, 2009	Mid Cap Index Fund	0.075%	—*
All Cap Value Fund	0.200%	October 1, 2009	Mid Cap Stock Fund	0.200%	October 1, 2009
Alpha Opportunities Fund	0.200%	October 1, 2009	Mid Cap Value Equity Fund	0.200%	October 1, 2009
Blue Chip Growth Fund	0.200%	October 1, 2009	Mid Cap Value Index Fund	0.075%	April 30, 2010
Capital Appreciation Fund	0.200%	October 1, 2009	Mid Value Fund	0.200%	October 1, 2009
Core Bond Fund	0.150%	October 1, 2009	Optimized Value Fund	0.200%	January 1, 2010
Emerging Markets Debt Fund	0.150%	January 4, 2010	Real Estate Equity Fund	0.200%	October 1, 2009
Emerging Markets Value Fund	0.250%	October 1, 2009	Real Estate Securities Fund	0.200%	October 1, 2009
Equity-Income Fund	0.200%	October 1, 2009	Real Return Bond Fund	0.150%	October 1, 2009
Fundamental Value Fund	0.200%	October 1, 2009	Small Cap Growth Fund	0.200%	October 1, 2009
Global Bond Fund	0.150%	October 1, 2009	Small Cap Index Fund	0.075%	—*
Global Real Estate Fund	0.250%	October 1, 2009	Small Cap Opportunities Fund	0.200%	October 1, 2009
Heritage Fund	0.200%	October 1, 2009	Small Cap Value Fund	0.200%	October 1, 2009
High Income Fund	0.150%	October 1, 2009	Small Company Growth Fund	0.200%	October 1, 2009
High Yield Fund	0.150%	October 1, 2009	Small Company Value Fund	0.200%	October 1, 2009
Index 500 Fund	0.075%	November 1, 2009	Smaller Company Growth Fund	0.200%	October 1, 2009
International Equity Index Fund	0.075%	November 1, 2009	Spectrum Income Fund	0.150%	October 1, 2009
International Opportunities Fund	0.250%	October 1, 2009	Strategic Bond Fund	0.150%	October 1, 2009
International Small Cap Fund	0.250%	October 1, 2009	Total Bond Market Fund	0.075%	January 1, 2010
International Small Company Fund	0.250%	October 1, 2009	Total Return Fund	0.150%	October 1, 2009
International Value Fund	0.250%	October 1, 2009	U.S. High Yield Bond Fund	0.150%	October 1, 2009
Investment Quality Bond Fund	0.150%	October 1, 2009	U.S. Multi Sector Fund	0.200%	October 1, 2009
Large Cap Fund	0.200%	October 1, 2009	Value Fund	0.200%	January 1, 2010
Large Cap Value Fund	0.200%	October 1, 2009	Value & Restructuring Fund	0.200%	October 1, 2009

* Waiver is in effect more than a year.

The Adviser has contractually agreed to waive its advisory fee on International Value Fund, Small Cap Opportunities Fund and Smaller Company Growth Fund so that the amount retained by the Adviser after payment of the subadvisory fees for each Fund does not exceed 0.45% of the Fund’s average net assets. The expense reimbursement shall continue in effect until December 31, 2010, and may terminate anytime thereafter.

Prior to January 1, 2010, the Adviser had contractually agreed to reduce its advisory fee or make payments to reimburse Optimized Value Fund, in an amount equal to the amount by which all expenses of the Fund (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the Fund’s business and class specific expenses) exceed 0.80% of the Fund’s average net assets. This reimbursement terminated on December 31, 2009.

The Adviser had contractually agreed to reduce its advisory fee or make payments to reimburse Total Bond Market Fund and Value Fund, in an amount equal to the amount by which all “other” expenses of the Funds exceed the expense limits set forth as a percentage of average net assets. Other expenses are all expenses of the Funds excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the Fund’s business, advisory fees and class specific expenses. These expense limits were as follows: 0.075% for Total Bond Market Fund and 0.25% for Value Fund. Each reimbursement terminated on December 31, 2009. The Adviser had also voluntarily agreed to the following other expense limits: 0.05% for Index 500 Fund and International Equity Index Fund, each of which terminated on October 31, 2009.

The Adviser has contractually agreed to reduce its advisory fee or make a payment to reimburse the Alternative Asset Allocation Fund in an amount equal to the amount by which all “other” expenses of the Fund exceeds 0.04% of the Fund’s average net assets. This expense reimbursement shall continue in effect until December 31, 2010, and may terminate anytime thereafter.

The Adviser has contractually agreed to limit Fund expenses for Global Agribusiness Fund, Global Infrastructure Fund and Global Timber Fund (excluding taxes, portfolio brokerage commissions, interest, acquired fees, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the Fund’s business, and fees under any agreements or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) and short dividends so that the total Fund operating expenses do not exceed 1.45% and 1.00% of average net assets for Class A and Class I, respectively. This expense reimbursement shall continue in effect until December 31, 2010, and may terminate anytime thereafter.

In addition, for Global Agribusiness Fund, Global Infrastructure Fund and Global Timber Fund the Adviser has voluntarily agreed to reduce its advisory fee or make a payment to reimburse each Fund, in an amount equal to the amount by which all Fund level expenses of the Fund exceed 0.97% of average net assets. This voluntary expense reimbursement may terminate at anytime.

Effective January 1, 2010, the Adviser has contractually agreed to limit Fund expenses for Small Cap Value Fund and Emerging Markets Debt Fund (excluding taxes, portfolio brokerage commissions, interest, underlying fund expenses, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the Fund’s business, and fees under any agreements or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) so that the total Fund operating expenses do not exceed 1.14% for Small Cap Value Fund Class NAV, 1.19% for Small Cap Value Fund Class 1, 1.35% for Emerging Markets Debt Fund Class A and 0.88% for Emerging Markets Debt Fund Class I of the average net assets of those classes. This expense reimbursement shall continue in effect until December 31, 2010, and may terminate anytime thereafter.

The Adviser had voluntarily agreed to waive its advisory fees for Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio and Core Global Diversification Portfolio. This voluntary expense reimbursement was terminated on December 31, 2009. The Adviser has contractually agreed to reimburse Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio and Core Global Diversification Portfolio for “other” fund expenses exceeding 0.06% of the Funds’ average net assets. This expense reimbursement shall continue in effect until December 31, 2010, and may terminate anytime thereafter.

457

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

In addition, the Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio and Core Global Diversification Portfolio receive a fee equal to 0.05% of the average net asset value of their investment in the underlying American Funds for providing various account maintenance services.

The Adviser has contractually agreed to reimburse Short Term Government Income Fund for “other” fund expenses exceeding 0.08% of the Funds average net assets. This expense reimbursement shall continue in effect until December 31, 2010, and may terminate at any time thereafter.

The Adviser also voluntarily agreed to waive a portion of its advisory fees for the Funds sub-advised by T. Rowe Price Associates, Inc. which include Blue Chip Growth Fund, Equity-Income Fund, Mid Value Fund, Real Estate Equity Fund, Small Company Value Fund and Spectrum Income Fund. This voluntary waiver is the amount that the subadvisory fee is reduced by T. Rowe Price Associates, Inc. This voluntary expense reimbursement may terminate at anytime.

Effective January 1, 2010, the Adviser has contractually agreed to waive a portion of its management fee for certain Funds (the Participating Funds) of the Trust and JHT. All Funds covered in this report are Participating Funds. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Funds that exceeds $85 billion. The amount of the Reimbursement is calculated daily and allocated among all the Participating Funds in proportion to the daily net assets of each Fund.

For the year ended August 31, 2010, the waivers under these agreements amounted to:

Fund	Expense Reductions	Fund	Expense Reductions

Active Bond Fund	$6,562	Investment Quality Bond Fund	$2,006
All Cap Core Fund	5,008	Large Cap Fund	2,577
All Cap Value Fund	3,741	Large Cap Value Fund	5,411
Alpha Opportunities Fund	7,959	Mid Cap Growth Index Fund	36,553
Alternative Asset Allocation Fund	60,119	Mid Cap Index	4,746
Blue Chip Growth Fund	585,885	Mid Cap Stock Fund	7,761
Capital Appreciation Fund	14,297	Mid Cap Value Equity Fund	1,699
Core Bond Fund	4,731	Mid Cap Value Index Fund	34,949
Core Diversified Growth & Income Portfolio	35,995	Mid Value Fund	168,756
Core Fundamental Holdings Portfolio	36,674	Optimized Value Fund	41,920
Core Global Diversification Portfolio	37,907	Real Estate Equity Fund	91,169
Emerging Markets Debt Fund	59,645	Real Estate Securities Fund	3,040
Emerging Market Value Fund	12,030	Real Return Bond Fund	12,234
Equity-Income Fund	282,118	Short Term Government Income Fund	34,146
Fundamental Value Fund	14,373	Small Cap Growth Fund	1,228
Global Agribusiness Fund	67,550	Small Cap Index Fund	1,109
Global Bond Fund	7,231	Small Cap Opportunities Fund	92,893
Global Infrastructure Fund	67,986	Small Cap Value Fund	4,863
Global Real Estate Fund	3,073	Small Company Growth Fund	1,335
Global Timber Fund	68,690	Small Company Value Fund	205,452
Heritage Fund	2,449	Smaller Company Growth Fund	214,449
High Income Fund	4,722	Spectrum Income Fund	223,743
High Yield Fund	9,775	Strategic Bond Fund	2,460
Index 500 Fund	19,798	Total Bond Market Fund	5,349
International Equity Index Fund	3,912	Total Return Fund	19,883
International Opportunities Fund	8,312	U.S. High Yield Bond Fund	7,286
International Small Cap Fund	2,455	U.S. Multi Sector Fund	9,265
International Small Company Fund	1,253	Value Fund	1,289
International Value Fund	172,587	Value & Restructuring Fund	5,504

Expense Recapture The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursements or waivers occurred. The table below outlines the amounts recovered during the year ended August 31, 2010, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates.

	Amounts eligible	Amounts eligible	Amount recovered
	for recovery	for recovery	during the period
Fund Name	through 8-1-12	through 8-1-13	ended 8-31-10

Alternative Asset Allocation Fund	$44,590	$60,119	—
Core Diversified Growth & Income Portfolio	31,371	28,024	—
Core Fundamental Holdings Portfolio	31,982	32,089	—
Core Global Diversification Portfolio	32,906	31,047	—
Emerging Markets Debt Fund	—	59,506	—
Global Agribusiness Fund	46,171	67,527	—
Global Infrastructure Fund	52,127	67,965	—
Global Timber Fund	47,055	68,666	—
Mid Cap Growth Index Fund	—	36,291	—
Mid Cap Value Index Fund	—	34,687	—
Short Term Government Income Fund	45,511	41,396	$8,266
Small Cap Value Fund	—	3,945	—

	$331,713	$531,262	$8,266

458

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Accounting and Legal Services Pursuant to the Services Agreement, the Funds reimburse the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, amongst other services. These expenses are allocated to each share class based on relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the year ended August 31, 2010, amounted to an approximate annual rate of 0.01% of the Fund’s average daily net assets, except for Global Real Estate Fund and International Small Company Fund which amounted to an approximate annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and Service Plans The Funds have a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A and Class 1 pursuant to Rule 12b-1 of the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Funds may pay up to the following contractual rates of distribution and services fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Funds’ shares.

Class	12b-1 Fee

Class A	0.30%
Class B	1.00%*
Class C	1.00%*
Class 1	0.05%

* Class B and C shares of Optimized Value Fund were terminated on 12-11-09.

Sales Charges Class A shares of Alternative Asset Allocation Fund, Emerging Markets Debt Fund, Global Agribusiness Fund, Global Infrastructure Fund and Global Timber Fund are assessed up-front sales charges, which result in payments to the Distributor. For the year ended August 31, 2010, no sales charges were assessed.

Transfer agent fees The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services” or “Transfer Agent”), an affiliate of the Adviser. Prior to July 1, 2010, the transfer agent fees were made up as follows:

For Emerging Markets Debt Fund:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.015% for Class A and Class I shares, based on each class’s average daily net assets.

For Alternative Asset Allocation Fund, Global Agribusiness Fund, Global Infrastructure Fund and Global Timber Fund:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.05% and 0.04% for Class A and Class I shares, respectively, based on each class’s average daily net assets.

The Transfer Agent waived the fees above through April 30, 2010 which resulted in $462, $730, $677, $768 and $723 being waived for Alternative Asset Allocation Fund, Global Agribusiness Fund, Global Infrastructure Fund, Global Timber Fund and Emerging Markets Debt Fund, respectively.

Effective July 1, 2010, the transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost is a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services received in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Trustee Expenses The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its average daily net assets.

6. FUND SHARE TRANSACTIONS Transactions in the Funds shares for the year ended August 31, 2010 and for the year ended August 31, 2009 were as follows:

Active Bond Fund	Year ended 8/31/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	1,120,472	$10,992,910	434,999	$3,745,649
Distributions reinvested	204,554	1,973,081	228,022	1,917,328
Repurchased	(658,873)	(6,427,610)	(782,499)	(6,612,314)
Net increase (decrease)	666,153	$6,538,381	(119,478)	($949,337)

Class NAV shares
Sold	19,572,824	$192,986,233	13,197,254	$111,468,719
Distributions reinvested	3,467,282	33,421,644	3,821,180	32,095,020
Repurchased	(3,828,214)	(37,421,287)	(19,652,661)	(165,413,864)
Net increase (decrease)	19,211,892	$188,986,590	(2,634,227)	($21,850,125)

Net increase (decrease)	19,878,045	$195,524,971	(2,753,705)	($22,799,462)

All Cap Core Fund	Year ended 8/31/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	5,989,779	$44,989,632	13,452,401	$83,842,423
Distributions reinvested	759,368	5,839,540	1,202,340	7,286,181
Repurchased	(303,937)	(2,317,449)	(26,311,168)	(164,758,370)

Net increase (decrease)	6,445,210	$48,511,723	(11,656,427)	($73,629,766)

459

FUND SHARE TRANSACTIONS, CONTINUED

All Cap Value Fund	Year ended 8/31/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	766,557	$7,886,839	7,396,779	$57,628,340
Distributions reinvested	25,848	261,582	281,814	2,254,513
Repurchased	(1,335,725)	(13,525,526)	(942,910)	(7,612,935)
Net increase (decrease)	(543,320)	($5,377,105)	6,735,683	$52,269,918

Class NAV shares
Sold	6,334,705	$63,845,521	25,119,325	$209,963,841
Distributions reinvested	98,440	991,293	118,452	942,883
Repurchased	(253,055)	(2,561,109)	(2,816,595)	(23,241,944)
Net increase	6,180,090	$62,275,705	22,421,182	$187,664,780

Net increase	5,636,770	$56,898,600	29,156,865	$239,934,698

Alpha Opportunities Fund	Year ended 8/31/10		Period ended 8/31/09[1]
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	40,681,168	$435,987,888	62,325,689	$565,737,804
Distributions reinvested	6,357,403	69,995,012	31,026	268,998
Repurchased	(1,283,093)	(14,672,075)	(641,878)	(6,810,948)

Net increase	45,755,478	$491,310,825	61,714,837	$559,195,854

1 Period from 10-7-08 (inception date) to 8-31-09.

Alternative Asset Allocation Fund	Year ended 8/31/10		Period ended 8/31/09[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	—	—	100,000	$1,000,000
Distributions reinvested	4,761	$63,655	—	—

Net increase	4,761	$63,655	100,000	$1,000,000

1 Period from 1-2-09 (inception date) to 8-31-09.

Blue Chip Growth Fund	Year ended 8/31/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	17,853,592	$302,868,266	888,063	$12,043,485
Distributions reinvested	24,858	432,630	29,937	371,815
Repurchased	(2,874,015)	(49,260,408)	(1,181,788)	(16,186,261)
Net increase (decrease)	15,004,435	$254,040,488	(263,788)	($3,770,961)

Class NAV shares
Sold	10,631,908	$178,441,816	10,927,739	$141,487,414
Distributions reinvested	111,988	1,942,437	321,726	3,992,625
Repurchased	(2,112,185)	(36,777,455)	(27,365,374)	(359,553,539)
Net increase (decrease)	8,631,711	$143,606,798	(16,115,909)	($214,073,500)

Net increase (decrease)	23,636,146	$397,647,286	(16,379,697)	($217,844,461)

Capital Appreciation Fund	Year ended 8/31/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	31,721,669	$331,170,669	965,382	$7,501,065
Distributions reinvested	29,216	288,944	28,991	204,967
Repurchased	(2,510,518)	(24,298,783)	(994,131)	(7,853,639)
Net increase (decrease)	29,240,367	$307,160,830	242	($147,607)

Class NAV shares
Sold	14,501,926	$140,533,351	43,116,847	$328,018,111
Distributions reinvested	317,122	3,136,340	526,685	3,728,929
Repurchased	(7,294,827)	(71,435,254)	(16,144,174)	(120,212,860)
Net increase	7,524,221	$72,234,437	27,499,358	$211,534,180

Net increase	36,764,588	$379,395,267	27,499,600	$211,386,573

Core Bond Fund	Year ended 8/31/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	568,528	$7,556,401	735,307	$9,129,567
Distributions reinvested	40,221	527,482	25,511	313,645
Repurchased	(358,087)	(4,717,286)	(356,061)	(4,378,226)
Net increase	250,662	$3,366,597	404,757	$5,064,986

Class NAV shares
Sold	9,744,066	$129,314,066	19,001,229	$238,596,906
Distributions reinvested	1,580,704	20,719,443	948,219	11,648,365
Repurchased	(1,728,307)	(23,241,634)	(9,748,353)	(116,900,767)
Net increase	9,596,463	$126,791,875	10,201,095	$133,344,504

Net increase	9,847,125	$130,158,472	10,605,852	$138,409,490

460

FUND SHARE TRANSACTIONS, CONTINUED

Core Diversified Growth & Income Portfolio	Year ended 8/31/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	1,448,369	$12,999,035	1,279,236	$9,607,598
Distributions reinvested	44,653	403,216	6,561	47,109
Repurchased	(272,037)	(2,419,754)	(30,388)	(236,087)

Net increase	1,220,985	$10,982,497	1,255,409	$9,418,620

Core Fundamental Holdings Portfolio	Year ended 8/31/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	616,096	$5,647,762	858,585	$6,629,857
Distributions reinvested	30,626	280,537	3,897	29,345
Repurchased	(227,789)	(2,080,132)	(59,177)	(489,241)

Net increase	418,933	$3,848,167	803,305	$6,169,961

Core Global Diversification Portfolio	Year ended 8/31/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	2,072,255	$18,692,064	834,648	$6,226,498
Distributions reinvested	38,057	343,658	5,103	34,804
Repurchased	(282,641)	(2,515,899)	(34,825)	(275,852)

Net increase	1,827,671	$16,519,823	804,926	$5,985,450

Emerging Markets Debt Fund	Period ended 8/31/10[1]
	Shares	Amount

Class A shares
Sold	1,200,000	$12,000,000
Net increase	1,200,000	$12,000,000

Class I shares
Sold	300,000	$3,000,000
Net increase	300,000	$3,000,000

Net increase	1,500,000	$15,000,000

1 Period from 1-4-10 (inception date) to 8-31-10.

Emerging Markets Value Fund	Year ended 8/31/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	41,146,809	$439,069,351	68,907,123	$383,341,352
Distributions reinvested	1,301,529	13,574,945	4,001,143	21,646,182
Repurchased	(9,594,804)	(100,367,806)	(19,841,730)	(147,386,474)

Net increase	32,853,534	$352,276,490	53,066,536	$257,601,060

Equity-Income Fund	Year ended 8/31/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	1,136,097	$14,550,393	1,711,067	$17,874,688
Distributions reinvested	218,164	2,722,683	1,457,662	15,013,923
Repurchased	(1,434,780)	(17,907,268)	(1,544,435)	(16,442,282)
Net increase (decrease)	(80,519)	($634,192)	1,624,294	$16,446,329

Class NAV shares
Sold	28,181,582	$349,012,943	19,424,390	$190,012,653
Distributions reinvested	1,114,103	13,892,855	6,828,433	70,264,573
Repurchased	(1,322,542)	(17,371,911)	(20,832,883)	(229,502,710)
Net increase	27,973,143	$345,533,887	5,419,940	$30,774,516

Net increase	27,892,624	$344,899,695	7,044,234	$47,220,845

Fundamental Value Fund	Year ended 8/31/10[1]		Year ended 8/31/09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	230,017	$3,118,764	4,092,872	$42,923,521
Distributions reinvested	60,158	800,100	106,900	1,121,380
Repurchased	(8,477,940)	(122,517,412)	(842,270)	(9,089,292)
Net increase (decrease)	(8,187,765)	($118,598,548)	3,357,502	$34,955,609

Class NAV shares
Sold	9,887,742	$130,483,262	24,286,333	$247,884,176
Distributions reinvested	873,474	11,591,001	1,275,339	13,340,051
Repurchased	(9,980,281)	(131,814,155)	(19,789,519)	(218,868,125)
Net increase	780,935	$10,260,108	5,772,153	$42,356,102

Net increase (decrease)	(7,406,830)	($108,338,440)	9,129,655	$77,311,711

1 Class 1 shares were terminated on 5-7-10.

461

FUND SHARE TRANSACTIONS, CONTINUED

Global Agribusiness Fund	Year ended 8/31/10		Period ended 8/31/09[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	—	—	100,000	$1,000,000
Distributions reinvested	1,393	$16,597	364	3,919
Net increase	1,393	$16,597	100,364	$1,003,919

Class I shares
Sold	—	—	100,000	$1,000,000
Distributions reinvested	1,614	$19,246	476	5,119
Net increase	1,614	$19,246	100,476	$1,005,119

Net increase	3,007	$35,843	200,840	$2,009,038

1 Period from 1-2-09 (inception date) to 8-31-09.

Global Bond Fund	Year ended 8/31/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	1,390,237	$17,234,567	592,681	$7,063,630
Distributions reinvested	462,751	5,497,480	1,198,473	13,111,298
Repurchased	(693,458)	(8,369,535)	(1,943,488)	(23,889,066)
Net increase (decrease)	1,159,530	$14,362,512	(152,334)	($3,714,138)

Class NAV shares
Sold	12,383,690	$150,328,655	14,755,274	$170,390,401
Distributions reinvested	4,597,869	54,530,728	8,960,746	97,761,740
Repurchased	(7,121,619)	(87,470,839)	(10,304,360)	(125,333,579)
Net increase	9,859,940	$117,388,544	13,411,660	$142,818,562

Net increase	11,019,470	$131,751,056	13,259,326	$139,104,424

Global Infrastructure Fund	Year ended 8/31/10		Period ended 8/31/09[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	—	—	100,000	$1,000,000
Distributions reinvested	1,121	$12,312	1,214	11,386
Net increase	1,121	$12,312	101,214	$1,011,386

Class I shares
Sold	—	—	100,000	$1,000,000
Distributions reinvested	1,337	$14,707	1,319	12,389
Net increase	1,337	$14,707	101,319	$1,012,389

Net increase	2,458	$27,019	202,533	$2,023,775

1 Period from 1-2-09 (inception date) to 8-31-09.

Global Real Estate Fund	Year ended 8/31/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	24,738,839	$163,536,934	17,931,744	$83,643,789
Distributions reinvested	1,855,292	12,096,502	3,312,402	16,836,266
Repurchased	(3,479,782)	(23,087,390)	(52,245,635)	(280,570,461)

Net increase (decrease)	23,114,349	$152,546,046	(31,001,489)	($180,090,406)

Global Timber Fund	Year ended 8/31/10		Period ended 8/31/09[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	—	—	100,000	$1,000,000
Distributions reinvested	161	$1,901	426	3,924
Net increase	161	$1,901	100,426	$1,003,924

Class I shares
Sold	—	—	100,000	$1,000,000
Distributions reinvested	262	$3,083	537	4,959
Net increase	262	$3,083	100,537	$1,004,959

Net increase	423	$4,984	200,963	$2,008,883

1 Period from 1-2-09 (inception date) to 8-31-09.

Heritage Fund	Year ended 8/31/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	3,419,285	$24,322,436	23,309,641	$149,259,434
Distributions reinvested	—	—	2,359,120	14,296,268
Repurchased	(7,068,836)	(52,686,747)	(1,622,301)	(10,379,836)

Net increase (decrease)	(3,649,551)	($28,364,311)	24,046,460	$153,175,866

462

FUND SHARE TRANSACTIONS, CONTINUED

High Income Fund	Year ended 8/31/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	1,112,260	$8,563,942	13,461,666	$65,914,601
Distributions reinvested	7,798,025	58,474,637	10,683,514	57,336,025
Repurchased	(8,690,057)	(62,251,901)	(15,272,933)	(83,886,371)

Net increase	220,228	$4,786,678	8,872,247	$39,364,255

High Yield Fund	Year ended 8/31/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	3,270,706	$28,220,902	3,012,087	$20,842,983
Distributions reinvested	852,521	7,242,355	718,394	4,779,611
Repurchased	(2,265,092)	(19,547,007)	(1,191,632)	(8,165,151)
Net increase	1,858,135	$15,916,250	2,538,849	$17,457,443

Class NAV shares
Sold	5,542,770	$47,184,167	15,422,137	$102,101,227
Distributions reinvested	11,829,059	99,722,018	22,179,420	145,505,694
Repurchased	(27,279,969)	(233,183,372)	(96,016,333)	(660,010,339)
Net decrease	(9,908,140)	($86,277,187)	(58,414,776)	($412,403,418)

Net decrease	(8,050,005)	($70,360,937)	(55,875,927)	($394,945,975)

Index 500 Fund	Year ended 8/31/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	47,283,287	$385,075,004	227,842,402	$1,531,455,178
Distributions reinvested	4,538,617	37,125,883	2,901,554	19,527,458
Repurchased	(62,524,928)	(503,842,114)	(88,931,480)	(618,067,848)

Net increase (decrease)	(10,703,024)	($81,641,227)	141,812,476	$932,914,788

International Equity Index Fund	Year ended 8/31/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	8,001,037	$128,103,035	7,745,230	$96,174,986
Distributions reinvested	771,722	12,540,484	764,817	9,391,951
Repurchased	(4,968,341)	(77,869,117)	(14,397,343)	(192,129,420)

Net increase (decrease)	3,804,418	$62,774,402	(5,887,296)	($86,562,483)

International Opportunities Fund	Year ended 8/31/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	5,615,330	$72,477,245	769,809	$7,623,458
Distributions reinvested	68,840	872,208	27,994	262,865
Repurchased	(1,243,711)	(15,159,564)	(533,780)	(5,523,254)
Net increase	4,440,459	$58,189,889	264,023	$2,363,069

Class NAV shares
Sold	10,655,584	$129,348,432	11,813,975	$115,024,206
Distributions reinvested	578,408	7,340,000	826,446	7,768,599
Repurchased	(10,052,901)	(121,517,377)	(9,056,314)	(94,542,400)
Net increase	1,181,091	$15,171,055	3,584,107	$28,250,405

Net increase	5,621,550	$73,360,944	3,848,130	$30,613,474

International Small Cap Fund	Year ended 8/31/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	1,822,643	$24,671,513	6,401,461	$60,916,529
Distributions reinvested	163,218	2,141,419	1,209,707	9,759,113
Repurchased	(2,360,372)	(30,897,122)	(1,061,526)	(9,598,421)
Net increase (decrease)	(374,511)	($4,084,190)	6,549,642	$61,077,221

Class NAV shares
Sold	2,515,791	$33,526,767	3,648,017	$34,368,305
Distributions reinvested	147,404	1,933,946	3,387,992	27,332,037
Repurchased	(1,270,399)	(16,428,868)	(15,964,929)	(155,307,918)
Net increase (decrease)	1,392,796	$19,031,845	(8,928,920)	($93,607,576)

Net increase (decrease)	1,018,285	$14,947,655	(2,379,278)	($32,530,355)

International Small Company Fund	Year ended 8/31/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	5,259,819	$37,819,013	6,187,305	$37,068,576
Distributions reinvested	700,152	5,041,096	2,371,566	12,498,150
Repurchased	(2,249,718)	(16,532,459)	(38,605,196)	(227,744,201)

Net increase (decrease)	3,710,253	$26,327,650	(30,046,325)	($178,177,475)

463

FUND SHARE TRANSACTIONS, CONTINUED

International Value Fund	Year ended 8/31/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	575,671	$7,863,287	705,634	$7,699,836
Distributions reinvested	426,249	5,831,083	1,905,202	19,509,272
Repurchased	(3,049,137)	(40,496,384)	(3,750,547)	(41,814,039)
Net decrease	(2,047,217)	($26,802,014)	(1,139,711)	($14,604,931)

Class NAV shares
Sold	12,251,180	$158,468,437	9,713,464	$96,453,789
Distributions reinvested	1,276,486	17,411,266	5,530,988	56,471,391
Repurchased	(8,009,072)	(105,698,950)	(16,637,868)	(187,156,148)
Net increase (decrease)	5,518,594	$70,180,753	(1,393,416)	($34,230,968)

Net increase (decrease)	3,471,377	$43,378,739	(2,533,127)	($48,835,899)

Investment Quality Bond Fund	Year ended 8/31/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	1,677,052	$20,307,983	1,342,355	$14,893,793
Distributions reinvested	277,878	3,317,158	285,560	3,147,040
Repurchased	(1,046,024)	(12,567,761)	(870,989)	(9,725,081)
Net increase	908,906	$11,057,380	756,926	$8,315,752

Class NAV shares
Sold	11,251,067	$139,201,920	1,804,356	$20,253,131
Distributions reinvested	539,830	6,436,446	596,208	6,572,761
Repurchased	(1,321,650)	(15,806,656)	(4,924,654)	(52,711,344)
Net increase (decrease)	10,469,247	$129,831,710	(2,524,090)	($25,885,452)

Net increase (decrease)	11,378,153	$140,889,090	(1,767,164)	($17,569,700)

Large Cap Fund	Year ended 8/31/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	2,069,496	$23,508,535	476,744	$4,384,915
Distributions reinvested	26,932	310,523	51,036	450,141
Repurchased	(591,928)	(6,752,814)	(430,221)	(3,965,976)
Net increase	1,504,500	$17,066,244	97,559	$869,080

Class NAV shares
Sold	1,403,395	$15,904,559	3,872,293	$34,916,118
Distributions reinvested	158,386	1,826,185	490,434	4,320,722
Repurchased	(401,888)	(4,628,361)	(11,140,763)	(104,478,015)
Net increase (decrease)	1,159,893	$13,102,383	(6,778,036)	($65,241,175)

Net increase (decrease)	2,664,393	$30,168,627	(6,680,477)	($64,372,095)

Large Cap Value Fund	Year ended 8/31/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	335,306	$5,542,360	787,705	$11,833,659
Distributions reinvested	65,819	1,120,244	91,070	1,419,786
Repurchased	(907,768)	(15,073,671)	(577,739)	(8,940,990)
Net increase (decrease)	(506,643)	($8,411,067)	301,036	$4,312,455

Class NAV shares
Sold	3,971,541	$66,694,596	8,357,280	$119,587,418
Distributions reinvested	396,749	6,764,574	414,458	6,469,691
Repurchased	(5,748,892)	(93,526,087)	(9,971,730)	(154,430,247)
Net decrease	(1,380,602)	($20,066,917)	(1,199,992)	($28,373,138)

Net decrease	(1,887,245)	($28,477,984)	(898,956)	($24,060,683)

Mid Cap Growth Index Fund	Period ended 8/31/10[1]
	Shares	Amount

Class 1 shares
Sold	4,507	$42,994
Net increase	4,507	$42,994

Class NAV shares
Sold	6,881,168	$68,207,432
Repurchased	(1,411,421)	(12,849,644)
Net increase	5,469,747	$55,357,788

Net increase	5,474,254	$55,400,782

1 Period from 4-30-10 (inception date) to 8-31-10.

Mid Cap Index Fund	Year ended 8/31/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	1,249,747	$19,546,521	20,081,316	$244,359,674
Distributions reinvested	360,120	5,711,496	806,316	9,329,070
Repurchased	(18,452,349)	(318,623,141)	(4,104,625)	(46,923,803)

Net increase (decrease)	(16,842,482)	($293,365,124)	16,783,007	$206,764,941

464

FUND SHARE TRANSACTIONS, CONTINUED

Mid Cap Stock Fund	Year ended 8/31/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	1,337,709	$19,294,821	1,498,482	$16,519,734
Repurchased	(2,263,458)	(31,435,588)	(2,530,777)	(28,735,579)
Net decrease	(925,749)	($12,140,767)	(1,032,295)	($12,215,845)

Class NAV shares
Sold	3,398,093	$47,091,040	18,280,389	$198,682,567
Distributions reinvested	6,194	86,849	13,491	143,548
Repurchased	(1,981,156)	(27,935,374)	(2,976,408)	(32,778,348)
Net increase	1,423,131	$19,242,515	15,317,472	$166,047,767

Net increase	497,382	$7,101,748	14,285,177	$153,831,922

Mid Cap Value Equity Fund	Year ended 8/31/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	1,148,371	$9,223,549	12,800,227	$80,582,484
Distributions reinvested	220,083	1,771,675	498,499	2,951,115
Repurchased	(4,455,506)	(36,279,538)	(521,042)	(3,603,952)

Net increase (decrease)	(3,087,052)	($25,284,314)	12,777,684	$79,929,647

Mid Cap Value Index Fund	Period ended 8/31/10[1]
	Shares	Amount

Class 1 shares
Sold	6,874	$63,799
Net increase	6,874	$63,799

Class NAV shares
Sold	6,942,610	$68,748,698
Repurchased	(1,381,950)	(12,425,489)
Net increase	5,560,660	$56,323,209

Net increase	5,567,534	$56,387,008

1 Period from 4-30-10 (inception date) to 8-31-10.

Mid Value Fund	Year ended 8/31/10		Period ended 8/31/09[1]
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	6,440,166	$87,615,419	24,395,377	$259,753,505
Distributions reinvested	752,102	10,251,149	—	—
Repurchased	(1,187,573)	(16,301,594)	(553,704)	(6,846,322)

Net increase	6,004,695	$81,564,974	23,841,673	$252,907,183

1 Period from 1-2-09 (inception date) to 8-31-09.

Optimized Value Fund	Year ended 8/31/10[1]		Year ended 8/31/09
	Shares	Amount	Shares	Amount

Class A shares
Sold	3,228	$32,482	30,249	$258,570
Distributions reinvested	—	—	180	1,531
Repurchased	(34,101)	(349,927)	(3,311)	(32,469)
Net increase (decrease)	(30,873)	($317,445)	27,118	$227,632

Class B shares
Sold	—	—	12,847	$111,675
Distributions reinvested	—	—	38	328
Repurchased	(10,009)	($103,713)	(3,663)	(31,336)
Net increase (decrease)	(10,009)	($103,713)	9,222	$80,667

Class C shares
Sold	150	$1,521	982	$6,930
Distributions reinvested	—	—	13	108
Repurchased	(1,813)	(18,777)	—	—
Net increase (decrease)	(1,663)	($17,256)	995	$7,038

Class I shares
Sold	696	$7,000	—	$ —
Distributions reinvested	—	—	21	180
Repurchased	(1,385)	(14,488)	—	—
Net increase (decrease)	(689)	($7,488)	21	$180

Class 1 shares
Sold	248,562	$2,636,307	266,435	$2,272,763
Distributions reinvested	90,944	939,448	169,404	1,443,321
Repurchased	(1,060,196)	(10,767,479)	(850,844)	(7,481,138)
Net decrease	(720,690)	($7,191,724)	(415,005)	($3,765,054)

Class NAV shares
Sold	1,660,726	$16,804,164	3,048,614	$23,996,954
Distributions reinvested	508,325	5,250,993	1,321,422	11,271,727
Repurchased	(342,158)	(3,497,796)	(32,364,754)	(288,588,326)
Net increase (decrease)	1,826,893	$18,557,361	(27,994,718)	($253,319,645)

Net increase (decrease)	1,062,969	$10,919,735	(28,372,367)	($256,769,182)

1 Class A, B, C and I shares were terminated on 12-11-09.

465

FUND SHARE TRANSACTIONS, CONTINUED

Real Estate Equity Fund	Year ended 8/31/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	13,443,299	$86,939,103	30,120,551	$125,777,784
Distributions reinvested	973,205	5,771,107	1,459,051	7,003,443
Repurchased	(9,504,703)	(59,510,360)	(23,628,488)	(117,665,680)

Net increase	4,911,801	$33,199,850	7,951,114	$15,115,547

Real Estate Securities Fund	Year ended 8/31/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	24,309,563	$231,798,363	1,716,912	$12,760,497
Distributions reinvested	372,470	3,702,351	366,648	2,881,857
Repurchased	(2,793,338)	(28,609,663)	(1,731,303)	(13,321,529)

Net increase	21,888,695	$206,891,051	352,257	$2,320,825

Real Return Bond Fund	Year ended 8/31/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	2,760,560	$34,758,569	2,359,564	$28,706,140
Distributions reinvested	201,709	2,516,836	639,430	6,919,597
Repurchased	(686,591)	(8,622,587)	(1,344,527)	(15,947,022)
Net increase	2,275,678	$28,652,818	1,654,467	$19,678,715

Class NAV shares
Sold	18,053,013	$222,172,446	36,720,066	$425,088,369
Distributions reinvested	3,371,162	41,589,642	10,239,788	109,820,891
Repurchased	(33,232,176)	(421,774,813)	(17,016,392)	(192,360,342)
Net increase (decrease)	(11,808,001)	($158,012,725)	29,943,462	$342,548,918

Net increase (decrease)	(9,532,323)	($129,359,907)	31,597,929	$362,227,633

Short Term Government Income Fund	Year ended 8/31/10		Period ended 8/31/09[1]
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	12,207,638	$122,786,545	2,554,945	$25,657,086
Distributions reinvested	146,434	1,482,450	—	—
Repurchased	(1,525,666)	(15,601,789)	(110,067)	(1,105,072)

Net increase	10,828,406	$108,667,206	2,444,878	$24,552,014

1 Period from 1-2-09 (inception date) to 8-31-09.

Small Cap Growth Fund
	Year ended 8/31/10		Period ended 8/31/09[1]
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	4,259,213	$39,480,154	17,421,171	$133,757,170
Repurchased	(2,088,002)	(18,927,780)	(2,886,232)	(23,076,750)

Net increase	2,171,211	$20,552,374	14,534,939	$110,680,420

1 Period from 9-10-08 (inception date) to 8-31-09.

Small Cap Index Fund	Year ended 8/31/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	2,380,696	$24,939,436	8,174,345	$65,808,763
Distributions reinvested	134,366	1,405,466	405,796	3,355,933
Repurchased	(5,892,615)	(64,131,523)	(8,098,784)	(71,823,966)

Net increase (decrease)	(3,377,553)	($37,786,621)	481,357	($2,659,270)

Small Cap Opportunities Fund	Year ended 8/31/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	671,775	$12,169,760	2,004,641	$23,966,196
Distributions reinvested	4,374	70,639	53,884	644,449
Repurchased	(692,030)	(11,543,177)	(449,346)	(5,822,702)
Net increase (decrease)	(15,881)	$697,222	1,609,179	$18,787,943

Class NAV shares
Sold	3,459,335	$57,765,699	111,174	$1,077,241
Distributions reinvested	7,199	115,688	97,175	1,156,381
Repurchased	(478,479)	(8,321,601)	(1,815,298)	(23,774,397)
Net increase (decrease)	2,988,055	$49,559,786	(1,606,949)	($21,540,775)

Net increase (decrease)	2,972,174	$50,257,008	2,230	($2,752,832)

Small Cap Value Fund	Year ended 8/31/10		Period ended 8/31/09[1]
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	3,713,348	$52,320,763	6,557,463	$70,234,361
Distributions reinvested	115,572	1,552,137	—	—
Repurchased	(631,669)	(9,046,002)	(206,447)	(2,460,334)

Net increase	3,197,251	$44,826,898	6,351,016	$67,774,027

1 Period from 12-16-08 (inception date) to 8-31-09.

466

FUND SHARE TRANSACTIONS, CONTINUED

Small Company Growth Fund	Year ended 8/31/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	1,324,622	$13,572,170	4,392,529	$35,761,578
Distributions reinvested	12,825	132,484	—	—
Repurchased	(3,110,507)	(33,540,494)	(5,683,860)	(48,300,649)

Net decrease	(1,773,060)	($19,835,840)	(1,291,331)	($12,539,071)

Small Company Value Fund	Year ended 8/31/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	459,760	$9,838,663	507,097	$8,989,437
Distributions reinvested	44,345	926,808	158,222	2,604,338
Repurchased	(809,881)	(17,174,743)	(897,136)	(15,693,348)
Net decrease	(305,776)	($6,409,272)	(231,817)	($4,099,573)

Class NAV shares
Sold	1,691,923	$34,629,477	3,663,715	$55,972,859
Distributions reinvested	128,190	2,675,344	541,021	8,894,391
Repurchased	(2,698,885)	(58,475,837)	(7,697,335)	(133,089,097)
Net decrease	(878,772)	($21,171,016)	(3,492,599)	($68,221,847)

Net decrease	(1,184,548)	($27,580,288)	(3,724,416)	($72,321,420)

Smaller Company Growth Fund	Year ended 8/31/10		Period ended 8/31/09[1]
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	1,251,549	$13,866,706	16,546,006	$153,592,008
Repurchased	(5,861,028)	(67,019,955)	(1,273,226)	(12,489,589)

Net increase (decrease)	(4,609,479)	($53,153,249)	15,272,780	$141,102,419

1 Period from 10-7-08 (inception date) to 8-31-09.

Spectrum Income Fund	Year ended 8/31/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	14,692,075	$151,650,440	9,757,985	$89,449,602
Distributions reinvested	4,120,205	42,165,410	6,416,463	58,098,237
Repurchased	(29,450,678)	(303,038,091)	(31,631,473)	(279,477,968)

Net decrease	(10,638,398)	($109,222,241)	(15,457,025)	($131,930,129)

Strategic Bond Fund	Year ended 8/31/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	1,634,181	$17,689,697	835,593	$7,764,854
Distributions reinvested	283,606	2,966,462	223,355	2,069,660
Repurchased	(818,657)	(8,811,227)	(871,323)	(8,048,531)
Net increase	1,099,130	$11,844,932	187,625	$1,785,983

Class NAV shares
Sold	1,623,339	$16,897,190	9,544,418	$88,849,831
Distributions reinvested	1,957,367	20,354,281	2,641,490	24,442,301
Repurchased	(35,991,464)	(386,234,936)	(12,564,112)	(114,104,289)
Net decrease	(32,410,758)	($348,983,465)	(378,204)	($812,157)

Net decrease	(31,311,628)	($337,138,533)	(190,579)	$973,826

Total Bond Market Fund	Year ended 8/31/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	17,993,502	$186,885,462	48,579,397	$478,866,200
Distributions reinvested	2,711,879	27,901,965	1,162,665	11,789,910
Repurchased	(14,722,834)	(154,355,066)	(12,796,726)	(130,405,066)

Net increase	5,982,547	$60,432,361	36,945,336	$360,251,044

Total Return Fund	Year ended 8/31/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	8,022,224	$114,999,649	5,014,687	$66,769,458
Distributions reinvested	819,087	11,467,647	1,574,743	19,982,330
Repurchased	(2,303,923)	(32,568,600)	(1,252,977)	(16,611,061)
Net increase	6,537,388	$93,898,696	5,336,453	$70,140,727

Class NAV shares
Sold	23,055,618	$325,594,051	26,780,172	$354,828,065
Distributions reinvested	5,420,130	75,618,590	12,366,160	156,858,560
Repurchased	(16,991,998)	(244,793,902)	(47,873,903)	(636,991,197)
Net increase (decrease)	11,483,750	$156,418,739	(8,727,571)	($125,304,572)

Net increase (decrease)	18,021,138	$250,317,435	(3,391,118)	($55,163,845)

467

FUND SHARE TRANSACTIONS, CONTINUED

U.S. High Yield Bond Fund	Year ended 8/31/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	1,718,779	$21,262,692	2,596,044	$26,955,307
Distributions reinvested	279,102	3,412,154	118,287	1,205,635
Repurchased	(784,931)	(9,691,933)	(258,865)	(2,762,895)
Net increase	1,212,950	$14,982,913	2,455,466	$25,398,047

Class NAV shares
Sold	6,519,258	$80,022,145	26,249,361	$279,241,229
Distributions reinvested	4,901,882	59,831,871	4,356,344	43,524,775
Repurchased	(19,491,464)	(239,406,186)	(10,639,879)	(101,445,679)
Net increase (decrease)	(8,070,324)	($99,552,170)	19,965,826	$221,320,325

Net increase (decrease)	(6,857,374)	($84,569,257)	22,421,292	$246,718,372

U.S. Multi Sector Fund	Year ended 8/31/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	12,751,552	$110,244,293	37,435,191	$282,671,384
Distributions reinvested	1,385,592	12,428,759	1,871,614	14,280,412
Repurchased	(10,922,924)	(94,546,532)	(27,681,795)	(215,379,965)

Net increase	3,214,220	$28,126,520	11,625,010	$81,571,831

Value Fund	Year ended 8/31/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	2,819,953	$25,142,502	13,649,139	$90,460,239
Distributions reinvested	114,186	976,292	37,588	228,535
Repurchased	(1,740,900)	(15,140,486)	(685,495)	(4,544,277)

Net increase	1,193,239	$10,978,308	13,001,232	$86,144,497

Value & Restructuring Fund	Year ended 8/31/10		Year ended 8/31/09
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	7,975,317	$75,279,121	25,153,760	$177,939,059
Distributions reinvested	752,057	7,347,600	833,670	5,685,628
Repurchased	(12,811,196)	(122,808,824)	(14,265,751)	(107,513,036)

Net increase (decrease)	(4,083,822)	($40,182,103)	11,721,679	$76,111,651

7. PURCHASE AND SALE OF SECURITIES Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, are aggregated below for the year ended August 31, 2010. In addition, the purchases and sales of U.S. Treasury obligations are aggregated below for the year ended August 31, 2010.

	PURCHASES		SALES AND MATURITIES
FUND	U.S. GOVERNMENT	OTHER ISSUERS	U.S. GOVERNMENT	OTHER ISSUERS

Active Bond Fund	$243,466,651	$372,659,926	$202,067,549	$282,427,831
All Cap Core Fund	—	1,036,792,785	—	960,411,472
All Cap Value Fund	—	374,616,931	—	320,472,521
Alpha Opportunities Fund	—	1,693,358,847	—	1,314,678,188
Alternative Asset Allocation Fund	—	130,608	—	121,424
Blue Chip Growth Fund	—	1,288,615,328	—	893,271,778
Capital Appreciation Fund	—	1,422,598,615	—	1,021,766,808
Core Bond Fund	1,022,230,648	1,655,451,126	1,014,788,553	1,507,018,462
Core Diversified Growth & Income Portfolio	—	21,612,158	—	10,575,405
Core Fundamental Holdings Portfolio	—	10,872,701	—	7,020,615
Core Global Diversification Portfolio	—	26,705,853	—	10,103,941
Emerging Markets Debt	500,234	28,626,620	100,842	15,808,453
Emerging Markets Value Fund	—	696,055,831	—	353,620,830
Equity-Income Fund	—	430,303,967	—	108,031,452
Fundamental Value Fund	—	371,520,745	—	483,095,110
Global Agribusiness Fund	—	2,176,779	—	2,105,431
Global Bond Fund	257,211,687	3,493,167,252	211,519,240	3,361,690,820
Global Infrastructure Fund	—	3,614,973	—	3,513,787
Global Real Estate Fund	—	462,257,674	—	324,685,645
Global Timber Fund	—	2,860,607	—	2,832,923
Heritage Fund	—	485,996,638	—	517,256,830
High Income Fund	—	204,178,680	—	237,989,737
High Yield Fund	—	798,051,596	—	884,106,272
Index 500 Fund	—	328,693,837	—	418,487,260
International Equity Index Fund	—	138,684,543	—	79,612,987
International Opportunities Fund	—	1,239,849,907	—	1,147,185,629
International Small Cap Fund	—	51,065,005	—	67,200,737
International Small Company Fund	—	50,827,386	—	35,721,180
International Value Fund	—	243,190,455	—	222,306,080

468

PURCHASE AND SALE OF SECURITIES, CONTINUED

	PURCHASES		SALES AND MATURITIES
FUND	U.S. GOVERNMENT	OTHER ISSUERS	U.S. GOVERNMENT	OTHER ISSUERS

Investment Quality Bond Fund	$33,654,517	$117,484,718	$8,146,073	$24,880,916
Large Cap Fund	—	157,614,264	—	129,258,925
Large Cap Value Fund	—	905,637,834	—	947,398,600
Mid Cap Growth Index Fund	—	77,197,077	—	22,494,413
Mid Cap Index Fund	—	83,573,938	—	368,100,086
Mid Cap Stock Fund	—	947,806,955	—	973,305,728
Mid Cap Value Equity Fund	—	101,019,642	—	126,097,079
Mid Cap Value Index Fund	—	75,559,246	—	20,942,497
Mid Value Fund	—	211,332,057	—	158,945,051
Optimized Value Fund	—	470,976,851	—	461,945,898
Real Estate Equity Fund	—	114,515,880	—	94,199,237
Real Estate Securities Fund	—	448,083,884	—	238,988,707
Real Return Bond Fund	4,633,911,900	442,668,827	4,727,984,460	305,122,127
Short Term Government Income Fund	68,418,707	146,178,049	44,744,077	63,065,554
Small Cap Growth Fund	—	184,878,510	—	175,855,102
Small Cap Index Fund	—	37,321,414	—	75,364,560
Small Cap Opportunities Fund	—	84,351,708	—	36,189,216
Small Cap Value Fund	—	63,407,603	—	19,955,491
Small Company Growth Fund	—	45,875,364	—	67,090,659
Small Company Value Fund	—	72,156,147	—	99,448,953
Smaller Company Growth Fund	—	141,373,788	—	193,834,438
Spectrum Income Fund	101,692,774	553,541,520	110,289,212	627,294,832
Strategic Bond Fund	105,618,209	279,242,683	133,378,152	566,273,656
Total Bond Market Fund	169,670,049	123,279,054	156,542,034	96,471,204
Total Return Fund	4,910,823,286	1,479,915,507	4,708,656,201	1,750,643,549
U.S. High Yield Bond Fund	—	302,386,356	—	255,438,278
U.S. Multi Sector Fund	—	359,540,457	—	309,311,179
Value Fund	—	83,339,564	—	75,204,077
Value & Restructuring Fund	—	139,127,230	—	182,616,379

8. INVESTMENT BY AFFILIATED FUNDS Certain investors in the Fund are affiliated Funds and are managed by the Adviser and its affiliates. The affiliated Funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Funds’ net assets. For the year ended August 31, 2010, the following Funds had an affiliate ownership concentration of 5% or more of certain Funds’ net assets:

Fund		Fund

Active Bond Fund	94.8%	Mid Cap Index Fund	100.0%
All Cap Core Fund	100.0%	Mid Cap Stock Fund	64.6%
All Cap Value Fund	80.4%	Mid Cap Value Equity Fund	100.0%
Alpha Opportunities Fund	100.0%	Mid Cap Value Index Fund	99.8%
Blue Chip Growth Fund	78.3%	Mid Value Fund	100.0%
Capital Appreciation Fund	68.7%	Optimized Value Fund	86.6%
Core Bond Fund	97.6%	Real Estate Equity Fund	100.0%
Emerging Markets Value Fund	97.6%	Real Return Bond Fund	91.3%
Equity—Income Fund	87.5%	Short Term Government Income Fund	100.0%
Fundamental Value Fund	94.9%	Small Cap Growth Fund	100.0%
Global Bond Fund	90.6%	Small Cap Index Fund	100.0%
Global Real Estate Fund	99.8%	Small Cap Opportunities Fund	68.9%
Heritage Fund	100.0%	Small Cap Value Fund	100.0%
High Income Fund	99.0%	Small Company Growth Fund	100.0%
High Yield Fund	91.7%	Small Company Value Fund	72.0%
Index 500 Fund	100.0%	Smaller Company Growth Fund	100.0%
International Equity Index Fund	100.0%	Spectrum Income Fund	100.0%
International Opportunities Fund	89.3%	Strategic Bond Fund	71.0%
International Small Cap Fund	55.2%	Total Bond Market Fund	100.0%
International Small Company Fund	99.2%	Total Return Fund	68.2%
International Value Fund	69.1%	U.S. High Yield Bond Fund	93.0%
Investment Quality Bond Fund	76.8%	U.S. Multi Sector Fund	100.0%
Large Cap Fund	85.6%	Value Fund	100.0%
Large Cap Value Fund	84.4%	Value & Restructuring Fund	100.0%
Mid Cap Growth Index Fund	99.9%

469

9. INVESTMENT IN AFFILIATED UNDERLYING FUNDS Alternative Asset Allocation Fund, Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio and Core Global Diversification Portfolio invest primarily in affiliated underlying funds that are managed by the Adviser and affiliates. The Funds do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Funds’ investment may represent a significant portion of each underlying Fund’s net assets. For the year ended August 31, 2010, none of these Funds held 5% or more of an underlying Fund’s net assets.

10. DIRECT PLACEMENT SECURITIES The Funds may hold direct placement securities which are restricted to resale and the Funds have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at August 31, 2010.

HIGH INCOME FUND

					Value as a
			Beginning	Ending	percentage
	Acquisition	Acquisition	share	share	of Fund’s	Value as of
Issuer, Description	date	cost	amount	amount	net assets	8-31-10

Dominion Petroleum Acquisitions	9/19/2007	$838,461	842,500	948,612	0.17%	$887,962
Bought : 106,112		$166,515
First Michigan Bank	4/30/2010	$1,675,002	—	279,167	0.33%	$1,374,827

470

John Hancock Funds II

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Funds II:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds (identified in Note 5) which are part of John Hancock Funds II (the “Trust”) at August 31, 2010, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian, transfer agents and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2010

471

John Hancock Funds II

Federal Tax Information (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended August 31, 2010.

LONG TERM CAPITAL GAINS The Funds below have designated the following amounts as capital gain dividends paid during the year.

Fund	Capital Gains

Active Bond Fund	—
All Cap Core Fund	—
All Cap Value Fund	—
Alpha Opportunities Fund	—
Alternative Asset Allocation Fund	—
Blue Chip Growth Fund	—
Capital Appreciation Fund	—
Core Bond Fund	—
Core Diversified Growth & Income Portfolio	$24,841
Core Fundamental Holdings Portfolio	12,328
Core Global Diversification Portfolio	21,672
Emerging Markets Debt Fund	—
Emerging Markets Value Fund	—
Equity-Income Fund	—
Fundamental Value Fund	—
Global Agribusiness Fund	—
Global Bond Fund	—
Global Infrastructure Fund	—
Global Real Estate Fund	—
Global Timber Fund	—
Heritage Fund	—
High Income Fund	—
High Yield Fund	—
Index 500 Fund	—
International Equity Index Fund	—
International Opportunities Fund	—
International Small Cap Fund	—
International Small Company Fund	—
International Value Fund	—
Investment Quality Bond Fund	—
Large Cap Fund	—
Large Cap Value Fund	—
Mid Cap Growth Index Fund	—
Mid Cap Index Fund	—
Mid Cap Stock Fund	—
Mid Cap Value Equity Fund	—
Mid Cap Value Index Fund	—
Mid Value Fund	37,295
Optimized Value Fund	—
Real Estate Equity Fund	—
Real Estate Securities Fund	—
Real Return Bond Fund	—
Short Term Government Income Fund	—
Small Cap Growth Fund	—
Small Cap Index Fund	—
Small Cap Opportunities Fund	—
Small Cap Value Fund	13,503
Small Company Growth Fund	—
Small Company Value Fund	—
Smaller Company Growth Fund	—
Spectrum Income Fund	—
Strategic Bond Fund	—
Total Bond Market Fund	—
Total Return Fund	—
U.S. High Yield Bond Fund	—
U.S. Multi Sector Fund	—
Value Fund	—
Value & Restructuring Fund	—

472

John Hancock Funds II

Federal Tax Information (Unaudited)

DIVIDEND RECEIVED DEDUCTION Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of the Fund’s fiscal 2010 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

	Dividend		Dividend
	Received		Received
Fund	Deduction	Fund	Deduction

Active Bond Fund	0.00%	Investment Quality Bond Fund	0.00%
All Cap Core Fund	100.00%	Large Cap Fund	100.00%
All Cap Value Fund	55.92%	Large Cap Value Fund	100.00%
Alpha Opportunities Fund	7.65%	Mid Cap Growth Index Fund	0.00%
Alternative Asset Allocation Fund	1.52%	Mid Cap Index Fund	94.98%
Blue Chip Growth Fund	100.00%	Mid Cap Stock Fund	85.71%
Capital Appreciation Fund	100.00%	Mid Cap Value Equity Fund	100.00%
Core Bond Fund	0.00%	Mid Cap Value Index Fund	0.00%
Core Diversified Growth & Income Portfolio	23.45%	Mid Value Fund	18.78%
Core Fundamental Holdings Portfolio	18.87%	Optimized Value Fund	100.00%
Core Global Diversification Portfolio	6.94%	Real Estate Equity Fund	0.00%
Emerging Markets Debt Fund	0.00%	Real Estate Securities Fund	0.00%
Emerging Markets Value Fund	0.00%	Real Return Bond Fund	0.00%
Equity-Income Fund	100.00%	Short Term Government Income Fund	0.00%
Fundamental Value Fund	100.00%	Small Cap Growth Fund	0.00%
Global Agribusiness Fund	62.60%	Small Cap Index Fund	84.25%
Global Bond Fund	0.00%	Small Cap Opportunities Fund	77.13%
Global Infrastructure Fund	33.64%	Small Cap Value Fund	17.52%
Global Real Estate Fund	0.00%	Small Company Growth Fund	0.00%
Global Timber Fund	30.50%	Small Company Value Fund	99.14%
Heritage Fund	0.00%	Smaller Company Growth Fund	0.00%
High Income Fund	5.50%	Spectrum Income Fund	7.13%
High Yield Fund	0.00%	Strategic Bond Fund	0.00%
Index 500 Fund	100.00%	Total Bond Market Fund	0.00%
International Equity Index Fund	0.00%	Total Return Fund	0.00%
International Opportunities Fund	0.00%	U.S. High Yield Bond Fund	0.00%
International Small Cap Fund	0.00%	U.S. Multi Sector Fund	100.00%
International Small Company Fund	0.00%	Value Fund	54.02%
International Value Fund	0.00%	Value & Restructuring Fund	95.62%

FOREIGN TAX CREDITS As of August 31, 2010, the Funds below have designated the following amounts as foreign tax credits, which represent taxes paid on income derived from foreign sources.

Fund	Foreign Tax Credit

Emerging Markets Value Fund	$2,523,308
Global Infrastructure Fund	7,926
Global Real Estate Fund	353,998
International Equity Index Fund	637,157
International Opportunities Fund	1,899,483
International Small Cap Fund	396,214
International Small Company Fund	170,259
International Value Fund	1,743,466

QUALIFIED DIVIDEND INCOME The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2010.

473

John Hancock Funds II

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees of the Advisory Agreement (the “Advisory Agreement”) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the “Subadvisory Agreements”) for each of the portfolios (the “Funds”) of John Hancock Funds II (the “Trust”) discussed in this annual report except those noted below.

The Advisory Agreement and Subadvisory Agreements for the Emerging Markets Debt Fund were not considered for renewal at this time since the Fund recently commenced operations.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”), approving the Adviser’s selection of subadvisers for the portfolios of the Trust and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on May 27-28, 2010, the Board, including all the Independent Trustees, approved the Advisory Agreement.

In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers, the Board:

(1)–(a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’s personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to continue to perform its services under the Advisory Agreement with respect to the Funds;

(2)–reviewed the investment performance of each of the Funds; the comparative performance of their respective benchmarks, comparable funds as included in a report prepared by an independent third party (i.e., funds having approximately the same investment objective), if any; and JHIMS’ analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds; and concluded that each of the Funds has generally performed well or within a range that the Board deemed competitive except as discussed in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and each of their subadvisers;

(3)–(a) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds and each of the funds of John Hancock Trust (except those listed below) (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”): The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $85 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this annual report are each of the funds of funds of the Trust and of John Hancock Trust.)

(b) reviewed the Trust’s advisory fee structure and the incorporation, where applicable, of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the subadviser and which in most, but not all, cases contain breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

(4)–(a) reviewed the financial statements of JHIMS and considered (i) an analysis presented by JHIMS regarding the net profitability to JHIMS and Manulife Financial of each Fund;

(b) reviewed and considered an analysis presented by JHIMS regarding the profitability of JHIMS’ relationship with each Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund;

(c) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds;

(d) noted that the subadvisory fees for the Funds are paid by JHIMS and concluded that the advisory fees paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

474

John Hancock Funds II

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(e) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provide to each Fund and the entrepreneurial risk that it assumes as Adviser. Based upon its review, the Board concluded that the Adviser and its affiliates’ anticipated level of profitability from their relationship with each Fund was reasonable and not excessive.

(5)–reviewed comparative information prepared by an independent third party with respect to the advisory fee rates and concluded that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that JHIMS is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds and that the Adviser pays the subadvisory fees of the Funds. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered.

In addition, in the case of each Lifestyle Fund, each Lifecycle Fund, the Core Diversified Growth & Income Portfolio, the Core Fundamental Holdings Portfolio, the Core Global Diversification Portfolio, Retirement Distribution Portfolio, Retirement Rising Distribution Portfolio and Alternative Asset Allocation Fund (each a “Fund of Funds”), the Trustees reviewed the advisory fee to be paid to the Adviser for each Fund of Funds and concluded that the advisory fee to be paid to the Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on May 27-28, 2010, the Board, including all the Independent Trustees, renewed and approved the Subadvisory Agreements.

In making its determination with respect to the factors that it considers, the Board reviewed:

(1) information relating to each subadviser’s business, including current subadvisory services to the Trust;

(2) the historical and current performance of the Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3) the subadvisory fee for each Fund and comparative fee information prepared by an independent third party; and

(4) information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board noted that in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Subadviser out of the subadvisory fee and would not be an expense of the Fund.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadviser has extensive experience and demonstrated skills as a manager;

(2) Although not without variation, the current and historical performance of each Fund managed by a Subadviser has generally been in line with or outperformed the current and historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3) The subadvisory fees are generally competitive within the range of industry norms and, with respect to each Subadviser that is not affiliated with the Adviser, are a product of arms-length negotiation between the Adviser and the subadviser;

(4) With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow; and

(5) The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate.

(6) In connection with SSgA Funds Management, Inc. (“SSgA”) providing subadvisory services to the JHF II Mid Cap Value Index Fund and the JHF II

Mid Cap Growth Index Fund (the “Index Funds”), the Adviser has agreed that if the aggregate subadvisory fee paid to SSgA for managing the Index Funds is not at least $200,000 per year, then the Adviser will pay SSgA the difference between $200,000 and the amount of subadvisory fees paid. This minimum fee is not applicable during the first year of the Index Funds’ operations ending April 30, 2011, will be paid out of the advisory fee and is not an additional expense to the Index Funds. Neither JHT nor JHF II is a party to this arrangement, and they are not binding upon JHT, JHF II, the portfolios subadvised by SSgA or the Board of Trustees of JHT/JHF II. However, such arrangement could present a conflict of interests since the Adviser may have incentive to allocate JHF II fund of funds assets to the Index Funds in order to generate the minimum annual account fee.

In addition, in the case of each Fund of Funds, the Trustees reviewed the subadvisory fee to be paid to the subadviser for the Fund of Funds and concluded that the subadvisory fee to be paid to the subadviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

475

John Hancock Funds II

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

At its meeting on March 19, 2010, the Board, including all of the Independent Trustees, approved the following new funds (the “New Portfolios” or “Funds”), each a series of John Hancock Funds II (the “Trust”):

New Portfolios

Mid Cap Value Index Fund
Mid Cap Growth Index Fund

This section describes the evaluation by the Board of Trustees of:

(a) an amendment (the “Advisory Agreement Amendment”) to the advisory agreement between John Hancock Funds II (the “Trust”) and John Hancock Investment Management, LLC (the “Adviser” or “JHIMS”) to add the New Portfolios.

(b) an amendment to the subadvisory agreement between the Adviser and SSgA Funds Management, Inc. (“SSgA” or the “Subadviser”) to add the Mid Cap Value Index Fund and the Mid Cap Growth Index Fund (the “SSgA Subadvisory Agreement Amendment”).

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s Adviser, John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”), approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust (the “Funds”) and approving the Trust’s advisory and subadvisory agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the Subadvisers to the Funds;

2. the investment performance of the Funds and their Subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any Subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements with Subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those Subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers any other material business relationships that unaffiliated Subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain Subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on March 19, 2010, the Board, including all the Independent Trustees, approved the Advisory Agreement Amendment.

In approving the Advisory Agreement Amendment, and with reference to the factors that it regularly considers, the Board:

(1)–(a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the Subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’s personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to perform its services under the Advisory Agreement with respect to the New Portfolios;

(2)–(a) reviewed the advisory fee structure for the New Portfolios and the incorporation of the subadvisory fee breakpoints (as described below under “Approval of Subadvisory Agreements” below) and concluded that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of the New Portfolios to benefit from economies of scale if the assets of such funds grow;

(b) with respect to each New Portfolio, considered that the Adviser has agreed to waive its management fee for each of these Funds and each of the funds of John Hancock Trust (except those listed below) (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”): The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $85 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust.

(c) reviewed the Trust’s advisory fee structure and the incorporation, where applicable, of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a Subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the Subadviser and which in most, but not all, cases contain breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

(3)–(a) reviewed and considered an analysis presented by JHIMS regarding the anticipated profitability of JHIMS’s and its affiliates’ relationship with the New Portfolios and whether JHIMS has the financial ability to provide a high level of services to the New Portfolios,

(b) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the New Portfolios, and

(c) noted that the subadvisory fees for the New Portfolios are paid by JHIMS and concluded that the advisory fees to be paid by the Trust with respect to the New Portfolios is not unreasonable in light of such information; and

(d) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Portfolios and the entrepreneurial risk that it assumes as Adviser. Based upon its review, the Board concluded that the Adviser and its affiliates’ anticipated level of profitability,

476

John Hancock Funds II

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

if any, from their relationship with each of the New Portfolios was reasonable and not excessive.

(4)–(a) reviewed comparative information with respect to the advisory fee rates and concluded that anticipated advisory fees for the New Portfolios are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that the Adviser pays the subadvisory fees of each New Portfolio. The Board also took into account the level and quality of services expected to be provided by JHIMS with respect to the New Portfolios, as well as the other factors considered, including JHIMS’s experience managing other funds within the John Hancock fund complex.

Additional information that the Board considered in approving the Advisory Agreement Amendment is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on March 19, 2010, the Board, including all the Independent Trustees, approved the Subadvisory Agreement Amendments.

In making its determination with respect to the factors that it considers, the Board reviewed:

(1) information relating to the Subadviser’s business, including current subadvisory services to the Trust;

(2) the proposed subadvisory fee for the New Portfolios and comparative fee information as set forth in Appendix A; and

(3) information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated Subadvisers.

The Board’s decision to approve the Subadvisory Agreement Amendments was based on a number of determinations, including the following:

(1) The Subadviser has extensive experience and demonstrated skills as a manager, including the Subadviser’s experience in managing other funds within the John Hancock fund complex, including style-focused index mandates in multiple asset classes;

(2) The subadvisory fees are generally competitive within the range of industry norms and, with respect to each Subadviser that is not affiliated with the Adviser, are a product of arms-length negotiation between the Adviser and the Subadviser;

(3) Subadvisory breakpoints are reflected as breakpoints in the advisory fees for the New Portfolios in order to permit shareholders to benefit from economies of scale if those Funds grow.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

477

John Hancock Funds II

Appendix A

PORTFOLIO	Performance of Trust,		Other
(SUBADVISER)	as of March 31, 2010	Fees and Expenses	Comments

Active Bond	Benchmark Index – The Fund	Subadvisory fees for this Trust	The Board took into account
	outperformed in the one-year	are lower than the peer group	management’s discussion of
(Declaration Management &	period, and slightly	median.	the factors that contributed
Research LLC)	outperformed in the three-		to the Fund’s recent strong
	year period.	Net management fees for this	performance, including the
(MFC Global Investment		Fund are modestly higher than	subadviser’s investment style
Management (U.S.), LLC)	Morningstar Category – The	the peer group median.	and recent conditions of the
	Fund outperformed in the one-		credit markets.
	year period, and outperformed	Total expenses for this Fund are
	in the three-year period.	slightly higher than the peer	The Board took into account
		group median.	management’s discussion of the
Fund’s expenses, including the
advisory/sub-advisory fee
structure.

All Cap Core	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took into account
	slightly underperformed in	are equal to the peer group	management’s discussion of the
(Deutsche Asset Management, Inc.)	the one-year period, and	median.	factors that contributed to the
	underperformed in the three-		Fund’s performance, including
	year period.	Net management fees for this	the subadviser’s quantitative
		Fund are modestly higher than	investment style and current
	Morningstar Category – The	the peer group median.	market conditions.
Fund slightly underperformed
	in the one-year period, and	Total expenses for this Fund are	The Board also took into account
	underperformed in the three-	slightly higher than the peer	the Fund’s overall performance
	year period.	group median.	record.

The Board took into account
management’s discussion of the
Fund’s performance, including
the advisory/subadvisory fee
structure.

The Board also noted the small
size of the Fund’s peer group.

All Cap Value	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took into account
	modestly underperformed in	are equal to the peer group	management’s discussion of the
(Lord, Abbett & Co.)	the one-year period, and	median.	Fund’s more recent performance.
outperformed in the three-
	year period.	Net management fees for this	The Board took into account
		Fund are modestly higher than	management’s discussion of the
	Morningstar Category – The	the peer group median.	Fund’s expenses, including the
	Fund slightly underperformed		advisory/subadvisory fee
	in the one-year period, and	Total expenses for this Fund are	structure.
	outperformed in the three-	equal to the peer group median.
year period.

478

John Hancock Funds II

Appendix A

PORTFOLIO	Performance of Trust,		Other
(SUBADVISER)	as of March 31, 2010	Fees and Expenses	Comments

Alpha Opportunities	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Fund commenced operations
	slightly outperformed in the	are higher than the peer group	in October 2008 and has limited
(Wellington)	one-year period.	median.	performance.

	Morningstar Category – The	Net management fees for this	In reviewing the Fund’s
	Fund modestly outperformed	Fund are higher than the peer	performance, the Board noted
	in the one-year period.	group median.	that although the Fund has a
limited performance history, it
		Total expenses for this Fund are	has outperformed the benchmark
		higher than the peer group	index and peer group average
		median.	since inception in October 2008.

The Board noted that the
advisory and subadvisory fees
for the Fund had been reduced
effective May 3, 2010.

The Board also took into account
management’s discussion of the
Fund’s expenses, including the
advisory/subadvisory fee
structure. The Board noted that
the limited availability of some of
the sleeve strategies resulted in
higher subadvisory fees.

Blue Chip Growth	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board noted that although
	slightly outperformed in the	are equal to the peer group	the total expenses of the Fund
(T. Rowe Price Associates, Inc.)	one-year period and	median.	are slightly higher than the peer
	outperformed in the three-		group median, the overall
	year period.	Net management fees for this	performance of the Fund has
		Fund are modestly higher than	been favorable.
	Morningstar Category – The	the peer group median.
	Fund slightly outperformed		The Board took into account
	in the one-year period and	Total expenses for this Fund are	management’s discussion of
	outperformed in the three-	slightly higher than the peer	the Fund’s expenses, including
	year period.	group median.	the advisory/subadvisory fee
structure.

Capital Appreciation	Benchmark Index – The Fund	Subadvisory fees for this Trust	The Board took into account
(Jennison Associates LLC)	slightly underperformed in	are slightly higher than the peer	management’s discussion of the
	the one-year period, and	group median.	Fund’s more recent performance,
	outperformed in the three-year		including its strong recent
	period.	Net management fees for this	performance.
Fund are slightly higher than the
	Morningstar Category – The	peer group median.	The Board took into account
	Fund slightly underperformed		management’s discussion of the
	in the one-year period, and	Total expenses for this Fund are	Fund’s expenses, including the
	outperformed in the three-	equal to the peer group median.	advisory/subadvisory fee
	year period.		structure.

479

John Hancock Funds II

Appendix A

PORTFOLIO	Performance of Trust,		Other
(SUBADVISER)	as of March 31, 2010	Fees and Expenses	Comments

Core Bond	Benchmark Index – The Fund	Subadvisory fees for this Trust	The Board took into account
	outperformed in the one-	are modestly lower than the peer	management’s discussion of the
(Wells Capital Management,	year period, and modestly	group median.	Fund’s performance.
Incorporated)	outperformed in the three-
	year period.	Net management fees for this	The Board also noted the Fund’s
		Fund are higher than the peer	satisfactory performance during
	Morningstar Category – The	group median.	the year-to-date, and the recent
	Fund underperformed in		changes in the management team
	the one-year period, and	Total expenses for this Fund are	of the subadviser. The Board also
	outperformed in the three-	modestly higher than the peer	took into account management’s
	year period.	group median.	continued close monitoring of
the Fund’s performance.

The Board took into account
management’s discussion of the
Fund’s expenses, including the
advisory/subadvisory fee
structure.

Core Diversified Growth & Income	Benchmark Index – The Fund	No comparative subadvisory fee	The Trust commenced operations
	modestly outperformed in the	information available due to	on June 30, 2008 and has
(MFC Global Investment	one-year period.	limited peer group.	relatively limited performance
Management (U.S.))			history.
	Morningstar Category – The	Net management fees for this
	Fund slightly outperformed in	Fund are lower than the peer
	the one-year period.	group median.

Total expenses for this Fund
are lower than the peer group
median.

Core Fundamental Holdings	Benchmark Index – The Fund	No comparative subadvisory fee	The Fund commenced operations
	slightly outperformed in the	information available due to	on June 30, 2008 and has
(MFC Global Investment	one-year period.	limited peer group.	relatively limited performance
Management (U.S.))			history.
	Morningstar Category – The	Net management fees for this
	Fund slightly underperformed	Fund are lower than the peer
	in the one-year period.	group median.

Total expenses for this Fund
are lower than the peer group
median.

Core Global Diversification	Benchmark Index – The Fund	No comparative subadvisory fee	The Trust commenced operations
	outperformed in the one-	information available due to	on June 30, 2008 and has
(MFC Global Investment	year period, and modestly	limited peer group.	relatively limited performance
Management (U.S.))	underperformed in the three-		history.
	year period.	Net management fees for this
Fund are lower than the peer
	Morningstar Category – The	group median.
Fund outperformed in the
	one-year period, and slightly	Total expenses for this Fund
	underperformed in the three-	are lower than the peer group
	year period.	median.

480

John Hancock Funds II

Appendix A

PORTFOLIO	Performance of Trust,		Other
(SUBADVISER)	as of March 31, 2010	Fees and Expenses	Comments

Emerging Markets Value	Benchmark Index – The Trust	Subadvisory fees for this Trust
	outperformed in the one-year	are modestly lower than the peer
(Dimensional Fund Advisors)	period.	group median.

	Morningstar Category – The	Net management fees for this
	Trust outperformed in the	Trust are slightly lower than the
	one-year period.	peer group median.

Total expenses for this Trust are
modestly lower than the peer
group median.

Equity Income	Benchmark Index – The Fund	Subadvisory fees for the Fund	The Board noted that although
	slightly outperformed in the one-	are equal to the peer group	the total expenses of the Fund
(T. Rowe Price Associates, Inc.)	year period, and outperformed in	median.	are higher than the peer group
	the three-year period.		median, the overall performance
		Net management fees for this	of the Fund has been favorable.
	Morningstar Category – The	Fund are higher than the peer
	Fund modestly outperformed	group median.	The Board took into account
	in the one-year period, and		management’s discussion of
	outperformed in the three-	Total expenses for this Fund	the Fund’s expenses, including
	year period.	are higher than the peer group	the advisory/subadvisory fee
		median.	structure.

Floating Rate Income	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Fund commenced operations
	underperformed in the one-year	are equal to the peer group	December 31, 2007, and has
(Western Asset Management	period.	median.	limited performance. In
Company)			reviewing the Fund, the Board
	Morningstar Category – The	Net management fees for this	considered this limited
	Fund modestly underperformed	Fund are modestly higher	performance as well as market
	in the one-year period.	than the peer group median.	conditions during this period.

		Total expenses for this Fund	The Board noted the Fund’s
		are higher than the peer	favorable performance since
		group median.	inception.

The Board took into account
management’s discussion of the
Fund’s expenses, including the
advisory/subadvisory fee
structure.

481

John Hancock Funds II

Appendix A

PORTFOLIO	Performance of Trust,		Other
(SUBADVISER)	as of March 31, 2010	Fees and Expenses	Comments

Fundamental Value	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took into account
	modestly outperformed in the	are slightly higher than the peer	management’s discussion of the
(Davis Selected Advisors)	one-year period, and modestly	group median.	factors that contributed to the
	underperformed in the three-		Fund’s performance, including
	year period.	Net management fees for this	the subadviser’s investment style
		Fund are higher than the peer	and market conditions.
	Morningstar Category – The	group median.
	Fund modestly outperformed in		The Board noted the 3-year
	the one-year period, and slightly	Total expenses for this Fund are	performance was negatively
	underperformed in the three-	modestly higher than the peer	impacted by poor results in
	year period.	group median.	2008 when the equity markets
delivered extremely negative
returns.

The Board noted the
improvement in performance
that occurred in 2009 and the
favorable longer-term
performance of the comparably
managed retail fund.

The Board also took into account
management’s discussion of the
Fund’s expenses, including the
advisory/subadvisory fee
structure.

Global Agribusiness	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Fund commenced operations
	underperformed in the one-year	are equal to the peer group	January 1, 2009, and has limited
(MFC Global Investment	period.	median.	performance. In reviewing the
Management (U.S.)			Fund, the Board considered this
	Morningstar Category – The	Net management fees for this	limited performance as well as
	Fund underperformed in the	Fund are lower than the peer	market conditions during this
	one-year period.	group median.	period.

Total expenses for this Fund are
slightly lower than the peer
group median.

Global Bond	Benchmark Index – The Fund	The subadvisory fees for this	The Board noted that the
	outperformed in the one-	Fund are equal to the peer group	Fund’s recent performance
(Pacific Investment Management	year period, and modestly	median.	was acceptable compared to
Company)	underperformed in the three-		its benchmark index and
	year period.	Net management fees for this	Morningstar Category Average.
Fund are equal to the peer group
	Morningstar Category – The	median.
Fund outperformed in the
	one-year period, and slightly	Total expenses for this Fund are
	underperformed in the three-	equal to the peer group median.
year period.

482

John Hancock Funds II

Appendix A

PORTFOLIO	Performance of Trust,		Other
(SUBADVISER)	as of March 31, 2010	Fees and Expenses	Comments

Global Infrastructure	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Fund commenced operations
	modestly outperformed in the	are higher than the peer group	January 1, 2009, and has limited
(MFC Global Investment	one-year period.	median.	performance. In reviewing the
Management (U.S.)			Fund, the Board considered this
	Morningstar Category – The	Net management fees for this	limited performance.
	Fund outperformed in the	Fund are lower than the peer
	one-year period.	group median.	The Board also took into account
management’s discussion of the
		Total expenses for this Fund are	peer group and also noted the
		modestly higher than the peer	impact of the size of the Fund
		group median.	on expenses.

Global Timber	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Fund commenced operations
	slightly underperformed in the	are equal to the peer group	January 1, 2009, and has limited
(MFC Global Investment	one-year period.	median.	performance. In reviewing the
Management (U.S.)			Fund, the Board considered this
	Morningstar Category – The	Net management fees for this	limited performance as well as
	Fund outperformed in the	Fund are lower than the peer	market conditions during this
	one-year period.	group median.	period.

		Total expenses for this Fund are	The Board also took into account
		slightly higher than the peer	management’s discussion of the
		group median.	peer group and also noted the
impact of the size of the Fund
on expenses.

Global Real Estate	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took into account
	slightly underperformed in the	are modestly higher than the	management’s discussion of the
(Deutsche/RREEF)	one-year period, and slightly	peer group median.	factors that contributed to the
	underperformed in the three-		Fund’s performance, including
	year period.	Net management fees for this	the real estate market conditions
		Fund are higher than the peer	during this period. The Board
	Morningstar Category – The	group median.	also noted the Fund’s improved
	Fund slightly underperformed in		more recent performance.
	the one-year period, and slightly	Total expenses for this Fund are
	underperformed in the three-	modestly higher than the peer	The Board also took into account
	year period.	group median.	management’s discussion of the
Fund’s peer group, noting that
such peer group was relatively
small and contained funds with
varying geographical exposures.

The Board also noted
management’s discussion of
the Fund’s expenses, including
the advisory/subadvisory fee
structure and peer group.

483

John Hancock Funds II

Appendix A

PORTFOLIO	Performance of Trust,		Other
(SUBADVISER)	as of March 31, 2010	Fees and Expenses	Comments

Heritage	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board also took into
	underperformed in the one-year	are equal to the peer group	account the recent transition
(formerly, Vista)	period, and underperformed in	median.	to a similar but more
	the three-year period.		opportunistic investment style
(American Century Investment		Net management fees for this	and a concurrent reduction in
Management, Inc.)	Morningstar Category – The	Fund are modestly higher than	the advisory/subadvisory fee
	Fund underperformed in	the peer group median.	structure.
the one-year period, and
	underperformed in the three-	Total expenses for this Fund are	The Board took into account
	year period.	slightly higher than the peer	management’s discussion of the
		group median.	Fund’s expenses, including the
advisory/subadvisory fee
structure.

The Board also noted the recent
reduction in the advisory and
subadvisory fees effective
May 3, 2010.

High Income	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board noted that the Fund’s
	outperformed in the one-year	are modestly lower than the peer	performance in 2007 and
(MFC Global Investment	period, and underperformed in	group median.	2008 had been poor, however
Management (U.S.A.) Limited)	the three-year period.		the Fund had notably improved
		Net management fees for this	since that period.
	Morningstar Category – The	Fund are equal to the peer group
	Fund outperformed in the one-	median.	The Board took into account
	year period, and underperformed		management’s discussion of
	in the three-year period.	Total expenses for this Fund are	the Fund’s expenses, including
		slightly lower than the peer	the advisory/subadvisory fee
		group median.	structure.

High Yield	Benchmark Index – The Fund	Subadvisory fees for this Trust	The Board noted that Western
	modestly outperformed in the	are modestly lower than the peer	Asset Management Company
(Western Asset	one-year period, and slightly	group median.	assumed responsibility of the
Management Company)	underperformed in the three-		Fund in April 2006 and that
	year period.	Net management fees for this	performance prior to that date
		Fund are equal to the peer group	reflects that of the previous
	Morningstar Category – The	median.	subadviser.
Fund outperformed in the one-
	year period, and outperformed	Total expenses for this Fund are
	in the three-year period.	slightly lower than the peer
group median.

Index 500	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board noted that
	underperformed over the one-,	are lower than the peer group	performance of the Fund is
(MFC Global Investment	three-, and five-year periods.	median.	within the expected tracking
Management (U.S.A.) Limited)
	Morningstar Category – The	Net management fees for this	error guidelines gross of fees
	Fund underperformed average	Fund are higher than the peer	over all available time periods.
	over the one-, three-, and five-	group median.
	year periods.		The Board also noted the
		Total expenses for this Fund are	relatively small range among
		higher than the peer group	returns within the Fund’s peer
		median.	group.

The Board took into account
management’s discussion of
the Fund’s expenses, including
the advisory/sub-advisory fee
structure.

484

John Hancock Funds II

Appendix A

PORTFOLIO	Performance of Trust,		Other
(SUBADVISER)	as of March 31, 2010	Fees and Expenses	Comments

International Equity Index	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board noted that
	slightly underperformed in	are lower than the peer group	performance of the Fund is
(SSgA Funds Management, Inc.)	the one-year period, and	median.	within the expected tracking
	underperformed in the three-		error guidelines gross of fees
	year period.	Net management fees for this	over all available time periods.
Fund are higher than the peer
	Morningstar Category – The	group median.	The Board took into account
	Fund modestly outperformed		management’s discussion of
	in the one-year period, and	Total expenses for this Fund are	the Fund’s expenses, including
	outperformed in the three-	slightly higher than the peer	the advisory/subadvisory fee
	year period.	group median.	structure.

International Opportunities	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took into account
	slightly underperformed in the	are equal to the peer group	management’s discussion of the
(Marsico Capital Management, LLC)	one-year period, and slightly	median.	factors that contributed to the
	outperformed in the three-		Fund’s performance, including
	year period.	Net management fees for this	the subadviser’s investment style
		Fund are equal to the peer group	and current market conditions.
	Morningstar Category – The	median.
	Fund slightly underperformed in		The Board also took into account
	the one-year period, and slightly	Total expenses for this Fund are	the longer-term performance
	underperformed in the three-	slightly lower than the peer	history of the subadviser’s
	year period.	group median.	comparably managed retail fund.

International Small Cap	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board noted that a new
	modestly outperformed in	are modestly higher than the	lead portfolio manager assumed
(Templeton Investment	the one-year period, and	peer group median.	responsibility for the Fund in
Counsel, Inc.)	underperformed in the three-		March 2008 and, since that
	year period.	Net management fees for this	time, the Fund’s performance
		Fund are slightly higher than the	has improved.
	Morningstar Category – The	peer group median.
	Fund outperformed in the one-		The Board took into account
	year period, and outperformed	Total expenses for this Fund are	management’s discussion of
	in the three-year period.	slightly lower than the peer	the Fund’s expenses, including
		group median.	the advisory and subadvisory fee
structure.

International Small Company (DFA)	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took into account
	slightly underperformed in the	are lower than the peer group	management’s discussion of the
	one-year period, and modestly	median.	factors that contributed to the
	outperformed in the three-		Fund’s performance, including
	year period.	Net management fees for this	the subadviser’s investment style
		Fund are modestly higher than	and current market conditions.
	Morningstar Category – The	the peer group median.	The Board also noted the longer-
	Fund slightly underperformed		term performance history of
	in the one-year period, and	Total expenses for this Fund are	the subadviser’s comparable
	modestly underperformed in	slightly higher than the peer	mutual fund.
	the three-year period.	group median.
The Board took note of
management’s discussion of
the Fund’s expenses, including
the advisory/subadvisory
fee structure.

The Board noted that
management was proposing a
reduction in advisory and
subadvisory fees.

485

John Hancock Funds II

Appendix A

PORTFOLIO	Performance of Trust,		Other
(SUBADVISER)	as of March 31, 2010	Fees and Expenses	Comments

International Value	Benchmark Index – The Fund	Subadvisory fees for this Fund
	slightly outperformed in the one-	are modestly lower than the peer
(Templeton Investment	year period, and outperformed	group median.
Counsel, Inc.)	in the three-year period.
Net management fees for this
	Morningstar Category – The	Fund are equal to the peer group
	Fund slightly outperformed	median.
in the one-year period, and
	outperformed in the three-	Total expenses for this Fund are
	year period.	slightly lower than the peer
group median.

Investment Quality Bond	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took into account
	outperformed in the one-	are lower than the peer group	management’s discussion of the
(Wellington Management Company,	year period, and slightly	median.	Fund’s performance, including
LLP)	outperformed in the three-		the Fund’s outperformance
	year period.	Net management fees for this	relative to the peer group average
		Fund are modestly higher than	over the three-year period.
	Morningstar Category – The	the peer group median.
	Fund modestly underperformed		The Board took into account
	in the one-year period, and	Total expenses for this Fund are	management’s discussion of the
	outperformed in the three-	slightly higher than the peer	Fund’s expenses, including the
	year period.	group median.	advisory/subadvisory fee
structure.

Large Cap	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took into account
	modestly outperformed in	are modestly lower than the peer	management’s discussion of the
(UBS Global Asset Management)	the one-year period, and	group median.	Fund’s performance.
underperformed in the three-
	year period.	Net management fees for this	The Board noted the strong
		Fund are slightly higher than the	performance of the Fund over
	Morningstar Category – The	peer group median.	the one-year period. The Board
	Fund modestly outperformed		also took into account the
	in the one-year period, and	Total expenses for this Fund are	longer-term performance history
	underperformed in the three-	slightly lower than the peer	of the comparable mutual fund
	year period.	group median.	after which the Fund is modeled,
noting that it has outperformed
its peer group average over the
ten-year period.

The Board requested that
management continue to closely
monitor the Fund’s performance.

The Board took into account
management’s discussion of the
Trust’s expenses, including the
advisory and subadvisory fee
structures.

486

John Hancock Funds II

Appendix A

PORTFOLIO	Performance of Trust,		Other
(SUBADVISER)	as of March 31, 2010	Fees and Expenses	Comments

Large Cap Value	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took into account
	underperformed in the one- and	are slightly higher than the peer	management’s discussion of the
(BlackRock Investment	three-year periods.	group median.	Fund’s performance including the
Management, LLC)			factors contributing to the Fund’s
	Morningstar Category – The	Net management fees for this	recent underperformance.
	Fund underperformed in	Fund are modestly higher than
	the one- and three-year periods.	the peer group median.	The Board took into account the
longer-term performance history
		Total expenses for this Fund are	of the comparable mutual fund
		slightly higher than the peer	after which the Fund is modeled,
		group median.	noting that it has outperformed
its peer group average over the
ten-year period.

The Board requested that
management continue to closely
monitor the Fund’s performance.

The Board took into account
management’s discussion of the
Fund’s expenses, including the
advisory/subadvisory fee
structure.

Mid Cap Index	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board noted that
	slightly underperformed in	are lower than the peer group	performance is within expected
(MFC Global Investment	the one-year period, and	median.	tracking error guidelines gross
Management (U.S.A.) Limited)	underperformed in the three-		of fees over all available time
	year period.	Net management fees for this	periods.
Fund are modestly higher than
	Morningstar Category – The	the peer group median.	The Board also noted relatively
	Fund slightly outperformed		small range among returns
	in the one-year period, and	Total expenses for this Fund are	within the Fund’s peer group.
	outperformed in the three-	slightly higher than the peer
	year period.	group median.	The Board took into account
management’s discussion of
the Fund’s expenses, including
the advisory/sub-advisory
fee structure.

Mid Cap Stock	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took into account
	modestly underperformed in the	are equal to the peer group	management’s discussion of the
(Wellington Management	one-year period, and modestly	median.	Fund’s performance.
Company, LLP)	outperformed in the three-
	year period.	Net management fees for this	The Board also took into account
		Fund are modestly higher than	management’s discussion of
	Morningstar Category – The	the peer group median.	the Fund’s expenses, including
	Fund slightly underperformed		the advisory/subadvisory
	in the one-year period, and	Total expenses for this Fund are	fee structure.
	outperformed in the three-	slightly higher than the peer
	year period.	group median.

487

John Hancock Funds II

Appendix A

PORTFOLIO	Performance of Trust,		Other
(SUBADVISER)	as of March 31, 2010	Fees and Expenses	Comments

Mid Cap Value Equity	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took into account
	slightly underperformed in	are slightly higher than the peer	management’s discussion of
(Riversource)	the one-year period, and	group median.	the Fund’s expenses, including
	outperformed in the three-		the advisory/subadvisory
	year period.	Net management fees for this	fee structure.
Fund are slightly higher than the
	Morningstar Category – The	peer group median.	The Board took into account
	Fund slightly outperformed in		management’s discussion of the
	the one-year period, and slightly	Total expenses for this Fund are	Fund’s performance.
	underperformed in the three-	slightly higher than the peer
	year period.	group median.

Mid Value	Benchmark Index – The Fund	The subadvisory fees for this	The Trust commenced operations
	slightly underperformed in the	Fund are modestly higher than	on January 2, 2009 and has
(T. Rowe Price Associates, Inc.)	one-year period.	the peer group median.	relatively limited performance
history.
	Morningstar Category – The	Net management fees for this
	Fund slightly outperformed in	Fund are higher than the peer	The Board took into account
	the one-year period.	group median.	management’s discussion of
the Fund’s expenses, including
		Total expenses for this Fund are	the advisory/subadvisory fee
		higher than the peer group	structure.
median.

Natural Resources	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took into account
	slightly outperformed in the one-	are slightly higher than the peer	management’s discussion of the
(Wellington Management	year period, and outperformed in	group median.	Fund’s performance.
Company, LLP)	the three-year period.
		Net management fees for this	The Board also took into account
	Morningstar Category – The	Fund are slightly higher than the	management’s discussion of
	Fund slightly outperformed	peer group median.	the Fund’s expenses, including
	in the one-year period, and		the advisory/subadvisory
	slightly underperformed in	Total expenses for this Fund are	fee structure.
	the three-year period.	slightly higher than the peer
		group median.	The Board also noted that the
advisory and subadvisory fees
for the Trust had been reduced
effective May 3, 2010.

Optimized Value	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took into account
	slightly underperformed in	are modestly lower than the peer	management’s discussion of the
(MFC Global Investment	the one-year period, and	group median.	factors that contributed to the
Management (U.S.A.) Limited)	underperformed in the three-		Fund’s performance, including
	year period.	Net management fees for this	the subadviser’s quantitative
		Fund are slightly lower than the	investment style and current
	Morningstar Category – The	peer group median.	market conditions. The Board
	Fund slightly outperformed		also took into account the
	in the one-year period, and	Total expenses for this Fund are	subadviser’s consistent long-
	underperformed in the three-	slightly lower than the peer	term performance.
	year period.	group median.
The Board requested that
management continue to closely
monitor performance.

The Board took into account
the consistent longer term
performance of the JHT
Optimized Value Trust, which
is managed in a similar style to
the Fund.

488

John Hancock Funds II

Appendix A

PORTFOLIO	Performance of Trust,		Other
(SUBADVISER)	as of March 31, 2010	Fees and Expenses	Comments

Real Estate Equity	Benchmark Index – The Fund	The subadvisory fees for this	The Board noted that although
	slightly outperformed in the	Fund are slightly lower than the	the net management fees for the
(T. Rowe Price, Inc.)	one-year period, and slightly	peer group median.	Fund are slightly higher than the
	underperformed in the three-		peer group median, the Fund’s
	year period.	Net management fees for this	performance was acceptable.
Fund are slightly higher than the
	Morningstar Category – The	peer group median.	The Board took into account
	Fund modestly outperformed in		management’s discussion of
	the one-year period, and slightly	Total expenses for this Fund are	the Fund’s expenses, including
	underperformed in the three-	slightly lower than the peer	the advisory/subadvisory fee
	year period.	group median.	structure.

The Board took into account
management’s discussion of the
Fund’s performance.

Real Estate Securities	Benchmark Index – The Fund	Subadvisory fees for this Fund
	slightly underperformed in the	are lower than the peer group
(Deutsche Asset Management, Inc.)	one-year period, and slightly	median.
outperformed in the three-
	year period.	Net management fees for this
Fund are modestly lower than
	Morningstar Category – The	the peer group median.
Fund slightly outperformed in
	the one-year period, and slightly	Total expenses for this Fund are
	outperformed in the three-	modestly lower than the peer
	year period.	group median.

Real Return Bond	Benchmark Index – The Fund	The subadvisory fees for this	The Board noted that although
	outperformed in the one-	Fund are equal to the peer group	the total expenses of the Fund
(Pacific Investment	year period, and modestly	median.	are higher than the peer group
Management Company)	outperformed in the three-		median, the overall performance
	year period.	Net management fees for this	of the Fund has been favorable.
Fund are higher than the peer
	Morningstar Category – The	group median.	The Board took into account
	Fund outperformed in the one-		management’s discussion of the
	year period, and outperformed	Total expenses for this Fund are	Fund’s expenses, including the
	in the three-year period.	higher than the peer group	advisory/subadvisory fee
		median.	structure.

Short Term Government Income	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Fund commenced operations
	outperformed in the one-year	are modestly lower than the peer	January 1, 2009, and has limited
MFC Global Investment	period.	group median.	performance. In reviewing the
Management (U.S.A.) Limited			Fund, the Board considered this
	Morningstar Category – The	Net management fees for this	limited performance as well as
	Fund underperformed in the	Fund are equal to the peer group	market conditions during this
	one-year period.	median.	period.

Total expenses for the Fund are
equal to the peer group median.

489

John Hancock Funds II

Appendix A

PORTFOLIO	Performance of Trust,		Other
(SUBADVISER)	as of March 31, 2010	Fees and Expenses	Comments

Small Cap Growth	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took into
	slightly outperformed in the	are slightly higher than the peer	consideration the limited
(Wellington Management	one-year period.	group median.	performance record of the Fund.
Company, LLP)
	Morningstar Category – The	Net management fees for this	The Board took into account
	Fund slightly outperformed in	Fund are higher than the peer	management’s discussion of the
	the one-year period.	group median.	Fund’s expenses, including the
advisory/subadvisory fee
		Total expenses for this Fund are	structure.
higher than the peer group
median.

Small Cap Index	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board noted that
	slightly underperformed in	are lower than the peer group	performance is within expected
(MFC Global Investment	the one-year period, slightly	median.	tracking error guidelines gross
Management (U.S.A.) Limited)	underperformed in the three-		of fees over all available time
	year period, and modestly	Net management fees for this	periods.
	underperformed in the five-	Fund are higher than the peer
	year period.	group median.	The Board took into account
management’s discussion of
	Morningstar Category – The	Total expenses for this Fund are	the Fund’s expenses, including
	Fund slightly underperformed	modestly higher than the peer	the advisory/subadvisory fee
	in the one-year period, slightly	group median.	structure.
outperformed in the three-
year period, and slightly
outperformed in the five-
year period.

Small Cap Opportunities	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board noted that the Fund’s
	modestly outperformed in	are slightly lower than the peer	long-term performance reflects
(Invesco Advisors,	the one-year period, and	group median.	the performance of the previous
Dimensional Fund Advisors)	underperformed in the three-		subadviser.
	year period.	Net management fees for this
		Fund are slightly higher than the	The Board took into
	Morningstar Category – The	peer group median.	account the steps taken by
	Fund slightly outperformed		management to address the
	in the one-year period, and	Total expenses for this Fund are	Fund’s underperformance.
	underperformed in the three-	slightly higher than the peer	Specifically, the Board noted
	year period.	group median.	that the previous subadviser was
replaced by two new subadvisers
during 2008 and considered
the Trust’s performance since the
implementation of the subadviser
change.

The Board took into account
management’s discussion of
the Fund’s expenses, including
the advisory/subadvisory fee
structure.

490

John Hancock Funds II

Appendix A

PORTFOLIO	Performance of Trust,		Other
(SUBADVISER)	as of March 31, 2010	Fees and Expenses	Comments

Small Cap Value	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took into performance
	slightly outperformed in the	are slightly higher than the peer	record of the Fund.
(Wellington Management	one-year period.	group median.
Company, LLP)			The Board took into account
	Morningstar Category – The	Net management fees for this	management’s discussion of the
	Fund slightly underperformed	Fund are higher than the peer	Trust’s more recent performance.
	in the one-year period.	group median.
The Board also took into account
		Total expenses for this Fund are	management’s discussion of the
		higher than the peer group	Fund’s expenses, including
		median.	the advisory/subadvisory fee
structure.

The Board noted that the
advisory and subadvisory fees
of the Fund had been reduced
effective May 3, 2010.

Small Company Growth	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took into account
	modestly underperformed in the	are higher than the peer group	management’s discussion of the
(Invesco Advisors, Inc.)	one-year period, and slightly	median.	factors that contributed to the
	underperformed in the three-		Fund’s more recent performance,
	year period.	Net management fees for this	including the subadviser’s
		Fund are higher than the peer	investment style and recent
	Morningstar Category – The	group median.	market conditions.
Fund modestly underperformed
	in the one-year period, and	Total expenses for this Fund are	The Board also took into account
	outperformed in the three-	modestly higher than the peer	the strength of the Fund’s 3-year
	year period.	group median.	performance.

The Board took into account
management’s discussion of
the Fund’s expenses, including
the advisory/subadvisory fee
structure.

Small Company Value	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board noted that although
	slightly underperformed in	are equal to the peer group	the total expenses of the Fund
(T. Rowe Price Associates, Inc.)	the one-year period, and	median.	are modestly higher than the
	outperformed in the three-		peer group median, the overall
	year period.	Net management fees for this	performance of the Fund has
		Fund are higher than the peer	been favorable.
	Morningstar Category – The	group median.
	Fund modestly underperformed		The Board took into account
	in the one-year period, and	Total expenses for this Fund are	management’s discussion of
	outperformed in the three-	modestly higher than the peer	the Fund’s expenses, including
	year period.	group median.	the advisory/subadvisory fee
structure.

The Board took into account
management’s discussion of the
Fund’s more recent performance.

491

John Hancock Funds II

Appendix A

PORTFOLIO	Performance of Trust,		Other
(SUBADVISER)	as of March 31, 2010	Fees and Expenses	Comments

Smaller Company Growth	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Fund commenced operations
	modestly underperformed in the	are slightly higher than the peer	October 7, 2008, and has limited
	one-year period.	group median.	performance. In reviewing the
Fund, the Board considered this
	Morningstar Category – The	Net management fees for this	limited performance as well as
	Fund modestly underperformed	Fund are modestly higher than	market conditions during this
	in the one-year period.	the peer group median.	period and also noted the Fund’s
strong more recent performance.
Total expenses for this Fund are
		higher than the peer group	The Board also took into account
		median.	management’s discussion of the
Fund’s expenses, including the
advisory/subadvisory fee
structure, and the impact of
the size of the Fund on Fund
expenses.

Spectrum Income	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board noted that although
	outperformed in the one-	are slightly lower than the peer	the total expenses of the Fund
(T. Rowe Price Associates, Inc.)	year period, and slightly	group median.	are higher than the peer group
	underperformed in the three-		median and the Fund modestly
	year period.	Net management fees for this	underperformed its peer group
		Fund are higher than the peer	in the one-year period, the Fund
	Morningstar Category – The	group median.	outperformed in benchmark
	Fund modestly underperformed		index in the one-year period
	in the one-year period, and	Total expenses for this Fund are	and modestly outperformed its
	modestly outperformed in the	higher than the peer group	benchmark index in the three-
	three-year period.	median.	year period.

The Board took into account
management’s discussion of
the Fund’s expenses, including
the advisory/subadvisory
fee structure.

Strategic Bond	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took into account
	outperformed in the one-year	are modestly lower than the peer	management’s discussion of the
(Western Asset	period, and underperformed in	group median.	factors that contributed to the
Management Company)	the three-year period.		Fund’s performance, including
		Net management fees for this	the subadviser’s investment style.
	Morningstar Category – The	Fund are modestly higher than
	Fund slightly underperformed	the peer group median.	The Board also noted that
	in the one-year period, and		Western Asset Management
	underperformed in the three-	Total expenses for this Fund are	Company assumed responsibility
	year period.	slightly higher than the peer	of the Fund in April 2006 and
		group median.	that performance prior to that
date reflects that of the previous
subadviser.

The Board took into account
management’s discussion of the
Fund’s expenses, including the
advisory/subadvisory fee
structure.

The Board took into account the
proposed plans with respect to
the Fund in that management
would be proposing at the June
2010 meeting that the Fund be
liquidated.

492

John Hancock Funds II

Appendix A

PORTFOLIO	Performance of Trust,		Other
(SUBADVISER)	as of March 31, 2010	Fees and Expenses	Comments

Strategic Income Opportunities	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board noted that although
	outperformed in the one-, and	are slightly lower than the peer	the total expenses of the Fund
(formerly, Strategic Income)	three-year periods.	group median.	are higher than the peer group
median, the higher total expenses
(MFC Global Investment	Morningstar Category – The	Net management fees for this	were due in part to certain
Management (U.S.))	Fund modestly outperformed	Fund are higher than the peer	nonrecurring expenses during
	in the one-year period, and	group median.	2009 and the overall
	outperformed in the three	Total expenses for this Fund are	performance of the Fund has
	year period.	higher than the peer group	been favorable.
median.
The Board took into account
management’s discussion of
the Fund’s expenses, including
the advisory/subadvisory fee
structure.

Total Bond Market	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took into account
	modestly underperformed in the	are equal to the peer group	management’s discussion of the
(Declaration Management &	one-year period, and slightly	median.	Fund’s performance.
Research LLC)	underperformed in the three-
	year period.	Net management fees for this	The Board took into account
		Fund are higher than the peer	management’s discussion of
	Morningstar Category – The	group median.	the Fund’s expenses, including
	Fund underperformed in the		the advisory/subadvisory fee
	one-year period, and modestly	Total expenses for this Fund are	structure and the relatively small
	outperformed in the three-	modestly higher than the peer	size of the peer group.
	year period.	group median
The Board noted that
performance is within expected
tracking error guidelines gross
of fees over all available time
periods.

Total Return	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board noted that although
	outperformed in the one-year	are equal to the peer group	the Fund’s total expenses are
(Pacific Investment	period, and outperformed in the	median.	modestly higher than the peer
Management Company)	three-year period.		group median, the Fund’s overall
		Net management fees for this	performance has been favorable.
	Morningstar Category – The	Fund are higher than the peer
	Fund modestly outperformed	group median.	The Board took into account
	in the one-year period, and		management’s discussion of
	outperformed in the three-	Total expenses for this Fund are	the Fund’s expenses, including
	year period.	modestly higher than the peer	the advisory/subadvisory
		group median.	fee structure.

U.S. High Yield Bond	Benchmark Index – The Fund	No comparative subadvisory fee	The Board took into account
	underperformed in the one-	information available due to	management’s discussion of
(Wells Capital Management,	year period, and slightly	limited peer group.	the Fund’s expenses, including
Incorporated)	outperformed in the three-		the advisory/subadvisory fee
	year period.	Net management fees for this	structure.
Fund are slightly higher than the
	Morningstar Category – The	peer group median.	The Board took into account
	Fund modestly underperformed		management’s discussion of the
	in the one-year period, and	Total expenses for this Fund are	Fund’s more recent performance.
	outperformed in the three-	slightly lower than the peer
	year period.	group median.

493

John Hancock Funds II

Appendix A

PORTFOLIO	Performance of Trust,		Other
(SUBADVISER)	as of March 31, 2010	Fees and Expenses	Comments

U.S. Multi Sector	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took into account
	underperformed in the one-year	are equal to the peer group	management’s discussion of the
(Grantham, Mayo, Van Otterloo &	period, and outperformed in the	median.	factors that contributed to the
Co., LLC)	three-year period.		Fund’s more recent performance,
		Net management fees for this	including the subadviser’s
	Morningstar Category – The	Fund are slightly higher than the	investment style and current
	Fund underperformed in	peer group median.	market conditions. The Board
	the one-year period, and		also noted the longer-term
	outperformed in the three-	Total expenses for this Fund are	performance history of the
	year period.	slightly higher than the peer	subadviser’s comparably managed
		group median.	institutional fund.

The Board also requested that
management continue to closely
monitor the Fund’s performance.

The Board also took into account
management’s discussion of the
Fund’s expenses, including the
advisory/subadvisory fee
structure.

Value	Benchmark Index – The Fund	Subadvisory fees for this Fund
	slightly underperformed in	are lower than the peer group
(Van Kampen)	the one-year period, and	median.
outperformed in the three-
	year period.	Net management fees for this
Fund are slightly lower than the
	Morningstar Category – The	peer group median.
Fund slightly outperformed
	in the one-year period, and	Total expenses for this Fund are
	outperformed in the three-	slightly lower than the peer
	year period.	group median.

Value & Restructuring	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took note of
	outperformed in the one-	are modestly higher than the	management’s discussion of
(Columbia)	year period, and modestly	peer group median.	the Fund’s expenses, including
	underperformed in the three-		the advisory/subadvisory fee
	year period.	Net management fees for this	structure.
Fund are modestly higher than
	Morningstar Category – The	the peer group median.
Fund outperformed in the
	one-year period, and modestly	Total expenses for this Fund are
	outperformed in the three-	slightly higher than the peer
	year period.	group median.

494

John Hancock Funds II

Appendix A

Comparable Trust/Fund
Trust/Fund	Performance as of	Estimated Fees and Expenses
(Subadviser)	December 31, 2009	as of December 31, 2009	Other Comments

JHF II Mid Cap Value Index	SSgA has had favorable	Advisory fees for this Fund were	The Board took into account
	performance in managing style-	higher than its peer group	management’s discussion of the
(SSgA)	focused index mandates in	median.	advisory fee structure.
multiple asset classes.
Subadvisory fees for this Fund
were lower than its peer group
median.

JHF II Mid Cap Growth Index	SSgA has had favorable	Advisory fees for this Fund were	The Board took into account
	performance in managing style-	higher than its peer group	management’s discussion of the
(SSgA)	focused index mandates in	median.	advisory fee structure.
multiple asset classes.
Subadvisory fees for this Fund
were lower than its peer group
median.

495

John Hancock Funds II

Trustees and Officers Information

This chart provides information about the Trustees and Officers of John Hancock Funds II who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES

Principal Occupation(s) and
Name, Year of Birth	Position with the Trust[1]	Other Directorships During Past Five Years

Charles L. Bardelis	Trustee	Director, Island Commuter Corp. (Marine Transport).
Born: 1941	(since 2005)	Trustee of John Hancock Trust (since 1988); John Hancock Funds II
(since 2005) and former Trustee of John Hancock Funds III (2005-
2006).

Peter S. Burgess	Trustee	Consultant (financial, accounting and auditing matters) (since 1999);
Born: 1942	(since 2005)	Certified Public Accountant. Partner, Arthur Andersen (independent public accounting firm) (prior to 1999).
Director of the following publicly traded companies: PMA Capital
Corporation (since 2004) and Lincoln Educational Services Corporation
(since 2004).
Trustee of John Hancock Trust (since 2005), John Hancock Funds II
(since 2005), and former Trustee of John Hancock Funds III (2005-
2006).

Theron S. Hoffman	Trustee	Chief Executive Officer, T. Hoffman Associates, LLC (since 2003);
Born: 1947	(since 2008)	Director, The Todd Organization (since 2003); President, Westport
Resources Management (2006-2008); Partner/Operating Head &
Senior Managing Director, Putnam Investments (2000-2003);
Executive Vice President, Thomson Corp. (1997-2000) (financial information publishing). Trustee of John Hancock Trust (since 2008)
and John Hancock Funds II (since 2008).

Hassell H. McClellan	Trustee	Associate Professor, The Graduate School of The Wallace E. Carroll
Born: 1945	(since 2005)	School of Management, Boston College (since 1984).
Trustee of John Hancock Trust (since 2005), John Hancock Funds II
(since 2005) and Trustee of Phoenix Edge Series Funds (since 2008).

James M. Oates	Chairman	Managing Director, Wydown Group (financial consulting firm) (since
Born: 1946	(since 2005)	1994); Chairman, Emerson Investment Management, Inc. (since
	Trustee	2000); Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital
	(since 2005)	Markets, Inc.) (financial services company) (since 1997)
(Independent Chairman, 1997-2006).
Director of the following publicly traded companies: Stifel Financial
(since 1996); Investor Financial Services Corporation (1995-2007);
and Connecticut River Bancorp (since 1998); Director of the
following Mutual Funds: Phoenix Mutual Funds (1988-2008);
Virtus Funds (since 2008); and Emerson Investment Management
(since 2000).
Chairman of the Boards of John Hancock Trust and John Hancock
Funds II (since 2005).
Trustee of John Hancock Trust (since 2004), John Hancock Funds II
(since 2005) and former Trustee of John Hancock Funds III (2005-
2006).

Steven M. Roberts	Trustee	Board of Governors Deputy Director Division of Banking Supervision
Born: 1944	(since 2008)	and Regulation, Federal Reserve System (2005-2008); Partner,
KPMG (1987-2004).
Trustee of John Hancock Trust (since 2008) and John Hancock
Funds II (since September 2008).

1 Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.

496

John Hancock Funds II

Trustees and Officers Information

NON-INDEPENDENT TRUSTEES[1,2]

Principal Occupation(s) and
Name, Year of Birth	Position with the Trust	Other Directorships During Past Five Years

James R. Boyle[3]	Trustee	Senior Executive Vice President, John Hancock Financial Services
Born: 1959	(since 2005)	(since 1999, including prior positions); Chairman and Director,
John Hancock Advisers, LLC, John Hancock Funds, LLC, and
John Hancock Investment Management Services, LLC (2005-2010);
Trustee, John Hancock Trust (since 2005), John Hancock Funds II
(since 2005), and John Hancock retail funds (2005-2010).

Grace K. Fey[4]	Trustee	Chief Executive Officer, Grace Fey Advisors (since 2007); Director &
Born: 1946	(since 2008)	Executive Vice President, Frontier Capital Management Company
(1988-2007); Director, Fiduciary Trust (since 2009).
Trustee of John Hancock Trust (since 2008) and John Hancock
Funds II (since 2008).

1 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.
2 Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.
3 Mr. Boyle is an “interested person” (as defined in the 1940 Act) due to his position with Manulife Financial Corporation (or its affiliates), the ultimate parent of the Adviser.
4 Ms. Fey is an “interested person” (as defined by the 1940 Act) due to a deferred compensation arrangement with her former employer, Frontier Capital Management Company, which is a subadviser of certain funds of John Hancock Funds II and John Hancock Trust.

OFFICERS OF THE TRUST

Principal Occupation(s) and
Name, Year of Birth	Position with the Trust	Other Directorships During Past Five Years

Hugh McHaffie	President	Executive Vice President, John Hancock Financial Services (since
Born: 1959	(since 2009)	2006, including prior positions); Chairman and Director, John
Hancock Investment Management Services, LLC, John Hancock
Advisers, LLC and John Hancock Funds, LLC (since 2010); Non-
Independent Trustee, John Hancock retail funds (since 2010);
President, John Hancock Trust and John Hancock Funds II (since
2009); Senior Vice President, Individual Business Product
Management, MetLife, Inc. (1999-2006).

Thomas M. Kinzler	Secretary and Chief Legal Officer	Vice President, John Hancock Financial Services (since 2006);
Born: 1955	(since 2006)	Secretary and Chief Legal Officer, John Hancock retail funds, John
Hancock Funds II and John Hancock Trust (since 2006); Secretary and Chief Legal Counsel, John Hancock Advisers, LLC, John
Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Vice President and Associate General
Counsel, Massachusetts Mutual Life Insurance Company (1999-
2006); Secretary and Chief Legal Counsel, MML Series Investment
Fund (2000-2006); Secretary and Chief Legal Counsel, MassMutual
Select Funds and MassMutual Premier Funds (2004-2006).

Francis V. Knox, Jr.	Chief Compliance Officer	Vice President, John Hancock Financial Services (since 2005);
Born: 1947	(since 2005)	Chief Compliance Officer, John Hancock retail funds, John Hancock
Funds II, John Hancock Trust, Chief Compliance Officer, John
Hancock Advisers, LLC and John Hancock Investment Management
Services, LLC (since 2005); Vice President and Chief Compliance
Officer, MFC Global Investment Management (U.S.), LLC (2005-
2008).

497

John Hancock Funds II

Trustees and Officers Information

Principal Occupation(s) and
Name, Year of Birth	Position with the Trust	Other Directorships During Past Five Years

Michael J. Leary	Treasurer	Assistant Vice President, John Hancock Financial Services (since
Born: 1965	(since 2009)	2007); Treasurer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (since 2009); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services,
LLC (since 2007); Assistant Treasurer, John Hancock retail funds,
John Hancock Funds II and John Hancock Trust (2007-2009);
Vice President and Director of Fund Administration, JP Morgan
(2004-2007).

Charles A. Rizzo	Chief Financial Officer	Vice President, John Hancock Financial Services (since 2008); Chief
Born: 1957	(since 2007)	Financial Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (since 2007); Senior Vice President, John
Hancock Advisers, LLC and John Hancock Investment Management
Services, LLC (since 2008); Assistant Treasurer, Goldman Sachs
Mutual Fund Complex (2005-2007); Vice President, Goldman Sachs
(2005-2007); Managing Director and Treasurer, Scudder Funds,
Deutsche Asset Management (2003-2005).

John G. Vrysen	Chief Operating Officer	Senior Vice President, John Hancock Financial Services (since 2006);
Born: 1955	(since 2005)	Director, Executive Vice President and Chief Operating Officer, John
Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief
Operating Officer, John Hancock Funds II and John Hancock Trust
(since 2007); Chief Operating Officer, John Hancock retail funds
(until 2009); Trustee, John Hancock retail funds (since 2009).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Funds includes additional information about members of the Board of Trustees of the Funds and is available without charge, upon request, by calling 1-800-225-5291.

498

John Hancock Funds II

For More Information

PROXY VOTING POLICY A description of the Trust’s proxy voting policies and procedures and information regarding how the Trust voted proxies relating to fund securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-344-1029 or on the Trust’s Web site at www.jhfunds.com or on the SEC Web site at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St., N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

The report is under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

499

Management of the Trust

Trustees
James M. Oates, Chairman
James R. Boyle†
Grace K. Fey†
Charles L. Bardelis*
Peter S. Burgess*
Theron S. Hoffman
Hassell H. McClellan
Steven M. Roberts*
* Member of the Audit Committee
† Non-Independent Trustee

Officers
Hugh McHaffie, President
Thomas M. Kinzler, Secretary and Chief Legal Officer
Francis V. Knox, Jr., Chief Compliance Officer
Michael J. Leary, Treasurer
Charles A Rizzo, Chief Financial Officer
John G. Vrysen, Chief Operating Officer

Investment Adviser
John Hancock Investment Management Services, LLC
Boston, Massachusetts

JHF20A	8/10
10/10

ITEM 2. CODE OF ETHICS.

(a) As of the end of the fiscal year August 31, 2010 the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(b)Not applicable

(c)Not applicable

(d)Not applicable

(e)Not applicable

(f)(1) A copy of the Code of Ethics is attached hereto.

John Hancock Trust

John Hancock Funds

John Hancock Funds II

John Hancock Funds III

Sarbanes-Oxley Code of Ethics

for

Principal Executive, Principal Financial Officers & Treasurer

I.                   Covered Officers/Purpose of the Code

This code of ethics (this “Code”) for John Hancock Trust, John Hancock Funds[1], John Hancock Funds II and John Hancock Funds III, each a registered management investment company under the Investment Company Act of 1940, as amended (“1940 Act”), which may issue shares in separate and distinct series (each investment company and series thereunder to be hereinafter referred to as a “Fund”), applies to each Fund’s Principal Executive Officer (“President”), Principal Financial Officer (“Chief Financial Officer”) and Treasurer (“Treasurer”) (the “Covered Officers” as set forth in Exhibit A) for the purpose of promoting:

⇒      honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

⇒      full, fair, accurate, timely and understandable disclosure in reports and documents that the Fund files with, or submits to, the Securities and Exchange Commission (“SEC”) and in other public communications made by the Fund;

⇒      compliance with applicable laws and governmental rules and regulations;

⇒      the prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

⇒      accountability for adherence to the Code.

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Each of the Covered Officers should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II.                Covered Officers Should Handle Ethically Actual and Apparent Conflicts of Interest

Overview

A “conflict of interest” occurs when a Covered Officer’s private interest interferes with the interests of, or his service to, the Fund.  For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund. Certain conflicts of interest arise out of the relationships between the Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940, as amended (the “Investment Company Act”) and the Investment Advisers Act of 1940, as amended (the “Investment Advisers Act”). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as “affiliated persons” of the Fund. Each of the Covered Officers is an officer or employee of the investment adviser or a service provider (“Service Provider”) to the Fund. The Fund’s, the investment adviser’s and the Service Provider’s compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between the Fund and the investment adviser and the Service Provider of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund, for the investment adviser or for the Service Provider), be involved in establishing policies and implementing decisions which will have different effects on the investment adviser, the Service Provider and the Fund. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and the Service Provider and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if such participation is performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, it will be deemed to have been handled ethically. In addition, it is recognized by the Fund’s Board of Trustees/Directors (the “Board”) that the Covered Officers may also be officers or employees of one or more other investment companies covered by other Codes.

Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but the Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of an Covered Officer should not be placed improperly before the interest of the Fund.

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Each Covered Officer must:

⇒      not use his/her personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally to the detriment of the Fund;

⇒      not cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than for the benefit of the Fund; and

⇒      not use material non-public knowledge of portfolio transactions made or contemplated for the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

Additionally, conflicts of interest may arise in other situations, the propriety of which may be discussed, if material, with the Fund’s Chief Compliance Officer (“CCO”).  Examples of these include:

⇒      service as a director/trustee on the board of any public or private company;

⇒      the receipt of any non-nominal gifts;

⇒      the receipt of any entertainment from any company with which the Fund has current or prospective business dealings unless such entertainment is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety (or other formulation as the Fund already uses in another code of conduct);

⇒      any ownership interest in, or any consulting or employment relationship with, any of the Fund’s service providers, other than its investment adviser, any sub-adviser, principal underwriter, administrator or any affiliated person thereof; and

⇒      a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer’s employment, such as compensation or equity ownership.

III.             Disclosure & Compliance

⇒      Each Covered Officer should familiarize himself or herself with the disclosure requirements generally applicable to the Fund;

⇒      Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund’s directors and auditors, and to governmental regulators and self-regulatory organizations;

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⇒      Each Covered Officer should, to the extent appropriate within his/her area of responsibility, consult with other officers and employees of the Fund and the Fund’s adviser or any sub-adviser with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Fund files with, or submits to, the SEC and in other public communications made by the Fund; and

⇒      It is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.              Reporting & Accountability

Each Covered Officer must:

⇒      upon adoption of the Code (or thereafter as applicable, upon becoming an Covered Officer), affirm in writing to the Fund’s CCO that he/she has received, read, and understands the Code;

⇒      annually thereafter affirm to the Fund’s CCO that he/she has complied with the requirements of the Code;

⇒      not retaliate against any employee or Covered Officer or their affiliated persons for reports of potential violations that are made in good faith;

⇒      notify the Fund’s CCO promptly if he/she knows of any violation of this Code (Note: failure to do so is itself a violation of this Code); and

⇒      report at least annually any change in his/her affiliations from the prior year.

The Fund’s CCO is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation.  However, any approvals or waivers sought by the Principal Executive Officer will be considered by the Fund’s Board or the Compliance Committee thereof (the “Committee”).

The Fund will follow these procedures in investigating and enforcing this Code:

⇒      the Fund’s CCO will take all appropriate action to investigate any potential violations reported to him/her;

⇒      if, after such investigation, the CCO believes that no violation has occurred, the CCO is not required to take any further action;

⇒      any matter that the CCO believes is a violation will be reported to the Board or, if applicable, Compliance Committee;

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⇒      if the Board or, if applicable, Compliance Committee concurs that a violation has occurred, the Board, either upon its determination of a violation or upon recommendation of the Compliance Committee, if applicable, will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the Service Provider or the investment adviser or its board; or a recommendation to dismiss the Registrant’s Executive Officer;

⇒      the Board, or if applicable the Compliance Committee, will be responsible for granting waivers, as appropriate; and

⇒      any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.                 Other Policies & Procedures

This Code shall be the sole code of ethics adopted by the Fund for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Fund, the Fund’s adviser, any sub-adviser, principal underwriter or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The Fund’s and its investment adviser’s codes of ethics under Rule 204A-1 under the Investment Advisers Act and Rule 17j-1 under the Investment Company Act, respectively, are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI.              Amendments

Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the Fund’s Board, including a majority of independent directors.

VII.           Confidentiality

All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Fund’s Board and its counsel, the investment adviser and the relevant Service Providers.

VIII.        Internal Use

The Code is intended solely for the internal use by the Fund and does not constitute an admission, by or on behalf of the Fund, as to any fact, circumstance, or legal conclusion.

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Exhibit A

Persons Covered by this Code of Ethics

(As of September 2010)

John Hancock Trust

⇒      Principal Executive Officer and President – Hugh McHaffie

⇒      Principal Financial Officer and Chief Financial Officer – Charles Rizzo

⇒      Treasurer  – Michael J. Leary

John Hancock Funds

⇒      Principal Executive Officer and President – Keith Hartstein

⇒      Principal Financial Officer and Chief Financial Officer – Charles Rizzo

⇒      Treasurer  – Salvatore Schiavone

John Hancock Funds II

⇒      Principal Executive Officer and President – Hugh McHaffie

⇒      Principal Financial Officer and Chief Financial Officer – Charles Rizzo

⇒      Treasurer  – Michael J. Leary

John Hancock Funds III

⇒      Principal Executive Officer and President – Keith Hartstein

⇒      Principal Financial Officer and Chief Financial Officer – Charles Rizzo

⇒      Treasurer  – Salvatore Schiavone

[1] John Hancock Funds includes the following trusts: John Hancock Bank and Thrift Opportunity Fund; John Hancock Bond Trust; John Hancock California Tax-Free Income Fund; John Hancock Capital Series; John Hancock Current Interest; John Hancock Equity Trust; John Hancock Income Securities Trust; John Hancock Investment Trust; John Hancock Investment Trust II; John Hancock Investment Trust III; John Hancock Investors Trust; John Hancock Municipal Securities Trust; John Hancock Patriot Premium Dividend Fund II; Trust; John Hancock Preferred Income Fund; John Hancock Preferred Income Fund II; John Hancock Preferred Income Fund III; John Hancock Series Trust; John Hancock Sovereign Bond Fund; John Hancock Strategic Series; John Hancock Tax-Exempt Series Fund; John Hancock World Fund; John Hancock Tax-Advantaged Dividend Income Fund and John Hancock Tax-Advantaged Global Shareholder Yield Fund.

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(f)(2) Not applicable.

(f)(3) The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request by calling the following toll free number (800) 344-1029.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that at least one member of its audit committee is an “audit committee financial expert”. Peter S. Burgess is an audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) AUDIT FEES:
2010: $2,114,006
2009: $2,080,531

These fees represent aggregate fees billed for the last two fiscal years (the “Reporting Periods”) for professional services rendered by the principal accountant for the audits of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filing or engagements for such Reporting Periods.

(b) AUDIT RELATED FEES:
2010: $100,461
2009: $64,045

These fees represent the aggregate fees billed for the Reporting Periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item. Such fees relate to professional services rendered by the principal accountant for separate audit reports in connection with security counts pursuant to Rule 17f-2 under the Investment Company Act of 1940 and fund merger audit services.

(c) TAX FEES:
2010: $216,327
2009: $199,615

These fees represent aggregate fees billed for the Reporting Periods for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning. The tax services provided by the principal accountant related to the review of the Registrant’s federal and state income tax returns, excise tax calculations and returns and a review of the Registrant’s calculations of capital gain and income distributions.

(d) ALL OTHER FEES:
2010: $22,892
2009: $55,000

These fees represent all other fees billed to the Registrant for products and services provided by the principal accountant. These fees were billed to the Registrant and were approved by the Registrant’s audit committee.

(e) (1) Audit Committee Pre-Approval Policies and Procedures:

The Trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(2) Amount approved by the Audit Committee pursuant paragraph (c) (7) (i) (C) of Rule 2-01 of Regulation S-X: None.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant and rendered to the registrant’s control affiliates for each of the last two fiscal years of the registrant were $4,631,633 for the fiscal year ended August 31, 2010, and $10,497,445 for the fiscal year ended August 31, 2009.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were non pre-approved are compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Peter S. Burgess – Chairman
Charles L. Bardelis
Steven M. Roberts

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) This schedule is included as part of the Report to shareholders filed under Item 1 of this form.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not applicable.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Principal Executive Officer and Principal Financial Officer.

(a)(2) The certifications required by Rule 30a-2(a) under the 1940 Act.

(b) The certifications required by Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Hugh McHaffie
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Hugh McHaffie
President
Date: October 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie
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Hugh McHaffie
President
Date: October 25, 2010

/s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer
Date: October 25, 2010